UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

July 31, 2010

(Unaudited)

DFA Investment Dimensions Group Inc.

Form N-Q

July 31, 2010

(Unaudited)

Table of Contents

Tax-Managed U.S. Marketwide Value Portfolio	882
Tax-Managed U.S. Targeted Value Portfolio	883
Tax-Managed U.S. Small Cap Portfolio	909
T.A. U.S. Core Equity 2 Portfolio	948
Tax-Managed DFA International Value Portfolio	1002
T.A. World ex U.S. Core Equity Portfolio	1013
Tax-Managed U.S. Equity Portfolio	1108
LWAS/DFA International High Book to Market Portfolio	1108
VA U.S. Targeted Value Portfolio	1109
VA U.S. Large Value Portfolio	1132
VA International Value Portfolio	1137
VA International Small Portfolio	1147
VA Short-Term Fixed Portfolio	1190
VA Global Bond Portfolio	1193

Notes to Schedules of Investments
Organization	1196
Security Valuation	1196
Financial Instruments	1197
Federal Tax Cost	1200
Recent Issued Accounting Standards	1202
Subsequent Event Evaluations	1202

The DFA Investment Trust Company
The U.S. Large Cap Value Series	1204
The DFA International Value Series	1209
The Japanese Small Company Series	1221
The Asia Pacific Small Company Series	1245
The United Kingdom Small Company Series	1265
The Continental Small Company Series	1273
The Canadian Small Company Series	1299
The Emerging Markets Series	1308
The Emerging Markets Small Cap Series	1322
The Tax-Managed U.S. Marketwide Value Series	1368
The Tax-Managed U.S. Equity Series	1391

Notes to Schedules of Investments
Organization	1438
Security Valuation	1438
Financial Instruments	1439
Federal Tax Cost	1440
Recent Issued Accounting Standards	1440
Subsequent Event Evaluations	1440

DFA Investment Dimensions Group Inc.

Form N-Q

July 31, 2010

(Unaudited)

Table of Contents

Dimensional Emerging Markets Value Fund

Schedule of Investments	1442

Notes to Schedule of Investments
Organization	1479
Security Valuation	1479
Financial Instruments	1480
Federal Tax Cost	1480
Recent Issued Accounting Standards	1481
Subsequent Event Evaluations	1481

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
REIT	Real Estate Investment Trust
SA	Special Assessment
SCSDE	South Carolina State Department of Education
SPDR	Standard & Poor’s Depository Receipts
TAN	Tax Anticipation Note

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
—	Security is being fair valued as of July 31, 2010.
(r)	The adjustable or variable rate shown is effective as of July 31, 2010.
(y)	The rate shown is the effective yield.
(t)	Face Amount denominated in Australian Dollars.
(g)	Face Amount denominated in British Pounds.
(c)	Face Amount denominated in Canadian Dollars.
(e)	Face Amount denominated in Euro.
(z)	Face Amount denominated in New Zealand Dollars.
(n)	Face Amount denominated in Norwegian Krone.
(u)	Face Amount denominated in United States Dollars.
§	Affiliated Fund.
—	Amounts designated as — are either zero or rounded to zero.
❖	Security segregated as collateral for the Open Futures Contracts.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (70.3%)
AUSTRALIA — (2.0%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,000	$1,032,308
Commonwealth Bank of Australia
(u) 4.750%, 01/27/11	434	441,698
Macquarie Bank, Ltd.
(u) 2.600%, 01/20/12	1,449	1,477,145

TOTAL AUSTRALIA		2,951,151

AUSTRIA — (1.4%)
Oesterreichische Volksbanken AG
3.000%, 02/09/12	1,600	2,134,201

CANADA — (18.1%)
Alberta Capital Finance Authority
5.850%, 06/01/12	2,000	2,094,976
Bank of Nova Scotia Floating Rate Note
(r)(u)0.788%, 03/05/12	4,000	3,997,932
British Columbia, Province of Canada
5.750%, 01/09/12	4,000	4,130,889
Canada Mortgage & Housing Corp.
5.500%, 06/01/12	3,700	3,854,579
Canadian Government Bond
1.250%, 12/01/11	2,300	2,238,767
1.500%, 06/01/12	1,000	975,167
Ontario, Province of Canada
4.400%, 12/02/11	4,200	4,248,575
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,300	1,365,480
(e) 5.750%, 07/25/11	2,000	2,714,047
Royal Bank of Canada Floating Rate Note
(r)(u)0.427%, 01/27/12	100	100,000
Toronto-Dominion Bank (The)
(g) 6.875%, 06/24/11	650	1,066,222

TOTAL CANADA		26,786,634

DENMARK — (2.1%)
Denmark Government International Bond
(u) 1.875%, 03/16/12	3,000	3,051,750

	Face Amount^	Value†
	(000)

FINLAND — (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.564%, 02/01/12	500	$499,851

FRANCE — (4.9%)
Agence Francaise de Developpement
(u) 2.250%, 05/22/12	2,500	2,545,825
Caisse d’Amortissement de la Dette Sociale
(u) 5.375%, 07/17/12	500	540,745
Societe Financement del’Economie Francaise
3.500%, 11/24/11	2,000	2,688,390
(u) 2.250%, 06/11/12	1,500	1,535,530

TOTAL FRANCE		7,310,490

GERMANY — (6.7%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	1,500	2,004,826
Kreditanstalt fuer Wiederaufbau
(g) 4.375%, 03/07/11	600	960,817
(u) 2.250%, 04/16/12	2,500	2,553,637
Landwirtschaftliche Rentenbank
(g) 5.250%, 01/18/12	2,615	4,346,306

TOTAL GERMANY		9,865,586

JAPAN — (2.0%)
Development Bank of Japan
(e) 5.625%, 08/02/11	1,500	2,033,705
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,009,654

TOTAL JAPAN		3,043,359

NETHERLANDS — (6.5%)
Bank Nederlandse Gemeenten
(u) 2.250%, 01/17/12	3,000	3,059,574
(g) 5.750%, 03/07/12	521	872,811
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	4,000	4,070,968
Rabobank Nederland
(g) 5.000%, 04/11/11	1,000	1,605,920

TOTAL NETHERLANDS		9,609,273

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

NORWAY — (2.8%)
Kommunalbanken
(u) 3.250%, 06/15/11	4,000	$4,089,592

SPAIN — (0.7%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,000	998,200

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.7%)
European Investment Bank
(u) 3.250%, 10/14/11	800	823,694
(u) 4.625%, 03/21/12	3,100	3,283,136
European Union
(e) 3.250%, 12/09/11	1,000	1,343,368

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,450,198

SWEDEN — (2.6%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,037,050
(u) 5.375%, 07/03/12	2,600	2,815,987

TOTAL SWEDEN		3,853,037

UNITED KINGDOM — (4.7%)
Bank of Scotland P.L.C.
4.625%, 11/04/11	1,800	2,940,290
Clydesdale Bank P.L.C.
3.375%, 12/09/11	800	1,293,729
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	1,700	2,766,788

TOTAL UNITED KINGDOM		7,000,807

UNITED STATES — (11.8%)
Barclays Bank P.L.C. Floating Rate Note
(r) 0.641%, 01/14/11	$1,000	999,977
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.554%, 02/10/12	4,000	4,008,288
CME Group, Inc. Floating Rate Note
(r) 1.003%, 08/06/10	4,000	4,000,188

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
General Electric Capital Corp. Floating Rate Note
(r) 0.794%, 02/01/11	$2,000	$2,004,122
(r) 0.618%, 06/06/11	1,000	999,698
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	1,000	1,621,552
JPMorgan Chase & Co. Floating Rate Note
(r) 1.286%, 06/13/11	1,800	1,811,234
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.634%, 10/04/11	2,000	1,999,384

TOTAL UNITED STATES		17,444,443

TOTAL BONDS		104,088,572

AGENCY OBLIGATIONS — (15.7%)
Federal Farm Credit Bank
1.125%, 10/03/11	2,000	2,014,494
Federal Home Loan Bank
3.625%, 09/16/11	2,200	2,282,280
1.125%, 05/18/12	2,000	2,018,186
Federal Home Loan Bank Discount Note
(y)❖ 0.123%, 09/10/10	11,000	10,998,057
0.170%, 09/10/10	4,000	3,999,294
Federal Home Loan Mortgage Corporation
1.125%, 07/27/12	2,000	2,018,020

TOTAL AGENCY OBLIGATIONS		23,330,331

COMMERCIAL PAPER — (8.8%)
Barclays U.S. Funding LLC
0.450%, 08/09/10	3,000	2,999,685
Eksportfinans
0.220%, 08/02/10	1,000	999,988
0.230%, 08/12/10	3,000	2,999,770
Nestle Capital Corp.
0.330%, 09/13/10	4,000	3,998,757
Oesterreichische Kontrollbank AG
0.300%, 10/21/10	2,000	1,998,211

TOTAL COMMERCIAL PAPER		12,996,411

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
EXCHANGE-TRADED FUND — (3.3%)
UNITED STATES — (3.3%)
SPDR Trust Series I	44,100	$4,862,907

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $2,620,000 FHLMC 5.50%, 09/15/33, valued at $2,872,175) to be repurchased at $2,828,045.	$2,828	2,828,000

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $147,915,270)##	$148,106,221

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$ 104,088,572	—	$ 104,088,572
Agency Obligations	—	23,330,331	—	23,330,331
Commercial Paper	—	12,996,411	—	12,996,411
Exchange-Traded Fund	$4,862,907	—	—	4,862,907
Temporary Cash Investments	—	2,828,000	—	2,828,000
Forward Foreign Currency Contracts**	—	(1,029,458)	—	(1,029,458)
Futures Contracts**	3,270,663	—	—	3,270,663
TOTAL	$8,133,570	$ 142,213,856	—	$ 150,347,426

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$6,404,239,891

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,301,799,143)##	$6,404,239,891

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$6,404,239,891	—	—	$6,404,239,891

See accompanying Notes to Schedules of Investments.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (85.9%)
Consumer Discretionary — (15.0%)
*1-800-FLOWERS.COM, Inc.	76,431	$170,441
*4Kids Entertainment, Inc.	10,185	7,333
*99 Cents Only Stores	169,314	2,813,999
Aaron’s, Inc.	105,178	1,910,032
*AC Moore Arts & Crafts, Inc.	90,973	223,794
Acme United Corp.	12,718	128,070
*AH Belo Corp.	103,994	804,914
*Aldila, Inc.	26,679	109,651
*All American Group, Inc.	24,733	14,592
*Alloy, Inc.	71,219	675,868
#*American Apparel, Inc.	32,768	52,756
#*American Axle & Manufacturing Holdings, Inc.	47,441	441,676
#American Greetings Corp. Class A	38,000	778,620
*America’s Car-Mart, Inc.	56,120	1,306,474
*AnnTaylor Stores Corp.	107,489	1,885,357
#*Arctic Cat, Inc.	65,328	650,014
Ark Restaurants Corp.	7,555	100,859
*Asbury Automotive Group, Inc.	19,300	259,778
*Ascent Media Corp.	16,976	471,933
*Audiovox Corp. Class A	89,823	669,181
#*AutoNation, Inc.	233,226	5,697,711
*Ballantyne Strong, Inc.	42,178	325,614
#Barnes & Noble, Inc.	270,612	3,509,838
*Bassett Furniture Industries, Inc.	52,270	251,419
*Beasley Broadcast Group, Inc.	14,330	79,818
#*Beazer Homes USA, Inc.	451,401	1,909,426
bebe stores, inc.	196,324	1,168,128
*Belo Corp.	214,014	1,294,785
*Benihana, Inc. (082047101)	12,428	84,138
*Benihana, Inc. (082047200)	6,585	41,222
Big 5 Sporting Goods Corp.	59,889	822,875
*Biglari Holdings, Inc.	6,662	1,935,311
#*BJ’s Restaurants, Inc.	67,612	1,724,106
*Bluegreen Corp.	140,915	415,699
Blyth, Inc.	42,109	1,665,411
Bob Evans Farms, Inc.	106,492	2,792,220
*Bon-Ton Stores, Inc. (The)	62,783	600,205
Books-A-Million, Inc.	57,298	371,291
#*Borders Group, Inc.	335,566	446,303
#*Boyd Gaming Corp.	408,260	3,453,880
*Brookfield Homes Corp.	139,013	1,035,647
Brown Shoe Co., Inc.	207,468	3,033,182
#Brunswick Corp.	151,959	2,571,146
*Build-A-Bear-Workshop, Inc.	114,709	693,989
#*Cabela’s, Inc.	345,772	5,390,585
*Cache, Inc.	69,808	360,209
*California Pizza Kitchen, Inc.	28,805	516,762
#Callaway Golf Co.	322,361	2,175,937
*Cambium Learning Group, Inc.	5,869	20,307
*Canterbury Park Holding Corp.	2,034	17,208
*Caribou Coffee Co., Inc.	3,135	33,294
*Carmike Cinemas, Inc.	33,324	243,598
*Carriage Services, Inc.	45,891	214,770
*Casual Male Retail Group, Inc.	95,915	331,866
*Cavco Industries, Inc.	30,552	1,071,153
#*Charles & Colvard, Ltd.	8,660	23,555
#*Charming Shoppes, Inc.	388,947	1,742,483
*Cheesecake Factory, Inc.	11,739	275,162

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Chico’s FAS, Inc.	214,855	$2,013,191
Christopher & Banks Corp.	147,148	1,087,424
#Churchill Downs, Inc.	44,847	1,631,085
Cinemark Holdings, Inc.	382,492	5,580,558
*Clear Channel Outdoor Holdings, Inc.	70,012	770,832
*Cobra Electronics Corp.	100	268
*Collective Brands, Inc.	278,432	4,460,481
Collectors Universe, Inc.	13,784	179,606
#Columbia Sportswear Co.	51,500	2,524,015
#*Conn’s, Inc.	128,909	678,061
*Core-Mark Holding Co., Inc.	59,937	1,829,277
*Cost Plus, Inc.	41,813	143,419
*Craftmade International, Inc.	400	2,300
#*Crocs, Inc.	211,499	2,713,532
CSS Industries, Inc.	7,200	129,744
*Culp, Inc.	18,427	192,009
#*Cumulus Media, Inc.	3,000	9,090
*Cybex International, Inc.	36,000	62,280
*Dana Holding Corp.	349,064	4,146,880
*dELiA*s, Inc.	102,506	148,634
*Delta Apparel, Inc.	10,069	148,719
#*Destination Maternity Corp.	21,006	650,136
Dillard’s, Inc.	240,649	5,568,618
#*DineEquity, Inc.	81,900	2,986,074
*Dixie Group, Inc.	11,193	36,825
*Dolan Media Co.	24,851	290,508
*Dorman Products, Inc.	6,111	142,631
Dover Downs Gaming & Entertainment, Inc.	12,000	40,080
*Dover Motorsports, Inc.	21,900	35,259
#DR Horton, Inc.	14,389	158,567
*Dress Barn, Inc. (The)	79,350	1,959,945
*Drew Industries, Inc.	57,769	1,220,659
*E.W. Scripps Co. (The) Class A	229,697	1,805,418
#*Eastman Kodak Co.	286,034	1,135,555
*EDCI Holdings, Inc.	836	4,205
Emerson Radio Corp.	65,246	146,803
#*Entercom Communications Corp.	51,477	431,377
*Entravision Communications Corp.	20,702	44,716
*Escalade, Inc.	272	1,308
#Ethan Allen Interiors, Inc.	28,598	438,693
*Ever-Glory International Group, Inc.	815	2,168
*Exide Technologies	62,109	373,896
*Famous Dave’s of America, Inc.	1,725	13,783
*Federal-Mogul Corp.	101,418	1,819,439
Finish Line, Inc. Class A	231,108	3,307,155
*Fisher Communications, Inc.	40,982	725,381
Flexsteel Industries, Inc.	7,464	83,671
#Foot Locker, Inc.	351,979	4,783,395
Fred’s, Inc.	169,607	1,838,540
*Full House Resorts, Inc.	24,216	77,007
*Furniture Brands International, Inc.	252,246	1,392,398
Gaiam, Inc.	32,267	193,602
#*GameStop Corp. Class A	48,782	978,079
*GameTech International, Inc.	1,700	1,020
Gaming Partners International Corp.	15,094	101,432
#Gannett Co., Inc.	49,376	650,776
#*Gaylord Entertainment Co.	204,517	5,928,948
*Genesco, Inc.	110,247	3,008,641
*G-III Apparel Group, Ltd.	63,741	1,644,518
*Global Traffic Network, Inc.	4,016	22,490
*Golfsmith International Holdings, Inc.	6,065	21,470

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Gray Television, Inc.	232,712	$605,051
*Great Wolf Resorts, Inc.	91,137	202,324
#*Group 1 Automotive, Inc.	146,690	4,066,247
Harte-Hanks, Inc.	152,558	1,720,854
Haverty Furniture Cos., Inc.	90,668	1,098,896
*Hawk Corp.	18,858	551,219
*Heelys, Inc.	114,416	310,067
*Helen of Troy, Ltd.	130,036	3,115,663
*Hollywood Media Corp.	17,128	19,183
Hooker Furniture Corp.	54,414	643,173
Hot Topic, Inc.	296,146	1,566,612
*Iconix Brand Group, Inc.	314,983	5,184,620
International Speedway Corp.	108,756	2,816,780
*Isle of Capri Casinos, Inc.	166,299	1,396,912
*J. Alexander’s Corp.	4,290	20,184
*Jackson Hewitt Tax Service, Inc.	44,845	49,778
#*JAKKS Pacific, Inc.	45,402	716,444
Jarden Corp.	239,973	6,947,218
*Jo-Ann Stores, Inc.	111,790	4,682,883
*Johnson Outdoors, Inc.	1,347	17,147
Jones Apparel Group, Inc.	279,083	4,867,208
*Journal Communications, Inc.	136,162	648,131
*Kenneth Cole Productions, Inc. Class A	49,064	658,930
*Kid Brands, Inc.	82,276	684,536
*Kona Grill, Inc.	813	2,911
KSW, Inc.	15,291	47,096
*K-Swiss, Inc. Class A	109,848	1,312,684
Lacrosse Footwear, Inc.	10,829	158,970
*Lakeland Industries, Inc.	27,627	248,919
*Lakes Entertainment, Inc.	85,609	215,735
#*Landry’s Restaurants, Inc.	10,400	254,696
*Lazare Kaplan International, Inc.	3,092	2,659
#*La-Z-Boy, Inc.	99,881	854,981
*Leapfrog Enterprises, Inc.	45,100	229,108
#*Lee Enterprises, Inc.	179,701	528,321
#Lennar Corp. Class A	276,060	4,077,406
*Lennar Corp. Class B Voting	50,721	641,621
*Liberty Media Corp. Capital Series A	166,331	7,757,678
*Liberty Media Corp. Interactive Class A	296,826	3,360,070
*Liberty Media-Starz Corp. Series A	11,929	654,783
#*Life Time Fitness, Inc.	41,300	1,501,668
*Lifetime Brands, Inc.	56,716	833,158
*LIN TV Corp. Class A	13,138	76,857
Lithia Motors, Inc.	106,247	934,974
#*Live Nation Entertainment, Inc.	341,426	3,151,362
#*Liz Claiborne, Inc.	340,860	1,615,676
*Luby’s, Inc.	129,581	673,821
*M/I Homes, Inc.	109,143	1,151,459
Mac-Gray Corp.	38,455	416,468
*Madison Square Garden, Inc.	23,908	459,990
Marcus Corp.	116,850	1,425,570
*MarineMax, Inc.	135,127	1,026,965
*MAXXAM, Inc.	10	8,105
*McClatchy Co. (The)	325,123	1,137,930
*McCormick & Schmick’s Seafood Restaurants, Inc.	73,657	582,627
#MDC Holdings, Inc.	76,951	2,240,813
#*Media General, Inc.	117,338	1,212,102
#Men’s Wearhouse, Inc. (The)	230,473	4,485,005
Meredith Corp.	11,075	351,631
*Meritage Homes Corp.	130,250	2,289,795
*Modine Manufacturing Co.	181,000	1,837,150

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Mohawk Industries, Inc.	141,554	$6,926,237
*Monarch Casino & Resort, Inc.	23,247	247,581
*Morton’s Restaurant Group, Inc.	76,039	371,831
*Motorcar Parts of America, Inc.	29,140	194,655
#*Movado Group, Inc.	90,236	1,025,081
*MTR Gaming Group, Inc.	47,163	101,872
*Multimedia Games, Inc.	124,423	522,577
*Nathan’s Famous, Inc.	1,689	26,636
*Nautilus, Inc.	119,590	236,788
*Navarre Corp.	11,838	29,950
*New Frontier Media, Inc.	89,879	146,503
*New York & Co., Inc.	252,583	563,260
#*O’Charley’s, Inc.	120,382	839,063
*Office Depot, Inc.	357,456	1,544,210
#*Orient-Express Hotels, Ltd.	343,636	3,130,524
#*Orleans Homebuilders, Inc.	16,969	1,867
*Outdoor Channel Holdings, Inc.	60,591	344,157
Oxford Industries, Inc.	24,399	546,538
#*Pacific Sunwear of California, Inc.	404,805	1,635,412
#*Palm Harbor Homes, Inc.	44,777	100,748
*Penn National Gaming, Inc.	140,966	3,861,059
#*Penske Automotive Group, Inc.	322,318	4,512,452
Pep Boys - Manny, Moe & Jack (The)	237,752	2,282,419
*Perry Ellis International, Inc.	76,500	1,712,835
Phillips-Van Heusen Corp.	104,053	5,399,310
*Pier 1 Imports, Inc.	25,878	180,887
*Pinnacle Entertainment, Inc.	208,921	2,266,793
#*Pulte Group, Inc.	333,576	2,928,797
*Quiksilver, Inc.	585,661	2,617,905
#*Radio One, Inc.	121,338	133,472
*RC2 Corp.	99,526	1,647,155
*Reading International, Inc. Class A	8,787	40,069
*Red Lion Hotels Corp.	35,069	261,264
#*Red Robin Gourmet Burgers, Inc.	88,549	1,889,636
#Regis Corp.	228,031	3,472,912
#*Rent-A-Center, Inc.	265,181	5,831,330
*Retail Ventures, Inc.	149,079	1,444,576
RG Barry Corp.	25,404	301,037
*Rick’s Cabaret International, Inc.	53,340	410,185
*Rocky Brands, Inc.	29,543	235,458
#*Royal Caribbean Cruises, Ltd.	278,627	8,041,175
*Rubio’s Restaurants, Inc.	40,309	349,076
*Ruby Tuesday, Inc.	289,803	2,961,787
*Ruth’s Hospitality Group, Inc.	38,389	155,092
Ryland Group, Inc. (The)	104,200	1,700,544
*Saga Communications, Inc.	12,163	272,451
#*Saks, Inc.	755,984	6,206,629
*Salem Communications Corp.	17,020	58,038
Scholastic Corp.	114,635	2,903,705
Service Corp. International	484,411	4,127,182
*Shiloh Industries, Inc.	26,252	254,119
*Shoe Carnival, Inc.	66,243	1,394,415
*Signet Jewelers, Ltd. ADR	45,518	1,355,071
*Sinclair Broadcast Group, Inc. Class A	77,945	470,788
*Skechers U.S.A., Inc. Class A	153,470	5,692,202
Skyline Corp.	41,629	835,910
#*Smith & Wesson Holding Corp.	15,373	59,186
#*Sonic Automotive, Inc.	79,339	784,663
Spartan Motors, Inc.	178,157	764,294
#Speedway Motorsports, Inc.	199,002	2,730,307
*Sport Chalet, Inc. Class A	8,807	19,552

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Sport Supply Group, Inc.	40,960	$554,598
Stage Stores, Inc.	180,381	1,984,191
Standard Motor Products, Inc.	88,373	866,055
#*Standard Pacific Corp.	530,671	2,122,684
*Stanley Furniture, Inc.	47,264	181,021
*Stein Mart, Inc.	35,802	276,391
*Steinway Musical Instruments, Inc.	52,643	1,025,486
#Stewart Enterprises, Inc.	272,602	1,463,873
*Stoneridge, Inc.	53,150	569,236
*Strattec Security Corp.	1,000	20,830
Superior Industries International, Inc.	153,618	2,210,563
*Syms Corp.	5,623	42,004
Systemax, Inc.	36,850	602,866
*Talbots, Inc.	40,500	465,345
*Tandy Brands Accessories, Inc.	5,781	21,390
Tandy Leather Factory, Inc.	2,055	8,836
*Timberland Co. Class A	64,138	1,130,112
*Toll Brothers, Inc.	326,819	5,673,578
*Trans World Entertainment Corp.	800	1,472
*TRW Automotive Holdings Corp.	109,812	3,853,303
*Tuesday Morning Corp.	200,589	874,568
#*Unifi, Inc.	288,741	1,131,865
*Universal Electronics, Inc.	13,000	228,280
#*Vail Resorts, Inc.	92,600	3,507,688
*Valassis Communications, Inc.	96,290	3,328,745
*Valuevision Media, Inc.	22,214	40,652
*VCG Holding Corp.	58,719	117,438
Washington Post Co.	2,833	1,191,248
*Wells-Gardner Electronics Corp.	2,302	4,834
Wendy’s/Arby’s Group, Inc.	538,049	2,345,894
#*West Marine, Inc.	117,250	1,217,055
*Wet Seal, Inc. (The)	37,798	127,757
#Whirlpool Corp.	110,030	9,165,499
#Williams-Sonoma, Inc.	28,700	766,577
Wolverine World Wide, Inc.	62,848	1,796,824
Wyndham Worldwide Corp.	288,139	7,356,189
#*Zale Corp.	72,700	127,952

Total Consumer Discretionary		382,187,136

Consumer Staples — (3.1%)
Alico, Inc.	881	21,461
*Alliance One International, Inc.	487,108	1,836,397
Andersons, Inc. (The)	47,024	1,616,215
B&G Foods, Inc.	203,927	2,339,043
*Cagle’s, Inc. Class A	5,800	43,674
CCA Industries, Inc.	23,686	124,351
*Central European Distribution Corp.	2,100	54,747
*Central Garden & Pet Co.	92,273	960,562
*Central Garden & Pet Co. Class A	192,018	1,941,302
#*Chiquita Brands International, Inc.	230,642	3,385,825
Coca-Cola Bottling Co.	156	8,050
*Constellation Brands, Inc. Class A	389,483	6,644,580
Corn Products International, Inc.	97,027	3,234,880
#*Craft Brewers Alliance, Inc.	20,666	98,990
Del Monte Foods Co.	386,240	5,361,011
*Dole Food Co., Inc.	9,132	99,904
*Elizabeth Arden, Inc.	112,587	1,748,476
Farmer Brothers Co.	38,580	651,230
*Fresh Del Monte Produce, Inc.	133,452	2,781,140
Golden Enterprises, Inc.	8,214	26,695
#*Great Atlantic & Pacific Tea Co.	75,822	262,344

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Griffin Land & Nurseries, Inc. Class A	12,183	$367,317
#*Hain Celestial Group, Inc.	174,098	3,666,504
#*HQ Sustainable Maritime Industries, Inc.	20,852	88,621
#Imperial Sugar Co.	65,616	787,392
Ingles Markets, Inc.	51,399	835,748
Inter Parfums, Inc.	72,843	1,271,110
*John B. Sanfilippo & Son, Inc.	22,027	309,259
*Mannatech, Inc.	40,466	110,068
*MGP Ingredients, Inc.	28,334	214,772
#Nash-Finch Co.	71,489	2,810,947
*Natural Alternatives International, Inc.	7,178	52,184
*Nutraceutical International Corp.	56,298	886,693
Oil-Dri Corp. of America	3,391	74,195
*Omega Protein Corp.	104,830	545,116
*Pantry, Inc.	97,010	1,746,180
*Parlux Fragrances, Inc.	49,701	112,821
*Physicians Formula Holdings, Inc.	40,049	141,173
*Prestige Brands Holdings, Inc.	289,720	2,381,498
*Ralcorp Holdings, Inc.	85,111	4,970,482
#Ruddick Corp.	11,569	410,121
Schiff Nutrition International, Inc.	30,060	241,983
*Seneca Foods Corp.	12,553	383,871
#*Smart Balance, Inc.	244,672	934,647
#*Smithfield Foods, Inc.	419,475	5,977,519
Spartan Stores, Inc.	87,384	1,254,834
#SUPERVALU, Inc.	253,201	2,856,107
*Susser Holdings Corp.	66,393	797,380
Tasty Baking Co.	26,436	175,271
#*TreeHouse Foods, Inc.	76,040	3,626,348
#Universal Corp.	79,854	3,541,525
Weis Markets, Inc.	63,103	2,262,243
*Winn-Dixie Stores, Inc.	214,821	2,107,394

Total Consumer Staples		79,182,200

Energy — (7.5%)
#*Allis-Chalmers Energy, Inc.	345,591	901,992
#Alon USA Energy, Inc.	167,443	1,153,682
*Approach Resources, Inc.	67,625	455,792
*Atlas Energy, Inc.	45,750	1,353,742
#*ATP Oil & Gas Corp.	203,365	2,147,534
#*Basic Energy Services, Inc.	248,771	2,330,984
#Berry Petroleum Corp. Class A	57,472	1,713,815
*Bill Barrett Corp.	113,350	4,010,323
#*BioFuel Energy Corp.	20,920	32,008
*Bolt Technology Corp.	29,017	274,501
*Boots & Coots, Inc.	41,514	123,712
*Brigham Exploration Co.	163	2,813
#*Bristow Group, Inc.	167,782	5,608,952
*Bronco Drilling Co., Inc.	140,754	534,865
*Cal Dive International, Inc.	329,661	1,951,593
*Callon Petroleum Co.	58,196	335,791
*Clayton Williams Energy, Inc.	14,068	626,167
*Complete Production Services, Inc.	332,185	6,394,561
*Comstock Resources, Inc.	20,970	530,751
*Contango Oil & Gas Co.	8,300	363,872
*CREDO Petroleum Corp.	3,332	25,523
*Crosstex Energy, Inc.	268,617	2,079,096
#*CVR Energy, Inc.	248,692	2,014,405
*Dawson Geophysical Co.	46,821	1,091,398
Delek US Holdings, Inc.	134,136	1,006,020
DHT Holdings, Inc.	120,315	505,323

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Double Eagle Petroleum Co.	20,444	$86,887
#*Energy Partners, Ltd.	114,008	1,458,162
*ENGlobal Corp.	500	1,115
#*Exterran Holdings, Inc.	199,784	5,328,239
Frontier Oil Corp.	404,696	4,973,714
#General Maritime Corp.	298,425	1,668,196
*Geokinetics, Inc.	32,887	145,032
*GeoMet, Inc.	4,770	4,818
*GeoResources, Inc.	29,732	440,926
*Global Industries, Ltd.	309,018	1,464,745
*Green Plains Renewable Energy, Inc.	129,820	1,202,133
Gulf Island Fabrication, Inc.	72,323	1,298,921
*Gulfmark Offshore, Inc.	122,012	3,592,033
*Gulfport Energy Corp.	22,353	291,930
#*Harvest Natural Resources, Inc.	194,361	1,613,196
*Helix Energy Solutions Group, Inc.	357,171	3,353,836
#Helmerich & Payne, Inc.	67,800	2,747,934
*Hercules Offshore, Inc.	349,281	887,174
*HKN, Inc.	27,566	84,628
#*Hornbeck Offshore Services, Inc.	82,591	1,390,007
#*International Coal Group, Inc.	867,864	3,905,388
*Key Energy Services, Inc.	363,124	3,507,778
#*Lucas Energy, Inc.	49,200	106,272
Lufkin Industries, Inc.	4,411	181,336
#*Mariner Energy, Inc.	110,707	2,644,790
*Matrix Service Co.	37,935	367,590
*Mitcham Industries, Inc.	49,062	360,606
*Natural Gas Services Group, Inc.	60,748	1,005,379
*Newpark Resources, Inc.	480,197	3,836,774
#*Oil States International, Inc.	72,738	3,341,584
*OMNI Energy Services Corp.	54,824	147,477
#Overseas Shipholding Group, Inc.	145,848	5,721,617
*OYO Geospace Corp.	1,500	80,280
*Parker Drilling Co.	437,334	1,828,056
#*Patriot Coal Corp.	238,729	2,879,072
Patterson-UTI Energy, Inc.	267,389	4,393,201
Penn Virginia Corp.	210,674	4,002,806
*Petroleum Development Corp.	108,885	3,172,909
*PHI, Inc. Non-Voting	64,426	1,023,729
*Pioneer Drilling Co.	336,370	2,226,769
Pioneer Natural Resources Co.	149,975	8,686,552
*Plains Exploration & Production Co.	206,041	4,646,225
*Rex Energy Corp.	121,785	1,290,921
*Rosetta Resources, Inc.	117,807	2,600,000
*Rowan Cos., Inc.	204,873	5,175,092
*SEACOR Holdings, Inc.	40,565	3,359,593
*Seahawk Drilling, Inc.	1,413	14,031
SM Energy Co.	30,800	1,275,736
#*Stone Energy Corp.	78,580	924,101
Sunoco, Inc.	212,272	7,571,742
*Superior Energy Services, Inc.	110,700	2,522,853
#*Superior Well Services, Inc.	174,570	3,241,765
*Swift Energy Corp.	143,984	3,733,505
*T-3 Energy Services, Inc.	60,694	1,539,200
Teekay Corp.	87,998	2,430,505
#Tesoro Petroleum Corp.	229,540	2,963,361
*Tetra Technologies, Inc.	289,030	3,011,693
*TGC Industries, Inc.	18,916	64,314
Tidewater, Inc.	111,251	4,559,066
#*Trico Marine Services, Inc.	84,528	65,932
*Union Drilling, Inc.	98,308	582,966

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Unit Corp.	97,446	$3,985,541
#*USEC, Inc.	559,795	3,095,666
*Warren Resources, Inc.	5,746	18,042
#*Western Refining, Inc.	314,916	1,669,055
#*Whiting Petroleum Corp.	72,600	6,389,526
*Willbros Group, Inc.	93,046	851,371

Total Energy		190,604,608

Financials — (22.4%)
#1st Source Corp.	76,461	1,406,118
21st Century Holding Co.	39,772	151,929
Abington Bancorp, Inc.	120,287	1,147,538
Advance America Cash Advance Centers, Inc.	78,390	308,857
*Affirmative Insurance Holdings, Inc.	37,274	145,741
*Allegheny Corp.	12,423	3,729,633
Allied World Assurance Co. Holdings, Ltd.	82,209	4,095,652
Alterra Capital Holdings, Ltd.	175,200	3,390,120
#*American Capital, Ltd.	1,070,676	5,556,808
American Equity Investment Life Holding Co.	325,267	3,512,884
American Financial Group, Inc.	248,114	7,311,920
American National Insurance Co.	37,261	2,916,791
#American Physicians Capital, Inc.	31,421	1,286,690
*American Safety Insurance Holdings, Ltd.	49,446	815,859
*AmeriCredit Corp.	224,642	5,416,119
*Ameris Bancorp	73,581	724,037
*AMERISAFE, Inc.	99,481	1,786,679
*AmeriServe Financial, Inc.	38,961	73,636
AmTrust Financial Services, Inc.	21,475	275,524
*Arch Capital Group, Ltd.	59,917	4,689,104
#Argo Group International Holdings, Ltd.	119,612	3,724,718
#Arrow Financial Corp.	2,474	62,394
Aspen Insurance Holdings, Ltd.	175,074	4,788,274
*Asset Acceptance Capital Corp.	109,541	491,839
Associated Banc-Corp.	377,164	5,125,659
Assurant, Inc.	266,924	9,953,596
Assured Guaranty, Ltd.	214,031	3,360,287
Asta Funding, Inc.	46,406	419,974
#Astoria Financial Corp.	478,359	6,333,473
*Atlantic Coast Federal Corp.	25,538	53,885
*Avatar Holdings, Inc.	49,633	993,156
Axis Capital Holdings, Ltd.	101,731	3,170,955
*B of I Holding, Inc.	46,452	725,580
Baldwin & Lyons, Inc. Class B	8,197	183,121
#BancFirst Corp.	22,346	920,208
*Bancorp, Inc.	96,740	730,387
#BancorpSouth, Inc.	64,800	949,968
#*BancTrust Financial Group, Inc.	72,111	222,102
Bank Mutual Corp.	96,424	566,973
Bank of Commerce Holdings	1,700	7,395
*Bank of Granite Corp.	3,994	4,074
Bank of the Ozarks, Inc.	31,788	1,190,461
#*BankAtlantic Bancorp, Inc.	310,496	499,899
BankFinancial Corp.	112,518	999,160
Banner Corp.	126,971	298,382
Bar Harbor Bankshares	5,142	137,806
*Beneficial Mutual Bancorp, Inc.	17,175	173,296
#Berkshire Hills Bancorp, Inc.	57,815	1,167,285
#Boston Private Financial Holdings, Inc.	390,022	2,578,045
Brookline Bancorp, Inc.	129,811	1,256,570
*Cadence Financial Corp.	27,203	42,981
Calamos Asset Management, Inc.	10,437	108,545

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Camco Financial Corp.	511	$1,073
Camden National Corp.	1,568	49,000
*Cape Bancorp, Inc.	1,900	14,364
Capital Bank Corp.	200	500
Capital City Bank Group, Inc.	60,446	835,968
Capital Southwest Corp.	17,418	1,547,067
CapitalSource, Inc.	802,088	4,315,233
#*Capitol Bancorp, Ltd.	83,019	113,736
Cardinal Financial Corp.	140,938	1,440,386
Carver Bancorp, Inc.	400	2,600
#*Cascade Financial Corp.	51,397	19,022
#Cash America International, Inc.	65,901	2,207,683
#Cathay General Bancorp	422,078	4,963,637
#Center Bancorp, Inc.	40,963	300,668
*Center Financial Corp.	89,046	460,368
CenterState Banks of Florida, Inc.	74,181	654,276
*Central Jersey Bancorp	11,021	80,674
#*Central Pacific Financial Corp.	178,594	296,466
Chemical Financial Corp.	73,377	1,647,314
#Cincinnati Financial Corp.	42,527	1,171,619
Citizens Community Bancorp, Inc.	6,167	23,620
#Citizens Holding Co.	692	12,643
*Citizens, Inc.	71,946	480,599
#City Holding Co.	7,669	225,852
#City National Corp.	71,861	4,072,363
*CNA Surety Corp.	149,868	2,585,223
#*CNO Financial Group, Inc.	1,229,638	6,603,156
#CoBiz Financial, Inc.	142,928	901,876
Columbia Banking System, Inc.	139,273	2,545,910
Comerica, Inc.	117,411	4,503,886
#*Commonwealth Bankshares, Inc.	2,000	3,140
#Community Bank System, Inc.	103,736	2,567,466
Community Trust Bancorp, Inc.	39,485	1,085,048
*CompuCredit Holdings Corp.	175,001	887,255
Consolidated-Tokoma Land Co.	6,505	187,409
#*Cowen Group, Inc.	41,470	172,515
*Crescent Financial Corp.	35,245	96,924
#CVB Financial Corp.	28,217	287,249
Danvers Bancorp, Inc.	62,049	1,017,604
#*Dearborn Bancorp, Inc.	47,394	77,726
Delphi Financial Group, Inc. Class A	211,158	5,479,550
Dime Community Bancshares, Inc.	112,643	1,475,623
*Dollar Financial Corp.	48,914	959,204
Donegal Group, Inc. Class A	68,889	810,135
#*Doral Financial Corp.	99,293	244,261
*E*Trade Financial Corp.	16,801	245,799
East West Bancorp, Inc.	244,906	3,818,085
Eastern Insurance Holdings, Inc.	45,624	523,764
EMC Insurance Group, Inc.	47,105	1,053,268
Employers Holdings, Inc.	71,040	1,103,962
#*Encore Bancshares, Inc.	26,813	250,970
*Encore Capital Group, Inc.	104,347	2,295,634
Endurance Specialty Holdings, Ltd.	117,457	4,532,666
*Enstar Group, Ltd.	6,799	494,491
Enterprise Bancorp, Inc.	630	7,024
Enterprise Financial Services Corp.	33,179	339,753
ESB Financial Corp.	28,944	408,979
ESSA Bancorp, Inc.	79,429	1,010,337
#F.N.B. Corp.	489,757	4,197,217
Farmers Capital Bank Corp.	1,172	6,083
FBL Financial Group, Inc. Class A	117,449	2,664,918

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Federal Agricultural Mortgage Corp.	62,489	$933,586
Fidelity National Financial, Inc.	414,538	6,122,726
#*Fidelity Southern Corp.	9,725	63,410
Financial Institutions, Inc.	17,507	332,108
*First Acceptance Corp.	83,671	143,914
First American Financial Corp.	200,565	2,958,334
#*First Bancorp (318672102)	153,980	86,999
First Bancorp (318910106)	67,655	1,129,162
#First Busey Corp.	107,001	491,135
First Business Financial Services, Inc.	400	3,780
*First California Financial Group, Inc.	3,285	9,198
First Citizens BancShares, Inc.	3,500	661,535
First Commonwealth Financial Corp.	354,979	1,881,389
First Community Bancshares, Inc.	18,114	266,457
First Defiance Financial Corp.	39,906	398,262
First Federal Bancshares of Arkansas, Inc.	900	1,665
*First Federal of Northern Michigan Bancorp, Inc.	100	226
First Financial Bancorp	76,065	1,209,433
First Financial Corp.	32,634	925,827
First Financial Holdings, Inc.	84,282	1,060,268
First Financial Northwest, Inc.	99,354	453,054
#*First Horizon National Corp.	361,884	4,150,809
#*First Marblehead Corp. (The)	346,767	932,803
First Merchants Corp.	97,213	843,809
First Mercury Financial Corp.	98,414	1,127,824
First Midwest Bancorp, Inc.	293,486	3,692,054
First Niagara Financial Group, Inc.	485,724	6,513,559
First Place Financial Corp.	36,852	133,773
First Security Group, Inc.	33,286	64,908
First South Bancorp, Inc.	6,090	72,106
*FirstCity Financial Corp.	33,929	245,985
Flagstone Reinsurance Holdings SA	266,678	2,944,125
Flushing Financial Corp.	142,749	1,780,080
#*FNB United Corp.	6,938	3,469
#*Forest City Enterprises, Inc. Class A	211,991	2,692,286
*Forestar Group, Inc.	500	8,055
*FPIC Insurance Group, Inc.	20,782	614,108
Fulton Financial Corp.	353,270	3,218,290
*Genworth Financial, Inc.	545,763	7,411,462
German American Bancorp, Inc.	27,679	463,623
GFI Group, Inc.	66,770	393,275
Glacier Bancorp, Inc.	61,496	982,706
*Global Indemnity P.L.C.	65,950	1,003,759
Great Southern Bancorp, Inc.	45,442	996,543
#*Greene Bancshares, Inc.	61,825	620,105
*Greenlight Capital Re, Ltd.	36,908	951,857
*Guaranty Bancorp	157,763	175,117
*Hallmark Financial Services, Inc.	106,494	1,079,849
Hampden Bancorp, Inc.	20,730	206,471
#*Hampton Roads Bankshares, Inc.	22,067	24,274
*Hanmi Financial Corp.	343,888	484,882
Hanover Insurance Group, Inc.	107,458	4,709,884
Harleysville Group, Inc.	68,182	2,146,369
*Harris & Harris Group, Inc.	161,917	659,002
HCC Insurance Holdings, Inc.	184,347	4,815,144
Heartland Financial USA, Inc.	33,416	590,127
*Heritage Commerce Corp.	50,473	181,198
*Heritage Financial Corp.	15,395	228,616
HF Financial Corp.	1,557	15,103
*Hilltop Holdings, Inc.	261,601	2,718,034
*Home Bancorp, Inc.	2,452	32,268

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Home Bancshares, Inc.	38,971	$936,473
Home Federal Bancorp, Inc.	86,137	1,124,088
HopFed Bancorp, Inc.	6,058	57,612
Horace Mann Educators Corp.	177,770	2,990,091
Huntington Bancshares, Inc.	1,239,796	7,513,164
IBERIABANK Corp.	53,085	2,758,297
Independence Holding Co.	45,877	294,072
#Independent Bank Corp.	97,933	2,331,785
Indiana Community Bancorp	738	9,243
Infinity Property & Casualty Corp.	12,200	586,088
#*Interactive Brokers Group, Inc.	49,600	820,880
#*International Assets Holding Corp.	2,272	38,488
#International Bancshares Corp.	177,060	3,070,220
#*Intervest Bancshares Corp.	8,121	26,718
*Investment Technology Group, Inc.	92,353	1,450,866
*Investors Bancorp, Inc.	74,508	978,290
JMP Group, Inc.	29,835	210,337
Jones Lang LaSalle, Inc.	24,456	1,894,362
Kearny Financial Corp.	500	4,695
#K-Fed Bancorp	16,732	145,568
#*Knight Capital Group, Inc.	24,535	352,813
*LaBranche & Co., Inc.	133,465	505,832
#Lakeland Bancorp, Inc.	97,629	875,732
Lakeland Financial Corp.	31,991	656,775
Legacy Bancorp, Inc.	39,923	327,169
Legg Mason, Inc.	18,100	522,909
LNB Bancorp, Inc.	3,887	19,474
*Louisiana Bancorp, Inc.	13,988	202,826
#M&T Bank Corp.	22,174	1,936,677
#*Macatawa Bank Corp.	64,525	118,081
*Maiden Holdings, Ltd.	11,682	80,139
MainSource Financial Group, Inc.	86,736	653,989
*Markel Corp.	1,009	341,042
*Market Leader, Inc.	500	990
MarketAxess Holdings, Inc.	46,261	657,831
*Marlin Business Services Corp.	49,063	548,524
Marshall & Ilsley Corp.	516,191	3,628,823
*Maui Land & Pineapple Co., Inc.	10,282	40,717
#MB Financial, Inc.	230,048	3,989,032
#*MBIA, Inc.	424,714	3,686,518
#*MBT Financial Corp.	48,894	87,031
MCG Capital Corp.	453,143	2,623,698
Meadowbrook Insurance Group, Inc.	193,565	1,773,055
Medallion Financial Corp.	51,707	362,466
Mercantile Bank Corp.	26,803	144,468
Mercer Insurance Group, Inc.	28,318	472,344
Merchants Bancshares, Inc.	14,609	348,425
Mercury General Corp.	57,880	2,496,364
*Meridian Interstate Bancorp, Inc.	20,737	224,374
*Metro Bancorp, Inc.	14,056	178,652
*MF Global Holdings, Ltd.	530,884	3,413,584
#*MGIC Investment Corp.	790,073	6,786,727
MicroFinancial, Inc.	2,546	10,184
MidSouth Bancorp, Inc.	10,400	135,616
Montpelier Re Holdings, Ltd.	317,012	5,154,615
*Nara Bancorp, Inc.	164,046	1,176,210
*NASDAQ OMX Group, Inc. (The)	206,200	4,014,714
*National Financial Partners Corp.	226,337	2,428,596
National Interstate Corp.	10,054	224,305
National Penn Bancshares, Inc.	668,844	4,454,501
National Security Group, Inc.	1,200	15,288

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Navigators Group, Inc. (The)	47,452	$2,022,879
#NBT Bancorp, Inc.	30,454	672,424
Nelnet, Inc. Class A	147,808	2,979,809
*New Century Bancorp, Inc.	700	4,049
New England Bancshares, Inc.	4,879	35,080
New Hampshire Thrift Bancshares, Inc.	500	5,055
New Westfield Financial, Inc.	115,718	950,045
NewAlliance Bancshares, Inc.	537,373	6,539,829
*NewBridge Bancorp	13,863	52,264
*NewStar Financial, Inc.	236,730	1,718,660
*North Valley Bancorp	31,105	57,855
Northeast Community Bancorp, Inc.	8,278	47,185
#Northfield Bancorp, Inc.	17,470	225,188
Northrim Bancorp, Inc.	867	15,259
Northwest Bancshares, Inc.	295,994	3,590,407
NYMAGIC, Inc.	200	5,100
OceanFirst Financial Corp.	36,667	464,204
*Ocwen Financial Corp.	312,143	3,296,230
Old National Bancorp	346,972	3,650,145
#Old Republic International Corp.	511,867	6,403,456
#Old Second Bancorp, Inc.	70,831	98,455
OneBeacon Insurance Group, Ltd.	107,205	1,703,487
#Oriental Financial Group, Inc.	115,801	1,639,742
#*Pacific Capital Bancorp	3,111	3,142
Pacific Continental Corp.	8,418	76,941
#*Pacific Mercantile Bancorp	35,983	138,535
#PacWest Bancorp	39,411	824,872
#Park National Corp.	18,531	1,243,059
#*Patriot National Bancorp	2,600	5,148
Peapack-Gladstone Financial Corp.	1,785	22,580
#*Penson Worldwide, Inc.	133,032	715,712
Peoples Bancorp, Inc.	51,350	885,788
People’s United Financial, Inc.	41,142	569,405
#*PHH Corp.	264,040	5,257,036
#*Phoenix Cos., Inc. (The)	669,911	1,607,786
*PICO Holdings, Inc.	50,124	1,570,886
#*Pinnacle Financial Partners, Inc.	178,477	1,800,833
#*Piper Jaffray Cos., Inc.	48,899	1,525,160
#Platinum Underwriters Holdings, Ltd.	99,826	3,901,200
*PMA Capital Corp.	110,598	742,113
#*PMI Group, Inc. (The)	702,116	2,197,623
*Popular, Inc.	912,523	2,618,941
#*Portfolio Recovery Associates, Inc.	35,614	2,481,584
#*Preferred Bank	63,286	120,243
Premier Financial Bancorp, Inc.	223	1,421
Presidential Life Corp.	74,454	730,394
PrivateBancorp, Inc.	221,862	2,744,433
*ProAssurance Corp.	61,000	3,630,110
#Prosperity Bancshares, Inc.	93,683	3,173,980
Protective Life Corp.	137,532	3,093,095
Provident Financial Holdings, Inc.	21,761	133,830
Provident Financial Services, Inc.	274,341	3,514,308
Provident New York Bancorp	99,755	925,726
PSB Holdings, Inc.	599	2,393
QC Holdings, Inc.	80,989	332,865
*QCR Holdings, Inc.	246	2,406
Radian Group, Inc.	524,943	4,514,510
Regions Financial Corp.	2,700	19,791
Reinsurance Group of America, Inc.	153,401	7,360,180
#RenaissanceRe Holdings, Ltd.	128,174	7,334,116
Renasant Corp.	113,127	1,725,187

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Republic First Bancorp, Inc.	4,250	$8,585
Resource America, Inc.	86,610	376,754
Rewards Network, Inc.	12,896	179,125
*Riverview Bancorp, Inc.	29,296	58,592
#RLI Corp.	18,341	1,017,742
Rockville Financial, Inc.	19,346	245,114
*Rodman & Renshaw Capital Group, Inc.	1,400	4,172
Rome Bancorp, Inc.	8,525	78,004
#S&T Bancorp, Inc.	52,578	1,067,333
*Safeguard Scientifics, Inc.	83,053	1,052,282
Safety Insurance Group, Inc.	63,482	2,488,494
Sanders Morris Harris Group, Inc.	138,589	762,240
Sandy Spring Bancorp, Inc.	92,806	1,572,134
SCBT Financial Corp.	48,663	1,568,408
SeaBright Holdings, Inc.	105,549	864,446
#*Seacoast Banking Corp. of Florida	112,261	152,675
Selective Insurance Group, Inc.	193,677	3,013,614
Shore Bancshares, Inc.	2,225	24,520
SI Financial Group, Inc.	4,029	27,196
#Sierra Bancorp	20,534	243,328
Simmons First National Corp.	34,836	917,929
#Smithtown Bancorp, Inc.	7,811	31,244
Somerset Hills Bancorp	5,111	42,677
*Southern Community Financial Corp.	36,564	72,762
#*Southern Connecticut Bancorp, Inc.	500	3,202
*Southern First Bancshares, Inc.	600	3,606
Southside Bancshares, Inc.	1,821	34,526
Southwest Bancorp, Inc.	76,496	1,113,017
StanCorp Financial Group, Inc.	81,555	3,073,808
State Auto Financial Corp.	101,634	1,598,703
State Bancorp, Inc.	21,504	206,008
StellarOne Corp.	89,029	1,208,124
Sterling Bancorp	32,598	318,156
#Sterling Bancshares, Inc.	401,808	2,085,384
#Stewart Information Services Corp.	98,029	979,310
#*Stifel Financial Corp.	2,253	104,404
*Stratus Properties, Inc.	1,122	10,726
Student Loan Corp.	19,293	484,254
*Sun Bancorp, Inc.	102,481	547,249
*Superior Bancorp	22,061	39,269
Susquehanna Bancshares, Inc.	678,399	5,868,151
SWS Group, Inc.	56,135	489,497
Synovus Financial Corp.	1,391,367	3,645,382
*Taylor Capital Group, Inc.	56,387	560,487
Teche Holding Co.	100	2,820
*Territorial Bancorp, Inc.	2,235	40,699
*Texas Capital Bancshares, Inc.	76,305	1,273,530
Thomas Properties Group, Inc.	139,255	508,281
#*TIB Financial Corp.	11,726	5,159
*Tidelands Bancshares, Inc.	300	465
#Torchmark Corp.	14,700	780,129
Tower Bancorp, Inc.	4,793	102,187
#Tower Group, Inc.	45,313	976,495
#TowneBank	35,462	546,115
#Transatlantic Holdings, Inc.	140,003	6,693,543
*Tree.com, Inc.	55,489	399,521
*Trenwick Group, Ltd.	38,857	95
TriCo Bancshares	35,852	676,527
#Trustco Bank Corp.	2,455	14,288
#Trustmark Corp.	139,806	3,075,732
Umpqua Holdings Corp.	519,273	6,506,491

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Union First Market Bankshares Corp.	55,924	$794,121
#United Bankshares, Inc.	94,644	2,416,261
*United Community Banks, Inc.	320,080	992,248
*United Community Financial Corp.	10,399	16,638
United Financial Bancorp, Inc.	91,552	1,363,209
United Fire & Casualty Co.	90,712	1,944,865
*United PanAm Financial Corp.	22,650	98,528
*United Security Bancshares	990	4,158
United Western Bancorp, Inc.	9,301	7,813
Unitrin, Inc.	208,913	5,805,692
Universal Insurance Holdings, Inc.	21,079	84,316
Univest Corp. of Pennsylvania	26,591	460,822
Validus Holdings, Ltd.	239,615	5,952,037
*Virginia Commerce Bancorp, Inc.	93,419	598,816
*Virtus Investment Partners, Inc.	1,125	29,025
Washington Banking Co.	17,589	253,457
Washington Federal, Inc.	136,772	2,379,833
Washington Trust Bancorp, Inc.	41,767	808,609
*Waterstone Financial, Inc.	5,280	21,067
Webster Financial Corp.	409,887	7,640,294
WesBanco, Inc.	103,519	1,796,055
Wesco Financial Corp.	2,775	940,448
*West Bancorporation, Inc.	46,388	310,336
West Coast Bancorp	83,037	211,744
#*Western Alliance Bancorp	208,128	1,513,091
White Mountains Insurance Group, Ltd.	17,666	5,548,007
#Whitney Holding Corp.	533,457	4,331,671
#Wilmington Trust Corp.	280,107	2,840,285
Wilshire Bancorp, Inc.	119,651	900,972
#Wintrust Financial Corp.	122,137	3,800,903
#*World Acceptance Corp.	12,967	537,223
WR Berkley Corp.	139,375	3,764,519
Yadkin Valley Financial Corp.	24,305	71,457
Zions Bancorporation	262,502	5,824,919
*ZipRealty, Inc.	32,384	87,437

Total Financials		570,055,279

Health Care — (6.1%)
*A.D.A.M., Inc.	10,600	34,132
*Accelrys, Inc.	193,191	1,361,997
*Achillion Pharmaceuticals, Inc.	8,341	20,602
*Adolor Corp.	123,595	137,190
*Air Methods Corp.	53,983	1,713,960
*Albany Molecular Research, Inc.	15,391	100,041
*Alere, Inc.	148,800	4,185,744
*Allied Healthcare International, Inc.	233,212	578,366
*Alphatec Holdings, Inc.	32,751	138,537
*American Dental Partners, Inc.	77,079	883,325
*Amicus Therapeutics, Inc.	779	1,971
*AMN Healthcare Services, Inc.	153,365	923,257
*Amsurg Corp.	115,056	2,107,826
Analogic Corp.	24,965	1,135,159
*AngioDynamics, Inc.	133,285	2,053,922
*Anika Therapeutics, Inc.	48,128	282,030
*Animal Health International, Inc.	11,877	29,574
#*ARCA Biopharma, Inc.	1,700	6,358
Arrhythmia Research Technology, Inc.	950	4,750
*Assisted Living Concepts, Inc.	52,174	1,641,394
*BioClinica, Inc.	32,919	133,322
#*Biodel, Inc.	1,830	7,137
*BioScrip, Inc.	152,819	649,481

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*BMP Sunstone Corp.	66,001	$435,607
#*Brookdale Senior Living, Inc.	72,807	1,032,403
*Caliper Life Sciences, Inc.	67,290	263,777
*Cambrex Corp.	108,647	385,697
Cantel Medical Corp.	79,627	1,264,477
*Capital Senior Living Corp.	136,755	738,477
#*Caraco Pharmaceutical Laboratories, Ltd.	2,959	17,872
*Cardiac Science Corp.	49,750	88,555
*CardioNet, Inc.	91,347	435,725
*Celera Corp.	321,853	2,153,197
#*Community Health Systems, Inc.	178,748	5,796,798
*Conmed Corp.	112,881	2,170,702
*Continucare Corp.	51,424	195,925
#Cooper Cos., Inc.	134,680	5,233,665
*Coventry Health Care, Inc.	317,536	6,296,739
*CPEX Pharmaceuticals, Inc.	2,010	53,788
*Cross Country Healthcare, Inc.	114,914	1,020,436
*CryoLife, Inc.	4,171	22,357
*Cutera, Inc.	68,783	537,883
*Cynosure, Inc.	37,811	388,697
*Cytokinetics, Inc.	5,868	16,137
*Digirad Corp.	77,481	141,790
#*Dynacq Healthcare, Inc.	5,490	12,572
#*Emeritus Corp.	30,325	521,893
Ensign Group, Inc.	35,935	646,830
*Enzo Biochem, Inc.	22,412	103,095
*Exactech, Inc.	27,190	429,058
*Five Star Quality Care, Inc.	143,052	522,140
*Gentiva Health Services, Inc.	125,421	2,587,435
#*Greatbatch, Inc.	111,224	2,511,438
*Hanger Orthopedic Group, Inc.	25,667	440,189
*Harvard Bioscience, Inc.	111,531	402,627
*Health Net, Inc.	24,319	572,712
*HealthSpring, Inc.	272,795	5,128,546
*HealthStream, Inc.	51,619	258,095
*Healthways, Inc.	47,377	674,648
#*Hi-Tech Pharmacal Co., Inc.	18,445	324,263
*Hologic, Inc.	355,268	5,023,490
*ICU Medical, Inc.	1,204	44,801
*Infinity Pharmaceuticals, Inc.	27,947	163,769
*IntegraMed America, Inc.	25,168	206,126
#Invacare Corp.	161,168	3,840,633
*InVentiv Health, Inc.	55,725	1,445,506
*Kendle International, Inc.	83,297	1,025,386
Kewaunee Scientific Corp.	6,030	68,199
*Kindred Healthcare, Inc.	91,759	1,220,395
*King Pharmaceuticals, Inc.	596,470	5,225,077
*K-V Pharmaceutical Co.	124,218	132,913
*Lannet Co., Inc.	14,179	65,223
*LCA-Vision, Inc.	58,998	306,200
*LeMaitre Vascular, Inc.	36,123	218,183
*Lexicon Pharmaceuticals, Inc.	24,752	37,376
*LifePoint Hospitals, Inc.	153,314	4,738,936
*Magellan Health Services, Inc.	98,236	4,134,753
#*Martek Biosciences Corp.	148,308	3,068,493
*Matrixx Initiatives, Inc.	29,730	140,326
*Maxygen, Inc.	156,318	970,735
*MedCath Corp.	123,889	1,097,657
*Medical Action Industries, Inc.	86,744	1,188,393
*Medicines Co. (The)	933	8,593
*MediciNova, Inc.	802	3,882

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
MedQuist, Inc.	2,924	$25,263
*MEDTOX Scientific, Inc.	37,392	428,886
*Misonix, Inc.	3,316	6,765
#*Molina Healthcare, Inc.	110,965	3,307,867
*Nabi Biopharmaceuticals	22,356	127,876
#National Healthcare Corp.	14,705	513,499
*Natus Medical, Inc.	2,600	38,168
*Nighthawk Radiology Holdings, Inc.	77,819	230,344
*NovaMed, Inc.	34,091	281,251
*NxStage Medical, Inc.	67,502	1,065,857
*Odyssey Healthcare, Inc.	50,523	1,351,995
#Omnicare, Inc.	250,849	6,178,411
*Omnicell, Inc.	154,745	1,906,458
*OraSure Technologies, Inc.	110,088	521,817
*Osteotech, Inc.	87,601	332,008
*OTIX Global, Inc.	1,048	4,045
*Palomar Medical Technologies, Inc.	69,014	770,196
*Par Pharmaceutical Cos., Inc.	129,470	3,418,008
*PDI, Inc.	30,371	243,879
*PharMerica Corp.	75,600	987,336
*PhotoMedex, Inc.	4,997	28,583
*Progenics Pharmaceuticals, Inc.	23,930	110,078
*Prospect Medical Holdings, Inc.	14,228	103,722
*Providence Service Corp.	2,005	28,872
*Psychiatric Solutions, Inc.	82,318	2,728,019
*Regeneration Technologies, Inc.	239,029	690,794
*RehabCare Group, Inc.	18,338	388,582
*Repligen Corp.	9,678	31,260
*Res-Care, Inc.	103,054	1,011,990
*Rochester Medical Corp.	7,700	74,536
#*Salix Pharmaceuticals, Ltd.	94,695	4,016,015
#*Sirona Dental Systems, Inc.	18,967	583,804
*Skilled Healthcare Group, Inc.	48,600	129,276
*Solta Medical, Inc.	10,650	18,531
*SonoSite, Inc.	43,568	1,274,364
*Spectranetics Corp.	67,915	350,441
*Spectrum Pharmaceuticals, Inc.	47,714	198,967
*SRI/Surgical Express, Inc.	1,900	6,137
*Sucampo Pharmaceuticals, Inc.	12,566	46,369
*Sun Healthcare Group, Inc.	163,308	1,352,190
*SunLink Health Systems, Inc.	2,608	5,946
*Sunrise Senior Living, Inc.	63,604	190,176
*SuperGen, Inc.	31,100	62,822
*Symmetry Medical, Inc.	137,857	1,341,349
*Synovis Life Technologies, Inc.	1,201	19,552
#Teleflex, Inc.	61,848	3,504,926
*Theragenics Corp.	26,560	32,138
*TomoTherapy, Inc.	182,786	608,677
*Transcept Pharmaceuticals, Inc.	62,689	502,139
*Trimeris, Inc.	15,673	36,675
*Triple-S Management Corp.	89,978	1,788,763
*Universal American Corp.	325,105	5,442,258
#*Viropharma, Inc.	374,919	4,937,683
*Vital Images, Inc.	78,379	1,151,388
*WellCare Health Plans, Inc.	68,017	1,754,158
*Wright Medical Group, Inc.	25,000	390,250
Young Innovations, Inc.	22,660	605,022
*Zoll Medical Corp.	12,763	337,709

Total Health Care		153,955,455

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (13.1%)
A.O. Smith Corp.	9,169	$501,361
*A.T. Cross Co.	9,700	53,835
*AAR Corp.	212,388	3,568,118
ABM Industries, Inc.	51,549	1,118,613
*ACCO Brands Corp.	16,466	97,479
Aceto Corp.	103,091	703,081
Actuant Corp.	4,156	85,697
*AGCO Corp.	134,925	4,689,993
*Air Transport Services Group, Inc.	156,338	830,155
Aircastle, Ltd.	376,397	3,440,269
*AirTran Holdings, Inc.	155,137	747,760
Alamo Group, Inc.	63,723	1,493,030
*Alaska Air Group, Inc.	90,980	4,693,658
Albany International Corp.	108,625	1,993,269
Alexander & Baldwin, Inc.	187,945	6,305,555
*Allied Defense Group, Inc.	28,781	96,416
*Allied Motion Technologies, Inc.	336	1,445
*Altra Holdings, Inc.	15,569	225,750
*Amerco, Inc.	85,436	5,824,172
#*American Commercial Lines, Inc.	28,576	690,110
*American Railcar Industries, Inc.	113,207	1,545,276
*American Reprographics Co.	9,876	87,896
#American Woodmark Corp.	40,478	669,101
Ameron International Corp.	37,983	2,333,676
Ampco-Pittsburgh Corp.	12,000	288,120
*AMREP Corp.	6,036	72,251
Apogee Enterprises, Inc.	125,753	1,415,979
Applied Industrial Technologies, Inc.	202,120	5,659,360
*Argon ST, Inc.	92,818	3,199,436
Arkansas Best Corp.	113,884	2,570,362
#*Armstrong World Industries, Inc.	104,289	3,812,806
#*ArvinMeritor, Inc.	107,857	1,769,933
#*Astec Industries, Inc.	49,429	1,549,599
*ATC Technology Corp.	62,666	1,502,731
*Atlas Air Worldwide Holdings, Inc.	81,342	4,756,880
#*Avis Budget Group, Inc.	578,582	7,139,702
#Baldor Electric Co.	132,781	5,074,890
*Baldwin Technology Co., Inc. Class A	25,200	31,500
Barnes Group, Inc.	124,188	2,282,575
Barrett Business Services, Inc.	49,248	736,750
*BE Aerospace, Inc.	12,387	364,178
*Beacon Roofing Supply, Inc.	100	1,706
Belden, Inc.	40,680	971,845
*BlueLinx Holdings, Inc.	101,805	377,697
#Bowne & Co., Inc.	97,062	1,097,771
Brady Co. Class A	21,017	584,483
Briggs & Stratton Corp.	193,407	3,668,931
Brink’s Co. (The)	26,437	578,970
*BTU International, Inc.	15,123	84,689
*Builders FirstSource, Inc.	16,206	34,681
*C&D Technologies, Inc.	34,455	29,631
*CAI International, Inc.	33,536	438,316
Cascade Corp.	11,940	455,750
*Casella Waste Systems, Inc.	76,336	304,581
#*CBIZ, Inc.	18,311	120,669
CDI Corp.	110,182	1,851,058
*CECO Environmental Corp.	29,259	174,091
*Celadon Group, Inc.	113,324	1,772,387
*Ceradyne, Inc.	113,730	2,644,222
*Chart Industries, Inc.	109,981	1,958,762
Chase Corp.	4,401	61,878

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
CIRCOR International, Inc.	76,016	$2,377,780
*Columbus McKinnon Corp.	71,632	1,126,771
Comfort Systems USA, Inc.	116,847	1,333,224
*Commercial Vehicle Group, Inc.	24,579	276,514
*Consolidated Graphics, Inc.	64,334	2,764,432
*Cornell Cos., Inc.	68,768	1,920,690
Courier Corp.	43,526	693,369
*Covenant Transportation Group, Inc.	30,313	284,639
*CPI Aerostructures, Inc.	15,510	169,059
*CRA International, Inc.	52,640	1,011,741
Curtiss-Wright Corp.	16,100	487,669
Diamond Management & Technology Consultants, Inc.	5,243	56,887
#*Dollar Thrifty Automotive Group, Inc.	55,809	2,783,195
Ducommun, Inc.	62,242	1,300,235
*DXP Enterprises, Inc.	35,708	733,085
*Dycom Industries, Inc.	210,657	1,906,446
*Dynamex, Inc.	600	8,076
#*Eagle Bulk Shipping, Inc.	345,718	1,673,275
*EMCOR Group, Inc.	47,261	1,229,259
Encore Wire Corp.	89,479	1,904,113
EnergySolutions, Inc.	24,567	123,572
*EnerSys	119,143	2,885,643
Ennis, Inc.	142,595	2,412,707
*EnPro Industries, Inc.	85,717	2,567,224
*Esterline Technologies Corp.	120,884	6,204,976
*ExpressJet Holdings, Inc.	87,832	263,496
Federal Signal Corp.	283,840	1,691,686
*Flanders Corp.	57,693	173,079
*Flow International Corp.	149,635	407,007
*Franklin Covey Co.	60,299	375,663
#Freightcar America, Inc.	55,766	1,384,670
*Frozen Food Express Industries, Inc.	17,593	62,631
*Furmanite Corp.	22,978	99,265
G & K Services, Inc. Class A	71,355	1,660,431
#GATX Corp.	196,861	5,563,292
#*Genco Shipping & Trading, Ltd.	141,810	2,368,227
*Gencor Industries, Inc.	16,355	125,116
*General Cable Corp.	50,900	1,350,886
*Genesee & Wyoming, Inc.	11,197	457,733
#*GEO Group, Inc. (The)	38,705	835,254
*Gibraltar Industries, Inc.	160,198	1,728,536
*GP Strategies Corp.	87,881	663,502
#Granite Construction, Inc.	31,488	732,096
Great Lakes Dredge & Dock Corp.	284,510	1,593,256
*Greenbrier Cos., Inc.	124,959	1,631,965
*Griffon Corp.	273,027	3,702,246
*H&E Equipment Services, Inc.	172,824	1,503,569
Hardinge, Inc.	52,512	444,252
HEICO Corp. Class A	13,778	397,909
#Heidrick & Struggles International, Inc.	58,431	1,174,463
*Herley Industries, Inc.	14,036	217,277
#*Hertz Global Holdings, Inc.	260,835	3,062,203
#*Hoku Corp.	21,466	68,047
#Horizon Lines, Inc.	42,099	195,339
*Hudson Highland Group, Inc.	106,527	474,045
*Hurco Cos., Inc.	34,584	583,086
*Huron Consulting Group, Inc.	300	6,159
*ICF International, Inc.	1,348	31,004
*Identive Group, Inc.	6,666	10,666
*IESI-BFC, Ltd.	27,927	628,637
#*Innerworkings, Inc.	860	5,951

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Innovative Solutions & Support, Inc.	43,451	$262,010
*Insituform Technologies, Inc.	93,246	2,135,333
Insteel Industries, Inc.	56,452	524,439
*Integrated Electrical Services, Inc.	32,843	119,877
*Interline Brands, Inc.	142,027	2,569,268
International Shipholding Corp.	15,012	374,399
*Intersections, Inc.	31,619	156,198
#*JetBlue Airways Corp.	904,754	5,817,568
*Kadant, Inc.	36,328	708,033
Kaman Corp. Class A	22,933	523,790
*Kansas City Southern	139,228	5,109,668
Kaydon Corp.	7,101	269,767
*Kelly Services, Inc. Class A	152,925	2,263,290
Kennametal, Inc.	109,571	3,001,150
*Key Technology, Inc.	23,834	286,246
*Kforce, Inc.	114,900	1,552,299
Kimball International, Inc. Class B	122,868	766,696
*Korn/Ferry International	52,100	732,005
*Kratos Defense & Security Solutions, Inc.	14,743	163,058
L.S. Starrett Co. Class A	2,000	19,000
*LaBarge, Inc.	17,595	220,465
*Ladish Co., Inc.	74,267	2,184,192
Lawson Products, Inc.	28,943	515,475
*Layne Christensen Co.	67,522	1,702,230
*LB Foster Co.	11,884	363,413
*LECG Corp.	107,618	230,303
*LMI Aerospace, Inc.	63,979	1,101,718
LSI Industries, Inc.	101,989	536,462
*Lydall, Inc.	50,850	363,577
*M&F Worldwide Corp.	53,099	1,496,330
*Magnetek, Inc.	8,341	8,925
#Manitowoc Co., Inc. (The)	31,100	322,196
*Marten Transport, Ltd.	84,711	1,924,634
*MasTec, Inc.	3,327	35,333
McGrath Rentcorp	46,467	1,083,610
*Metalico, Inc.	216,013	905,094
Met-Pro Corp.	38,010	391,883
*MFRI, Inc.	26,878	168,659
Miller Industries, Inc.	62,704	838,352
#*Mobile Mini, Inc.	158,078	2,709,457
*Moog, Inc.	79,833	2,858,820
Mueller Industries, Inc.	147,875	3,655,470
Mueller Water Products, Inc.	688,428	2,616,026
Multi-Color Corp.	12,226	159,672
*MYR Group, Inc.	2,102	35,335
NACCO Industries, Inc. Class A	32,985	2,936,984
*National Technical Systems, Inc.	21,104	179,384
*Navigant Consulting, Inc.	2,290	22,534
*NIVS IntelliMedia Technology Group, Inc.	5,512	12,347
*NN, Inc.	68,405	402,905
*Northwest Pipe Co.	41,368	751,657
*Ocean Power Technologies, Inc.	50,502	278,771
*On Assignment, Inc.	186,858	902,524
*Orion Energy Systems, Inc.	27,068	87,700
*Owens Corning	231,002	7,271,943
*P.A.M. Transportation Services, Inc.	36,577	534,756
*Paragon Technologies, Inc.	836	2,082
*Park-Ohio Holdings Corp.	27,969	378,980
Pentair, Inc.	22,466	768,337
*PGT, Inc.	86,529	224,975
*Pike Electric Corp.	83,380	782,938

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Pinnacle Airlines Corp.	54,395	$301,892
*Polypore International, Inc.	80,667	1,981,182
Portec Rail Products, Inc.	28,071	325,904
*Powell Industries, Inc.	5,433	178,528
*Power-One, Inc.	19,762	245,642
*PowerSecure International, Inc.	84,162	881,176
Providence & Worcester Railroad Co.	700	8,393
Quanex Building Products Corp.	52,989	932,077
R. R. Donnelley & Sons Co.	3,174	53,545
*RCM Technologies, Inc.	28,494	146,174
Regal-Beloit Corp.	5,553	337,789
*Republic Airways Holdings, Inc.	20,900	130,625
Robbins & Myers, Inc.	27,983	663,757
*Rush Enterprises, Inc. Class A	103,385	1,544,572
*Rush Enterprises, Inc. Class B	1,650	21,598
Ryder System, Inc.	101,652	4,439,143
*Saia, Inc.	45,062	680,436
*Sauer-Danfoss, Inc.	14,300	213,070
Schawk, Inc.	84,996	1,260,491
*School Specialty, Inc.	78,542	1,505,650
Seaboard Corp.	540	819,720
*SFN Group, Inc.	221,408	1,658,346
SIFCO Industries, Inc.	12,808	131,282
#Simpson Manufacturing Co., Inc.	32,481	837,685
#SkyWest, Inc.	232,472	2,894,276
*SL Industries, Inc.	8,294	113,130
*Sparton Corp.	37,705	214,918
#Standard Register Co.	12,726	42,250
Standex International Corp.	44,911	1,348,228
#Steelcase, Inc. Class A	226,303	1,563,754
*Sterling Construction Co., Inc.	62,593	775,527
Superior Uniform Group, Inc.	5,139	52,418
*SYKES Enterprises, Inc.	22,876	362,585
*Sypris Solutions, Inc.	18,147	64,059
#TAL International Group, Inc.	143,230	3,858,616
*Team, Inc.	180	2,556
Technology Research Corp.	22,151	114,521
*Tecumseh Products Co. Class A	34,915	451,800
*Tecumseh Products Co. Class B	2,200	25,146
#*Terex Corp.	74,844	1,477,421
*Thomas & Betts Corp.	23,586	934,949
Timken Co.	151,612	5,097,195
#Titan International, Inc.	185,496	2,036,746
#*Titan Machinery, Inc.	90,971	1,298,156
Todd Shipyards Corp.	13,839	210,353
*Track Data Corp.	26	2,314
*TRC Cos., Inc.	12,000	37,800
Tredegar Industries, Inc.	20,400	352,104
*Trimas Corp.	136,100	1,625,034
Trinity Industries, Inc.	284,198	5,789,113
#Triumph Group, Inc.	80,276	6,092,948
*TrueBlue, Inc.	3,772	48,546
#*Tutor Perini Corp.	205,537	3,962,753
Twin Disc, Inc.	57,751	746,143
*U.S. Home Systems, Inc.	6,889	18,463
#*Ultralife Corp.	34,744	159,822
UniFirst Corp.	65,390	2,874,544
#*United Rentals, Inc.	126,122	1,662,288
*United Stationers, Inc.	29,228	1,582,696
#Universal Forest Products, Inc.	86,921	2,691,943
*Universal Security Instruments, Inc.	100	570

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Universal Truckload Services, Inc.	2,914	$44,264
*URS Corp.	60,285	2,434,911
*USA Truck, Inc.	54,452	892,468
#*USG Corp.	152,047	1,827,605
*Versar, Inc.	29,627	79,104
Viad Corp.	110,061	2,190,214
#*Vicor Corp.	11,101	174,730
Virco Manufacturing Corp.	20,276	59,611
#*Vishay Precision Group, Inc.	19,478	246,397
*Volt Information Sciences, Inc.	108,219	966,396
*Wabash National Corp.	106,175	888,685
Watts Water Technologies, Inc.	126,159	4,062,320
*WCA Waste Corp.	30,783	131,136
#Werner Enterprises, Inc.	21,383	492,450
#*WESCO International, Inc.	112,293	4,034,687
*Willis Lease Finance Corp.	6,400	60,992

Total Industrials		332,932,984

Information Technology — (11.9%)
*Acorn Energy, Inc.	29,669	151,609
*Actel Corp.	74,929	1,098,459
*ActivIdentity Corp.	136,085	266,727
*Acxiom Corp.	144,032	2,209,451
*ADDvantage Technologies Group, Inc.	2,100	5,922
*ADPT Corp.	319,182	973,505
*Advanced Analogic Technologies, Inc.	173,181	552,447
#*Advanced Energy Industries, Inc.	41,920	738,211
*Aetrium, Inc.	14,167	41,509
Agilysys, Inc.	24,993	198,194
American Software, Inc. Class A	43,336	217,547
*Amtech Systems, Inc.	50,698	510,022
*Anadigics, Inc.	243,959	1,070,980
*Anaren, Inc.	55,225	873,659
*Anixter International, Inc.	66,886	3,231,932
*AOL, Inc.	112,227	2,347,789
#*Applied Micro Circuits Corp.	145,898	1,744,940
*Arris Group, Inc.	497,614	4,637,762
*Arrow Electronics, Inc.	242,217	6,004,559
Astro-Med, Inc.	2,658	18,420
#*ATMI, Inc.	110,527	1,640,221
*AuthenTec, Inc.	54,506	111,192
*Aviat Networks, Inc.	236,342	954,822
*Avid Technology, Inc.	186,042	2,405,523
*Avnet, Inc.	188,346	4,736,902
AVX Corp.	315,981	4,449,012
*Aware, Inc.	52,590	131,475
*Axcelis Technologies, Inc.	60,044	100,273
*AXT, Inc.	184,302	1,085,539
Bel Fuse, Inc. Class B	49,976	1,178,434
*Benchmark Electronics, Inc.	298,403	4,983,330
Black Box Corp.	82,201	2,502,198
*Bottomline Technologies, Inc.	4,102	58,125
*Brightpoint, Inc.	71,153	563,532
*Brooks Automation, Inc.	171,419	1,307,927
*Bsquare Corp.	19,106	59,420
#*Cabot Microelectronics Corp.	8,879	290,254
#*CACI International, Inc.	119,021	5,596,367
*CalAmp Corp.	3,751	8,590
*Cascade Microtech, Inc.	41,858	191,291
*CEVA, Inc.	56,879	726,345
*Checkpoint Systems, Inc.	161,806	3,231,266

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Chyron International Corp.	766	$1,394
*Ciber, Inc.	269,265	896,652
#*Cirrus Logic, Inc.	145,493	2,837,113
*Cogent, Inc.	19,724	177,319
Cognex Corp.	52,968	987,853
*Cogo Group, Inc.	744	4,888
*Coherent, Inc.	76,938	2,848,245
Cohu, Inc.	125,199	1,963,120
*Comarco, Inc.	16,531	41,327
Communications Systems, Inc.	38,377	393,748
*Computer Task Group, Inc.	1,472	11,776
*Comtech Telecommunications Corp.	26,472	571,001
*Concurrent Computer Corp.	40,678	209,695
*Convergys Corp.	484,069	5,407,051
CoreLogic, Inc.	218,380	4,374,151
*CPI International, Inc.	79,223	1,114,668
*Cray, Inc.	89,587	596,649
CTS Corp.	80,995	757,303
*CyberOptics Corp.	16,073	156,390
*Cypress Semiconductor Corp.	18,854	199,852
#Daktronics, Inc.	2,155	18,361
*Datalink Corp.	27,496	93,486
*Dataram Corp.	8,444	15,453
DDi Corp.	101,698	921,384
#*DealerTrack Holdings, Inc.	81,196	1,267,470
*DG FastChannel, Inc.	26,877	1,024,820
*Digi International, Inc.	123,757	1,028,421
*Digimarc Corp.	8,979	185,506
#*Digital River, Inc.	16,554	435,205
*Ditech Networks, Inc.	15,551	18,972
*DivX, Inc.	157,990	1,202,304
*DSP Group, Inc.	129,521	904,057
*Dynamics Research Corp.	45,683	444,039
Earthlink, Inc.	407,111	3,594,790
*EchoStar Corp.	32,908	628,543
*Edgewater Technology, Inc.	29,354	71,917
Electro Rent Corp.	118,982	1,641,952
*Electro Scientific Industries, Inc.	39,983	459,005
*Electronics for Imaging, Inc.	227,411	2,421,927
*EMS Technologies, Inc.	62,149	1,034,159
*Emulex Corp.	126,161	1,097,601
*Endwave Corp.	45,664	131,056
*Entegris, Inc.	242,742	1,119,041
*Epicor Software Corp.	159,556	1,234,963
*EPIQ Systems, Inc.	51,719	673,381
*ePlus, Inc.	33,880	606,791
*Euronet Worldwide, Inc.	168,101	2,639,186
*Exar Corp.	189,142	1,322,103
*Extreme Networks	274,860	786,100
#Fair Isaac Corp.	2,742	65,397
*Fairchild Semiconductor Corp. Class A	551,477	5,007,411
#*Faro Technologies, Inc.	72,808	1,497,661
#*FEI Co.	21,039	411,523
#*FormFactor, Inc.	125,713	1,216,902
*Frequency Electronics, Inc.	21,762	110,986
*FSI International, Inc.	700	2,478
*Gerber Scientific, Inc.	137,957	791,873
*Globecomm Systems, Inc.	107,304	883,112
*GSI Technology, Inc.	99,114	673,975
*GTSI Corp.	23,639	127,178
*Hackett Group, Inc.	96,085	301,707

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Harmonic, Inc.	87,689	$611,192
*Henry Bros. Electronics, Inc.	2,067	8,382
*Hutchinson Technology, Inc.	132,689	504,218
*Hypercom Corp.	139,853	605,563
*I.D. Systems, Inc.	47,380	130,769
*IAC/InterActiveCorp.	329,849	8,246,225
#*ICx Technologies, Inc.	23,150	178,023
*IEC Electronics Corp.	800	3,864
*Ikanos Communications, Inc.	77,932	136,381
*Imation Corp.	201,080	1,874,066
*Immersion Corp.	67,235	371,810
*InfoSpace, Inc.	192,389	1,506,406
*Ingram Micro, Inc.	396,212	6,549,384
*Innodata Isogen, Inc.	1,300	3,822
*Insight Enterprises, Inc.	151,323	2,204,776
*Integral Systems, Inc.	81,323	614,802
*Integrated Device Technology, Inc.	543,786	3,159,397
*Integrated Silicon Solution, Inc.	119,078	1,024,071
*Internap Network Services Corp.	237,896	1,113,353
*International Rectifier Corp.	288,953	5,643,252
*Internet Brands, Inc.	185,063	2,031,992
*Internet Capital Group, Inc.	155,497	1,309,285
*Interphase Corp.	28,274	45,804
*Intevac, Inc.	81,374	895,114
*IntriCon Corp.	4,167	22,043
*iPass, Inc.	38,716	49,556
*Ixia	86,601	950,879
*IXYS Corp.	125,625	1,109,269
Jabil Circuit, Inc.	259,869	3,770,699
*JDA Software Group, Inc.	45,750	1,075,125
*JDS Uniphase Corp.	119,626	1,297,942
Keithley Instruments, Inc.	37,327	402,758
*Kenexa Corp.	63,026	758,203
*KEY Tronic Corp.	45,679	239,815
Keynote Systems, Inc.	20,801	208,218
#*Knot, Inc. (The)	80,938	666,120
*Kopin Corp.	158,072	595,931
*KVH Industries, Inc.	44,560	622,949
*L-1 Identity Solutions, Inc.	404,991	3,304,727
*Lattice Semiconductor Corp.	347,737	1,933,418
*Lawson Software, Inc.	352,587	2,810,118
*LeCroy Corp.	11,315	60,875
*Limelight Networks, Inc.	11,747	49,925
*Lionbridge Technologies, Inc.	59,317	291,840
*Littlefuse, Inc.	25,900	922,299
*LoJack Corp.	38,662	136,477
*LookSmart, Ltd.	25,760	38,640
*Loral Space & Communications, Inc.	44,715	2,139,166
Marchex, Inc.	110,684	515,787
*Mattson Technology, Inc.	218,020	638,799
*Measurement Specialties, Inc.	74,103	1,237,520
*MEMSIC, Inc.	10,060	23,138
*Mentor Graphics Corp.	186,495	1,794,082
*Mercury Computer Systems, Inc.	95,026	1,254,343
Methode Electronics, Inc.	187,972	2,007,541
#*Micron Technology, Inc.	415,800	3,027,024
*Microsemi Corp.	9,799	156,392
*Microtune, Inc.	213,235	509,632
*MKS Instruments, Inc.	95,522	2,049,902
*ModusLink Global Solutions, Inc.	256,769	1,684,405
Molex, Inc. Class A	11,320	191,308

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*MoSys, Inc.	36,012	$163,494
*Multi-Fineline Electronix, Inc.	75,075	1,902,400
*Nanometrics, Inc.	35,382	323,038
*NAPCO Security Technologies, Inc.	18,112	31,334
*NETGEAR, Inc.	83,649	2,007,576
*Network Engines, Inc.	1,800	3,510
*Network Equipment Technologies, Inc.	27,689	86,390
*Newport Corp.	20,088	255,720
*Novatel Wireless, Inc.	133,719	895,917
*Nu Horizons Electronics Corp.	78,647	270,546
*Occam Networks, Inc.	61,601	391,782
#*OmniVision Technologies, Inc.	205,970	4,595,191
*Online Resources Corp.	19,740	80,934
*Oplink Communications, Inc.	110,590	1,781,605
OPNET Technologies, Inc.	12,404	189,037
*Opnext, Inc.	261,922	471,460
*Optelecom-NKF, Inc.	7,959	13,212
*Optical Cable Corp.	18,563	55,503
*Orbcomm, Inc.	148,372	277,456
*OSI Systems, Inc.	86,052	2,391,385
*PAR Technology Corp.	56,313	336,752
Park Electrochemical Corp.	21,400	587,216
*PC Connection, Inc.	88,120	608,909
*PC Mall, Inc.	58,159	246,013
*PC-Tel, Inc.	34,660	219,398
*PDF Solutions, Inc.	82,499	338,246
*Perceptron, Inc.	21,683	102,127
*Perficient, Inc.	112,204	970,565
*Performance Technologies, Inc.	55,291	124,405
*Pericom Semiconductor Corp.	135,813	1,241,331
*Pervasive Software, Inc.	33,980	163,104
#*Photronics, Inc.	289,223	1,307,288
*Planar Systems, Inc.	38,495	90,463
*PLX Technology, Inc.	87,640	334,785
#*Powerwave Technologies, Inc.	50,540	91,983
*Presstek, Inc.	38,707	102,186
—*Price Communications Liquidation Trust	21,600	2,950
Qualstar Corp.	34,000	60,520
*RadiSys Corp.	114,478	1,129,898
*RealNetworks, Inc.	660,405	2,192,545
*Reis, Inc.	41,352	277,472
*Relm Wireless Corp.	10,962	26,528
Richardson Electronics, Ltd.	77,071	736,028
*Rimage Corp.	31,136	525,576
*Rofin-Sinar Technologies, Inc.	44,666	940,666
*Rogers Corp.	23,200	718,040
#*Rubicon Technology, Inc.	4,700	142,175
*Rudolph Technologies, Inc.	106,920	923,789
*S1 Corp.	108,433	636,502
*Sandisk Corp.	171,319	7,486,640
*Sanmina-SCI Corp.	162,700	2,045,139
*ScanSource, Inc.	29,094	802,413
*SeaChange International, Inc.	140,245	1,256,595
#*Sigma Designs, Inc.	124,518	1,275,064
#*Silicon Graphics International Corp.	174,929	1,364,446
*Silicon Image, Inc.	212,210	904,015
*Smart Modular Technologies (WWH), Inc.	190,864	1,032,574
*Smith Micro Software, Inc.	65,398	642,862
*Sonus Networks, Inc.	95,255	274,334
*Soundbite Communications, Inc.	3,190	9,092
*Spectrum Control, Inc.	64,871	978,903

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*SRA International, Inc.	40,400	$897,688
*Stamps.com, Inc.	6,329	69,239
*Standard Microsystems Corp.	95,473	2,102,315
*StarTek, Inc.	71,718	331,337
#*Stream Global Services, Inc.	2,831	12,513
*Super Micro Computer, Inc.	8,733	126,105
#*SuperMedia, Inc.	293	6,179
*Support.com, Inc.	228,795	944,923
Sycamore Networks, Inc.	136,504	3,177,813
*Symmetricom, Inc.	129,930	692,527
*SYNNEX Corp.	134,169	3,540,720
#*Take-Two Interactive Software, Inc.	66,614	682,794
*Tech Data Corp.	261,278	10,336,158
*TechTarget, Inc.	51,412	297,675
*TechTeam Global, Inc.	40,752	251,032
Tellabs, Inc.	658,049	4,593,182
*Telular Corp.	25,145	79,207
Tessco Technologies, Inc.	34,518	487,394
TheStreet.com, Inc.	158,346	484,539
*THQ, Inc.	303,935	1,385,944
*Tier Technologies, Inc.	1,606	10,551
*Tollgrade Communications, Inc.	56,777	377,567
*Transact Technologies, Inc.	2,575	18,128
*Trident Microsystems, Inc.	201,573	360,816
*Triquint Semiconductor, Inc.	324,199	2,246,699
*TTM Technologies, Inc.	166,077	1,702,289
*Ultra Clean Holdings, Inc.	43,001	465,701
*Ultratech, Inc.	85,070	1,537,215
United Online, Inc.	368,770	2,330,626
*UTStarcom, Inc.	608,691	1,296,512
#*Veeco Instruments, Inc.	62,650	2,712,745
*Viasystems Group, Inc.	7,937	122,389
*Vicon Industries, Inc.	22,202	96,357
*Video Display Corp.	3,412	14,330
*Virage Logic Corp.	79,903	954,841
*Virtusa Corp.	116,953	1,246,719
*Vishay Intertechnology, Inc.	272,704	2,315,257
Wayside Technology Group, Inc.	4,968	49,730
*Web.com Group, Inc.	101,422	335,707
*Wireless Ronin Technologies, Inc.	21,238	32,919
*WPCS International, Inc.	29,368	72,833
#*X-Rite, Inc.	22,641	83,772
*Zoran Corp.	289,357	2,488,470
*Zygo Corp.	60,024	496,999

Total Information Technology		303,492,372

Materials — (5.7%)
A. Schulman, Inc.	82,868	1,623,384
*A.M. Castle & Co.	119,481	1,764,734
*American Pacific Corp.	24,161	114,765
American Vanguard Corp.	11,029	94,298
*Arabian American Development Co.	870	2,158
Arch Chemicals, Inc.	1,918	65,730
Ashland, Inc.	116,330	5,915,380
*Boise, Inc.	444,789	2,664,286
*Brush Engineered Materials, Inc.	96,017	2,290,005
*Buckeye Technologies, Inc.	222,997	2,531,016
Cabot Corp.	177,879	5,247,430
Carpenter Technology Corp.	81,466	2,847,237
#*Century Aluminum Co.	556,132	5,800,457
*Clearwater Paper Corp.	7,000	431,410

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
#*Coeur d’Alene Mines Corp.	196,564	$2,993,670
*Commercial Metals Co.	151,099	2,174,315
*Core Molding Technologies, Inc.	10,904	61,171
Cytec Industries, Inc.	71,490	3,568,781
#Domtar Corp.	107,587	6,293,839
*Ferro Corp.	347,220	3,704,837
#*Flotek Industries, Inc.	47,301	55,342
Friedman Industries, Inc.	31,741	177,750
#*Georgia Gulf Corp.	56,870	872,954
*Graphic Packaging Holding Co.	262,285	917,997
H.B. Fuller Co.	91,098	1,862,043
Haynes International, Inc.	57,444	1,933,565
*Headwaters, Inc.	310,000	1,072,600
#*Hecla Mining Co.	386,510	1,909,359
*Horsehead Holding Corp.	129,127	989,113
Huntsman Corp.	338,341	3,542,430
Innophos Holdings, Inc.	64,756	1,897,998
*Innospec, Inc.	10,776	118,536
Kaiser Aluminum Corp.	83,418	3,420,138
*KapStone Paper & Packaging Corp.	244,040	2,791,818
KMG Chemicals, Inc.	3,630	55,067
#*Kronos Worldwide, Inc.	8,100	188,811
*Landec Corp.	78,132	503,951
*Louisiana-Pacific Corp.	607,697	4,424,034
*LSB Industries, Inc.	211	3,057
MeadWestavco Corp.	313,877	7,520,493
#*Mercer International, Inc.	169,317	909,232
Minerals Technologies, Inc.	41,326	2,155,977
#*Mines Management, Inc.	4,755	7,370
*Mod-Pac Corp.	823	3,440
Myers Industries, Inc.	184,278	1,457,639
Neenah Paper, Inc.	33,648	603,645
NL Industries, Inc.	84,826	717,628
*Northern Technologies International Corp.	3,000	40,530
Olympic Steel, Inc.	67,390	1,713,728
*OM Group, Inc.	156,835	4,234,545
P.H. Glatfelter Co.	240,760	2,751,887
*Penford Corp.	61,758	342,139
*PolyOne Corp.	122,861	1,266,697
Quaker Chemical Corp.	17,153	604,815
Reliance Steel & Aluminum Co.	118,632	4,659,865
*Rockwood Holdings, Inc.	22,604	660,263
*RTI International Metals, Inc.	166,179	4,716,160
Schnitzer Steel Industries, Inc. Class A	76,730	3,515,769
Schweitzer-Maudoit International, Inc.	44,863	2,374,599
#Sensient Technologies Corp.	161,379	4,754,225
*Spartech Corp.	158,583	1,658,778
#*Stillwater Mining Co.	7,552	103,991
Synalloy Corp.	10,855	100,409
Temple-Inland, Inc.	119,416	2,395,485
#Texas Industries, Inc.	125,798	4,176,494
*U.S. Gold Corp.	297,502	1,472,635
*United States Lime & Minerals, Inc.	2,799	119,573
*Universal Stainless & Alloy Products, Inc.	35,538	810,977
Valspar Corp.	54,819	1,721,865
*Wausau Paper Corp.	115,300	787,499
#Westlake Chemical Corp.	164,151	4,061,096
#Worthington Industries, Inc.	216,892	3,108,062
#*Zoltek Cos., Inc.	150,111	1,568,660

Total Materials		144,021,636

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (0.8%)
*Arbinet Corp.	11,260	$90,193
#*FiberTower Corp.	19,497	93,001
*General Communications, Inc. Class A	145,804	1,236,418
HickoryTech Corp.	1,924	14,757
*IDT Corp.	2,722	41,266
*IDT Corp. Class B	85,584	1,585,016
#*Iridium Communications, Inc.	93,126	960,129
#*Leap Wireless International, Inc.	340,146	4,044,336
#*MetroPCS Communications, Inc.	300,663	2,690,934
*Premiere Global Services, Inc.	902	5,647
*SureWest Communications	72,206	491,723
*Syniverse Holdings, Inc.	5,184	115,759
Telephone & Data Systems, Inc.	106,735	3,642,866
Telephone & Data Systems, Inc. Special Shares	59,122	1,774,251
*United States Cellular Corp.	44,865	2,110,001
USA Mobility, Inc.	12,931	191,767
*Xeta Corp.	9,361	29,487

Total Telecommunication Services		19,117,551

Utilities — (0.3%)
*Dynegy, Inc.	3,320	11,786
Maine & Maritimes Corp.	4,034	179,916
Middlesex Water Co.	50,567	836,884
#*Mirant Corp.	258,900	2,840,133
Pennichuck Corp.	4,519	101,678
*RRI Energy, Inc.	464,739	1,835,719
SJW Corp.	37,317	928,820
Unitil Corp.	43,065	940,970

Total Utilities		7,675,906

TOTAL COMMON STOCKS		2,183,225,127

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	7,455	3,280
*GeoMet, Inc. Rights 08/18/10	483	703
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	10,282	8,534
—*TIB Financial Corp. Rights 07/12/10	128,910	37,384

TOTAL RIGHTS/WARRANTS		49,901

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $11,210,000 FHLMC 5.00%, 10/15/19, valued at $12,387,050) to be repurchased at $12,203,193	$12,203	12,203,000

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	343,520,576	$ 343,520,576
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $6,284,229 FNMA 4.500%, 05/01/23, valued at $3,566,815) to be repurchased at $3,462,988	$3,463	3,462,927

TOTAL SECURITIES LENDING COLLATERAL		346,983,503

TOTAL INVESTMENTS — (100.0%)
(Cost $2,448,853,741)##		$2,542,461,531

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$ 382,187,136	—	—	$ 382,187,136
Consumer Staples	79,182,200	—	—	79,182,200
Energy	190,604,608	—	—	190,604,608
Financials	570,055,279	—	—	570,055,279
Health Care	153,955,455	—	—	153,955,455
Industrials	332,932,984	—	—	332,932,984
Information Technology	303,489,422	$ 2,950	—	303,492,372
Materials	144,021,636	—	—	144,021,636
Telecommunication Services	19,117,551	—	—	19,117,551
Utilities	7,675,906	—	—	7,675,906
Rights/Warrants	3,983	45,918	—	49,901
Temporary Cash Investments	—	12,203,000	—	12,203,000
Securities Lending Collateral	—	346,983,503	—	346,983,503
TOTAL	$2,183,226,160	$359,235,371	—	$2,542,461,531

See accompanying Notes to Schedules of Investments.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (88.0%)
Consumer Discretionary — (16.4%)
*1-800-FLOWERS.COM, Inc.	81,416	$181,558
*4Kids Entertainment, Inc.	220,452	158,725
*AC Moore Arts & Crafts, Inc.	552,131	1,358,242
*AFC Enterprises, Inc.	186,368	1,764,905
#*AH Belo Corp.	134,623	1,041,982
*Aldila, Inc.	77,084	316,815
*All American Group, Inc.	261,955	154,553
*Alloy, Inc.	568,715	5,397,105
*Ambassadors International, Inc.	111,991	52,636
#*American Apparel, Inc.	3,219	5,183
#*American Axle & Manufacturing Holdings, Inc.	57,367	534,087
*American Biltrite, Inc.	495	1,846
#American Greetings Corp. Class A	1,790,470	36,686,730
*Arctic Cat, Inc.	264,665	2,633,417
*Ascent Media Corp.	21,583	600,007
*Atrinsic, Inc.	105,027	83,496
*Audiovox Corp. Class A	384,274	2,862,841
*Ballantyne Strong, Inc.	270,140	2,085,481
#Barnes & Noble, Inc.	552,274	7,162,994
*Bassett Furniture Industries, Inc.	179,202	861,962
*Beasley Broadcast Group, Inc.	60,178	335,191
#*Beazer Homes USA, Inc.	1,300,524	5,501,217
bebe stores, inc.	54,749	325,757
*Belo Corp.	819,299	4,956,759
*Benihana, Inc.	78,533	531,668
*Benihana, Inc. Class A	111,274	696,575
*Biglari Holdings, Inc.	26,635	7,737,468
#*Blockbuster, Inc. Class A	59,100	10,638
*Bluegreen Corp.	951,398	2,806,624
Bob Evans Farms, Inc.	948,286	24,864,059
*Bon-Ton Stores, Inc. (The)	173,533	1,658,975
Books-A-Million, Inc.	263,134	1,705,108
#*Borders Group, Inc.	99,598	132,465
Bowl America, Inc. Class A	17,959	240,651
#*Boyd Gaming Corp.	1,452,948	12,291,940
#*Brookfield Homes Corp.	469,653	3,498,915
Brown Shoe Co., Inc.	742,292	10,852,309
#Brunswick Corp.	745,263	12,609,850
#*Build-A-Bear-Workshop, Inc.	401,631	2,429,868
#*Cabela’s, Inc.	1,668,902	26,018,182
*Cache, Inc.	306,448	1,581,272
*California Coastal Communities, Inc.	126,985	205,716
#Callaway Golf Co.	984,532	6,645,591
*Cambium Learning Group, Inc.	58,355	201,908
*Canterbury Park Holding Corp.	17,106	144,717
*Carmike Cinemas, Inc.	111,938	818,267
*Carriage Services, Inc.	335,980	1,572,386
*Casual Male Retail Group, Inc.	655	2,266
*Cavco Industries, Inc.	64,729	2,269,399
#*Charles & Colvard, Ltd.	2,583	7,026
#*Charming Shoppes, Inc.	2,352,804	10,540,562
Christopher & Banks Corp.	366,508	2,708,494
#Churchill Downs, Inc.	28,111	1,022,397
*Clarus Corp.	358,073	2,436,687
*Coast Distribution System, Inc.	92,516	374,690
*Cobra Electronics Corp.	216,452	580,091
Collectors Universe, Inc.	44,047	573,932
#*Conn’s, Inc.	351,190	1,847,259

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Core-Mark Holding Co., Inc.	257,549	$7,860,395
*Cost Plus, Inc.	149,490	512,751
CPI Corp.	39,623	984,235
*Craftmade International, Inc.	1,800	10,350
#*Crocs, Inc.	77,520	994,582
#*Crown Media Holdings, Inc.	437,896	893,308
CSS Industries, Inc.	261,750	4,716,735
*Culp, Inc.	37,013	385,675
#*Cumulus Media, Inc.	816,614	2,474,340
*Cybex International, Inc.	231,960	401,291
#*Cycle Country Accessories Corp.	4,215	2,124
*Dana Holding Corp.	2,576,624	30,610,293
*Decorator Industries, Inc.	17,364	23,962
*dELiA*s, Inc.	271,854	394,188
*Delta Apparel, Inc.	185,769	2,743,808
#*Design Within Reach, Inc.	94,543	31,199
#*Destination Maternity Corp.	123,673	3,827,679
#Dillard’s, Inc.	1,425,763	32,992,156
#*DineEquity, Inc.	287,423	10,479,443
*Dixie Group, Inc.	278,488	916,226
*Domino’s Pizza, Inc.	183,374	2,345,353
*Dorman Products, Inc.	301,933	7,047,116
*Dover Motorsports, Inc.	319,398	514,231
#*drugstore.com, inc.	927,934	2,561,098
*Duckwall-ALCO Stores, Inc.	97,600	1,376,160
*E.W. Scripps Co. (The) Class A	775,378	6,094,471
*EDCI Holdings, Inc.	122,643	616,894
*ELXSI Corp.	27,300	34,125
Emerson Radio Corp.	144,443	324,997
*Emmis Communications Corp. Class A	643,656	1,261,566
*Enova Systems, Inc.	8,530	8,488
*Escalade, Inc.	3,641	17,513
*Exide Technologies	174,338	1,049,515
*Famous Dave’s of America, Inc.	32,747	261,649
*Federal Screw Works	3,125	10,063
*Federal-Mogul Corp.	315,899	5,667,228
Finish Line, Inc. Class A	891,192	12,752,958
*Fisher Communications, Inc.	69,413	1,228,610
*Flanigan’s Enterprises, Inc.	4,076	25,679
Flexsteel Industries, Inc.	195,859	2,195,579
Foot Locker, Inc.	2,056,436	27,946,965
*Footstar, Inc.	468,700	209,743
#*Frederick’s of Hollywood Group, Inc.	9,800	9,016
#Fred’s, Inc.	544,629	5,903,778
Frisch’s Restaurants, Inc.	27,197	534,421
*Full House Resorts, Inc.	76,564	243,474
*Furniture Brands International, Inc.	1,105,032	6,099,777
Gaiam, Inc.	61,573	369,438
*GameTech International, Inc.	120,681	72,409
Gaming Partners International Corp.	44,481	298,912
#*Gaylord Entertainment Co.	1,118,883	32,436,418
*Genesco, Inc.	473,720	12,927,819
#*G-III Apparel Group, Ltd.	71,308	1,839,746
*Golfsmith International Holdings, Inc.	974	3,448
*Gray Television, Inc.	704,911	1,832,769
*Gray Television, Inc. Class A	23,767	58,942
*Great Wolf Resorts, Inc.	831,455	1,845,830
#*Group 1 Automotive, Inc.	617,960	17,129,851
*Hallwood Group, Inc.	3,300	106,260
*Hampshire Group, Ltd.	41,080	186,914
*Harris Interactive, Inc.	349,337	352,830

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Hastings Entertainment, Inc.	317,956	$2,305,181
Haverty Furniture Cos., Inc.	529,900	6,422,388
Haverty Furniture Cos., Inc. Class A	5,281	63,900
*Heelys, Inc.	60,428	163,760
*Helen of Troy, Ltd.	686,927	16,458,771
*Hollywood Media Corp.	715,381	801,227
Hooker Furniture Corp.	219,152	2,590,377
Hot Topic, Inc.	350,199	1,852,553
#*Hovnanian Enterprises, Inc.	815,030	3,561,681
*Iconix Brand Group, Inc.	650,948	10,714,604
International Speedway Corp.	259,041	6,709,162
*Isle of Capri Casinos, Inc.	474,982	3,989,849
*J. Alexander’s Corp.	150,004	705,769
*Jackson Hewitt Tax Service, Inc.	263,248	292,205
*Jaclyn, Inc.	40,909	229,500
#*JAKKS Pacific, Inc.	836,820	13,205,020
#Jarden Corp.	943,391	27,311,169
*Jo-Ann Stores, Inc.	224,273	9,394,796
*Johnson Outdoors, Inc.	191,705	2,440,405
Jones Apparel Group, Inc.	1,390,738	24,254,471
*Journal Communications, Inc.	157,615	750,247
*Kenneth Cole Productions, Inc. Class A	391,145	5,253,077
*Kid Brands, Inc.	161,894	1,346,958
*Kirkland’s, Inc.	138,063	2,327,742
*Knology, Inc.	271,641	3,069,543
*Kona Grill, Inc.	90,169	322,805
KSW, Inc.	5,917	18,224
#*K-Swiss, Inc. Class A	209,811	2,507,241
Lacrosse Footwear, Inc.	1,938	28,450
*Lakeland Industries, Inc.	140,765	1,268,293
*Lakes Entertainment, Inc.	300,664	757,673
#*Landry’s Restaurants, Inc.	658,635	16,129,971
*Lazare Kaplan International, Inc.	134,961	116,066
*La-Z-Boy, Inc.	726,922	6,222,452
#*Lee Enterprises, Inc.	167,745	493,170
*Lennar Corp. Class B Voting	528	6,679
*Libbey, Inc.	496,133	6,206,624
*Liberty Media Corp. Capital Class A	15,709	732,668
*Liberty Media Corp. Capital Class B	2,845	132,534
*Lifetime Brands, Inc.	350,365	5,146,862
*LIN TV Corp. Class A	466,374	2,728,288
Lithia Motors, Inc.	408,827	3,597,678
*Live Nation Entertainment, Inc.	1,199,599	11,072,299
#*Liz Claiborne, Inc.	712,674	3,378,075
#*LodgeNet Interactive Corp.	292,059	1,051,412
*Luby’s, Inc.	381,301	1,982,765
*M/I Homes, Inc.	304,841	3,216,073
Mac-Gray Corp.	307,571	3,330,994
*Madison Square Garden, Inc.	12,993	249,985
Marcus Corp.	520,686	6,352,369
*MarineMax, Inc.	532,579	4,047,600
*MAXXAM, Inc.	213	172,637
#*McClatchy Co. (The)	695,614	2,434,649
*McCormick & Schmick’s Seafood Restaurants, Inc.	98,899	782,291
McRae Industries, Inc. Class A	30,453	407,309
*Meade Instruments Corp.	3,552	11,295
#*Media General, Inc.	469,702	4,852,022
#Men’s Wearhouse, Inc. (The)	567,301	11,039,677
*Merisel, Inc.	3,600	1,080
*Meritage Homes Corp.	223,203	3,923,909
*Modine Manufacturing Co.	643,308	6,529,576

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Monarch Casino & Resort, Inc.	1,760	$18,744
*Morton’s Restaurant Group, Inc.	222,450	1,087,781
*Motorcar Parts of America, Inc.	45,337	302,851
#*Movado Group, Inc.	384,435	4,367,182
*MTR Gaming Group, Inc.	401,573	867,398
*Multimedia Games, Inc.	352,629	1,481,042
#National CineMedia, Inc.	52,426	940,522
*Nautilus, Inc.	195,459	387,009
*Navarre Corp.	60,371	152,739
*Nevada Gold & Casinos, Inc.	152,348	150,825
*New Frontier Media, Inc.	308,544	502,927
*New York & Co., Inc.	289,649	645,917
#*Nexstar Broadcasting Group, Inc.	100,175	540,945
*Nobel Learning Communities, Inc.	8,704	61,015
*Nobility Homes, Inc.	10,202	91,818
#*O’Charley’s, Inc.	554,064	3,861,826
*Office Depot, Inc.	2,497,957	10,791,174
#*OfficeMax, Inc.	81,675	1,167,136
*Orange 21, Inc.	1,559	1,169
#*Orient-Express Hotels, Ltd.	1,816,292	16,546,420
#*Orleans Homebuilders, Inc.	131,309	14,444
*Outdoor Channel Holdings, Inc.	133,857	760,308
*P & F Industries, Inc. Class A	10,606	23,068
#*Pacific Sunwear of California, Inc.	1,325,458	5,354,850
*Palm Harbor Homes, Inc.	252,457	568,028
#*Penske Automotive Group, Inc.	1,378,348	19,296,872
Pep Boys - Manny, Moe & Jack (The)	1,013,340	9,728,064
*Perry Ellis International, Inc.	421,739	9,442,736
#*Phoenix Footwear Group, Inc.	77,275	30,095
*Pinnacle Entertainment, Inc.	312,999	3,396,039
*Playboy Enterprises, Inc. Class A	14,170	77,156
*Point.360	123,641	202,771
#*PokerTek, Inc.	8,436	5,568
*Premier Exhibitions, Inc.	264,749	312,404
Primedia, Inc.	450,358	1,360,081
*Q.E.P. Co., Inc.	42,317	551,391
*Quantum Fuel Systems Technologies Worldwide, Inc.	258,555	155,133
*Quiksilver, Inc.	1,080,039	4,827,774
#*Radio One, Inc.	625,385	687,924
*Reading International, Inc. Class A	168,095	766,513
*Red Lion Hotels Corp.	529,202	3,942,555
#*Red Robin Gourmet Burgers, Inc.	280,230	5,980,108
#Regis Corp.	1,350,596	20,569,577
#*Rent-A-Center, Inc.	849,607	18,682,858
*Retail Ventures, Inc.	721,135	6,987,798
*REX American Resources Corp.	234,850	3,769,342
*Rick’s Cabaret International, Inc.	169,165	1,300,879
*Riviera Holdings Corp.	16,400	1,476
*Rockford Corp.	185,385	194,654
*Rocky Brands, Inc.	98,431	784,495
#*Ruby Tuesday, Inc.	1,022,872	10,453,752
#*Ruth’s Hospitality Group, Inc.	71,034	286,977
*Saga Communications, Inc.	116,719	2,614,506
#*Saks, Inc.	3,241,339	26,611,393
*Salem Communications Corp.	64,978	221,575
#Scholastic Corp.	1,528,917	38,727,468
#*Sealy Corp.	86,805	237,846
Service Corp. International	1,412,578	12,035,165
*Shiloh Industries, Inc.	195,338	1,890,872
*Shoe Carnival, Inc.	372,802	7,847,482
*Sinclair Broadcast Group, Inc. Class A	254,095	1,534,734

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Skechers U.S.A., Inc. Class A	316,742	$11,747,961
Skyline Corp.	2,288	45,943
Sonesta International Hotels Corp. Class A	3,333	46,312
*Spanish Broadcasting System, Inc.	89,322	100,934
Spartan Motors, Inc.	497,247	2,133,190
*Spectrum Group International, Inc.	312,991	621,287
#Speedway Motorsports, Inc.	797,747	10,945,089
*Sport Chalet, Inc. Class A	82,937	184,120
*Sport Chalet, Inc. Class B	15,425	37,791
Sport Supply Group, Inc.	147,937	2,003,067
*Sport-Haley, Inc.	30,994	28,514
Stage Stores, Inc.	981,294	10,794,234
Standard Motor Products, Inc.	306,687	3,005,533
#*Standard Pacific Corp.	1,525,687	6,102,748
*Stanley Furniture, Inc.	55,073	210,930
*Star Buffet, Inc.	7,100	12,354
*Stein Mart, Inc.	252,862	1,952,095
*Steinway Musical Instruments, Inc.	204,538	3,984,400
#Stewart Enterprises, Inc.	2,681,851	14,401,540
*Stoneridge, Inc.	374,204	4,007,725
*Strattec Security Corp.	45,388	945,432
#Superior Industries International, Inc.	634,898	9,136,182
*Syms Corp.	412,426	3,080,822
#*Talbots, Inc.	92,080	1,057,999
*Tandy Brands Accessories, Inc.	200,326	741,206
Tandy Leather Factory, Inc.	135,035	580,650
#*Tenneco, Inc.	570	15,732
*Trans World Entertainment Corp.	634,084	1,166,715
*TRW Automotive Holdings Corp.	840,709	29,500,479
*Tuesday Morning Corp.	1,307,967	5,702,736
*Unifi, Inc.	1,262,331	4,948,338
*Valassis Communications, Inc.	265,100	9,164,507
*Valuevision Media, Inc.	4,317	7,900
*VCG Holding Corp.	99,722	199,444
#*Walking Co. Holdings, Inc. (The)	24,077	37,921
*Wells-Gardner Electronics Corp.	53,025	111,352
*West Marine, Inc.	538,906	5,593,844
Wolverine World Wide, Inc.	5,363	153,328
#*Zale Corp.	1,488,264	2,619,345

Total Consumer Discretionary		1,144,537,157

Consumer Staples — (2.6%)
*Alliance One International, Inc.	825,747	3,113,066
Andersons, Inc. (The)	34,757	1,194,598
Bridgford Foods Corp.	39,877	581,008
*Cagle’s, Inc. Class A	118,992	896,010
CCA Industries, Inc.	31,897	167,459
*Central Garden & Pet Co.	246,880	2,570,021
*Central Garden & Pet Co. Class A	500,359	5,058,630
#*Chiquita Brands International, Inc.	1,080,076	15,855,516
*Craft Brewers Alliance, Inc.	223,785	1,071,930
*Crystal Rock Holdings, Inc.	15,611	12,177
#*Cuisine Solutions, Inc.	182,878	192,022
Del Monte Foods Co.	698,021	9,688,531
*Dole Food Co., Inc.	4,711	51,538
*Elizabeth Arden, Inc.	61,512	955,281
*Fresh Del Monte Produce, Inc.	760,194	15,842,443
Griffin Land & Nurseries, Inc. Class A	18,411	555,092
#*Hain Celestial Group, Inc.	1,287,985	27,124,964
*Harbinger Group, Inc.	420,420	2,690,688
#Imperial Sugar Co.	260,543	3,126,516

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Ingles Markets, Inc.	117,285	$1,907,054
#*John B. Sanfilippo & Son, Inc.	196,952	2,765,206
*Katy Industries, Inc.	130,300	226,722
*Mannatech, Inc.	88,746	241,389
*MGP Ingredients, Inc.	307,333	2,329,584
#Nash-Finch Co.	249,660	9,816,631
*Natural Alternatives International, Inc.	75,811	551,146
*Nutraceutical International Corp.	50,433	794,320
Oil-Dri Corp. of America	89,472	1,957,647
*Omega Protein Corp.	327,104	1,700,941
*Pantry, Inc.	269,041	4,842,738
*Parlux Fragrances, Inc.	432,317	981,360
*PC Group, Inc.	15,514	2,870
*Physicians Formula Holdings, Inc.	22,613	79,711
*Prestige Brands Holdings, Inc.	1,152,370	9,472,481
Reliv’ International, Inc.	17,811	41,322
*Revlon, Inc.	33,702	422,623
*Scheid Vineyards, Inc.	6,720	84,000
*Seneca Foods Corp.	25,746	787,313
*Seneca Foods Corp. Class B	22,916	710,625
*Smart Balance, Inc.	1,044,665	3,990,620
Spartan Stores, Inc.	138,355	1,986,778
#*Star Scientific, Inc.	28,362	60,695
Stephan Co. (The)	56,795	167,545
*Susser Holdings Corp.	3,017	36,234
Tasty Baking Co.	99,014	656,463
#Universal Corp.	633,253	28,084,771
Weis Markets, Inc.	6,499	232,989
*Winn-Dixie Stores, Inc.	1,391,398	13,649,614

Total Consumer Staples		179,328,882

Energy — (7.8%)
Adams Resources & Energy, Inc.	100,813	2,117,073
#*Allis-Chalmers Energy, Inc.	540,611	1,410,995
#Alon USA Energy, Inc.	279,460	1,925,479
#*American Oil & Gas, Inc.	531,599	3,891,305
*Approach Resources, Inc.	190,753	1,285,675
#*ATP Oil & Gas Corp.	526,930	5,564,381
*Barnwell Industries, Inc.	59,878	170,652
*Basic Energy Services, Inc.	837,457	7,846,972
#Berry Petroleum Corp. Class A	136,572	4,072,577
*Bill Barrett Corp.	728,496	25,774,188
*Bristow Group, Inc.	933,977	31,222,851
*Bronco Drilling Co., Inc.	679,801	2,583,244
*Cal Dive International, Inc.	79,589	471,167
*Callon Petroleum Co.	730,379	4,214,287
*Clayton Williams Energy, Inc.	300	13,353
*Complete Production Services, Inc.	1,866,574	35,931,550
*Crosstex Energy, Inc.	804,499	6,226,822
*CVR Energy, Inc.	830,521	6,727,220
*Dawson Geophysical Co.	130,310	3,037,526
#Delek US Holdings, Inc.	581,859	4,363,943
#*Delta Petroleum Corp.	61,434	50,069
#DHT Holdings, Inc.	59,302	249,068
*Double Eagle Petroleum Co.	74,241	315,524
#*Endeavour International Corp.	1,004,465	1,235,492
*Energy Partners, Ltd.	118,170	1,511,394
*ENGlobal Corp.	1,200	2,676
*Evolution Petroleum Corp.	58,254	329,135
#*Exterran Holdings, Inc.	1,357,400	36,201,858
Frontier Oil Corp.	796,278	9,786,257

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
#General Maritime Corp.	945,151	$5,283,394
*Geokinetics, Inc.	83,421	367,887
*GeoMet, Inc.	96,021	96,981
*Global Industries, Ltd.	1,452,587	6,885,262
*Gran Tierra Energy, Inc.	17,109	95,468
*Green Plains Renewable Energy, Inc.	69,408	642,718
Gulf Island Fabrication, Inc.	207,383	3,724,599
*Gulfmark Offshore, Inc.	442,462	13,026,081
*Gulfport Energy Corp.	77,655	1,014,174
#*Harvest Natural Resources, Inc.	814,510	6,760,433
*Helix Energy Solutions Group, Inc.	2,157,528	20,259,188
*Hercules Offshore, Inc.	2,245,908	5,704,606
*HKN, Inc.	45,605	140,007
#*Hornbeck Offshore Services, Inc.	480,286	8,083,213
#*International Coal Group, Inc.	2,898,397	13,042,787
#*Key Energy Services, Inc.	1,593,339	15,391,655
*Mitcham Industries, Inc.	148,083	1,088,410
*Natural Gas Services Group, Inc.	132,088	2,186,056
*New Concept Energy, Inc.	974	2,737
*Newpark Resources, Inc.	1,465,320	11,707,907
*OMNI Energy Services Corp.	195,531	525,978
#Overseas Shipholding Group, Inc.	790,056	30,993,897
*OYO Geospace Corp.	22,537	1,206,180
#*Pacific Ethanol, Inc.	146,673	85,041
*Parker Drilling Co.	1,984,956	8,297,116
#*Patriot Coal Corp.	1,339,245	16,151,295
Penn Virginia Corp.	1,016,748	19,318,212
*Petroleum Development Corp.	389,793	11,358,568
*PHI, Inc. Non-Voting	297,626	4,729,277
*Pioneer Drilling Co.	1,916,495	12,687,197
#*Rentech, Inc.	1,125,429	1,095,042
*Rosetta Resources, Inc.	389,170	8,588,982
*SEACOR Holdings, Inc.	362,962	30,060,513
*Seahawk Drilling, Inc.	8,047	79,907
#*Stone Energy Corp.	494,675	5,817,378
#*SulphCo, Inc.	654,431	158,372
*Superior Energy Services, Inc.	805,250	18,351,648
#*Superior Well Services, Inc.	24,414	453,368
*Swift Energy Corp.	687,800	17,834,654
*T-3 Energy Services, Inc.	145,308	3,685,011
*Tetra Technologies, Inc.	706,213	7,358,739
*TGC Industries, Inc.	156,527	532,192
*Toreador Resources Corp.	50,377	371,278
#*Trico Marine Services, Inc.	408,402	318,554
#*Tri-Valley Corp.	221,055	201,182
*Union Drilling, Inc.	272,092	1,613,506
#*USEC, Inc.	3,153,609	17,439,458
#*Venoco, Inc.	119,772	2,254,109
#*Verenium Corp.	3,884	9,671
#*Voyager Oil & Gas, Inc.	72,013	266,448
#*Western Refining, Inc.	1,094,851	5,802,710
*Westmoreland Coal Co.	100,361	853,068

Total Energy		542,534,847

Financials — (20.8%)
*1st Constitution Bancorp	11,496	90,818
1st Source Corp.	582,752	10,716,809
21st Century Holding Co.	163,508	624,601
Abington Bancorp, Inc.	356,420	3,400,247
Access National Corp.	36,538	216,305
*Advanta Corp. Class A	115,563	578

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Advanta Corp. Class B	550,707	$4,406
*Affirmative Insurance Holdings, Inc.	99,958	390,836
Alliance Financial Corp.	600	17,904
Alterra Capital Holdings, Ltd.	26,723	517,090
*Altisource Portfolio Solutions SA	270,897	7,685,348
*Amcore Financial, Inc.	177,976	2,136
Ameriana Bancorp	34,757	142,504
#*American Capital, Ltd.	5,159,910	26,779,933
American Equity Investment Life Holding Co.	1,440,505	15,557,454
*American Independence Corp.	36,369	181,845
American Physicians Capital, Inc.	1	41
American Physicians Services Group, Inc.	28,613	755,669
*American River Bankshares	72,826	519,249
*American Safety Insurance Holdings, Ltd.	112,194	1,851,201
#*AmericanWest Bancorporation	51,057	12,764
#*AmeriCredit Corp.	1,189,668	28,682,895
*Ameris Bancorp	213,612	2,101,942
*AmeriServe Financial, Inc.	286,676	541,818
#*Anchor Bancorp Wisconsin, Inc.	402,782	294,434
#*Ante5, Inc.	72,013	18,363
Argo Group International Holdings, Ltd.	890,219	27,721,420
ASB Financial Corp.	4,400	58,300
#*Asset Acceptance Capital Corp.	75,266	337,944
Assured Guaranty, Ltd.	232,708	3,653,516
#Asta Funding, Inc.	200,428	1,813,873
#Astoria Financial Corp.	373,269	4,942,082
*Atlantic American Corp.	238,075	315,449
*Atlantic Coast Federal Corp.	70,884	149,565
#*Atlantic Southern Financial Group, Inc.	2,567	2,618
*Avatar Holdings, Inc.	198,726	3,976,507
*B of I Holding, Inc.	69,710	1,088,870
Baldwin & Lyons, Inc.	2,362	53,180
Baldwin & Lyons, Inc. Class B	367,398	8,207,671
Bancinsurance Corp.	75,970	543,186
Bancorp Rhode Island, Inc.	39,264	1,146,116
*Bancorp, Inc.	266,689	2,013,502
#*BancTrust Financial Group, Inc.	98,095	302,133
Bank Mutual Corp.	7,701	45,282
Bank of Commerce Holdings	8,399	36,536
#*Bank of Florida Corp.	99,764	6,983
#*Bank of Granite Corp.	239,616	244,408
#*BankAtlantic Bancorp, Inc.	1,379,442	2,220,902
BankFinancial Corp.	487,406	4,328,165
Banner Corp.	499,612	1,174,088
Bar Harbor Bankshares	310	8,308
BCB Bancorp, Inc.	20,908	173,536
#*Beach First National Bancshares, Inc.	59,312	6
Beacon Federal Bancorp, Inc.	16,775	154,749
*Berkshire Bancorp, Inc.	4,650	22,367
Berkshire Hills Bancorp, Inc.	335,404	6,771,807
*BFC Financial Corp.	46,641	18,190
*BNCCORP, Inc.	30,988	69,723
#Boston Private Financial Holdings, Inc.	1,636,181	10,815,156
*Bridge Capital Holdings	38,086	354,200
Brookline Bancorp, Inc.	1,558,865	15,089,813
*Brunswick Bancorp	1,200	8,370
Bryn Mawr Bank Corp.	30,935	575,391
C&F Financial Corp.	13,608	265,356
*Cadence Financial Corp.	86,653	136,912
California First National Bancorp	135,750	1,804,118
*Camco Financial Corp.	82,085	172,379

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Cape Bancorp, Inc.	531	$4,014
#Capital Bank Corp.	45,703	114,258
#Capital City Bank Group, Inc.	14,859	205,500
Capital Southwest Corp.	37,972	3,372,673
CapitalSource, Inc.	3,148,553	16,939,215
#*Capitol Bancorp, Ltd.	466,564	639,193
Cardinal Financial Corp.	236,116	2,413,106
Carrollton Bancorp	9,658	52,105
Carver Bancorp, Inc.	20,284	131,846
#*Cascade Financial Corp.	40,914	15,142
#Cathay General Bancorp	1,206,319	14,186,311
*Center Financial Corp.	371,492	1,920,614
CenterState Banks of Florida, Inc.	4,281	37,758
Central Bancorp, Inc.	3,930	51,090
*Central Jersey Bancorp	10,499	76,853
#*Central Pacific Financial Corp.	281,039	466,525
Central Virginia Bankshares, Inc.	10,235	15,762
*Centrue Financial Corp.	60,445	84,019
Century Bancorp, Inc. Class A	14,385	308,990
CFS Bancorp, Inc.	198,948	950,971
#Chemical Financial Corp.	705,724	15,843,504
*Chicopee Bancorp, Inc.	29,574	336,552
Citizens Community Bancorp, Inc.	34,866	133,537
*Citizens First Bancorp, Inc.	118,796	3,564
*Citizens First Corp.	2,750	19,718
*Citizens Republic Bancorp, Inc.	220,367	199,256
Citizens South Banking Corp.	126,194	707,948
*CNA Surety Corp.	1,056,478	18,224,246
#*CNO Financial Group, Inc.	6,240,536	33,511,678
#CoBiz Financial, Inc.	120,760	761,996
Codorus Valley Bancorp, Inc.	6,244	52,013
#*Colony Bankcorp, Inc.	5,455	32,457
Columbia Banking System, Inc.	419,195	7,662,885
#*Commonwealth Bankshares, Inc.	65,793	103,295
#Community Bank System, Inc.	399,804	9,895,149
*Community Bankers Trust Corp.	300	549
*Community Capital Corp.	9,238	32,980
*Community Central Bank Corp.	1	1
*Community West Bancshares	19,240	50,794
*CompuCredit Holdings Corp.	656,387	3,327,882
#*Consumer Portfolio Services, Inc.	335,216	291,638
#*Cowlitz Bancorporation	1,090	1,853
*Crescent Financial Corp.	39,930	109,808
Danvers Bancorp, Inc.	384	6,298
#*Dearborn Bancorp, Inc.	61,066	100,148
Delphi Financial Group, Inc. Class A	1,197,297	31,069,857
Donegal Group, Inc. Class A	487,805	5,736,587
Donegal Group, Inc. Class B	54,232	864,187
#*Doral Financial Corp.	63,213	155,504
East West Bancorp, Inc.	879,925	13,718,031
Eastern Insurance Holdings, Inc.	99,869	1,146,496
Eastern Virginia Bankshares, Inc.	17,686	70,390
ECB Bancorp, Inc.	6,688	96,842
#EMC Insurance Group, Inc.	292,000	6,529,120
*Encore Bancshares, Inc.	68,727	643,285
*Encore Capital Group, Inc.	261,393	5,750,646
Enterprise Bancorp, Inc.	4,169	46,484
Enterprise Financial Services Corp.	90,349	925,174
#Epoch Holding Corp.	56,817	707,372
ESB Financial Corp.	29,283	413,769
ESSA Bancorp, Inc.	142,831	1,816,810

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Evans Bancorp, Inc.	2,800	$36,400
#F.N.B. Corp.	1,610,455	13,801,599
Farmers Capital Bank Corp.	41,095	213,283
#FBL Financial Group, Inc. Class A	711,961	16,154,395
Federal Agricultural Mortgage Corp.	208,391	3,113,362
Federal Agricultural Mortgage Corp. Class A	3,143	37,716
Fidelity Bancorp, Inc.	14,772	78,144
*Fidelity Southern Corp.	22,899	149,301
Financial Institutions, Inc.	196,562	3,728,781
*First Acceptance Corp.	865,637	1,488,896
First Advantage Bancorp	16,881	178,263
#*First Bancorp (318672102)	340,412	192,333
First Bancorp (318910106)	14,903	248,731
First Bancorp of Indiana, Inc.	5,430	48,354
*First Bancshares, Inc.	24,243	204,005
*First Bank of Delaware	70,003	119,005
First Busey Corp.	216,196	992,340
First Business Financial Services, Inc.	18,887	178,482
*First California Financial Group, Inc.	3,588	10,046
First Citizens BancShares, Inc.	11,285	2,132,978
First Commonwealth Financial Corp.	243,427	1,290,163
First Community Bancshares, Inc.	7,590	111,649
First Defiance Financial Corp.	165,964	1,656,321
#First Federal Bancshares of Arkansas, Inc.	132,281	244,720
*First Federal of Northern Michigan Bancorp, Inc.	31,310	70,761
#First Financial Corp.	190,438	5,402,726
First Financial Holdings, Inc.	99,642	1,253,496
First Financial Northwest, Inc.	190,289	867,718
First Financial Service Corp.	9,435	62,743
*First Franklin Corp.	11,398	85,143
*First Investors Financial Services Group, Inc.	118,400	648,240
#First M&F Corp.	54,531	215,397
*First Marblehead Corp. (The)	236,449	636,048
*First Mariner Bancorp, Inc.	16,843	14,485
First Merchants Corp.	586,484	5,090,681
First Mercury Financial Corp.	226,004	2,590,006
#First Midwest Bancorp, Inc.	454,866	5,722,214
#*First National Bancshares, Inc.	2,932	88
First Pactrust Bancorp, Inc.	75,857	729,744
First Place Financial Corp.	428,655	1,556,018
*First Regional Bancorp	304,399	6,088
First Security Group, Inc.	174,531	340,335
#*First State Bancorporation	114,649	17,771
#First United Corp.	59,788	235,565
First West Virginia Bancorp, Inc.	7,426	107,751
Firstbank Corp.	86,018	421,488
*FirstCity Financial Corp.	219,914	1,594,377
*Flagstar Bancorp, Inc.	81,230	260,748
Flagstone Reinsurance Holdings SA	529,474	5,845,393
Flushing Financial Corp.	386,417	4,818,620
#*FNB United Corp.	53,340	26,670
#*Forest City Enterprises, Inc. Class A	833,285	10,582,720
*FPIC Insurance Group, Inc.	404,944	11,966,095
#*Frontier Financial Corp.	22,936	6,193
Fulton Financial Corp.	641,415	5,843,291
German American Bancorp, Inc.	8,695	145,641
*Global Indemnity P.L.C.	191,973	2,921,829
#*Greene Bancshares, Inc.	156,482	1,569,514
*Grubb & Ellis Co.	64,286	77,143
GS Financial Corp.	1,913	21,808
*Guaranty Bancorp	606,993	673,762

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Guaranty Federal Bancshares, Inc.	29,685	$179,001
#*Habersham Bancorp	4,580	3,572
*Hallmark Financial Services, Inc.	362,040	3,671,086
Hampden Bancorp, Inc.	3,792	37,768
#*Hampton Roads Bankshares, Inc.	207,763	228,539
#*Hanmi Financial Corp.	617,043	870,031
Harleysville Group, Inc.	517,204	16,281,582
Harleysville Savings Financial Corp.	14,792	228,980
#*Harrington West Financial Group, Inc.	18,011	9,906
*Harris & Harris Group, Inc.	195,311	794,916
Hawthorn Bancshares, Inc.	19,646	241,646
Heartland Financial USA, Inc.	1,603	28,309
*Heritage Commerce Corp.	246,857	886,217
*Heritage Financial Corp.	60,415	897,163
HF Financial Corp.	124,125	1,204,013
*Hilltop Holdings, Inc.	527,565	5,481,400
Hingham Institution for Savings	1,857	69,842
*HMN Financial, Inc.	102,176	454,683
*Home Bancorp, Inc.	220	2,895
Home Federal Bancorp, Inc.	182,299	2,379,002
HopFed Bancorp, Inc.	59,305	563,991
Horace Mann Educators Corp.	778,616	13,096,321
Horizon Bancorp	5,391	119,950
#*Horizon Financial Corp.	55,424	554
Independence Holding Co.	157,819	1,011,620
#Independent Bank Corp. (453836108)	8,247	196,361
Independent Bank Corp. (453838104)	201,613	70,565
Indiana Community Bancorp	38,453	481,624
Infinity Property & Casualty Corp.	561,746	26,986,278
#*Integra Bank Corp.	192,005	142,084
#*International Assets Holding Corp.	25,600	433,664
#International Bancshares Corp.	191,587	3,322,119
#*Intervest Bancshares Corp.	142,536	468,943
Investors Title Co.	41,752	1,172,814
*Jacksonville Bancorp, Inc.	11,810	112,195
Jefferson Bancshares, Inc.	27,344	103,634
#*Knight Capital Group, Inc.	114,634	1,648,437
*LaBranche & Co., Inc.	71,250	270,038
#Lakeland Bancorp, Inc.	240,292	2,155,419
Landmark Bancorp, Inc.	18,663	305,420
Legacy Bancorp, Inc.	133,338	1,092,705
LNB Bancorp, Inc.	39,703	198,912
*Louisiana Bancorp, Inc.	509	7,381
LSB Corp.	70,861	1,473,200
LSB Financial Corp.	13,601	148,863
#*Macatawa Bank Corp.	362,870	664,052
*Magyar Bancorp, Inc.	31,571	143,648
*Maiden Holdings, Ltd.	7,351	50,428
MainSource Financial Group, Inc.	455,030	3,430,926
*Market Leader, Inc.	12,446	24,643
*Marlin Business Services Corp.	341,318	3,815,935
*Maui Land & Pineapple Co., Inc.	14,898	58,996
Mayflower Bancorp, Inc.	9,511	73,805
MB Financial, Inc.	1,055,448	18,301,468
#*MBIA, Inc.	3,747,338	32,526,894
#*MBT Financial Corp.	335,703	597,551
MCG Capital Corp.	2,653,597	15,364,327
Meadowbrook Insurance Group, Inc.	1,522,479	13,945,908
Medallion Financial Corp.	511,665	3,586,772
#*Mercantile Bancorp, Inc.	8,444	23,643
Mercantile Bank Corp.	90,010	485,154

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Mercer Insurance Group, Inc.	186,007	$3,102,597
Meta Financial Group, Inc.	47,217	1,521,332
*Metro Bancorp, Inc.	12,948	164,569
*MetroCorp Bancshares, Inc.	82,640	235,524
#*MF Global Holdings, Ltd.	3,028,372	19,472,432
#*MGIC Investment Corp.	3,256,781	27,975,749
MicroFinancial, Inc.	215,796	863,184
MidSouth Bancorp, Inc.	2,638	34,400
*Midwest Banc Holdings, Inc.	43,226	584
MidWestOne Financial Group, Inc.	14,756	221,192
Monroe Bancorp	259	1,171
Montpelier Re Holdings, Ltd.	1,645,887	26,762,123
MutualFirst Financial, Inc.	134,786	994,721
*Nara Bancorp, Inc.	265,131	1,900,989
*National Financial Partners Corp.	692,049	7,425,686
#National Penn Bancshares, Inc.	2,656,348	17,691,278
National Security Group, Inc.	8,776	111,806
#National Western Life Insurance Co. Class A	61,351	9,457,870
*Navigators Group, Inc. (The)	443,815	18,919,833
Nelnet, Inc. Class A	518,912	10,461,266
*New Century Bancorp, Inc.	36,400	210,574
New Hampshire Thrift Bancshares, Inc.	85,241	861,787
New Westfield Financial, Inc.	261,540	2,147,243
NewAlliance Bancshares, Inc.	3,290,365	40,043,742
*NewBridge Bancorp	179,931	678,340
#*NewStar Financial, Inc.	147,717	1,072,425
North Central Bancshares, Inc.	39,100	635,375
*North Valley Bancorp	20,170	37,516
Northeast Bancorp	33,564	439,185
Northeast Community Bancorp, Inc.	5,308	30,256
Northrim Bancorp, Inc.	136,828	2,408,173
Northway Financial, Inc.	7,009	42,054
Northwest Bancshares, Inc.	70,192	851,429
NYMAGIC, Inc.	216,793	5,528,222
Ocean Shore Holding Co.	8,247	87,088
OceanFirst Financial Corp.	546	6,912
*Ocwen Financial Corp.	213,791	2,257,633
#Old Second Bancorp, Inc.	340,388	473,139
OneBeacon Insurance Group, Ltd.	132,832	2,110,700
#Oriental Financial Group, Inc.	70,917	1,004,185
Osage Bancshares, Inc.	500	4,063
#*PAB Bankshares, Inc.	32,111	27,615
#*Pacific Capital Bancorp	500,108	505,109
#*Pacific Mercantile Bancorp	146,888	565,519
*Pacific Premier Bancorp, Inc.	102,492	440,716
*Pacific State Bancorp	13,433	2,015
*Park Bancorp, Inc.	4,725	21,924
Parkvale Financial Corp.	98,628	765,353
#*Patriot National Bancorp	78,404	155,240
#*Penson Worldwide, Inc.	318,625	1,714,203
Peoples Bancorp	14,576	210,040
Peoples Bancorp of North Carolina	23,614	122,084
Peoples Bancorp, Inc.	280,396	4,836,831
#*PHH Corp.	1,607,357	32,002,478
#*Phoenix Cos., Inc. (The)	1,631,054	3,914,530
*PICO Holdings, Inc.	145,661	4,565,016
Pinnacle Bancshares, Inc.	17,681	170,180
#*Pinnacle Financial Partners, Inc.	209,870	2,117,588
*Piper Jaffray Cos., Inc.	338,484	10,557,316
#Platinum Underwriters Holdings, Ltd.	10,658	416,515
*PMA Capital Corp.	965,797	6,480,498

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*PMI Group, Inc. (The)	2,919,548	$9,138,185
Porter Bancorp, Inc.	7,720	83,762
#*Preferred Bank	167,157	317,598
Premier Financial Bancorp, Inc.	69,821	444,760
Presidential Life Corp.	866,437	8,499,747
#Princeton National Bancorp, Inc.	9,706	57,265
#PrivateBancorp, Inc.	113,862	1,408,473
*ProAssurance Corp.	112,440	6,691,304
Prosperity Bancshares, Inc.	293,231	9,934,666
Protective Life Corp.	607,549	13,663,777
*Providence Community Bancshares, Inc.	2,937	6,109
Provident Financial Holdings, Inc.	152,630	938,675
Provident Financial Services, Inc.	2,445,306	31,324,370
Provident New York Bancorp	1,169,570	10,853,610
#Pulaski Financial Corp.	111,348	747,145
Radian Group, Inc.	3,190,899	27,441,731
*Rainier Pacific Financial Group, Inc.	85,914	1,194
#Renasant Corp.	431,648	6,582,632
*Republic First Bancorp, Inc.	62,088	125,418
Resource America, Inc.	191,441	832,768
Rewards Network, Inc.	195,095	2,709,870
*Riverview Bancorp, Inc.	224,587	449,174
Rome Bancorp, Inc.	135,130	1,236,440
*Royal Bancshares of Pennsylvania, Inc. Class A	10,688	26,934
Rurban Financial Corp.	27,237	99,143
S&T Bancorp, Inc.	1,421	28,846
*Safeguard Scientifics, Inc.	272,673	3,454,767
Safety Insurance Group, Inc.	385,772	15,122,262
Salisbury Bancorp, Inc.	200	4,520
Sanders Morris Harris Group, Inc.	318,363	1,750,996
Sandy Spring Bancorp, Inc.	304,743	5,162,346
Savannah Bancorp, Inc. (The)	8,325	81,169
SeaBright Holdings, Inc.	637,334	5,219,765
#*Seacoast Banking Corp. of Florida	430,220	585,099
#*Security National Financial Corp. Class A	9,501	18,527
Selective Insurance Group, Inc.	1,870,559	29,105,898
Shore Bancshares, Inc.	5,759	63,464
SI Financial Group, Inc.	3,484	23,517
*Siebert Financial Corp.	51,159	106,922
Sierra Bancorp	1,662	19,695
Simmons First National Corp.	62,819	1,655,281
Somerset Hills Bancorp	1,227	10,245
South Financial Group, Inc.	496,982	137,962
South Street Financial Corp.	11,002	33,226
*Southcoast Financial Corp.	84,932	263,289
*Southern Community Financial Corp.	226,834	451,400
#*Southern Connecticut Bancorp, Inc.	40,090	256,776
*Southern First Bancshares, Inc.	44,998	270,438
Southwest Bancorp, Inc.	289,974	4,219,122
State Auto Financial Corp.	787,153	12,381,917
State Bancorp, Inc.	400	3,832
StellarOne Corp.	178,105	2,416,885
Sterling Bancshares, Inc.	209,653	1,088,099
#*Sterling Financial Corp.	874,300	568,295
#Stewart Information Services Corp.	429,344	4,289,147
*Stratus Properties, Inc.	112,867	1,079,009
#Student Loan Corp.	136,996	3,438,600
*Sun Bancorp, Inc.	564,134	3,012,476
#*Superior Bancorp	161,864	288,118
#Susquehanna Bancshares, Inc.	3,009,003	26,027,876
*Sussex Bancorp	19,754	108,647

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
SWS Group, Inc.	1,900	$16,568
Synovus Financial Corp.	87,837	230,133
#*Taylor Capital Group, Inc.	180,235	1,791,536
Teche Holding Co.	9,314	262,655
#*Tennessee Commerce Bancorp, Inc.	9,633	54,426
TF Financial Corp.	68,921	1,426,665
Thomas Properties Group, Inc.	60,022	219,080
#*TIB Financial Corp.	47,121	20,733
*Tidelands Bancshares, Inc.	17,399	26,968
#*TierOne Corp.	71,235	1,425
Timberland Bancorp, Inc.	176,458	697,009
*Tower Financial Corp.	28,332	190,533
#Tower Group, Inc.	30,046	647,491
#TowneBank	3,902	60,091
*Tree.com, Inc.	125,308	902,218
*Trenwick Group, Ltd.	199,776	489
*UCBH Holdings, Inc.	1,406,166	21,092
Umpqua Holdings Corp.	2,378,383	29,801,139
Unico American Corp.	145,800	1,345,005
Union First Market Bankshares Corp.	101,163	1,436,515
United Bancshares, Inc.	7,451	68,475
*United Community Banks, Inc.	910,195	2,821,604
*United Community Financial Corp.	442,091	707,346
United Financial Bancorp, Inc.	217,896	3,244,471
United Fire & Casualty Co.	960,012	20,582,657
*United PanAm Financial Corp.	115,896	504,148
*United Security Bancshares	7,195	30,219
United Western Bancorp, Inc.	113,950	95,718
Unitrin, Inc.	1,180,751	32,813,070
*Unity Bancorp, Inc.	45,821	240,560
*Virginia Commerce Bancorp, Inc.	334,855	2,146,421
*Virtus Investment Partners, Inc.	15,775	406,995
VIST Financial Corp.	46,075	358,924
#*Waccamaw Bankshares, Inc.	9,795	10,872
Wainwright Bank & Trust Co.	30,009	561,768
#Washington Banking Co.	8,787	126,621
Washington Federal, Inc.	730,410	12,709,134
*Waterstone Financial, Inc.	80,257	320,225
Wayne Savings Bancshares, Inc.	20,107	159,650
#Webster Financial Corp.	1,687,583	31,456,547
WesBanco, Inc.	626,380	10,867,693
*West Bancorporation, Inc.	105,396	705,099
#West Coast Bancorp	217,625	554,944
#*Western Alliance Bancorp	216,387	1,573,133
Whitney Holding Corp.	1,536,366	12,475,292
Wilber Corp.	300	1,788
#Wilmington Trust Corp.	905,009	9,176,791
Wilshire Bancorp, Inc.	4,913	36,995
#Wintrust Financial Corp.	804,452	25,034,546
WSB Holdings, Inc.	29,908	92,565
Yadkin Valley Financial Corp.	98,098	288,408

Total Financials		1,450,008,235

Health Care — (5.0%)
*Acadia Pharmaceuticals, Inc.	354,328	432,280
*Accelrys, Inc.	1,067	7,522
*Achillion Pharmaceuticals, Inc.	91,992	227,220
*Adolor Corp.	76,131	84,505
*Albany Molecular Research, Inc.	1,032,348	6,710,262
*Allied Healthcare International, Inc.	923,075	2,289,226
*Allied Healthcare Products, Inc.	206,189	684,547

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*American Dental Partners, Inc.	322,260	$3,693,100
*American Shared Hospital Services	82,057	270,788
*Amicus Therapeutics, Inc.	1,746	4,417
*Amsurg Corp.	87,562	1,604,136
Analogic Corp.	4	182
*AngioDynamics, Inc.	651,008	10,032,033
*Anika Therapeutics, Inc.	57,086	334,524
*Animal Health International, Inc.	774	1,927
#*Ariad Pharmaceuticals, Inc.	813,884	2,604,429
*Arqule, Inc.	27,294	116,545
Arrhythmia Research Technology, Inc.	1,411	7,055
*ArthroCare Corp.	39,468	1,056,953
*Assisted Living Concepts, Inc.	60,608	1,906,728
*Bioanalytical Systems, Inc.	32,200	35,420
#*BioLase Technology, Inc.	70,681	81,990
*Caliper Life Sciences, Inc.	480,416	1,883,231
*Capital Senior Living Corp.	743,383	4,014,268
*Cardiac Science Corp.	679,538	1,209,578
*CardioNet, Inc.	32,084	153,041
*Celera Corp.	454,083	3,037,815
#*Celldex Therapeutics, Inc.	129,084	662,201
#*Cerus Corp.	145,294	450,411
*Columbia Laboratories, Inc.	528,779	481,189
*Conmed Corp.	832,298	16,005,091
#Cooper Cos., Inc.	785,704	30,532,457
*Cross Country Healthcare, Inc.	989,729	8,788,794
*Curis, Inc.	197,048	338,923
*Cutera, Inc.	237,951	1,860,777
*Cynosure, Inc.	119,386	1,227,288
*DexCom, Inc.	111,797	1,247,655
*Digirad Corp.	108,551	198,648
#*Discovery Laboratories, Inc.	21,855	5,811
*DUSA Pharmaceuticals, Inc.	185,750	427,225
#*Dyax Corp.	263,298	631,915
*Dynavax Technologies Corp.	289,533	639,868
#*Emisphere Technologies, Inc.	390,737	410,274
•*Endo Pharmaceuticals Solutions	667,320	734,052
*Endologix, Inc.	482,453	2,204,810
*Enzo Biochem, Inc.	32,917	151,418
#*Exelixis, Inc.	361,202	1,126,950
*Five Star Quality Care, Inc.	435,256	1,588,684
*Gentiva Health Services, Inc.	477,364	9,848,019
#*GenVec, Inc.	311,293	174,324
*Greatbatch, Inc.	104,159	2,351,910
*Harbor BioSciences, Inc.	225,321	65,906
*Harvard Bioscience, Inc.	166,331	600,455
*HealthSpring, Inc.	864,643	16,255,288
#*Hi-Tech Pharmacal Co., Inc.	50,068	880,195
*Hooper Holmes, Inc.	3,878	2,327
#*Incyte Corp.	515,456	6,711,237
*Infinity Pharmaceuticals, Inc.	26,661	156,233
*Inovio Pharmaceuticals, Inc.	162,572	164,198
*IntegraMed America, Inc.	118,423	969,884
#*Interleukin Genetics, Inc.	18,140	6,168
#Invacare Corp.	597,207	14,231,443
*Iridex Corp.	97,820	378,563
*ISTA Pharmaceuticals, Inc.	357,534	993,945
*Kendle International, Inc.	131,948	1,624,280
Kewaunee Scientific Corp.	58,749	664,451
*Kindred Healthcare, Inc.	1,507,380	20,048,154
#*K-V Pharmaceutical Co.	295,178	315,840

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Lannet Co., Inc.	249,347	$1,146,996
#*LCA-Vision, Inc.	46,227	239,918
*LeMaitre Vascular, Inc.	76,296	460,828
*Lexicon Pharmaceuticals, Inc.	1,198,918	1,810,366
*LifePoint Hospitals, Inc.	1,678,385	51,878,880
#*Luna Innovations, Inc.	39,932	81,861
#*Martek Biosciences Corp.	252,087	5,215,680
*Matrixx Initiatives, Inc.	19,797	93,442
*Maxygen, Inc.	156,299	970,617
*MedCath Corp.	703,557	6,233,515
*MediciNova, Inc.	25,307	122,486
MedQuist, Inc.	51,568	445,548
*Merge Healthcare, Inc.	130,451	422,661
#*MiddleBrook Pharmaceuticals, Inc.	453,723	38,566
*Misonix, Inc.	124,173	253,313
*Molina Healthcare, Inc.	166,124	4,952,156
*Neurocrine Biosciences, Inc.	219,667	1,247,709
*Neurometrix, Inc.	61,214	71,620
*Nighthawk Radiology Holdings, Inc.	138,780	410,789
*NMT Medical, Inc.	127,645	56,866
*NovaMed, Inc.	9,187	75,793
*NPS Pharmaceuticals, Inc.	495,014	3,425,497
*Orchid Cellmark, Inc.	117,570	192,815
*Osteotech, Inc.	627,787	2,379,313
*OTIX Global, Inc.	100,477	387,841
#*OXiGENE, Inc.	83,954	27,705
*PDI, Inc.	345,311	2,772,847
*PharMerica Corp.	41,146	537,367
*PhotoMedex, Inc.	31,867	182,279
*Prospect Medical Holdings, Inc.	5,100	37,179
Psychemedics Corp.	12,374	111,366
#*Radient Pharmaceuticals Corp.	57,337	53,323
*RadNet, Inc.	385,198	781,952
*Regeneration Technologies, Inc.	466,766	1,348,954
*RehabCare Group, Inc.	2,601	55,115
*Res-Care, Inc.	308,609	3,030,540
*Retractable Technologies, Inc.	39,828	70,496
#*Rural/Metro Corp.	127,600	1,154,780
*Santarus, Inc.	271,801	676,784
*Skilled Healthcare Group, Inc.	27,860	74,108
*Solta Medical, Inc.	400	696
*SRI/Surgical Express, Inc.	148,540	479,784
*StemCells, Inc.	416,850	379,334
*Stereotaxis, Inc.	258,661	1,081,203
*Strategic Diagnostics, Inc.	274,338	447,171
*Sun Healthcare Group, Inc.	227,206	1,881,266
#*Sunesis Pharmaceuticals, Inc.	8,955	4,343
*SunLink Health Systems, Inc.	45,100	102,828
*Sunrise Senior Living, Inc.	220,759	660,069
*Symmetry Medical, Inc.	26,081	253,768
*Theragenics Corp.	560,030	677,636
*TomoTherapy, Inc.	273,197	909,746
*TranS1, Inc.	1,245	3,100
*Trimeris, Inc.	259,956	608,297
*Triple-S Management Corp.	414,928	8,248,769
*United American Healthcare Corp.	15,300	5,355
*Universal American Corp.	1,334,330	22,336,684
*Urologix, Inc.	17,376	16,507
#*Viropharma, Inc.	1,570,749	20,686,764
*Vital Images, Inc.	221,743	3,257,405
*WellCare Health Plans, Inc.	234,217	6,040,456

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Zymogenetics, Inc.	110,382	$451,462

Total Health Care		350,703,497

Industrials — (17.1%)
*A.T. Cross Co.	338,655	1,879,535
*AAR Corp.	608,824	10,228,243
*ACCO Brands Corp.	90,252	534,292
Aceto Corp.	499,625	3,407,443
*Active Power, Inc.	271,977	304,614
*AeroCentury Corp.	30,190	603,196
*Aerosonic Corp.	38,623	142,905
*Air Transport Services Group, Inc.	100,009	531,048
Aircastle, Ltd.	1,464,661	13,387,002
Alamo Group, Inc.	256,602	6,012,185
*Alaska Air Group, Inc.	578,278	29,833,362
Albany International Corp.	71,994	1,321,090
#Alexander & Baldwin, Inc.	1,092,735	36,661,259
*Allied Defense Group, Inc.	118,807	398,003
*Allied Motion Technologies, Inc.	44,700	192,210
*Amerco, Inc.	347,371	23,680,281
*American Commercial Lines, Inc.	9,867	238,288
*American Railcar Industries, Inc.	303,144	4,137,916
*American Reprographics Co.	45,837	407,949
Ameron International Corp.	28,289	1,738,076
*AMREP Corp.	5,000	59,850
Apogee Enterprises, Inc.	57,799	650,817
#*Applied Energetics, Inc.	160,657	205,641
Applied Industrial Technologies, Inc.	1,145,140	32,063,920
#Arkansas Best Corp.	500,051	11,286,151
#*Armstrong World Industries, Inc.	491,000	17,950,960
#*ArvinMeritor, Inc.	102,300	1,678,743
*Atlas Air Worldwide Holdings, Inc.	374,961	21,927,719
*Avalon Holding Corp. Class A	41,919	108,570
#*Avis Budget Group, Inc.	2,406,482	29,695,988
#Baldor Electric Co.	732,381	27,991,602
*Baldwin Technology Co., Inc. Class A	387,412	484,265
Barrett Business Services, Inc.	81,804	1,223,788
*BE Aerospace, Inc.	237,245	6,975,003
#*BlueLinx Holdings, Inc.	357,034	1,324,596
*BNS Holding, Inc.	44,726	503,168
Bowne & Co., Inc.	497,265	5,624,067
*Breeze-Eastern Corp.	67,570	439,205
#Briggs & Stratton Corp.	1,338,047	25,382,752
*BTU International, Inc.	19,165	107,324
*Builders FirstSource, Inc.	477,223	1,021,257
*C&D Technologies, Inc.	252,468	217,122
*CAI International, Inc.	95,852	1,252,786
*Capstone Turbine Corp.	538,861	533,472
*Casella Waste Systems, Inc.	160,341	639,761
CDI Corp.	320,047	5,376,790
*CECO Environmental Corp.	143,651	854,723
#*Cenveo, Inc.	205,593	1,266,453
#*Ceradyne, Inc.	243,594	5,663,561
*Champion Industries, Inc.	369,015	568,283
*Chart Industries, Inc.	135,752	2,417,743
Chicago Rivet & Machine Co.	28,248	449,143
CIRCOR International, Inc.	5,848	182,925
#*Coleman Cable, Inc.	15,856	86,891
*Columbus McKinnon Corp.	37,095	583,504
*Comforce Corp.	21,165	25,821
*Commercial Vehicle Group, Inc.	275,030	3,094,088

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
CompX International, Inc.	67,437	$880,053
*Consolidated Graphics, Inc.	204,502	8,787,451
*Cornell Cos., Inc.	155,050	4,330,547
Courier Corp.	5,756	91,693
*Covenant Transportation Group, Inc.	189,919	1,783,339
*CPI Aerostructures, Inc.	19,006	207,165
*CRA International, Inc.	16,430	315,785
#*Document Security Systems, Inc.	64,443	219,106
*Dollar Thrifty Automotive Group, Inc.	224,297	11,185,691
Ducommun, Inc.	286,889	5,993,111
*DXP Enterprises, Inc.	14,357	294,749
*Dycom Industries, Inc.	496,861	4,496,592
#*Eagle Bulk Shipping, Inc.	1,405,672	6,803,452
Eastern Co.	69,372	1,154,350
Ecology & Environment, Inc. Class A	32,278	384,431
*EMCOR Group, Inc.	7,600	197,676
#Encore Wire Corp.	180,419	3,839,316
#*Energy Focus, Inc.	97,017	136,794
*EnerSys	879,558	21,302,895
Ennis, Inc.	668,580	11,312,374
*EnPro Industries, Inc.	396	11,860
Espey Manufacturing & Electronics Corp.	1,264	24,016
*Esterline Technologies Corp.	1,023,870	52,555,247
#*Evergreen Solar, Inc.	191,029	126,079
*Excel Maritime Carriers, Ltd.	27,126	167,096
*ExpressJet Holdings, Inc.	254,783	764,349
Federal Signal Corp.	660,522	3,936,711
*First Aviation Services, Inc.	8,900	7,788
*Flow International Corp.	41,584	113,108
*Franklin Covey Co.	231,020	1,439,255
#Freightcar America, Inc.	35,658	885,388
*Frozen Food Express Industries, Inc.	422,764	1,505,040
G & K Services, Inc. Class A	628,745	14,630,896
#GATX Corp.	1,365,917	38,600,814
#*Genco Shipping & Trading, Ltd.	771,036	12,876,301
*Gencor Industries, Inc.	16,275	124,504
#*General Cable Corp.	48,382	1,284,058
#*Gibraltar Industries, Inc.	738,603	7,969,526
*GP Strategies Corp.	165,571	1,250,061
Great Lakes Dredge & Dock Corp.	307,583	1,722,465
*Greenbrier Cos., Inc.	347,064	4,532,656
*Griffon Corp.	1,103,715	14,966,375
#*H&E Equipment Services, Inc.	592,121	5,151,453
Hardinge, Inc.	207,491	1,755,374
*Herley Industries, Inc.	462,440	7,158,579
#*Hoku Corp.	2,648	8,394
*Hudson Highland Group, Inc.	429,374	1,910,714
*Hurco Cos., Inc.	102,974	1,736,142
*Identive Group, Inc.	378,313	605,301
*IESI-BFC, Ltd.	30,437	685,137
*Innotrac Corp.	111,236	124,584
Insteel Industries, Inc.	188,965	1,755,485
*Integrated Electrical Services, Inc.	900	3,285
*Intelligent Systems Corp.	29,047	34,711
*Interline Brands, Inc.	398,338	7,205,934
International Shipholding Corp.	220,292	5,494,082
*Intersections, Inc.	192,376	950,337
#*JetBlue Airways Corp.	3,177,932	20,434,103
*JPS Industries, Inc.	42,300	173,430
*Kadant, Inc.	409,129	7,973,924
#*Kelly Services, Inc. Class A	648,674	9,600,375

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Key Technology, Inc.	7,785	$93,498
Kimball International, Inc. Class B	654,379	4,083,325
*Kratos Defense & Security Solutions, Inc.	112,947	1,249,194
L.S. Starrett Co. Class A	195,432	1,856,604
*Ladish Co., Inc.	201,614	5,929,468
Lawson Products, Inc.	195,785	3,486,931
*Layne Christensen Co.	321,832	8,113,385
*LB Foster Co.	3,409	104,247
*LECG Corp.	815,873	1,745,968
*LGL Group, Inc.	7,917	99,279
*LMI Aerospace, Inc.	78,393	1,349,927
LSI Industries, Inc.	55,679	292,872
*Lydall, Inc.	417,671	2,986,348
*M&F Worldwide Corp.	538,776	15,182,708
*Magnetek, Inc.	392,480	419,954
Manitowoc Co., Inc. (The)	440,354	4,562,067
*Marten Transport, Ltd.	429,550	9,759,376
McGrath Rentcorp	3,250	75,790
*MFRI, Inc.	204,452	1,282,936
Miller Industries, Inc.	236,333	3,159,772
#*Mobile Mini, Inc.	928,656	15,917,164
*Moog, Inc.	70,563	2,526,861
Mueller Industries, Inc.	54,870	1,356,386
Mueller Water Products, Inc.	2,127,926	8,086,119
Multi-Color Corp.	6,203	81,011
NACCO Industries, Inc. Class A	154,123	13,723,112
*National Patent Development Corp.	230,265	310,858
*National Technical Systems, Inc.	146,436	1,244,706
*NN, Inc.	488,496	2,877,241
*Northwest Pipe Co.	173,009	3,143,574
*Ocean Power Technologies, Inc.	61,521	339,596
*On Assignment, Inc.	367,287	1,773,996
*Orion Energy Systems, Inc.	9,681	31,366
#*Oshkosh Corp.	924,875	31,797,203
*P.A.M. Transportation Services, Inc.	148,194	2,166,596
#*Pacer International, Inc.	24,236	199,705
*Paragon Technologies, Inc.	9,306	23,172
*Park-Ohio Holdings Corp.	194,269	2,632,345
*Patrick Industries, Inc.	119,886	216,994
*Pemco Aviation Group Inc.	10,158	11,986
#*PGT, Inc.	84,511	219,729
*Pike Electric Corp.	34,116	320,349
*Pinnacle Airlines Corp.	77,858	432,112
*Plug Power, Inc.	526,873	245,681
*Polypore International, Inc.	219,027	5,379,303
Portec Rail Products, Inc.	24,506	284,515
*PowerSecure International, Inc.	298,977	3,130,289
Preformed Line Products Co.	44,565	1,446,580
Providence & Worcester Railroad Co.	77,705	931,683
*Quality Distribution, Inc.	182,985	1,236,979
*RCM Technologies, Inc.	215,229	1,104,125
*Republic Airways Holdings, Inc.	1,629,518	10,184,488
*Rush Enterprises, Inc. Class A	835,903	12,488,391
*Rush Enterprises, Inc. Class B	332,468	4,352,006
*Saia, Inc.	349,330	5,274,883
#*SatCon Technology Corp.	94,200	350,424
*Sauer-Danfoss, Inc.	24,489	364,886
Schawk, Inc.	134,187	1,989,993
#*School Specialty, Inc.	573,395	10,991,982
Seaboard Corp.	18,999	28,840,482
Servotronics, Inc.	12,611	114,130

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*SFN Group, Inc.	1,216,749	$9,113,450
SIFCO Industries, Inc.	68,315	700,229
SkyWest, Inc.	1,570,828	19,556,809
*SL Industries, Inc.	21,692	295,879
*Sparton Corp.	310,745	1,771,246
#Standard Register Co.	94,483	313,684
Standex International Corp.	300,038	9,007,141
#Steelcase, Inc. Class A	369,456	2,552,941
Superior Uniform Group, Inc.	144,642	1,475,348
*Supreme Industries, Inc.	111,646	277,999
*SYKES Enterprises, Inc.	44,115	699,223
*Sypris Solutions, Inc.	275,611	972,907
#TAL International Group, Inc.	186,209	5,016,470
*TeamStaff, Inc.	9,762	6,248
*Tech/Ops Sevcon, Inc.	2,600	13,000
Technology Research Corp.	106,437	550,279
*Tecumseh Products Co. Class A	425,970	5,512,052
*Tecumseh Products Co. Class B	57,894	661,728
*Thomas Group, Inc.	45,972	25,294
#Titan International, Inc.	767,935	8,431,926
#*Titan Machinery, Inc.	29,481	420,694
Todd Shipyards Corp.	39,409	599,017
#*Track Data Corp.	653	58,117
*Trailer Bridge, Inc.	83,708	272,888
*Transcat, Inc.	58,700	463,143
*TRC Cos., Inc.	335,014	1,055,294
Tredegar Industries, Inc.	1,206,261	20,820,065
*Trimas Corp.	4,750	56,715
#Trinity Industries, Inc.	1,765,082	35,954,720
#Triumph Group, Inc.	370,549	28,124,669
*Tufco Technologies, Inc.	35,571	112,404
*Tutor Perini Corp.	765,994	14,768,364
Twin Disc, Inc.	117,384	1,516,601
*U.S. Home Systems, Inc.	106,855	286,371
#*Ultralife Corp.	3,655	16,813
UniFirst Corp.	151,034	6,639,455
*United Capital Corp.	113,656	2,824,352
*United Rentals, Inc.	169,922	2,239,572
#Universal Forest Products, Inc.	445,261	13,789,733
*Universal Security Instruments, Inc.	30,409	173,331
#*UQM Technologies, Inc.	95,229	344,729
*USA Truck, Inc.	327,239	5,363,447
#*USG Corp.	1,679,648	20,189,369
#*Valence Technology, Inc.	4,800	3,456
*Valpey Fisher Corp.	15,889	31,778
*Versar, Inc.	29,684	79,256
Viad Corp.	384,876	7,659,032
Virco Manufacturing Corp.	34,820	102,371
*Vishay Precision Group, Inc.	233,187	2,949,816
*Volt Information Sciences, Inc.	536,504	4,790,981
*Wabash National Corp.	509,196	4,261,971
Watts Water Technologies, Inc.	855,116	27,534,735
*WCA Waste Corp.	487,479	2,076,661
#*WESCO International, Inc.	257,828	9,263,760
*Willdan Group, Inc.	19,248	48,120
*Willis Lease Finance Corp.	293,005	2,792,338

Total Industrials		1,190,143,497

Information Technology — (12.3%)
*Acorn Energy, Inc.	162,065	828,152
*Actel Corp.	481,613	7,060,447

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*ActivIdentity Corp.	528,963	$1,036,767
*ADDvantage Technologies Group, Inc.	866	2,442
*ADPT Corp.	4,214,987	12,855,710
*Advanced Analogic Technologies, Inc.	403,864	1,288,326
*Advanced Photonix, Inc.	29,384	16,129
*Aehr Test Systems	57,840	87,338
*Aetrium, Inc.	174,144	510,242
Agilysys, Inc.	532,954	4,226,325
*Amtech Systems, Inc.	123,841	1,245,840
*Anadigics, Inc.	353,628	1,552,427
*Anaren, Inc.	267,409	4,230,410
#*Applied Micro Circuits Corp.	306,323	3,663,623
#*Arris Group, Inc.	1,354,523	12,624,154
*Aspen Technology, Inc.	265,191	2,898,538
*Astea International, Inc.	12,375	32,175
Astro-Med, Inc.	111,714	774,178
*ATMI, Inc.	19,297	286,367
*AuthenTec, Inc.	12,250	24,990
*Autobytel, Inc.	371,580	390,159
*Aviat Networks, Inc.	701,603	2,834,476
*Avid Technology, Inc.	923,951	11,946,686
*Aware, Inc.	661,315	1,653,288
*Axcelis Technologies, Inc.	8,334	13,918
*AXT, Inc.	422,544	2,488,784
Bel Fuse, Inc. Class A	11,604	263,991
Bel Fuse, Inc. Class B	106,381	2,508,464
*Benchmark Electronics, Inc.	2,751,881	45,956,413
Black Box Corp.	475,529	14,475,103
*Blonder Tongue Laboratories, Inc.	8,764	10,517
*Bogen Communications International, Inc.	43,800	73,365
*Brooks Automation, Inc.	2,276,659	17,370,908
*Bsquare Corp.	87,447	271,960
*CACI International, Inc.	73,237	3,443,604
*CalAmp Corp.	313,824	718,657
*Cascade Microtech, Inc.	316,550	1,446,634
*Checkpoint Systems, Inc.	291,442	5,820,097
*Chyron International Corp.	51,176	93,140
*Ciber, Inc.	2,055,674	6,845,394
*Cinedigm Digital Cinema Corp.	248,921	465,482
*Clearfield, Inc.	74,179	178,771
*Cogo Group, Inc.	155	1,018
*Coherent, Inc.	922,025	34,133,366
Cohu, Inc.	684,836	10,738,228
*Comarco, Inc.	113,642	284,105
•#*Commerce One LLC	55,600	—
Communications Systems, Inc.	103,486	1,061,766
*Computer Task Group, Inc.	153,709	1,229,672
*Comtech Telecommunications Corp.	19,055	411,016
*Concurrent Computer Corp.	136,268	702,462
*Convergys Corp.	2,396,806	26,772,323
*CPI International, Inc.	145,623	2,048,916
*CSP, Inc.	124,708	528,762
CTS Corp.	1,225,517	11,458,584
*CyberOptics Corp.	266,732	2,595,302
*Data I/O Corp.	76,342	383,237
*Datalink Corp.	64,265	218,501
*Dataram Corp.	75,871	138,844
DDi Corp.	320,417	2,902,978
*Digi International, Inc.	692,472	5,754,442
*Digimarc Corp.	52,476	1,084,154
*Ditech Networks, Inc.	685,602	836,434

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*DivX, Inc.	85,974	$654,262
*Dot Hill Systems Corp.	526,584	584,508
*DSP Group, Inc.	406,145	2,834,892
*Dynamics Research Corp.	21,799	211,886
Earthlink, Inc.	247,246	2,183,182
*Easylink Services International Corp.	34,202	80,033
*EchoStar Corp.	81,077	1,548,571
*EDGAR Online, Inc.	187,127	220,810
*Edgewater Technology, Inc.	298,591	731,548
*EFJohnson Technologies, Inc.	508,819	758,140
Electro Rent Corp.	553,041	7,631,966
*Electro Scientific Industries, Inc.	1,161,772	13,337,143
*Electronics for Imaging, Inc.	998,373	10,632,672
#*EMCORE Corp.	93,441	84,256
*EMS Technologies, Inc.	143,452	2,387,041
*Endwave Corp.	333,091	955,971
*Entorian Technologies, Inc.	34,332	68,664
*ePlus, Inc.	272,314	4,877,144
*Euronet Worldwide, Inc.	217,106	3,408,564
*Evans & Sutherland Computer Corp.	145,693	84,502
*Exar Corp.	1,027,571	7,182,721
*Extreme Networks	795,668	2,275,610
*Fairchild Semiconductor Corp. Class A	2,565,087	23,290,990
*Frequency Electronics, Inc.	204,701	1,043,975
*FSI International, Inc.	578,444	2,047,692
#*Geeknet, Inc.	837,909	1,089,282
*Gerber Scientific, Inc.	478,194	2,744,834
*Giga-Tronics, Inc.	11,000	23,870
*Globecomm Systems, Inc.	272,240	2,240,535
*GSI Technology, Inc.	139	945
*GTSI Corp.	237,469	1,277,583
*Hackett Group, Inc.	158,348	497,213
*Hauppauge Digital, Inc.	130,387	249,039
*Hutchinson Technology, Inc.	640,194	2,432,737
*Hypercom Corp.	529,546	2,292,934
*I.D. Systems, Inc.	151,003	416,768
*iGo, Inc.	373,605	635,129
*Ikanos Communications, Inc.	207,975	363,956
*Imation Corp.	1,558,986	14,529,750
*InfoSpace, Inc.	556,819	4,359,893
*Insight Enterprises, Inc.	802,677	11,695,004
*InsWeb Corp.	19,308	93,354
*Integrated Device Technology, Inc.	3,329,021	19,341,612
*Integrated Silicon Solution, Inc.	194,308	1,671,049
*Intellicheck Mobilisa, Inc.	138,481	214,646
*Internap Network Services Corp.	828,906	3,879,280
*International Rectifier Corp.	351,571	6,866,182
*Internet Brands, Inc.	655,853	7,201,266
*Internet Capital Group, Inc.	1,036,298	8,725,629
*Interphase Corp.	86,887	140,757
*Intevac, Inc.	127,630	1,403,930
*IntriCon Corp.	41,096	217,398
*Inuvo, Inc.	111,987	18,478
*INX, Inc.	7,860	35,920
*iPass, Inc.	371,675	475,744
*Iteris, Inc.	108,667	163,001
*IXYS Corp.	190,015	1,677,832
*Jaco Electronics, Inc.	54,959	29,403
*JDS Uniphase Corp.	17,311	187,824
Keithley Instruments, Inc.	34,220	369,234
*Kemet Corp.	92,927	299,225

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Kenexa Corp.	189,976	$2,285,411
*KEY Tronic Corp.	365,738	1,920,125
Keynote Systems, Inc.	427,172	4,275,992
*Knot, Inc. (The)	47,511	391,016
*Kopin Corp.	124,779	470,417
*KVH Industries, Inc.	37,778	528,136
#*L-1 Identity Solutions, Inc.	1,534,159	12,518,737
*Lattice Semiconductor Corp.	1,752,795	9,745,540
*LeCroy Corp.	163,376	878,963
#*LightPath Technologies, Inc.	6,533	14,373
*Lionbridge Technologies, Inc.	408,429	2,009,471
*Logic Devices, Inc.	71,976	72,696
*LoJack Corp.	197,434	696,942
*LookSmart, Ltd.	544,441	816,662
*Loral Space & Communications, Inc.	95,525	4,569,916
#*Mace Security International, Inc.	183,086	106,190
*Magma Design Automation, Inc.	469,404	1,520,869
Marchex, Inc.	296,597	1,382,142
*Mastech Holdings, Inc.	44,797	165,301
*Mattson Technology, Inc.	621,574	1,821,212
*Measurement Specialties, Inc.	90,631	1,513,538
#*Mechanical Technology, Inc.	34,024	27,219
*MEMSIC, Inc.	8,514	19,582
*Mercury Computer Systems, Inc.	115,802	1,528,586
Methode Electronics, Inc.	1,032,212	11,024,024
#*Microtune, Inc.	234,705	560,945
*Mindspeed Technologies, Inc.	259,251	1,832,905
*MKS Instruments, Inc.	1,785,020	38,306,529
*ModusLink Global Solutions, Inc.	802,350	5,263,416
*MoSys, Inc.	231,402	1,050,565
*MTM Technologies, Inc.	386	183
#*Nanometrics, Inc.	75,028	685,006
*NAPCO Security Technologies, Inc.	49,049	84,855
*Network Equipment Technologies, Inc.	105,974	330,639
*Newport Corp.	1,649,808	21,002,056
*Nu Horizons Electronics Corp.	283,220	974,277
*NumereX Corp. Class A	93,994	477,490
O.I. Corp.	55,546	429,371
*Occam Networks, Inc.	71,026	451,725
*Oclaro, Inc.	114,516	1,411,982
*Omtool, Ltd.	52,214	80,932
*Online Resources Corp.	104,772	429,565
*Openwave Systems, Inc.	272,957	554,103
*Oplink Communications, Inc.	255,737	4,119,923
*Opnext, Inc.	962,639	1,732,750
*Optelecom-NKF, Inc.	8,825	14,650
*OPTi, Inc.	164,800	479,568
*Optical Cable Corp.	116,577	348,565
*Orbcomm, Inc.	699,272	1,307,639
*Overland Storage, Inc.	30,942	51,364
*PAR Technology Corp.	132,235	790,765
*PC Connection, Inc.	869,589	6,008,860
*PC Mall, Inc.	115,208	487,330
*PC-Tel, Inc.	618,185	3,913,111
*PDF Solutions, Inc.	295,350	1,210,935
*Perceptron, Inc.	145,768	686,567
*Performance Technologies, Inc.	289,576	651,546
*Pericom Semiconductor Corp.	418,716	3,827,064
*Pervasive Software, Inc.	423,799	2,034,235
#*Photronics, Inc.	1,297,807	5,866,088
*Planar Systems, Inc.	271,998	639,195

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*PLX Technology, Inc.	184,138	$703,407
*Presstek, Inc.	282,293	745,254
•*Price Communications Liquidation Trust	1,498,306	204,639
Qualstar Corp.	379,283	675,124
#*QuickLogic Corp.	187,991	644,809
*RadiSys Corp.	168,920	1,667,240
#*RAE Systems, Inc.	481,293	356,879
*Rainmaker Systems, Inc.	224,358	266,986
*RealNetworks, Inc.	2,227,975	7,396,877
*Reis, Inc.	317,833	2,132,659
*Relm Wireless Corp.	132,563	320,802
#Renaissance Learning, Inc.	256	3,558
*RF Industries, Ltd.	16,468	88,433
#*RF Micro Devices, Inc.	377,914	1,575,901
Richardson Electronics, Ltd.	446,990	4,268,754
*Rudolph Technologies, Inc.	316,466	2,734,266
*S1 Corp.	28,315	166,209
*Saba Software, Inc.	89,494	439,416
*SeaChange International, Inc.	380,357	3,407,999
#Servidyne, Inc.	24,775	62,061
#*Sigma Designs, Inc.	75,285	770,918
*Sigmatron International, Inc.	16,500	87,780
#*Silicon Graphics International Corp.	849,428	6,625,538
*Silicon Image, Inc.	511,607	2,179,446
#*Skyworks Solutions, Inc.	1,385,062	24,280,137
*Smart Modular Technologies (WWH), Inc.	737,948	3,992,299
Soapstone Networks, Inc.	352,815	7,056
#*Sonic Solutions, Inc.	212,467	1,672,115
*Soundbite Communications, Inc.	800	2,280
*Spectrum Control, Inc.	255,798	3,859,992
*StarTek, Inc.	223,010	1,030,306
*Sunrise Telecom, Inc.	132,300	66,150
*Support.com, Inc.	887,797	3,666,602
Sycamore Networks, Inc.	681,493	15,865,157
*Symmetricom, Inc.	291,076	1,551,435
#*SYNNEX Corp.	940,045	24,807,788
*Tech Data Corp.	537,323	21,256,498
*TechTarget, Inc.	166,057	961,470
*TechTeam Global, Inc.	233,641	1,439,229
*Telular Corp.	286,285	901,798
Tessco Technologies, Inc.	89,004	1,256,736
TheStreet.com, Inc.	372,104	1,138,638
*THQ, Inc.	279,837	1,276,057
*Tier Technologies, Inc.	339,626	2,231,343
*TII Network Technologies, Inc.	92,005	149,048
*Tollgrade Communications, Inc.	330,412	2,197,240
*Trident Microsystems, Inc.	154,597	276,729
*Trio-Tech International	35,820	143,459
*Triquint Semiconductor, Inc.	2,453,272	17,001,175
*TSR, Inc.	2,290	5,084
#*TTM Technologies, Inc.	251,358	2,576,420
*Ulticom, Inc.	52,104	493,946
*Ultra Clean Holdings, Inc.	240,454	2,604,117
United Online, Inc.	64,411	407,078
*UTStarcom, Inc.	916,191	1,951,487
#*Veeco Instruments, Inc.	43,820	1,897,406
#*Vertro, Inc.	5,712	3,084
*Viasystems Group, Inc.	27,060	417,265
*Vicon Industries, Inc.	102,175	443,440
*Virage Logic Corp.	314,671	3,760,318
*Virtusa Corp.	4,123	43,951

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Vishay Intertechnology, Inc.	3,162,160	$26,846,738
Wayside Technology Group, Inc.	3,431	34,344
*Web.com Group, Inc.	167,880	555,683
*Winland Electronics, Inc.	2,200	1,748
*Wireless Ronin Technologies, Inc.	141,026	218,590
*Wireless Telecom Group, Inc.	176,100	130,279
*WPCS International, Inc.	37,280	92,454
*X-Rite, Inc.	391,802	1,449,667
*Zix Corp.	427,676	975,101
*Zoran Corp.	741,419	6,376,203
*Zygo Corp.	502,384	4,159,740

Total Information Technology		857,176,074

Materials — (5.8%)
A. Schulman, Inc.	402,092	7,876,982
#*A.M. Castle & Co.	561,352	8,291,169
*American Pacific Corp.	141,306	671,204
*Boise, Inc.	1,854,092	11,106,011
*Brush Engineered Materials, Inc.	53,704	1,280,840
*Buckeye Technologies, Inc.	933,954	10,600,378
Cabot Corp.	500,492	14,764,514
#*Century Aluminum Co.	1,908,213	19,902,662
#*Coeur d’Alene Mines Corp.	1,757,418	26,765,476
*Continental Materials Corp.	10,786	124,470
*Core Molding Technologies, Inc.	99,118	556,052
Cytec Industries, Inc.	317,653	15,857,238
*Detrex Corp.	12,700	46,736
#Domtar Corp.	139,503	8,160,926
*Ferro Corp.	796,724	8,501,045
#*Flotek Industries, Inc.	221,927	259,655
Friedman Industries, Inc.	162,778	911,557
#*General Moly, Inc.	87,369	290,065
#*Georgia Gulf Corp.	96,543	1,481,935
*Graphic Packaging Holding Co.	6,145,220	21,508,270
Haynes International, Inc.	149,627	5,036,445
*Headwaters, Inc.	1,467,637	5,078,024
*Horsehead Holding Corp.	109,211	836,556
Huntsman Corp.	421,812	4,416,372
#*Impreso, Inc.	6,400	5,248
Kaiser Aluminum Corp.	413,253	16,943,373
*KapStone Paper & Packaging Corp.	530,084	6,064,161
KMG Chemicals, Inc.	52,930	802,948
*Landec Corp.	1,861	12,003
#*Louisiana-Pacific Corp.	3,089,133	22,488,888
*Material Sciences Corp.	216,679	964,222
#*Mercer International, Inc.	196,884	1,057,267
Minerals Technologies, Inc.	33,517	1,748,582
#*Mines Management, Inc.	252,475	391,336
*Mod-Pac Corp.	41,188	172,166
Myers Industries, Inc.	557,770	4,411,961
#*Nanophase Technologies Corp.	194,556	262,651
Neenah Paper, Inc.	79,643	1,428,795
NL Industries, Inc.	170,002	1,438,217
*Northern Technologies International Corp.	3,541	47,839
Olympic Steel, Inc.	200,398	5,096,121
#*OM Group, Inc.	834,587	22,533,849
*Omnova Solutions, Inc.	167,005	1,302,639
P.H. Glatfelter Co.	1,186,599	13,562,827
*Penford Corp.	255,917	1,417,780
*PolyOne Corp.	2,881,025	29,703,368
*Rock of Ages Corp.	69,072	278,706

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
#*RTI International Metals, Inc.	734,733	$20,851,723
Schnitzer Steel Industries, Inc. Class A	31,384	1,438,015
*Spartech Corp.	751,897	7,864,843
#*Stillwater Mining Co.	84,734	1,166,787
Synalloy Corp.	22,593	208,985
Temple-Inland, Inc.	471,801	9,464,328
#Texas Industries, Inc.	110,356	3,663,819
*U.S. Concrete, Inc.	610,179	70,171
*U.S. Energy Corp.	10,322	49,546
*U.S. Gold Corp.	284,138	1,406,483
*Universal Stainless & Alloy Products, Inc.	79,250	1,808,485
Vulcan International Corp.	11,100	410,700
*Wausau Paper Corp.	588,072	4,016,532
*Webco Industries, Inc.	9,290	608,495
#Westlake Chemical Corp.	1,654,024	40,920,554
*Zoltek Cos., Inc.	139,403	1,456,761

Total Materials		401,865,756

Other — (0.0%)
•Allen Organ Co. Escrow Shares	4,900	8,058
•*Avigen, Inc. Escrow Shares	268,555	—
•*Big 4 Ranch, Inc.	73,300	—
•*Concord Camera Corp. Escrow Shares	95,952	—
•*ePresence, Inc. Escrow Shares	312,600	—
•*Landco Real Estate LLC	4,900	—
•#*MAIR Holdings, Inc. Escrow Shares	593,484	—
•*Noel Group, Inc.	95,400	477
•*Petrocorp, Inc. Escrow Shares	102,600	6,156
•*Voyager Learning Co. Escrow Shares	103,000	—

Total Other		14,691

Telecommunication Services — (0.2%)
*Arbinet Corp.	138,200	1,106,982
*Cincinnati Bell, Inc.	851,428	2,520,227
#*FiberTower Corp.	8,823	42,086
*General Communications, Inc. Class A	188,697	1,600,151
*IDT Corp.	2,100	31,836
*IDT Corp. Class B	86,220	1,596,794
#*Iridium Communications, Inc.	36,117	372,366
#*Leap Wireless International, Inc.	540,303	6,424,203
*SureWest Communications	342,961	2,335,564
*Xeta Corp.	65,385	205,963

Total Telecommunication Services		16,236,172

Utilities — (0.0%)
Maine & Maritimes Corp.	43,071	1,920,967
*Renegy Holdings, Inc.	33,158	14,921
SJW Corp.	7,863	195,710
Unitil Corp.	36,778	803,599

Total Utilities		2,935,197

TOTAL COMMON STOCKS		6,135,484,005

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†

RIGHTS/WARRANTS — (0.0%)
•CSF Holding, Inc. Litigation Rights	40,500	$ —
*Federal-Mogul Corp. Warrants 12/27/14	62,197	27,367
*GeoMet, Inc. Rights 08/18/10	9,732	14,160
•*Lantronix, Inc. Warrants	599	—
•*Maui Land & Pineapple Co., Inc. Rights 07/29/10	14,898	12,365
•*TIB Financial Corp. Rights 07/12/10	471,210	136,651
TOTAL RIGHTS/WARRANTS		190,543

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $23,275,000 FHLMC 4.00%, 12/15/38, valued at $22,735,818) to be repurchased at $22,399,355	$22,399	22,399,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (11.7%)
§@DFA Short Term Investment Fund	804,718,064	804,718,064
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $14,169,355 FHLMC 5.500%, 09/01/38 & FNMA 4.500%, 05/01/23, valued at $8,355,484) to be repurchased at $8,112,262	$8,112	8,112,120

TOTAL SECURITIES LENDING COLLATERAL		812,830,184

TOTAL INVESTMENTS — (100.0%)
(Cost $7,139,923,369)##		$6,970,903,732

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,144,537,157	—	—	$1,144,537,157
Consumer Staples	179,328,882	—	—	179,328,882
Energy	542,534,847	—	—	542,534,847
Financials	1,450,008,235	—	—	1,450,008,235
Health Care	349,969,445	$ 734,052	—	350,703,497
Industrials	1,190,143,497	—	—	1,190,143,497
Information Technology	856,971,435	204,639	—	857,176,074
Materials	401,865,756	—	—	401,865,756
Other	—	14,691	—	14,691
Telecommunication Services	16,236,172	—	—	16,236,172
Utilities	2,935,197	—	—	2,935,197
Rights/Warrants	41,527	149,016	—	190,543
Temporary Cash Investments	—	22,399,000	—	22,399,000
Securities Lending Collateral	—	812,830,184	—	812,830,184
TOTAL	$6,134,572,150	$836,331,582	—	$6,970,903,732

See accompanying Notes to Schedules of Investments.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (88.1%)
Consumer Discretionary — (11.9%)
*1-800-FLOWERS.COM, Inc.	6,260	$13,960
*4Kids Entertainment, Inc.	2,300	1,656
*99 Cents Only Stores	33,869	562,903
Aaron’s, Inc.	35,405	642,955
Aaron’s, Inc. Class A	2,141	31,366
#Abercrombie & Fitch Co.	43,520	1,607,629
*AC Moore Arts & Crafts, Inc.	6,100	15,006
Acme United Corp.	1,000	10,070
Advance Auto Parts, Inc.	14,900	797,597
#*Aeropostale, Inc.	22,861	649,938
*AFC Enterprises, Inc.	9,803	92,834
*AH Belo Corp.	8,680	67,183
*Aldila, Inc.	1,600	6,576
*Alloy, Inc.	5,507	52,261
#*Amazon.com, Inc.	55,780	6,575,904
Ambassadors Group, Inc.	6,985	79,210
Amcon Distributing Co.	100	5,991
*American Apparel, Inc.	16,556	26,655
#*American Axle & Manufacturing Holdings, Inc.	27,690	257,794
*American Biltrite, Inc.	327	1,220
#American Eagle Outfitters, Inc.	72,900	897,399
#American Greetings Corp. Class A	9,000	184,410
#*American Public Education, Inc.	2,403	107,318
*America’s Car-Mart, Inc.	5,510	128,273
*Amerigon, Inc.	7,396	73,220
#Ameristar Casinos, Inc.	23,431	369,741
#*AnnTaylor Stores Corp.	23,400	410,436
*Apollo Group, Inc. Class A	18,300	844,179
#Arbitron, Inc.	7,506	216,923
*Arctic Cat, Inc.	5,300	52,735
Ark Restaurants Corp.	1,202	16,047
*Asbury Automotive Group, Inc.	15,977	215,050
*Ascent Media Corp.	6,348	176,474
*Atrinsic, Inc.	1,352	1,075
*Audiovox Corp. Class A	9,407	70,082
#*AutoNation, Inc.	94,630	2,311,811
#*Autozone, Inc.	8,052	1,703,562
*Ballantyne Strong, Inc.	5,765	44,506
*Bally Technologies, Inc.	12,300	397,290
#Barnes & Noble, Inc.	28,010	363,290
*Bassett Furniture Industries, Inc.	3,800	18,278
*Beasley Broadcast Group, Inc.	2,878	16,030
#*Beazer Homes USA, Inc.	28,700	121,401
bebe stores, inc.	43,557	259,164
*Bed Bath & Beyond, Inc.	32,900	1,246,252
*Belo Corp.	38,810	234,800
*Benihana, Inc.	1,444	9,776
*Benihana, Inc. Class A	2,392	14,974
Best Buy Co., Inc.	52,363	1,814,902
Big 5 Sporting Goods Corp.	11,079	152,225
*Big Lots, Inc.	32,832	1,126,466
*Biglari Holdings, Inc.	775	225,138
#*BJ’s Restaurants, Inc.	14,200	362,100
#*Blockbuster, Inc. Class A	9,000	1,620
#*Blue Nile, Inc.	2,457	125,061
*Bluegreen Corp.	12,738	37,577
Blyth, Inc.	4,225	167,099
Bob Evans Farms, Inc.	15,410	404,050

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Bon-Ton Stores, Inc. (The)	8,220	$78,583
Books-A-Million, Inc.	6,280	40,694
#*Borders Group, Inc.	22,193	29,517
#*BorgWarner, Inc.	42,300	1,855,278
Bowl America, Inc. Class A	1,359	18,211
#*Boyd Gaming Corp.	43,248	365,878
Brinker International, Inc.	40,183	631,677
#*Brookfield Homes Corp.	13,796	102,780
Brown Shoe Co., Inc.	21,619	316,070
#Brunswick Corp.	71,200	1,204,704
#Buckle, Inc.	18,675	514,496
*Buffalo Wild Wings, Inc.	7,000	298,480
*Build-A-Bear-Workshop, Inc.	8,500	51,425
Burger King Holdings, Inc.	50,606	874,472
*Cabela’s, Inc.	33,087	515,826
Cablevision Systems Corp.	41,321	1,132,609
*Cache, Inc.	6,900	35,604
#*California Coastal Communities, Inc.	1,578	2,556
*California Pizza Kitchen, Inc.	10,000	179,400
#Callaway Golf Co.	36,962	249,494
*Cambium Learning Group, Inc.	1,861	6,439
*Canterbury Park Holding Corp.	514	4,348
#*Capella Education Co.	4,180	388,406
#*Career Education Corp.	35,600	869,708
*Caribou Coffee Co., Inc.	7,000	74,340
#*CarMax, Inc.	61,958	1,307,314
*Carmike Cinemas, Inc.	4,200	30,702
Carnival Corp.	109,638	3,802,246
*Carriage Services, Inc.	6,149	28,777
*Carrols Restaurant Group, Inc.	8,000	41,440
*Carter’s, Inc.	23,673	573,834
*Casual Male Retail Group, Inc.	21,061	72,871
Cato Corp. Class A	11,000	256,080
#*Cavco Industries, Inc.	3,108	108,966
CBS Corp.	6,826	102,663
CBS Corp. Class B	215,448	3,184,321
*CEC Entertainment, Inc.	8,894	308,889
#*Charles & Colvard, Ltd.	4,702	12,789
*Charming Shoppes, Inc.	57,296	256,686
#*Cheesecake Factory, Inc.	24,142	565,888
Cherokee, Inc.	1,652	32,429
#Chico’s FAS, Inc.	69,797	653,998
#*Children’s Place Retail Stores, Inc. (The)	12,401	518,982
#*Chipotle Mexican Grill, Inc.	10,500	1,552,950
#Choice Hotels International, Inc.	23,508	775,999
Christopher & Banks Corp.	17,000	125,630
*Chromcraft Revington, Inc.	2,232	5,424
Churchill Downs, Inc.	7,834	284,923
Cinemark Holdings, Inc.	56,871	829,748
#*Citi Trends, Inc.	5,906	185,389
*CKX, Inc.	32,884	172,312
*Clear Channel Outdoor Holdings, Inc.	19,738	217,315
Coach, Inc.	46,230	1,709,123
*Coast Distribution System, Inc.	890	3,604
*Cobra Electronics Corp.	535	1,434
#*Coinstar, Inc.	12,500	568,750
*Coldwater Creek, Inc.	44,600	174,832
*Collective Brands, Inc.	30,987	496,412
Collectors Universe, Inc.	1,440	18,763
#Columbia Sportswear Co.	16,916	829,053
Comcast Corp. Class A	366,509	7,135,930

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Comcast Corp. Special Class A	137,251	$2,533,653
#*Conn’s, Inc.	11,521	60,600
Cooper Tire & Rubber Co.	25,100	542,411
*Core-Mark Holding Co., Inc.	5,900	180,068
#*Corinthian Colleges, Inc.	31,061	282,655
*Cosi, Inc.	4,164	3,498
*Cost Plus, Inc.	8,757	30,037
CPI Corp.	2,662	66,124
Cracker Barrel Old Country Store, Inc.	5,879	287,953
*Craftmade International, Inc.	822	4,726
#*Crocs, Inc.	38,100	488,823
#*Crown Media Holdings, Inc.	17,861	36,436
CSS Industries, Inc.	2,400	43,248
*Culp, Inc.	4,800	50,016
*Cumulus Media, Inc.	11,857	35,927
*Cybex International, Inc.	4,787	8,282
*Cycle Country Accessories Corp.	300	151
*Dana Holding Corp.	67,500	801,900
Darden Restaurants, Inc.	24,481	1,025,509
*Deckers Outdoor Corp.	15,406	784,011
*Decorator Industries, Inc.	300	414
*dELiA*s, Inc.	2,914	4,225
*Delta Apparel, Inc.	6,541	96,611
*Destination Maternity Corp.	2,100	64,995
DeVry, Inc.	11,200	602,560
#*Dick’s Sporting Goods, Inc.	35,807	942,082
#Dillard’s, Inc.	34,198	791,342
#*DineEquity, Inc.	8,820	321,577
*DIRECTV Class A	212,022	7,878,738
#*Discovery Communications, Inc. (25470F104)	47,726	1,842,701
*Discovery Communications, Inc. (25470F203)	1,400	54,278
*Discovery Communications, Inc. (25470F302)	41,277	1,419,103
DISH Network Corp.	35,440	711,635
*Dixie Group, Inc.	3,381	11,123
*Dolan Media Co.	16,205	189,436
#*Dollar Tree, Inc.	35,685	1,581,559
*Domino’s Pizza, Inc.	24,500	313,355
*Dorman Products, Inc.	8,491	198,180
Dover Downs Gaming & Entertainment, Inc.	8,520	28,457
*Dover Motorsports, Inc.	3,800	6,118
#DR Horton, Inc.	153,000	1,686,060
*DreamWorks Animation SKG, Inc.	22,228	692,624
*Dress Barn, Inc. (The)	32,395	800,156
*Drew Industries, Inc.	11,569	244,453
*drugstore.com, inc.	41,284	113,944
#*DSW, Inc.	6,700	178,287
*E.W. Scripps Co. (The) Class A	22,751	178,823
#*Eastman Kodak Co.	122,531	486,448
*EDCI Holdings, Inc.	1,303	6,554
Educational Development Corp.	1,183	6,572
*Einstein Noah Restaurant Group, Inc.	5,839	67,849
Emerson Radio Corp.	5,500	12,375
*Emmis Communications Corp. Class A	3,000	5,880
*Empire Resorts, Inc.	6,565	8,338
*Enova Systems, Inc.	2,543	2,531
*Entercom Communications Corp.	11,800	98,884
*Entravision Communications Corp.	17,300	37,368
*EnviroStar, Inc.	100	112
*Escalade, Inc.	2,052	9,870
#Ethan Allen Interiors, Inc.	14,800	227,032
*Ever-Glory International Group, Inc.	1,700	4,522

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Exide Technologies	33,782	$203,368
#Expedia, Inc.	51,400	1,165,752
Family Dollar Stores, Inc.	30,300	1,252,905
*Famous Dave’s of America, Inc.	2,980	23,810
*Federal-Mogul Corp.	49,605	889,914
Finish Line, Inc. Class A	25,495	364,833
*Fisher Communications, Inc.	3,928	69,526
*Flanigan’s Enterprises, Inc.	300	1,890
Flexsteel Industries, Inc.	1,172	13,138
Foot Locker, Inc.	79,100	1,074,969
#*Ford Motor Co.	415,503	5,305,973
#Fortune Brands, Inc.	57,700	2,531,876
*Fossil, Inc.	33,665	1,333,134
*Frederick’s of Hollywood Group, Inc.	775	713
Fred’s, Inc.	21,200	229,808
Frisch’s Restaurants, Inc.	2,810	55,216
#*Fuel Systems Solutions, Inc.	6,150	187,022
*Full House Resorts, Inc.	8,100	25,758
*Furniture Brands International, Inc.	23,100	127,512
Gaiam, Inc.	7,614	45,684
#*GameStop Corp. Class A	73,088	1,465,414
*GameTech International, Inc.	3,391	2,035
Gaming Partners International Corp.	3,004	20,187
#Gannett Co., Inc.	75,596	996,355
Gap, Inc.	82,374	1,491,793
#Garmin, Ltd.	21,894	624,198
#*Gaylord Entertainment Co.	23,528	682,077
*Genesco, Inc.	11,698	319,238
Gentex Corp.	56,528	1,089,295
Genuine Parts Co.	29,498	1,263,399
#*G-III Apparel Group, Ltd.	9,572	246,958
*Global Traffic Network, Inc.	4,416	24,730
*Golfsmith International Holdings, Inc.	4,658	16,489
*Goodyear Tire & Rubber Co.	62,459	666,438
*Gray Television, Inc.	19,532	50,783
*Gray Television, Inc. Class A	600	1,488
*Great Wolf Resorts, Inc.	11,942	26,511
#*Group 1 Automotive, Inc.	11,900	329,868
Guess?, Inc.	29,700	1,060,290
#*Gymboree Corp.	11,814	511,546
H&R Block, Inc.	53,355	836,606
*Hallwood Group, Inc.	252	8,114
*Hampshire Group, Ltd.	689	3,135
*Hanesbrands, Inc.	22,141	554,632
#Harley-Davidson, Inc.	47,790	1,301,322
*Harman International Industries, Inc.	26,905	818,181
Harte-Hanks, Inc.	32,200	363,216
Hasbro, Inc.	19,210	809,702
*Hastings Entertainment, Inc.	1,400	10,150
Haverty Furniture Cos., Inc.	8,431	102,184
Haverty Furniture Cos., Inc. Class A	540	6,534
*Hawk Corp.	2,765	80,821
*Heelys, Inc.	3,900	10,569
*Helen of Troy, Ltd.	15,300	366,588
#*hhgregg, Inc.	15,600	316,524
*Hibbett Sporting Goods, Inc.	11,530	305,199
Hillenbrand, Inc.	22,500	497,025
*Hollywood Media Corp.	5,128	5,743
Home Depot, Inc.	210,575	6,003,493
Hooker Furniture Corp.	5,900	69,738
Hot Topic, Inc.	22,469	118,861

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Hovnanian Enterprises, Inc.	23,300	$101,821
*HSN, Inc.	22,785	669,879
*Iconix Brand Group, Inc.	36,060	593,548
*Infosonics Corp.	2,000	1,180
#International Game Technology	51,431	783,808
International Speedway Corp.	14,630	378,917
*Interpublic Group of Cos., Inc. (The)	132,349	1,209,670
*Interval Leisure Group, Inc.	22,321	310,485
*iRobot Corp.	9,449	192,382
*Isle of Capri Casinos, Inc.	16,415	137,886
#*ITT Educational Services, Inc.	5,860	473,136
*J. Alexander’s Corp.	1,500	7,058
*J. Crew Group, Inc.	14,423	513,891
J.C. Penney Co., Inc.	88,492	2,179,558
*Jack in the Box, Inc.	21,872	451,219
*Jackson Hewitt Tax Service, Inc.	2,456	2,726
*Jaclyn, Inc.	400	2,244
#*JAKKS Pacific, Inc.	13,900	219,342
*Jamba, Inc.	12,700	25,527
Jarden Corp.	32,967	954,395
*Jo-Ann Stores, Inc.	14,500	607,405
Johnson Controls, Inc.	95,896	2,762,764
*Johnson Outdoors, Inc.	8,183	104,170
Jones Apparel Group, Inc.	42,831	746,973
#*Jos. A. Bank Clothiers, Inc.	7,431	436,051
*Journal Communications, Inc.	19,313	91,930
#*K12, Inc.	12,300	320,415
#KB Home	41,863	476,401
*Kenneth Cole Productions, Inc. Class A	4,700	63,121
*Kid Brands, Inc.	17,997	149,735
*Kirkland’s, Inc.	8,948	150,863
*Knology, Inc.	14,525	164,132
*Kohl’s Corp.	38,970	1,858,479
*Kona Grill, Inc.	1,820	6,516
Koss Corp.	1,267	6,772
*Krispy Kreme Doughnuts, Inc.	26,216	103,291
KSW, Inc.	2,053	6,323
#*K-Swiss, Inc. Class A	14,934	178,461
Lacrosse Footwear, Inc.	3,029	44,466
*Lakeland Industries, Inc.	1,850	16,668
*Lakes Entertainment, Inc.	3,772	9,505
#*Lamar Advertising Co.	31,354	857,532
*Landry’s Restaurants, Inc.	300	7,347
#*Las Vegas Sands Corp.	176,285	4,735,015
*Lazare Kaplan International, Inc.	1,600	1,376
*La-Z-Boy, Inc.	25,710	220,078
*Leapfrog Enterprises, Inc.	15,978	81,168
*Lear Corp.	22,498	1,758,669
*Learning Tree International, Inc.	5,412	62,779
#*Lee Enterprises, Inc.	18,010	52,949
Leggett & Platt, Inc.	72,049	1,501,501
#Lennar Corp. Class A	77,868	1,150,110
*Lennar Corp. Class B Voting	15,776	199,566
*Libbey, Inc.	7,072	88,471
#*Liberty Global, Inc. Class A	50,530	1,478,002
*Liberty Global, Inc. Series C	47,845	1,399,466
*Liberty Media Corp. Capital Series A	53,068	2,475,092
*Liberty Media Corp. Capital Series B	874	40,715
*Liberty Media Corp. Interactive Class A	215,909	2,444,090
*Liberty Media Corp. Interactive Class B	5,303	61,886
*Liberty Media-Starz Corp. Series A	25,166	1,381,362

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Liberty Media-Starz Corp. Series B	224	$12,320
#*Life Time Fitness, Inc.	20,728	753,670
*Lifetime Brands, Inc.	5,733	84,218
Limited Brands, Inc.	77,140	1,977,870
*LIN TV Corp. Class A	10,887	63,689
*Lincoln Educational Services Corp.	12,174	256,750
Lithia Motors, Inc.	11,603	102,106
*Live Nation Entertainment, Inc.	99,122	914,896
#*Liz Claiborne, Inc.	41,746	197,876
*LKQ Corp.	52,172	1,031,962
*LodgeNet Interactive Corp.	8,300	29,880
Lowe’s Cos., Inc.	253,530	5,258,212
*Luby’s, Inc.	12,791	66,513
*Lumber Liquidators Holdings, Inc.	6,500	161,330
*M/I Homes, Inc.	11,300	119,215
Mac-Gray Corp.	6,429	69,626
Macy’s, Inc.	163,931	3,057,313
*Madison Square Garden, Inc.	27,823	535,315
*Maidenform Brands, Inc.	9,401	233,427
Marcus Corp.	10,425	127,185
*Marine Products Corp.	15,490	94,334
*MarineMax, Inc.	10,599	80,552
#Marriott International, Inc. Class A	45,086	1,528,866
#*Martha Stewart Living Omnimedia, Inc.	14,300	72,215
Mattel, Inc.	56,200	1,189,192
Matthews International Corp. Class A	11,980	432,598
*MAXXAM, Inc.	2	1,621
#*McClatchy Co. (The)	28,407	99,424
*McCormick & Schmick’s Seafood Restaurants, Inc.	6,100	48,251
McDonald’s Corp.	135,845	9,472,472
#McGraw-Hill Cos., Inc.	39,323	1,206,823
#MDC Holdings, Inc.	23,000	669,760
*Media General, Inc.	10,600	109,498
*Mediacom Communications Corp.	23,366	171,506
Men’s Wearhouse, Inc. (The)	26,211	510,066
Meredith Corp.	19,900	631,825
*Meritage Homes Corp.	15,200	267,216
*Meritage Hospitality Group, Inc.	299	471
#*MGM Resorts International	165,289	1,795,039
*Midas, Inc.	4,116	36,221
*Modine Manufacturing Co.	22,200	225,330
#*Mohawk Industries, Inc.	26,421	1,292,780
*Monarch Casino & Resort, Inc.	7,582	80,748
Monro Muffler Brake, Inc.	11,922	489,279
*Morgans Hotel Group Co.	11,264	83,466
#*Morningstar, Inc.	19,573	880,981
*Morton’s Restaurant Group, Inc.	6,400	31,296
*Motorcar Parts of America, Inc.	3,700	24,716
*Movado Group, Inc.	9,444	107,284
*MTR Gaming Group, Inc.	4,807	10,383
*Multimedia Games, Inc.	8,600	36,120
*Nathan’s Famous, Inc.	2,300	36,271
National CineMedia, Inc.	17,152	307,707
National Presto Industries, Inc.	2,600	265,174
*Nautilus, Inc.	11,523	22,816
*Navarre Corp.	5,896	14,917
*Netflix, Inc.	12,010	1,231,626
*Nevada Gold & Casinos, Inc.	700	693
*New Frontier Media, Inc.	4,370	7,123
*New York & Co., Inc.	26,215	58,459
*New York Times Co. Class A (The)	72,016	629,420

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#Newell Rubbermaid, Inc.	98,300	$1,523,650
News Corp. Class A	323,547	4,222,288
News Corp. Class B	141,607	2,094,368
#*Nexstar Broadcasting Group, Inc.	5,200	28,080
NIKE, Inc. Class B	48,030	3,536,929
*Nobel Learning Communities, Inc.	2,709	18,990
*Nobility Homes, Inc.	775	6,975
Nordstrom, Inc.	36,809	1,251,506
Nutri/System, Inc.	7,786	152,294
#*NVR, Inc.	1,500	939,750
*O’Charley’s, Inc.	9,782	68,181
*Office Depot, Inc.	124,558	538,091
*OfficeMax, Inc.	34,300	490,147
Omnicom Group, Inc.	38,299	1,427,021
*Orange 21, Inc.	335	251
*Orbitz Worldwide, Inc.	33,907	152,921
#*O’Reilly Automotive, Inc.	28,233	1,391,322
#*Orient-Express Hotels, Ltd.	44,350	404,028
*Orleans Homebuilders, Inc.	3,832	422
*Outdoor Channel Holdings, Inc.	10,106	57,402
#*Overstock.com, Inc.	8,395	165,969
Oxford Industries, Inc.	6,506	145,734
*P & F Industries, Inc. Class A	270	587
#P.F. Chang’s China Bistro, Inc.	9,200	380,880
#*Pacific Sunwear of California, Inc.	29,000	117,160
*Palm Harbor Homes, Inc.	8,401	18,902
*Panera Bread Co.	12,407	970,351
*Papa John’s International, Inc.	10,893	275,920
#*Peet’s Coffee & Tea, Inc.	5,300	215,339
*Penn National Gaming, Inc.	40,184	1,100,640
#*Penske Automotive Group, Inc.	44,500	623,000
Pep Boys - Manny, Moe & Jack (The)	25,833	247,997
*Perry Ellis International, Inc.	6,950	155,610
#PetMed Express, Inc.	5,200	82,940
PetSmart, Inc.	45,387	1,409,266
Phillips-Van Heusen Corp.	24,434	1,267,880
*Phoenix Footwear Group, Inc.	900	351
*Pier 1 Imports, Inc.	47,347	330,956
*Pinnacle Entertainment, Inc.	30,595	331,956
*Playboy Enterprises, Inc. Class A	400	2,178
#*Playboy Enterprises, Inc. Class B	8,610	46,580
*Point.360	1,448	2,375
Polaris Industries, Inc.	18,430	1,100,271
Polo Ralph Lauren Corp.	11,272	890,601
#Pool Corp.	17,779	393,449
*Premier Exhibitions, Inc.	8,500	10,030
#*Pre-Paid Legal Services, Inc.	3,100	152,086
#*Priceline.com, Inc.	6,600	1,481,040
Primedia, Inc.	32,992	99,636
*Princeton Review, Inc.	12,140	30,229
*Pulte Group, Inc.	144,558	1,269,219
*Q.E.P. Co., Inc.	352	4,587
*Quantum Fuel Systems Technologies Worldwide, Inc.	1,310	786
*Quiksilver, Inc.	66,213	295,972
#*Radio One, Inc.	9,117	10,029
#RadioShack Corp.	50,100	1,079,154
*RC2 Corp.	10,455	173,030
*RCN Corp.	11,908	177,906
*Reading International, Inc. Class A	5,859	26,717
*Red Lion Hotels Corp.	8,648	64,428
#*Red Robin Gourmet Burgers, Inc.	7,500	160,050

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Regal Entertainment Group	52,248	$697,511
Regis Corp.	28,441	433,156
#*Rent-A-Center, Inc.	33,312	732,531
#*Rentrak Corp.	3,730	96,570
*Retail Ventures, Inc.	20,800	201,552
*REX American Resources Corp.	7,700	123,585
RG Barry Corp.	8,519	100,950
*Rick’s Cabaret International, Inc.	4,200	32,298
*Rocky Brands, Inc.	1,749	13,940
#Ross Stores, Inc.	21,279	1,120,552
#*Royal Caribbean Cruises, Ltd.	81,113	2,340,921
*Rubio’s Restaurants, Inc.	1,991	17,242
#*Ruby Tuesday, Inc.	32,600	333,172
*Ruth’s Hospitality Group, Inc.	11,686	47,211
Ryland Group, Inc. (The)	24,327	397,017
*Saga Communications, Inc.	1,158	25,939
#*Saks, Inc.	81,541	669,452
*Salem Communications Corp.	6,564	22,383
*Sally Beauty Holdings, Inc.	71,462	676,031
Scholastic Corp.	16,934	428,938
*Scientific Games Corp.	32,321	342,279
Scripps Networks Interactive, Inc.	20,754	884,743
*Sealy Corp.	41,500	113,710
#*Sears Holdings Corp.	44,029	3,126,059
#*Select Comfort Corp.	22,100	172,380
Service Corp. International	129,110	1,100,017
#Sherwin-Williams Co.	18,300	1,265,445
*Shiloh Industries, Inc.	7,000	67,760
*Shoe Carnival, Inc.	6,377	134,236
*Shuffle Master, Inc.	21,476	188,774
*Shutterfly, Inc.	11,301	283,429
*Signet Jewelers, Ltd. ADR	43,310	1,289,339
*Silverleaf Resorts, Inc.	3,086	2,993
*Sinclair Broadcast Group, Inc. Class A	18,566	112,139
*Skechers U.S.A., Inc. Class A	15,655	580,644
Skyline Corp.	4,311	86,565
*Smith & Wesson Holding Corp.	31,791	122,395
Snap-On, Inc.	29,900	1,335,633
Sonesta International Hotels Corp. Class A	347	4,822
#*Sonic Automotive, Inc.	22,770	225,195
*Sonic Corp.	19,031	167,473
Sotheby’s Class A	27,200	737,936
*Spanish Broadcasting System, Inc.	2,100	2,373
Spartan Motors, Inc.	15,475	66,388
*Spectrum Group International, Inc.	385	764
Speedway Motorsports, Inc.	20,629	283,030
*Sport Chalet, Inc. Class A	2,817	6,254
*Sport Chalet, Inc. Class B	238	583
Sport Supply Group, Inc.	5,800	78,532
Stage Stores, Inc.	18,735	206,085
Standard Motor Products, Inc.	9,905	97,069
*Standard Pacific Corp.	50,150	200,600
*Stanley Black & Decker, Inc.	49,792	2,888,932
*Stanley Furniture, Inc.	3,668	14,048
Staples, Inc.	87,619	1,781,294
#Starbucks Corp.	94,425	2,346,461
#Starwood Hotels & Resorts Worldwide, Inc.	26,096	1,264,351
*Stein Mart, Inc.	19,181	148,077
*Steiner Leisure, Ltd.	6,000	255,060
*Steinway Musical Instruments, Inc.	5,514	107,413
*Steven Madden, Ltd.	11,106	429,025

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Stewart Enterprises, Inc.	42,244	$226,850
*Stoneridge, Inc.	9,915	106,190
*Strattec Security Corp.	1,780	37,077
#Strayer Education, Inc.	3,102	742,619
#Sturm Ruger & Co., Inc.	7,700	107,800
Superior Industries International, Inc.	14,600	210,094
*Syms Corp.	2,783	20,789
Systemax, Inc.	18,380	300,697
*Talbots, Inc.	30,293	348,067
*Tandy Brands Accessories, Inc.	1,100	4,070
Tandy Leather Factory, Inc.	870	3,741
Target Corp.	91,758	4,709,021
*Tempur-Pedic International, Inc.	16,906	518,507
#*Tenneco, Inc.	23,000	634,800
#*Texas Roadhouse, Inc.	28,910	389,707
Thor Industries, Inc.	25,687	715,126
Tiffany & Co.	24,000	1,009,680
*Timberland Co. Class A	23,803	419,409
Time Warner Cable, Inc.	62,188	3,555,288
Time Warner, Inc.	200,591	6,310,593
TJX Cos., Inc. (The)	51,691	2,146,210
*Toll Brothers, Inc.	83,838	1,455,428
*Town Sports International Holdings, Inc.	11,470	33,148
#Tractor Supply Co.	14,638	1,017,487
*True Religion Apparel, Inc.	10,300	253,174
*TRW Automotive Holdings Corp.	32,600	1,143,934
*Tuesday Morning Corp.	27,700	120,772
Tupperware Corp.	25,610	1,008,778
*Ulta Salon Cosmetics & Fragrance, Inc.	21,433	541,398
#*Under Armour, Inc. Class A	15,040	564,902
*Unifi, Inc.	28,227	110,650
*Universal Electronics, Inc.	7,376	129,523
*Universal Technical Institute, Inc.	8,800	179,256
#*Urban Outfitters, Inc.	28,000	900,480
*US Auto Parts Network, Inc.	11,388	76,300
V.F. Corp.	25,880	2,053,060
#*Vail Resorts, Inc.	18,372	695,931
*Valassis Communications, Inc.	22,000	760,540
#Value Line, Inc.	1,267	17,611
*Valuevision Media, Inc.	9,428	17,253
*VCG Holding Corp.	300	600
#Viacom, Inc. Class A	6,310	235,931
Viacom, Inc. Class B	68,449	2,261,555
#*Volcom, Inc.	10,600	172,462
*WABCO Holdings, Inc.	26,099	1,009,509
Walt Disney Co. (The)	347,441	11,705,287
*Warnaco Group, Inc.	24,230	1,012,087
*Warner Music Group Corp.	28,039	131,503
Washington Post Co.	2,942	1,237,082
#Weight Watchers International, Inc.	29,859	817,838
*Wells-Gardner Electronics Corp.	1,041	2,186
Wendy’s/Arby’s Group, Inc.	224,167	977,368
*West Marine, Inc.	11,308	117,377
*Wet Seal, Inc. (The)	51,525	174,154
Weyco Group, Inc.	3,295	83,364
#Whirlpool Corp.	26,600	2,215,780
Wiley (John) & Sons, Inc. Class A	20,457	805,597
Wiley (John) & Sons, Inc. Class B	3,163	124,875
*Williams Controls, Inc.	1,101	8,797
Williams-Sonoma, Inc.	49,578	1,324,228
Winmark Corp.	756	25,288

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Winnebago Industries, Inc.	12,726	$132,987
*WMS Industries, Inc.	23,300	897,283
#Wolverine World Wide, Inc.	19,788	565,739
World Wrestling Entertainment, Inc.	10,400	166,816
Wyndham Worldwide Corp.	77,920	1,989,298
Wynn Resorts, Ltd.	19,029	1,668,463
Yum! Brands, Inc.	58,814	2,429,018
*Zale Corp.	4,900	8,624
*Zumiez, Inc.	17,356	317,615

Total Consumer Discretionary		338,460,865

Consumer Staples — (7.4%)
Alberto-Culver Co.	37,820	1,106,991
Alico, Inc.	3,014	73,421
*Alliance One International, Inc.	48,200	181,714
Altria Group, Inc.	245,935	5,449,920
Andersons, Inc. (The)	9,240	317,579
Archer-Daniels-Midland Co.	114,000	3,119,040
Arden Group, Inc. Class A	565	52,229
Avon Products, Inc.	53,416	1,662,840
B&G Foods, Inc.	23,100	264,957
*BJ’s Wholesale Club, Inc.	28,157	1,282,551
*Boston Beer Co., Inc. Class A	3,797	263,360
Bridgford Foods Corp.	2,501	36,440
Brown-Forman Corp. Class A	4,073	261,120
#Brown-Forman Corp. Class B	15,644	988,857
#Bunge, Ltd.	51,156	2,539,895
*Cagle’s, Inc. Class A	500	3,765
#Calavo Growers, Inc.	5,873	124,038
#Cal-Maine Foods, Inc.	9,773	308,729
#Campbell Soup Co.	42,949	1,541,869
Casey’s General Stores, Inc.	25,861	989,183
CCA Industries, Inc.	3,400	17,850
*Central European Distribution Corp.	33,855	882,600
*Central Garden & Pet Co.	11,250	117,112
*Central Garden & Pet Co. Class A	22,990	232,429
#*Chiquita Brands International, Inc.	36,000	528,480
Church & Dwight Co., Inc.	15,059	997,960
Clorox Co.	19,687	1,277,293
Coca-Cola Bottling Co.	2,842	146,647
#Coca-Cola Co. (The)	278,900	15,370,179
Coca-Cola Enterprises, Inc.	98,095	2,815,326
*Coffee Holding Co., Inc.	300	1,458
Colgate-Palmolive Co.	60,009	4,739,511
ConAgra, Inc.	72,713	1,707,301
*Constellation Brands, Inc. Class A	71,930	1,227,126
*Constellation Brands, Inc. Class B	2,943	50,031
Corn Products International, Inc.	39,480	1,316,263
Costco Wholesale Corp.	55,613	3,153,813
*Craft Brewers Alliance, Inc.	5,742	27,504
CVS Caremark Corp.	263,150	8,076,074
*Darling International, Inc.	32,860	268,138
*Dean Foods Co.	40,130	459,890
Del Monte Foods Co.	103,415	1,435,400
#Diamond Foods, Inc.	9,871	439,654
*Dole Food Co., Inc.	2,605	28,499
Dr Pepper Snapple Group, Inc.	78,971	2,965,361
*Elizabeth Arden, Inc.	16,320	253,450
*Energizer Holdings, Inc.	26,402	1,624,251
Estee Lauder Cos., Inc.	18,100	1,126,725
Farmer Brothers Co.	7,211	121,722

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
#Flowers Foods, Inc.	37,150	$900,144
*Fresh Del Monte Produce, Inc.	31,323	652,771
General Mills, Inc.	87,480	2,991,816
Golden Enterprises, Inc.	1,623	5,275
#*Great Atlantic & Pacific Tea Co.	21,355	73,888
#*Green Mountain Coffee, Inc.	44,550	1,371,694
Griffin Land & Nurseries, Inc. Class A	2,046	61,687
#H.J. Heinz Co.	40,266	1,791,032
#*Hain Celestial Group, Inc.	21,098	444,324
*Hansen Natural Corp.	14,591	611,217
*Harbinger Group, Inc.	4,059	25,978
*Heckmann Corp.	54,463	246,717
Herbalife, Ltd.	12,096	600,445
Hershey Co. (The)	21,578	1,014,166
Hormel Foods Corp.	31,349	1,345,499
*HQ Sustainable Maritime Industries, Inc.	4,481	19,044
*IGI Labratories, Inc.	921	1,156
#Imperial Sugar Co.	6,013	72,156
Ingles Markets, Inc.	7,111	115,625
Inter Parfums, Inc.	13,916	242,834
J & J Snack Foods Corp.	7,114	296,725
J.M. Smucker Co.	45,394	2,788,553
*John B. Sanfilippo & Son, Inc.	3,524	49,477
Kellogg Co.	48,202	2,412,510
Kimberly-Clark Corp.	52,398	3,359,760
Kraft Foods, Inc.	309,304	9,034,770
Kroger Co. (The)	81,311	1,722,167
#Lancaster Colony Corp.	11,310	587,215
Lance, Inc.	11,856	250,517
#*Lifeway Foods, Inc.	2,500	26,200
Lorillard, Inc.	19,115	1,457,328
*Mannatech, Inc.	10,355	28,166
McCormick & Co., Inc. (579780107)	1,426	55,828
McCormick & Co., Inc. (579780206)	19,443	764,693
Mead Johnson Nutrition Co.	25,843	1,373,297
*Medifast, Inc.	4,251	128,550
*MGP Ingredients, Inc.	6,791	51,476
Molson Coors Brewing Co.	61,013	2,746,195
Molson Coors Brewing Co. Class A	400	17,402
#Nash-Finch Co.	6,081	239,105
National Beverage Corp.	17,480	248,566
*Natural Alternatives International, Inc.	2,094	15,223
*Nature’s Sunshine Products, Inc.	200	1,640
Nu Skin Enterprises, Inc. Class A	25,209	717,952
*Nutraceutical International Corp.	4,721	74,356
Oil-Dri Corp. of America	3,323	72,707
*Omega Protein Corp.	7,142	37,138
*Orchids Paper Products Co.	1,551	22,412
*Overhill Farms, Inc.	6,166	32,063
*Pantry, Inc.	11,500	207,000
*Parlux Fragrances, Inc.	10,321	23,429
*PC Group, Inc.	1,040	192
PepsiCo, Inc.	204,747	13,290,128
Philip Morris International, Inc.	227,096	11,590,980
*Physicians Formula Holdings, Inc.	4,966	17,505
*Pilgrim’s Pride Corp.	11,600	79,460
*Prestige Brands Holdings, Inc.	26,300	216,186
PriceSmart, Inc.	11,883	332,724
Procter & Gamble Co. (The)	364,887	22,316,489
*Ralcorp Holdings, Inc.	26,988	1,576,099
*Reddy Ice Holdings, Inc.	6,400	22,400

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Reliv’ International, Inc.	2,740	$6,357
*Revlon, Inc.	18,943	237,545
Reynolds American, Inc.	35,399	2,046,770
*Rite Aid Corp.	17,800	17,604
Rocky Mountain Chocolate Factory, Inc.	3,763	35,673
#Ruddick Corp.	23,810	844,064
Safeway, Inc.	145,998	2,998,799
Sanderson Farms, Inc.	9,704	453,662
#Sara Lee Corp.	99,418	1,470,392
Schiff Nutrition International, Inc.	6,140	49,427
*Seneca Foods Corp.	3,881	118,681
*Seneca Foods Corp. Class B	519	16,094
*Smart Balance, Inc.	39,831	152,154
*Smithfield Foods, Inc.	84,125	1,198,781
Spartan Stores, Inc.	10,962	157,414
*Spectrum Brands Holdings, Inc.	1,688	48,952
#*Star Scientific, Inc.	7,700	16,478
SUPERVALU, Inc.	105,556	1,190,672
*Susser Holdings Corp.	6,624	79,554
#Sysco Corp.	76,140	2,358,056
Tasty Baking Co.	6,492	43,042
*Tofutti Brands, Inc.	456	1,459
Tootsie Roll Industries, Inc.	14,387	362,984
#*TreeHouse Foods, Inc.	17,535	836,244
Tyson Foods, Inc. Class A	116,687	2,043,189
*United Natural Foods, Inc.	17,475	589,432
United-Guardian, Inc.	1,222	13,741
#Universal Corp.	12,420	550,827
*USANA Health Sciences, Inc.	4,467	187,167
Vector Group, Ltd.	17,177	325,504
Village Super Market, Inc.	1,464	40,026
Walgreen Co.	114,970	3,282,394
#Wal-Mart Stores, Inc.	456,610	23,373,866
WD-40 Co.	6,500	236,340
Weis Markets, Inc.	13,889	497,921
#*Whole Foods Market, Inc.	47,900	1,818,763
*Winn-Dixie Stores, Inc.	28,753	282,067

Total Consumer Staples		210,830,691

Energy — (8.0%)
#*Abraxas Petroleum Corp.	3,201	9,443
Adams Resources & Energy, Inc.	1,578	33,138
#*Allis-Chalmers Energy, Inc.	32,700	85,347
#Alon USA Energy, Inc.	24,400	168,116
*Alpha Natural Resources, Inc.	43,933	1,683,952
#*American Oil & Gas, Inc.	17,592	128,773
Anadarko Petroleum Corp.	84,667	4,162,230
Apache Corp.	58,756	5,615,898
*Approach Resources, Inc.	10,225	68,916
Arch Coal, Inc.	61,596	1,459,209
*Atlas Energy, Inc.	31,092	920,012
#*ATP Oil & Gas Corp.	24,599	259,765
*Atwood Oceanics, Inc.	32,125	873,800
#Baker Hughes, Inc.	92,642	4,471,829
*Barnwell Industries, Inc.	1,570	4,474
*Basic Energy Services, Inc.	18,705	175,266
#Berry Petroleum Corp. Class A	25,828	770,191
*Bill Barrett Corp.	23,248	822,514
#*BioFuel Energy Corp.	3,800	5,814
*Bolt Technology Corp.	3,290	31,123
*Boots & Coots, Inc.	25,999	77,477

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
#*BPZ Resources, Inc.	44,995	$203,827
*Brigham Exploration Co.	23,745	409,839
*Bristow Group, Inc.	17,300	578,339
*Bronco Drilling Co., Inc.	11,400	43,320
#Cabot Oil & Gas Corp.	38,100	1,160,907
*Cal Dive International, Inc.	45,547	269,638
*Callon Petroleum Co.	10,300	59,431
*Cameron International Corp.	31,973	1,265,811
CARBO Ceramics, Inc.	9,200	737,840
*Carrizo Oil & Gas, Inc.	11,400	223,554
#*Cheniere Energy, Inc.	19,519	55,824
Chesapeake Energy Corp.	108,143	2,274,247
Chevron Corp.	352,404	26,856,709
Cimarex Energy Co.	37,740	2,599,154
*Clayton Williams Energy, Inc.	5,921	263,544
#*Clean Energy Fuels Corp.	528	9,969
*Complete Production Services, Inc.	37,500	721,875
*Comstock Resources, Inc.	23,457	593,697
#*Concho Resources, Inc.	30,896	1,853,142
ConocoPhillips	255,238	14,094,242
Consol Energy, Inc.	35,068	1,314,349
*Contango Oil & Gas Co.	7,630	334,499
*Continental Resources, Inc.	27,302	1,243,060
*CREDO Petroleum Corp.	4,696	35,971
*Crosstex Energy, Inc.	34,800	269,352
*CVR Energy, Inc.	44,320	358,992
*Dawson Geophysical Co.	3,474	80,979
Delek US Holdings, Inc.	23,039	172,792
#*Delta Petroleum Corp.	15,781	12,862
#*Denbury Resources, Inc.	150,072	2,377,140
Devon Energy Corp.	79,623	4,975,641
DHT Holdings, Inc.	8,999	37,796
#Diamond Offshore Drilling, Inc.	16,800	999,432
*Double Eagle Petroleum Co.	3,662	15,564
*Dresser-Rand Group, Inc.	33,429	1,243,893
*Dril-Quip, Inc.	15,908	831,670
El Paso Corp.	116,545	1,435,834
#*Endeavour International Corp.	10,100	12,423
*Energy Partners, Ltd.	19,323	247,141
*ENGlobal Corp.	9,636	21,488
EOG Resources, Inc.	40,129	3,912,578
*Evolution Petroleum Corp.	9,772	55,212
EXCO Resources, Inc.	35,979	522,055
*Exterran Holdings, Inc.	32,202	858,827
Exxon Mobil Corp.	533,604	31,845,487
#*FMC Technologies, Inc.	19,869	1,257,310
*Forest Oil Corp.	44,056	1,259,561
Frontier Oil Corp.	53,600	658,744
*FX Energy, Inc.	12,372	43,549
#*Gasco Energy, Inc.	1,500	522
General Maritime Corp.	28,025	156,660
*Geokinetics, Inc.	4,248	18,734
*GeoMet, Inc.	4,840	4,888
*GeoResources, Inc.	10,200	151,266
*Global Industries, Ltd.	48,300	228,942
#*GMX Resources, Inc.	3,271	20,247
#*Goodrich Petroleum Corp.	12,313	153,174
*Gran Tierra Energy, Inc.	59,933	334,426
*Green Plains Renewable Energy, Inc.	15,092	139,752
Gulf Island Fabrication, Inc.	7,029	126,241
*Gulfmark Offshore, Inc.	12,576	370,237

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Gulfport Energy Corp.	16,013	$209,130
Halliburton Co.	109,508	3,272,099
*Harvest Natural Resources, Inc.	26,700	221,610
*Helix Energy Solutions Group, Inc.	52,066	488,900
#Helmerich & Payne, Inc.	39,600	1,604,988
*Hercules Offshore, Inc.	44,596	113,274
Hess Corp.	55,891	2,995,199
*HKN, Inc.	3,600	11,052
#Holly Corp.	21,561	576,326
*Hornbeck Offshore Services, Inc.	11,400	191,862
#Houston American Energy Corp.	7,718	82,814
*International Coal Group, Inc.	93,474	420,633
*ION Geophysical Corp.	52,803	231,805
*James River Coal Co.	11,161	195,429
*Key Energy Services, Inc.	62,600	604,716
#*Kodiak Oil & Gas Corp.	8,600	28,810
*L&L Energy, Inc.	6,596	74,865
Lufkin Industries, Inc.	12,820	527,030
*Magnum Hunter Resources Corp.	10,100	46,056
Marathon Oil Corp.	121,711	4,071,233
#*Mariner Energy, Inc.	48,598	1,161,006
Massey Energy Co.	36,387	1,112,714
*Matrix Service Co.	13,691	132,666
*McMoran Exploration Co.	8,186	85,216
#*Mexco Energy Corp.	311	2,099
*Mitcham Industries, Inc.	4,796	35,251
Murphy Oil Corp.	33,950	1,858,762
*Nabors Industries, Ltd.	104,583	1,925,373
National-Oilwell, Inc.	71,103	2,784,393
*Natural Gas Services Group, Inc.	5,900	97,645
*New Concept Energy, Inc.	139	391
*Newfield Exploration Co.	39,479	2,110,547
*Newpark Resources, Inc.	44,305	353,997
Noble Energy, Inc.	30,750	2,062,095
#*Northern Oil & Gas, Inc.	13,430	197,152
Occidental Petroleum Corp.	93,534	7,289,105
*Oceaneering International, Inc.	15,258	754,966
*Oil States International, Inc.	24,962	1,146,754
*OMNI Energy Services Corp.	4,140	11,137
#Overseas Shipholding Group, Inc.	14,858	582,879
*OYO Geospace Corp.	2,381	127,431
Panhandle Oil & Gas, Inc.	3,684	110,115
*Parker Drilling Co.	55,558	232,232
#*Patriot Coal Corp.	44,060	531,364
Patterson-UTI Energy, Inc.	75,706	1,243,850
Peabody Energy Corp.	32,830	1,482,274
Penn Virginia Corp.	21,875	415,625
*Petrohawk Energy Corp.	87,950	1,386,972
*Petroleum Development Corp.	12,000	349,680
#*PetroQuest Energy, Inc.	28,777	191,079
*PHI, Inc. Non-Voting	5,880	93,433
*PHI, Inc. Voting	365	6,165
*Pioneer Drilling Co.	24,900	164,838
#Pioneer Natural Resources Co.	44,007	2,548,885
*Plains Exploration & Production Co.	51,010	1,150,276
*PostRock Energy Corp.	304	1,508
*Pride International, Inc.	64,368	1,531,315
*QEP Resources, Inc.	64,160	2,208,387
*Quicksilver Resources, Inc.	68,972	868,357
#Range Resources Corp.	32,765	1,216,237
#*Rex Energy Corp.	16,512	175,027

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Rosetta Resources, Inc.	23,044	$508,581
*Rowan Cos., Inc.	57,919	1,463,034
#*Royale Energy, Inc.	400	836
RPC, Inc.	42,459	708,216
*SandRidge Energy, Inc.	137,323	810,206
#Schlumberger, Ltd.	144,689	8,632,146
*SEACOR Holdings, Inc.	11,400	944,148
*Seahawk Drilling, Inc.	4,085	40,564
SM Energy Co.	29,920	1,239,286
Smith International, Inc.	85,703	3,554,960
Southern Union Co.	50,400	1,137,528
*Southwestern Energy Co.	37,882	1,380,799
Spectra Energy Corp.	82,100	1,706,859
*Stone Energy Corp.	23,352	274,620
*SulphCo, Inc.	481	116
Sunoco, Inc.	54,792	1,954,431
*Superior Energy Services, Inc.	38,000	866,020
#*Superior Well Services, Inc.	14,800	274,836
*Swift Energy Corp.	18,835	488,392
*Syntroleum Corp.	1,100	2,123
*T-3 Energy Services, Inc.	6,600	167,376
Teekay Corp.	37,864	1,045,804
Tesoro Petroleum Corp.	72,237	932,580
*Tetra Technologies, Inc.	36,330	378,559
*TGC Industries, Inc.	7,175	24,395
Tidewater, Inc.	26,925	1,103,386
*Toreador Resources Corp.	7,438	54,818
#*Trico Marine Services, Inc.	6,577	5,130
*Tri-Valley Corp.	3,594	3,271
*Union Drilling, Inc.	11,528	68,361
*Unit Corp.	23,700	969,330
*Uranium Energy Corp.	6,700	18,559
#*Uranium Resources, Inc.	6,850	3,562
#*USEC, Inc.	56,759	313,877
VAALCO Energy, Inc.	27,378	163,447
Valero Energy Corp.	100,281	1,703,774
#*Venoco, Inc.	21,405	402,842
#*Verenium Corp.	166	413
#*Voyager Oil & Gas, Inc.	1,806	6,682
W&T Offshore, Inc.	28,870	265,893
*Warren Resources, Inc.	33,400	104,876
#*Western Refining, Inc.	43,536	230,741
*Westmoreland Coal Co.	3,366	28,611
*Whiting Petroleum Corp.	19,322	1,700,529
*Willbros Group, Inc.	18,770	171,746
Williams Cos., Inc. (The)	72,895	1,414,892
#World Fuel Services Corp.	23,254	605,767

Total Energy		227,825,437

Financials — (15.0%)
*1st Constitution Bancorp	1,072	8,469
1st Source Corp.	13,107	241,038
*1st United Bancorp, Inc.	4,475	33,294
21st Century Holding Co.	2,688	10,268
Abington Bancorp, Inc.	12,718	121,330
Access National Corp.	3,155	18,678
Advance America Cash Advance Centers, Inc.	29,220	115,127
*Advanta Corp. Class A	2,785	14
*Affiliated Managers Group, Inc.	17,874	1,266,015
*Affirmative Insurance Holdings, Inc.	4,752	18,580
Aflac, Inc.	57,518	2,829,310

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Allegheny Corp.	4,423	$1,327,873
Alliance Bancorp, Inc. of Pennsylvania	167	1,394
Alliance Financial Corp.	1,005	29,989
Allied World Assurance Co. Holdings, Ltd.	24,784	1,234,739
Allstate Corp. (The)	94,404	2,665,969
Alterra Capital Holdings, Ltd.	27,241	527,113
*Altisource Portfolio Solutions SA	9,913	281,232
*Amcore Financial, Inc.	4,080	49
Ameriana Bancorp	456	1,870
*American Capital, Ltd.	172,064	893,012
American Equity Investment Life Holding Co.	28,423	306,968
American Express Co.	145,973	6,516,235
American Financial Group, Inc.	60,576	1,785,175
*American Independence Corp.	1,861	9,305
American National Bankshares, Inc.	2,256	49,858
American National Insurance Co.	13,017	1,018,971
American Physicians Capital, Inc.	4,893	200,368
*American River Bankshares	2,192	15,629
*American Safety Insurance Holdings, Ltd.	5,121	84,496
#*American Spectrum Realty, Inc.	642	7,710
*AmeriCredit Corp.	50,226	1,210,949
Ameriprise Financial, Inc.	63,572	2,694,817
*Ameris Bancorp	11,524	113,396
*AMERISAFE, Inc.	9,600	172,416
*AmeriServe Financial, Inc.	6,944	13,124
AmTrust Financial Services, Inc.	29,564	379,306
#*Ante5, Inc.	1,806	461
AON Corp.	38,610	1,454,439
#*Arch Capital Group, Ltd.	20,938	1,638,608
Argo Group International Holdings, Ltd.	16,839	524,366
Arrow Financial Corp.	5,123	129,202
Aspen Insurance Holdings, Ltd.	43,033	1,176,953
*Asset Acceptance Capital Corp.	14,775	66,340
Associated Banc-Corp.	92,698	1,259,766
Assurant, Inc.	42,498	1,584,750
Assured Guaranty, Ltd.	68,188	1,070,552
Asta Funding, Inc.	4,816	43,585
#Astoria Financial Corp.	49,020	649,025
*Atlantic American Corp.	2,737	3,627
*Atlantic Coast Federal Corp.	1,971	4,159
Auburn National Bancorporation, Inc.	110	2,040
*Avatar Holdings, Inc.	5,334	106,733
Axis Capital Holdings, Ltd.	53,043	1,653,350
*B of I Holding, Inc.	4,419	69,025
Baldwin & Lyons, Inc.	442	9,952
Baldwin & Lyons, Inc. Class B	4,385	97,961
BancFirst Corp.	9,839	405,170
Bancorp Rhode Island, Inc.	1,531	44,690
*Bancorp, Inc.	13,669	103,201
#BancorpSouth, Inc.	38,534	564,908
*BancTrust Financial Group, Inc.	8,405	25,887
Bank Mutual Corp.	25,820	151,822
Bank of America Corp.	1,763,982	24,766,307
Bank of Commerce Holdings	2,256	9,814
*Bank of Granite Corp.	3,076	3,138
#Bank of Hawaii Corp.	19,150	953,862
Bank of Kentucky Financial Corp.	400	7,416
Bank of New York Mellon Corp. (The)	216,566	5,429,310
#Bank of the Ozarks, Inc.	7,800	292,110
*BankAtlantic Bancorp, Inc.	637	1,026
BankFinancial Corp.	10,671	94,758

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Banner Corp.	8,438	$19,829
Bar Harbor Bankshares	1,075	28,810
BB&T Corp.	122,778	3,048,578
BCB Bancorp, Inc.	1,751	14,533
*BCSB Bancorp, Inc.	552	5,244
*Beach First National Bancshares, Inc.	1,100	—
Beacon Federal Bancorp, Inc.	2,000	18,450
*Beneficial Mutual Bancorp, Inc.	40,040	404,004
*Berkshire Bancorp, Inc.	1,000	4,810
#*Berkshire Hathaway, Inc.	81,299	6,351,078
Berkshire Hills Bancorp, Inc.	6,932	139,957
BGC Partners, Inc. Class A	12,700	68,834
BlackRock, Inc.	7,870	1,239,446
*BNCCORP, Inc.	409	920
BOK Financial Corp.	25,762	1,254,867
Boston Private Financial Holdings, Inc.	40,388	266,965
Bridge Bancorp, Inc.	803	20,974
*Bridge Capital Holdings	1,427	13,271
Brookline Bancorp, Inc.	33,717	326,381
Brooklyn Federal Bancorp, Inc.	2,293	9,562
#Brown & Brown, Inc.	57,356	1,148,267
*Brunswick Bancorp	40	279
Bryn Mawr Bank Corp.	3,209	59,687
C&F Financial Corp.	721	14,060
*Cadence Financial Corp.	2,507	3,961
Calamos Asset Management, Inc.	9,525	99,060
California First National Bancorp	2,174	28,892
#*Camco Financial Corp.	900	1,890
Camden National Corp.	3,471	108,469
*Cape Bancorp, Inc.	3,633	27,465
Capital Bank Corp.	2,288	5,720
Capital City Bank Group, Inc.	7,769	107,445
Capital One Financial Corp.	75,796	3,208,445
Capital Properties, Inc.	300	2,265
•Capital Properties, Inc. Class B	300	—
Capital Southwest Corp.	1,761	156,412
CapitalSource, Inc.	163,482	879,533
#*Capitol Bancorp, Ltd.	7,518	10,300
#Capitol Federal Financial	29,974	942,083
Cardinal Financial Corp.	13,958	142,651
*Cardtronics, Inc.	13,993	181,209
*Carolina Bank Holdings, Inc.	900	3,015
Carrollton Bancorp	331	1,786
Carver Bancorp, Inc.	200	1,300
#Cash America International, Inc.	14,700	492,450
Cathay General Bancorp	39,752	467,484
*CB Richard Ellis Group, Inc.	53,014	901,238
Center Bancorp, Inc.	6,250	45,875
*Center Financial Corp.	18,955	97,997
CenterState Banks of Florida, Inc.	12,576	110,920
Central Bancorp, Inc.	62	806
*Central Jersey Bancorp	1,319	9,655
#*Central Pacific Financial Corp.	8,504	14,117
Central Virginia Bankshares, Inc.	647	996
*Centrue Financial Corp.	1,244	1,729
Century Bancorp, Inc. Class A	599	12,867
CFS Bancorp, Inc.	1,100	5,258
Charles Schwab Corp. (The)	140,897	2,083,867
Charter Financial Corp.	1,425	14,749
#Chemical Financial Corp.	13,004	291,940
*Chicopee Bancorp, Inc.	3,096	35,232

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Chubb Corp.	59,777	$3,146,064
Cincinnati Financial Corp.	61,285	1,688,402
*CIT Group, Inc.	29,886	1,086,655
*Citigroup, Inc.	3,557,591	14,586,123
Citizens Community Bancorp, Inc.	1,300	4,979
*Citizens First Bancorp, Inc.	1,040	31
#Citizens Holding Co.	715	13,063
*Citizens Republic Bancorp, Inc.	2,800	2,532
Citizens South Banking Corp.	2,141	12,011
*Citizens, Inc.	23,647	157,962
#City Holding Co.	7,598	223,761
#City National Corp.	25,860	1,465,486
CKX Lands, Inc.	485	5,454
Clifton Savings Bancorp, Inc.	13,191	118,455
CME Group, Inc.	11,367	3,169,120
#*CNA Financial Corp.	102,221	2,868,321
*CNA Surety Corp.	28,827	497,266
CNB Financial Corp.	1,300	15,691
*CNO Financial Group, Inc.	133,080	714,640
CoBiz Financial, Inc.	18,283	115,366
Codorus Valley Bancorp, Inc.	829	6,906
Cohen & Steers, Inc.	16,450	366,835
*Colonial Financial Services, Inc.	544	5,386
#*Colony Bankcorp, Inc.	1,153	6,860
Columbia Banking System, Inc.	14,300	261,404
Comerica, Inc.	67,614	2,593,673
Comm Bancorp, Inc.	300	6,900
Commerce Bancshares, Inc.	41,584	1,628,014
Commercial National Financial Corp.	675	10,969
#*Commonwealth Bankshares, Inc.	1,891	2,969
#Community Bank System, Inc.	18,721	463,345
*Community Bankers Trust Corp.	2,083	3,812
*Community Capital Corp.	774	2,763
*Community Central Bank Corp.	463	581
Community Trust Bancorp, Inc.	7,219	198,378
*Community West Bancshares	983	2,595
*CompuCredit Holdings Corp.	21,063	106,789
Consolidated-Tokoma Land Co.	2,606	75,079
*Consumer Portfolio Services, Inc.	2,900	2,523
*Cowen Group, Inc.	5,200	21,632
*Crawford & Co. Class A	4,758	11,181
*Crawford & Co. Class B	5,480	18,687
#*Credit Acceptance Corp.	10,509	588,294
*Crescent Financial Corp.	2,580	7,095
Cullen Frost Bankers, Inc.	29,278	1,616,438
#CVB Financial Corp.	52,388	533,310
Danvers Bancorp, Inc.	10,306	169,018
#*Dearborn Bancorp, Inc.	1,024	1,679
Delphi Financial Group, Inc. Class A	24,041	623,864
Diamond Hill Investment Group, Inc.	877	50,962
Dime Community Bancshares, Inc.	16,800	220,080
Discover Financial Services	206,677	3,155,958
*Dollar Financial Corp.	11,182	219,279
Donegal Group, Inc. Class A	11,025	129,654
Donegal Group, Inc. Class B	2,067	32,938
#*Doral Financial Corp.	17,534	43,134
Duff & Phelps Corp.	9,130	98,969
*E*Trade Financial Corp.	7,576	110,837
East West Bancorp, Inc.	57,009	888,770
Eastern Insurance Holdings, Inc.	3,852	44,221
Eastern Virginia Bankshares, Inc.	721	2,870

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Eaton Vance Corp.	19,001	$569,270
ECB Bancorp, Inc.	815	11,801
#*eHealth, Inc.	9,639	106,993
EMC Insurance Group, Inc.	6,077	135,882
Employers Holdings, Inc.	21,591	335,524
*Encore Bancshares, Inc.	4,387	41,062
*Encore Capital Group, Inc.	11,400	250,800
Endurance Specialty Holdings, Ltd.	30,299	1,169,238
*Enstar Group, Ltd.	6,535	475,291
Enterprise Bancorp, Inc.	2,503	27,908
Enterprise Financial Services Corp.	5,732	58,696
Epoch Holding Corp.	4,950	61,628
Erie Indemnity Co.	20,356	998,055
ESB Financial Corp.	4,903	69,279
ESSA Bancorp, Inc.	8,421	107,115
Evans Bancorp, Inc.	923	11,999
Evercore Partners, Inc. Class A	3,967	93,145
Everest Re Group, Ltd.	22,900	1,777,498
*EzCorp, Inc.	18,522	368,588
#F.N.B. Corp.	57,206	490,255
Farmers Capital Bank Corp.	1,757	9,119
FBL Financial Group, Inc. Class A	14,781	335,381
Federal Agricultural Mortgage Corp.	5,758	86,025
Federal Agricultural Mortgage Corp. Class A	110	1,320
#Federated Investors, Inc.	34,150	724,663
Fidelity Bancorp, Inc.	209	1,106
Fidelity National Financial, Inc.	112,168	1,656,721
*Fidelity Southern Corp.	2,472	16,119
Fifth Third Bancorp	272,954	3,469,245
Financial Institutions, Inc.	4,878	92,536
*First Acceptance Corp.	9,100	15,652
First Advantage Bancorp	973	10,275
First American Financial Corp.	44,643	658,484
First Bancorp	8,931	149,058
First Bancorp of Indiana, Inc.	96	855
First Bancorp, Inc.	2,550	35,700
*First Bancshares, Inc.	200	1,683
First Busey Corp.	35,224	161,678
#First Business Financial Services, Inc.	893	8,439
*First California Financial Group, Inc.	117	328
*First Cash Financial Services, Inc.	11,629	278,863
First Citizens BancShares, Inc.	5,607	1,059,779
First Commonwealth Financial Corp.	41,402	219,431
First Community Bancshares, Inc.	9,415	138,495
First Defiance Financial Corp.	3,139	31,327
First Federal Bancshares of Arkansas, Inc.	2,803	5,186
*First Federal of Northern Michigan Bancorp, Inc.	200	452
First Financial Bancorp	32,810	521,679
First Financial Bankshares, Inc.	8,405	412,013
First Financial Corp.	6,256	177,483
First Financial Holdings, Inc.	7,838	98,602
First Financial Northwest, Inc.	8,555	39,011
First Financial Service Corp.	917	6,098
*First Franklin Corp.	197	1,472
#*First Horizon National Corp.	114,131	1,309,083
#First M&F Corp.	1,977	7,809
*First Marblehead Corp. (The)	47,504	127,786
*First Mariner Bancorp, Inc.	200	172
First Merchants Corp.	11,199	97,207
First Mercury Financial Corp.	9,000	103,140
First Midwest Bancorp, Inc.	37,454	471,171

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*First National Bancshares, Inc.	300	$9
First Niagara Financial Group, Inc.	105,901	1,420,132
First Pactrust Bancorp, Inc.	823	7,917
First Place Financial Corp.	9,209	33,429
*First Regional Bancorp	2,891	58
First Security Group, Inc.	3,965	7,732
First South Bancorp, Inc.	4,111	48,674
#*First State Bancorporation	4,600	713
First United Corp.	1,938	7,636
First West Virginia Bancorp, Inc.	247	3,584
Firstbank Corp.	1,139	5,582
*FirstCity Financial Corp.	2,702	19,590
FirstMerit Corp.	47,005	926,469
*Flagstar Bancorp, Inc.	1,940	6,227
Flagstone Reinsurance Holdings SA	39,268	433,519
Flushing Financial Corp.	15,749	196,390
#*FNB United Corp.	1,515	758
#*Forest City Enterprises, Inc. Class A	68,395	868,616
*Forest City Enterprises, Inc. Class B	4,615	59,303
*Forestar Group, Inc.	17,440	280,958
*Fox Chase Bancorp, Inc.	6,621	64,025
*FPIC Insurance Group, Inc.	7,488	221,270
Franklin Resources, Inc.	28,019	2,818,151
#Fulton Financial Corp.	100,496	915,519
*GAINSCO, Inc.	513	3,850
Gallagher (Arthur J.) & Co.	42,221	1,073,258
GAMCO Investors, Inc.	2,574	103,578
*Genworth Financial, Inc.	183,800	2,496,004
German American Bancorp, Inc.	5,957	99,780
GFI Group, Inc.	65,900	388,151
Glacier Bancorp, Inc.	36,653	585,715
*Gleacher & Co., Inc.	27,427	54,854
*Global Indemnity P.L.C.	8,645	131,577
Goldman Sachs Group, Inc. (The)	86,215	13,002,946
Great Southern Bancorp, Inc.	6,343	139,102
*Greene Bancshares, Inc.	5,781	57,983
#Greenhill & Co., Inc.	6,421	436,949
*Greenlight Capital Re, Ltd.	15,227	392,704
*Grubb & Ellis Co.	8,047	9,656
GS Financial Corp.	400	4,560
*Guaranty Bancorp	15,774	17,509
*Guaranty Federal Bancshares, Inc.	909	5,481
*Hallmark Financial Services, Inc.	8,889	90,134
Hampden Bancorp, Inc.	343	3,416
#*Hampton Roads Bankshares, Inc.	200	220
Hancock Holding Co.	19,556	596,654
*Hanmi Financial Corp.	20,404	28,770
Hanover Insurance Group, Inc.	26,743	1,172,146
Harleysville Group, Inc.	13,380	421,202
Harleysville Savings Financial Corp.	1,322	20,465
*Harrington West Financial Group, Inc.	979	538
*Harris & Harris Group, Inc.	15,200	61,864
Hartford Financial Services Group, Inc.	100,135	2,344,160
Hawthorn Bancshares, Inc.	693	8,524
HCC Insurance Holdings, Inc.	58,825	1,536,509
Heartland Financial USA, Inc.	8,140	143,752
*Heritage Commerce Corp.	7,489	26,886
*Heritage Financial Corp.	3,585	53,237
#Heritage Financial Group	2,451	27,647
HF Financial Corp.	1,230	11,931
*HFF, Inc.	4,200	36,792

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Hilltop Holdings, Inc.	30,305	$314,869
Hingham Institution for Savings	262	9,854
*HMN Financial, Inc.	989	4,401
*Home Bancorp, Inc.	1,998	26,294
Home Bancshares, Inc.	13,892	333,825
Home Federal Bancorp, Inc.	7,992	104,296
*Homeowners Choice, Inc.	800	4,484
HopFed Bancorp, Inc.	758	7,209
Horace Mann Educators Corp.	19,500	327,990
Horizon Bancorp	420	9,345
#*Horizon Financial Corp.	3,875	39
Hudson City Bancorp, Inc.	197,264	2,450,019
Hudson Valley Holding Corp.	1,730	33,493
Huntington Bancshares, Inc.	271,246	1,643,751
IBERIABANK Corp.	14,132	734,299
Independence Holding Co.	6,009	38,518
#Independent Bank Corp.	10,513	250,315
Indiana Community Bancorp	559	7,001
Infinity Property & Casualty Corp.	7,832	376,249
#*Integra Bank Corp.	5,350	3,959
#*Interactive Brokers Group, Inc.	19,238	318,389
*IntercontinentalExchange, Inc.	11,941	1,261,208
*Intergroup Corp. (The)	200	3,100
#*International Assets Holding Corp.	8,727	147,835
International Bancshares Corp.	33,505	580,977
*Intervest Bancshares Corp.	1,800	5,922
Invesco, Ltd.	162,572	3,176,657
*Investment Technology Group, Inc.	18,900	296,919
*Investors Bancorp, Inc.	57,922	760,516
*Investors Capital Holdings, Ltd.	1,399	3,595
Investors Title Co.	632	17,753
Janus Capital Group, Inc.	83,589	876,013
#Jefferies Group, Inc.	83,214	2,054,554
Jefferson Bancshares, Inc.	1,271	4,817
JMP Group, Inc.	8,398	59,206
Jones Lang LaSalle, Inc.	19,136	1,482,275
JPMorgan Chase & Co.	673,089	27,112,025
*KBW, Inc.	14,100	322,185
Kearny Financial Corp.	33,833	317,692
Kentucky First Federal Bancorp	936	8,564
KeyCorp	331,521	2,804,668
#K-Fed Bancorp	5,296	46,075
#*Knight Capital Group, Inc.	47,311	680,332
*LaBranche & Co., Inc.	18,403	69,747
Lakeland Bancorp, Inc.	12,436	111,551
Lakeland Financial Corp.	7,884	161,859
Landmark Bancorp, Inc.	874	14,303
Legacy Bancorp, Inc.	3,487	28,576
#Legg Mason, Inc.	61,231	1,768,964
*Leucadia National Corp.	89,636	1,980,059
#Life Partners Holdings, Inc.	3,530	61,246
Lincoln National Corp.	120,365	3,134,305
LNB Bancorp, Inc.	1,858	9,309
Loews Corp.	72,759	2,702,997
*Louisiana Bancorp, Inc.	2,100	30,450
LSB Corp.	914	19,002
LSB Financial Corp.	259	2,835
#M&T Bank Corp.	43,182	3,771,516
#*Macatawa Bank Corp.	2,819	5,159
*Magyar Bancorp, Inc.	211	960
*Maiden Holdings, Ltd.	4,809	32,990

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
MainSource Financial Group, Inc.	10,799	$81,424
*Markel Corp.	3,689	1,246,882
*Market Leader, Inc.	2,600	5,148
MarketAxess Holdings, Inc.	14,921	212,177
*Marlin Business Services Corp.	6,724	75,174
Marsh & McLennan Cos., Inc.	66,561	1,565,515
Marshall & Ilsley Corp.	200,393	1,408,763
*Maui Land & Pineapple Co., Inc.	2,542	10,066
Mayflower Bancorp, Inc.	100	776
MB Financial, Inc.	27,263	472,740
*MBIA, Inc.	131,236	1,139,128
#*MBT Financial Corp.	3,390	6,034
MCG Capital Corp.	37,847	219,134
Meadowbrook Insurance Group, Inc.	30,545	279,792
Medallion Financial Corp.	8,800	61,688
#*Mercantile Bancorp, Inc.	2,368	6,630
Mercantile Bank Corp.	1,270	6,845
Mercer Insurance Group, Inc.	2,635	43,952
Merchants Bancshares, Inc.	2,547	60,746
Mercury General Corp.	27,691	1,194,313
*Meridian Interstate Bancorp, Inc.	8,929	96,612
Meta Financial Group, Inc.	459	14,789
MetLife, Inc.	138,265	5,815,426
*Metro Bancorp, Inc.	3,337	42,413
*MetroCorp Bancshares, Inc.	3,008	8,573
*MF Global Holdings, Ltd.	62,967	404,878
*MGIC Investment Corp.	101,559	872,392
MicroFinancial, Inc.	2,918	11,672
Mid Penn Bancorp, Inc.	497	3,742
MidSouth Bancorp, Inc.	3,280	42,771
*Midwest Banc Holdings, Inc.	5,564	75
MidWestOne Financial Group, Inc.	640	9,594
Monroe Bancorp	1,119	5,058
Montpelier Re Holdings, Ltd.	39,616	644,156
#Moody’s Corp.	39,228	923,819
Morgan Stanley	236,957	6,395,469
*MSCI, Inc.	24,528	791,519
MutualFirst Financial, Inc.	1,220	9,004
*Nara Bancorp, Inc.	17,890	128,271
*NASDAQ OMX Group, Inc. (The)	78,685	1,531,997
*National Financial Partners Corp.	21,610	231,875
National Interstate Corp.	9,224	205,787
National Penn Bancshares, Inc.	62,195	414,219
National Security Group, Inc.	212	2,701
National Western Life Insurance Co. Class A	600	92,496
Naugatuck Valley Financial Corp.	57	362
*Navigators Group, Inc. (The)	10,900	464,667
NBT Bancorp, Inc.	21,064	465,093
Nelnet, Inc. Class A	19,489	392,898
*Neostem, Inc.	16,820	32,126
*New Century Bancorp, Inc.	300	1,736
New England Bancshares, Inc.	945	6,795
New Hampshire Thrift Bancshares, Inc.	1,486	15,023
New Westfield Financial, Inc.	15,250	125,202
#New York Community Bancorp, Inc.	165,514	2,856,772
NewAlliance Bancshares, Inc.	53,994	657,107
*NewBridge Bancorp	5,140	19,378
*Newport Bancorp, Inc.	900	11,196
*NewStar Financial, Inc.	23,330	169,376
North Central Bancshares, Inc.	200	3,250
*North Valley Bancorp	1,261	2,345

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Northeast Bancorp	200	$2,617
Northeast Community Bancorp, Inc.	3,456	19,699
Northern Trust Corp.	31,163	1,464,349
#Northfield Bancorp, Inc.	21,714	279,893
Northrim Bancorp, Inc.	1,940	34,144
Northwest Bancshares, Inc.	54,759	664,227
Norwood Financial Corp.	740	20,372
NYMAGIC, Inc.	3,500	89,250
NYSE Euronext, Inc.	98,077	2,841,291
Ocean Shore Holding Co.	2,641	27,889
OceanFirst Financial Corp.	8,527	107,952
*Ocwen Financial Corp.	49,907	527,018
Ohio Valley Banc Corp.	662	13,856
Old National Bancorp	43,369	456,242
Old Republic International Corp.	116,896	1,462,369
#Old Second Bancorp, Inc.	7,404	10,292
OneBeacon Insurance Group, Ltd.	15,589	247,709
*optionsXpress Holdings, Inc.	23,183	361,655
Oriental Financial Group, Inc.	16,672	236,076
Oritani Financial Corp.	24,112	241,120
Osage Bancshares, Inc.	900	7,312
#*PAB Bankshares, Inc.	1,714	1,474
#*Pacific Capital Bancorp	5,900	5,959
Pacific Continental Corp.	8,390	76,685
#*Pacific Mercantile Bancorp	1,900	7,315
*Pacific Premier Bancorp, Inc.	670	2,881
#PacWest Bancorp	16,875	353,194
#*Park Bancorp, Inc.	153	710
#Park National Corp.	7,481	501,825
Parkvale Financial Corp.	1,654	12,835
PartnerRe, Ltd.	30,660	2,218,864
#*Patriot National Bancorp	500	990
Peapack-Gladstone Financial Corp.	1,759	22,251
Penns Woods Bancorp, Inc.	1,108	34,625
*Penson Worldwide, Inc.	12,300	66,174
Peoples Bancorp of North Carolina	1,583	8,184
Peoples Bancorp, Inc. (709788202)	470	6,773
Peoples Bancorp, Inc. (709789101)	4,777	82,403
People’s United Financial, Inc.	146,851	2,032,418
#*PHH Corp.	27,666	550,830
*Phoenix Cos., Inc. (The)	92,900	222,960
*PICO Holdings, Inc.	11,386	356,837
Pinnacle Bancshares, Inc.	200	1,925
*Pinnacle Financial Partners, Inc.	16,091	162,358
*Piper Jaffray Cos., Inc.	9,000	280,710
Platinum Underwriters Holdings, Ltd.	25,400	992,632
*PMA Capital Corp.	15,267	102,442
#*PMI Group, Inc. (The)	78,087	244,412
PNC Financial Services Group, Inc.	89,883	5,338,151
*Popular, Inc.	315,430	905,284
Porter Bancorp, Inc.	3,227	35,013
#*Portfolio Recovery Associates, Inc.	7,411	516,398
*Preferred Bank	2,679	5,090
Premier Financial Bancorp, Inc.	1,251	7,969
Presidential Life Corp.	13,452	131,964
*Primus Guaranty, Ltd.	15,027	65,518
#Princeton National Bancorp, Inc.	1,222	7,210
#Principal Financial Group, Inc.	121,231	3,104,726
PrivateBancorp, Inc.	35,249	436,030
*ProAssurance Corp.	17,100	1,017,621
Progressive Corp.	79,930	1,569,825

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#Prosperity Bancshares, Inc.	23,234	$787,168
Protective Life Corp.	43,373	975,459
*Providence Community Bancshares, Inc.	200	416
Provident Financial Holdings, Inc.	5,035	30,965
Provident Financial Services, Inc.	31,408	402,336
Provident New York Bancorp	21,871	202,963
Prudential Bancorp, Inc. of Pennsylvania	2,615	17,207
Prudential Financial, Inc.	79,578	4,559,024
PSB Holdings, Inc.	1,100	4,394
#Pulaski Financial Corp.	3,035	20,365
QC Holdings, Inc.	6,181	25,404
*QCR Holdings, Inc.	644	6,298
Radian Group, Inc.	66,418	571,195
#Raymond James Financial, Inc.	52,846	1,409,931
Regions Financial Corp.	448,902	3,290,452
Reinsurance Group of America, Inc.	30,929	1,483,973
RenaissanceRe Holdings, Ltd.	28,100	1,607,882
Renasant Corp.	10,227	155,962
Republic Bancorp, Inc. Class A	9,151	226,762
*Republic First Bancorp, Inc.	2,966	5,991
Resource America, Inc.	7,064	30,728
Rewards Network, Inc.	3,051	42,378
*Riverview Bancorp, Inc.	2,680	5,360
#RLI Corp.	10,657	591,357
Rockville Financial, Inc.	9,154	115,981
*Rodman & Renshaw Capital Group, Inc.	11,800	35,164
Roma Financial Corp.	15,243	173,923
Rome Bancorp, Inc.	2,945	26,947
#*Royal Bancshares of Pennsylvania, Inc. Class A	1,616	4,072
Rurban Financial Corp.	1,124	4,091
S&T Bancorp, Inc.	13,731	278,739
S.Y. Bancorp, Inc.	5,051	125,921
*Safeguard Scientifics, Inc.	9,610	121,759
Safety Insurance Group, Inc.	8,600	337,120
Salisbury Bancorp, Inc.	416	9,402
Sanders Morris Harris Group, Inc.	11,941	65,676
Sandy Spring Bancorp, Inc.	11,523	195,200
Savannah Bancorp, Inc. (The)	1,441	14,050
SCBT Financial Corp.	6,175	199,020
SeaBright Holdings, Inc.	10,922	89,451
#*Seacoast Banking Corp. of Florida	6,793	9,238
*Security National Financial Corp. Class A	741	1,445
SEI Investments Co.	31,342	601,140
Selective Insurance Group, Inc.	26,933	419,077
Shore Bancshares, Inc.	2,116	23,318
SI Financial Group, Inc.	3,283	22,160
*Siebert Financial Corp.	3,562	7,445
#Sierra Bancorp	4,968	58,871
*Signature Bank	20,542	789,634
Simmons First National Corp.	8,359	220,260
*SLM Corp.	182,578	2,190,936
#Smithtown Bancorp, Inc.	4,540	18,160
Somerset Hills Bancorp	1,239	10,346
South Financial Group, Inc.	5,000	1,388
South Street Financial Corp.	300	906
*Southcoast Financial Corp.	1,754	5,437
*Southern Community Financial Corp.	5,725	11,393
*Southern Connecticut Bancorp, Inc.	400	2,562
*Southern First Bancshares, Inc.	675	4,057
Southern Missouri Bancorp, Inc.	243	3,808
Southside Bancshares, Inc.	7,551	143,167

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Southwest Bancorp, Inc.	9,319	$135,591
Southwest Georgia Financial Corp.	714	7,283
#*St. Joe Co. (The)	36,327	936,873
StanCorp Financial Group, Inc.	25,300	953,557
State Auto Financial Corp.	19,658	309,220
State Bancorp, Inc.	7,056	67,596
State Street Corp.	79,538	3,095,619
StellarOne Corp.	10,979	148,985
Sterling Bancorp	14,205	138,641
Sterling Bancshares, Inc.	52,128	270,544
#Stewart Information Services Corp.	8,700	86,913
*Stifel Financial Corp.	13,623	631,290
*Stratus Properties, Inc.	2,912	27,839
Student Loan Corp.	8,595	215,734
#Suffolk Bancorp	3,705	100,443
*Sun Bancorp, Inc.	9,389	50,137
SunTrust Banks, Inc.	86,650	2,248,568
*Superior Bancorp	2,357	4,195
Susquehanna Bancshares, Inc.	64,540	558,271
*Sussex Bancorp	332	1,826
*SVB Financial Group	21,150	913,468
SWS Group, Inc.	12,800	111,616
Synovus Financial Corp.	414,150	1,085,073
T. Rowe Price Group, Inc.	32,413	1,563,279
*Taylor Capital Group, Inc.	4,600	45,724
#TCF Financial Corp.	72,012	1,140,670
*TD Ameritrade Holding Corp.	75,485	1,188,134
Teche Holding Co.	557	15,707
*Tejon Ranch Co.	7,440	171,418
*Tennessee Commerce Bancorp, Inc.	267	1,509
*Territorial Bancorp, Inc.	737	13,421
*Teton Advisors, Inc.	29	268
*Texas Capital Bancshares, Inc.	18,160	303,090
TF Financial Corp.	652	13,496
TFS Financial Corp.	86,557	1,078,500
Thomas Properties Group, Inc.	31,762	115,931
#*TIB Financial Corp.	2,017	887
*Tidelands Bancshares, Inc.	957	1,483
Timberland Bancorp, Inc.	1,600	6,320
#Tompkins Financial Corp.	5,569	232,506
Torchmark Corp.	30,894	1,639,545
Tower Bancorp, Inc.	3,449	73,533
*Tower Financial Corp.	350	2,354
#Tower Group, Inc.	22,802	491,383
#TowneBank	11,376	175,190
*TradeStation Group, Inc.	18,598	118,841
Transatlantic Holdings, Inc.	24,284	1,161,018
Travelers Cos., Inc. (The)	98,865	4,987,739
*Tree.com, Inc.	4,074	29,333
#TriCo Bancshares	7,692	145,148
#Trustco Bank Corp.	38,532	224,256
Trustmark Corp.	31,739	698,258
U.S. Bancorp	328,506	7,851,293
UMB Financial Corp.	20,451	769,367
Umpqua Holdings Corp.	58,247	729,835
Unico American Corp.	100	922
Union Bankshares, Inc.	807	14,526
Union First Market Bankshares Corp.	11,503	163,343
United Bancshares, Inc. (909458101)	600	5,514
#United Bancshares, Inc. (909907107)	21,985	561,277
*United Community Banks, Inc.	47,067	145,908

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*United Community Financial Corp.	4,832	$7,731
United Financial Bancorp, Inc.	9,596	142,884
United Fire & Casualty Co.	21,736	466,020
*United PanAm Financial Corp.	2,900	12,615
#*United Security Bancshares	3,627	15,233
United Western Bancorp, Inc.	2,704	2,271
Unitrin, Inc.	32,678	908,122
*Unity Bancorp, Inc.	723	3,796
Universal Insurance Holdings, Inc.	17,580	70,320
Univest Corp. of Pennsylvania	7,888	136,699
Unum Group	126,462	2,885,863
Validus Holdings, Ltd.	48,571	1,206,504
Valley National Bancorp	81,728	1,185,873
*ViewPoint Financial Group	16,882	163,755
*Virginia Commerce Bancorp, Inc.	11,870	76,087
*Virtus Investment Partners, Inc.	920	23,736
VIST Financial Corp.	1,764	13,742
#*Waccamaw Bankshares, Inc.	550	610
Waddell & Reed Financial, Inc.	19,738	470,357
Wainwright Bank & Trust Co.	2,570	48,110
Washington Banking Co.	7,605	109,588
Washington Federal, Inc.	56,916	990,338
Washington Trust Bancorp, Inc.	7,741	149,866
*Waterstone Financial, Inc.	11,672	46,571
Wayne Savings Bancshares, Inc.	555	4,407
Webster Financial Corp.	39,745	740,847
Wells Fargo & Co.	927,238	25,712,310
WesBanco, Inc.	14,649	254,160
Wesco Financial Corp.	1,915	648,994
*West Bancorporation, Inc.	6,992	46,776
#West Coast Bancorp	45,522	116,081
#Westamerica Bancorporation	11,804	634,583
#*Western Alliance Bancorp	36,352	264,279
#Westwood Holdings Group, Inc.	1,714	62,098
White Mountains Insurance Group, Ltd.	4,307	1,352,613
Whitney Holding Corp.	46,700	379,204
Wilber Corp.	1,734	10,335
#Wilmington Trust Corp.	45,221	458,541
Wilshire Bancorp, Inc.	13,973	105,217
#Wintrust Financial Corp.	15,317	476,665
*World Acceptance Corp.	9,067	375,646
WR Berkley Corp.	58,119	1,569,794
WSB Holdings, Inc.	1,227	3,798
WVS Financial Corp.	803	8,833
Xl Group P.L.C.	116,855	2,071,839
Yadkin Valley Financial Corp.	5,776	16,981
Zions Bancorporation	71,150	1,578,818
*ZipRealty, Inc.	8,818	23,809

Total Financials		425,804,191

Health Care — (9.5%)
*A.D.A.M., Inc.	2,518	8,108
*Abaxis, Inc.	8,492	170,265
Abbott Laboratories	193,419	9,493,005
#*ABIOMED, Inc.	25,176	279,202
*Abraxis Bioscience, Inc.	15,938	1,199,972
*Acadia Pharmaceuticals, Inc.	1,569	1,914
*Accelrys, Inc.	22,004	155,128
*Accuray, Inc.	32,475	213,685
*Achillion Pharmaceuticals, Inc.	7,500	18,525
*Acorda Therapeutics, Inc.	6,900	223,146

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Adcare Health Systems, Inc.	1,147	$3,957
*Adolor Corp.	7,551	8,382
Aetna, Inc.	75,300	2,097,105
*Affymax, Inc.	6,095	39,191
*Affymetrix, Inc.	34,400	168,216
*Air Methods Corp.	6,200	196,850
*Akorn, Inc.	10,281	37,423
*Albany Molecular Research, Inc.	14,650	95,225
#*Alere, Inc.	39,799	1,119,546
*Alexion Pharmaceuticals, Inc.	12,925	702,603
*Alexza Pharmaceuticals, Inc.	19,627	54,367
#*Align Technology, Inc.	24,729	429,048
*Alkermes, Inc.	35,441	457,189
Allergan, Inc.	36,162	2,208,052
*Alliance HealthCare Services, Inc.	21,600	90,720
*Allied Healthcare International, Inc.	18,475	45,818
*Allied Healthcare Products, Inc.	1,117	3,708
*Allos Therapeutics, Inc.	13,000	62,660
*Allscripts-Misys Healthcare Solutions, Inc.	59,206	988,148
*Almost Family, Inc.	3,302	86,777
*Alnylam Pharmaceuticals, Inc.	6,666	102,323
*Alphatec Holdings, Inc.	42,118	178,159
*AMAG Pharmaceuticals, Inc.	6,055	190,611
#*Amedisys, Inc.	10,318	271,054
America Services Group, Inc.	3,955	69,766
*American Dental Partners, Inc.	7,847	89,927
*American Medical Systems Holdings, Inc.	30,311	677,754
*American Shared Hospital Services	508	1,676
*AMERIGROUP Corp.	25,903	926,291
AmerisourceBergen Corp.	63,150	1,892,605
*Amgen, Inc.	127,585	6,957,210
*Amicus Therapeutics, Inc.	1,836	4,645
*AMN Healthcare Services, Inc.	17,458	105,097
*Amsurg Corp.	15,100	276,632
#*Amylin Pharmaceuticals, Inc.	52,300	989,516
*Anadys Pharmaceuticals, Inc.	3,845	7,728
Analogic Corp.	6,410	291,463
*AngioDynamics, Inc.	12,968	199,837
*Anika Therapeutics, Inc.	5,840	34,222
*Animal Health International, Inc.	1,900	4,731
*ARCA Biopharma, Inc.	2,610	9,761
*Ardea Biosciences, Inc.	3,272	65,276
#*Arena Pharmaceuticals, Inc.	35,956	285,850
*Ariad Pharmaceuticals, Inc.	67,825	217,040
*Arqule, Inc.	14,086	60,147
*Array BioPharma, Inc.	15,525	49,214
Arrhythmia Research Technology, Inc.	200	1,000
#*ArthroCare Corp.	10,554	282,636
*ARYx Therapeutics, Inc.	900	432
*Assisted Living Concepts, Inc.	5,827	183,317
#*athenahealth, Inc.	6,200	172,174
*AtriCure, Inc.	2,500	15,825
Atrion Corp.	631	91,123
*ATS Medical, Inc.	27,035	108,140
#*Auxilium Pharmaceuticals, Inc.	446	10,062
*AVANIR Pharmaceuticals, Inc.	5,188	16,602
*AVI BioPharma, Inc.	1,252	2,441
Bard (C.R.), Inc.	15,562	1,222,084
Baxter International, Inc.	72,916	3,191,533
Beckman Coulter, Inc.	16,066	736,305
#Becton Dickinson & Co.	29,232	2,011,162

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Bioanalytical Systems, Inc.	400	$440
*BioClinica, Inc.	5,333	21,599
#*BioCryst Pharmaceuticals, Inc.	6,981	41,677
*Biodel, Inc.	6,500	25,350
*Biogen Idec, Inc.	33,250	1,858,010
*BioLase Technology, Inc.	900	1,044
#*BioMarin Pharmaceutical, Inc.	24,537	536,133
*BioMimetic Therapeutics, Inc.	7,346	67,804
*Bio-Rad Laboratories, Inc.	8,377	743,878
*Bio-Rad Laboratories, Inc. Class B	1,121	99,657
*Bio-Reference Labs, Inc.	8,400	176,148
*BioSante Pharmaceuticals, Inc.	1,746	2,811
*BioScrip, Inc.	14,225	60,456
*BioSpecifics Technologies Corp.	900	21,681
*BioSphere Medical, Inc.	2,975	12,941
*BMP Sunstone Corp.	19,807	130,726
*Boston Scientific Corp.	248,950	1,394,120
*Bovie Medical Corp.	4,800	13,248
Bristol-Myers Squibb Co.	231,655	5,772,843
*Brookdale Senior Living, Inc.	59,801	847,978
*Bruker BioSciences Corp.	35,328	465,270
#*Cadence Pharmaceuticals, Inc.	9,300	71,238
*Caliper Life Sciences, Inc.	18,444	72,300
*Cambrex Corp.	13,461	47,787
Cantel Medical Corp.	8,503	135,028
*Capital Senior Living Corp.	13,309	71,869
*Capstone Therapeutics Corp.	1,300	1,066
*Caraco Pharmaceutical Laboratories, Ltd.	17,463	105,477
*Cardiac Science Corp.	1,949	3,469
#*Cardica, Inc.	1,700	2,924
Cardinal Health, Inc.	53,725	1,733,706
*CardioNet, Inc.	11,400	54,378
#*Cardiovascular Systems, Inc.	3,600	16,092
*CareFusion Corp.	86,886	1,830,688
*CAS Medical Systems, Inc.	2,600	5,200
*Catalyst Health Solutions, Inc.	17,486	604,666
*Celera Corp.	41,248	275,949
*Celgene Corp.	57,779	3,186,512
#*Celldex Therapeutics, Inc.	12,292	63,058
*Celsion Corp.	3,000	9,900
*Centene Corp.	26,500	564,715
#*Cephalon, Inc.	28,276	1,604,663
#*Cepheid, Inc.	12,500	206,875
#*Cerner Corp.	14,288	1,106,606
*Cerus Corp.	7,947	24,636
#*Charles River Laboratories International, Inc.	33,490	1,040,869
Chemed Corp.	9,200	486,864
Cigna Corp.	102,361	3,148,624
#*Clinical Data, Inc.	4,871	67,902
*Columbia Laboratories, Inc.	3,090	2,812
*CombiMatrix Corp.	1,786	4,947
*Combinatorx, Inc.	4,241	6,574
#*Community Health Systems, Inc.	48,061	1,558,618
#Computer Programs & Systems, Inc.	2,316	104,151
#*Conceptus, Inc.	7,700	104,027
*Conmed Corp.	14,561	280,008
*Continucare Corp.	27,082	103,182
#Cooper Cos., Inc.	23,700	920,982
*Cornerstone Therapeutics, Inc.	1,213	6,756
*Corvel Corp.	4,785	190,395
#*Covance, Inc.	16,114	624,579

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Coventry Health Care, Inc.	70,992	$1,407,771
*CPEX Pharmaceuticals, Inc.	340	9,098
*Cross Country Healthcare, Inc.	14,803	131,451
*CryoLife, Inc.	12,100	64,856
*Cubist Pharmaceuticals, Inc.	23,600	509,288
*Curis, Inc.	600	1,032
*Cutera, Inc.	6,029	47,147
*Cyberonics, Inc.	8,275	197,110
#*Cyclacel Pharmaceuticals, Inc.	6,417	11,037
*Cynosure, Inc.	3,750	38,550
*Cypress Bioscience, Inc.	14,000	51,100
*Cytokinetics, Inc.	25,519	70,177
#*Cytomedix, Inc.	800	440
#*Cytori Therapeutics, Inc.	14,800	70,744
*DaVita, Inc.	24,818	1,422,568
Daxor Corp.	2,013	19,899
*Dendreon Corp.	22,973	756,041
#DENTSPLY International, Inc.	25,822	775,176
*DepoMed, Inc.	7,000	20,020
*DexCom, Inc.	20,313	226,693
*Digirad Corp.	4,810	8,802
*Dionex Corp.	4,400	332,200
*Durect Corp.	18,393	44,879
*DUSA Pharmaceuticals, Inc.	800	1,840
*Dyax Corp.	36,772	88,253
*Dynacq Healthcare, Inc.	2,500	5,725
*Eclipsys Corp.	22,819	449,762
*Edwards Lifesciences Corp.	31,200	1,803,360
Eli Lilly & Co.	146,074	5,200,234
*Emergency Medical Services Corp. Class A	11,417	510,797
*Emergent BioSolutions, Inc.	12,857	238,754
Emergent Group, Inc.	1,500	9,480
#*Emeritus Corp.	17,163	295,375
*Endo Pharmaceuticals Holdings, Inc.	58,264	1,398,919
•*Endo Pharmaceuticals Solutions	24,105	26,516
*Endologix, Inc.	10,690	48,853
Ensign Group, Inc.	9,618	173,124
*EnteroMedics, Inc.	350	642
*Enzo Biochem, Inc.	16,800	77,280
#*Enzon Pharmaceuticals, Inc.	23,988	262,429
*eResearch Technology, Inc.	19,510	158,031
*Exact Sciences Corp.	1,550	6,464
*Exactech, Inc.	5,751	90,751
*Exelixis, Inc.	37,926	118,329
*Express Scripts, Inc.	69,394	3,135,221
*Five Star Quality Care, Inc.	14,975	54,659
*Forest Laboratories, Inc.	109,410	3,036,128
*Fresenius Kabi Pharmaceuticals Holding, Inc.	1,200	127
*Furiex Pharmaceuticals, Inc.	1,777	20,809
*Genomic Health, Inc.	4,400	56,716
*Genoptix, Inc.	6,900	119,232
#*Gen-Probe, Inc.	20,100	903,897
*Gentiva Health Services, Inc.	18,665	385,059
*GenVec, Inc.	1,831	1,025
*Genzyme Corp.	44,252	3,078,169
#*Geron Corp.	32,685	184,017
*Gilead Sciences, Inc.	107,270	3,574,236
*Greatbatch, Inc.	11,600	261,928
*GTx, Inc.	6,229	21,116
*Haemonetics Corp.	10,200	563,550
*Halozyme Therapeutics, Inc.	15,443	110,726

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Hanger Orthopedic Group, Inc.	15,936	$273,302
*Harbor BioSciences, Inc.	2,300	673
*Harvard Bioscience, Inc.	12,072	43,580
*Health Grades, Inc.	9,700	79,055
*Health Management Associates, Inc.	101,480	726,597
*Health Net, Inc.	50,358	1,185,931
*HealthSouth Corp.	37,911	701,733
*HealthSpring, Inc.	29,031	545,783
*HealthStream, Inc.	6,030	30,150
*Healthways, Inc.	15,400	219,296
#*Henry Schein, Inc.	22,406	1,176,091
#Hill-Rom Holdings, Inc.	27,886	921,353
#*Hi-Tech Pharmacal Co., Inc.	4,800	84,384
*HMS Holdings Corp.	10,200	574,464
*Hologic, Inc.	96,522	1,364,821
*Hospira, Inc.	25,778	1,343,034
*Human Genome Sciences, Inc.	56,995	1,478,450
*Humana, Inc.	65,915	3,099,323
*ICU Medical, Inc.	6,700	249,307
*Idenix Pharmaceuticals, Inc.	31,428	160,597
*Idera Pharmaceuticals, Inc.	6,020	22,033
#*IDEXX Laboratories, Inc.	12,800	751,872
#*Illumina, Inc.	19,579	877,727
*Immucor, Inc.	28,251	542,984
#*ImmunoGen, Inc.	11,086	104,541
#*Immunomedics, Inc.	15,300	49,419
*Impax Laboratories, Inc.	26,300	431,057
*Incyte Corp.	47,353	616,536
*Infinity Pharmaceuticals, Inc.	11,603	67,994
*Inovio Pharmaceuticals, Inc.	5,300	5,353
*Inspire Pharmaceuticals, Inc.	27,898	140,885
*Insulet Corp.	8,565	126,676
*Integra LifeSciences Holdings Corp.	11,528	416,507
*IntegraMed America, Inc.	5,295	43,366
*Interleukin Genetics, Inc.	1,209	411
*InterMune, Inc.	22,778	222,313
#*Intuitive Surgical, Inc.	5,340	1,753,496
#Invacare Corp.	17,600	419,408
*InVentiv Health, Inc.	15,031	389,904
*IPC The Hospitalist Co.	6,300	162,225
*Iridex Corp.	1,100	4,257
*IRIS International, Inc.	6,800	63,376
#*Isis Pharmaceuticals, Inc.	17,797	176,012
*ISTA Pharmaceuticals, Inc.	12,228	33,994
#*Jazz Pharmaceuticals, Inc.	13,300	115,710
Johnson & Johnson	326,383	18,959,588
*Kendle International, Inc.	7,100	87,401
*Kensey Nash Corp.	4,821	113,294
#*Keryx Biopharmaceuticals, Inc.	1,443	5,426
Kewaunee Scientific Corp.	987	11,163
*Kindred Healthcare, Inc.	18,700	248,710
*Kinetic Concepts, Inc.	29,999	1,065,264
*King Pharmaceuticals, Inc.	132,800	1,163,328
*K-V Pharmaceutical Co.	3,577	3,827
#*K-V Pharmaceutical Co. Class B	2,142	4,198
*Laboratory Corp. of America Holdings	15,747	1,149,216
Landauer, Inc.	2,284	143,367
*Lannet Co., Inc.	9,079	41,763
#*LCA-Vision, Inc.	6,757	35,069
*LeMaitre Vascular, Inc.	5,305	32,042
*Lexicon Pharmaceuticals, Inc.	8,807	13,299

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*LHC Group, Inc.	7,100	$163,229
*Life Technologies Corp.	47,193	2,028,827
*LifePoint Hospitals, Inc.	28,117	869,096
*Ligand Pharmaceuticals, Inc. Class B	72	119
*Lincare Holdings, Inc.	40,277	956,982
*Luminex Corp.	16,850	274,318
*Luna Innovations, Inc.	600	1,230
*Magellan Health Services, Inc.	18,623	783,842
#*MAKO Surgical Corp.	6,294	69,045
#*Mannkind Corp.	43,973	303,853
*MAP Pharmaceuticals, Inc.	2,234	29,936
#*Marina Biotech, Inc.	250	665
*Martek Biosciences Corp.	16,900	349,661
Masimo Corp.	4,139	95,528
*Matrixx Initiatives, Inc.	3,400	16,048
*Maxygen, Inc.	18,827	116,916
McKesson Corp.	34,371	2,159,186
#*MedAssets, Inc.	22,814	534,076
*MedCath Corp.	10,636	94,235
*Medco Health Solutions, Inc.	59,160	2,839,680
*Medical Action Industries, Inc.	11,743	160,879
#*Medicines Co. (The)	26,500	244,065
#*MediciNova, Inc.	1,246	6,031
#Medicis Pharmaceutical Corp. Class A	28,160	713,856
*Medivation, Inc.	4,288	40,779
*Mednax, Inc.	17,451	822,815
MedQuist, Inc.	8,416	72,714
*MEDTOX Scientific, Inc.	4,380	50,239
Medtronic, Inc.	134,564	4,974,831
Merck & Co., Inc.	409,773	14,120,778
#*Merge Healthcare, Inc.	11,179	36,220
Meridian Bioscience, Inc.	7,450	143,114
*Merit Medical Systems, Inc.	10,595	179,267
#*Metabolix, Inc.	7,100	100,252
*Metropolitan Health Networks, Inc.	12,647	47,932
#*Mettler Toledo International, Inc.	7,700	899,360
#*Micromet, Inc.	10,684	73,185
*Micrus Endovascular Corp.	3,616	84,108
*Misonix, Inc.	700	1,428
#*Molecular Insight Pharmaceuticals, Inc.	1,162	1,557
#*Molina Healthcare, Inc.	14,949	445,630
*Momenta Pharmaceuticals, Inc.	8,063	172,064
*MWI Veterinary Supply, Inc.	4,700	247,502
#*Mylan, Inc.	117,345	2,041,803
*Myrexis, Inc.	4,835	18,518
*Myriad Genetics, Inc.	19,340	280,623
*Nabi Biopharmaceuticals	18,400	105,248
*Nanosphere, Inc.	11,200	51,520
National Healthcare Corp.	6,824	238,294
National Research Corp.	1,566	38,931
*Natus Medical, Inc.	14,376	211,040
#*Nektar Therapeutics	23,995	313,375
*Neogen Corp.	9,129	272,592
#*Neuralstem, Inc.	11,052	27,077
*Neurocrine Biosciences, Inc.	10,900	61,912
*NeurogesX, Inc.	2,593	18,410
*Neurometrix, Inc.	2,390	2,796
*Nighthawk Radiology Holdings, Inc.	11,880	35,165
*NMT Medical, Inc.	1,000	446
*NovaMed, Inc.	4,921	40,598
*Novavax, Inc.	11,711	26,116

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*NPS Pharmaceuticals, Inc.	20,152	$139,452
#*NuVasive, Inc.	10,800	353,916
*NxStage Medical, Inc.	16,987	268,225
*Obagi Medical Products, Inc.	9,200	106,904
*Oculus Innovative Sciences, Inc.	200	390
*Odyssey Healthcare, Inc.	18,116	484,784
Omnicare, Inc.	60,396	1,487,553
*Omnicell, Inc.	16,687	205,584
*OncoGenex Pharmaceutical, Inc.	1,100	15,554
#*Oncothyreon, Inc.	5,600	20,048
*Onyx Pharmaceuticals, Inc.	30,416	790,816
#*Optimer Pharmaceuticals, Inc.	7,101	64,477
*OraSure Technologies, Inc.	20,112	95,331
*Orchid Cellmark, Inc.	4,000	6,560
#*Orexigen Therapeutics, Inc.	10,371	53,929
*Orthovita, Inc.	16,276	30,111
*Osiris Therapeutics, Inc.	12,876	102,364
*Osteotech, Inc.	4,400	16,676
Owens & Minor, Inc.	24,300	660,717
#*OXiGENE, Inc.	1,400	462
*Pain Therapeutics, Inc.	15,296	89,482
*Palomar Medical Technologies, Inc.	9,829	109,692
*Par Pharmaceutical Cos., Inc.	17,651	465,986
*Parexel International Corp.	23,644	485,411
Patterson Cos., Inc.	28,255	753,843
*PDI, Inc.	5,426	43,571
#PDL BioPharma, Inc.	46,767	290,891
#*Penwest Pharmaceuticals Co.	9,300	31,434
PerkinElmer, Inc.	60,514	1,177,602
*Pernix Therapeutics Holdings, Inc.	480	1,723
Perrigo Co.	20,477	1,146,917
Pfizer, Inc.	1,335,434	20,031,510
Pharmaceutical Products Development Service, Inc.	21,333	517,539
*Pharmasset, Inc.	600	16,206
*PharMerica Corp.	14,282	186,523
*Phase Forward, Inc.	16,000	268,800
*PHC, Inc.	1,400	1,582
*PhotoMedex, Inc.	693	3,964
#*Poniard Pharmaceuticals, Inc.	3,000	1,860
*Pozen, Inc.	6,698	53,450
*Progenics Pharmaceuticals, Inc.	14,406	66,268
*ProPhase Labs, Inc.	3,827	7,080
*Prospect Medical Holdings, Inc.	7,306	53,261
*Providence Service Corp.	4,900	70,560
#*PSS World Medical, Inc.	23,051	433,820
Psychemedics Corp.	400	3,600
*Psychiatric Solutions, Inc.	28,450	942,833
#Quality Systems, Inc.	6,380	350,390
Quest Diagnostics, Inc.	41,200	1,935,988
*Questcor Pharmaceuticals, Inc.	23,345	262,631
#*Quidel Corp.	8,000	99,200
*RadNet, Inc.	11,275	22,888
#*Raptor Pharmaceutical Corp.	152	465
*Regeneration Technologies, Inc.	25,347	73,253
*Regeneron Pharmaceuticals, Inc.	29,995	725,579
*RehabCare Group, Inc.	10,949	232,009
*Repligen Corp.	11,742	37,927
*Res-Care, Inc.	15,516	152,367
*ResMed, Inc.	19,100	1,254,679
*Retractable Technologies, Inc.	2,700	4,779
#*Rigel Pharmaceuticals, Inc.	20,200	163,620

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Rochester Medical Corp.	4,523	$43,783
*Rockwell Medical Technologies, Inc.	4,104	22,203
*Salix Pharmaceuticals, Ltd.	17,344	735,559
*Sangamo BioSciences, Inc.	9,026	34,028
*Santarus, Inc.	10,420	25,946
*Savient Pharmaceuticals, Inc.	7,558	103,545
#*SciClone Pharmaceuticals, Inc.	16,517	56,984
*Seattle Genetics, Inc.	14,098	171,714
*Sequenom, Inc.	14,592	83,904
*SeraCare Life Sciences, Inc.	259	1,036
*Sirona Dental Systems, Inc.	23,814	732,995
*Skilled Healthcare Group, Inc.	8,736	23,238
*Solta Medical, Inc.	8,697	15,133
•*Somanetics Corp.	4,982	124,550
#*Somaxon Pharmaceuticals, Inc.	2,500	9,225
*SonoSite, Inc.	7,900	231,075
Span-American Medical System, Inc.	759	12,668
*Spectranetics Corp.	14,964	77,214
*Spectrum Pharmaceuticals, Inc.	21,513	89,709
*SRI/Surgical Express, Inc.	700	2,261
*St. Jude Medical, Inc.	40,501	1,489,222
*Staar Surgical Co.	8,750	52,850
*Stereotaxis, Inc.	18,999	79,416
Steris Corp.	24,124	766,902
*Strategic Diagnostics, Inc.	5,395	8,794
Stryker Corp.	47,259	2,200,852
*Sucampo Pharmaceuticals, Inc.	4,089	15,088
*Sun Healthcare Group, Inc.	22,611	187,219
*SunLink Health Systems, Inc.	1,800	4,104
*Sunrise Senior Living, Inc.	13,379	40,003
*SuperGen, Inc.	21,363	43,153
*SurModics, Inc.	6,652	87,274
*Symmetry Medical, Inc.	18,386	178,896
*Synovis Life Technologies, Inc.	5,070	82,540
*Synta Pharmaceuticals Corp.	6,327	20,310
#*Targacept, Inc.	6,793	146,933
#Techne Corp.	8,012	467,901
Teleflex, Inc.	20,218	1,145,754
*Tenet Healthcare Corp.	102,955	473,593
*Theragenics Corp.	4,600	5,566
#*Theravance, Inc.	11,605	171,870
*Thermo Fisher Scientific, Inc.	75,680	3,395,005
#*Thoratec Corp.	22,300	820,194
*TomoTherapy, Inc.	24,300	80,919
*TranS1, Inc.	5,222	13,003
*Transcend Services, Inc.	1,500	20,865
*Transcept Pharmaceuticals, Inc.	8,566	68,614
*Trimeris, Inc.	5,148	12,046
*Triple-S Management Corp.	10,071	200,211
*Trubion Pharmaceuticals, Inc.	1,100	3,366
*U.S. Physical Therapy, Inc.	4,400	80,036
#*United Therapeutics Corp.	17,381	849,757
UnitedHealth Group, Inc.	201,601	6,138,750
*Universal American Corp.	37,682	630,797
Universal Health Services, Inc.	43,334	1,558,724
*Urologix, Inc.	800	760
*Uroplasty, Inc.	2,100	8,169
Utah Medical Products, Inc.	1,260	31,324
*Valeant Pharmaceuticals International	25,802	1,453,169
*Vanda Pharmaceuticals, Inc.	6,000	43,560
#*Varian Medical Systems, Inc.	17,021	939,559

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Vascular Solutions, Inc.	6,100	$73,444
#*VCA Antech, Inc.	32,984	687,387
*Vertex Pharmaceuticals, Inc.	23,122	778,287
*Vical, Inc.	21,810	72,191
*Viropharma, Inc.	39,435	519,359
*Vital Images, Inc.	8,300	121,927
*Vivus, Inc.	29,800	168,668
*Volcano Corp.	15,819	349,125
*Waters Corp.	15,700	1,007,312
*Watson Pharmaceuticals, Inc.	47,293	1,915,366
*WellCare Health Plans, Inc.	19,277	497,154
*WellPoint, Inc.	81,879	4,152,903
West Pharmaceutical Services, Inc.	13,400	486,956
#*Wright Medical Group, Inc.	19,300	301,273
#*XenoPort, Inc.	4,200	25,788
*XOMA, Ltd.	300	88
Young Innovations, Inc.	3,636	97,081
*Zimmer Holdings, Inc.	32,926	1,744,749
*Zoll Medical Corp.	8,800	232,848
*Zymogenetics, Inc.	34,750	142,128

Total Health Care		269,538,209

Industrials — (11.5%)
*3D Systems Corp.	8,721	129,071
3M Co.	83,618	7,152,684
A.O. Smith Corp.	11,941	652,934
*A.T. Cross Co.	2,133	11,838
#AAON, Inc.	6,932	172,330
*AAR Corp.	20,967	352,246
ABM Industries, Inc.	25,835	560,619
*Acacia Technologies Group	9,276	124,206
*ACCO Brands Corp.	20,770	122,958
*Accuride Corp.	261	311
#Aceto Corp.	13,166	89,792
*Active Power, Inc.	1,800	2,016
Actuant Corp.	34,400	709,328
Acuity Brands, Inc.	17,655	743,805
Administaff, Inc.	9,971	259,844
*Advisory Board Co. (The)	4,600	201,756
*Aecom Technology Corp.	58,596	1,414,507
*Aerosonic Corp.	400	1,480
#*Aerovironment, Inc.	7,588	181,429
#*AGCO Corp.	45,600	1,585,056
*Air Transport Services Group, Inc.	29,838	158,440
Aircastle, Ltd.	39,578	361,743
#*AirTran Holdings, Inc.	67,291	324,343
Alamo Group, Inc.	5,516	129,240
*Alaska Air Group, Inc.	18,288	943,478
Albany International Corp.	13,518	248,055
Alexander & Baldwin, Inc.	23,149	776,649
Allegiant Travel Co.	7,710	342,247
#*Alliant Techsystems, Inc.	9,701	651,519
*Allied Defense Group, Inc.	3,200	10,720
*Allied Motion Technologies, Inc.	1,000	4,300
*Altra Holdings, Inc.	13,756	199,462
*Amerco, Inc.	9,793	667,589
*American Commercial Lines, Inc.	6,313	152,459
*American Railcar Industries, Inc.	10,417	142,192
*American Reprographics Co.	22,054	196,281
American Science & Engineering, Inc.	3,459	273,884
*American Superconductor Corp.	8,358	251,994

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
American Woodmark Corp.	7,131	$117,875
Ameron International Corp.	4,904	301,302
Ametek, Inc.	18,749	830,018
Ampco-Pittsburgh Corp.	4,568	109,678
#*AMR Corp.	134,900	955,092
*AMREP Corp.	2,800	33,516
*APAC Customer Services, Inc.	20,811	112,796
Apogee Enterprises, Inc.	14,900	167,774
#*Applied Energetics, Inc.	8,500	10,880
Applied Industrial Technologies, Inc.	21,811	610,708
Applied Signal Technologies, Inc.	4,710	97,780
*Argan, Inc.	3,926	32,704
*Argon ST, Inc.	10,700	368,829
Arkansas Best Corp.	12,876	290,611
#*Armstrong World Industries, Inc.	27,955	1,022,035
#*Arotech Corp.	901	1,342
#*ArvinMeritor, Inc.	39,700	651,477
*Astec Industries, Inc.	11,370	356,450
*Astronics Corp.	2,793	44,688
*Astronics Corp. Class B	221	3,315
*ATC Technology Corp.	10,590	253,948
*Atlas Air Worldwide Holdings, Inc.	13,046	762,930
*Avalon Holding Corp. Class A	500	1,295
Avery Dennison Corp.	27,490	985,516
*Avis Budget Group, Inc.	52,159	643,642
AZZ, Inc.	5,500	239,415
#Badger Meter, Inc.	5,984	234,333
*Baker (Michael) Corp.	4,200	162,960
#Baldor Electric Co.	23,679	905,011
*Baldwin Technology Co., Inc. Class A	2,697	3,371
Barnes Group, Inc.	27,410	503,796
Barrett Business Services, Inc.	4,562	68,248
*BE Aerospace, Inc.	46,138	1,356,457
*Beacon Roofing Supply, Inc.	21,841	372,607
Belden, Inc.	22,269	532,006
*Blount International, Inc.	17,883	190,454
*BlueLinx Holdings, Inc.	10,228	37,946
Boeing Co. (The)	96,178	6,553,569
Bowne & Co., Inc.	15,479	175,067
Brady Co. Class A	23,974	666,717
*Breeze-Eastern Corp.	1,542	10,023
*Bridgepoint Education, Inc.	6,800	126,140
Briggs & Stratton Corp.	26,540	503,464
Brink’s Co. (The)	20,446	447,767
#*Broadwind Energy, Inc.	22,323	66,523
*BTU International, Inc.	1,632	9,139
Bucyrus International, Inc.	20,450	1,272,399
*Builders FirstSource, Inc.	12,950	27,713
*C&D Technologies, Inc.	4,500	3,870
#C.H. Robinson Worldwide, Inc.	20,922	1,364,114
*CAI International, Inc.	9,802	128,112
Carlisle Cos., Inc.	29,700	1,000,296
Cascade Corp.	6,527	249,136
*Casella Waste Systems, Inc.	9,174	36,604
#Caterpillar, Inc.	79,226	5,526,014
*CBIZ, Inc.	35,174	231,797
CDI Corp.	9,603	161,330
*CECO Environmental Corp.	5,613	33,397
*Celadon Group, Inc.	10,524	164,595
*Cenveo, Inc.	23,419	144,261
*Ceradyne, Inc.	14,100	327,825

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Champion Industries, Inc.	2,518	$3,878
*Chart Industries, Inc.	13,936	248,200
Chase Corp.	3,131	44,022
Chicago Rivet & Machine Co.	39	620
*Cintas Corp.	58,100	1,537,326
CIRCOR International, Inc.	8,325	260,406
CLAROC, Inc.	20,516	769,760
#*Clean Harbors, Inc.	10,655	672,970
*Coleman Cable, Inc.	5,806	31,817
#*Colfax Corp.	15,700	203,315
*Columbus McKinnon Corp.	9,600	151,008
Comfort Systems USA, Inc.	18,045	205,893
*Command Security Corp.	4,000	9,000
*Commercial Vehicle Group, Inc.	13,700	154,125
CompX International, Inc.	800	10,440
*Consolidated Graphics, Inc.	5,600	240,632
#*Continental Airlines, Inc.	59,700	1,493,694
Con-way, Inc.	22,081	743,909
Cooper Industries P.L.C.	39,300	1,774,395
*Copart, Inc.	20,400	743,376
*Cornell Cos., Inc.	7,472	208,693
Corporate Executive Board Co.	9,107	256,544
*Corrections Corp. of America	57,647	1,128,152
*CoStar Group, Inc.	8,000	350,640
Courier Corp.	8,675	138,193
*Covanta Holding Corp.	81,849	1,233,464
*Covenant Transportation Group, Inc.	3,316	31,137
*CPI Aerostructures, Inc.	2,216	24,154
*CRA International, Inc.	5,542	106,517
Crane Co.	22,852	812,160
CSX Corp.	69,011	3,638,260
Cubic Corp.	10,327	418,450
Cummins, Inc.	47,805	3,805,756
Curtiss-Wright Corp.	23,207	702,940
Danaher Corp.	82,224	3,158,224
Deere & Co.	53,064	3,538,308
*Delta Air Lines, Inc.	118,711	1,410,287
Deluxe Corp.	12,880	265,070
Diamond Management & Technology Consultants, Inc.	9,500	103,075
*Document Security Systems, Inc.	1,200	4,080
#*Dollar Thrifty Automotive Group, Inc.	13,777	687,059
Donaldson Co., Inc.	25,288	1,200,421
Dover Corp.	61,375	2,944,159
Ducommun, Inc.	5,471	114,289
Dun & Bradstreet Corp. (The)	8,300	567,388
*DXP Enterprises, Inc.	5,500	112,915
*Dycom Industries, Inc.	20,110	181,996
*Dynamex, Inc.	5,149	69,306
Dynamic Materials Corp.	6,560	96,301
*Eagle Bulk Shipping, Inc.	29,300	141,812
Eastern Co.	2,006	33,380
Eaton Corp.	33,883	2,658,460
Ecology & Environment, Inc. Class A	959	11,422
*EMCOR Group, Inc.	32,900	855,729
Emerson Electric Co.	95,358	4,724,035
Encore Wire Corp.	11,540	245,571
#*Ener1, Inc.	34,762	113,672
*Energy Conversion Devices, Inc.	8,200	39,688
#*Energy Focus, Inc.	504	711
#*Energy Recovery, Inc.	20,600	84,460
EnergySolutions, Inc.	39,192	197,136

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*EnerNOC, Inc.	3,417	$113,923
*EnerSys	24,858	602,061
Ennis, Inc.	13,220	223,682
*EnPro Industries, Inc.	10,233	306,478
*Environmental Tectonics Corp.	871	2,961
Equifax, Inc.	27,625	865,768
ESCO Technologies, Inc.	8,241	245,664
Espey Manufacturing & Electronics Corp.	1,389	26,391
*Esterline Technologies Corp.	15,700	805,881
#*Evergreen Solar, Inc.	17,000	11,220
*Excel Maritime Carriers, Ltd.	10,497	64,662
#Expeditors International of Washington, Inc.	33,484	1,427,758
*Exponent, Inc.	5,575	184,031
*ExpressJet Holdings, Inc.	6,223	18,669
#Fastenal Co.	22,864	1,122,165
Federal Signal Corp.	25,210	150,252
FedEx Corp.	54,924	4,533,976
*Flanders Corp.	13,504	40,512
*Flow International Corp.	20,926	56,919
Flowserve Corp.	8,800	872,608
Fluor Corp.	31,108	1,502,205
*Fortune Industries, Inc.	700	231
#Forward Air Corp.	11,700	339,768
*Franklin Covey Co.	9,828	61,228
Franklin Electric Co., Inc.	11,300	347,475
Freightcar America, Inc.	6,310	156,677
*Frozen Food Express Industries, Inc.	4,613	16,422
#*FTI Consulting, Inc.	11,700	413,595
*Fuel Tech, Inc.	7,040	45,830
*FuelCell Energy, Inc.	14,898	19,516
*Furmanite Corp.	13,294	57,430
G & K Services, Inc. Class A	9,022	209,942
Gardner Denver Machinery, Inc.	26,090	1,324,589
#GATX Corp.	24,900	703,674
#*Genco Shipping & Trading, Ltd.	13,800	230,460
*Gencor Industries, Inc.	1,600	12,240
#*GenCorp, Inc.	17,087	89,878
#*General Cable Corp.	28,000	743,120
General Dynamics Corp.	50,476	3,091,655
General Electric Co.	1,854,688	29,897,571
*Genesee & Wyoming, Inc.	19,345	790,824
*GEO Group, Inc. (The)	24,965	538,745
*GeoEye, Inc.	10,200	352,104
*Gibraltar Industries, Inc.	14,600	157,534
Goodrich Corp.	26,399	1,923,695
Gorman-Rupp Co. (The)	6,195	185,478
*GP Strategies Corp.	6,806	51,385
Graco, Inc.	11,300	356,741
*Graftech International, Ltd.	50,400	790,272
Graham Corp.	3,500	56,455
*Grand Canyon Education, Inc.	11,200	271,824
#Granite Construction, Inc.	18,449	428,939
Great Lakes Dredge & Dock Corp.	28,779	161,162
*Greenbrier Cos., Inc.	11,735	153,259
*Griffon Corp.	31,524	427,465
*GT Solar International, Inc.	2,667	17,282
*H&E Equipment Services, Inc.	16,940	147,378
Hardinge, Inc.	3,558	30,101
Harsco Corp.	41,927	971,029
*Hawaiian Holdings, Inc.	26,022	156,132
Healthcare Services Group, Inc.	12,891	287,985

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Heartland Express, Inc.	36,321	$581,862
HEICO Corp.	5,050	199,626
HEICO Corp. Class A	11,152	322,070
Heidrick & Struggles International, Inc.	8,300	166,830
*Heritage-Crystal Clean, Inc.	1,304	10,849
*Herley Industries, Inc.	6,410	99,227
Herman Miller, Inc.	15,000	258,000
#*Hertz Global Holdings, Inc.	151,857	1,782,801
*Hexcel Corp.	44,600	833,574
*Hill International, Inc.	16,642	76,553
HNI Corp.	18,748	484,448
#*Hoku Corp.	20,003	63,410
Honeywell International, Inc.	92,187	3,951,135
#Horizon Lines, Inc.	13,400	62,176
Houston Wire & Cable Co.	6,233	75,232
*Hub Group, Inc. Class A	14,900	479,035
Hubbell, Inc. Class A	1,612	73,773
Hubbell, Inc. Class B	23,433	1,105,803
*Hudson Highland Group, Inc.	12,218	54,370
*Hurco Cos., Inc.	2,600	43,836
*Huron Consulting Group, Inc.	10,900	223,777
#*Huttig Building Products, Inc.	2,588	2,614
*ICF International, Inc.	7,837	180,251
*Identive Group, Inc.	3,323	5,317
#IDEX Corp.	40,383	1,299,121
*IESI-BFC, Ltd.	4,454	100,260
*IHS, Inc.	11,013	697,233
*II-VI, Inc.	12,400	425,072
Illinois Tool Works, Inc.	61,977	2,696,000
#Ingersoll-Rand P.L.C.	103,643	3,882,467
#*Innerworkings, Inc.	21,749	150,503
*Innotrac Corp.	1,251	1,401
*Innovative Solutions & Support, Inc.	10,181	61,391
*Insituform Technologies, Inc.	18,800	430,520
Insteel Industries, Inc.	9,228	85,728
*Integrated Electrical Services, Inc.	5,398	19,703
Interface, Inc. Class A	22,741	282,671
*Interline Brands, Inc.	16,334	295,482
International Shipholding Corp.	3,301	82,327
*Intersections, Inc.	6,707	33,133
#Iron Mountain, Inc.	55,620	1,316,525
ITT Industries, Inc.	32,245	1,519,384
J.B. Hunt Transport Services, Inc.	23,547	835,683
*Jacobs Engineering Group, Inc.	39,846	1,457,168
#*JetBlue Airways Corp.	172,533	1,109,387
John Bean Technologies Corp.	8,678	136,331
Joy Global, Inc.	15,867	942,024
*Kadant, Inc.	7,600	148,124
Kaman Corp. Class A	12,895	294,522
*Kansas City Southern	44,235	1,623,424
Kaydon Corp.	17,532	666,041
KBR, Inc.	61,023	1,365,695
*Kelly Services, Inc. Class A	25,400	375,920
*Kelly Services, Inc. Class B	319	4,785
Kennametal, Inc.	41,399	1,133,919
*Key Technology, Inc.	1,670	20,057
*Kforce, Inc.	18,727	253,002
Kimball International, Inc. Class B	12,755	79,591
#*Kirby Corp.	26,973	1,036,842
Knight Transportation, Inc.	33,400	698,728
Knoll, Inc.	13,006	182,474

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Korn/Ferry International	22,700	$318,935
*Kratos Defense & Security Solutions, Inc.	7,318	80,937
L.S. Starrett Co. Class A	1,841	17,490
L-3 Communications Holdings, Inc.	24,657	1,800,947
*LaBarge, Inc.	10,222	128,082
*Ladish Co., Inc.	8,664	254,808
Landstar System, Inc.	10,829	439,008
Lawson Products, Inc.	4,705	83,796
*Layne Christensen Co.	8,501	214,310
*LB Foster Co.	4,914	150,270
*LECG Corp.	8,048	17,223
#Lennox International, Inc.	21,623	944,276
*LGL Group, Inc.	300	3,762
Lincoln Electric Holdings, Inc.	22,100	1,220,362
Lindsay Corp.	6,000	208,680
*LMI Aerospace, Inc.	5,500	94,710
Lockheed Martin Corp.	46,459	3,491,394
LSI Industries, Inc.	17,359	91,308
*Lydall, Inc.	7,765	55,520
*M&F Worldwide Corp.	9,051	255,057
*Magnetek, Inc.	4,284	4,584
*Manitex International, Inc.	2,000	4,180
#Manitowoc Co., Inc. (The)	63,201	654,762
Manpower, Inc.	29,930	1,436,041
*Marten Transport, Ltd.	11,500	261,280
Masco Corp.	137,200	1,410,416
#*MasTec, Inc.	36,735	390,126
*McDermott International, Inc.	34,078	801,174
McGrath Rentcorp	12,898	300,781
*Metalico, Inc.	29,181	122,268
Met-Pro Corp.	8,586	88,522
*MFRI, Inc.	2,100	13,178
#*Microvision, Inc.	15,000	42,450
*Middleby Corp.	7,445	428,162
Miller Industries, Inc.	4,846	64,791
#Mine Safety Appliances Co.	14,020	351,201
*Mobile Mini, Inc.	18,512	317,296
#*Monster Worldwide, Inc.	59,461	815,805
*Moog, Inc.	20,652	739,548
*Moog, Inc. Class B.	1,914	68,330
MSC Industrial Direct Co., Inc. Class A	8,120	409,167
Mueller Industries, Inc.	19,030	470,422
Mueller Water Products, Inc.	72,896	277,005
Multi-Color Corp.	4,103	53,585
*MYR Group, Inc.	11,200	188,272
NACCO Industries, Inc. Class A	3,123	278,072
*National Technical Systems, Inc.	4,603	39,126
*Navigant Consulting, Inc.	23,122	227,520
*Navistar International Corp.	24,253	1,254,123
*NCI Building Systems, Inc.	6,376	60,381
*NN, Inc.	6,925	40,788
#Nordson Corp.	11,950	753,448
Norfolk Southern Corp.	69,272	3,897,935
Northrop Grumman Corp.	55,823	3,273,461
*Northwest Pipe Co.	4,579	83,200
*Ocean Power Technologies, Inc.	4,115	22,715
*Old Dominion Freight Line, Inc.	18,050	711,712
Omega Flex, Inc.	3,648	51,729
*On Assignment, Inc.	17,000	82,110
*Orbital Sciences Corp.	28,695	420,095
*Orion Energy Systems, Inc.	7,858	25,460

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*Orion Marine Group, Inc.	6,200	$77,004
#*Oshkosh Corp.	34,800	1,196,424
Otter Tail Corp.	13,834	284,289
*Owens Corning	68,000	2,140,640
*P.A.M. Transportation Services, Inc.	3,900	57,018
#Paccar, Inc.	45,878	2,102,130
*Pacer International, Inc.	13,374	110,202
Pall Corp.	11,452	437,924
*Paragon Technologies, Inc.	400	996
Parker Hannifin Corp.	19,233	1,194,754
*Park-Ohio Holdings Corp.	6,029	81,693
*Patrick Industries, Inc.	1,003	1,815
*Patriot Transportation Holding, Inc.	853	64,785
Pentair, Inc.	45,420	1,553,364
*PGT, Inc.	10,151	26,393
*Pike Electric Corp.	18,532	174,015
*Pinnacle Airlines Corp.	9,721	53,952
#Pitney Bowes, Inc.	31,767	775,432
*Plug Power, Inc.	7,845	3,658
*PMFG, Inc.	5,734	106,136
#*Polypore International, Inc.	21,441	526,591
Portec Rail Products, Inc.	2,768	32,136
*Powell Industries, Inc.	5,313	174,585
*Power-One, Inc.	34,544	429,382
*PowerSecure International, Inc.	14,370	150,454
Precision Castparts Corp.	17,318	2,116,086
Preformed Line Products Co.	1,549	50,281
*PRGX Global, Inc.	8,000	44,080
Providence & Worcester Railroad Co.	695	8,333
*Quality Distribution, Inc.	15,493	104,733
Quanex Building Products Corp.	18,459	324,694
*Quanta Services, Inc.	80,015	1,718,722
R. R. Donnelley & Sons Co.	81,266	1,370,957
Raven Industries, Inc.	6,913	242,162
Raytheon Co.	48,220	2,231,139
*RBC Bearings, Inc.	8,364	256,524
*RCM Technologies, Inc.	4,771	24,475
Regal-Beloit Corp.	18,126	1,102,605
#*Republic Airways Holdings, Inc.	7,510	46,938
Republic Services, Inc.	67,666	2,155,839
*Resources Connection, Inc.	35,404	459,898
Robbins & Myers, Inc.	16,258	385,640
#Robert Half International, Inc.	25,459	641,058
Rockwell Automation, Inc.	20,539	1,112,187
#Rockwell Collins, Inc.	22,636	1,293,874
Rollins, Inc.	22,656	494,807
Roper Industries, Inc.	25,088	1,568,000
*RSC Holdings, Inc.	47,000	367,540
*Rush Enterprises, Inc. Class A	12,700	189,738
*Rush Enterprises, Inc. Class B	2,881	37,712
Ryder System, Inc.	26,300	1,148,521
*Saia, Inc.	5,475	82,672
*Sauer-Danfoss, Inc.	19,841	295,631
Schawk, Inc.	13,395	198,648
*School Specialty, Inc.	8,838	169,424
Seaboard Corp.	279	423,522
Servotronics, Inc.	389	3,520
*SFN Group, Inc.	23,081	172,877
*Shaw Group, Inc.	40,855	1,308,994
#*Ship Finance International, Ltd.	35,614	678,803
SIFCO Industries, Inc.	1,710	17,528

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#Simpson Manufacturing Co., Inc.	25,015	$645,137
#SkyWest, Inc.	46,330	576,808
*SL Industries, Inc.	4,724	64,435
Southwest Airlines Co.	278,888	3,360,600
*Sparton Corp.	3,325	18,952
*Spherix, Inc.	600	786
*Spire Corp.	3,300	12,771
#*Spirit Aerosystems Holdings, Inc.	53,235	1,083,332
SPX Corp.	24,874	1,481,495
*Standard Parking Corp.	6,550	111,743
#Standard Register Co.	9,133	30,322
Standex International Corp.	6,250	187,625
*Stanley, Inc.	9,500	354,825
Steelcase, Inc. Class A	41,712	288,230
#*Stericycle, Inc.	14,005	882,315
*Sterling Construction Co., Inc.	7,176	88,911
Sun Hydraulics, Inc.	6,229	160,646
#*SunPower Corp. Class A	16,175	201,055
*SunPower Corp. Class B	8,746	100,929
Superior Uniform Group, Inc.	5,000	51,000
*Supreme Industries, Inc.	2,169	5,401
*SYKES Enterprises, Inc.	17,838	282,732
*Sypris Solutions, Inc.	6,287	22,193
#TAL International Group, Inc.	15,484	417,139
*Taser International, Inc.	23,105	94,730
*Team, Inc.	8,431	119,720
*Tech/Ops Sevcon, Inc.	613	3,065
Technology Research Corp.	1,300	6,721
*Tecumseh Products Co. Class A	5,400	69,876
*Tecumseh Products Co. Class B	1,327	15,168
*Teledyne Technologies, Inc.	14,969	614,178
Tennant Co.	9,300	348,936
#*Terex Corp.	55,010	1,085,897
*Tetra Tech, Inc.	21,805	457,251
#Textainer Group Holdings, Ltd.	21,900	597,870
#Textron, Inc.	82,973	1,722,519
*Thomas & Betts Corp.	27,800	1,101,992
Timken Co.	50,156	1,686,245
#Titan International, Inc.	18,934	207,895
#*Titan Machinery, Inc.	7,927	113,118
Todd Shipyards Corp.	2,138	32,498
Toro Co.	13,934	725,265
Towers Watson & Co.	16,420	730,854
*Track Data Corp.	12	1,068
*Trailer Bridge, Inc.	3,541	11,544
TransDigm Group, Inc.	19,775	1,071,212
*TRC Cos., Inc.	8,126	25,597
Tredegar Industries, Inc.	12,571	216,975
*Trex Co., Inc.	6,200	134,540
*Trimas Corp.	15,236	181,918
#Trinity Industries, Inc.	39,600	806,652
#Triumph Group, Inc.	9,248	701,923
*TrueBlue, Inc.	20,686	266,229
*Tufco Technologies, Inc.	510	1,612
*Tutor Perini Corp.	24,439	471,184
Twin Disc, Inc.	8,900	114,988
Tyco International, Ltd.	78,612	3,009,267
*U.S. Home Systems, Inc.	900	2,412
#*UAL Corp.	65,119	1,545,925
#*Ultralife Corp.	5,395	24,817
UniFirst Corp.	7,910	347,724

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Union Pacific Corp.	89,754	$6,701,931
*United Capital Corp.	2,810	69,828
United Parcel Service, Inc.	90,218	5,864,170
*United Rentals, Inc.	30,100	396,718
*United Stationers, Inc.	11,700	633,555
United Technologies Corp.	108,520	7,715,772
#Universal Forest Products, Inc.	9,709	300,688
*Universal Security Instruments, Inc.	266	1,516
*Universal Truckload Services, Inc.	7,458	113,287
*UQM Technologies, Inc.	5,700	20,634
*URS Corp.	32,769	1,323,540
#*US Airways Group, Inc.	66,890	725,756
US Ecology, Inc.	6,475	95,765
*USA Truck, Inc.	5,798	95,029
*USG Corp.	49,849	599,185
UTi Worldwide, Inc.	50,300	734,883
Valmont Industries, Inc.	10,500	746,025
*Valpey Fisher Corp.	783	1,566
*Versar, Inc.	3,338	8,912
Viad Corp.	10,292	204,811
*Vicor Corp.	11,100	174,714
Virco Manufacturing Corp.	5,490	16,141
#*Vishay Precision Group, Inc.	9,993	126,411
*Volt Information Sciences, Inc.	9,150	81,710
VSE Corp.	1,800	63,918
W.W. Grainger, Inc.	8,808	986,584
#*Wabash National Corp.	13,700	114,669
Wabtec Corp.	18,600	829,746
*Waste Connections, Inc.	39,228	1,497,333
Waste Management, Inc.	58,963	2,001,794
#Watsco, Inc. Class A	11,380	633,980
Watsco, Inc. Class B	2,200	122,650
Watts Water Technologies, Inc.	15,900	511,980
*WCA Waste Corp.	5,500	23,430
#Werner Enterprises, Inc.	35,809	824,681
*WESCO International, Inc.	21,510	772,854
*Willdan Group, Inc.	2,050	5,125
*Willis Lease Finance Corp.	2,883	27,475
Woodward Governor Co.	26,139	790,443

Total Industrials		325,160,371

Information Technology — (14.9%)
*3PAR, Inc.	6,062	61,226
Accenture, Ltd.	80,705	3,199,146
*ACI Worldwide, Inc.	13,155	255,207
*Acme Packet, Inc.	21,299	601,910
*Acorn Energy, Inc.	4,000	20,440
*Actel Corp.	12,844	188,293
*ActivIdentity Corp.	17,315	33,937
Activision Blizzard, Inc.	211,611	2,513,939
*Actuate Corp.	17,958	85,480
*Acxiom Corp.	42,161	646,750
*ADC Telecommunications, Inc.	37,570	478,266
*ADDvantage Technologies Group, Inc.	600	1,692
*Adept Technology, Inc.	1,100	5,390
*Adobe Systems, Inc.	63,392	1,820,618
*ADPT Corp.	61,020	186,111
#Adtran, Inc.	24,687	779,615
*Advanced Analogic Technologies, Inc.	17,653	56,313
*Advanced Energy Industries, Inc.	21,210	373,508
#*Advanced Micro Devices, Inc.	110,600	828,394

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Advent Software, Inc.	9,039	$463,339
*Aehr Test Systems	2,798	4,225
*Aetrium, Inc.	2,075	6,080
*Agilent Technologies, Inc.	48,690	1,359,912
Agilysys, Inc.	11,000	87,230
*Akamai Technologies, Inc.	25,475	977,221
#*Alliance Data Systems Corp.	10,704	615,266
#Altera Corp.	50,502	1,399,915
*Amdocs, Ltd.	78,099	2,134,446
American Software, Inc. Class A	11,887	59,673
*Amkor Technology, Inc.	72,484	418,233
Amphenol Corp.	27,919	1,250,771
*Amtech Systems, Inc.	3,400	34,204
*Anadigics, Inc.	33,000	144,870
Analog Devices, Inc.	46,253	1,374,177
*Analysts International Corp.	148	354
*Anaren, Inc.	7,381	116,767
#*Anixter International, Inc.	17,000	821,440
*Ansys, Inc.	21,907	984,720
*AOL, Inc.	52,529	1,098,907
*Apple, Inc.	115,302	29,661,439
Applied Materials, Inc.	170,131	2,007,546
#*Applied Micro Circuits Corp.	33,651	402,466
*ArcSight, Inc.	4,500	112,545
*Ariba, Inc.	37,369	596,783
*Arris Group, Inc.	63,747	594,122
*Arrow Electronics, Inc.	53,689	1,330,950
*Art Technology Group, Inc.	54,775	197,190
#*Aruba Networks, Inc.	26,758	454,351
*Aspen Technology, Inc.	19,100	208,763
Astro-Med, Inc.	1,306	9,051
#*Atheros Communications, Inc.	27,947	738,919
*Atmel Corp.	186,785	976,886
*ATMI, Inc.	14,625	217,035
*AuthenTec, Inc.	13,190	26,908
*Authentidate Holding Corp.	652	509
*Autobytel, Inc.	1,335	1,402
*Autodesk, Inc.	39,053	1,153,626
Automatic Data Processing, Inc.	63,670	2,627,661
*Aviat Networks, Inc.	26,895	108,656
*Avid Technology, Inc.	18,577	240,201
*Avnet, Inc.	57,700	1,451,155
AVX Corp.	91,360	1,286,349
*Aware, Inc.	8,951	22,378
*Axcelis Technologies, Inc.	9,824	16,406
*AXT, Inc.	12,067	71,075
Bel Fuse, Inc. Class A	1,700	38,675
Bel Fuse, Inc. Class B	4,851	114,387
*Benchmark Electronics, Inc.	33,944	566,865
*BigBand Networks, Inc.	27,668	86,324
Black Box Corp.	14,200	432,248
Blackbaud, Inc.	13,623	322,729
#*Blackboard, Inc.	13,600	516,392
#*Blue Coat Systems, Inc.	17,433	381,783
*BMC Software, Inc.	29,212	1,039,363
*Bottomline Technologies, Inc.	10,403	147,411
*Brightpoint, Inc.	33,635	266,389
Broadcom Corp.	55,765	2,009,213
Broadridge Financial Solutions, Inc.	53,667	1,089,440
*Brocade Communications Systems, Inc.	192,375	952,256
*Brooks Automation, Inc.	30,269	230,952

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Bsquare Corp.	2,962	$9,212
CA, Inc.	60,585	1,185,043
*Cabot Microelectronics Corp.	11,711	382,833
*CACI International, Inc.	15,300	719,406
*Cadence Design Systems, Inc.	62,193	432,863
*CalAmp Corp.	4,036	9,242
*Callidus Software, Inc.	11,311	40,154
*Cascade Microtech, Inc.	3,830	17,503
Cass Information Systems, Inc.	3,522	122,354
*Cavium Networks, Inc.	3,690	99,003
*CEVA, Inc.	9,800	125,146
*Checkpoint Systems, Inc.	20,500	409,385
*China Information Security Technology, Inc.	327	1,913
*Chyron International Corp.	2,207	4,017
*Ciber, Inc.	33,531	111,658
#*Ciena Corp.	36,742	480,953
*Cinedigm Digital Cinema Corp.	4,202	7,858
#*Cirrus Logic, Inc.	31,900	622,050
*Cisco Sytems, Inc.	715,134	16,498,141
*Citrix Systems, Inc.	29,395	1,617,313
*Clearfield, Inc.	4,000	9,640
*Cogent, Inc.	44,755	402,347
Cognex Corp.	19,137	356,905
*Cognizant Technology Solutions Corp.	37,908	2,068,260
*Cogo Group, Inc.	6,490	42,639
*Coherent, Inc.	13,150	486,813
Cohu, Inc.	11,168	175,114
*Comarco, Inc.	2,982	7,455
*CommScope, Inc.	47,404	964,197
Communications Systems, Inc.	6,955	71,358
*CommVault Systems, Inc.	6,595	122,139
Computer Sciences Corp.	57,810	2,620,527
*Computer Task Group, Inc.	5,550	44,400
*Compuware Corp.	111,994	916,111
*comScore, Inc.	11,872	235,184
*Comtech Telecommunications Corp.	13,562	292,532
*Comverge, Inc.	7,200	63,792
#*Concur Technologies, Inc.	19,147	886,123
*Concurrent Computer Corp.	3,152	16,249
*Conexant Systems, Inc.	30,500	62,830
#*Constant Contact, Inc.	4,020	78,350
*Convergys Corp.	60,296	673,506
CoreLogic, Inc.	51,743	1,036,412
Corning, Inc.	272,871	4,944,423
*CPI International, Inc.	7,615	107,143
*Cray, Inc.	14,374	95,731
*Cree, Inc.	28,088	1,989,754
*CSG Systems International, Inc.	13,744	259,212
*CSP, Inc.	709	3,006
#*CTC Media, Inc.	15,233	274,651
CTS Corp.	16,700	156,145
*CyberOptics Corp.	2,261	22,000
#*Cymer, Inc.	13,278	441,892
*Cypress Semiconductor Corp.	66,430	704,158
#Daktronics, Inc.	19,200	163,584
*Datalink Corp.	4,035	13,719
*Dataram Corp.	1,100	2,013
DDi Corp.	7,960	72,118
#*DealerTrack Holdings, Inc.	19,869	310,155
*Dell, Inc.	249,126	3,298,428
*Deltek, Inc.	10,952	82,140

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*DemandTec, Inc.	4,200	$28,266
*DG FastChannel, Inc.	11,501	438,533
*Dice Holdings, Inc.	24,041	197,136
Diebold, Inc.	34,059	974,769
*Digi International, Inc.	11,720	97,393
*Digimarc Corp.	2,426	50,121
#*Digital River, Inc.	19,239	505,793
*DigitalGlobe, Inc.	10,801	294,435
*Diodes, Inc.	17,907	316,596
*Ditech Networks, Inc.	1,700	2,074
*DivX, Inc.	14,780	112,476
*Dolby Laboratories, Inc.	8,920	566,152
*Dot Hill Systems Corp.	8,221	9,125
*DSP Group, Inc.	14,087	98,327
DST Systems, Inc.	18,304	751,928
*DTS, Inc.	6,666	238,110
*Dynamics Research Corp.	4,347	42,253
Earthlink, Inc.	50,151	442,833
*eBay, Inc.	165,701	3,464,808
#*Ebix, Inc.	13,800	229,218
#*Echelon Corp.	14,669	111,338
*EchoStar Corp.	18,934	361,639
*EDGAR Online, Inc.	1,100	1,298
*Edgewater Technology, Inc.	5,900	14,455
*EFJohnson Technologies, Inc.	4,312	6,425
*Elecsys Corp.	58	229
Electro Rent Corp.	12,323	170,057
*Electro Scientific Industries, Inc.	13,137	150,813
*Electronic Arts, Inc.	81,834	1,303,616
*Electronics for Imaging, Inc.	25,858	275,388
*eLoyalty Corp.	1,800	11,394
*EMC Corp.	260,475	5,154,800
#*EMCORE Corp.	11,711	10,560
*EMS Technologies, Inc.	7,645	127,213
*Emulex Corp.	41,063	357,248
*Endwave Corp.	2,100	6,027
*Entegris, Inc.	65,565	302,255
*Entorian Technologies, Inc.	666	1,332
*Entropic Communications, Inc.	25,900	202,797
*Epicor Software Corp.	30,279	234,359
*EPIQ Systems, Inc.	15,817	205,937
*ePlus, Inc.	3,060	54,805
#*Equinix, Inc.	12,938	1,209,832
*Euronet Worldwide, Inc.	21,823	342,621
*Exar Corp.	21,957	153,479
*ExlService Holdings, Inc.	11,957	222,759
*Extreme Networks	45,997	131,551
*F5 Networks, Inc.	22,800	2,002,524
FactSet Research Systems, Inc.	10,821	811,575
#Fair Isaac Corp.	24,076	574,213
*Fairchild Semiconductor Corp. Class A	59,166	537,227
*FalconStor Software, Inc.	13,600	41,752
*Faro Technologies, Inc.	8,990	184,924
#*FEI Co.	19,111	373,811
#Fidelity National Information Services, Inc.	113,438	3,252,267
#*Finisar Corp.	23,525	377,106
*First Solar, Inc.	10,800	1,354,860
*Fiserv, Inc.	37,540	1,880,754
*FLIR Systems, Inc.	21,376	636,150
#*FormFactor, Inc.	23,620	228,642
*Forrester Research, Inc.	8,977	289,778

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Frequency Electronics, Inc.	2,200	$11,220
*FSI International, Inc.	11,439	40,494
#*Gartner Group, Inc.	24,300	611,631
*Geeknet, Inc.	4,339	5,641
*Gerber Scientific, Inc.	11,854	68,042
*GigOptix, Inc.	87	190
*Global Cash Access, Inc.	29,291	120,386
Global Payments, Inc.	24,000	905,520
*Globecomm Systems, Inc.	10,627	87,460
*Glu Mobile, Inc.	500	655
*Google, Inc.	29,847	14,471,318
*GSE Systems, Inc.	2,084	8,419
*GSI Commerce, Inc.	25,120	565,702
*GSI Technology, Inc.	13,355	90,814
*GTSI Corp.	1,900	10,222
*Guidance Software, Inc.	6,118	29,183
*Hackett Group, Inc.	16,818	52,809
*Harmonic, Inc.	48,544	338,352
Harris Corp.	22,589	1,005,888
*Hauppauge Digital, Inc.	1,000	1,910
Heartland Payment Systems, Inc.	15,154	239,130
*Henry Bros. Electronics, Inc.	465	1,886
*Hewitt Associates, Inc. Class A	15,318	752,114
Hewlett-Packard Co.	291,252	13,409,242
*Hittite Microwave Corp.	7,700	353,892
*Hughes Communications, Inc.	8,262	207,211
*Hutchinson Technology, Inc.	10,577	40,193
*Hypercom Corp.	29,883	129,393
*I.D. Systems, Inc.	3,032	8,368
*IAC/InterActiveCorp.	63,530	1,588,250
*ICx Technologies, Inc.	16,300	125,347
*IEC Electronics Corp.	1,710	8,259
iGATE Corp.	22,081	391,938
#*iGo, Inc.	5,999	10,198
*Ikanos Communications, Inc.	21,067	36,867
*Imation Corp.	18,540	172,793
Imergent, Inc.	2,800	10,416
*Immersion Corp.	9,914	54,824
*Infinera Corp.	38,835	351,457
*Informatica Corp.	21,330	642,673
*InfoSpace, Inc.	18,094	141,676
*Ingram Micro, Inc.	86,310	1,426,704
*Innodata Isogen, Inc.	9,255	27,210
*Insight Enterprises, Inc.	37,007	539,192
*Integral Systems, Inc.	8,202	62,007
*Integrated Device Technology, Inc.	86,566	502,948
#*Integrated Silicon Solution, Inc.	12,878	110,751
Intel Corp.	671,946	13,842,088
*Intellicheck Mobilisa, Inc.	6,418	9,948
*Interactive Intelligence, Inc.	6,758	109,344
*InterDigital, Inc.	11,306	308,541
*Intermec, Inc.	28,738	301,749
*Internap Network Services Corp.	24,087	112,727
International Business Machines Corp.	150,711	19,351,292
*International Rectifier Corp.	37,017	722,942
*Internet Brands, Inc.	21,066	231,305
*Internet Capital Group, Inc.	17,547	147,746
*Interphase Corp.	700	1,134
#Intersil Corp.	61,400	697,504
*Intest Corp.	1,100	3,608
*Intevac, Inc.	10,700	117,700

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*IntriCon Corp.	1,974	$10,442
*Intuit, Inc.	39,200	1,558,200
*INX, Inc.	2,600	11,882
*iPass, Inc.	8,813	11,281
#*IPG Photonics Corp.	34,550	556,600
*Isilon Systems, Inc.	20,541	360,289
*Iteris, Inc.	3,700	5,550
*Itron, Inc.	19,490	1,268,214
*Ixia	31,269	343,334
*IXYS Corp.	16,609	146,657
#*j2 Global Communications, Inc.	17,570	413,422
Jabil Circuit, Inc.	107,500	1,559,825
Jack Henry & Associates, Inc.	34,521	876,833
*Jaco Electronics, Inc.	600	321
*JDA Software Group, Inc.	19,071	448,168
*JDS Uniphase Corp.	96,053	1,042,175
#*Juniper Networks, Inc.	63,224	1,756,363
Keithley Instruments, Inc.	6,065	65,441
*Kenexa Corp.	8,676	104,372
*KEY Tronic Corp.	3,600	18,900
Keynote Systems, Inc.	6,220	62,262
*KIT Digital, Inc.	9,200	90,068
KLA-Tencor Corp.	42,400	1,342,808
*Knot, Inc. (The)	15,977	131,491
*Kopin Corp.	29,389	110,797
*Kulicke & Soffa Industries, Inc.	26,200	176,064
*KVH Industries, Inc.	5,691	79,560
*L-1 Identity Solutions, Inc.	69,994	571,151
*Lam Research Corp.	23,500	991,465
*LaserCard Corp.	3,582	14,328
#*Lattice Semiconductor Corp.	70,322	390,990
*Lawson Software, Inc.	75,226	599,551
*LeCroy Corp.	4,000	21,520
Lender Processing Services, Inc.	16,068	513,212
#*Lexmark International, Inc.	31,806	1,168,870
*Limelight Networks, Inc.	40,497	172,112
#Linear Technology Corp.	38,640	1,231,843
*Lionbridge Technologies, Inc.	17,466	85,933
*Liquidity Services, Inc.	10,944	148,620
#*Littlefuse, Inc.	10,556	375,899
#*LogMeIn, Inc.	317	9,034
*LoJack Corp.	8,633	30,474
*LookSmart, Ltd.	3,520	5,280
*LoopNet, Inc.	13,267	151,774
#*Loral Space & Communications, Inc.	8,100	387,504
*LSI Corp.	225,189	907,512
*LTX-Credence Corp.	60,073	168,204
*Mace Security International, Inc.	2,000	1,160
#*Magma Design Automation, Inc.	18,600	60,264
*Manhattan Associates, Inc.	14,388	386,462
#*ManTech International Corp. Class A	11,070	438,926
Marchex, Inc.	13,700	63,842
*Marvell Technology Group, Ltd.	84,086	1,254,563
*Mastech Holdings, Inc.	925	3,413
#MasterCard, Inc. Class A	13,289	2,791,222
*Mattson Technology, Inc.	23,651	69,297
Maxim Integrated Products, Inc.	54,592	956,998
Maximus, Inc.	11,400	686,166
*Maxwell Technologies, Inc.	5,888	74,424
*McAfee, Inc.	24,200	801,020
*Measurement Specialties, Inc.	6,797	113,510

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Medidata Solutions, Inc.	400	$6,032
#*MEMC Electronic Materials, Inc.	82,242	786,234
*MEMSIC, Inc.	3,272	7,526
*Mentor Graphics Corp.	53,364	513,362
*Mercury Computer Systems, Inc.	11,200	147,840
Mesa Laboratories, Inc.	945	22,633
Methode Electronics, Inc.	17,500	186,900
Micrel, Inc.	24,802	241,075
#Microchip Technology, Inc.	28,381	864,201
#*Micron Technology, Inc.	320,589	2,333,888
*MICROS Systems, Inc.	32,408	1,159,558
*Microsemi Corp.	38,945	621,562
Microsoft Corp.	1,056,293	27,262,922
*MicroStrategy, Inc.	2,290	190,047
#*Microtune, Inc.	22,580	53,966
*Mindspeed Technologies, Inc.	6,942	49,080
*MIPS Technologies, Inc.	15,400	83,930
*MKS Instruments, Inc.	25,110	538,861
Mocon, Inc.	2,858	30,695
*ModusLink Global Solutions, Inc.	21,220	139,203
Molex, Inc.	14,500	285,795
Molex, Inc. Class A	31,500	532,350
#*MoneyGram International, Inc.	30,500	79,605
*Monolithic Power Systems, Inc.	13,978	246,292
*Monotype Imaging Holdings, Inc.	13,469	112,062
#*MoSys, Inc.	11,900	54,026
*Motorola, Inc.	398,339	2,983,559
*Move, Inc.	5,807	13,124
MTS Systems Corp.	6,908	199,848
*Multi-Fineline Electronix, Inc.	12,423	314,799
#*Nanometrics, Inc.	7,750	70,758
*NAPCO Security Technologies, Inc.	6,999	12,108
National Instruments Corp.	31,351	1,000,097
National Semiconductor Corp.	43,789	604,288
*NCI, Inc.	2,940	69,266
*NCR Corp.	63,825	874,402
*NetApp, Inc.	51,614	2,183,272
#*Netezza Corp.	23,400	362,700
*NETGEAR, Inc.	19,292	463,008
*NetLogic Microsystems, Inc.	25,013	739,384
*NetScout Systems, Inc.	16,452	260,764
#*NetSuite, Inc.	2,360	35,022
*Network Engines, Inc.	11,876	23,158
*Network Equipment Technologies, Inc.	13,081	40,813
*NeuStar, Inc.	29,908	694,763
*Newport Corp.	10,927	139,101
*Nextwave Wireless, Inc.	285	567
NIC, Inc.	15,586	115,648
*Novatel Wireless, Inc.	12,900	86,430
*Novell, Inc.	175,585	1,060,533
*Novellus Systems, Inc.	46,600	1,244,686
*Nu Horizons Electronics Corp.	6,900	23,736
#*Nuance Communications, Inc.	59,293	978,927
*NumereX Corp. Class A	2,362	11,999
*Nvidia Corp.	99,459	914,028
O.I. Corp.	876	6,771
*Occam Networks, Inc.	16,080	102,269
*Oclaro, Inc.	19,122	235,774
*OmniVision Technologies, Inc.	24,500	546,595
#*ON Semiconductor Corp.	142,101	959,182
*Online Resources Corp.	11,280	46,248

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Onvia, Inc.	2,442	$8,400
#*OpenTable, Inc.	3,516	157,165
*Openwave Systems, Inc.	24,966	50,681
*Oplink Communications, Inc.	10,000	161,100
OPNET Technologies, Inc.	8,512	129,723
*Opnext, Inc.	12,665	22,797
*Optical Cable Corp.	100	299
Oracle Corp.	595,998	14,089,393
*Orbcomm, Inc.	13,632	25,492
*OSI Systems, Inc.	9,300	258,447
*Overland Storage, Inc.	366	608
*PAR Technology Corp.	4,596	27,484
*Parametric Technology Corp.	46,080	826,675
Park Electrochemical Corp.	9,700	266,168
*ParkerVision, Inc.	2,905	2,557
#Paychex, Inc.	45,733	1,188,601
*PC Connection, Inc.	14,833	102,496
*PC Mall, Inc.	5,200	21,996
*PC-Tel, Inc.	12,027	76,131
*PDF Solutions, Inc.	10,402	42,648
#Pegasystems, Inc.	13,388	411,815
*Perceptron, Inc.	2,200	10,362
*Perficient, Inc.	14,546	125,823
*Performance Technologies, Inc.	3,800	8,550
*Pericom Semiconductor Corp.	13,848	126,571
*Pervasive Software, Inc.	7,272	34,906
*Phoenix Technologies, Ltd.	8,026	24,800
#*Photronics, Inc.	24,376	110,180
*Pixelworks, Inc.	2,500	8,275
*Planar Systems, Inc.	6,000	14,100
#Plantronics, Inc.	24,360	730,069
*Plexus Corp.	18,182	530,914
*PLX Technology, Inc.	15,800	60,356
*PMC - Sierra, Inc.	84,379	683,470
*Polycom, Inc.	34,500	1,023,960
#Power Integrations, Inc.	11,600	410,060
*Presstek, Inc.	15,222	40,186
•*Price Communications Liquidation Trust	5,700	779
*Progress Software Corp.	16,847	503,725
*PROS Holdings, Inc.	2,484	17,562
QAD, Inc.	11,195	46,683
*QLogic Corp.	49,800	792,816
QUALCOMM, Inc.	204,477	7,786,484
Qualstar Corp.	3,826	6,810
*Quantum Corp.	82,041	131,266
*Quest Software, Inc.	44,260	892,282
*QuickLogic Corp.	8,175	28,040
#*Rackspace Hosting, Inc.	24,748	462,788
*Radiant Systems, Inc.	13,400	190,414
*RadiSys Corp.	11,600	114,492
*RAE Systems, Inc.	6,100	4,523
*Rainmaker Systems, Inc.	4,893	5,823
*Rambus, Inc.	24,904	489,364
*Ramtron International Corp.	9,024	31,133
*RealNetworks, Inc.	65,193	216,441
#*Red Hat, Inc.	31,293	1,006,070
*Reis, Inc.	6,081	40,804
*Relm Wireless Corp.	4,000	9,680
Renaissance Learning, Inc.	9,888	137,443
*RF Micro Devices, Inc.	108,247	451,390
*RF Monolithics, Inc.	2,900	3,770

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Richardson Electronics, Ltd.	7,321	$69,916
#*RightNow Technologies, Inc.	7,711	121,988
*Rimage Corp.	4,568	77,108
#*Riverbed Technology, Inc.	14,419	534,801
*Rofin-Sinar Technologies, Inc.	15,400	324,324
*Rogers Corp.	8,164	252,676
*Rosetta Stone, Inc.	9,800	210,014
#*Rovi Corp.	44,318	1,972,151
#*Rubicon Technology, Inc.	7,767	234,952
#*Rudolph Technologies, Inc.	15,106	130,516
*S1 Corp.	34,738	203,912
*Saba Software, Inc.	10,704	52,557
#*SAIC, Inc.	7,820	130,047
*Salary.com, Inc.	5,600	16,464
#*Salesforce.com, Inc.	18,300	1,810,785
*Sandisk Corp.	79,130	3,457,981
*Sanmina-SCI Corp.	38,485	483,756
Sapient Corp.	53,468	588,148
*SAVVIS, Inc.	16,110	284,019
*ScanSource, Inc.	13,259	365,683
*Scientific Learning Corp.	3,436	17,936
*SeaChange International, Inc.	16,408	147,016
*Seagate Technology	72,675	912,071
*Semtech Corp.	24,518	426,123
#Servidyne, Inc.	115	288
*ShoreTel, Inc.	17,116	85,580
#*Sigma Designs, Inc.	15,248	156,140
#*Silicon Graphics International Corp.	14,500	113,100
*Silicon Image, Inc	36,781	156,687
*Silicon Laboratories, Inc.	18,600	744,930
*Skyworks Solutions, Inc.	81,501	1,428,713
*Smart Modular Technologies (WWH), Inc.	31,585	170,875
*Smith Micro Software, Inc.	18,669	183,516
Solera Holdings, Inc.	19,065	724,089
#*Sonic Solutions, Inc.	13,500	106,245
*Sonus Networks, Inc.	128,602	370,374
*Soundbite Communications, Inc.	400	1,140
*Sourcefire, Inc.	8,200	174,988
*Spansion, Inc. Class A	10,933	183,893
*Spark Networks, Inc.	5,400	17,928
*Spectrum Control, Inc.	6,006	90,631
*SRA International, Inc.	21,795	484,285
*SRS Labs, Inc.	4,682	43,543
*Stamps.com, Inc.	6,012	65,771
#*Standard Microsystems Corp.	11,204	246,712
*StarTek, Inc.	5,510	25,456
#*STEC, Inc.	20,157	314,449
#*Stratasys, Inc.	9,500	215,745
*Stream Global Services, Inc.	1,303	5,759
*SuccessFactors, Inc.	26,119	530,477
#*Super Micro Computer, Inc.	13,603	196,427
#*SuperMedia, Inc.	82	1,729
#*Supertex, Inc.	5,953	154,421
*Support.com, Inc.	22,395	92,491
•*Sybase, Inc.	25,902	1,683,630
Sycamore Networks, Inc.	15,630	363,866
*Symantec Corp.	100,100	1,298,297
*Symmetricom, Inc.	20,664	110,139
#*Synaptics, Inc.	13,500	422,550
*Synchronoss Technologies, Inc.	11,535	224,817
*SYNNEX Corp.	17,300	456,547

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Synopsys, Inc.	56,441	$1,232,671
Syntel, Inc.	8,474	349,637
#*Take-Two Interactive Software, Inc.	40,891	419,133
#*Taleo Corp.	15,678	385,679
*Tech Data Corp.	26,869	1,062,938
Technitrol, Inc.	13,268	52,939
*TechTarget, Inc.	14,149	81,923
*TechTeam Global, Inc.	3,366	20,735
*Tekelec	33,728	476,914
*TeleCommunication Systems, Inc.	15,000	53,850
*TeleTech Holdings, Inc.	23,580	327,762
Tellabs, Inc.	195,482	1,364,464
*Telular Corp.	4,261	13,422
*Teradata Corp.	26,703	849,155
#*Teradyne, Inc.	73,022	785,717
*Terremark Worldwide, Inc.	20,956	188,185
Tessco Technologies, Inc.	5,682	80,230
*Tessera Technologies, Inc.	25,173	427,438
Texas Instruments, Inc.	155,650	3,842,998
TheStreet.com, Inc.	11,717	35,854
*THQ, Inc.	31,500	143,640
*TIBCO Software, Inc.	72,869	988,104
*Tier Technologies, Inc.	8,000	52,560
#*TiVo, Inc.	22,477	192,853
*TNS, Inc.	4,690	92,158
*Tollgrade Communications, Inc.	2,700	17,955
Total System Services, Inc.	79,456	1,184,689
*Transact Technologies, Inc.	3,300	23,232
#*TranSwitch Corp.	131	310
*Travelzoo, Inc.	4,048	62,987
*Trident Microsystems, Inc.	13,500	24,165
*Trimble Navigation, Ltd.	45,500	1,290,835
*Trio-Tech International	255	1,021
*Triquint Semiconductor, Inc.	77,541	537,359
*TSR, Inc.	421	935
*TTM Technologies, Inc.	31,978	327,774
Tyco Electronics, Ltd.	76,072	2,053,944
#*Tyler Technologies, Inc.	17,136	281,544
#*Ultimate Software Group, Inc.	3,384	109,168
*Ultra Clean Holdings, Inc.	7,757	84,008
*Ultratech, Inc.	11,132	201,155
*Unica Corp.	7,518	67,061
*Unisys Corp.	16,369	442,127
United Online, Inc.	40,678	257,085
*Universal Display Corp.	8,486	174,896
*UTStarcom, Inc.	54,737	116,590
#*ValueClick, Inc.	34,308	375,673
*Varian Semiconductor Equipment Associates, Inc.	30,165	852,463
#*Veeco Instruments, Inc.	18,887	817,807
*VeriFone Systems, Inc.	17,677	386,773
*VeriSign, Inc.	31,460	885,599
#*Vertro, Inc.	2,500	1,350
#*Viasat, Inc.	17,411	629,234
*Viasystems Group, Inc.	1,387	21,388
*Vicon Industries, Inc.	600	2,604
*Video Display Corp.	2,312	9,710
*Virage Logic Corp.	9,153	109,378
#Virnetx Holding Corp.	16,186	99,544
*Virtusa Corp.	11,354	121,034
Visa, Inc.	62,680	4,597,578
*Vishay Intertechnology, Inc.	139,910	1,187,836

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*VistaPrint NV	21,592	$713,616
*VMware, Inc. Class A	13,501	1,046,733
*Vocus, Inc.	6,989	113,851
#*Volterra Semiconductor Corp.	7,600	171,152
*Wave Systems Corp. Class A	1,900	6,156
Wayside Technology Group, Inc.	1,500	15,015
*Web.com Group, Inc.	11,031	36,513
*WebMD Health Corp.	23,511	1,087,854
*Websense, Inc.	12,810	237,754
*Western Digital Corp.	46,433	1,225,367
Western Union Co. (The)	85,089	1,380,994
*Wireless Telecom Group, Inc.	3,316	2,453
*WPCS International, Inc.	2,200	5,456
*Wright Express Corp.	15,400	538,846
Xerox Corp.	355,667	3,464,197
#Xilinx, Inc.	35,947	1,003,640
*X-Rite, Inc.	30,863	114,193
*Yahoo!, Inc.	236,604	3,284,064
*Zebra Technologies Corp. Class A	22,964	630,132
*Zix Corp.	22,690	51,733
*Zoran Corp.	27,120	233,232
*Zygo Corp.	7,471	61,860

Total Information Technology		422,047,292

Materials — (4.3%)
A. Schulman, Inc.	14,326	280,646
*A.M. Castle & Co.	10,755	158,851
*AEP Industries, Inc.	2,600	75,140
Air Products & Chemicals, Inc.	24,945	1,810,508
Airgas, Inc.	26,700	1,743,243
AK Steel Holding Corp.	43,170	603,948
Albemarle Corp.	28,547	1,245,220
#Alcoa, Inc.	182,004	2,032,985
#Allegheny Technologies, Inc.	27,906	1,328,605
*Allied Nevada Gold Corp.	18,650	321,712
#AMCOL International Corp.	12,703	380,582
*American Pacific Corp.	2,200	10,450
American Vanguard Corp.	12,812	109,543
AptarGroup, Inc.	25,143	1,082,909
*Arabian American Development Co.	4,616	11,448
Arch Chemicals, Inc.	12,100	414,667
Ashland, Inc.	34,659	1,762,410
Balchem Corp.	9,978	263,905
Ball Corp.	16,600	966,784
Bemis Co., Inc.	53,701	1,608,882
*Boise, Inc.	41,675	249,633
*Brush Engineered Materials, Inc.	10,100	240,885
*Buckeye Technologies, Inc.	19,800	224,730
Cabot Corp.	35,632	1,051,144
*Calgon Carbon Corp.	22,500	297,900
*Capital Gold Corp.	3,216	11,996
Carpenter Technology Corp.	19,850	693,758
Celanese Corp. Class A	22,399	629,188
#*Century Aluminum Co.	44,753	466,774
CF Industries Holdings, Inc.	10,431	846,893
*Chemtura Corp.	30,600	13,158
*Clearwater Paper Corp.	5,500	338,965
Cliffs Natural Resources, Inc.	27,994	1,583,621
*Coeur d’Alene Mines Corp.	37,093	564,926
*Commercial Metals Co.	57,299	824,533
Compass Minerals International, Inc.	7,752	547,989

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Continental Materials Corp.	100	$1,154
*Core Molding Technologies, Inc.	1,400	7,854
*Crown Holdings, Inc.	25,100	698,533
Cytec Industries, Inc.	24,813	1,238,665
Deltic Timber Corp.	4,996	228,717
#Domtar Corp.	21,287	1,245,290
Dow Chemical Co. (The)	195,809	5,351,460
E.I. du Pont de Nemours & Co.	113,143	4,601,526
Eagle Materials, Inc.	17,511	428,319
Eastman Chemical Co.	22,900	1,434,456
Ecolab, Inc.	29,548	1,445,193
*Ferro Corp.	43,642	465,660
#*Flotek Industries, Inc.	2,019	2,362
FMC Corp.	11,322	707,512
Freeport-McMoRan Copper & Gold, Inc. Class B	53,424	3,821,953
Friedman Industries, Inc.	5,521	30,918
#*General Moly, Inc.	27,000	89,640
#*Georgia Gulf Corp.	16,783	257,619
*Globe Specialty Metals, Inc.	28,488	328,467
*Graphic Packaging Holding Co.	171,463	600,120
Greif, Inc. Class A	11,500	685,745
Greif, Inc. Class B	6,992	400,991
H.B. Fuller Co.	23,912	488,761
#Hawkins, Inc.	4,410	143,149
Haynes International, Inc.	5,983	201,388
*Headwaters, Inc.	28,792	99,620
#*Hecla Mining Co.	117,148	578,711
*Horsehead Holding Corp.	20,911	160,178
Huntsman Corp.	117,794	1,233,303
Innophos Holdings, Inc.	12,373	362,653
*Innospec, Inc.	11,397	125,367
International Flavors & Fragrances, Inc.	14,700	667,086
International Paper Co.	93,644	2,266,185
#*Intrepid Potash, Inc.	29,400	711,480
Kaiser Aluminum Corp.	9,435	386,835
*KapStone Paper & Packaging Corp.	22,800	260,832
KMG Chemicals, Inc.	4,190	63,562
Koppers Holdings, Inc.	6,843	169,980
#*Kronos Worldwide, Inc.	15,063	351,119
*Landec Corp.	12,427	80,154
*Limoneira Co.	958	17,474
*Louisiana-Pacific Corp.	62,965	458,385
*LSB Industries, Inc.	10,014	145,103
Lubrizol Corp.	22,014	2,058,089
#Martin Marietta Materials, Inc.	7,650	653,310
*Material Sciences Corp.	3,017	13,426
MeadWestavco Corp.	62,700	1,502,292
#*Mercer International, Inc.	16,408	88,111
#*Metalline Mining Co.	500	395
Minerals Technologies, Inc.	10,300	537,351
*Mines Management, Inc.	6,598	10,227
*Mod-Pac Corp.	400	1,672
#Monsanto Co.	64,570	3,734,729
Mosaic Co. (The)	54,287	2,586,776
Myers Industries, Inc.	18,786	148,597
Nalco Holding Co.	62,789	1,531,424
*Nanophase Technologies Corp.	700	945
Neenah Paper, Inc.	7,400	132,756
NewMarket Corp.	6,000	643,140
Newmont Mining Corp.	60,126	3,361,043
NL Industries, Inc.	22,726	192,262

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Northern Technologies International Corp.	966	$13,051
Nucor Corp.	57,136	2,236,303
Olin Corp.	37,764	766,609
Olympic Steel, Inc.	5,150	130,964
*OM Group, Inc.	14,461	390,447
*Omnova Solutions, Inc.	13,584	105,955
*Owens-Illinois, Inc.	24,800	685,720
P.H. Glatfelter Co.	22,162	253,312
Packaging Corp. of America	38,395	921,480
*Pactiv Corp.	51,354	1,562,189
*Penford Corp.	8,423	46,663
*PolyOne Corp.	38,520	397,141
PPG Industries, Inc.	33,533	2,329,538
#Praxair, Inc.	36,343	3,155,299
Quaker Chemical Corp.	5,240	184,762
*Ready Mix, Inc.	300	525
Reliance Steel & Aluminum Co.	37,402	1,469,151
*Rock of Ages Corp.	500	2,018
Rock-Tenn Co. Class A	19,069	1,014,852
*Rockwood Holdings, Inc.	34,198	998,924
Royal Gold, Inc.	16,109	710,890
RPM International, Inc.	53,028	995,336
*RTI International Metals, Inc.	14,505	411,652
Schnitzer Steel Industries, Inc. Class A	10,581	484,821
Schweitzer-Maudoit International, Inc.	7,800	412,854
#Scotts Miracle-Gro Co. Class A (The)	15,997	771,855
Sealed Air Corp.	60,920	1,317,700
*Senomyx, Inc.	9,098	40,577
Sensient Technologies Corp.	24,600	724,716
#Sigma-Aldrich Corp.	19,829	1,112,407
Silgan Holdings, Inc.	31,080	883,294
*Solitario Exploration & Royalty Corp.	1,700	3,247
*Solutia, Inc.	51,737	730,009
Sonoco Products Co.	37,676	1,232,005
Southern Copper Corp.	102,838	3,230,142
*Spartech Corp.	15,385	160,927
Steel Dynamics, Inc.	87,921	1,259,029
Stepan Co.	4,184	276,186
#*Stillwater Mining Co.	41,220	567,599
Synalloy Corp.	4,755	43,984
Temple-Inland, Inc.	54,457	1,092,407
#Texas Industries, Inc.	13,779	457,463
*Titanium Metals Corp.	94,193	2,085,433
*U.S. Concrete, Inc.	7,263	835
*U.S. Gold Corp.	56,122	277,804
*United States Lime & Minerals, Inc.	2,251	96,163
#United States Steel Corp.	54,505	2,416,207
*Universal Stainless & Alloy Products, Inc.	2,853	65,105
Valhi, Inc.	21,808	304,658
Valspar Corp.	48,883	1,535,415
*Verso Paper Corp.	11,223	33,669
#Vulcan Materials Co.	48,538	2,195,859
Walter Energy, Inc.	17,570	1,252,741
*Wausau Paper Corp.	17,910	122,325
#Westlake Chemical Corp.	34,626	856,647
Weyerhaeuser Co.	49,404	801,333
#Worthington Industries, Inc.	39,396	564,545
*WR Grace & Co.	29,548	758,497
*Xerium Technologies, Inc.	405	5,326
Zep, Inc.	8,427	160,450

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Zoltek Cos., Inc.	15,766	$164,755

Total Materials		122,320,325

Other — (0.0%)
•*Avigen, Inc. Escrow Shares	5,711	—
•*Concord Camera Corp. Escrow Shares	405	—
•*MAIR Holdings, Inc. Escrow Shares	300	—
•#*Pelican Financial, Inc. Escrow Shares	100	—
•*Softbrands, Inc. Escrow Shares	3,200	—
•*Voyager Learning Co. Escrow Shares	669	—

Total Other		—

Telecommunication Services — (2.4%)
*AboveNet, Inc.	9,200	489,440
#Alaska Communications Systems Group, Inc.	9,969	92,313
*American Tower Corp.	50,528	2,336,415
*Arbinet Corp.	1,925	15,419
AT&T, Inc.	1,048,227	27,191,008
Atlantic Tele-Network, Inc.	6,772	302,776
#*Cbeyond, Inc.	11,283	171,840
#CenturyLink, Inc.	90,602	3,227,243
*Cincinnati Bell, Inc.	81,500	241,240
*Cogent Communications Group, Inc.	17,400	149,988
Consolidated Communications Holdings, Inc.	12,506	218,355
*Crown Castle International Corp.	41,815	1,652,111
#*FiberTower Corp.	993	4,737
Frontier Communications Corp.	231,881	1,771,571
*General Communications, Inc. Class A	25,410	215,477
#*Global Crossing, Ltd.	19,187	221,994
HickoryTech Corp.	4,065	31,179
*ICO Global Communications (Holdings), Ltd.	1,638	3,112
*IDT Corp.	66	1,001
*IDT Corp. Class B	8,128	150,531
*Iridium Communications, Inc.	5,701	58,777
#*Leap Wireless International, Inc.	32,055	381,134
*Level 3 Communications, Inc.	6,300	7,119
*MetroPCS Communications, Inc.	186,127	1,665,837
*Neutral Tandem, Inc.	5,032	53,842
*NII Holdings, Inc.	54,761	2,051,347
NTELOS Holdings Corp.	16,545	309,557
*PAETEC Holding Corp.	53,676	210,947
*Premiere Global Services, Inc.	29,966	187,587
#Qwest Communications International, Inc.	276,300	1,563,858
#*SBA Communications Corp.	19,590	708,766
Shenandoah Telecommunications Co.	9,351	182,157
*Sprint Nextel Corp.	503,135	2,299,327
*SureWest Communications	5,354	36,461
*Syniverse Holdings, Inc.	33,721	752,990
Telephone & Data Systems, Inc.	22,414	764,990
Telephone & Data Systems, Inc. Special Shares	22,306	669,403
#*Terrestar Corp.	2,200	1,540
*tw telecom, inc.	59,937	1,134,008
*United States Cellular Corp.	20,743	975,543
USA Mobility, Inc.	10,923	161,988
Verizon Communications, Inc.	489,383	14,221,470
*Vonage Holdings Corp.	84,000	205,800
Warwick Valley Telephone Co.	1,668	23,185
Windstream Corp.	81,234	926,068
*Xeta Corp.	833	2,624

Total Telecommunication Services		68,044,075

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (3.2%)
*AES Corp.	268,694	$2,770,235
AGL Resources, Inc.	30,803	1,170,514
Allegheny Energy, Inc.	26,879	612,841
ALLETE, Inc.	14,337	516,992
Alliant Energy Corp.	19,270	665,971
Ameren Corp.	39,621	1,005,185
American Electric Power Co., Inc.	61,814	2,224,068
#American States Water Co.	7,500	264,600
*American Water Works Co., Inc.	30,393	649,802
#Aqua America, Inc.	55,753	1,086,626
Artesian Resources Corp.	2,109	38,595
Atmos Energy Corp.	37,720	1,093,880
Avista Corp.	21,448	448,692
Black Hills Corp.	15,839	505,581
#*Cadiz, Inc.	2,721	35,890
California Water Service Group.	13,094	465,492
*Calpine Corp.	168,835	2,279,272
CenterPoint Energy, Inc.	65,516	932,293
Central Vermont Public Service Corp.	7,410	157,388
CH Energy Group, Inc.	10,263	428,993
Chesapeake Utilities Corp.	3,461	115,044
Cleco Corp.	23,701	676,664
#CMS Energy Corp.	69,200	1,101,664
Connecticut Water Services, Inc.	4,541	105,351
#Consolidated Edison, Inc.	35,036	1,615,860
*Consolidated Water Co., Ltd.	1,153	13,882
Constellation Energy Group, Inc.	33,134	1,047,034
Delta Natural Gas Co., Inc.	1,429	42,513
Dominion Resources, Inc.	73,547	3,088,239
DPL, Inc.	30,462	770,993
DTE Energy Co.	26,948	1,243,920
Duke Energy Corp.	161,656	2,764,318
*Dynegy, Inc.	13,281	47,148
Edison International, Inc.	41,191	1,365,482
*El Paso Electric Co.	16,900	363,350
Empire District Electric Co.	15,915	312,730
Energen Corp.	24,493	1,088,469
Entergy Corp.	23,487	1,820,477
EQT Corp.	25,020	917,734
Exelon Corp.	75,980	3,178,243
#FirstEnergy Corp.	35,351	1,332,733
Gas Natural, Inc.	2,145	25,139
Great Plains Energy, Inc.	54,946	985,731
Hawaiian Electric Industries, Inc.	37,762	889,295
IDACORP, Inc.	18,900	665,658
#Integrys Energy Group, Inc.	27,387	1,296,774
ITC Holdings Corp.	19,790	1,122,885
Laclede Group, Inc.	8,936	312,224
Maine & Maritimes Corp.	826	36,840
MDU Resources Group, Inc.	30,466	601,704
MGE Energy, Inc.	9,352	350,419
Middlesex Water Co.	6,549	108,386
*Mirant Corp.	75,500	828,235
National Fuel Gas Co.	12,829	616,433
New Jersey Resources Corp.	16,143	602,618
NextEra Energy, Inc.	51,640	2,700,772
#Nicor, Inc.	17,700	775,083
NiSource, Inc.	45,576	752,004
Northeast Utilities, Inc.	28,951	805,996
Northwest Natural Gas Co.	10,385	492,353
NorthWestern Corp.	14,575	411,015

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
*NRG Energy, Inc.	97,477	$2,210,778
#NSTAR	25,400	943,864
NV Energy, Inc.	92,542	1,175,283
OGE Energy Corp.	15,973	633,170
Oneok, Inc.	17,319	805,853
#Ormat Technologies, Inc.	16,800	467,376
Pennichuck Corp.	1,654	37,215
Pepco Holdings, Inc.	36,502	617,249
PG&E Corp.	46,300	2,055,720
Piedmont Natural Gas Co.	30,000	798,600
Pinnacle West Capital Corp.	25,155	958,154
PNM Resources, Inc.	34,200	404,586
Portland General Electric Co.	30,053	574,012
PPL Corp.	47,240	1,289,180
Progress Energy, Inc.	35,733	1,504,717
Public Service Enterprise Group, Inc.	89,671	2,950,176
Questar Corp.	78,892	1,297,773
RGC Resources, Inc.	500	15,500
*RRI Energy, Inc.	140,560	555,212
SCANA Corp.	20,319	778,421
Sempra Energy	31,350	1,559,662
SJW Corp.	9,000	224,010
#South Jersey Industries, Inc.	12,019	561,528
Southern Co.	100,196	3,539,925
Southwest Gas Corp.	18,310	589,033
Southwest Water Co.	8,620	93,527
#TECO Energy, Inc.	73,478	1,200,631
UGI Corp.	43,360	1,168,986
UIL Holdings Corp.	11,733	319,724
Unisource Energy Corp.	14,036	453,082
Unitil Corp.	5,369	117,313
Vectren Corp.	31,827	788,355
Westar Energy, Inc.	43,500	1,038,780
WGL Holdings, Inc.	20,213	729,285
#Wisconsin Energy Corp.	19,506	1,058,786
Xcel Energy, Inc.	63,313	1,392,253
York Water Co.	4,412	65,342

Total Utilities		89,717,383

TOTAL COMMON STOCKS		2,499,748,839

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	3,543	585
•*Avalon Contingent Value Rights	1,800	—
*Caliper Life Sciences, Inc. Warrants 08/10/11	157	116
•*Contra Pharmacopeia Contingent Value Rights	3,300	—
*GeoMet, Inc. Rights 08/18/10	490	713
•Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	7,600	—
•*Maui Land & Pineapple Co., Inc. Rights 07/29/10	2,542	2,110
•*TIB Financial Corp. Rights 07/12/10	20,170	5,849
*Valley National Bancorp Warrants 06/30/15	138	455
*Xerium Technologies, Inc. Warrants 05/25/14	263	559

TOTAL RIGHTS/WARRANTS		10,387

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $25,855,000 FHLMC 5.50%, 09/15/33, valued at $28,052,675) to be repurchased at $27,638,438	$27,638	27,638,000

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (10.9%)
§@DFA Short Term Investment Fund	306,297,673	$306,297,673
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $5,603,290 FNMA 4.500%, 05/01/23, valued at $3,180,326) to be repurchased at $3,087,749	$3,088	3,087,695

TOTAL SECURITIES LENDING COLLATERAL		309,385,368

TOTAL INVESTMENTS — (100.0%) (Cost $2,868,526,505)##		$2,836,782,594

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 338,460,865	—	—	$ 338,460,865
Consumer Staples	210,830,691	—	—	210,830,691
Energy	227,825,437	—	—	227,825,437
Financials	425,804,191	—	—	425,804,191
Health Care	269,387,143	$ 151,066	—	269,538,209
Industrials	325,160,371	—	—	325,160,371
Information Technology	420,362,883	1,684,409	—	422,047,292
Materials	122,320,325	—	—	122,320,325
Other	—	—	—	—
Telecommunication Services	68,044,075	—	—	68,044,075
Utilities	89,717,383	—	—	89,717,383
Rights/Warrants	2,428	7,959	—	10,387
Temporary Cash Investments	—	27,638,000	—	27,638,000
Securities Lending Collateral	—	309,385,368	—	309,385,368
TOTAL	$2,497,915,792	$338,866,802	—	$2,836,782,594

See accompanying Notes to Schedules of Investments.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (88.3%)
Consumer Discretionary — (13.0%)
*1-800-FLOWERS.COM, Inc.	23,454	$52,302
*4Kids Entertainment, Inc.	4,200	3,024
*99 Cents Only Stores	87,518	1,454,549
#Aaron’s, Inc.	87,067	1,581,137
Aaron’s, Inc. Class A	6,464	94,698
#Abercrombie & Fitch Co.	98,036	3,621,450
*AC Moore Arts & Crafts, Inc.	23,057	56,720
Acme United Corp.	2,302	23,181
Advance Auto Parts, Inc.	34,701	1,857,545
#*Aeropostale, Inc.	33,343	947,942
*AFC Enterprises, Inc.	23,483	222,384
*AH Belo Corp.	20,454	158,314
*Aldila, Inc.	5,648	23,213
*All American Group, Inc.	800	472
*Alloy, Inc.	15,794	149,885
#*Amazon.com, Inc.	36,479	4,300,509
Ambassadors Group, Inc.	23,469	266,138
Amcon Distributing Co.	300	17,973
*American Apparel, Inc.	47,444	76,385
#*American Axle & Manufacturing Holdings, Inc.	53,300	496,223
*American Biltrite, Inc.	1,008	3,760
#American Eagle Outfitters, Inc.	230,350	2,835,609
#American Greetings Corp. Class A	29,700	608,553
*American Public Education, Inc.	9,932	443,563
*America’s Car-Mart, Inc.	13,590	316,375
#*Amerigon, Inc.	26,400	261,360
#Ameristar Casinos, Inc.	69,894	1,102,927
*AnnTaylor Stores Corp.	70,590	1,238,149
*Apollo Group, Inc. Class A	15,844	730,884
Arbitron, Inc.	18,047	521,558
#*Arctic Cat, Inc.	14,024	139,539
Ark Restaurants Corp.	2,714	36,232
*Asbury Automotive Group, Inc.	38,473	517,847
*Ascent Media Corp.	13,870	385,586
*Atrinsic, Inc.	5,330	4,237
*Audiovox Corp. Class A	22,937	170,881
#*AutoNation, Inc.	157,720	3,853,100
#*Autozone, Inc.	10,228	2,163,938
*Bakers Footwear Group, Inc.	2,149	1,182
*Ballantyne Strong, Inc.	14,338	110,689
#*Bally Technologies, Inc.	21,700	700,910
#Barnes & Noble, Inc.	66,877	867,395
*Bassett Furniture Industries, Inc.	8,492	40,847
*Beasley Broadcast Group, Inc.	8,562	47,690
#*Beazer Homes USA, Inc.	69,700	294,831
bebe stores, inc.	94,494	562,239
#*Bed Bath & Beyond, Inc.	70,200	2,659,176
*Belo Corp.	157,142	950,709
*Benihana, Inc.	3,594	24,331
*Benihana, Inc. Class A	6,132	38,386
Best Buy Co., Inc.	64,353	2,230,475
Big 5 Sporting Goods Corp.	25,721	353,407
*Big Lots, Inc.	73,748	2,530,294
*Biglari Holdings, Inc.	2,023	587,682
#*BJ’s Restaurants, Inc.	33,901	864,476
#*Blockbuster, Inc. Class A	10,100	1,818
*Blockbuster, Inc. Class B	8,755	779
#*Blue Nile, Inc.	5,855	298,020

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Bluegreen Corp.	31,025	$91,524
Blyth, Inc.	10,300	407,365
Bob Evans Farms, Inc.	36,220	949,688
*Bon-Ton Stores, Inc. (The)	26,063	249,162
Books-A-Million, Inc.	17,630	114,242
*Borders Group, Inc.	40,596	53,993
#*BorgWarner, Inc.	63,952	2,804,935
Bowl America, Inc. Class A	3,649	48,897
#*Boyd Gaming Corp.	102,300	865,458
Brinker International, Inc.	75,765	1,191,026
#*Brookfield Homes Corp.	33,334	248,338
Brown Shoe Co., Inc.	51,833	757,798
#Brunswick Corp.	175,368	2,967,227
#Buckle, Inc.	31,575	869,891
#*Buffalo Wild Wings, Inc.	17,232	734,772
*Build-A-Bear-Workshop, Inc.	22,900	138,545
Burger King Holdings, Inc.	55,158	953,130
*Cabela’s, Inc.	80,404	1,253,498
Cablevision Systems Corp.	48,727	1,335,607
*Cache, Inc.	18,700	96,492
*California Coastal Communities, Inc.	4,926	7,980
*California Pizza Kitchen, Inc.	28,583	512,779
#Callaway Golf Co.	85,328	575,964
*Cambium Learning Group, Inc.	13,015	45,032
*Canterbury Park Holding Corp.	2,197	18,587
*Capella Education Co.	9,472	880,138
#*Career Education Corp.	84,337	2,060,353
*Caribou Coffee Co., Inc.	22,590	239,906
#*CarMax, Inc.	127,710	2,694,681
*Carmike Cinemas, Inc.	8,500	62,135
Carnival Corp.	264,200	9,162,456
*Carriage Services, Inc.	14,144	66,194
*Carrols Restaurant Group, Inc.	21,500	111,370
*Carter’s, Inc.	56,145	1,360,955
*Casual Male Retail Group, Inc.	51,719	178,948
Cato Corp. Class A	33,492	779,694
*Cavco Industries, Inc.	7,849	275,186
CBS Corp.	16,056	241,482
CBS Corp. Class B.	415,194	6,136,567
*CEC Entertainment, Inc.	20,608	715,716
*Charles & Colvard, Ltd.	13,293	36,157
*Charming Shoppes, Inc.	140,637	630,054
#*Cheesecake Factory, Inc.	72,438	1,697,947
Cherokee, Inc.	8,005	157,138
Chico’s FAS, Inc.	140,754	1,318,865
#*Children’s Place Retail Stores, Inc. (The)	33,580	1,405,323
#*Chipotle Mexican Grill, Inc.	15,126	2,237,135
#Choice Hotels International, Inc.	28,753	949,137
Christopher & Banks Corp.	42,516	314,193
*Chromcraft Revington, Inc.	2,958	7,188
Churchill Downs, Inc.	18,776	682,883
Cinemark Holdings, Inc.	139,141	2,030,067
*Citi Trends, Inc.	17,753	557,267
*CKX, Inc.	73,432	384,784
*Clear Channel Outdoor Holdings, Inc.	35,623	392,209
Coach, Inc.	28,857	1,066,843
*Coast Distribution System, Inc.	1,760	7,128
*Cobra Electronics Corp.	3,055	8,187
#*Coinstar, Inc.	33,858	1,540,539
*Coldwater Creek, Inc.	99,712	390,871
*Collective Brands, Inc.	74,797	1,198,248

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Collectors Universe, Inc.	6,839	$89,112
#Columbia Sportswear Co.	45,600	2,234,856
Comcast Corp. Class A	904,003	17,600,938
Comcast Corp. Special Class A	337,406	6,228,515
*Conn’s, Inc.	24,249	127,550
Cooper Tire & Rubber Co.	64,160	1,386,498
*Core-Mark Holding Co., Inc.	15,499	473,029
#*Corinthian Colleges, Inc.	63,899	581,481
*Cost Plus, Inc.	12,886	44,199
CPI Corp.	7,862	195,292
#Cracker Barrel Old Country Store, Inc.	11,832	579,531
*Craftmade International, Inc.	2,176	12,512
#*Crocs, Inc.	105,000	1,347,150
#*Crown Media Holdings, Inc.	51,918	105,913
CSS Industries, Inc.	8,300	149,566
*Culp, Inc.	14,500	151,090
*Cumulus Media, Inc.	17,457	52,895
*Cybex International, Inc.	9,222	15,954
*Cycle Country Accessories Corp.	554	279
*Dana Holding Corp.	169,411	2,012,603
Darden Restaurants, Inc.	51,600	2,161,524
#*Deckers Outdoor Corp.	41,400	2,106,846
*dELiA*s, Inc.	15,474	22,437
*Delta Apparel, Inc.	16,268	240,278
*Destination Maternity Corp.	7,167	221,819
#DeVry, Inc.	25,900	1,393,420
#*Dick’s Sporting Goods, Inc.	89,606	2,357,534
#Dillard’s, Inc.	87,901	2,034,029
*DineEquity, Inc.	21,608	787,828
#*DIRECTV Class A	153,106	5,689,419
#*Discovery Communications, Inc. (25470F104)	80,308	3,100,692
*Discovery Communications, Inc. (25470F203)	2,270	88,008
*Discovery Communications, Inc. (25470F302)	99,306	3,414,140
DISH Network Corp.	41,038	824,043
*Dixie Group, Inc.	5,624	18,503
*Dolan Media Co.	34,505	403,363
#*Dollar Tree, Inc.	51,750	2,293,560
*Domino’s Pizza, Inc.	44,500	569,155
*Dorman Products, Inc.	20,853	486,709
Dover Downs Gaming & Entertainment, Inc.	17,200	57,448
*Dover Motorsports, Inc.	9,156	14,741
#DR Horton, Inc.	267,875	2,951,982
#*DreamWorks Animation SKG, Inc.	13,200	411,312
*Dress Barn, Inc. (The)	80,536	1,989,239
*Drew Industries, Inc.	26,552	561,044
*drugstore.com, inc.	123,983	342,193
*DSW, Inc.	20,378	542,259
*Duckwall-ALCO Stores, Inc.	100	1,410
*E.W. Scripps Co. (The) Class A	54,311	426,884
#*Eastman Kodak Co.	380,908	1,512,205
*EDCI Holdings, Inc.	3,419	17,198
Educational Development Corp.	2,662	14,787
*Einstein Noah Restaurant Group, Inc.	19,988	232,261
Emerson Radio Corp.	19,989	44,975
*Emmis Communications Corp. Class A	21,152	41,458
*Empire Resorts, Inc.	18,986	24,112
*Enova Systems, Inc.	6,780	6,747
*Entercom Communications Corp.	36,621	306,884
*Entertainment Gaming Asia, Inc.	27,028	6,352
*Entravision Communications Corp.	60,072	129,756
*EnviroStar, Inc.	100	112

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Escalade, Inc.	6,391	$30,741
#Ethan Allen Interiors, Inc.	34,967	536,394
*Ever-Glory International Group, Inc.	2,000	5,320
*Exide Technologies	88,267	531,367
#Expedia, Inc.	106,061	2,405,463
Family Dollar Stores, Inc.	53,600	2,216,360
*Famous Dave’s of America, Inc.	9,044	72,262
*Federal-Mogul Corp.	110,332	1,979,356
Finish Line, Inc. Class A	64,973	929,764
*Fisher Communications, Inc.	9,960	176,292
*Flanigan’s Enterprises, Inc.	1,000	6,300
Flexsteel Industries, Inc.	4,038	45,266
Foot Locker, Inc.	201,200	2,734,308
#*Ford Motor Co.	560,593	7,158,773
Fortune Brands, Inc.	122,709	5,384,471
*Fossil, Inc.	78,094	3,092,522
*Frederick’s of Hollywood Group, Inc.	4,166	3,833
Fred’s, Inc.	50,098	543,062
Frisch’s Restaurants, Inc.	7,545	148,259
#*Fuel Systems Solutions, Inc.	16,320	496,291
*Full House Resorts, Inc.	13,060	41,531
*Furniture Brands International, Inc.	56,859	313,862
Gaiam, Inc.	18,959	113,754
#*GameStop Corp. Class A	121,180	2,429,659
*GameTech International, Inc.	7,286	4,372
Gaming Partners International Corp.	8,266	55,548
#Gannett Co., Inc.	213,672	2,816,197
Gap, Inc.	146,656	2,655,940
#Garmin, Ltd.	79,217	2,258,477
#*Gaylord Entertainment Co.	55,165	1,599,233
*Genesco, Inc.	30,075	820,747
Gentex Corp.	93,765	1,806,852
Genuine Parts Co.	77,333	3,312,172
#*G-III Apparel Group, Ltd.	22,653	584,447
*Global Traffic Network, Inc.	8,696	48,698
*Golfsmith International Holdings, Inc.	5,453	19,304
*Goodyear Tire & Rubber Co.	96,200	1,026,454
*Gray Television, Inc.	45,247	117,642
*Gray Television, Inc. Class A	3,160	7,837
*Great Wolf Resorts, Inc.	32,209	71,504
#*Group 1 Automotive, Inc.	29,010	804,157
Guess?, Inc.	16,174	577,412
#*Gymboree Corp.	29,530	1,278,649
H&R Block, Inc.	48,700	763,616
*Hallwood Group, Inc.	963	31,009
*Hampshire Group, Ltd.	1,000	4,550
*Hanesbrands, Inc.	37,637	942,807
#Harley-Davidson, Inc.	64,955	1,768,725
*Harman International Industries, Inc.	59,908	1,821,802
*Harris Interactive, Inc.	16,512	16,677
Harte-Hanks, Inc.	74,484	840,180
Hasbro, Inc.	51,967	2,190,409
*Hastings Entertainment, Inc.	2,673	19,379
Haverty Furniture Cos., Inc.	21,226	257,259
Haverty Furniture Cos., Inc. Class A	2,432	29,427
*Hawk Corp.	10,699	312,732
*Heelys, Inc.	6,558	17,772
*Helen of Troy, Ltd.	36,993	886,352
#*hhgregg, Inc.	15,495	314,394
*Hibbett Sporting Goods, Inc.	25,770	682,132
Hillenbrand, Inc.	41,500	916,735

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Hollywood Media Corp.	18,075	$20,244
Home Depot, Inc.	254,899	7,267,170
Hooker Furniture Corp.	16,557	195,704
Hot Topic, Inc.	53,105	280,925
#*Hovnanian Enterprises, Inc.	55,200	241,224
*HSN, Inc.	62,267	1,830,650
*Iconix Brand Group, Inc.	83,012	1,366,378
*Image Entertainment, Inc.	8,257	1,817
*Infosonics Corp.	4,740	2,797
#International Game Technology	56,806	865,723
International Speedway Corp.	36,869	954,907
*Interpublic Group of Cos., Inc. (The)	522,469	4,775,367
*Interval Leisure Group, Inc.	54,340	755,869
*iRobot Corp.	30,761	626,294
*Isle of Capri Casinos, Inc.	37,578	315,655
#*ITT Educational Services, Inc.	5,900	476,366
*J. Alexander’s Corp.	13,496	63,499
*J. Crew Group, Inc.	25,192	897,591
J.C. Penney Co., Inc.	190,500	4,692,015
*Jack in the Box, Inc.	59,559	1,228,702
*Jackson Hewitt Tax Service, Inc.	17,834	19,796
*Jaclyn, Inc.	698	3,916
#*JAKKS Pacific, Inc.	27,282	430,510
Jarden Corp.	102,085	2,955,361
*Jennifer Convertibles, Inc.	1,300	58
*Jo-Ann Stores, Inc.	32,574	1,364,525
Johnson Controls, Inc.	213,952	6,163,957
*Johnson Outdoors, Inc.	19,561	249,012
Jones Apparel Group, Inc.	105,948	1,847,733
#*Jos. A. Bank Clothiers, Inc.	21,985	1,290,080
*Journal Communications, Inc.	48,171	229,294
*K12, Inc.	28,056	730,859
#KB Home	120,600	1,372,428
*Kenneth Cole Productions, Inc. Class A	11,700	157,131
*Kid Brands, Inc.	45,375	377,520
*Kirkland’s, Inc.	25,845	435,747
*Knology, Inc.	32,925	372,052
*Kohl’s Corp.	93,225	4,445,900
*Kona Grill, Inc.	7,832	28,039
Koss Corp.	2,244	11,994
*Krispy Kreme Doughnuts, Inc.	78,900	310,866
KSW, Inc.	3,630	11,180
*K-Swiss, Inc. Class A	35,759	427,320
Lacrosse Footwear, Inc.	8,544	125,426
*Lakeland Industries, Inc.	4,481	40,374
*Lakes Entertainment, Inc.	7,785	19,618
#*Lamar Advertising Co.	61,943	1,694,141
#*Landry’s Restaurants, Inc.	1,100	26,939
#*Las Vegas Sands Corp.	255,567	6,864,530
*Lazare Kaplan International, Inc.	3,667	3,154
#*La-Z-Boy, Inc.	62,964	538,972
*Leapfrog Enterprises, Inc.	42,900	217,932
*Lear Corp.	20,549	1,606,315
*Learning Tree International, Inc.	16,482	191,191
*Lee Enterprises, Inc.	44,565	131,021
Leggett & Platt, Inc.	116,334	2,424,401
#Lennar Corp. Class A	197,244	2,913,294
*Lennar Corp. Class B Voting	32,428	410,214
*Libbey, Inc.	14,649	183,259
#*Liberty Global, Inc. Class A	83,561	2,444,159
#*Liberty Global, Inc. Series C	76,931	2,250,232

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Liberty Media Corp. Capital Series A	119,104	$5,555,011
*Liberty Media Corp. Capital Series B	2,685	125,081
*Liberty Media Corp. Interactive Class A	481,083	5,445,860
*Liberty Media Corp. Interactive Class B	8,374	97,725
*Liberty Media-Starz Corp. Series A	51,804	2,843,522
*Liberty Media-Starz Corp. Series B	646	35,530
#*Life Time Fitness, Inc.	47,414	1,723,973
*Lifetime Brands, Inc.	14,143	207,761
Limited Brands, Inc.	152,902	3,920,407
*LIN TV Corp. Class A	25,588	149,690
*Lincoln Educational Services Corp.	30,220	637,340
Lithia Motors, Inc.	19,853	174,706
*Live Nation Entertainment, Inc.	185,282	1,710,153
#*Liz Claiborne, Inc.	113,976	540,246
*LKQ Corp.	188,176	3,722,121
#*LodgeNet Interactive Corp.	18,107	65,185
Lowe’s Cos., Inc.	589,812	12,232,701
*Luby’s, Inc.	30,352	157,830
#*Lumber Liquidators Holdings, Inc.	10,500	260,610
*M/I Homes, Inc.	30,680	323,674
Mac-Gray Corp.	14,051	152,172
Macy’s, Inc.	359,456	6,703,854
*Madison Square Garden, Inc.	36,850	708,994
#*Maidenform Brands, Inc.	27,804	690,373
Marcus Corp.	24,667	300,937
*Marine Products Corp.	45,208	275,317
*MarineMax, Inc.	26,339	200,176
#Marriott International, Inc. Class A	43,573	1,477,560
#*Martha Stewart Living Omnimedia, Inc.	34,510	174,276
Mattel, Inc.	115,920	2,452,867
#Matthews International Corp. Class A	36,122	1,304,365
*MAXXAM, Inc.	6	4,863
#*McClatchy Co. (The)	70,484	246,694
*McCormick & Schmick’s Seafood Restaurants, Inc.	14,875	117,661
McDonald’s Corp.	93,700	6,533,701
#McGraw-Hill Cos., Inc.	27,929	857,141
#MDC Holdings, Inc.	57,600	1,677,312
*Meade Instruments Corp.	55	175
#*Media General, Inc.	25,531	263,735
*Mediacom Communications Corp.	45,661	335,152
Men’s Wearhouse, Inc. (The)	61,098	1,188,967
Meredith Corp.	41,840	1,328,420
*Meritage Homes Corp.	37,589	660,815
*Meritage Hospitality Group, Inc.	299	471
#*MGM Resorts International	357,569	3,883,199
*Midas, Inc.	11,730	103,224
*Modine Manufacturing Co.	55,100	559,265
#*Mohawk Industries, Inc.	64,169	3,139,789
*Monarch Casino & Resort, Inc.	18,647	198,591
Monro Muffler Brake, Inc.	30,751	1,262,021
*Morgans Hotel Group Co.	30,262	224,241
#*Morningstar, Inc.	17,548	789,835
*Morton’s Restaurant Group, Inc.	16,614	81,242
*Motorcar Parts of America, Inc.	10,290	68,737
*Movado Group, Inc.	23,081	262,200
*MTR Gaming Group, Inc.	25,288	54,622
*Multimedia Games, Inc.	25,419	106,760
*Nathan’s Famous, Inc.	7,105	112,046
#National CineMedia, Inc.	35,315	633,551
National Presto Industries, Inc.	8,415	858,246
*Nautilus, Inc.	32,504	64,358

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Navarre Corp.	22,900	$57,937
*Netflix, Inc.	20,041	2,055,205
*Nevada Gold & Casinos, Inc.	1,500	1,485
*New Frontier Media, Inc.	16,786	27,361
*New York & Co., Inc.	67,575	150,692
*New York Times Co. Class A (The)	160,601	1,403,653
#Newell Rubbermaid, Inc.	155,876	2,416,078
News Corp. Class A	776,144	10,128,679
News Corp. Class B	340,951	5,042,665
*Nexstar Broadcasting Group, Inc.	10,204	55,102
NIKE, Inc. Class B	37,224	2,741,175
*Nobel Learning Communities, Inc.	7,696	53,949
*Nobility Homes, Inc.	2,427	21,843
Nordstrom, Inc.	35,572	1,209,448
#Nutri/System, Inc.	16,228	317,420
#*NVR, Inc.	4,440	2,781,660
*O’Charley’s, Inc.	24,382	169,943
*Office Depot, Inc.	332,695	1,437,242
#*OfficeMax, Inc.	73,644	1,052,373
Omnicom Group, Inc.	50,386	1,877,382
*Orange 21, Inc.	465	349
*Orbitz Worldwide, Inc.	35,183	158,675
#*O’Reilly Automotive, Inc.	90,600	4,464,768
#*Orient-Express Hotels, Ltd.	104,360	950,720
*Orleans Homebuilders, Inc.	15,031	1,653
*Outdoor Channel Holdings, Inc.	31,242	177,455
#*Overstock.com, Inc.	22,059	436,106
Oxford Industries, Inc.	20,100	450,240
*P & F Industries, Inc. Class A	1,381	3,004
#P.F. Chang’s China Bistro, Inc.	26,718	1,106,125
*Pacific Sunwear of California, Inc.	75,732	305,957
*Palm Harbor Homes, Inc.	27,983	62,962
*Panera Bread Co.	19,844	1,551,999
*Papa John’s International, Inc.	24,488	620,281
#*Peet’s Coffee & Tea, Inc.	15,492	629,440
*Penn National Gaming, Inc.	98,375	2,694,491
#*Penske Automotive Group, Inc.	110,000	1,540,000
Pep Boys—Manny, Moe & Jack (The)	61,172	587,251
*Perry Ellis International, Inc.	14,829	332,021
#PetMed Express, Inc.	19,700	314,215
PetSmart, Inc.	63,818	1,981,549
Phillips-Van Heusen Corp.	62,815	3,259,470
*Phoenix Footwear Group, Inc.	2,309	899
#*Pier 1 Imports, Inc.	102,418	715,902
*Pinnacle Entertainment, Inc.	46,924	509,125
*Playboy Enterprises, Inc. Class A	812	4,421
*Playboy Enterprises, Inc. Class B	30,304	163,945
*Point.360	6,026	9,883
#*PokerTek, Inc.	1,600	1,056
Polaris Industries, Inc.	54,388	3,246,964
Polo Ralph Lauren Corp.	31,900	2,520,419
#Pool Corp.	47,154	1,043,518
*Premier Exhibitions, Inc.	6,900	8,142
#*Pre-Paid Legal Services, Inc.	10,813	530,486
*Priceline.com, Inc.	4,200	942,480
Primedia, Inc.	86,290	260,596
*Princeton Review, Inc.	36,907	91,898
*Pulte Group, Inc.	450,597	3,956,242
*Q.E.P. Co., Inc.	670	8,730
#*Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	1,877
*Quiksilver, Inc.	144,235	644,730

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Radio One, Inc.	35,986	$39,585
#RadioShack Corp.	139,916	3,013,791
#*Raser Technologies, Inc.	6,381	2,559
*RC2 Corp.	25,349	419,526
*RCN Corp.	39,075	583,780
*Reading International, Inc. Class A	14,293	65,176
*Reading International, Inc. Class B	300	2,238
*Red Lion Hotels Corp.	17,388	129,541
*Red Robin Gourmet Burgers, Inc.	17,290	368,969
Regal Entertainment Group	64,577	862,103
Regis Corp.	65,344	995,189
#*Rent-A-Center, Inc.	81,990	1,802,960
*Rentrak Corp.	12,744	329,942
*Retail Ventures, Inc.	59,747	578,948
*REX American Resources Corp.	19,000	304,950
RG Barry Corp.	21,060	249,561
*Rick’s Cabaret International, Inc.	8,631	66,372
*Rockford Corp.	1,653	1,736
*Rocky Brands, Inc.	5,159	41,117
Ross Stores, Inc.	42,111	2,217,565
#*Royal Caribbean Cruises, Ltd.	174,109	5,024,786
*Rubio’s Restaurants, Inc.	7,461	64,612
#*Ruby Tuesday, Inc.	76,292	779,704
*Ruth’s Hospitality Group, Inc.	41,928	169,389
Ryland Group, Inc. (The)	56,702	925,377
*Saga Communications, Inc.	3,821	85,590
#*Saks, Inc.	182,646	1,499,524
*Salem Communications Corp.	14,625	49,871
#*Sally Beauty Holdings, Inc.	90,743	858,429
Scholastic Corp.	33,883	858,256
*Scientific Games Corp.	92,524	979,829
Scripps Networks Interactive, Inc.	36,355	1,549,814
*Sealy Corp.	83,680	229,283
#*Sears Holdings Corp.	103,265	7,331,815
#*Select Comfort Corp.	45,800	357,240
Service Corp. International	355,943	3,032,634
#Sherwin-Williams Co.	19,100	1,320,765
*Shiloh Industries, Inc.	12,439	120,410
*Shoe Carnival, Inc.	15,201	319,981
*Shuffle Master, Inc.	63,305	556,451
*Shutterfly, Inc.	31,472	789,318
*Signet Jewelers, Ltd. ADR	104,165	3,100,992
*Silverleaf Resorts, Inc.	11,604	11,256
*Sinclair Broadcast Group, Inc. Class A	43,563	263,121
*Skechers U.S.A., Inc. Class A	40,153	1,489,275
Skyline Corp.	10,884	218,551
*Smith & Wesson Holding Corp.	15,200	58,520
Snap-On, Inc.	70,149	3,133,556
Sonesta International Hotels Corp. Class A.	611	8,490
#*Sonic Automotive, Inc.	56,087	554,700
*Sonic Corp.	43,011	378,497
Sotheby’s Class A	78,000	2,116,140
*Spanish Broadcasting System, Inc.	13,139	14,847
Spartan Motors, Inc.	39,265	168,447
*Spectrum Group International, Inc.	940	1,866
Speedway Motorsports, Inc.	50,642	694,808
*Sport Chalet, Inc. Class A	8,708	19,332
*Sport Chalet, Inc. Class B	525	1,286
Sport Supply Group, Inc.	13,576	183,819
Stage Stores, Inc.	45,046	495,506
Standard Motor Products, Inc.	27,400	268,520

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Standard Pacific Corp.	127,466	$509,864
*Stanley Black & Decker, Inc.	42,651	2,474,611
*Stanley Furniture, Inc.	10,034	38,430
Staples, Inc.	72,788	1,479,780
#Starbucks Corp.	67,563	1,678,941
#Starwood Hotels & Resorts Worldwide, Inc.	32,700	1,584,315
*Stein Mart, Inc.	50,960	393,411
*Steiner Leisure, Ltd.	14,468	615,035
*Steinway Musical Instruments, Inc.	13,461	262,220
*Steven Madden, Ltd.	34,323	1,325,897
#Stewart Enterprises, Inc.	103,604	556,353
*Stoneridge, Inc.	31,009	332,106
*Strattec Security Corp.	4,792	99,817
#Strayer Education, Inc.	4,100	981,540
#Sturm Ruger & Co., Inc.	23,827	333,578
#Superior Industries International, Inc.	31,856	458,408
*Syms Corp.	6,990	52,215
#Systemax, Inc.	44,613	729,869
#*Talbots, Inc.	48,702	559,586
*Tandy Brands Accessories, Inc.	5,800	21,460
Tandy Leather Factory, Inc.	5,599	24,076
#Target Corp.	141,457	7,259,573
#*Tempur-Pedic International, Inc.	37,243	1,142,243
#*Tenneco, Inc.	37,500	1,035,000
#*Texas Roadhouse, Inc.	86,044	1,159,873
Thor Industries, Inc.	59,668	1,661,157
Tiffany & Co.	42,344	1,781,412
*Timberland Co. Class A	53,490	942,494
Time Warner Cable, Inc.	146,435	8,371,689
Time Warner, Inc.	505,637	15,907,340
TJX Cos., Inc. (The)	36,341	1,508,878
*Toll Brothers, Inc.	217,924	3,783,161
*Town Sports International Holdings, Inc.	26,956	77,903
#Tractor Supply Co.	30,900	2,147,859
*Trans World Entertainment Corp.	1,798	3,308
*True Religion Apparel, Inc.	23,400	575,172
*TRW Automotive Holdings Corp.	134,566	4,721,921
#*Tuesday Morning Corp.	75,510	329,224
Tupperware Corp.	28,324	1,115,682
*Ulta Salon Cosmetics & Fragrance, Inc.	53,376	1,348,278
#*Under Armour, Inc. Class A	27,700	1,040,412
*Unifi, Inc.	75,383	295,501
*Universal Electronics, Inc.	17,155	301,242
*Universal Technical Institute, Inc.	18,748	381,897
#*Urban Outfitters, Inc.	31,700	1,019,472
*US Auto Parts Network, Inc.	34,651	232,162
V.F. Corp.	65,930	5,230,227
#*Vail Resorts, Inc.	43,501	1,647,818
*Valassis Communications, Inc.	52,200	1,804,554
Value Line, Inc.	2,830	39,337
*Valuevision Media, Inc.	26,007	47,593
#*VCG Holding Corp.	9,533	19,066
#Viacom, Inc. Class A	13,609	508,841
Viacom, Inc. Class B	138,600	4,579,344
#*Volcom, Inc.	29,621	481,934
*WABCO Holdings, Inc.	53,895	2,084,659
*Walking Co. Holdings, Inc. (The)	4,714	7,425
Walt Disney Co. (The)	795,282	26,793,051
*Warnaco Group, Inc.	56,350	2,353,740
*Warner Music Group Corp.	73,000	342,370
Washington Post Co.	2,580	1,084,864

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#Weight Watchers International, Inc.	38,019	$1,041,340
*Wells-Gardner Electronics Corp.	4,174	8,765
Wendy’s/Arby’s Group, Inc.	539,444	2,351,976
*West Marine, Inc.	27,084	281,132
*Westwood One, Inc.	115	805
*Wet Seal, Inc. (The)	112,380	379,844
Weyco Group, Inc.	7,315	185,070
#Whirlpool Corp.	62,199	5,181,177
Wiley (John) & Sons, Inc. Class A	43,578	1,716,102
#Wiley (John) & Sons, Inc. Class B	3,806	150,261
*Williams Controls, Inc.	6,026	48,148
#Williams-Sonoma, Inc.	117,330	3,133,884
Winmark Corp.	1,313	43,920
*Winnebago Industries, Inc.	30,105	314,597
*WMS Industries, Inc.	28,729	1,106,354
Wolverine World Wide, Inc.	45,728	1,307,364
#World Wrestling Entertainment, Inc.	27,091	434,540
Wyndham Worldwide Corp.	203,386	5,192,445
Wynn Resorts, Ltd.	22,900	2,007,872
Yum! Brands, Inc.	41,894	1,730,222
#*Zale Corp.	14,000	24,640
*Zumiez, Inc.	49,911	913,371

Total Consumer Discretionary		658,338,756

Consumer Staples — (6.0%)
#Alberto-Culver Co.	100,812	2,950,767
Alico, Inc.	8,271	201,482
*Alliance One International, Inc.	107,363	404,759
Altria Group, Inc.	380,680	8,435,869
Andersons, Inc. (The)	22,434	771,057
Archer-Daniels-Midland Co.	264,374	7,233,273
Arden Group, Inc. Class A	1,742	161,030
Avon Products, Inc.	35,572	1,107,356
B&G Foods, Inc.	59,439	681,765
*BJ’s Wholesale Club, Inc.	58,984	2,686,721
*Boston Beer Co., Inc. Class A	16,195	1,123,285
Bridgford Foods Corp.	7,104	103,505
Brown-Forman Corp. Class A	4,010	257,081
#Brown-Forman Corp. Class B	10,039	634,565
#Bunge, Ltd.	60,902	3,023,784
*Cagle’s, Inc. Class A	1,262	9,503
Calavo Growers, Inc.	18,014	380,456
#Cal-Maine Foods, Inc.	26,545	838,557
#Campbell Soup Co.	37,516	1,346,824
Casey’s General Stores, Inc.	62,132	2,376,549
CCA Industries, Inc.	5,962	31,300
*Central European Distribution Corp.	85,764	2,235,867
*Central Garden & Pet Co.	26,310	273,887
*Central Garden & Pet Co. Class A	60,553	612,191
#*Chiquita Brands International, Inc.	92,071	1,351,602
#Church & Dwight Co., Inc.	38,309	2,538,737
Clorox Co.	17,491	1,134,816
Coca-Cola Bottling Co.	5,937	306,349
Coca-Cola Co. (The)	182,289	10,045,947
Coca-Cola Enterprises, Inc.	89,719	2,574,935
*Coffee Holding Co., Inc.	5,400	26,244
Colgate-Palmolive Co.	34,369	2,714,464
ConAgra, Inc.	165,938	3,896,224
*Constellation Brands, Inc. Class A	154,036	2,627,854
*Constellation Brands, Inc. Class B	5,917	100,589
Corn Products International, Inc.	93,950	3,132,293

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Costco Wholesale Corp.	86,557	$4,908,647
*Craft Brewers Alliance, Inc.	14,365	68,808
*Crystal Rock Holdings, Inc.	200	156
CVS Caremark Corp.	598,385	18,364,436
*Darling International, Inc.	99,952	815,608
*Dean Foods Co.	75,700	867,522
Del Monte Foods Co.	274,339	3,807,825
#Diamond Foods, Inc.	28,380	1,264,045
Dr Pepper Snapple Group, Inc.	142,263	5,341,976
*Elizabeth Arden, Inc.	36,756	570,821
*Energizer Holdings, Inc.	44,428	2,733,211
#Estee Lauder Cos., Inc.	21,900	1,363,275
Farmer Brothers Co.	17,929	302,642
#Flowers Foods, Inc.	54,392	1,317,918
*Fresh Del Monte Produce, Inc.	76,385	1,591,863
General Mills, Inc.	108,088	3,696,610
Golden Enterprises, Inc.	5,335	17,339
#*Great Atlantic & Pacific Tea Co.	57,426	198,694
#*Green Mountain Coffee, Inc.	28,702	883,735
Griffin Land & Nurseries, Inc. Class A	5,035	151,805
#H.J. Heinz Co.	24,461	1,088,025
*Hain Celestial Group, Inc.	47,521	1,000,792
*Hansen Natural Corp.	18,900	791,721
*Harbinger Group, Inc.	9,535	61,024
Herbalife, Ltd.	22,081	1,096,101
Hershey Co. (The)	16,300	766,100
#Hormel Foods Corp.	77,812	3,339,691
#*HQ Sustainable Maritime Industries, Inc.	14,730	62,602
*IGI Labratories, Inc.	647	812
#Imperial Sugar Co.	14,950	179,400
Ingles Markets, Inc.	15,346	249,526
Inter Parfums, Inc.	36,623	639,071
J & J Snack Foods Corp.	22,576	941,645
J.M. Smucker Co.	91,805	5,639,581
*John B. Sanfilippo & Son, Inc.	6,198	87,020
*Katy Industries, Inc.	600	1,044
Kellogg Co.	30,401	1,521,570
Kimberly-Clark Corp.	25,796	1,654,040
Kraft Foods, Inc.	700,011	20,447,321
Kroger Co. (The)	86,918	1,840,923
#Lancaster Colony Corp.	25,763	1,337,615
Lance, Inc.	31,690	669,610
#*Lifeway Foods, Inc.	6,429	67,376
Lorillard, Inc.	16,150	1,231,276
*Mannatech, Inc.	29,118	79,201
McCormick & Co., Inc. Non-Voting	10,600	416,898
McCormick & Co., Inc. Voting	1,580	61,857
Mead Johnson Nutrition Co.	24,949	1,325,790
#*Medifast, Inc.	15,665	473,710
*MGP Ingredients, Inc.	19,295	146,256
Molson Coors Brewing Co.	127,982	5,760,470
Molson Coors Brewing Co. Class A	400	17,402
#Nash-Finch Co.	15,739	618,857
National Beverage Corp.	51,872	737,620
*Natural Alternatives International, Inc.	7,028	51,094
#*Nature’s Sunshine Products, Inc.	400	3,280
#Nu Skin Enterprises, Inc. Class A	48,675	1,386,264
*Nutraceutical International Corp.	11,831	186,338
Oil-Dri Corp. of America	10,212	223,439
*Omega Protein Corp.	18,474	96,065
*Orchids Paper Products Co.	4,850	70,082

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Overhill Farms, Inc.	20,281	$105,461
*Pantry, Inc.	25,424	457,632
*Parlux Fragrances, Inc.	34,912	79,250
*PC Group, Inc.	4,540	840
PepsiCo, Inc.	187,890	12,195,940
Philip Morris International, Inc.	147,289	7,517,631
*Physicians Formula Holdings, Inc.	5,230	18,436
*Pilgrim’s Pride Corp.	52,800	361,680
*Prestige Brands Holdings, Inc.	60,840	500,105
PriceSmart, Inc.	36,413	1,019,564
Procter & Gamble Co. (The)	595,131	36,398,212
*Ralcorp Holdings, Inc.	51,417	3,002,753
*Reddy Ice Holdings, Inc.	18,399	64,396
Reliv’ International, Inc.	7,532	17,474
*Revlon, Inc.	43,675	547,684
Reynolds American, Inc.	96,754	5,594,316
*Rite Aid Corp.	132,509	131,051
Rocky Mountain Chocolate Factory, Inc.	12,858	121,894
#Ruddick Corp.	57,530	2,039,438
Safeway, Inc.	186,884	3,838,597
Sanderson Farms, Inc.	27,452	1,283,381
#Sara Lee Corp.	178,450	2,639,276
Schiff Nutrition International, Inc.	15,048	121,136
*Seneca Foods Corp.	9,172	280,480
*Seneca Foods Corp. Class B	1,893	58,702
*Smart Balance, Inc.	95,362	364,283
*Smithfield Foods, Inc.	205,816	2,932,878
Spartan Stores, Inc.	27,680	397,485
*Spectrum Brands Holdings, Inc.	3,420	99,180
#*Star Scientific, Inc.	11,310	24,203
SUPERVALU, Inc.	269,632	3,041,449
*Susser Holdings Corp.	18,941	227,481
#Sysco Corp.	49,862	1,544,226
Tasty Baking Co.	16,597	110,038
*Tofutti Brands, Inc.	1,645	5,264
Tootsie Roll Industries, Inc.	43,407	1,095,159
#*TreeHouse Foods, Inc.	43,112	2,056,011
Tyson Foods, Inc. Class A	238,148	4,169,971
*United Natural Foods, Inc.	53,292	1,797,539
United-Guardian, Inc.	2,917	32,802
#Universal Corp.	30,871	1,369,129
*USANA Health Sciences, Inc.	15,574	652,551
Vector Group, Ltd.	32,669	619,078
Village Super Market, Inc.	4,290	117,289
Walgreen Co.	175,768	5,018,176
#Wal-Mart Stores, Inc.	488,942	25,028,941
WD-40 Co.	16,500	599,940
Weis Markets, Inc.	31,742	1,137,951
#*Whole Foods Market, Inc.	76,095	2,889,327
*Winn-Dixie Stores, Inc.	66,206	649,481

Total Consumer Staples		307,342,093

Energy — (8.6%)
#*Abraxas Petroleum Corp.	37,774	111,433
Adams Resources & Energy, Inc.	3,260	68,460
#*Allis-Chalmers Energy, Inc.	59,928	156,412
#Alon USA Energy, Inc.	55,783	384,345
*Alpha Natural Resources, Inc.	68,369	2,620,584
#*American Oil & Gas, Inc.	54,927	402,066
Anadarko Petroleum Corp.	217,215	10,678,289
Apache Corp.	143,863	13,750,426

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Approach Resources, Inc.	17,771	$119,777
Arch Coal, Inc.	126,752	3,002,755
*Atlas Energy, Inc.	83,142	2,460,172
#*ATP Oil & Gas Corp.	57,200	604,032
*Atwood Oceanics, Inc.	65,509	1,781,845
#Baker Hughes, Inc.	55,113	2,660,305
*Barnwell Industries, Inc.	4,320	12,312
*Basic Energy Services, Inc.	38,370	359,527
#Berry Petroleum Corp. Class A	63,361	1,889,425
*Bill Barrett Corp.	55,136	1,950,712
*BioFuel Energy Corp.	3,326	5,089
*Bolt Technology Corp.	8,700	82,302
*Boots & Coots, Inc.	43,850	130,673
#*BPZ Resources, Inc.	99,240	449,557
*Brigham Exploration Co.	45,794	790,404
*Bristow Group, Inc.	42,921	1,434,849
*Bronco Drilling Co., Inc.	30,800	117,040
#Cabot Oil & Gas Corp.	59,000	1,797,730
*Cal Dive International, Inc.	122,216	723,519
*Callon Petroleum Co.	19,872	114,661
*Cameron International Corp.	54,392	2,153,379
#*Cano Petroleum, Inc.	31,600	20,224
CARBO Ceramics, Inc.	25,700	2,061,140
*Carrizo Oil & Gas, Inc.	36,400	713,804
#*Cheniere Energy, Inc.	46,547	133,124
Chesapeake Energy Corp.	264,601	5,564,559
Chevron Corp.	793,568	60,477,817
Cimarex Energy Co.	57,700	3,973,799
*Clayton Williams Energy, Inc.	15,623	695,380
#*Clean Energy Fuels Corp.	1,510	28,509
*Complete Production Services, Inc.	92,645	1,783,416
*Comstock Resources, Inc.	56,081	1,419,410
#*Concho Resources, Inc.	55,935	3,354,981
ConocoPhillips	621,821	34,336,956
Consol Energy, Inc.	22,515	843,862
*Contango Oil & Gas Co.	17,917	785,481
#*Continental Resources, Inc.	34,409	1,566,642
*CREDO Petroleum Corp.	13,101	100,354
*Crosstex Energy, Inc.	90,682	701,879
*CVR Energy, Inc.	82,038	664,508
*Dawson Geophysical Co.	8,840	206,060
Delek US Holdings, Inc.	56,001	420,008
#*Delta Petroleum Corp.	41,116	33,510
*Denbury Resources, Inc.	325,241	5,151,817
Devon Energy Corp.	174,248	10,888,758
DHT Holdings, Inc.	14,083	59,149
#Diamond Offshore Drilling, Inc.	16,834	1,001,455
*Double Eagle Petroleum Co.	6,957	29,567
*Dresser-Rand Group, Inc.	58,960	2,193,902
*Dril-Quip, Inc.	23,500	1,228,580
El Paso Corp.	137,657	1,695,934
*Endeavour International Corp.	39,903	49,081
*Energy Partners, Ltd.	44,461	568,656
*ENGlobal Corp.	28,950	64,558
EOG Resources, Inc.	99,631	9,714,022
*Evergreen Energy, Inc.	5,500	957
*Evolution Petroleum Corp.	30,891	174,534
EXCO Resources, Inc.	85,501	1,240,620
#*Exterran Holdings, Inc.	82,514	2,200,648
Exxon Mobil Corp.	641,961	38,312,232
*FieldPoint Petroleum Corp.	4,498	13,629

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
#*FMC Technologies, Inc.	22,700	$1,436,456
#*Forest Oil Corp.	83,584	2,389,667
Frontier Oil Corp.	140,200	1,723,058
*FX Energy, Inc.	41,514	146,129
#*Gasco Energy, Inc.	9,533	3,317
General Maritime Corp.	56,000	313,040
#*Geokinetics, Inc.	11,511	50,764
*GeoMet, Inc.	1,692	1,709
*GeoPetro Resources Co.	1,500	660
*GeoResources, Inc.	24,126	357,789
*Global Industries, Ltd.	132,900	629,946
#*GMX Resources, Inc.	10,300	63,757
*Goodrich Petroleum Corp.	21,785	271,005
*Green Plains Renewable Energy, Inc.	34,213	316,812
Gulf Island Fabrication, Inc.	17,300	310,708
*Gulfmark Offshore, Inc.	31,562	929,185
*Gulfport Energy Corp.	51,478	672,303
Halliburton Co.	109,707	3,278,045
*Harvest Natural Resources, Inc.	65,844	546,505
*Helix Energy Solutions Group, Inc.	134,122	1,259,406
#Helmerich & Payne, Inc.	78,835	3,195,183
*Hercules Offshore, Inc.	112,400	285,496
Hess Corp.	139,909	7,497,723
*HKN, Inc.	5,750	17,652
Holly Corp.	58,784	1,571,296
#*Hornbeck Offshore Services, Inc.	30,300	509,949
#Houston American Energy Corp.	16,173	173,536
*Infinity, Inc.	5,250	6,458
#*International Coal Group, Inc.	189,700	853,650
#*ION Geophysical Corp.	143,016	627,840
*James River Coal Co.	14,143	247,644
#*Key Energy Services, Inc.	147,500	1,424,850
*Kodiak Oil & Gas Corp.	7,700	25,795
Lufkin Industries, Inc.	35,780	1,470,916
*Magnum Hunter Resources Corp.	1,600	7,296
Marathon Oil Corp.	304,996	10,202,116
#*Mariner Energy, Inc.	109,346	2,612,276
Massey Energy Co.	93,060	2,845,775
*Matrix Service Co.	32,096	311,010
*McMoran Exploration Co.	19,398	201,933
*Mexco Energy Corp.	1,210	8,168
*Mitcham Industries, Inc.	11,766	86,480
Murphy Oil Corp.	79,706	4,363,904
*Nabors Industries, Ltd.	229,894	4,232,349
#*National Coal Corp.	337	270
National-Oilwell, Inc.	170,480	6,675,997
*Natural Gas Services Group, Inc.	15,272	252,752
*New Concept Energy, Inc.	318	894
*Newfield Exploration Co.	80,568	4,307,165
*Newpark Resources, Inc.	105,899	846,133
Noble Energy, Inc.	74,260	4,979,876
#*Northern Oil & Gas, Inc.	12,600	184,968
Occidental Petroleum Corp.	168,102	13,100,189
*Oceaneering International, Inc.	25,279	1,250,805
*Oil States International, Inc.	61,248	2,813,733
*OMNI Energy Services Corp.	8,800	23,672
#Overseas Shipholding Group, Inc.	35,977	1,411,378
*OYO Geospace Corp.	7,273	389,251
#*Pacific Ethanol, Inc.	6,947	4,028
Panhandle Oil & Gas, Inc.	11,937	356,797
*Parker Drilling Co.	137,700	575,586

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
#*Patriot Coal Corp.	109,249	$1,317,543
Patterson-UTI Energy, Inc.	192,547	3,163,547
Peabody Energy Corp.	32,575	1,470,761
Penn Virginia Corp.	54,691	1,039,129
*Petrohawk Energy Corp.	134,721	2,124,550
*Petroleum Development Corp.	29,657	864,205
#*PetroQuest Energy, Inc.	74,252	493,033
*PHI, Inc. Non-Voting	15,449	245,485
*PHI, Inc. Voting	1,866	31,517
*Pioneer Drilling Co.	62,650	414,743
Pioneer Natural Resources Co.	92,820	5,376,134
*Plains Exploration & Production Co.	115,255	2,599,000
*Pride International, Inc.	118,110	2,809,837
*Pyramid Oil Co.	3,900	17,667
*QEP Resources, Inc.	96,081	3,307,108
*Quicksilver Resources, Inc.	101,791	1,281,549
#Range Resources Corp.	87,500	3,248,000
#*Rentech, Inc.	12,501	12,163
*Rex Energy Corp.	47,903	507,772
*Rosetta Resources, Inc.	63,914	1,410,582
*Rowan Cos., Inc.	141,858	3,583,333
#*Royale Energy, Inc.	3,300	6,897
#RPC, Inc.	115,586	1,927,974
#*SandRidge Energy, Inc.	285,246	1,682,951
#Schlumberger, Ltd.	127,758	7,622,042
*SEACOR Holdings, Inc.	27,900	2,310,678
*Seahawk Drilling, Inc.	7,978	79,222
SM Energy Co.	77,240	3,199,281
Smith International, Inc.	159,881	6,631,864
Southern Union Co.	64,972	1,466,418
*Southwestern Energy Co.	32,576	1,187,395
Spectra Energy Corp.	70,268	1,460,872
#*Stone Energy Corp.	57,789	679,599
#*SulphCo, Inc.	17,526	4,241
Sunoco, Inc.	105,828	3,774,885
*Superior Energy Services, Inc.	98,280	2,239,801
#*Superior Well Services, Inc.	35,133	652,420
*Swift Energy Corp.	44,734	1,159,953
*Syntroleum Corp.	5,483	10,582
*T-3 Energy Services, Inc.	15,416	390,950
Teekay Corp.	67,913	1,875,757
Tesoro Petroleum Corp.	175,073	2,260,192
*Tetra Technologies, Inc.	89,558	933,194
*TGC Industries, Inc.	20,174	68,592
Tidewater, Inc.	65,401	2,680,133
*Toreador Resources Corp.	25,013	184,346
#*Trico Marine Services, Inc.	20,102	15,680
*Tri-Valley Corp.	7,711	7,018
*Union Drilling, Inc.	27,300	161,889
*Unit Corp.	61,030	2,496,127
#*Uranium Energy Corp.	16,747	46,389
#*Uranium Resources, Inc.	4,436	2,307
#*USEC, Inc.	129,985	718,817
VAALCO Energy, Inc.	63,270	377,722
Valero Energy Corp.	233,716	3,970,835
#*Venoco, Inc.	41,228	775,911
#*Verenium Corp.	600	1,494
#*Voyager Oil & Gas, Inc.	3,728	13,794
#W&T Offshore, Inc.	73,900	680,619
*Warren Resources, Inc.	85,489	268,435
#*Western Refining, Inc.	73,412	389,084

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Westmoreland Coal Co.	9,587	$81,490
*Whiting Petroleum Corp.	48,165	4,239,002
*Willbros Group, Inc.	46,982	429,885
Williams Cos., Inc. (The)	66,044	1,281,914
#World Fuel Services Corp.	60,190	1,567,950

Total Energy		437,272,911

Financials — (17.9%)
*1st Constitution Bancorp	2,642	20,872
1st Source Corp.	28,535	524,759
*1st United Bancorp, Inc.	10,921	81,252
21st Century Holding Co.	6,646	25,388
Abington Bancorp, Inc.	31,001	295,750
Access National Corp.	8,054	47,680
Advance America Cash Advance Centers, Inc.	73,872	291,056
*Affiliated Managers Group, Inc.	44,991	3,186,713
*Affirmative Insurance Holdings, Inc.	13,405	52,414
Aflac, Inc.	95,003	4,673,198
*Allegheny Corp.	10,782	3,236,972
Alliance Bancorp, Inc. of Pennsylvania	3,708	30,962
Alliance Financial Corp.	2,607	77,793
Allied World Assurance Co. Holdings, Ltd.	62,235	3,100,548
Allstate Corp. (The)	225,580	6,370,379
Alterra Capital Holdings, Ltd.	43,828	848,072
*Altisource Portfolio Solutions SA	19,775	561,017
*Amcore Financial, Inc.	19,028	228
Ameriana Bancorp	898	3,682
*American Capital, Ltd.	410,869	2,132,410
American Equity Investment Life Holding Co.	68,444	739,195
American Express Co.	144,663	6,457,756
American Financial Group, Inc.	152,581	4,496,562
*American Independence Corp.	5,200	26,000
American National Bankshares, Inc.	6,057	133,860
American National Insurance Co.	32,156	2,517,172
American Physicians Capital, Inc.	15,196	622,276
*American River Bankshares	5,842	41,653
*American Safety Insurance Holdings, Ltd.	12,390	204,435
*American Spectrum Realty, Inc.	1,280	15,373
#*AmericanWest Bancorporation	14,200	3,550
#*AmeriCredit Corp.	123,203	2,970,424
Ameriprise Financial, Inc.	105,661	4,478,970
*Ameris Bancorp	29,269	288,007
*AMERISAFE, Inc.	23,319	418,809
*AmeriServe Financial, Inc.	13,679	25,853
AmTrust Financial Services, Inc.	68,454	878,265
#*Anchor Bancorp Wisconsin, Inc.	8,894	6,502
#*Ante5, Inc.	3,728	951
#AON Corp.	87,603	3,300,005
#*Arch Capital Group, Ltd.	38,887	3,043,297
Argo Group International Holdings, Ltd.	41,471	1,291,407
#Arrow Financial Corp.	13,282	334,972
Aspen Insurance Holdings, Ltd.	101,652	2,780,182
#*Asset Acceptance Capital Corp.	33,523	150,518
Associated Banc-Corp.	228,366	3,103,494
Assurant, Inc.	96,136	3,584,911
Assured Guaranty, Ltd.	152,151	2,388,771
Asta Funding, Inc.	13,281	120,193
#Astoria Financial Corp.	119,488	1,582,021
*Atlantic American Corp.	11,687	15,485
*Atlantic Coast Federal Corp.	7,957	16,789
Auburn National Bancorporation, Inc.	993	18,420

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Avatar Holdings, Inc.	12,194	$244,002
Axis Capital Holdings, Ltd.	113,861	3,549,047
*B of I Holding, Inc.	10,334	161,417
Baldwin & Lyons, Inc.	1,758	39,581
Baldwin & Lyons, Inc. Class B	10,897	243,439
BancFirst Corp.	30,274	1,246,683
Bancorp Rhode Island, Inc.	3,295	96,181
*Bancorp, Inc.	32,855	248,055
#BancorpSouth, Inc.	98,254	1,440,404
*BancTrust Financial Group, Inc.	13,543	41,712
Bank Mutual Corp.	61,436	361,244
Bank of America Corp.	4,072,969	57,184,485
Bank of Commerce Holdings	4,379	19,049
*Bank of Granite Corp.	13,116	13,378
Bank of Hawaii Corp.	49,781	2,479,592
Bank of Kentucky Financial Corp.	1,212	22,470
Bank of New York Mellon Corp. (The)	494,671	12,401,402
*Bank of the Carolinas Corp.	100	330
#Bank of the Ozarks, Inc.	20,469	766,564
#*BankAtlantic Bancorp, Inc.	40,359	64,978
BankFinancial Corp.	25,976	230,667
Banner Corp.	17,330	40,726
Bar Harbor Bankshares	2,887	77,372
BB&T Corp.	286,059	7,102,845
BCB Bancorp, Inc.	5,896	48,937
*BCSB Bancorp, Inc.	1,100	10,450
*Beach First National Bancshares, Inc.	2,116	—
Beacon Federal Bancorp, Inc.	3,595	33,164
*Beneficial Mutual Bancorp, Inc.	78,421	791,268
*Berkshire Bancorp, Inc.	3,850	18,519
#*Berkshire Hathaway, Inc.	43,943	3,432,827
Berkshire Hills Bancorp, Inc.	16,767	338,526
#BGC Partners, Inc. Class A	29,803	161,532
BlackRock, Inc.	37,372	5,885,716
*BNCCORP, Inc.	1,190	2,678
BOK Financial Corp	54,511	2,655,231
#Boston Private Financial Holdings, Inc.	89,575	592,091
Bridge Bancorp, Inc.	3,519	91,916
*Bridge Capital Holdings	4,202	39,079
Brookline Bancorp, Inc.	74,899	725,022
Brooklyn Federal Bancorp, Inc.	7,873	32,830
Brown & Brown, Inc.	129,166	2,585,903
*Brunswick Bancorp	120	837
Bryn Mawr Bank Corp.	9,557	177,760
C&F Financial Corp.	1,955	38,123
*Cadence Financial Corp.	9,747	15,400
Calamos Asset Management, Inc.	21,747	226,169
California First National Bancorp	6,739	89,561
#*Camco Financial Corp.	4,832	10,147
Camden National Corp.	8,382	261,938
*Cape Bancorp, Inc.	2,421	18,303
Capital Bank Corp.	7,309	18,272
Capital City Bank Group, Inc.	19,055	263,531
Capital One Financial Corp.	188,964	7,998,846
Capital Properties, Inc.	700	5,285
•Capital Properties, Inc. Class B	700	—
Capital Southwest Corp.	4,330	384,591
CapitalSource, Inc.	400,014	2,152,075
#*Capitol Bancorp, Ltd.	17,298	23,698
#Capitol Federal Financial	41,466	1,303,276
Cardinal Financial Corp.	34,353	351,088

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Cardtronics, Inc.	34,762	$450,168
*Carolina Bank Holdings, Inc.	1,200	4,020
Carrollton Bancorp	1,139	6,145
Carver Bancorp, Inc.	1,427	9,276
#*Cascade Financial Corp.	1,779	658
Cash America International, Inc.	34,110	1,142,685
Cathay General Bancorp	87,879	1,033,457
*CB Richard Ellis Group, Inc.	46,751	794,767
Center Bancorp, Inc.	19,147	140,539
*Center Financial Corp.	44,648	230,830
CenterState Banks of Florida, Inc.	31,515	277,962
Central Bancorp, Inc.	400	5,200
*Central Jersey Bancorp	676	4,948
#*Central Pacific Financial Corp.	36,800	61,088
Central Virginia Bankshares, Inc.	1,428	2,199
*Centrue Financial Corp.	4,239	5,892
Century Bancorp, Inc. Class A	2,296	49,318
CFS Bancorp, Inc.	2,552	12,199
Charles Schwab Corp. (The)	105,901	1,566,276
Charter Financial Corp.	3,253	33,669
Chemical Financial Corp.	28,267	634,594
*Chicopee Bancorp, Inc.	7,027	79,967
Chubb Corp.	143,004	7,526,301
#Cincinnati Financial Corp.	132,203	3,642,193
*CIT Group, Inc.	43,594	1,585,078
*Citigroup, Inc.	3,088,536	12,662,998
Citizens Community Bancorp, Inc.	5,240	20,069
#Citizens Holding Co.	1,744	31,863
*Citizens Republic Bancorp, Inc.	6,959	6,292
Citizens South Banking Corp.	5,021	28,168
#*Citizens, Inc.	56,138	375,002
#City Holding Co.	22,386	659,268
#City National Corp.	64,565	3,658,899
CKX Lands, Inc.	1,536	17,272
Clifton Savings Bancorp, Inc.	30,301	272,103
CME Group, Inc.	27,164	7,573,323
#*CNA Financial Corp.	224,072	6,287,460
*CNA Surety Corp.	88,303	1,523,227
CNB Financial Corp.	4,745	57,272
*CNO Financial Group, Inc.	327,021	1,756,103
CoBiz Financial, Inc.	41,331	260,799
Codorus Valley Bancorp, Inc.	2,111	17,585
Cohen & Steers, Inc.	42,980	958,454
*Colonial Financial Services, Inc.	1,480	14,652
#*Colony Bankcorp, Inc.	2,957	17,594
Columbia Banking System, Inc.	31,445	574,815
Comerica, Inc.	132,848	5,096,049
Comm Bancorp, Inc.	805	18,515
Commerce Bancshares, Inc.	68,403	2,677,977
Commercial National Financial Corp.	1,917	31,151
#*Commonwealth Bankshares, Inc.	5,429	8,524
#Community Bank System, Inc.	66,479	1,645,355
*Community Capital Corp.	2,523	9,007
*Community Central Bank Corp.	1,223	1,535
Community Trust Bancorp, Inc.	18,387	505,275
*Community West Bancshares	3,113	8,218
*CompuCredit Holdings Corp.	48,057	243,649
Consolidated-Tokoma Land Co.	6,701	193,056
*Consumer Portfolio Services, Inc.	12,886	11,211
#*Cowen Group, Inc.	15,494	64,455
*Crawford & Co. Class A	16,179	38,021

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Crawford & Co. Class B	16,309	$55,614
#*Credit Acceptance Corp.	35,079	1,963,722
*Crescent Financial Corp.	5,408	14,872
Cullen Frost Bankers, Inc.	46,282	2,555,229
CVB Financial Corp.	103,114	1,049,701
Danvers Bancorp, Inc.	26,020	426,728
#Delphi Financial Group, Inc. Class A	55,593	1,442,638
Diamond Hill Investment Group, Inc.	2,804	162,940
Dime Community Bancshares, Inc.	40,322	528,218
Discover Financial Services	442,340	6,754,532
*Dollar Financial Corp.	30,144	591,124
Donegal Group, Inc. Class A	25,995	305,701
Donegal Group, Inc. Class B	5,551	88,455
#*Doral Financial Corp.	5,100	12,546
Duff & Phelps Corp.	11,198	121,386
*E*Trade Financial Corp.	46,916	686,381
East West Bancorp, Inc.	179,737	2,802,100
Eastern Insurance Holdings, Inc.	9,770	112,160
Eastern Virginia Bankshares, Inc.	2,788	11,096
Eaton Vance Corp.	23,444	702,382
ECB Bancorp, Inc.	1,850	26,788
*eHealth, Inc.	28,861	320,357
EMC Insurance Group, Inc.	14,909	333,365
Employers Holdings, Inc.	53,620	833,255
*Encore Bancshares, Inc.	8,804	82,405
*Encore Capital Group, Inc.	29,885	657,470
Endurance Specialty Holdings, Ltd.	72,303	2,790,173
*Enstar Group, Ltd.	12,522	910,725
Enterprise Bancorp, Inc.	5,560	61,994
Enterprise Financial Services Corp.	14,301	146,442
#Epoch Holding Corp.	11,064	137,747
Erie Indemnity Co.	44,280	2,171,048
ESB Financial Corp.	12,127	171,355
ESSA Bancorp, Inc.	21,343	271,483
Evans Bancorp, Inc.	1,929	25,077
Evercore Partners, Inc. Class A	11,290	265,089
Everest Re Group, Ltd.	48,562	3,769,382
*EzCorp, Inc.	56,062	1,115,634
#F.N.B. Corp.	129,321	1,108,281
Farmers Capital Bank Corp.	4,800	24,912
FBL Financial Group, Inc. Class A	35,288	800,685
Federal Agricultural Mortgage Corp.	13,567	202,691
Federal Agricultural Mortgage Corp. Class A	449	5,388
#Federated Investors, Inc.	29,592	627,942
Fidelity Bancorp, Inc.	1,357	7,179
Fidelity National Financial, Inc.	243,160	3,591,473
*Fidelity Southern Corp.	7,025	45,803
Fifth Third Bancorp	650,074	8,262,441
Financial Institutions, Inc.	13,228	250,935
*First Acceptance Corp.	34,766	59,798
First Advantage Bancorp	2,939	31,036
First American Financial Corp.	113,343	1,671,809
#First Bancorp	19,629	327,608
First Bancorp of Indiana, Inc.	700	6,234
First Bancorp, Inc.	6,041	84,574
*First Bancshares, Inc.	569	4,788
#First Busey Corp.	76,683	351,975
First Business Financial Services, Inc.	1,986	18,768
*First California Financial Group, Inc.	2,476	6,933
*First Cash Financial Services, Inc.	38,835	931,263
First Citizens BancShares, Inc.	12,682	2,397,025

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
First Commonwealth Financial Corp.	99,474	$527,212
First Community Bancshares, Inc.	21,319	313,602
First Defiance Financial Corp.	8,806	87,884
#First Federal Bancshares of Arkansas, Inc.	7,401	13,692
*First Federal of Northern Michigan Bancorp, Inc.	1,458	3,295
First Financial Bancorp	62,832	999,029
First Financial Bankshares, Inc.	25,155	1,233,098
First Financial Corp.	15,787	447,877
First Financial Holdings, Inc.	18,774	236,177
First Financial Northwest, Inc.	19,426	88,583
First Financial Service Corp.	1,956	13,007
*First Franklin Corp.	461	3,444
#*First Horizon National Corp.	285,281	3,272,173
#First M&F Corp.	5,834	23,044
*First Marblehead Corp. (The)	76,265	205,153
*First Mariner Bancorp, Inc.	2,010	1,729
First Merchants Corp.	27,764	240,992
First Mercury Financial Corp.	20,400	233,784
First Midwest Bancorp, Inc.	83,898	1,055,437
First Niagara Financial Group, Inc.	259,167	3,475,429
First Pactrust Bancorp, Inc.	2,119	20,385
First Place Financial Corp.	23,310	84,615
First Security Group, Inc.	9,318	18,170
First South Bancorp, Inc.	9,693	114,765
#*First State Bancorporation	9,900	1,534
#First United Corp.	4,427	17,442
First West Virginia Bancorp, Inc.	697	10,113
Firstbank Corp.	3,456	16,937
*FirstCity Financial Corp.	8,325	60,356
FirstMerit Corp.	115,270	2,271,972
*Flagstar Bancorp, Inc.	2,830	9,084
Flagstone Reinsurance Holdings SA	92,751	1,023,971
Flushing Financial Corp.	35,951	448,309
#*FNB United Corp.	6,680	3,340
#*Forest City Enterprises, Inc. Class A	167,724	2,130,095
*Forest City Enterprises, Inc. Class B	12,860	165,251
*Forestar Group, Inc.	30,042	483,977
*Fox Chase Bancorp, Inc.	19,575	189,290
*FPIC Insurance Group, Inc.	18,906	558,672
Franklin Resources, Inc.	27,951	2,811,312
Fulton Financial Corp.	246,003	2,241,087
*GAINSCO, Inc.	1,100	8,256
Gallagher (Arthur J.) & Co.	61,389	1,560,508
GAMCO Investors, Inc.	8,087	325,421
*Genworth Financial, Inc.	411,216	5,584,313
German American Bancorp, Inc.	13,877	232,440
GFI Group, Inc.	122,768	723,104
Glacier Bancorp, Inc.	67,410	1,077,212
#*Gleacher & Co., Inc.	97,322	194,644
*Global Indemnity P.L.C.	12,122	184,497
Goldman Sachs Group, Inc. (The)	200,183	30,191,600
Gouverneur Bancorp, Inc.	600	4,350
Great Southern Bancorp, Inc.	15,891	348,490
*Greene Bancshares, Inc.	14,450	144,934
#Greenhill & Co., Inc.	11,300	768,965
*Greenlight Capital Re, Ltd.	34,885	899,684
*Grubb & Ellis Co.	5,800	6,960
GS Financial Corp.	500	5,700
*Guaranty Bancorp.	42,259	46,907
*Guaranty Federal Bancshares, Inc.	1,840	11,095
#*Habersham Bancorp	800	624

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Hallmark Financial Services, Inc.	22,932	$232,530
Hampden Bancorp, Inc.	3,863	38,475
#*Hampton Roads Bankshares, Inc.	7,965	8,762
Hancock Holding Co.	40,875	1,247,096
#*Hanmi Financial Corp.	28,942	40,808
Hanover Insurance Group, Inc.	67,028	2,937,837
Harleysville Group, Inc.	32,710	1,029,711
Harleysville Savings Financial Corp.	3,551	54,969
*Harris & Harris Group, Inc.	31,072	126,463
Hartford Financial Services Group, Inc.	198,176	4,639,300
Hawthorn Bancshares, Inc.	1,996	24,551
HCC Insurance Holdings, Inc.	135,251	3,532,756
Heartland Financial USA, Inc.	19,679	347,531
*Heritage Commerce Corp.	17,860	64,117
*Heritage Financial Corp.	8,910	132,314
Heritage Financial Group.	7,501	84,611
HF Financial Corp.	3,271	31,729
*HFF, Inc.	14,200	124,392
*Hilltop Holdings, Inc.	65,500	680,545
Hingham Institution for Savings	1,099	41,333
*HMN Financial, Inc.	2,615	11,637
*Home Bancorp, Inc.	2,834	37,295
Home Bancshares, Inc.	30,421	731,017
Home Federal Bancorp, Inc.	20,609	268,947
*Homeowners Choice, Inc.	2,800	15,694
HopFed Bancorp, Inc.	1,368	13,010
Horace Mann Educators Corp.	45,676	768,270
Horizon Bancorp	1,385	30,816
#*Horizon Financial Corp.	7,850	78
#Hudson City Bancorp, Inc.	228,066	2,832,580
Hudson Valley Holding Corp.	4,444	86,036
Huntington Bancshares, Inc.	650,915	3,944,545
IBERIABANK Corp.	32,516	1,689,531
Independence Holding Co.	14,756	94,586
Independent Bank Corp. (453836108)	24,266	577,773
Independent Bank Corp. (453838104)	5,130	1,796
Indiana Community Bancorp	4,755	59,556
Infinity Property & Casualty Corp.	19,978	959,743
#*Integra Bank Corp.	15,534	11,495
#*Interactive Brokers Group, Inc.	28,927	478,742
*IntercontinentalExchange, Inc.	12,821	1,354,154
*Intergroup Corp. (The)	677	10,494
*International Assets Holding Corp.	19,874	336,666
International Bancshares Corp.	85,259	1,478,391
*Intervest Bancshares Corp.	4,600	15,134
Invesco, Ltd.	270,914	5,293,660
*Investment Technology Group, Inc.	42,752	671,634
*Investors Bancorp, Inc.	141,773	1,861,479
*Investors Capital Holdings, Ltd.	3,119	8,016
Investors Title Co.	1,604	45,056
*Jacksonville Bancorp, Inc.	187	1,776
Janus Capital Group, Inc.	199,199	2,087,606
#Jefferies Group, Inc.	173,713	4,288,974
Jefferson Bancshares, Inc.	2,704	10,248
*Jesup & Lamont, Inc.	1,801	36
JMP Group, Inc.	24,891	175,482
Jones Lang LaSalle, Inc.	49,449	3,830,320
JPMorgan Chase & Co.	1,758,487	70,831,856
*KBW, Inc.	42,850	979,122
Kearny Financial Corp.	96,018	901,609
Kentucky First Federal Bancorp	3,171	29,015

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
KeyCorp	752,825	$6,368,900
#K-Fed Bancorp	14,486	126,028
#*Knight Capital Group, Inc.	112,718	1,620,885
*LaBranche & Co., Inc.	28,087	106,450
#Lakeland Bancorp, Inc.	27,560	247,213
Lakeland Financial Corp.	18,974	389,536
Landmark Bancorp, Inc.	1,699	27,804
Legacy Bancorp, Inc.	8,475	69,453
Legg Mason, Inc.	133,273	3,850,257
#*Leucadia National Corp.	124,335	2,746,560
#Life Partners Holdings, Inc.	8,950	155,282
Lincoln National Corp.	261,647	6,813,288
LNB Bancorp, Inc.	4,622	23,156
Loews Corp.	183,672	6,823,415
*Louisiana Bancorp, Inc.	3,500	50,750
#LSB Corp.	2,748	57,131
LSB Financial Corp.	646	7,070
#M&T Bank Corp.	96,379	8,417,742
#*Macatawa Bank Corp.	11,382	20,829
*Magyar Bancorp, Inc.	1,886	8,581
*Maiden Holdings, Ltd.	11,488	78,808
MainSource Financial Group, Inc.	23,842	179,769
Malvern Federal Bancorp, Inc.	200	1,640
#*Markel Corp.	4,261	1,440,218
*Market Leader, Inc.	6,614	13,096
MarketAxess Holdings, Inc.	39,632	563,567
*Marlin Business Services Corp.	18,895	211,246
Marsh & McLennan Cos., Inc.	132,000	3,104,640
Marshall & Ilsley Corp.	446,247	3,137,116
*Maui Land & Pineapple Co., Inc.	7,073	28,009
Mayflower Bancorp, Inc.	600	4,656
MB Financial, Inc.	61,416	1,064,953
#*MBIA, Inc.	379,056	3,290,206
#*MBT Financial Corp.	11,675	20,782
MCG Capital Corp.	92,685	536,646
Meadowbrook Insurance Group, Inc.	69,195	633,826
Medallion Financial Corp.	20,882	146,383
#*Mercantile Bancorp, Inc.	5,221	14,619
Mercantile Bank Corp.	3,536	19,059
Mercer Insurance Group, Inc.	6,859	114,408
Merchants Bancshares, Inc.	5,915	141,073
Mercury General Corp.	68,420	2,950,955
*Meridian Interstate Bancorp, Inc.	18,299	197,995
Meta Financial Group, Inc.	1,561	50,295
MetLife, Inc.	335,580	14,114,495
*Metro Bancorp, Inc.	9,316	118,406
*MetroCorp Bancshares, Inc.	6,786	19,340
*MF Global Holdings, Ltd.	138,663	891,603
#*MGIC Investment Corp.	250,251	2,149,656
MicroFinancial, Inc.	8,499	33,996
Mid Penn Bancorp, Inc.	1,076	8,102
MidSouth Bancorp, Inc.	7,597	99,065
#*Midwest Banc Holdings, Inc.	22,907	309
MidWestOne Financial Group, Inc.	3,251	48,732
Monroe Bancorp	3,054	13,804
Montpelier Re Holdings, Ltd.	100,596	1,635,691
#Moody’s Corp.	45,965	1,082,476
Morgan Stanley	560,059	15,115,992
MSB Financial Corp.	600	4,626
*MSCI, Inc.	24,152	779,385
MutualFirst Financial, Inc.	3,580	26,420

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Nara Bancorp, Inc.	45,280	$324,658
*NASDAQ OMX Group, Inc. (The)	171,275	3,334,724
*National Financial Partners Corp.	49,572	531,908
National Interstate Corp.	23,404	522,143
National Penn Bancshares, Inc.	140,931	938,600
National Security Group, Inc.	977	12,447
National Western Life Insurance Co. Class A	2,238	345,010
Naugatuck Valley Financial Corp.	390	2,476
*Navigators Group, Inc. (The)	34,151	1,455,857
NBT Bancorp, Inc.	66,258	1,462,977
Nelnet, Inc. Class A	44,722	901,596
#*Neostem, Inc.	36,900	70,479
*New Century Bancorp, Inc.	2,078	12,021
New England Bancshares, Inc.	4,415	31,744
New Hampshire Thrift Bancshares, Inc.	3,418	34,556
New Westfield Financial, Inc.	39,650	325,526
#New York Community Bancorp, Inc.	253,127	4,368,972
NewAlliance Bancshares, Inc.	134,870	1,641,368
*NewBridge Bancorp	9,172	34,578
*Newport Bancorp, Inc.	2,300	28,612
*NewStar Financial, Inc.	45,427	329,800
North Central Bancshares, Inc.	200	3,250
*North Valley Bancorp	4,180	7,775
Northeast Bancorp	1,024	13,399
Northeast Community Bancorp, Inc.	10,493	59,810
Northern Trust Corp.	50,288	2,363,033
#Northfield Bancorp, Inc.	50,987	657,222
Northrim Bancorp, Inc.	4,894	86,134
Northway Financial, Inc.	2,251	13,506
Northwest Bancshares, Inc.	132,595	1,608,377
Norwood Financial Corp.	1,502	41,350
NYMAGIC, Inc.	5,579	142,264
NYSE Euronext, Inc.	211,095	6,115,422
Ocean Shore Holding Co.	5,372	56,728
OceanFirst Financial Corp.	23,192	293,611
*Ocwen Financial Corp.	115,300	1,217,568
Ohio Valley Banc Corp.	1,900	39,767
Old National Bancorp.	88,700	933,124
Old Republic International Corp.	284,256	3,556,043
#Old Second Bancorp, Inc.	18,225	25,333
OneBeacon Insurance Group, Ltd.	42,145	669,684
*optionsXpress Holdings, Inc.	57,926	903,646
#Oriental Financial Group, Inc.	39,967	565,933
Oritani Financial Corp.	70,432	704,320
Osage Bancshares, Inc.	2,100	17,062
#*PAB Bankshares, Inc.	3,764	3,237
#*Pacific Capital Bancorp	28,566	28,852
Pacific Continental Corp.	19,671	179,793
#*Pacific Mercantile Bancorp	6,757	26,014
*Pacific Premier Bancorp, Inc.	2,285	9,826
#PacWest Bancorp	54,358	1,137,713
*Park Bancorp, Inc.	700	3,248
#Park National Corp.	17,000	1,140,360
Parkvale Financial Corp.	3,750	29,100
PartnerRe, Ltd.	64,618	4,676,405
#*Patriot National Bancorp	1,300	2,574
Peapack-Gladstone Financial Corp.	5,490	69,448
Penns Woods Bancorp, Inc.	2,675	83,594
*Penson Worldwide, Inc.	30,451	163,826
Peoples Bancorp of North Carolina	4,359	22,536
Peoples Bancorp, Inc. (709788202)	1,479	21,312

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Peoples Bancorp, Inc. (709789101)	11,830	$204,068
People’s United Financial, Inc.	301,905	4,178,365
#*PHH Corp.	64,175	1,277,724
#*Phoenix Cos., Inc. (The)	228,800	549,120
*PICO Holdings, Inc.	26,012	815,216
Pinnacle Bancshares, Inc.	444	4,274
#*Pinnacle Financial Partners, Inc.	37,799	381,392
*Piper Jaffray Cos., Inc.	16,387	511,111
Platinum Underwriters Holdings, Ltd.	60,202	2,352,694
*PMA Capital Corp.	35,263	236,615
#*PMI Group, Inc. (The)	115,736	362,254
PNC Financial Services Group, Inc.	192,995	11,461,973
*Popular, Inc.	293,058	841,076
Porter Bancorp, Inc.	10,533	114,283
#*Portfolio Recovery Associates, Inc.	20,726	1,444,188
#*Preferred Bank	9,517	18,082
Premier Financial Bancorp, Inc.	4,510	28,729
Presidential Life Corp.	2,779	27,262
*Primus Guaranty, Ltd.	32,656	142,380
#Princeton National Bancorp, Inc.	3,281	19,358
Principal Financial Group, Inc.	254,713	6,523,200
PrivateBancorp, Inc.	80,950	1,001,352
*ProAssurance Corp.	41,749	2,484,483
Progressive Corp.	108,105	2,123,182
#Prosperity Bancshares, Inc.	58,846	1,993,702
Protective Life Corp.	106,093	2,386,032
*Providence Community Bancshares, Inc.	729	1,516
Provident Financial Holdings, Inc.	12,387	76,180
Provident Financial Services, Inc.	71,553	916,594
Provident New York Bancorp	52,536	487,534
Prudential Bancorp, Inc. of Pennsylvania	5,929	39,013
Prudential Financial, Inc.	187,742	10,755,739
PSB Holdings, Inc.	3,341	13,347
Pulaski Financial Corp.	6,926	46,473
*Pzena Investment Management, Inc. Class A	369	2,546
QC Holdings, Inc.	17,425	71,617
*QCR Holdings, Inc.	2,250	22,005
Radian Group, Inc.	97,172	835,679
*Rainier Pacific Financial Group, Inc.	4,450	62
#Raymond James Financial, Inc.	146,898	3,919,239
Regions Financial Corp.	968,885	7,101,927
Reinsurance Group of America, Inc.	74,364	3,567,985
RenaissanceRe Holdings, Ltd.	47,806	2,735,459
#Renasant Corp.	25,455	388,189
Republic Bancorp, Inc. Class A	20,380	505,016
*Republic First Bancorp, Inc.	5,441	10,991
Resource America, Inc.	16,453	71,571
Rewards Network, Inc.	7,560	105,008
*Riverview Bancorp, Inc.	8,785	17,570
#RLI Corp.	24,755	1,373,655
Rockville Financial, Inc.	21,742	275,471
*Rodman & Renshaw Capital Group, Inc.	39,919	118,959
Roma Financial Corp.	37,277	425,331
Rome Bancorp, Inc.	7,102	64,983
#*Royal Bancshares of Pennsylvania, Inc. Class A	6,756	17,025
Rurban Financial Corp.	2,715	9,883
#S&T Bancorp, Inc.	48,133	977,100
S.Y. Bancorp, Inc.	15,486	386,066
*Safeguard Scientifics, Inc.	24,579	311,416
Safety Insurance Group, Inc.	20,174	790,821
Salisbury Bancorp, Inc.	1,076	24,318

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Sanders Morris Harris Group, Inc.	23,086	$126,973
Sandy Spring Bancorp, Inc.	27,274	462,022
Savannah Bancorp, Inc. (The)	3,526	34,378
SCBT Financial Corp.	15,426	497,180
SeaBright Holdings, Inc.	27,448	224,799
#*Seacoast Banking Corp. of Florida	30,047	40,864
*Security National Financial Corp. Class A	2,564	5,000
SEI Investments Co.	37,897	726,864
Selective Insurance Group, Inc.	63,888	994,097
Shore Bancshares, Inc.	5,138	56,621
SI Financial Group, Inc.	3,013	20,338
*Siebert Financial Corp.	8,302	17,351
#Sierra Bancorp	11,233	133,111
*Signature Bank	50,649	1,946,948
Simmons First National Corp.	20,752	546,815
*SLM Corp.	68,277	819,324
Smithtown Bancorp, Inc.	14,560	58,240
Somerset Hills Bancorp	3,100	25,885
South Financial Group, Inc.	85,606	23,764
South Street Financial Corp.	897	2,709
*Southcoast Financial Corp.	3,770	11,687
*Southern Community Financial Corp.	14,598	29,050
#*Southern Connecticut Bancorp, Inc.	1,300	8,326
*Southern First Bancshares, Inc.	1,788	10,746
Southern Missouri Bancorp, Inc.	499	7,819
Southside Bancshares, Inc.	18,939	359,083
Southwest Bancorp, Inc.	23,291	338,884
Southwest Georgia Financial Corp.	1,793	18,289
#*St. Joe Co. (The)	82,198	2,119,886
StanCorp Financial Group, Inc.	60,142	2,266,752
State Auto Financial Corp.	47,797	751,847
State Bancorp, Inc.	17,248	165,236
State Street Corp.	166,570	6,482,904
StellarOne Corp.	26,481	359,347
Sterling Bancorp	38,274	373,554
Sterling Bancshares, Inc.	111,937	580,953
#*Sterling Financial Corp.	9,800	6,370
#Stewart Information Services Corp.	19,289	192,697
#*Stifel Financial Corp.	36,570	1,694,654
*Stratus Properties, Inc.	6,176	59,043
#Student Loan Corp.	17,416	437,142
#Suffolk Bancorp	11,445	310,274
*Sun Bancorp, Inc.	29,233	156,104
SunTrust Banks, Inc.	206,521	5,359,220
*Superior Bancorp	7,375	13,128
#Susquehanna Bancshares, Inc.	145,191	1,255,902
*Sussex Bancorp	1,931	10,620
#*SVB Financial Group	51,703	2,233,053
SWS Group, Inc.	32,323	281,857
#Synovus Financial Corp.	992,143	2,599,415
T. Rowe Price Group, Inc.	22,950	1,106,878
*Taylor Capital Group, Inc.	10,989	109,231
#TCF Financial Corp.	177,464	2,811,030
*TD Ameritrade Holding Corp.	176,203	2,773,435
Teche Holding Co.	1,290	36,378
*Tejon Ranch Co.	21,385	492,710
#*Tennessee Commerce Bancorp, Inc.	1,272	7,187
*Territorial Bancorp, Inc.	2,071	37,713
*Teton Advisors, Inc.	95	879
#*Texas Capital Bancshares, Inc.	41,088	685,759
TF Financial Corp.	1,847	38,233

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
TFS Financial Corp.	169,775	$2,115,396
Thomas Properties Group, Inc.	75,959	277,250
#*TIB Financial Corp.	2,494	1,097
*Tidelands Bancshares, Inc.	551	854
*TierOne Corp.	8,000	160
Timberland Bancorp, Inc.	5,508	21,757
Tompkins Financial Corp.	12,311	513,984
Torchmark Corp.	70,991	3,767,492
Tower Bancorp, Inc.	4,388	93,552
*Tower Financial Corp.	1,125	7,566
#Tower Group, Inc.	49,505	1,066,833
#TowneBank	28,726	442,380
*TradeStation Group, Inc.	56,246	359,412
Transatlantic Holdings, Inc.	57,679	2,757,633
Travelers Cos., Inc. (The)	240,418	12,129,088
*Tree.com, Inc.	10,426	75,067
#TriCo Bancshares	18,194	343,321
#Trustco Bank Corp.	92,922	540,806
Trustmark Corp.	79,506	1,749,132
U.S. Bancorp	486,505	11,627,470
UMB Financial Corp.	50,500	1,899,810
Umpqua Holdings Corp.	110,678	1,386,795
Unico American Corp.	100	922
Union Bankshares, Inc.	1,990	35,820
Union First Market Bankshares Corp.	29,492	418,786
United Bancshares, Inc.	1,986	18,251
#United Bankshares, Inc.	49,600	1,266,288
*United Community Bancorp	1,300	10,010
*United Community Banks, Inc.	47,954	148,657
*United Community Financial Corp.	10,564	16,902
United Financial Bancorp, Inc.	23,125	344,331
United Fire & Casualty Co.	53,432	1,145,582
*United PanAm Financial Corp.	13,344	58,046
#*United Security Bancshares	6,718	28,216
United Western Bancorp, Inc.	6,086	5,112
Unitrin, Inc.	86,420	2,401,612
*Unity Bancorp, Inc.	4,679	24,565
Universal Insurance Holdings, Inc.	47,676	190,704
Univest Corp. of Pennsylvania	19,051	330,154
Unum Group	291,024	6,641,168
Validus Holdings, Ltd.	106,643	2,649,012
Valley National Bancorp	174,531	2,532,445
*ViewPoint Financial Group	40,007	388,068
*Virginia Commerce Bancorp, Inc.	29,964	192,069
*Virtus Investment Partners, Inc.	95	2,451
VIST Financial Corp.	4,057	31,604
#*Waccamaw Bankshares, Inc.	1,080	1,199
Waddell & Reed Financial, Inc.	26,403	629,183
Wainwright Bank & Trust Co.	5,434	101,724
Washington Banking Co.	19,530	281,427
Washington Federal, Inc.	141,260	2,457,924
Washington Trust Bancorp, Inc.	18,492	358,005
*Waterstone Financial, Inc.	17,872	71,309
Wayne Savings Bancshares, Inc.	1,615	12,823
Webster Financial Corp.	97,250	1,812,740
Wells Fargo & Co.	2,213,497	61,380,272
WesBanco, Inc.	30,711	532,836
Wesco Financial Corp.	4,829	1,636,548
*West Bancorporation, Inc.	23,067	154,318
#West Coast Bancorp	68,236	174,002
#Westamerica Bancorporation	20,400	1,096,704

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*Western Alliance Bancorp	70,920	$515,588
Westwood Holdings Group, Inc.	4,043	146,478
White Mountains Insurance Group, Ltd.	10,919	3,429,112
Whitney Holding Corp.	109,109	885,965
Wilber Corp.	5,699	33,966
#Wilmington Trust Corp.	75,973	770,366
Wilshire Bancorp, Inc.	35,596	268,038
#Wintrust Financial Corp.	35,063	1,091,161
*World Acceptance Corp.	24,217	1,003,310
WR Berkley Corp.	119,356	3,223,806
WSB Holdings, Inc.	8,451	26,156
WVS Financial Corp.	2,157	23,727
Xl Group P.L.C.	193,249	3,426,305
Yadkin Valley Financial Corp.	13,928	40,948
Zions Bancorporation	144,160	3,198,910
*ZipRealty, Inc.	21,331	57,594

Total Financials		908,741,341

Health Care — (8.6%)
*A.D.A.M., Inc.	5,904	19,011
*Abaxis, Inc.	22,354	448,198
Abbott Laboratories	124,586	6,114,681
#*ABIOMED, Inc.	71,370	791,493
#*Abraxis Bioscience, Inc.	19,083	1,436,759
*Acadia Pharmaceuticals, Inc.	17,884	21,818
*Accelr8 Technology Corp.	2,183	1,857
*Accelrys, Inc.	63,659	448,796
*Accuray, Inc.	89,725	590,391
*Achillion Pharmaceuticals, Inc.	14,800	36,556
*Acorda Therapeutics, Inc.	10,355	334,881
*Adcare Health Systems, Inc.	3,527	12,168
*Adolor Corp.	42,263	46,912
Aetna, Inc.	184,690	5,143,617
*Affymax, Inc.	8,115	52,179
*Affymetrix, Inc.	83,820	409,880
*Air Methods Corp.	15,181	481,997
*Akorn, Inc.	23,203	84,459
*Albany Molecular Research, Inc.	17,224	111,956
#*Alere, Inc.	92,348	2,597,749
*Alexion Pharmaceuticals, Inc.	18,088	983,264
*Alexza Pharmaceuticals, Inc.	41,452	114,822
#*Align Technology, Inc.	54,710	949,219
*Alkermes, Inc.	78,152	1,008,161
Allergan, Inc.	32,961	2,012,599
#*Alliance HealthCare Services, Inc.	48,700	204,540
*Allied Healthcare International, Inc.	47,289	117,277
*Allied Healthcare Products, Inc.	4,008	13,307
#*Allos Therapeutics, Inc.	38,881	187,406
#*Allscripts-Misys Healthcare Solutions, Inc.	50,343	840,225
*Almost Family, Inc.	11,032	289,921
#*Alnylam Pharmaceuticals, Inc.	17,059	261,856
*Alphatec Holdings, Inc.	63,271	267,636
#*AMAG Pharmaceuticals, Inc.	15,293	481,424
#*Amedisys, Inc.	29,093	764,273
America Services Group, Inc.	10,914	192,523
*American Dental Partners, Inc.	20,220	231,721
#*American Medical Systems Holdings, Inc.	92,432	2,066,780
*American Shared Hospital Services	2,089	6,894
*AMERIGROUP Corp.	64,076	2,291,358
AmerisourceBergen Corp.	109,200	3,272,724
*Amgen, Inc.	138,705	7,563,584

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Amicus Therapeutics, Inc.	607	$1,536
*AMN Healthcare Services, Inc.	38,569	232,185
*Amsurg Corp.	37,556	688,026
#*Amylin Pharmaceuticals, Inc.	56,778	1,074,240
*Anadys Pharmaceuticals, Inc.	11,796	23,710
Analogic Corp.	14,871	676,184
*AngioDynamics, Inc.	29,764	458,663
*Anika Therapeutics, Inc.	10,864	63,663
*Animal Health International, Inc.	2,881	7,174
#*Antigenics, Inc.	19,329	16,434
#*ARCA Biopharma, Inc.	2,015	7,536
*Arcadia Resources, Inc.	27,261	14,448
*Ardea Biosciences, Inc.	3,482	69,466
#*Arena Pharmaceuticals, Inc.	88,401	702,788
*Ariad Pharmaceuticals, Inc.	196,100	627,520
*Arqule, Inc.	29,200	124,684
*Array BioPharma, Inc.	37,816	119,877
Arrhythmia Research Technology, Inc.	1,790	8,950
*ArthroCare Corp.	20,956	561,202
*ARYx Therapeutics, Inc.	3,169	1,521
*Assisted Living Concepts, Inc.	11,548	363,300
#*athenahealth, Inc.	8,061	223,854
*AtriCure, Inc.	14,341	90,779
Atrion Corp.	1,869	269,902
*ATS Medical, Inc.	88,076	352,304
#*Auxilium Pharmaceuticals, Inc.	568	12,814
*AVANIR Pharmaceuticals, Inc.	22,913	73,322
*AVI BioPharma, Inc.	600	1,170
Bard (C.R.), Inc.	9,268	727,816
Baxter International, Inc.	42,400	1,855,848
#Beckman Coulter, Inc.	36,343	1,665,600
Becton Dickinson & Co.	21,758	1,496,950
*Bioanalytical Systems, Inc.	2,068	2,275
*BioClinica, Inc.	15,357	62,196
#*BioCryst Pharmaceuticals, Inc.	33,426	199,553
#*Biodel, Inc.	22,893	89,283
#*Biogen Idec, Inc.	62,200	3,475,736
*BioLase Technology, Inc.	4,790	5,556
#*BioMarin Pharmaceutical, Inc.	30,508	666,600
*BioMimetic Therapeutics, Inc.	24,789	228,802
*Bio-Rad Laboratories, Inc.	22,630	2,009,544
*Bio-Rad Laboratories, Inc. Class B	2,205	196,025
*Bio-Reference Labs, Inc.	18,996	398,346
*BioSante Pharmaceuticals, Inc.	7,594	12,226
*BioScrip, Inc.	49,512	210,426
*BioSpecifics Technologies Corp.	2,000	48,180
*BioSphere Medical, Inc.	14,304	62,222
*BMP Sunstone Corp.	27,880	184,008
*Boston Scientific Corp.	600,721	3,364,038
*Bovie Medical Corp.	8,100	22,356
Bristol-Myers Squibb Co.	179,249	4,466,885
*Brookdale Senior Living, Inc.	144,969	2,055,660
*Bruker BioSciences Corp.	64,955	855,457
*BSD Medical Corp.	4,763	5,001
#*Cadence Pharmaceuticals, Inc.	24,375	186,712
*Caliper Life Sciences, Inc.	55,068	215,867
*Cambrex Corp.	34,584	122,773
Cantel Medical Corp.	21,575	342,611
*Capital Senior Living Corp.	29,370	158,598
*Capstone Therapeutics Corp.	2,652	2,175
*Caraco Pharmaceutical Laboratories, Ltd.	26,530	160,241

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Cardiac Science Corp.	11,368	$20,235
#*Cardica, Inc.	3,013	5,182
Cardinal Health, Inc.	103,083	3,326,488
*CardioNet, Inc.	82	391
#*Cardiovascular Systems, Inc.	5,798	25,917
*CareFusion Corp.	179,122	3,774,101
*Catalyst Health Solutions, Inc.	39,084	1,351,525
*Catalyst Pharmaceutical Partners, Inc.	1,590	1,828
*Celera Corp.	94,635	633,108
*Celgene Corp.	37,261	2,054,944
#*Celldex Therapeutics, Inc.	13,447	68,983
#*Celsion Corp.	7,425	24,502
#*Centene Corp.	55,178	1,175,843
#*Cephalon, Inc.	36,543	2,073,815
#*Cepheid, Inc.	28,300	468,365
#*Cerner Corp.	30,900	2,393,205
*Cerus Corp.	24,244	75,156
#*Charles River Laboratories International, Inc.	82,056	2,550,300
Chemed Corp.	27,581	1,459,587
Cigna Corp.	107,854	3,317,589
#*Clinical Data, Inc.	18,199	253,694
*Columbia Laboratories, Inc.	6,488	5,904
*CombiMatrix Corp.	7,394	20,481
*Combinatorx, Inc.	26,570	41,184
#*Community Health Systems, Inc.	124,209	4,028,098
#Computer Programs & Systems, Inc.	5,080	228,448
#*Conceptus, Inc.	30,100	406,651
*Conmed Corp.	33,277	639,917
*Continucare Corp.	69,228	263,759
#Cooper Cos., Inc.	58,643	2,278,867
*Cornerstone Therapeutics, Inc.	2,272	12,655
*Corvel Corp.	14,931	594,104
#*Covance, Inc.	39,037	1,513,074
*Coventry Health Care, Inc.	138,540	2,747,248
*CPEX Pharmaceuticals, Inc.	1,424	38,106
*Cross Country Healthcare, Inc.	27,003	239,787
*CryoLife, Inc.	32,800	175,808
*Cubist Pharmaceuticals, Inc.	59,350	1,280,773
*Curis, Inc.	6,700	11,524
*Cutera, Inc.	15,596	121,961
#*Cyberonics, Inc.	21,390	509,510
#*Cyclacel Pharmaceuticals, Inc.	3,300	5,676
*Cynosure, Inc.	10,074	103,561
*Cypress Bioscience, Inc.	48,807	178,146
*Cytokinetics, Inc.	71,615	196,941
#*Cytori Therapeutics, Inc.	34,114	163,065
*DaVita, Inc.	53,518	3,067,652
Daxor Corp.	5,407	53,448
*Dendreon Corp.	48,246	1,587,776
#DENTSPLY International, Inc.	96,933	2,909,929
*DepoMed, Inc.	25,644	73,342
*DexCom, Inc.	50,863	567,631
*Digirad Corp.	13,700	25,071
*Dionex Corp.	9,922	749,111
*Discovery Laboratories, Inc.	9,372	2,492
*Durect Corp.	40,784	99,513
*DUSA Pharmaceuticals, Inc.	3,939	9,060
*Dyax Corp.	68,911	165,386
*Dynacq Healthcare, Inc.	3,325	7,614
*Dynavax Technologies Corp.	23,749	52,485
*Eclipsys Corp.	60,504	1,192,534

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Edwards Lifesciences Corp.	47,450	$2,742,610
#Eli Lilly & Co.	97,652	3,476,411
*Emergency Medical Services Corp. Class A	8,800	393,712
*Emergent BioSolutions, Inc.	36,245	673,070
#*Emeritus Corp.	47,205	812,398
*Encision, Inc.	900	1,485
*Endo Pharmaceuticals Holdings, Inc.	140,537	3,374,293
•*Endo Pharmaceuticals Solutions	64,970	71,467
*Endologix, Inc.	36,686	167,655
Ensign Group, Inc.	24,793	446,274
*EnteroMedics, Inc.	417	765
*Entremed, Inc.	327	795
*Enzo Biochem, Inc.	45,825	210,795
*Enzon Pharmaceuticals, Inc.	47,270	517,134
*eResearch Technology, Inc.	57,435	465,224
*Exact Sciences Corp.	15,692	65,436
*Exactech, Inc.	14,864	234,554
*Exelixis, Inc.	86,535	269,989
*Express Scripts, Inc.	49,000	2,213,820
*Five Star Quality Care, Inc.	37,125	135,506
*Forest Laboratories, Inc.	146,630	4,068,982
*Fresenius Kabi Pharmaceuticals Holding, Inc.	76,918	8,115
*Furiex Pharmaceuticals, Inc.	2,355	27,577
*Genomic Health, Inc.	10,697	137,884
*Genoptix, Inc.	14,600	252,288
#*Gen-Probe, Inc.	11,326	509,330
*Gentiva Health Services, Inc.	57,592	1,188,123
*GenVec, Inc.	6,932	3,882
*Genzyme Corp.	82,609	5,746,282
#*Geron Corp.	89,111	501,695
*Gilead Sciences, Inc.	64,524	2,149,940
*Greatbatch, Inc.	28,406	641,407
#*GTx, Inc.	17,440	59,122
*Haemonetics Corp.	29,000	1,602,250
*Halozyme Therapeutics, Inc.	41,343	296,429
*Hanger Orthopedic Group, Inc.	38,657	662,968
#*Hansen Medical, Inc.	5,168	9,354
*Harbor BioSciences, Inc.	7,877	2,304
*Harvard Bioscience, Inc.	32,095	115,863
*Health Grades, Inc.	17,785	144,948
*Health Management Associates, Inc.	151,700	1,086,172
*Health Net, Inc.	133,177	3,136,318
#*HealthSouth Corp.	69,018	1,277,523
*HealthSpring, Inc.	61,723	1,160,392
*HealthStream, Inc.	21,664	108,320
#*Healthways, Inc.	38,409	546,944
*HeartWare International, Inc.	2,400	154,632
#*Helicos BioSciences Corp.	22,400	12,096
#*Henry Schein, Inc.	55,272	2,901,227
Hill-Rom Holdings, Inc.	76,100	2,514,344
#*Hi-Tech Pharmacal Co., Inc.	13,936	244,995
*HMS Holdings Corp.	25,148	1,416,335
*Hologic, Inc.	207,697	2,936,836
*Hooper Holmes, Inc.	27,777	16,666
*Hospira, Inc.	48,100	2,506,010
*Human Genome Sciences, Inc.	62,326	1,616,736
*Humana, Inc.	99,821	4,693,583
*ICU Medical, Inc.	17,234	641,277
*Idenix Pharmaceuticals, Inc.	48,802	249,378
*Idera Pharmaceuticals, Inc.	12,750	46,665
#*IDEXX Laboratories, Inc.	10,374	609,369

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*Illumina, Inc.	17,330	$776,904
*Immucor, Inc.	71,905	1,382,014
#*ImmunoGen, Inc.	28,579	269,500
#*Immunomedics, Inc.	35,448	114,497
*Impax Laboratories, Inc.	43,122	706,770
*Incyte Corp.	85,178	1,109,018
*Infinity Pharmaceuticals, Inc.	22,387	131,188
*Inovio Pharmaceuticals, Inc.	19,500	19,695
*Inspire Pharmaceuticals, Inc.	35,141	177,462
*Insulet Corp.	21,176	313,193
*Integra LifeSciences Holdings Corp.	34,472	1,245,473
*IntegraMed America, Inc.	11,577	94,816
*Interleukin Genetics, Inc.	4,930	1,676
#*InterMune, Inc.	31,081	303,351
#*Intuitive Surgical, Inc.	3,400	1,116,458
#Invacare Corp.	40,711	970,143
*InVentiv Health, Inc.	39,603	1,027,302
*IPC The Hospitalist Co.	15,072	388,104
*Iridex Corp.	5,986	23,166
*IRIS International, Inc.	21,582	201,144
#*Isis Pharmaceuticals, Inc.	33,500	331,315
*ISTA Pharmaceuticals, Inc.	27,037	75,163
#*Jazz Pharmaceuticals, Inc.	27,030	235,161
Johnson & Johnson	311,756	18,109,906
*Kendle International, Inc.	17,583	216,447
*Kensey Nash Corp.	15,195	357,082
#*Keryx Biopharmaceuticals, Inc.	16,500	62,040
Kewaunee Scientific Corp.	1,606	18,164
*Kindred Healthcare, Inc.	27,000	359,100
*Kinetic Concepts, Inc.	72,194	2,563,609
*King Pharmaceuticals, Inc.	320,423	2,806,905
#*K-V Pharmaceutical Co.	19,023	20,355
#*K-V Pharmaceutical Co. Class B	5,882	11,529
*Laboratory Corp. of America Holdings	19,800	1,445,004
Landauer, Inc.	5,250	329,542
*Lannet Co., Inc.	27,571	126,827
*LCA-Vision, Inc.	20,800	107,952
*LeMaitre Vascular, Inc.	8,436	50,953
*Lexicon Pharmaceuticals, Inc.	47,138	71,178
#*LHC Group, Inc.	20,920	480,951
*Life Technologies Corp.	109,813	4,720,861
*LifePoint Hospitals, Inc.	68,805	2,126,763
*Ligand Pharmaceuticals, Inc. Class B	42,508	70,138
*Lincare Holdings, Inc.	114,250	2,714,580
#*Luminex Corp.	41,598	677,215
*Luna Innovations, Inc.	6,251	12,815
*Magellan Health Services, Inc.	43,782	1,842,784
#*MAKO Surgical Corp.	14,908	163,541
#*Mannkind Corp.	92,070	636,204
#*MAP Pharmaceuticals, Inc.	3,900	52,260
#*Marina Biotech, Inc.	200	532
*Martek Biosciences Corp.	39,034	807,613
*Matrixx Initiatives, Inc.	10,661	50,320
*Maxygen, Inc.	48,995	304,259
McKesson Corp.	47,200	2,965,104
#*MedAssets, Inc.	57,539	1,346,988
*MedCath Corp.	27,114	240,230
*Medco Health Solutions, Inc.	47,292	2,270,016
*Medical Action Industries, Inc.	32,084	439,551
*Medicines Co. (The)	61,144	563,136
*MediciNova, Inc.	4,534	21,945

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#Medicis Pharmaceutical Corp. Class A	73,855	$1,872,224
*Medivation, Inc.	11,008	104,686
#*Mednax, Inc.	48,207	2,272,960
MedQuist, Inc.	26,907	232,476
*MEDTOX Scientific, Inc.	9,499	108,954
Medtronic, Inc.	101,099	3,737,630
Merck & Co., Inc.	395,687	13,635,374
*Merge Healthcare, Inc.	31,115	100,813
Meridian Bioscience, Inc.	18,250	350,582
*Merit Medical Systems, Inc.	33,208	561,879
#*Metabolix, Inc.	17,699	249,910
#*Metropolitan Health Networks, Inc.	44,004	166,775
#*Mettler Toledo International, Inc.	11,500	1,343,200
#*Micromet, Inc.	31,153	213,398
*Micrus Endovascular Corp.	7,828	182,079
*Misonix, Inc.	5,191	10,590
*Molina Healthcare, Inc.	33,684	1,004,120
#*Momenta Pharmaceuticals, Inc.	26,642	568,540
*MWI Veterinary Supply, Inc.	15,234	802,222
#*Mylan, Inc.	134,771	2,345,015
*Myrexis, Inc.	9,900	37,917
*Myriad Genetics, Inc.	39,600	574,596
*Nabi Biopharmaceuticals	65,032	371,983
*Nanosphere, Inc.	32,702	150,429
National Healthcare Corp.	16,563	578,380
National Research Corp.	5,295	131,634
*Natus Medical, Inc.	33,300	488,844
#*Nektar Therapeutics	60,684	792,533
#*Neogen Corp.	22,215	663,340
#*Neuralstem, Inc.	165	404
*Neurocrine Biosciences, Inc.	42,212	239,764
*NeurogesX, Inc.	8,021	56,949
*Neurometrix, Inc.	12,955	15,157
*Nighthawk Radiology Holdings, Inc.	35,729	105,758
*NovaMed, Inc.	8,042	66,346
*Novavax, Inc.	48,240	107,575
#*NPS Pharmaceuticals, Inc.	42,900	296,868
#*NuVasive, Inc.	15,033	492,631
*NxStage Medical, Inc.	56,308	889,103
*Obagi Medical Products, Inc.	26,212	304,583
#*Odyssey Healthcare, Inc.	40,739	1,090,176
Omnicare, Inc.	145,073	3,573,148
*Omnicell, Inc.	40,265	496,065
#*OncoGenex Pharmaceutical, Inc.	1,700	24,038
*Oncothyreon, Inc.	8,655	30,985
*Onyx Pharmaceuticals, Inc.	61,816	1,607,216
#*Optimer Pharmaceuticals, Inc.	14,798	134,366
*OraSure Technologies, Inc.	59,567	282,348
*Orchid Cellmark, Inc.	18,439	30,240
*Ore Pharmaceutical Holdings, Inc.	2,088	752
#*Orexigen Therapeutics, Inc.	23,059	119,907
*Orthovita, Inc.	51,194	94,709
#*Osiris Therapeutics, Inc.	24,008	190,864
*Osteotech, Inc.	18,047	68,398
*OTIX Global, Inc.	3,737	14,425
Owens & Minor, Inc.	64,363	1,750,030
#*OXiGENE, Inc.	4,292	1,416
*Pain Therapeutics, Inc.	54,000	315,900
*Palomar Medical Technologies, Inc.	23,863	266,311
*Par Pharmaceutical Cos., Inc.	41,779	1,102,966
*Parexel International Corp.	66,000	1,354,980

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
Patterson Cos., Inc.	21,877	$583,678
*PDI, Inc.	16,602	133,314
#PDL BioPharma, Inc.	96,379	599,477
#*Penwest Pharmaceuticals Co.	16,889	57,085
PerkinElmer, Inc.	145,633	2,834,018
Perrigo Co.	59,666	3,341,893
Pfizer, Inc.	2,232,446	33,486,690
Pharmaceutical Products Development Service, Inc.	51,357	1,245,921
*Pharmasset, Inc.	3,400	91,834
#*PharmAthene, Inc.	3,212	4,786
*PharMerica Corp.	38,393	501,413
*Phase Forward, Inc.	45,666	767,189
*PHC, Inc.	13,949	15,762
#*Poniard Pharmaceuticals, Inc.	15,150	9,393
*Pozen, Inc.	14,400	114,912
*Progenics Pharmaceuticals, Inc.	36,715	168,889
*ProPhase Labs, Inc.	19,981	36,965
*Prospect Medical Holdings, Inc.	8,213	59,873
*Providence Service Corp.	15,705	226,152
*PSS World Medical, Inc.	60,216	1,133,265
Psychemedics Corp.	1,810	16,290
*Psychiatric Solutions, Inc.	67,040	2,221,706
#Quality Systems, Inc.	11,450	628,834
Quest Diagnostics, Inc.	62,844	2,953,040
*Questcor Pharmaceuticals, Inc.	47,500	534,375
#*Quidel Corp.	25,890	321,036
*RadNet, Inc.	26,380	53,551
#*Raptor Pharmaceutical Corp.	362	1,108
*Regeneration Technologies, Inc.	60,280	174,209
*Regeneron Pharmaceuticals, Inc.	30,922	748,003
*RegeneRx Biopharmaceuticals, Inc.	5,972	1,612
*RehabCare Group, Inc.	30,073	637,247
*Repligen Corp.	40,505	130,831
*Repros Therapeutics, Inc.	2,000	740
*Res-Care, Inc.	36,304	356,505
#*ResMed, Inc.	17,963	1,179,989
*Retractable Technologies, Inc.	7,725	13,673
#*Rigel Pharmaceuticals, Inc.	52,365	424,156
*Rochester Medical Corp.	13,631	131,948
#*Rockwell Medical Technologies, Inc.	12,273	66,397
*Salix Pharmaceuticals, Ltd.	55,340	2,346,969
*Sangamo BioSciences, Inc.	28,218	106,382
*Santarus, Inc.	28,049	69,842
*Savient Pharmaceuticals, Inc.	19,544	267,753
*SciClone Pharmaceuticals, Inc.	50,382	173,818
#*SCOLR Pharma, Inc.	1,900	950
*Seattle Genetics, Inc.	41,958	511,048
#*Sequenom, Inc.	37,140	213,555
*SeraCare Life Sciences, Inc.	519	2,076
*Sirona Dental Systems, Inc.	59,452	1,829,933
*Skilled Healthcare Group, Inc.	24,300	64,638
*Solta Medical, Inc.	6,461	11,242
•*Somanetics Corp.	15,147	378,675
#*Somaxon Pharmaceuticals, Inc.	10,200	37,638
*SonoSite, Inc.	21,808	637,884
Span-American Medical System, Inc.	3,812	63,622
*Spectranetics Corp.	40,422	208,578
*Spectrum Pharmaceuticals, Inc.	36,900	153,873
*SRI/Surgical Express, Inc.	3,584	11,576
*St. Jude Medical, Inc.	32,449	1,193,150
*Staar Surgical Co.	29,360	177,334

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*StemCells, Inc.	16,387	$14,912
*Stereotaxis, Inc.	44,332	185,308
Steris Corp.	59,109	1,879,075
*Strategic Diagnostics, Inc.	16,883	27,519
Stryker Corp.	39,340	1,832,064
*Sucampo Pharmaceuticals, Inc.	9,764	36,029
*Sun Healthcare Group, Inc.	55,175	456,849
*SunLink Health Systems, Inc.	1,200	2,736
#*Sunrise Senior Living, Inc.	56,657	169,404
*SuperGen, Inc.	62,214	125,672
*SurModics, Inc.	19,659	257,926
*Symmetry Medical, Inc.	42,965	418,049
*Synovis Life Technologies, Inc.	13,560	220,757
*Synta Pharmaceuticals Corp.	13,373	42,927
*Targacept, Inc.	32,655	706,328
#Techne Corp.	13,900	811,760
Teleflex, Inc.	50,783	2,877,873
*Telik, Inc.	1,600	1,216
*Tenet Healthcare Corp.	155,411	714,891
*Theragenics Corp.	18,695	22,621
#*Theravance, Inc.	23,545	348,701
*Thermo Fisher Scientific, Inc.	172,977	7,759,748
#*Thoratec Corp.	40,530	1,490,693
*TomoTherapy, Inc.	28,039	93,370
*TranS1, Inc.	18,183	45,276
*Transcend Services, Inc.	3,350	46,598
*Transcept Pharmaceuticals, Inc.	22,329	178,855
*Trimeris, Inc.	17,500	40,950
*Triple-S Management Corp.	24,679	490,619
*Trubion Pharmaceuticals, Inc.	4,801	14,691
*U.S. Physical Therapy, Inc.	14,081	256,133
#*United Therapeutics Corp.	24,170	1,181,671
UnitedHealth Group, Inc.	491,713	14,972,661
*Universal American Corp.	88,609	1,483,315
#Universal Health Services, Inc.	126,032	4,533,371
*Urologix, Inc.	4,079	3,875
*Uroplasty, Inc.	2,767	10,764
Utah Medical Products, Inc.	3,593	89,322
#*Valeant Pharmaceuticals International	70,700	3,981,824
*Vanda Pharmaceuticals, Inc.	10,400	75,504
#*Varian Medical Systems, Inc.	13,979	771,641
*Vascular Solutions, Inc.	18,385	221,355
#*VCA Antech, Inc.	46,327	965,455
*Vertex Pharmaceuticals, Inc.	16,768	564,411
*Vical, Inc.	59,369	196,511
*Viropharma, Inc.	90,836	1,196,310
*Vital Images, Inc.	18,848	276,877
*Vivus, Inc.	71,422	404,249
*Volcano Corp.	44,954	992,135
*Waters Corp.	12,868	825,611
*Watson Pharmaceuticals, Inc.	95,501	3,867,790
*WellCare Health Plans, Inc.	45,800	1,181,182
*WellPoint, Inc.	211,328	10,718,556
West Pharmaceutical Services, Inc.	40,490	1,471,407
*Wright Medical Group, Inc.	45,509	710,395
#*XenoPort, Inc.	9,490	58,269
Young Innovations, Inc.	9,097	242,890
*Zimmer Holdings, Inc.	47,616	2,523,172
*Zoll Medical Corp.	26,308	696,110
*Zymogenetics, Inc.	65,339	267,237

Total Health Care		438,907,782

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (12.4%)
#*3D Systems Corp.	28,192	$417,242
3M Co.	58,971	5,044,379
A.O. Smith Corp.	28,170	1,540,336
*A.T. Cross Co.	4,783	26,546
#AAON, Inc.	21,415	532,377
*AAR Corp.	46,866	787,349
ABM Industries, Inc.	62,885	1,364,605
*Acacia Technologies Group	26,278	351,862
*ACCO Brands Corp.	52,600	311,392
Aceto Corp.	30,290	206,578
*Active Power, Inc.	7,900	8,848
Actuant Corp.	78,026	1,608,896
#Acuity Brands, Inc.	43,127	1,816,941
Administaff, Inc.	25,900	674,954
*Advisory Board Co. (The)	13,807	605,575
*Aecom Technology Corp.	76,345	1,842,968
*AeroCentury Corp.	584	11,668
*Aerosonic Corp.	1,200	4,440
#*Aerovironment, Inc.	16,786	401,353
*AGCO Corp.	98,852	3,436,096
*Air Transport Services Group, Inc.	71,512	379,729
Aircastle, Ltd.	90,875	830,598
#*AirTran Holdings, Inc.	143,228	690,359
Alamo Group, Inc.	14,316	335,424
*Alaska Air Group, Inc.	46,100	2,378,299
Albany International Corp.	32,874	603,238
Alexander & Baldwin, Inc.	57,632	1,933,554
#Allegiant Travel Co.	18,485	820,549
#*Alliant Techsystems, Inc.	11,651	782,481
*Allied Defense Group, Inc.	8,042	26,941
*Allied Motion Technologies, Inc.	500	2,150
*Altra Holdings, Inc.	33,146	480,617
*Amerco, Inc.	23,662	1,613,039
#*American Commercial Lines, Inc.	15,800	381,570
*American Railcar Industries, Inc.	24,272	331,313
*American Reprographics Co.	52,075	463,468
American Science & Engineering, Inc.	8,971	710,324
#*American Superconductor Corp.	19,800	596,970
American Woodmark Corp.	16,764	277,109
Ameron International Corp.	11,367	698,388
Ametek, Inc.	28,826	1,276,127
Ampco-Pittsburgh Corp.	11,728	281,589
#*AMR Corp.	198,720	1,406,938
*AMREP Corp.	7,977	95,485
*APAC Customer Services, Inc.	43,779	237,282
Apogee Enterprises, Inc.	33,904	381,759
#*Applied Energetics, Inc.	19,781	25,320
Applied Industrial Technologies, Inc.	50,202	1,405,656
Applied Signal Technologies, Inc.	15,927	330,645
*Argan, Inc.	15,276	127,249
*Argon ST, Inc.	26,052	898,012
Arkansas Best Corp.	30,169	680,914
#*Armstrong World Industries, Inc.	74,050	2,707,268
#*Arotech Corp.	5,156	7,682
#*ArvinMeritor, Inc.	119,500	1,960,995
#*Astec Industries, Inc.	26,389	827,295
*Astronics Corp.	9,260	148,160
*Astronics Corp. Class B	739	11,085
*ATC Technology Corp.	24,587	589,596
*Atlas Air Worldwide Holdings, Inc.	31,968	1,869,489
*Avalon Holding Corp. Class A	1,202	3,113

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Avery Dennison Corp.	41,457	$1,486,233
*Avis Budget Group, Inc.	116,337	1,435,599
AZZ, Inc.	14,934	650,077
Badger Meter, Inc.	14,700	575,652
*Baker (Michael) Corp.	10,505	407,594
#Baldor Electric Co.	58,169	2,223,219
*Baldwin Technology Co., Inc. Class A	11,503	14,379
Barnes Group, Inc.	65,756	1,208,595
Barrett Business Services, Inc.	13,746	205,640
*BE Aerospace, Inc.	121,557	3,573,776
*Beacon Roofing Supply, Inc.	53,644	915,167
Belden, Inc.	57,850	1,382,037
*Blount International, Inc.	39,777	423,625
*BlueLinx Holdings, Inc.	34,108	126,541
Boeing Co. (The)	66,931	4,560,678
Bowne & Co., Inc.	43,418	491,058
Brady Co. Class A	67,166	1,867,886
*Breeze-Eastern Corp.	5,593	36,355
#Briggs & Stratton Corp.	61,660	1,169,690
Brink’s Co. (The)	65,493	1,434,297
#*Broadwind Energy, Inc.	20,725	61,761
*BTU International, Inc.	7,821	43,798
Bucyrus International, Inc.	73,506	4,573,543
*Builders FirstSource, Inc.	39,508	84,547
*C&D Technologies, Inc.	12,306	10,583
#C.H. Robinson Worldwide, Inc.	16,987	1,107,552
*CAI International, Inc.	21,526	281,345
*Capstone Turbine Corp.	12,576	12,450
Carlisle Cos., Inc.	76,900	2,589,992
Cascade Corp.	14,672	560,030
*Casella Waste Systems, Inc.	27,869	111,197
Caterpillar, Inc.	63,196	4,407,921
*CBIZ, Inc.	93,126	613,700
CDI Corp.	23,086	387,845
*CECO Environmental Corp.	13,221	78,665
*Celadon Group, Inc.	25,015	391,235
*Cenveo, Inc.	50,085	308,524
*Ceradyne, Inc.	30,382	706,382
*Champion Industries, Inc.	6,873	10,584
#*Chart Industries, Inc.	32,736	583,028
Chase Corp.	10,501	147,644
Chicago Rivet & Machine Co.	257	4,086
*Cintas Corp.	95,000	2,513,700
CIRCOR International, Inc.	20,648	645,869
CLAROC, Inc.	45,765	1,717,103
#*Clean Harbors, Inc.	26,539	1,676,203
*Coleman Cable, Inc.	7,827	42,892
#*Colfax Corp.	52,218	676,223
*Columbus McKinnon Corp.	23,200	364,936
Comfort Systems USA, Inc.	44,866	511,921
*Command Security Corp.	10,654	23,972
*Commercial Vehicle Group, Inc.	23,170	260,662
#*Competitive Technologies, Inc.	2,400	5,064
CompX International, Inc.	3,471	45,297
*Consolidated Graphics, Inc.	13,500	580,095
#*Continental Airlines, Inc.	159,500	3,990,690
Con-way, Inc.	56,459	1,902,104
Cooper Industries P.L.C.	49,955	2,255,468
*Copart, Inc.	24,759	902,218
*Cornell Cos., Inc.	19,888	555,472
Corporate Executive Board Co.	19,137	539,089

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Corrections Corp. of America	140,933	$2,758,059
#*CoStar Group, Inc.	24,730	1,083,916
Courier Corp.	21,176	337,334
*Covanta Holding Corp.	207,571	3,128,095
*Covenant Transportation Group, Inc.	8,539	80,181
*CPI Aerostructures, Inc.	5,950	64,855
*CRA International, Inc.	14,257	274,020
Crane Co.	59,304	2,107,664
CSX Corp.	166,000	8,751,520
Cubic Corp.	32,074	1,299,638
Cummins, Inc.	66,409	5,286,820
Curtiss-Wright Corp.	55,314	1,675,461
Danaher Corp.	96,200	3,695,042
Deere & Co.	46,100	3,073,948
*Delta Air Lines, Inc.	205,200	2,437,776
Deluxe Corp.	25,449	523,740
Diamond Management & Technology Consultants, Inc.	35,069	380,499
#*Document Security Systems, Inc.	3,628	12,335
#*Dollar Thrifty Automotive Group, Inc.	33,400	1,665,658
#Donaldson Co., Inc.	22,171	1,052,457
Dover Corp.	113,473	5,443,300
Ducommun, Inc.	13,356	279,007
Dun & Bradstreet Corp. (The)	10,716	732,546
*DXP Enterprises, Inc.	16,410	336,897
*Dycom Industries, Inc.	43,876	397,078
*Dynamex, Inc.	12,169	163,795
Dynamic Materials Corp.	15,418	226,336
*Eagle Bulk Shipping, Inc.	55,644	269,317
Eastern Co.	4,487	74,664
Eaton Corp.	68,904	5,406,208
Ecology & Environment, Inc. Class A	2,575	30,668
*EMCOR Group, Inc.	80,105	2,083,531
Emerson Electric Co.	75,382	3,734,424
#Empire Resources, Inc.	6,900	25,530
Encore Wire Corp.	26,925	572,964
#*Ener1, Inc.	73,911	241,689
#*Energy Conversion Devices, Inc.	30,700	148,588
#*Energy Focus, Inc.	3,514	4,955
*Energy Recovery, Inc.	35,650	146,165
EnergySolutions, Inc.	104,156	523,905
#*EnerNOC, Inc.	6,801	226,745
*EnerSys	56,970	1,379,813
Ennis, Inc.	31,372	530,814
*EnPro Industries, Inc.	24,166	723,772
*Environmental Tectonics Corp.	1,572	5,345
Equifax, Inc.	78,543	2,461,538
ESCO Technologies, Inc.	27,158	809,580
Espey Manufacturing & Electronics Corp.	4,614	87,666
*Esterline Technologies Corp.	40,445	2,076,042
#*Evergreen Solar, Inc.	85,171	56,213
#Expeditors International of Washington, Inc.	34,200	1,458,288
*Exponent, Inc.	16,642	549,352
*ExpressJet Holdings, Inc.	13,390	40,170
#Fastenal Co.	23,979	1,176,889
Federal Signal Corp.	55,080	328,277
FedEx Corp.	133,279	11,002,181
*Flanders Corp.	33,425	100,275
*Flow International Corp.	65,766	178,884
Flowserve Corp.	13,466	1,335,289
Fluor Corp.	71,351	3,445,540
*Fortune Industries, Inc.	4,100	1,353

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#Forward Air Corp.	28,662	$832,344
*Franklin Covey Co.	24,855	154,847
Franklin Electric Co., Inc.	27,794	854,666
Freightcar America, Inc.	14,638	363,462
*Frozen Food Express Industries, Inc.	2,600	9,256
#*FTI Consulting, Inc.	49,100	1,735,685
*Fuel Tech, Inc.	20,227	131,678
*FuelCell Energy, Inc.	39,720	52,033
*Furmanite Corp.	45,508	196,595
G & K Services, Inc. Class A	22,103	514,337
Gardner Denver Machinery, Inc.	65,591	3,330,055
#GATX Corp.	67,845	1,917,300
#*Genco Shipping & Trading, Ltd.	34,900	582,830
*Gencor Industries, Inc.	2,539	19,423
#*GenCorp, Inc.	43,001	226,185
#*General Cable Corp.	62,290	1,653,177
General Dynamics Corp.	75,632	4,632,460
General Electric Co.	4,175,675	67,311,881
*Genesee & Wyoming, Inc.	48,791	1,994,576
#*GEO Group, Inc. (The)	60,820	1,312,496
*GeoEye, Inc.	26,668	920,579
*Gibraltar Industries, Inc.	35,874	387,080
Goodrich Corp.	28,393	2,068,998
Gorman-Rupp Co. (The)	20,897	625,656
*GP Strategies Corp.	17,122	129,271
Graco, Inc.	10,999	347,238
*Graftech International, Ltd.	66,000	1,034,880
Graham Corp.	12,150	195,980
*Grand Canyon Education, Inc.	9,510	230,808
#Granite Construction, Inc.	35,830	833,048
Great Lakes Dredge & Dock Corp.	69,540	389,424
*Greenbrier Cos., Inc.	24,730	322,974
*Griffon Corp.	73,703	999,413
*GT Solar International, Inc.	5,133	33,262
#*H&E Equipment Services, Inc.	41,445	360,572
Hardinge, Inc.	9,131	77,248
Harsco Corp.	97,951	2,268,545
#*Hawaiian Holdings, Inc.	81,169	487,014
Healthcare Services Group, Inc.	32,690	730,295
Heartland Express, Inc.	74,224	1,189,068
HEICO Corp.	15,691	620,265
HEICO Corp. Class A	41,038	1,185,177
Heidrick & Struggles International, Inc.	20,447	410,985
*Heritage-Crystal Clean, Inc.	4,400	36,608
*Herley Industries, Inc.	15,162	234,708
Herman Miller, Inc.	22,466	386,415
#*Hertz Global Holdings, Inc.	117,018	1,373,791
#*Hexcel Corp.	117,668	2,199,215
*Hill International, Inc.	44,764	205,914
HNI Corp.	54,751	1,414,766
#*Hoku Corp.	50,585	160,354
Honeywell International, Inc.	82,515	3,536,593
#Horizon Lines, Inc.	34,885	161,866
Houston Wire & Cable Co.	21,161	255,413
*Hub Group, Inc. Class A	45,112	1,450,351
Hubbell, Inc. Class A	4,213	192,808
Hubbell, Inc. Class B	53,654	2,531,932
*Hudson Highland Group, Inc.	29,807	132,641
*Hurco Cos., Inc.	7,100	119,706
*Huron Consulting Group, Inc.	16,798	344,863
*ICF International, Inc.	19,547	449,581

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Identive Group, Inc.	7,351	$11,762
IDEX Corp.	98,409	3,165,818
*IESI-BFC, Ltd.	4,645	104,559
*IHS, Inc.	24,515	1,552,045
*II-VI, Inc.	35,540	1,218,311
Illinois Tool Works, Inc.	77,000	3,349,500
Ingersoll-Rand P.L.C.	123,045	4,609,266
#*Innerworkings, Inc.	55,071	381,091
*Innotrac Corp.	4,173	4,674
*Innovative Solutions & Support, Inc.	19,410	117,042
*Insituform Technologies, Inc.	47,079	1,078,109
Insteel Industries, Inc.	20,225	187,890
*Integrated Electrical Services, Inc.	14,770	53,910
*Intelligent Systems Corp.	629	752
Interface, Inc. Class A	67,046	833,382
*Interline Brands, Inc.	39,321	711,317
International Shipholding Corp.	8,363	208,573
*Intersections, Inc.	16,118	79,623
#Iron Mountain, Inc.	125,321	2,966,348
ITT Industries, Inc.	89,955	4,238,680
J.B. Hunt Transport Services, Inc.	32,900	1,167,621
*Jacobs Engineering Group, Inc.	77,446	2,832,200
#*JetBlue Airways Corp.	360,659	2,319,037
John Bean Technologies Corp.	19,360	304,146
Joy Global, Inc.	20,498	1,216,966
*Kadant, Inc.	17,092	333,123
Kaman Corp. Class A	31,416	717,541
*Kansas City Southern	99,896	3,666,183
Kaydon Corp.	40,015	1,520,170
KBR, Inc.	81,146	1,816,047
*Kelly Services, Inc. Class A	64,846	959,721
*Kelly Services, Inc. Class B	1,275	19,125
Kennametal, Inc.	101,300	2,774,607
*Key Technology, Inc.	5,606	67,328
*Kforce, Inc.	47,134	636,780
Kimball International, Inc. Class B	30,333	189,278
#*Kirby Corp.	65,555	2,519,934
Knight Transportation, Inc.	83,500	1,746,820
Knoll, Inc.	30,471	427,508
*Korn/Ferry International	56,733	797,099
*Kratos Defense & Security Solutions, Inc.	17,255	190,840
L.S. Starrett Co. Class A	4,603	43,728
L-3 Communications Holdings, Inc.	55,165	4,029,252
*LaBarge, Inc.	30,927	387,515
*Ladish Co., Inc.	19,079	561,113
Landstar System, Inc.	14,471	586,654
Lawson Products, Inc.	12,431	221,396
*Layne Christensen Co.	21,420	539,998
*LB Foster Co.	11,826	361,639
*LECG Corp.	23,122	49,481
#Lennox International, Inc.	27,100	1,183,457
*LGL Group, Inc.	2,633	33,018
LIncoln Electric Holdings, Inc.	50,924	2,812,023
#Lindsay Corp.	15,600	542,568
*LMI Aerospace, Inc.	13,668	235,363
Lockheed Martin Corp.	31,576	2,372,936
LSI Industries, Inc.	42,695	224,576
*Lydall, Inc.	16,280	116,402
*M&F Worldwide Corp.	19,095	538,097
*Magnetek, Inc.	20,183	21,596
*Manitex International, Inc.	2,123	4,437

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#Manitowoc Co., Inc. (The)	157,904	$1,635,885
Manpower, Inc.	46,284	2,220,706
*Marten Transport, Ltd.	27,329	620,915
Masco Corp.	234,500	2,410,660
#*MasTec, Inc.	91,693	973,780
*McDermott International, Inc.	46,675	1,097,329
McGrath Rentcorp	30,567	712,822
*Media Sciences International, Inc.	1,103	353
*Metalico, Inc.	76,765	321,645
Met-Pro Corp.	29,174	300,784
*MFRI, Inc.	6,501	40,794
#*Microvision, Inc.	22,533	63,768
#*Middleby Corp.	18,169	1,044,899
Miller Industries, Inc.	14,067	188,076
#Mine Safety Appliances Co.	44,289	1,109,439
*Mobile Mini, Inc.	43,096	738,665
*Monster Worldwide, Inc.	144,286	1,979,604
*Moog, Inc.	51,435	1,841,887
*Moog, Inc. Class B	4,254	151,868
MSC Industrial Direct Co., Inc. Class A	17,300	871,747
Mueller Industries, Inc.	45,169	1,116,578
Mueller Water Products, Inc.	147,407	560,147
Multi-Color Corp.	13,344	174,273
*MYR Group, Inc.	24,342	409,189
NACCO Industries, Inc. Class A	8,176	727,991
*National Technical Systems, Inc.	11,231	95,464
*Navigant Consulting, Inc.	56,784	558,755
*Navistar International Corp.	15,730	813,398
*NCI Building Systems, Inc.	17,067	161,624
*NN, Inc.	15,505	91,324
#Nordson Corp.	22,106	1,393,783
Norfolk Southern Corp.	166,058	9,344,084
Northrop Grumman Corp.	134,779	7,903,441
*Northwest Pipe Co.	11,079	201,305
*Ocean Power Technologies, Inc.	7,723	42,631
*Old Dominion Freight Line, Inc.	45,194	1,781,999
Omega Flex, Inc.	8,600	121,948
*On Assignment, Inc.	42,943	207,415
*Orbital Sciences Corp.	68,194	998,360
*Orion Energy Systems, Inc.	7,161	23,202
*Orion Marine Group, Inc.	19,634	243,854
#*Oshkosh Corp.	64,879	2,230,540
#Otter Tail Corp.	28,854	592,950
*Owens Corning	177,364	5,583,419
*P.A.M. Transportation Services, Inc.	8,741	127,793
#Paccar, Inc.	42,024	1,925,540
#*Pacer International, Inc.	43,600	359,264
Pall Corp.	20,800	795,392
*Paragon Technologies, Inc.	900	2,241
Parker Hannifin Corp.	91,084	5,658,138
*Park-Ohio Holdings Corp.	23,150	313,682
*Patrick Industries, Inc.	3,787	6,854
*Patriot Transportation Holding, Inc.	2,676	203,242
*Pemco Aviation Group Inc.	1,411	1,665
Pentair, Inc.	97,003	3,317,503
*PGT, Inc.	12,668	32,937
*Pike Electric Corp.	43,082	404,540
*Pinnacle Airlines Corp.	26,510	147,130
#Pitney Bowes, Inc.	40,358	985,139
*Plug Power, Inc.	40,978	19,108
*PMFG, Inc.	17,517	324,240

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Polypore International, Inc.	48,768	$1,197,742
Portec Rail Products, Inc.	9,607	111,537
*Powell Industries, Inc.	12,700	417,322
#*Power-One, Inc.	110,075	1,368,232
*PowerSecure International, Inc.	39,354	412,036
Precision Castparts Corp.	16,138	1,971,902
Preformed Line Products Co.	5,198	168,727
*PRGX Global, Inc.	16,713	92,089
Providence & Worcester Railroad Co.	2,207	26,462
*Quality Distribution, Inc.	42,738	288,909
Quanex Building Products Corp.	44,808	788,173
*Quanta Services, Inc.	133,922	2,876,645
R. R. Donnelley & Sons Co.	157,200	2,651,964
#Raven Industries, Inc.	18,727	656,007
Raytheon Co.	116,144	5,373,983
*RBC Bearings, Inc.	27,184	833,733
*RCM Technologies, Inc.	13,140	67,408
Regal-Beloit Corp.	45,961	2,795,808
*Republic Airways Holdings, Inc.	24,185	151,156
Republic Services, Inc.	162,158	5,166,354
*Resources Connection, Inc.	91,994	1,195,002
Robbins & Myers, Inc.	39,824	944,625
#Robert Half International, Inc.	17,736	446,592
Rockwell Automation, Inc.	47,364	2,564,761
#Rockwell Collins, Inc.	23,547	1,345,947
Rollins, Inc.	27,436	599,202
#Roper Industries, Inc.	58,373	3,648,312
*RSC Holdings, Inc.	120,683	943,741
*Rush Enterprises, Inc. Class A	30,226	451,576
*Rush Enterprises, Inc. Class B	8,637	113,058
Ryder System, Inc.	77,455	3,382,460
*Saia, Inc.	15,408	232,661
*Sauer-Danfoss, Inc.	48,881	728,327
Schawk, Inc.	30,926	458,633
*School Specialty, Inc.	22,624	433,702
Seaboard Corp.	768	1,165,824
Servotronics, Inc.	1,473	13,331
*SFN Group, Inc.	33,885	253,799
*Shaw Group, Inc.	98,687	3,161,931
#*Ship Finance International, Ltd.	74,573	1,421,361
SIFCO Industries, Inc.	5,235	53,659
#Simpson Manufacturing Co., Inc.	59,701	1,539,689
SkyWest, Inc.	114,028	1,419,649
*SL Industries, Inc.	11,694	159,506
SmartPros, Ltd.	1,451	3,700
Southwest Airlines Co.	672,807	8,107,324
*Sparton Corp.	8,966	51,106
*Spherix, Inc.	4,305	5,640
*Spire Corp.	8,319	32,195
#*Spirit Aerosystems Holdings, Inc.	131,753	2,681,174
SPX Corp.	60,421	3,598,675
*Standard Parking Corp.	15,754	268,763
#Standard Register Co.	27,436	91,088
Standex International Corp.	15,050	451,801
*Stanley, Inc.	26,112	975,283
#Steelcase, Inc. Class A	92,696	640,529
#*Stericycle, Inc.	14,710	926,730
*Sterling Construction Co., Inc.	18,560	229,958
Sun Hydraulics, Inc.	20,351	524,852
#*SunPower Corp. Class A	36,400	452,452
*SunPower Corp. Class B	24,600	283,884

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Superior Uniform Group, Inc.	12,533	$127,837
*Supreme Industries, Inc.	6,014	14,975
*SYKES Enterprises, Inc.	56,297	892,307
*Sypris Solutions, Inc.	17,520	61,846
TAL International Group, Inc.	36,180	974,689
*Taser International, Inc.	75,524	309,648
*Team, Inc.	23,710	336,682
*Tech/Ops Sevcon, Inc.	1,585	7,925
Technology Research Corp.	3,325	17,190
*Tecumseh Products Co. Class A	11,302	146,248
*Tecumseh Products Co. Class B	3,298	37,696
*Teledyne Technologies, Inc.	43,160	1,770,855
Tennant Co.	22,088	828,742
#*Terex Corp.	134,753	2,660,024
*Tetra Tech, Inc.	41,477	869,773
#Textainer Group Holdings, Ltd.	58,528	1,597,814
#Textron, Inc.	144,022	2,989,897
*Thomas & Betts Corp.	75,300	2,984,892
*Thomas Group, Inc.	3,648	2,007
Timken Co.	123,504	4,152,204
#Titan International, Inc.	45,825	503,158
#*Titan Machinery, Inc.	20,300	289,681
Todd Shipyards Corp.	5,739	87,233
Toro Co.	25,520	1,328,316
#Towers Watson & Co.	13,856	616,731
*Track Data Corp.	25	2,225
*Trailer Bridge, Inc.	8,912	29,053
TransDigm Group, Inc.	38,173	2,067,831
*TRC Cos., Inc.	17,462	55,005
Tredegar Industries, Inc.	33,747	582,473
*Trex Co., Inc.	20,523	445,349
*Trimas Corp.	40,695	485,898
#Trinity Industries, Inc.	96,583	1,967,396
#Triumph Group, Inc.	19,703	1,495,458
*TrueBlue, Inc.	61,079	786,087
*Tufco Technologies, Inc.	2,398	7,578
*Tutor Perini Corp.	44,906	865,788
Twin Disc, Inc.	22,040	284,757
Tyco International, Ltd.	192,370	7,363,924
*U.S. Home Systems, Inc.	4,473	11,988
*UAL Corp.	78,356	1,860,171
#*Ultralife Corp.	19,679	90,523
UniFirst Corp.	17,480	768,421
Union Pacific Corp.	214,975	16,052,183
*United Capital Corp.	7,411	184,163
United Parcel Service, Inc.	62,923	4,089,995
#*United Rentals, Inc.	71,879	947,365
*United Stationers, Inc.	29,416	1,592,876
United Technologies Corp.	98,524	7,005,056
Universal Forest Products, Inc.	23,050	713,858
*Universal Security Instruments, Inc.	1,124	6,407
*Universal Truckload Services, Inc.	19,332	293,653
*UQM Technologies, Inc.	11,014	39,871
*URS Corp.	62,404	2,520,498
#*US Airways Group, Inc.	118,859	1,289,620
US Ecology, Inc.	21,396	316,447
*USA Truck, Inc.	14,166	232,181
#*USG Corp.	121,001	1,454,432
UTi Worldwide, Inc.	86,843	1,268,776
Valmont Industries, Inc.	18,392	1,306,752
*Valpey Fisher Corp.	1,658	3,316

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Versar, Inc.	15,761	$42,082
Viad Corp.	25,279	503,052
*Vicor Corp.	34,752	546,996
Virco Manufacturing Corp.	9,816	28,859
#*Vishay Precision Group, Inc.	24,604	311,241
*Volt Information Sciences, Inc.	23,850	212,980
VSE Corp.	6,267	222,541
W.W. Grainger, Inc.	13,200	1,478,532
*Wabash National Corp.	40,637	340,132
#Wabtec Corp.	46,284	2,064,729
*Waste Connections, Inc.	93,346	3,563,017
Waste Management, Inc.	75,027	2,547,167
#Watsco, Inc. Class A	29,021	1,616,760
Watsco, Inc. Class B	3,125	174,219
Watts Water Technologies, Inc.	39,180	1,261,596
*WCA Waste Corp.	14,593	62,166
#Werner Enterprises, Inc.	91,367	2,104,182
*WESCO International, Inc.	52,819	1,897,787
*Willdan Group, Inc.	4,647	11,618
*Willis Lease Finance Corp.	6,970	66,424
Woodward Governor Co.	69,225	2,093,364
#*Xenonics Holdings, Inc.	1,564	438
#*YRC Worldwide, Inc.	36,800	14,536

Total Industrials		629,407,410

Information Technology — (12.4%)
*3PAR, Inc.	21,624	218,402
Accenture, Ltd.	43,404	1,720,535
*ACI Worldwide, Inc.	33,766	655,060
*Acme Packet, Inc.	53,999	1,526,012
*Acorn Energy, Inc.	13,773	70,380
*Actel Corp.	31,700	464,722
*ActivIdentity Corp.	46,835	91,797
Activision Blizzard, Inc.	534,348	6,348,054
*Actuate Corp.	60,260	286,838
*Acxiom Corp.	97,233	1,491,554
*ADC Telecommunications, Inc.	115,900	1,475,407
*ADDvantage Technologies Group, Inc.	6,246	17,614
*Adept Technology, Inc.	4,364	21,384
*Adobe Systems, Inc.	50,839	1,460,096
*ADPT Corp.	155,522	474,342
#Adtran, Inc.	56,267	1,776,912
*Advanced Analogic Technologies, Inc.	54,400	173,536
#*Advanced Energy Industries, Inc.	51,535	907,531
#*Advanced Micro Devices, Inc.	174,600	1,307,754
*Advanced Photonix, Inc.	1,915	1,051
#*Advent Software, Inc.	21,277	1,090,659
*Aehr Test Systems	5,860	8,849
*Aetrium, Inc.	6,465	18,942
*Agilent Technologies, Inc.	56,755	1,585,167
Agilysys, Inc.	3,500	27,755
#*Airspan Networks, Inc.	966	198
*Akamai Technologies, Inc.	80,977	3,106,278
#*Alliance Data Systems Corp.	10,350	594,918
#Altera Corp.	39,402	1,092,223
*Amdocs, Ltd.	111,212	3,039,424
American Software, Inc. Class A	45,028	226,041
#*Amkor Technology, Inc.	170,935	986,295
Amphenol Corp.	26,712	1,196,698
*Amtech Systems, Inc.	7,496	75,410
*Anadigics, Inc.	72,100	316,519

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Analog Devices, Inc.	29,500	$876,445
*Analysts International Corp.	100	239
*Anaren, Inc.	17,753	280,852
#*Anixter International, Inc.	41,780	2,018,810
#*Ansys, Inc.	29,492	1,325,665
*AOL, Inc.	93,471	1,955,413
*Apple, Inc.	73,475	18,901,444
Applied Materials, Inc.	277,496	3,274,453
*Applied Micro Circuits Corp.	85,598	1,023,752
#*ArcSight, Inc.	11,000	275,110
*Ariba, Inc.	108,962	1,740,123
*Arris Group, Inc.	154,730	1,442,084
*Arrow Electronics, Inc.	134,963	3,345,733
*Art Technology Group, Inc.	123,302	443,887
#*Aruba Networks, Inc.	40,558	688,675
*Aspen Technology, Inc.	39,726	434,205
Astro-Med, Inc.	4,801	33,271
*Atheros Communications, Inc.	64,190	1,697,184
*Atmel Corp.	445,219	2,328,495
#*ATMI, Inc.	36,800	546,112
*AuthenTec, Inc.	24,400	49,776
*Authentidate Holding Corp.	2,476	1,931
*Autobytel, Inc.	18,788	19,727
*Autodesk, Inc.	41,500	1,225,910
Automatic Data Processing, Inc.	46,322	1,911,709
*Aviat Networks, Inc.	58,068	234,595
*Avid Technology, Inc.	45,106	583,221
*Avnet, Inc.	174,190	4,380,879
AVX Corp.	237,991	3,350,913
*Aware, Inc.	15,724	39,310
*Axcelis Technologies, Inc.	63,300	105,711
*AXT, Inc.	29,951	176,411
Bel Fuse, Inc. Class A	4,354	99,054
Bel Fuse, Inc. Class B	12,011	283,219
*Benchmark Electronics, Inc.	82,196	1,372,673
*BigBand Networks, Inc.	66,036	206,032
Black Box Corp.	35,024	1,066,131
#Blackbaud, Inc.	36,337	860,824
#*Blackboard, Inc.	20,522	779,220
#*Blue Coat Systems, Inc.	40,763	892,710
*BMC Software, Inc.	33,122	1,178,481
*Bottomline Technologies, Inc.	32,593	461,843
*Brightpoint, Inc.	96,195	761,864
Broadcom Corp.	86,283	3,108,776
Broadridge Financial Solutions, Inc.	34,218	694,625
*BroadVision, Inc.	1,483	16,105
*Brocade Communications Systems, Inc.	268,218	1,327,679
*Brooks Automation, Inc.	72,692	554,640
*Bsquare Corp.	8,667	26,954
CA, Inc.	166,992	3,266,364
*Cabot Microelectronics Corp.	28,025	916,137
*CACI International, Inc.	36,695	1,725,399
*Cadence Design Systems, Inc.	106,862	743,760
*CalAmp Corp.	16,000	36,640
*Callidus Software, Inc.	32,433	115,137
*Cascade Microtech, Inc.	12,119	55,384
Cass Information Systems, Inc.	11,449	397,738
#*Cavium Networks, Inc.	9,968	267,441
*CEVA, Inc.	25,965	331,573
*Checkpoint Systems, Inc.	53,496	1,068,315
*Chyron International Corp.	4,578	8,332

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Ciber, Inc.	27,321	$90,979
#*Ciena Corp.	105,610	1,382,435
*Cinedigm Digital Cinema Corp.	14,864	27,796
*Cirrus Logic, Inc.	94,229	1,837,466
*Cisco Sytems, Inc.	641,083	14,789,785
*Citrix Systems, Inc.	53,025	2,917,436
*Clearfield, Inc.	11,798	28,433
*Cogent, Inc.	100,240	901,158
Cognex Corp.	47,465	885,222
*Cognizant Technology Solutions Corp.	44,750	2,441,560
*Cogo Group, Inc.	13,818	90,784
#*Coherent, Inc.	26,307	973,885
Cohu, Inc.	31,343	491,458
*Comarco, Inc.	7,026	17,565
*CommScope, Inc.	115,924	2,357,894
Communications Systems, Inc.	17,110	175,549
*CommVault Systems, Inc.	18,798	348,139
#*Compellent Technologies, Inc.	6,300	84,483
Computer Sciences Corp.	129,068	5,850,652
*Computer Task Group, Inc.	15,093	120,744
*Compuware Corp.	241,548	1,975,863
*comScore, Inc.	29,033	575,144
*Comtech Telecommunications Corp.	29,304	632,087
*Comverge, Inc.	18,473	163,671
#*Concur Technologies, Inc.	19,300	893,204
*Concurrent Computer Corp.	8,814	45,436
*Conexant Systems, Inc.	63,400	130,604
#*Constant Contact, Inc.	12,654	246,626
*Convergys Corp.	146,887	1,640,728
CoreLogic, Inc.	121,549	2,434,626
Corning, Inc.	528,882	9,583,342
*CPI International, Inc.	18,967	266,866
*Cray, Inc.	40,800	271,728
*Cree, Inc.	62,677	4,440,039
*CSG Systems International, Inc.	33,699	635,563
*CSP, Inc.	2,797	11,859
CTS Corp.	1,700	15,895
*CyberOptics Corp.	7,425	72,245
*Cymer, Inc.	36,650	1,219,712
*Cypress Semiconductor Corp.	138,226	1,465,196
Daktronics, Inc.	48,409	412,445
*Datalink Corp.	10,638	36,169
*Dataram Corp.	5,453	9,979
DDi Corp.	24,587	222,758
#*DealerTrack Holdings, Inc.	48,145	751,543
*Dell, Inc.	170,350	2,255,434
*Deltek, Inc.	24,241	181,808
*DemandTec, Inc.	4,800	32,304
*DG FastChannel, Inc.	30,343	1,156,979
*Dice Holdings, Inc.	73,927	606,201
Diebold, Inc.	78,987	2,260,608
*Digi International, Inc.	30,300	251,793
*Digimarc Corp.	7,924	163,710
#*Digital River, Inc.	43,201	1,135,754
*DigitalGlobe, Inc.	30,291	825,733
*Diodes, Inc.	53,755	950,388
*Ditech Networks, Inc.	23,200	28,304
*DivX, Inc.	39,112	297,642
*Dolby Laboratories, Inc.	9,360	594,079
*Dot Hill Systems Corp.	28,106	31,198
*DSP Group, Inc.	31,722	221,420

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
DST Systems, Inc.	46,000	$1,889,680
*DTS, Inc.	17,676	631,387
*Dynamics Research Corp.	10,821	105,180
#Earthlink, Inc.	130,830	1,155,229
*eBay, Inc.	150,808	3,153,395
#*Ebix, Inc.	13,170	218,754
#*Echelon Corp.	42,855	325,269
*EchoStar Corp.	43,566	832,111
*EDGAR Online, Inc.	3,500	4,130
*Edgewater Technology, Inc.	8,788	21,531
*EFJohnson Technologies, Inc.	13,208	19,680
*Elecsys Corp.	376	1,481
Electro Rent Corp.	33,209	458,284
*Electro Scientific Industries, Inc.	28,430	326,376
*Electronic Arts, Inc.	199,247	3,174,005
*Electronics for Imaging, Inc.	63,833	679,821
#*eLoyalty Corp.	3,943	24,959
*EMC Corp.	428,850	8,486,942
#*EMCORE Corp.	25,136	22,665
*EMS Technologies, Inc.	20,613	343,000
*Emulex Corp.	99,674	867,164
*Endwave Corp.	5,844	16,772
*Entegris, Inc.	216,242	996,876
*Entorian Technologies, Inc.	1,977	3,954
*Entropic Communications, Inc.	82,042	642,389
*Epicor Software Corp.	75,840	587,002
*EPIQ Systems, Inc.	39,547	514,902
*ePlus, Inc.	6,754	120,964
#*Equinix, Inc.	8,769	819,989
*Euronet Worldwide, Inc.	61,865	971,280
*Exar Corp.	54,082	378,033
*ExlService Holdings, Inc.	35,314	657,900
*Extreme Networks	119,580	341,999
*F5 Networks, Inc.	22,500	1,976,175
FactSet Research Systems, Inc.	15,644	1,173,300
#Fair Isaac Corp.	57,154	1,363,123
*Fairchild Semiconductor Corp. Class A	120,957	1,098,290
*FalconStor Software, Inc.	50,770	155,864
*Faro Technologies, Inc.	19,517	401,465
*FEI Co.	45,594	891,819
#Fidelity National Information Services, Inc.	231,486	6,636,704
#*Finisar Corp.	31,612	506,740
#*First Solar, Inc.	7,100	890,695
*Fiserv, Inc.	92,633	4,640,913
*FLIR Systems, Inc.	23,287	693,021
#*FormFactor, Inc.	58,738	568,584
*Forrester Research, Inc.	27,630	891,896
*Frequency Electronics, Inc.	6,652	33,925
*FSI International, Inc.	30,522	108,048
#*Gartner Group, Inc.	34,600	870,882
*Geeknet, Inc.	28,416	36,941
*Gerber Scientific, Inc.	28,023	160,852
*GigOptix, Inc.	1,468	3,200
*Global Cash Access, Inc.	72,942	299,792
Global Payments, Inc.	8,583	323,837
*Globecomm Systems, Inc.	24,156	198,804
*Google, Inc.	21,286	10,320,517
*GSE Systems, Inc.	9,913	40,049
*GSI Commerce, Inc.	43,837	987,209
*GSI Technology, Inc.	32,193	218,912
*GTSI Corp.	7,192	38,693

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Guidance Software, Inc.	18,641	$88,918
*Hackett Group, Inc.	40,480	127,107
*Harmonic, Inc.	107,701	750,676
Harris Corp.	32,127	1,430,615
*Hauppauge Digital, Inc.	6,000	11,460
Heartland Payment Systems, Inc.	35,520	560,506
*Henry Bros. Electronics, Inc.	3,591	14,562
—*Here Media, Inc.	300	—
—*Here Media, Inc. Special Shares	300	—
*Hewitt Associates, Inc. Class A	32,500	1,595,750
Hewlett-Packard Co.	462,271	21,282,957
*Hittite Microwave Corp.	17,254	792,994
*Hughes Communications, Inc.	26,085	654,212
*Hutchinson Technology, Inc.	31,174	118,461
#*Hypercom Corp.	73,944	320,178
*I.D. Systems, Inc.	7,877	21,741
*IAC/InterActiveCorp	165,687	4,142,175
*ICx Technologies, Inc.	37,070	285,068
*IEC Electronics Corp.	8,314	40,157
iGATE Corp.	62,975	1,117,806
#*iGo, Inc.	13,800	23,460
*Ikanos Communications, Inc.	23,895	41,816
*Imation Corp.	43,113	401,813
Imergent, Inc.	9,526	35,437
*Immersion Corp.	33,399	184,696
*Infinera Corp.	86,443	782,309
#*Informatica Corp.	47,405	1,428,313
*InfoSpace, Inc.	45,338	354,997
*Ingram Micro, Inc.	220,604	3,646,584
*Innodata Isogen, Inc.	29,908	87,930
*Insight Enterprises, Inc.	91,174	1,328,405
*Integral Systems, Inc.	34,703	262,355
*Integrated Device Technology, Inc.	204,306	1,187,018
*Integrated Silicon Solution, Inc.	30,765	264,579
Intel Corp.	661,600	13,628,960
*Intellicheck Mobilisa, Inc.	7,700	11,935
*Interactive Intelligence, Inc.	19,973	323,163
*InterDigital, Inc.	20,100	548,529
*Intermec, Inc.	74,596	783,258
*Internap Network Services Corp.	59,872	280,201
International Business Machines Corp.	91,559	11,756,176
*International Rectifier Corp.	86,681	1,692,880
*Internet Brands, Inc.	49,029	538,338
*Internet Capital Group, Inc.	43,959	370,135
*Interphase Corp.	4,372	7,083
#Intersil Corp.	148,395	1,685,767
*Intest Corp.	3,806	12,484
*Intevac, Inc.	26,600	292,600
*IntriCon Corp.	8,894	47,049
*Intuit, Inc.	34,988	1,390,773
*INX, Inc.	8,681	39,672
*iPass, Inc.	30,517	39,062
*IPG Photonics Corp.	85,345	1,374,908
*Isilon Systems, Inc.	25,423	445,919
*Iteris, Inc.	16,314	24,471
#*Itron, Inc.	48,042	3,126,093
*Ixia	81,787	898,021
*IXYS Corp.	38,012	335,646
#*j2 Global Communications, Inc.	27,757	653,122
Jabil Circuit, Inc.	263,522	3,823,704
Jack Henry & Associates, Inc.	57,102	1,450,391

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*JDA Software Group, Inc.	44,354	$1,042,319
*JDS Uniphase Corp.	251,104	2,724,478
#*Juniper Networks, Inc.	99,858	2,774,055
Keithley Instruments, Inc.	13,290	143,399
*Kemet Corp.	4,300	13,846
*Kenexa Corp.	27,402	329,646
*KEY Tronic Corp.	10,152	53,298
Keynote Systems, Inc.	11,920	119,319
*KIT Digital, Inc.	1,929	18,885
KLA-Tencor Corp.	103,252	3,269,991
*Knot, Inc. (The)	41,151	338,673
*Kopin Corp.	79,070	298,094
#*Kulicke & Soffa Industries, Inc.	84,809	569,916
*KVH Industries, Inc.	17,192	240,344
#*L-1 Identity Solutions, Inc.	172,346	1,406,343
*Lam Research Corp.	42,100	1,776,199
*LaserCard Corp.	12,022	48,088
*Lattice Semiconductor Corp.	178,231	990,964
*Lawson Software, Inc.	229,365	1,828,039
*LeCroy Corp.	9,674	52,046
Lender Processing Services, Inc.	31,117	993,877
#*Lexmark International, Inc.	79,200	2,910,600
*Limelight Networks, Inc.	105,778	449,556
#Linear Technology Corp.	47,472	1,513,407
*Lionbridge Technologies, Inc.	36,384	179,009
*Liquidity Services, Inc.	33,314	452,404
*Littlefuse, Inc.	26,372	939,107
*LogMeIn, Inc.	1,003	28,586
*LoJack Corp.	17,770	62,728
*LookSmart, Ltd.	14,172	21,258
*LoopNet, Inc.	41,716	477,231
*Loral Space & Communications, Inc.	21,700	1,038,128
*LSI Corp.	371,699	1,497,947
#*LTX-Credence Corp.	126,403	353,928
*Mace Security International, Inc.	2,449	1,420
*Magma Design Automation, Inc.	42,000	136,080
*Management Network Group, Inc.	1,707	4,677
*Manhattan Associates, Inc.	37,372	1,003,812
*ManTech International Corp. Class A	22,493	891,847
Marchex, Inc.	33,500	156,110
*Marvell Technology Group, Ltd.	46,164	688,767
*Mastech Holdings, Inc.	2,854	10,531
#MasterCard, Inc. Class A	9,835	2,065,743
*Mattson Technology, Inc.	61,197	179,307
Maxim Integrated Products, Inc.	185,173	3,246,083
Maximus, Inc.	29,400	1,769,586
*Maxwell Technologies, Inc.	17,674	223,399
*McAfee, Inc.	23,700	784,470
*Measurement Specialties, Inc.	17,192	287,106
#*MEMC Electronic Materials, Inc.	111,137	1,062,470
*MEMSIC, Inc.	11,372	26,156
*Mentor Graphics Corp.	113,117	1,088,186
*Mercury Computer Systems, Inc.	28,516	376,411
Mesa Laboratories, Inc.	2,630	62,988
Methode Electronics, Inc.	44,091	470,892
Micrel, Inc.	63,700	619,164
#Microchip Technology, Inc.	68,250	2,078,212
#*Micron Technology, Inc.	517,749	3,769,213
*MICROS Systems, Inc.	71,100	2,543,958
*Microsemi Corp.	97,550	1,556,898
Microsoft Corp.	730,054	18,842,694

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*MicroStrategy, Inc.	5,319	$441,424
*Microtune, Inc.	56,335	134,641
*Mindspeed Technologies, Inc.	12,006	84,882
*MIPS Technologies, Inc.	48,713	265,486
*MKS Instruments, Inc.	56,561	1,213,799
Mocon, Inc.	8,521	91,516
*ModusLink Global Solutions, Inc.	52,689	345,640
#Molex, Inc.	12,787	252,032
Molex, Inc. Class A	59,243	1,001,207
#*MoneyGram International, Inc.	71,700	187,137
#*Monolithic Power Systems, Inc.	22,170	390,635
*Monotype Imaging Holdings, Inc.	42,408	352,835
*MoSys, Inc.	31,018	140,822
*Motorola, Inc.	918,936	6,882,831
*Move, Inc.	44,787	101,219
MTS Systems Corp.	24,501	708,814
*Multi-Fineline Electronix, Inc.	31,136	788,986
#*Nanometrics, Inc.	25,414	232,030
*NAPCO Security Technologies, Inc.	12,122	20,971
#National Instruments Corp.	18,300	583,770
National Semiconductor Corp.	40,752	562,378
*NCI, Inc.	10,441	245,990
*NCR Corp.	148,754	2,037,930
#*NetApp, Inc.	41,900	1,772,370
*Netezza Corp.	40,491	627,610
*NETGEAR, Inc.	43,669	1,048,056
#*NetList, Inc.	1,900	5,738
*NetLogic Microsystems, Inc.	32,600	963,656
*NetScout Systems, Inc.	49,993	792,389
#*NetSuite, Inc.	12,653	187,771
*Network Engines, Inc.	19,893	38,791
*Network Equipment Technologies, Inc.	34,316	107,066
*NeuStar, Inc.	26,940	625,816
*Newport Corp.	17,390	221,375
*Newtek Business Services, Inc.	14,356	16,222
*Nextwave Wireless, Inc.	2,353	4,682
NIC, Inc.	37,300	276,766
*Novatel Wireless, Inc.	35,698	239,177
*Novell, Inc.	463,986	2,802,475
*Novellus Systems, Inc.	131,268	3,506,168
*Nu Horizons Electronics Corp.	18,200	62,608
#*Nuance Communications, Inc.	175,976	2,905,364
*NumereX Corp. Class A	8,068	40,985
*Nvidia Corp.	115,245	1,059,102
O.I. Corp.	3,195	24,697
*Occam Networks, Inc.	45,792	291,237
#*Oclaro, Inc.	19,257	237,439
*OmniVision Technologies, Inc.	58,695	1,309,485
#*ON Semiconductor Corp.	164,866	1,112,846
*Online Resources Corp.	33,621	137,846
*Onvia, Inc.	8,196	28,194
#*OpenTable, Inc.	7,716	344,905
*Openwave Systems, Inc.	88,363	179,377
*Oplink Communications, Inc.	24,318	391,763
OPNET Technologies, Inc.	24,928	379,903
*Opnext, Inc.	23,303	41,945
*Optical Cable Corp.	2,345	7,012
Oracle Corp.	457,669	10,819,295
*Orbcomm, Inc.	35,213	65,848
#*OSI Systems, Inc.	22,669	629,972
*Overland Storage, Inc.	1,366	2,268

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*PAR Technology Corp.	13,100	$78,338
*Parametric Technology Corp.	111,939	2,008,186
Park Electrochemical Corp.	25,096	688,634
#*ParkerVision, Inc.	3,828	3,369
#Paychex, Inc.	32,300	839,477
*PC Connection, Inc.	30,658	211,847
*PC Mall, Inc.	12,475	52,769
*PC-Tel, Inc.	30,780	194,837
*PDF Solutions, Inc.	28,068	115,079
#Pegasystems, Inc.	34,888	1,073,155
*Perceptron, Inc.	5,195	24,468
*Perficient, Inc.	37,255	322,256
*Performance Technologies, Inc.	5,123	11,527
*Pericom Semiconductor Corp.	33,282	304,197
*Pervasive Software, Inc.	16,603	79,694
*Phoenix Technologies, Ltd.	18,744	57,919
*Photronics, Inc.	62,700	283,404
*Pinnacle Data Systems, Inc.	700	840
*Pixelworks, Inc.	15,200	50,312
*Planar Systems, Inc.	15,355	36,084
#Plantronics, Inc.	58,620	1,756,841
#*Plexus Corp.	48,766	1,423,967
#*PLX Technology, Inc.	42,610	162,770
*PMC - Sierra, Inc.	190,985	1,546,978
*Polycom, Inc.	96,868	2,875,042
Power Integrations, Inc.	32,400	1,145,340
*Presstek, Inc.	38,078	100,526
—*Price Communications Liquidation Trust	11,700	1,598
*Procera Networks, Inc.	2,831	1,670
*Progress Software Corp.	50,464	1,508,874
*PROS Holdings, Inc.	900	6,363
QAD, Inc.	34,695	144,678
*QLogic Corp.	112,700	1,794,184
QUALCOMM, Inc.	130,305	4,962,014
Qualstar Corp.	8,094	14,407
*Quantum Corp.	78,237	125,179
*Quest Software, Inc.	123,231	2,484,337
#*QuickLogic Corp.	21,500	73,745
*Radiant Systems, Inc.	39,985	568,187
*RadiSys Corp.	28,903	285,273
*RAE Systems, Inc.	33,068	24,520
*Rainmaker Systems, Inc.	17,083	20,329
*Rambus, Inc.	42,072	826,715
*Ramtron International Corp.	22,320	77,004
*RealNetworks, Inc.	158,586	526,506
#*Red Hat, Inc.	67,818	2,180,349
*Reis, Inc.	16,269	109,165
*Relm Wireless Corp.	11,400	27,588
Renaissance Learning, Inc.	23,551	327,359
#*RF Micro Devices, Inc.	271,979	1,134,152
*RF Monolithics, Inc.	3,095	4,024
Richardson Electronics, Ltd.	15,650	149,458
*RightNow Technologies, Inc.	16,674	263,783
*Rimage Corp.	12,713	214,595
*Riverbed Technology, Inc.	27,770	1,029,989
*Rofin-Sinar Technologies, Inc.	34,420	724,885
*Rogers Corp.	19,428	601,297
#*Rosetta Stone, Inc.	14,390	308,378
#*Rovi Corp.	125,617	5,589,956
#*Rubicon Technology, Inc.	23,775	719,194
*Rudolph Technologies, Inc.	37,452	323,585

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*S1 Corp.	107,107	$628,718
*Saba Software, Inc.	29,995	147,275
#*SAIC, Inc.	3,100	51,553
*Salary.com, Inc.	12,600	37,044
#*Salesforce.com, Inc.	22,400	2,216,480
*Sandisk Corp.	139,122	6,079,631
*Sanmina-SCI Corp.	96,853	1,217,442
Sapient Corp.	131,388	1,445,268
*SAVVIS, Inc.	44,743	788,819
*ScanSource, Inc.	32,236	889,069
*Scientific Learning Corp.	11,264	58,798
*SeaChange International, Inc.	39,019	349,610
*Seagate Technology	61,282	769,089
*Semtech Corp.	72,495	1,259,963
Servidyne, Inc.	850	2,129
*ShoreTel, Inc.	53,464	267,320
#*Sigma Designs, Inc.	27,650	283,136
#*Silicon Graphics International Corp.	35,130	274,014
*Silicon Image, Inc.	81,821	348,557
*Silicon Laboratories, Inc.	42,100	1,686,105
*Simulations Plus, Inc.	4,400	10,560
#*Skyworks Solutions, Inc.	174,423	3,057,635
*Smart Modular Technologies (WWH), Inc.	76,619	414,509
*Smith Micro Software, Inc.	38,847	381,866
Solera Holdings, Inc.	8,996	341,668
#*Sonic Foundry, Inc.	619	4,791
#*Sonic Solutions, Inc.	54,104	425,798
*Sonus Networks, Inc.	275,174	792,501
*Soundbite Communications, Inc.	1,500	4,275
*Sourcefire, Inc.	28,664	611,690
*Spansion, Inc. Class A	23,334	392,478
*Spark Networks, Inc.	20,148	66,891
*Spectrum Control, Inc.	14,878	224,509
*SRA International, Inc.	52,072	1,157,040
*SRS Labs, Inc.	16,310	151,683
*Stamps.com, Inc.	18,865	206,383
*Standard Microsystems Corp.	26,157	575,977
*StarTek, Inc.	15,481	71,522
#*STEC, Inc.	50,415	786,474
#*Stratasys, Inc.	26,638	604,949
#*Stream Global Services, Inc.	4,272	18,882
*SuccessFactors, Inc.	53,669	1,090,017
*Super Micro Computer, Inc.	39,503	570,423
#*SuperMedia, Inc.	113	2,383
*Supertex, Inc.	15,688	406,947
*Support.com, Inc.	65,180	269,193
—*Sybase, Inc.	32,300	2,099,500
Sycamore Networks, Inc.	32,334	752,736
*Symantec Corp.	164,032	2,127,495
*Symmetricom, Inc.	49,462	263,632
#*Synaptics, Inc.	18,700	585,310
*Synchronoss Technologies, Inc.	32,953	642,254
*SYNNEX Corp.	40,233	1,061,749
*Synopsys, Inc.	121,378	2,650,896
Syntel, Inc.	16,632	686,236
#*Take-Two Interactive Software, Inc.	90,525	927,881
*Taleo Corp.	35,089	863,189
*Tech Data Corp.	62,297	2,464,469
Technitrol, Inc.	44,041	175,724
*TechTarget, Inc.	37,831	219,041
*TechTeam Global, Inc.	10,116	62,315

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Tekelec	82,899	$1,172,192
*TeleCommunication Systems, Inc.	39,975	143,510
*TeleTech Holdings, Inc.	65,447	909,713
Tellabs, Inc.	553,536	3,863,681
*Telular Corp.	12,864	40,522
*Teradata Corp.	25,280	803,904
#*Teradyne, Inc.	179,413	1,930,484
*Terremark Worldwide, Inc.	66,946	601,175
Tessco Technologies, Inc.	14,125	199,445
*Tessera Technologies, Inc.	60,246	1,022,977
#Texas Instruments, Inc.	135,773	3,352,235
TheStreet.com, Inc.	29,249	89,502
*THQ, Inc.	78,822	359,428
*TIBCO Software, Inc.	201,978	2,738,822
*Tier Technologies, Inc.	20,570	135,145
#*TiVo, Inc.	51,458	441,510
*TNS, Inc.	11,212	220,316
*Tollgrade Communications, Inc.	9,184	61,074
Total System Services, Inc.	48,140	717,767
*Transact Technologies, Inc.	9,543	67,183
#*TranSwitch Corp.	1,860	4,399
*Travelzoo, Inc.	7,109	110,616
*Trident Microsystems, Inc.	22,800	40,812
*Trimble Navigation, Ltd.	77,113	2,187,696
*Trio-Tech International	1,787	7,157
*Triquint Semiconductor, Inc.	179,096	1,241,135
*TSR, Inc.	1,503	3,337
*TTM Technologies, Inc.	49,980	512,295
Tyco Electronics, Ltd.	152,500	4,117,500
#*Tyler Technologies, Inc.	41,679	684,786
#*Ultimate Software Group, Inc.	10,318	332,859
*Ultra Clean Holdings, Inc.	26,145	283,150
*Ultratech, Inc.	28,900	522,223
*Unica Corp.	23,822	212,492
#*Unisys Corp.	19,810	535,068
United Online, Inc.	100,531	635,356
#*Universal Display Corp.	20,467	421,825
*UTStarcom, Inc.	103,300	220,029
*ValueClick, Inc.	96,043	1,051,671
*Varian Semiconductor Equipment Associates, Inc.	30,189	853,141
#*Veeco Instruments, Inc.	34,248	1,482,938
*VeriFone Systems, Inc.	62,553	1,368,660
*VeriSign, Inc.	39,976	1,125,324
#*Vertro, Inc.	18,900	10,206
#*Viasat, Inc.	48,182	1,741,297
*Viasystems Group, Inc.	4,631	71,410
*Vicon Industries, Inc.	3,400	14,756
*Video Display Corp.	10,670	44,814
#*Virage Logic Corp.	30,364	362,850
#Virnetx Holding Corp.	21,612	132,914
*Virtusa Corp.	28,681	305,739
Visa, Inc.	101,315	7,431,455
#*Vishay Intertechnology, Inc.	344,460	2,924,465
*VistaPrint NV	34,194	1,130,112
*VMware, Inc. Class A	8,843	685,598
*Vocus, Inc.	14,162	230,699
*Volterra Semiconductor Corp.	21,622	486,927
*Wave Systems Corp. Class A	10,400	33,696
Wayside Technology Group, Inc.	4,662	46,667
*Web.com Group, Inc.	30,029	99,396
*WebMD Health Corp.	1,891	87,497

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*WebMediaBrands, Inc.	6,600	$4,752
*Websense, Inc.	28,551	529,907
*Westell Technologies, Inc.	24,534	45,633
*Western Digital Corp.	125,624	3,315,217
Western Union Co. (The)	62,124	1,008,273
*Winland Electronics, Inc.	400	318
*Wireless Ronin Technologies, Inc.	2,221	3,443
*Wireless Telecom Group, Inc.	14,826	10,968
*WPCS International, Inc.	6,800	16,864
*Wright Express Corp.	42,450	1,485,326
Xerox Corp.	899,054	8,756,786
Xilinx, Inc.	41,800	1,167,056
#*X-Rite, Inc.	63,469	234,835
*Yahoo!, Inc.	564,582	7,836,398
*Zebra Technologies Corp. Class A	71,014	1,948,624
*Zix Corp.	33,193	75,680
*Zoran Corp.	60,800	522,880
*Zygo Corp.	16,966	140,478

Total Information Technology		632,109,065

Materials — (4.4%)
A. Schulman, Inc.	35,393	693,349
*A.M. Castle & Co.	27,116	400,503
*AEP Industries, Inc.	8,159	235,795
Air Products & Chemicals, Inc.	24,200	1,756,436
Airgas, Inc.	56,913	3,715,850
AK Steel Holding Corp.	49,992	699,388
Albemarle Corp.	33,994	1,482,818
#Alcoa, Inc.	449,768	5,023,909
#Allegheny Technologies, Inc.	59,495	2,832,557
#AMCOL International Corp.	38,040	1,139,678
*American Pacific Corp.	6,886	32,709
American Vanguard Corp.	32,106	274,506
AptarGroup, Inc.	68,025	2,929,837
*Arabian American Development Co.	8,237	20,428
Arch Chemicals, Inc.	31,362	1,074,776
Ashland, Inc.	85,486	4,346,963
Balchem Corp.	23,389	618,639
Ball Corp.	27,527	1,603,172
Bemis Co., Inc.	133,461	3,998,492
*Boise, Inc.	108,575	650,364
*Brush Engineered Materials, Inc.	23,858	569,013
*Buckeye Technologies, Inc.	45,728	519,013
Cabot Corp.	87,111	2,569,774
*Calgon Carbon Corp.	64,633	855,741
*Capital Gold Corp.	11,098	41,396
Carpenter Technology Corp.	52,313	1,828,339
Celanese Corp. Class A	21,200	595,508
*Century Aluminum Co.	99,672	1,039,579
CF Industries Holdings, Inc.	9,244	750,520
*Clearwater Paper Corp.	13,800	850,494
Cliffs Natural Resources, Inc.	81,783	4,626,464
#*Coeur d’Alene Mines Corp.	95,247	1,450,612
*Commercial Metals Co.	136,780	1,968,264
Compass Minerals International, Inc.	13,558	958,415
*Continental Materials Corp.	819	9,451
*Core Molding Technologies, Inc.	5,592	31,371
*Crown Holdings, Inc.	37,000	1,029,710
Cytec Industries, Inc.	60,695	3,029,894
Deltic Timber Corp.	14,243	652,045
#Domtar Corp.	54,112	3,165,552

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Dow Chemical Co. (The)	253,791	$6,936,108
E.I. du Pont de Nemours & Co.	96,050	3,906,354
Eagle Materials, Inc.	52,742	1,290,069
Eastman Chemical Co.	44,796	2,806,021
Ecolab, Inc.	24,544	1,200,447
*Ferro Corp.	93,327	995,799
#*Flotek Industries, Inc.	13,047	15,265
FMC Corp.	22,500	1,406,025
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	5,461,149
Friedman Industries, Inc.	13,567	75,975
#*General Moly, Inc.	90,780	301,390
#*Georgia Gulf Corp.	6,448	98,977
*Globe Specialty Metals, Inc.	11,927	137,518
*Graphic Packaging Holding Co.	311,904	1,091,664
Greif, Inc. Class A	31,500	1,878,345
#Greif, Inc. Class B	16,481	945,185
H.B. Fuller Co.	57,800	1,181,432
#Hawkins, Inc.	12,420	403,153
Haynes International, Inc.	14,685	494,297
*Headwaters, Inc.	71,274	246,608
#*Hecla Mining Co.	244,534	1,207,998
*Horsehead Holding Corp.	49,234	377,132
Huntsman Corp.	304,597	3,189,131
Innophos Holdings, Inc.	33,897	993,521
*Innospec, Inc.	27,566	303,226
International Flavors & Fragrances, Inc.	17,200	780,536
International Paper Co.	388,835	9,409,807
#*Intrepid Potash, Inc.	17,335	419,507
Kaiser Aluminum Corp.	23,527	964,607
*KapStone Paper & Packaging Corp.	53,974	617,463
KMG Chemicals, Inc.	13,890	210,711
Koppers Holdings, Inc.	13,519	335,812
*Kronos Worldwide, Inc.	38,090	887,878
*Landec Corp.	31,569	203,620
#*Limoneira Co.	863	15,741
*Louisiana-Pacific Corp.	141,126	1,027,397
*LSB Industries, Inc.	25,899	375,277
Lubrizol Corp.	19,000	1,776,310
#Martin Marietta Materials, Inc.	8,250	704,550
*Material Sciences Corp.	8,954	39,845
MeadWestavco Corp.	237,990	5,702,240
#*Mercer International, Inc.	35,750	191,978
#*Metalline Mining Co.	11,100	8,769
Minerals Technologies, Inc.	22,703	1,184,416
#*Mines Management, Inc.	18,658	28,920
*Mod-Pac Corp.	1,165	4,870
#Monsanto Co.	44,400	2,568,096
Mosaic Co. (The)	33,998	1,620,005
Myers Industries, Inc.	40,414	319,675
Nalco Holding Co.	55,441	1,352,206
*Nanophase Technologies Corp.	3,149	4,251
Neenah Paper, Inc.	17,600	315,744
NewMarket Corp.	16,011	1,716,219
Newmont Mining Corp.	139,570	7,801,963
NL Industries, Inc.	58,663	496,289
*Northern Technologies International Corp.	2,301	31,087
Nucor Corp.	131,981	5,165,736
Olin Corp.	91,450	1,856,435
Olympic Steel, Inc.	12,700	322,961
*OM Group, Inc.	36,200	977,400
*Omnova Solutions, Inc.	39,941	311,540

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Owens-Illinois, Inc.	29,600	$818,440
P.H. Glatfelter Co.	52,757	603,013
Packaging Corp. of America	104,286	2,502,864
*Pactiv Corp.	52,200	1,587,924
*Penford Corp.	22,102	122,445
*PolyOne Corp.	107,775	1,111,160
PPG Industries, Inc.	32,460	2,254,996
#Praxair, Inc.	27,886	2,421,063
#Quaker Chemical Corp.	13,947	491,771
*Ready Mix, Inc.	300	525
Reliance Steel & Aluminum Co.	87,514	3,437,550
*Rock of Ages Corp.	2,695	10,874
Rock-Tenn Co. Class A	46,724	2,486,651
*Rockwood Holdings, Inc.	90,383	2,640,087
Royal Gold, Inc.	35,169	1,552,008
RPM International, Inc.	144,886	2,719,510
*RTI International Metals, Inc.	32,050	909,579
#Schnitzer Steel Industries, Inc. Class A	26,321	1,206,028
Schweitzer-Maudoit International, Inc.	19,451	1,029,541
#Scotts Miracle-Gro Co. Class A (The)	25,060	1,209,145
Sealed Air Corp.	88,400	1,912,092
*Senomyx, Inc.	30,529	136,159
#Sensient Technologies Corp.	59,396	1,749,806
#Sigma-Aldrich Corp.	21,678	1,216,136
Silgan Holdings, Inc.	32,796	932,062
*Solitario Exploration & Royalty Corp.	2,615	4,995
*Solutia, Inc.	120,981	1,707,042
Sonoco Products Co.	99,240	3,245,148
#Southern Copper Corp.	72,950	2,291,360
#*Spartech Corp.	35,500	371,330
Steel Dynamics, Inc.	178,566	2,557,065
#Stepan Co.	12,376	816,940
#*Stillwater Mining Co.	113,671	1,565,250
Synalloy Corp.	11,860	109,705
Temple-Inland, Inc.	133,332	2,674,640
#Texas Industries, Inc.	31,986	1,061,935
#*Titanium Metals Corp.	221,660	4,907,552
*U.S. Concrete, Inc.	20,088	2,310
*U.S. Gold Corp.	128,800	637,560
*United States Lime & Minerals, Inc.	7,289	311,386
#United States Steel Corp.	69,314	3,072,690
*Universal Stainless & Alloy Products, Inc.	6,200	141,484
Valhi, Inc.	43,304	604,957
Valspar Corp.	118,197	3,712,568
*Verso Paper Corp.	33,476	100,428
Vulcan Materials Co.	55,700	2,519,868
Walter Energy, Inc.	24,000	1,711,200
*Wausau Paper Corp.	62,069	423,931
Westlake Chemical Corp.	89,708	2,219,376
#Weyerhaeuser Co.	177,036	2,871,524
#Worthington Industries, Inc.	91,654	1,313,402
*WR Grace & Co.	36,506	937,109
Zep, Inc.	26,331	501,342
*Zoltek Cos., Inc.	39,500	412,775

Total Materials		224,632,275

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	14,351	—
—*Concord Camera Corp. Escrow Shares	2,339	—
—*MAIR Holdings, Inc. Escrow Shares	400	—
—#*Pelican Financial, Inc. Escrow Shares	100	—

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Other — (Continued)
—*Softbrands, Inc. Escrow Shares	14,700	$—
—*Voyager Learning Co. Escrow Shares	7,226	—

Total Other		—

Telecommunication Services — (2.8%)
*AboveNet, Inc.	15,038	800,022
#Alaska Communications Systems Group, Inc.	22,791	211,045
*American Tower Corp.	39,600	1,831,104
*Arbinet Corp.	4,943	39,593
AT&T, Inc.	2,319,796	60,175,508
Atlantic Tele-Network, Inc.	17,864	798,699
#*Cbeyond, Inc.	25,880	394,152
#CenturyLink, Inc.	121,770	4,337,447
*Cincinnati Bell, Inc.	174,030	515,129
*Cogent Communications Group, Inc.	50,100	431,862
Consolidated Communications Holdings, Inc.	35,987	628,333
*Crown Castle International Corp.	58,779	2,322,358
#*FiberTower Corp.	1,505	7,179
#Frontier Communications Corp.	579,128	4,424,538
*General Communications, Inc. Class A	63,716	540,312
*Global Crossing, Ltd.	38,197	441,939
HickoryTech Corp.	14,405	110,486
*ICO Global Communications (Holdings), Ltd.	12,527	23,801
*IDT Corp.	332	5,033
*IDT Corp. Class B	20,811	385,420
#*Leap Wireless International, Inc.	33,781	401,656
#*MetroPCS Communications, Inc.	292,217	2,615,342
*Neutral Tandem, Inc.	10,600	113,420
*NII Holdings, Inc.	102,422	3,836,728
NTELOS Holdings Corp.	40,039	749,130
*PAETEC Holding Corp.	167,568	658,542
*Premiere Global Services, Inc.	87,044	544,895
#Qwest Communications International, Inc.	301,200	1,704,792
#*SBA Communications Corp.	23,603	853,957
Shenandoah Telecommunications Co.	27,061	527,148
*Sprint Nextel Corp.	1,212,257	5,540,014
*SureWest Communications	15,394	104,833
*Syniverse Holdings, Inc.	73,700	1,645,721
Telephone & Data Systems, Inc.	44,975	1,534,997
Telephone & Data Systems, Inc. Special Shares	49,145	1,474,841
*tw telecom, inc.	100,043	1,892,814
*United States Cellular Corp.	38,912	1,830,031
USA Mobility, Inc.	29,804	441,993
Verizon Communications, Inc.	1,203,470	34,972,838
Warwick Valley Telephone Co.	4,325	60,118
Windstream Corp.	176,286	2,009,660
*Xeta Corp.	5,146	16,210

Total Telecommunication Services		141,953,640

Utilities — (2.2%)
*AES Corp.	311,250	3,208,988
AGL Resources, Inc.	39,892	1,515,896
Allegheny Energy, Inc.	23,700	540,360
ALLETE, Inc.	28,659	1,033,444
Alliant Energy Corp.	20,700	715,392
Ameren Corp.	43,934	1,114,606
#American Electric Power Co., Inc.	44,672	1,607,299
American States Water Co.	15,085	532,199
*American Water Works Co., Inc.	13,094	279,950
#Aqua America, Inc.	51,790	1,009,387
Artesian Resources Corp.	5,797	106,085

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Atmos Energy Corp.	46,322	$1,343,338
Avista Corp.	45,194	945,458
Black Hills Corp.	33,266	1,061,851
#*Cadiz, Inc.	6,847	90,312
California Water Service Group	27,588	980,753
*Calpine Corp.	337,143	4,551,430
CenterPoint Energy, Inc.	71,966	1,024,076
Central Vermont Public Service Corp.	17,186	365,031
CH Energy Group, Inc.	21,595	902,671
Chesapeake Utilities Corp.	8,080	268,579
Cleco Corp.	35,169	1,004,075
#CMS Energy Corp.	82,500	1,313,400
Connecticut Water Services, Inc.	10,390	241,048
#Consolidated Edison, Inc.	34,814	1,605,622
*Consolidated Water Co., Ltd.	2,847	34,278
Constellation Energy Group, Inc.	19,864	627,702
Delta Natural Gas Co., Inc.	2,564	76,279
#Dominion Resources, Inc.	62,585	2,627,944
DPL, Inc.	36,500	923,815
DTE Energy Co.	32,310	1,491,430
Duke Energy Corp.	137,144	2,345,162
*Dynegy, Inc.	54,620	193,901
Edison International, Inc.	34,479	1,142,979
*El Paso Electric Co.	36,660	788,190
Empire District Electric Co.	30,952	608,207
Energen Corp.	17,832	792,454
Entergy Corp.	19,815	1,535,861
EQT Corp.	25,349	929,801
Exelon Corp.	36,831	1,540,641
#FirstEnergy Corp.	32,655	1,231,094
Gas Natural, Inc.	3,100	36,332
Great Plains Energy, Inc.	69,103	1,239,708
Hawaiian Electric Industries, Inc.	46,729	1,100,468
IDACORP, Inc.	30,000	1,056,600
#Integrys Energy Group, Inc.	26,309	1,245,731
ITC Holdings Corp.	25,450	1,444,033
Laclede Group, Inc.	18,377	642,092
Maine & Maritimes Corp.	2,444	109,002
MDU Resources Group, Inc.	36,804	726,879
MGE Energy, Inc.	18,827	705,448
Middlesex Water Co.	17,520	289,956
*Mirant Corp.	190,265	2,087,207
National Fuel Gas Co.	16,904	812,237
New Jersey Resources Corp.	23,700	884,721
NextEra Energy, Inc.	43,021	2,249,998
#Nicor, Inc.	22,852	1,000,689
NiSource, Inc.	54,100	892,650
Northeast Utilities, Inc.	30,389	846,030
Northwest Natural Gas Co.	21,559	1,022,112
NorthWestern Corp.	29,319	826,796
*NRG Energy, Inc.	196,943	4,466,667
#NSTAR	36,869	1,370,052
NV Energy, Inc.	117,648	1,494,130
OGE Energy Corp.	36,086	1,430,449
Oneok, Inc.	17,622	819,952
#Ormat Technologies, Inc.	45,281	1,259,717
Pennichuck Corp.	4,188	94,230
Pepco Holdings, Inc.	42,692	721,922
PG&E Corp.	40,000	1,776,000
#Piedmont Natural Gas Co.	35,761	951,958
Pinnacle West Capital Corp.	20,700	788,463

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
PNM Resources, Inc.	70,982	$839,717
Portland General Electric Co.	49,236	940,408
PPL Corp.	39,944	1,090,072
Progress Energy, Inc.	28,916	1,217,653
Public Service Enterprise Group, Inc.	213,174	7,013,425
Questar Corp.	104,971	1,726,773
RGC Resources, Inc.	1,471	45,601
*RRI Energy, Inc.	427,494	1,688,601
#SCANA Corp.	18,988	727,430
Sempra Energy	26,800	1,333,300
SJW Corp.	22,412	557,835
#South Jersey Industries, Inc.	24,348	1,137,539
Southern Co.	85,472	3,019,726
Southwest Gas Corp.	37,083	1,192,960
Southwest Water Co.	19,835	215,210
#TECO Energy, Inc.	49,034	801,216
UGI Corp.	49,258	1,327,996
UIL Holdings Corp.	24,280	661,630
Unisource Energy Corp.	29,316	946,320
Unitil Corp.	12,852	280,816
Vectren Corp.	40,184	995,358
Westar Energy, Inc.	54,555	1,302,773
WGL Holdings, Inc.	25,432	917,587
#Wisconsin Energy Corp.	17,859	969,387
Xcel Energy, Inc.	67,832	1,491,626
York Water Co.	10,807	160,052

Total Utilities		111,244,228

TOTAL COMMON STOCKS		4,489,949,501

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	7,847	—
*Caliper Life Sciences, Inc. Warrants 08/10/11	359	266
—*Contra Pharmacopeia Contingent Value Rights	12,586	—
*GeoMet, Inc. Rights 08/18/10	171	249
—Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	20,816	—
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	7,073	5,871
—*TIB Financial Corp. Rights 07/12/10	24,940	7,233
*Valley National Bancorp Warrants 06/30/15	398	1,313

TOTAL RIGHTS/WARRANTS		14,932

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $45,210,000 FNMA 1.279%(r), 11/25/39, valued at $32,347,329) to be repurchased at $31,868,505	$31,868	31,868,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.1%)
§@DFA Short Term Investment Fund	559,374,404	559,374,404

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $10,232,974 FNMA 4.500%, 05/01/23, valued at $5,808,052) to be repurchased at $5,638,984	$5,639	$5,638,885

TOTAL SECURITIES LENDING COLLATERAL		565,013,289

TOTAL INVESTMENTS — (100.0%) (Cost $5,318,814,198)##		$5,086,845,722

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$658,338,756	—	—	$658,338,756
Consumer Staples	307,342,093	—	—	307,342,093
Energy	437,272,911	—	—	437,272,911
Financials	908,741,341	—	—	908,741,341
Health Care	438,457,640	$450,142	—	438,907,782
Industrials.	629,407,410	—	—	629,407,410
Information Technology	630,007,967	2,101,098	—	632,109,065
Materials	224,632,275	—	—	224,632,275
Other	—	—	—	—
Telecommunication Services	141,953,640	—	—	141,953,640
Utilities	111,244,228	—	—	111,244,228
Rights/Warrants	1,828	13,104	—	14,932
Temporary Cash Investments	—	31,868,000	—	31,868,000
Securities Lending Collateral	—	565,013,289	—	565,013,289

TOTAL	$4,487,400,089	$599,445,633	—	$5,086,845,722

See accompanying Notes to Schedules of Investments.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (85.3%)
Consumer Discretionary — (13.6%)
*1-800-FLOWERS.COM, Inc.	21,944	$48,935
*4Kids Entertainment, Inc.	8,373	6,029
*99 Cents Only Stores	53,912	896,017
Aaron’s, Inc.	46,552	845,384
Aaron’s, Inc. Class A	3,229	47,305
#Abercrombie & Fitch Co.	23,045	851,282
*AC Moore Arts & Crafts, Inc.	15,902	39,119
Acme United Corp.	1,921	19,344
Advance Auto Parts, Inc.	5,300	283,709
#*Aeropostale, Inc.	8,400	238,812
*AFC Enterprises, Inc.	10,308	97,617
*AH Belo Corp.	16,180	125,233
*Aldila, Inc.	3,550	14,590
*All American Group, Inc.	1,300	767
*Alloy, Inc.	12,150	115,304
Ambassadors Group, Inc.	11,025	125,024
Amcon Distributing Co.	400	23,964
#*American Apparel, Inc.	42,938	69,130
#*American Axle & Manufacturing Holdings, Inc.	20,772	193,387
*American Biltrite, Inc.	1,151	4,293
#American Eagle Outfitters, Inc.	7,818	96,240
#American Greetings Corp. Class A	21,500	440,535
#*American Public Education, Inc.	3,570	159,436
*America’s Car-Mart, Inc.	10,824	251,983
#*Amerigon, Inc.	10,620	105,138
#Ameristar Casinos, Inc.	37,606	593,423
#*AnnTaylor Stores Corp.	43,589	764,551
#Arbitron, Inc.	5,000	144,500
*Arctic Cat, Inc.	10,091	100,405
Ark Restaurants Corp.	2,379	31,760
*Asbury Automotive Group, Inc.	25,679	345,639
*Ascent Media Corp.	8,984	249,755
*Audiovox Corp. Class A	17,793	132,558
#*AutoNation, Inc.	43,949	1,073,674
*Bakers Footwear Group, Inc.	2,000	1,100
*Ballantyne Strong, Inc.	8,203	63,327
#*Bally Technologies, Inc.	4,600	148,580
#Barnes & Noble, Inc.	32,818	425,649
*Bassett Furniture Industries, Inc.	7,312	35,171
*Beasley Broadcast Group, Inc.	6,377	35,520
#*Beazer Homes USA, Inc.	51,900	219,537
bebe stores, inc.	64,634	384,572
#*Bed Bath & Beyond, Inc.	4,900	185,612
*Belo Corp.	71,988	435,527
*Benihana, Inc.	3,100	20,987
*Benihana, Inc. Class A	4,600	28,796
Best Buy Co., Inc.	11,191	387,880
Big 5 Sporting Goods Corp.	22,333	306,855
*Big Lots, Inc.	16,633	570,678
*Biglari Holdings, Inc.	1,773	515,056
#*BJ’s Restaurants, Inc.	29,200	744,600
*Blockbuster, Inc. Class B	15,945	1,419
#*Blue Nile, Inc.	1,970	100,273
*Bluegreen Corp.	32,000	94,400
Blyth, Inc.	7,570	299,394
Bob Evans Farms, Inc.	26,000	681,720
*Bon-Ton Stores, Inc. (The)	14,449	138,132
Books-A-Million, Inc.	12,641	81,914

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Borders Group, Inc.	50,783	$67,541
*BorgWarner, Inc.	12,561	550,925
Bowl America, Inc. Class A	2,752	36,877
#*Boyd Gaming Corp.	77,500	655,650
Brinker International, Inc.	14,698	231,053
#*Brookfield Homes Corp.	23,892	177,995
Brown Shoe Co., Inc.	38,486	562,665
#Brunswick Corp.	134,600	2,277,432
#Buckle, Inc.	11,925	328,534
#*Buffalo Wild Wings, Inc.	4,500	191,880
*Build-A-Bear-Workshop, Inc.	16,984	102,753
Burger King Holdings, Inc.	10,508	181,578
*Cabela’s, Inc.	76,421	1,191,403
*Cache, Inc.	11,200	57,792
*California Pizza Kitchen, Inc.	19,630	352,162
#Callaway Golf Co.	76,853	518,758
*Cambium Learning Group, Inc.	9,726	33,652
*Canterbury Park Holding Corp.	4,963	41,987
*Capella Education Co.	3,104	288,424
#*Career Education Corp.	9,514	232,427
*Caribou Coffee Co., Inc.	9,570	101,633
#*CarMax, Inc.	26,062	549,908
*Carmike Cinemas, Inc.	10,800	78,948
Carnival Corp.	83,408	2,892,589
*Carriage Services, Inc.	14,539	68,043
*Carrols Restaurant Group, Inc.	10,700	55,426
*Carter’s, Inc.	17,393	421,606
*Casual Male Retail Group, Inc.	34,884	120,699
Cato Corp. Class A	23,720	552,202
*Cavco Industries, Inc.	6,611	231,782
CBS Corp.	5,655	85,051
CBS Corp. Class B	197,249	2,915,340
*CEC Entertainment, Inc.	11,700	406,341
*Charles & Colvard, Ltd.	10,596	28,821
*Charming Shoppes, Inc.	103,080	461,798
#*Cheesecake Factory, Inc.	27,719	649,733
Cherokee, Inc.	3,009	59,067
Chico’s FAS, Inc.	16,994	159,234
#*Children’s Place Retail Stores, Inc. (The)	20,289	849,095
#*Chipotle Mexican Grill, Inc.	3,000	443,700
#Choice Hotels International, Inc.	5,100	168,351
Christopher & Banks Corp.	31,300	231,307
*Chromcraft Revington, Inc.	2,820	6,853
#Churchill Downs, Inc.	11,991	436,113
Cinemark Holdings, Inc.	68,224	995,388
*Citi Trends, Inc.	10,740	337,129
*CKX, Inc.	21,400	112,136
*Clear Channel Outdoor Holdings, Inc.	24,663	271,540
*Coast Distribution System, Inc.	1,632	6,610
*Cobra Electronics Corp.	400	1,072
#*Coinstar, Inc.	13,400	609,700
*Coldwater Creek, Inc.	45,454	178,180
*Collective Brands, Inc.	47,314	757,970
Collectors Universe, Inc.	4,583	59,716
#Columbia Sportswear Co.	21,900	1,073,319
Comcast Corp. Class A	298,194	5,805,837
Comcast Corp. Special Class A	100,809	1,860,934
#*Conn’s, Inc.	20,368	107,136
Cooper Tire & Rubber Co.	41,211	890,570
*Core-Mark Holding Co., Inc.	11,528	351,835
#*Corinthian Colleges, Inc.	28,265	257,212

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Cost Plus, Inc.	3,641	$12,489
CPI Corp.	2,300	57,132
#Cracker Barrel Old Country Store, Inc.	4,697	230,059
*Craftmade International, Inc.	1,843	10,597
#*Crocs, Inc.	74,500	955,835
#*Crown Media Holdings, Inc.	19,905	40,606
CSS Industries, Inc.	4,800	86,496
*Culp, Inc.	7,648	79,692
*Cumulus Media, Inc.	5,859	17,753
*Cybex International, Inc.	2,804	4,851
*Cycle Country Accessories Corp.	2,700	1,361
*Dana Holding Corp.	87,575	1,040,391
Darden Restaurants, Inc.	5,017	210,162
#*Deckers Outdoor Corp.	6,000	305,340
*dELiA*s, Inc.	18,616	26,993
*Delta Apparel, Inc.	12,525	184,994
*Destination Maternity Corp.	3,624	112,163
#DeVry, Inc.	9,500	511,100
#*Dick’s Sporting Goods, Inc.	23,794	626,020
#Dillard’s, Inc.	62,205	1,439,424
#*DineEquity, Inc.	14,400	525,024
#*DIRECTV Class A	44,010	1,635,412
#*Discovery Communications, Inc. (25470F104)	13,067	504,517
*Discovery Communications, Inc. (25470F203)	1,300	50,401
*Discovery Communications, Inc. (25470F302)	21,273	731,366
*Dixie Group, Inc.	5,236	17,226
*Dolan Media Co.	24,276	283,786
*Dollar Tree, Inc.	9,300	412,176
*Domino’s Pizza, Inc.	12,800	163,712
*Dorman Products, Inc.	15,292	356,915
Dover Downs Gaming & Entertainment, Inc.	15,417	51,493
#DR Horton, Inc.	35,500	391,210
#*DreamWorks Animation SKG, Inc.	9,579	298,482
*Dress Barn, Inc. (The)	35,291	871,688
*Drew Industries, Inc.	16,883	356,738
*drugstore.com, inc.	42,870	118,321
#*DSW, Inc.	9,540	253,859
*E.W. Scripps Co. (The) Class A	40,300	316,758
#*Eastman Kodak Co.	242,786	963,860
*EDCI Holdings, Inc.	2,070	10,412
Educational Development Corp.	2,987	16,593
*Einstein Noah Restaurant Group, Inc.	6,696	77,808
Emerson Radio Corp.	14,582	32,810
*Emmis Communications Corp. Class A	5,300	10,388
*Empire Resorts, Inc.	7,700	9,779
*Entercom Communications Corp.	21,400	179,332
*Entravision Communications Corp.	37,111	80,160
#*EnviroStar, Inc.	1,100	1,238
*Escalade, Inc.	6,896	33,170
#Ethan Allen Interiors, Inc.	25,200	386,568
*Ever-Glory International Group, Inc.	2,000	5,320
*Exide Technologies	49,110	295,642
#Expedia, Inc.	28,900	655,452
Family Dollar Stores, Inc.	13,400	554,090
*Famous Dave’s of America, Inc.	5,168	41,292
*Federal-Mogul Corp.	32,837	589,096
Finish Line, Inc. Class A	43,139	617,319
*Fisher Communications, Inc.	7,173	126,962
*Flanigan’s Enterprises, Inc.	300	1,890
Flexsteel Industries, Inc.	3,103	34,785
Foot Locker, Inc.	174,959	2,377,693

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Ford Motor Co.	86,858	$1,109,177
#Fortune Brands, Inc.	31,053	1,362,606
*Fossil, Inc.	16,451	651,460
*Frederick’s of Hollywood Group, Inc.	3,900	3,588
Fred’s, Inc.	36,447	395,085
Frisch’s Restaurants, Inc.	5,689	111,789
*Fuel Systems Solutions, Inc.	5,000	152,050
*Full House Resorts, Inc.	13,958	44,386
*Furniture Brands International, Inc.	43,300	239,016
Gaiam, Inc.	15,594	93,564
#*GameStop Corp. Class A	25,581	512,899
*GameTech International, Inc.	2,168	1,301
Gaming Partners International Corp.	9,358	62,886
#Gannett Co., Inc.	40,400	532,472
Gap, Inc.	20,700	374,877
#Garmin, Ltd.	4,144	118,145
#*Gaylord Entertainment Co.	39,008	1,130,842
*Genesco, Inc.	17,561	479,240
Gentex Corp.	13,836	266,620
Genuine Parts Co.	11,532	493,916
*G-III Apparel Group, Ltd.	14,980	386,484
*Global Traffic Network, Inc.	9,741	54,550
*Golfsmith International Holdings, Inc.	4,165	14,744
*Goodyear Tire & Rubber Co.	21,200	226,204
*Gray Television, Inc.	25,123	65,320
*Gray Television, Inc. Class A	2,300	5,704
*Great Wolf Resorts, Inc.	17,335	38,484
#*Group 1 Automotive, Inc.	21,500	595,980
Guess?, Inc.	2,500	89,250
#*Gymboree Corp.	9,800	424,340
H&R Block, Inc.	8,000	125,440
*Hallwood Group, Inc.	808	26,018
*Hampshire Group, Ltd.	1,868	8,499
*Hanesbrands, Inc.	7,900	197,895
#Harley-Davidson, Inc.	25,800	702,534
*Harman International Industries, Inc.	12,590	382,862
*Harris Interactive, Inc.	4,286	4,329
Harte-Hanks, Inc.	51,154	577,017
Hasbro, Inc.	8,800	370,920
*Hastings Entertainment, Inc.	1,695	12,289
Haverty Furniture Cos., Inc.	16,274	197,241
Haverty Furniture Cos., Inc. Class A	1,796	21,732
*Hawk Corp.	7,000	204,610
*Heelys, Inc.	7,950	21,544
*Helen of Troy, Ltd.	27,199	651,688
#*hhgregg, Inc.	4,800	97,392
*Hibbett Sporting Goods, Inc.	6,351	168,111
Hillenbrand, Inc.	9,800	216,482
*Hollywood Media Corp.	16,786	18,800
Home Depot, Inc.	50,800	1,448,308
Hooker Furniture Corp.	10,174	120,257
Hot Topic, Inc.	31,548	166,889
#*Hovnanian Enterprises, Inc.	41,900	183,103
*HSN, Inc.	23,747	698,162
*Iconix Brand Group, Inc.	62,866	1,034,774
*Image Entertainment, Inc.	3,900	858
*Infosonics Corp.	4,100	2,419
International Speedway Corp.	22,000	569,800
*Interpublic Group of Cos., Inc. (The)	44,149	403,522
*Interval Leisure Group, Inc.	20,847	289,982
*iRobot Corp.	17,538	357,074

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Isle of Capri Casinos, Inc.	24,634	$206,926
#*ITT Educational Services, Inc.	800	64,592
*J. Alexander’s Corp.	10,300	48,462
*J. Crew Group, Inc.	5,300	188,839
J.C. Penney Co., Inc.	88,450	2,178,524
*Jack in the Box, Inc.	16,505	340,498
#*Jackson Hewitt Tax Service, Inc.	26,666	29,599
*Jaclyn, Inc.	400	2,244
*JAKKS Pacific, Inc.	7,200	113,616
Jarden Corp.	87,684	2,538,452
*Jennifer Convertibles, Inc.	400	18
*Jo-Ann Stores, Inc.	20,505	858,954
Johnson Controls, Inc.	34,525	994,665
*Johnson Outdoors, Inc.	14,083	179,277
Jones Apparel Group, Inc.	77,200	1,346,368
#*Jos. A. Bank Clothiers, Inc.	13,225	776,043
*Journal Communications, Inc.	38,100	181,356
#*K12, Inc.	1,700	44,285
#KB Home	43,407	493,972
*Kenneth Cole Productions, Inc. Class A	9,000	120,870
*Kid Brands, Inc.	33,488	278,620
*Kirkland’s, Inc.	4,800	80,928
*Knology, Inc.	12,439	140,561
*Kohl’s Corp.	10,100	481,669
*Kona Grill, Inc.	3,961	14,180
Koss Corp.	3,667	19,600
*Krispy Kreme Doughnuts, Inc.	22,310	87,901
KSW, Inc.	3,180	9,794
#*K-Swiss, Inc. Class A	32,483	388,172
Lacrosse Footwear, Inc.	5,930	87,052
*Lakeland Industries, Inc.	4,621	41,635
*Lakes Entertainment, Inc.	9,741	24,547
#*Lamar Advertising Co.	10,244	280,173
#*Landry’s Restaurants, Inc.	1,500	36,735
#*Las Vegas Sands Corp.	19,359	519,983
*Lazare Kaplan International, Inc.	4,000	3,440
*La-Z-Boy, Inc.	44,400	380,064
*Leapfrog Enterprises, Inc.	33,413	169,738
*Lear Corp.	1,098	85,831
*Learning Tree International, Inc.	10,875	126,150
*Lee Enterprises, Inc.	31,300	92,022
Leggett & Platt, Inc.	28,867	601,588
#Lennar Corp. Class A	120,287	1,776,639
*Lennar Corp. Class B Voting	17,021	215,316
*Libbey, Inc.	4,000	50,040
#*Liberty Global, Inc. Class A	12,561	367,409
#*Liberty Global, Inc. Series C	12,326	360,536
*Liberty Media Corp. Capital Series A	92,738	4,325,300
*Liberty Media Corp. Capital Series B	460	21,429
*Liberty Media Corp. Interactive Class A	261,629	2,961,640
*Liberty Media Corp. Interactive Class B	3,602	42,035
*Liberty Media-Starz Corp. Series A	9,372	514,429
*Liberty Media-Starz Corp. Series B	199	10,945
#*Life Time Fitness, Inc.	33,806	1,229,186
*Lifetime Brands, Inc.	10,657	156,551
Limited Brands, Inc.	12,900	330,756
*LIN TV Corp. Class A	6,800	39,780
*Lincoln Educational Services Corp.	14,831	312,786
Lithia Motors, Inc.	13,070	115,016
#*Live Nation Entertainment, Inc.	105,127	970,322
#*Liz Claiborne, Inc.	75,531	358,017

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*LKQ Corp.	32,049	$633,929
#*LodgeNet Interactive Corp.	5,000	18,000
Lowe’s Cos., Inc.	101,605	2,107,288
*Luby’s, Inc.	26,961	140,197
#*Lumber Liquidators Holdings, Inc.	5,300	131,546
*M/I Homes, Inc.	21,500	226,825
Mac-Gray Corp.	11,708	126,798
Macy’s, Inc.	120,764	2,252,249
*Maidenform Brands, Inc.	20,336	504,943
Marcus Corp.	18,935	231,007
*Marine Products Corp.	25,499	155,289
*MarineMax, Inc.	20,136	153,034
#*Martha Stewart Living Omnimedia, Inc.	22,705	114,660
Mattel, Inc.	14,400	304,704
#Matthews International Corp. Class A	5,933	214,241
*MAXXAM, Inc.	1	810
#*McClatchy Co. (The)	54,400	190,400
*McCormick & Schmick’s Seafood Restaurants, Inc.	11,670	92,310
McDonald’s Corp.	13,800	962,274
#MDC Holdings, Inc.	27,700	806,624
#*Media General, Inc.	18,300	189,039
*Mediacom Communications Corp.	15,094	110,790
#Men’s Wearhouse, Inc. (The)	41,107	799,942
Meredith Corp.	10,334	328,104
*Meritage Homes Corp.	25,680	451,454
#*MGM Resorts International	197,394	2,143,699
*Midas, Inc.	4,649	40,911
*Modine Manufacturing Co.	42,300	429,345
*Mohawk Industries, Inc.	45,490	2,225,826
*Monarch Casino & Resort, Inc.	14,718	156,747
#Monro Muffler Brake, Inc.	13,808	566,680
*Morgans Hotel Group Co.	20,664	153,120
#*Morningstar, Inc.	3,172	142,772
*Morton’s Restaurant Group, Inc.	10,592	51,795
*Motorcar Parts of America, Inc.	8,192	54,723
*Movado Group, Inc.	19,263	218,828
*MTR Gaming Group, Inc.	23,289	50,304
*Multimedia Games, Inc.	19,081	80,140
*Nathan’s Famous, Inc.	3,625	57,166
National CineMedia, Inc.	10,824	194,183
National Presto Industries, Inc.	3,212	327,592
*Nautilus, Inc.	13,364	26,461
*Navarre Corp.	17,776	44,973
#*Netflix, Inc.	12,300	1,261,365
*Nevada Gold & Casinos, Inc.	1,000	990
*New Frontier Media, Inc.	11,506	18,755
*New York & Co., Inc.	53,080	118,368
*New York Times Co. Class A (The)	52,679	460,414
#Newell Rubbermaid, Inc.	18,588	288,114
News Corp. Class A	170,658	2,227,087
News Corp. Class B	101,600	1,502,664
#*Nexstar Broadcasting Group, Inc.	200	1,080
NIKE, Inc. Class B	1,200	88,368
*Nobel Learning Communities, Inc.	6,421	45,011
*Nobility Homes, Inc.	1,979	17,811
Nordstrom, Inc.	3,500	119,000
#Nutri/System, Inc.	6,853	134,045
#*NVR, Inc.	1,000	626,500
*O’Charley’s, Inc.	18,200	126,854
*Office Depot, Inc.	207,085	894,607
*OfficeMax, Inc.	31,000	442,990

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Omnicom Group, Inc.	3,776	$140,694
*Orbitz Worldwide, Inc.	9,800	44,198
#*O’Reilly Automotive, Inc.	26,013	1,281,921
#*Orient-Express Hotels, Ltd.	58,345	531,523
*Orleans Homebuilders, Inc.	11,153	1,227
*Outdoor Channel Holdings, Inc.	24,237	137,666
#*Overstock.com, Inc.	6,772	133,882
Oxford Industries, Inc.	13,900	311,360
*P & F Industries, Inc. Class A	1,046	2,275
#P.F. Chang’s China Bistro, Inc.	8,939	370,075
*Pacific Sunwear of California, Inc.	59,200	239,168
*Palm Harbor Homes, Inc.	17,003	38,257
*Panera Bread Co.	6,000	469,260
*Papa John’s International, Inc.	6,187	156,717
#*Peet’s Coffee & Tea, Inc.	9,514	386,554
*Penn National Gaming, Inc.	19,659	538,460
#*Penske Automotive Group, Inc.	54,830	767,620
Pep Boys - Manny, Moe & Jack (The)	49,824	478,310
*Perry Ellis International, Inc.	15,409	345,008
#PetMed Express, Inc.	14,800	236,060
PetSmart, Inc.	14,736	457,553
Phillips-Van Heusen Corp.	17,250	895,102
*Phoenix Footwear Group, Inc.	3,900	1,519
*Pier 1 Imports, Inc.	68,065	475,774
*Pinnacle Entertainment, Inc.	39,000	423,150
*Playboy Enterprises, Inc. Class A	1,600	8,712
*Playboy Enterprises, Inc. Class B	21,800	117,938
*Point.360	2,600	4,264
Polaris Industries, Inc.	32,000	1,910,400
Polo Ralph Lauren Corp.	2,300	181,723
#Pool Corp.	6,469	143,159
#*Pre-Paid Legal Services, Inc.	2,600	127,556
#*Priceline.com, Inc.	1,900	426,360
Primedia, Inc.	46,058	139,095
*Princeton Review, Inc.	17,667	43,991
*Pulte Group, Inc.	96,956	851,274
*Q.E.P. Co., Inc.	1,500	19,545
*Quiksilver, Inc.	50,274	224,725
#*Radio One, Inc.	35,315	38,846
#RadioShack Corp.	6,200	133,548
#*Raser Technologies, Inc.	12,700	5,094
*RC2 Corp.	19,662	325,406
*RCN Corp.	24,595	367,449
*Reading International, Inc. Class A	11,759	53,621
*Red Lion Hotels Corp.	1,000	7,450
#*Red Robin Gourmet Burgers, Inc.	16,700	356,378
Regal Entertainment Group	10,000	133,500
#Regis Corp.	48,262	735,030
#*Rent-A-Center, Inc.	41,906	921,513
#*Rentrak Corp.	5,202	134,680
*Retail Ventures, Inc.	44,020	426,554
*REX American Resources Corp.	14,600	234,330
RG Barry Corp.	18,234	216,073
*Rick’s Cabaret International, Inc.	7,469	57,437
*Rockford Corp.	3,495	3,670
*Rocky Brands, Inc.	5,900	47,023
#Ross Stores, Inc.	5,908	311,115
#*Royal Caribbean Cruises, Ltd.	98,862	2,853,157
*Rubio’s Restaurants, Inc.	7,152	61,936
#*Ruby Tuesday, Inc.	58,277	595,591
*Ruth’s Hospitality Group, Inc.	20,443	82,590

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#Ryland Group, Inc. (The)	42,610	$695,395
#*Saks, Inc.	127,300	1,045,133
*Salem Communications Corp.	13,228	45,107
#*Sally Beauty Holdings, Inc.	16,838	159,287
Scholastic Corp.	25,476	645,307
*Scientific Games Corp.	2,900	30,711
Scripps Networks Interactive, Inc.	5,300	225,939
*Sealy Corp.	30,900	84,666
#*Sears Holdings Corp.	40,481	2,874,151
#*Select Comfort Corp.	14,500	113,100
Service Corp. International	268,060	2,283,871
#Sherwin-Williams Co.	4,900	338,835
*Shiloh Industries, Inc.	12,192	118,019
*Shoe Carnival, Inc.	12,351	259,989
*Shuffle Master, Inc.	49,179	432,283
*Shutterfly, Inc.	21,320	534,706
*Signet Jewelers, Ltd. ADR	20,749	617,698
*Silverleaf Resorts, Inc.	8,070	7,828
*Sinclair Broadcast Group, Inc. Class A	41,600	251,264
*Skechers U.S.A., Inc. Class A	36,903	1,368,732
Skyline Corp.	8,700	174,696
*Smith & Wesson Holding Corp.	15,200	58,520
Snap-On, Inc.	25,128	1,122,468
Sonesta International Hotels Corp. Class A	1,000	13,895
#*Sonic Automotive, Inc.	43,000	425,270
*Sonic Corp.	13,343	117,418
Sotheby’s Class A	30,170	818,512
Spartan Motors, Inc.	28,969	124,277
Speedway Motorsports, Inc.	47,584	652,852
*Sport Chalet, Inc. Class A	5,273	11,706
Sport Supply Group, Inc.	10,088	136,592
Stage Stores, Inc.	34,037	374,407
Standard Motor Products, Inc.	18,030	176,694
*Standard Pacific Corp.	91,149	364,596
*Stanley Black & Decker, Inc.	10,207	592,210
*Stanley Furniture, Inc.	8,465	32,421
Staples, Inc.	12,719	258,577
#Starwood Hotels & Resorts Worldwide, Inc.	8,600	416,670
*Stein Mart, Inc.	19,920	153,782
*Steiner Leisure, Ltd.	1,733	73,670
*Steinway Musical Instruments, Inc.	9,777	190,456
*Steven Madden, Ltd.	18,088	698,739
#Stewart Enterprises, Inc.	74,643	400,833
*Stoneridge, Inc.	19,624	210,173
*Strattec Security Corp.	4,591	95,631
Strayer Education, Inc.	1,326	317,444
#Sturm Ruger & Co., Inc.	16,895	236,530
Superior Industries International, Inc.	23,400	336,726
*Syms Corp.	7,444	55,607
#Systemax, Inc.	28,957	473,737
*Talbots, Inc.	35,398	406,723
*Tandy Brands Accessories, Inc.	1,096	4,055
Tandy Leather Factory, Inc.	5,853	25,168
#Target Corp.	24,714	1,268,322
*Tempur-Pedic International, Inc.	14,042	430,668
#*Tenneco, Inc.	17,900	494,040
#*Texas Roadhouse, Inc.	54,800	738,704
Thor Industries, Inc.	11,779	327,927
Tiffany & Co.	7,800	328,146
*Timberland Co. Class A	40,812	719,107
Time Warner Cable, Inc.	58,725	3,357,308

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Time Warner, Inc.	198,927	$6,258,243
TJX Cos., Inc. (The)	11,000	456,720
*Toll Brothers, Inc.	39,000	677,040
*Town Sports International Holdings, Inc.	11,460	33,119
#Tractor Supply Co.	10,000	695,100
*True Religion Apparel, Inc.	5,300	130,274
*TRW Automotive Holdings Corp.	67,909	2,382,927
#*Tuesday Morning Corp.	44,074	192,163
Tupperware Corp.	6,200	244,218
*Ulta Salon Cosmetics & Fragrance, Inc.	13,373	337,802
#*Under Armour, Inc. Class A	2,833	106,407
*Unifi, Inc.	54,765	214,679
*Universal Electronics, Inc.	12,010	210,896
*Universal Technical Institute, Inc.	11,850	241,384
#*Urban Outfitters, Inc.	5,900	189,744
*US Auto Parts Network, Inc.	21,004	140,727
V.F. Corp.	6,544	519,136
#*Vail Resorts, Inc.	27,916	1,057,458
*Valassis Communications, Inc.	9,276	320,671
Value Line, Inc.	1,841	25,590
*Valuevision Media, Inc.	24,067	44,043
#*VCG Holding Corp.	815	1,630
#Viacom, Inc. Class A	1,729	64,647
Viacom, Inc. Class B	18,500	611,240
#*Volcom, Inc.	21,744	353,775
*WABCO Holdings, Inc.	8,200	317,176
*Walking Co. Holdings, Inc. (The)	3,900	6,142
Walt Disney Co. (The)	122,729	4,134,740
*Warnaco Group, Inc.	13,900	580,603
*Warner Music Group Corp.	31,432	147,416
Washington Post Co.	2,072	871,255
#Weight Watchers International, Inc.	5,500	150,645
*Wells-Gardner Electronics Corp.	4,403	9,246
Wendy’s/Arby’s Group, Inc.	336,886	1,468,823
*West Marine, Inc.	19,543	202,856
*Westwood One, Inc.	1,871	13,097
*Wet Seal, Inc. (The)	76,735	259,364
Weyco Group, Inc.	6,617	167,410
#Whirlpool Corp.	22,057	1,837,348
Wiley (John) & Sons, Inc. Class A	5,984	235,650
Wiley (John) & Sons, Inc. Class B	854	33,716
*Williams Controls, Inc.	1,601	12,792
#Williams-Sonoma, Inc.	36,006	961,720
Winmark Corp.	611	20,438
#*Winnebago Industries, Inc.	18,841	196,888
*WMS Industries, Inc.	9,900	381,249
#Wolverine World Wide, Inc.	18,419	526,599
#World Wrestling Entertainment, Inc.	8,500	136,340
Wyndham Worldwide Corp.	139,138	3,552,193
Wynn Resorts, Ltd.	7,200	631,296
*Zale Corp.	33,500	58,960
*Zumiez, Inc.	28,926	529,346

Total Consumer Discretionary		226,750,809

Consumer Staples — (4.1%)
#Alberto-Culver Co.	24,500	717,115
Alico, Inc.	4,295	104,626
*Alliance One International, Inc.	87,960	331,609
Altria Group, Inc.	46,200	1,023,792
Andersons, Inc. (The)	14,414	495,409
#Archer-Daniels-Midland Co.	37,172	1,017,026

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Arden Group, Inc. Class A	1,100	$101,684
B&G Foods, Inc.	41,320	473,940
*BJ’s Wholesale Club, Inc.	9,893	450,626
*Boston Beer Co., Inc. Class A	3,300	228,888
Bridgford Foods Corp.	3,127	45,560
Brown-Forman Corp. Class A	1,083	69,431
#Brown-Forman Corp. Class B	3,250	205,432
#Bunge, Ltd.	18,435	915,298
*Cagle’s, Inc. Class A	242	1,822
#Calavo Growers, Inc.	8,358	176,521
#Cal-Maine Foods, Inc.	11,500	363,285
Casey’s General Stores, Inc.	17,400	665,550
CCA Industries, Inc.	3,200	16,800
*Central European Distribution Corp.	28,168	734,340
*Central Garden & Pet Co.	21,139	220,057
*Central Garden & Pet Co. Class A	33,964	343,376
#*Chiquita Brands International, Inc.	69,280	1,017,030
#Church & Dwight Co., Inc.	6,800	450,636
Coca-Cola Bottling Co.	5,238	270,281
Coca-Cola Enterprises, Inc.	33,760	968,912
*Coffee Holding Co., Inc.	1,900	9,234
ConAgra, Inc.	21,650	508,342
*Constellation Brands, Inc. Class A	85,291	1,455,064
*Constellation Brands, Inc. Class B	1,100	18,700
Corn Products International, Inc.	35,860	1,195,572
Costco Wholesale Corp.	15,189	861,368
*Craft Brewers Alliance, Inc.	12,329	59,056
CVS Caremark Corp.	121,906	3,741,295
*Darling International, Inc.	37,547	306,384
*Dean Foods Co.	10,500	120,330
Del Monte Foods Co.	191,614	2,659,602
#Diamond Foods, Inc.	9,889	440,456
Dr Pepper Snapple Group, Inc.	5,962	223,873
*Elizabeth Arden, Inc.	23,613	366,710
*Energizer Holdings, Inc.	5,598	344,389
Farmer Brothers Co.	14,931	252,035
#Flowers Foods, Inc.	20,051	485,836
*Fresh Del Monte Produce, Inc.	39,842	830,307
General Mills, Inc.	18,600	636,120
Golden Enterprises, Inc.	3,765	12,236
#*Great Atlantic & Pacific Tea Co.	23,439	81,099
#*Green Mountain Coffee, Inc.	15,900	489,561
Griffin Land & Nurseries, Inc. Class A	3,776	113,846
#*Hain Celestial Group, Inc.	44,460	936,328
*Hansen Natural Corp.	1,200	50,268
*Harbinger Group, Inc.	9,082	58,125
Herbalife, Ltd.	4,400	218,416
#Hormel Foods Corp.	9,064	389,027
#*HQ Sustainable Maritime Industries, Inc.	10,992	46,716
*IGI Labratories, Inc.	1,128	1,416
Imperial Sugar Co.	10,156	121,872
Ingles Markets, Inc.	12,373	201,185
Inter Parfums, Inc.	27,026	471,604
J & J Snack Foods Corp.	13,292	554,409
J.M. Smucker Co.	18,614	1,143,458
*John B. Sanfilippo & Son, Inc.	6,307	88,550
*Katy Industries, Inc.	1,000	1,740
Kraft Foods, Inc.	126,206	3,686,477
Kroger Co. (The)	13,769	291,627
#Lancaster Colony Corp.	6,918	359,183
Lance, Inc.	13,429	283,755

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
#*Lifeway Foods, Inc.	4,096	$42,926
*Mannatech, Inc.	25,694	69,888
McCormick & Co., Inc. Non-Voting	5,600	220,248
McCormick & Co., Inc. Voting	553	21,650
#*Medifast, Inc.	8,480	256,435
*MGP Ingredients, Inc.	13,780	104,452
Molson Coors Brewing Co.	23,571	1,060,931
Molson Coors Brewing Co. Class A	400	17,402
Nash-Finch Co.	11,548	454,067
National Beverage Corp.	27,390	389,486
*Natural Alternatives International, Inc.	4,637	33,711
Nu Skin Enterprises, Inc. Class A	10,876	309,748
*Nutraceutical International Corp.	11,692	184,149
Oil-Dri Corp. of America	6,773	148,193
*Omega Protein Corp.	13,400	69,680
*Orchids Paper Products Co.	2,200	31,790
*Overhill Farms, Inc.	12,155	63,206
*Pantry, Inc.	17,478	314,604
*Parlux Fragrances, Inc.	16,718	37,950
*PC Group, Inc.	4,397	813
PepsiCo, Inc.	15,495	1,005,780
Philip Morris International, Inc.	36,900	1,883,376
*Physicians Formula Holdings, Inc.	8,645	30,474
*Prestige Brands Holdings, Inc.	65,760	540,547
PriceSmart, Inc.	15,122	423,416
Procter & Gamble Co. (The)	87,283	5,338,228
*Ralcorp Holdings, Inc.	11,645	680,068
*Reddy Ice Holdings, Inc.	7,000	24,500
Reliv’ International, Inc.	4,060	9,419
*Revlon, Inc.	13,564	170,093
Reynolds American, Inc.	11,000	636,020
Rocky Mountain Chocolate Factory, Inc.	5,450	51,666
#Ruddick Corp.	29,450	1,044,002
Safeway, Inc.	29,432	604,533
#Sanderson Farms, Inc.	11,768	550,154
Sara Lee Corp.	44,300	655,197
Schiff Nutrition International, Inc.	9,448	76,056
*Seneca Foods Corp.	7,532	230,329
*Seneca Foods Corp. Class B	1,158	35,910
*Smart Balance, Inc.	60,982	232,951
*Smithfield Foods, Inc.	140,714	2,005,174
Spartan Stores, Inc.	19,865	285,261
*Spectrum Brands Holdings, Inc.	678	19,662
#*Star Scientific, Inc.	6,056	12,960
Stephan Co. (The)	1,500	4,425
SUPERVALU, Inc.	91,419	1,031,206
*Susser Holdings Corp.	11,846	142,270
Tasty Baking Co.	9,339	61,918
*Tofutti Brands, Inc.	799	2,557
#Tootsie Roll Industries, Inc.	20,334	513,027
#*TreeHouse Foods, Inc.	26,530	1,265,216
Tyson Foods, Inc. Class A	139,001	2,433,908
*United Natural Foods, Inc.	22,464	757,711
United-Guardian, Inc.	1,200	13,494
#Universal Corp.	24,000	1,064,400
*USANA Health Sciences, Inc.	4,673	195,799
#Vector Group, Ltd.	12,622	239,187
Village Super Market, Inc.	2,270	62,062
Walgreen Co.	20,777	593,183
#Wal-Mart Stores, Inc.	48,878	2,502,065
WD-40 Co.	7,236	263,101

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Weis Markets, Inc.	23,294	$835,090
#*Whole Foods Market, Inc.	6,069	230,440
*Winn-Dixie Stores, Inc.	59,401	582,724

Total Consumer Staples		68,695,505

Energy — (7.9%)
#*Abraxas Petroleum Corp.	18,724	55,236
Adams Resources & Energy, Inc.	3,393	71,253
#*Allis-Chalmers Energy, Inc.	54,600	142,506
#Alon USA Energy, Inc.	36,497	251,464
*Alpha Natural Resources, Inc.	19,528	748,508
#*American Oil & Gas, Inc.	24,069	176,185
Anadarko Petroleum Corp.	62,467	3,070,878
Apache Corp.	25,800	2,465,964
*Approach Resources, Inc.	11,295	76,128
Arch Coal, Inc.	18,267	432,745
*Atlas Energy, Inc.	28,794	852,014
#*ATP Oil & Gas Corp.	41,600	439,296
*Atwood Oceanics, Inc.	8,204	223,149
#Baker Hughes, Inc.	26,239	1,266,557
*Barnwell Industries, Inc.	3,656	10,420
*Basic Energy Services, Inc.	29,589	277,249
#Berry Petroleum Corp. Class A	33,301	993,036
*Bill Barrett Corp.	28,894	1,022,270
*BioFuel Energy Corp.	9,998	15,297
*Bolt Technology Corp.	7,066	66,844
#*BPZ Resources, Inc.	7,000	31,710
*Brigham Exploration Co.	35,362	610,348
*Bristow Group, Inc.	30,563	1,021,721
*Bronco Drilling Co., Inc.	23,115	87,837
#Cabot Oil & Gas Corp.	11,100	338,217
*Cal Dive International, Inc.	80,176	474,642
*Callon Petroleum Co.	8,287	47,816
*Cameron International Corp.	17,238	682,452
#*Cano Petroleum, Inc.	1,600	1,024
CARBO Ceramics, Inc.	12,100	970,420
*Carrizo Oil & Gas, Inc.	8,700	170,607
#*Cheniere Energy, Inc.	22,270	63,692
#Chesapeake Energy Corp.	58,015	1,220,055
Chevron Corp.	84,911	6,471,067
Cimarex Energy Co.	35,546	2,448,053
*Clayton Williams Energy, Inc.	10,200	454,002
#*Clean Energy Fuels Corp.	336	6,344
*Complete Production Services, Inc.	67,541	1,300,164
*Comstock Resources, Inc.	12,200	308,782
#*Concho Resources, Inc.	11,600	695,768
ConocoPhillips	197,546	10,908,490
Consol Energy, Inc.	800	29,984
*Contango Oil & Gas Co.	12,750	558,960
*Continental Resources, Inc.	487	22,173
*CREDO Petroleum Corp.	7,803	59,771
*Crosstex Energy, Inc.	49,305	381,621
*CVR Energy, Inc.	53,284	431,600
*Dawson Geophysical Co.	6,669	155,454
Delek US Holdings, Inc.	54,500	408,750
#*Delta Petroleum Corp.	13,018	10,610
#*Denbury Resources, Inc.	135,020	2,138,717
Devon Energy Corp.	28,826	1,801,337
DHT Holdings, Inc.	6,488	27,250
#Diamond Offshore Drilling, Inc.	3,300	196,317
*Double Eagle Petroleum Co.	7,874	33,464

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Dresser-Rand Group, Inc.	11,100	$413,031
*Dril-Quip, Inc.	7,700	402,556
*Energy Partners, Ltd.	16,611	212,455
*ENGlobal Corp.	20,650	46,050
EOG Resources, Inc.	15,703	1,531,042
*Evolution Petroleum Corp.	14,588	82,422
EXCO Resources, Inc.	27,348	396,819
#*Exterran Holdings, Inc.	55,272	1,474,104
Exxon Mobil Corp.	142,696	8,516,097
*FieldPoint Petroleum Corp.	1,100	3,333
#*FMC Technologies, Inc.	1,600	101,248
#*Forest Oil Corp.	41,430	1,184,484
Frontier Oil Corp.	54,600	671,034
*FX Energy, Inc.	19,566	68,872
General Maritime Corp.	40,974	229,045
*Geokinetics, Inc.	7,931	34,976
#*GeoResources, Inc.	17,862	264,893
*Global Industries, Ltd.	68,361	324,031
#*GMX Resources, Inc.	7,500	46,425
*Goodrich Petroleum Corp.	5,200	64,688
*Green Plains Renewable Energy, Inc.	20,424	189,126
Gulf Island Fabrication, Inc.	12,723	228,505
*Gulfmark Offshore, Inc.	20,300	597,632
*Gulfport Energy Corp.	25,213	329,282
#*Harvest Natural Resources, Inc.	50,500	419,150
*Helix Energy Solutions Group, Inc.	86,796	815,014
#Helmerich & Payne, Inc.	22,700	920,031
*Hercules Offshore, Inc.	61,300	155,702
Hess Corp.	25,084	1,344,252
*HKN, Inc.	5,921	18,177
#Holly Corp.	26,117	698,107
#*Hornbeck Offshore Services, Inc.	20,200	339,966
#Houston American Energy Corp.	2,479	26,600
#*Infinity, Inc.	6,600	8,118
#*International Coal Group, Inc.	133,000	598,500
*ION Geophysical Corp.	101,128	443,952
*James River Coal Co.	7,400	129,574
*Key Energy Services, Inc.	95,858	925,988
#*Kodiak Oil & Gas Corp.	2,900	9,715
Lufkin Industries, Inc.	22,062	906,969
Marathon Oil Corp.	94,908	3,174,673
#*Mariner Energy, Inc.	63,471	1,516,322
Massey Energy Co.	25,363	775,601
*Matrix Service Co.	23,374	226,494
*McMoran Exploration Co.	2,419	25,182
*Mitcham Industries, Inc.	10,465	76,918
Murphy Oil Corp.	13,000	711,750
*Nabors Industries, Ltd.	128,549	2,366,587
National-Oilwell, Inc.	51,930	2,033,579
*Natural Gas Services Group, Inc.	13,910	230,210
*New Concept Energy, Inc.	228	641
*Newfield Exploration Co.	15,700	839,322
*Newpark Resources, Inc.	86,694	692,685
Noble Energy, Inc.	12,000	804,720
#*Northern Oil & Gas, Inc.	8,020	117,734
Occidental Petroleum Corp.	26,000	2,026,180
*Oceaneering International, Inc.	3,600	178,128
#*Oil States International, Inc.	33,148	1,522,819
*OMNI Energy Services Corp.	300	807
#Overseas Shipholding Group, Inc.	29,609	1,161,561
*OYO Geospace Corp.	4,609	246,674

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
Panhandle Oil & Gas, Inc.	7,429	$222,053
*Parker Drilling Co.	105,692	441,793
#*Patriot Coal Corp.	56,236	678,206
Patterson-UTI Energy, Inc.	121,449	1,995,407
Peabody Energy Corp.	6,800	307,020
Penn Virginia Corp.	36,651	696,369
*Petrohawk Energy Corp.	47,240	744,975
*Petroleum Development Corp.	22,819	664,946
#*PetroQuest Energy, Inc.	55,200	366,528
*PHI, Inc. Non-Voting	11,103	176,427
*PHI, Inc. Voting	800	13,512
*Pioneer Drilling Co.	46,600	308,492
#Pioneer Natural Resources Co.	54,700	3,168,224
*Plains Exploration & Production Co.	65,051	1,466,900
*Pride International, Inc.	72,992	1,736,480
*Pyramid Oil Co.	850	3,850
*QEP Resources, Inc.	9,200	316,664
*Quicksilver Resources, Inc.	18,305	230,460
#Range Resources Corp.	10,900	404,608
#*Rex Energy Corp.	29,489	312,583
*Rosetta Resources, Inc.	45,496	1,004,097
*Rowan Cos., Inc.	93,148	2,352,918
#*Royale Energy, Inc.	3,000	6,270
#RPC, Inc.	50,750	846,510
#*SandRidge Energy, Inc.	49,834	294,021
*SEACOR Holdings, Inc.	19,732	1,634,204
*Seahawk Drilling, Inc.	4,870	48,359
SM Energy Co.	31,532	1,306,055
Smith International, Inc.	26,615	1,103,990
Southern Union Co.	12,700	286,639
*Southwestern Energy Co.	7,400	269,730
#Spectra Energy Corp.	4,800	99,792
*Stone Energy Corp.	37,356	439,307
*SulphCo, Inc.	2,492	603
Sunoco, Inc.	64,540	2,302,142
*Superior Energy Services, Inc.	42,705	973,247
#*Superior Well Services, Inc.	25,890	480,777
*Swift Energy Corp.	31,670	821,203
*Syntroleum Corp.	2,427	4,684
*T-3 Energy Services, Inc.	12,100	306,856
Teekay Corp.	21,880	604,326
#Tesoro Petroleum Corp.	113,640	1,467,092
*Tetra Technologies, Inc.	61,497	640,799
*TGC Industries, Inc.	17,086	58,092
Tidewater, Inc.	38,935	1,595,556
*Toreador Resources Corp.	11,814	87,069
#*Trico Marine Services, Inc.	16,502	12,872
#*Tri-Valley Corp.	5,446	4,956
*Union Drilling, Inc.	20,003	118,618
*Unit Corp.	37,473	1,532,646
#*Uranium Energy Corp.	7,998	22,154
#*USEC, Inc.	117,103	647,580
VAALCO Energy, Inc.	42,608	254,370
Valero Energy Corp.	72,279	1,228,020
#*Venoco, Inc.	3,114	58,605
#*Verenium Corp.	1,741	4,335
#*Voyager Oil & Gas, Inc.	4,665	17,260
#W&T Offshore, Inc.	39,300	361,953
*Warren Resources, Inc.	59,040	185,386
#*Western Refining, Inc.	45,764	242,549
*Westmoreland Coal Co.	2,720	23,120

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Whiting Petroleum Corp.	20,375	$1,793,204
*Willbros Group, Inc.	33,600	307,440
#World Fuel Services Corp.	23,040	600,192

Total Energy		131,831,865

Financials — (21.6%)
*1st Constitution Bancorp	2,176	17,190
1st Source Corp.	21,020	386,558
*1st United Bancorp, Inc.	14,093	104,852
21st Century Holding Co.	6,300	24,066
Abington Bancorp, Inc.	28,638	273,207
Access National Corp.	6,073	35,952
Advance America Cash Advance Centers, Inc.	56,198	221,420
*Affiliated Managers Group, Inc.	1,865	132,098
*Affirmative Insurance Holdings, Inc.	8,781	34,334
Aflac, Inc.	14,759	725,995
*Allegheny Corp.	6,736	2,022,282
Alliance Bancorp, Inc. of Pennsylvania	3,299	27,547
Alliance Financial Corp.	2,074	61,888
Allied World Assurance Co. Holdings, Ltd.	41,779	2,081,430
Allstate Corp. (The)	86,740	2,449,538
Alterra Capital Holdings, Ltd.	19,535	378,002
*Altisource Portfolio Solutions SA	15,983	453,438
*Amcore Financial, Inc.	18,053	217
#*American Capital, Ltd.	265,964	1,380,353
American Equity Investment Life Holding Co.	54,900	592,920
American Express Co.	15,630	697,723
American Financial Group, Inc.	129,237	3,808,614
*American Independence Corp.	2,850	14,250
American National Bankshares, Inc.	4,568	100,953
American National Insurance Co.	21,779	1,704,860
American Physicians Capital, Inc.	7,598	311,138
*American River Bankshares	4,439	31,650
*American Safety Insurance Holdings, Ltd.	8,873	146,404
#*American Spectrum Realty, Inc.	400	4,804
*AmericanWest Bancorporation	8,355	2,089
#*AmeriCredit Corp.	76,166	1,836,362
Ameriprise Financial, Inc.	52,679	2,233,063
*Ameris Bancorp	17,437	171,580
*AMERISAFE, Inc.	18,400	330,464
*AmeriServe Financial, Inc.	16,785	31,724
AmTrust Financial Services, Inc.	45,962	589,692
#*Anchor Bancorp Wisconsin, Inc.	6,102	4,461
#*Ante5, Inc.	4,665	1,190
AON Corp.	15,000	565,050
*Arch Capital Group, Ltd.	14,686	1,149,326
Argo Group International Holdings, Ltd.	27,577	858,748
#Arrow Financial Corp.	9,048	228,191
Aspen Insurance Holdings, Ltd.	60,287	1,648,849
*Asset Acceptance Capital Corp.	26,584	119,362
#Associated Banc-Corp.	128,948	1,752,403
Assurant, Inc.	51,480	1,919,689
Assured Guaranty, Ltd.	39,838	625,457
Asta Funding, Inc.	10,995	99,505
#Astoria Financial Corp.	80,121	1,060,802
*Atlantic American Corp.	5,179	6,862
*Atlantic Coast Federal Corp.	5,334	11,255
Auburn National Bancorporation, Inc.	885	16,417
*Avatar Holdings, Inc.	10,090	201,901
Axis Capital Holdings, Ltd.	60,903	1,898,347
*B of I Holding, Inc.	7,919	123,695

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Baldwin & Lyons, Inc.	800	$18,012
Baldwin & Lyons, Inc. Class B	9,677	216,184
BancFirst Corp.	12,219	503,178
Bancorp Rhode Island, Inc.	2,947	86,023
*Bancorp, Inc.	20,816	157,161
#BancorpSouth, Inc.	34,466	505,272
#*BancTrust Financial Group, Inc.	12,317	37,936
Bank Mutual Corp.	46,438	273,055
Bank of America Corp.	1,228,804	17,252,408
Bank of Commerce Holdings	4,452	19,366
*Bank of Florida Corp.	7,291	510
*Bank of Granite Corp.	1,987	2,027
#Bank of Hawaii Corp.	6,734	335,421
Bank of Kentucky Financial Corp.	920	17,057
Bank of New York Mellon Corp. (The)	140,071	3,511,580
#Bank of the Ozarks, Inc.	14,210	532,164
#*BankAtlantic Bancorp, Inc.	30,620	49,298
BankFinancial Corp.	26,672	236,847
Banner Corp.	15,519	36,470
Bar Harbor Bankshares	2,177	58,344
BB&T Corp.	85,950	2,134,138
BCB Bancorp, Inc.	6,115	50,754
*BCSB Bancorp, Inc.	1,226	11,647
*Beach First National Bancshares, Inc.	900	—
Beacon Federal Bancorp, Inc.	3,387	31,245
*Beneficial Mutual Bancorp, Inc.	41,977	423,548
*Berkshire Bancorp, Inc.	2,025	9,740
Berkshire Hills Bancorp, Inc.	12,137	245,046
BGC Partners, Inc. Class A	18,265	98,996
BlackRock, Inc.	3,100	488,219
*BNCCORP, Inc.	700	1,575
BOK Financial Corp.	12,011	585,056
Boston Private Financial Holdings, Inc.	62,536	413,363
Bridge Bancorp, Inc.	2,694	70,367
*Bridge Capital Holdings	4,114	38,260
Brookline Bancorp, Inc.	59,035	571,459
Brooklyn Federal Bancorp, Inc.	6,039	25,183
Brown & Brown, Inc.	45,700	914,914
Bryn Mawr Bank Corp.	7,296	135,706
C&F Financial Corp.	1,509	29,426
*Cadence Financial Corp.	8,374	13,231
Calamos Asset Management, Inc.	13,904	144,602
California First National Bancorp	5,536	73,573
*Camco Financial Corp.	3,400	7,140
Camden National Corp.	6,538	204,312
*Cape Bancorp, Inc.	3,309	25,016
Capital Bank Corp.	2,758	6,895
#Capital City Bank Group, Inc.	15,070	208,418
Capital One Financial Corp.	60,269	2,551,187
Capital Properties, Inc.	154	1,163
•Capital Properties, Inc. Class B	154	—
Capital Southwest Corp.	3,200	284,224
CapitalSource, Inc.	242,296	1,303,552
#*Capitol Bancorp, Ltd.	17,260	23,646
#Capitol Federal Financial	7,312	229,816
Cardinal Financial Corp.	29,059	296,983
*Cardtronics, Inc.	8,857	114,698
*Carolina Bank Holdings, Inc.	1,000	3,350
Carrollton Bancorp	627	3,383
Carver Bancorp, Inc.	500	3,250
#*Cascade Financial Corp.	5,500	2,036

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#Cash America International, Inc.	23,100	$773,850
#Cathay General Bancorp	49,282	579,556
*CB Richard Ellis Group, Inc.	2,800	47,600
Center Bancorp, Inc.	15,681	115,099
*Center Financial Corp.	31,470	162,700
CenterState Banks of Florida, Inc.	22,201	195,813
Central Bancorp, Inc.	300	3,900
*Central Jersey Bancorp	2,415	17,678
#*Central Pacific Financial Corp.	41,740	69,288
Central Virginia Bankshares, Inc.	1,374	2,116
*Centrue Financial Corp.	3,001	4,171
Century Bancorp, Inc. Class A	1,500	32,220
CFS Bancorp, Inc.	1,879	8,982
Charter Financial Corp.	243	2,515
Chemical Financial Corp.	22,157	497,425
*Chicopee Bancorp, Inc.	4,281	48,718
Chubb Corp.	45,208	2,379,297
#Cincinnati Financial Corp.	97,478	2,685,519
*CIT Group, Inc.	20,676	751,779
*Citigroup, Inc.	611,906	2,508,815
Citizens Community Bancorp, Inc.	3,663	14,029
*Citizens First Corp.	1,000	7,170
#Citizens Holding Co.	1,557	28,446
*Citizens Republic Bancorp, Inc.	9,559	8,643
Citizens South Banking Corp.	5,006	28,084
*Citizens, Inc.	44,892	299,879
#City Holding Co.	13,932	410,297
#City National Corp.	32,034	1,815,367
CKX Lands, Inc.	1,400	15,743
Clifton Savings Bancorp, Inc.	24,312	218,322
CME Group, Inc.	8,719	2,430,857
#*CNA Financial Corp.	129,608	3,636,800
*CNA Surety Corp.	60,376	1,041,486
CNB Financial Corp.	3,209	38,733
*CNO Financial Group, Inc.	220,023	1,181,524
CoBiz Financial, Inc.	28,736	181,324
Codorus Valley Bancorp, Inc.	1,838	15,311
Cohen & Steers, Inc.	4,500	100,350
*Colonial Financial Services, Inc.	1,345	13,316
#*Colony Bankcorp, Inc.	2,560	15,232
Columbia Banking System, Inc.	26,030	475,828
Comerica, Inc.	81,229	3,115,944
Comm Bancorp, Inc.	1,000	23,000
Commerce Bancshares, Inc.	14,532	568,928
Commercial National Financial Corp.	1,311	21,304
#*Commonwealth Bankshares, Inc.	5,988	9,401
#Community Bank System, Inc.	32,393	801,727
*Community Capital Corp.	3,097	11,056
Community Trust Bancorp, Inc.	14,018	385,215
*Community West Bancshares	1,100	2,904
*CompuCredit Holdings Corp.	34,054	172,654
Consolidated-Tokoma Land Co.	4,700	135,407
*Consumer Portfolio Services, Inc.	8,702	7,571
#*Cowen Group, Inc.	14,616	60,803
#*Cowlitz Bancorporation	55	94
*Crawford & Co. Class A	4,500	10,575
*Crawford & Co. Class B	7,307	24,917
#*Credit Acceptance Corp.	6,628	371,035
*Crescent Financial Corp.	4,750	13,062
Cullen Frost Bankers, Inc.	13,628	752,402
#CVB Financial Corp.	83,508	850,111

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Danvers Bancorp, Inc.	19,219	$315,192
Delphi Financial Group, Inc. Class A	45,687	1,185,578
Diamond Hill Investment Group, Inc.	900	52,299
Dime Community Bancshares, Inc.	31,095	407,344
Discover Financial Services	102,363	1,563,083
*Dollar Financial Corp.	20,280	397,691
Donegal Group, Inc. Class A	20,351	239,328
Donegal Group, Inc. Class B	3,662	58,354
#*Doral Financial Corp.	15,659	38,521
Duff & Phelps Corp.	1,100	11,924
East West Bancorp, Inc.	80,667	1,257,599
Eastern Insurance Holdings, Inc.	8,565	98,326
Eastern Virginia Bankshares, Inc.	2,937	11,689
Eaton Vance Corp.	1,900	56,924
ECB Bancorp, Inc.	1,070	15,494
*eHealth, Inc.	12,964	143,900
EMC Insurance Group, Inc.	12,118	270,958
Employers Holdings, Inc.	38,659	600,761
*Encore Bancshares, Inc.	7,086	66,325
*Encore Capital Group, Inc.	22,216	488,752
Endurance Specialty Holdings, Ltd.	60,188	2,322,655
*Enstar Group, Ltd.	6,555	476,745
Enterprise Bancorp, Inc.	4,610	51,402
Enterprise Financial Services Corp.	11,916	122,020
#Epoch Holding Corp.	1,818	22,634
#Erie Indemnity Co.	10,793	529,181
ESB Financial Corp.	9,740	137,626
ESSA Bancorp, Inc.	17,135	217,957
Evans Bancorp, Inc.	1,428	18,564
Evercore Partners, Inc. Class A	2,377	55,812
Everest Re Group, Ltd.	28,193	2,188,341
*EzCorp, Inc.	19,038	378,856
F.N.B. Corp.	78,305	671,074
Farmers Capital Bank Corp.	4,778	24,798
FBL Financial Group, Inc. Class A	26,096	592,118
Federal Agricultural Mortgage Corp.	6,229	93,061
Federal Agricultural Mortgage Corp. Class A	364	4,368
#Federated Investors, Inc.	3,300	70,026
Fidelity Bancorp, Inc.	517	2,735
Fidelity National Financial, Inc.	165,237	2,440,550
#*Fidelity Southern Corp.	7,951	51,838
Fifth Third Bancorp	207,041	2,631,491
Financial Institutions, Inc.	10,153	192,602
*First Acceptance Corp.	27,407	47,140
First Advantage Bancorp	2,750	29,040
First American Financial Corp.	48,960	722,160
#*First Bancorp (318672102)	3,300	1,864
First Bancorp (318910106)	14,941	249,365
First Bancorp of Indiana, Inc.	200	1,781
First Bancorp, Inc.	5,250	73,500
*First Bancshares, Inc.	700	5,890
First Busey Corp.	33,557	154,027
First Business Financial Services, Inc.	1,805	17,057
*First California Financial Group, Inc.	3,299	9,237
*First Cash Financial Services, Inc.	10,205	244,716
First Citizens BancShares, Inc.	4,794	906,114
First Commonwealth Financial Corp.	73,700	390,610
First Community Bancshares, Inc.	16,040	235,948
First Defiance Financial Corp.	7,359	73,443
#First Federal Bancshares of Arkansas, Inc.	6,531	12,082
*First Federal of Northern Michigan Bancorp, Inc.	800	1,808

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
First Financial Bancorp	44,198	$702,748
First Financial Bankshares, Inc.	11,500	563,730
First Financial Corp.	11,844	336,014
First Financial Holdings, Inc.	13,379	168,308
First Financial Northwest, Inc.	12,698	57,903
First Financial Service Corp.	1,670	11,106
#*First Horizon National Corp.	147,160	1,687,925
#First M&F Corp.	4,726	18,668
*First Marblehead Corp. (The)	12,669	34,080
*First Mariner Bancorp, Inc.	1,155	993
First Merchants Corp.	20,315	176,334
First Mercury Financial Corp.	20,455	234,414
First Midwest Bancorp, Inc.	54,566	686,440
First Niagara Financial Group, Inc.	145,383	1,949,586
First Pactrust Bancorp, Inc.	2,422	23,300
First Place Financial Corp.	19,510	70,821
First Security Group, Inc.	10,394	20,268
First South Bancorp, Inc.	7,552	89,416
First United Corp.	3,697	14,566
First West Virginia Bancorp, Inc.	317	4,600
Firstbank Corp.	3,247	15,912
*FirstCity Financial Corp.	6,800	49,300
FirstMerit Corp.	44,515	877,391
*Flagstar Bancorp, Inc.	1,720	5,521
Flagstone Reinsurance Holdings SA	61,174	675,361
Flushing Financial Corp.	27,521	343,187
#*FNB United Corp.	5,050	2,525
#*Forest City Enterprises, Inc. Class A	33,843	429,806
*Forest City Enterprises, Inc. Class B	7,200	92,520
*Forestar Group, Inc.	15,224	245,259
*Fox Chase Bancorp, Inc.	15,162	146,617
*FPIC Insurance Group, Inc.	13,954	412,341
Franklin Resources, Inc.	4,267	429,175
#*Frontier Financial Corp.	1,687	455
Fulton Financial Corp.	142,208	1,295,515
*GAINSCO, Inc.	1,397	10,484
Gallagher (Arthur J.) & Co.	11,866	301,634
GAMCO Investors, Inc.	2,657	106,918
*Genworth Financial, Inc.	227,807	3,093,619
German American Bancorp, Inc.	10,812	181,101
GFI Group, Inc.	70,596	415,810
Glacier Bancorp, Inc.	36,075	576,478
*Gleacher & Co., Inc.	50,918	101,836
*Global Indemnity P.L.C.	11,223	170,814
Goldman Sachs Group, Inc. (The)	27,218	4,105,019
Great Southern Bancorp, Inc.	12,602	276,362
#*Greene Bancshares, Inc.	11,638	116,729
#Greenhill & Co., Inc.	3,600	244,980
*Greenlight Capital Re, Ltd.	23,849	615,066
GS Financial Corp.	727	8,288
*Guaranty Bancorp	14,835	16,467
*Guaranty Federal Bancshares, Inc.	1,886	11,373
*Habersham Bancorp	202	158
*Hallmark Financial Services, Inc.	22,381	226,943
Hampden Bancorp, Inc.	3,295	32,818
#*Hampton Roads Bankshares, Inc.	6,997	7,697
#Hancock Holding Co.	10,600	323,406
*Hanmi Financial Corp.	33,776	47,624
Hanover Insurance Group, Inc.	50,046	2,193,516
Harleysville Group, Inc.	24,402	768,175
Harleysville Savings Financial Corp.	2,678	41,455

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Harris & Harris Group, Inc.	23,956	$97,501
Hartford Financial Services Group, Inc.	89,153	2,087,072
Hawthorn Bancshares, Inc.	1,883	23,161
HCC Insurance Holdings, Inc.	93,600	2,444,832
Heartland Financial USA, Inc.	13,754	242,896
*Heritage Commerce Corp.	12,448	44,688
*Heritage Financial Corp.	8,107	120,389
#Heritage Financial Group	5,040	56,851
HF Financial Corp.	3,049	29,575
*HFF, Inc.	5,294	46,375
*Hilltop Holdings, Inc.	52,374	544,166
Hingham Institution for Savings	471	17,714
*HMN Financial, Inc.	1,450	6,452
*Home Bancorp, Inc.	2,244	29,531
Home Bancshares, Inc.	22,993	552,522
Home Federal Bancorp, Inc.	18,329	239,193
*Homeowners Choice, Inc.	2,300	12,892
HopFed Bancorp, Inc.	1,722	16,376
Horace Mann Educators Corp.	34,386	578,373
Horizon Bancorp	1,495	33,264
#*Horizon Financial Corp.	6,509	65
#Hudson City Bancorp, Inc.	69,632	864,829
Hudson Valley Holding Corp.	8,414	162,895
Huntington Bancshares, Inc.	399,149	2,418,843
IBERIABANK Corp.	15,378	799,041
Independence Holding Co.	12,385	79,388
#Independent Bank Corp. (453836108)	18,183	432,937
Independent Bank Corp. (453838104)	4,374	1,531
Indiana Community Bancorp	2,163	27,092
Infinity Property & Casualty Corp.	13,328	640,277
#*Integra Bank Corp.	8,922	6,602
#*Interactive Brokers Group, Inc.	16,143	267,167
*IntercontinentalExchange, Inc.	5,100	538,662
*Intergroup Corp. (The)	235	3,642
#*International Assets Holding Corp.	9,628	163,098
#International Bancshares Corp.	56,309	976,398
*Intervest Bancshares Corp.	5,400	17,766
Invesco, Ltd.	59,526	1,163,138
*Investment Technology Group, Inc.	27,200	427,312
*Investors Bancorp, Inc.	82,637	1,085,024
*Investors Capital Holdings, Ltd.	3,388	8,707
Investors Title Co.	1,068	30,000
#Janus Capital Group, Inc.	43,696	457,934
#Jefferies Group, Inc.	22,500	555,525
Jefferson Bancshares, Inc.	2,270	8,603
*Jesup & Lamont, Inc.	1,700	34
JMP Group, Inc.	18,400	129,720
Jones Lang LaSalle, Inc.	6,476	501,631
JPMorgan Chase & Co.	539,281	21,722,239
*KBW, Inc.	12,548	286,722
Kearny Financial Corp.	56,045	526,263
Kentucky First Federal Bancorp	2,320	21,228
KeyCorp	399,203	3,377,257
#K-Fed Bancorp	10,651	92,664
#*Knight Capital Group, Inc.	31,100	447,218
#Lakeland Bancorp, Inc.	23,756	213,091
Lakeland Financial Corp.	13,669	280,625
Landmark Bancorp, Inc.	1,652	27,035
Legacy Bancorp, Inc.	7,168	58,742
#Legg Mason, Inc.	74,470	2,151,438
*Leucadia National Corp.	15,200	335,768

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#Life Partners Holdings, Inc.	4,951	$85,900
Lincoln National Corp.	146,589	3,817,178
LNB Bancorp, Inc.	3,340	16,733
Loews Corp.	67,067	2,491,539
*Louisiana Bancorp, Inc.	2,800	40,600
LSB Corp.	2,282	47,443
LSB Financial Corp.	426	4,663
#M&T Bank Corp.	50,301	4,393,289
#*Macatawa Bank Corp.	13,636	24,954
*Magyar Bancorp, Inc.	1,267	5,765
MainSource Financial Group, Inc.	18,828	141,963
*Markel Corp.	1,295	437,710
MarketAxess Holdings, Inc.	31,222	443,977
*Marlin Business Services Corp.	11,982	133,959
Marsh & McLennan Cos., Inc.	24,200	569,184
Marshall & Ilsley Corp.	267,580	1,881,087
*Maui Land & Pineapple Co., Inc.	4,186	16,577
Mayflower Bancorp, Inc.	500	3,880
MB Financial, Inc.	43,940	761,920
#*MBIA, Inc.	250,743	2,176,449
#*MBT Financial Corp.	9,522	16,949
MCG Capital Corp.	66,455	384,774
Meadowbrook Insurance Group, Inc.	73,592	674,103
Medallion Financial Corp.	17,364	121,722
#*Mercantile Bancorp, Inc.	3,683	10,312
Mercantile Bank Corp.	3,079	16,596
Mercer Insurance Group, Inc.	4,934	82,299
Merchants Bancshares, Inc.	4,415	105,298
Mercury General Corp.	40,427	1,743,617
*Meridian Interstate Bancorp, Inc.	11,255	121,779
Meta Financial Group, Inc.	1,020	32,864
MetLife, Inc.	100,793	4,239,354
*Metro Bancorp, Inc.	7,641	97,117
*MetroCorp Bancshares, Inc.	5,373	15,313
*MF Global Holdings, Ltd.	103,824	667,588
*MGIC Investment Corp.	109,074	936,946
MicroFinancial, Inc.	6,600	26,400
Mid Penn Bancorp, Inc.	536	4,036
MidSouth Bancorp, Inc.	5,411	70,559
*Midwest Banc Holdings, Inc.	11,394	154
MidWestOne Financial Group, Inc.	3,054	45,779
Monroe Bancorp	979	4,425
Montpelier Re Holdings, Ltd.	63,839	1,038,022
Morgan Stanley	142,315	3,841,082
*MSCI, Inc.	252	8,132
MutualFirst Financial, Inc.	3,632	26,804
*Nara Bancorp, Inc.	36,200	259,554
*NASDAQ OMX Group, Inc. (The)	93,716	1,824,651
*National Financial Partners Corp.	38,200	409,886
National Interstate Corp.	17,257	385,004
National Penn Bancshares, Inc.	91,031	606,266
National Security Group, Inc.	147	1,873
National Western Life Insurance Co. Class A	1,424	219,524
Naugatuck Valley Financial Corp.	126	800
*Navigators Group, Inc. (The)	16,889	719,978
#NBT Bancorp, Inc.	28,787	635,617
Nelnet, Inc. Class A	33,555	676,469
*New Century Bancorp, Inc.	2,187	12,652
New England Bancshares, Inc.	3,774	27,135
New Hampshire Thrift Bancshares, Inc.	3,206	32,413
New Westfield Financial, Inc.	30,443	249,937

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#New York Community Bancorp, Inc.	106,298	$1,834,703
NewAlliance Bancshares, Inc.	97,464	1,186,137
*NewBridge Bancorp	8,563	32,283
*Newport Bancorp, Inc.	641	7,974
*NewStar Financial, Inc.	23,712	172,149
*North Valley Bancorp	1,800	3,348
Northeast Bancorp	400	5,234
Northeast Community Bancorp, Inc.	7,972	45,440
Northern Trust Corp.	6,454	303,273
#Northfield Bancorp, Inc.	32,565	419,763
Northrim Bancorp, Inc.	3,990	70,224
Northwest Bancshares, Inc.	86,711	1,051,804
Norwood Financial Corp.	1,078	29,677
NYMAGIC, Inc.	4,500	114,750
NYSE Euronext, Inc.	106,859	3,095,705
Ocean Shore Holding Co.	5,988	63,233
OceanFirst Financial Corp.	15,115	191,356
*Ocwen Financial Corp.	85,077	898,413
Ohio Valley Banc Corp.	1,153	24,132
Old National Bancorp	61,144	643,235
Old Republic International Corp.	192,589	2,409,288
#Old Second Bancorp, Inc.	11,059	15,372
OneBeacon Insurance Group, Ltd.	25,045	397,965
*optionsXpress Holdings, Inc.	18,074	281,954
Oriental Financial Group, Inc.	20,933	296,411
Oritani Financial Corp.	21,489	214,890
Osage Bancshares, Inc.	1,700	13,812
#*PAB Bankshares, Inc.	2,754	2,368
#*Pacific Capital Bancorp	17,083	17,254
Pacific Continental Corp.	13,890	126,955
#*Pacific Mercantile Bancorp	8,508	32,756
*Pacific Premier Bancorp, Inc.	2,106	9,056
#PacWest Bancorp	27,200	569,296
#*Park Bancorp, Inc.	200	928
#Park National Corp.	11,633	780,342
Parkvale Financial Corp.	3,212	24,925
PartnerRe, Ltd.	37,797	2,735,369
#*Patriot National Bancorp	1,500	2,970
Peapack-Gladstone Financial Corp.	4,606	58,266
Penns Woods Bancorp, Inc.	2,215	69,219
*Penson Worldwide, Inc.	22,765	122,476
Peoples Bancorp of North Carolina.	3,297	17,045
Peoples Bancorp, Inc. (709788202)	1,500	21,615
Peoples Bancorp, Inc. (709789101)	9,583	165,307
People’s United Financial, Inc.	165,887	2,295,876
#*PHH Corp.	45,440	904,710
#*Phoenix Cos., Inc. (The)	163,700	392,880
*PICO Holdings, Inc.	17,734	555,784
Pinnacle Bancshares, Inc.	200	1,925
#*Pinnacle Financial Partners, Inc.	23,862	240,768
*Piper Jaffray Cos., Inc.	15,300	477,207
#Platinum Underwriters Holdings, Ltd.	36,481	1,425,677
*PMA Capital Corp.	26,251	176,144
#*PMI Group, Inc. (The)	57,250	179,192
PNC Financial Services Group, Inc.	48,158	2,860,104
*Popular, Inc.	191,621	549,952
Porter Bancorp, Inc.	6,533	70,883
#*Portfolio Recovery Associates, Inc.	11,283	786,199
#*Preferred Bank	8,100	15,390
Premier Financial Bancorp, Inc.	2,617	16,670
Presidential Life Corp.	3,200	31,392

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Primus Guaranty, Ltd.	10,954	$47,759
#Princeton National Bancorp, Inc.	2,474	14,597
#Principal Financial Group, Inc.	87,848	2,249,787
PrivateBancorp, Inc.	30,600	378,522
*ProAssurance Corp.	25,900	1,541,309
Progressive Corp.	21,989	431,864
#Prosperity Bancshares, Inc.	37,500	1,270,500
Protective Life Corp.	68,521	1,541,037
*Providence Community Bancshares, Inc.	300	624
Provident Financial Holdings, Inc.	9,500	58,425
Provident Financial Services, Inc.	53,908	690,561
Provident New York Bancorp	42,292	392,470
Prudential Bancorp, Inc. of Pennsylvania	5,398	35,519
Prudential Financial, Inc.	56,956	3,263,009
PSB Holdings, Inc.	3,137	12,532
Pulaski Financial Corp.	6,577	44,132
QC Holdings, Inc.	11,659	47,918
Radian Group, Inc.	63,091	542,583
Raymond James Financial, Inc.	29,850	796,398
Regions Financial Corp.	545,152	3,995,964
Reinsurance Group of America, Inc.	59,129	2,837,009
RenaissanceRe Holdings, Ltd.	19,376	1,108,695
#Renasant Corp.	21,793	332,343
Republic Bancorp, Inc. Class A	8,821	218,584
*Republic First Bancorp, Inc.	5,474	11,057
Resource America, Inc.	11,072	48,163
Rewards Network, Inc.	7,266	100,925
*Riverview Bancorp, Inc.	5,833	11,666
#RLI Corp.	17,100	948,879
Rockville Financial, Inc.	17,387	220,293
*Rodman & Renshaw Capital Group, Inc.	14,000	41,720
Roma Financial Corp.	25,930	295,861
Rome Bancorp, Inc.	5,356	49,007
#*Royal Bancshares of Pennsylvania, Inc. Class A	5,599	14,109
Rurban Financial Corp.	3,194	11,626
#S&T Bancorp, Inc.	19,671	399,321
#S.Y. Bancorp, Inc.	10,628	264,956
*Safeguard Scientifics, Inc.	17,050	216,024
Safety Insurance Group, Inc.	16,093	630,846
Salisbury Bancorp, Inc.	856	19,346
Sanders Morris Harris Group, Inc.	17,229	94,760
Sandy Spring Bancorp, Inc.	18,169	307,783
Savannah Bancorp, Inc. (The)	2,781	27,115
SCBT Financial Corp.	11,802	380,378
SeaBright Holdings, Inc.	19,615	160,647
#*Seacoast Banking Corp. of Florida	24,205	32,919
#*Security National Financial Corp. Class A	1,848	3,604
SEI Investments Co.	12,500	239,750
Selective Insurance Group, Inc.	47,665	741,667
Shore Bancshares, Inc.	4,290	47,276
SI Financial Group, Inc.	2,598	17,536
*Siebert Financial Corp.	9,393	19,631
#Sierra Bancorp	8,631	102,277
*Signature Bank	18,700	718,828
Simmons First National Corp.	14,295	376,673
*SLM Corp.	30,766	369,192
Smithtown Bancorp, Inc.	10,386	41,544
Somerset Hills Bancorp	1,327	11,080
South Financial Group, Inc.	55,938	15,528
South Street Financial Corp.	400	1,208
*Southcoast Financial Corp.	3,941	12,217

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Southern Community Financial Corp.	7,908	$15,737
#*Southern Connecticut Bancorp, Inc.	700	4,484
*Southern First Bancshares, Inc.	1,899	11,413
Southern Missouri Bancorp, Inc.	538	8,430
Southside Bancshares, Inc.	14,679	278,314
Southwest Bancorp, Inc.	16,897	245,851
Southwest Georgia Financial Corp.	1,854	18,911
#*St. Joe Co. (The)	5,117	131,967
StanCorp Financial Group, Inc.	36,869	1,389,593
State Auto Financial Corp.	38,579	606,848
State Bancorp, Inc.	12,270	117,547
State Street Corp.	25,478	991,604
StellarOne Corp.	19,603	266,013
Sterling Bancorp	20,266	197,796
#Sterling Bancshares, Inc.	63,937	331,833
#*Sterling Financial Corp.	18,264	11,872
#Stewart Information Services Corp.	12,409	123,966
#*Stifel Financial Corp.	13,063	605,339
*Stratus Properties, Inc.	6,255	59,798
Student Loan Corp.	11,604	291,260
#Suffolk Bancorp	7,283	197,442
*Sun Bancorp, Inc.	23,334	124,604
SunTrust Banks, Inc.	63,715	1,653,404
*Superior Bancorp	4,784	8,516
#Susquehanna Bancshares, Inc.	103,799	897,861
*Sussex Bancorp	1,090	5,995
#*SVB Financial Group	19,941	861,252
SWS Group, Inc.	23,777	207,335
Synovus Financial Corp.	369,382	967,781
T. Rowe Price Group, Inc.	5,200	250,796
*Taylor Capital Group, Inc.	9,048	89,937
#TCF Financial Corp.	21,986	348,258
*TD Ameritrade Holding Corp.	27,755	436,864
Teche Holding Co.	1,115	31,443
*Tejon Ranch Co.	10,352	238,510
#*Tennessee Commerce Bancorp, Inc.	2,100	11,865
*Territorial Bancorp, Inc.	2,758	50,223
#*Teton Advisors, Inc.	39	361
#*Texas Capital Bancshares, Inc.	28,300	472,327
TF Financial Corp.	1,506	31,174
TFS Financial Corp.	21,163	263,691
Thomas Properties Group, Inc.	53,749	196,184
#*TIB Financial Corp.	1,926	847
*Tidelands Bancshares, Inc.	2,183	3,384
*TierOne Corp.	4,800	96
Timberland Bancorp, Inc.	2,484	9,812
Tompkins Financial Corp.	9,383	391,740
Torchmark Corp.	30,643	1,626,224
Tower Bancorp, Inc.	4,274	91,122
*Tower Financial Corp.	1,049	7,055
#Tower Group, Inc.	26,001	560,322
#TowneBank	17,180	264,572
*TradeStation Group, Inc.	38,394	245,338
Transatlantic Holdings, Inc.	38,423	1,837,004
Travelers Cos., Inc. (The)	73,100	3,687,895
*Tree.com, Inc.	8,197	59,018
#TriCo Bancshares	13,871	261,746
Trustco Bank Corp.	38,173	222,167
Trustmark Corp.	46,300	1,018,600
U.S. Bancorp	66,131	1,580,531
UMB Financial Corp.	21,996	827,490

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Umpqua Holdings Corp.	82,156	$1,029,415
Union Bankshares, Inc.	1,562	28,116
Union First Market Bankshares Corp.	15,590	221,378
United Bancshares, Inc. (909458101)	1,876	17,240
#United Bancshares, Inc. (909907107)	32,728	835,546
*United Community Bancorp	1,350	10,395
*United Community Banks, Inc.	30,595	94,844
*United Community Financial Corp.	7,148	11,437
United Financial Bancorp, Inc.	17,480	260,277
United Fire & Casualty Co.	30,811	660,588
*United PanAm Financial Corp.	8,400	36,540
United Security Bancshares, Inc. (911459105)	600	5,388
*United Security Bancshares, Inc. (911460103)	9,288	39,010
United Western Bancorp, Inc.	6,044	5,077
Unitrin, Inc.	67,798	1,884,106
*Unity Bancorp, Inc.	3,433	18,023
Universal Insurance Holdings, Inc.	39,088	156,352
Univest Corp. of Pennsylvania	14,018	242,932
Unum Group	203,475	4,643,300
Validus Holdings, Ltd.	71,717	1,781,450
Valley National Bancorp	27,947	405,511
*ViewPoint Financial Group	26,481	256,866
*Virginia Commerce Bancorp, Inc.	25,017	160,359
*Virtus Investment Partners, Inc.	595	15,351
VIST Financial Corp.	3,772	29,384
VSB Bancorp, Inc.	90	985
#*Waccamaw Bankshares, Inc.	1,170	1,299
Waddell & Reed Financial, Inc.	6,316	150,510
Wainwright Bank & Trust Co.	5,467	102,342
Washington Banking Co.	13,208	190,327
Washington Federal, Inc.	94,812	1,649,729
Washington Trust Bancorp, Inc.	13,401	259,443
*Waterstone Financial, Inc.	24,001	95,764
Wayne Savings Bancshares, Inc.	1,484	11,783
Webster Financial Corp.	69,681	1,298,854
Wells Fargo & Co.	328,507	9,109,499
WesBanco, Inc.	23,022	399,432
Wesco Financial Corp.	3,952	1,339,333
*West Bancorporation, Inc.	16,775	112,225
West Coast Bancorp	20,453	52,155
#Westamerica Bancorporation	6,955	373,901
#*Western Alliance Bancorp	35,035	254,704
Westwood Holdings Group, Inc.	2,440	88,401
White Mountains Insurance Group, Ltd.	7,031	2,208,086
White River Capital, Inc.	1,800	26,280
Whitney Holding Corp.	80,717	655,422
Wilber Corp.	5,469	32,595
#Wilmington Trust Corp.	38,512	390,512
Wilshire Bancorp, Inc.	27,788	209,244
Wintrust Financial Corp.	23,599	734,401
*World Acceptance Corp.	13,047	540,537
WR Berkley Corp.	76,900	2,077,069
WSB Holdings, Inc.	4,002	12,386
WSFS Financial Corp.	600	22,800
WVS Financial Corp.	1,627	17,897
Xl Group P.L.C.	47,146	835,899
Yadkin Valley Financial Corp.	10,500	30,870
Zions Bancorporation	102,655	2,277,914
*ZipRealty, Inc.	17,056	46,051

Total Financials		360,203,043

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (7.2%)
*A.D.A.M., Inc.	5,489	$17,675
*Abaxis, Inc.	6,160	123,508
#*ABIOMED, Inc.	38,000	421,420
#*Abraxis Bioscience, Inc.	5,190	390,755
*Acadia Pharmaceuticals, Inc.	5,108	6,232
*Accelr8 Technology Corp.	2,200	1,872
*Accelrys, Inc.	53,447	376,801
*Accuray, Inc.	49,702	327,039
*Achillion Pharmaceuticals, Inc.	4,602	11,367
*Acorda Therapeutics, Inc.	5,596	180,975
*Adcare Health Systems, Inc.	1,472	5,078
*Adolor Corp.	14,091	15,641
Aetna, Inc.	29,793	829,735
*Affymax, Inc.	4,451	28,620
*Affymetrix, Inc.	58,927	288,153
*Air Methods Corp.	11,532	366,141
*Akorn, Inc.	22,086	80,393
*Albany Molecular Research, Inc.	18,264	118,716
*Alere, Inc.	40,051	1,126,635
*Alexion Pharmaceuticals, Inc.	5,000	271,800
*Alexza Pharmaceuticals, Inc.	17,836	49,406
#*Align Technology, Inc.	14,830	257,300
*Alkermes, Inc.	26,180	337,722
*Alliance HealthCare Services, Inc.	10,900	45,780
*Allied Healthcare International, Inc.	40,893	101,415
*Allied Healthcare Products, Inc.	2,858	9,489
#*Allos Therapeutics, Inc.	21,300	102,666
#*Allscripts-Misys Healthcare Solutions, Inc.	10,951	182,772
*Almost Family, Inc.	7,155	188,033
*Alnylam Pharmaceuticals, Inc.	7,724	118,563
*Alphatec Holdings, Inc.	25,359	107,269
*AMAG Pharmaceuticals, Inc.	1,450	45,646
#*Amedisys, Inc.	5,864	154,047
America Services Group, Inc.	6,697	118,135
*American Dental Partners, Inc.	13,556	155,352
#*American Medical Systems Holdings, Inc.	33,332	745,304
*American Shared Hospital Services	900	2,970
#*AMERIGROUP Corp.	35,600	1,273,056
AmerisourceBergen Corp.	26,400	791,208
*Amgen, Inc.	27,245	1,485,670
*Amicus Therapeutics, Inc.	2,917	7,380
*AMN Healthcare Services, Inc.	29,942	180,251
*Amsurg Corp.	27,633	506,237
#*Amylin Pharmaceuticals, Inc.	10,897	206,171
*Anadys Pharmaceuticals, Inc.	9,043	18,176
Analogic Corp.	10,090	458,792
*AngioDynamics, Inc.	25,906	399,211
*Anika Therapeutics, Inc.	9,494	55,635
*Animal Health International, Inc.	2,050	5,104
#*ARCA Biopharma, Inc.	4,610	17,241
#*Arcadia Resources, Inc.	7,300	3,869
*Ardea Biosciences, Inc.	3,061	61,067
#*Arena Pharmaceuticals, Inc.	62,500	496,875
#*Ariad Pharmaceuticals, Inc.	104,000	332,800
*Arqule, Inc.	28,700	122,549
*Array BioPharma, Inc.	13,395	42,462
Arrhythmia Research Technology, Inc.	600	3,000
#*ArthroCare Corp.	7,259	194,396
#*ARYx Therapeutics, Inc.	3,600	1,728
*Assisted Living Concepts, Inc.	9,053	284,807
#*athenahealth, Inc.	1,600	44,432

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*AtriCure, Inc.	5,776	$36,562
Atrion Corp.	1,373	198,275
*ATS Medical, Inc.	47,174	188,696
#*Auxilium Pharmaceuticals, Inc.	193	4,354
*AVANIR Pharmaceuticals, Inc.	7,687	24,598
Bard (C.R.), Inc.	4,262	334,695
#Beckman Coulter, Inc.	4,700	215,401
*Bioanalytical Systems, Inc.	1,915	2,106
*BioClinica, Inc.	14,837	60,090
#*BioCryst Pharmaceuticals, Inc.	22,476	134,182
*Biodel, Inc.	17,233	67,209
#*Biogen Idec, Inc.	8,870	495,656
#*BioMarin Pharmaceutical, Inc.	7,300	159,505
*BioMimetic Therapeutics, Inc.	19,369	178,776
*Bio-Rad Laboratories, Inc.	4,900	435,120
*Bio-Rad Laboratories, Inc. Class B	1,200	106,680
*Bio-Reference Labs, Inc.	8,550	179,294
*BioScrip, Inc.	28,532	121,261
*BioSpecifics Technologies Corp.	1,400	33,726
*BioSphere Medical, Inc.	5,612	24,412
*BMP Sunstone Corp.	16,933	111,758
*Boston Scientific Corp.	169,360	948,416
*Bovie Medical Corp.	5,200	14,352
#*Brookdale Senior Living, Inc.	45,523	645,516
*Bruker BioSciences Corp.	13,400	176,478
*BSD Medical Corp.	4,900	5,145
#*Cadence Pharmaceuticals, Inc.	10,600	81,196
*Caliper Life Sciences, Inc.	21,954	86,060
*Cambrex Corp.	26,899	95,491
Cantel Medical Corp.	16,500	262,020
*Capital Senior Living Corp.	23,449	126,625
*Capstone Therapeutics Corp.	2,900	2,378
*Caraco Pharmaceutical Laboratories, Ltd.	19,019	114,875
*Cardiac Science Corp.	16,662	29,658
Cardinal Health, Inc.	18,435	594,897
#*Cardiovascular Systems, Inc.	1,258	5,623
*CareFusion Corp.	73,664	1,552,100
*Catalyst Health Solutions, Inc.	6,150	212,667
*Celera Corp.	51,289	343,123
*Celgene Corp.	586	32,318
#*Celldex Therapeutics, Inc.	3,690	18,930
#*Celsion Corp.	1,900	6,270
#*Centene Corp.	32,600	694,706
#*Cephalon, Inc.	5,421	307,642
#*Cepheid, Inc.	13,400	221,770
*Cerner Corp.	2,700	209,115
#*Charles River Laboratories International, Inc.	10,842	336,969
Chemed Corp.	12,271	649,381
Cigna Corp.	10,100	310,676
#*Clinical Data, Inc.	8,370	116,678
*CombiMatrix Corp.	5,505	15,249
*Combinatorx, Inc.	5,440	8,432
#*Community Health Systems, Inc.	23,201	752,408
#Computer Programs & Systems, Inc.	3,167	142,420
#*Conceptus, Inc.	6,200	83,762
*Conmed Corp.	27,000	519,210
*Continucare Corp.	51,403	195,845
#Cooper Cos., Inc.	36,590	1,421,887
*Cornerstone Therapeutics, Inc.	1,700	9,469
*Corvel Corp.	6,849	272,522
#*Covance, Inc.	3,251	126,009

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Coventry Health Care, Inc.	91,051	$1,805,541
*CPEX Pharmaceuticals, Inc.	930	24,887
*Cross Country Healthcare, Inc.	20,777	184,500
*CryoLife, Inc.	26,321	141,081
*Cubist Pharmaceuticals, Inc.	7,800	168,324
*Cutera, Inc.	12,442	97,296
#*Cyberonics, Inc.	6,029	143,611
*Cynosure, Inc.	7,624	78,375
*Cypress Bioscience, Inc.	36,400	132,860
*Cytokinetics, Inc.	54,657	150,307
#*Cytori Therapeutics, Inc.	12,399	59,267
*DaVita, Inc.	7,338	420,614
Daxor Corp.	4,092	40,449
*Dendreon Corp.	18,191	598,666
#DENTSPLY International, Inc.	9,934	298,219
*DepoMed, Inc.	16,700	47,762
*DexCom, Inc.	26,300	293,508
*Digirad Corp.	16,700	30,561
*Dionex Corp.	3,207	242,128
*Durect Corp.	23,066	56,281
*DUSA Pharmaceuticals, Inc.	4,400	10,120
*Dyax Corp.	30,347	72,833
*Dynacq Healthcare, Inc.	2,433	5,572
*Eclipsys Corp.	11,674	230,095
*Edwards Lifesciences Corp.	12,200	705,160
*Emergency Medical Services Corp. Class A	3,700	165,538
*Emergent BioSolutions, Inc.	20,858	387,333
#*Emeritus Corp.	28,900	497,369
*Encision, Inc.	800	1,320
#*Endo Pharmaceuticals Holdings, Inc.	4,086	98,105
—*Endo Pharmaceuticals Solutions	21,829	24,012
*Endologix, Inc.	20,585	94,073
Ensign Group, Inc.	16,305	293,490
*Entremed, Inc.	63	153
*Enzo Biochem, Inc.	28,600	131,560
#*Enzon Pharmaceuticals, Inc.	13,000	142,220
*eResearch Technology, Inc.	38,743	313,818
*Exact Sciences Corp.	5,900	24,603
*Exactech, Inc.	10,670	168,373
*Exelixis, Inc.	27,916	87,098
*Five Star Quality Care, Inc.	30,717	112,117
*Forest Laboratories, Inc.	9,100	252,525
*Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	2,123
*Furiex Pharmaceuticals, Inc.	450	5,270
*Genomic Health, Inc.	6,541	84,313
*Genoptix, Inc.	1,500	25,920
#*Gen-Probe, Inc.	4,037	181,544
*Gentiva Health Services, Inc.	33,575	692,652
*Genzyme Corp.	7,700	535,612
#*Geron Corp.	39,340	221,484
*Greatbatch, Inc.	21,800	492,244
*GTx, Inc.	6,400	21,696
#*Haemonetics Corp.	7,200	397,800
#*Halozyme Therapeutics, Inc.	14,525	104,144
*Hanger Orthopedic Group, Inc.	24,048	412,423
*Hansen Medical, Inc.	6,681	12,093
*Harbor BioSciences, Inc.	3,586	1,049
*Harvard Bioscience, Inc.	35,325	127,523
*Health Grades, Inc.	9,044	73,709
*Health Management Associates, Inc.	1,620	11,599
*Health Net, Inc.	53,129	1,251,188

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*HealthSouth Corp.	17,216	$318,668
*HealthSpring, Inc.	52,420	985,496
*HealthStream, Inc.	17,632	88,160
*Healthways, Inc.	27,301	388,766
*HeartWare International, Inc.	600	38,658
#*Helicos BioSciences Corp.	15,100	8,154
#*Hemispherx Biopharma, Inc.	3,300	1,732
#*Henry Schein, Inc.	8,644	453,724
#Hill-Rom Holdings, Inc.	35,996	1,189,308
#*Hi-Tech Pharmacal Co., Inc.	10,871	191,112
*HMS Holdings Corp.	9,600	540,672
*Hologic, Inc.	120,465	1,703,375
*Hooper Holmes, Inc.	6,931	4,159
*Hospira, Inc.	11,600	604,360
*Humana, Inc.	19,973	939,130
*ICU Medical, Inc.	10,600	394,426
*Idenix Pharmaceuticals, Inc.	18,945	96,809
*Idera Pharmaceuticals, Inc.	5,955	21,795
#*IDEXX Laboratories, Inc.	1,200	70,488
#*Illumina, Inc.	9,020	404,367
*Immucor, Inc.	5,050	97,061
#*ImmunoGen, Inc.	15,005	141,497
#*Immunomedics, Inc.	19,800	63,954
*Impax Laboratories, Inc.	8,044	131,841
#*Incyte Corp.	14,640	190,613
*Infinity Pharmaceuticals, Inc.	22,919	134,305
#*Inspire Pharmaceuticals, Inc.	16,400	82,820
*Insulet Corp.	9,562	141,422
*Integra LifeSciences Holdings Corp.	16,000	578,080
*IntegraMed America, Inc.	7,278	59,607
#*Interleukin Genetics, Inc.	2,100	714
#*InterMune, Inc.	8,318	81,184
#*Intuitive Surgical, Inc.	1,500	492,555
#Invacare Corp.	30,200	719,666
*InVentiv Health, Inc.	27,594	715,788
*IPC The Hospitalist Co.	1,800	46,350
*Iridex Corp.	1,660	6,424
*IRIS International, Inc.	14,200	132,344
#*Isis Pharmaceuticals, Inc.	10,070	99,592
*IsoRay, Inc.	7,600	10,564
*ISTA Pharmaceuticals, Inc.	8,089	22,487
#*Jazz Pharmaceuticals, Inc.	9,050	78,735
*Kendle International, Inc.	11,983	147,511
*Kensey Nash Corp.	9,515	223,602
#*Keryx Biopharmaceuticals, Inc.	7,718	29,020
Kewaunee Scientific Corp.	1,631	18,447
*Kindred Healthcare, Inc.	15,800	210,140
*Kinetic Concepts, Inc.	7,170	254,607
*King Pharmaceuticals, Inc.	239,100	2,094,516
*K-V Pharmaceutical Co.	26,977	28,865
#*K-V Pharmaceutical Co. Class B	2,700	5,292
*Laboratory Corp. of America Holdings	3,947	288,052
Landauer, Inc.	2,300	144,371
*Lannet Co., Inc.	19,065	87,699
*LCA-Vision, Inc.	14,681	76,194
*LeMaitre Vascular, Inc.	7,345	44,364
*Lexicon Pharmaceuticals, Inc.	99,460	150,185
*LHC Group, Inc.	7,000	160,930
*Life Technologies Corp.	17,891	769,134
*LifePoint Hospitals, Inc.	50,981	1,575,823
*Ligand Pharmaceuticals, Inc. Class B	28,950	47,768

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Lincare Holdings, Inc.	22,050	$523,908
*Luminex Corp.	9,500	154,660
#*Luna Innovations, Inc.	3,800	7,790
*Magellan Health Services, Inc.	17,339	729,799
#*MAKO Surgical Corp.	6,396	70,164
#*Mannkind Corp.	28,630	197,833
*MAP Pharmaceuticals, Inc.	2,786	37,332
*Martek Biosciences Corp.	28,926	598,479
*Matrixx Initiatives, Inc.	7,197	33,970
*Maxygen, Inc.	41,232	256,051
McKesson Corp.	9,400	590,508
#*MedAssets, Inc.	10,520	246,273
*MedCath Corp.	16,276	144,205
*Medco Health Solutions, Inc.	12,000	576,000
*Medical Action Industries, Inc.	17,432	238,818
*Medicines Co. (The)	27,058	249,204
*MediciNova, Inc.	2,713	13,131
#Medicis Pharmaceutical Corp. Class A	34,644	878,225
*Medivation, Inc.	4,793	45,581
#*Mednax, Inc.	5,646	266,209
MedQuist, Inc.	13,604	117,539
*MEDTOX Scientific, Inc.	7,196	82,538
Merck & Co., Inc.	33,597	1,157,753
*Merge Healthcare, Inc.	16,908	54,782
Meridian Bioscience, Inc.	7,749	148,858
*Merit Medical Systems, Inc.	18,285	309,382
#*Metabolix, Inc.	12,274	173,309
#*Metropolitan Health Networks, Inc.	21,195	80,329
#*Micromet, Inc.	14,266	97,722
*Micrus Endovascular Corp.	4,500	104,670
#*Molecular Insight Pharmaceuticals, Inc.	467	626
#*Molina Healthcare, Inc.	25,800	769,098
#*Momenta Pharmaceuticals, Inc.	8,663	184,868
*MWI Veterinary Supply, Inc.	7,334	386,208
#*Mylan, Inc.	12,899	224,443
*Myrexis, Inc.	1,900	7,277
*Myriad Genetics, Inc.	7,600	110,276
*Nabi Biopharmaceuticals	53,443	305,694
*Nanosphere, Inc.	13,018	59,883
National Healthcare Corp.	10,141	354,124
National Research Corp.	1,763	43,828
*Natus Medical, Inc.	24,892	365,415
#*Nektar Therapeutics	15,287	199,648
#*Neogen Corp.	9,514	284,088
*Neurocrine Biosciences, Inc.	15,279	86,785
#*NeurogesX, Inc.	3,642	25,858
*Neurometrix, Inc.	5,148	6,023
*Nighthawk Radiology Holdings, Inc.	25,794	76,350
*NovaMed, Inc.	7,448	61,446
#*Novavax, Inc.	28,152	62,779
#*NPS Pharmaceuticals, Inc.	15,771	109,135
#*NuVasive, Inc.	3,690	120,921
#*NxStage Medical, Inc.	31,340	494,859
*Obagi Medical Products, Inc.	12,043	139,940
#*Odyssey Healthcare, Inc.	36,207	968,899
Omnicare, Inc.	80,824	1,990,695
*Omnicell, Inc.	31,788	391,628
*OncoGenex Pharmaceutical, Inc.	350	4,949
*Oncothyreon, Inc.	8,300	29,714
*Onyx Pharmaceuticals, Inc.	6,700	174,200
*Opko Health, Inc.	2,600	6,474

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Optimer Pharmaceuticals, Inc.	8,369	$75,991
*OraSure Technologies, Inc.	51,704	245,077
#*Orexigen Therapeutics, Inc.	11,205	58,266
*Orthovita, Inc.	42,100	77,885
#*Osiris Therapeutics, Inc.	6,952	55,268
*Osteotech, Inc.	17,855	67,670
Owens & Minor, Inc.	11,210	304,800
#*OXiGENE, Inc.	5,200	1,716
*Pain Therapeutics, Inc.	33,430	195,566
*Palomar Medical Technologies, Inc.	19,421	216,738
*Par Pharmaceutical Cos., Inc.	35,904	947,866
*Parexel International Corp.	44,213	907,693
Patterson Cos., Inc.	8,333	222,324
*PDI, Inc.	10,033	80,565
#PDL BioPharma, Inc.	15,273	94,998
*Penwest Pharmaceuticals Co.	9,754	32,969
PerkinElmer, Inc.	52,240	1,016,590
*Pernix Therapeutics Holdings, Inc.	665	2,387
Perrigo Co.	9,800	548,898
Pfizer, Inc.	367,545	5,513,175
Pharmaceutical Products Development Service, Inc.	5,400	131,004
*Pharmasset, Inc.	2,100	56,721
#*PharmAthene, Inc.	1,665	2,481
*PharMerica Corp.	19,207	250,843
*Phase Forward, Inc.	7,100	119,280
*PHC, Inc.	6,105	6,899
*PhotoMedex, Inc.	300	1,716
#*Poniard Pharmaceuticals, Inc.	9,454	5,861
*Pozen, Inc.	6,700	53,466
*Progenics Pharmaceuticals, Inc.	20,421	93,937
*ProPhase Labs, Inc.	6,052	11,196
*Prospect Medical Holdings, Inc.	12,810	93,385
*Providence Service Corp.	6,332	91,181
*PSS World Medical, Inc.	16,600	312,412
Psychemedics Corp.	580	5,220
*Psychiatric Solutions, Inc.	46,532	1,542,070
#Quality Systems, Inc.	2,200	120,824
Quest Diagnostics, Inc.	11,400	535,686
*Questcor Pharmaceuticals, Inc.	8,700	97,875
#*Quidel Corp.	10,500	130,200
*RadNet, Inc.	8,626	17,511
#*Raptor Pharmaceutical Corp.	378	1,157
*Regeneration Technologies, Inc.	45,384	131,160
#*Regeneron Pharmaceuticals, Inc.	6,200	149,978
*RegeneRx Biopharmaceuticals, Inc.	728	197
*RehabCare Group, Inc.	18,896	400,406
*Repligen Corp.	30,484	98,463
*Repros Therapeutics, Inc.	743	275
*Res-Care, Inc.	27,419	269,255
#*ResMed, Inc.	4,800	315,312
#*Rigel Pharmaceuticals, Inc.	15,304	123,962
*Rochester Medical Corp.	8,729	84,497
*Rockwell Medical Technologies, Inc.	5,990	32,406
*Salix Pharmaceuticals, Ltd.	24,502	1,039,130
*Sangamo BioSciences, Inc.	13,895	52,384
*Santarus, Inc.	17,075	42,517
*Savient Pharmaceuticals, Inc.	7,904	108,285
#*SciClone Pharmaceuticals, Inc.	30,197	104,180
#*SCOLR Pharma, Inc.	1,270	635
*Seattle Genetics, Inc.	15,163	184,685
#*Sequenom, Inc.	17,608	101,246

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Sirona Dental Systems, Inc.	31,827	$979,635
*Skilled Healthcare Group, Inc.	13,500	35,910
*Solta Medical, Inc.	13,026	22,665
—*Somanetics Corp.	11,250	281,250
*SonoSite, Inc.	16,678	487,832
Span-American Medical System, Inc.	3,229	53,892
*Spectranetics Corp.	25,401	131,069
*Spectrum Pharmaceuticals, Inc.	22,010	91,782
*SRI/Surgical Express, Inc.	388	1,253
*St. Jude Medical, Inc.	11,500	422,855
*Staar Surgical Co.	13,837	83,575
*StemCells, Inc.	15,903	14,472
*Stereotaxis, Inc.	13,378	55,920
Steris Corp.	15,900	505,461
*Strategic Diagnostics, Inc.	10,362	16,890
*Sucampo Pharmaceuticals, Inc.	7,626	28,140
*Sun Healthcare Group, Inc.	36,457	301,864
*SunLink Health Systems, Inc.	897	2,045
#*Sunrise Senior Living, Inc.	40,300	120,497
*SuperGen, Inc.	51,446	103,921
*SurModics, Inc.	6,385	83,771
*Symmetry Medical, Inc.	32,000	311,360
*Synovis Life Technologies, Inc.	8,773	142,824
*Synta Pharmaceuticals Corp.	6,328	20,313
*Targacept, Inc.	13,988	302,560
#Techne Corp.	3,336	194,822
Teleflex, Inc.	19,505	1,105,348
*Tenet Healthcare Corp.	38,000	174,800
*Theragenics Corp.	14,207	17,190
#*Theravance, Inc.	7,045	104,336
*Thermo Fisher Scientific, Inc.	51,933	2,329,714
#*Thoratec Corp.	14,300	525,954
*TomoTherapy, Inc.	26,851	89,414
*TranS1, Inc.	12,636	31,464
*Transcend Services, Inc.	2,181	30,338
*Transcept Pharmaceuticals, Inc.	12,506	100,173
*Trimeris, Inc.	13,755	32,187
*Triple-S Management Corp.	19,523	388,117
*Trubion Pharmaceuticals, Inc.	3,245	9,930
*U.S. Physical Therapy, Inc.	10,926	198,744
#*United Therapeutics Corp.	5,700	278,673
UnitedHealth Group, Inc.	79,287	2,414,289
*Universal American Corp.	70,014	1,172,034
#Universal Health Services, Inc.	18,020	648,179
*Urologix, Inc.	3,584	3,405
Utah Medical Products, Inc.	3,113	77,389
#*Valeant Pharmaceuticals International	17,500	985,600
*Vanda Pharmaceuticals, Inc.	4,985	36,191
*Vascular Solutions, Inc.	8,147	98,090
#*VCA Antech, Inc.	4,097	85,381
*Vertex Pharmaceuticals, Inc.	1,600	53,856
*Vical, Inc.	25,668	84,961
*Viropharma, Inc.	67,623	890,595
*Vital Images, Inc.	17,739	260,586
#*Vivus, Inc.	19,500	110,370
*Volcano Corp.	6,313	139,328
*Watson Pharmaceuticals, Inc.	28,800	1,166,400
*WellCare Health Plans, Inc.	25,603	660,301
*WellPoint, Inc.	62,400	3,164,928
West Pharmaceutical Services, Inc.	12,515	454,795
#*Wright Medical Group, Inc.	29,727	464,038

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*XenoPort, Inc.	3,100	$19,034
Young Innovations, Inc.	6,947	185,485
*Zimmer Holdings, Inc.	12,100	641,179
*Zoll Medical Corp.	17,500	463,050
*Zymogenetics, Inc.	20,900	85,481

Total Health Care		120,272,176

Industrials — (11.8%)
#*3D Systems Corp.	17,589	260,317
A.O. Smith Corp.	12,897	705,208
*A.T. Cross Co.	5,900	32,745
#AAON, Inc.	8,974	223,094
*AAR Corp.	37,413	628,538
ABM Industries, Inc.	41,128	892,478
*Acacia Technologies Group	20,040	268,336
*ACCO Brands Corp.	35,600	210,752
#Aceto Corp.	27,610	188,300
*Active Power, Inc.	4,800	5,376
Actuant Corp.	54,302	1,119,707
#Acuity Brands, Inc.	6,399	269,590
Administaff, Inc.	4,100	106,846
*Advisory Board Co. (The)	7,798	342,020
*Aecom Technology Corp.	10,736	259,167
*AeroCentury Corp.	51	1,019
*Aerosonic Corp.	970	3,589
#*Aerovironment, Inc.	7,261	173,611
*AGCO Corp.	29,904	1,039,463
#*Air Transport Services Group, Inc.	52,124	276,778
Aircastle, Ltd.	69,572	635,888
#*AirTran Holdings, Inc.	75,610	364,440
Alamo Group, Inc.	10,881	254,942
*Alaska Air Group, Inc.	37,490	1,934,109
Albany International Corp.	21,700	398,195
Alexander & Baldwin, Inc.	46,560	1,562,088
Allegiant Travel Co.	1,900	84,341
#*Alliant Techsystems, Inc.	2,000	134,320
*Allied Defense Group, Inc.	6,064	20,314
*Allied Motion Technologies, Inc.	3,000	12,900
*Altra Holdings, Inc.	21,103	305,994
*Amerco, Inc.	19,792	1,349,221
#*American Commercial Lines, Inc.	11,080	267,582
*American Railcar Industries, Inc.	17,416	237,728
*American Reprographics Co.	36,288	322,963
American Science & Engineering, Inc.	5,381	426,068
#*American Superconductor Corp.	8,300	250,245
American Woodmark Corp.	13,119	216,857
Ameron International Corp.	7,900	485,376
Ametek, Inc.	8,453	374,214
Ampco-Pittsburgh Corp.	8,470	203,365
#*AMR Corp.	28,600	202,488
*AMREP Corp.	5,440	65,117
*APAC Customer Services, Inc.	13,737	74,455
#Apogee Enterprises, Inc.	28,000	315,280
Applied Industrial Technologies, Inc.	35,574	996,072
Applied Signal Technologies, Inc.	10,259	212,977
*Argan, Inc.	7,855	65,432
*Argon ST, Inc.	16,929	583,543
Arkansas Best Corp.	22,007	496,698
#*Armstrong World Industries, Inc.	45,546	1,665,162
#*ArvinMeritor, Inc.	92,800	1,522,848
*Astec Industries, Inc.	19,700	617,595

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Astronics Corp.	4,493	$71,888
*Astronics Corp. Class B	325	4,875
*ATC Technology Corp.	20,578	493,460
*Atlas Air Worldwide Holdings, Inc.	20,230	1,183,050
*Avalon Holding Corp. Class A	700	1,813
Avery Dennison Corp.	7,200	258,120
#*Avis Budget Group, Inc.	84,146	1,038,362
AZZ, Inc.	8,700	378,711
#Badger Meter, Inc.	3,100	121,396
*Baker (Michael) Corp.	7,600	294,880
#Baldor Electric Co.	39,887	1,524,481
*Baldwin Technology Co., Inc. Class A	9,038	11,298
Barnes Group, Inc.	43,296	795,780
Barrett Business Services, Inc.	10,251	153,355
*BE Aerospace, Inc.	22,275	654,885
*Beacon Roofing Supply, Inc.	35,822	611,123
Belden, Inc.	24,180	577,660
*Blount International, Inc.	11,297	120,313
*BlueLinx Holdings, Inc.	24,506	90,917
Bowne & Co., Inc.	33,410	377,867
Brady Co. Class A	19,300	536,733
*Breeze-Eastern Corp.	4,656	30,264
#Briggs & Stratton Corp.	49,341	935,999
Brink’s Co. (The)	15,849	347,093
#*Broadwind Energy, Inc.	700	2,086
*BTU International, Inc.	5,126	28,706
Bucyrus International, Inc.	3,787	235,627
*Builders FirstSource, Inc.	22,112	47,320
*C&D Technologies, Inc.	18,521	15,928
*CAI International, Inc.	20,115	262,903
Carlisle Cos., Inc.	15,471	521,063
Cascade Corp.	10,610	404,984
*Casella Waste Systems, Inc.	20,371	81,280
*CBIZ, Inc.	49,100	323,569
CDI Corp.	18,296	307,373
*CECO Environmental Corp.	7,984	47,505
*Celadon Group, Inc.	19,112	298,912
*Cenveo, Inc.	14,399	88,698
*Ceradyne, Inc.	23,464	545,538
*Champion Industries, Inc.	6,476	9,973
*Chart Industries, Inc.	21,734	387,083
Chase Corp.	6,461	90,842
Chicago Rivet & Machine Co.	257	4,086
*Cintas Corp.	11,185	295,955
CIRCOR International, Inc.	15,100	472,328
CLAROC, Inc.	7,342	275,472
#*Clean Harbors, Inc.	1,777	112,235
#*Coleman Cable, Inc.	3,445	18,879
#*Colfax Corp.	16,278	210,800
*Columbus McKinnon Corp.	18,000	283,140
Comfort Systems USA, Inc.	33,180	378,584
*Command Security Corp.	5,329	11,990
*Commercial Vehicle Group, Inc.	6,200	69,750
#*Competitive Technologies, Inc.	3,200	6,752
CompX International, Inc.	2,300	30,015
*Consolidated Graphics, Inc.	9,900	425,403
#*Continental Airlines, Inc.	28,700	718,074
Con-way, Inc.	12,700	427,863
Cooper Industries P.L.C.	8,271	373,436
*Copart, Inc.	9,140	333,062
*Cornell Cos., Inc.	15,030	419,788

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Corporate Executive Board Co.	6,786	$191,162
*Corrections Corp. of America	27,170	531,717
#*CoStar Group, Inc.	10,240	448,819
Courier Corp.	16,697	265,983
*Covanta Holding Corp.	39,578	596,440
*Covenant Transportation Group, Inc.	10,616	99,684
*CPI Aerostructures, Inc.	4,487	48,908
*CRA International, Inc.	11,485	220,742
Crane Co.	8,186	290,930
CSX Corp.	40,180	2,118,290
Cubic Corp.	17,050	690,866
Cummins, Inc.	5,600	445,816
Curtiss-Wright Corp.	16,615	503,268
Danaher Corp.	22,520	864,993
Deere & Co.	6,800	453,424
*Delta Air Lines, Inc.	152,628	1,813,221
Deluxe Corp.	9,595	197,465
Diamond Management & Technology Consultants, Inc.	18,145	196,873
*Dollar Thrifty Automotive Group, Inc.	21,400	1,067,218
Donaldson Co., Inc.	1,400	66,458
Dover Corp.	11,625	557,651
Ducommun, Inc.	11,679	243,974
*DXP Enterprises, Inc.	10,298	211,418
*Dycom Industries, Inc.	33,688	304,876
*Dynamex, Inc.	8,677	116,792
Dynamic Materials Corp.	11,025	161,847
#*Eagle Bulk Shipping, Inc.	38,419	185,948
Eastern Co.	4,410	73,382
Eaton Corp.	11,800	925,828
Ecology & Environment, Inc. Class A	1,941	23,117
*EMCOR Group, Inc.	31,281	813,619
Emerson Electric Co.	1,000	49,540
#Empire Resources, Inc.	7,000	25,900
Encore Wire Corp.	20,806	442,752
#*Ener1, Inc.	26,288	85,962
#*Energy Conversion Devices, Inc.	23,200	112,288
#*Energy Recovery, Inc.	1,300	5,330
EnergySolutions, Inc.	65,200	327,956
#*EnerNOC, Inc.	863	28,772
*EnerSys	39,610	959,354
Ennis, Inc.	35,570	601,844
*EnPro Industries, Inc.	21,672	649,076
*Environmental Tectonics Corp.	400	1,360
Equifax, Inc.	5,610	175,817
ESCO Technologies, Inc.	11,264	335,780
Espey Manufacturing & Electronics Corp.	3,027	57,513
*Esterline Technologies Corp.	37,098	1,904,240
#*Evergreen Solar, Inc.	62,567	41,294
*Exponent, Inc.	10,060	332,081
*ExpressJet Holdings, Inc.	11,700	35,100
Federal Signal Corp.	42,606	253,932
FedEx Corp.	16,365	1,350,931
*Flanders Corp.	26,480	79,440
*Flow International Corp.	41,753	113,568
Flowserve Corp.	3,400	337,144
Fluor Corp.	4,319	208,565
*Fortune Industries, Inc.	800	264
Forward Air Corp.	4,100	119,064
*Franklin Covey Co.	20,197	125,827
Franklin Electric Co., Inc.	17,772	546,489
#Freightcar America, Inc.	11,627	288,698

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Frozen Food Express Industries, Inc.	10,464	$37,252
#*FTI Consulting, Inc.	10,800	381,780
*Fuel Tech, Inc.	9,271	60,354
*FuelCell Energy, Inc.	23,000	30,130
*Furmanite Corp.	31,207	134,814
G & K Services, Inc. Class A	11,053	257,203
Gardner Denver Machinery, Inc.	20,835	1,057,793
#GATX Corp.	50,400	1,424,304
#*Genco Shipping & Trading, Ltd.	25,238	421,475
*Gencor Industries, Inc.	4,270	32,666
#*GenCorp, Inc.	16,213	85,280
#*General Cable Corp.	3,252	86,308
General Dynamics Corp.	13,908	851,865
General Electric Co.	487,454	7,857,758
*Genesee & Wyoming, Inc.	27,983	1,143,945
*GEO Group, Inc. (The)	42,117	908,885
*GeoEye, Inc.	14,608	504,268
*Gibraltar Industries, Inc.	26,350	284,316
Goodrich Corp.	8,308	605,404
#Gorman-Rupp Co. (The)	9,703	290,508
*GP Strategies Corp.	15,455	116,685
Graco, Inc.	2,738	86,439
*Graftech International, Ltd.	9,800	153,664
Graham Corp.	7,250	116,942
#Granite Construction, Inc.	13,756	319,827
Great Lakes Dredge & Dock Corp.	54,260	303,856
*Greenbrier Cos., Inc.	16,400	214,184
*Griffon Corp.	58,333	790,995
*GT Solar International, Inc.	6,100	39,528
*H&E Equipment Services, Inc.	29,960	260,652
Hardinge, Inc.	9,341	79,025
Harsco Corp.	16,212	375,470
#*Hawaiian Holdings, Inc.	51,268	307,608
Healthcare Services Group, Inc.	8,405	187,768
Heartland Express, Inc.	18,761	300,551
#HEICO Corp.	7,368	291,257
HEICO Corp. Class A	14,445	417,172
#Heidrick & Struggles International, Inc.	15,341	308,354
*Heritage-Crystal Clean, Inc.	1,500	12,480
*Herley Industries, Inc.	11,959	185,125
Herman Miller, Inc.	9,772	168,078
#*Hertz Global Holdings, Inc.	54,987	645,547
#*Hexcel Corp.	42,578	795,783
*Hill International, Inc.	34,720	159,712
HNI Corp.	22,562	583,002
#*Hoku Corp.	26,558	84,189
Honeywell International, Inc.	5,800	248,588
#Horizon Lines, Inc.	26,584	123,350
Houston Wire & Cable Co.	10,405	125,588
*Hub Group, Inc. Class A	8,400	270,060
Hubbell, Inc. Class A	1,484	67,915
Hubbell, Inc. Class B	8,716	411,308
*Hudson Highland Group, Inc.	19,486	86,713
*Hurco Cos., Inc.	6,000	101,160
*Huron Consulting Group, Inc.	9,200	188,876
*ICF International, Inc.	10,556	242,788
*Identive Group, Inc.	7,400	11,840
#IDEX Corp.	26,733	860,001
*IESI-BFC, Ltd.	4,876	109,759
*IHS, Inc.	4,200	265,902
*II-VI, Inc.	9,100	311,948

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Illinois Tool Works, Inc.	6,890	$299,715
Ingersoll-Rand P.L.C.	6,897	258,362
*Innerworkings, Inc.	40,265	278,634
*Innotrac Corp.	2,916	3,266
*Innovative Solutions & Support, Inc.	16,826	101,461
*Insituform Technologies, Inc.	30,060	688,374
Insteel Industries, Inc.	16,365	152,031
*Integrated Electrical Services, Inc.	12,442	45,413
Interface, Inc. Class A	29,193	362,869
*Interline Brands, Inc.	31,703	573,507
International Shipholding Corp.	1,100	27,434
*Intersections, Inc.	12,582	62,155
#Iron Mountain, Inc.	17,586	416,261
ITT Industries, Inc.	5,550	261,516
J.B. Hunt Transport Services, Inc.	6,000	212,940
*Jacobs Engineering Group, Inc.	8,836	323,133
#*JetBlue Airways Corp.	241,448	1,552,511
John Bean Technologies Corp.	5,795	91,039
*Kadant, Inc.	1,953	38,064
Kaman Corp. Class A	19,114	436,564
*Kansas City Southern	26,344	966,825
Kaydon Corp.	22,555	856,864
KBR, Inc.	2,176	48,699
*Kelly Services, Inc. Class A	44,500	658,600
*Kelly Services, Inc. Class B	700	10,500
Kennametal, Inc.	67,851	1,858,439
*Key Technology, Inc.	3,699	44,425
*Kforce, Inc.	41,201	556,626
Kimball International, Inc. Class B	22,501	140,406
#*Kirby Corp.	22,546	866,668
Knight Transportation, Inc.	16,890	353,339
Knoll, Inc.	6,870	96,386
*Korn/Ferry International	38,226	537,075
*Kratos Defense & Security Solutions, Inc.	13,620	150,637
L.S. Starrett Co. Class A	3,200	30,400
L-3 Communications Holdings, Inc.	8,264	603,603
*LaBarge, Inc.	15,033	188,363
*Ladish Co., Inc.	13,777	405,182
Landstar System, Inc.	2,329	94,418
Lawson Products, Inc.	8,415	149,871
*Layne Christensen Co.	16,418	413,898
*LB Foster Co.	8,577	262,285
*LECG Corp.	22,233	47,579
#Lennox International, Inc.	5,950	259,836
#*LGL Group, Inc.	1,300	16,302
Lincoln Electric Holdings, Inc.	9,700	535,634
#Lindsay Corp.	5,800	201,724
*LMI Aerospace, Inc.	10,300	177,366
LSI Industries, Inc.	32,842	172,749
*Lydall, Inc.	14,252	101,902
*M&F Worldwide Corp.	17,844	502,844
*Magnetek, Inc.	20,742	22,194
*Manitex International, Inc.	3,300	6,897
#Manitowoc Co., Inc. (The)	58,740	608,546
Manpower, Inc.	11,545	553,929
*Marten Transport, Ltd.	19,701	447,607
Masco Corp.	62,664	644,186
*MasTec, Inc.	36,401	386,579
*McDermott International, Inc.	9,073	213,306
McGrath Rentcorp	19,623	457,608
#*Media Sciences International, Inc.	505	162

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Metalico, Inc.	45,886	$192,262
Met-Pro Corp.	14,009	144,433
*MFRI, Inc.	3,651	22,910
#*Microvision, Inc.	19,600	55,468
#*Middleby Corp.	4,499	258,737
Miller Industries, Inc.	9,923	132,671
#Mine Safety Appliances Co.	19,935	499,372
#*Mobile Mini, Inc.	35,380	606,413
*Monster Worldwide, Inc.	50,870	697,936
*Moog, Inc.	26,689	955,733
*Moog, Inc. Class B	2,171	77,505
MSC Industrial Direct Co., Inc. Class A	2,591	130,560
Mueller Industries, Inc.	35,636	880,922
Mueller Water Products, Inc.	129,705	492,879
Multi-Color Corp.	9,756	127,413
*MYR Group, Inc.	16,269	273,482
NACCO Industries, Inc. Class A	5,819	518,124
*National Technical Systems, Inc.	10,048	85,408
*Navigant Consulting, Inc.	34,000	334,560
*NCI Building Systems, Inc.	2,446	23,164
*NN, Inc.	12,149	71,558
#Nordson Corp.	5,435	342,677
Norfolk Southern Corp.	45,676	2,570,189
Northrop Grumman Corp.	26,510	1,554,546
*Northwest Pipe Co.	7,915	143,816
*Ocean Power Technologies, Inc.	7,031	38,811
*Old Dominion Freight Line, Inc.	23,708	934,806
Omega Flex, Inc.	4,638	65,767
*On Assignment, Inc.	32,356	156,279
*Orbital Sciences Corp.	32,134	470,442
*Orion Energy Systems, Inc.	17,400	56,376
#*Orion Marine Group, Inc.	9,455	117,431
#*Oshkosh Corp.	19,041	654,630
#Otter Tail Corp.	8,200	168,510
*Owens Corning	107,808	3,393,796
*P.A.M. Transportation Services, Inc.	7,790	113,890
#Paccar, Inc.	1,786	81,835
#*Pacer International, Inc.	31,370	258,489
Pall Corp.	7,100	271,504
*Paragon Technologies, Inc.	1,500	3,735
Parker Hannifin Corp.	8,301	515,658
*Park-Ohio Holdings Corp.	12,584	170,513
*Patrick Industries, Inc.	3,895	7,050
*Patriot Transportation Holding, Inc.	2,033	154,406
Pentair, Inc.	22,900	783,180
*PGT, Inc.	17,319	45,029
*Pike Electric Corp.	34,290	321,983
*Pinnacle Airlines Corp.	22,177	123,082
#Pitney Bowes, Inc.	4,400	107,404
*Plug Power, Inc.	48,919	22,811
#*PMFG, Inc.	4,556	84,332
*Polypore International, Inc.	36,714	901,696
Portec Rail Products, Inc.	8,400	97,524
*Powell Industries, Inc.	9,608	315,719
*Power-One, Inc.	71,830	892,847
*PowerSecure International, Inc.	21,567	225,806
Precision Castparts Corp.	2,900	354,351
Preformed Line Products Co.	3,430	111,338
*PRGX Global, Inc.	9,645	53,144
Providence & Worcester Railroad Co.	1,377	16,510
*Quality Distribution, Inc.	20,005	135,234

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Quanex Building Products Corp.	29,800	$524,182
*Quanta Services, Inc.	14,754	316,916
R. R. Donnelley & Sons Co.	59,437	1,002,702
Raven Industries, Inc.	6,900	241,707
Raytheon Co.	13,000	601,510
*RBC Bearings, Inc.	12,025	368,807
*RCM Technologies, Inc.	6,427	32,971
Regal-Beloit Corp.	19,100	1,161,853
#*Republic Airways Holdings, Inc.	16,339	102,119
Republic Services, Inc.	32,775	1,044,212
*Resources Connection, Inc.	50,734	659,035
Robbins & Myers, Inc.	25,319	600,567
#Robert Half International, Inc.	4,300	108,274
#Rockwell Automation, Inc.	9,200	498,180
#Rollins, Inc.	7,650	167,076
Roper Industries, Inc.	8,488	530,500
*RSC Holdings, Inc.	37,315	291,803
*Rush Enterprises, Inc. Class A	23,796	355,512
*Rush Enterprises, Inc. Class B	4,506	58,984
Ryder System, Inc.	66,622	2,909,383
*Saia, Inc.	1,400	21,140
*Sauer-Danfoss, Inc.	31,202	464,910
Schawk, Inc.	23,482	348,238
*School Specialty, Inc.	19,188	367,834
Seaboard Corp.	517	784,806
Servotronics, Inc.	1,499	13,566
*SFN Group, Inc.	1,993	14,928
*Shaw Group, Inc.	6,151	197,078
#*Ship Finance International, Ltd.	2,815	53,654
SIFCO Industries, Inc.	4,350	44,588
#Simpson Manufacturing Co., Inc.	38,330	988,531
SkyWest, Inc.	76,589	953,533
*SL Industries, Inc.	9,000	122,760
SmartPros, Ltd.	1,700	4,335
Southwest Airlines Co.	185,884	2,239,902
*Sparton Corp.	6,802	38,771
*Spherix, Inc.	3,800	4,978
*Spire Corp.	4,715	18,247
*Spirit Aerosystems Holdings, Inc.	24,924	507,203
#SPX Corp.	14,026	835,389
*Standard Parking Corp.	9,108	155,382
#Standard Register Co.	18,700	62,084
Standex International Corp.	11,341	340,457
*Stanley, Inc.	9,000	336,150
#Steelcase, Inc. Class A	69,400	479,554
#*Stericycle, Inc.	2,400	151,200
*Sterling Construction Co., Inc.	14,522	179,928
Sun Hydraulics, Inc.	9,230	238,042
#*SunPower Corp. Class A	5,664	70,404
*SunPower Corp. Class B	2,797	32,277
Superior Uniform Group, Inc.	9,577	97,685
*Supreme Industries, Inc.	4,847	12,069
*SYKES Enterprises, Inc.	37,006	586,545
*Sypris Solutions, Inc.	16,033	56,596
#TAL International Group, Inc.	27,457	739,692
*Taser International, Inc.	40,685	166,808
*Team, Inc.	15,790	224,218
*Tech/Ops Sevcon, Inc.	1,971	9,855
Technology Research Corp.	2,317	11,979
*Tecumseh Products Co. Class A	9,800	126,812
*Tecumseh Products Co. Class B	2,500	28,575

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Teledyne Technologies, Inc.	15,700	$644,171
Tennant Co.	10,587	397,224
#*Terex Corp.	46,156	911,119
*Tetra Tech, Inc.	13,700	287,289
#Textainer Group Holdings, Ltd.	34,000	928,200
#Textron, Inc.	27,184	564,340
*Thomas & Betts Corp.	32,497	1,288,181
*Thomas Group, Inc.	615	338
Timken Co.	88,398	2,971,941
#Titan International, Inc.	30,018	329,598
*Titan Machinery, Inc.	15,793	225,366
Todd Shipyards Corp.	4,328	65,786
Toro Co.	3,900	202,995
#Towers Watson & Co.	5,900	262,609
*Track Data Corp.	21	1,869
*Trailer Bridge, Inc.	3,360	10,954
TransDigm Group, Inc.	4,939	267,546
*TRC Cos., Inc.	13,148	41,416
Tredegar Industries, Inc.	22,267	384,328
#*Trex Co., Inc.	12,346	267,908
*Trimas Corp.	29,364	350,606
#Trinity Industries, Inc.	79,600	1,621,452
Triumph Group, Inc.	14,728	1,117,855
*TrueBlue, Inc.	35,453	456,280
*Tufco Technologies, Inc.	2,000	6,320
*Tutor Perini Corp.	31,843	613,933
Twin Disc, Inc.	16,900	218,348
Tyco International, Ltd.	3,629	138,918
*U.S. Home Systems, Inc.	1,500	4,020
*UAL Corp.	46,980	1,115,305
#*Ultralife Corp.	15,995	73,577
UniFirst Corp.	12,200	536,312
Union Pacific Corp.	38,880	2,903,170
*United Capital Corp.	5,139	127,704
*United Rentals, Inc.	57,586	758,983
*United Stationers, Inc.	16,997	920,388
United Technologies Corp.	14,283	1,015,521
Universal Forest Products, Inc.	16,900	523,393
*Universal Security Instruments, Inc.	500	2,850
*Universal Truckload Services, Inc.	13,855	210,457
#*UQM Technologies, Inc.	8,725	31,584
*URS Corp.	41,700	1,684,263
#*US Airways Group, Inc.	31,644	343,337
US Ecology, Inc.	9,308	137,665
*USA Truck, Inc.	12,082	198,024
#*USG Corp.	75,696	909,866
UTi Worldwide, Inc.	4,818	70,391
Valmont Industries, Inc.	5,100	362,355
*Valpey Fisher Corp.	2,221	4,442
*Versar, Inc.	6,758	18,044
Viad Corp.	23,700	471,630
#*Vicor Corp.	27,878	438,800
Virco Manufacturing Corp.	21,836	64,198
#*Vishay Precision Group, Inc.	18,886	238,908
*Volt Information Sciences, Inc.	24,400	217,892
VSE Corp.	4,200	149,142
W.W. Grainger, Inc.	3,802	425,862
*Wabash National Corp.	28,080	235,030
Wabtec Corp.	4,843	216,046
*Waste Connections, Inc.	19,603	748,247
Waste Management, Inc.	16,900	573,755

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#Watsco, Inc. Class A	7,900	$440,109
Watsco, Inc. Class B	1,100	61,325
Watts Water Technologies, Inc.	30,800	991,760
*WCA Waste Corp.	10,840	46,178
#Werner Enterprises, Inc.	32,000	736,960
*WESCO International, Inc.	26,617	956,349
*Willdan Group, Inc.	5,114	12,785
*Willis Lease Finance Corp.	6,065	57,799
Woodward Governor Co.	7,110	215,006
#*Xenonics Holdings, Inc.	1,000	280
#*YRC Worldwide, Inc.	37,796	14,929

Total Industrials		196,162,574

Information Technology — (11.2%)
#*3PAR, Inc.	10,800	109,080
*ACI Worldwide, Inc.	11,752	227,989
*Acme Packet, Inc.	16,073	454,223
*Acorn Energy, Inc.	8,330	42,566
*Actel Corp.	26,397	386,980
*ActivIdentity Corp.	36,881	72,287
Activision Blizzard, Inc.	85,063	1,010,548
*Actuate Corp.	49,152	233,964
*Acxiom Corp.	63,337	971,590
*ADC Telecommunications, Inc.	45,900	584,307
*ADDvantage Technologies Group, Inc.	5,550	15,651
*Adept Technology, Inc.	3,300	16,170
*ADPT Corp.	115,368	351,872
Adtran, Inc.	8,200	258,956
*Advanced Analogic Technologies, Inc.	34,377	109,663
#*Advanced Energy Industries, Inc.	38,336	675,097
#*Advanced Micro Devices, Inc.	51,208	383,548
*Advanced Photonix, Inc.	3,600	1,976
#*Advent Software, Inc.	5,100	261,426
*Aehr Test Systems	2,692	4,065
*Aetrium, Inc.	6,505	19,060
*Agilent Technologies, Inc.	15,200	424,536
Agilysys, Inc.	22,300	176,839
*Akamai Technologies, Inc.	5,673	217,616
#*Alliance Data Systems Corp.	2,000	114,960
#Altera Corp.	12,700	352,044
*Amdocs, Ltd.	1,554	42,471
American Software, Inc. Class A	24,803	124,511
#*Amkor Technology, Inc.	35,700	205,989
Amphenol Corp.	6,650	297,920
*Amtech Systems, Inc.	6,400	64,384
*Anadigics, Inc.	53,000	232,670
Analog Devices, Inc.	16,100	478,331
*Anaren, Inc.	15,344	242,742
*Anixter International, Inc.	13,000	628,160
#*Ansys, Inc.	7,505	337,350
*AOL, Inc.	34,814	728,309
Applied Materials, Inc.	46,783	552,039
*Applied Micro Circuits Corp.	68,408	818,160
*ArcSight, Inc.	3,500	87,535
*Ariba, Inc.	49,097	784,079
*Arris Group, Inc.	91,686	854,514
*Arrow Electronics, Inc.	74,875	1,856,151
*Art Technology Group, Inc.	54,959	197,852
#*Aruba Networks, Inc.	17,842	302,957
*Aspen Technology, Inc.	9,500	103,835
Astro-Med, Inc.	3,303	22,890

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Atheros Communications, Inc.	12,521	$331,055
*Atmel Corp.	102,100	533,983
*ATMI, Inc.	28,700	425,908
*AuthenTec, Inc.	23,200	47,328
*Authentidate Holding Corp.	4,472	3,488
*Autobytel, Inc.	11,121	11,677
*Autodesk, Inc.	500	14,770
*Aviat Networks, Inc.	46,640	188,426
*Avid Technology, Inc.	43,600	563,748
*Avnet, Inc.	22,750	572,162
AVX Corp.	183,583	2,584,849
*Aware, Inc.	18,171	45,428
*Axcelis Technologies, Inc.	14,197	23,709
*AXT, Inc.	24,347	143,404
Bel Fuse, Inc. Class A	3,300	75,075
Bel Fuse, Inc. Class B	8,677	204,604
*Benchmark Electronics, Inc.	77,718	1,297,891
*BigBand Networks, Inc.	25,765	80,387
Black Box Corp.	26,915	819,293
#Blackbaud, Inc.	17,320	410,311
#*Blackboard, Inc.	3,600	136,692
*Blue Coat Systems, Inc.	19,819	434,036
*BMC Software, Inc.	2,200	78,276
*Bottomline Technologies, Inc.	25,300	358,501
*Brightpoint, Inc.	59,169	468,618
Broadridge Financial Solutions, Inc.	6,565	133,270
*BroadVision, Inc.	1,249	13,564
*Brocade Communications Systems, Inc.	47,399	234,625
*Brooks Automation, Inc.	52,013	396,859
*Bsquare Corp.	5,761	17,917
CA, Inc.	17,400	340,344
*Cabot Microelectronics Corp.	19,600	640,724
#*CACI International, Inc.	24,053	1,130,972
*Cadence Design Systems, Inc.	23,700	164,952
*CalAmp Corp.	10,864	24,879
*Callidus Software, Inc.	19,786	70,240
*Cascade Microtech, Inc.	9,176	41,934
Cass Information Systems, Inc.	5,490	190,723
#*Cavium Networks, Inc.	4,232	113,545
*CEVA, Inc.	22,113	282,383
*Checkpoint Systems, Inc.	36,700	732,899
*Chyron International Corp.	1,400	2,548
*Ciber, Inc.	43,450	144,688
#*Ciena Corp.	40,300	527,527
#*Cirrus Logic, Inc.	72,696	1,417,572
*Citrix Systems, Inc.	12,000	660,240
*Clearfield, Inc.	4,300	10,363
*Cogent, Inc.	46,560	418,574
Cognex Corp.	31,347	584,622
*Coherent, Inc.	12,059	446,424
Cohu, Inc.	20,617	323,275
*Comarco, Inc.	4,970	12,425
*CommScope, Inc.	23,011	468,044
Communications Systems, Inc.	13,122	134,632
*CommVault Systems, Inc.	8,607	159,402
#*Compellent Technologies, Inc.	2,100	28,161
Computer Sciences Corp.	49,145	2,227,743
*Computer Task Group, Inc.	14,243	113,944
*Compuware Corp.	49,247	402,840
*comScore, Inc.	6,600	130,746
*Comtech Telecommunications Corp.	21,646	466,904

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Comverge, Inc.	11,866	$105,133
#*Concur Technologies, Inc.	3,457	159,990
*Concurrent Computer Corp.	4,930	25,414
*Conexant Systems, Inc.	22,751	46,867
#*Constant Contact, Inc.	3,400	66,266
*Convergys Corp.	103,500	1,156,095
CoreLogic, Inc.	90,626	1,815,239
Corning, Inc.	56,523	1,024,197
*CPI International, Inc.	14,494	203,931
*Cray, Inc.	27,409	182,544
*Cree, Inc.	16,270	1,152,567
*CSG Systems International, Inc.	13,500	254,610
*CSP, Inc.	2,269	9,621
CTS Corp.	3,700	34,595
*CyberOptics Corp.	6,236	60,676
*Cymer, Inc.	25,539	849,938
*Cypress Semiconductor Corp.	25,986	275,452
#Daktronics, Inc.	26,419	225,090
*Datalink Corp.	8,226	27,968
*Dataram Corp.	7,900	14,457
DDi Corp.	15,252	138,183
#*DealerTrack Holdings, Inc.	31,459	491,075
*Deltek, Inc.	15,643	117,322
#*DemandTec, Inc.	4,600	30,958
*DG FastChannel, Inc.	13,950	531,914
*Dice Holdings, Inc.	34,185	280,317
Diebold, Inc.	14,068	402,626
*Digi International, Inc.	23,352	194,055
*Digimarc Corp.	5,534	114,332
#*Digital River, Inc.	17,709	465,570
*Diodes, Inc.	21,200	374,816
*Ditech Networks, Inc.	2,120	2,586
*DivX, Inc.	29,757	226,451
*Dolby Laboratories, Inc.	1,000	63,470
*Dot Hill Systems Corp.	26,239	29,125
*DSP Group, Inc.	18,800	131,224
DST Systems, Inc.	5,400	221,832
#*DTS, Inc.	9,264	330,910
*Dynamics Research Corp.	8,800	85,536
Earthlink, Inc.	84,390	745,164
*eBay, Inc.	44,237	924,996
#*Ebix, Inc.	7,680	127,565
#*Echelon Corp.	20,272	153,864
*EchoStar Corp.	25,027	478,016
*Edgewater Technology, Inc.	4,379	10,729
*EFJohnson Technologies, Inc.	11,084	16,515
*Elecsys Corp.	1,496	5,894
Electro Rent Corp.	25,012	345,166
*Electro Scientific Industries, Inc.	13,400	153,832
*Electronic Arts, Inc.	14,800	235,764
*Electronics for Imaging, Inc.	63,383	675,029
*eLoyalty Corp.	2,021	12,793
*EMC Corp.	63,600	1,258,644
*EMS Technologies, Inc.	14,100	234,624
*Emulex Corp.	63,957	556,426
*Endwave Corp.	5,400	15,498
*Entegris, Inc.	161,194	743,104
*Entorian Technologies, Inc.	1,807	3,614
*Entropic Communications, Inc.	35,200	275,616
*Epicor Software Corp.	51,239	396,590
*EPIQ Systems, Inc.	29,871	388,920

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*ePlus, Inc.	5,585	$100,027
*Equinix, Inc.	3,982	372,357
*Euronet Worldwide, Inc.	39,419	618,878
*Exar Corp.	37,358	261,132
*ExlService Holdings, Inc.	25,379	472,811
*Extreme Networks	76,499	218,787
*F5 Networks, Inc.	3,400	298,622
FactSet Research Systems, Inc.	1,928	144,600
#Fair Isaac Corp.	37,639	897,690
*Fairchild Semiconductor Corp. Class A	103,659	941,224
*FalconStor Software, Inc.	24,507	75,236
#*Faro Technologies, Inc.	15,031	309,188
#*FEI Co.	31,392	614,028
#Fidelity National Information Services, Inc.	69,325	1,987,548
#*Finisar Corp.	7,687	123,223
*Fiserv, Inc.	8,516	426,652
*FLIR Systems, Inc.	8,120	241,651
#*FormFactor, Inc.	37,954	367,395
*Forrester Research, Inc.	12,072	389,684
*Frequency Electronics, Inc.	6,800	34,680
*FSI International, Inc.	22,098	78,227
*Gartner Group, Inc.	8,459	212,913
*Gerber Scientific, Inc.	21,339	122,486
*GigOptix, Inc.	663	1,445
*Global Cash Access, Inc.	24,622	101,196
Global Payments, Inc.	3,700	139,601
*Globalscape, Inc.	600	1,698
*Globecomm Systems, Inc.	24,111	198,434
*GSE Systems, Inc.	2,558	10,334
*GSI Commerce, Inc.	12,074	271,906
*GSI Technology, Inc.	22,298	151,626
*GTSI Corp.	4,675	25,152
*Guidance Software, Inc.	10,338	49,312
*Hackett Group, Inc.	28,871	90,655
*Harmonic, Inc.	70,571	491,880
Harris Corp.	8,150	362,920
*Hauppauge Digital, Inc.	4,003	7,646
Heartland Payment Systems, Inc.	8,600	135,708
*Henry Bros. Electronics, Inc.	2,900	11,760
*Hewitt Associates, Inc. Class A	5,600	274,960
Hewlett-Packard Co.	48,850	2,249,054
*Hittite Microwave Corp.	5,714	262,615
*Hughes Communications, Inc.	11,750	294,690
*Hutchinson Technology, Inc.	22,305	84,759
#*Hypercom Corp.	47,960	207,667
*I.D. Systems, Inc.	8,778	24,227
*IAC/InterActiveCorp	143,788	3,594,700
#*ICx Technologies, Inc.	26,340	202,555
*IEC Electronics Corp.	5,600	27,048
iGATE Corp.	36,563	648,993
*Ikanos Communications, Inc.	8,330	14,578
*Imation Corp.	38,843	362,017
Imergent, Inc.	4,000	14,880
*Immersion Corp.	28,576	158,025
*Infinera Corp.	33,700	304,985
#*Informatica Corp.	9,984	300,818
*InfoSpace, Inc.	41,125	322,009
*Ingram Micro, Inc.	166,139	2,746,278
*Innodata Isogen, Inc.	11,315	33,266
*Insight Enterprises, Inc.	69,961	1,019,332
*Integral Systems, Inc.	16,500	124,740

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Integrated Device Technology, Inc.	198,187	$1,151,466
*Integrated Silicon Solution, Inc.	22,082	189,905
Intel Corp.	94,799	1,952,859
*Intellicheck Mobilisa, Inc.	2,300	3,565
*Interactive Intelligence, Inc.	7,999	129,424
#*InterDigital, Inc.	7,039	192,094
*Intermec, Inc.	49,447	519,194
*Internap Network Services Corp.	47,681	223,147
*International Rectifier Corp.	68,216	1,332,258
*Internet Brands, Inc.	34,545	379,304
*Internet Capital Group, Inc.	28,430	239,381
*Interphase Corp.	4,200	6,804
#Intersil Corp.	87,325	992,012
*Intest Corp.	2,202	7,223
*Intevac, Inc.	20,400	224,400
*IntriCon Corp.	6,777	35,850
*Intuit, Inc.	8,000	318,000
*INX, Inc.	5,330	24,358
*IPG Photonics Corp.	42,031	677,119
*Isilon Systems, Inc.	15,856	278,114
*Iteris, Inc.	13,000	19,500
#*Itron, Inc.	9,083	591,031
*Ixia	60,321	662,325
*IXYS Corp.	35,507	313,527
#*j2 Global Communications, Inc.	4,415	103,885
Jabil Circuit, Inc.	127,517	1,850,272
Jack Henry & Associates, Inc.	10,749	273,025
*JDA Software Group, Inc.	33,874	796,039
*JDS Uniphase Corp.	124,737	1,353,396
#*Juniper Networks, Inc.	16,423	456,231
Keithley Instruments, Inc.	11,000	118,690
*Kemet Corp.	8,400	27,048
*Kenexa Corp.	17,684	212,739
*KEY Tronic Corp.	7,215	37,879
Keynote Systems, Inc.	10,197	102,072
*KIT Digital, Inc.	400	3,916
KLA-Tencor Corp.	9,600	304,032
*Knot, Inc. (The)	32,845	270,314
*Kopin Corp.	59,987	226,151
#*Kulicke & Soffa Industries, Inc.	49,373	331,787
*KVH Industries, Inc.	12,076	168,822
#*L-1 Identity Solutions, Inc.	132,226	1,078,964
*Lam Research Corp.	5,940	250,609
*LaserCard Corp.	5,666	22,664
*Lattice Semiconductor Corp.	100,986	561,482
*Lawson Software, Inc.	132,843	1,058,759
*LeCroy Corp.	10,051	54,074
Lender Processing Services, Inc.	6,804	217,320
#*Lexmark International, Inc.	12,600	463,050
*Limelight Networks, Inc.	44,248	188,054
#Linear Technology Corp.	6,540	208,495
*Lionbridge Technologies, Inc.	25,519	125,553
*Liquidity Services, Inc.	14,666	199,164
*Littlefuse, Inc.	14,744	525,034
*LoJack Corp.	13,823	48,795
*LookSmart, Ltd.	3,321	4,982
*LoopNet, Inc.	25,749	294,569
*Loral Space & Communications, Inc.	12,649	605,128
*LSI Corp.	52,348	210,962
*LTX-Credence Corp.	41,600	116,480
#*Magma Design Automation, Inc.	15,400	49,896

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Manhattan Associates, Inc.	9,868	$265,054
#*ManTech International Corp. Class A	7,600	301,340
Marchex, Inc.	22,996	107,161
*Marvell Technology Group, Ltd.	1,592	23,753
*Mattson Technology, Inc.	44,173	129,427
Maxim Integrated Products, Inc.	12,278	215,233
Maximus, Inc.	11,710	704,825
*Maxwell Technologies, Inc.	11,904	150,467
*McAfee, Inc.	10,800	357,480
*Measurement Specialties, Inc.	12,517	209,034
*MEMSIC, Inc.	6,784	15,603
*Mentor Graphics Corp.	76,660	737,469
*Mercury Computer Systems, Inc.	19,100	252,120
Mesa Laboratories, Inc.	2,250	53,888
Methode Electronics, Inc.	34,420	367,606
Micrel, Inc.	21,370	207,716
#Microchip Technology, Inc.	12,000	365,400
*Micron Technology, Inc.	154,816	1,127,060
*MICROS Systems, Inc.	8,600	307,708
*Microsemi Corp.	50,749	809,954
#*MicroStrategy, Inc.	1,711	141,996
*Microtune, Inc.	44,630	106,666
*Mindspeed Technologies, Inc.	7,000	49,490
*MIPS Technologies, Inc.	20,005	109,027
*MKS Instruments, Inc.	43,558	934,755
Mocon, Inc.	7,200	77,328
*ModusLink Global Solutions, Inc.	41,053	269,308
Molex, Inc.	5,100	100,521
Molex, Inc. Class A	18,439	311,619
#*MoneyGram International, Inc.	24,758	64,618
*Monolithic Power Systems, Inc.	7,200	126,864
*Monotype Imaging Holdings, Inc.	21,828	181,609
#*MoSys, Inc.	25,232	114,553
*Motorola, Inc.	145,570	1,090,319
*Move, Inc.	30,220	68,297
MTS Systems Corp.	12,343	357,083
*Multi-Fineline Electronix, Inc.	20,095	509,207
*Nanometrics, Inc.	15,900	145,167
*NAPCO Security Technologies, Inc.	5,075	8,780
National Instruments Corp.	8,400	267,960
National Semiconductor Corp.	7,343	101,333
*NCI, Inc.	4,751	111,934
*NCR Corp.	17,300	237,010
#*NetApp, Inc.	3,600	152,280
#*Netezza Corp.	2,910	45,105
*NETGEAR, Inc.	33,907	813,768
#*NetList, Inc.	3,907	11,799
*NetLogic Microsystems, Inc.	18,200	537,992
*NetScout Systems, Inc.	26,955	427,237
#*NetSuite, Inc.	6,262	92,928
*Network Equipment Technologies, Inc.	31,100	97,032
*NeuStar, Inc.	4,102	95,289
*Newport Corp.	11,700	148,941
NIC, Inc.	19,724	146,352
*Novatel Wireless, Inc.	25,528	171,038
*Novell, Inc.	145,099	876,398
*Novellus Systems, Inc.	32,500	868,075
*Nu Horizons Electronics Corp.	20,780	71,483
#*Nuance Communications, Inc.	22,798	376,395
*NumereX Corp. Class A	3,550	18,034
*Nvidia Corp.	27,733	254,866

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
O.I. Corp.	2,434	$18,815
*Occam Networks, Inc.	24,829	157,912
*Oclaro, Inc.	1,489	18,359
*OmniVision Technologies, Inc.	48,661	1,085,627
*ON Semiconductor Corp.	56,713	382,813
*Online Resources Corp.	23,724	97,268
*Onvia, Inc.	3,863	13,289
*Openwave Systems, Inc.	40,142	81,488
*Oplink Communications, Inc.	26,693	430,024
OPNET Technologies, Inc.	18,154	276,667
*Opnext, Inc.	30,784	55,411
*Optical Cable Corp.	4,608	13,778
*Orbcomm, Inc.	28,348	53,011
*OSI Systems, Inc.	18,552	515,560
#*Overland Storage, Inc.	100	166
*PAR Technology Corp.	10,380	62,072
*Parametric Technology Corp.	13,187	236,575
Park Electrochemical Corp.	16,800	460,992
#*ParkerVision, Inc.	2,838	2,498
*PC Connection, Inc.	22,511	155,551
*PC Mall, Inc.	11,700	49,491
*PC-Tel, Inc.	23,419	148,242
*PDF Solutions, Inc.	17,801	72,984
#Pegasystems, Inc.	14,855	456,940
*Perceptron, Inc.	3,784	17,823
*Perficient, Inc.	29,328	253,687
*Performance Technologies, Inc.	10,667	24,001
*Pericom Semiconductor Corp.	26,855	245,455
*Pervasive Software, Inc.	16,262	78,058
*Phoenix Technologies, Ltd.	6,909	21,349
#*Photronics, Inc.	48,400	218,768
*Pinnacle Data Systems, Inc.	100	120
*Pixelworks, Inc.	4,700	15,557
*Planar Systems, Inc.	13,251	31,140
#Plantronics, Inc.	32,784	982,536
*Plexus Corp.	33,917	990,376
#*PLX Technology, Inc.	26,368	100,726
*PMC - Sierra, Inc.	71,200	576,720
*Polycom, Inc.	32,625	968,310
#Power Integrations, Inc.	9,999	353,465
*Presstek, Inc.	32,958	87,009
—*Price Communications Liquidation Trust	8,600	1,175
*Procera Networks, Inc.	169	100
*Progress Software Corp.	23,582	705,102
*PROS Holdings, Inc.	1,000	7,070
QAD, Inc.	20,426	85,176
*QLogic Corp.	13,000	206,960
Qualstar Corp.	6,493	11,558
#*Quest Software, Inc.	39,204	790,353
*QuickLogic Corp.	10,500	36,015
#*Rackspace Hosting, Inc.	600	11,220
*Radiant Systems, Inc.	24,420	347,008
*RadiSys Corp.	28,904	285,282
*RAE Systems, Inc.	1,260	934
*Rainmaker Systems, Inc.	3,513	4,180
*Rambus, Inc.	9,366	184,042
*Ramtron International Corp.	9,745	33,620
*RealNetworks, Inc.	115,830	384,556
#*Red Hat, Inc.	6,300	202,545
*Reis, Inc.	9,379	62,933
*Relm Wireless Corp.	7,900	19,118

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Renaissance Learning, Inc.	8,754	$121,681
*RF Industries, Ltd.	320	1,718
*RF Micro Devices, Inc.	58,300	243,111
Richardson Electronics, Ltd.	12,600	120,330
#*RightNow Technologies, Inc.	9,430	149,183
*Rimage Corp.	10,312	174,067
#*Riverbed Technology, Inc.	5,500	203,995
*Rofin-Sinar Technologies, Inc.	22,100	465,426
*Rogers Corp.	14,000	433,300
#*Rovi Corp.	11,657	518,736
#*Rubicon Technology, Inc.	9,918	300,020
*Rudolph Technologies, Inc.	27,193	234,948
*S1 Corp.	62,365	366,083
*Saba Software, Inc.	17,496	85,905
#*SAIC, Inc.	15,300	254,439
*Salary.com, Inc.	6,270	18,434
*Sandisk Corp.	90,011	3,933,481
#*Sanmina-SCI Corp.	42,153	529,863
Sapient Corp.	38,602	424,622
*SAVVIS, Inc.	12,335	217,466
*ScanSource, Inc.	20,630	568,975
*Scientific Learning Corp.	3,410	17,800
*SeaChange International, Inc.	39,662	355,372
*Seagate Technology	14,957	187,710
*Semtech Corp.	28,969	503,481
*ShoreTel, Inc.	24,451	122,255
#*Sigma Designs, Inc.	18,036	184,689
#*Silicon Graphics International Corp.	26,818	209,180
*Silicon Image, Inc.	62,912	268,005
#*Silicon Laboratories, Inc.	7,100	284,355
*Simulations Plus, Inc.	1,800	4,320
*Skyworks Solutions, Inc.	49,591	869,330
*Smart Modular Technologies (WWH), Inc.	56,519	305,768
*Smith Micro Software, Inc.	28,580	280,941
Solera Holdings, Inc.	6,600	250,668
#*Sonic Solutions, Inc.	25,899	203,825
*Sonus Networks, Inc.	21,000	60,480
*Soundbite Communications, Inc.	3,109	8,861
*Sourcefire, Inc.	13,276	283,310
*Spark Networks, Inc.	9,135	30,328
*Spectrum Control, Inc.	13,864	209,208
*SRA International, Inc.	37,348	829,873
*SRS Labs, Inc.	14,366	133,604
*Stamps.com, Inc.	13,700	149,878
*Standard Microsystems Corp.	20,324	447,534
*StarTek, Inc.	13,585	62,763
#*STEC, Inc.	31,217	486,985
#*Stratasys, Inc.	19,477	442,323
#*Stream Global Services, Inc.	2,237	9,888
*SuccessFactors, Inc.	7,871	159,860
*Super Micro Computer, Inc.	26,465	382,155
#*SuperMedia, Inc.	82	1,729
#*Supertex, Inc.	11,446	296,909
*Support.com, Inc.	47,103	194,535
—*Sybase, Inc.	12,500	812,500
Sycamore Networks, Inc.	30,835	717,839
*Symantec Corp.	27,910	361,993
*Symmetricom, Inc.	39,260	209,256
#*Synaptics, Inc.	7,200	225,360
*Synchronoss Technologies, Inc.	14,447	281,572
*SYNNEX Corp.	35,900	947,401

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Synopsys, Inc.	24,655	$538,465
Syntel, Inc.	4,100	169,166
#*Take-Two Interactive Software, Inc.	55,138	565,164
*Taleo Corp.	10,262	252,445
*Tech Data Corp.	57,641	2,280,278
Technitrol, Inc.	25,968	103,612
*TechTarget, Inc.	18,698	108,261
*TechTeam Global, Inc.	11,819	72,805
*Tekelec	46,144	652,476
*TeleCommunication Systems, Inc.	26,300	94,417
*TeleTech Holdings, Inc.	13,280	184,592
Tellabs, Inc.	426,210	2,974,946
*Telular Corp.	8,777	27,648
*Teradata Corp.	4,300	136,740
#*Teradyne, Inc.	44,410	477,852
#*Terremark Worldwide, Inc.	31,083	279,125
Tessco Technologies, Inc.	10,869	153,470
*Tessera Technologies, Inc.	33,184	563,464
#Texas Instruments, Inc.	1,649	40,714
TheStreet.com, Inc.	24,770	75,796
#*THQ, Inc.	61,160	278,890
#*TIBCO Software, Inc.	59,289	803,959
*Tier Technologies, Inc.	16,183	106,322
#*TiVo, Inc.	18,763	160,987
*TNS, Inc.	5,458	107,250
*Tollgrade Communications, Inc.	10,035	66,733
Total System Services, Inc.	10,649	158,777
*Transact Technologies, Inc.	5,540	39,002
*TranSwitch Corp.	1,232	2,914
*Travelzoo, Inc.	4,977	77,442
*Trident Microsystems, Inc.	19,100	34,189
*Trimble Navigation, Ltd.	6,780	192,349
*Trio-Tech International	400	1,602
*Triquint Semiconductor, Inc.	120,390	834,303
*TSR, Inc.	1,444	3,206
*TTM Technologies, Inc.	39,159	401,380
Tyco Electronics, Ltd.	12,500	337,500
#*Tyler Technologies, Inc.	15,947	262,009
#*Ultimate Software Group, Inc.	3,990	128,717
*Ultra Clean Holdings, Inc.	15,573	168,656
*Ultratech, Inc.	21,400	386,698
*Unica Corp.	18,792	167,625
#*Unisys Corp.	840	22,688
United Online, Inc.	64,305	406,408
*Universal Display Corp.	7,700	158,697
*UTStarcom, Inc.	40,812	86,930
#*ValueClick, Inc.	35,600	389,820
*Varian Semiconductor Equipment Associates, Inc.	7,198	203,415
#*Veeco Instruments, Inc.	21,731	940,952
*VeriFone Systems, Inc.	14,005	306,429
*VeriSign, Inc.	7,900	222,385
#*Vertro, Inc.	10,118	5,464
#*Viasat, Inc.	20,426	738,196
*Viasystems Group, Inc.	2,283	35,204
*Vicon Industries, Inc.	1,600	6,944
*Video Display Corp.	5,295	22,239
#*Virage Logic Corp.	20,480	244,736
#Virnetx Holding Corp.	8,400	51,660
*Virtusa Corp.	21,016	224,031
Visa, Inc.	16,208	1,188,857
#*Vishay Intertechnology, Inc.	264,417	2,244,900

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*VistaPrint NV	7,396	$244,438
*Vocus, Inc.	4,066	66,235
*Volterra Semiconductor Corp.	9,300	209,436
Wayside Technology Group, Inc.	4,672	46,767
*Web.com Group, Inc.	29,853	98,813
*WebMD Health Corp.	197	9,115
*Websense, Inc.	8,866	164,553
*Western Digital Corp.	11,683	308,314
*Winland Electronics, Inc.	300	238
*Wireless Ronin Technologies, Inc.	1,773	2,748
Wireless Xcessories Group, Inc.	1,600	1,728
*WPCS International, Inc.	2,800	6,944
*Wright Express Corp.	6,874	240,521
Xerox Corp.	278,151	2,709,191
#Xilinx, Inc.	13,183	368,069
#*X-Rite, Inc.	10,486	38,798
*Yahoo!, Inc.	92,799	1,288,050
*Zebra Technologies Corp. Class A	6,400	175,616
*Zix Corp.	20,895	47,641
*Zoran Corp.	42,700	367,220
*Zygo Corp.	14,280	118,238

Total Information Technology		187,433,534

Materials — (4.5%)
A. Schulman, Inc.	25,052	490,769
*A.M. Castle & Co.	21,400	316,078
*AEP Industries, Inc.	3,434	99,243
Air Products & Chemicals, Inc.	5,600	406,448
Airgas, Inc.	7,100	463,559
AK Steel Holding Corp.	10,283	143,859
Albemarle Corp.	12,074	526,668
#Alcoa, Inc.	124,009	1,385,181
#Allegheny Technologies, Inc.	4,173	198,677
#AMCOL International Corp.	15,200	455,392
*American Pacific Corp.	4,672	22,192
American Vanguard Corp.	18,824	160,945
AptarGroup, Inc.	13,500	581,445
*Arabian American Development Co.	11,894	29,497
Arch Chemicals, Inc.	19,500	668,265
Ashland, Inc.	54,786	2,785,868
Balchem Corp.	8,962	237,058
Ball Corp.	8,100	471,744
Bemis Co., Inc.	21,853	654,716
*Boise, Inc.	71,775	429,932
*Brush Engineered Materials, Inc.	18,800	448,380
*Buckeye Technologies, Inc.	34,477	391,314
Cabot Corp.	18,576	547,992
*Calgon Carbon Corp.	20,700	274,068
Carpenter Technology Corp.	30,815	1,076,984
Celanese Corp. Class A	2,400	67,416
#*Century Aluminum Co.	63,300	660,219
CF Industries Holdings, Inc.	2,548	206,872
*Clearwater Paper Corp.	6,889	424,569
Cliffs Natural Resources, Inc.	10,422	589,573
#*Coeur d’Alene Mines Corp.	57,910	881,969
*Commercial Metals Co.	52,470	755,043
Compass Minerals International, Inc.	3,600	254,484
*Continental Materials Corp.	20	231
*Core Molding Technologies, Inc.	3,400	19,074
*Crown Holdings, Inc.	7,500	208,725
Cytec Industries, Inc.	38,430	1,918,426

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Deltic Timber Corp.	7,200	$329,616
Domtar Corp.	32,535	1,903,298
Dow Chemical Co. (The)	67,944	1,856,910
E.I. du Pont de Nemours & Co.	8,400	341,628
#Eagle Materials, Inc.	20,911	511,483
Eastman Chemical Co.	5,600	350,784
*Ferro Corp.	46,398	495,067
#*Flotek Industries, Inc.	8,292	9,702
FMC Corp.	4,300	268,707
Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	493,912
Friedman Industries, Inc.	10,403	58,257
#*General Moly, Inc.	62,224	206,584
#*Georgia Gulf Corp.	516	7,921
*Globe Specialty Metals, Inc.	1,326	15,289
*Graphic Packaging Holding Co.	184,274	644,959
Greif, Inc. Class A	8,800	524,744
#Greif, Inc. Class B	4,916	281,933
H.B. Fuller Co.	41,000	838,040
#Hawkins, Inc.	8,643	280,552
Haynes International, Inc.	10,627	357,705
*Headwaters, Inc.	54,700	189,262
#*Hecla Mining Co.	170,050	840,047
*Horsehead Holding Corp.	35,597	272,673
Huntsman Corp.	98,341	1,029,630
Innophos Holdings, Inc.	20,319	595,550
*Innospec, Inc.	19,600	215,600
International Flavors & Fragrances, Inc.	1,100	49,918
International Paper Co.	127,026	3,074,029
#*Intrepid Potash, Inc.	400	9,680
Kaiser Aluminum Corp.	17,783	729,103
*KapStone Paper & Packaging Corp.	35,807	409,632
KMG Chemicals, Inc.	8,916	135,256
Koppers Holdings, Inc.	3,823	94,963
*Kronos Worldwide, Inc.	20,353	474,428
*Landec Corp.	28,448	183,490
*Limoneira Co.	722	13,169
*Louisiana-Pacific Corp.	108,638	790,885
*LSB Industries, Inc.	16,844	244,070
Lubrizol Corp.	5,809	543,083
#Martin Marietta Materials, Inc.	1,000	85,400
MeadWestavco Corp.	151,161	3,621,818
#*Mercer International, Inc.	28,463	152,846
#*Metalline Mining Co.	3,700	2,923
Minerals Technologies, Inc.	16,140	842,024
*Mines Management, Inc.	11,343	17,582
*Mod-Pac Corp.	1,400	5,852
Mosaic Co. (The)	5,700	271,605
Myers Industries, Inc.	29,971	237,071
Nalco Holding Co.	17,300	421,947
Neenah Paper, Inc.	12,600	226,044
NewMarket Corp.	3,700	396,603
Newmont Mining Corp.	16,000	894,400
NL Industries, Inc.	38,822	328,434
*Northern Technologies International Corp.	2,112	28,533
Nucor Corp.	13,721	537,040
Olin Corp.	35,739	725,502
#Olympic Steel, Inc.	10,092	256,640
*OM Group, Inc.	27,200	734,400
*Omnova Solutions, Inc.	14,430	112,554
*Owens-Illinois, Inc.	11,028	304,924
P.H. Glatfelter Co.	40,220	459,715

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Packaging Corp. of America	21,628	$519,072
*Pactiv Corp.	10,900	331,578
*Penford Corp.	11,940	66,148
*PolyOne Corp.	85,702	883,588
PPG Industries, Inc.	5,100	354,297
Quaker Chemical Corp.	9,600	338,496
*Ready Mix, Inc.	1,400	2,450
Reliance Steel & Aluminum Co.	32,479	1,275,775
*Rock of Ages Corp.	1,587	6,404
Rock-Tenn Co. Class A	13,946	742,206
*Rockwood Holdings, Inc.	29,600	864,616
Royal Gold, Inc.	6,977	307,895
RPM International, Inc.	30,156	566,028
*RTI International Metals, Inc.	25,100	712,338
#Schnitzer Steel Industries, Inc. Class A	11,000	504,020
Schweitzer-Maudoit International, Inc.	15,888	840,952
#Scotts Miracle-Gro Co. Class A (The)	5,700	275,025
Sealed Air Corp.	21,450	463,964
*Senomyx, Inc.	20,144	89,842
Sensient Technologies Corp.	38,600	1,137,156
#Sigma-Aldrich Corp.	3,466	194,443
Silgan Holdings, Inc.	6,735	191,409
*Solitario Exploration & Royalty Corp.	1,300	2,483
*Solutia, Inc.	21,100	297,721
Sonoco Products Co.	22,100	722,670
*Spartech Corp.	26,974	282,148
Steel Dynamics, Inc.	25,780	369,170
Stepan Co.	7,000	462,070
#*Stillwater Mining Co.	66,500	915,705
Synalloy Corp.	9,022	83,454
Temple-Inland, Inc.	76,773	1,540,066
#Texas Industries, Inc.	20,976	696,403
*Titanium Metals Corp.	10,437	231,075
*U.S. Concrete, Inc.	14,006	1,611
*U.S. Gold Corp.	99,522	492,634
*United States Lime & Minerals, Inc.	4,956	211,720
#United States Steel Corp.	33,580	1,488,601
*Universal Stainless & Alloy Products, Inc.	5,380	122,772
Valhi, Inc.	8,200	114,554
Valspar Corp.	69,104	2,170,557
*Verso Paper Corp.	1,365	4,095
Vulcan Materials Co.	5,294	239,501
Walter Energy, Inc.	7,300	520,490
*Wausau Paper Corp.	45,012	307,432
#Westlake Chemical Corp.	74,956	1,854,411
Weyerhaeuser Co.	43,033	697,995
Worthington Industries, Inc.	61,599	882,714
*WR Grace & Co.	6,200	159,154
Zep, Inc.	5,835	111,098
*Zoltek Cos., Inc.	26,724	279,266

Total Materials		75,517,563

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	3,915	—
—*Softbrands, Inc. Escrow Shares	5,800	—
—*Voyager Learning Co. Escrow Shares	5,149	—

Total Other		—

Telecommunication Services — (2.1%)
*AboveNet, Inc.	2,951	156,993
#Alaska Communications Systems Group, Inc.	10,400	96,304

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
*Arbinet Corp.	125	$1,001
AT&T, Inc.	631,080	16,370,215
Atlantic Tele-Network, Inc.	12,094	540,723
#*Cbeyond, Inc.	5,141	78,297
CenturyLink, Inc.	40,908	1,457,143
*Cincinnati Bell, Inc.	40,400	119,584
*Cogent Communications Group, Inc.	19,211	165,599
Consolidated Communications Holdings, Inc.	20,794	363,063
*Crown Castle International Corp.	17,600	695,376
#*FiberTower Corp.	684	3,263
#Frontier Communications Corp.	58,461	446,642
*General Communications, Inc. Class A	42,291	358,628
*Global Crossing, Ltd.	11,695	135,311
HickoryTech Corp.	9,349	71,707
*IDT Corp.	100	1,516
*IDT Corp. Class B	11,609	214,999
#*Leap Wireless International, Inc.	29,552	351,373
#*MetroPCS Communications, Inc.	41,423	370,736
*Neutral Tandem, Inc.	3,730	39,911
*NII Holdings, Inc.	3,880	145,345
NTELOS Holdings Corp.	12,643	236,551
*PAETEC Holding Corp.	34,800	136,764
*Premiere Global Services, Inc.	37,108	232,296
#*SBA Communications Corp.	3,000	108,540
Shenandoah Telecommunications Co.	14,343	279,402
*Sprint Nextel Corp.	376,860	1,722,250
*SureWest Communications	11,242	76,558
*Syniverse Holdings, Inc.	48,570	1,084,568
Telephone & Data Systems, Inc.	31,224	1,065,675
Telephone & Data Systems, Inc. Special Shares	34,344	1,030,663
*tw telecom, inc.	4,582	86,691
*United States Cellular Corp.	10,218	480,553
USA Mobility, Inc.	23,864	353,903
Verizon Communications, Inc.	187,987	5,462,902
Warwick Valley Telephone Co.	3,804	52,876
#Windstream Corp.	45,382	517,355
*Xeta Corp.	4,400	13,860

Total Telecommunication Services		35,125,136

Utilities — (1.3%)
*AES Corp.	50,000	515,500
AGL Resources, Inc.	6,800	258,400
ALLETE, Inc.	7,800	281,268
Alliant Energy Corp.	700	24,192
American States Water Co.	4,325	152,586
#Aqua America, Inc.	7,761	151,262
Artesian Resources Corp.	1,822	33,343
Atmos Energy Corp.	8,282	240,178
Avista Corp.	13,600	284,512
Black Hills Corp.	8,922	284,790
#*Cadiz, Inc.	3,366	44,398
California Water Service Group	7,689	273,344
*Calpine Corp.	145,000	1,957,500
CenterPoint Energy, Inc.	1,100	15,653
Central Vermont Public Service Corp	6,594	140,057
#CH Energy Group, Inc.	6,000	250,800
Chesapeake Utilities Corp.	2,836	94,269
Cleco Corp.	9,000	256,950
#CMS Energy Corp.	19,300	307,256
Connecticut Water Services, Inc.	3,934	91,269
*Consolidated Water Co., Ltd.	2,178	26,223

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Delta Natural Gas Co., Inc.	929	$27,638
DPL, Inc.	4,700	118,957
*Dynegy, Inc.	45,712	162,278
*El Paso Electric Co.	10,600	227,900
Empire District Electric Co.	8,300	163,095
Energen Corp.	2,500	111,100
*Environmental Power Corp.	1,800	72
Gas Natural, Inc.	976	11,439
Great Plains Energy, Inc.	11,477	205,897
Hawaiian Electric Industries, Inc.	7,998	188,353
IDACORP, Inc.	6,730	237,031
#Integrys Energy Group, Inc.	6,907	327,046
ITC Holdings Corp.	5,500	312,070
Laclede Group, Inc.	5,586	195,175
Maine & Maritimes Corp.	2,508	111,857
MGE Energy, Inc.	5,519	206,797
Middlesex Water Co.	14,200	235,010
#*Mirant Corp.	110,741	1,214,829
National Fuel Gas Co.	2,800	134,540
New Jersey Resources Corp.	7,080	264,296
#Nicor, Inc.	5,100	223,329
Northeast Utilities, Inc.	5,500	153,120
Northwest Natural Gas Co.	5,700	270,237
NorthWestern Corp.	8,700	245,340
*NRG Energy, Inc.	89,707	2,034,555
#NSTAR	7,800	289,848
NV Energy, Inc.	18,387	233,515
OGE Energy Corp.	5,300	210,092
Oneok, Inc.	900	41,877
#Ormat Technologies, Inc.	9,440	262,621
Pennichuck Corp.	3,658	82,305
#Piedmont Natural Gas Co.	6,300	167,706
Pinnacle West Capital Corp.	7,400	281,866
PNM Resources, Inc.	20,600	243,698
Portland General Electric Co.	10,700	204,370
Public Service Enterprise Group, Inc.	51,555	1,696,160
Questar Corp.	10,458	172,034
RGC Resources, Inc.	200	6,200
*RRI Energy, Inc.	237,554	938,338
SJW Corp.	16,500	410,685
#South Jersey Industries, Inc.	6,354	296,859
Southwest Gas Corp.	10,054	323,437
Southwest Water Co.	5,681	61,639
#TECO Energy, Inc.	16,300	266,342
UGI Corp.	9,400	253,424
UIL Holdings Corp.	6,337	172,683
Unisource Energy Corp.	8,000	258,240
Unitil Corp.	9,354	204,385
Vectren Corp.	7,293	180,648
Westar Energy, Inc.	9,300	222,084
WGL Holdings, Inc.	6,200	223,696
York Water Co.	3,220	47,688

Total Utilities		20,818,151

TOTAL COMMON STOCKS		1,422,810,356

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	6,200	—
—*Contra Pharmacopeia Contingent Value Rights	9,274	—
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	4,186	3,474
—*TIB Financial Corp. Rights 07/12/10	19,260	5,585

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
*Valley National Bancorp Warrants 06/30/15	106	$350

TOTAL RIGHTS/WARRANTS		9,409

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $9,255,000 FHLMC 5.00%, 10/15/24, valued at $10,249,913) to be repurchased at $10,095,160	$10,095	10,095,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.1%)
§@DFA Short Term Investment Fund	232,500,457	232,500,457
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $4,253,272 FNMA 4.500%, 05/01/23, valued at $2,414,081) to be repurchased at $2,343,808	$2,344	2,343,767

TOTAL SECURITIES LENDING COLLATERAL		234,844,224

TOTAL INVESTMENTS — (100.0%) (Cost $1,734,682,203)##		$1,667,758,989

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$226,750,809	—	—	$226,750,809
Consumer Staples	68,695,505	—	—	68,695,505
Energy	131,831,865	—	—	131,831,865
Financials	360,203,043	—	—	360,203,043
Health Care	119,966,914	$305,262	—	120,272,176
Industrials	196,162,574	—	—	196,162,574
Information Technology	186,619,859	813,675	—	187,433,534
Materials	75,517,563	—	—	75,517,563
Other	—	—	—	—
Telecommunication Services	35,125,136	—	—	35,125,136
Utilities	20,818,151	—	—	20,818,151
Rights/Warrants	350	9,059	—	9,409
Temporary Cash Investments	—	10,095,000	—	10,095,000
Securities Lending Collateral	—	234,844,224	—	234,844,224

TOTAL	$1,421,691,769	$246,067,220	—	$1,667,758,989

See accompanying Notes to Schedules of Investments.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (83.9%)
Consumer Discretionary — (14.6%)
*1-800-FLOWERS.COM, Inc.	70,584	$157,402
*4Kids Entertainment, Inc.	241,319	173,750
*99 Cents Only Stores	195,002	3,240,933
#Aaron’s, Inc.	195,568	3,551,515
Aaron’s, Inc. Class A	23,212	340,056
*AC Moore Arts & Crafts, Inc.	218,047	536,396
Acme United Corp.	7,700	77,539
*AFC Enterprises, Inc.	71,599	678,043
*AH Belo Corp.	50,660	392,108
*Aldila, Inc.	71,403	293,466
*All American Group, Inc.	281,012	165,797
*Alloy, Inc.	37,874	359,424
Ambassadors Group, Inc.	53,364	605,148
Amcon Distributing Co.	2,269	135,936
#*American Apparel, Inc.	183,064	294,733
#*American Axle & Manufacturing Holdings, Inc.	193,246	1,799,120
*American Biltrite, Inc.	3,955	14,752
#American Greetings Corp. Class A	50,900	1,042,941
#*American Public Education, Inc.	50,671	2,262,967
*America’s Car-Mart, Inc.	30,685	714,347
#*Amerigon, Inc.	60,291	596,881
#Ameristar Casinos, Inc.	162,023	2,556,723
*AnnTaylor Stores Corp.	164,575	2,886,646
#Arbitron, Inc.	82,399	2,381,331
*Arctic Cat, Inc.	43,481	432,636
Ark Restaurants Corp.	16,661	222,424
*Asbury Automotive Group, Inc.	162,017	2,180,749
*Ascent Media Corp.	17,685	491,643
*Atrinsic, Inc.	132,564	105,388
*Audiovox Corp. Class A	171,582	1,278,286
*Bakers Footwear Group, Inc.	24,144	13,279
*Ballantyne Strong, Inc.	39,675	306,291
#Barnes & Noble, Inc.	155,416	2,015,746
*Bassett Furniture Industries, Inc.	171,798	826,348
*Beasley Broadcast Group, Inc.	72,753	405,234
#*Beazer Homes USA, Inc.	194,160	821,297
bebe stores, inc.	240,145	1,428,863
*Belo Corp.	255,699	1,546,979
*Benihana, Inc.	5,351	36,226
*Benihana, Inc. Class A	12,700	79,502
Big 5 Sporting Goods Corp.	60,163	826,640
*Biglari Holdings, Inc.	5,179	1,504,500
#*BJ’s Restaurants, Inc.	98,114	2,501,907
#*Blockbuster, Inc. Class A	1,039,439	187,099
#*Blue Nile, Inc.	36,800	1,873,120
*Bluegreen Corp.	89,376	263,659
Blyth, Inc.	24,621	973,761
Bob Evans Farms, Inc.	96,838	2,539,092
*Bon-Ton Stores, Inc. (The)	129,659	1,239,540
Books-A-Million, Inc.	40,035	259,427
*Borders Group, Inc.	155,476	206,783
Bowl America, Inc. Class A	6,628	88,815
#*Boyd Gaming Corp.	224,004	1,895,074
Brinker International, Inc.	256,406	4,030,702
#*Broadview Institute, Inc.	200	530
#*Brookfield Homes Corp.	78,677	586,144
Brown Shoe Co., Inc.	224,000	3,274,880
#Brunswick Corp.	221,064	3,740,403

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#Buckle, Inc.	130,650	$3,599,408
*Buffalo Wild Wings, Inc.	49,043	2,091,194
*Build-A-Bear-Workshop, Inc.	57,349	346,961
*Cabela’s, Inc.	189,526	2,954,710
*Cache, Inc.	39,859	205,672
*California Coastal Communities, Inc.	132,938	215,360
*California Pizza Kitchen, Inc.	68,759	1,233,536
#Callaway Golf Co.	199,200	1,344,600
*Cambium Learning Group, Inc.	63,078	218,250
*Canterbury Park Holding Corp.	10,475	88,618
#*Capella Education Co.	46,993	4,366,590
*Caribou Coffee Co., Inc.	56,004	594,762
*Carmike Cinemas, Inc.	179,675	1,313,424
*Carriage Services, Inc.	155,534	727,899
*Carrols Restaurant Group, Inc.	86,324	447,158
#*Carter’s, Inc.	130,594	3,165,599
*Casual Male Retail Group, Inc.	133,578	462,180
Cato Corp. Class A	77,968	1,815,095
*Cavco Industries, Inc.	18,266	640,406
*CEC Entertainment, Inc.	86,216	2,994,282
#*Charles & Colvard, Ltd.	54,978	149,540
*Charming Shoppes, Inc.	311,669	1,396,277
#*Cheesecake Factory, Inc.	169,100	3,963,704
Cherokee, Inc.	23,836	467,901
#*Children’s Place Retail Stores, Inc. (The)	77,663	3,250,197
Christopher & Banks Corp.	100,248	740,833
*Chromcraft Revington, Inc.	22,839	55,499
Churchill Downs, Inc.	39,310	1,429,705
Cinemark Holdings, Inc.	242,757	3,541,825
*Citi Trends, Inc.	41,543	1,304,035
*CKX, Inc.	105,718	553,962
#*Clarus Corp.	32,100	218,440
*Coast Distribution System, Inc.	46,830	189,662
*Cobra Electronics Corp.	500	1,340
#*Coinstar, Inc.	85,616	3,895,528
*Coldwater Creek, Inc.	221,713	869,115
#*Collective Brands, Inc.	173,771	2,783,811
Collectors Universe, Inc.	60,699	790,908
#Columbia Sportswear Co.	80,659	3,953,098
*Comstock Homebuilding Companies, Inc.	4,766	7,149
#*Conn’s, Inc.	66,784	351,284
Cooper Tire & Rubber Co.	234,201	5,061,084
*Core-Mark Holding Co., Inc.	29,931	913,494
#*Corinthian Colleges, Inc.	206,637	1,880,397
*Cosi, Inc.	4,600	3,864
*Cost Plus, Inc.	82,825	284,090
CPI Corp.	26,161	649,839
#Cracker Barrel Old Country Store, Inc.	65,974	3,231,407
*Craftmade International, Inc.	15,198	87,388
#*Crocs, Inc.	221,935	2,847,426
#*Crown Media Holdings, Inc.	54,717	111,623
CSS Industries, Inc.	28,400	511,768
*Culp, Inc.	35,401	368,878
#*Cumulus Media, Inc.	854,071	2,587,835
*Cybex International, Inc.	400	692
*Daily Journal Corp.	200	14,494
*Dana Holding Corp.	363,923	4,323,405
#*Deckers Outdoor Corp.	107,700	5,480,853
*Decorator Industries, Inc.	19,872	27,423
*dELiA*s, Inc.	28,201	40,891
*Delta Apparel, Inc.	14,180	209,439

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Destination Maternity Corp.	16,213	$501,792
Dillard’s, Inc.	167,616	3,878,634
#*DineEquity, Inc.	63,288	2,307,480
*Dixie Group, Inc.	114,811	377,728
*Dolan Media Co.	83,608	977,378
*Domino’s Pizza, Inc.	165,384	2,115,261
*Dorman Products, Inc.	48,796	1,138,899
Dover Downs Gaming & Entertainment, Inc.	43,715	146,008
*Dover Motorsports, Inc.	58,912	94,848
*Dress Barn, Inc. (The)	66,314	1,637,956
#*Drew Industries, Inc.	61,600	1,301,608
*drugstore.com, inc.	271,470	749,257
#*DSW, Inc.	44,600	1,186,806
*Duckwall-ALCO Stores, Inc.	4,953	69,837
*E.W. Scripps Co. (The) Class A	121,478	954,817
#*Eastman Kodak Co.	650,910	2,584,113
*EDCI Holdings, Inc.	20,657	103,905
Educational Development Corp.	14,896	82,747
*Einstein Noah Restaurant Group, Inc.	45,352	526,990
*ELXSI Corp.	1,800	2,250
Emerson Radio Corp.	210,200	472,950
*Emmis Communications Corp. Class A	89,399	175,222
*Empire Resorts, Inc.	86,919	110,387
*Entercom Communications Corp.	93,000	779,340
*Entravision Communications Corp.	181,517	392,077
*Escalade, Inc.	41,465	199,447
#Ethan Allen Interiors, Inc.	91,334	1,401,064
*Ever-Glory International Group, Inc.	1,580	4,203
*Exide Technologies	173,723	1,045,812
*Famous Dave’s of America, Inc.	24,464	195,467
*Federal Screw Works	1,562	5,030
*Federal-Mogul Corp.	137,531	2,467,306
Finish Line, Inc. Class A	185,010	2,647,493
*Fisher Communications, Inc.	21,010	371,877
*Flanigan’s Enterprises, Inc.	5,680	35,784
Flexsteel Industries, Inc.	17,752	199,000
Foot Locker, Inc.	4,257	57,853
*Footstar, Inc.	22,800	10,203
*Frederick’s of Hollywood Group, Inc.	3,755	3,455
Fred’s, Inc.	108,797	1,179,359
Frisch’s Restaurants, Inc.	22,210	436,426
#*Fuel Systems Solutions, Inc.	43,201	1,313,742
*Full House Resorts, Inc.	23,824	75,760
*Furniture Brands International, Inc.	175,356	967,965
Gaiam, Inc.	46,958	281,748
*GameTech International, Inc.	12,400	7,440
Gaming Partners International Corp.	8,834	59,364
*Gaylord Entertainment Co.	131,878	3,823,143
*Genesco, Inc.	66,700	1,820,243
*G-III Apparel Group, Ltd.	53,439	1,378,726
*Global Traffic Network, Inc.	15,066	84,370
*Golfsmith International Holdings, Inc.	2,492	8,822
*Gray Television, Inc.	143,101	372,063
*Gray Television, Inc. Class A	27,139	67,305
*Great Wolf Resorts, Inc.	227,308	504,624
#*Group 1 Automotive, Inc.	86,634	2,401,494
#*Gymboree Corp.	83,700	3,624,210
*Hallwood Group, Inc.	1,056	34,003
*Hampshire Group, Ltd.	8,000	36,400
*Harris Interactive, Inc.	1,008,708	1,018,795
Harte-Hanks, Inc.	178,090	2,008,855

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Hastings Entertainment, Inc.	44,803	$324,822
Haverty Furniture Cos., Inc.	49,900	604,788
Haverty Furniture Cos., Inc. Class A	2,292	27,733
*Hawk Corp.	21,800	637,214
*Heelys, Inc.	25,882	70,140
*Helen of Troy, Ltd.	85,811	2,056,032
#*hhgregg, Inc.	110,391	2,239,833
#*Hibbett Sporting Goods, Inc.	84,355	2,232,877
Hillenbrand, Inc.	174,301	3,850,309
Hooker Furniture Corp.	35,588	420,650
Hot Topic, Inc.	124,636	659,324
#*Hovnanian Enterprises, Inc.	163,669	715,234
*HSN, Inc.	154,914	4,554,472
*Iconix Brand Group, Inc.	202,143	3,327,274
*Image Entertainment, Inc.	62,518	13,754
*Infosonics Corp.	41,850	24,692
*Insignia Systems, Inc.	16,051	97,430
International Speedway Corp.	74,743	1,935,844
*Interval Leisure Group, Inc.	159,218	2,214,722
*iRobot Corp.	70,497	1,435,319
#*Isle of Capri Casinos, Inc.	51,139	429,568
*J. Alexander’s Corp.	16,782	78,959
#*Jack in the Box, Inc.	154,031	3,177,660
*Jackson Hewitt Tax Service, Inc.	63,357	70,326
*Jaclyn, Inc.	2,235	12,538
#*JAKKS Pacific, Inc.	75,375	1,189,418
*Jamba, Inc.	131,828	264,974
*Jo-Ann Stores, Inc.	90,254	3,780,740
*Johnson Outdoors, Inc.	13,555	172,555
Jones Apparel Group, Inc.	244,005	4,255,447
#*Jos. A. Bank Clothiers, Inc.	51,350	3,013,218
*Journal Communications, Inc.	191,973	913,791
#*K12, Inc.	81,259	2,116,797
#KB Home	237,632	2,704,252
*Kenneth Cole Productions, Inc. Class A	28,249	379,384
*Kid Brands, Inc.	208,708	1,736,451
*Kirkland’s, Inc.	55,492	935,595
*Knology, Inc.	102,252	1,155,448
*Kona Grill, Inc.	864	3,093
Koss Corp.	22,904	122,422
*Krispy Kreme Doughnuts, Inc.	188,432	742,422
KSW, Inc.	19,682	60,621
#*K-Swiss, Inc. Class A	73,193	874,656
Lacrosse Footwear, Inc.	28,328	415,855
*Lakeland Industries, Inc.	13,418	120,896
*Lakes Entertainment, Inc.	27,650	69,678
#*Landry’s Restaurants, Inc.	58,000	1,420,420
*Lazare Kaplan International, Inc.	9,600	8,256
*La-Z-Boy, Inc.	181,740	1,555,694
*Leapfrog Enterprises, Inc.	103,937	528,000
*Learning Tree International, Inc.	42,681	495,100
#*Lee Enterprises, Inc.	507,731	1,492,729
*Lennar Corp. Class B Voting	1,189	15,041
*Libbey, Inc.	43,450	543,560
*Liberty Media Corp. Capital Series A	6,623	308,897
*Liberty Media Corp. Capital Series B	1,897	88,372
#*Life Time Fitness, Inc.	108,592	3,948,405
*Lifetime Brands, Inc.	54,658	802,926
*LIN TV Corp. Class A	160,116	936,679
*Lincoln Educational Services Corp.	78,137	1,647,909
Lithia Motors, Inc.	162,170	1,427,096

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Live Nation Entertainment, Inc.	180,926	$1,669,947
#*Liz Claiborne, Inc.	259,770	1,231,310
#*LodgeNet Interactive Corp.	62,564	225,230
*Luby’s, Inc.	261,262	1,358,562
*Lumber Liquidators Holdings, Inc.	76,546	1,899,872
*M/I Homes, Inc.	51,641	544,813
Mac-Gray Corp.	37,243	403,342
*Madison Square Garden, Inc.	25,135	483,597
*Maidenform Brands, Inc.	64,167	1,593,267
Marcus Corp.	58,300	711,260
*Marine Products Corp.	102,780	625,930
*MarineMax, Inc.	77,803	591,303
#*Martha Stewart Living Omnimedia, Inc.	79,156	399,738
#Matthews International Corp. Class A	90,967	3,284,818
*MAXXAM, Inc.	253	205,056
#*McClatchy Co. (The)	159,883	559,590
*McCormick & Schmick’s Seafood Restaurants, Inc.	40,692	321,874
McRae Industries, Inc. Class A	2,500	33,438
#MDC Holdings, Inc.	120,022	3,495,041
*Meade Instruments Corp.	18,323	58,267
*Media General, Inc.	80,211	828,580
*Mediacom Communications Corp.	110,122	808,295
Men’s Wearhouse, Inc. (The)	147,441	2,869,202
Meredith Corp.	101,600	3,225,800
*Meritage Homes Corp.	82,319	1,447,168
*Midas, Inc.	39,150	344,520
*Modine Manufacturing Co.	166,477	1,689,742
*Monarch Casino & Resort, Inc.	45,123	480,560
Monro Muffler Brake, Inc.	58,634	2,406,339
*Morgan’s Foods, Inc.	800	2,840
*Morgans Hotel Group Co.	68,177	505,192
*Morton’s Restaurant Group, Inc.	63,710	311,542
*Motorcar Parts of America, Inc.	17,752	118,583
*Movado Group, Inc.	53,700	610,032
*MTR Gaming Group, Inc.	58,825	127,062
*Multimedia Games, Inc.	224,234	941,783
*Nathan’s Famous, Inc.	18,305	288,670
National CineMedia, Inc.	120,733	2,165,950
National Presto Industries, Inc.	18,437	1,880,390
*Nautilus, Inc.	231,922	459,206
*Navarre Corp.	83,050	210,116
*New Frontier Media, Inc.	3,200	5,216
*New York & Co., Inc.	154,400	344,312
*New York Times Co. Class A (The)	383,977	3,355,959
*Nexstar Broadcasting Group, Inc.	30,446	164,408
*Nobel Learning Communities, Inc.	16,425	115,139
*Nobility Homes, Inc.	13,683	123,147
#Nutri/System, Inc.	87,860	1,718,542
*O’Charley’s, Inc.	70,818	493,601
*Office Depot, Inc.	478,875	2,068,740
*OfficeMax, Inc.	237,518	3,394,132
*Orbitz Worldwide, Inc.	234,358	1,056,955
#*Orient-Express Hotels, Ltd.	226,600	2,064,326
*Orleans Homebuilders, Inc.	167,606	18,437
*Outdoor Channel Holdings, Inc.	51,440	292,179
#*Overstock.com, Inc.	64,300	1,271,211
Oxford Industries, Inc.	94,121	2,108,310
*P & F Industries, Inc. Class A	9,766	21,241
#P.F. Chang’s China Bistro, Inc.	65,836	2,725,610
*Pacific Sunwear of California, Inc.	177,886	718,659
*Palm Harbor Homes, Inc.	245,805	553,061

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Papa John’s International, Inc.	86,762	$2,197,681
#*Peet’s Coffee & Tea, Inc.	37,657	1,530,004
*Penske Automotive Group, Inc.	219,907	3,078,698
Pep Boys - Manny, Moe & Jack (The)	188,286	1,807,546
#*Perfumania Holdings, Inc.	2,175	21,228
*Perry Ellis International, Inc.	72,977	1,633,955
PetMed Express, Inc.	65,365	1,042,572
*Phoenix Footwear Group, Inc.	125,161	48,744
#*Pier 1 Imports, Inc.	682,993	4,774,121
*Pinnacle Entertainment, Inc.	167,395	1,816,236
*Playboy Enterprises, Inc. Class A	1,239	6,746
*Playboy Enterprises, Inc. Class B	68,621	371,240
*Point.360	4,284	7,026
Polaris Industries, Inc.	124,600	7,438,620
#Pool Corp.	137,905	3,051,838
#*Pre-Paid Legal Services, Inc.	39,650	1,945,229
Primedia, Inc.	196,673	593,952
*Princeton Review, Inc.	143,936	358,401
*Q.E.P. Co., Inc.	10,314	134,391
#*Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	75,478
*Quiksilver, Inc.	357,988	1,600,206
#*Radio One, Inc.	1,068,442	1,175,286
#*Raser Technologies, Inc.	85,097	34,132
*RC2 Corp.	97,176	1,608,263
*RCN Corp.	128,631	1,921,747
*Reading International, Inc. Class A	23,403	106,718
*Reading International, Inc. Class B	2,710	20,217
*Red Lion Hotels Corp.	58,900	438,805
#*Red Robin Gourmet Burgers, Inc.	41,198	879,165
#Regis Corp.	158,749	2,417,747
*Rent-A-Center, Inc.	177,675	3,907,073
*Rentrak Corp.	31,013	802,927
*Retail Ventures, Inc.	137,338	1,330,805
*REX American Resources Corp.	22,800	365,940
RG Barry Corp.	30,047	356,057
*Rick’s Cabaret International, Inc.	27,554	211,890
*Riviera Holdings Corp.	10,000	900
*Rockford Corp.	25,270	26,534
*Rocky Brands, Inc.	100,770	803,137
*Rubio’s Restaurants, Inc.	16,295	141,115
#*Ruby Tuesday, Inc.	191,652	1,958,683
*Ruth’s Hospitality Group, Inc.	96,074	388,139
#Ryland Group, Inc. (The)	105,236	1,717,452
*Saga Communications, Inc.	14,957	335,037
#*Saks, Inc.	434,454	3,566,867
*Salem Communications Corp.	141,441	482,314
#*Sally Beauty Holdings, Inc.	492,283	4,656,997
Scholastic Corp.	114,133	2,890,989
*Scientific Games Corp.	195,748	2,072,971
#*Sealy Corp.	250,352	685,964
#*Select Comfort Corp.	152,968	1,193,150
Service Corp. International	334,028	2,845,919
*Shiloh Industries, Inc.	222,539	2,154,178
*Shoe Carnival, Inc.	36,879	776,303
*Shuffle Master, Inc.	144,640	1,271,386
*Shutterfly, Inc.	75,233	1,886,844
*Silverleaf Resorts, Inc.	13,823	13,408
*Sinclair Broadcast Group, Inc. Class A	477,686	2,885,223
#*Skechers U.S.A., Inc. Class A	85,600	3,174,904
Skyline Corp.	48,720	978,298
#*Smith & Wesson Holding Corp.	160,648	618,495

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Sonesta International Hotels Corp. Class A	2,262	$31,430
#*Sonic Automotive, Inc.	101,400	1,002,846
*Sonic Corp.	165,120	1,453,056
Sotheby’s Class A	157,872	4,283,067
*Spanish Broadcasting System, Inc.	466,076	526,666
#Spartan Motors, Inc.	84,706	363,389
*Spectrum Group International, Inc.	91,217	181,066
#Speedway Motorsports, Inc.	101,330	1,390,248
*Sport Chalet, Inc. Class A	29,619	65,754
*Sport Chalet, Inc. Class B	4,108	10,065
Sport Supply Group, Inc.	38,600	522,644
*Sport-Haley, Inc.	2,900	2,668
*Sports Club Co., Inc. (The)	19,000	7,790
Stage Stores, Inc.	136,983	1,506,813
Standard Motor Products, Inc.	154,240	1,511,552
*Standard Pacific Corp.	288,686	1,154,744
*Stanley Furniture, Inc.	25,603	98,059
*Star Buffet, Inc.	2,700	4,698
*Stein Mart, Inc.	111,529	861,004
*Steiner Leisure, Ltd.	41,260	1,753,963
*Steinway Musical Instruments, Inc.	31,650	616,542
*Steven Madden, Ltd.	78,300	3,024,729
Stewart Enterprises, Inc.	247,399	1,328,533
*Stoneridge, Inc.	99,832	1,069,201
*Strattec Security Corp.	11,317	235,733
#Sturm Ruger & Co., Inc.	60,400	845,600
Superior Industries International, Inc.	96,004	1,381,498
*Syms Corp.	34,181	255,332
Systemax, Inc.	103,968	1,700,916
#*Talbots, Inc.	189,496	2,177,309
*Tandy Brands Accessories, Inc.	14,700	54,390
Tandy Leather Factory, Inc.	436	1,875
*Tempur-Pedic International, Inc.	161,981	4,967,957
#*Tenneco, Inc.	167,225	4,615,410
#*Texas Roadhouse, Inc.	192,844	2,599,537
#Thor Industries, Inc.	133,791	3,724,741
*Timberland Co. Class A	149,530	2,634,719
*Town Sports International Holdings, Inc.	78,479	226,804
#Tractor Supply Co.	63,766	4,432,375
*Trans World Entertainment Corp.	481,632	886,203
*True Religion Apparel, Inc.	68,607	1,686,360
*TRW Automotive Holdings Corp.	113,151	3,970,469
#*Tuesday Morning Corp.	169,405	738,606
*Ulta Salon Cosmetics & Fragrance, Inc.	162,865	4,113,970
#*Under Armour, Inc. Class A	94,520	3,550,171
#*Unifi, Inc.	440,534	1,726,893
*Universal Electronics, Inc.	40,253	706,843
*Universal Technical Institute, Inc.	67,520	1,375,382
*US Auto Parts Network, Inc.	82,247	551,055
#*Vail Resorts, Inc.	101,615	3,849,176
*Valassis Communications, Inc.	134,535	4,650,875
Value Line, Inc.	27,212	378,247
*Valuevision Media, Inc.	273,801	501,056
*VCG Holding Corp.	30,155	60,310
#*Volcom, Inc.	65,832	1,071,087
*WABCO Holdings, Inc.	140,934	5,451,327
*Walking Co. Holdings, Inc. (The)	3,061	4,821
*Warner Music Group Corp.	411,543	1,930,137
*Waxman Industries, Inc.	600	1,650
*Wells-Gardner Electronics Corp.	33,126	69,565
*West Marine, Inc.	149,009	1,546,713

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Westwood One, Inc.	1,057	$7,399
*Wet Seal, Inc. (The)	274,678	928,412
Weyco Group, Inc.	52,854	1,337,206
*Williams Controls, Inc.	10,571	84,462
Winmark Corp.	23,399	782,697
#*Winnebago Industries, Inc.	56,254	587,854
#*WisdomTree Investments, Inc.	4,500	9,360
#Wolverine World Wide, Inc.	146,900	4,199,871
#World Wrestling Entertainment, Inc.	69,600	1,116,384
#*Xanadoo Co.	170	98,600
#*Zale Corp.	7,500	13,200
*Zumiez, Inc.	107,428	1,965,932

Total Consumer Discretionary		528,336,099

Consumer Staples — (3.0%)
Alico, Inc.	20,330	495,239
*Alliance One International, Inc.	320,716	1,209,099
Andersons, Inc. (The)	51,560	1,772,117
Arden Group, Inc. Class A	3,581	331,028
B&G Foods, Inc.	133,372	1,529,777
*Boston Beer Co., Inc. Class A	26,900	1,865,784
Bridgford Foods Corp.	14,081	205,160
*Cagle’s, Inc. Class A	13,112	98,733
#Calavo Growers, Inc.	41,933	885,625
#Cal-Maine Foods, Inc.	59,265	1,872,181
Casey’s General Stores, Inc.	137,677	5,266,145
CCA Industries, Inc.	16,864	88,536
*Central Garden & Pet Co.	70,866	737,715
*Central Garden & Pet Co. Class A	174,462	1,763,811
#*Chiquita Brands International, Inc.	130,396	1,914,213
Coca-Cola Bottling Co.	32,986	1,702,078
*Coffee Holding Co., Inc.	12,300	59,778
#*Craft Brewers Alliance, Inc.	21,595	103,440
*Darling International, Inc.	230,818	1,883,475
#Diamond Foods, Inc.	61,088	2,720,860
*Dole Food Co., Inc.	26,337	288,127
*Elizabeth Arden, Inc.	89,282	1,386,549
Farmer Brothers Co.	35,365	596,961
*Fresh Del Monte Produce, Inc.	172,205	3,588,752
*Glacier Water Services, Inc.	3,500	104,142
Golden Enterprises, Inc.	33,756	109,707
#*Great Atlantic & Pacific Tea Co.	134,168	464,221
Griffin Land & Nurseries, Inc. Class A	21,316	642,677
#*Hain Celestial Group, Inc.	114,695	2,415,477
*Harbinger Group, Inc.	30,550	195,520
*Heckmann Corp.	105,870	479,591
#*HQ Sustainable Maritime Industries, Inc.	29,341	124,699
*IGI Labratories, Inc.	934	1,172
#Imperial Sugar Co.	32,081	384,972
Ingles Markets, Inc.	35,259	573,311
Inter Parfums, Inc.	84,822	1,480,144
J & J Snack Foods Corp.	50,617	2,111,235
*John B. Sanfilippo & Son, Inc.	65,007	912,698
*Katy Industries, Inc.	11,399	19,834
#Lancaster Colony Corp.	86,132	4,471,973
Lance, Inc.	84,474	1,784,936
#*Lifeway Foods, Inc.	53,714	562,923
*Mannatech, Inc.	58,760	159,827
#*Medifast, Inc.	43,043	1,301,620
*MGP Ingredients, Inc.	44,628	338,280
Nash-Finch Co.	35,040	1,377,773

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
National Beverage Corp.	128,419	$1,826,118
*Natural Alternatives International, Inc.	20,009	145,465
#*Nature’s Sunshine Products, Inc.	35,884	294,249
#Nu Skin Enterprises, Inc. Class A	180,500	5,140,640
*Nutraceutical International Corp.	29,090	458,168
Oil-Dri Corp. of America	22,055	482,563
*Omega Protein Corp.	48,723	253,360
*Orchids Paper Products Co.	22,317	322,481
*Overhill Farms, Inc.	43,552	226,470
*Pantry, Inc.	62,936	1,132,848
*Parlux Fragrances, Inc.	60,346	136,985
*PC Group, Inc.	33,567	6,210
*Physicians Formula Holdings, Inc.	30,781	108,503
*Pilgrim’s Pride Corp.	118,500	811,725
*Pizza Inn, Inc.	8,932	16,524
*Prestige Brands Holdings, Inc.	162,939	1,339,359
PriceSmart, Inc.	80,145	2,244,060
*Reddy Ice Holdings, Inc.	56,025	196,088
Reliv’ International, Inc.	29,422	68,259
*Revlon, Inc.	116,250	1,457,775
Rocky Mountain Chocolate Factory, Inc.	8,084	76,636
#Ruddick Corp.	127,092	4,505,411
Sanderson Farms, Inc.	63,634	2,974,890
*Scheid Vineyards, Inc.	440	5,500
Schiff Nutrition International, Inc.	42,663	343,437
*Seneca Foods Corp.	22,091	675,543
*Seneca Foods Corp. Class B	2,800	86,828
*Smart Balance, Inc.	209,742	801,214
Spartan Stores, Inc.	60,076	862,691
#*Star Scientific, Inc.	298,495	638,779
Stephan Co. (The)	3,400	10,030
*Susser Holdings Corp.	39,384	473,002
Tasty Baking Co.	123,937	821,702
*Tofutti Brands, Inc.	19,440	62,208
#Tootsie Roll Industries, Inc.	107,466	2,711,367
#*TreeHouse Foods, Inc.	84,076	4,009,584
*United Natural Foods, Inc.	116,913	3,943,475
United-Guardian, Inc.	8,757	98,472
#Universal Corp.	69,300	3,073,455
#*USANA Health Sciences, Inc.	51,660	2,164,554
#Vector Group, Ltd.	192,373	3,645,468
Village Super Market, Inc.	31,088	849,946
WD-40 Co.	46,789	1,701,248
Weis Markets, Inc.	72,085	2,584,247
*Winn-Dixie Stores, Inc.	148,696	1,458,708

Total Consumer Staples		107,628,160

Energy — (4.6%)
#*Abraxas Petroleum Corp.	118,900	350,755
Adams Resources & Energy, Inc.	16,018	336,378
#*Allis-Chalmers Energy, Inc.	317,387	828,380
#Alon USA Energy, Inc.	146,653	1,010,439
#*American Oil & Gas, Inc.	144,105	1,054,849
*Approach Resources, Inc.	55,135	371,610
#*ATP Oil & Gas Corp.	153,347	1,619,344
*Barnwell Industries, Inc.	22,706	64,712
*Basic Energy Services, Inc.	111,433	1,044,127
#Berry Petroleum Corp. Class A	131,909	3,933,526
*Bill Barrett Corp.	128,574	4,548,948
*BioFuel Energy Corp.	57,177	87,481
*Bolt Technology Corp.	25,100	237,446

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Boots & Coots, Inc.	190,500	$567,690
#*BPZ Resources, Inc.	292,805	1,326,407
*Brigham Exploration Co.	247,502	4,271,885
*Bristow Group, Inc.	94,336	3,153,652
*Bronco Drilling Co., Inc.	97,980	372,324
*Cal Dive International, Inc.	249,831	1,479,000
*Callon Petroleum Co.	80,569	464,883
CARBO Ceramics, Inc.	66,655	5,345,731
*Carrizo Oil & Gas, Inc.	74,596	1,462,828
#*Cheniere Energy, Inc.	148,913	425,891
*Clayton Williams Energy, Inc.	33,621	1,496,471
#*Clean Energy Fuels Corp.	30,269	571,479
*Complete Production Services, Inc.	217,721	4,191,129
*Contango Oil & Gas Co.	43,550	1,909,232
*CREDO Petroleum Corp.	21,905	167,792
*Crosstex Energy, Inc.	206,582	1,598,945
*CVR Energy, Inc.	241,333	1,954,797
*Dawson Geophysical Co.	21,194	494,032
Delek US Holdings, Inc.	120,952	907,140
#*Delta Petroleum Corp.	590,451	481,218
DHT Holdings, Inc.	89,435	375,627
*Double Eagle Petroleum Co.	18,872	80,206
*Energy Partners, Ltd.	108,595	1,388,930
*ENGlobal Corp.	79,900	178,177
*Evolution Petroleum Corp.	65,165	368,182
#*Exterran Holdings, Inc.	164,016	4,374,307
*FieldPoint Petroleum Corp.	13,441	40,726
Frontier Oil Corp.	296,246	3,640,863
*FX Energy, Inc.	118,330	416,522
General Maritime Corp.	157,234	878,938
#*Geokinetics, Inc.	23,526	103,750
*GeoMet, Inc.	151,509	153,024
*GeoResources, Inc.	55,209	818,749
*Global Industries, Ltd.	284,295	1,347,558
#*GMX Resources, Inc.	71,765	444,225
#*Goodrich Petroleum Corp.	89,800	1,117,112
*Gran Tierra Energy, Inc.	117,189	653,915
*Green Plains Renewable Energy, Inc.	84,424	781,766
*GreenHunter Energy, Inc.	2,286	1,943
Gulf Island Fabrication, Inc.	39,860	715,886
*Gulfmark Offshore, Inc.	70,714	2,081,820
*Gulfport Energy Corp.	123,771	1,616,449
#*Harvest Natural Resources, Inc.	107,300	890,590
*Helix Energy Solutions Group, Inc.	292,793	2,749,326
*Hercules Offshore, Inc.	275,119	698,802
*HKN, Inc.	57,493	176,504
#Holly Corp.	145,585	3,891,487
#*Hornbeck Offshore Services, Inc.	69,700	1,173,051
#Houston American Energy Corp.	92,016	987,332
#*International Coal Group, Inc.	562,397	2,530,786
*ION Geophysical Corp.	287,650	1,262,784
*James River Coal Co.	75,133	1,315,579
*Key Energy Services, Inc.	343,144	3,314,771
*Kodiak Oil & Gas Corp.	319,866	1,071,551
*L&L Energy, Inc.	76,968	873,587
#*Lucas Energy, Inc.	29,200	63,072
Lufkin Industries, Inc.	83,824	3,446,005
*Magnum Hunter Resources Corp.	69,352	316,245
#*Mariner Energy, Inc.	254,423	6,078,165
*Matrix Service Co.	79,194	767,390
*McMoran Exploration Co.	114,017	1,186,917

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Mexco Energy Corp.	2,060	$13,905
*Mitcham Industries, Inc.	24,283	178,480
#*National Coal Corp.	15,480	12,384
*Natural Gas Services Group, Inc.	33,307	551,231
*Newpark Resources, Inc.	249,200	1,991,108
*Northern Oil & Gas, Inc.	141,886	2,082,886
*OMNI Energy Services Corp.	23,939	64,396
#Overseas Shipholding Group, Inc.	85,139	3,340,003
*OYO Geospace Corp.	16,035	858,193
Panhandle Oil & Gas, Inc.	22,758	680,237
*Parker Drilling Co.	313,221	1,309,264
#*Patriot Coal Corp.	236,194	2,848,500
#Penn Virginia Corp.	116,066	2,205,254
*Petroleum Development Corp.	53,933	1,571,608
#*PetroQuest Energy, Inc.	176,602	1,172,637
*PHI, Inc. Non-Voting	33,400	530,726
*PHI, Inc. Voting	4,339	73,286
*Pioneer Drilling Co.	146,087	967,096
*PostRock Energy Corp.	500	2,480
*Pyramid Oil Co.	10,515	47,633
#*Rentech, Inc.	136,833	133,139
*Rex Energy Corp.	117,917	1,249,920
*Rosetta Resources, Inc.	146,814	3,240,185
#*Royale Energy, Inc.	10,018	20,938
RPC, Inc.	277,500	4,628,700
#*SandRidge Energy, Inc.	434,238	2,562,004
*SEACOR Holdings, Inc.	37,639	3,117,262
*Seahawk Drilling, Inc.	1,322	13,127
Southern Union Co.	1	17
#*Stone Energy Corp.	116,294	1,367,617
*Superior Energy Services, Inc.	156,299	3,562,054
#*Superior Well Services, Inc.	81,293	1,509,611
*Swift Energy Corp.	105,889	2,745,702
*Syntroleum Corp.	140,860	271,860
*T-3 Energy Services, Inc.	36,551	926,933
*Tetra Technologies, Inc.	204,309	2,128,900
*TGC Industries, Inc.	46,257	157,274
*Toreador Resources Corp.	59,871	441,249
#*Trico Marine Services, Inc.	102,266	79,767
#*Tri-Valley Corp.	60,749	55,288
*Union Drilling, Inc.	107,224	635,838
#*Uranium Energy Corp.	144,902	401,379
#*USEC, Inc.	405,363	2,241,657
VAALCO Energy, Inc.	157,200	938,484
#*Venoco, Inc.	139,070	2,617,297
#*Verenium Corp.	11,136	27,729
#*Voyager Oil & Gas, Inc.	13,243	48,999
#W&T Offshore, Inc.	201,636	1,857,068
*Warren Resources, Inc.	198,267	622,558
#*Western Refining, Inc.	239,962	1,271,799
*Westmoreland Coal Co.	26,571	225,854
*Willbros Group, Inc.	71,026	649,888
#World Fuel Services Corp.	154,460	4,023,683

Total Energy		166,778,227

Financials — (11.8%)
*1st Constitution Bancorp	1,569	12,395
1st Source Corp.	67,616	1,243,458
*1st United Bancorp, Inc.	16,729	124,464
21st Century Holding Co.	29,065	111,028
Abington Bancorp, Inc.	58,398	557,117

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Access National Corp.	17,671	$104,612
Advance America Cash Advance Centers, Inc.	155,451	612,477
*Advanta Corp. Class A	68,012	340
*Affirmative Insurance Holdings, Inc.	82,687	323,306
Alliance Bancorp, Inc. of Pennsylvania	2,151	17,961
Alliance Financial Corp.	11,748	350,560
Alterra Capital Holdings, Ltd.	33,588	649,928
*Altisource Portfolio Solutions SA	45,697	1,296,424
*Amcore Financial, Inc.	161,406	1,937
Ameriana Bancorp	2,912	11,939
#*American Capital, Ltd.	882,996	4,582,749
American Equity Investment Life Holding Co.	209,857	2,266,456
*American Independence Corp.	8,100	40,500
American National Bankshares, Inc.	21,770	481,117
American Physicians Capital, Inc.	40,418	1,655,117
American Physicians Services Group, Inc.	100	2,641
*American River Bankshares	6,126	43,678
*American Safety Insurance Holdings, Ltd.	28,799	475,184
*American Spectrum Realty, Inc.	3,852	46,263
#*AmericanWest Bancorporation	177,856	44,464
*AmeriCredit Corp.	73,477	1,771,530
*Ameris Bancorp	65,698	646,468
*AMERISAFE, Inc.	52,735	947,121
*AmeriServe Financial, Inc.	296,358	560,117
AmTrust Financial Services, Inc.	166,191	2,132,231
#*Anchor Bancorp Wisconsin, Inc.	2,800	2,047
#*Ante5, Inc.	13,243	3,377
#Argo Group International Holdings, Ltd.	84,165	2,620,898
#Arrow Financial Corp.	35,121	885,752
ASB Financial Corp.	900	11,925
*Asset Acceptance Capital Corp.	104,727	470,224
Asta Funding, Inc.	39,437	356,905
#Astoria Financial Corp.	274,082	3,628,846
*Atlantic American Corp.	21,640	28,673
#*Atlantic Southern Financial Group, Inc.	2,100	2,142
#Auburn National Bancorporation, Inc.	2,417	44,835
*Avatar Holdings, Inc.	31,009	620,490
*B of I Holding, Inc.	27,761	433,627
Baldwin & Lyons, Inc.	1,200	27,018
Baldwin & Lyons, Inc. Class B	29,641	662,180
BancFirst Corp.	42,644	1,756,080
Bancinsurance Corp.	5,600	40,040
Bancorp Rhode Island, Inc.	10,178	297,096
*Bancorp, Inc.	76,110	574,630
#*BancTrust Financial Group, Inc.	34,539	106,380
Bank Mutual Corp.	108,813	639,820
Bank of Commerce Holdings	4,400	19,140
*Bank of Florida Corp.	75,785	5,305
*Bank of Granite Corp.	2,923	2,981
Bank of Kentucky Financial Corp.	300	5,562
#Bank of the Ozarks, Inc.	45,910	1,719,330
#*BankAtlantic Bancorp, Inc.	368,179	592,768
BankFinancial Corp.	66,954	594,552
Banner Corp.	116,428	273,606
Bar Harbor Bankshares	10,274	275,343
BCB Bancorp, Inc.	12,070	100,181
*BCSB Bancorp, Inc.	1,438	13,661
Beacon Federal Bancorp, Inc.	2,400	22,140
*Beneficial Mutual Bancorp, Inc.	203,316	2,051,458
*Berkshire Bancorp, Inc.	10,144	48,793
Berkshire Hills Bancorp, Inc.	28,180	568,954

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*BFC Financial Corp.	125,709	$49,027
#BGC Partners, Inc. Class A	158,370	858,365
*BNCCORP, Inc.	3,900	8,775
#Boston Private Financial Holdings, Inc.	223,511	1,477,408
Bridge Bancorp, Inc.	3,423	89,409
Brookline Bancorp, Inc.	173,475	1,679,238
Brooklyn Federal Bancorp, Inc.	8,395	35,007
Bryn Mawr Bank Corp.	42,285	786,501
C&F Financial Corp.	739	14,410
*Cadence Financial Corp.	34,705	54,834
Calamos Asset Management, Inc.	53,664	558,106
California First National Bancorp	13,183	175,202
#*Camco Financial Corp.	9,661	20,288
Camden National Corp.	32,569	1,017,781
*Cape Bancorp, Inc.	5,145	38,896
Capital Bank Corp.	2,560	6,400
#Capital City Bank Group, Inc.	46,906	648,710
Capital Properties, Inc.	1,300	9,815
•Capital Properties, Inc. Class B	1,300	—
Capital Southwest Corp.	4,549	404,042
CapitalSource, Inc.	871,013	4,686,050
#*Capitol Bancorp, Ltd.	47,377	64,906
Cardinal Financial Corp.	80,386	821,545
*Cardtronics, Inc.	131,400	1,701,630
Carver Bancorp, Inc.	600	3,900
#*Cascade Financial Corp.	16,389	6,066
Cash America International, Inc.	82,690	2,770,115
#Cathay General Bancorp	216,927	2,551,062
#Center Bancorp, Inc.	37,681	276,579
*Center Financial Corp.	111,704	577,510
CenterState Banks of Florida, Inc.	64,599	569,763
Central Bancorp, Inc.	2,887	37,531
#*Central Pacific Financial Corp.	83,200	138,112
Central Virginia Bankshares, Inc.	317	488
*Centrue Financial Corp.	2,305	3,204
Century Bancorp, Inc. Class A	3,984	85,576
CFS Bancorp, Inc.	185,907	888,635
Charter Financial Corp.	23,869	247,044
Chemical Financial Corp.	67,063	1,505,564
*Chicopee Bancorp, Inc.	8,404	95,638
Citizens Community Bancorp, Inc.	1,095	4,194
*Citizens First Bancorp, Inc.	154,931	4,648
*Citizens First Corp.	400	2,868
#Citizens Holding Co.	2,166	39,573
*Citizens Republic Bancorp, Inc.	199,449	180,342
Citizens South Banking Corp.	700	3,927
#*Citizens, Inc.	130,947	874,726
#City Holding Co.	47,630	1,402,704
CKX Lands, Inc.	3,925	44,137
Clifton Savings Bancorp, Inc.	48,874	438,889
*CNA Surety Corp.	119,118	2,054,786
CNB Financial Corp.	16,352	197,369
#*CNO Financial Group, Inc.	678,296	3,642,450
CoBiz Financial, Inc.	95,534	602,820
Codorus Valley Bancorp, Inc.	767	6,389
#Cohen & Steers, Inc.	117,523	2,620,763
*Colonial Financial Services, Inc.	190	1,881
#*Colony Bankcorp, Inc.	10,672	63,498
Columbia Banking System, Inc.	79,137	1,446,624
Comm Bancorp, Inc.	1,132	26,036
Commercial National Financial Corp.	3,800	61,750

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*Commonwealth Bankshares, Inc.	4,198	$6,591
#Community Bank System, Inc.	92,794	2,296,652
*Community Capital Corp.	8,552	30,531
*Community Central Bank Corp.	1,764	2,214
Community Trust Bancorp, Inc.	41,861	1,150,340
*Community West Bancshares	6,650	17,556
*CompuCredit Holdings Corp.	136,254	690,808
Consolidated-Tokoma Land Co.	13,849	398,990
*Corus Bankshares, Inc.	291,990	5,898
#*Cowen Group, Inc.	57,875	240,760
#*Cowlitz Bancorporation	187	318
*Crawford & Co. Class A	48,464	113,890
*Crawford & Co. Class B	31,717	108,155
#*Credit Acceptance Corp.	60,837	3,405,655
*Crescent Financial Corp.	100	275
CVB Financial Corp.	297,591	3,029,476
Danvers Bancorp, Inc.	59,535	976,374
#*Dearborn Bancorp, Inc.	69,961	114,736
Delphi Financial Group, Inc. Class A	132,327	3,433,886
Diamond Hill Investment Group, Inc.	753	43,757
Dime Community Bancshares, Inc.	99,903	1,308,729
*Dollar Financial Corp.	65,471	1,283,886
Donegal Group, Inc. Class A	53,259	626,326
Donegal Group, Inc. Class B	5,380	85,730
#*Doral Financial Corp.	86,591	213,014
Duff & Phelps Corp.	63,595	689,370
East West Bancorp, Inc.	75,584	1,178,355
Eastern Insurance Holdings, Inc.	24,904	285,898
Eastern Virginia Bankshares, Inc.	500	1,990
ECB Bancorp, Inc.	1,213	17,564
*eHealth, Inc.	61,163	678,909
EMC Insurance Group, Inc.	39,961	893,528
Employers Holdings, Inc.	119,585	1,858,351
*Encore Bancshares, Inc.	9,576	89,631
*Encore Capital Group, Inc.	65,100	1,432,200
*Enstar Group, Ltd.	32,268	2,346,852
Enterprise Bancorp, Inc.	7,883	87,895
Enterprise Financial Services Corp.	24,726	253,194
#Epoch Holding Corp.	9,761	121,524
ESB Financial Corp.	43,205	610,487
ESSA Bancorp, Inc.	39,413	501,333
Evans Bancorp, Inc.	3,011	39,143
#Evercore Partners, Inc. Class A	44,500	1,044,860
*EzCorp, Inc.	129,317	2,573,408
F.N.B. Corp.	319,905	2,741,586
Farmers Capital Bank Corp.	8,404	43,617
#FBL Financial Group, Inc. Class A	80,335	1,822,801
Federal Agricultural Mortgage Corp.	59,597	890,379
Federal Agricultural Mortgage Corp. Class A	2,089	25,068
Fidelity Bancorp, Inc.	1,096	5,798
*Fidelity Southern Corp.	13,053	85,105
Financial Institutions, Inc.	30,248	573,805
*First Acceptance Corp.	13,967	24,023
First Advantage Bancorp	1,599	16,885
#*First Bancorp (318672102)	199,784	112,878
First Bancorp (318910106)	44,371	740,552
First Bancorp, Inc.	28,120	393,680
*First Bancshares, Inc.	1,345	11,318
First Bancshares, Inc. (The)	600	4,602
*First Bank of Delaware	6,667	11,334
#First Busey Corp.	146,307	671,549

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
First Business Financial Services, Inc.	1,200	$11,340
*First California Financial Group, Inc.	6,009	16,825
*First Cash Financial Services, Inc.	93,362	2,238,821
First Citizens BancShares, Inc.	4,970	939,380
First Commonwealth Financial Corp.	241,432	1,279,590
First Community Bancshares, Inc.	49,789	732,396
First Defiance Financial Corp.	40,311	402,304
#First Federal Bancshares of Arkansas, Inc.	10,039	18,572
*First Federal of Northern Michigan Bancorp, Inc.	34,974	79,041
First Financial Bancorp	181,309	2,882,813
First Financial Bankshares, Inc.	58,406	2,863,062
First Financial Corp.	34,887	989,744
First Financial Holdings, Inc.	45,647	574,239
First Financial Northwest, Inc.	42,878	195,524
First Financial Service Corp.	5,202	34,593
*First Franklin Corp.	700	5,229
*First Investors Financial Services Group, Inc.	5,300	29,018
#First M&F Corp.	8,749	34,559
*First Marblehead Corp. (The)	141,973	381,907
*First Mariner Bancorp, Inc.	22,501	19,351
First Merchants Corp.	71,426	619,978
First Mercury Financial Corp.	48,843	559,741
First Midwest Bancorp, Inc.	207,324	2,608,136
First Pactrust Bancorp, Inc.	1,044	10,043
First Place Financial Corp.	161,201	585,160
*First Regional Bancorp	2,300	46
First Security Group, Inc.	13,734	26,781
First South Bancorp, Inc.	21,886	259,130
#*First State Bancorporation	161,535	25,038
#First United Corp.	8,919	35,141
Firstbank Corp.	9,682	47,442
*FirstCity Financial Corp.	35,658	258,520
*Flagstar Bancorp, Inc.	111,302	357,279
Flagstone Reinsurance Holdings SA	224,043	2,473,435
Flushing Financial Corp.	87,202	1,087,409
#*FNB United Corp.	30,609	15,304
#*Forest City Enterprises, Inc. Class A	76,680	973,836
*Forest City Enterprises, Inc. Class B	200	2,570
*Forestar Group, Inc.	86,315	1,390,535
*Fox Chase Bancorp, Inc.	16,763	162,098
*FPIC Insurance Group, Inc.	36,519	1,079,136
*Franklin Credit Holding Corp.	3,100	930
#*Frontier Financial Corp.	1,020	275
Fulton Financial Corp.	362,014	3,297,948
*GAINSCO, Inc.	220	1,651
#GAMCO Investors, Inc.	20,800	836,992
German American Bancorp, Inc.	25,061	419,772
GFI Group, Inc.	334,942	1,972,808
Glacier Bancorp, Inc.	201,363	3,217,781
*Gleacher & Co., Inc.	271,146	542,292
*Global Indemnity P.L.C.	43,594	663,501
Gouverneur Bancorp, Inc.	1,695	12,289
Great Southern Bancorp, Inc.	36,839	807,879
#*Greene Bancshares, Inc.	69,017	692,241
*Greenlight Capital Re, Ltd.	84,192	2,171,312
GS Financial Corp.	1,313	14,968
*Guaranty Bancorp	197,206	218,899
*Guaranty Federal Bancshares, Inc.	2,800	16,884
*Hallmark Financial Services, Inc.	56,138	569,239
Hampden Bancorp, Inc.	2,617	26,065
#*Hampton Roads Bankshares, Inc.	27,277	30,005

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Hancock Holding Co.	99,535	$3,036,813
#*Hanmi Financial Corp.	138,143	194,782
Harleysville Group, Inc.	86,535	2,724,122
Harleysville Savings Financial Corp.	1,173	18,158
#*Harrington West Financial Group, Inc.	19,645	10,805
*Harris & Harris Group, Inc.	82,053	333,956
Hawthorn Bancshares, Inc.	648	7,970
Heartland Financial USA, Inc.	42,857	756,855
*Heritage Commerce Corp.	30,876	110,845
*Heritage Financial Corp.	22,682	336,828
Heritage Financial Group	772	8,708
HF Financial Corp.	8,088	78,454
*HFF, Inc.	53,787	471,174
*Hilltop Holdings, Inc.	156,453	1,625,547
Hingham Institution for Savings	4,042	152,020
*HMN Financial, Inc.	32,610	145,114
*Home Bancorp, Inc.	524	6,896
Home Bancshares, Inc.	79,210	1,903,416
Home Federal Bancorp, Inc.	46,329	604,593
*Homeowners Choice, Inc.	4,100	22,980
HopFed Bancorp, Inc.	7,101	67,531
Horace Mann Educators Corp.	141,007	2,371,738
Horizon Bancorp	1,800	40,050
#*Horizon Financial Corp.	41,963	420
Hudson Valley Holding Corp.	6,213	120,284
IBERIABANK Corp.	74,863	3,889,881
*Imperial Capital Bancorp, Inc.	80,645	492
Independence Holding Co.	71,080	455,623
#Independent Bank Corp. (453836108)	59,319	1,412,385
#Independent Bank Corp. (453838104)	167,557	58,645
Indiana Community Bancorp	5,433	68,048
Infinity Property & Casualty Corp.	50,946	2,447,446
#*Integra Bank Corp.	227,216	168,140
#*Interactive Brokers Group, Inc.	108,396	1,793,954
*Intergroup Corp. (The)	1,960	30,380
#*International Assets Holding Corp.	43,785	741,718
International Bancshares Corp.	183,588	3,183,416
#*Intervest Bancshares Corp.	2,867	9,432
*Investment Technology Group, Inc.	111,450	1,750,880
*Investors Bancorp, Inc.	310,508	4,076,970
*Investors Capital Holdings, Ltd.	100	257
Investors Title Co.	5,366	150,731
*Jacksonville Bancorp, Inc.	1,266	12,027
JMP Group, Inc.	49,511	349,053
#*KBW, Inc.	92,206	2,106,907
Kearny Financial Corp.	148,733	1,396,603
#*Kennedy-Wilson Holdings, Inc.	31,946	317,224
Kentucky First Federal Bancorp	11,245	102,892
K-Fed Bancorp	24,890	216,543
#*Knight Capital Group, Inc.	248,500	3,573,430
*LaBranche & Co., Inc.	109,430	414,740
#*Lake Shore Bancorp, Inc.	127	1,041
Lakeland Bancorp, Inc.	67,040	601,349
Lakeland Financial Corp.	44,818	920,114
Landmark Bancorp, Inc.	3,661	59,912
Legacy Bancorp, Inc.	17,544	143,773
#Life Partners Holdings, Inc.	41,765	724,623
LNB Bancorp, Inc.	18,947	94,924
*Louisiana Bancorp, Inc.	1,200	17,400
LSB Corp.	7,262	150,977
#*Macatawa Bank Corp.	22,693	41,528

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Magyar Bancorp, Inc.	1,800	$8,190
*Maiden Holdings, Ltd.	11,446	78,520
MainSource Financial Group, Inc.	54,969	414,466
Malvern Federal Bancorp, Inc.	2,292	18,794
*Market Leader, Inc.	17,987	35,614
MarketAxess Holdings, Inc.	90,798	1,291,148
*Marlin Business Services Corp.	32,377	361,975
*Maui Land & Pineapple Co., Inc.	19,828	78,519
*Maxco, Inc.	3,000	3,480
Mayflower Bancorp, Inc.	2,666	20,688
*Mays (J.W.), Inc.	200	3,070
MB Financial, Inc.	143,017	2,479,915
#*MBIA, Inc.	553,569	4,804,979
#*MBT Financial Corp.	12,007	21,372
MCG Capital Corp.	214,393	1,241,335
Meadowbrook Insurance Group, Inc.	193,699	1,774,283
Medallion Financial Corp.	62,000	434,620
#*Mercantile Bancorp, Inc.	1,227	3,436
Mercantile Bank Corp.	2,105	11,346
Mercer Insurance Group, Inc.	45,876	765,212
Merchants Bancshares, Inc.	27,724	661,217
*Meridian Interstate Bancorp, Inc.	30,879	334,111
Meta Financial Group, Inc.	10,042	323,553
*Metro Bancorp, Inc.	36,858	468,465
*MetroCorp Bancshares, Inc.	17,750	50,588
*MF Global Holdings, Ltd.	413,688	2,660,014
#*MGIC Investment Corp.	476,628	4,094,235
MicroFinancial, Inc.	23,300	93,200
Mid Penn Bancorp, Inc.	2,015	15,173
MidSouth Bancorp, Inc.	8,562	111,648
*Midwest Banc Holdings, Inc.	161,779	2,184
MidWestOne Financial Group, Inc.	281	4,212
Monroe Bancorp	2,548	11,517
Montpelier Re Holdings, Ltd.	196,673	3,197,903
MSB Financial Corp.	500	3,855
MutualFirst Financial, Inc.	8,593	63,416
*Nara Bancorp, Inc.	94,579	678,131
*National Financial Partners Corp.	119,525	1,282,503
National Interstate Corp.	46,776	1,043,573
National Penn Bancshares, Inc.	352,804	2,349,675
National Western Life Insurance Co. Class A	3,430	528,769
Naugatuck Valley Financial Corp.	1,600	10,160
*Navigators Group, Inc. (The)	45,584	1,943,246
NBT Bancorp, Inc.	96,499	2,130,698
Nelnet, Inc. Class A	108,072	2,178,732
*Neostem, Inc.	55,528	106,058
*New Century Bancorp, Inc.	2,400	13,884
New England Bancshares, Inc.	2,125	15,279
New Hampshire Thrift Bancshares, Inc.	7,901	79,879
New Westfield Financial, Inc.	80,526	661,118
NewAlliance Bancshares, Inc.	296,724	3,611,131
*NewBridge Bancorp	6,830	25,749
*Newport Bancorp, Inc.	3,657	45,493
*NewStar Financial, Inc.	106,795	775,332
North Central Bancshares, Inc.	1,700	27,625
*North Valley Bancorp	500	930
Northeast Bancorp	1,600	20,936
Northeast Community Bancorp, Inc.	12,179	69,420
#Northfield Bancorp, Inc.	103,395	1,332,762
Northrim Bancorp, Inc.	11,324	199,302
Northway Financial, Inc.	5,228	31,368

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Northwest Bancshares, Inc.	309,961	$3,759,827
Norwood Financial Corp.	1,400	38,542
NYMAGIC, Inc.	11,100	283,050
Ocean Shore Holding Co.	3,082	32,546
OceanFirst Financial Corp.	52,727	667,524
#*Ocwen Financial Corp.	280,439	2,961,436
Ohio Valley Banc Corp.	5,777	120,913
Old National Bancorp	235,288	2,475,230
#Old Second Bancorp, Inc.	48,526	67,451
OneBeacon Insurance Group, Ltd.	75,190	1,194,769
#*optionsXpress Holdings, Inc.	158,266	2,468,950
Oriental Financial Group, Inc.	92,634	1,311,697
Oritani Financial Corp.	145,847	1,458,470
Osage Bancshares, Inc.	2,300	18,688
#*PAB Bankshares, Inc.	513	441
#*Pacific Capital Bancorp	131,069	132,380
Pacific Continental Corp.	45,165	412,808
#*Pacific Mercantile Bancorp	2,926	11,265
*Pacific Premier Bancorp, Inc.	7,496	32,233
*Pacific State Bancorp	4,100	615
#PacWest Bancorp	91,041	1,905,488
*Park Bancorp, Inc.	1,650	7,656
#Park National Corp.	41,415	2,778,118
Parkvale Financial Corp.	8,563	66,449
#*Patriot National Bancorp	3,100	6,138
Peapack-Gladstone Financial Corp.	33,723	426,596
Penns Woods Bancorp, Inc.	14,999	468,719
*Penson Worldwide, Inc.	48,077	258,654
Peoples Bancorp	555	7,998
Peoples Bancorp of North Carolina	3,577	18,493
Peoples Bancorp, Inc.	29,279	505,063
#*PHH Corp.	195,799	3,898,358
*Phoenix Cos, Inc. (The)	275,600	661,440
*PICO Holdings, Inc.	62,570	1,960,944
Pinnacle Bancshares, Inc.	35	337
#*Pinnacle Financial Partners, Inc.	83,714	844,674
*Piper Jaffray Cos., Inc.	46,800	1,459,692
*PMA Capital Corp.	122,454	821,666
#*PMI Group, Inc. (The)	450,200	1,409,126
*Popular, Inc.	77,700	222,999
Porter Bancorp, Inc.	9,245	100,308
#*Portfolio Recovery Associates, Inc.	45,805	3,191,692
#*Preferred Bank	10,665	20,264
Premier Financial Bancorp, Inc.	7,691	48,992
Presidential Life Corp.	78,212	767,260
*Primus Guaranty, Ltd.	49,450	215,602
#Princeton National Bancorp, Inc.	4,526	26,703
#PrivateBancorp, Inc.	200,029	2,474,359
*ProAssurance Corp.	7,359	437,934
#Prosperity Bancshares, Inc.	112,211	3,801,709
Protective Life Corp.	196,288	4,414,517
*Providence Community Bancshares, Inc.	400	832
Provident Financial Holdings, Inc.	29,084	178,867
Provident Financial Services, Inc.	176,053	2,255,239
Provident New York Bancorp	115,447	1,071,348
Prudential Bancorp, Inc. of Pennsylvania	7,400	48,692
Pulaski Financial Corp.	15,498	103,992
*Pzena Investment Management, Inc. Class A	4,122	28,442
QC Holdings, Inc.	72,235	296,886
Radian Group, Inc.	372,213	3,201,032
*Rainier Pacific Financial Group, Inc.	104,438	1,452

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Renasant Corp.	55,384	$844,606
Republic Bancorp, Inc. Class A	78,503	1,945,304
*Republic First Bancorp, Inc.	16,435	33,199
Resource America, Inc.	51,153	222,516
Rewards Network, Inc.	28,623	397,573
*Riverview Bancorp, Inc.	39,415	78,830
#RLI Corp.	64,700	3,590,203
Rockville Financial, Inc.	43,353	549,283
*Rodman & Renshaw Capital Group, Inc.	91,948	274,005
#Roma Financial Corp.	67,752	773,050
Rome Bancorp, Inc.	17,600	161,040
#*Royal Bancshares of Pennsylvania, Inc. Class A	8,295	20,903
Rurban Financial Corp.	790	2,876
S&T Bancorp, Inc.	74,971	1,521,911
S.Y. Bancorp, Inc.	38,029	948,063
*Safeguard Scientifics, Inc.	57,331	726,384
Safety Insurance Group, Inc.	41,215	1,615,628
Salisbury Bancorp, Inc.	2,347	53,042
Sanders Morris Harris Group, Inc.	22,826	125,543
Sandy Spring Bancorp, Inc.	65,468	1,109,028
Savannah Bancorp, Inc. (The)	1,200	11,700
SCBT Financial Corp.	35,371	1,140,007
SeaBright Holdings, Inc.	61,786	506,027
#*Seacoast Banking Corp. of Florida	98,561	134,043
Selective Insurance Group, Inc.	162,995	2,536,202
Shore Bancshares, Inc.	17,103	188,475
#Sierra Bancorp	31,966	378,797
*Signature Bank	108,548	4,172,585
Simmons First National Corp.	45,797	1,206,751
Smithtown Bancorp, Inc.	29,466	117,864
South Financial Group, Inc.	130,600	36,255
South Street Financial Corp.	400	1,208
*Southcoast Financial Corp.	9	28
*Southern Banc Co., Inc.	200	50,101
*Southern Community Financial Corp.	60,508	120,411
#*Southern Connecticut Bancorp, Inc.	3,600	23,058
*Southern First Bancshares, Inc.	1,795	10,788
Southern Missouri Bancorp, Inc.	575	9,010
Southside Bancshares, Inc.	44,200	838,032
Southwest Bancorp, Inc.	54,326	790,443
Southwest Georgia Financial Corp.	1,753	17,881
State Auto Financial Corp.	108,712	1,710,040
State Bancorp, Inc.	38,971	373,342
StellarOne Corp.	61,863	839,481
Sterling Bancorp	72,486	707,463
Sterling Bancshares, Inc.	285,248	1,480,437
#*Sterling Financial Corp.	110,053	71,534
#Stewart Information Services Corp.	80,574	804,934
#*Stifel Financial Corp.	83,942	3,889,872
*Stratus Properties, Inc.	27,971	267,403
#Student Loan Corp.	35,391	888,314
#Suffolk Bancorp	27,732	751,815
*Sun Bancorp, Inc.	246,043	1,313,870
*Superior Bancorp	28,397	50,547
#Susquehanna Bancshares, Inc.	363,024	3,140,158
*Sussex Bancorp	7,918	43,549
#*SVB Financial Group	90,186	3,895,133
SWS Group, Inc.	74,107	646,213
Synovus Financial Corp.	363,676	952,831
*Taylor Capital Group, Inc.	36,600	363,804
Teche Holding Co.	6,122	172,640

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*Tejon Ranch Co.	48,686	$1,121,725
#*Tennessee Commerce Bancorp, Inc.	268	1,514
*Territorial Bancorp, Inc.	5,888	107,220
#*Teton Advisors, Inc.	311	2,877
*Texas Capital Bancshares, Inc.	102,281	1,707,070
TF Financial Corp.	5,630	116,541
Thomas Properties Group, Inc.	112,613	411,037
#*TIB Financial Corp.	3,267	1,437
*Tidelands Bancshares, Inc.	14,636	22,686
*TierOne Corp.	90,019	1,800
Timberland Bancorp, Inc.	81,238	320,890
Tompkins Financial Corp.	25,257	1,054,480
Tower Bancorp, Inc.	6,502	138,623
*Tower Financial Corp.	2,600	17,485
#Tower Group, Inc.	125,824	2,711,507
#TowneBank	53,116	817,986
*TradeStation Group, Inc.	110,303	704,836
*Tree.com, Inc.	25,332	182,390
*Trenwick Group, Ltd.	11,975	29
*Triad Guaranty, Inc.	25,902	5,439
#TriCo Bancshares	42,815	807,919
#Trustco Bank Corp.	215,283	1,252,947
Trustmark Corp.	172,442	3,793,724
*Two Rivers Water Co.	247	309
UMB Financial Corp.	87,206	3,280,690
Umpqua Holdings Corp.	309,217	3,874,489
Unico American Corp.	12,100	111,622
Union Bankshares, Inc.	2,100	37,800
Union First Market Bankshares Corp.	69,912	992,750
United Bancshares, Inc. (909458101)	900	8,271
#United Bancshares, Inc. (909907107)	117,531	3,000,566
*United Community Banks, Inc.	254,443	788,773
*United Community Financial Corp.	505,789	809,262
United Financial Bancorp, Inc.	44,436	661,652
United Fire & Casualty Co.	70,663	1,515,015
*United PanAm Financial Corp.	132,919	578,198
*United Security Bancshares	25,536	107,251
United Western Bancorp, Inc.	23,961	20,127
Unitrin, Inc.	154,174	4,284,495
*Unity Bancorp, Inc.	8,914	46,798
Universal Insurance Holdings, Inc.	93,945	375,780
Univest Corp. of Pennsylvania	44,975	779,417
*ViewPoint Financial Group	82,906	804,188
*Virginia Commerce Bancorp, Inc.	59,597	382,017
*Virtus Investment Partners, Inc.	12,352	318,682
VIST Financial Corp.	5,038	39,246
VSB Bancorp, Inc.	875	9,577
#*Waccamaw Bankshares, Inc.	3,250	3,608
Wainwright Bank & Trust Co.	2,382	44,591
Washington Banking Co.	40,374	581,789
Washington Federal, Inc.	6,473	112,630
Washington Trust Bancorp, Inc.	42,796	828,531
*Waterstone Financial, Inc.	13,801	55,066
Wayne Savings Bancshares, Inc.	2,043	16,221
Webster Financial Corp.	211,880	3,949,443
WesBanco, Inc.	71,715	1,244,255
*West Bancorporation, Inc.	53,063	354,991
West Coast Bancorp	147,679	376,581
#Westamerica Bancorporation	79,557	4,276,984
*Western Alliance Bancorp	204,146	1,484,141
#Westwood Holdings Group, Inc.	22,697	822,312

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
White River Capital, Inc.	400	$5,840
Whitney Holding Corp.	241,180	1,958,382
Wilber Corp.	4,666	27,809
#Wilmington Trust Corp.	246,213	2,496,600
Wilshire Bancorp, Inc.	79,580	599,237
Wintrust Financial Corp.	83,887	2,610,563
#*World Acceptance Corp.	49,109	2,034,586
WSB Holdings, Inc.	8,331	25,784
WVS Financial Corp.	4,423	48,653
Yadkin Valley Financial Corp.	39,480	116,071
*ZipRealty, Inc.	55,111	148,800

Total Financials		425,190,389

Health Care — (10.5%)
*A.D.A.M., Inc.	17,181	55,323
*Abaxis, Inc.	61,851	1,240,113
#*ABIOMED, Inc.	133,580	1,481,402
#*Abraxis Bioscience, Inc.	5,871	442,028
*Acadia Pharmaceuticals, Inc.	77,400	94,428
*Accelr8 Technology Corp.	2,280	1,940
*Accelrys, Inc.	204,929	1,444,749
*Access Pharmaceuticals, Inc.	5,300	10,335
*Accuray, Inc.	206,618	1,359,546
*Achillion Pharmaceuticals, Inc.	96,304	237,871
*Acorda Therapeutics, Inc.	84,845	2,743,887
*Adcare Health Systems, Inc.	4,600	15,870
*Adeona Pharmaceuticals, Inc.	9,451	8,695
*Adolor Corp.	128,100	142,191
*AdvanSource Biomaterials Corp.	55,063	13,303
*Affymax, Inc.	52,570	338,025
*Affymetrix, Inc.	198,494	970,636
*Air Methods Corp.	36,530	1,159,828
*Akorn, Inc.	149,500	544,180
*Albany Molecular Research, Inc.	96,256	625,664
*Alexza Pharmaceuticals, Inc.	99,920	276,778
#*Align Technology, Inc.	203,922	3,538,047
*Alkermes, Inc.	261,874	3,378,175
*Alliance HealthCare Services, Inc.	143,000	600,600
*Allied Healthcare International, Inc.	358,150	888,212
*Allied Healthcare Products, Inc.	13,945	46,297
#*Allos Therapeutics, Inc.	261,838	1,262,059
*Almost Family, Inc.	23,103	607,147
#*Alnylam Pharmaceuticals, Inc.	96,373	1,479,326
*Alphatec Holdings, Inc.	190,740	806,830
*AMAG Pharmaceuticals, Inc.	46,205	1,454,533
#*Amedisys, Inc.	79,234	2,081,477
America Services Group, Inc.	24,860	438,530
*American Caresource Holding, Inc.	14,808	21,324
*American Dental Partners, Inc.	44,192	506,440
*American Learning Corp.	1,000	700
#*American Medical Systems Holdings, Inc.	202,868	4,536,128
*American Shared Hospital Services	9,244	30,505
#*AMERIGROUP Corp.	133,000	4,756,080
*Amicus Therapeutics, Inc.	17,092	43,243
*AMN Healthcare Services, Inc.	91,400	550,228
*Amsurg Corp.	85,913	1,573,926
*Anadys Pharmaceuticals, Inc.	93,304	187,541
Analogic Corp.	38,265	1,739,910
*Angeion Corp.	215	884
*AngioDynamics, Inc.	97,026	1,495,171
*Anika Therapeutics, Inc.	38,875	227,808

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Animal Health International, Inc.	400	$996
#*ARCA Biopharma, Inc.	24,417	91,320
*Ardea Biosciences, Inc.	44,847	894,698
#*Arena Pharmaceuticals, Inc.	222,315	1,767,404
#*Ariad Pharmaceuticals, Inc.	356,799	1,141,757
*Arqule, Inc.	174,719	746,050
*Array BioPharma, Inc.	138,045	437,603
Arrhythmia Research Technology, Inc.	10,081	50,405
#*ArthroCare Corp.	67,866	1,817,451
*ARYx Therapeutics, Inc.	62,001	29,760
*Assisted Living Concepts, Inc.	27,085	852,094
#*athenahealth, Inc.	80,254	2,228,654
*AtriCure, Inc.	35,799	226,608
Atrion Corp.	9,036	1,304,889
*ATS Medical, Inc.	294,297	1,177,188
#*Auxilium Pharmaceuticals, Inc.	25,412	573,295
*AVANIR Pharmaceuticals, Inc.	223,170	714,144
*AVI BioPharma, Inc.	100,780	196,521
*Bioanalytical Systems, Inc.	5,617	6,179
*BioClinica, Inc.	52,220	211,491
#*BioCryst Pharmaceuticals, Inc.	100,800	601,776
*Biodel, Inc.	74,692	291,299
*BioMimetic Therapeutics, Inc.	49,471	456,617
*Bio-Reference Labs, Inc.	77,774	1,630,921
*BioSante Pharmaceuticals, Inc.	59,495	95,787
*BioScrip, Inc.	198,203	842,363
*BioSpecifics Technologies Corp.	13,139	316,519
*BioSphere Medical, Inc.	21,200	92,220
*Biotime, Inc.	19,003	107,367
*BMP Sunstone Corp.	84,419	557,165
#*Bovie Medical Corp.	54,492	150,398
*BSD Medical Corp.	69,146	72,603
*Cadence Pharmaceuticals, Inc.	110,924	849,678
*Caliper Life Sciences, Inc.	586,892	2,300,617
*Cambrex Corp.	97,020	344,421
Cantel Medical Corp.	45,454	721,810
*Capital Senior Living Corp.	74,755	403,677
*Capstone Therapeutics Corp.	102,663	84,184
*Caraco Pharmaceutical Laboratories, Ltd.	99,806	602,828
*Cardiac Science Corp.	64,367	114,573
#*Cardica, Inc.	32,542	55,972
*CardioNet, Inc.	63,077	300,877
#*Cardiovascular Systems, Inc.	20,212	90,348
*CAS Medical Systems, Inc.	106	212
*Catalyst Health Solutions, Inc.	114,340	3,953,877
*Catalyst Pharmaceutical Partners, Inc.	6,701	7,706
*Celera Corp.	381,671	2,553,379
#*Celldex Therapeutics, Inc.	88,953	456,329
*Celsion Corp.	39,775	131,258
#*Centene Corp.	144,200	3,072,902
#*Cepheid, Inc.	170,406	2,820,219
#*Cerus Corp.	95,640	296,484
Chemed Corp.	72,665	3,845,432
*Clarient, Inc.	19,000	61,180
*Cleveland Biolabs, Inc.	7,404	27,765
#*Clinical Data, Inc.	61,534	857,784
*Columbia Laboratories, Inc.	18,100	16,471
*CombiMatrix Corp.	9,590	26,564
#Computer Programs & Systems, Inc.	29,959	1,347,256
#*Conceptus, Inc.	120,936	1,633,845
*Conmed Corp.	77,942	1,498,825

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Continucare Corp.	161,707	$616,104
#Cooper Cos., Inc.	100,822	3,917,943
#*Corcept Therapeutics, Inc.	63,406	206,070
*Cornerstone Therapeutics, Inc.	9,240	51,467
*Corvel Corp.	39,773	1,582,568
*CPEX Pharmaceuticals, Inc.	6,125	163,905
*Cross Country Healthcare, Inc.	98,962	878,783
*CryoLife, Inc.	77,675	416,338
*Cubist Pharmaceuticals, Inc.	163,497	3,528,265
*Curis, Inc.	180,758	310,904
*Cutera, Inc.	37,657	294,478
#*Cyberonics, Inc.	77,473	1,845,407
#*Cyclacel Pharmaceuticals, Inc.	86,500	148,780
*Cynosure, Inc.	26,550	272,934
*Cypress Bioscience, Inc.	77,552	283,065
*Cytokinetics, Inc.	175,187	481,764
#*Cytori Therapeutics, Inc.	112,715	538,778
Daxor Corp.	15,561	153,820
*Del Global Technologies Corp.	21,254	17,003
*DepoMed, Inc.	122,557	350,513
*DexCom, Inc.	147,103	1,641,669
*Digirad Corp.	127,011	232,430
*Dionex Corp.	53,415	4,032,832
#*Discovery Laboratories, Inc.	31,800	8,456
*Durect Corp.	197,102	480,929
*Dyax Corp.	298,133	715,519
*Dynacq Healthcare, Inc.	25,997	59,533
*Eclipsys Corp.	154,667	3,048,487
*Emergent BioSolutions, Inc.	86,961	1,614,866
Emergent Group, Inc.	14,543	91,912
#*Emeritus Corp.	110,044	1,893,857
*Encision, Inc.	2,013	3,321
—*Endo Pharmaceuticals Solutions	132,809	146,090
*Endologix, Inc.	15,900	72,663
Ensign Group, Inc.	58,059	1,045,062
*EnteroMedics, Inc.	3,200	5,872
*Entremed, Inc.	9,289	22,572
*Enzo Biochem, Inc.	104,171	479,187
#*Enzon Pharmaceuticals, Inc.	162,598	1,778,822
*eResearch Technology, Inc.	136,657	1,106,922
*Escalon Medical Corp.	3,000	4,515
*Exact Sciences Corp.	85,768	357,653
*Exactech, Inc.	33,715	532,023
#*Exelixis, Inc.	291,617	909,845
*Five Star Quality Care, Inc.	99,842	364,423
*Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	583
—#*Genaera Corp.	2,816	—
*Genomic Health, Inc.	59,972	773,039
*Genoptix, Inc.	46,894	810,328
*Gentiva Health Services, Inc.	80,063	1,651,700
*GenVec, Inc.	265,852	148,877
#*Geron Corp.	200,271	1,127,526
*Greatbatch, Inc.	64,605	1,458,781
*GTC Biotherapeutics, Inc.	4,726	1,985
*GTx, Inc.	78,641	266,593
#*Haemonetics Corp.	68,070	3,760,868
*Halozyme Therapeutics, Inc.	221,353	1,587,101
*Hanger Orthopedic Group, Inc.	96,979	1,663,190
*Hansen Medical, Inc.	34,595	62,617
*Harvard Bioscience, Inc.	112,736	406,977
*Health Grades, Inc.	126,134	1,027,992

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Health Management Associates, Inc.	420,090	$3,007,844
#*HealthSouth Corp.	203,107	3,759,511
*HealthSpring, Inc.	169,270	3,182,276
*HealthStream, Inc.	68,972	344,860
*Healthways, Inc.	85,017	1,210,642
*HeartWare International, Inc.	12,162	783,598
#*Helicos BioSciences Corp.	142,279	76,831
#*Hemispherx Biopharma, Inc.	160,800	84,420
Hill-Rom Holdings, Inc.	144,017	4,758,322
*Hi-Tech Pharmacal Co., Inc.	34,325	603,434
*HMS Holdings Corp.	73,034	4,113,275
*Hooper Holmes, Inc.	1,210,925	726,555
*iBioPharma, Inc.	40,600	65,772
*iCAD, Inc.	3,500	6,790
*ICU Medical, Inc.	38,050	1,415,840
*Idenix Pharmaceuticals, Inc.	111,188	568,171
*Idera Pharmaceuticals, Inc.	59,693	218,476
#*Immucor, Inc.	195,689	3,761,143
#*ImmunoGen, Inc.	131,191	1,237,131
#*Immunomedics, Inc.	204,173	659,479
*Impax Laboratories, Inc.	175,345	2,873,905
#*Inc.yte Corp.	315,283	4,104,985
*Infinity Pharmaceuticals, Inc.	105,304	617,081
*Inspire Pharmaceuticals, Inc.	195,653	988,048
*Insulet Corp.	81,645	1,207,530
*Integra LifeSciences Holdings Corp.	81,158	2,932,239
*IntegraMed America, Inc.	24,710	202,375
#*InterMune, Inc.	105,877	1,033,360
#Invacare Corp.	84,487	2,013,325
*InVentiv Health, Inc.	87,841	2,278,596
*IPC The Hospitalist Co.	40,559	1,044,394
*Iridex Corp.	301	1,165
*IRIS International, Inc.	53,024	494,184
#*Isis Pharmaceuticals, Inc.	239,713	2,370,762
*ISTA Pharmaceuticals, Inc.	82,145	228,363
#*Jazz Pharmaceuticals, Inc.	85,129	740,622
*Kendle International, Inc.	43,203	531,829
*Kensey Nash Corp.	32,102	754,397
Kewaunee Scientific Corp.	10,935	123,675
*Kindred Healthcare, Inc.	124,778	1,659,547
*K-V Pharmaceutical Co.	100,948	108,014
#*K-V Pharmaceutical Co. Class B	33,002	64,684
Landauer, Inc.	25,988	1,631,267
*Lannet Co., Inc.	44,644	205,362
*LCA-Vision, Inc.	70,011	363,357
*LeMaitre Vascular, Inc.	34,800	210,192
*Lexicon Pharmaceuticals, Inc.	21,680	32,737
*LHC Group, Inc.	48,343	1,111,406
*LifePoint Hospitals, Inc.	120,500	3,724,655
*Ligand Pharmaceuticals, Inc. Class B	229,148	378,094
*Luminex Corp.	117,142	1,907,072
*Luna Innovations, Inc.	6,456	13,235
*Magellan Health Services, Inc.	93,301	3,927,039
#*MAKO Surgical Corp.	76,919	843,801
#*Mannkind Corp.	383,502	2,649,999
*MAP Pharmaceuticals, Inc.	59,376	795,638
#*Marina Biotech, Inc.	12,233	32,540
#*Martek Biosciences Corp.	94,120	1,947,343
#Masimo Corp.	158,711	3,663,050
*Matrixx Initiatives, Inc.	27,475	129,682
*Maxygen, Inc.	138,430	859,650

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*MedAssets, Inc.	160,056	$3,746,911
*MedCath Corp.	58,374	517,194
*Medical Action Industries, Inc.	70,875	970,988
*Medical Staffing Network Holdings, Inc.	304,540	1,066
*Medicines Co. (The)	153,292	1,411,819
*MediciNova, Inc.	19,835	96,001
#Medicis Pharmaceutical Corp. Class A	160,757	4,075,190
*Medivation, Inc.	53,922	512,798
MedQuist, Inc.	57,226	494,433
*MEDTOX Scientific, Inc.	31,345	359,527
*Merge Healthcare, Inc.	171,462	555,537
Meridian Bioscience, Inc.	107,834	2,071,491
*Merit Medical Systems, Inc.	78,876	1,334,582
#*Metabolix, Inc.	62,703	885,366
#*Metropolitan Health Networks, Inc.	142,700	540,833
*Micromet, Inc.	173,087	1,185,646
*Micrus Endovascular Corp.	42,582	990,457
*Misonix, Inc.	92,109	187,902
#*Molecular Insight Pharmaceuticals, Inc.	54,945	73,626
*Molina Healthcare, Inc.	72,026	2,147,095
#*Momenta Pharmaceuticals, Inc.	94,283	2,011,999
*MWI Veterinary Supply, Inc.	34,395	1,811,241
*Nabi Biopharmaceuticals	162,984	932,268
*Nanosphere, Inc.	78,914	363,004
National Healthcare Corp.	32,624	1,139,230
National Research Corp.	30,076	747,689
*Natus Medical, Inc.	79,775	1,171,097
#*Nektar Therapeutics	225,732	2,948,060
*Neogen Corp.	63,178	1,886,495
#*Neuralstem, Inc.	81,973	200,834
*Neurocrine Biosciences, Inc.	525,439	2,984,494
*NeurogesX, Inc.	42,151	299,272
*Neurometrix, Inc.	23,508	27,504
*Nighthawk Radiology Holdings, Inc.	63,345	187,501
*Novabay Pharmaceuticals, Inc.	1,650	3,333
*NovaMed, Inc.	22,222	183,332
#*Novavax, Inc.	230,625	514,294
*Novt Corp.	64	40,288
*NPS Pharmaceuticals, Inc.	153,198	1,060,130
#*NuVasive, Inc.	109,577	3,590,838
#*NxStage Medical, Inc.	115,944	1,830,756
*Obagi Medical Products, Inc.	60,735	705,741
#*Odyssey Healthcare, Inc.	125,569	3,360,226
*Omnicell, Inc.	91,076	1,122,056
#*OncoGenex Pharmaceutical, Inc.	12,446	175,986
*Oncothyreon, Inc.	58,382	209,008
#*Opexa Therapeutics, Inc.	1,600	2,400
*Opko Health, Inc.	60,408	150,416
*Optimer Pharmaceuticals, Inc.	83,048	754,076
*OraSure Technologies, Inc.	129,314	612,948
*Orchid Cellmark, Inc.	203,675	334,027
*Ore Pharmaceutical Holdings, Inc.	16,491	5,937
#*Orexigen Therapeutics, Inc.	108,208	562,682
*Orthovita, Inc.	225,458	417,097
#*Osiris Therapeutics, Inc.	83,011	659,937
*Osteotech, Inc.	47,435	179,779
Owens & Minor, Inc.	33,900	921,741
*Pain Therapeutics, Inc.	119,322	698,034
*Palomar Medical Technologies, Inc.	51,872	578,892
*Par Pharmaceutical Cos., Inc.	98,137	2,590,817
*Parexel International Corp.	163,324	3,353,042

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*PDI, Inc.	126,989	$1,019,722
#PDL BioPharma, Inc.	289,817	1,802,662
*Penwest Pharmaceuticals Co.	100,310	339,048
*Pharmasset, Inc.	72,373	1,954,795
#*PharmAthene, Inc.	15,119	22,527
*PharMerica Corp.	77,854	1,016,773
*Phase Forward, Inc.	104,582	1,756,978
*PHC, Inc.	26,048	29,434
*PhotoMedex, Inc.	5,293	30,276
#*Poniard Pharmaceuticals, Inc.	76,471	47,412
#*Pozen, Inc.	73,067	583,075
*Progenics Pharmaceuticals, Inc.	90,747	417,436
*ProPhase Labs, Inc.	16,582	30,677
*Prospect Medical Holdings, Inc.	28,019	204,259
*Providence Service Corp.	36,216	521,510
#*PSS World Medical, Inc.	178,200	3,353,724
Psychemedics Corp.	7,201	64,809
*Psychiatric Solutions, Inc.	123,776	4,101,937
#Quality Systems, Inc.	74,518	4,092,529
*Questcor Pharmaceuticals, Inc.	173,692	1,954,035
#*Quidel Corp.	87,035	1,079,234
*RadNet, Inc.	93,998	190,816
#*Raptor Pharmaceutical Corp.	213	652
*Regeneration Technologies, Inc.	136,232	393,710
#*Regeneron Pharmaceuticals, Inc.	103,565	2,505,237
*RehabCare Group, Inc.	59,184	1,254,109
*Repligen Corp.	99,838	322,477
*Repros Therapeutics, Inc.	27,058	10,011
*Res-Care, Inc.	81,781	803,089
#*Rigel Pharmaceuticals, Inc.	124,366	1,007,365
*Rochester Medical Corp.	31,256	302,558
#*Rockwell Medical Technologies, Inc.	37,544	203,113
*Rural/Metro Corp.	12,052	109,071
*RXi Pharmaceuticals Corp.	84	189
*Salix Pharmaceuticals, Ltd.	127,741	5,417,496
*Sangamo BioSciences, Inc.	103,297	389,430
*Santarus, Inc.	139,413	347,138
*Savient Pharmaceuticals, Inc.	96,891	1,327,407
*SciClone Pharmaceuticals, Inc.	127,813	440,955
#*Seattle Genetics, Inc.	209,137	2,547,289
#*Sequenom, Inc.	176,417	1,014,398
*SeraCare Life Sciences, Inc.	42,521	170,084
#*SIGA Technologies Inc.	3,209	26,891
*Sirona Dental Systems, Inc.	94,008	2,893,566
*Skilled Healthcare Group, Inc.	51,452	136,862
*Solta Medical, Inc.	11,343	19,737
—*Somanetics Corp.	36,579	914,475
#*Somaxon Pharmaceuticals, Inc.	5,100	18,819
*SonoSite, Inc.	43,345	1,267,841
Span-American Medical System, Inc.	11,192	186,794
*Spectranetics Corp.	88,975	459,111
*Spectrum Pharmaceuticals, Inc.	105,550	440,144
*SRI/Surgical Express, Inc.	12,992	41,964
*Staar Surgical Co.	94,285	569,481
*StemCells, Inc.	105,500	96,005
*Stereotaxis, Inc.	120,600	504,108
Steris Corp.	134,975	4,290,855
*Sucampo Pharmaceuticals, Inc.	38,982	143,844
*Sun Healthcare Group, Inc.	117,710	974,639
*SunLink Health Systems, Inc.	20,348	46,393
*Sunrise Senior Living, Inc.	133,768	399,966

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*SuperGen, Inc.	162,576	$328,404
*SurModics, Inc.	51,592	676,887
*Symmetry Medical, Inc.	100,061	973,594
*Synovis Life Technologies, Inc.	33,839	550,899
*Synta Pharmaceuticals Corp.	101,200	324,852
*Targacept, Inc.	60,672	1,312,335
#*Telik, Inc.	128,964	98,013
*Theragenics Corp.	580,970	702,974
#*Theravance, Inc.	126,731	1,876,886
*Threshold Pharmaceuticals, Inc.	10,400	14,560
*TomoTherapy, Inc.	130,366	434,119
*TranS1, Inc.	39,032	97,190
*Transcend Services, Inc.	25,101	349,155
*Transcept Pharmaceuticals, Inc.	55,884	447,631
*Trimeris, Inc.	10,500	24,570
*Triple-S Management Corp.	57,019	1,133,538
*Trubion Pharmaceuticals, Inc.	17,329	53,027
*U.S. Physical Therapy, Inc.	39,561	719,615
*Universal American Corp.	211,231	3,536,007
*Urologix, Inc.	131,715	125,129
*Uroplasty, Inc.	13,042	50,733
Utah Medical Products, Inc.	16,563	411,756
*Vanda Pharmaceuticals, Inc.	66,350	481,701
*Vascular Solutions, Inc.	65,900	793,436
*Vical, Inc.	127,958	423,541
*Viropharma, Inc.	210,115	2,767,215
*Vision-Sciences, Inc.	4,525	5,792
*Vital Images, Inc.	40,437	594,020
#*Vivus, Inc.	189,165	1,070,674
*Volcano Corp.	110,353	2,435,491
*WellCare Health Plans, Inc.	112,353	2,897,584
West Pharmaceutical Services, Inc.	89,800	3,263,332
*Wright Medical Group, Inc.	104,826	1,636,334
#*XenoPort, Inc.	69,751	428,271
Young Innovations, Inc.	19,641	524,415
*Zoll Medical Corp.	57,824	1,530,023
#*Zymogenetics, Inc.	203,769	833,415

Total Health Care		380,483,025

Industrials — (15.3%)
*3D Systems Corp.	62,527	925,400
A.O. Smith Corp.	68,200	3,729,176
*A.T. Cross Co.	35,311	195,976
#AAON, Inc.	51,583	1,282,353
*AAR Corp.	107,795	1,810,956
ABM Industries, Inc.	145,495	3,157,242
*Acacia Technologies Group	179,983	2,409,972
*ACCO Brands Corp.	242,023	1,432,776
*Accuride Corp.	2,595	3,088
Aceto Corp.	70,269	479,235
*Active Power, Inc.	489,231	547,939
Actuant Corp.	190,156	3,921,017
Acuity Brands, Inc.	103,448	4,358,264
Administaff, Inc.	73,200	1,907,592
*Advisory Board Co. (The)	43,093	1,890,059
*AeroCentury Corp.	1,600	31,968
*Aerosonic Corp.	7,498	27,743
#*Aerovironment, Inc.	51,710	1,236,386
*Air Transport Services Group, Inc.	177,022	939,987
Aircastle, Ltd.	223,054	2,038,714
#*AirTran Holdings, Inc.	378,743	1,825,541

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Alamo Group, Inc.	33,314	$780,547
*Alaska Air Group, Inc.	111,907	5,773,282
Albany International Corp.	74,601	1,368,928
Alexander & Baldwin, Inc.	115,146	3,863,148
#Allegiant Travel Co.	55,758	2,475,098
*Allied Defense Group, Inc.	62,974	210,963
*Allied Motion Technologies, Inc.	2,915	12,535
*Altra Holdings, Inc.	74,805	1,084,673
*Amerco, Inc.	57,385	3,911,935
#*American Commercial Lines, Inc.	35,880	866,502
*American Railcar Industries, Inc.	59,673	814,536
*American Reprographics Co.	127,784	1,137,278
American Science & Engineering, Inc.	25,100	1,987,418
#*American Superconductor Corp.	106,199	3,201,900
American Woodmark Corp.	36,570	604,502
Ameron International Corp.	25,902	1,591,419
Ampco-Pittsburgh Corp.	27,455	659,195
*AMREP Corp.	7,250	86,782
*APAC Customer Services, Inc.	145,042	786,128
Apogee Enterprises, Inc.	78,286	881,500
Applied Industrial Technologies, Inc.	118,586	3,320,408
Applied Signal Technologies, Inc.	38,837	806,256
*Argan, Inc.	25,291	210,674
*Argon ST, Inc.	60,525	2,086,297
Arkansas Best Corp.	70,800	1,597,956
#*Armstrong World Industries, Inc.	57,629	2,106,916
#*Arotech Corp.	34,540	51,465
Art’s-Way Manufacturing Co., Inc.	400	2,020
#*ArvinMeritor, Inc.	248,693	4,081,052
*Astec Industries, Inc.	63,300	1,984,455
*Astronics Corp.	34,551	552,816
*Astronics Corp. Class B	6,887	103,305
*Astrotech Corp.	1,822	2,861
*ATC Technology Corp.	59,678	1,431,078
*Atlas Air Worldwide Holdings, Inc.	71,433	4,177,402
*Avalon Holding Corp. Class A	43,236	111,981
#*Avis Budget Group, Inc.	277,704	3,426,867
AZZ, Inc.	35,700	1,554,021
#Badger Meter, Inc.	41,995	1,644,524
*Baker (Michael) Corp.	24,300	942,840
#Baldor Electric Co.	107,133	4,094,623
*Baldwin Technology Co., Inc. Class A	3,200	4,000
Barnes Group, Inc.	154,100	2,832,358
Barrett Business Services, Inc.	28,738	429,920
*BE Aerospace, Inc.	138,903	4,083,748
*Beacon Roofing Supply, Inc.	127,507	2,175,269
Belden, Inc.	144,122	3,443,075
*Blount International, Inc.	133,974	1,426,823
*BlueLinx Holdings, Inc.	50,412	187,029
*BNS Holding, Inc.	4,020	45,225
Bowne & Co., Inc.	144,302	1,632,056
Brady Co. Class A	136,826	3,805,131
*Breeze-Eastern Corp.	33,913	220,434
#*Bridgepoint Education, Inc.	152,764	2,833,772
#Briggs & Stratton Corp.	140,186	2,659,328
Brink’s Co. (The)	139,794	3,061,489
#*Broadwind Energy, Inc.	125,592	374,264
*BTU International, Inc.	19,000	106,400
*Builders FirstSource, Inc.	83,113	177,862
*C&D Technologies, Inc.	327,576	281,715
*CAI International, Inc.	53,726	702,199

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Cascade Corp.	34,100	$1,301,597
*Casella Waste Systems, Inc.	67,563	269,576
#*CBIZ, Inc.	196,795	1,296,879
CDI Corp.	53,191	893,609
*CECO Environmental Corp.	34,342	204,335
*Celadon Group, Inc.	61,502	961,891
*Cenveo, Inc.	195,230	1,202,617
*Ceradyne, Inc.	69,584	1,617,828
*Champion Industries, Inc.	9,213	14,188
*Chart Industries, Inc.	77,826	1,386,081
Chase Corp.	24,379	342,769
Chicago Rivet & Machine Co.	800	12,720
CIRCOR International, Inc.	47,790	1,494,871
#CLAROC, Inc.	111,600	4,187,232
#*Clean Harbors, Inc.	68,564	4,330,502
*Coleman Cable, Inc.	11,274	61,782
*Colfax Corp.	121,064	1,567,779
*Columbus McKinnon Corp.	53,495	841,476
*Comforce Corp.	29,612	36,127
Comfort Systems USA, Inc.	110,919	1,265,586
*Command Security Corp.	3,850	8,662
*Commercial Vehicle Group, Inc.	193,472	2,176,560
#*Competitive Technologies, Inc.	27,004	56,978
CompX International, Inc.	6,757	88,179
*Conrad Industries, Inc.	6,900	44,850
*Consolidated Graphics, Inc.	31,425	1,350,332
#Con-way, Inc.	107,816	3,632,321
*Cornell Cos., Inc.	37,712	1,053,296
Corporate Executive Board Co.	95,916	2,701,954
#*CoStar Group, Inc.	55,576	2,435,896
Courier Corp.	32,048	510,517
*Covenant Transportation Group, Inc.	178,876	1,679,646
*CPI Aerostructures, Inc.	17,729	193,246
*CRA International, Inc.	26,358	506,601
Crane Co.	34,375	1,221,688
Cubic Corp.	74,215	3,007,192
Curtiss-Wright Corp.	128,440	3,890,448
Deluxe Corp.	143,730	2,957,963
Diamond Management & Technology Consultants, Inc.	77,356	839,313
#*Document Security Systems, Inc.	31,485	107,049
*Dollar Thrifty Automotive Group, Inc.	68,832	3,432,652
Ducommun, Inc.	31,110	649,888
*DXP Enterprises, Inc.	38,500	790,405
*Dycom Industries, Inc.	125,901	1,139,404
*Dynamex, Inc.	30,416	409,399
Dynamic Materials Corp.	36,122	530,271
#*Eagle Bulk Shipping, Inc.	168,620	816,121
Eastern Co.	20,863	347,160
Ecology & Environment, Inc. Class A	4,436	52,833
*EMCOR Group, Inc.	176,300	4,585,563
Encore Wire Corp.	60,238	1,281,865
#*Ener1, Inc.	293,127	958,525
#*Energy Conversion Devices, Inc.	50,300	243,452
#*Energy Recovery, Inc.	135,856	557,010
EnergySolutions, Inc.	211,960	1,066,159
#*EnerNOC, Inc.	23,120	770,821
*EnerSys	137,400	3,327,828
Ennis, Inc.	72,500	1,226,700
*EnPro Industries, Inc.	55,700	1,668,215
*Environmental Tectonics Corp.	7,400	25,160
ESCO Technologies, Inc.	70,700	2,107,567

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Espey Manufacturing & Electronics Corp.	9,085	$172,615
*Esterline Technologies Corp.	84,108	4,317,264
#*Evergreen Solar, Inc.	103,800	68,508
*Excel Maritime Carriers, Ltd.	27,126	167,096
*Exponent, Inc.	40,910	1,350,439
*ExpressJet Holdings, Inc.	95,601	286,803
Federal Signal Corp.	241,128	1,437,123
*First Aviation Services, Inc.	6,000	5,250
*Flanders Corp.	63,897	191,691
*Flow International Corp.	148,316	403,420
#Forward Air Corp.	82,900	2,407,416
*Franklin Covey Co.	121,017	753,936
Franklin Electric Co., Inc.	65,093	2,001,610
#Freightcar America, Inc.	32,183	799,104
*Frozen Food Express Industries, Inc.	166,048	591,131
*Fuel Tech, Inc.	48,200	313,782
*FuelCell Energy, Inc.	177,606	232,664
*Furmanite Corp.	102,870	444,398
G & K Services, Inc. Class A	66,564	1,548,944
#GATX Corp.	129,596	3,662,383
#*Genco Shipping & Trading, Ltd.	82,767	1,382,209
*Gencor Industries, Inc.	3,500	26,775
#*GenCorp., Inc.	140,396	738,483
#*General Cable Corp.	98,539	2,615,225
*Genesee & Wyoming, Inc.	103,575	4,234,146
*GEO Group, Inc. (The)	137,790	2,973,508
*GeoEye, Inc.	61,771	2,132,335
*Gibraltar Industries, Inc.	108,504	1,170,758
Gorman-Rupp Co. (The)	45,968	1,376,282
*GP Strategies Corp.	52,162	393,823
Graco, Inc.	101,555	3,206,091
*Graftech International, Ltd.	260,536	4,085,204
Graham Corp.	27,225	439,139
*Grand Canyon Education, Inc.	127,978	3,106,026
#Granite Construction, Inc.	101,950	2,370,338
Great Lakes Dredge & Dock Corp.	163,989	918,338
*Greenbrier Cos., Inc.	85,717	1,119,464
*Griffon Corp.	214,249	2,905,216
*GT Solar International, Inc.	366,461	2,374,667
*H&E Equipment Services, Inc.	90,768	789,682
Hardinge, Inc.	47,823	404,583
#*Hawaiian Holdings, Inc.	139,775	838,650
Healthcare Services Group, Inc.	118,163	2,639,761
Heartland Express, Inc.	264,941	4,244,355
#HEICO Corp.	50,250	1,986,382
HEICO Corp. Class A	55,478	1,602,205
Heidrick & Struggles International, Inc.	43,007	864,441
*Heritage-Crystal Clean, Inc.	1,300	10,816
*Herley Industries, Inc.	38,300	592,884
#Herman Miller, Inc.	159,535	2,744,002
#*Hexcel Corp.	261,957	4,895,976
*Hill International, Inc.	105,519	485,387
HNI Corp.	126,657	3,272,817
#*Hoku Corp.	86,175	273,175
#Horizon Lines, Inc.	76,085	353,034
Houston Wire & Cable Co.	49,620	598,913
*Hub Group, Inc. Class A	106,176	3,413,558
*Hudson Highland Group, Inc.	90,029	400,629
*Hudson Technologies, Inc.	3,900	8,268
*Hurco Cos., Inc.	17,960	302,806
*Huron Consulting Group, Inc.	58,534	1,201,703

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Huttig Building Products, Inc.	250,328	$252,831
*ICF International, Inc.	46,825	1,076,975
*Identive Group, Inc.	50,472	80,755
*IESI-BFC, Ltd.	23,471	528,332
*II-VI, Inc.	86,208	2,955,210
#*Innerworkings, Inc.	124,713	863,014
*Innotrac Corp.	16,000	17,920
*Innovative Solutions & Support, Inc.	46,428	279,961
*Insituform Technologies, Inc.	106,857	2,447,025
Insteel Industries, Inc.	48,442	450,026
*Integrated Electrical Services, Inc.	31,883	116,373
*Intelligent Systems Corp.	34,437	41,152
Interface, Inc. Class A	158,135	1,965,618
*Interline Brands, Inc.	91,644	1,657,840
International Shipholding Corp.	19,600	488,824
*Intersections, Inc.	47,970	236,972
#*JetBlue Airways Corp.	758,521	4,877,290
John Bean Technologies Corp.	78,706	1,236,471
*JPS Industries, Inc.	8,700	35,670
*Kadant, Inc.	40,397	787,338
Kaman Corp. Class A	70,406	1,608,073
Kaydon Corp.	93,617	3,556,510
*Kelly Services, Inc. Class A	85,734	1,268,863
*Kelly Services, Inc. Class B	350	5,250
*Key Technology, Inc.	14,902	178,973
*Kforce, Inc.	108,105	1,460,499
Kimball International, Inc. Class B	116,461	726,717
#Knight Transportation, Inc.	227,179	4,752,585
Knoll, Inc.	131,620	1,846,629
*Korn/Ferry International	125,779	1,767,195
*Kratos Defense & Security Solutions, Inc.	43,686	483,167
L.S. Starrett Co. Class A	15,898	151,031
*LaBarge, Inc.	46,860	587,156
*Ladish Co., Inc.	44,000	1,294,040
Lawson Products, Inc.	35,360	629,762
*Layne Christensen Co.	54,653	1,377,802
*LB Foster Co.	41,336	1,264,055
*LECG Corp.	78,299	167,560
*LGL Group, Inc.	4,660	58,436
#Lindsay Corp.	32,600	1,133,828
*LMI Aerospace, Inc.	32,041	551,746
LSI Industries, Inc.	68,040	357,890
*Lydall, Inc.	64,741	462,898
*M&F Worldwide Corp.	53,200	1,499,176
*Magnetek, Inc.	422,947	452,553
*Manitex International, Inc.	6,890	14,400
#Manitowoc Co., Inc. (The)	367,588	3,808,212
*Marten Transport, Ltd.	61,352	1,393,917
*MasTec, Inc.	190,028	2,018,097
McGrath Rentcorp	69,314	1,616,402
*Media Sciences International, Inc.	2,800	896
*Metalico, Inc.	173,085	725,226
Met-Pro Corp.	47,157	486,189
*MFRI, Inc.	19,605	123,021
#*Microvision, Inc.	203,179	574,997
#*Middleby Corp.	52,020	2,991,670
Miller Industries, Inc.	32,635	436,330
#Mine Safety Appliances Co.	101,100	2,532,555
#*Mobile Mini, Inc.	101,815	1,745,109
*Moog, Inc.	110,649	3,962,341
*Moog, Inc. Class B	10,325	368,602

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Mueller Industries, Inc.	105,497	$2,607,886
Mueller Water Products, Inc.	385,766	1,465,911
Multi-Color Corp.	33,680	439,861
*MYR Group, Inc.	54,979	924,197
NACCO Industries, Inc. Class A	17,997	1,602,453
*National Patent Development Corp.	13,860	18,711
*National Technical Systems, Inc.	26,402	224,417
*Navigant Consulting, Inc.	145,200	1,428,768
*NCI Building Systems, Inc.	48,871	462,808
*NIVS IntelliMedia Technology Group, Inc.	34,899	78,174
*NN, Inc.	50,975	300,243
*Northwest Pipe Co.	24,064	437,243
*Ocean Power Technologies, Inc.	28,081	155,007
#*Odyssey Marine Exploration, Inc.	133,967	178,176
*Old Dominion Freight Line, Inc.	104,422	4,117,359
Omega Flex, Inc.	24,600	348,828
*On Assignment, Inc.	98,226	474,432
*Orbit International Corp.	1,977	6,662
*Orbital Sciences Corp.	162,552	2,379,761
*Orion Energy Systems, Inc.	46,308	150,038
*Orion Marine Group, Inc.	61,537	764,290
*Oshkosh Corp.	36,786	1,264,703
Otter Tail Corp.	86,355	1,774,595
*P.A.M. Transportation Services, Inc.	34,128	498,951
#*Pacer International, Inc.	97,818	806,020
*Paragon Technologies, Inc.	2,950	7,346
*Park-Ohio Holdings Corp.	39,154	530,537
*Patrick Industries, Inc.	12,641	22,880
*Patriot Transportation Holding, Inc.	13,493	1,024,793
*PGT, Inc.	100,575	261,495
*Pike Electric Corp.	92,992	873,195
*Pinnacle Airlines Corp.	64,200	356,310
*Plug Power, Inc.	712,637	332,303
*PMFG, Inc.	41,196	762,538
*Point Blank Solutions, Inc.	68,285	20,486
*Polypore International, Inc.	120,111	2,949,926
Portec Rail Products, Inc.	21,972	255,095
*Powell Industries, Inc.	31,883	1,047,675
*Power-One, Inc.	231,546	2,878,117
*PowerSecure International, Inc.	76,400	799,908
Preformed Line Products Co.	23,031	747,586
*PRGX Global, Inc.	55,648	306,620
Providence & Worcester Railroad Co.	5,200	62,348
*Quality Distribution, Inc.	85,270	576,425
Quanex Building Products Corp.	105,969	1,863,995
Raven Industries, Inc.	49,740	1,742,392
*RBC Bearings, Inc.	60,893	1,867,588
*RCM Technologies, Inc.	155,873	799,628
*Republic Airways Holdings, Inc.	86,978	543,612
*Resources Connection, Inc.	209,836	2,725,770
Robbins & Myers, Inc.	96,400	2,286,608
#*RSC Holdings, Inc.	279,241	2,183,665
*Rush Enterprises, Inc. Class A	74,410	1,111,685
*Rush Enterprises, Inc. Class B	40,331	527,933
*Saia, Inc.	48,804	736,940
#*SatCon Technology Corp.	101,496	377,565
*Sauer-Danfoss, Inc.	102,337	1,524,821
Schawk, Inc.	68,217	1,011,658
*School Specialty, Inc.	67,783	1,299,400
Schuff International, Inc.	6,700	92,962
Seaboard Corp.	1,854	2,814,372

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Servotronics, Inc.	1,500	$13,575
*SFN Group, Inc.	186,396	1,396,106
#*Ship Finance International, Ltd.	159,781	3,045,426
SIFCO Industries, Inc.	6,663	68,296
#Simpson Manufacturing Co., Inc.	138,341	3,567,814
SkyWest, Inc.	163,073	2,030,259
*SL Industries, Inc.	7,669	104,605
SmartPros, Ltd.	10,300	26,265
*Sparton Corp.	22,821	130,080
*Spherix, Inc.	37,595	49,249
*Spire Corp.	24,326	94,142
*Standard Parking Corp.	52,371	893,449
#Standard Register Co.	57,950	192,394
Standex International Corp.	34,100	1,023,682
*Stanley, Inc.	59,994	2,240,776
#Steelcase, Inc. Class A	234,907	1,623,207
*Sterling Construction Co., Inc.	39,729	492,242
#Sun Hydraulics, Inc.	46,420	1,197,172
Superior Uniform Group, Inc.	11,185	114,087
*Supreme Industries, Inc.	114,945	286,213
*SYKES Enterprises, Inc.	125,314	1,986,227
*Sypris Solutions, Inc.	303,843	1,072,566
#TAL International Group, Inc.	86,001	2,316,867
*Taser International, Inc.	165,993	680,571
*Team, Inc.	45,500	646,100
*TeamStaff, Inc.	13,988	8,952
*Tech/Ops Sevcon, Inc.	8,183	40,915
Technology Research Corp.	84,852	438,685
*Tecumseh Products Co. Class A	36,992	478,676
*Tecumseh Products Co. Class B	4,026	46,017
*Teledyne Technologies, Inc.	97,800	4,012,734
*Tel-Instrument Electronics	8,800	59,048
Tennant Co.	51,000	1,913,520
*Tetra Tech, Inc.	153,296	3,214,617
#Textainer Group Holdings, Ltd.	129,637	3,539,090
Titan International, Inc.	105,969	1,163,540
#*Titan Machinery, Inc.	48,057	685,773
Todd Shipyards Corp.	25,294	384,469
Toro Co.	76,854	4,000,251
#*Track Data Corp.	393	34,977
*Trailer Bridge, Inc.	11,600	37,816
*Transcat, Inc.	5,900	46,551
*TRC Cos., Inc.	381,979	1,203,234
Tredegar Industries, Inc.	86,991	1,501,465
#*Trex Co., Inc.	43,500	943,950
*Trimas Corp.	127,478	1,522,087
#Trinity Industries, Inc.	206,100	4,198,257
#Triumph Group, Inc.	44,280	3,360,852
*TrueBlue, Inc.	127,626	1,642,547
*Tufco Technologies, Inc.	4,700	14,852
*Tutor Perini Corp.	132,239	2,549,568
Twin Disc, Inc.	30,434	393,207
*U.S. Home Systems, Inc.	2,227	5,968
*UAL Corp.	273,284	6,487,762
#*Ultralife Corp.	36,945	169,947
UniFirst Corp.	39,026	1,715,583
*United Capital Corp.	28,013	696,123
*United Rentals, Inc.	163,238	2,151,477
*United Stationers, Inc.	76,209	4,126,717
Universal Forest Products, Inc.	72,537	2,246,471
*Universal Power Group, Inc.	8,999	22,318

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Universal Security Instruments, Inc.	5	$28
*Universal Truckload Services, Inc.	39,142	594,567
*UQM Technologies, Inc.	84,121	304,518
#*US Airways Group, Inc.	435,400	4,724,090
US Ecology, Inc.	55,250	817,148
*USA Truck, Inc.	28,217	462,477
#*USG Corp.	278,513	3,347,726
UTi Worldwide, Inc.	274,426	4,009,364
#*Valence Technology, Inc.	19,099	13,751
*Valpey Fisher Corp.	8,710	17,420
*Versar, Inc.	24,600	65,682
Viad Corp.	56,800	1,130,320
*Vicor Corp.	111,287	1,751,657
Virco Manufacturing Corp.	31,531	92,701
*Vishay Precision Group, Inc.	29,487	373,011
*Volt Information Sciences, Inc.	127,547	1,138,995
VSE Corp.	11,566	410,709
*Wabash National Corp.	490,296	4,103,778
#Watsco, Inc. Class A	64,000	3,565,440
Watsco, Inc. Class B	12,822	714,826
Watts Water Technologies, Inc.	82,680	2,662,296
*WCA Waste Corp.	53,626	228,447
#Werner Enterprises, Inc.	203,184	4,679,328
#*WESCO International, Inc.	98,371	3,534,470
*Willdan Group, Inc.	5,300	13,250
*Willis Lease Finance Corp.	26,890	256,262
#Woodward Governor Co.	70,145	2,121,185
*WSI Industries, Inc.	1,900	5,605
#*YRC Worldwide, Inc.	450,358	177,891

Total Industrials		552,146,286

Information Technology — (16.9%)
#*3PAR, Inc.	137,069	1,384,397
*ACI Worldwide, Inc.	95,284	1,848,510
*Acme Packet, Inc.	161,675	4,568,936
*Acorn Energy, Inc.	33,938	173,423
*Actel Corp.	80,176	1,175,380
*ActivIdentity Corp.	747,561	1,465,220
*Actuate Corp.	126,600	602,616
*Acxiom Corp.	223,077	3,422,001
*ADC Telecommunications, Inc.	271,489	3,456,055
*ADDvantage Technologies Group, Inc.	2,354	6,638
*Adept Technology, Inc.	17,803	87,235
*ADPT Corp.	331,820	1,012,051
#Adtran, Inc.	210,232	6,639,127
*Advanced Analogic Technologies, Inc.	119,848	382,315
*Advanced Energy Industries, Inc.	117,352	2,066,569
*Advanced Photonix, Inc.	5,345	2,934
#*Advent Software, Inc.	76,915	3,942,663
*Aehr Test Systems	12,500	18,875
*Aetrium, Inc.	7,219	21,152
Agilysys, Inc.	116,433	923,314
American Software, Inc. Class A	61,870	310,587
#*Amkor Technology, Inc.	514,408	2,968,134
*Amtech Systems, Inc.	24,270	244,156
*Anadigics, Inc.	181,594	797,198
*Analysts International Corp.	64,790	154,848
*Anaren, Inc.	41,600	658,112
#*Anixter International, Inc.	94,283	4,555,755
*Applied Micro Circuits Corp.	190,714	2,280,939
*ArcSight, Inc.	95,143	2,379,526

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Ariba, Inc.	242,669	$3,875,424
*Arris Group, Inc.	359,915	3,354,408
*Art Technology Group, Inc.	439,674	1,582,826
#*Aruba Networks, Inc.	223,309	3,791,787
*Aspen Technology, Inc.	261,140	2,854,260
*Astea International, Inc.	2,800	7,280
Astro-Med, Inc.	13,856	96,022
#*ATMI, Inc.	81,713	1,212,621
*AuthenTec, Inc.	60,958	124,354
#*Authentidate Holding Corp.	97,700	76,206
*Autobytel, Inc.	758,307	796,222
*Aviat Networks, Inc.	148,168	598,599
*Avid Technology, Inc.	116,463	1,505,867
*Aware, Inc.	24,003	60,008
*Axcelis Technologies, Inc.	305,496	510,178
*AXT, Inc.	194,435	1,145,222
Bel Fuse, Inc. Class A	8,710	198,152
Bel Fuse, Inc. Class B	26,643	628,242
*Benchmark Electronics, Inc.	109,971	1,836,516
*BigBand Networks, Inc.	109,577	341,880
*Bitstream, Inc.	7,200	50,688
Black Box Corp.	49,170	1,496,735
#Blackbaud, Inc.	125,439	2,971,650
#*Blackboard, Inc.	95,564	3,628,565
*Blonder Tongue Laboratories, Inc.	20,136	24,163
#*Blue Coat Systems, Inc.	112,372	2,460,947
*Bogen Communications International, Inc.	11,900	19,932
*Bottomline Technologies, Inc.	72,694	1,030,074
*Brightpoint, Inc.	197,217	1,561,959
*BroadVision, Inc.	4,855	52,725
*Brooks Automation, Inc.	181,953	1,388,301
*Bsquare Corp.	32,868	102,219
*Cabot Microelectronics Corp.	66,204	2,164,209
#*CACI International, Inc.	81,601	3,836,879
*Cadence Design Systems, Inc.	595,611	4,145,453
*CalAmp Corp.	457,346	1,047,322
*Callidus Software, Inc.	76,856	272,839
*Cascade Microtech, Inc.	47,899	218,898
Cass Information Systems, Inc.	25,918	900,391
*Cavium Networks, Inc.	63,587	1,706,039
*CEVA, Inc.	61,567	786,211
*Checkpoint Systems, Inc.	120,500	2,406,385
*China Information Security Technology, Inc.	14,705	86,024
*Chyron International Corp.	1,822	3,316
*Ciber, Inc.	186,816	622,097
#*Ciena Corp.	220,816	2,890,481
#*Cirrus Logic, Inc.	182,909	3,566,726
*Clearfield, Inc.	87,411	210,661
*Cogent, Inc.	241,918	2,174,843
Cognex Corp.	111,070	2,071,456
*Cogo Group, Inc.	13,451	88,373
*Coherent, Inc.	78,193	2,894,705
Cohu, Inc.	65,981	1,034,582
*Comarco, Inc.	35,710	89,275
—#*Commerce One LLC	45,000	—
Communications Systems, Inc.	31,398	322,143
*CommVault Systems, Inc.	116,567	2,158,821
#*Compellent Technologies, Inc.	75,732	1,015,566
*Computer Task Group, Inc.	50,197	401,576
*comScore, Inc.	83,749	1,659,068
*Comtech Telecommunications Corp.	73,509	1,585,589

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Comverge, Inc.	55,715	$493,635
*Concurrent Computer Corp.	21,375	110,188
*Conexant Systems, Inc.	219,188	451,527
#*Constant Contact, Inc.	76,736	1,495,585
*Convergys Corp.	346,282	3,867,970
*CPI International, Inc.	37,315	525,022
*Cray, Inc.	114,441	762,177
*CSG Systems International, Inc.	123,232	2,324,156
*CSP, Inc.	8,385	35,552
CTS Corp.	95,146	889,615
*CVD Equipment Corp.	11,029	39,649
*CyberOptics Corp.	14,954	145,502
*Cymer, Inc.	85,386	2,841,646
*Cypress Semiconductor Corp.	356,616	3,780,130
Daktronics, Inc.	115,216	981,640
*Data I/O Corp.	7,300	36,646
*Datalink Corp.	26,011	88,437
*Dataram Corp.	75,582	138,315
#*DataTRAK International, Inc.	2,915	1,953
*Datawatch Corp.	3,832	9,963
DDi Corp.	55,594	503,682
#*DealerTrack Holdings, Inc.	92,253	1,440,069
*Deltek, Inc.	113,225	849,188
*DemandTec, Inc.	61,772	415,726
*DG FastChannel, Inc.	79,556	3,033,470
*Dice Holdings, Inc.	174,603	1,431,745
*Digi International, Inc.	76,915	639,164
*Digimarc Corp.	19,176	396,176
*Digital Angel Corp.	21,399	9,630
#*Digital River, Inc.	110,958	2,917,086
*DigitalGlobe, Inc.	37,511	1,022,550
#*Diodes, Inc.	118,174	2,089,316
*Ditech Networks, Inc.	98,647	120,349
*DivX, Inc.	87,246	663,942
*Dot Hill Systems Corp.	736,220	817,204
*DSP Group, Inc.	100,273	699,906
#*DTS, Inc.	50,689	1,810,611
*Dynamics Research Corp.	99,797	970,027
#Earthlink, Inc.	348,197	3,074,580
*Easylink Services International Corp.	3,800	8,892
#*Ebix, Inc.	98,130	1,629,939
*Echelon Corp.	93,650	710,804
*EchoStar Corp.	52,060	994,346
*EDGAR Online, Inc.	21,300	25,134
*Edgewater Technology, Inc.	46,668	114,337
*Elecsys Corp.	10,567	41,634
Electro Rent Corp.	69,056	952,973
*Electronics for Imaging, Inc.	124,084	1,321,495
*eLoyalty Corp.	24,679	156,218
#*EMCORE Corp.	147,150	132,685
*EMS Technologies, Inc.	42,168	701,676
*Emulex Corp.	218,705	1,902,734
*Endwave Corp.	25,203	72,333
*Entegris, Inc.	367,694	1,695,069
*Entorian Technologies, Inc.	10,595	21,190
*Entropic Communications, Inc.	178,799	1,399,996
*Epicor Software Corp.	188,822	1,461,482
*EPIQ Systems, Inc.	90,304	1,175,758
*ePlus, Inc.	17,735	317,634
*Euronet Worldwide, Inc.	178,724	2,805,967
Evolving Systems, Inc.	5,500	37,840

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Exar Corp.	156,772	$1,095,836
*ExlService Holdings, Inc.	81,658	1,521,289
*Extreme Networks	267,591	765,310
#Fair Isaac Corp.	122,800	2,928,780
*Fairchild Semiconductor Corp. Class A	351,676	3,193,218
*FalconStor Software, Inc.	102,855	315,765
*Faro Technologies, Inc.	42,919	882,844
#*FEI Co.	96,650	1,890,474
#*Finisar Corp.	200,235	3,209,767
#*FormFactor, Inc.	116,343	1,126,200
*Forrester Research, Inc.	62,587	2,020,308
*Frequency Electronics, Inc.	50,409	257,086
*FSI International, Inc.	90,071	318,851
*Gerber Scientific, Inc.	169,522	973,056
*Giga-Tronics, Inc.	3,942	8,554
*GigOptix, Inc.	7,585	16,535
*Global Cash Access, Inc.	227,205	933,813
*Globalscape, Inc.	6,863	19,422
*Globecomm Systems, Inc.	59,917	493,117
*Glu Mobile, Inc.	6,246	8,182
*GSE Systems, Inc.	48,915	197,617
*GSI Commerce, Inc.	163,016	3,671,120
*GSI Technology, Inc.	77,669	528,149
*GTSI Corp.	87,477	470,626
*Guidance Software, Inc.	53,551	255,438
*Hackett Group, Inc.	134,533	422,434
*Harmonic, Inc.	300,291	2,093,028
Heartland Payment Systems, Inc.	105,357	1,662,533
*Henry Bros. Electronics, Inc.	13,944	56,543
—*Here Media, Inc.	22,918	—
—*Here Media, Inc. Special Shares	22,918	—
*Hittite Microwave Corp.	85,298	3,920,296
*Hughes Communications, Inc.	59,902	1,502,342
*Hutchinson Technology, Inc.	84,052	319,398
*Hypercom Corp.	918,056	3,975,182
*I.D. Systems, Inc.	7,389	20,394
*ICx Technologies, Inc.	96,836	744,669
*IEC Electronics Corp.	23,785	114,882
iGATE Corp.	153,938	2,732,400
*Ikanos Communications, Inc.	245,090	428,908
*Imation Corp.	96,695	901,197
Imergent, Inc.	24,597	91,501
*Immersion Corp.	75,600	418,068
*Infinera Corp.	261,393	2,365,607
*InfoSpace, Inc.	186,117	1,457,296
*Innodata Isogen, Inc.	57,716	169,685
*Insight Enterprises, Inc.	129,441	1,885,955
*InsWeb Corp.	1,533	7,412
*Integral Systems, Inc.	61,350	463,806
*Integral Vision, Inc.	2,209	170
*Integrated Device Technology, Inc.	447,486	2,599,894
*Integrated Silicon Solution, Inc.	149,581	1,286,397
*Intellicheck Mobilisa, Inc.	64,234	99,563
*Interactive Intelligence, Inc.	48,255	780,766
#*InterDigital, Inc.	135,597	3,700,442
*Interlink Electronics, Inc.	23,100	6,930
*Intermec, Inc.	169,500	1,779,750
*Internap Network Services Corp.	145,121	679,166
*International Rectifier Corp.	197,911	3,865,202
*Internet Brands, Inc.	120,242	1,320,257
*Internet Capital Group, Inc.	132,234	1,113,410

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Interphase Corp.	10,478	$16,974
#Intersil Corp.	55,472	630,162
*Intest Corp.	45,877	150,477
*Intevac, Inc.	60,036	660,396
*IntriCon Corp.	15,310	80,990
*INX, Inc.	5,600	25,592
*iPass, Inc.	525,197	672,252
*IPG Photonics Corp.	204,333	3,291,805
*Isilon Systems, Inc.	162,444	2,849,268
*Iteris, Inc.	19,424	29,136
*Ixia	173,324	1,903,098
*IXYS Corp.	93,924	829,349
#*j2 Global Communications, Inc.	133,364	3,138,055
*Jaco Electronics, Inc.	66,196	35,415
*JDA Software Group, Inc.	112,167	2,635,924
#*JDS Uniphase Corp.	448,452	4,865,704
Keithley Instruments, Inc.	38,103	411,131
*Kemet Corp.	190,656	613,912
*Kenexa Corp.	63,219	760,525
*KEY Tronic Corp.	28,087	147,457
Keynote Systems, Inc.	39,798	398,378
*KIT Digital, Inc.	33,626	329,199
*Knot, Inc. (The)	77,157	635,002
*Kopin Corp.	225,067	848,503
#*Kulicke & Soffa Industries, Inc.	196,354	1,319,499
*KVH Industries, Inc.	40,201	562,010
#*L-1 Identity Solutions, Inc.	259,991	2,121,527
*Lantronix, Inc.	2,333	9,647
*LaserCard Corp.	27,883	111,532
*Lattice Semiconductor Corp.	502,283	2,792,693
*Lawson Software, Inc.	558,060	4,447,738
*LeCroy Corp.	214,992	1,156,657
#*LightPath Technologies, Inc.	1,850	4,070
*Limelight Networks, Inc.	247,100	1,050,175
*Lionbridge Technologies, Inc.	166,131	817,365
*Liquidity Services, Inc.	74,993	1,018,405
*Littlefuse, Inc.	61,410	2,186,810
*Logic Devices, Inc.	6,400	6,464
#*LogMeIn, Inc.	64,349	1,833,946
*LoJack Corp.	44,038	155,454
*LoopNet, Inc.	131,284	1,501,889
*Loral Space & Communications, Inc.	128,378	6,141,604
*LTX-Credence Corp.	1,022,179	2,862,101
*Mace Security International, Inc.	38,900	22,562
#*Magma Design Automation, Inc.	138,126	447,528
*Management Network Group, Inc.	44,954	123,174
*Manhattan Associates, Inc.	72,894	1,957,933
#*ManTech International Corp. Class A	30,301	1,201,435
Marchex, Inc.	72,076	335,874
*Mastech Holdings, Inc.	27	100
*Mattson Technology, Inc.	140,038	410,311
Maximus, Inc.	59,200	3,563,248
*Maxwell Technologies, Inc.	50,473	637,979
*Measurement Specialties, Inc.	40,746	680,458
#*Mechanical Technology, Inc.	7	6
*Medidata Solutions, Inc.	11,445	172,591
*MEMSIC, Inc.	4,867	11,194
*Mentor Graphics Corp.	315,130	3,031,551
*Mercury Computer Systems, Inc.	241,089	3,182,375
Mesa Laboratories, Inc.	14,145	338,773
Methode Electronics, Inc.	104,200	1,112,856

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Micrel, Inc.	174,145	$1,692,689
*Microsemi Corp.	225,488	3,598,788
#*MicroStrategy, Inc.	26,300	2,182,637
*Microtune, Inc.	145,946	348,811
*Mindspeed Technologies, Inc.	87,747	620,371
*MIPS Technologies, Inc.	133,600	728,120
*MKS Instruments, Inc.	153,686	3,298,102
Mocon, Inc.	23,101	248,105
*ModusLink Global Solutions, Inc.	164,796	1,081,062
#*MoneyGram International, Inc.	207,964	542,786
*Monolithic Power Systems, Inc.	97,219	1,712,999
*Monotype Imaging Holdings, Inc.	96,378	801,865
*MoSys, Inc.	88,617	402,321
*Move, Inc.	436,669	986,872
*MRV Communications, Inc.	739,416	939,798
*MTM Technologies, Inc.	306	145
MTS Systems Corp.	49,787	1,440,338
*Multi-Fineline Electronix, Inc.	71,353	1,808,085
#*Nanometrics, Inc.	185,321	1,691,981
*NAPCO Security Technologies, Inc.	9,511	16,454
*NCI, Inc.	21,183	499,071
#*Netezza Corp.	173,118	2,683,329
*NETGEAR, Inc.	94,140	2,259,360
#*NetList, Inc.	57,800	174,556
*NetLogic Microsystems, Inc.	138,120	4,082,827
*NetScout Systems, Inc.	102,950	1,631,758
#*NetSuite, Inc.	127,563	1,893,035
*Network Engines, Inc.	124,077	241,950
*Network Equipment Technologies, Inc.	79,282	247,360
*NeuStar, Inc.	141,540	3,287,974
*Newport Corp.	6,218	79,155
*Newtek Business Services, Inc.	157,795	178,308
*Nextwave Wireless, Inc.	11,725	23,333
NIC, Inc.	175,465	1,301,950
*Novatel Wireless, Inc.	67,385	451,480
*Novell, Inc.	792,789	4,788,446
*Nu Horizons Electronics Corp.	189,116	650,559
*NumereX Corp. Class A	29,790	151,333
O.I. Corp.	8,590	66,401
*Occam Networks, Inc.	87,988	559,604
*Oclaro, Inc.	101,909	1,256,538
*OmniVision Technologies, Inc.	145,800	3,252,798
*Omtool, Ltd.	3,470	5,378
*Online Resources Corp.	69,527	285,061
*Onvia, Inc.	12,730	43,791
#*OpenTable, Inc.	63,694	2,847,122
*Openwave Systems, Inc.	687,710	1,396,051
*Oplink Communications, Inc.	56,439	909,232
OPNET Technologies, Inc.	58,911	897,804
*Opnext, Inc.	174,238	313,628
*OPTi, Inc.	11,000	32,010
*Optical Cable Corp.	15,754	47,104
*Orbcomm, Inc.	58,737	109,838
*OSI Systems, Inc.	50,730	1,409,787
#*Overland Storage, Inc.	66,392	110,211
*PAR Technology Corp.	36,465	218,061
*Parametric Technology Corp.	166,008	2,978,184
Park Electrochemical Corp.	55,551	1,524,319
#*ParkerVision, Inc.	76,939	67,714
*PC Connection, Inc.	46,022	318,012
*PC Mall, Inc.	40,500	171,315

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*PC-Tel, Inc.	61,900	$391,827
*PDF Solutions, Inc.	75,500	309,550
*Peerless Systems Corp.	22,500	64,125
#Pegasystems, Inc.	103,687	3,189,412
*Perceptron, Inc.	16,230	76,443
*Perficient, Inc.	83,100	718,815
*Performance Technologies, Inc.	40,315	90,709
*Pericom Semiconductor Corp.	74,917	684,741
*Pervasive Software, Inc.	46,820	224,736
#*PFSweb, Inc.	6,817	20,315
*Phoenix Technologies, Ltd.	83,320	257,459
#*Photronics, Inc.	150,186	678,841
*Pixelworks, Inc.	36,329	120,249
*Planar Systems, Inc.	299,070	702,814
#Plantronics, Inc.	144,900	4,342,653
*Plexus Corp.	112,980	3,299,016
*PLX Technology, Inc.	89,982	343,731
*PMC - Sierra, Inc.	345,854	2,801,417
#Power Integrations, Inc.	78,401	2,771,475
#*Powerwave Technologies, Inc.	852,368	1,551,310
*Presstek, Inc.	98,341	259,620
—*Price Communications Liquidation Trust	159,870	21,835
*Progress Software Corp.	118,103	3,531,280
*PROS Holdings, Inc.	61,606	435,554
QAD, Inc.	124,687	519,945
Qualstar Corp.	27,000	48,060
*Quantum Corp.	557,158	891,453
#*Quest Software, Inc.	296,730	5,982,077
#*QuickLogic Corp.	80,269	275,323
*Radiant Systems, Inc.	95,077	1,351,044
*RadiSys Corp.	131,988	1,302,722
*Ramtron International Corp.	75,307	259,809
*RealNetworks, Inc.	375,119	1,245,395
*Reis, Inc.	35,041	235,125
*Relm Wireless Corp.	32,943	79,722
Renaissance Learning, Inc.	82,055	1,140,564
*Research Frontiers, Inc.	4,300	20,124
*RF Industries, Ltd.	5,641	30,292
*RF Micro Devices, Inc.	1,055,523	4,401,531
*RF Monolithics, Inc.	23,489	30,536
Richardson Electronics, Ltd.	61,920	591,336
*RightNow Technologies, Inc.	89,542	1,416,554
*Rimage Corp.	25,662	433,175
#*Riverbed Technology, Inc.	146,971	5,451,154
*Rofin-Sinar Technologies, Inc.	91,954	1,936,551
*Rogers Corp.	43,390	1,342,920
#*Rosetta Stone, Inc.	55,795	1,195,687
#*Rubicon Technology, Inc.	48,116	1,455,509
*Rudolph Technologies, Inc.	331,755	2,866,363
*S1 Corp.	176,311	1,034,946
*Saba Software, Inc.	78,424	385,062
*Salary.com, Inc.	66,643	195,930
#*Sanmina-SCI Corp.	215,011	2,702,688
Sapient Corp.	362,307	3,985,377
*SAVVIS, Inc.	113,800	2,006,294
*ScanSource, Inc.	75,170	2,073,189
*Schmitt Industries, Inc.	2,366	7,690
*Scientific Learning Corp.	7,350	38,367
*SeaChange International, Inc.	83,873	751,502
*Selectica, Inc.	7,589	39,615
*Semtech Corp.	173,917	3,022,677

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#Servidyne, Inc.	346	$867
*ShoreTel, Inc.	114,155	570,775
#*Sigma Designs, Inc.	85,729	877,865
*Sigmatron International, Inc.	2,200	11,704
#*Silicon Graphics International Corp.	82,675	644,865
*Silicon Image, Inc.	206,901	881,398
*Simulations Plus, Inc.	36,778	88,267
*Smart Modular Technologies (WWH), Inc.	174,728	945,278
*Smith Micro Software, Inc.	92,575	910,012
Soapstone Networks, Inc.	53,559	1,071
*Sonic Foundry, Inc.	11,010	85,217
#*Sonic Solutions, Inc.	88,589	697,195
*Sonus Networks, Inc.	755,108	2,174,711
*Soundbite Communications, Inc.	2,200	6,270
*Sourcefire, Inc.	66,718	1,423,762
*Spansion, Inc. Class A	45,439	764,284
*Spark Networks, Inc.	33,052	109,733
*Spectrum Control, Inc.	45,591	687,968
*SRA International, Inc.	118,841	2,640,647
*SRS Labs, Inc.	40,208	373,934
*Stamps.com, Inc.	52,923	578,978
*Standard Microsystems Corp.	62,717	1,381,028
*StarTek, Inc.	53,389	246,657
#*STEC, Inc.	136,915	2,135,874
*SteelCloud, Inc.	9,647	965
#*Stratasys, Inc.	58,900	1,337,619
#*Stream Global Services, Inc.	4,917	21,733
*SuccessFactors, Inc.	180,988	3,675,866
*Sunrise Telecom, Inc.	18,500	9,250
*Super Micro Computer, Inc.	98,653	1,424,549
#*SuperMedia, Inc.	218	4,598
*Supertex, Inc.	36,000	933,840
*Support.com, Inc.	138,452	571,807
Sycamore Networks, Inc.	73,328	1,707,076
*Symmetricom, Inc.	351,357	1,872,733
#*Synaptics, Inc.	105,950	3,316,235
*Synchronoss Technologies, Inc.	84,520	1,647,295
*SYNNEX Corp.	97,148	2,563,736
Syntel, Inc.	108,782	4,488,345
#*Taitron Components, Inc.	2,900	3,335
#*Take-Two Interactive Software, Inc.	228,801	2,345,210
*Taleo Corp.	111,363	2,739,530
*Tech Data Corp.	11,392	450,668
Technical Communications Corp.	400	4,800
Technitrol, Inc.	94,619	377,530
*TechTarget, Inc.	63,030	364,944
*TechTeam Global, Inc.	39,271	241,909
*Tekelec	184,492	2,608,717
*TeleCommunication Systems, Inc.	101,499	364,381
*TeleTech Holdings, Inc.	154,288	2,144,603
*Telular Corp.	25,926	81,667
#*Teradyne, Inc.	282,054	3,034,901
#*Terremark Worldwide, Inc.	267,215	2,399,591
Tessco Technologies, Inc.	25,509	360,187
*Tessera Technologies, Inc.	140,565	2,386,794
TheStreet.com, Inc.	85,233	260,813
#*THQ, Inc.	182,900	834,024
*TIBCO Software, Inc.	474,473	6,433,854
*Tier Technologies, Inc.	56,086	368,485
*TII Network Technologies, Inc.	2,460	3,985
#*TiVo, Inc.	252,759	2,168,672

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*TNS, Inc.	59,210	$1,163,476
*Tollgrade Communications, Inc.	157,310	1,046,112
*Transact Technologies, Inc.	27,550	193,952
*Trans-Lux Corp.	4,588	2,110
#*TranSwitch Corp.	23,072	54,565
*Travelzoo, Inc.	44,942	699,298
*Trident Microsystems, Inc.	37,800	67,662
*Trio-Tech International	400	1,602
*Triquint Semiconductor, Inc.	419,055	2,904,051
*TSR, Inc.	10,113	22,451
*TTM Technologies, Inc.	139,542	1,430,306
#*Tyler Technologies, Inc.	109,800	1,804,014
*Ulticom, Inc.	27,882	264,321
#*Ultimate Software Group, Inc.	60,757	1,960,021
*Ultra Clean Holdings, Inc.	58,132	629,570
*Ultratech, Inc.	64,699	1,169,111
*Unica Corp.	57,736	515,005
#*Unisys Corp.	101,453	2,740,246
United Online, Inc.	236,535	1,494,901
#*Universal Display Corp.	88,916	1,832,559
*UTStarcom, Inc.	492,023	1,048,009
*ValueClick, Inc.	248,376	2,719,717
#*Veeco Instruments, Inc.	101,370	4,389,321
#*VeriFone Systems, Inc.	226,455	4,954,835
*Verint Systems, Inc.	82,872	1,881,194
#*Viasat, Inc.	107,690	3,891,917
*Viasystems Group, Inc.	39,456	608,412
*Vicon Industries, Inc.	15,389	66,788
*Video Display Corp.	20,028	84,118
*Virage Logic Corp.	67,525	806,924
#Virnetx Holding Corp.	113,593	698,597
*Virtusa Corp.	101,223	1,079,037
*Vishay Intertechnology, Inc.	427,738	3,631,496
*Vocus, Inc.	38,793	631,938
*Volterra Semiconductor Corp.	72,577	1,634,434
Wayside Technology Group, Inc.	4,060	40,641
*Web.com Group, Inc.	163,052	539,702
*WebMediaBrands, Inc.	186,147	134,026
*Websense, Inc.	118,472	2,198,840
*Westell Technologies, Inc.	315,209	586,289
*Winland Electronics, Inc.	23,806	18,920
*Wireless Ronin Technologies, Inc.	38,895	60,287
*Wireless Telecom Group, Inc.	64,560	47,761
*WPCS International, Inc.	34,365	85,225
*Wright Express Corp.	102,952	3,602,290
#*X-Rite, Inc.	22,512	83,294
*Zebra Technologies Corp. Class A	150,051	4,117,399
*Zhone Technologies, Inc.	57,721	81,964
*Zix Corp.	171,466	390,942
*Zoran Corp.	187,740	1,614,564
*Zygo Corp.	45,923	380,242

Total Information Technology		609,390,943

Materials — (4.3%)
A. Schulman, Inc.	81,806	1,602,580
*A.M. Castle & Co.	64,273	949,312
*AEP Industries, Inc.	16,412	474,307
*Allied Nevada Gold Corp.	208,225	3,591,881
#AMCOL International Corp.	86,647	2,595,944
*American Pacific Corp.	25,833	122,707
#American Vanguard Corp.	74,122	633,743

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Arabian American Development Co.	11,107	$27,545
Arch Chemicals, Inc.	70,242	2,407,193
Balchem Corp.	78,902	2,086,945
*Boise, Inc.	254,918	1,526,959
*Brush Engineered Materials, Inc.	56,800	1,354,680
*Buckeye Technologies, Inc.	139,464	1,582,916
Cabot Corp.	150,335	4,434,882
*Calgon Carbon Corp.	156,031	2,065,850
#*Capital Gold Corp.	21,322	79,531
Carpenter Technology Corp.	114,294	3,994,575
#*Century Aluminum Co.	249,795	2,605,362
*Clearwater Paper Corp.	32,180	1,983,253
*Coeur d’Alene Mines Corp.	196,228	2,988,552
*Commercial Metals Co.	75,203	1,082,171
*Continental Materials Corp.	300	3,462
*Core Molding Technologies, Inc.	10,717	60,122
Cytec Industries, Inc.	60,512	3,020,759
Deltic Timber Corp.	34,133	1,562,609
*Detrex Corp.	500	1,840
#Domtar Corp.	1,002	58,617
Eagle Materials, Inc.	123,640	3,024,234
*Ferro Corp.	241,133	2,572,889
Flamemaster Corp.	189	747
#*Flotek Industries, Inc.	23,500	27,495
Friedman Industries, Inc.	21,781	121,974
#*General Moly, Inc.	196,554	652,559
#*Georgia Gulf Corp.	91,129	1,398,830
*Globe Specialty Metals, Inc.	182,751	2,107,119
*Graphic Packaging Holding Co.	581,417	2,034,960
H.B. Fuller Co.	162,218	3,315,736
#Hawkins, Inc.	40,720	1,321,771
#Haynes International, Inc.	33,512	1,128,014
*Headwaters, Inc.	159,570	552,112
#*Hecla Mining Co.	650,307	3,212,517
*Horsehead Holding Corp.	112,681	863,136
Huntsman Corp.	26,150	273,790
*Impreso, Inc.	5,200	4,264
Innophos Holdings, Inc.	65,998	1,934,401
*Innospec, Inc.	64,482	709,302
Kaiser Aluminum Corp.	50,664	2,077,224
*KapStone Paper & Packaging Corp.	127,818	1,462,238
KMG Chemicals, Inc.	31,179	472,985
Koppers Holdings, Inc.	57,530	1,429,045
*Kronos Worldwide, Inc.	9,097	212,051
*Landec Corp.	73,100	471,495
#*Limoneira Co.	1,037	18,915
*Louisiana-Pacific Corp.	355,024	2,584,575
*LSB Industries, Inc.	59,407	860,807
*Material Sciences Corp.	254,823	1,133,962
#*Mercer International, Inc.	102,133	548,454
Minerals Technologies, Inc.	52,600	2,744,142
*Mines Management, Inc.	60,944	94,463
*Mod-Pac Corp.	30,416	127,139
Myers Industries, Inc.	98,855	781,943
Neenah Paper, Inc.	104,799	1,880,094
NewMarket Corp.	43,500	4,662,765
NL Industries, Inc.	125,390	1,060,799
*Northern Technologies International Corp.	15,793	213,363
Olin Corp.	212,802	4,319,881
Olympic Steel, Inc.	29,400	747,642
*OM Group, Inc.	86,800	2,343,600

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Omnova Solutions, Inc.	125,168	$976,310
P.H. Glatfelter Co.	128,176	1,465,052
*Penford Corp.	49,937	276,651
*PolyOne Corp.	259,745	2,677,971
Quaker Chemical Corp.	31,220	1,100,817
*Rock of Ages Corp.	56,133	226,497
*Rockwood Holdings, Inc.	162,997	4,761,142
*RTI International Metals, Inc.	84,009	2,384,175
Schnitzer Steel Industries, Inc. Class A	58,375	2,674,742
Schweitzer-Maudoit International, Inc.	74,268	3,931,005
*Senomyx, Inc.	70,602	314,885
Sensient Technologies Corp.	133,690	3,938,507
*Solutia, Inc.	279,292	3,940,810
*Spartech Corp.	100,918	1,055,602
Stepan Co.	26,737	1,764,909
*Stillwater Mining Co.	273,597	3,767,431
Synalloy Corp.	13,650	126,262
Temple-Inland, Inc.	91,068	1,826,824
#Texas Industries, Inc.	72,231	2,398,069
*Titanium Metals Corp.	4,335	95,977
*U.S. Concrete, Inc.	230,460	26,503
*U.S. Energy Corp.	10,000	48,000
#*U.S. Gold Corp.	313,768	1,553,152
*UFP Technologies, Inc.	3,500	32,480
*United States Lime & Minerals, Inc.	18,396	785,877
*Universal Stainless & Alloy Products, Inc.	17,615	401,974
Valhi, Inc.	40,291	562,865
*Verso Paper Corp.	24,309	72,927
Vulcan International Corp.	700	25,900
*Wausau Paper Corp.	351,094	2,397,972
*Webco Industries, Inc.	600	39,300
Westlake Chemical Corp.	131,818	3,261,177
*Williams Industries, Inc.	1,200	1,710
#Worthington Industries, Inc.	213,979	3,066,319
#*WR Grace & Co.	158,768	4,075,575
*Xerium Technologies, Inc.	3,505	46,091
*Zagg, Inc.	2,958	10,057
Zep, Inc.	58,405	1,112,031
#*Zoltek Cos., Inc.	92,871	970,502

Total Materials		156,595,779

Other — (0.0%)
—Allen Organ Co. Escrow Shares	800	1,316
—*Avigen, Inc. Escrow Shares	193,723	—
—*Big 4 Ranch, Inc.	3,200	—
—*Concord Camera Corp. Escrow Shares	113,476	—
—*DLB Oil & Gas, Inc. Escrow Shares	1,300	—
—*ePresence, Inc. Escrow Shares	25,100	—
—*iGo, Inc. Escrow Shares	4,100	—
—*Landco Real Estate LLC	800	—
—*MAIR Holdings, Inc. Escrow Shares	51,616	—
—*Noel Group, Inc.	8,000	40
—#*Pelican Financial, Inc. Escrow Shares	300	—
—*Petrocorp, Inc. Escrow Shares	6,900	414
—*Voyager Learning Co. Escrow Shares	72,800	—

Total Other		1,770

Telecommunication Services — (0.9%)
*AboveNet, Inc.	62,529	3,326,543
#Alaska Communications Systems Group, Inc.	120,143	1,112,524
*Arbinet Corp.	2,340	18,743

U.S SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
Atlantic Tele-Network, Inc.	39,388	$1,761,037
#*Cbeyond, Inc.	64,450	981,574
*Cincinnati Bell, Inc.	563,177	1,667,004
*Cogent Communications Group, Inc.	106,965	922,038
#Consolidated Communications Holdings, Inc.	82,996	1,449,110
#*FiberTower Corp.	4,393	20,955
*General Communications, Inc. Class A	144,469	1,225,097
*Global Crossing, Ltd.	141,139	1,632,978
HickoryTech Corp.	32,243	247,304
*IDT Corp.	12,859	194,942
*IDT Corp. Class B	53,772	995,857
*Iridium Communications, Inc.	2,346	24,187
*Leap Wireless International, Inc.	219,044	2,604,433
#*Neutral Tandem, Inc.	70,286	752,060
NTELOS Holdings Corp.	113,861	2,130,339
*PAETEC Holding Corp.	373,582	1,468,177
*Premiere Global Services, Inc.	199,337	1,247,850
Shenandoah Telecommunications Co.	48,011	935,254
*SureWest Communications	99,781	679,509
*Syniverse Holdings, Inc.	187,117	4,178,323
USA Mobility, Inc.	59,017	875,222
*Vonage Holdings Corp.	564,379	1,382,729
Warwick Valley Telephone Co.	24,731	343,761
*Xeta Corp.	69,805	219,886

Total Telecommunication Services		32,397,436

Utilities — (2.0%)
ALLETE, Inc.	99,189	3,576,755
*AMEN Properties, Inc.	19	9,016
American States Water Co.	52,012	1,834,983
Artesian Resources Corp.	14,740	269,742
Avista Corp.	153,750	3,216,450
#Black Hills Corp.	109,699	3,501,592
#*Cadiz, Inc.	30,787	406,081
California Water Service Group	58,295	2,072,387
Central Vermont Public Service Corp.	32,641	693,295
CH Energy Group, Inc.	43,728	1,827,830
Chesapeake Utilities Corp.	25,681	853,636
#Cleco Corp.	163,687	4,673,264
Connecticut Water Services, Inc.	23,871	553,807
*Consolidated Water Co., Ltd.	3,884	46,763
Delta Natural Gas Co., Inc.	7,289	216,848
*El Paso Electric Co.	125,400	2,696,100
Empire District Electric Co.	112,368	2,208,031
*Environmental Power Corp.	29,836	1,199
Gas Natural, Inc.	7,750	90,830
IDACORP, Inc.	119,621	4,213,052
Laclede Group, Inc.	60,500	2,113,870
Maine & Maritimes Corp.	4,330	193,118
#MGE Energy, Inc.	59,627	2,234,224
Middlesex Water Co.	42,477	702,994
New Jersey Resources Corp.	111,827	4,174,502
Northwest Natural Gas Co.	77,000	3,650,570
NorthWestern Corp.	101,288	2,856,322
Pennichuck Corp.	9,815	220,838
PNM Resources, Inc.	241,808	2,860,589
Portland General Electric Co.	210,721	4,024,771
*Renegy Holdings, Inc.	2,699	1,215
RGC Resources, Inc.	3,464	107,384
SJW Corp.	49,450	1,230,810
#South Jersey Industries, Inc.	83,628	3,907,100

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Southwest Gas Corp.	122,465	$3,939,699
Southwest Water Co.	68,167	739,612
#UIL Holdings Corp.	76,466	2,083,698
Unisource Energy Corp.	97,385	3,143,588
Unitil Corp.	35,369	772,813
WGL Holdings, Inc.	37,929	1,368,478
York Water Co.	32,841	486,375

Total Utilities		73,774,231

TOTAL COMMON STOCKS		3,032,722,345

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	35,197	5,808
*Caliper Life Sciences, Inc. Warrants 08/10/11	44	33
—*Contra Pharmacopeia Contingent Value Rights	20,649	—
—CSF Holding, Inc. Litigation Rights	3,250	—
*Federal-Mogul Corp. Warrants 12/27/14	4,373	1,924
*GeoMet, Inc. Rights 08/18/10	15,357	22,344
—*Lantronix, Inc. Warrants	65	—
—Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	344,196	—
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	19,828	16,457
—*TIB Financial Corp. Rights 07/12/10	32,670	9,474
*Valley National Bancorp Warrants 06/30/15	616	2,033
*Xerium Technologies, Inc. Warrants 05/25/14	2,271	4,826

TOTAL RIGHTS/WARRANTS		62,899

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $19,650,000 FHLMC 2.975%(r), 06/15/37, valued at $15,361,359) to be repurchased at $15,132,240	$15,132	15,132,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	559,807,770	559,807,770
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralizedby $10,240,901 FNMA 4.500%, 05/01/23, valued at $5,812,551) to be repurchased at $5,643,352	$5,643	5,643,253

TOTAL SECURITIES LENDING COLLATERAL		565,451,023

TOTAL INVESTMENTS — (100.0%) (Cost $3,343,370,635)##		$3,613,368,267

U.S. SMALL CAP PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$528,336,099	—	—	$528,336,099
Consumer Staples	107,628,160	—	—	107,628,160
Energy	166,778,227	—	—	166,778,227
Financials	425,190,389	—	—	425,190,389
Health Care	379,422,460	$1,060,565	—	380,483,025
Industrials	552,146,286	—	—	552,146,286
Information Technology	609,369,108	21,835	—	609,390,943
Materials	156,595,779	—	—	156,595,779
Other	—	1,770	—	1,770
Telecommunication Services	32,397,436	—	—	32,397,436
Utilities	73,774,231	—	—	73,774,231
Rights/Warrants	36,968	25,931	—	62,899
Temporary Cash Investments	—	15,132,000	—	15,132,000
Securities Lending Collateral	—	565,451,023	—	565,451,023

TOTAL	$3,031,675,143	$581,693,124	—	$3,613,368,267

See accompanying Notes to Schedules of Investments.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (87.6%)
Consumer Discretionary — (14.7%)
*1-800-FLOWERS.COM, Inc.	161,868	$360,966
*4Kids Entertainment, Inc.	117,988	84,951
*AC Moore Arts & Crafts, Inc.	200,306	492,753
Acme United Corp.	30,407	306,198
*AFC Enterprises, Inc.	82,663	782,819
*AH Belo Corp.	245,466	1,899,907
*Aldila, Inc.	52,806	217,033
*All American Group, Inc.	117,100	69,089
*Alloy, Inc.	68,896	653,823
Ambassadors Group, Inc.	141,974	1,609,985
*Ambassadors International, Inc.	791	372
Amcon Distributing Co.	5,690	340,888
*American Apparel, Inc.	150,877	242,912
#*American Axle & Manufacturing Holdings, Inc.	217,739	2,027,150
*American Biltrite, Inc.	86,849	323,947
#*American Public Education, Inc.	12,612	563,252
*America’s Car-Mart, Inc.	105,056	2,445,704
#*Amerigon, Inc.	63,810	631,719
#Arbitron, Inc.	82,655	2,388,729
#*Arctic Cat, Inc.	110,720	1,101,664
Ark Restaurants Corp.	36,124	482,255
*Asbury Automotive Group, Inc.	295,080	3,971,777
*Ascent Media Corp.	2,546	70,779
*Atrinsic, Inc.	96,610	76,805
*Audiovox Corp. Class A	164,685	1,226,903
*Bakers Footwear Group, Inc.	60,195	33,107
*Ballantyne Strong, Inc.	25,036	193,278
*Bassett Furniture Industries, Inc.	90,500	435,305
*Beasley Broadcast Group, Inc.	65,543	365,074
#*Beazer Homes USA, Inc.	429,016	1,814,738
bebe stores, inc.	228,505	1,359,605
*Belo Corp.	790,625	4,783,281
*Benihana, Inc.	15,670	106,086
*Benihana, Inc. Class A	4,059	25,409
Big 5 Sporting Goods Corp.	90,228	1,239,733
#*Biglari Holdings, Inc.	12,870	3,738,735
#*BJ’s Restaurants, Inc.	218,820	5,579,910
#*Blockbuster, Inc. Class A	721,128	129,803
*Blockbuster, Inc. Class B	269,832	24,015
#*Blue Nile, Inc.	50,102	2,550,192
*Bluegreen Corp.	277,229	817,826
Blyth, Inc.	27,258	1,078,054
*Bon-Ton Stores, Inc. (The)	133,472	1,275,992
#Books-A-Million, Inc.	41,932	271,719
*Borders Group, Inc.	160,090	212,920
Bowl America, Inc. Class A	55,406	742,440
#*Boyd Gaming Corp.	39,623	335,211
#*Broadview Institute, Inc.	15,800	41,870
#*Brookfield Homes Corp.	84,130	626,768
Brown Shoe Co., Inc.	154,472	2,258,381
#Brunswick Corp.	330,448	5,591,180
*Buffalo Wild Wings, Inc.	149,089	6,357,155
*Build-A-Bear-Workshop, Inc.	64,852	392,355
*Cache, Inc.	102,259	527,656
#*California Coastal Communities, Inc.	107,476	174,111
*California Pizza Kitchen, Inc.	176,841	3,172,528
#Callaway Golf Co.	187,306	1,264,315
*Cambium Learning Group, Inc.	24,607	85,140

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Canterbury Park Holding Corp.	24,468	$206,999
*Caribou Coffee Co., Inc.	60,656	644,167
*Carmike Cinemas, Inc.	123,664	903,984
*Carriage Services, Inc.	168,400	788,112
*Carrols Restaurant Group, Inc.	216,330	1,120,589
*Casual Male Retail Group, Inc.	148,164	512,647
Cato Corp. Class A	251,022	5,843,792
*Cavco Industries, Inc.	56,647	1,986,044
*CEC Entertainment, Inc.	123,751	4,297,872
#*Charles & Colvard, Ltd.	53,548	145,651
*Charming Shoppes, Inc.	1,036,471	4,643,390
#Cherokee, Inc.	81,398	1,597,843
Christopher & Banks Corp.	125,752	929,307
*Chromcraft Revington, Inc.	81,837	198,864
#Churchill Downs, Inc.	112,024	4,074,313
*Citi Trends, Inc.	130,565	4,098,435
*CKX, Inc.	45,880	240,411
*Clarus Corp.	138,650	943,513
*Coast Distribution System, Inc.	41,382	167,597
*Cobra Electronics Corp.	14,173	37,984
*Coldwater Creek, Inc.	340,576	1,335,058
Collectors Universe, Inc.	49,720	647,852
#*Conn’s, Inc.	224,642	1,181,617
*Core-Mark Holding Co., Inc.	40,575	1,238,349
*Cosi, Inc.	3,033	2,548
*Cost Plus, Inc.	148,754	510,226
CPI Corp.	22,099	548,939
*Craftmade International, Inc.	63,108	362,871
#*Crocs, Inc.	274,167	3,517,563
#*Crown Media Holdings, Inc.	170,294	347,400
CSS Industries, Inc.	52,750	950,555
*Culp, Inc.	186,578	1,944,143
#*Cumulus Media, Inc.	138,366	419,249
*Cybex International, Inc.	6,772	11,716
*Cycle Country Accessories Corp.	488	246
*Daily Journal Corp.	200	14,494
*Decorator Industries, Inc.	20,587	28,410
*dELiA*s, Inc.	7,960	11,542
*Delta Apparel, Inc.	77,201	1,140,259
#*Destination Maternity Corp.	43,319	1,340,723
#Dillard’s, Inc.	320,338	7,412,621
*DineEquity, Inc.	71,400	2,603,244
*Dixie Group, Inc.	104,300	343,147
*Dolan Media Co.	74,653	872,694
*Domino’s Pizza, Inc.	212,846	2,722,300
*Dorman Products, Inc.	158,055	3,689,004
Dover Downs Gaming & Entertainment, Inc.	135,731	453,342
*Dover Motorsports, Inc.	168,371	271,077
*Drew Industries, Inc.	187,163	3,954,754
*drugstore.com, inc.	316,103	872,444
*Duckwall-ALCO Stores, Inc.	52,342	738,022
#*E.W. Scripps Co. (The) Class A	132,811	1,043,894
*EDCI Holdings, Inc.	62,230	313,017
Educational Development Corp.	36,351	201,930
*Einstein Noah Restaurant Group, Inc.	46,172	536,519
*ELXSI Corp.	7,100	8,875
Emerson Radio Corp.	243,478	547,825
*Emmis Communications Corp. Class A	303,222	594,315
*Empire Resorts, Inc.	96,174	122,141
*Enova Systems, Inc.	376	374
*Entercom Communications Corp.	359,150	3,009,677

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Entravision Communications Corp.	971,879	$2,099,259
*Escalade, Inc.	62,320	299,759
#Ethan Allen Interiors, Inc.	211,149	3,239,026
*Ever-Glory International Group, Inc.	1,379	3,668
*Exide Technologies	204,049	1,228,375
*Famous Dave’s of America, Inc.	48,226	385,326
*Federal Screw Works	12,548	40,405
Finish Line, Inc. Class A	346,634	4,960,333
*Fisher Communications, Inc.	24,439	432,570
*Flanigan’s Enterprises, Inc.	20,756	130,763
Flexsteel Industries, Inc.	55,447	621,561
*Footstar, Inc.	81,000	36,247
*Frederick’s of Hollywood Group, Inc.	3,103	2,855
#Fred’s, Inc.	304,496	3,300,737
Frisch’s Restaurants, Inc.	63,337	1,244,572
#*Fuel Systems Solutions, Inc.	142,950	4,347,109
*Full House Resorts, Inc.	11,459	36,440
*Furniture Brands International, Inc.	174,460	963,019
Gaiam, Inc.	54,643	327,858
*GameTech International, Inc.	40,474	24,284
Gaming Partners International Corp.	13,959	93,804
*Genesco, Inc.	140,800	3,842,432
*G-III Apparel Group, Ltd.	152,730	3,940,434
*Global Traffic Network, Inc.	13,524	75,734
*Golfsmith International Holdings, Inc.	1,000	3,540
*Gray Television, Inc.	352,972	917,727
*Gray Television, Inc. Class A	41,200	102,176
*Great Wolf Resorts, Inc.	256,847	570,200
#*Group 1 Automotive, Inc.	97,100	2,691,612
*Hallwood Group, Inc.	6,988	225,014
*Hampshire Group, Ltd.	25,800	117,390
*Harris Interactive, Inc.	559,304	564,897
Harte-Hanks, Inc.	337,917	3,811,704
*Hastings Entertainment, Inc.	95,270	690,708
Haverty Furniture Cos., Inc.	140,500	1,702,860
Haverty Furniture Cos., Inc. Class A	18,855	228,146
*Hawk Corp.	80,333	2,348,134
*Heelys, Inc.	9,600	26,016
*Helen of Troy, Ltd.	97,990	2,347,840
#*hhgregg, Inc.	37,298	756,776
#*Hibbett Sporting Goods, Inc.	196,698	5,206,596
*Hollywood Media Corp.	2,692	3,015
Hooker Furniture Corp.	89,112	1,053,304
Hot Topic, Inc.	239,008	1,264,352
#*Hovnanian Enterprises, Inc.	192,367	840,644
*Image Entertainment, Inc.	74,886	16,475
*Infosonics Corp.	69,762	41,160
*Insignia Systems, Inc.	51,150	310,480
*Interval Leisure Group, Inc.	159,668	2,220,982
*iRobot Corp.	167,282	3,405,862
*Isle of Capri Casinos, Inc.	88,205	740,922
*J. Alexander’s Corp.	62,383	293,512
*Jackson Hewitt Tax Service, Inc.	77,675	86,219
*Jaclyn, Inc.	20,127	112,912
#*JAKKS Pacific, Inc.	224,954	3,549,774
*Jamba, Inc.	30,939	62,187
*Jennifer Convertibles, Inc.	394	18
*Jo-Ann Stores, Inc.	124,103	5,198,675
*Johnson Outdoors, Inc.	65,449	833,166
#*Jos. A. Bank Clothiers, Inc.	63,258	3,711,979
*Journal Communications, Inc.	124,874	594,400

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*K12, Inc.	88,598	$2,307,978
*Kenneth Cole Productions, Inc. Class A	31,629	424,777
*Kid Brands, Inc.	184,100	1,531,712
*Kirkland’s, Inc.	60,546	1,020,806
*Knology, Inc.	115,606	1,306,348
*Kona Grill, Inc.	2,935	10,507
Koss Corp.	115,335	616,466
*Krispy Kreme Doughnuts, Inc.	209,084	823,791
KSW, Inc.	59,720	183,938
*K-Swiss, Inc. Class A	92,018	1,099,615
Lacrosse Footwear, Inc.	63,786	936,378
*Lakeland Industries, Inc.	40,544	365,301
*Lakes Entertainment, Inc.	153,415	386,606
#*Landry’s Restaurants, Inc.	34,900	854,701
*Lazare Kaplan International, Inc.	83,500	71,810
#*La-Z-Boy, Inc.	464,829	3,978,936
*Leapfrog Enterprises, Inc.	211,325	1,073,531
*Learning Tree International, Inc.	162,923	1,889,907
#*Lee Enterprises, Inc.	118,048	347,061
*Libbey, Inc.	26,993	337,682
*Lifetime Brands, Inc.	111,220	1,633,822
*LIN TV Corp. Class A	247,300	1,446,705
*Lincoln Educational Services Corp.	121,494	2,562,308
Lithia Motors, Inc.	112,936	993,837
#*Live Nation Entertainment, Inc.	12,551	115,846
#*Liz Claiborne, Inc.	340,166	1,612,387
#*LodgeNet Interactive Corp.	61,892	222,811
*Luby’s, Inc.	250,770	1,304,004
*Lumber Liquidators Holdings, Inc.	98,469	2,444,001
*M/I Homes, Inc.	127,328	1,343,310
Mac-Gray Corp.	116,200	1,258,446
*Maidenform Brands, Inc.	208,612	5,179,836
Marcus Corp.	203,960	2,488,312
#*Marine Products Corp.	322,255	1,962,533
*MarineMax, Inc.	173,560	1,319,056
#*Martha Stewart Living Omnimedia, Inc.	84,015	424,276
*MAXXAM, Inc.	160	129,680
#*McClatchy Co. (The)	184,661	646,314
*McCormick & Schmick’s Seafood Restaurants, Inc.	35,772	282,957
McRae Industries, Inc. Class A	8,800	117,700
*Meade Instruments Corp.	7,633	24,273
*Media General, Inc.	143,738	1,484,814
*Mediacom Communications Corp.	322,624	2,368,060
*Merisel, Inc.	5	2
*Meritage Homes Corp.	107,900	1,896,882
*Midas, Inc.	128,631	1,131,953
*Modine Manufacturing Co.	174,426	1,770,424
*Monarch Casino & Resort, Inc.	145,178	1,546,146
#Monro Muffler Brake, Inc.	180,713	7,416,462
*Morgan’s Foods, Inc.	500	1,775
*Morgans Hotel Group Co.	159,434	1,181,406
*Morton’s Restaurant Group, Inc.	72,967	356,809
*Motorcar Parts of America, Inc.	6,956	46,466
*Movado Group, Inc.	164,071	1,863,847
*MTR Gaming Group, Inc.	17,983	38,843
*Multimedia Games, Inc.	266,797	1,120,547
*Nathan’s Famous, Inc.	57,075	900,073
#National CineMedia, Inc.	125,248	2,246,949
National Presto Industries, Inc.	24,535	2,502,325
*Nautilus, Inc.	310,614	615,016
*Navarre Corp.	246,057	622,524

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Nevada Gold & Casinos, Inc.	352	$348
*New Frontier Media, Inc.	2,326	3,791
*New York & Co., Inc.	198,699	443,099
#*Nexstar Broadcasting Group, Inc.	6,692	36,137
*Nobel Learning Communities, Inc.	71,537	501,474
*Nobility Homes, Inc.	43,800	394,200
*NTN Communications, Inc.	55,566	30,561
#Nutri/System, Inc.	97,572	1,908,508
*O’Charley’s, Inc.	196,843	1,371,996
*OfficeMax, Inc.	121,567	1,737,192
*Ohio Art Co.	3,600	10,980
*Orange 21, Inc.	13,301	9,976
*Orbitz Worldwide, Inc.	261,919	1,181,255
#*Orleans Homebuilders, Inc.	169,600	18,656
*Outdoor Channel Holdings, Inc.	142,299	808,258
#*Overstock.com, Inc.	195,758	3,870,136
Oxford Industries, Inc.	140,257	3,141,757
*P & F Industries, Inc. Class A	4,983	10,838
*Pacific Sunwear of California, Inc.	195,505	789,840
#*Palm Harbor Homes, Inc.	206,034	463,576
*Papa John’s International, Inc.	217,257	5,503,120
#*Peet’s Coffee & Tea, Inc.	131,536	5,344,308
#*Penske Automotive Group, Inc.	152,358	2,133,012
Pep Boys - Manny, Moe & Jack (The)	431,491	4,142,314
#*Perfumania Holdings, Inc.	10,825	105,652
*Perry Ellis International, Inc.	115,889	2,594,755
#PetMed Express, Inc.	237,313	3,785,142
#*Phoenix Footwear Group, Inc.	62,100	24,185
#*Pier 1 Imports, Inc.	759,929	5,311,904
*Pinnacle Entertainment, Inc.	540,950	5,869,308
*Playboy Enterprises, Inc. Class A	4,410	24,012
*Playboy Enterprises, Inc. Class B	159,224	861,402
*Point.360	42,346	69,447
#*PokerTek, Inc.	294	194
*Premier Exhibitions, Inc.	2,033	2,399
#*Pre-Paid Legal Services, Inc.	89,366	4,384,296
Primedia, Inc.	436,562	1,318,417
*Princeton Review, Inc.	315,596	785,834
*Q.E.P. Co., Inc.	33,487	436,336
#*Quantum Fuel Systems Technologies Worldwide, Inc.	455,623	273,374
*Quiksilver, Inc.	454,654	2,032,303
*Radio One, Inc.	320,517	352,569
#*Raser Technologies, Inc.	179,002	71,798
*RC2 Corp.	171,613	2,840,195
*RCN Corp.	154,744	2,311,875
*Reading International, Inc. Class A	136,980	624,629
*Reading International, Inc. Class B	11,620	86,685
*Red Lion Hotels Corp.	168,696	1,256,785
#*Red Robin Gourmet Burgers, Inc.	42,905	915,593
#*Rentrak Corp.	103,398	2,676,974
*Retail Ventures, Inc.	155,517	1,506,960
*REX American Resources Corp.	150,635	2,417,692
RG Barry Corp.	127,905	1,515,674
*Rick’s Cabaret International, Inc.	29,099	223,771
*Riviera Holdings Corp.	66,300	5,967
*Rockford Corp.	80,475	84,499
*Rocky Brands, Inc.	50,100	399,297
*Rubio’s Restaurants, Inc.	66,540	576,236
#*Ruby Tuesday, Inc.	461,996	4,721,599
*Ruth’s Hospitality Group, Inc.	106,056	428,466
*Saga Communications, Inc.	38,991	873,398

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Salem Communications Corp.	170,251	$580,556
#*Sealy Corp.	603,000	1,652,220
#*Select Comfort Corp.	191,145	1,490,931
*Shiloh Industries, Inc.	145,400	1,407,472
*Shoe Carnival, Inc.	103,420	2,176,991
*Shuffle Master, Inc.	226,426	1,990,285
#*Shutterfly, Inc.	83,213	2,086,982
*Silverleaf Resorts, Inc.	30,700	29,779
*Sinclair Broadcast Group, Inc. Class A	150,720	910,349
Skyline Corp.	74,594	1,497,848
#*Smith & Wesson Holding Corp.	214,705	826,614
Sonesta International Hotels Corp. Class A	25,903	359,922
#*Sonic Automotive, Inc.	257,900	2,550,631
#*Sonic Corp.	157,818	1,388,798
*Spanish Broadcasting System, Inc.	367,486	415,259
Spartan Motors, Inc.	96,557	414,230
*Spectrum Group International, Inc.	278,633	553,087
Speedway Motorsports, Inc.	110,951	1,522,248
*Sport Chalet, Inc. Class A	108,430	240,715
#*Sport Chalet, Inc. Class B	15,525	38,036
Sport Supply Group, Inc.	116,100	1,571,994
*Sport-Haley, Inc.	32,100	29,532
*Sports Club Co., Inc. (The)	142,200	58,302
Stage Stores, Inc.	349,568	3,845,248
Standard Motor Products, Inc.	166,847	1,635,101
*Standard Pacific Corp.	419,354	1,677,416
*Stanley Furniture, Inc.	31,496	120,630
*Star Buffet, Inc.	16,400	28,536
*Stein Mart, Inc.	112,712	870,137
*Steiner Leisure, Ltd.	44,147	1,876,689
*Steinway Musical Instruments, Inc.	74,389	1,449,098
#*Steven Madden, Ltd.	269,303	10,403,175
#Stewart Enterprises, Inc.	472,565	2,537,674
*Stoneridge, Inc.	229,020	2,452,804
*Strattec Security Corp.	30,152	628,066
#Sturm Ruger & Co., Inc.	189,301	2,650,214
Superior Industries International, Inc.	242,921	3,495,633
*Syms Corp.	143,600	1,072,692
Systemax, Inc.	342,869	5,609,337
#*Talbots, Inc.	266,761	3,065,084
*Tandy Brands Accessories, Inc.	60,077	222,285
Tandy Leather Factory, Inc.	1,314	5,650
*Town Sports International Holdings, Inc.	188,124	543,678
*Trans World Entertainment Corp.	218,126	401,352
*True Religion Apparel, Inc.	210,027	5,162,464
*Tuesday Morning Corp.	376,049	1,639,574
*Unifi, Inc.	490,405	1,922,388
*Universal Electronics, Inc.	139,890	2,456,468
#*Universal Technical Institute, Inc.	224,065	4,564,204
*US Auto Parts Network, Inc.	26,275	176,042
*Valassis Communications, Inc.	353,966	12,236,605
#Value Line, Inc.	80,751	1,122,439
*Valuevision Media, Inc.	366,310	670,347
*VCG Holding Corp.	74,107	148,214
#*Volcom, Inc.	78,580	1,278,497
*Waxman Industries, Inc.	975	2,681
#*Wells-Gardner Electronics Corp.	99,900	209,790
#*West Marine, Inc.	178,586	1,853,723
*Wet Seal, Inc. (The)	371,635	1,256,126
Weyco Group, Inc.	114,923	2,907,552
*Williams Controls, Inc.	16,592	132,570

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Winmark Corp.	54,688	$1,829,314
#*Winnebago Industries, Inc.	71,553	747,729
#*WisdomTree Investments, Inc.	6,700	13,936
#*Xanadoo Co.	566	328,280
#*Zale Corp.	125,220	220,387
#*Zumiez, Inc.	195,747	3,582,170

Total Consumer Discretionary		502,212,028

Consumer Staples — (4.3%)
Alico, Inc.	69,000	1,680,840
*Alliance One International, Inc.	873,724	3,293,939
Andersons, Inc. (The)	164,550	5,655,583
Arden Group, Inc. Class A	14,639	1,353,229
B&G Foods, Inc.	154,898	1,776,680
*Boston Beer Co., Inc. Class A	76,841	5,329,692
Bridgford Foods Corp.	72,953	1,062,925
*Cagle’s, Inc. Class A	88,600	667,158
#Calavo Growers, Inc.	114,866	2,425,970
#Cal-Maine Foods, Inc.	207,119	6,542,889
CCA Industries, Inc.	35,363	185,656
*Central Garden & Pet Co.	53,807	560,131
*Central Garden & Pet Co. Class A	322,975	3,265,277
#*Chiquita Brands International, Inc.	327,087	4,801,637
Coca-Cola Bottling Co.	72,353	3,733,415
*Coffee Holding Co., Inc.	14,908	72,453
#*Craft Brewers Alliance, Inc.	28,007	134,154
*Crystal Rock Holdings, Inc.	167	130
*Darling International, Inc.	634,525	5,177,724
#Diamond Foods, Inc.	106,745	4,754,422
*Elizabeth Arden, Inc.	261,981	4,068,565
Farmer Brothers Co.	86,805	1,465,268
*Glacier Water Services, Inc.	24,500	728,998
Golden Enterprises, Inc.	99,219	322,462
#*Great Atlantic & Pacific Tea Co.	170,988	591,618
Griffin Land & Nurseries, Inc. Class A	48,773	1,470,506
*Hain Celestial Group, Inc.	118,749	2,500,854
*Harbinger Group, Inc.	131,246	839,974
*Heckmann Corp.	33,475	151,642
#*HQ Sustainable Maritime Industries, Inc.	35,127	149,290
*IGI Labratories, Inc.	30,339	38,075
#Imperial Sugar Co.	83,731	1,004,772
Ingles Markets, Inc.	102,885	1,672,910
Inter Parfums, Inc.	251,933	4,396,231
J & J Snack Foods Corp.	180,997	7,549,385
*John B. Sanfilippo & Son, Inc.	73,994	1,038,876
*Katy Industries, Inc.	76,100	132,414
Lance, Inc.	242,108	5,115,742
#*Lifeway Foods, Inc.	157,957	1,655,389
*Mannatech, Inc.	47,776	129,951
#*Medifast, Inc.	55,055	1,664,863
*MGP Ingredients, Inc.	48,869	370,427
Nash-Finch Co.	126,091	4,957,898
National Beverage Corp.	400,229	5,691,256
*Natural Alternatives International, Inc.	70,731	514,214
#*Natural Health Trends Corp.	18,631	4,937
#*Nature’s Sunshine Products, Inc.	153,100	1,255,420
*Nutraceutical International Corp.	58,827	926,525
Oil-Dri Corp. of America	58,075	1,270,681
*Omega Protein Corp.	144,310	750,412
*Orchids Paper Products Co.	52,280	755,446
*Overhill Farms, Inc.	87,218	453,534

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Pantry, Inc.	77,317	$1,391,706
*Parlux Fragrances, Inc.	229,293	520,495
*PC Group, Inc.	13,200	2,442
*Physicians Formula Holdings, Inc.	20,147	71,018
*Pilgrim’s Pride Corp.	106,467	729,299
*Pizza Inn, Inc.	39,700	73,445
*Prestige Brands Holdings, Inc.	246,644	2,027,414
PriceSmart, Inc.	296,100	8,290,800
*Reddy Ice Holdings, Inc.	69,966	244,881
Reliv’ International, Inc.	102,054	236,765
*Revlon, Inc.	69,605	872,847
#Rocky Mountain Chocolate Factory, Inc.	71,953	682,114
*Scheid Vineyards, Inc.	2,900	36,250
Schiff Nutrition International, Inc.	106,120	854,266
Scope Industries	8,083	1,042,707
*Seneca Foods Corp.	21,589	660,192
*Seneca Foods Corp. Class B	11,039	342,319
*Smart Balance, Inc.	236,856	904,790
Spartan Stores, Inc.	211,666	3,039,524
#*Star Scientific, Inc.	322,412	689,962
Stephan Co. (The)	33,500	98,825
*Susser Holdings Corp.	43,088	517,487
Tasty Baking Co.	91,003	603,350
*Tofutti Brands, Inc.	53,404	170,893
United-Guardian, Inc.	40,096	450,880
#*USANA Health Sciences, Inc.	155,615	6,520,268
Village Super Market, Inc.	68,870	1,882,906
WD-40 Co.	165,082	6,002,382
*Winn-Dixie Stores, Inc.	166,125	1,629,686

Total Consumer Staples		146,702,352

Energy — (3.0%)
#*Abraxas Petroleum Corp.	486,100	1,433,995
Adams Resources & Energy, Inc.	38,954	818,034
#*Allis-Chalmers Energy, Inc.	340,538	888,804
#Alon USA Energy, Inc.	25,079	172,794
#*American Oil & Gas, Inc.	172,180	1,260,358
*Approach Resources, Inc.	41,324	278,524
*Barnwell Industries, Inc.	62,017	176,748
*Basic Energy Services, Inc.	103,392	968,783
*BioFuel Energy Corp.	23,734	36,313
*Bolt Technology Corp.	74,412	703,938
*Boots & Coots, Inc.	524,116	1,561,866
#*BPZ Resources, Inc.	61,622	279,148
*Bronco Drilling Co., Inc.	137,816	523,701
*Callon Petroleum Co.	123,342	711,683
#*Cano Petroleum, Inc.	1,730	1,107
*Carrizo Oil & Gas, Inc.	91,561	1,795,511
#*Cheniere Energy, Inc.	170,912	488,808
*Clayton Williams Energy, Inc.	110,880	4,935,269
#*Clean Energy Fuels Corp.	5,031	94,985
*Contango Oil & Gas Co.	7,700	337,568
*CREDO Petroleum Corp.	18,221	139,573
*Crosstex Energy, Inc.	460,604	3,565,075
#*CVR Energy, Inc.	70,139	568,126
*Dawson Geophysical Co.	67,473	1,572,796
#Delek US Holdings, Inc.	98,278	737,085
DHT Holdings, Inc.	11,995	50,379
*Double Eagle Petroleum Co.	19,471	82,752
*Endeavour International Corp.	6,329	7,785
*Energy Partners, Ltd.	28,815	368,544

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*ENGlobal Corp.	238,498	$531,851
*Evolution Petroleum Corp.	43,922	248,159
*FieldPoint Petroleum Corp.	47,214	143,058
#*FX Energy, Inc.	357,433	1,258,164
#*Gasco Energy, Inc.	6,138	2,136
General Maritime Corp.	179,051	1,000,895
#*Geokinetics, Inc.	25,589	112,847
*GeoMet, Inc.	37,900	38,279
*GeoPetro Resources Co.	123	54
*GeoResources, Inc.	63,076	935,417
*Global Industries, Ltd.	134,272	636,449
#*GMX Resources, Inc.	73,404	454,371
*Green Plains Renewable Energy, Inc.	80,951	749,606
#*GreenHunter Energy, Inc.	1,454	1,236
Gulf Island Fabrication, Inc.	110,573	1,985,891
*Gulfmark Offshore, Inc.	12,000	353,280
*Gulfport Energy Corp.	137,040	1,789,742
#*Harvest Natural Resources, Inc.	296,613	2,461,888
*Hercules Offshore, Inc.	306,672	778,947
*HKN, Inc.	25,916	79,562
#*Hornbeck Offshore Services, Inc.	69,423	1,168,389
#Houston American Energy Corp.	266,977	2,864,663
*International Coal Group, Inc.	469,571	2,113,070
#*ION Geophysical Corp.	355,806	1,561,988
#*James River Coal Co.	86,117	1,507,909
*Kodiak Oil & Gas Corp.	367,423	1,230,867
*L&L Energy, Inc.	68,838	781,311
*Lucas Energy, Inc.	25,273	54,590
Lufkin Industries, Inc.	8	329
*Magnum Hunter Resources Corp.	35,946	163,914
*Matrix Service Co.	208,057	2,016,072
*McMoran Exploration Co.	7,862	81,843
*Mexco Energy Corp.	3,421	23,092
*Mitcham Industries, Inc.	62,316	458,023
*National Coal Corp.	36,422	29,138
*Natural Gas Services Group, Inc.	48,707	806,101
*New Concept Energy, Inc.	8,973	25,214
*Newpark Resources, Inc.	798,676	6,381,421
#*Northern Oil & Gas, Inc.	129,827	1,905,860
*OMNI Energy Services Corp.	50,631	136,197
*OYO Geospace Corp.	41,230	2,206,630
#*Pacific Ethanol, Inc.	3,198	1,854
Panhandle Oil & Gas, Inc.	55,388	1,655,547
*Parker Drilling Co.	341,895	1,429,121
*Petroleum Development Corp.	129,177	3,764,218
#*PetroQuest Energy, Inc.	390,175	2,590,762
*PHI, Inc. Non-Voting	114,859	1,825,110
*PHI, Inc. Voting	9,577	161,756
*Pioneer Drilling Co.	189,743	1,256,099
*Pyramid Oil Co.	13,596	61,590
#*Rentech, Inc.	10,420	10,139
*Rex Energy Corp.	154,025	1,632,665
*Rosetta Resources, Inc.	271,332	5,988,297
#*Royale Energy, Inc.	45,629	95,365
*Seahawk Drilling, Inc.	2,306	22,899
*Stone Energy Corp.	77,920	916,339
#*SulphCo, Inc.	5,241	1,268
#*Superior Well Services, Inc.	91,001	1,689,889
*Syntroleum Corp.	445,746	860,290
*T-3 Energy Services, Inc.	45,723	1,159,535
*Tetra Technologies, Inc.	187,709	1,955,928

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*TGC Industries, Inc.	77,004	$261,814
*Toreador Resources Corp.	73,528	541,901
#*Trico Marine Services, Inc.	136,753	106,667
#*Tri-Valley Corp.	69,236	63,012
*Union Drilling, Inc.	135,824	805,436
#*Uranium Energy Corp.	171,675	475,540
#*USEC, Inc.	345,238	1,909,166
VAALCO Energy, Inc.	495,364	2,957,323
#*Venoco, Inc.	142,438	2,680,683
#*Verenium Corp.	2,570	6,399
#*Voyager Oil & Gas, Inc.	73,707	272,716
#W&T Offshore, Inc.	87,986	810,351
*Warren Resources, Inc.	221,230	694,662
#*Western Refining, Inc.	167,529	887,904
*Westmoreland Coal Co.	22,833	194,080
*Willbros Group, Inc.	93,597	856,413

Total Energy		104,241,243

Financials — (12.6%)
*1st Constitution Bancorp	13,972	110,379
1st Source Corp.	195,160	3,588,992
*1st United Bancorp, Inc.	3,508	26,100
21st Century Holding Co.	74,334	283,956
Abington Bancorp, Inc.	70,481	672,389
Access National Corp.	58,490	346,261
Advance America Cash Advance Centers, Inc.	184,300	726,142
*Advanta Corp. Class A	19,594	98
*Affirmative Insurance Holdings, Inc.	41,899	163,825
Alliance Bancorp, Inc. of Pennsylvania	12,701	106,053
Alliance Financial Corp.	29,496	880,161
*Altisource Portfolio Solutions SA	77,729	2,205,172
*Amcore Financial, Inc.	229,205	2,750
Ameriana Bancorp	20,650	84,665
American Equity Investment Life Holding Co.	478,197	5,164,528
*American Independence Corp.	18,018	90,090
American National Bankshares, Inc.	53,063	1,172,692
#American Physicians Capital, Inc.	109,548	4,485,991
American Physicians Services Group, Inc.	36,700	969,247
*American River Bankshares	15,679	111,791
*American Safety Insurance Holdings, Ltd.	25,410	419,265
#*American Spectrum Realty, Inc.	12,342	148,227
#*AmericanWest Bancorporation	138,113	34,528
*Ameris Bancorp	106,655	1,049,485
*AMERISAFE, Inc.	129,403	2,324,078
*AmeriServe Financial, Inc.	189,054	357,312
AmTrust Financial Services, Inc.	167,458	2,148,486
#*Anchor Bancorp Wisconsin, Inc.	10,919	7,982
#*Ante5, Inc.	73,707	18,795
#Arrow Financial Corp.	109,414	2,759,421
ASB Financial Corp.	4,400	58,300
*Asset Acceptance Capital Corp.	288,037	1,293,286
Asta Funding, Inc.	11,416	103,315
*Atlantic American Corp.	1,291	1,711
*Atlantic Coast Federal Corp.	450	949
#*Atlantic Southern Financial Group, Inc.	6,530	6,661
Auburn National Bancorporation, Inc.	9,262	171,810
*Avatar Holdings, Inc.	78,308	1,566,943
*B of I Holding, Inc.	30,337	473,864
Baldwin & Lyons, Inc.	3,334	75,065
Baldwin & Lyons, Inc. Class B	91,616	2,046,701
BancFirst Corp.	120,233	4,951,195

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Bancinsurance Corp.	39,480	$282,282
Bancorp Rhode Island, Inc.	34,502	1,007,113
*Bancorp, Inc.	48,315	364,778
#*BancTrust Financial Group, Inc.	32,799	101,021
Bank Mutual Corp.	149,920	881,530
Bank of Commerce Holdings	19,304	83,972
*Bank of Florida Corp.	83,250	5,827
*Bank of Granite Corp.	4,272	4,357
#Bank of Kentucky Financial Corp.	3,023	56,046
*Bank of the Carolinas Corp.	4,000	13,200
#Bank of the Ozarks, Inc.	156,092	5,845,645
#*BankAtlantic Bancorp, Inc.	221,461	356,552
BankFinancial Corp.	212,076	1,883,235
#*BankUnited Financial Corp. Class A	117,535	11,753
Banner Corp.	139,256	327,252
Bar Harbor Bankshares	25,955	695,594
BCB Bancorp, Inc.	51,057	423,773
*BCSB Bancorp, Inc.	10,086	95,817
*Beach First National Bancshares, Inc.	380	—
Beacon Federal Bancorp, Inc.	6,138	56,623
*Beneficial Mutual Bancorp, Inc.	2,843	28,686
*Berkshire Bancorp, Inc.	10,471	50,366
Berkshire Hills Bancorp, Inc.	82,129	1,658,184
#*BFC Financial Corp.	109,891	42,857
*BNCCORP, Inc.	12,585	28,316
#Boston Private Financial Holdings, Inc.	270,928	1,790,834
Bridge Bancorp, Inc.	9,256	241,767
*Bridge Capital Holdings	3,298	30,671
Brookline Bancorp, Inc.	439,406	4,253,450
Brooklyn Federal Bancorp, Inc.	37,150	154,915
*Brunswick Bancorp	120	837
Bryn Mawr Bank Corp.	101,046	1,879,456
C&F Financial Corp.	5,087	99,196
*Cadence Financial Corp.	20,689	32,689
Calamos Asset Management, Inc.	12,442	129,397
California First National Bancorp	81,133	1,078,258
*Camco Financial Corp.	26,162	54,940
Camden National Corp.	77,363	2,417,594
*Cape Bancorp, Inc.	1,238	9,359
#Capital Bank Corp.	12,543	31,357
#Capital City Bank Group, Inc.	150,073	2,075,510
Capital Properties, Inc.	5,522	41,691
—Capital Properties, Inc. Class B	5,522	—
Capital Southwest Corp.	10,117	898,592
#*Capitol Bancorp, Ltd.	56,165	76,946
Cardinal Financial Corp.	227,994	2,330,099
*Cardtronics, Inc.	128,998	1,670,524
*Carolina Bank Holdings, Inc.	4,335	14,522
Carrollton Bancorp	1,700	9,171
Carver Bancorp, Inc.	2,706	17,589
#*Cascade Financial Corp.	33,664	12,459
#Cathay General Bancorp	80,650	948,444
#Center Bancorp, Inc.	144,104	1,057,723
*Center Financial Corp.	72,424	374,432
CenterState Banks of Florida, Inc.	29,178	257,350
Central Bancorp, Inc.	10,000	130,000
#*Central Pacific Financial Corp.	215,793	358,216
Central Virginia Bankshares, Inc.	5,733	8,829
*Centrue Financial Corp.	16,748	23,280
Century Bancorp, Inc. Class A	18,006	386,769
CFS Bancorp, Inc.	101,373	484,563

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Charter Financial Corp.	750	$7,762
Chemical Financial Corp.	235,414	5,285,044
*Chicopee Bancorp, Inc.	24,223	275,658
Citizens Community Bancorp, Inc.	3,300	12,639
*Citizens First Bancorp, Inc.	62,120	1,864
*Citizens First Corp.	1,300	9,321
#Citizens Holding Co.	7,865	143,694
*Citizens Republic Bancorp, Inc.	989,661	894,851
Citizens South Banking Corp.	58,237	326,710
#*Citizens, Inc.	387,783	2,590,390
#City Holding Co.	162,791	4,794,195
CKX Lands, Inc.	14,943	168,034
Clifton Savings Bancorp, Inc.	53,238	478,077
*CNA Surety Corp.	222,085	3,830,966
CNB Financial Corp.	48,862	589,764
#CoBiz Financial, Inc.	114,529	722,678
Codorus Valley Bancorp, Inc.	9,174	76,419
*Colonial Financial Services, Inc.	7,253	71,805
#*Colony Bankcorp, Inc.	37,743	224,571
Columbia Banking System, Inc.	129,622	2,369,490
Comm Bancorp, Inc.	5,278	121,394
Commercial National Financial Corp.	5,150	83,687
#*Commonwealth Bankshares, Inc.	20,178	31,679
#Community Bank System, Inc.	220,197	5,449,876
*Community Capital Corp.	3,442	12,288
*Community Central Bank Corp.	1,567	1,967
Community Trust Bancorp, Inc.	139,259	3,826,837
*Community West Bancshares	12,713	33,562
*CompuCredit Holdings Corp.	95,343	483,389
Consolidated-Tokoma Land Co.	53,151	1,531,280
*Consumer Portfolio Services, Inc.	3,677	3,199
#*Cowen Group, Inc.	105,147	437,412
#*Cowlitz Bancorporation	940	1,598
*Crawford & Co. Class A	142,015	333,735
#*Crawford & Co. Class B	145,860	497,383
*Crescent Financial Corp.	11,905	32,739
#Danvers Bancorp, Inc.	66,330	1,087,812
#*Dearborn Bancorp, Inc.	21,086	34,581
Diamond Hill Investment Group, Inc.	401	23,302
Dime Community Bancshares, Inc.	344,890	4,518,059
*Dollar Financial Corp.	165,752	3,250,397
Donegal Group, Inc. Class A	169,997	1,999,165
Donegal Group, Inc. Class B	34,892	556,004
#*Doral Financial Corp.	14,200	34,932
Duff & Phelps Corp.	64,708	701,435
Eastern Insurance Holdings, Inc.	14,757	169,410
Eastern Virginia Bankshares, Inc.	6,591	26,232
ECB Bancorp, Inc.	4,013	58,108
#*eHealth, Inc.	71,449	793,084
EMC Insurance Group, Inc.	116,309	2,600,669
Employers Holdings, Inc.	138,349	2,149,943
#*Encore Bancshares, Inc.	18,447	172,664
*Encore Capital Group, Inc.	207,755	4,570,610
Enterprise Bancorp, Inc.	23,945	266,987
Enterprise Financial Services Corp.	28,728	294,175
#Epoch Holding Corp.	78,301	974,847
ESB Financial Corp.	110,369	1,559,514
ESSA Bancorp, Inc.	50,706	644,980
Evans Bancorp, Inc.	10,910	141,830
*EzCorp, Inc.	178,314	3,548,449
Farmers Capital Bank Corp.	22,319	115,836

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
FBL Financial Group, Inc. Class A	289,468	$6,568,029
Federal Agricultural Mortgage Corp.	79,431	1,186,699
#Federal Agricultural Mortgage Corp. Class A	4,100	49,200
Fidelity Bancorp, Inc.	5,416	28,651
#*Fidelity Southern Corp.	81,638	532,281
Financial Institutions, Inc.	61,349	1,163,791
*First Acceptance Corp.	45,747	78,685
First Advantage Bancorp	7,923	83,667
#*First Bancorp (318672102)	1	1
#First Bancorp (318910106)	143,484	2,394,748
First Bancorp of Indiana, Inc.	1,400	12,467
First Bancorp, Inc.	72,454	1,014,356
*First Bancshares, Inc.	4,498	37,851
First Bancshares, Inc. (The)	4,156	31,877
*First Bank of Delaware	50,014	85,024
#First Busey Corp.	319,233	1,465,279
First Business Financial Services, Inc.	5,750	54,337
*First California Financial Group, Inc.	6,995	19,586
*First Cash Financial Services, Inc.	294,883	7,071,294
First Commonwealth Financial Corp.	81,958	434,377
First Community Bancshares, Inc.	109,147	1,605,552
First Defiance Financial Corp.	68,992	688,540
#First Federal Bancshares of Arkansas, Inc.	52,380	96,903
*First Federal of Northern Michigan Bancorp, Inc.	13,700	30,962
First Financial Bancorp	108,202	1,720,412
First Financial Corp.	122,228	3,467,608
First Financial Holdings, Inc.	106,430	1,338,889
First Financial Northwest, Inc.	39,600	180,576
First Financial Service Corp.	18,814	125,113
*First Franklin Corp.	2,153	16,083
*First Investors Financial Services Group, Inc.	43,200	236,520
#First M&F Corp.	18,558	73,304
#*First Marblehead Corp. (The)	44,158	118,785
*First Mariner Bancorp, Inc.	23,940	20,588
First Merchants Corp.	170,070	1,476,208
First Mercury Financial Corp.	52,405	600,561
First Midwest Bancorp, Inc.	80,879	1,017,458
*First National Bancshares, Inc.	24	1
First Pactrust Bancorp, Inc.	4,668	44,906
First Place Financial Corp.	156,747	568,992
*First Regional Bancorp	2,345	47
First Security Group, Inc.	19,611	38,241
First South Bancorp, Inc.	59,381	703,071
#*First State Bancorporation	179,336	27,797
#First United Corp.	31,308	123,354
First West Virginia Bancorp, Inc.	1,040	15,090
Firstbank Corp.	35,127	172,122
*FirstCity Financial Corp.	90,800	658,300
*Flagstar Bancorp, Inc.	29,880	95,915
Flushing Financial Corp.	197,812	2,466,716
#*FNB United Corp.	19,043	9,521
*Forestar Group, Inc.	89,304	1,438,687
*Fox Chase Bancorp, Inc.	44,106	426,505
*FPIC Insurance Group, Inc.	114,150	3,373,132
#*Franklin Credit Holding Corp.	17,900	5,370
#*Frontier Financial Corp.	3,072	829
German American Bancorp, Inc.	59,794	1,001,549
GFI Group, Inc.	274,922	1,619,291
#*Gleacher & Co., Inc.	180,611	361,222
*Global Indemnity P.L.C.	37,575	571,891
Gouverneur Bancorp, Inc.	4,366	31,654

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Great Southern Bancorp, Inc.	79,851	$1,751,132
#*Greene Bancshares, Inc.	99,241	995,387
*Greenlight Capital Re, Ltd.	46,638	1,202,794
*Grubb & Ellis Co.	2,288	2,746
GS Financial Corp.	9,668	110,215
*Guaranty Bancorp	220,959	245,264
*Guaranty Federal Bancshares, Inc.	17,335	104,530
#*Habersham Bancorp	740	577
*Hallmark Financial Services, Inc.	104,524	1,059,873
Hampden Bancorp, Inc.	1,926	19,183
#*Hampton Roads Bankshares, Inc.	73,469	80,816
#*Hanmi Financial Corp.	12,200	17,202
Harleysville Savings Financial Corp.	6,622	102,509
#*Harrington West Financial Group, Inc.	9,629	5,296
*Harris & Harris Group, Inc.	101,496	413,089
Hawthorn Bancshares, Inc.	4,606	56,654
Heartland Financial USA, Inc.	134,420	2,373,857
*Heritage Commerce Corp.	68,765	246,866
*Heritage Financial Corp.	56,643	841,149
Heritage Financial Group	5,408	61,002
HF Financial Corp.	33,916	328,985
*HFF, Inc.	56,652	496,272
*Hilltop Holdings, Inc.	174,126	1,809,169
Hingham Institution for Savings	14,318	538,500
*HMN Financial, Inc.	37,346	166,190
*Home Bancorp, Inc.	175	2,303
Home Bancshares, Inc.	93,296	2,241,903
Home Federal Bancorp, Inc.	52,182	680,975
*Homeowners Choice, Inc.	9,800	54,929
HopFed Bancorp, Inc.	16,569	157,571
Horace Mann Educators Corp.	424,387	7,138,189
Horizon Bancorp	11,151	248,110
#*Horizon Financial Corp.	117,723	1,177
Hudson Valley Holding Corp.	185	3,582
*Imperial Capital Bancorp, Inc.	51,800	316
Independence Holding Co.	45,258	290,104
#Independent Bank Corp. (453836108)	148,717	3,540,952
Independent Bank Corp. (453838104)	214,800	75,180
Indiana Community Bancorp	27,200	340,680
Infinity Property & Casualty Corp.	144,873	6,959,699
#*Integra Bank Corp.	161,455	119,477
#*Interactive Brokers Group, Inc.	81,953	1,356,322
*Intergroup Corp. (The)	6,500	100,750
#*International Assets Holding Corp.	40,573	687,307
#*Intervest Bancshares Corp.	872	2,869
Investors Title Co.	21,301	598,345
*Jacksonville Bancorp, Inc.	5,187	49,276
Jefferson Bancshares, Inc.	5,911	22,403
JMP Group, Inc.	47,259	333,176
Kearny Financial Corp.	2,762	25,935
#*Kennedy-Wilson Holdings, Inc.	291,318	2,892,788
*Kent Financial Services, Inc.	49,712	74,071
Kentucky First Federal Bancorp	37,347	341,725
#K-Fed Bancorp	27,864	242,417
*LaBranche & Co., Inc.	21,118	80,037
*Lake Shore Bancorp, Inc.	1,838	15,072
Lakeland Bancorp, Inc.	94,134	844,382
Lakeland Financial Corp.	85,317	1,751,558
Landmark Bancorp, Inc.	11,429	187,036
Legacy Bancorp, Inc.	34,967	286,555
#Life Partners Holdings, Inc.	86,079	1,493,471

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
LNB Bancorp, Inc.	17,687	$88,612
*Louisiana Bancorp, Inc.	600	8,700
LSB Corp.	27,805	578,066
LSB Financial Corp.	2,723	29,803
#*Macatawa Bank Corp.	6,385	11,685
*Magyar Bancorp, Inc.	15,818	71,972
*Maiden Holdings, Ltd.	8,990	61,671
MainSource Financial Group, Inc.	131,699	993,010
Malvern Federal Bancorp, Inc.	5,900	48,380
*Market Leader, Inc.	18,149	35,935
MarketAxess Holdings, Inc.	97,595	1,387,801
*Marlin Business Services Corp.	54,212	606,090
*Maui Land & Pineapple Co., Inc.	53,268	210,941
*Maxco, Inc.	18,800	21,808
Mayflower Bancorp, Inc.	3,750	29,100
*Mays (J.W.), Inc.	2,700	41,445
#*MBT Financial Corp.	1,363	2,426
MCG Capital Corp.	238,249	1,379,462
Meadowbrook Insurance Group, Inc.	461,345	4,225,920
Medallion Financial Corp.	159,347	1,117,022
#*Mercantile Bancorp, Inc.	12,892	36,098
Mercantile Bank Corp.	1,686	9,088
Mercer Insurance Group, Inc.	59,580	993,794
Merchants Bancshares, Inc.	61,150	1,458,428
*Meridian Interstate Bancorp, Inc.	47,595	514,978
Meta Financial Group, Inc.	24,423	786,909
*Metro Bancorp, Inc.	65,159	828,171
*MetroCorp Bancshares, Inc.	64,415	183,583
MicroFinancial, Inc.	69,540	278,160
Mid Penn Bancorp, Inc.	7,317	55,097
MidSouth Bancorp, Inc.	46,703	609,007
#*Midwest Banc Holdings, Inc.	216,843	2,927
MidWestOne Financial Group, Inc.	2,926	43,861
Monroe Bancorp	12,041	54,425
MSB Financial Corp.	2,696	20,786
MutualFirst Financial, Inc.	38,218	282,049
*Nara Bancorp, Inc.	109,770	787,051
*National Financial Partners Corp.	135,158	1,450,245
National Interstate Corp.	51,825	1,156,216
National Penn Bancshares, Inc.	163,429	1,088,437
National Security Group, Inc.	12,602	160,549
National Western Life Insurance Co. Class A	8,698	1,340,884
Naugatuck Valley Financial Corp.	6,841	43,440
*Navigators Group, Inc. (The)	23,542	1,003,595
NBT Bancorp, Inc.	101,938	2,250,791
Nelnet, Inc. Class A	18,766	378,323
*New Century Bancorp, Inc.	8,739	50,555
New England Bancshares, Inc.	3,705	26,639
New Hampshire Thrift Bancshares, Inc.	20,318	205,415
New Westfield Financial, Inc.	92,936	763,005
*NewBridge Bancorp	13,264	50,005
*Newport Bancorp, Inc.	11,702	145,573
*NewStar Financial, Inc.	33,737	244,931
North Central Bancshares, Inc.	17,500	284,375
*North Valley Bancorp	580	1,079
Northeast Bancorp	13,251	173,389
Northeast Community Bancorp, Inc.	24,952	142,226
#Northfield Bancorp, Inc.	97,221	1,253,179
Northrim Bancorp, Inc.	43,001	756,818
Northway Financial, Inc.	1,025	6,150
Norwood Financial Corp.	6,528	179,716

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
NYMAGIC, Inc.	72,223	$1,841,686
Ocean Shore Holding Co.	20,121	212,478
OceanFirst Financial Corp.	111,907	1,416,743
Ohio Valley Banc Corp.	16,469	344,696
#Old Second Bancorp, Inc.	120,505	167,502
#*Optimumbank Holdings, Inc.	2,715	2,009
#Oriental Financial Group, Inc.	79,973	1,132,418
Oritani Financial Corp.	121,037	1,210,370
Osage Bancshares, Inc.	9,097	73,913
#*PAB Bankshares, Inc.	1,033	888
#*Pacific Capital Bancorp	88,525	89,410
Pacific Continental Corp.	86,971	794,915
#*Pacific Mercantile Bancorp	2,247	8,651
*Pacific Premier Bancorp, Inc.	32,933	141,612
*Pacific State Bancorp	1,069	160
#PacWest Bancorp	257,179	5,382,756
#*Park Bancorp, Inc.	3,302	15,321
Parkvale Financial Corp.	49,282	382,428
#*Patriot National Bancorp	15,644	30,975
Peapack-Gladstone Financial Corp.	85,161	1,077,287
Penns Woods Bancorp, Inc.	35,566	1,111,438
*Penson Worldwide, Inc.	46,945	252,564
Peoples Bancorp	3,331	48,000
Peoples Bancorp of North Carolina	15,724	81,293
Peoples Bancorp, Inc.	95,501	1,647,392
*Phoenix Cos., Inc. (The)	953,700	2,288,880
*PICO Holdings, Inc.	170,271	5,336,293
Pinnacle Bancshares, Inc.	2,000	19,250
*Pinnacle Financial Partners, Inc.	138,593	1,398,403
*PMA Capital Corp.	303,063	2,033,553
#*PMI Group, Inc. (The)	482,300	1,509,599
Porter Bancorp, Inc.	26,193	284,194
#*Portfolio Recovery Associates, Inc.	106,023	7,387,683
#*Preferred Bank	21,685	41,202
Premier Financial Bancorp, Inc.	26,344	167,811
Presidential Life Corp.	239,371	2,348,230
*Primus Guaranty, Ltd.	20,337	88,669
#Princeton National Bancorp, Inc.	16,430	96,937
*Providence Community Bancshares, Inc.	24	50
Provident Financial Holdings, Inc.	56,373	346,694
Provident Financial Services, Inc.	92	1,179
Provident New York Bancorp	401,514	3,726,050
#Prudential Bancorp, Inc. of Pennsylvania	25,016	164,605
PSB Holdings, Inc.	813	3,248
#Pulaski Financial Corp.	70,422	472,532
*Pzena Investment Management, Inc. Class A	2,157	14,883
QC Holdings, Inc.	171,344	704,224
*Rainier Pacific Financial Group, Inc.	51,047	710
Renasant Corp.	143,306	2,185,416
#Republic Bancorp, Inc. Class A	199,397	4,941,058
*Republic First Bancorp, Inc.	71,317	144,060
Resource America, Inc.	167,238	727,485
Rewards Network, Inc.	87,316	1,212,819
*Riverview Bancorp, Inc.	96,249	192,498
Rockville Financial, Inc.	53,170	673,664
*Rodman & Renshaw Capital Group, Inc.	101,523	302,539
Roma Financial Corp.	77,500	884,275
Rome Bancorp, Inc.	53,296	487,658
#*Royal Bancshares of Pennsylvania, Inc. Class A	26,270	66,200
Rurban Financial Corp.	2,810	10,228
S&T Bancorp, Inc.	47,251	959,195

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
S.Y. Bancorp, Inc.	130,785	$3,260,470
*Safeguard Scientifics, Inc.	197,266	2,499,360
Safety Insurance Group, Inc.	66,916	2,623,107
Salisbury Bancorp, Inc.	7,507	169,658
Sanders Morris Harris Group, Inc.	95,315	524,232
Sandy Spring Bancorp, Inc.	51,490	872,241
Savannah Bancorp, Inc. (The)	13,017	126,916
SCBT Financial Corp.	77,131	2,485,932
SeaBright Holdings, Inc.	163,587	1,339,778
#*Seacoast Banking Corp. of Florida	114,505	155,727
*Security National Financial Corp. Class A	5,339	10,411
#Shore Bancshares, Inc.	36,155	398,428
SI Financial Group, Inc.	600	4,050
*Siebert Financial Corp.	12,841	26,838
#Sierra Bancorp	89,338	1,058,655
Simmons First National Corp.	137,735	3,629,317
Smithtown Bancorp, Inc.	86,817	347,268
#South Financial Group, Inc.	830,176	230,457
South Street Financial Corp.	2,945	8,894
*Southcoast Financial Corp.	243	753
*Southern Community Financial Corp.	45,616	90,776
#*Southern Connecticut Bancorp, Inc.	15,438	98,880
*Southern First Bancshares, Inc.	22,642	136,078
Southern Missouri Bancorp, Inc.	5,163	80,904
*SouthFirst Bancshares, Inc.	100	362
Southside Bancshares, Inc.	96,719	1,833,792
Southwest Bancorp, Inc.	132,666	1,930,290
Southwest Georgia Financial Corp.	11,975	122,145
State Auto Financial Corp.	13,573	213,503
State Bancorp, Inc.	106,585	1,021,084
StellarOne Corp.	66,574	903,409
#Sterling Bancorp	272,969	2,664,177
#Sterling Bancshares, Inc.	615,273	3,193,267
#*Sterling Financial Corp.	94,253	61,264
#Stewart Information Services Corp.	154,678	1,545,233
*Stratus Properties, Inc.	70,813	676,972
#Suffolk Bancorp	96,990	2,629,399
*Sun Bancorp, Inc.	227,108	1,212,757
*Superior Bancorp	3,626	6,454
Susquehanna Bancshares, Inc.	92,190	797,444
*Sussex Bancorp	5,926	32,593
SWS Group, Inc.	265,182	2,312,387
*Taylor Capital Group, Inc.	71,884	714,527
Teche Holding Co.	16,949	477,962
#*Tejon Ranch Co.	183,981	4,238,922
#*Tennessee Commerce Bancorp, Inc.	2,115	11,950
*Territorial Bancorp, Inc.	4,339	79,013
*Texas Capital Bancshares, Inc.	168,714	2,815,837
TF Financial Corp.	20,649	427,434
Thomas Properties Group, Inc.	276,089	1,007,725
#*TIB Financial Corp.	5,062	2,227
*Tidelands Bancshares, Inc.	11,702	18,138
#*TierOne Corp.	163,324	3,266
Timberland Bancorp, Inc.	70,526	278,578
#Tompkins Financial Corp.	88,947	3,713,537
Tower Bancorp, Inc.	3,353	71,486
*Tower Financial Corp.	7,450	50,101
#TowneBank	71,731	1,104,657
*TradeStation Group, Inc.	326,087	2,083,696
#*Tree.com, Inc.	23,004	165,629
*Trenwick Group, Ltd.	12,662	31

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Triad Guaranty, Inc.	85,095	$17,870
TriCo Bancshares	150,056	2,831,557
#Trustco Bank Corp.	488,793	2,844,775
*UCBH Holdings, Inc.	196,446	2,947
Unico American Corp.	113,900	1,050,728
Union Bankshares, Inc.	13,711	246,798
Union First Market Bankshares Corp.	120,442	1,710,276
United Bancshares, Inc.	6,297	57,869
*United Community Bancorp	1,250	9,625
*United Community Banks, Inc.	157,317	487,683
*United Community Financial Corp.	271,344	434,150
United Financial Bancorp, Inc.	55,976	833,483
United Fire & Casualty Co.	163,116	3,497,207
*United PanAm Financial Corp.	150,147	653,139
#*United Security Bancshares	95,931	402,910
United Western Bancorp, Inc.	37,628	31,608
*Unity Bancorp, Inc.	32,259	169,360
Universal Insurance Holdings, Inc.	141,645	566,580
Univest Corp. of Pennsylvania	98,525	1,707,438
*ViewPoint Financial Group	118,911	1,153,437
*Virginia Commerce Bancorp, Inc.	33,855	217,011
*Virtus Investment Partners, Inc.	51,943	1,340,129
VIST Financial Corp.	10,458	81,468
VSB Bancorp, Inc.	2,766	30,274
#*Waccamaw Bankshares, Inc.	23,125	25,669
#Wainwright Bank & Trust Co.	15,934	298,284
Washington Banking Co.	83,816	1,207,789
Washington Trust Bancorp, Inc.	132,101	2,557,475
*Waterstone Financial, Inc.	27,095	108,109
Wayne Savings Bancshares, Inc.	3,361	26,686
WesBanco, Inc.	243,744	4,228,958
*West Bancorporation, Inc.	79,237	530,096
West Coast Bancorp	200,271	510,691
#*Western Alliance Bancorp	225,355	1,638,331
#Westwood Holdings Group, Inc.	68,070	2,466,176
#White River Capital, Inc.	4,182	61,057
#Wilber Corp.	25,694	153,136
Wilshire Bancorp, Inc.	261,539	1,969,389
#*World Acceptance Corp.	156,911	6,500,823
WSB Holdings, Inc.	44,668	138,247
WSFS Financial Corp.	12,200	463,600
WVS Financial Corp.	12,479	137,269
Yadkin Valley Financial Corp.	25,845	75,984
*ZipRealty, Inc.	117,880	318,276

Total Financials		432,227,635

Health Care — (12.6%)
*A.D.A.M., Inc.	17,336	55,822
*Abaxis, Inc.	185,186	3,712,979
#*ABIOMED, Inc.	318,679	3,534,150
*Acadia Pharmaceuticals, Inc.	4,078	4,975
*Accelr8 Technology Corp.	33,734	28,699
*Accelrys, Inc.	527,991	3,722,337
*Access Pharmaceuticals, Inc.	15,200	29,640
*Accuray, Inc.	179,984	1,184,295
*Achillion Pharmaceuticals, Inc.	78,444	193,757
*Adcare Health Systems, Inc.	6,400	22,080
*Adolor Corp.	294,513	326,909
*AdvanSource Biomaterials Corp.	154,064	37,222
*Affymax, Inc.	147,770	950,161
*Affymetrix, Inc.	214,270	1,047,780

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Air Methods Corp.	115,182	$3,657,028
#*Akorn, Inc.	788,087	2,868,637
*Albany Molecular Research, Inc.	318,199	2,068,293
#*Alexza Pharmaceuticals, Inc.	154,400	427,688
#*Alliance HealthCare Services, Inc.	473,085	1,986,957
*Allied Healthcare International, Inc.	352,329	873,776
*Allied Healthcare Products, Inc.	15,412	51,168
#*Allos Therapeutics, Inc.	651,602	3,140,722
*Almost Family, Inc.	28,219	741,595
*Alphatec Holdings, Inc.	190,304	804,986
#*AMAG Pharmaceuticals, Inc.	117,140	3,687,567
America Services Group, Inc.	60,231	1,062,475
*American Caresource Holding, Inc.	6,054	8,718
*American Dental Partners, Inc.	94,820	1,086,637
*American Learning Corp.	2,200	1,540
*American Shared Hospital Services	35,563	117,358
*Amicus Therapeutics, Inc.	4,113	10,406
*AMN Healthcare Services, Inc.	265,959	1,601,073
*Amsurg Corp.	295,558	5,414,623
*Anadys Pharmaceuticals, Inc.	105,594	212,244
Analogic Corp.	126,116	5,734,495
*Angeion Corp.	1,294	5,318
*AngioDynamics, Inc.	185,183	2,853,670
*Anika Therapeutics, Inc.	104,524	612,511
*Animal Health International, Inc.	400	996
#*ARCA Biopharma, Inc.	19,739	73,824
*Ardea Biosciences, Inc.	51,848	1,034,368
#*Arena Pharmaceuticals, Inc.	245,247	1,949,714
#*Ariad Pharmaceuticals, Inc.	823,018	2,633,658
*Arqule, Inc.	394,332	1,683,798
*Array BioPharma, Inc.	474,540	1,504,292
Arrhythmia Research Technology, Inc.	26,575	132,875
*ArthroCare Corp.	1,600	42,848
#*ARYx Therapeutics, Inc.	25,093	12,045
*Assisted Living Concepts, Inc.	38,772	1,219,767
*AtriCure, Inc.	37,697	238,622
Atrion Corp.	19,884	2,871,448
#*ATS Medical, Inc.	739,384	2,957,536
*AVANIR Pharmaceuticals, Inc.	324,380	1,038,016
*AVI BioPharma, Inc.	3,910	7,624
*Bioanalytical Systems, Inc.	30,808	33,889
*BioClinica, Inc.	145,077	587,562
#*BioCryst Pharmaceuticals, Inc.	368,706	2,201,175
#*Biodel, Inc.	157,030	612,417
*BioLase Technology, Inc.	1,870	2,169
*BioMimetic Therapeutics, Inc.	65,986	609,051
*Bio-Reference Labs, Inc.	261,093	5,475,120
*BioSante Pharmaceuticals, Inc.	142,832	229,960
*BioScrip, Inc.	356,462	1,514,963
*BioSpecifics Technologies Corp.	32,333	778,902
*BioSphere Medical, Inc.	183,566	798,512
*Biotime, Inc.	4,004	22,623
*BMP Sunstone Corp.	44,937	296,584
#*Bovie Medical Corp.	158,699	438,009
#*BSD Medical Corp.	208,291	218,706
#*Cadence Pharmaceuticals, Inc.	232,832	1,783,493
*Caliper Life Sciences, Inc.	463,531	1,817,042
*Cambrex Corp.	280,334	995,186
Cantel Medical Corp.	115,249	1,830,154
*Capital Senior Living Corp.	189,037	1,020,800
*Capstone Therapeutics Corp.	315,300	258,546

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Caraco Pharmaceutical Laboratories, Ltd.	261,262	$1,578,022
*Cardiac Science Corp.	187,226	333,262
#*Cardica, Inc.	57,828	99,464
#*Cardiovascular Systems, Inc.	7,615	34,039
#*Cardium Therapeutics, Inc.	18	8
*CAS Medical Systems, Inc.	997	1,994
*Catalyst Pharmaceutical Partners, Inc.	25,086	28,849
*Celera Corp.	170,723	1,142,137
#*Celldex Therapeutics, Inc.	116,893	599,661
#*Celsion Corp.	82,414	271,966
#*Cepheid, Inc.	60,117	994,936
#*Cerus Corp.	64,262	199,212
*Clarient, Inc.	44,200	142,324
*Cleveland Biolabs, Inc.	2,513	9,424
#*Clinical Data, Inc.	162,706	2,268,122
*Columbia Laboratories, Inc.	27,734	25,238
*CombiMatrix Corp.	21,797	60,378
#Computer Programs & Systems, Inc.	100,581	4,523,128
#*Conceptus, Inc.	278,929	3,768,331
*Conmed Corp.	265,831	5,111,930
*Continucare Corp.	178,562	680,321
#*Corcept Therapeutics, Inc.	199,501	648,378
*Cornerstone Therapeutics, Inc.	8,755	48,765
*Corvel Corp.	135,738	5,401,015
*CPEX Pharmaceuticals, Inc.	20,495	548,446
*Cross Country Healthcare, Inc.	246,351	2,187,597
*CryoLife, Inc.	246,829	1,323,003
*Curis, Inc.	164,741	283,355
*Cutera, Inc.	39,616	309,797
*Cyberonics, Inc.	221,629	5,279,203
#*Cyclacel Pharmaceuticals, Inc.	92,895	159,779
*Cynosure, Inc.	28,113	289,002
*Cypress Bioscience, Inc.	181,529	662,581
*Cytokinetics, Inc.	195,748	538,307
*Cytori Therapeutics, Inc.	144,413	690,294
Daxor Corp.	43,502	430,017
*Del Global Technologies Corp.	157,042	125,634
*DepoMed, Inc.	176,162	503,823
*DexCom, Inc.	239,046	2,667,753
*Digirad Corp.	74,685	136,674
#*Discovery Laboratories, Inc.	280,650	74,625
*Durect Corp.	607,024	1,481,139
*DUSA Pharmaceuticals, Inc.	21,621	49,728
*Dyax Corp.	689,190	1,654,056
#*Dynacq Healthcare, Inc.	64,639	148,023
*Dynavax Technologies Corp.	2,993	6,615
*Emergent BioSolutions, Inc.	97,584	1,812,135
Emergent Group, Inc.	6,700	42,344
#*Emeritus Corp.	147,225	2,533,742
#*Emisphere Technologies, Inc.	2,065	2,168
*Encision, Inc.	3,700	6,105
—*Endo Pharmaceuticals Solutions	203,104	223,414
*Endologix, Inc.	7,019	32,077
Ensign Group, Inc.	100,374	1,806,732
*EnteroMedics, Inc.	633	1,162
*Entremed, Inc.	1,607	3,905
*Enzo Biochem, Inc.	114,591	527,119
*Enzon Pharmaceuticals, Inc.	175,105	1,915,649
*eResearch Technology, Inc.	513,923	4,162,776
*Exact Sciences Corp.	181,881	758,444
*Exactech, Inc.	100,152	1,580,399

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*Exelixis, Inc.	332,859	$1,038,520
*Five Star Quality Care, Inc.	75,373	275,111
*Genomic Health, Inc.	184,126	2,373,384
#*Genoptix, Inc.	50,905	879,638
*Gentiva Health Services, Inc.	118,655	2,447,853
#*Geron Corp.	381,628	2,148,566
*Greatbatch, Inc.	212,679	4,802,292
*GTC Biotherapeutics, Inc.	8,642	3,630
*GTx, Inc.	169,636	575,066
#*Halozyme Therapeutics, Inc.	325,423	2,333,283
*Hanger Orthopedic Group, Inc.	284,956	4,886,995
#*Hansen Medical, Inc.	26,688	48,305
*Harvard Bioscience, Inc.	306,263	1,105,609
*Health Grades, Inc.	291,871	2,378,749
*HealthStream, Inc.	175,019	875,095
*Healthways, Inc.	100,107	1,425,524
*HeartWare International, Inc.	4,580	295,089
#*Helicos BioSciences Corp.	168,102	90,775
#*Hemispherx Biopharma, Inc.	93,100	48,878
#*Hi-Tech Pharmacal Co., Inc.	109,346	1,922,303
*Hooper Holmes, Inc.	672,769	403,661
*iBioPharma, Inc.	116,875	189,338
*iCAD, Inc.	37,500	72,750
#*Icagen, Inc.	159	49
*ICU Medical, Inc.	135,004	5,023,499
*Idenix Pharmaceuticals, Inc.	173,374	885,941
#*Idera Pharmaceuticals, Inc.	154,651	566,023
#*ImmunoGen, Inc.	267,456	2,522,110
#*Immunomedics, Inc.	205,709	664,440
*Impax Laboratories, Inc.	122,241	2,003,530
#*Incyte Corp.	594,627	7,742,044
*Infinity Pharmaceuticals, Inc.	148,385	869,536
*Inhibitex, Inc.	12,200	23,058
*Inovio Pharmaceuticals, Inc.	10,400	10,504
*Inspire Pharmaceuticals, Inc.	503,708	2,543,725
*Insulet Corp.	216,458	3,201,414
*IntegraMed America, Inc.	71,370	584,520
#*InterMune, Inc.	281,182	2,744,336
#Invacare Corp.	248,109	5,912,437
*InVentiv Health, Inc.	101,018	2,620,407
*IPC The Hospitalist Co.	48,358	1,245,218
*Iridex Corp.	6,461	25,004
*IRIS International, Inc.	173,728	1,619,145
*IsoRay, Inc.	20	28
*ISTA Pharmaceuticals, Inc.	89,050	247,559
*IVAX Diagnostics, Inc.	119	66
#*Jazz Pharmaceuticals, Inc.	95,550	831,285
*Kendle International, Inc.	141,740	1,744,819
*Kensey Nash Corp.	116,629	2,740,782
#*Keryx Biopharmaceuticals, Inc.	45,500	171,080
Kewaunee Scientific Corp.	25,060	283,429
*Kindred Healthcare, Inc.	195,090	2,594,697
*K-V Pharmaceutical Co.	100,781	107,836
Landauer, Inc.	89,075	5,591,238
*Lannet Co., Inc.	27,493	126,468
*LCA-Vision, Inc.	173,831	902,183
*LeMaitre Vascular, Inc.	76,000	459,040
*Lexicon Pharmaceuticals, Inc.	27,284	41,199
#*LHC Group, Inc.	116,803	2,685,301
*Ligand Pharmaceuticals, Inc. Class B	523,077	863,077
*Luminex Corp.	45,119	734,537

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Luna Innovations, Inc.	17,526	$35,928
#*MAKO Surgical Corp.	72,356	793,745
#*Mannkind Corp.	54,331	375,427
*MAP Pharmaceuticals, Inc.	71,388	956,599
#*Marina Biotech, Inc.	1,881	5,003
#*Martek Biosciences Corp.	96,778	2,002,337
*Matrixx Initiatives, Inc.	88,949	419,839
*Maxygen, Inc.	355,981	2,210,642
*MedCath Corp.	90,975	806,038
*Medical Action Industries, Inc.	158,571	2,172,423
*Medical Staffing Network Holdings, Inc.	222,424	778
#*Medicines Co. (The)	80,820	744,352
*MediciNova, Inc.	20,749	100,425
#MedQuist, Inc.	52,786	456,071
*MEDTOX Scientific, Inc.	77,329	886,964
*Merge Healthcare, Inc.	253,437	821,136
#*Merit Medical Systems, Inc.	257,566	4,358,017
#*Metabolix, Inc.	76,859	1,085,249
*Metropolitan Health Networks, Inc.	409,352	1,551,444
#*Micromet, Inc.	206,152	1,412,141
#*Micrus Endovascular Corp.	145,571	3,385,981
#*MiddleBrook Pharmaceuticals, Inc.	3,172	270
*Misonix, Inc.	62,750	128,010
#*Molecular Insight Pharmaceuticals, Inc.	207,458	277,994
*Molina Healthcare, Inc.	104,749	3,122,568
*Momenta Pharmaceuticals, Inc.	251,080	5,358,047
*MWI Veterinary Supply, Inc.	95,555	5,031,926
*Nabi Biopharmaceuticals	480,876	2,750,611
*Nanosphere, Inc.	128,835	592,641
#National Healthcare Corp.	103,689	3,620,820
National Research Corp.	67,439	1,676,534
*Natus Medical, Inc.	212,592	3,120,851
#*Nektar Therapeutics	122,896	1,605,022
*Neogen Corp.	203,656	6,081,168
*Neurocrine Biosciences, Inc.	386,646	2,196,149
#*NeurogesX, Inc.	50,878	361,234
*Neurometrix, Inc.	8,076	9,449
*Nighthawk Radiology Holdings, Inc.	143,540	424,878
*NMT Medical, Inc.	962	429
*NovaMed, Inc.	72,805	600,641
#*Novavax, Inc.	419,927	936,437
*Novt Corp.	193	121,494
*NPS Pharmaceuticals, Inc.	132,566	917,357
#*NxStage Medical, Inc.	335,606	5,299,219
*Obagi Medical Products, Inc.	67,004	778,586
*Oculus Innovative Sciences, Inc.	219	427
*Odyssey Healthcare, Inc.	322,388	8,627,103
*Omnicell, Inc.	231,483	2,851,871
#*OncoGenex Pharmaceutical, Inc.	16,093	227,555
#*Oncothyreon, Inc.	74,088	265,235
#*Opexa Therapeutics, Inc.	18,635	27,952
*Opko Health, Inc.	32,883	81,879
#*Optimer Pharmaceuticals, Inc.	109,251	991,999
*OraSure Technologies, Inc.	245,920	1,165,661
*Orchid Cellmark, Inc.	287,304	471,179
*Ore Pharmaceutical Holdings, Inc.	50,794	18,286
#*Orexigen Therapeutics, Inc.	125,357	651,856
*Orthovita, Inc.	359,054	664,250
#*Osiris Therapeutics, Inc.	105,554	839,154
*Osteotech, Inc.	35,398	134,158
*OTIX Global, Inc.	417	1,610

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*OXiGENE, Inc.	2,236	$738
*Pain Therapeutics, Inc.	408,891	2,392,012
*Palomar Medical Technologies, Inc.	58,300	650,628
*Par Pharmaceutical Cos., Inc.	97,586	2,576,270
*PDI, Inc.	131,394	1,055,094
#PDL BioPharma, Inc.	30,442	189,349
#*Penwest Pharmaceuticals Co.	291,234	984,371
*Pharmasset, Inc.	78,307	2,115,072
#*PharmAthene, Inc.	12,300	18,327
*PharMerica Corp.	280,658	3,665,393
*Phase Forward, Inc.	157,832	2,651,578
*PHC, Inc.	26,839	30,328
*PhotoMedex, Inc.	493	2,820
#*Poniard Pharmaceuticals, Inc.	90,312	55,993
*Pozen, Inc.	244,062	1,947,615
*Progenics Pharmaceuticals, Inc.	284,075	1,306,745
*ProPhase Labs, Inc.	56,585	104,682
*Prospect Medical Holdings, Inc.	32,393	236,145
*Providence Service Corp.	40,034	576,490
Psychemedics Corp.	1,558	14,022
#*Questcor Pharmaceuticals, Inc.	327,709	3,686,726
#*Quidel Corp.	306,100	3,795,640
*RadNet, Inc.	75,357	152,975
#*Raptor Pharmaceutical Corp.	859	2,629
*Regeneration Technologies, Inc.	302,085	873,026
*RehabCare Group, Inc.	128,821	2,729,717
*Repligen Corp.	314,775	1,016,723
#*Repros Therapeutics, Inc.	44,891	16,610
*Res-Care, Inc.	274,291	2,693,538
*Retractable Technologies, Inc.	272	481
#*Rigel Pharmaceuticals, Inc.	232,324	1,881,824
*Rochester Medical Corp.	101,268	980,274
#*Rockwell Medical Technologies, Inc.	44,850	242,638
*Rural/Metro Corp.	110,300	998,215
*RXi Pharmaceuticals Corp.	319	718
*Sangamo BioSciences, Inc.	343,507	1,295,021
*Santarus, Inc.	176,595	439,722
#*Savient Pharmaceuticals, Inc.	159,737	2,188,397
#*SciClone Pharmaceuticals, Inc.	142,980	493,281
#*Senesco Technologies, Inc.	185	58
#*Sequenom, Inc.	183,700	1,056,275
*SeraCare Life Sciences, Inc.	127,485	509,940
*Skilled Healthcare Group, Inc.	93,506	248,726
*Solta Medical, Inc.	3,600	6,264
—*Somanetics Corp.	121,307	3,032,675
#*Somaxon Pharmaceuticals, Inc.	798	2,945
*SonoSite, Inc.	152,000	4,446,000
Span-American Medical System, Inc.	32,884	548,834
*Spectranetics Corp.	226,101	1,166,681
*Spectrum Pharmaceuticals, Inc.	121,033	504,708
*SRI/Surgical Express, Inc.	46,761	151,038
#*Staar Surgical Co.	274,504	1,658,004
*StemCells, Inc.	147,460	134,189
*Stereotaxis, Inc.	155,719	650,905
*Strategic Diagnostics, Inc.	1,653	2,694
*Sucampo Pharmaceuticals, Inc.	21,849	80,623
*Sun Healthcare Group, Inc.	419,158	3,470,628
*SunLink Health Systems, Inc.	33,465	76,300
*Sunrise Senior Living, Inc.	149,510	447,035
*SuperGen, Inc.	109,302	220,790
#*SurModics, Inc.	178,665	2,344,085

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Symmetry Medical, Inc.	268,247	$2,610,043
*Synovis Life Technologies, Inc.	118,002	1,921,073
*Synta Pharmaceuticals Corp.	103,928	333,609
*Targacept, Inc.	78,200	1,691,466
*Telik, Inc.	140,820	107,023
*Theragenics Corp.	278,526	337,016
#*Threshold Pharmaceuticals, Inc.	17,876	25,026
*TomoTherapy, Inc.	88,462	294,578
*TranS1, Inc.	50,899	126,739
*Transcend Services, Inc.	30,261	420,931
*Transcept Pharmaceuticals, Inc.	115,896	928,327
*Trimeris, Inc.	27,066	63,334
*Triple-S Management Corp.	63,119	1,254,806
*Trubion Pharmaceuticals, Inc.	10,785	33,002
*U.S. Physical Therapy, Inc.	118,305	2,151,968
*Urologix, Inc.	123,100	116,945
*Uroplasty, Inc.	12,179	47,376
Utah Medical Products, Inc.	48,415	1,203,597
*Vanda Pharmaceuticals, Inc.	70,579	512,404
*Vascular Solutions, Inc.	159,912	1,925,340
*Vical, Inc.	136,268	451,047
#*Viropharma, Inc.	223,976	2,949,764
#*Vision-Sciences, Inc.	23,250	29,760
*Vital Images, Inc.	114,173	1,677,201
#*Vivus, Inc.	552,374	3,126,437
*Volcano Corp.	3,795	83,756
*Wright Medical Group, Inc.	130,433	2,036,059
#*XenoPort, Inc.	84,117	516,478
*XOMA, Ltd.	138	41
Young Innovations, Inc.	72,296	1,930,303
*Zoll Medical Corp.	170,789	4,519,077
*Zymogenetics, Inc.	213,513	873,268

Total Health Care		433,019,156

Industrials — (15.8%)
*3D Systems Corp.	189,659	2,806,953
*A.T. Cross Co.	78,714	436,863
#AAON, Inc.	184,938	4,597,559
*AAR Corp.	110,173	1,850,906
*Acacia Technologies Group	355,785	4,763,961
*ACCO Brands Corp.	283,999	1,681,274
*Accuride Corp.	1,882	2,240
#Aceto Corp.	226,997	1,548,120
*Active Power, Inc.	333,059	373,026
Administaff, Inc.	110,178	2,871,239
*Advisory Board Co. (The)	49,294	2,162,035
*AeroCentury Corp.	8,566	171,149
*Aerosonic Corp.	5,480	20,276
#*Aerovironment, Inc.	65,338	1,562,232
*Air Transport Services Group, Inc.	190,998	1,014,199
Aircastle, Ltd.	224,541	2,052,305
#*AirTran Holdings, Inc.	481,400	2,320,348
Alamo Group, Inc.	90,749	2,126,249
Albany International Corp.	85,153	1,562,558
*Allied Defense Group, Inc.	51,940	173,999
*Allied Motion Technologies, Inc.	34,580	148,694
*Altra Holdings, Inc.	140,678	2,039,831
#*American Commercial Lines, Inc.	39,712	959,045
*American Railcar Industries, Inc.	59,773	815,901
*American Reprographics Co.	146,533	1,304,144
American Science & Engineering, Inc.	87,246	6,908,138

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
American Woodmark Corp.	129,485	$2,140,387
Ameron International Corp.	79,295	4,871,885
Ampco-Pittsburgh Corp.	85,163	2,044,764
*AMREP Corp.	55,375	662,839
#*APAC Customer Services, Inc.	173,077	938,077
#Apogee Enterprises, Inc.	252,406	2,842,092
#*Applied Energetics, Inc.	1,516	1,940
Applied Signal Technologies, Inc.	121,977	2,532,243
*Argan, Inc.	22,352	186,192
*Argon ST, Inc.	211,262	7,282,201
Arkansas Best Corp.	156,401	3,529,971
#*Arotech Corp.	99,723	148,587
Art’s-Way Manufacturing Co., Inc.	200	1,010
#*ArvinMeritor, Inc.	385,622	6,328,057
#*Astec Industries, Inc.	177,529	5,565,534
*Astronics Corp.	78,806	1,260,896
*Astronics Corp. Class B	17,159	257,385
*Astrotech Corp.	6,182	9,706
*ATC Technology Corp.	202,729	4,861,441
*Atlas Air Worldwide Holdings, Inc.	1,502	87,837
*Avalon Holding Corp. Class A	20,575	53,289
#AZZ, Inc.	116,390	5,066,457
#Badger Meter, Inc.	155,222	6,078,494
*Baker (Michael) Corp.	84,494	3,278,367
*Baldwin Technology Co., Inc. Class A	2,160	2,700
Barrett Business Services, Inc.	86,327	1,291,452
#*Beacon Roofing Supply, Inc.	180,443	3,078,358
*Blount International, Inc.	324,462	3,455,520
*BlueLinx Holdings, Inc.	73,046	271,001
*BNS Holding, Inc.	26,480	297,900
Bowne & Co., Inc.	222,304	2,514,258
*Breeze-Eastern Corp.	98,241	638,566
#*Broadwind Energy, Inc.	8,900	26,522
*BTU International, Inc.	74,894	419,406
*Builders FirstSource, Inc.	93,672	200,458
*Butler International, Inc.	—	—
*C&D Technologies, Inc.	230,400	198,144
*CAI International, Inc.	45,820	598,867
*Capstone Turbine Corp.	7,331	7,258
Cascade Corp.	107,605	4,107,283
*Casella Waste Systems, Inc.	190,988	762,042
#*CBIZ, Inc.	620,672	4,090,228
CDI Corp.	64,436	1,082,525
*CECO Environmental Corp.	25,814	153,593
*Celadon Group, Inc.	198,009	3,096,861
#*Cenveo, Inc.	188,227	1,159,478
*Ceradyne, Inc.	77,865	1,810,361
*Champion Industries, Inc.	53,936	83,061
*Chart Industries, Inc.	84,949	1,512,942
Chase Corp.	76,372	1,073,790
Chicago Rivet & Machine Co.	18,400	292,560
CIRCOR International, Inc.	103,182	3,227,533
*Coleman Cable, Inc.	22,981	125,936
#*Colfax Corp.	136,994	1,774,072
*Columbus McKinnon Corp.	173,761	2,733,261
*Comforce Corp.	80,066	97,681
Comfort Systems USA, Inc.	330,310	3,768,837
*Command Security Corp.	70,192	157,932
*Commercial Vehicle Group, Inc.	211,435	2,378,644
#*Competitive Technologies, Inc.	99,675	210,314
CompX International, Inc.	17,563	229,197

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Conrad Industries, Inc.	18,700	$121,550
*Consolidated Graphics, Inc.	82,982	3,565,737
*Cornell Cos., Inc.	147,824	4,128,724
Corporate Executive Board Co.	66,844	1,882,995
#*CoStar Group, Inc.	34,991	1,533,656
Courier Corp.	120,220	1,915,105
*Covanta Holding Corp.	1	11
*Covenant Transportation Group, Inc.	91,000	854,490
*CPI Aerostructures, Inc.	47,933	522,470
*CRA International, Inc.	101,190	1,944,872
Deluxe Corp.	82,476	1,697,356
Diamond Management & Technology Consultants, Inc.	237,806	2,580,195
*Digital Power Corp.	3,700	3,848
#*Document Security Systems, Inc.	26,514	90,148
*Dollar Thrifty Automotive Group, Inc.	133,851	6,675,149
Ducommun, Inc.	99,023	2,068,590
*DXP Enterprises, Inc.	64,332	1,320,736
*Dycom Industries, Inc.	117,864	1,066,669
*Dynamex, Inc.	96,800	1,302,928
Dynamic Materials Corp.	41,464	608,692
#*Eagle Bulk Shipping, Inc.	185,636	898,478
Eastern Co.	56,509	940,310
Ecology & Environment, Inc. Class A	20,292	241,678
#Empire Resources, Inc.	774	2,864
Encore Wire Corp.	218,125	4,641,700
#*Ener1, Inc.	122,593	400,879
#*Energy Focus, Inc.	838	1,182
#*Energy Recovery, Inc.	65,966	270,461
EnergySolutions, Inc.	17,235	86,692
#*EnerNOC, Inc.	39,776	1,326,132
Ennis, Inc.	225,900	3,822,228
#*EnPro Industries, Inc.	161,708	4,843,155
*Environmental Tectonics Corp.	60,400	205,360
Espey Manufacturing & Electronics Corp.	35,587	676,153
#*Evergreen Solar, Inc.	18,000	11,880
*Excel Maritime Carriers, Ltd.	27,126	167,096
*Exponent, Inc.	137,132	4,526,727
*ExpressJet Holdings, Inc.	48,659	145,977
Federal Signal Corp.	454,922	2,711,335
*First Aviation Services, Inc.	1,700	1,487
*Flanders Corp.	254,700	764,100
*Flow International Corp.	262,926	715,159
*Fortune Industries, Inc.	25	8
#Forward Air Corp.	177,460	5,153,438
*Franklin Covey Co.	170,796	1,064,059
Franklin Electric Co., Inc.	69,472	2,136,264
#Freightcar America, Inc.	38,271	950,269
*Frozen Food Express Industries, Inc.	161,875	576,275
*Fuel Tech, Inc.	74,586	485,555
*FuelCell Energy, Inc.	208,549	273,199
*Furmanite Corp.	332,038	1,434,404
G & K Services, Inc. Class A	148,917	3,465,299
#*Genco Shipping & Trading, Ltd.	93,919	1,568,447
*Gencor Industries, Inc.	4,167	31,878
#*GenCorp, Inc.	175,511	923,188
*GeoEye, Inc.	145,416	5,019,760
*Gibraltar Industries, Inc.	276,610	2,984,622
#Gorman-Rupp Co. (The)	165,233	4,947,076
*GP Strategies Corp.	152,525	1,151,564
Graham Corp.	62,660	1,010,706
Great Lakes Dredge & Dock Corp.	190,443	1,066,481

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Greenbrier Cos., Inc.	145,943	$1,906,016
*Griffon Corp.	480,278	6,512,570
*GT Solar International, Inc.	8,140	52,747
*H&E Equipment Services, Inc.	106,444	926,063
Hardinge, Inc.	97,119	821,627
#*Hawaiian Holdings, Inc.	497,382	2,984,292
Healthcare Services Group, Inc.	225,560	5,039,010
Heidrick & Struggles International, Inc.	160,368	3,223,397
*Heritage-Crystal Clean, Inc.	6,140	51,085
*Herley Industries, Inc.	127,038	1,966,548
*Hill International, Inc.	315,284	1,450,306
#*Hoku Corp.	34,995	110,934
#Horizon Lines, Inc.	80,447	373,274
Houston Wire & Cable Co.	61,044	736,801
*Hudson Highland Group, Inc.	29,539	131,449
#*Hudson Technologies, Inc.	20,484	43,426
*Hurco Cos., Inc.	54,870	925,108
*Huron Consulting Group, Inc.	44,866	921,099
*Huttig Building Products, Inc.	161,870	163,489
*ICF International, Inc.	48,560	1,116,880
*Identive Group, Inc.	127,744	204,390
*IESI-BFC, Ltd.	40,481	911,227
*II-VI, Inc.	429	14,706
#*Innerworkings, Inc.	182,267	1,261,288
*Innotrac Corp.	156,400	175,168
*Innovative Solutions & Support, Inc.	139,210	839,436
*Insituform Technologies, Inc.	164,526	3,767,645
Insteel Industries, Inc.	52,332	486,164
*Integrated Electrical Services, Inc.	118,179	431,353
*Intelligent Systems Corp.	42,582	50,885
#Interface, Inc. Class A	281,232	3,495,714
*Interline Brands, Inc.	251,768	4,554,483
International Shipholding Corp.	58,508	1,459,190
*Intersections, Inc.	159,980	790,301
John Bean Technologies Corp.	90,090	1,415,314
*JPS Industries, Inc.	24,500	100,450
*Kadant, Inc.	98,109	1,912,144
Kaman Corp. Class A	236,632	5,404,675
*Kelly Services, Inc. Class A	251,218	3,718,026
*Kelly Services, Inc. Class B	618	9,270
*Key Technology, Inc.	49,705	596,957
*Kforce, Inc.	392,320	5,300,243
Kimball International, Inc. Class B	239,689	1,495,659
Knoll, Inc.	197,959	2,777,365
*Korn/Ferry International	244,861	3,440,297
*Kratos Defense & Security Solutions, Inc.	28,039	310,111
L.S. Starrett Co. Class A	51,344	487,768
*LaBarge, Inc.	173,450	2,173,328
*Ladish Co., Inc.	121,329	3,568,286
Lawson Products, Inc.	82,104	1,462,272
*Layne Christensen Co.	140,480	3,541,501
*LB Foster Co.	103,703	3,171,238
*LECG Corp.	83,238	178,129
*LGL Group, Inc.	29,250	366,795
Lindsay Corp.	37,698	1,311,136
*LMI Aerospace, Inc.	94,098	1,620,368
LSI Industries, Inc.	201,243	1,058,538
*Lydall, Inc.	140,500	1,004,575
*M&F Worldwide Corp.	84,577	2,383,380
*Magnetek, Inc.	307,119	328,617
*Manitex International, Inc.	6,450	13,480

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Marten Transport, Ltd.	205,308	$4,664,598
McGrath Rentcorp	238,324	5,557,716
*Media Sciences International, Inc.	11,400	3,648
*Metalico, Inc.	353,618	1,481,659
Met-Pro Corp.	188,147	1,939,796
*MFRI, Inc.	57,134	358,516
#*Microvision, Inc.	228,618	646,989
Miller Industries, Inc.	37,604	502,765
#*Mobile Mini, Inc.	122,385	2,097,679
*Mueller (Paul) Co.	10,813	216,260
Mueller Water Products, Inc.	462,937	1,759,161
Multi-Color Corp.	101,003	1,319,099
*MYR Group, Inc.	58,816	988,697
NACCO Industries, Inc. Class A	17,865	1,590,700
*National Patent Development Corp.	109,400	147,690
*National Technical Systems, Inc.	86,036	731,306
*Navigant Consulting, Inc.	117,225	1,153,494
*NCI Building Systems, Inc.	25,000	236,750
*NN, Inc.	161,652	952,130
*Northwest Pipe Co.	88,868	1,614,732
*Ocean Power Technologies, Inc.	22,150	122,268
#*Odyssey Marine Exploration, Inc.	448,045	595,900
#Omega Flex, Inc.	102,151	1,448,501
*On Assignment, Inc.	195,821	945,815
*Orbit International Corp.	14,582	49,141
#*Orion Energy Systems, Inc.	21,748	70,464
#*Orion Marine Group, Inc.	77,520	962,798
#Otter Tail Corp.	11,895	244,442
*P.A.M. Transportation Services, Inc.	86,903	1,270,522
#*Pacer International, Inc.	108,331	892,647
*Paragon Technologies, Inc.	13,510	33,640
*Park-Ohio Holdings Corp.	99,202	1,344,187
*Patrick Industries, Inc.	63,054	114,128
*Patriot Transportation Holding, Inc.	30,859	2,343,741
*Pemco Aviation Group Inc.	66	78
*PGT, Inc.	34,939	90,841
*Pike Electric Corp.	149,660	1,405,307
*Pinnacle Airlines Corp.	182,789	1,014,479
*Plug Power, Inc.	661,087	308,265
*PMFG, Inc.	125,088	2,315,379
*Polypore International, Inc.	101,101	2,483,041
Portec Rail Products, Inc.	20,145	233,883
*Powell Industries, Inc.	110,153	3,619,628
#*Power-One, Inc.	273,380	3,398,113
*PowerSecure International, Inc.	174,708	1,829,193
Preformed Line Products Co.	51,643	1,676,332
*PRGX Global, Inc.	68,893	379,600
Providence & Worcester Railroad Co.	18,273	219,093
*Quality Distribution, Inc.	193,992	1,311,386
Quanex Building Products Corp.	131,115	2,306,313
#Raven Industries, Inc.	178,996	6,270,230
*RBC Bearings, Inc.	115,552	3,543,980
*RCM Technologies, Inc.	114,406	586,903
#*Republic Airways Holdings, Inc.	156,644	979,025
*Resources Connection, Inc.	14,516	188,563
Robbins & Myers, Inc.	72,812	1,727,101
#*RSC Holdings, Inc.	128,651	1,006,051
*Rush Enterprises, Inc. Class A	235,533	3,518,863
*Rush Enterprises, Inc. Class B	115,888	1,516,974
*Saia, Inc.	112,232	1,694,703
#*SatCon Technology Corp.	315,637	1,174,170

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Sauer-Danfoss, Inc.	52,133	$776,782
Schawk, Inc.	244,011	3,618,683
*School Specialty, Inc.	188,169	3,607,200
Schuff International, Inc.	53,200	738,150
Servotronics, Inc.	24,804	224,476
*SFN Group, Inc.	474,893	3,556,949
SIFCO Industries, Inc.	45,830	469,758
SkyWest, Inc.	283,869	3,534,169
*SL Industries, Inc.	54,267	740,202
SmartPros, Ltd.	38,973	99,381
*Sparton Corp.	27,220	155,154
*Spherix, Inc.	135,335	177,289
*Spire Corp.	87,042	336,853
*Standard Parking Corp.	169,280	2,887,917
#Standard Register Co.	71,711	238,081
Standex International Corp.	111,400	3,344,228
*Stanley, Inc.	18,600	694,710
*Sterling Construction Co., Inc.	61,630	763,596
#Sun Hydraulics, Inc.	159,968	4,125,575
Superior Uniform Group, Inc.	55,873	569,905
*Supreme Industries, Inc.	101,505	252,747
*SYKES Enterprises, Inc.	267,655	4,242,332
*Sypris Solutions, Inc.	167,114	589,912
#TAL International Group, Inc.	210,541	5,671,975
#*Taser International, Inc.	327,615	1,343,222
*Team, Inc.	155,098	2,202,392
*TeamStaff, Inc.	3,862	2,472
*Tech/Ops Sevcon, Inc.	56,400	282,000
Technology Research Corp.	57,021	294,799
*Tecumseh Products Co. Class A	122,247	1,581,876
*Tecumseh Products Co. Class B	10,563	120,735
*Tel-Instrument Electronics	19,940	133,797
Tennant Co.	176,300	6,614,776
#Textainer Group Holdings, Ltd.	7,022	191,701
*Thomas Group, Inc.	307	169
#Titan International, Inc.	319,702	3,510,328
#*Titan Machinery, Inc.	56,359	804,243
Todd Shipyards Corp.	56,466	858,283
*Track Data Corp.	186	16,554
*Trailer Bridge, Inc.	42,500	138,550
*Transcat, Inc.	42,500	335,325
*TRC Cos., Inc.	198,230	624,424
Tredegar Industries, Inc.	334,848	5,779,476
#*Trex Co., Inc.	143,600	3,116,120
*Trimas Corp.	285,793	3,412,368
*TrueBlue, Inc.	242,999	3,127,397
*Tufco Technologies, Inc.	6,498	20,534
Twin Disc, Inc.	89,335	1,154,208
*U.S. Home Systems, Inc.	653	1,750
#*Ultralife Corp.	69,217	318,398
UniFirst Corp.	130,256	5,726,054
*United Capital Corp.	86,186	2,141,722
#*United Rentals, Inc.	353,280	4,656,230
#Universal Forest Products, Inc.	76,093	2,356,600
*Universal Power Group, Inc.	28,494	70,665
*Universal Security Instruments, Inc.	197	1,123
*Universal Truckload Services, Inc.	53,326	810,022
#*UQM Technologies, Inc.	107,646	389,679
US Ecology, Inc.	174,893	2,586,667
*USA Truck, Inc.	65,486	1,073,316
#*Valence Technology, Inc.	67,400	48,528

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Valpey Fisher Corp.	36,360	$72,720
*Versar, Inc.	34,351	91,717
Viad Corp.	194,462	3,869,794
#*Vicor Corp.	281,332	4,428,166
Virco Manufacturing Corp.	133,476	392,419
*Volt Information Sciences, Inc.	192,487	1,718,909
VSE Corp.	33,572	1,192,142
*Wabash National Corp.	301,940	2,527,238
*WCA Waste Corp.	140,080	596,741
*Willdan Group, Inc.	131	328
*Willis Lease Finance Corp.	76,817	732,066
#*YRC Worldwide, Inc.	102,673	40,556

Total Industrials		541,931,271

Information Technology — (18.3%)
#*3PAR, Inc.	187,207	1,890,791
*ACI Worldwide, Inc.	108,558	2,106,025
*Acme Packet, Inc.	171,574	4,848,681
*Acorn Energy, Inc.	34,796	177,808
*Actel Corp.	240,963	3,532,518
*ActivIdentity Corp.	427,586	838,069
*Actuate Corp.	544,100	2,589,916
*Acxiom Corp.	10,785	165,442
*ADC Telecommunications, Inc.	413,661	5,265,905
*ADDvantage Technologies Group, Inc.	84,703	238,862
*Adept Technology, Inc.	25,188	123,421
*ADPT Corp.	736,555	2,246,493
*Advanced Analogic Technologies, Inc.	132,484	422,624
#*Advanced Energy Industries, Inc.	380,064	6,692,927
*Advanced Photonix, Inc.	65,272	35,828
*Aehr Test Systems	42,505	64,183
*Aetrium, Inc.	2,617	7,668
Agilysys, Inc.	169,071	1,340,733
American Software, Inc. Class A	237,310	1,191,296
*Amtech Systems, Inc.	61,870	622,412
*Anadigics, Inc.	208,735	916,347
*Analysts International Corp.	38,018	90,863
*Anaren, Inc.	130,470	2,064,035
#*Applied Micro Circuits Corp.	630,713	7,543,327
#*ArcSight, Inc.	87,942	2,199,429
*Art Technology Group, Inc.	1,072,517	3,861,061
#*Aruba Networks, Inc.	25,903	439,833
#*Astea International, Inc.	21,160	55,016
Astro-Med, Inc.	58,216	403,437
#*ATMI, Inc.	97,190	1,442,300
*AuthenTec, Inc.	34,414	70,205
*Authentidate Holding Corp.	14,259	11,122
*Autobytel, Inc.	390,292	409,807
*Aviat Networks, Inc.	165,454	668,434
*Avid Technology, Inc.	121,415	1,569,896
*Aware, Inc.	77,944	194,860
*Axcelis Technologies, Inc.	927,266	1,548,534
*AXT, Inc.	289,963	1,707,882
Bel Fuse, Inc. Class A	33,988	773,227
Bel Fuse, Inc. Class B	92,806	2,188,365
*BigBand Networks, Inc.	193,095	602,456
*Bitstream, Inc.	81,600	574,464
Black Box Corp.	143,910	4,380,620
*Blonder Tongue Laboratories, Inc.	76,200	91,440
*Bogen Communications International, Inc.	33,103	55,448
*Bottomline Technologies, Inc.	232,915	3,300,406

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Brightpoint, Inc.	422,452	$3,345,820
*BroadVision, Inc.	8,207	89,128
*Brooks Automation, Inc.	390,207	2,977,279
*Bsquare Corp.	89,864	279,477
*Cabot Microelectronics Corp.	230,045	7,520,171
*CalAmp Corp.	221,484	507,198
*Callidus Software, Inc.	242,457	860,722
*Cascade Microtech, Inc.	74,200	339,094
Cass Information Systems, Inc.	36,620	1,272,179
#*CEVA, Inc.	185,763	2,372,194
*Checkpoint Systems, Inc.	166,313	3,321,271
*China Information Security Technology, Inc.	9,341	54,645
*Chyron International Corp.	315	573
*Ciber, Inc.	318,766	1,061,491
*Cinedigm Digital Cinema Corp.	1,512	2,827
#*Cirrus Logic, Inc.	584,171	11,391,334
*Clearfield, Inc.	41,400	99,774
Cognex Corp.	225,498	4,205,538
*Cogo Group, Inc.	6,001	39,427
*Coherent, Inc.	148,381	5,493,065
Cohu, Inc.	155,049	2,431,168
*Comarco, Inc.	73,255	183,137
—#*Commerce One LLC	4,800	—
Communications Systems, Inc.	79,847	819,230
#*Compellent Technologies, Inc.	93,402	1,252,521
*Computer Task Group, Inc.	178,083	1,424,664
*comScore, Inc.	94,031	1,862,754
#*Comverge, Inc.	64,512	571,576
*Concurrent Computer Corp.	15,710	80,985
*Conexant Systems, Inc.	212,885	438,543
#*Constant Contact, Inc.	83,303	1,623,575
*CPI International, Inc.	31,594	444,528
*Cray, Inc.	211,652	1,409,602
#*CSG Systems International, Inc.	142,602	2,689,474
*CSP, Inc.	49,891	211,538
CTS Corp.	182,239	1,703,935
*CVD Equipment Corp.	31,867	114,562
*CyberOptics Corp.	56,931	553,939
#Daktronics, Inc.	200,947	1,712,068
*Data I/O Corp.	77,000	386,540
*Datalink Corp.	49,000	166,600
*Dataram Corp.	83,150	152,164
*Datawatch Corp.	18,488	48,069
DDi Corp.	79,650	721,629
#*DealerTrack Holdings, Inc.	119,753	1,869,344
*Deltek, Inc.	92,866	696,495
#*DemandTec, Inc.	71,622	482,016
*DG FastChannel, Inc.	87,662	3,342,552
*Dice Holdings, Inc.	71,129	583,258
*Digi International, Inc.	238,516	1,982,068
*Digimarc Corp.	60,380	1,247,451
#*Digital Angel Corp.	39,154	17,619
#*Diodes, Inc.	108,906	1,925,458
*Ditech Networks, Inc.	308,589	376,479
*DivX, Inc.	96,941	737,721
*Dot Hill Systems Corp.	415,566	461,278
*DSP Group, Inc.	238,823	1,666,985
#*DTS, Inc.	177,896	6,354,445
*Dynamics Research Corp.	82,749	804,320
#Earthlink, Inc.	125,420	1,107,459
#*Easylink Services International Corp.	13,900	32,526

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Ebix, Inc.	111,066	$1,844,806
#*Echelon Corp.	371,953	2,823,123
*EDGAR Online, Inc.	80,827	95,376
*Edgewater Technology, Inc.	87,868	215,277
*EFJohnson Technologies, Inc.	1,848	2,754
*Elecsys Corp.	31,697	124,886
Electro Rent Corp.	237,805	3,281,709
*Electro Scientific Industries, Inc.	86,322	990,977
*Electronics for Imaging, Inc.	150,461	1,602,410
Electro-Sensors, Inc.	3,450	14,041
#*eLoyalty Corp.	106,180	672,119
#*EMCORE Corp.	457,634	412,649
*EMS Technologies, Inc.	150,692	2,507,515
*Endwave Corp.	25,522	73,248
*Entegris, Inc.	947,226	4,366,712
*Entorian Technologies, Inc.	37,101	74,202
*Entropic Communications, Inc.	211,280	1,654,322
*Epicor Software Corp.	556,902	4,310,421
*EPIQ Systems, Inc.	281,567	3,666,002
*ePlus, Inc.	55,622	996,190
*Euronet Worldwide, Inc.	3,168	49,738
*Evans & Sutherland Computer Corp.	9,539	5,533
Evolving Systems, Inc.	35,800	246,304
*Exar Corp.	394,225	2,755,633
*ExlService Holdings, Inc.	140,988	2,626,606
*Extreme Networks	375,751	1,074,648
*FalconStor Software, Inc.	518,507	1,591,816
*Faro Technologies, Inc.	135,458	2,786,371
#*Finisar Corp.	104,917	1,681,820
*Forrester Research, Inc.	223,549	7,216,162
*Frequency Electronics, Inc.	74,860	381,786
*FSI International, Inc.	276,071	977,291
*Geeknet, Inc.	5,367	6,977
*Gerber Scientific, Inc.	213,677	1,226,506
*Giga-Tronics, Inc.	33,725	73,183
*GigOptix, Inc.	6,732	14,676
*Global Cash Access, Inc.	441,604	1,814,992
*Globalscape, Inc.	1,950	5,518
*Globecomm Systems, Inc.	82,737	680,926
*Glu Mobile, Inc.	500	655
*GSE Systems, Inc.	117,306	473,916
*GSI Technology, Inc.	86,011	584,875
*GTSI Corp.	87,165	468,948
*Guidance Software, Inc.	60,840	290,207
*Hackett Group, Inc.	399,420	1,254,179
*Harmonic, Inc.	799,403	5,571,839
*Hauppauge Digital, Inc.	780	1,490
Heartland Payment Systems, Inc.	115,731	1,826,235
*Henry Bros. Electronics, Inc.	29,514	119,679
—*Here Media, Inc.	9,920	—
—*Here Media, Inc. Special Shares	9,920	—
*Hughes Communications, Inc.	50,583	1,268,622
*Hutchinson Technology, Inc.	232,731	884,378
*Hypercom Corp.	539,100	2,334,303
*I.D. Systems, Inc.	2,424	6,690
#*ICx Technologies, Inc.	20,771	159,729
*IEC Electronics Corp.	13,850	66,896
iGATE Corp.	521,424	9,255,276
*iGo, Inc.	2,297	3,905
*Ikanos Communications, Inc.	64,641	113,122
*Imation Corp.	118,556	1,104,942

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#Imergent, Inc.	104,426	$388,465
*Immersion Corp.	243,161	1,344,680
#*Infinera Corp.	103,193	933,897
*InfoSpace, Inc.	300,820	2,355,421
*Innodata Isogen, Inc.	221,003	649,749
*Insight Enterprises, Inc.	398,956	5,812,789
*InsWeb Corp.	12,966	62,691
*Integral Systems, Inc.	184,311	1,393,391
*Integral Vision, Inc.	13,841	1,066
*Integrated Silicon Solution, Inc.	209,476	1,801,494
*Intellicheck Mobilisa, Inc.	25,737	39,892
*Interactive Intelligence, Inc.	146,489	2,370,192
*Internap Network Services Corp.	164,599	770,323
*Internet Brands, Inc.	145,102	1,593,220
*Internet Capital Group, Inc.	347,444	2,925,478
*Interphase Corp.	9,505	15,398
*Intest Corp.	84,141	275,982
*Intevac, Inc.	164,964	1,814,604
*IntriCon Corp.	53,872	284,983
*INX, Inc.	43,500	198,795
*iPass, Inc.	374,162	478,927
#*IPG Photonics Corp.	458,850	7,392,074
*Isilon Systems, Inc.	192,411	3,374,889
*Iteris, Inc.	52,380	78,570
*Ixia	386,516	4,243,946
*IXYS Corp.	313,471	2,767,949
*Jaco Electronics, Inc.	63,010	33,710
*JDA Software Group, Inc.	31,332	736,302
Keithley Instruments, Inc.	72,900	786,591
*Kemet Corp.	666,900	2,147,418
*Kenexa Corp.	70,570	848,957
*KEY Tronic Corp.	3,880	20,370
Keynote Systems, Inc.	113,450	1,135,634
*KIT Digital, Inc.	30,807	301,601
#*Knot, Inc. (The)	179,510	1,477,367
*Kopin Corp.	670,044	2,526,066
#*Kulicke & Soffa Industries, Inc.	224,390	1,507,901
*KVH Industries, Inc.	89,190	1,246,876
#*L-1 Identity Solutions, Inc.	785,607	6,410,553
*Lantronix, Inc.	45	186
#*LaserCard Corp.	110,480	441,920
*Lattice Semiconductor Corp.	1,022,362	5,684,333
*LeCroy Corp.	115,888	623,477
#*LightPath Technologies, Inc.	8,650	19,030
*Limelight Networks, Inc.	194,757	827,717
*Lionbridge Technologies, Inc.	110,972	545,982
*Liquidity Services, Inc.	98,374	1,335,919
#*Littlefuse, Inc.	200,242	7,130,618
*Logic Devices, Inc.	45,800	46,258
#*LogMeIn, Inc.	71,218	2,029,713
*LoJack Corp.	40,156	141,751
*LookSmart, Ltd.	1,826	2,739
#*LoopNet, Inc.	321,495	3,677,903
#*Loral Space & Communications, Inc.	161,771	7,739,125
*LTX-Credence Corp.	1,217,865	3,410,022
*Mace Security International, Inc.	136,938	79,424
#*Magma Design Automation, Inc.	152,525	494,181
*Management Network Group, Inc.	21,533	59,000
*Manhattan Associates, Inc.	238,948	6,418,143
Marchex, Inc.	118,508	552,247
*Mastech Holdings, Inc.	308	1,137

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Mattson Technology, Inc.	131,434	$385,102
Maximus, Inc.	135,924	8,181,266
*Maxwell Technologies, Inc.	118,315	1,495,502
*Measurement Specialties, Inc.	39,829	665,144
#*Mechanical Technology, Inc.	273	218
*Medidata Solutions, Inc.	4,704	70,936
*MEMSIC, Inc.	3,860	8,878
*Mercury Computer Systems, Inc.	195,393	2,579,188
Mesa Laboratories, Inc.	31,743	760,245
Methode Electronics, Inc.	216,462	2,311,814
Micrel, Inc.	503,971	4,898,598
#*MicroStrategy, Inc.	4,762	395,198
*Microtune, Inc.	284,552	680,079
*Mindspeed Technologies, Inc.	99,008	699,987
*MIPS Technologies, Inc.	421,174	2,295,398
Mocon, Inc.	63,175	678,500
*ModusLink Global Solutions, Inc.	172,734	1,133,135
#*MoneyGram International, Inc.	254,764	664,934
*Monolithic Power Systems, Inc.	283,490	4,995,094
*Monotype Imaging Holdings, Inc.	67,785	563,971
*MoSys, Inc.	128,298	582,473
*Move, Inc.	1,380,603	3,120,163
*MRV Communications, Inc.	1,232,392	1,566,370
*MTM Technologies, Inc.	2,780	1,320
MTS Systems Corp.	170,976	4,946,336
*Multi-Fineline Electronix, Inc.	170,001	4,307,825
*Nanometrics, Inc.	126,071	1,151,028
*NAPCO Security Technologies, Inc.	307,597	532,143
*NCI, Inc.	49,905	1,175,762
#*Netezza Corp.	171,724	2,661,722
*NETGEAR, Inc.	184,595	4,430,280
#*NetList, Inc.	58,953	178,038
#*NetScout Systems, Inc.	317,575	5,033,564
*Network Engines, Inc.	348,071	678,738
*Network Equipment Technologies, Inc.	156,223	487,416
*Newport Corp.	110,545	1,407,238
*Newtek Business Services, Inc.	243,027	274,621
NIC, Inc.	605,136	4,490,109
*Novatel Wireless, Inc.	87,217	584,354
*Nu Horizons Electronics Corp.	129,421	445,208
*NumereX Corp. Class A	69,989	355,544
O.I. Corp.	23,902	184,762
*Occam Networks, Inc.	199,245	1,267,198
#*Oclaro, Inc.	139,164	1,715,892
*OmniVision Technologies, Inc.	80,722	1,800,908
*Omtool, Ltd.	30,770	47,694
*Online Resources Corp.	108,823	446,174
*Onvia, Inc.	34,828	119,808
*Openwave Systems, Inc.	219,460	445,504
*Oplink Communications, Inc.	64,393	1,037,371
OPNET Technologies, Inc.	203,834	3,106,430
*Opnext, Inc.	212,332	382,198
*OPTi, Inc.	118,200	343,962
*Optical Cable Corp.	48,605	145,329
*Orbcomm, Inc.	102,841	192,313
*OSI Systems, Inc.	149,402	4,151,882
*Overland Storage, Inc.	40,733	67,617
*PAR Technology Corp.	132,150	790,257
Park Electrochemical Corp.	186,835	5,126,752
#*ParkerVision, Inc.	174,707	153,760
*PC Connection, Inc.	98,335	679,495

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*PC Mall, Inc.	117,011	$494,957
*PC-Tel, Inc.	184,240	1,166,239
*PDF Solutions, Inc.	55,798	228,772
*Peerless Systems Corp.	101,700	289,845
*Perceptron, Inc.	36,426	171,566
*Perficient, Inc.	173,926	1,504,460
*Performance Technologies, Inc.	102,658	230,980
*Pericom Semiconductor Corp.	223,814	2,045,660
*Pervasive Software, Inc.	187,100	898,080
#*PFSweb, Inc.	24,219	72,173
*Phoenix Technologies, Ltd.	218,326	674,627
#*Photronics, Inc.	390,426	1,764,726
*Pixelworks, Inc.	44,572	147,533
*Planar Systems, Inc.	136,465	320,693
*PLX Technology, Inc.	109,394	417,885
#*Powerwave Technologies, Inc.	858,986	1,563,355
*Presstek, Inc.	127,544	336,716
*PROS Holdings, Inc.	76,215	538,840
QAD, Inc.	312,059	1,301,286
Qualstar Corp.	90,434	160,973
*Quantum Corp.	1,876,547	3,002,475
#*QuickLogic Corp.	258,309	886,000
*Radiant Systems, Inc.	230,570	3,276,400
*RadiSys Corp.	210,284	2,075,503
*RAE Systems, Inc.	17,957	13,315
*Rainmaker Systems, Inc.	1,126	1,340
*Ramtron International Corp.	232,136	800,869
*RealNetworks, Inc.	1,221,044	4,053,866
*Reis, Inc.	79,541	533,720
*Relm Wireless Corp.	37,546	90,861
#Renaissance Learning, Inc.	291,558	4,052,656
*Research Frontiers, Inc.	6,000	28,080
*RF Industries, Ltd.	21,767	116,889
*RF Monolithics, Inc.	83,600	108,680
Richardson Electronics, Ltd.	131,104	1,252,043
#*RightNow Technologies, Inc.	332,124	5,254,202
*Rimage Corp.	86,339	1,457,402
*Rofin-Sinar Technologies, Inc.	132,326	2,786,786
*Rogers Corp.	101,946	3,155,229
#*Rosetta Stone, Inc.	26,932	577,153
#*Rubicon Technology, Inc.	57,475	1,738,619
*Rudolph Technologies, Inc.	267,647	2,312,470
*S1 Corp.	543,542	3,190,592
*Saba Software, Inc.	108,729	533,859
*Salary.com, Inc.	150,361	442,061
#*Sanmina-SCI Corp.	144,074	1,811,010
*SAVVIS, Inc.	125,274	2,208,581
*ScanSource, Inc.	236,107	6,511,831
*Schmitt Industries, Inc.	17,800	57,850
*Scientific Learning Corp.	104,088	543,339
*SeaChange International, Inc.	264,386	2,368,899
*Selectica, Inc.	26,130	136,399
Servidyne, Inc.	20,344	50,962
*ShoreTel, Inc.	98,316	491,580
#*Sigma Designs, Inc.	94,625	968,960
*Sigmatron International, Inc.	18,200	96,824
#*Silicon Graphics International Corp.	106,331	829,382
*Silicon Image, Inc.	235,317	1,002,450
*Simulations Plus, Inc.	123,672	296,813
*Smart Modular Technologies (WWH), Inc.	220,901	1,195,074
*Smith Micro Software, Inc.	117,077	1,150,867

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Soapstone Networks, Inc.	134,773	$2,695
#*Sonic Foundry, Inc.	24,133	186,789
#*Sonic Solutions, Inc.	214,084	1,684,841
*Sonus Networks, Inc.	191,787	552,347
*Soundbite Communications, Inc.	1,000	2,850
*Sourcefire, Inc.	82,225	1,754,682
*Spark Networks, Inc.	37,163	123,381
*Spectrum Control, Inc.	116,095	1,751,874
*SRS Labs, Inc.	95,282	886,123
*Stamps.com, Inc.	164,369	1,798,197
*Standard Microsystems Corp.	211,838	4,664,673
*StarTek, Inc.	131,000	605,220
#*STEC, Inc.	446,325	6,962,670
*SteelCloud, Inc.	9,300	930
#*Stratasys, Inc.	197,122	4,476,641
#*Stream Global Services, Inc.	5,531	24,447
*Sunrise Telecom, Inc.	160,600	80,300
*Sunshine PCS Corp. Class A	8	224
*Super Micro Computer, Inc.	115,801	1,672,166
#*SuperMedia, Inc.	499	10,524
#*Supertex, Inc.	127,305	3,302,292
*Support.com, Inc.	235,849	974,056
Sycamore Networks, Inc.	32,022	745,472
*Symmetricom, Inc.	449,992	2,398,457
*Synchronoss Technologies, Inc.	93,900	1,830,111
#*Taitron Components, Inc.	9,373	10,779
#*Take-Two Interactive Software, Inc.	152,523	1,563,361
Technical Communications Corp.	7,300	87,600
Technitrol, Inc.	102,739	409,929
*TechTarget, Inc.	57,576	333,365
*TechTeam Global, Inc.	89,657	552,287
*TeleCommunication Systems, Inc.	326,415	1,171,830
*Telular Corp.	13,064	41,152
#*Terremark Worldwide, Inc.	602,261	5,408,304
Tessco Technologies, Inc.	64,956	917,179
TheStreet.com, Inc.	236,080	722,405
#*THQ, Inc.	204,755	933,683
*Tier Technologies, Inc.	169,900	1,116,243
*TII Network Technologies, Inc.	57,160	92,599
*TNS, Inc.	209,389	4,114,494
*Tollgrade Communications, Inc.	116,607	775,437
*Transact Technologies, Inc.	90,009	633,663
*Trans-Lux Corp.	7,545	3,471
#*TranSwitch Corp.	39,152	92,594
*Travelzoo, Inc.	131,842	2,051,462
*Trident Microsystems, Inc.	79,221	141,806
*Trio-Tech International	224	897
*Triquint Semiconductor, Inc.	447,926	3,104,127
*TSR, Inc.	121,105	268,853
#*TTM Technologies, Inc.	352,049	3,608,502
#*Tyler Technologies, Inc.	364,519	5,989,047
*Ulticom, Inc.	96,691	916,631
#*Ultimate Software Group, Inc.	236,590	7,632,393
*Ultra Clean Holdings, Inc.	75,752	820,394
*Ultratech, Inc.	169,577	3,064,256
*Unica Corp.	97,753	871,957
United Online, Inc.	721,582	4,560,398
#*Universal Display Corp.	307,402	6,335,555
*UTStarcom, Inc.	272,800	581,064
#*Vertro, Inc.	2,596	1,402
*Viasystems Group, Inc.	31,604	487,334

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Vicon Industries, Inc.	45,650	$198,121
*Video Display Corp.	85,637	359,675
*Virage Logic Corp.	60,839	727,026
#Virnetx Holding Corp.	122,385	752,668
*Virtusa Corp.	97,540	1,039,776
*Vocus, Inc.	138,928	2,263,137
*Volterra Semiconductor Corp.	121,175	2,728,861
Wayside Technology Group, Inc.	30,941	309,719
*Web.com Group, Inc.	159,810	528,971
*WebMediaBrands, Inc.	267,844	192,848
*Websense, Inc.	111,610	2,071,482
*Westell Technologies, Inc.	435,126	809,334
*Winland Electronics, Inc.	20,500	16,292
*Wireless Ronin Technologies, Inc.	25,855	40,075
*Wireless Telecom Group, Inc.	225,386	166,741
*WPCS International, Inc.	14,426	35,776
*X-Rite, Inc.	5,253	19,436
*Zhone Technologies, Inc.	74,478	105,759
*Zix Corp.	24,253	55,297
*Zoran Corp.	406,292	3,494,111
*Zygo Corp.	60,930	504,500

Total Information Technology		628,230,067

Materials — (3.7%)
A. Schulman, Inc.	271,343	5,315,609
*A.M. Castle & Co.	72,485	1,070,603
*AEP Industries, Inc.	66,061	1,909,163
#AMCOL International Corp.	263,102	7,882,536
*American Pacific Corp.	69,310	329,222
American Vanguard Corp.	106,405	909,763
*Arabian American Development Co.	6,200	15,376
Arch Chemicals, Inc.	218,955	7,503,588
Balchem Corp.	235,675	6,233,604
*Boise, Inc.	335,696	2,010,819
*Brush Engineered Materials, Inc.	72,953	1,739,929
*Buckeye Technologies, Inc.	269,390	3,057,576
*Calgon Carbon Corp.	72,714	962,733
#*Capital Gold Corp.	10,784	40,224
*Clearwater Paper Corp.	39,169	2,413,985
*Continental Materials Corp.	14,518	167,538
*Core Molding Technologies, Inc.	48,931	274,503
Deltic Timber Corp.	123,009	5,631,352
*Detrex Corp.	10,200	37,536
*Ferro Corp.	290,221	3,096,658
Flamemaster Corp.	189	747
#*Flotek Industries, Inc.	32,845	38,429
Friedman Industries, Inc.	61,530	344,568
#*General Moly, Inc.	225,650	749,158
#*Georgia Gulf Corp.	31,895	489,588
*Graphic Packaging Holding Co.	82,425	288,488
Hawkins, Inc.	102,006	3,311,115
Haynes International, Inc.	37,505	1,262,418
*Headwaters, Inc.	204,788	708,566
*Horsehead Holding Corp.	124,158	951,050
*Impreso, Inc.	31,500	25,830
Innophos Holdings, Inc.	115,072	3,372,760
*Innospec, Inc.	59,102	650,122
Kaiser Aluminum Corp.	122,311	5,014,751
*KapStone Paper & Packaging Corp.	142,147	1,626,162
KMG Chemicals, Inc.	37,429	567,798
Koppers Holdings, Inc.	63,651	1,581,091

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Kronos Worldwide, Inc.	5,100	$118,881
*Landec Corp.	215,634	1,390,839
*Limoneira Co.	445	8,117
*Louisiana-Pacific Corp.	194,280	1,414,358
*LSB Industries, Inc.	98,701	1,430,177
*Material Sciences Corp.	138,299	615,431
#*Mercer International, Inc.	40,711	218,618
*Mines Management, Inc.	33,421	51,803
*Mod-Pac Corp.	26,617	111,259
Myers Industries, Inc.	289,784	2,292,191
*Nanophase Technologies Corp.	1,441	1,945
Neenah Paper, Inc.	55,467	995,078
NL Industries, Inc.	234,189	1,981,239
*Northern Technologies International Corp.	37,938	512,542
Olympic Steel, Inc.	78,200	1,988,626
*Omnova Solutions, Inc.	138,563	1,080,791
P.H. Glatfelter Co.	406,348	4,644,558
*Penford Corp.	111,920	620,037
*PolyOne Corp.	481,884	4,968,224
Quaker Chemical Corp.	89,076	3,140,820
*Ready Mix, Inc.	10,563	18,485
*Rock of Ages Corp.	34,100	137,594
*RTI International Metals, Inc.	86,000	2,440,680
Schweitzer-Maudoit International, Inc.	18,934	1,002,177
#*Senomyx, Inc.	307,229	1,370,241
*Solitario Exploration & Royalty Corp.	2,939	5,613
*Spartech Corp.	278,743	2,915,652
#Stepan Co.	83,822	5,533,090
Synalloy Corp.	57,753	534,215
*U.S. Concrete, Inc.	371,466	42,719
*U.S. Energy Corp.	71,870	344,976
#*U.S. Gold Corp.	379,164	1,876,862
*UFP Technologies, Inc.	11,800	109,504
*United States Lime & Minerals, Inc.	61,645	2,633,474
*Universal Stainless & Alloy Products, Inc.	55,174	1,259,071
*Verso Paper Corp.	5,948	17,844
Vulcan International Corp.	8,251	305,287
*Wausau Paper Corp.	481,848	3,291,022
*Webco Industries, Inc.	3,750	245,625
*Williams Industries, Inc.	5,800	8,265
*Xerium Technologies, Inc.	5,997	78,861
*Zagg, Inc.	2,961	10,067
Zep, Inc.	64,092	1,220,312
*Zoltek Cos., Inc.	103,179	1,078,221

Total Materials		125,650,349

Other — (0.0%)
—Allen Organ Co. Escrow Shares	4,700	7,729
—*Avigen, Inc. Escrow Shares	234,123	—
—*Big 4 Ranch, Inc.	35,000	—
—*Concord Camera Corp. Escrow Shares	49,560	—
—*DLB Oil & Gas, Inc. Escrow Shares	7,600	—
—*ePresence, Inc. Escrow Shares	191,500	—
—*EquiMed, Inc.	132	—
—*iGo, Inc. Escrow Shares	11,200	—
—*Landco Real Estate LLC	4,700	—
—*MAIR Holdings, Inc. Escrow Shares	151,940	—
—*Noel Group, Inc.	43,600	218
—*Petrocorp, Inc. Escrow Shares	37,100	2,226
—*Voyager Learning Co. Escrow Shares	27,100	—

Total Other		10,173

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (1.0%)
#Alaska Communications Systems Group, Inc.	407,912	$3,777,265
*Arbinet Corp.	1,047	8,386
Atlantic Tele-Network, Inc.	65,445	2,926,046
#*Cbeyond, Inc.	94,675	1,441,900
*Cincinnati Bell, Inc.	630,076	1,865,025
*Cogent Communications Group, Inc.	136,162	1,173,716
#Consolidated Communications Holdings, Inc.	159,583	2,786,319
#*FiberTower Corp.	9,932	47,376
*General Communications, Inc. Class A	401,535	3,405,017
#*Global Crossing, Ltd.	103,765	1,200,561
HickoryTech Corp.	123,509	947,314
*IDT Corp.	46,702	708,002
*IDT Corp. Class B	155,086	2,872,193
*Iridium Communications, Inc.	2,971	30,631
*Lynch Interactive Corp.	1	1,592
NTELOS Holdings Corp.	58,830	1,100,709
*PAETEC Holding Corp.	451,446	1,774,183
*Premiere Global Services, Inc.	621,726	3,892,005
Shenandoah Telecommunications Co.	71,209	1,387,151
*SureWest Communications	127,967	871,455
#*Terrestar Corp.	399	279
USA Mobility, Inc.	68,707	1,018,925
*Vonage Holdings Corp.	347,390	851,106
Warwick Valley Telephone Co.	53,667	745,971
*Xeta Corp.	85,800	270,270

Total Telecommunication Services		35,103,397

Utilities — (1.6%)
*AMEN Properties, Inc.	123	58,363
American States Water Co.	161,723	5,705,587
Artesian Resources Corp.	10,727	196,304
#*Cadiz, Inc.	35,769	471,793
California Water Service Group	36,146	1,284,990
Central Vermont Public Service Corp.	123,900	2,631,636
CH Energy Group, Inc.	128,634	5,376,901
Chesapeake Utilities Corp.	81,045	2,693,936
Connecticut Water Services, Inc.	85,434	1,982,069
*Consolidated Water Co., Ltd.	2,303	27,728
Delta Natural Gas Co., Inc.	20,000	595,000
#Empire District Electric Co.	293,432	5,765,939
*Environmental Power Corp.	94,893	3,815
Gas Natural, Inc.	17,612	206,413
#Laclede Group, Inc.	53,221	1,859,542
Maine & Maritimes Corp.	22,266	993,064
#MGE Energy, Inc.	196,967	7,380,353
Middlesex Water Co.	113,088	1,871,606
Pennichuck Corp.	3,778	85,005
*Renegy Holdings, Inc.	8,358	3,761
RGC Resources, Inc.	4,698	145,638
SJW Corp.	176,422	4,391,144
Southwest Water Co.	238,602	2,588,832
UIL Holdings Corp.	186,711	5,087,875
Unitil Corp.	89,280	1,950,768
York Water Co.	32,444	480,496

Total Utilities		53,838,558

TOTAL COMMON STOCKS		3,003,166,229

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	25,533	4,213
*Caliper Life Sciences, Inc. Warrants 08/10/11	112	83
—*Contra Pharmacopeia Contingent Value Rights	90,551	—

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
*GeoMet, Inc. Rights 08/18/10	3,841	$5,589
—*Lantronix, Inc. Warrants	65	—
—Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	486,968	—
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	53,268	44,212
—*TIB Financial Corp. Rights 07/12/10	50,620	14,680
*Valley National Bancorp Warrants 06/30/15	974	3,214
*Xerium Technologies, Inc. Warrants 05/25/14	3,886	8,258

TOTAL RIGHTS/WARRANTS		80,249

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $20,660,000 FHLMC 2.975%(r), 06/15/37, valued at $16,150,925) to be repurchased at $15,911,252	$ 15,911	15,911,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.0%)
§@DFA Short Term Investment Fund	406,313,209	406,313,209
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralizedby $7,432,933 FNMA 4.500%, 05/01/23, valued at $4,218,799) to be repurchased at $4,095,993	$4,096	4,095,921

TOTAL SECURITIES LENDING COLLATERAL		410,409,130

TOTAL INVESTMENTS — (100.0%) (Cost $3,288,850,875)##		$3,429,566,608

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$502,212,028	—	—	$502,212,028
Consumer Staples	146,702,352	—	—	146,702,352
Energy	104,241,243	—	—	104,241,243
Financials	432,227,635	—	—	432,227,635
Health Care	429,763,067	$3,256,089	—	433,019,156
Industrials	541,931,271	—	—	541,931,271
Information Technology	628,230,067	—	—	628,230,067
Materials	125,650,349	—	—	125,650,349
Other	—	10,173	—	10,173
Telecommunication Services	35,103,397	—	—	35,103,397
Utilities	53,838,558	—	—	53,838,558
Rights/Warrants	21,357	58,892	—	80,249
Temporary Cash Investments	—	15,911,000	—	15,911,000
Securities Lending Collateral	—	410,409,130	—	410,409,130

TOTAL	$2,999,921,324	$429,645,284	—	$3,429,566,608

See accompanying Notes to Schedules of Investments.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (78.1%)
Health Care — (0.0%)
#*Pernix Therapeutics Holdings, Inc.	16,800	$60,312

Real Estate Investment Trusts — (78.1%)
Acadia Realty Trust	377,346	6,995,995
Agree Realty Corp.	80,616	1,862,230
Alexander’s, Inc.	52,819	17,650,525
#Alexandria Real Estate Equities, Inc.	415,692	29,327,071
#AMB Property Corp.	1,426,481	35,604,966
#American Campus Communites, Inc.	490,405	14,197,225
•#*AmeriVest Properties, Inc.	188,600	—
#Apartment Investment & Management Co. Class A	1,095,380	23,517,809
*Ashford Hospitality Trust	501,284	4,406,286
Associated Estates Realty Corp.	174,740	2,418,402
#AvalonBay Communities, Inc.	778,009	81,760,966
#BioMed Realty Trust, Inc.	961,182	17,339,723
#Boston Properties, Inc.	1,306,800	107,026,920
Brandywine Realty Trust	1,232,474	14,000,905
#BRE Properties, Inc. Class A	551,733	22,896,919
#Camden Property Trust	619,003	28,177,017
#CBL & Associates Properties, Inc.	1,297,756	18,259,427
Cedar Shopping Centers, Inc.	474,456	2,941,627
Cogdell Spencer, Inc.	313,778	2,331,371
#Colonial Properties Trust	576,806	9,298,113
CommonWealth REIT	546,580	14,183,751
#Corporate Office Properties Trust	553,900	20,771,250
Cousins Properties, Inc.	685,801	4,697,737
DCT Industrial Trust, Inc.	1,975,948	9,267,196
#Developers Diversified Realty Corp.	1,945,090	22,076,771
#DiamondRock Hospitality Co.	1,231,290	11,426,371
#Digital Realty Trust, Inc.	747,547	47,259,921
#Douglas Emmett, Inc.	1,148,938	18,164,710
#Duke Realty Corp.	2,141,360	25,610,666
DuPont Fabros Technology, Inc.	422,334	10,659,710
#EastGroup Properties, Inc.	252,621	9,162,564
Education Realty Trust, Inc.	410,572	2,853,475
#Entertainment Properties Trust	398,314	16,625,626
Equity Lifestyle Properties, Inc.	286,964	15,189,004
#Equity One, Inc.	843,219	14,368,452
#Equity Residential	2,648,356	121,427,123
#Essex Property Trust, Inc.	276,971	29,112,422
Extra Space Storage, Inc.	819,745	12,714,245
Federal Realty Investment Trust	576,715	45,093,346
*FelCor Lodging Trust, Inc.	615,011	3,647,015
#*First Industrial Realty Trust, Inc.	577,920	2,438,822
#First Potomac Realty Trust	293,809	4,554,039
*Franklin Street Properties Corp.	3,167	38,669
Glimcher Realty Trust	532,747	3,542,768
#HCP, Inc.	2,801,005	99,351,647
#Health Care REIT, Inc.	1,166,673	52,861,954
#Healthcare Realty Trust, Inc.	583,814	13,702,115
Hersha Hospitality Trust	540,134	2,743,881
#Highwood Properties, Inc.	672,970	21,070,691
*HMG Courtland Properties, Inc.	2,600	8,788
#Home Properties, Inc.	335,680	16,673,226
#Hospitality Properties Trust	1,160,767	23,737,685
#Host Marriott Corp.	6,147,086	88,149,213
#Inland Real Estate Corp.	800,723	6,646,001
#Kilroy Realty Corp.	420,486	14,119,920
#Kimco Realty Corp.	3,798,124	57,237,729

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†

Real Estate Investment Trusts — (Continued)
Kite Realty Group Trust	556,940	$2,584,202
#Lasalle Hotel Properties	623,626	14,792,409
#Lexington Realty Trust	1,168,035	7,510,465
#Liberty Property Trust	1,060,279	33,610,844
#Macerich Co. (The)	913,079	37,847,125
Mack-Cali Realty Corp.	742,584	23,926,056
Medical Properties Trust, Inc.	798,720	7,939,277
*MHI Hospitality Corp.	78,466	180,472
#Mid-America Apartment Communities, Inc.	279,319	15,775,937
Mission West Properties, Inc.	209,293	1,477,609
Monmouth Real Estate Investment Corp. Class A	275,837	2,170,837
#*MPG Office Trust, Inc.	451,300	1,417,082
#National Retail Properties, Inc.	783,449	18,113,341
Nationwide Health Properties, Inc.	1,102,624	41,260,190
Omega Healthcare Investors, Inc.	836,312	18,382,138
One Liberty Properties, Inc.	107,639	1,674,863
Parkway Properties, Inc.	204,076	3,410,110
#Pennsylvania REIT	425,068	5,224,086
*Piedmont Office Realty Trust, Inc.	2,710	48,780
#Post Properties, Inc.	456,916	11,642,220
#ProLogis	4,462,298	48,460,556
#PS Business Parks, Inc.	231,463	13,441,056
Public Storage	1,596,466	156,645,244
Ramco-Gershenson Properties Trust	251,649	2,893,963
#Realty Income Corp.	982,058	31,514,241
#Regency Centers Corp.	768,887	29,017,795
*Roberts Realty Investors, Inc.	47,739	74,473
#Saul Centers, Inc.	171,361	7,248,570
Senior Housing Properties Trust	1,197,532	27,004,347
#Simon Property Group, Inc.	2,740,392	244,497,774
#SL Green Realty Corp.	732,883	44,148,872
#Sovran Self Storage, Inc.	247,528	9,109,030
*Strategic Hotel Capital, Inc.	725,422	3,344,195
#Sun Communities, Inc.	177,767	5,173,020
#*Sunstone Hotel Investors, Inc.	924,085	9,536,557
*Supertel Hospitality, Inc.	196,477	265,244
#Tanger Factory Outlet Centers, Inc.	380,398	17,003,791
#Taubman Centers, Inc.	513,047	21,029,796
#UDR, Inc.	1,491,932	31,494,684
UMH Properties, Inc.	112,888	1,295,954
Universal Health Realty Income Trust	114,289	3,803,538
Urstadt Biddle Properties, Inc.	81,790	1,267,745
Urstadt Biddle Properties, Inc. Class A	174,110	3,104,381
U-Store-It Trust	746,176	6,021,640
#Ventas, Inc.	1,474,528	74,788,060
#Vornado Realty Trust	1,709,940	141,548,833
#Washington REIT	570,992	17,329,607
#Weingarten Realty Investors	1,129,891	23,919,792
Winthrop Realty Trust	168,833	2,080,023

Total Real Estate Investment Trusts		2,527,252,824

TOTAL COMMON STOCKS		2,527,313,136

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $15,575,000 FHLMC 5.50%, 09/15/33, valued at $17,074,094) to be repurchased at $16,817,266	$16,817	16,817,000

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (21.4%)
§@DFA Short Term Investment Fund	684,599,360	$ 684,599,360
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $12,523,792 FNMA 4.500%, 05/01/23, valued at $7,108,279) to be repurchased at $6,901,241	$6,901	6,901,241

TOTAL SECURITIES LENDING COLLATERAL		691,500,601

TOTAL INVESTMENTS — (100.0%) (Cost $2,979,573,414)##		$3,235,630,737

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care	$60,312	—	—	$60,312
Real Estate Investment Trusts	2,527,252,824	—	—	2,527,252,824
Temporary Cash Investments	—	$16,817,000	—	16,817,000
Securities Lending Collateral	—	691,500,601	—	691,500,601

TOTAL	$2,527,313,136	$708,317,601	—	$3,235,630,737

See accompanying Notes to Schedules of Investments.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (87.9%)
AUSTRALIA — (6.6%)
AGL Energy, Ltd.	64,929	$868,934
Alumina, Ltd.	242,627	341,778
Amcor, Ltd.	157,206	934,853
Amcor, Ltd. Sponsored ADR	1,068	25,365
AMP, Ltd.	263,966	1,268,258
#*Aquila Resources, Ltd.	13,070	87,865
#*Aristocrat Leisure, Ltd.	37,760	116,012
*Arrow Energy, Ltd. (6267995)	76,547	324,099
*Arrow Energy, Ltd. (B64QQY1)	38,274	26,143
*Asciano Group, Ltd.	382,191	586,470
#ASX, Ltd.	23,381	612,308
#Australia & New Zealand Banking Group, Ltd.	360,926	7,551,938
AXA Asia Pacific Holdings, Ltd.	123,474	606,846
*Bank of Queensland, Ltd.	26,143	245,618
Bendigo Bank, Ltd.	39,850	295,801
BHP Billiton, Ltd.	297,885	10,813,302
BHP Billiton, Ltd. Sponsored ADR	85,300	6,161,219
Billabong International, Ltd.	22,581	186,278
*BlueScope Steel, Ltd.	226,454	487,288
Boral, Ltd.	95,452	366,648
Brambles, Ltd.	213,122	1,042,704
#Caltex Australia, Ltd.	21,604	200,722
Coca-Cola Amatil, Ltd.	77,202	801,352
Cochlear, Ltd.	8,260	528,095
Commonwealth Bank of Australia NL	219,175	10,456,382
Computershare, Ltd.	65,050	596,119
Consolidated Media Holdings, Ltd.	53,449	150,083
Crown, Ltd.	78,205	564,448
#CSL, Ltd.	84,974	2,547,601
CSR, Ltd.	174,416	272,016
David Jones, Ltd.	65,645	285,786
Downer EDI, Ltd.	12,250	55,143
*DuluxGroup, Ltd.	46,434	104,182
*Energy Resources of Australia, Ltd.	9,430	117,830
#Fairfax Media, Ltd.	301,486	402,479
*Fortescue Metals Group, Ltd.	161,514	629,112
Foster’s Group, Ltd.	275,027	1,436,026
Goodman Fielder, Ltd.	203,029	245,125
Harvey Norman Holdings, Ltd.	70,202	222,273
Incitec Pivot, Ltd.	187,478	552,899
Insurance Australia Group, Ltd	269,371	833,724
Intoll Group	104,849	139,248
*James Hardie Industries SE Sponsored ADR	500	14,625
JB Hi-Fi, Ltd.	10,471	181,479
Leighton Holdings, Ltd.	20,250	541,188
Lend Lease Group NL	53,818	355,114
Lihir Gold, Ltd.	237,027	880,822
Macarthur Coal, Ltd.	26,932	306,047
Macquarie Group, Ltd.	44,248	1,493,814
MAP Group, Ltd.	80,704	216,555
Metcash, Ltd.	112,673	453,650
Mirvac Group	228,204	274,312
National Australia Bank, Ltd.	299,123	6,823,175
New Hope Corp., Ltd.	9,661	41,174
#Newcrest Mining, Ltd.	65,707	1,952,880
Oil Search, Ltd.	145,421	769,271
OneSteel, Ltd.	177,968	482,582
Orica, Ltd.	46,434	1,058,533

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Origin Energy, Ltd.	121,110	$1,693,171
*OZ Minerals, Ltd.	439,808	491,764
#*Paladin Energy, Ltd.	89,056	311,074
#Platinum Asset Management, Ltd.	18,543	88,511
#Primary Health Care, Ltd.	50,240	163,923
*Qantas Airways, Ltd.	154,865	347,081
#QBE Insurance Group, Ltd.	139,721	2,111,770
Ramsay Health Care, Ltd.	18,451	235,527
Reece Australia, Ltd.	7,833	170,094
Rio Tinto, Ltd.	89,165	5,722,965
Santos, Ltd.	116,328	1,402,840
Seek, Ltd.	33,676	230,774
Sims Metal Management, Ltd.	22,701	365,536
*Sonic Healthcare, Ltd.	42,748	399,058
SP Ausnet, Ltd.	180,448	130,319
Suncorp-Metway, Ltd.	159,845	1,212,211
TabCorp Holdings, Ltd.	73,932	458,452
Tatts Group, Ltd.	116,126	257,451
Telstra Corp., Ltd.	611,364	1,781,801
*Toll Holdings, Ltd.	90,595	487,907
Transurban Group, Ltd.	174,536	706,205
UGL, Ltd.	25,177	321,377
Washington H. Soul Pattinson & Co., Ltd.	14,171	166,948
Wesfarmers, Ltd. (6948836)	141,915	3,997,939
Wesfarmers, Ltd. (B291502)	19,314	545,358
Westpac Banking Corp.	311,382	6,771,267
Westpac Banking Corp. Sponsored ADR	18,701	2,024,196
Woodside Petroleum, Ltd.	75,080	2,834,447
Woolworths, Ltd.	166,134	3,877,265
WorleyParsons, Ltd.	25,032	524,506

TOTAL AUSTRALIA		109,767,330

AUSTRIA — (0.2%)
Erste Group Bank AG	27,531	1,101,849
EVN AG	570	9,716
OMV AG	20,752	693,866
#*Raiffeisen International Bank Holding AG	7,534	341,755
Telekom Austria AG	39,391	506,693
Telekom Austria AG ADR	2,400	61,680
Verbund AG	10,202	361,948
Vienna Insurance Group AG	4,884	231,610
Voestalpine AG	17,501	559,503

TOTAL AUSTRIA		3,868,620

BELGIUM — (0.7%)
Ageas	259,613	711,295
Anheuser-Busch InBev NV	80,829	4,281,791
#Anheuser-Busch InBev NV Sponsored ADR	21,897	1,161,855
Bekaert SA	1,358	295,544
Belgacom SA	20,072	720,267
#Colruyt SA	1,997	491,942
Delhaize Group SA	4,608	340,213
Delhaize Group SA Sponsored ADR	10,806	804,291
#*Dexia SA	61,606	301,299
*KBC Groep NV	16,942	745,697
Mobistar SA	3,728	214,950
#Solvay SA	7,885	771,549
UCB SA	11,900	383,758
Umicore SA	13,097	441,689

TOTAL BELGIUM		11,666,140

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (8.5%)
#Agnico Eagle Mines, Ltd.	20,450	$1,142,399
Agrium, Inc.	21,600	1,359,389
Alimentation Couche-Taro, Inc. Class B	14,900	310,595
Astral Media, Inc. Class A	6,100	216,100
ATCO, Ltd.	4,600	226,230
#Bank of Montreal	79,916	4,887,232
Bank of Nova Scotia	139,627	7,006,816
#Barrick Gold Corp.	134,300	5,520,663
#BCE, Inc.	33,950	1,038,595
Biovail Corp.	17,900	390,891
Bombardier, Inc. Class B	200,700	909,744
#Brookfield Asset Management, Inc. Series A	57,574	1,443,760
#Brookfield Properties Corp.	20,137	303,607
CAE, Inc.	39,436	375,928
Cameco Corp.	75,904	1,932,948
Canadian Imperial Bank of Commerce	55,935	3,841,264
Canadian National Railway Co.	68,180	4,288,897
Canadian National Resources, Ltd.	149,400	5,144,458
Canadian Pacific Railway, Ltd.	21,400	1,277,901
#Canadian Tire Corp. Class A	10,200	567,323
Canadian Utilities, Ltd. Class A	11,100	527,008
#Cenovus Energy, Inc.	103,762	2,921,949
*Centerra Gold, Inc.	16,300	205,643
*CGI Group, Inc.	36,000	514,761
#CI Financial Corp.	20,705	391,523
#Crescent Point Energy Corp.	23,170	853,958
#Eldorado Gold Corp.	67,000	1,088,371
#Emera, Inc.	4,303	110,793
Empire Co., Ltd. Class A	2,600	141,627
Enbridge, Inc.	53,105	2,584,869
Encana Corp.	98,862	3,022,453
Ensign Energy Services, Inc.	13,500	166,378
#*Equinox Minerals, Ltd.	73,826	334,642
#Fairfax Financial Holdings, Ltd.	2,600	1,035,650
Finning International, Inc.	22,100	425,211
#First Quantum Minerals, Ltd.	10,200	639,156
Fortis, Inc.	21,107	600,535
Franco-Nevada Corp.	12,150	370,273
George Weston, Ltd.	6,700	511,665
*Gerdau Ameristeel Corp.	21,800	239,407
*Gildan Activewear, Inc.	16,400	504,579
Goldcorp, Inc.	100,320	3,932,587
#Great-West Lifeco, Inc.	38,000	928,515
Husky Energy, Inc.	33,800	830,493
#IAMGOLD Corp.	57,600	908,220
IGM Financial, Inc.	16,400	645,120
Imperial Oil, Ltd.	42,827	1,675,504
Industrial Alliance Insurance & Financial Services, Inc.	11,000	349,137
*Inmet Mining Corp.	5,600	273,722
Intact Financial Corp.	15,300	697,098
#*Ivanhoe Mines, Ltd.	40,800	719,918
Jean Coutu Group (PJC), Inc. Class A (The)	16,500	137,226
Kinross Gold Corp.	85,312	1,399,945
Loblaw Cos., Ltd.	13,600	577,443
Magna International, Inc. Class A	20,080	1,494,793
#Manitoba Telecom Services, Inc.	2,400	64,503
Manulife Financial Corp.	247,271	3,930,167
#Metro, Inc. Class A	12,400	529,990
#National Bank of Canada	22,600	1,296,799
Nexen, Inc.	66,522	1,381,494
Niko Resources, Ltd.	5,400	582,415

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Onex Corp.	11,800	$316,105
#*Open Text Corp.	6,300	249,353
*Osisko Mining Corp.	27,802	351,565
*Pacific Rubiales Energy Corp.	29,419	705,678
Pan Amer Silver Corp.	21,500	495,020
*Petrobank Energy & Resources, Ltd.	11,900	490,214
#Potash Corp. of Saskatchewan, Inc.	41,200	4,312,565
#*Red Back Mining, Inc.	51,686	1,308,175
#*Research In Motion, Ltd.	73,590	4,234,082
#Ritchie Brothers Auctioneers, Inc.	15,800	294,314
#Rogers Communications, Inc. Class B	63,300	2,201,230
#Royal Bank of Canada	194,512	10,164,082
#Saputo, Inc.	18,000	549,954
*Sears Canada, Inc.	910	23,014
#Shaw Communictions, Inc. Class B	47,300	928,470
#Shoppers Drug Mart Corp.	26,200	893,764
*Silver Wheaton Corp.	42,877	808,701
#*Sino-Forest Corp.	28,500	438,845
#SNC-Lavalin Group, Inc.	18,400	831,718
Sun Life Financial, Inc.	81,970	2,305,892
Suncor Energy, Inc.	211,107	6,959,210
Talisman Energy, Inc.	140,700	2,401,911
Teck Resources, Ltd. Class B	66,934	2,356,249
Telus Corp. (2381093)	7,317	289,534
Telus Corp. (2381134)	21,312	799,783
Thomson Reuters Corp.	54,050	2,020,993
#Tim Hortons, Inc.	25,200	859,896
TMX Group, Inc.	8,000	221,701
#Toronto Dominion Bank	120,284	8,559,873
#TransAlta Corp.	28,300	573,680
TransCanada Corp.	89,530	3,163,878
*Viterra, Inc.	47,740	373,821
Yamana Gold, Inc.	85,244	801,818

TOTAL CANADA		143,015,368

DENMARK — (0.9%)
A.P. Moller - Maersk A.S.	172	1,449,294
#Carlsberg A.S. Series B	15,819	1,400,362
Coloplast A.S.	3,540	367,455
Danisco A.S.	6,350	482,704
*Danske Bank A.S.	57,928	1,360,407
DSV A.S.	26,800	477,846
FLSmidth & Co. A.S.	6,800	484,106
H. Lundbeck A.S.	9,602	146,239
*Jyske Bank A.S.	8,711	303,406
Novo-Nordisk A.S. Series B	34,726	2,971,250
Novo-Nordisk A.S. Sponsored ADR	26,531	2,282,462
Novozymes A.S. Series B	7,138	911,080
Rockwool International A.S.	1,000	91,098
#*Topdanmark A.S.	1,934	239,006
Trygvesta A.S.	3,500	212,520
#*Vestas Wind Systems A.S.	26,458	1,283,999
#*William Demant Holding A.S.	3,260	238,722

TOTAL DENMARK		14,701,956

FINLAND — (0.8%)
Elisa Oyj	17,663	350,249
Fortum Oyj	63,897	1,484,621
Kesko Oyj	6,900	267,567
#Kone Oyj Series B	23,998	1,095,221
Metso Corp. Oyj	18,718	737,953

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

FINLAND — (Continued)
#Neste Oil Oyj	16,387	$241,714
Nokia Oyj	266,729	2,511,734
#Nokia Oyj Sponsored ADR	217,800	2,071,278
Nokian Renkaat Oyj	3,655	102,524
#Outokumpu Oyj	9,086	150,699
Pohjola Bank P.L.C.	16,983	210,724
#*Rautaruukki Oyj Series K	11,482	221,537
Sampo Oyj	57,979	1,416,279
Sanoma Oyj	11,666	231,959
Stora Enso Oyj Series R	76,206	616,762
Stora Enso Oyj Sponsored ADR	12,000	97,200
UPM-Kymmene Oyj	63,745	925,058
UPM-Kymmene Oyj Sponsored ADR	13,000	189,150
#Wartsila Corp. Oyj Series B	10,076	530,616

TOTAL FINLAND		13,452,845

FRANCE — (7.7%)
*Accor SA	21,249	687,504
#Aeroports de Paris SA	4,190	308,546
*Air France-KLM SA	17,200	256,570
Air Liquide SA	39,710	4,461,242
#*Alcatel-Lucent SA	149,849	447,568
*Alcatel-Lucent SA Sponsored ADR	128,100	381,738
Alstom SA	27,933	1,461,198
*Atos Origin SA	5,002	214,701
AXA SA	151,471	2,781,005
#AXA SA Sponsored ADR	77,200	1,424,340
bioMerieux SA	1,600	162,501
BNP Paribas SA	132,074	9,028,274
Bouygues SA	30,658	1,293,909
Bureau Veritas SA	7,256	438,273
Capgemini SA	18,449	877,019
Carrefour SA	85,328	3,922,950
Casino Guichard Perrachon SA	7,129	621,169
Christian Dior SA	8,805	953,109
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	16,707	323,448
Cie Generale D’Optique Essilor Intenational SA	29,790	1,863,280
Ciments Francais SA	1,006	81,148
CNP Assurances SA	18,736	386,875
#Compagnie de Saint-Gobain SA	54,252	2,309,013
#Compagnie Generale des Establissements Michelin SA Series B	21,355	1,625,168
Credit Agricole SA	127,672	1,742,559
Danone SA	76,172	4,269,828
Dassault Systemes SA	7,901	513,439
*Edenred SA	21,249	373,824
EDF Energies Nouvelles SA	2,889	123,378
#Eiffage SA	4,864	245,226
Electricite de France SA	36,643	1,556,983
Eramet SA	676	186,871
*Euler Hermes SA	1,874	148,674
*European Aeronautic Defence & Space Co. SA	58,032	1,375,089
Eutelsat Communications SA	12,391	457,963
France Telecom SA	214,253	4,481,240
#France Telecom SA Sponsored ADR	46,387	972,735
GDF Suez SA (B0C2CQ3)	171,224	5,675,797
*GDF Suez SA (B3B9KQ2)	11,445	15
Gemalto NV	11,817	484,741
Groupe Danone SA	13,800	155,250
*Groupe Eurotunnel SA	62,518	459,524
Hermes International SA	7,596	1,301,958
#Iliad SA	2,602	229,143

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Imerys SA	4,857	$281,978
Ipsen SA	2,070	68,743
*JC Decaux SA	9,323	239,131
#Lafarge SA	27,677	1,507,004
Lafarge SA Sponsored ADR	1,800	24,552
Lagardere SCA	15,045	553,925
Legrand SA	12,650	411,773
L’Oreal SA	34,037	3,567,500
LVMH Moet Hennessy Louis Vuitton SA	36,629	4,463,582
M6 Metropole Television SA	10,023	222,119
*Natixis SA	127,740	680,481
Neopost SA	3,685	284,933
#PagesJaunes SA	14,300	158,387
#Pernod-Ricard SA	27,845	2,176,749
*Peugeot SA	24,220	718,179
PPR SA	10,775	1,442,454
#Publicis Groupe SA	13,738	619,499
Publicis Groupe SA ADR	3,400	76,602
#*Renault SA	27,196	1,216,045
*Rexel SA	9,743	161,371
*Sa des Ciments Vicat SA	470	31,806
Safran SA	29,773	803,347
Sanofi-Aventis SA	95,916	5,575,844
Sanofi-Aventis SA ADR	112,112	3,266,944
Schneider Electric SA	34,718	3,996,012
SCOR SE	25,259	553,972
SEB SA	1,959	145,976
SES SA	38,255	944,643
Societe BIC SA	2,735	203,521
Societe Generale Paris SA	81,941	4,705,987
Societe Television Francaise 1 SA	17,323	275,469
Sodexo SA	13,499	849,918
#STMicroelectronics NV	94,013	772,000
Suez Environnement SA	39,060	726,722
Technip SA	10,734	714,547
Technip SA ADR	3,600	240,444
Thales SA	11,749	396,757
Total SA	169,078	8,535,329
Total SA Sponsored ADR	137,800	6,976,814
Vallourec SA	17,048	1,658,022
Veolia Environnement SA	31,553	837,604
#Veolia Environnement SA ADR	20,900	555,940
Vinci SA	63,162	3,057,503
Vivendi SA	165,302	3,964,802

TOTAL FRANCE		129,729,715

GERMANY — (6.1%)
Adidas-Salomon AG	28,123	1,525,475
#Aixtron AG Sponsored ADR	9,900	296,703
Allianz SE	36,360	4,203,528
Allianz SE Sponsored ADR	250,286	2,908,323
Axel Springer AG	312	37,388
BASF SE	122,730	7,144,590
BASF SE Sponsored ADR	8,200	479,700
Bayer AG	83,236	4,790,777
Bayer AG Sponsored ADR	34,500	1,988,925
Bayerische Motoren Werke AG	48,406	2,605,494
Beiersdorf AG	12,310	731,493
Celesio AG	10,564	247,111
#*Commerzbank AG	86,749	785,298
*Daimler AG (5529027)	66,702	3,583,784

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*Daimler AG (D1668R123)	61,650	$3,332,183
#Deutsche Bank AG	83,878	5,891,591
Deutsche Boerse AG	26,194	1,840,525
*Deutsche Lufthansa AG	27,987	456,431
Deutsche Post AG	112,907	1,967,308
*Deutsche Postbank AG	9,435	301,576
Deutsche Telekom AG	307,438	4,128,942
Deutsche Telekom AG Sponsored ADR	95,900	1,283,142
*E.ON AG	200,538	6,007,298
#E.ON AG Sponsored ADR	53,950	1,610,408
Fielmann AG	985	77,468
Fraport AG	4,355	226,397
Fresenius Medical Care AG & Co KGaA ADR	7,100	388,228
Fresenius Medical Care AG & Co. KGaA	19,029	1,042,131
Fresenius SE (4352097)	3,616	252,901
Fresenius SE (4568946)	11,905	846,343
GEA Group AG	25,152	564,464
Generali Deutschland Holding AG	2,147	257,226
Hannover Rueckversicherung AG	6,506	313,383
Heidelberger Zement AG	18,434	934,158
Henkel AG & Co. KGaA	15,258	632,878
Hochtief AG	4,393	284,192
*Infineon Technologies AG	143,530	969,446
K&S AG	20,511	1,092,032
Lanxess AG	11,211	542,438
Linde AG	19,855	2,322,979
MAN SE	14,480	1,350,626
*Merck KGaA	8,534	760,542
Metro AG	14,286	793,665
Munchener Rueckversicherungs-Gesellschaft AG	27,886	3,869,573
Porsche Automobil Holding SE	11,011	560,074
Puma AG Rudolf Dassler Sport	790	232,008
*QIAGEN NV	30,810	572,550
Rhoen-Klinikum AG	11,667	267,101
RWE AG	59,654	4,215,609
Salzgitter AG	6,021	403,865
SAP AG	76,884	3,520,450
#SAP AG Sponsored ADR	45,450	2,084,792
Siemens AG	45,976	4,495,593
Siemens AG Sponsored ADR	71,250	6,939,038
#SMA Solar Technology AG	791	97,853
Software AG	1,384	154,496
#Suedzucker AG	7,095	137,617
ThyssenKrupp AG	47,738	1,419,798
#United Internet AG	17,308	214,517
#Volkswagen AG	3,708	352,198
#Wacker Chemie AG	1,969	318,209

TOTAL GERMANY		101,654,831

GREECE — (0.2%)
*Alpha Bank A.E.	63,735	484,317
Bank of Cyprus Public Co., Ltd. S.A.	47,621	255,874
Coca-Cola Hellenic Bottling Co. S.A.	21,709	511,957
*EFG Eurobank Ergasias S.A.	41,007	315,696
Hellenic Petroleum S.A.	15,660	122,973
*Hellenic Telecommunication Organization Co. S.A.	23,417	190,958
#*Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	76,892
*National Bank of Greece S.A.	42,777	624,643
National Bank of Greece S.A. ADR	143,013	414,738
OPAP S.A.	31,172	461,363
*Piraeus Bank S.A.	29,085	192,429

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
*Public Power Corp. S.A.	11,935	$189,877

TOTAL GREECE		3,841,717

HONG KONG — (1.9%)
*AAC Acoustic Technologies Holdings, Inc.	50,000	88,932
ASM Pacific Technology, Ltd.	28,100	256,399
Bank of East Asia, Ltd.	195,644	769,665
BOC Hong Kong (Holdings), Ltd.	500,500	1,286,907
*Brightoil Petroleum Holdings, Ltd.	333,000	155,272
Cathay Pacific Airways, Ltd.	128,000	285,078
Cheung Kong Holdings, Ltd.	198,600	2,398,222
Cheung Kong Infrastructure Holdings, Ltd.	50,000	187,389
CLP Holdings, Ltd.	282,400	2,084,978
Esprit Holdings, Ltd.	156,980	988,562
First Pacific Co., Ltd.	242,400	174,041
#*Foxconn International Holdings, Ltd.	318,000	223,911
Great Eagle Holdings, Ltd.	27,337	71,571
Hang Lung Group, Ltd.	113,000	663,688
Hang Lung Properties, Ltd.	293,000	1,216,948
Hang Seng Bank, Ltd.	117,700	1,631,512
Henderson Land Development Co., Ltd.	147,632	919,293
Hong Kong & China Gas Co., Ltd.	658,867	1,647,678
Hong Kong & Shanghai Hotels, Ltd.	69,025	109,774
Hong Kong Aircraft Engineering Co., Ltd.	1,600	21,570
Hong Kong Electric Holdings, Ltd.	188,707	1,144,302
Hong Kong Exchanges & Clearing, Ltd.	144,300	2,370,850
Hopewell Holdings, Ltd.	83,000	262,381
Hutchison Whampoa, Ltd.	310,500	2,046,472
Hysan Development Co., Ltd.	57,360	178,571
Industrial & Commercial Bank of China Asia, Ltd.	26,949	79,971
Kerry Properties, Ltd.	120,393	603,959
#Li & Fung, Ltd.	312,000	1,439,717
Lifestyle International Holdings, Ltd.	80,500	167,956
*Mongolia Energy Corp., Ltd.	512,000	193,565
MTR Corp., Ltd.	220,125	775,532
New World Development Co., Ltd.	332,430	594,415
NWS Holdings, Ltd.	107,870	201,347
*Orient Overseas International, Ltd.	21,500	168,128
Pacific Basin Shipping, Ltd.	172,000	130,889
PCCW, Ltd.	439,265	135,135
Shangri-La Asia, Ltd.	176,913	359,628
Sino Land Co., Ltd.	278,655	527,838
SJM Holdings, Ltd.	326,000	287,331
Sun Hung Kai Properties, Ltd.	201,706	2,962,546
Television Broadcasts, Ltd.	25,000	116,009
#Vtech Holdings, Ltd.	15,000	160,135
Wharf Holdings, Ltd.	204,609	1,119,649
Wheelock & Co., Ltd.	106,000	327,892
Wing Hang Bank, Ltd.	20,000	216,225
Yue Yuen Industrial (Holdings), Ltd.	142,000	460,135

TOTAL HONG KONG		32,211,968

IRELAND — (0.2%)
CRH P.L.C.	34,641	722,603
#CRH P.L.C. Sponsored ADR	48,247	1,014,634
*Elan Corp. P.L.C.	22,589	105,973
*Elan Corp. P.L.C. Sponsored ADR	39,700	189,369
*James Hardie Industries SE	43,241	255,505
Kerry Group P.L.C.	17,907	569,370

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

IRELAND — (Continued)
*Ryanair Holdings P.L.C.	33,520	$168,340

TOTAL IRELAND		3,025,794

ISRAEL — (0.6%)
*Bank Hapoalim B.M.	136,262	549,946
*Bank Leumi Le-Israel B.M.	162,034	687,750
*Bezeq Israeli Telecommunication Corp., Ltd.	241,424	533,279
Cellcom Israel, Ltd.	6,551	180,111
Elbit Systems, Ltd.	2,839	156,504
Israel Chemicals, Ltd.	71,219	877,204
*Israel Discount Bank, Ltd.	37,625	68,608
*Migdal Insurance & Financial Holdings, Ltd.	29,968	50,828
*Mizrahi Tefahot Bank, Ltd.	16,910	139,191
*NICE Systems, Ltd. Sponsored ADR	5,785	165,856
Partner Communications Co., Ltd.	8,183	135,906
Partner Communications Co., Ltd. ADR	3,525	58,339
Teva Pharmaceutical Industries, Ltd.	1,894	93,721
*Teva Pharmaceutical Industries, Ltd. Sponsored ADR	126,954	6,201,703

TOTAL ISRAEL		9,898,946

ITALY — (2.4%)
#A2A SpA	161,586	242,349
*ACEA SpA	11,304	129,875
Assicurazioni Generali SpA	160,975	3,235,885
Atlantia SpA	37,236	729,029
*Autogrill SpA	13,170	162,923
Banca Carige SpA	71,442	160,600
*Banca Monte Dei Paschi di Siena SpA	319,433	419,188
Banca Popolare dell’Emilia Romagna Scrl	3,000	37,080
Banca Popolare di Milano Scarl	26,988	142,762
Banco Popolare Scarl	89,713	570,771
Buzzi Unicem SpA	1,396	15,229
Davide Campari - Milano SpA	20,753	109,172
Enel SpA	961,927	4,715,875
Eni SpA	241,210	4,929,084
Eni SpA Sponsored ADR	62,464	2,555,402
Fiat SpA	103,338	1,323,475
Fiat SpA Sponsored ADR	7,000	89,460
Finmeccanica SpA	48,370	530,992
Fondiaria - SAI SpA	2,372	25,334
Hera SpA	35,489	67,349
Intesa Sanpaolo SpA	1,000,311	3,301,574
Intesa Sanpaolo SpA Sponsored ADR	13,601	270,796
Italcementi SpA	8,062	66,007
#Lottomatica SpA	6,664	98,630
Luxottica Group SpA	18,425	479,056
Mediaset SpA	99,784	641,286
*Mediobanca SpA	67,366	604,446
#Mediolanum SpA	29,155	128,516
Parmalat SpA	237,006	573,570
Saipem SpA	38,272	1,374,902
#*Saras SpA	38,600	74,515
Snam Rete Gas SpA	185,432	869,932
Telecom Italia SpA	550,467	700,604
Telecom Italia SpA Sponsored ADR	80,065	1,019,227
Tenaris SA ADR	34,150	1,367,708
Terna Rete Elettrica Nazionale SpA	169,541	704,685
UniCredit SpA	2,183,122	6,105,643
Unione di Banche Italiane ScpA	77,200	828,026

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
Unipol Gruppo Finanziario SpA	87,290	$65,835

TOTAL ITALY		39,466,792

JAPAN — (18.2%)
77 Bank, Ltd. (The)	44,000	233,201
Advantest Corp.	9,840	212,128
Advantest Corp. ADR	10,000	216,400
#AEON Co., Ltd.	92,200	986,860
Aeon Mall Co., Ltd.	8,680	190,162
Air Water, Inc.	20,000	217,347
Aisin Seiki Co., Ltd.	24,700	687,326
Ajinomoto Co., Inc.	103,000	973,821
Alfresa Holdings Corp.	4,200	193,659
*All Nippon Airways Co., Ltd.	127,000	429,340
*Alps Electric Co., Ltd.	43,200	390,614
Amada Co., Ltd.	41,000	267,220
Aozora Bank, Ltd.	85,000	112,669
Asahi Breweries, Ltd.	55,300	978,857
Asahi Glass Co., Ltd.	142,000	1,446,141
Asahi Kasei Corp.	191,000	997,673
Asatsu-DK, Inc.	2,700	64,783
Asics Corp.	23,000	226,457
Astellas Pharma, Inc.	64,155	2,169,804
Awa Bank, Ltd. (The)	18,000	109,911
Bank of Iwate, Ltd. (The)	1,500	83,434
Bank of Kyoto, Ltd. (The)	41,000	341,543
Bank of Yokohama, Ltd. (The)	167,000	768,553
Benesse Holdings, Inc.	9,700	428,611
Bridgestone Corp.	117,200	2,094,040
Brother Industries, Ltd.	31,000	332,212
Canon Marketing Japan, Inc.	7,000	95,056
Canon, Inc.	83,400	3,612,533
Canon, Inc. Sponsored ADR	81,604	3,535,085
Capcom Co., Ltd.	6,900	105,717
#*Casio Computer Co., Ltd.	29,000	208,156
Central Japan Railway Co.	217	1,765,011
Chiba Bank, Ltd. (The)	102,000	622,444
Chiyoda Corp.	23,000	165,314
Chubu Electric Power Co., Ltd.	96,600	2,391,650
Chugai Pharmaceutical Co., Ltd.	37,400	654,507
Chugoku Bank, Ltd. (The)	19,000	221,154
#Chugoku Electric Power Co., Ltd. (The)	46,200	956,718
Chuo Mitsui Trust Holdings, Inc.	119,000	421,304
#Circle K Sunkus Co., Ltd.	5,100	68,189
Citizen Holdings Co., Ltd.	41,200	247,042
Coca-Cola West Co., Ltd.	4,600	83,303
Comsys Holdings Corp.	11,000	105,273
Cosmo Oil Co., Ltd.	74,000	176,191
Credit Saison Co., Ltd.	20,700	262,371
Dai Nippon Printing Co., Ltd.	93,000	1,122,541
Daicel Chemical Industries, Ltd.	28,000	197,900
Daido Steel Co., Ltd.	37,000	176,685
Daihatsu Motor Co., Ltd.	21,000	247,045
Daiichi Sankyo Co., Ltd.	95,446	1,774,099
Daikin Industries, Ltd.	30,100	1,117,313
#Dainippon Sumitomo Pharma Co., Ltd.	23,000	172,237
Daishi Bank, Ltd. (The)	28,000	96,817
Daito Trust Construction Co., Ltd.	10,600	577,833
Daiwa House Industry Co., Ltd.	69,000	677,642
Daiwa Securities Group, Inc.	237,000	1,024,705
DeNa Co., Ltd.	12,000	334,304

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Denki Kagaku Kogyo Kabushiki Kaisha	71,000	$357,553
Denso Corp.	72,700	2,081,574
#Dentsu, Inc.	23,800	593,375
DIC Corp.	63,000	103,578
#Disco Corp.	2,600	157,407
#Don Quijote Co., Ltd.	4,200	109,476
Dowa Holdings Co., Ltd.	33,200	174,379
East Japan Railway Co.	48,000	3,084,895
*Ebara Corp.	52,000	197,635
#Eisai Co., Ltd.	37,800	1,288,632
Electric Power Development Co., Ltd.	16,900	522,861
#*Elpida Memory, Inc.	28,100	422,052
#Ezaki Glico Co., Ltd.	10,000	118,825
FamilyMart Co., Ltd.	7,300	260,811
Fanuc, Ltd.	29,900	3,529,649
Fast Retailing Co., Ltd.	7,400	1,112,506
#Fuji Electric Holdings Co., Ltd.	64,000	177,815
*Fuji Heavy Industries, Ltd.	85,000	467,029
FUJIFILM Holdings Corp.	62,200	1,936,955
Fujikura, Ltd.	39,000	183,373
Fujitsu, Ltd.	257,440	1,824,402
Fukuoka Financial Group, Inc.	101,000	419,920
Funai Electric Co., Ltd.	300	10,685
Furukawa Electric Co., Ltd.	93,000	413,539
Glory, Ltd.	6,200	144,341
#GS Yuasa Corp.	47,000	303,425
Gunma Bank, Ltd. (The)	50,000	267,965
#*H2O Retailing Corp.	13,000	80,676
Hachijuni Bank, Ltd. (The)	50,000	285,528
Hakuhodo Dy Holdings, Inc.	3,000	152,206
Hamamatsu Photonics K.K.	9,400	275,155
Hankyu Hanshin Holdings, Inc.	158,000	714,002
*Heiwa Corp.	6,700	74,643
Higo Bank, Ltd. (The)	18,000	98,398
#Hikari Tsushin, Inc.	3,800	68,579
Hino Motors, Ltd.	37,000	162,435
Hirose Electric Co., Ltd.	5,500	555,793
#Hiroshima Bank, Ltd. (The)	62,000	243,564
Hisamitsu Pharmaceutical Co., Inc.	8,700	338,191
Hitachi Chemical Co., Ltd.	12,500	248,210
#Hitachi Construction Machinery Co., Ltd.	13,100	266,201
Hitachi High-Technologies Corp.	9,300	177,746
#Hitachi Koki Co., Ltd.	8,200	72,903
#Hitachi Metals, Ltd.	25,000	283,746
Hitachi Transport System, Ltd.	5,500	79,525
*Hitachi, Ltd.	247,000	1,025,079
#*Hitachi, Ltd. Sponsored ADR	34,892	1,459,532
Hokkaido Electric Power Co., Inc.	25,000	535,392
Hokkoku Bank, Ltd. (The)	22,000	86,539
*Hokuhoku Financial Group, Inc.	165,000	291,463
Hokuriku Electric Power Co., Inc.	22,200	491,294
Honda Motor Co., Ltd.	101,800	3,220,795
Honda Motor Co., Ltd. Sponsored ADR	141,423	4,493,009
House Foods Corp.	8,500	124,180
Hoya Corp.	57,200	1,357,687
Hyakugo Bank, Ltd. (The)	19,000	83,480
Hyakujishi Bank, Ltd. (The)	23,000	86,262
Ibiden Co., Ltd.	17,900	533,128
Idemitsu Kosan Co., Ltd.	3,000	223,426
IHI Corp.	152,000	267,207
#*Inpex Corp.	112	547,888

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Isetan Mitsukoshi Holdings, Ltd.	54,780	$517,430
Isuzu Motors, Ltd.	146,000	428,768
#ITO EN, Ltd.	5,600	87,924
ITOCHU Corp.	217,500	1,692,788
Itochu Techno-Solutions Corp.	4,200	153,344
Iyo Bank, Ltd. (The)	31,000	274,412
Izumi Co., Ltd.	5,000	64,822
J Front Retailing Co., Ltd.	62,800	283,460
*Japan Airport Terminal Co., Ltd.	3,800	58,528
Japan Petroleum Exploration Co., Ltd.	3,200	125,839
#Japan Steel Works, Ltd. (The)	45,000	434,756
Japan Tobacco, Inc.	644	2,072,627
JFE Holdings, Inc.	69,600	2,152,528
JGC Corp.	27,000	445,067
Joyo Bank, Ltd. (The)	91,000	367,602
JS Group Corp.	32,540	655,740
JSR Corp.	22,000	383,678
JTEKT Corp.	24,560	237,693
Juroku Bank, Ltd.	40,000	136,736
*JX Holdings, Inc.	319,270	1,729,479
Kagome Co., Ltd.	11,100	197,209
Kagoshima Bank, Ltd. (The)	13,000	81,107
#Kajima Corp.	106,000	251,686
Kamigumi Co., Ltd.	30,000	235,155
Kandenko Co., Ltd.	8,000	47,369
Kaneka Corp.	37,000	228,499
Kansai Electric Power Co., Inc.	114,400	2,770,475
*Kansai Paint Co., Ltd.	40,000	339,684
Kao Corp.	78,100	1,846,800
#Kawasaki Heavy Industries, Ltd.	180,000	449,300
*Kawasaki Kisen Kaisha, Ltd.	128,000	545,523
KDDI Corp.	406	1,979,305
Keihan Electric Railway Co., Ltd.	63,000	274,207
#Keihin Electric Express Railway Co., Ltd.	61,000	567,912
Keio Corp.	94,000	631,900
*Keisei Electric Railway Co., Ltd.	39,000	235,076
*Keiyo Bank, Ltd. (The)	21,000	105,035
Kewpie Corp.	8,900	106,709
Keyence Corp.	5,992	1,377,660
Kikkoman Corp.	18,000	190,275
Kinden Corp.	14,000	126,193
#Kintetsu Corp.	229,280	738,307
Kirin Holdings Co., Ltd.	117,000	1,559,156
Kobayashi Pharmaceutical Co., Ltd.	2,700	113,684
*Kobe Steel, Ltd.	342,000	715,866
Koito Manufacturing Co., Ltd.	14,000	203,726
Komatsu, Ltd.	138,000	2,891,369
Komeri Co., Ltd.	4,000	93,885
Konami Co., Ltd.	8,600	132,471
Konami Corp. ADR	3,500	53,900
Konica Minolta Holdings, Inc.	62,500	654,689
*Kose Corp.	3,690	85,582
K’s Holdings Corp.	6,239	137,321
Kubota Corp.	98,000	774,203
#Kubota Corp. Sponsored ADR	9,951	394,657
Kuraray Co., Ltd.	44,000	550,482
Kurita Water Industries, Ltd.	13,400	370,698
Kyocera Corp.	11,600	1,033,477
Kyocera Corp. Sponsored ADR	10,829	968,546
Kyowa Hakko Kirin Co., Ltd.	32,000	328,090
Kyushu Electric Power Co., Inc.	54,600	1,234,128

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Lawson, Inc.	9,300	$426,908
#Lion Corp.	19,000	96,418
Mabuchi Motor Co., Ltd.	3,400	170,723
Makita Corp.	13,000	373,905
Makita Corp. Sponsored ADR	1,630	46,276
Marubeni Corp.	219,000	1,175,021
Marui Group Co., Ltd.	35,200	246,907
Maruichi Steel Tube, Ltd.	4,200	83,670
#Matsui Securities Co., Ltd.	9,700	57,213
Mazda Motor Corp.	197,000	475,755
Medipal Holdings Corp.	18,600	215,535
#Meiji Holdings Co., Ltd.	9,056	388,600
Minebea Co., Ltd.	45,000	248,618
#Miraca Holdings, Inc.	10,000	296,451
Misumi Group, Inc.	10,000	191,526
Mitsubishi Chemical Holdings Corp.	157,490	810,596
Mitsubishi Corp.	197,300	4,258,180
Mitsubishi Electric Corp.	269,000	2,340,148
Mitsubishi Estate Co., Ltd.	180,000	2,534,809
Mitsubishi Gas Chemical Co., Inc.	46,000	257,692
Mitsubishi Heavy Industries, Ltd.	443,000	1,657,768
Mitsubishi Logistics Corp.	14,000	160,674
*Mitsubishi Materials Corp.	155,000	412,290
#*Mitsubishi Motors Corp.	544,000	708,016
#Mitsubishi Tanabe Pharma Corp.	29,000	424,139
Mitsubishi UFJ Financial Group, Inc.	318,172	1,576,219
Mitsubishi UFJ Financial Group, Inc. ADR	1,455,897	7,250,367
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	70,181
Mitsui & Co., Ltd.	183,000	2,347,845
#Mitsui & Co., Ltd. Sponsored ADR	2,745	706,453
Mitsui Chemicals, Inc.	161,000	476,043
*Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	168,395
Mitsui Fudosan Co., Ltd.	118,000	1,746,163
Mitsui Mining & Smelting Co., Ltd.	60,000	164,028
Mitsui O.S.K. Lines, Ltd.	149,000	1,007,027
Mitsumi Electric Co., Ltd.	11,200	186,986
Mizuho Financial Group, Inc.	1,204,000	1,951,741
#Mizuho Financial Group, Inc. ADR	312,894	1,010,648
Mizuho Securities Co., Ltd.	76,000	172,418
#*Mizuho Trust & Banking Co., Ltd.	190,000	160,014
Mochida Pharmaceutical Co., Ltd.	8,000	80,397
MS&AD Insurance Group Holdings, Inc.	77,095	1,706,030
Murata Manufacturing Co., Ltd.	30,300	1,497,333
Nabtesco Corp.	19,000	300,084
Nagase & Co., Ltd.	10,000	109,625
Nagoya Railroad Co., Ltd.	85,000	252,720
Namco Bandai Holdings, Inc.	25,900	231,598
#Nankai Electric Railway Co., Ltd.	50,000	208,861
Nanto Bank, Ltd. (The)	20,000	104,097
NEC Corp.	345,546	931,142
NGK Insulators, Ltd.	34,000	573,605
#NGK Spark Plug Co., Ltd.	20,000	257,620
NHK Spring Co., Ltd.	23,000	211,134
Nichirei Corp.	34,000	146,391
#Nidec Corp.	8,200	773,748
Nidec Corp. ADR	26,554	622,691
Nikon Corp.	43,000	748,958
Nintendo Co., Ltd.	14,700	4,103,755
Nippon Electric Glass Co., Ltd.	59,500	756,126
Nippon Express Co., Ltd.	107,000	433,858
Nippon Kayaku Co., Ltd.	19,000	170,809

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Meat Packers, Inc.	24,000	$314,873
#Nippon Paint Co., Ltd.	19,000	111,714
Nippon Paper Group, Inc.	13,700	364,498
Nippon Sheet Glass Co., Ltd.	79,000	194,186
Nippon Shokubai Co., Ltd.	12,000	124,334
*Nippon Steel Corp.	767,000	2,616,140
Nippon Telegraph & Telephone Corp ADR	20,771	433,075
Nippon Telegraph & Telephone Corp.	66,700	2,774,176
Nippon Yusen K.K.	217,000	916,592
Nipro Corp.	5,000	97,144
Nishi-Nippon Bank, Ltd.	80,000	232,373
Nishi-Nippon Railroad Co., Ltd.	41,000	170,788
Nissan Chemical Industries, Ltd.	15,000	177,924
*Nissan Motor Co., Ltd.	348,500	2,668,230
Nissan Shatai Co., Ltd.	7,000	49,564
#Nissha Printing Co., Ltd.	3,900	105,636
#Nisshin Seifun Group, Inc.	24,500	299,252
Nisshin Steel Co., Ltd.	93,000	155,912
Nisshinbo Holdings, Inc.	13,000	134,388
Nissin Foods Holdings Co., Ltd.	10,000	349,399
Nitori Co., Ltd.	5,350	460,887
Nitto Denko Corp.	22,800	788,800
*NKSJ Holdings, Inc.	207,200	1,211,135
NOK Corp.	15,000	245,126
Nomura Holdings, Inc.	159,300	895,792
#Nomura Holdings, Inc. ADR	348,997	1,964,853
*Nomura Real Estate Holdings, Inc.	13,600	167,228
Nomura Research Institute, Ltd.	13,600	269,940
NSK, Ltd.	54,000	383,251
NTN Corp.	54,000	233,798
NTT Data Corp.	168	611,208
NTT DoCoMo, Inc.	1,797	2,854,942
NTT DoCoMo, Inc. Sponsored ADR	51,866	825,188
Obayashi Corp.	79,000	336,478
Obic Co., Ltd.	1,000	188,796
Odakyu Electric Railway Co., Ltd.	79,000	720,793
Ogaki Kyoritsu Bank, Ltd. (The)	26,000	82,645
Oji Paper Co., Ltd.	107,000	516,397
#Olympus Corp.	33,500	898,373
#Omron Corp.	26,600	641,905
Ono Pharmaceutical Co., Ltd.	11,400	472,329
#Onward Holdings Co., Ltd.	18,000	135,310
Oracle Corp. Japan	5,300	280,602
#Oriental Land Co., Ltd.	6,800	568,008
Osaka Gas Co., Ltd.	254,000	937,481
Otsuka Corp.	1,700	110,687
#Pacific Metals Co., Ltd.	19,000	136,143
Panasonic Corp.	177,188	2,341,312
Panasonic Corp. Sponsored ADR	108,991	1,445,221
Panasonic Electric Works Co., Ltd.	47,000	595,826
Park24 Co., Ltd.	18,900	202,301
*Point, Inc.	620	31,227
#*Renesas Electronics Corp.	51,500	490,728
Rengo Co., Ltd.	26,000	167,903
#Resona Holdings, Inc.	84,500	924,792
Ricoh Co., Ltd.	99,000	1,367,275
#Rinnai Corp.	5,500	294,607
Rohm Co., Ltd.	13,100	825,554
Rohto Pharmaceutical Co., Ltd.	11,000	134,931
#*Ryohin Keikaku Co., Ltd.	3,400	125,482
San-in Godo Bank, Ltd. (The)	14,000	102,824

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Sankyo Co., Ltd.	7,300	$356,944
*Sankyu, Inc.	26,000	109,419
Santen Pharmaceutical Co., Ltd.	10,100	338,080
#*Sanyo Electric Co., Ltd.	220,000	346,274
Sapporo Hokuyo Holdings, Inc.	42,000	198,953
Sapporo Holdings, Ltd.	31,000	148,931
#SBI Holdings, Inc.	2,184	289,755
Secom Co., Ltd.	29,500	1,355,200
Sega Sammy Holdings, Inc.	24,048	353,664
Seiko Epson Corp.	17,100	224,109
Seino Holdings Co., Ltd.	15,000	100,606
Sekisui Chemical Co., Ltd.	56,000	377,826
Sekisui House, Ltd.	78,560	695,860
Seven & I Holdings Co., Ltd.	112,076	2,675,152
Sharp Corp.	149,000	1,631,211
Shiga Bank, Ltd.	28,000	170,800
#Shikoku Electric Power Co., Inc.	24,200	713,010
Shimachu Co., Ltd.	4,600	83,768
#Shimadzu Corp.	33,000	252,328
#Shimamura Co., Ltd.	2,400	217,177
Shimano, Inc.	7,700	390,301
Shimizu Corp.	74,000	278,978
Shin-Etsu Chemical Co., Ltd.	59,100	2,936,452
Shinko Electric Industries Co., Ltd.	6,000	79,232
#*Shinsei Bank, Ltd.	111,000	102,106
Shionogi & Co., Ltd.	37,000	756,459
Shiseido Co., Ltd.	54,000	1,204,812
Shizuoka Bank, Ltd.	80,000	664,734
Showa Denko K.K.	196,000	387,287
Showa Shell Sekiyu K.K.	26,900	197,967
#SMC Corp.	7,300	964,924
Softbank Corp.	113,300	3,379,882
Sohgo Security Services Co., Ltd.	6,600	66,741
Sojitz Corp.	171,900	272,625
Sony Corp.	73,100	2,286,967
Sony Corp. Sponsored ADR	71,800	2,241,596
Sony Financial Holdings, Inc.	113	409,384
Sotetsu Holdings, Inc.	27,000	124,391
Square Enix Holdings Co., Ltd.	7,600	146,202
Stanley Electric Co., Ltd.	19,300	333,517
#Sugi Holdings Co., Ltd.	3,800	83,334
*Sumco Corp.	16,700	316,048
Sumitomo Bakelite Co., Ltd.	27,000	140,652
#Sumitomo Chemical Co., Ltd.	205,000	887,742
Sumitomo Corp.	164,400	1,744,860
Sumitomo Electric Industries, Ltd.	112,200	1,308,678
Sumitomo Forestry Co., Ltd.	18,000	138,155
Sumitomo Heavy Industries, Ltd.	73,000	427,101
Sumitomo Metal Industries, Ltd.	482,000	1,163,987
Sumitomo Metal Mining Co., Ltd.	75,000	997,486
Sumitomo Mitsui Financial Group, Inc.	192,040	5,918,525
Sumitomo Realty & Development Co., Ltd.	50,000	898,937
Sumitomo Rubber Industries, Ltd.	29,300	289,595
Sumitomo Trust & Banking Co., Ltd.	229,000	1,267,309
Sundrug Co., Ltd.	3,000	77,376
Suruga Bank, Ltd.	27,000	242,862
Suzuken Co., Ltd.	8,380	292,979
Suzuki Motor Corp.	46,400	971,205
Sysmex Corp.	3,500	200,898
T&D Holdings, Inc.	41,200	898,981
*Taiheiyo Cement Corp.	108,000	146,297

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Taisei Corp.	116,000	$231,607
Taisho Pharmaceutical Co., Ltd.	17,000	330,840
Taiyo Nippon Sanso Corp.	33,000	288,023
Taiyo Yuden Co., Ltd.	14,000	179,021
Takara Holdings, Inc.	14,000	75,548
Takashimaya Co., Ltd.	34,000	263,446
Takeda Pharmaceutical Co., Ltd.	107,800	4,946,774
TDK Corp.	16,000	964,093
TDK Corp. Sponsored ADR	1,900	113,715
Teijin, Ltd.	119,000	378,063
Terumo Corp.	23,400	1,229,069
#THK Co., Ltd.	15,200	298,830
#Tobu Railway Co., Ltd.	102,000	584,404
Toda Corp.	19,000	60,740
TOHO Co., Ltd.	13,900	229,748
Toho Gas Co., Ltd.	63,000	317,844
Tohuku Electric Power Co., Inc.	65,600	1,414,227
Tokai Carbon Co., Ltd.	26,000	137,114
Tokai Rika Co., Ltd.	6,900	116,804
Tokio Marine Holdings, Inc.	97,800	2,673,839
Tokio Marine Holdings, Inc. ADR	4,182	113,792
Tokuyama Corp.	81,000	405,546
Tokyo Electric Power Co., Ltd.	177,100	4,857,321
Tokyo Electron, Ltd.	25,500	1,367,660
Tokyo Gas Co., Ltd.	377,000	1,709,563
Tokyo Steel Manufacturing Co., Ltd.	10,100	120,651
Tokyo Tatemono Co., Ltd.	32,000	104,115
Tokyu Corp.	143,000	615,052
Tokyu Land Corp.	54,000	196,057
TonenGeneral Sekiyu K.K.	37,000	333,728
Toppan Forms Co., Ltd.	3,500	33,637
Toppan Printing Co., Ltd.	71,000	584,283
Toray Industries, Inc.	206,000	1,102,934
#*Toshiba Corp.	576,000	3,013,248
Tosoh Corp.	75,000	200,314
TOTO, Ltd.	29,000	197,757
Toyo Seikan Kaisha, Ltd.	21,300	342,051
Toyo Suisan Kaisha, Ltd.	12,000	258,930
Toyobo Co., Ltd.	77,000	131,831
Toyoda Gosei Co., Ltd.	9,500	237,050
Toyota Auto Body Co., Ltd.	4,100	56,512
#Toyota Boshoku Corp.	9,300	146,865
Toyota Motor Corp.	240,800	8,453,024
*Toyota Motor Corp. Sponsored ADR	81,534	5,726,133
Toyota Tsusho Corp.	27,381	415,847
Trend Micro, Inc.	13,800	406,926
Trend Micro, Inc. Sponsored ADR	777	23,077
Tsumura & Co.	7,400	222,300
Ube Industries, Ltd.	137,000	342,262
Uni-Charm Corp.	6,900	819,241
UNY Co., Ltd.	22,000	169,818
Ushio, Inc.	14,000	237,409
USS Co., Ltd.	3,260	244,275
Wacoal Corp.	10,000	130,814
West Japan Railway Co.	225	831,927
Yahoo! Japan Corp.	2,310	885,891
#Yakult Honsha Co., Ltd.	11,600	335,376
Yamada Denki Co., Ltd.	10,830	730,958
Yamaguchi Financial Group, Inc.	27,000	252,229
Yamaha Corp.	19,100	211,663
*Yamaha Motor Co., Ltd.	37,000	478,130

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Yamatake Corp.	7,400	$188,587
*Yamato Holdings Co., Ltd.	51,000	632,182
*Yamato Kogyo Co., Ltd.	5,900	143,484
Yamazaki Baking Co., Ltd.	12,000	152,125
#Yaskawa Electric Corp.	34,000	255,604
*Yokogawa Electric Corp.	27,000	159,322
Yokohama Rubber Co., Ltd.	26,000	138,807

TOTAL JAPAN		304,939,873

NETHERLANDS — (2.2%)
*Aegon NV	200,773	1,205,955
Akzo Nobel NV	29,917	1,760,627
Akzo Nobel NV Sponsored ADR	1,996	117,824
ArcelorMittal NV	121,166	3,709,473
ASML Holding NV	53,274	1,709,862
#Fugro NV	8,523	450,124
#Heineken NV	32,993	1,493,288
*ING Groep NV	134,013	1,285,172
*ING Groep NV Sponsored ADR	317,714	3,056,409
Koninklijke Ahold NV	149,994	1,926,083
Koninklijke Ahold NV ADR	8,320	106,579
Koninklijke Boskalis Westminster NV	7,363	304,117
Koninklijke DSM NV	19,120	906,601
Koninklijke KPN NV	206,851	2,874,379
Koninklijke Philips Electronics NV	136,565	4,245,398
Koninklijke Vopak NV	6,760	274,689
*Randstad Holdings NV	13,067	586,787
Reed Elsevier NV	55,310	716,126
Reed Elsevier NV ADR	24,215	626,442
Royal Dutch Shell P.L.C. Series A	41,657	1,148,593
#TNT NV	47,452	1,414,424
Unilever NV	230,018	6,765,413
Wolters Kluwer NV	38,995	787,042

TOTAL NETHERLANDS		37,471,407

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	103,919	149,486
Contact Energy, Ltd.	33,218	137,575
Fletcher Building, Ltd.	77,029	425,473
Sky City Entertainment Group, Ltd.	52,999	116,671
*Sky Network Television, Ltd.	23,000	80,672
Telecom Corp. of New Zealand, Ltd.	223,371	322,221
TrustPower, Ltd.	21,162	110,666

TOTAL NEW ZEALAND		1,342,764

NORWAY — (0.7%)
Acergy SA	24,200	395,671
Aker Kvaerner ASA	23,335	302,004
DnB NOR ASA Series A	128,308	1,587,709
#Fred Olsen Energy ASA	5,500	161,474
#Frontline, Ltd. ASA	8,100	247,178
Kongsberg Gruppen ASA	2,716	54,064
Marine Harvest ASA	238,587	179,329
#Norsk Hydro ASA	102,652	550,511
#Norsk Hydro ASA Sponsored ADR	11,200	61,152
Orkla ASA	95,255	788,405
*Petroleum Geo-Services ASA	19,600	175,412
#*Renewable Energy Corp. ASA	92,500	253,823
Schibsted ASA	9,450	211,150
#SeaDrill, Ltd. ASA	37,400	864,634

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

NORWAY — (Continued)
StatoilHydro ASA	103,106	$2,085,346
#StatoilHydro ASA Sponsored ADR	45,656	928,186
*Storebrand ASA	51,600	304,703
#*Subsea 7, Inc. P.L.C.	9,400	159,918
Telenor ASA	114,736	1,765,779
Yara International ASA	23,675	888,898

TOTAL NORWAY		11,965,346

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA	251,826	217,401
#Banco Espirito Santo SA	62,822	300,381
Brisa SA	29,578	192,952
Cimpor Cimentos de Portugal SA	24,245	147,337
#Energias de Portugal SA	278,356	915,255
#Galp Energia SGPS SA Series B	26,472	432,861
#Jeronimo Martins SGPS SA	26,359	287,942
Portugal Telecom SA	75,545	831,192
Portugal Telecom SGPS SA Sponsored ADR	20,300	222,691

TOTAL PORTUGAL		3,548,012

SINGAPORE — (1.3%)
Asia Pacific Breweries, Ltd.	14,000	153,653
*CapitaLand, Ltd.	297,750	869,087
City Developments, Ltd.	70,000	624,311
Comfortdelgro Corp., Ltd.	215,000	253,638
#Cosco Corp Singapore, Ltd.	132,000	159,690
DBS Group Holdings, Ltd.	242,838	2,577,352
Fraser & Neave, Ltd.	106,500	430,808
Golden Agri-Resources, Ltd.	787,000	333,543
Jardine Cycle & Carriage, Ltd.	15,339	404,466
Keppel Corp., Ltd.	174,000	1,197,208
Keppel Land, Ltd.	86,000	256,289
*K-Green Trust	34,800	29,431
#*Neptune Orient Lines, Ltd.	153,000	231,404
#Olam International, Ltd.	134,400	278,518
Overseas-Chinese Banking Corp., Ltd.	364,805	2,427,692
Parkway Holdings, Ltd.	87,000	252,216
SembCorp Industries, Ltd.	120,320	374,147
SembCorp Marine, Ltd.	108,000	318,526
Singapore Airlines, Ltd.	70,400	809,968
Singapore Airport Terminal Services, Ltd.	71,742	154,338
Singapore Exchange, Ltd.	118,000	666,108
Singapore Post, Ltd.	99,000	82,964
Singapore Press Holdings, Ltd.	183,000	556,561
Singapore Technologies Engineering, Ltd.	188,000	448,824
Singapore Telecommunications, Ltd.	1,128,650	2,594,161
SMRT Corp, Ltd.	59,000	96,381
StarHub, Ltd.	110,000	191,041
*Straits Asia Resources, Ltd.	98,000	149,608
United Industrial Corp., Ltd.	88,000	139,842
United Overseas Bank, Ltd.	165,900	2,426,981
UOL Group, Ltd.	86,000	250,393
*Venture Corp., Ltd.	20,000	134,724
Wilmar International, Ltd.	172,000	794,539
Yangzijiang Shipbuilding Holdings, Ltd.	242,000	258,487
Yanlord Land Group, Ltd.	90,000	123,435

TOTAL SINGAPORE		21,050,334

SPAIN — (3.1%)
Abertis Infraestructuras SA	41,571	701,612

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
Acciona SA	3,470	$305,467
Acerinox SA	13,941	238,974
#Actividades de Construccion y Servicios SA	19,195	831,699
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	491,102	6,605,322
#Banco de Sabadell SA	123,598	701,833
#*Banco de Valencia SA	34,288	205,743
#Banco Espanol de Credito SA	9,662	98,203
#Banco Popular Espanol SA	121,357	801,835
#Banco Santander SA	289,060	3,755,215
#Banco Santander SA Sponsored ADR	853,568	10,900,063
#Bankinter SA	38,692	289,296
#Cia Espanola de Petroleos SA	5,421	121,782
Cintra Concesiones de Infraestructuras de Transporte SA	61,097	534,791
Criteria Caixacorp SA	101,886	497,055
*EDP Renovaveis SA	16,949	101,260
Enagas SA	27,296	503,006
#Fomento de Construcciones y Contratas SA	5,469	141,950
*Gamesa Corp Tecnologica SA	24,914	217,134
Gas Natural SDG SA	31,216	521,195
*Gestevision Telec, Inc. SA	17,398	199,341
#*Grifols SA	17,103	190,518
Iberdrola Renovables SA	104,585	365,581
Iberdrola SA	544,835	3,833,700
*Indra Sistemas SA	13,729	223,939
Industria de Diseno Textil SA	34,074	2,254,063
#Mapfre SA	80,165	263,681
Red Electrica Corporacion SA	14,225	621,793
Repsol YPF SA	28,261	666,363
Repsol YPF SA Sponsored ADR	78,700	1,861,255
*Sacyr Vallehermoso SA	6,282	32,202
*Tecnicas Reunidas SA	1,466	75,861
Telefonica SA	166,596	3,772,632
#Telefonica SA Sponsored ADR	135,963	9,305,308
#Zardoya Otis SA	19,448	303,268
*Zardoya Otis SA I-10 Shares	972	15,168

TOTAL SPAIN		52,058,108

SWEDEN — (2.3%)
Alfa Laval AB	45,146	699,316
Assa Abloy AB Series B	44,162	976,268
#Atlas Copco AB Series A	97,333	1,591,901
Atlas Copco AB Series B	56,294	839,759
*Boliden AB	30,602	363,837
Electrolux AB Series B	33,400	745,302
Getinge AB	26,027	576,325
Hennes & Mauritz AB Series B	136,442	4,300,943
#Hexagon AB	19,900	333,928
Husqvarna AB Series A	12,600	88,797
Husqvarna AB Series B	42,000	296,558
*Lundin Petroleum AB	4,814	26,763
#Meda AB Series A	19,365	155,302
Modern Times Group AB Series B	6,100	382,507
#Nordea Bank AB	426,752	4,259,069
Oriflame Cosmetics SA	1,318	78,821
Ratos AB	12,311	351,468
Sandvik AB	136,231	1,760,590
Scania AB Series B	44,768	825,147
Securitas AB Series B	39,905	405,097
#Skandinaviska Enskilda Banken AB Series A	212,238	1,456,691
Skanska AB Series B	55,785	943,464
#SKF AB Series B	54,779	1,045,205

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
SSAB AB Series A	22,904	$331,608
SSAB AB Series B	10,905	140,278
Svenska Cellulosa AB Series B	76,800	1,107,830
Svenska Handelsbanken AB Series A	63,986	1,833,531
#*Swedbank AB Series A	95,368	1,088,520
#Swedish Match AB	30,700	724,684
Tele2 AB Series B	40,659	721,241
Telefonaktiebolaget LM Ericsson AB	360,309	3,975,709
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	46,000	506,000
TeliaSonera AB	313,884	2,269,667
*Volvo AB Series A	54,915	645,992
*Volvo AB Series B	129,940	1,619,393
*Volvo AB Sponsored ADR	14,500	180,380

TOTAL SWEDEN		37,647,891

SWITZERLAND — (6.1%)
ABB, Ltd. AG	129,643	2,616,947
ABB, Ltd. AG Sponsored ADR	182,000	3,672,760
*Actelion, Ltd. AG	14,133	571,741
#Adecco SA	16,548	843,711
Baloise Holding AG	6,883	551,501
Banque Cantonale Vaudoise AG	212	94,529
Barry Callebaut AG	267	168,684
BKW FMB Energie AG	2,156	149,069
Compagnie Financiere Richemont SA Series A	72,998	2,849,966
Credit Suisse Group AG	108,663	4,925,415
#Credit Suisse Group AG Sponsored ADR	48,600	2,204,982
Geberit AG	4,776	781,027
Givaudan SA	1,011	932,490
Holcim, Ltd. AG	33,957	2,267,697
Julius Baer Group, Ltd. AG	26,222	916,913
Kuehne & Nagel International AG	6,941	744,652
Lindt & Spruengli AG	15	367,221
#*Logitech International SA	22,987	361,628
#*Lonza Group AG	5,861	455,767
Nestle SA	483,677	23,906,690
Novartis AG	158,110	7,686,228
#*Novartis AG ADR	141,600	6,901,584
Partners Group Holding AG	684	96,535
Roche Holding AG Bearer	3,479	489,142
Roche Holding AG Genusschein	97,207	12,639,442
Schindler Holding AG	2,881	253,037
SGS SA	709	996,116
Sika AG	209	393,640
Sonova Holding AG	6,156	747,020
Straumann Holding AG	1,188	260,457
Sulzer AG	3,497	362,796
Swatch Group AG (7184725)	4,165	1,290,685
#Swatch Group AG (7184736)	5,992	336,961
Swiss Life Holding AG	3,766	395,729
Swiss Reinsurance Co., Ltd. AG	49,487	2,278,872
Swisscom AG	3,364	1,259,870
Syngenta AG	7,073	1,562,148
Syngenta AG ADR	31,500	1,390,095
#*UBS AG	478,710	8,126,190
#*UBS AG ADR	33,538	569,140
#Valiant Holding AG	2,436	473,713
Zurich Financial Services AG	20,608	4,809,437

TOTAL SWITZERLAND		102,702,227

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (16.9%)
Admiral Group P.L.C.	27,244	$618,648
Aggreko P.L.C.	30,586	735,340
Amec P.L.C.	42,469	581,528
Amlin P.L.C.	60,463	403,025
*Anglo American P.L.C.	183,193	7,243,648
Antofagasta P.L.C.	53,869	842,964
ARM Holdings P.L.C.	139,465	717,292
Ashmore Group P.L.C.	41,357	183,317
Associated British Foods P.L.C.	49,803	802,108
AstraZeneca P.L.C.	128,255	6,430,674
#AstraZeneca P.L.C. Sponsored ADR	78,600	3,964,584
*Autonomy Corp. P.L.C.	28,027	723,171
Aviva P.L.C.	375,103	2,100,507
Babcock International Group P.L.C.	18,911	164,350
BAE Systems P.L.C.	454,140	2,226,548
Balfour Beatty P.L.C.	91,945	359,099
Barclays P.L.C.	400,441	2,099,546
Barclays P.L.C. Sponsored ADR	318,509	6,647,283
BG Group P.L.C.	390,393	6,260,762
BG Group P.L.C. Sponsored ADR	12,500	1,011,875
BHP Billiton P.L.C.	136,117	4,169,864
#BHP Billiton P.L.C. ADR	89,700	5,520,138
BP P.L.C.	737,244	4,714,725
#BP P.L.C. Sponsored ADR	196,119	7,544,698
#*British Airways P.L.C.	70,412	242,281
British American Tobacco P.L.C.	243,357	8,372,634
British American Tobacco P.L.C. Sponsored ADR	19,052	1,313,254
British Sky Broadcasting Group P.L.C.	149,909	1,672,342
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	79,231
BT Group P.L.C.	719,650	1,607,771
BT Group P.L.C. Sponsored ADR	36,202	810,201
Bunzl P.L.C.	38,087	412,352
Burberry Group P.L.C.	61,950	818,201
Cable & Wireless Communications P.L.C.	368,595	342,400
Cable & Wireless Worldwide P.L.C.	368,595	386,068
*Cairn Energy P.L.C.	181,650	1,330,572
Capita Group P.L.C.	80,869	912,310
Carnival P.L.C.	20,454	738,739
Carnival P.L.C. ADR	9,300	338,520
Centrica P.L.C.	685,087	3,265,362
Cobham P.L.C.	149,602	557,483
Compass Group P.L.C.	255,079	2,120,801
Diageo P.L.C.	174,347	3,025,679
Diageo P.L.C. Sponsored ADR	41,975	2,933,213
Drax Group P.L.C.	4,534	27,292
*easyJet P.L.C.	20,134	126,304
*EnQuest P.L.C.	28,985	53,214
Eurasian Natural Resources Corp. P.L.C.	18,679	265,401
Experian P.L.C.	146,479	1,442,899
*Firstgroup P.L.C.	57,238	330,380
Fresnillo P.L.C.	21,015	339,611
G4S P.L.C.	168,490	684,051
*GKN P.L.C.	44,256	93,789
GlaxoSmithKline P.L.C.	478,323	8,351,318
GlaxoSmithKline P.L.C. Sponsored ADR	122,293	4,301,045
Hays P.L.C.	29,483	41,742
*Home Retail Group P.L.C.	102,100	382,582
HSBC Holdings P.L.C.	1,270,456	12,919,520
HSBC Holdings P.L.C. Sponsored ADR	232,194	11,860,470
ICAP P.L.C.	68,751	432,047
IMI P.L.C.	4,121	46,132

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Imperial Tobacco Group P.L.C.	100,120	$2,833,050
Imperial Tobacco Group P.L.C. ADR	19,700	1,111,080
Informa P.L.C.	71,927	442,997
Inmarsat P.L.C.	56,688	655,820
Intercontinental Hotels Group P.L.C.	33,398	578,873
International Power P.L.C.	204,552	1,146,883
Intertek Group P.L.C.	21,556	533,492
Invensys P.L.C.	110,599	463,584
Investec P.L.C.	50,158	389,260
John Wood Group P.L.C.	52,188	292,765
Johnson Matthey P.L.C.	28,088	744,952
Kazakhmys P.L.C.	30,604	583,145
Kingfisher P.L.C.	318,631	1,076,223
Legal & General Group P.L.C.	765,497	1,074,609
*Lloyds Banking Group P.L.C.	3,092,078	3,337,322
*Lloyds Banking Group P.L.C. Sponsored ADR	483,197	2,077,747
Logica P.L.C.	178,255	303,125
London Stock Exchange Group P.L.C.	17,563	178,260
*Lonmin P.L.C.	21,860	537,900
Man Group P.L.C.	232,130	790,818
Marks & Spencer Group P.L.C.	216,529	1,170,368
Mondi P.L.C.	43,919	310,394
National Grid P.L.C.	241,197	1,932,066
#National Grid P.L.C. Sponsored ADR	27,788	1,127,637
Next P.L.C.	26,555	895,099
Northumbrian Water Group P.L.C.	66,232	344,897
Old Mutual P.L.C.	700,689	1,328,322
Pearson P.L.C.	75,779	1,178,156
Pearson P.L.C. Sponsored ADR	39,300	615,831
Pennon Group P.L.C.	44,616	412,713
Petrofac, Ltd. P.L.C.	35,386	693,624
Prudential P.L.C.	232,191	2,020,603
Prudential P.L.C. ADR	62,200	1,082,902
Reckitt Benckiser Group P.L.C.	82,174	4,029,071
Reed Elsevier P.L.C.	77,411	670,735
Reed Elsevier P.L.C. ADR	20,755	720,406
*Rentokil Initial P.L.C.	227,411	364,977
*Resolution, Ltd.	10,502	38,636
Rexam P.L.C.	112,648	546,316
Rio Tinto P.L.C.	157,157	8,133,745
Rio Tinto P.L.C. Sponsored ADR	34,104	1,770,680
*Rolls-Royce Group P.L.C.	256,056	2,330,318
*Royal Bank of Scotland Group P.L.C.	2,275,051	1,781,102
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,103	80,423
Royal Dutch Shell P.L.C. ADR	344,141	18,384,012
Royal Dutch Shell P.L.C. Series B	235,872	6,231,549
RSA Insurance Group P.L.C.	501,055	1,001,883
SABmiller P.L.C.	127,619	3,874,710
Sage Group P.L.C.	176,688	662,242
Sainsbury (J.) P.L.C.	170,842	921,497
Schroders P.L.C.	18,739	378,306
Schroders P.L.C. Non-Voting	9,996	167,099
#Scottish & Southern Energy P.L.C.	123,820	2,154,501
Serco Group P.L.C.	68,993	599,083
Severn Trent P.L.C.	30,639	629,345
Shire P.L.C.	40,423	924,597
Shire P.L.C. ADR	13,024	896,963
Smith & Nephew P.L.C.	91,370	795,043
#Smith & Nephew P.L.C. Sponsored ADR	7,000	305,340
Smiths Group P.L.C.	50,192	878,623
Standard Chartered P.L.C.	285,351	8,244,273

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Standard Life P.L.C.	323,961	$1,027,591
*TalkTalk Telecom Group P.L.C.	50,347	96,777
Tate & Lyle P.L.C.	55,213	389,265
Tesco P.L.C.	1,044,885	6,407,591
Thomas Cook Group P.L.C.	73,727	210,403
Tomkins P.L.C.	73,285	372,136
Tomkins P.L.C. Sponsored ADR	8,700	176,436
TUI Travel P.L.C.	80,406	265,334
Tullow Oil P.L.C.	113,182	2,186,180
Unilever P.L.C.	87,209	2,477,716
Unilever P.L.C. Sponsored ADR	96,750	2,769,952
United Utilities Group P.L.C.	82,787	759,869
#United Utilities Group P.L.C. ADR	5,177	94,791
Vedanta Resources P.L.C.	19,541	748,096
Vodafone Group P.L.C.	3,802,048	8,865,178
Vodafone Group P.L.C. Sponsored ADR	384,600	9,030,408
Weir Group P.L.C. (The)	7,053	129,953
Whitbread P.L.C.	23,031	508,772
William Morrison Supermarkets P.L.C.	294,132	1,223,114
*Wolseley P.L.C.	35,718	805,628
*Wolseley P.L.C. ADR	19,300	41,881
WPP P.L.C.	111,260	1,183,119
WPP P.L.C. Sponsored ADR	13,460	717,687
Xstrata P.L.C.	286,153	4,551,883

TOTAL UNITED KINGDOM		283,862,657

TOTAL COMMON STOCKS		1,472,890,641

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
Fiat SpA	3,000	22,864

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore SA Rights	275	5

UNITED KINGDOM — (0.0%)
*Resolution, Ltd. Rights 08/05/10	178,539	243,733

TOTAL RIGHTS/WARRANTS		243,738

	Face Amount
	(000)	Value†

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $16,100,000 FNMA 3.901%(r), 02/25/39, valued at $8,479,730) to be repurchased at $8,354,132	$8,354	8,354,000

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)

SECURITIES LENDING COLLATERAL — (11.6%)
§@DFA Short Term Investment Fund	191,202,752	$191,202,752
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $3,498,308) to be repurchased at $3,429,771	$3,430	3,429,714

TOTAL SECURITIES LENDING COLLATERAL		194,632,466

TOTAL INVESTMENTS — (100.0%) (Cost $1,593,202,783)##		$1,676,143,709

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$8,653,686	$101,113,644	—	$109,767,330
Austria	61,680	3,806,940	—	3,868,620
Belgium	1,966,146	9,699,994	—	11,666,140
Canada	143,015,368	—	—	143,015,368
Denmark	2,282,462	12,419,494	—	14,701,956
Finland	2,357,628	11,095,217	—	13,452,845
France	14,772,646	114,957,069	—	129,729,715
Germany	27,203,033	74,451,798	—	101,654,831
Greece	491,630	3,350,087	—	3,841,717
Hong Kong	—	32,211,968	—	32,211,968
Ireland	1,309,976	1,715,818	—	3,025,794
Israel	6,425,898	3,473,048	—	9,898,946
Italy	5,302,593	34,164,199	—	39,466,792
Japan	36,584,828	268,355,045	—	304,939,873
Netherlands	3,907,254	33,564,153	—	37,471,407
New Zealand	—	1,342,764	—	1,342,764
Norway	989,338	10,976,008	—	11,965,346
Portugal	222,691	3,325,321	—	3,548,012
Singapore	164,155	20,886,179	—	21,050,334
Spain	32,427,163	19,630,945	—	52,058,108
Sweden	686,380	36,961,511	—	37,647,891
Switzerland	14,738,561	87,963,666	—	102,702,227
United Kingdom	88,207,147	195,655,510	—	283,862,657
Preferred Stocks
Italy	—	22,864	—	22,864
Rights/Warrants
Belgium	5	—	—	5
United Kingdom	243,733	—	—	243,733
Temporary Cash Investments	—	8,354,000	—	8,354,000
Securities Lending Collateral	—	194,632,466	—	194,632,466

TOTAL	$392,014,001	$1,284,129,708	—	$1,676,143,709

See accompanying Notes to Schedules of Investments.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (85.7%)
AUSTRALIA — (5.6%)
*Acrux, Ltd.	25,686	$45,308
#*Adamus Resources, Ltd.	64,590	28,698
Adelaide Brighton, Ltd.	591,710	1,695,613
*Aditya Birla Minerals, Ltd.	101,345	81,694
#*AED Oil, Ltd.	237,059	106,464
Aevum, Ltd.	67,539	66,540
AGL Energy, Ltd.	62,402	835,115
AJ Lucas Group, Ltd.	37,498	70,356
*Alchemia, Ltd.	57,652	28,190
#Alesco Corp., Ltd.	118,959	280,650
*Alkane Resources, Ltd.	190,707	61,352
#*Alliance Resources, Ltd.	108,059	33,753
*Allied Gold, Ltd.	224,509	64,854
Alumina, Ltd.	543,465	765,556
#Alumina, Ltd. Sponsored ADR	468,068	2,635,223
*Amadeus Energy, Ltd.	234,309	51,024
Amalgamated Holdings, Ltd.	83,094	436,520
*Amcom Telecommunications, Ltd.	479,825	136,630
Amcor, Ltd.	778,258	4,628,048
Amcor, Ltd. Sponsored ADR	30,507	724,541
Ammtec, Ltd.	3,672	11,959
AMP, Ltd.	208,219	1,000,415
*Andean Resources, Ltd.	41,922	141,174
Ansell, Ltd.	101,731	1,182,509
*Antares Energy, Ltd.	151,578	63,024
APA Group, Ltd.	228,532	767,764
*Apex Minerals NL	1,126,705	22,326
#APN News & Media, Ltd.	275,707	527,550
#*Aquila Resources, Ltd.	43,514	292,528
*ARB Corporation, Ltd.	31,381	160,809
#*Aristocrat Leisure, Ltd.	98,200	301,704
*Arrow Energy, Ltd. (6267995)	253,033	1,071,340
*Arrow Energy, Ltd. (B64QQY1)	126,516	86,417
*Asciano Group, Ltd.	2,002,712	3,073,148
ASG Group, Ltd.	65,656	86,140
#ASX, Ltd.	64,167	1,680,423
#*Atlas Iron, Ltd.	32,434	59,219
Ausdrill, Ltd.	206,754	313,615
#*Ausenco, Ltd.	71,336	156,005
Austal, Ltd.	93,467	194,498
#*Austar United Communications, Ltd.	375,146	319,451
Austbrokers Holdings, Ltd.	26,122	111,330
Austereo Group, Ltd.	255,827	385,839
Austin Engineering, Ltd.	9,435	30,265
Australia & New Zealand Banking Group, Ltd.	658,301	13,774,149
#*Australian Agricultural Co., Ltd.	208,280	283,709
Australian Infrastructure Fund NL	484,881	791,315
Australian Pharmaceutical Industries, Ltd.	426,014	157,704
*Australian Worldwide Exploration, Ltd.	629,493	889,242
#Automotive Holdings Group NL	197,705	404,820
*Avexa, Ltd.	345,190	9,982
*AVJennings, Ltd.	143,047	54,192
#*Avoca Resources, Ltd.	85,387	203,711
*AWB, Ltd.	1,051,772	942,624
AXA Asia Pacific Holdings, Ltd.	181,906	894,025
Babcock & Brown Infrastructure Group, Ltd.	26	80
*Bank of Queensland, Ltd.	222,085	2,086,524
#*Bannerman Resources, Ltd.	37,886	13,177

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Beach Petroleum, Ltd.	1,440,418	$874,642
Bendigo Bank, Ltd.	324,007	2,405,057
#Bendigo Mining, Ltd.	255,688	42,785
BHP Billiton, Ltd. Sponsored ADR	82,600	5,966,198
Billabong International, Ltd.	144,901	1,195,333
*Bionomics, Ltd.	19,472	5,663
*Biota Holdings, Ltd.	63,363	56,810
*Bisalloy Steel Group, Ltd.	42,493	6,720
*Blackmores, Ltd.	3,331	68,438
*Blackthorn Resources, Ltd.	1,635	989
*BlueScope Steel, Ltd.	1,494,439	3,215,762
*Boart Longyear Group NL	156,677	434,252
#*Boom Logistics, Ltd.	234,328	81,704
#Boral, Ltd.	574,217	2,205,668
*Bow Energy, Ltd.	139,237	162,351
Bradken, Ltd.	127,128	885,768
#Brambles, Ltd.	143,159	700,409
*Bravura Solutions, Ltd.	48,054	4,304
Breville Group, Ltd.	60,870	122,146
Brickworks, Ltd.	84,633	903,911
#*Brockman Resources, Ltd.	72,484	203,898
BSA, Ltd.	41,919	8,066
*BT Investment Management, Ltd.	23,284	55,912
Cabcharge Australia, Ltd.	85,721	349,137
Calliden Group, Ltd.	35,815	7,452
#Caltex Australia, Ltd.	163,480	1,518,886
#Campbell Brothers, Ltd.	27,013	753,438
Cape Lambert Iron Ore, Ltd.	308,901	100,464
*Capral, Ltd.	19,104	2,757
#Cardno, Ltd. (B00T062)	62,649	222,871
*Cardno, Ltd. (B3WYNR8)	10,441	36,839
*Carnarvon Petroleum, Ltd.	244,224	84,221
*Carnegie Wave Energy, Ltd.	68,359	5,692
Cash Converters International, Ltd.	229,973	114,459
*Catalpa Resources, Ltd.	3,440	4,731
*Cellestis, Ltd.	19,018	47,926
*Centamin Egypt, Ltd.	371,645	875,381
Centennial Coal Co., Ltd.	675,877	3,668,147
#*Ceramic Fuel Cells, Ltd.	22,800	4,342
#*CGA Mining, Ltd.	9,637	18,649
Challenger Financial Services Group, Ltd.	433,442	1,382,454
*ChemGenex Pharmaceuticals, Ltd. (6273635)	168,011	50,784
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	155
*Citadel Resource Group, Ltd.	1,288,604	349,975
*Citigold Corp., Ltd.	806,483	65,591
*Clarius Group, Ltd.	29,108	16,999
#*Clean Seas Tuna, Ltd.	158,151	14,112
*Clinuvel Pharmaceuticals, Ltd.	134,267	28,556
#Clough, Ltd.	202,502	153,328
*CMA Corp., Ltd.	82,218	6,471
#*Coal of Africa, Ltd.	236,081	390,793
Coca-Cola Amatil, Ltd.	57,453	596,359
Cochlear, Ltd.	11,653	745,024
*Cockatoo Coal, Ltd.	425,028	177,248
Codan, Ltd.	4,156	5,441
Coffey International, Ltd.	73,761	73,274
Commonwealth Bank of Australia NL	254,892	12,160,365
*Compass Resources, Ltd.	18,720	2,540
Computershare, Ltd.	98,154	899,484
ConnectEast Group, Ltd.	1,914,062	692,998
*Conquest Mining, Ltd.	74,842	22,653

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Consolidated Media Holdings, Ltd.	121,781	$341,958
*Cooper Energy, Ltd.	226,877	82,938
Corporate Express Australia, Ltd.	19,183	82,828
#Count Financial, Ltd.	35,349	36,158
Coventry Group, Ltd.	13,156	28,182
#Crane Group, Ltd.	94,014	713,111
#Credit Corp. Group, Ltd.	14,500	37,655
*Crescent Gold, Ltd.	260,052	25,785
Crown, Ltd.	263,431	1,901,325
#*CSG, Ltd.	75,496	129,063
CSL, Ltd.	37,159	1,114,062
CSR, Ltd.	1,466,132	2,286,550
#*CudeCo, Ltd.	69,447	292,709
*Cue Energy Resources, Ltd.	136,258	33,938
*Customers, Ltd.	79,921	196,555
Data#3, Ltd.	3,162	24,751
#David Jones, Ltd.	275,701	1,200,266
#*Decmil Group, Ltd.	33,314	50,932
*Deep Yellow, Ltd.	694,990	128,954
*Devine, Ltd.	439,390	97,467
Dominion Mining, Ltd.	24,619	49,706
*Domino’s Pizza Enterprises, Ltd.	3,781	18,629
#Downer EDI, Ltd.	419,350	1,887,700
DUET Group, Ltd.	443,437	656,528
*DuluxGroup, Ltd.	112,734	252,936
DWS Advanced Business Solutions, Ltd.	50,739	65,051
#*Eastern Star Gas, Ltd.	230,163	179,082
#*Elders, Ltd.	458,341	186,416
Emeco Holdings, Ltd.	529,031	323,369
*Energy Resources of Australia, Ltd.	6,088	76,071
#*Energy World Corp., Ltd.	657,279	270,191
Envestra, Ltd.	631,976	289,329
Equity Trustees, Ltd.	1,198	15,998
*eServGlobal, Ltd.	105,415	50,337
Euroz, Ltd.	64,770	69,742
#*Extract Resources, Ltd.	98,791	598,783
#Fairfax Media, Ltd.	1,985,984	2,651,260
Fantastic Holdings, Ltd.	975	1,816
*Felix Resources, Ltd.	60,352	5,553
#*Ferraus, Ltd.	80,857	59,983
FKP Property Group, Ltd.	670,968	426,029
Fleetwood Corp., Ltd.	51,136	447,697
#*FlexiGroup, Ltd.	276,345	322,581
#Flight Centre, Ltd.	50,380	846,733
*Flinders Mines, Ltd.	636,654	57,407
*Focus Minerals, Ltd.	2,319,333	94,738
*Forest Enterprises Australia, Ltd.	405,363	16,503
*Fortescue Metals Group, Ltd.	134,648	524,467
#Foster’s Group, Ltd.	352,948	1,842,882
*Fox Resources, Ltd.	64,224	6,961
*Funtastic, Ltd.	54,775	10,946
*Gascoyne Resources, Ltd.	7,514	648
*Geodynamics, Ltd.	164,951	67,057
#*Gindalbie Metals, Ltd.	356,851	314,183
*Giralia Resources NL	91,756	199,924
*Golden West Resources, Ltd.	18,268	13,208
Goodman Fielder, Ltd.	1,533,299	1,851,209
#Graincorp, Ltd. Series A	120,021	612,055
#*Grange Resources, Ltd.	997,285	505,666
#*Great Southern, Ltd.	123,895	—
GUD Holdings, Ltd.	33,498	283,948

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
*Gujarat NRE Coking Coal, Ltd.	41,557	$23,310
#Gunns, Ltd.	736,170	458,615
GWA International, Ltd.	271,335	742,953
#Harvey Norman Holdings, Ltd.	409,420	1,296,300
Hastie Group, Ltd.	296,864	411,031
Healthscope, Ltd.	209,955	1,136,484
*Heron Resources, Ltd.	152,869	26,276
#*HFA Holdings, Ltd.	535,516	82,544
*Highlands Pacific, Ltd.	193,142	42,909
Hillgrove Resources, Ltd.	239,178	59,483
Hills Industries, Ltd.	250,242	500,143
*Horizon Oil, Ltd.	519,270	129,445
*Icon Energy, Ltd.	19,061	3,279
IDT Australia, Ltd.	16,841	9,620
#iiNet, Ltd.	95,832	240,844
*Iluka Resources, Ltd.	381,783	1,903,861
*Imdex, Ltd.	121,216	88,604
IMF Australia, Ltd.	41,886	56,699
Incitec Pivot, Ltd.	1,051,859	3,102,079
#Independence Group NL	86,954	441,865
#*Indophil Resources NL	211,333	152,312
#Industrea, Ltd.	447,141	143,867
#Infigen Energy, Ltd.	668,377	471,873
Infomedia, Ltd.	80,383	18,599
#*Innamincka Petroleum, Ltd.	57,505	4,780
Insurance Australia Group, Ltd.	1,224,783	3,790,798
*Integra Mining, Ltd.	271,968	85,097
Integrated Research, Ltd.	22,833	8,159
#*Intrepid Mines, Ltd.	385,054	209,209
#Invocare, Ltd.	34,293	188,585
Ioof Holdings, Ltd.	256,228	1,510,994
Iress Market Technology, Ltd.	51,253	382,699
#iSOFT Group, Ltd.	492,150	64,642
*Jabiru Metals, Ltd.	97,308	30,337
*James Hardie Industries SE Sponsored ADR	8,092	236,691
JB Hi-Fi, Ltd.	40,600	703,663
*Kagara, Ltd.	337,369	198,670
*Karoon Gas Australia, Ltd.	52,968	331,658
*Kimberley Metals, Ltd.	17,847	3,234
*Kings Minerals NL	69,902	6,218
Kingsgate Consolidated, Ltd.	69,681	618,016
*Lednium, Ltd.	21,998	1,592
Leighton Holdings, Ltd.	19,677	525,874
Lend Lease Group NL	417,275	2,753,357
Lihir Gold, Ltd.	857,591	3,186,914
*Linc Energy, Ltd.	126,576	183,352
#*Liquefied Natural Gas, Ltd.	76,974	41,529
Lycopodium, Ltd.	6,626	18,987
#*Lynas Corp., Ltd.	1,060,591	729,845
M2 Telecommunications Group, Ltd.	48,903	86,123
*MAC Services Group, Ltd.	24,328	59,858
Macarthur Coal, Ltd.	80,360	913,187
MacMahon Holdings, Ltd.	542,619	290,855
Macquarie Group, Ltd.	196,729	6,641,578
#*Mantra Resources, Ltd.	18,402	75,623
#MAP Group, Ltd.	259,480	696,269
*Marion Energy, Ltd.	119,950	2,185
MaxiTRANS Industries, Ltd.	95,588	26,735
McMillan Shakespeare, Ltd.	18,846	92,681
McPherson’s, Ltd.	54,641	131,666
*Medusa Mining, Ltd.	45,183	158,555

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Melbourne IT, Ltd.	67,703	$129,567
*MEO Australia, Ltd.	460,721	139,949
*Mermaid Marine Australia, Ltd.	151,285	370,346
*Mesoblast, Ltd.	19,275	33,616
#*Metals X, Ltd.	390,689	49,608
Metcash, Ltd.	371,676	1,496,463
#*Metgasco, Ltd.	46,216	17,316
*Minara Resources, Ltd.	290,992	216,049
Mincor Resources NL	164,653	295,905
*Mineral Deposits, Ltd.	128,831	89,767
#Mineral Resources, Ltd.	14,295	105,703
#*Mirabela Nickel, Ltd.	319,735	617,193
*Mitchell Communications Group, Ltd.	195,384	218,210
#*Molopo Energy, Ltd.	203,256	200,478
#*Moly Mines, Ltd.	76,594	50,545
Monadelphous Group, Ltd.	23,173	284,478
Mortgage Choice, Ltd.	48,851	51,699
*Mosaic Oil NL	611,708	80,368
*Mount Gibson Iron, Ltd.	514,916	777,031
#*Murchison Metals, Ltd.	906,153	1,506,599
*Nanosonics, Ltd.	11,184	5,980
National Australia Bank, Ltd.	526,770	12,015,939
*Navitas, Ltd.	108,458	426,350
#*Neptune Marine Services, Ltd.	361,784	90,149
New Hope Corp., Ltd.	431,525	1,839,111
#Newcrest Mining, Ltd.	79,258	2,355,630
*Nexbis, Ltd.	265,625	20,795
#*Nexus Energy, Ltd.	322,500	92,036
#NIB Holdings, Ltd.	338,206	388,252
#*Nido Petroleum, Ltd.	526,662	69,090
#Nomad Building Solutions, Ltd.	82,521	13,418
*Norfolk Group, Ltd.	43,875	37,586
*Norton Gold Fields, Ltd.	59,079	10,120
*Novogen, Ltd. Sponsored ADR	2,215	1,353
*NRW Holdings, Ltd.	153,377	152,377
Nufarm, Ltd.	123,658	428,371
Oaks Hotels & Resorts, Ltd.	24,027	7,825
Oakton, Ltd.	46,008	114,385
Oil Search, Ltd.	389,477	2,060,317
OneSteel, Ltd.	1,845,980	5,005,601
Orica, Ltd.	112,734	2,569,942
Origin Energy, Ltd.	483,880	6,764,855
*Otto Energy, Ltd.	168,000	13,678
*OZ Minerals, Ltd.	2,595,173	2,901,751
*Pacific Brands, Ltd.	1,386,628	1,135,268
#*Paladin Energy, Ltd.	438,064	1,530,162
*Pan Pacific Petroleum NL	245,063	41,091
*PanAust, Ltd.	756,371	391,204
Panoramic Resources, Ltd.	193,526	431,514
*Paperlinx, Ltd.	745,156	403,697
*Patties Foods, Ltd.	5,122	5,549
Peet, Ltd.	93,888	168,821
*Perilya, Ltd.	54,549	21,464
#Perpetual Trustees Australia, Ltd.	14,187	373,187
*Perseus Mining, Ltd.	158,721	300,746
*Petsec Energy, Ltd.	48,701	7,900
#*Pharmaxis, Ltd.	105,064	208,800
#Photon Group, Ltd.	158,904	146,636
#Platinum Asset Mangement, Ltd.	42,020	200,574
#*Platinum Australia, Ltd.	227,487	153,827
*PMP, Ltd.	379,844	206,860

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
*Po Valley Energy, Ltd.	16,224	$4,709
#*Port Bouvard, Ltd.	77,271	8,389
*Poseidon Nickel, Ltd.	48,747	7,965
Premier Investments, Ltd.	59,442	342,881
#Primary Health Care, Ltd.	445,554	1,453,751
Prime Media Group, Ltd.	87,075	58,688
*PrimeAg Australia, Ltd.	14,710	14,292
*Probiotec, Ltd.	16,714	20,999
Programmed Maintenance Service, Ltd.	110,368	189,542
*Qantas Airways, Ltd.	581,314	1,302,833
#QBE Insurance Group, Ltd.	227,600	3,439,990
*Ramelius Resources, Ltd.	56,761	22,105
Ramsay Health Care, Ltd.	61,018	778,895
RCR Tomlinson, Ltd.	82,636	74,760
#*REA Group, Ltd.	6,400	58,929
Reckon, Ltd.	26,821	51,491
Redflex Holdings, Ltd.	49,622	105,316
Reece Australia, Ltd.	10,902	236,737
*Regional Express Holdings, Ltd.	17,416	16,062
*Reject Shop, Ltd. (The)	8,292	118,528
*Resolute Mining, Ltd.	319,258	225,493
*Resource Generation, Ltd.	115,205	62,480
Retail Food Group, Ltd.	45,112	108,010
Reverse Corp., Ltd.	5,700	648
*RHG, Ltd.	358,449	217,379
Ridley Corp., Ltd.	223,266	239,196
Rio Tinto, Ltd.	73,987	4,748,780
#*RiverCity Motorway Group, Ltd.	133,238	3,971
#*Riversdale Mining, Ltd. (6932657)	205,928	1,908,649
*Riversdale Mining, Ltd. (B41J4X4)	29,771	275,533
*Roc Oil Co., Ltd.	695,675	223,608
SAI Global, Ltd. (6716958)	73,105	263,314
*SAI Global, Ltd. (67169RR)	16,923	61,088
Salmat, Ltd.	57,624	211,144
*Sandfire Resources NL	42,105	184,826
Santos, Ltd.	357,994	4,317,174
*Saracen Mineral Holdings, Ltd.	14,684	5,582
Sedgman, Ltd.	22,672	31,728
Seek, Ltd.	69,070	473,320
Select Harvests, Ltd.	14,185	46,041
*Servcorp, Ltd.	31,948	83,661
*Service Stream, Ltd.	166,488	46,682
*Seven Group Holdings, Ltd.	192,011	1,064,856
Sigma Pharmaceuticals, Ltd.	1,426,257	560,421
*Silex System, Ltd.	36,244	151,560
#*Silver Lake Resources, Ltd.	37,930	64,739
Sims Metal Management, Ltd.	165,351	2,662,513
*Sino Strategic International, Ltd.	9,056	2,284
#*Sirtex Medical, Ltd.	10,536	47,872
Skilled Group, Ltd.	103,915	119,486
Slater & Gordon, Ltd.	9,519	12,003
SMS Management & Technology, Ltd.	19,013	101,603
*Sonic Healthcare, Ltd.	145,967	1,362,621
Southern Cross Media Group NL	251,988	421,959
SP Ausnet, Ltd.	479,913	346,590
#SP Telemedia, Ltd.	428,098	700,510
#Spark Infrastructure Group, Ltd.	478,725	532,637
Specialty Fashion Group, Ltd.	29,122	33,229
*Sphere Investments, Ltd.	78,855	113,559
Spotless Group, Ltd.	420,369	779,512
*St. Barbara, Ltd.	1,034,442	282,317

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
*Starpharma Holdings, Ltd.	32,636	$15,640
Straits Resources, Ltd.	134,997	173,790
*Strike Resources, Ltd.	69,365	37,691
*Structural Systems, Ltd.	27,729	13,838
*Stuart Petroleum, Ltd.	5,000	2,124
STW Communications Group, Ltd.	315,207	269,251
Suncorp-Metway, Ltd.	745,348	5,652,471
*Sundance Resources, Ltd.	1,191,078	156,493
*Sunland Group, Ltd.	138,109	82,527
Super Cheap Auto Group, Ltd.	63,314	325,055
#*Swick Mining Services, Ltd.	101,218	33,006
Symex Holdings, Ltd.	21,158	10,579
TABCORP Holdings, Ltd.	531,960	3,298,685
*Talent2 International, Ltd.	70,115	86,312
*Tap Oil, Ltd.	150,974	122,390
#Tassal Group, Ltd.	102,729	132,188
Tatts Group, Ltd.	1,051,795	2,331,824
Technology One, Ltd.	79,299	63,197
Telstra Corp., Ltd.	201,327	586,761
#Telstra Corp., Ltd. ADR	36,500	531,805
*Ten Network Holdings, Ltd.	322,458	487,056
*Terramin Australia, Ltd.	48,195	26,581
TFS Corp., Ltd.	120,003	87,937
*Thakral Holdings Group, Ltd.	359,367	146,551
Thorn Group, Ltd.	91,966	111,922
#*Timbercorp, Ltd.	163,968	—
*Toll Holdings, Ltd.	320,404	1,725,563
Tower Australia Group, Ltd.	324,952	644,509
*Tox Free Solutions, Ltd.	11,865	24,963
Transfield Services, Ltd.	250,663	730,625
#Transfield Services, Ltd. Infrastructure Fund	213,013	120,301
#*Transpacific Industries Group, Ltd.	287,098	273,311
Transurban Group, Ltd.	132,659	536,763
#Troy Resources NL	45,083	102,068
Trust Co., Ltd. (The)	16,059	82,233
UGL, Ltd.	119,075	1,519,955
UXC, Ltd.	253,217	118,993
*View Resources, Ltd.	143,288	16,852
Village Roadshow, Ltd.	52,985	100,251
*Virgin Blue Holdings, Ltd.	3,195,173	898,557
Vision Group Holdings, Ltd.	28,537	7,349
*Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	10,198	31,042
Washington H. Soul Pattinson & Co., Ltd.	188,055	2,215,475
Watpac, Ltd.	115,724	150,665
#*Wattyl, Ltd.	50,015	74,240
#WDS, Ltd.	74,726	27,586
#Webjet, Ltd.	37,950	74,357
*Webster, Ltd.	13,767	4,486
Wesfarmers, Ltd.	361,256	10,177,073
#West Australian Newspapers Holdings, Ltd.	39,763	249,469
Western Areas NL	61,273	269,822
#Westpac Banking Corp.	234,749	5,104,817
#Westpac Banking Corp. Sponsored ADR	52,460	5,678,270
#*White Energy Co., Ltd.	97,471	291,181
Whitehaven Coal, Ltd.	89,830	440,558
WHK Group, Ltd.	177,276	155,490
#Wide Bay Australia, Ltd.	19,652	182,492
Willmott Forests, Ltd.	46,112	13,350
#*Windimurra Vanadium, Ltd.	62,376	9,593
Woodside Petroleum, Ltd.	29,306	1,106,371
Woolworths, Ltd.	65,845	1,536,703

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
WorleyParsons, Ltd.	17,017	$356,564
Wotif.com Holdings, Ltd.	29,133	136,260

TOTAL AUSTRALIA		283,291,708

AUSTRIA — (0.5%)
#Agrana Beteiligungs AG	3,115	296,211
Andritz AG	13,331	834,979
#*A-TEC Industries AG	19,046	198,123
*Austriamicrosystems AG	3,470	116,635
BWIN Interactive Entertainment AG	13,833	768,811
BWT AG	2,227	52,884
CAT Oil AG	11,747	107,848
#*Constantia Packaging AG	10,441	653,786
#Erste Group Bank AG	120,617	4,827,348
#EVN AG	15,739	268,288
Flughafen Wien AG	4,989	288,132
*Frauenthal Holding AG	198	2,159
#*Intercell AG	18,738	385,856
*Kapsch TrafficCom AG	558	23,405
Lenzing AG	627	257,967
Mayr-Melnhof Karton AG	5,046	517,933
Oberbank AG	2,295	129,443
#Oesterreichischen Post AG	21,857	584,098
OMV AG	55,504	1,855,836
*Palfinger AG	4,422	103,698
#*Raiffeisen International Bank Holding AG	43,802	1,986,934
*RHI AG	9,032	269,430
#Rosenbauer International AG	1,136	46,217
*S&T System Integration & Technology Distribution AG	653	8,453
Schoeller-Bleckmann Oilfield Equipment AG	6,369	308,569
Strabag SE	39,798	914,249
Telekom Austria AG	65,761	845,894
Telekom Austria AG ADR	4,200	107,940
#Uniqa Versicherungen AG	35,238	639,767
Verbund AG	4,885	173,311
Vienna Insurance Group AG	29,097	1,379,841
Voestalpine AG	96,025	3,069,900
#*Warimpex Finanz und Beteiligungs AG	7,537	20,020
*Wienerberger AG	92,548	1,282,996
#*Wolford AG	1,281	30,943
*Zumtobel AG	27,628	523,266

TOTAL AUSTRIA		23,881,170

BELGIUM — (0.9%)
Ackermans & van Haaren NV	27,931	1,911,340
Ageas	856,636	2,347,035
*Agfa-Gevaert NV	171,341	1,036,845
Anheuser-Busch InBev NV	113,374	6,005,812
*Arseus NV	6,008	72,676
Banque Nationale de Belgique SA	217	1,037,906
*Barco NV	14,077	703,553
Bekaert SA	13,644	2,969,365
Belgacom SA	19,073	684,419
#Colruyt SA	2,295	565,352
Compagnie d’Entreprises	6,750	339,344
Compagnie Immobiliere de Belgique SA	2,181	85,476
Compagnie Maritime Belge SA	13,740	398,686
#*Deceuninck NV	37,246	88,151
Delhaize Group SA	4,167	307,653
#Delhaize Group SA Sponsored ADR	65,538	4,877,993
*Devgen NV	5,605	65,787

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

BELGIUM — (Continued)
#*Dexia SA	286,717	$1,402,258
D’Ieteren SA	2,197	1,059,772
Duvel Moorgat SA	360	29,333
Econocom Group SA	4,469	65,505
Elia System Operator SA NV	11,314	389,669
Euronav SA	19,236	369,786
EVS Broadcast Equipment SA	3,878	192,041
#Exmar NV	19,309	143,349
*Galapagos NV	756	10,835
*Gimv NV	2,202	108,372
Hamon & Compagnie International SA	743	25,829
Image Recognition Integrated Systems (I.R.I.S.) SA	843	38,330
*Ion Beam Applications SA	10,770	106,132
Jensen-Group NV	2,121	19,894
*KBC Groep NV	88,717	3,904,852
Kinepolis Group NV	11,035	595,395
Lotus Bakeries NV	24	10,956
#*Melexis NV	4,772	59,711
Mobistar SA	8,610	496,438
#Nyrstar NV	96,163	1,115,857
Omega Pharma SA	12,684	542,303
*Option NV	88,995	66,082
*RealDolmen NV	1,244	24,886
Recticel SA	16,622	163,808
Rosier SA	38	12,985
*Roularta Media Group NV	12,286	265,904
*SAPEC SA	208	16,278
Sioen Industries NV	4,626	25,626
Sipef NV	5,390	334,521
#Solvay SA	49,042	4,798,769
*Telenet Group Holding NV	19,890	569,773
#Tessenderlo Chemie NV	28,993	860,701
#*ThromboGenics NV	11,643	230,108
*TiGenix NV	12,489	29,027
UCB SA	91,631	2,954,965
Umicore SA	65,612	2,212,729
Van De Velde NV	1,613	71,076
VPK Packaging Group SA	1,132	42,753

TOTAL BELGIUM		46,864,001

CANADA — (8.8%)
*20-20 Technologies, Inc.	600	1,940
*5N Plus, Inc.	26,357	132,547
Aastra Technologies, Ltd.	13,081	291,763
*Absolute Software Corp.	21,300	91,163
*Advantage Oil & Gas, Ltd.	154,950	978,187
Aecon Group, Inc.	56,400	606,216
#*AEterna Zentaris, Inc.	6,800	7,408
AG Growth International, Inc.	2,470	84,211
AGF Management, Ltd. Class B	127,071	1,845,406
#Agnico Eagle Mines, Ltd.	19,125	1,068,381
#Agrium, Inc.	55,700	3,505,462
#*Ainsworth Lumber Co., Ltd.	9,730	26,690
Akita Drilling, Ltd.	11,400	85,939
#Alamos Gold, Inc.	55,200	830,644
*AlarmForce Industries, Inc.	2,900	19,661
*Alexco Resource Corp.	25,900	79,359
*Alexis Minerals Corp.	173,000	25,242
Algonquin Power & Utilities Corp.	112,775	468,410
Alimentation Couche-Taro, Inc. Class B	69,300	1,444,579
Alliance Grain Traders, Inc.	4,400	141,452

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Alter Nrg Corp.	7,400	$10,653
*Altius Minerals Corp.	33,800	331,408
*Amerigo Resources, Ltd.	141,600	104,680
*Anatolia Minerals Development, Ltd.	57,100	306,592
*Anderson Energy, Ltd.	103,900	121,278
Andrew Peller, Ltd.	2,000	17,100
*Angiotech Pharmaceuticals, Inc.	39,800	23,228
*Angle Energy, Inc.	45,200	333,708
*Antrim Energy, Inc.	110,600	104,355
*Anvil Mining, Ltd.	166,900	480,545
*Arsenal Energy, Inc.	84,000	65,366
#Astral Media, Inc. Class A	49,794	1,764,017
ATCO, Ltd.	23,300	1,145,905
*Atlantic Power Corp.	7,808	101,697
*Atna Resource, Ltd.	5,200	2,428
*Atrium Innovations, Inc.	33,614	540,806
*ATS Automation Tooling System, Inc.	96,940	630,834
#*Augusta Resource Corp.	53,300	116,134
#*Aura Minerals, Inc.	130,400	485,805
#*Aurizon Mines, Ltd.	77,400	387,734
*Avalon Rare Metals, Inc.	15,400	40,146
*AXIA NetMedia Corp.	50,400	88,245
*Azure Dynamics Corp.	109,500	35,149
#*B2Gold Corp.	298,857	488,381
*Baffinland Iron Mines Corp.	333,800	128,253
#*Baja Mining Corp.	127,048	98,865
#*Ballard Power Systems, Inc.	162,070	279,037
#Bank of Montreal	202,373	12,376,043
#Bank of Nova Scotia	172,301	8,646,475
#*Bankers Petroleum, Ltd.	56,033	409,326
#Barrick Gold Corp.	132,617	5,451,480
#BCE, Inc.	124,816	3,818,358
#*Bellatrix Exploration, Ltd.	52,500	188,439
#*BioExx Specialty Proteins, Ltd.	33,791	65,738
*BioteQ Environmental Technologies, Inc.	4,900	3,289
Biovail Corp.	131,310	2,867,477
*Birch Mountain Resources, Ltd.	1,200	6
#*Birchcliff Energy, Ltd.	97,100	944,507
Black Diamond Group, Ltd.	9,400	164,583
#*BlackPearl Resources, Inc.	241,758	736,056
BMTC Group, Inc.	1,600	32,699
#*BNK Petroleum, Inc.	10,779	21,494
Bombardier, Inc.	4,300	19,449
Bombardier, Inc. Class B	136,200	617,375
#Bonterra Energy Corp.	6,100	217,999
*Boralex, Inc. Class A	26,894	226,286
*Breakwater Resources, Ltd.	71,020	201,720
*Bridgewater Systems Corp.	2,700	22,324
*Brigus Gold Corp.	38,457	47,508
*Burcon NutraScience Corp.	6,400	46,504
CAE, Inc.	198,315	1,890,460
*Caledonia Mining Corp.	83,000	4,440
#Calfrac Well Services, Ltd.	28,700	661,631
Calian Technologies, Ltd.	1,677	29,362
*Calmena Energy Services, Inc.	102,654	61,909
*Calvalley Petroleum, Inc.	74,400	234,479
Cameco Corp.	34,500	878,566
Canaccord Capital, Inc.	65,400	618,980
Canada Bread Co., Ltd.	7,900	368,854
Canadian Energy Services & Technology Corp.	4,965	84,517
#Canadian Imperial Bank of Commerce	116,574	8,005,568

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
#Canadian National Railway Co.	54,400	$3,422,059
Canadian National Resources, Ltd.	224,600	7,733,904
Canadian Pacific Railway, Ltd.	98,515	5,882,823
#Canadian Tire Corp. Class A	81,210	4,516,889
Canadian Utilities, Ltd. Class A	67,500	3,204,781
Canadian Western Bank	59,800	1,510,633
*Canadian Zinc Corp.	74,236	31,051
Canam Group, Inc.	50,400	357,881
*Candente Copper Corp.	9,800	3,193
*Candente Gold Corp.	1,960	1,411
*Canfor Corp.	111,800	879,784
*Cangene Corp.	35,800	123,622
#*Capstone Mining Corp.	168,175	408,966
*Cardero Resource Corp.	42,958	47,636
#*Cardiome Pharma Corp.	17,900	146,606
*Carpathian Gold, Inc.	165,900	56,481
Cascades, Inc.	82,865	558,586
*Catalyst Paper Corp.	422,598	59,605
CCL Industries, Inc. Class B	34,100	976,845
*CE Franklin, Ltd.	13,700	84,088
*Celestica, Inc.	228,200	2,028,839
*Celtic Exploration, Ltd.	62,500	765,405
#Cenovus Energy, Inc.	208,817	5,880,309
*Centerra Gold, Inc.	66,006	832,739
#*Cequence Energy, Ltd.	32,400	71,856
*CGI Group, Inc.	238,000	3,403,142
*China Gold International Resources Corp., Ltd.	69,400	268,001
*Chinook Energy, Inc.	26,878	59,087
*Churchill Corp. (The) Class A	10,133	189,837
#CI Financial Corp.	29,000	548,378
*CIC Energy Corp.	53,350	75,247
*Cinch Energy Corp.	42,792	65,767
Clairvest Group, Inc.	1,100	13,257
*Clarke, Inc.	13,900	52,663
#*Claude Resources, Inc.	127,192	128,670
*Coalcorp Mining, Inc.	62,457	5,468
#*Coastal Contacts, Inc.	16,400	20,260
#Cogeco Cable, Inc.	15,300	517,913
#*Colossus Minerals, Inc.	33,000	216,672
#*COM DEV International, Ltd.	81,800	166,297
*Compton Petroleum Corp.	182,200	93,931
#Computer Modelling Group, Ltd.	1,200	20,987
#*Connacher Oil & Gas, Ltd.	398,750	577,927
#*Consolidated Thompson Iron Mines, Ltd.	149,600	1,199,070
Constellation Software, Inc.	1,200	47,858
Contrans Group, Inc.	15,459	134,583
*Coolbrands International, Inc.	42,724	51,532
*Copper Mountain Mining Corp.	11,100	31,420
Corby Distilleries, Ltd.	10,250	151,549
*Corridor Resources, Inc.	89,500	507,548
Corus Entertainment, Inc. Class B	117,100	2,210,895
*Cott Corp.	98,400	589,606
#Crescent Point Energy Corp.	51,800	1,909,150
*Crew Energy, Inc.	73,108	1,173,369
*Crocotta Energy, Inc.	19,099	31,582
*Crowflight Minerals, Inc.	54,500	7,157
*Crystallex International Corp.	276,283	119,591
*CVTech Group, Inc.	9,700	11,134
*Cyberplex Inc.	36,700	22,133
Dalsa Corp.	11,700	123,254
#Daylight Energy, Ltd.	23,830	206,300

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
#*Delphi Energy Corp.	67,600	$178,198
#*Denison Mines Corp.	220,620	336,923
*Descartes Systems Group, Inc. (The)	51,500	303,575
#*Detour Gold Corp.	31,793	740,976
*DHX Media, Ltd.	17,231	15,336
*DiagnoCure, Inc.	20,200	25,151
#Dorel Industries, Inc. Class B	33,900	1,146,542
#*DragonWave, Inc.	29,800	181,458
*Duluth Metals, Ltd.	18,800	33,465
#*Dundee Precious Metals, Inc.	95,198	388,922
DundeeWealth, Inc.	45,600	614,328
*Dynasty Metals & Mining, Inc.	18,100	59,861
*Eastern Platinum, Ltd.	889,200	899,536
*Eastmain Resources, Inc.	27,600	33,022
easyhome, Ltd.	500	4,372
*ECU Silver Mining, Inc.	58,100	33,344
*EGI Financial Holdings, Inc.	900	7,879
E-L Financial Corp., Ltd.	88	38,947
#Eldorado Gold Corp.	226,848	3,684,997
#*Electrovaya, Inc.	13,700	32,516
*Ember Resources, Inc.	59	31
#Emera, Inc.	16,017	412,402
Empire Co., Ltd. Class A	31,736	1,728,725
Enbridge, Inc.	70,596	3,436,237
Encana Corp.	212,857	6,507,558
#*Endeavour Silver Corp.	42,825	141,632
Enghouse Systems, Ltd.	11,429	95,663
Ensign Energy Services, Inc.	135,400	1,668,711
#*Entree Gold, Inc.	34,600	74,380
*Epsilon Energy, Ltd.	36,242	94,831
#*Equinox Minerals, Ltd.	302,377	1,370,631
Equitable Group, Inc.	13,470	266,635
*Etruscan Resources, Inc.	89,527	37,882
*Euro Goldfields, Ltd.	148,900	1,041,380
Evertz Technologies, Ltd.	11,200	163,198
#*Excellon Resources, Inc.	77,000	60,668
Exco Technologies, Ltd.	7,600	25,135
*EXFO, Inc.	23,576	138,972
*Fairborne Energy, Ltd.	70,476	354,419
Fairfax Financial Holdings, Ltd.	14,030	5,588,527
*Far West Mining, Ltd.	10,800	47,274
#*Farallon Mining, Ltd.	210,000	84,772
Finning International, Inc.	132,200	2,543,569
#*First Majestic Silver Corp.	86,039	333,929
#First Quantum Minerals, Ltd.	43,713	2,739,158
#*First Uranium Corp.	201,100	199,525
*FirstService Corp.	9,700	213,899
*Flint Energy Services, Ltd.	37,800	481,301
*Formation Capital Corp.	7,700	6,816
*Forsys Metals Corp.	28,780	62,708
#Fortis, Inc.	62,628	1,781,887
*Fortress Paper, Ltd.	2,846	76,213
#*Fortuna Silver Mines, Inc.	63,160	127,788
#*Fortune Minerals, Ltd.	15,400	9,737
Forzani Group, Ltd. Class A	37,500	597,126
Franco-Nevada Corp.	60,600	1,846,795
*Fraser Papers, Inc.	6,400	405
*Fronteer Gold, Inc.	140,775	848,991
#*Galleon Energy, Inc. Class A	69,020	257,134
*Gammon Gold, Inc.	179,400	1,066,226
*Garda World Security Corp.	7,000	58,489

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*GBS Gold International, Inc.	42,400	$—
Gennum Corp.	32,970	227,379
#*Geomark Exploration, Ltd.	17,100	13,307
George Weston, Ltd.	30,900	2,359,768
*Gerdau Ameristeel Corp.	136,400	1,497,939
*Gildan Activewear, Inc.	54,600	1,679,877
*Glacier Media, Inc.	22,700	51,889
Glentel, Inc.	3,800	60,989
*GLG Life Tech Corp.	5,071	38,721
*Globestar Mining Corp.	35,100	35,167
Gluskin Shef & Associates, Inc.	4,000	68,440
#*GLV, Inc.	12,023	100,577
GMP Capital, Inc.	32,000	297,884
#Goldcorp, Inc.	190,221	7,456,745
*Golden Star Resources, Ltd.	261,200	1,067,108
#*Grande Cache Coal Corp.	62,000	337,124
#*Great Basin Gold, Ltd.	436,400	776,822
*Great Canadian Gaming Corp.	76,200	478,080
#Great-West Lifeco, Inc.	55,900	1,365,895
#*Greystar Resources, Ltd.	21,400	82,848
Groupe Aeroplan, Inc.	185,941	1,785,164
*Guyana Goldfields, Inc.	21,800	148,436
*Hanfeng Evergreen, Inc.	32,000	205,437
*Hanwei Energy Services Corp.	17,862	7,037
*Harry Winston Diamond Corp.	80,100	992,631
#*Helix BioPharma Corp.	900	2,101
*Hemisphere GPS, Inc.	46,880	34,657
*Heroux-Devtek, Inc.	27,600	159,739
Home Capital Group, Inc.	26,200	1,170,533
*Horizon North Logistics, Inc.	4,850	7,784
*HudBay Minerals, Inc.	169,409	2,112,566
Husky Energy, Inc.	55,860	1,372,524
#*Hydrogenics Corp.	700	2,710
#IAMGOLD Corp.	357,182	5,631,944
IESI-BFC, Ltd.	80,162	1,812,914
IGM Financial, Inc.	28,900	1,136,828
#*Imax Corp.	26,020	402,177
*Imperial Metals Corp.	28,700	466,213
Imperial Oil, Ltd.	15,803	618,255
*Imris, Inc.	6,500	28,452
#Indigo Books & Music, Inc.	5,523	79,832
Industrial Alliance Insurance & Financial Services, Inc.	98,400	3,123,187
#*Inmet Mining Corp.	51,894	2,536,524
#Innergex Renewable Energy, Inc.	711	6,024
*Insignia Energy, Ltd.	4,148	7,868
Intact Financial Corp.	96,200	4,383,063
#*Inter-Citic Minerals, Inc.	38,763	49,394
#*Intermap Technologies, Ltd.	19,600	13,727
*International Forest Products, Ltd. Series A	37,261	149,327
*International Tower Hill Mines, Ltd.	11,800	73,919
*Intertape Polymer Group, Inc.	52,504	102,143
#*Ivanhoe Energy, Inc.	102,500	202,398
#*Ivanhoe Mines, Ltd.	87,700	1,547,471
*Ivernia, Inc.	156,000	44,006
#*Jaguar Mining, Inc.	81,800	667,576
Jean Coutu Group (PJC), Inc. Class A (The)	95,600	795,078
*KAB Distribution, Inc.	27,975	—
#*Katanga Mining, Ltd.	525,231	505,791
#*Keegan Resources, Inc.	8,600	44,253
*Kimber Resources, Inc.	15,200	10,202
#*Kingsway Financial Services, Inc.	67,900	126,811

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Kinross Gold Corp.	156,129	$2,562,031
*Kirkland Lake Gold, Inc.	19,100	151,789
*La Mancha Resources, Inc.	83,900	134,658
#*Labopharm, Inc.	45,800	53,460
*Labrador Iron Mines Holdings, Ltd.	36,332	187,306
#*Lake Shore Gold Corp.	243,386	736,278
*Laramide Resources, Ltd.	110,721	121,701
Laurentian Bank of Canada	31,440	1,406,780
#Le Chateau, Inc.	9,300	114,797
*Legacy Oil + Gas, Inc.	60,596	679,609
Leon’s Furniture, Ltd.	35,479	413,441
Linamar Corp.	60,200	1,125,474
#Loblaw Cos., Ltd.	66,000	2,802,296
*Lundin Mining Corp.	436,289	1,697,540
*MacDonald Dettweiler & Associates, Ltd.	24,500	1,143,913
*MAG Silver Corp.	8,500	50,849
*MagIndustries Corp.	352,000	116,415
#Magna International, Inc. Class A	110,487	8,224,863
*Mahalo Energy, Ltd.	683	7
Major Drilling Group International, Inc.	26,300	625,490
#Manitoba Telecom Services, Inc.	14,600	392,391
#Manulife Financial Corp.	479,773	7,625,593
Maple Leaf Foods, Inc.	90,200	808,075
*March Networks Corp.	5,000	18,044
*Marsulex, Inc.	1,200	13,003
#*Martinrea International, Inc.	91,400	733,476
*Maxim Power Corp.	24,537	66,352
MDC Partners, Inc. Class A	11,300	140,474
*MDN, Inc.	24,200	9,651
#*MDS, Inc.	145,226	1,371,669
Mediagrif Interactive Technologies, Inc.	1,100	8,827
#*Medwell Capital Corp.	21,900	6,178
*Mega Uranium, Ltd.	222,600	110,428
#*Mercator Minerals, Ltd.	94,860	178,085
Methanex Corp.	106,400	2,389,744
#Metro, Inc. Class A	86,600	3,701,380
*MGM Energy Corp.	248	47
*Midway Energy, Ltd.	25,410	78,846
*Migao Corp.	39,000	242,031
#*Minco Silver Corp.	19,480	56,845
#*Minera Andes, Inc.	195,000	144,156
*Miranda Technologies, Inc.	17,400	92,920
MKS, Inc.	100	1,184
*Monterey Exploration, Ltd.	13,800	108,462
Mosaid Technologies, Inc.	8,200	182,417
#Mullen Group, Ltd.	70,602	964,893
#National Bank of Canada	95,243	5,465,089
*Nautilus Minerals, Inc.	30,579	60,382
*Neo Material Technologies, Inc.	77,100	282,736
*Nevada Copper Corp.	17,400	39,944
*New Gold, Inc.	370,700	1,831,775
Newalta Corp.	63,395	541,421
Nexen, Inc.	196,996	4,091,109
*NGEx Resources, Inc.	21,259	12,407
Niko Resources, Ltd.	13,900	1,499,180
*Norbord, Inc.	18,130	209,684
#*Norsemont Mining, Inc.	6,653	13,267
*North American Energy Partners, Inc.	15,676	151,873
*North American Palladium, Ltd.	49,800	165,185
*Northern Dynasty Minerals, Ltd.	27,280	189,995
*Northgate Minerals Corp.	379,400	1,125,597

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Northstar Aerospace, Inc.	3,323	$6,061
#*Novagold Resources, Inc.	59,600	369,293
*Noveko International, Inc.	25,784	19,312
Nuvista Energy, Ltd.	79,713	922,703
*Nuvo Research, Inc.	99,000	16,371
*Olympus Pacific Minerals, Inc.	13,600	4,696
#*Oncolytics Biotech, Inc.	15,300	46,880
Onex Corp.	80,068	2,144,908
*Open Range Energy Corp.	25,949	35,085
#*Open Text Corp.	50,300	1,990,863
#*OPTI Canada, Inc.	262,171	420,779
*Orleans Energy, Ltd.	37,000	96,454
#*Oromin Explorations, Ltd.	5,500	4,440
*Orvana Minerals Corp.	97,524	140,397
*Osisko Mining Corp.	64,400	814,357
#*Pace Oil & Gas, Ltd.	1,212	9,255
Pacific Northern Gas, Ltd.	1,525	37,344
*Pacific Rubiales Energy Corp.	172,974	4,149,155
*Paladin Labs, Inc.	8,563	199,905
Pan Amer Silver Corp.	66,000	1,519,595
*Paramount Resources, Ltd. Class A	36,600	767,210
*Parex Resources, Inc.	5,200	28,831
Parkbridge Lifestyles Communities, Inc.	17,076	86,206
#Pason Systems, Inc.	31,719	339,389
*Patheon, Inc.	14,127	35,041
*Peregrine Diamonds, Ltd.	32,200	54,499
*Petaquilla Minerals, Ltd.	73,400	29,273
#PetroBakken Energy, Ltd.	73,970	1,622,512
*Petrobank Energy & Resources, Ltd.	23,149	953,611
#*Petrolifera Petroleum, Ltd.	112,900	64,794
#Petrominerales, Ltd.	6,400	181,283
*Phoscan Chemical Corp.	114,500	43,437
*Platinum Group Metals, Ltd.	18,300	32,931
*Platmin, Ltd.	67,182	65,349
*Plutonic Power Corp.	12,600	29,783
*Points International, Ltd.	64,200	43,089
*Polaris Miner Corp.	7,200	12,046
#*PolyMet Mining Corp.	37,470	56,129
#Potash Corp. of Saskatchewan, Inc.	12,800	1,339,826
#*Potash One, Inc.	18,700	45,111
#Premium Brands Holdings Corp.	15,700	200,058
#Progress Energy Resources Corp.	163,200	1,970,052
*ProMetic Life Sciences, Inc.	41,000	3,789
*ProspEx Resources, Ltd.	26,607	35,975
*Pulse Seismic, Inc.	59,500	79,870
*Pure Energy Services, Ltd.	9,000	26,876
*QLT, Inc.	89,400	511,329
*Quadra FNX Mining, Ltd.	166,510	2,016,487
#Quebecor, Inc. Class B	49,100	1,666,835
*Queenston Mining, Inc.	17,600	58,892
*Quest Capital Corp.	131,636	209,993
#*Questerre Energy Corp.	77,825	232,404
*Red Back Mining, Inc.	69,000	1,746,394
*Reitmans Canada, Ltd.	1,346	24,339
Reitmans Canada, Ltd. Class A	47,400	919,829
Rentcash, Inc.	7,253	114,998
#*Research In Motion, Ltd.	23,400	1,346,345
#*Resverlogix Corp.	15,900	42,068
Richelieu Hardware, Ltd.	11,700	289,185
*Richmont Mines, Inc.	14,300	61,203
#Ritchie Brothers Auctioneers, Inc.	18,600	346,471

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Rock Energy, Inc.	23,500	$117,037
Rocky Mountain Dealerships, Inc.	6,600	49,433
#Rogers Communications, Inc. Class B	37,700	1,311,001
*RONA, Inc.	133,507	1,970,042
#Royal Bank of Canada	162,793	8,506,629
*RS Technologies, Inc.	34,800	4,062
*Rubicon Minerals Corp.	56,800	203,321
*Ruggedcom, Inc.	2,000	28,676
#Russel Metals, Inc.	95,020	1,810,653
#*Sabina Gold & Silver Corp.	98,878	265,457
*Samuel Manu-Tech, Inc.	5,100	36,809
#*Sandvine Corp.	834,400	1,282,381
#Saputo, Inc.	29,700	907,424
Savanna Energy Services Corp.	64,200	349,711
Sceptre Invesment Counsel, Ltd.	900	5,778
*Scorpio Mining Corp.	32,467	21,159
#*Seabridge Gold, Inc.	15,600	401,969
*Sears Canada, Inc.	30,570	773,134
#*SEMAFO, Inc.	133,000	923,710
#Shaw Communictions, Inc. Class B	28,100	551,586
ShawCor, Ltd.	35,700	916,417
Sherritt International Corp.	295,200	1,955,461
#Shoppers Drug Mart Corp.	22,000	750,489
*Shore Gold, Inc.	249,227	152,729
*Sierra Wireless, Inc.	33,000	309,761
#*Silver Standard Resources, Inc.	42,200	692,490
*Silver Wheaton Corp.	161,400	3,044,157
Silvercorp Metals, Inc.	80,000	526,044
#*Sino-Forest Corp.	152,300	2,345,128
#SNC-Lavalin Group, Inc.	15,900	718,713
*Softchoice Corp.	13,855	120,080
*SouthGobi Resources, Ltd.	10,400	132,219
#*Sprott Resource Corp.	103,040	423,967
#*St. Andrew Goldfields, Ltd.	53,000	60,318
#*Stantec, Inc.	44,500	1,047,517
*Starfield Resources, Inc.	45,300	2,644
Stella-Jones, Inc.	2,800	75,907
*Storm Cat Energy Corp.	500	19
*Storm Exploration, Inc.	37,700	502,398
*Stornoway Diamond Corp.	291,920	164,694
*Strateco Resources, Inc.	69,000	40,270
#Student Transportation, Inc.	43,634	240,654
Sun Life Financial, Inc.	257,700	7,249,340
Suncor Energy, Inc.	402,417	13,265,806
*SunOpta, Inc.	69,500	350,863
*Sun-Rype Products, Ltd.	100	839
#Superior Plus Corp.	72,633	946,727
*SXC Health Solutions Corp.	9,600	657,773
#Talisman Energy, Inc.	499,600	8,528,749
#*Tanzanian Royalty Exploration Corp.	17,300	88,515
*Taseko Mines, Ltd.	89,600	364,309
Teck Resources, Ltd. Class B	337,587	11,883,929
Telus Corp. (2381093)	16,961	671,148
Telus Corp. (2381134)	84,954	3,188,099
*Terra Energy Corp.	43,090	59,099
#*Theratechnologies, Inc.	35,600	166,910
#*Thompson Creek Metals Co., Inc.	127,000	1,171,110
Thomson Reuters Corp.	166,778	6,236,026
Tim Hortons, Inc.	31,600	1,078,282
#*Timminco, Ltd.	93,700	51,040
#TMX Group, Inc.	17,400	482,200

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Toromont Industries, Ltd.	33,000	$782,909
#Toronto Dominion Bank	235,160	16,734,892
#Torstar Corp. Class B	72,800	727,965
#Total Energy Services, Inc.	20,600	170,322
#TransAlta Corp.	175,238	3,552,317
*Transat A.T., Inc. Class B	2,900	33,907
TransCanada Corp.	156,629	5,535,073
Transcontinental, Inc. Class A	85,016	1,226,387
TransForce, Inc.	65,893	651,207
*Transglobe Energy Corp.	51,700	389,743
*Transition Therapeutics, Inc.	5,111	17,152
#*Tranzeo Wireless Technologies, Inc.	18,270	12,085
Trican Well Service, Ltd.	57,600	874,043
Trilogy Energy Corp.	14,500	143,865
#Trinidad Drilling, Ltd.	112,900	578,749
TVA Group, Inc. Class B	4,447	51,475
*Twin Butte Energy, Ltd.	72,700	91,931
#*UEX Corp.	142,100	123,018
Uni-Select, Inc.	18,082	492,130
#*Uranium One, Inc.	571,780	1,551,740
*Ur-Energy, Inc.	83,500	71,475
*UTS Energy Corp.	461,900	1,595,005
*Vecima Network, Inc.	2,200	10,101
*Vector Aerospace Corp.	16,089	114,245
*Ventana Gold Corp.	40,200	321,037
*Vero Energy, Inc.	33,200	217,986
*Virginia Mines, Inc.	10,838	78,645
*Viterra, Inc.	397,258	3,110,673
*Vitran Corp., Inc.	2,400	31,166
WaterFurnace Renewable Energy, Inc.	1,487	36,855
*Webtech Wireless, Inc.	15,500	6,860
*Wescast Industries, Inc.	247	1,454
*Wesdome Gold Mines, Ltd.	74,000	172,754
*West 49, Inc.	2,133	2,676
West Fraser Timber Co., Ltd.	32,100	1,090,660
*Westaim Corp.	84,100	44,175
#*Western Coal Corp.	124,410	508,265
Western Financial Group, Inc.	38,365	79,488
*Westjet Airlines, Ltd.	6,100	74,822
#*Westport Innovations, Inc.	18,628	368,193
Wi-Lan, Inc.	98,100	339,707
Winpak, Ltd.	26,460	259,954
*Wireless Matrix Corp.	29,700	26,578
*Xceed Mortgage Corp.	7,500	9,484
*Xtreme Coil Drilling Corp.	14,400	38,520
Yamana Gold, Inc.	386,016	3,630,927
#*YM Biosciences, Inc.	15,400	20,073
*Yukon-Nevada Gold Corp.	107,732	31,438
#*Zarlink Semiconductor, Inc.	63,900	120,584
*ZCL Composite, Inc.	10,000	34,240

TOTAL CANADA		444,908,968

DENMARK — (0.8%)
A.P. Moller - Maersk A.S.	443	3,732,773
*Aarhus Lokalbank A.S.	809	7,348
*Affitech A.S.	10,000	944
#*Aktieselskabet Roskilde Bank A.S.	4,500	—
*Aktieselskabet Skjern Bank A.S.	210	4,750
#Alk-Abello A.S.	4,901	307,743
*Alm. Brand A.S.	8,430	92,026
*Amagerbanken A.S.	23,502	67,105

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

DENMARK — (Continued)
*Ambu A.S.	2,123	$53,860
#Auriga Industries A.S. Series B	19,564	318,060
#*Bang & Olufsen Holdings A.S.	35,601	345,383
#*Bavarian Nordic A.S.	10,791	414,852
*BoConcept Holding A.S.	450	14,974
Brodrene Hartmann A.S. Series B	2,300	35,436
*Capinordic A.S.	24,798	4,394
#Carlsberg A.S. Series B	53,907	4,772,066
Coloplast A.S.	3,250	337,353
#D/S Norden A.S.	23,041	904,403
*Dalhoff, Larson & Horneman A.S. Series B	9,916	37,175
Danisco A.S.	43,973	3,342,671
*Danske Bank A.S.	170,058	3,993,718
*DFDS A.S.	2,321	147,942
*DiBa Bank A.S.	10,296	111,938
*Djursland Bank A.S.	1,040	24,989
DSV A.S.	103,658	1,848,230
East Asiatic Co., Ltd. A.S.	19,062	486,627
*Fionia Holding A.S.	53,180	—
FLSmidth & Co. A.S.	38,071	2,710,355
Fluegger A.S. Series B	350	26,035
#*Genmab A.S.	37,830	404,214
*GN Store Nord A.S.	166,763	1,138,622
#*Greentech Energy Systems A.S.	36,127	92,802
*Gronlandsbanken A.S.	290	21,265
*H&H International A.S. Series B	5,798	51,752
#H. Lundbeck A.S.	39,104	595,558
Harboes Bryggeri A.S.	2,462	51,777
#*IC Companys A.S.	4,735	145,051
Jeudan A.S.	1,880	142,796
*Jyske Bank A.S.	58,618	2,041,676
*Lastas A.S. Series B	31	216
#*NeuroSearch A.S.	14,359	252,423
NKT Holding A.S.	20,407	1,003,259
*Nordjyske Bank A.S.	3,195	55,041
*Norresundby Bank A.S.	880	26,824
North Media A.S.	3,000	20,981
Novo-Nordisk A.S. Series B	2,000	171,125
Novo-Nordisk A.S. Sponsored ADR	22,700	1,952,881
Novozymes A.S. Series B	4,419	564,032
*Ostjydsk Bank A.S.	285	18,694
*Parken Sport & Entertainment A.S.	2,896	40,170
Per Aarsleff A.S. Series B	1,808	146,101
*Ringkjoebing Landbobank A.S.	2,943	306,880
Rockwool International A.S.	5,950	542,032
#*Royal Unibrew A.S.	8,811	308,098
*Satair A.S.	2,158	90,525
Schouw & Co. A.S.	16,183	354,785
SimCorp A.S.	1,323	219,974
*Sjaelso Gruppen A.S.	16,070	21,461
Solar Holdings A.S. Series B	4,018	272,153
*Spar Nord Bank A.S.	35,210	369,478
*Sparbank A.S.	1,926	32,047
*Sparekassen Faaborg A.S.	271	40,298
#*Sydbank A.S.	68,158	1,696,732
Thrane & Thrane A.S.	4,354	131,687
Tivoli A.S.	90	53,159
*TK Development A.S.	33,181	143,071
#*Topdanmark A.S.	7,870	972,584
#*TopoTarget A.S.	131,221	84,893
*Torm A.S.	17,646	141,560

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

DENMARK — (Continued)
*Torm A.S. ADR	23,082	$183,502
Trygvesta A.S.	12,050	731,676
#*Vestas Wind Systems A.S.	33,103	1,606,479
*Vestjysk Bank A.S.	23,022	325,930
#*William Demant Holding A.S.	3,287	240,700

TOTAL DENMARK		41,950,114

FINLAND — (1.4%)
#Ahlstrom Oyj	19,805	305,818
#*Aldata Solutions Oyj	22,500	16,395
Alma Media Oyj	12,730	104,922
Amer Sports Oyj Series A	135,290	1,503,306
Aspo Oyj	7,309	65,751
#Atria P.L.C.	18,777	276,458
Bank of Aland P.L.C.	1,000	28,535
#BasWare Oyj	4,070	99,972
*Biotie Therapies Corp. Oyj	16,215	9,925
#Cargotec Oyj Series B	32,234	1,156,997
*Componenta Oyj	4,400	35,198
Comptel P.L.C.	51,194	57,576
*Cramo Oyj	21,683	381,631
Digia P.L.C.	10,944	71,331
*Efore Oyj	7,109	6,677
*Elcoteq SE	14,272	31,608
*Elektrobit Corp. Oyj	432,696	552,965
Elisa Oyj	76,185	1,510,713
Etteplan Oyj	7,802	29,910
*Finnair Oyj	67,697	403,438
*Finnlines Oyj	17,325	212,247
Fiskars Oyj Abp Series A	25,877	442,014
Fortum Oyj	158,952	3,693,186
#F-Secure Oyj	37,060	104,974
*Glaston Oyj Abp	9,400	16,833
HKScan Oyj	22,598	241,305
Huhtamaki Oyj	92,888	1,157,236
#Ilkka-Yhtyma Oyj	33,264	277,754
KCI Konecranes Oyj	27,722	904,567
Kemira Oyj	87,320	1,170,723
Kesko Oyj	57,362	2,224,374
#Kone Oyj Series B	35,243	1,608,420
Laennen Tehtaat Oyj	1,800	41,073
Lassila & Tikanoja Oyj	15,665	273,506
*Lemminkainen Oyj	34,746	1,195,778
Metso Corp. Oyj	82,406	3,248,839
#Metso Corp. Oyj Sponsored ADR	10,246	405,742
*M-Real Oyj Series B	222,705	845,911
#Neste Oil Oyj	104,620	1,543,181
Nokia Oyj	16,825	158,438
#Nokia Oyj Sponsored ADR	159,500	1,516,845
#Nokian Renkaat Oyj	53,099	1,489,450
Okmetic Oyj	11,049	63,163
Olvi Oyj Series A	3,350	128,100
#Oriola-KD Oyj Series A	1,000	5,077
Oriola-KD Oyj Series B	70,021	352,044
Orion Oyj Series A	13,037	250,785
Orion Oyj Series B	35,639	688,058
#Outokumpu Oyj	95,356	1,581,565
#Outotec Oyj	21,986	777,389
PKC Group Oyj	17,329	266,805
Pohjola Bank P.L.C.	153,856	1,909,036
Ponsse Oyj	56,952	661,564

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FINLAND — (Continued)
#Poyry Oyj	12,833	$172,546
Raisio P.L.C.	154,444	601,536
#Ramirent Oyj	89,332	962,002
Rapala VMC Oyj	14,912	111,636
#*Rautaruukki Oyj Series K	65,187	1,257,737
#Ruukki Group Oyj	187,282	405,168
Sampo Oyj	226,643	5,536,309
Sanoma Oyj	58,265	1,158,504
Scanfil Oyj	17,754	67,528
Stockmann Oyj Abp Series A	8,998	322,456
#Stockmann Oyj Abp Series B	16,880	600,321
Stora Enso Oyj Series R	509,615	4,124,492
Stora Enso Oyj Sponsored ADR	109,100	883,710
*Tecnomen Lifetree Oyj	215,467	249,906
Teleste Oyj	6,970	42,344
Tieto Oyj	55,551	977,652
#*Tikkurila Oyj	18,350	388,584
Turkistuottajat Oyj	1,600	19,790
UPM-Kymmene Oyj	533,286	7,738,968
UPM-Kymmene Oyj Sponsored ADR	78,154	1,137,141
#Uponor Oyj Series A	42,609	690,140
#Vacon Oyj	2,122	94,035
Vaisala Oyj Series A	4,589	115,083
#Wartsila Corp. Oyj Series B	57,564	3,031,400
Yit Oyj	65,662	1,438,163

TOTAL FINLAND		68,232,259

FRANCE — (6.7%)
*Accor SA	19,546	632,404
#Aeroports de Paris SA	11,748	865,108
*Air France-KLM SA	118,390	1,766,006
Air Liquide SA	22,448	2,521,933
#*Alcatel-Lucent SA	111,418	332,783
*Alcatel-Lucent SA Sponsored ADR	1,724,076	5,137,746
Alstom SA	18,207	952,423
ALTEN SA	25,360	745,031
#*Altran Technologies SA	162,444	665,973
April Group SA	5,587	144,811
#*Archos SA	676	3,605
Arkema SA	42,902	1,871,740
Assystem SA	12,164	188,523
#*Atari SA	26,866	129,667
*Atos Origin SA	52,648	2,259,817
Aubay SA	3,818	25,875
Audika SA	1,627	42,750
Aurea SA	309	3,174
#*Avanquest Software SA	4,596	18,701
#*Avenir Telecom SA	22,182	20,825
AXA SA	3,850	70,686
#AXA SA Sponsored ADR	468,270	8,639,582
*Beneteau SA	18,392	285,299
*BioAlliance Pharma SA	1,230	8,991
bioMerieux SA	3,881	394,166
BNP Paribas SA	321,577	21,982,262
Boiron SA	4,444	158,992
#Bonduelle SA	4,354	373,498
Bongrain SA	8,279	614,640
#Bourbon SA	55,420	2,372,457
#*Boursorama SA	17,958	202,210
Bouygues SA	91,022	3,841,549
*Bull SA	34,423	113,496

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Bureau Veritas SA	9,495	$573,512
Canal Plus SA	21,996	156,146
Capgemini SA	118,996	5,656,769
Carrefour SA	52,357	2,407,110
Casino Guichard Perrachon SA	32,576	2,838,435
*Cegedim SA	2,063	149,566
CEGID Group SA	13,968	388,212
Christian Dior SA	19,425	2,102,685
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	121,554	2,353,285
Cie Generale D’Optique Essilor Intenational SA	21,453	1,341,824
Ciments Francais SA	7,304	589,172
*Club Mediterranee SA	19,182	345,479
CNP Assurances SA	71,688	1,480,269
#Compagnie de Saint-Gobain SA	217,607	9,261,546
*Compagnie Generale de Geophysique-Veritas SA	29,777	574,787
#Compagnie Generale des Establissements Michelin SA Series B	84,605	6,438,649
Credit Agricole SA	276,618	3,775,480
#*CS Communication & Systemes SA	2,624	22,751
Danone SA	40,049	2,244,950
Dassault Systemes SA	7,772	505,056
#Dassault Systemes SA ADR	5,637	368,942
Delachaux SA	5,583	349,022
#*Derichebourg SA	81,666	340,888
*Edenred SA	19,546	343,864
EDF Energies Nouvelles SA	10,871	464,258
#Eiffage SA	30,289	1,527,068
Electricite de France SA	13,190	560,451
Electricite de Strasbourg SA	606	88,471
Entrepose Contracting SA	306	30,467
Eramet SA	2,073	573,052
Esso S.A.F.	3,968	509,061
Establissements Maurel et Prom SA	163,084	1,951,028
#*Etam Developpement SA	26,635	1,254,988
*Euler Hermes SA	22,049	1,749,259
*Euro Disney SCA	13,110	65,540
#*Eurofins Scientific SA	5,134	242,051
*European Aeronautic Defence & Space Co. SA	224,358	5,316,244
Eutelsat Communications SA	19,212	710,062
Exel Industries SA	1,907	67,136
*Faiveley Transport SA	3,055	233,277
*Faurecia SA	14,613	287,257
Fimalac SA	7,726	298,403
Fleury Michon SA	761	36,449
France Telecom SA	200,406	4,191,621
#France Telecom SA Sponsored ADR	212,700	4,460,319
*GameLoft SA	10,318	50,897
*Gascogne SA	555	27,875
Gaumont SA	768	49,680
GDF Suez SA	387,021	12,829,115
GDF Suez SA Sponsored ADR	668	22,204
Gemalto NV	85,331	3,500,336
*GFI Informatique SA	50,856	191,494
GIFI SA	712	42,691
Ginger Groupe Ingenierie Europe SA	1,542	56,660
#GL Events SA	15,066	418,690
Groupe Crit SA	2,059	54,483
#Groupe Danone SA	35,600	400,500
*Groupe Eurotunnel SA	395,921	2,910,126
#*Groupe Open SA	2,036	16,830
Groupe Steria SCA	32,769	888,700
Guerbet SA	603	61,346

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Guyenne et Gascogne SA	5,417	$540,927
#Haulotte Group SA	22,804	222,261
#Havas SA	376,682	1,824,099
Hermes International SA	8,123	1,392,286
#*Hi-Media SA	24,851	102,689
#Iliad SA	3,295	290,171
Imerys SA	41,503	2,409,499
*IMS International Metal Service SA	1,335	18,924
Ingenico SA	43,911	1,110,450
*Innate Pharma SA	7,404	15,531
Inter Parfums Holdings SA	4,294	131,468
Ipsen SA	7,113	236,218
Ipsos SA	21,060	837,275
*JC Decaux SA	52,548	1,347,833
*Kaufman & Broad SA	649	15,086
Korian SA	7,500	164,356
#Lafarge SA	88,854	4,838,074
#Lafarge SA Sponsored ADR	82,410	1,124,072
Lagardere SCA	121,012	4,455,407
#Laurent-Perrier SA	1,327	118,069
LDC SA	178	17,457
*Lectra SA	39,082	157,936
Legrand SA	47,639	1,550,707
Lisi SA	1,986	117,135
L’Oreal SA	9,223	966,685
LVL Medical Groupe SA	1,560	32,268
LVMH Moet Hennessy Louis Vuitton SA	17,187	2,094,395
M6 Metropole Television SA	28,482	631,188
Maisons France Confort SA	2,070	82,813
*Manitou BF SA	15,752	262,959
Manutan International SA	1,789	97,606
#*Meetic SA	9,732	276,467
#Mersen SA	19,038	701,126
*METabolic EXplorer SA	2,597	21,177
*Montupet SA	24,394	192,123
Mr. Bricolage SA	5,705	104,920
*Natixis SA	766,093	4,081,035
#Naturex SA	1,307	52,635
#Neopost SA	14,318	1,107,103
#Nexans SA	38,506	2,610,460
Nexity SA	33,053	1,107,463
#*NicOx SA	36,061	103,643
Norbert Dentressangle SA	2,916	208,760
NRJ Group SA	163,222	1,337,872
*Oeneo SA	14,931	35,900
#*Orco Property Group SA	3,090	20,030
Orpea SA	25,029	996,381
#PagesJaunes SA	101,854	1,128,139
*Parrot SA	3,699	72,565
#Pernod-Ricard SA	43,584	3,407,126
*Peugeot SA	155,988	4,625,407
Pierre & Vacances SA	4,131	273,265
Plastic Omnium SA	5,338	265,400
PPR SA	39,212	5,249,326
#Publicis Groupe SA	34,815	1,569,942
Publicis Groupe SA ADR	50,046	1,127,536
Rallye SA	31,503	1,116,694
#*Recylex SA	15,743	144,924
#Remy Cointreau SA	26,146	1,426,486
*Renault SA	102,430	4,580,067
*Rexel SA	144,533	2,393,862

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Rhodia SA	111,742	$2,305,027
Robertet SA	752	100,642
*Rodriguez Group SA	1,164	4,596
Rougier SA	540	17,675
Rubis SA	10,096	885,694
*Sa des Ciments Vicat SA	4,988	337,549
Safran SA	140,348	3,786,925
Saft Groupe SA	24,500	838,976
SAMSE SA	546	40,222
Sanofi-Aventis SA	2,000	116,265
#Sanofi-Aventis SA ADR	469,095	13,669,428
#*Sartorius Stedim Biotech SA	5,174	218,349
Schneider Electric SA	88,768	10,217,121
SCOR SE	226,234	4,961,687
SEB SA	30,795	2,294,713
*Sechilienne SA	4,780	129,294
SeLoger.com SA	8,965	353,887
*Sequana SA	23,556	331,015
SES SA	57,640	1,423,323
Societe BIC SA	24,379	1,814,124
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	1,430	91,374
Societe Generale Paris SA	176,450	10,133,771
#*Societe Industrielle D’Aviations Latecoere SA	3,518	26,321
#Societe Marseillaise du Tunnel Prado Carenage SA	8,183	266,186
#Societe Television Francaise 1 SA	141,997	2,258,024
Sodexo SA	18,158	1,143,256
Sodexo SA Sponsored ADR	3,800	240,730
#*Soitec SA	103,088	1,113,846
Somfy SA	1,174	235,275
*Sopra Group SA	4,011	284,834
Sperian Protection SA	7,165	1,074,676
*Spir Communication SA	1,034	24,195
#Stallergenes SA	4,306	303,241
Stef-TFE SA	3,120	162,214
STMicroelectronics NV	209,373	1,719,293
#STMicroelectronics NV ADR	332,630	2,724,240
Sucriere de Pithiviers Le Vieil SA	58	50,007
Suez Environnement SA	35,489	660,283
*Sword Group SA	1,051	35,250
*Synergie SA	2,498	63,841
*Technicolor SA	21,822	114,652
Technicolor SA Sponsored ADR	4,360	22,977
Technip SA	47,279	3,147,296
Technip SA ADR	26,593	1,776,146
Teleperformance SA	42,584	1,078,667
Tessi SA	412	30,909
Thales SA	44,404	1,499,496
#*Theolia SA	52,831	72,396
Total SA	18,701	944,056
#Total SA Sponsored ADR	277,291	14,039,243
Toupargel Groupe SA	15,115	303,768
*Transgene SA	5,084	91,637
*Trigano SA	13,259	281,392
#*UbiSoft Entertainment SA	73,984	699,824
Union Financiere de France Banque SA	1,141	35,913
*Valeo SA	93,013	3,333,044
Vallourec SA	82,262	8,000,480
Veolia Environnement SA	7,512	199,413
#Veolia Environnement SA ADR	44,457	1,182,556
Viel et Compagnie SA	45,441	159,681
#Vilmorin & Cie SA	7,657	719,563

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Vinci SA	73,624	$3,563,941
Virbac SA	2,717	327,620
Vivendi SA	382,855	9,182,854
VM Materiaux SA	811	47,610
Vranken Pommery Monopole SA	2,005	86,734
Zodiac Aerospace SA	50,808	2,861,046

TOTAL FRANCE		335,937,172

GERMANY — (5.2%)
A.S. Creation Tapeton AG	906	36,193
*Aareal Bank AG	42,211	883,952
Adidas-Salomon AG	72,359	3,924,966
*ADVA AG Optical Networking	29,926	184,160
#*Agennix AG	2,120	11,132
#*Air Berlin P.L.C.	51,713	242,422
#Aixtron AG	23,204	694,378
Allianz SE	50,897	5,884,130
Allianz SE Sponsored ADR	984,886	11,444,375
Amadeus Fire AG	1,982	58,454
*Analytik Jena AG	3,242	36,390
Asian Bamboo AG	4,277	175,668
Augusta Technologie AG	10,221	172,978
Aurubis AG	34,152	1,552,134
Axel Springer AG	7,480	896,356
Baader Bank AG	11,484	47,677
*Balda AG	24,909	110,933
BASF SE	75,924	4,419,831
BASF SE Sponsored ADR	58,000	3,393,000
Bauer AG	8,918	367,470
Bayer AG	60,913	3,505,942
Bayer AG Sponsored ADR	10,700	616,855
Bayerische Motoren Werke AG	146,243	7,871,655
#BayWa AG	5,966	218,294
*Beate Uhse AG	6,586	4,492
Bechtle AG	14,623	421,631
Beiersdorf AG	5,459	324,388
#Bertrandt AG	2,353	104,701
Bilfinger Berger AG	49,467	2,827,117
Biotest AG	2,351	98,281
*Boewe Systec AG	836	1,146
#*Borussia Dortmund GmbH & Co. KGaA	74,873	103,393
Carl Zeiss Meditec AG	28,471	440,044
Celesio AG	97,740	2,286,315
CENIT AG	2,601	17,791
*Centrosolar Group AG	5,373	35,964
*Centrotec Sustainable AG	5,977	108,206
#*Centrotherm Photovoltaics AG	6,226	252,464
Cewe Color Holding AG	5,813	186,684
Comdirect Bank AG	27,517	252,392
#*Commerzbank AG	386,475	3,498,578
CompuGroup Medical AG	10,931	115,331
#*Conergy AG	52,598	49,957
#*Constantin Medien AG	49,303	107,309
*CropEnergies AG	22,440	107,983
CTS Eventim AG	3,326	168,710
*Curanum AG	12,975	41,478
*D. Logistics AG	10,845	17,086
DAB Bank AG	13,385	72,779
*Daimler AG (5529027)	232,487	12,491,129
*Daimler AG (D1668R123)	33,900	1,832,295
*Data Modul AG	2,305	33,962

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*DEAG Deutsche Entertainment AG	6,954	$17,964
Delticom AG	891	45,354
*Demag Cranes AG	17,235	618,570
Deutsche Bank AG (5750355)	161,383	11,268,776
#Deutsche Bank AG (D181890898)	43,400	3,048,416
*Deutsche Beteiligungs AG	8,293	188,347
Deutsche Boerse AG	18,924	1,329,697
*Deutsche Lufthansa AG	312,746	5,100,475
Deutsche Post AG	359,442	6,262,969
#*Deutsche Postbank AG	145,631	4,654,888
Deutsche Telekom AG	452,605	6,078,559
#Deutsche Telekom AG Sponsored ADR	528,190	7,067,182
*Deutz AG	57,179	345,539
Douglas Holding AG	26,019	1,177,728
*Dr. Hoenle AG	3,148	27,672
Drillisch AG	19,994	121,617
*Duerr AG	7,608	209,062
DVB Bank SE	14,830	481,008
*E.ON AG	264,578	7,925,674
E.ON AG Sponsored ADR	218,470	6,521,330
Eckert & Ziegler AG	2,653	85,798
#Elexis AG	4,195	63,276
*Elmos Semiconductor AG	9,526	101,954
ElreingKlinger AG	9,929	267,083
*ENvitec Biogas AG	1,467	21,477
*Epigenomics AG	100	278
Euromicron AG	1,492	34,619
*Evotec AG	142,137	366,510
#Fielmann AG	3,194	251,200
Fraport AG	35,863	1,864,357
*Freenet AG	113,783	1,212,323
Fresenius Medical Care AG & Co KGaA ADR	26,500	1,449,020
Fresenius Medical Care AG & Co. KGaA	1,707	93,485
Fresenius SE (4352097)	5,853	409,355
Fresenius SE (4568946)	12,668	900,586
Fuchs Petrolub AG	1,249	119,698
GEA Group AG	97,502	2,188,151
Generali Deutschland Holding AG	16,896	2,024,263
*Gerresheimer AG	28,861	1,057,384
Gerry Weber International AG	3,362	108,079
Gesco AG	2,479	142,351
GFK SE	12,311	462,838
#GFT Technologies AG	10,996	45,485
#Gildemeister AG	54,202	758,752
*Grammer AG	8,986	170,069
Grenkeleasing AG	7,247	329,976
H&R WASAG AG	4,797	122,096
#Hamburger Hafen und Logistik AG	7,134	261,208
Hannover Rueckversicherung AG	77,908	3,752,701
Hawesko Holding AG	1,492	54,129
#*Heidelberger Druckmaschinen AG	88,162	869,382
Heidelberger Zement AG	76,683	3,885,975
Henkel AG & Co. KGaA	22,389	928,661
Hochtief AG	28,501	1,843,786
*Homag Group AG	780	13,959
Indus Holding AG	16,644	375,769
#*Infineon Technologies AG	363,490	2,455,124
*Infineon Technologies AG ADR	516,244	3,500,134
Interseroh SE	5,028	300,930
Isra Vision Systems AG	1,054	19,404
*IVG Immobilien AG	128,219	891,158

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*Jenoptik AG	45,884	$260,802
K&S AG	19,587	1,042,837
#Kizoo AG	9,741	98,454
*Kloeckner & Co. SE	170,460	3,568,419
*Koenig & Bauer AG	1,331	25,381
Kontron AG	61,512	491,170
*Krones AG	15,743	892,931
KSB AG	214	148,416
#*Kuka AG	18,254	284,425
KWS Saat AG	2,023	319,288
Lanxess AG	110,432	5,343,186
Leifheit AG	465	9,182
#*Leoni AG	26,176	785,942
Linde AG	41,619	4,869,306
Loewe AG	5,490	46,974
#LPKF Laser & Electronics AG	6,673	80,064
MAN SE	38,390	3,580,836
*Manz Automation AG	1,368	96,547
Mediclin AG	13,261	71,423
#*Medigene AG	17,708	65,558
Medion AG	34,462	414,978
*Merck KGaA	23,808	2,121,746
Metro AG	29,538	1,640,997
MLP AG	41,422	433,239
*Mologen AG	50	598
*Morphosys AG	17,272	356,652
MTU Aero Engines Holding AG	19,518	1,138,780
Muehlbauer Holding & Co. AG	1,362	44,578
Munchener Rueckversicherungs-Gesellschaft AG	80,131	11,119,299
MVV Energie AG	13,093	528,733
Nemetschek AG	2,093	67,601
#*Nordex SE	30,856	316,917
#OHB Technology AG	2,466	45,452
*Patrizia Immobilien AG	1,504	6,030
Pfeiffer Vacuum Technology AG	1,165	91,150
#*Pfleiderer AG	53,358	326,876
Phoenix Solar AG	51	2,221
*PNE Wind AG	46,611	123,173
Porsche Automobil Holding SE	47,069	2,394,162
Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	642,546
*Progress-Werk Oberkirch AG	638	24,439
#PSI AG fuer Produkte und Systeme der Informationstechnologie	3,155	50,968
*Pulsion Medical Systems AG	6,376	26,692
Puma AG Rudolf Dassler Sport	2,392	702,486
PVA TePla AG	8,269	47,417
#*Q-Cells SE	85,221	649,193
#*QIAGEN NV	70,402	1,308,297
*QSC AG	83,054	154,164
R. Stahl AG	2,458	77,470
Rational AG	839	135,739
REALTECH AG	1,910	21,709
Renk AG	322	22,575
*Repower Systems AG	1,223	189,488
Rheinmetall AG	47,546	2,867,314
Rhoen-Klinikum AG	63,353	1,450,386
*Roth & Rau AG	12,685	422,121
RWE AG	21,296	1,504,939
#S.A.G. Solarstrom AG	6,149	36,868
Salzgitter AG	31,313	2,100,351
SAP AG	496	22,711
#SAP AG Sponsored ADR	42,092	1,930,760

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*Schlott Sebaldus AG	17,833	$81,519
*Sedo Holding AG	1,523	5,316
#*SGL Carbon SE	45,981	1,594,213
#Siemens AG Sponsored ADR	125,474	12,219,913
*Silicon Sensor International AG	2,611	25,201
#*Singulus Technologies AG	42,942	239,780
Sixt AG	10,695	277,180
*SKW Stahl-Metallurgie Holding AG	5,323	108,386
*Sky Deutschland AG	200,579	365,402
#SMA Solar Technology AG	1,085	134,224
Software AG	7,016	783,198
#*Solar Millennium AG	10,829	302,644
#Solarworld AG	85,950	1,171,764
#*Solon SE	16,697	87,633
Stada Arzneimittel AG	48,304	1,566,371
STINAG Stuttgarter Invest AG	2,186	54,157
Stratec Biomedical Systems AG	1,763	65,782
#Suedzucker AG	87,688	1,700,829
*Suss Microtec AG	10,939	62,308
Symrise AG	79,251	1,971,459
*TAG Immobilien AG	2,820	16,784
Takkt AG	8,273	94,108
*Technotrans AG	3,213	22,551
Telegate AG	1,816	17,480
ThyssenKrupp AG	182,870	5,438,823
*Tipp24 SE	294	9,032
Tognum AG	21,822	436,183
#*Tomorrow Focus AG	5,190	21,447
#*TUI AG	155,405	1,619,591
UCB SA	546	17,720
#United Internet AG	42,521	527,008
#*Verbio AG	19,313	76,954
#*Versatel AG	13,576	82,860
#Volkswagen AG	9,655	917,064
#Vossloh AG	7,349	735,404
VTG AG	9,238	147,930
#Wacker Chemie AG	5,358	865,904
*Wacker Neuson SE	32,423	480,092
Washtec AG	52,741	518,004
Wincor Nixdorf AG	7,522	423,581
#Wirecard AG	36,801	394,735
Wuerttembergische Metallwarenfabrik AG	1,571	54,156
*XING AG	907	34,111
Zhongde Waste Technology AG	3,973	69,845

TOTAL GERMANY		262,526,163

GREECE — (0.6%)
Aegean Airlines S.A.	11,435	38,084
*Aegek S.A.	51,172	26,721
*Agricultural Bank of Greece S.A.	252,018	400,535
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	350,599	1,030,883
*Alpha Bank A.E.	484,450	3,681,296
*Anek Lines S.A.	168,991	77,028
*Astir Palace Hotels S.A.	16,370	55,687
Athens Medical Center S.A.	29,425	32,480
*Attica Bank S.A.	45,479	84,844
Autohellas S.A.	10,676	24,061
*Balkan Real Estate S.A.	7,486	5,560
Bank of Cyprus Public Co., Ltd. S.A.	3,852	20,697
Bank of Greece S.A.	14,042	617,100
Coca-Cola Hellenic Bottling Co. S.A.	10,980	258,938

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
#Coca-Cola Hellenic Bottling Co. S.A. ADR	50,200	$1,196,266
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	55,174	85,781
*EFG Eurobank Ergasias S.A.	336,395	2,589,770
Elektrak S.A.	4,864	15,752
Ellaktor S.A.	140,979	632,296
*Elval Aluminum Process Co. S.A.	9,817	19,054
*Emporiki Bank of Greece S.A.	20,746	69,936
Euro Reliance General Insurance Co. S.A.	212	166
*Euromedica S.A.	10,100	30,486
EYDAP Athens Water Supply & Sewage Co. S.A.	21,893	161,647
*Folli-Follie S.A.	4,165	97,150
*Forthnet S.A.	307,407	321,033
Fourlis Holdings S.A.	19,884	206,948
*Frigoglass S.A.	9,042	106,820
GEK Terna S.A.	38,472	235,195
*Geniki Bank S.A.	632,454	354,602
*Halkor S.A.	55,380	65,827
Hellenic Duty Free Shops S.A.	1,480	9,349
Hellenic Exchanges S.A.	81,407	589,030
Hellenic Petroleum S.A.	156,821	1,231,461
*Hellenic Telecommunication Organization Co. S.A.	41,869	341,428
*Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	423,724
*Heracles General Cement Co. S.A.	11,802	74,685
Iaso S.A.	18,699	55,190
Inform P. Lykos S.A.	12,414	18,107
*Intracom Holdings S.A.	108,198	108,819
*Intracom Technical & Steel Constructions S.A.	19,793	9,295
Intralot SA-Integrated Lottery Systems & Services S.A.	30,318	134,459
*J&P-Avax S.A.	174,954	367,342
*JUMBO S.A.	10,494	83,509
*Kathimerini Publishing S.A.	3,935	26,121
*Lambrakis Press S.A.	74,202	112,212
*Lavipharm S.A.	15,466	15,344
Loulis Mills S.A.	2,024	4,458
*M.J. Mailis S.A.	5,070	1,720
*Marfin Investment Group S.A.	973,877	1,512,310
Marfin Popular Bank Public Co., Ltd. S.A.	29,647	70,004
Metka S.A.	7,312	86,652
*Michaniki S.A.	30,694	26,805
Motor Oil (Hellas) Corinth Refineries S.A.	27,201	312,026
*Mytilineos Holdings S.A.	80,706	501,999
*National Bank of Greece S.A.	174,151	2,543,006
#National Bank of Greece S.A. ADR	1,040,010	3,016,029
*Nirefs Acquaculture S.A.	16,373	15,587
OPAP S.A.	46,255	684,600
*Piraeus Bank S.A.	324,124	2,144,435
Piraeus Port Authority S.A.	5,029	98,485
*Proton Bank S.A.	37,439	52,276
*Public Power Corp. S.A.	45,099	717,493
*Real Estate Development & Services S.A.	9,620	10,670
S&B Industrial Minerals S.A.	10,424	64,479
Sarantis S.A.	10,732	58,588
*Sidenor Steel Products Manufacturing Co. S.A.	28,031	107,670
*Sprider Stores S.A.	21,663	14,714
*T Bank S.A.	46,506	29,656
*Technical Olympic S.A.	26,803	13,645
Teletypos S.A. Mega Channel	10,729	45,719
Terna Energy S.A.	26,429	130,202
Thessaloniki Port Authority S.A.	1,762	30,398
Titan Cement Co. S.A.	64,301	1,381,665
*TT Hellenic Postbank S.A.	159,453	923,254

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
Viohalco S.A.	86,931	$511,399

TOTAL GREECE		31,252,662

HONG KONG — (2.1%)
*AAC Acoustic Technologies Holdings, Inc.	194,000	345,058
Aeon Stores Hong Kong Co., Ltd.	32,000	47,368
Alco Holdings, Ltd.	216,000	89,884
Allied Group, Ltd.	72,000	245,913
Allied Properties, Ltd.	2,348,393	475,217
*Amax Holdings, Ltd.	247,000	2,674
*Apac Resources, Ltd.	4,160,000	254,838
*APT Satellite Holdings, Ltd.	74,000	28,750
*Artel Solutions Group Holdings, Ltd.	1,195,000	53,988
*Artini China Co., Ltd.	357,000	27,171
Arts Optical International Holdings, Ltd.	70,000	33,885
Asia Financial Holdings, Ltd.	270,000	101,524
Asia Satellite Telecommunications Holdings, Ltd.	148,000	227,915
*Asia Standard Hotel Group, Ltd.	266,164	17,181
Asia Standard International Group, Ltd.	374,745	64,666
ASM Pacific Technology, Ltd.	34,200	312,058
*Associated International Hotels, Ltd.	65,000	137,328
Aupu Group Holding Co., Ltd.	32,000	5,490
#Bank of East Asia, Ltd.	382,400	1,504,365
*Beijing Enterprises Water Group, Ltd.	464,000	153,052
*Beijing Properties Holdings, Ltd.	636,000	63,904
*Bel Global Resources Holdings, Ltd.	2,252,000	49,918
*Birmingham International Holdings, Ltd.	948,000	31,234
BOC Hong Kong (Holdings), Ltd.	664,500	1,708,591
Bonjour Holdings, Ltd.	150,000	43,941
Bossini International Holdings, Ltd.	1,204,000	91,591
#*Bright International Group, Ltd.	460,000	35,621
#*Brightoil Petroleum Holdings, Ltd.	1,272,000	593,112
#*Burwill Holdings, Ltd.	2,087,600	123,908
#C C Land Holdings, Ltd.	2,989,409	1,227,978
Cafe de Coral Holdings, Ltd.	120,000	288,564
*Capital Estate, Ltd.	1,285,000	57,773
Cathay Pacific Airways, Ltd.	745,000	1,659,245
Century City International, Ltd.	1,145,600	90,168
Century Sunshine Group Holdings, Ltd.	1,205,000	45,748
Champion Technology Holdings, Ltd.	3,768,089	97,515
*Chaoyue Group, Ltd.	650,000	51,166
Chen Hsong Holdings, Ltd.	270,000	102,987
Cheuk Nang (Holdings), Ltd.	81,675	26,596
Cheung Kong Holdings, Ltd.	546,000	6,593,299
Cheung Kong Infrastructure Holdings, Ltd.	176,045	659,778
Chevalier International Holdings, Ltd.	102,000	109,514
*Chia Tai Enterprises International, Ltd.	1,420,000	45,763
*China Electronics Corp. Holdings Co., Ltd.	150,000	21,115
*China Energy Development Holdings, Ltd.	1,018,000	53,200
*China Flavors & Fragrances Co., Ltd.	22,000	5,065
*China Glass Holdings, Ltd.	10,000	3,238
China Hong Kong Photo Products Holdings, Ltd.	370,000	26,194
*China Infrastructure Investment, Ltd.	2,032,000	75,962
China Metal International Holdings, Ltd.	440,000	112,770
China Motion Telecom International, Ltd.	490,000	10,626
*China Ocean Shipbuilding Industry Group, Ltd.	510,000	26,683
*China Precious Metal Resources Holdings Co., Ltd.	112,000	23,454
#*China Public Procurement, Ltd.	920,000	80,541
*China Renji Medical Group, Ltd.	7,088,000	40,202
*China Solar Energy Holdings, Ltd.	3,105,000	89,155
*China Sonangol Resources Enterprise, Ltd.	124,000	31,099

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*China Strategic Holdings, Ltd.	795,000	$52,268
China Sunshine Paper Holdings Co., Ltd.	220,000	82,192
China Taisan Technology Group Holdings, Ltd.	807,000	122,081
*China Timber Resources Group, Ltd.	7,300,000	95,027
China Ting Group Holdings, Ltd.	548,000	91,821
#*China WindPower Group, Ltd.	2,153,400	216,571
*China Yunnan Tin Minerals Group, Ltd.	3,420,000	44,485
*China Zirconium, Ltd.	1,104,000	42,674
*Chinasoft International, Ltd.	480,000	92,689
*ChinaVision Media Group, Ltd.	744,000	77,800
Chong Hing Bank, Ltd.	221,000	500,880
Chow Sang Sang Holdings, Ltd.	274,000	542,324
Chu Kong Shipping Development, Ltd.	774,000	201,340
*Chuang’s China Investments, Ltd.	798,000	52,382
Chuang’s Consortium International, Ltd.	542,340	60,113
*Chun Wo Development Holdings, Ltd.	348,000	25,133
Citic 1616 Holdings, Ltd.	396,000	106,783
City Telecom, Ltd. ADR	13,212	135,027
*CK Life Sciences International Holdings, Inc.	3,404,000	203,655
CLP Holdings, Ltd.	166,000	1,225,589
*CNNC International, Ltd.	95,000	80,600
COL Capital, Ltd.	64,000	10,816
Continental Holdings, Ltd.	2,200,000	70,928
*Cosmos Machinery Enterprises, Ltd.	250,000	21,234
CP Pokphand Co., Ltd.	1,350,000	100,749
Cross-Harbour Holdings, Ltd. (The)	102,000	85,627
CSI Properties, Ltd.	7,520,500	169,600
*CST Mining Group, Ltd.	2,457,600	54,253
Dah Chong Hong Holdings, Ltd.	479,000	337,217
*Dah Sing Banking Group, Ltd.	288,166	423,590
*Dah Sing Financial Holdings, Ltd.	128,400	785,783
*Dan Form Holdings Co., Ltd.	1,185,900	116,278
Dawnrays Pharmaceutical Holdings, Ltd.	440,000	128,769
*DBA Telecommunication Asia Holdings, Ltd.	424,000	43,683
Dickson Concepts International, Ltd.	325,000	247,022
DVN Holdings, Ltd.	1,550,000	113,790
*Dynamic Energy Holdings, Ltd.	2,382,000	104,590
Eagle Nice (International) Holdings, Ltd.	264,000	75,882
EcoGreen Fine Chemicals Group, Ltd.	232,000	63,727
*EganaGoldpfeil Holdings, Ltd.	209,588	—
*Emperor Entertainment Hotel, Ltd.	505,000	96,282
Emperor International Holdings, Ltd.	948,000	225,681
Emperor Watch & Jewellery, Ltd.	3,220,000	241,343
*ENM Holdings, Ltd.	1,636,000	154,073
*EPI Holdings, Ltd.	7,580,000	102,368
Esprit Holdings, Ltd.	112,442	708,089
*eSun Holdings, Ltd.	1,029,000	140,937
*EVA Precision Industrial Holdings, Ltd.	296,000	152,909
*Extrawell Pharmaceutical Holdings, Ltd.	170,000	17,961
Fairwood Holdings, Ltd.	35,000	36,636
#Far East Consortium International, Ltd.	1,048,896	306,903
*First Natural Foods Holdings, Ltd.	225,000	—
First Pacific Co., Ltd.	1,346,400	966,701
Fong’s Industries Co., Ltd.	184,000	78,477
*Foundation Group, Ltd.	650,000	7,579
*Fountain SET Holdings, Ltd.	590,000	82,718
#*Foxconn International Holdings, Ltd.	1,152,000	811,150
*Frasers Property China, Ltd.	2,280,000	59,510
#Fubon Bank Hong Kong, Ltd.	400,000	181,584
Fujikon Industrial Holdings, Ltd.	128,000	26,109
#*Galaxy Entertainment Group, Ltd.	957,000	639,409

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*Genting Hong Kong, Ltd.	678,000	$164,400
Get Nice Holdings, Ltd.	4,062,000	251,325
Giordano International, Ltd.	684,000	353,159
*Global Green Tech Group, Ltd.	1,784,080	67,757
Global Sweeteners Holdings, Ltd.	466,000	88,930
Glorious Sun Enterprises, Ltd.	566,000	214,523
Gold Peak Industries Holding, Ltd.	453,000	61,820
#*Golden Resorts Group, Ltd.	5,740,000	251,793
Golden Resources Development International, Ltd.	676,000	44,400
*Goldin Financial Holdings, Ltd.	100,000	9,021
*Goldin Properties Holdings, Ltd.	402,000	185,648
*Good Fellow Resources Holdings, Ltd.	130,000	11,212
Great Eagle Holdings, Ltd.	348,230	911,706
*G-Resources Group, Ltd.	6,900,000	356,209
Guangnan Holdings, Ltd.	642,000	132,978
*Hang Fung Gold Technology, Ltd.	250,000	—
Hang Lung Group, Ltd.	485,000	2,848,573
Hang Lung Properties, Ltd.	460,000	1,910,567
Hang Seng Bank, Ltd.	39,000	540,603
Hannstar Board International Holdings, Ltd.	928,000	203,616
*Hans Energy Co., Ltd.	1,214,000	48,375
Harbour Centre Development, Ltd.	129,000	140,934
Henderson Investment, Ltd.	1,083,000	93,519
Henderson Land Development Co., Ltd.	390,692	2,432,809
HKR International, Ltd.	620,533	264,881
Hon Kwok Land Investment Co., Ltd.	234,000	79,951
Hong Kong & China Gas Co., Ltd.	243,529	609,011
Hong Kong & Shanghai Hotels, Ltd.	525,261	835,350
Hong Kong Aircraft Engineering Co., Ltd.	11,789	158,932
Hong Kong Electric Holdings, Ltd.	119,500	724,637
Hong Kong Exchanges & Clearing, Ltd.	48,500	796,855
*Hong Kong Ferry Holdings, Ltd.	54,000	48,137
#*Hong Kong Resources Holdings Co., Ltd.	405,000	66,251
*Hongkong Chinese, Ltd.	573,700	57,669
Hop Fung Group Holdings, Ltd.	30,000	6,384
Hopewell Holdings, Ltd.	589,500	1,863,537
Hsin Chong Construction Group, Ltd.	280,000	39,653
Huafeng Group Holdings, Ltd.	2,315,800	113,467
Hung Hing Printing Group, Ltd.	442,524	145,485
*Huscoke Resources Holdings, Ltd.	5,592,000	285,131
*Hutchison Harbour Ring, Ltd.	3,618,000	331,692
Hutchison Telecommunications Hong Kong Holdings, Ltd.	644,000	149,993
Hutchison Whampoa, Ltd.	819,000	5,397,942
*Hybrid Kinetic Group, Ltd.	1,350,000	49,701
*I-Cable Communications, Ltd.	512,000	67,251
*IDT International, Ltd.	1,076,000	28,496
*Imagi International Holdings, Ltd.	40,000	885
Industrial & Commercial Bank of China Asia, Ltd.	327,328	971,343
Integrated Distribution Services Group, Ltd.	65,000	125,541
*IPE Group, Ltd.	480,000	55,575
*IT, Ltd.	738,000	265,133
*ITC Properties Group, Ltd.	147,400	35,113
*Jackin International Holdings, Ltd.	666,000	35,154
*Jinhui Holdings, Ltd.	253,000	77,573
*Jiuzhou Development Co., Ltd.	642,000	57,218
*JLF Investment Co., Ltd.	610,000	44,344
*Johnson Electric Holdings, Ltd.	1,154,500	544,506
K Wah International Holdings, Ltd.	996,694	369,374
Kam Hing International Holdings, Ltd.	74,000	14,366
Kantone Holdings, Ltd.	2,403,621	39,930
*Karl Thomson Holdings, Ltd.	28,000	2,491

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Keck Seng Investments (Hong Kong), Ltd.	126,000	$64,780
Kerry Properties, Ltd.	403,083	2,022,091
Kin Yat Holdings, Ltd.	176,000	64,384
*King Stone Energy Group, Ltd.	3,400,000	82,826
Kingmaker Footwear Holdings, Ltd.	518,000	89,356
Kith Holdings, Ltd.	20,000	5,313
*Kiu Hung Energy Holdings, Ltd.	1,300,000	75,314
*Ko Yo Ecological Agrotech Group, Ltd.	4,460,000	79,021
Kowloon Development Co., Ltd.	477,000	523,014
*KPI Co., Ltd.	304,000	11,862
*Lai Sun Development Co., Ltd.	12,928,000	255,341
*Lai Sun Garment International, Ltd.	515,000	41,230
Lam Soon Hong Kong, Ltd.	12,000	10,631
Le Saunda Holdings, Ltd.	430,000	175,649
Lee & Man Holdings, Ltd.	158,000	143,407
Lerado Group Holdings Co., Ltd.	570,000	79,305
*LeRoi Holdings, Ltd.	1,392,000	32,279
Li & Fung, Ltd.	131,600	607,265
#Li Heng Chemical Fibre Technologies, Ltd.	1,245,000	197,533
Lifestyle International Holdings, Ltd.	151,000	315,049
#Lijun International Pharmaceutical Holding, Ltd.	550,000	169,762
*Lippo China Resources, Ltd.	1,052,000	26,633
Lippo, Ltd.	254,000	79,220
Liu Chong Hing Investment, Ltd.	156,000	186,513
*Longrun Tea Group Co., Ltd.	60,000	4,437
Luen Thai Holdings, Ltd.	391,000	39,745
*Luk Fook Holdings (International), Ltd.	186,000	318,156
#Luks Industrial Group, Ltd.	130,000	51,819
*Lung Cheong International Holdings, Ltd.	1,224,000	63,305
Lung Kee (Bermuda) Holdings, Ltd.	222,000	123,525
Magnificent Estates, Ltd.	2,312,000	52,955
Man Yue International Holdings, Ltd.	254,000	78,049
*Mei Ah Entertainment Group, Ltd.	1,460,000	34,392
#*Melco International Development, Ltd.	1,197,000	498,274
Midland Holdings, Ltd.	296,000	278,878
*Ming Fung Jewellery Group, Ltd.	1,344,000	88,688
Miramar Hotel & Investment Co., Ltd.	98,000	98,576
*Mongolia Energy Corp., Ltd.	2,093,000	791,273
MTR Corp., Ltd.	369,364	1,301,322
Nanyang Holdings, Ltd.	4,000	7,209
Natural Beauty Bio-Technology, Ltd.	70,000	12,997
Neo-Neon Holdings, Ltd.	217,500	126,880
*Neptune Group, Ltd.	300,000	5,639
*New Century Group Hong Kong, Ltd.	1,287,200	25,760
*New Times Energy Corp, Ltd.	9,158,000	301,365
New World Development Co., Ltd.	1,685,947	3,014,625
*Neway Group Holdings, Ltd.	2,150,000	79,033
Newocean Green Energy Holdings, Ltd.	1,076,000	174,839
*Next Media, Ltd.	722,000	103,437
*Norstar Founders Group, Ltd.	420,000	—
*North Asia Resources Holdings, Ltd.	355,000	60,958
NWS Holdings, Ltd.	744,937	1,390,481
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	395,000	35,728
*Orient Overseas International, Ltd.	230,500	1,802,486
Oriental Watch Holdings, Ltd.	259,200	73,607
#Overseas Chinese Town Asia Holdings, Ltd.	32,000	18,440
#*Pacific Andes International Holdings, Ltd.	1,555,187	263,026
Pacific Basin Shipping, Ltd.	1,712,000	1,302,806
Pacific Century Premium Developments, Ltd.	1,441,000	261,440
Pacific Textile Holdings, Ltd.	282,000	161,655
Paliburg Holdings, Ltd.	586,790	220,926

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Pan Asia Environmental Protection Group, Ltd.	522,000	$102,025
#PCCW, Ltd.	2,081,000	640,197
#PCCW, Ltd. Sponsored ADR	7,400	22,422
#*Peace Mark Holdings, Ltd.	308,000	—
*Pearl Oriental Innovation, Ltd.	239,000	33,308
Pegasus International Holdings, Ltd.	82,000	13,303
#*PetroAsian Energy Holdings, Ltd.	944,000	85,072
Pico Far East Holdings, Ltd.	600,000	106,206
Playmates Holdings, Ltd.	73,400	24,973
*Playmates Toys, Ltd.	36,700	1,605
*PME Group, Ltd.	1,520,000	119,447
Polytec Asset Holdings, Ltd.	970,000	177,422
Public Financial Holdings, Ltd.	352,000	200,862
*PYI Corp., Ltd.	3,573,970	117,418
Regal Hotels International Holdings, Ltd.	745,400	290,086
*Rising Development Holdings, Ltd.	266,000	65,329
Rivera (Holdings), Ltd.	174,000	7,842
Sa Sa International Holdings, Ltd.	224,000	171,153
*Samling Global, Ltd.	2,958,000	244,500
*SCMP Group, Ltd.	10,000	1,723
Sea Holdings, Ltd.	246,000	126,754
*Sewco International Holdings, Ltd.	60,000	7,426
Shangri-La Asia, Ltd.	1,010,000	2,053,122
Shenyin Wanguo, Ltd.	195,000	82,234
*Shenzhen High-Tech Holdings, Ltd.	172,000	10,185
Shougang Concord Century Holdings, Ltd.	1,332,000	139,120
*Shougang Concord Grand Group, Ltd.	693,000	47,381
*Shougang Concord Technology Holdings, Ltd.	1,574,000	93,392
Shui On Construction & Materials, Ltd.	156,000	194,455
Shun Tak Holdings, Ltd.	1,088,000	616,050
Sing Tao News Corp, Ltd.	346,000	89,202
*Singamas Container Holdings, Ltd.	1,598,000	337,880
*Sino Gas Group, Ltd.	1,230,000	55,398
Sino Land Co., Ltd.	1,136,733	2,153,240
*Sino-Tech International Holdings, Ltd.	1,540,000	89,308
*Sinotel Technologies, Ltd.	437,000	127,368
*Skyfame Realty Holdings, Ltd.	240,000	—
Smartone Telecommunications Holdings, Ltd.	193,000	200,150
Solomon Systech International, Ltd.	1,642,000	126,908
South China (China), Ltd.	1,088,000	80,264
Stella International Holdings, Ltd.	118,500	227,416
Stelux Holdings International, Ltd.	359,000	23,688
*Success Universe Group, Ltd.	616,000	23,034
Sun Hing Vision Group Holdings, Ltd.	122,000	51,736
Sun Hung Kai & Co., Ltd.	511,000	331,666
Sun Hung Kai Properties, Ltd.	391,000	5,742,791
*Sun Innovation Holdings, Ltd.	890,000	32,241
*Superb Summit International Timber Co., Ltd.	2,801,000	97,418
*Sustainable Forest Holdings, Ltd.	2,985,000	173,418
SW Kingsway Capitol Holdings, Ltd.	1,004,000	24,557
Symphony Holdings, Ltd.	682,000	34,360
*Tack Fat Group International, Ltd.	552,000	—
Tack Hsin Holdings, Ltd.	182,000	36,412
Tai Cheung Holdings, Ltd.	478,000	316,045
*TaiFook Securities Group, Ltd.	180,586	126,652
Tan Chong International, Ltd.	372,000	95,358
#Techtronic Industries Co., Ltd.	938,000	780,974
Television Broadcasts, Ltd.	70,000	324,826
*Termbray Industries International (Holdings), Ltd.	112,000	12,592
Texhong Textile Group, Ltd.	406,000	250,403
Texwinca Holdings, Ltd.	184,000	188,437

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*Titan Petrochemicals Group, Ltd.	3,200,000	$280,560
*Tom Group, Ltd.	1,250,000	104,457
*Tomorrow International Holdings, Ltd.	1,245,000	61,069
Tongda Group Holdings, Ltd.	4,390,000	173,102
Top Form International, Ltd.	178,000	11,220
*Town Health International Investments, Ltd.	160,000	24,007
Transport International Holdings, Ltd.	166,400	518,718
*TSC Offshore Group, Ltd.	478,000	82,602
Tungtex (Holdings) Co., Ltd.	174,000	31,994
Tysan Holdings, Ltd.	300,000	46,077
#United Laboratories International Holdings, Ltd. (The)	236,000	365,613
*United Power Investment, Ltd.	2,060,000	66,457
*U-Right International Holdings, Ltd.	1,502,000	2,707
*Value Convergence Holdings, Ltd.	244,000	88,636
Value Partners Group, Ltd.	128,000	76,443
*Vantage International Holdings, Ltd.	222,000	27,437
Varitronix International, Ltd.	131,000	40,408
Vedan International Holdings, Ltd.	1,192,000	127,806
*Victory City International Holdings, Ltd.	810,012	170,008
Vitasoy International Holdings, Ltd.	264,000	206,229
*Vongroup, Ltd.	1,765,000	20,717
*VST Holdings, Ltd.	764,000	244,151
#Vtech Holdings, Ltd.	45,000	480,404
*Wah Nam International Holdings, Ltd.	96,000	17,055
Wai Kee Holdings, Ltd.	222,000	52,666
Water Oasis Group, Ltd.	184,000	28,157
Wharf Holdings, Ltd.	541,750	2,964,533
Wheelock & Co., Ltd.	604,000	1,868,366
*Win Hanverky Holdings, Ltd.	598,000	80,907
Wing Hang Bank, Ltd.	59,000	637,865
*Wing Hing International Holdings, Ltd.	190,000	11,933
Wing On Co. International, Ltd.	83,000	145,214
Wing Tai Properties, Ltd.	374,000	111,714
*Winteam Pharmaceutical Group, Ltd.	326,000	46,080
*Wong’s Kong King International (Holdings), Ltd.	110,000	11,211
*Xingye Copper International Group, Ltd.	440,000	97,132
Xinyi Glass Holding Co., Ltd.	744,000	336,436
Yau Lee Holdings, Ltd.	218,000	31,153
YGM Trading, Ltd.	17,000	24,337
Yue Yuen Industrial (Holdings), Ltd.	407,500	1,320,459
Yugang International, Ltd.	4,450,000	43,101
*ZZNode Technologies Co., Ltd.	216,000	27,874

TOTAL HONG KONG		104,310,041

IRELAND — (0.5%)
*Aer Lingus Group P.L.C.	145,655	176,905
#*Allied Irish Banks P.L.C. Sponsored ADR	440,832	1,106,488
*Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	46,899
*Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	129,380
*Bank of Ireland P.L.C.	77,755	84,171
#Bank of Ireland P.L.C. Sponsored ADR	369,749	1,634,291
C&C Group P.L.C. (B010DT8)	24,512	103,955
C&C Group P.L.C. (B011Y09)	256,757	1,087,220
CRH P.L.C. (0182704)	68,881	1,436,841
CRH P.L.C. (4182249)	26,757	557,832
#CRH P.L.C. Sponsored ADR	254,824	5,358,949
DCC P.L.C. (0242493)	25,457	625,349
DCC P.L.C. (4189477)	48,991	1,202,983
*Dragon Oil P.L.C. (0059079)	78,269	521,628
*Dragon Oil P.L.C. (5323218)	128,862	859,063
*Elan Corp. P.L.C.	11,725	55,006

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

IRELAND — (Continued)
*Elan Corp. P.L.C. Sponsored ADR	203,900	$972,603
FBD Holdings P.L.C.	18,709	166,876
Glanbia P.L.C.	74,909	320,929
Grafton Group P.L.C.	208,360	784,008
Greencore Group P.L.C. (0386410)	113,610	197,421
Greencore Group P.L.C. (5013832)	34,439	59,739
IFG Group P.L.C. (0232524)	19,722	29,590
IFG Group P.L.C. (4373355)	29,060	43,601
*Independent News & Media P.L.C. (B59HWB1)	81,491	75,904
*Independent News & Media P.L.C. (B5TR5N4)	9,779	9,137
Irish Continental Group P.L.C. (3333651)	12,414	244,286
Irish Continental Group P.L.C. (3339455)	50,656	995,340
*Irish Life & Permanent Group Holdings P.L.C.	255,435	580,107
*James Hardie Industries SE	110,804	654,726
*Kenmare Resources P.L.C.	296,459	59,826
Kerry Group P.L.C. (0490656)	76,886	2,444,662
Kerry Group P.L.C. (4519579)	14,844	472,001
*Kingspan Group P.L.C. (0492793)	19,320	135,332
*Kingspan Group P.L.C. (4491235)	106,768	748,107
*McInerney Holdings P.L.C.	94,047	6,113
Paddy Power P.L.C. (0258810)	7,672	278,598
Paddy Power P.L.C. (4828974)	6,049	219,616
*Smurfit Kappa Group P.L.C.	115,721	1,192,529
United Drug P.L.C. (3302480)	70,507	223,690
United Drug P.L.C. (3335969)	184,569	585,600
*Waterford Wedgwood P.L.C.	303,747	—

TOTAL IRELAND		26,487,301

ISRAEL — (0.8%)
*Africa-Israel Investments, Ltd.	9,663	44,041
*Alon Holdings Blue Square, Ltd.	11,322	123,645
*AL-ROV Israel, Ltd.	1,110	28,651
*Alvarion, Ltd.	38,474	82,064
*AudioCodes, Ltd.	29,705	84,486
*Bank Hapoalim B.M.	1,000,946	4,039,762
*Bank Leumi Le-Israel B.M.	714,156	3,031,220
*Bezeq Israeli Telecommunication Corp., Ltd.	300,208	663,126
*Biocell, Ltd.	1,417	17,946
Cellcom Israel, Ltd.	15,074	414,439
Clal Industries & Investments, Ltd.	66,868	409,225
*Clal Insurance Enterprise Holdings, Ltd.	19,103	374,114
Delek Automotive Systems, Ltd.	8,836	98,879
*Elbit Medical Imaging, Ltd.	14,867	196,893
Elbit Systems, Ltd.	16,384	903,195
*Electra (Israel), Ltd.	1,246	120,288
*Elron Electronic Industries, Ltd.	14,989	87,192
*EZchip Semiconductor, Ltd.	536	11,322
*First International Bank of Israel, Ltd. (6123804)	23,115	74,831
*First International Bank of Israel, Ltd. (6123815)	17,853	288,940
*FMS Enterprises Migun, Ltd.	1,992	54,763
*Formula Systems, Ltd.	3,208	40,686
*Frutarom Industries, Ltd.	37,398	302,347
Granite Hacarmel Investments, Ltd.	31,877	66,666
*Hadera Paper, Ltd.	2,312	162,174
Harel Insurance Investments & Finances, Ltd.	8,646	398,350
*Hot Telecommunications Systems, Ltd.	23,179	211,170
Israel Chemicals, Ltd.	85,015	1,047,129
*Israel Discount Bank, Ltd.	313,575	571,790
*Ituran Location & Control, Ltd.	16,672	231,516
*Jerusalem Oil Exploration, Ltd.	2,096	33,676
Makhteshim-Agan Industries, Ltd.	114,174	400,303

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
Matrix IT, Ltd.	14,921	$78,454
*Menorah Mivtachim Holdings, Ltd.	24,098	269,242
*Migdal Insurance & Financial Holdings, Ltd.	266,871	452,631
*Mizrahi Tefahot Bank, Ltd.	120,617	992,832
*Naphtha Israel Petroleum Corp., Ltd.	28,735	110,005
*Neto M.E. Holdings, Ltd.	1,394	53,251
*NetVision, Ltd.	2,914	29,552
*NICE Systems, Ltd. Sponsored ADR	50,751	1,455,031
*Oil Refineries, Ltd.	665,363	312,402
*Orckit Communications, Ltd.	4,442	11,850
*Ormat Industries, Ltd.	63,028	478,475
Osem Investment, Ltd.	4,613	70,345
Partner Communications Co., Ltd.	20,502	340,503
Partner Communications Co., Ltd. ADR	10,175	168,396
*Paz Oil Co., Ltd.	1,506	211,921
*Phoenix Holdings, Ltd. (The)	44,768	108,517
*RADVision, Ltd.	2,502	17,396
*Retalix, Ltd.	15,127	192,021
Scailex Corp, Ltd.	6,203	91,904
Shikun & Binui, Ltd.	91,118	178,824
*Strauss Group, Ltd.	13,406	194,739
*Suny Electronic, Ltd.	4,332	37,656
Super-Sol, Ltd. Series B	54,981	324,864
Teva Pharmaceutical Industries, Ltd.	4,262	210,896
*Teva Pharmaceutical Industries, Ltd. Sponsored ADR	368,163	17,984,763
*Tower Semiconductor, Ltd.	75,914	109,587
*Union Bank of Israel, Ltd.	26,181	111,658

TOTAL ISRAEL		39,212,544

ITALY — (2.3%)
*A.S. Roma SpA	54,117	66,350
#A2A SpA	587,148	880,614
#*ACEA SpA	54,685	628,292
Acegas-APS SpA	14,511	78,377
*Acotel Group SpA	164	10,678
Actelios SpA	276,237	1,013,466
#*Aedes SpA	384,601	102,938
#Alerion Cleanpower SpA	105,048	81,105
Amplifon SpA	31,608	154,809
Ansaldo STS SpA	33,604	439,002
*Antichi Pellettieri SpA	1,703	1,193
#*Arnoldo Mondadori Editore SpA	118,445	389,545
Ascopiave SpA	35,551	71,374
Assicurazioni Generali SpA	130,090	2,615,041
Astaldi SpA	31,316	187,523
Atlantia SpA	31,430	615,355
*Autogrill SpA	43,454	537,560
Azimut Holding SpA	50,816	508,378
#Banca Carige SpA	850,437	1,911,762
Banca Finnat Euramerica SpA	48,133	32,823
Banca Generali SpA	14,082	156,617
#Banca Ifis SpA	6,669	44,372
*Banca Intermobiliare SpA	197,097	1,069,689
*Banca Monte Dei Paschi di Siena SpA	1,215,209	1,594,704
#Banca Piccolo Credito Valtellinese Scarl	170,931	852,800
Banca Popolare dell’Emilia Romagna Scrl	116,711	1,442,559
*Banca Popolare dell’Etruria e del Lazio Scarl	292,715	1,249,144
Banca Popolare di Milano Scarl	521,464	2,758,455
#*Banca Popolare di Sondrio Scarl	173,636	1,559,516
*Banca Profilo SpA	74,107	49,075
Banco di Desio e della Brianza SpA	27,865	137,007

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
Banco Popolare Scarl	648,628	$4,126,693
BasicNet SpA	26,065	91,648
Beghelli SpA	52,121	44,397
Benetton Group SpA	49,000	343,323
Benetton Group SpA Sponsored ADR	3,400	47,662
#*Biesse SpA	3,460	23,923
#*Bonifica Terreni Ferraresi e Imprese Agricole SpA	954	35,429
Brembo SpA	26,257	178,547
*Brioschi Sviluppo Immobiliare SpA	218,173	50,766
Bulgari SpA	66,149	518,313
*Buongiorno SpA	40,209	50,787
#Buzzi Unicem SpA	88,359	963,909
*C.I.R. SpA - Compagnie Industriali Riunite	386,204	729,041
Caltagirone Editore SpA	104,017	251,790
#*Carraro SpA	17,474	52,875
Cembre SpA	4,534	28,650
Cementir Holding SpA	71,232	216,240
Class Editore SpA	14,430	9,079
Credito Artigiano SpA	76,968	144,538
Credito Bergamasco SpA	7,858	227,428
Credito Emiliano SpA	176,453	1,124,349
*d’Amico International Shipping SA	6,736	9,320
Danieli & Co. SpA	11,994	231,416
Davide Campari - Milano SpA	173,024	910,196
De Longhi SpA	19,764	96,236
DiaSorin SpA	11,549	427,277
*Digital Multimedia Technologies SpA	3,548	59,970
#*EEMS Italia SpA	16,551	32,011
*Elica SpA	18,438	39,237
Emak SpA	5,067	27,569
Enel SpA	496,437	2,433,797
Engineering Ingegneria Informatica SpA	376	9,828
Eni SpA	2,426	49,575
Eni SpA Sponsored ADR	112,750	4,612,602
#*ERG Renew SpA	70,185	73,018
#ERG SpA	54,879	715,340
Esprinet SpA	12,829	121,314
#*Eurotech SpA	23,270	61,622
*Fastweb SpA	14,048	215,084
Fiat SpA	285,770	3,659,927
Fiat SpA Sponsored ADR	8,900	113,742
#*Fiera Milano SpA	2,610	13,967
Finmeccanica SpA	283,084	3,107,616
Fondiaria - SAI SpA	86,108	919,687
Gas Plus SpA	4,214	28,194
*Gemina SpA	751,677	484,024
Geox SpA	33,201	185,930
Granitifiandre SpA	4,023	15,449
*Gruppo Coin SpA	24,796	190,163
*Gruppo Editoriale L’Espresso SpA	151,743	316,281
#Hera SpA	351,113	666,326
#Immsi SpA	230,746	240,399
*Impregilo SpA	285,826	759,979
#Indesit Co. SpA	29,784	353,559
Industria Macchine Automatiche SpA	3,460	62,242
*Intek SpA	73,119	44,396
*Interpump Group SpA	7,699	41,539
Intesa Sanpaolo SpA	2,491,747	8,224,130
Intesa Sanpaolo SpA Sponsored ADR	13,817	275,096
Iren SpA	207,492	331,142
*Isagro SpA	4,547	16,330

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
#Italcementi SpA	89,172	$730,088
Italmobiliare SpA	9,797	323,197
*Juventus Football Club SpA	261,962	283,533
#Kerself SpA	2,538	14,860
*Kinexia SpA	435	1,273
*KME Group SpA	347,774	126,830
#Landi Renzo SpA	8,962	40,740
#Lottomatica SpA	34,149	505,417
Luxottica Group SpA	1,585	41,211
Luxottica Group SpA Sponsored ADR	13,000	337,480
Maire Tecnimont SpA	1,108,938	4,137,475
#*Mariella Burani SpA	2,897	9,523
MARR SpA	23,800	205,036
Mediaset SpA	306,270	1,968,317
*Mediobanca SpA	232,513	2,086,240
#Mediolanum SpA	62,915	277,332
Milano Assicurazioni SpA	190,967	370,717
#Nice SpA	16,046	62,746
*PanariaGroup Industrie Ceramiche SpA	6,725	15,315
Parmalat SpA	1,298,097	3,141,480
#Piaggio & C. SpA	105,440	300,218
*Pininfarina SpA	3,278	6,968
*Pirelli & Co. Real Estate SpA	158,620	75,711
Pirelli & Co. SpA	319,574	2,233,165
*Poltrona Frau SpA	21,297	21,977
*Premafin Finanziaria SpA	173,719	199,139
Prysmian SpA	46,647	788,385
Recordati SpA	84,353	633,118
*Reno de Medici SpA	235,915	61,245
Reply SpA	117	2,306
*Retelit SpA	7,242	3,286
*Risanamento Napoli SpA	15,429	6,532
Sabaf SpA	2,256	50,333
*SAES Getters SpA	1,863	13,718
*Safilo Group SpA	28,850	313,522
Saipem SpA	24,737	888,664
#*Saras SpA	153,754	296,813
SAVE SpA	27,718	255,770
Screen Service Broadcasting Technologies SpA	20,463	16,424
#*Seat Pagine Gialle SpA	1,011,157	181,266
*Snai SpA	52,893	207,598
Snam Rete Gas SpA	160,577	753,328
Societa Iniziative Autostradali e Servizi SpA	57,714	551,909
*Societa Partecipazioni Finanziarie SpA	512,474	43,536
#Societe Cattolica di Assicurazoni Scrl SpA	39,759	1,060,879
*Sogefi SpA	17,932	48,307
Sol SpA	25,548	161,091
*Sorin SpA	286,968	557,431
#*Stefanel SpA	18,434	15,506
*Telecom Italia Media SpA	248,615	61,422
Telecom Italia SpA	1,423,481	1,811,728
#Telecom Italia SpA Sponsored ADR	342,088	4,354,780
Tenaris SA ADR	35,500	1,421,775
Terna Rete Elettrica Nazionale SpA	562,494	2,337,967
*Tiscali SpA	932,426	134,747
Tod’s SpA	4,202	319,764
Trevi Finanziaria SpA	13,442	215,547
*Uni Land SpA	58,555	48,208
UniCredit SpA	5,518,028	15,432,536
Unione di Banche Italiane ScpA	414,750	4,448,492
#Unipol Gruppo Finanziario SpA	699,687	527,715

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
Vianini Lavori SpA	11,628	$64,945
Vittoria Assicurazioni SpA	17,594	84,644
Zignago Vetro SpA	4,523	25,666

TOTAL ITALY		116,391,931

JAPAN — (17.7%)
77 Bank, Ltd. (The)	341,000	1,807,310
*A&A Material Corp.	12,000	8,959
*A&D Co., Ltd.	9,400	46,253
ABC-Mart, Inc.	3,300	107,110
*ABILIT Corp.	8,900	8,550
*Accordia Golf Co., Ltd.	265	247,103
Achilles Corp.	182,000	258,090
Adeka Corp.	85,100	829,758
*Aderans Holdings Co., Ltd.	40,000	489,315
Advan Co., Ltd.	25,300	173,849
Advantest Corp.	3,200	68,985
#Advantest Corp. ADR	15,767	341,198
#AEON Co., Ltd.	327,600	3,506,458
*Aeon Delight Co., Ltd.	3,400	66,146
Aeon Fantasy Co., Ltd.	11,400	120,125
*Agrex, Inc.	4,200	37,312
Ahresty Corp.	27,800	241,967
Ai Holdings Corp.	45,900	151,401
Aica Kogyo Co., Ltd.	36,800	420,221
Aichi Bank, Ltd. (The)	6,900	436,992
Aichi Corp.	46,600	177,233
Aichi Machine Industry Co., Ltd.	80,000	257,841
Aichi Steel Corp.	123,000	524,344
Aichi Tokei Denki Co., Ltd.	19,000	58,421
Aida Engineering, Ltd.	78,800	310,161
Aigan Co., Ltd.	20,300	106,812
*Ain Pharmaciez, Inc.	1,600	64,879
Aiphone Co., Ltd.	21,900	365,691
Air Water, Inc.	50,000	543,367
Airport Facilities Co., Ltd.	32,300	117,504
Aisan Industry Co., Ltd.	44,900	351,728
Aisin Seiki Co., Ltd.	76,500	2,128,763
Ajinomoto Co., Inc.	343,000	3,242,919
Akebono Brake Industry Co., Ltd.	24,500	112,377
Akita Bank, Ltd. (The)	169,000	564,321
*Alconix Corp.	2,600	45,065
Alfresa Holdings Corp.	28,600	1,318,726
*All Nippon Airways Co., Ltd.	87,000	294,115
Allied Telesis Holdings K.K.	87,000	121,288
Aloka Co., Ltd.	22,400	157,336
Alpen Co., Ltd.	12,000	190,275
*Alpha Corp.	3,500	32,286
Alpha Systems, Inc.	9,600	195,787
*Alpine Electronics, Inc.	47,600	574,404
*Alps Electric Co., Ltd.	154,500	1,396,986
Alps Logistics Co., Ltd.	10,900	111,763
Altech Co., Ltd.	8,200	29,939
Altech Corp.	2,600	19,200
Amada Co., Ltd.	324,000	2,111,686
Amano Corp.	75,200	614,977
Amiyaki Tei Co., Ltd.	21	57,339
*Amuse, Inc.	8,520	90,080
Ando Corp.	82,000	100,710
Anest Iwata Corp.	24,000	80,220
#*Anritsu Corp.	156,000	931,274

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
#*AOC Holdings, Inc.	69,500	$328,392
AOI Advertising Promotion, Inc.	5,500	28,585
AOI Electronic Co., Ltd.	2,800	39,460
AOKI Holdings, Inc.	27,400	409,071
#Aomori Bank, Ltd. (The)	199,000	483,342
Aoyama Trading Co., Ltd.	77,400	1,223,438
Aozora Bank, Ltd.	498,000	660,108
Arakawa Chemical Industries, Ltd.	22,600	246,598
Araya Industrial Co., Ltd.	59,000	83,716
*Arc Land Sakamoto Co., Ltd.	23,800	309,922
*Arcs Co., Ltd.	22,200	297,575
*Argo Graphics, Inc.	9,000	100,146
#Ariake Japan Co., Ltd.	15,900	242,939
Arisawa Manufacturing Co., Ltd.	60,300	458,497
Aronkasei Co., Ltd.	18,000	70,756
*ART Corp.	10,600	167,427
As One Corp.	14,090	261,584
Asahi Breweries, Ltd.	49,800	881,502
#Asahi Co., Ltd.	900	13,356
Asahi Diamond Industrial Co., Ltd.	59,000	943,881
Asahi Glass Co., Ltd.	398,000	4,053,267
Asahi Holdings, Inc.	6,500	134,481
Asahi Kasei Corp.	390,000	2,037,134
Asahi Kogyosha Co., Ltd.	31,000	124,504
Asahi Organic Chemicals Industry Co., Ltd.	86,000	201,344
#*Asahi Tec Corp.	3,624,000	1,429,623
*Asanuma Corp.	11,000	7,117
#Asatsu-DK, Inc.	20,700	496,667
Asax Co., Ltd.	22	26,317
*Ashimori Industry Co., Ltd.	40,000	59,646
Asics Corp.	23,000	226,457
ASKA Pharmaceutical Co., Ltd.	30,000	210,557
Astellas Pharma, Inc.	31,400	1,061,988
Asunaro Aoki Construction Co., Ltd.	41,500	177,670
#*Atom Corp.	14,400	38,506
Atsugi Co., Ltd.	349,000	431,991
Autobacs Seven Co., Ltd.	30,100	1,119,274
Avex Group Holdings, Inc.	34,200	431,811
Awa Bank, Ltd. (The)	189,000	1,154,066
Bals Corp.	8	9,100
Bando Chemical Industries, Ltd.	146,000	479,313
Bank of Iwate, Ltd. (The)	20,900	1,162,518
Bank of Kyoto, Ltd. (The)	188,000	1,566,100
Bank of Nagoya, Ltd. (The)	143,000	498,518
Bank of Okinawa, Ltd. (The)	18,900	608,654
Bank of Saga, Ltd. (The)	145,000	424,515
Bank of the Ryukyus, Ltd.	46,700	520,606
Bank of Yokohama, Ltd. (The)	605,000	2,784,281
Belc Co., Ltd.	3,700	37,504
Belluna Co., Ltd.	36,150	173,303
Benesse Holdings, Inc.	16,300	720,243
*Best Denki Co., Ltd.	65,500	171,442
#Bic Camera, Inc.	413	170,654
Bidec Servo Corp.	6,000	32,315
*BML, Inc.	7,300	160,475
#Bookoff Corp.	11,400	107,755
Bridgestone Corp.	51,800	925,523
Brother Industries, Ltd.	147,700	1,582,831
Bunka Shutter Co., Ltd.	63,000	165,597
CAC Corp.	12,600	89,495
*Calsonic Kansei Corp.	152,000	457,861

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Canon Electronics, Inc.	6,700	$163,310
Canon Marketing Japan, Inc.	66,300	900,315
Canon, Inc.	7,334	317,678
Canon, Inc. Sponsored ADR	31,850	1,379,742
Capcom Co., Ltd.	13,000	199,177
*Carchs Holdings Co., Ltd.	21,500	6,478
#*Casio Computer Co., Ltd.	168,500	1,209,457
Cawachi, Ltd.	26,500	490,446
#*Cedyna Financial Corp.	105,209	184,557
Central Glass Co., Ltd.	112,000	431,807
Central Japan Railway Co.	84	683,230
Central Security Patrols Co., Ltd.	7,100	66,087
Century Tokyo Leasing Corp.	54,630	654,515
*CHI Group Co., Ltd.	6,400	26,053
Chiba Bank, Ltd. (The)	419,000	2,556,904
*Chiba Kogyo Bank, Ltd. (The)	48,400	324,763
Chino Corp.	47,000	119,323
#Chiyoda Co., Ltd.	27,100	330,928
Chiyoda Corp.	94,000	675,633
Chiyoda Integre Co., Ltd.	25,000	298,042
Chofu Seisakusho Co., Ltd.	27,300	585,920
Chori Co., Ltd.	156,000	180,122
Chubu Electric Power Co., Ltd.	47,100	1,166,115
Chubu Shiryo Co., Ltd.	28,000	189,366
Chudenko Corp.	26,700	300,639
Chuetsu Pulp & Paper Co., Ltd.	122,000	218,880
#*Chugai Mining Co., Ltd.	259,700	120,381
Chugai Pharmaceutical Co., Ltd.	19,800	346,504
Chugai Ro Co., Ltd.	64,000	165,661
Chugoku Bank, Ltd. (The)	106,000	1,233,808
#Chugoku Electric Power Co., Ltd. (The)	29,500	610,891
Chugoku Marine Paints, Ltd.	52,000	370,240
Chukyo Bank, Ltd. (The)	189,000	566,285
Chuo Denki Kogyo Co., Ltd.	31,000	180,430
Chuo Mitsui Trust Holdings, Inc.	538,000	1,904,717
Chuo Spring Co., Ltd.	35,000	131,740
#Circle K Sunkus Co., Ltd.	32,700	437,211
Citizen Holdings Co., Ltd.	243,400	1,459,468
CKD Corp.	72,900	481,574
#*Clarion Co., Ltd.	103,000	220,983
Cleanup Corp.	24,400	142,778
CMIC Co., Ltd.	190	56,090
#CMK Corp.	83,100	436,706
Coca-Cola Central Japan Co., Ltd.	20,900	272,676
Coca-Cola West Co., Ltd.	55,402	1,003,290
cocokara fine HOLDINGS, Inc.	23,520	476,915
#Colowide Co., Ltd.	10,000	52,829
*Columbia Music Entertainment, Inc.	166,000	55,790
*Combi Corp.	4,000	32,057
Commuture Corp.	41,000	235,608
Computer Engineering & Consulting, Ltd.	17,600	81,347
Comsys Holdings Corp.	120,000	1,148,432
*Co-Op Chemical Co., Ltd.	26,000	34,860
Core Corp.	6,100	49,381
Corona Corp.	26,600	238,379
Cosel Co., Ltd.	20,800	303,767
Cosmo Oil Co., Ltd.	604,000	1,438,098
Cosmos Pharmaceutical Corp.	200	5,036
Create Medic Co., Ltd.	3,500	33,853
Credit Saison Co., Ltd.	156,300	1,981,092
#Cresco, Ltd.	36,000	175,505

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Cross Plus, Inc.	2,000	$18,638
#*CSK Holdings Corp.	138,580	569,658
CTI Engineering Co., Ltd.	12,300	59,242
#Culture Convenience Club Co., Ltd.	29,700	125,438
Cybernet Systems Co., Ltd.	159	50,690
#Cybozu, Inc.	33	10,840
Dai Nippon Printing Co., Ltd.	202,000	2,438,207
*Dai Nippon Toryo, Ltd.	103,000	108,465
Daicel Chemical Industries, Ltd.	185,000	1,307,554
Dai-Dan Co., Ltd.	42,000	212,267
Daido Kogyo Co., Ltd.	32,000	53,979
#*Daido Metal Co., Ltd.	40,000	137,611
Daido Steel Co., Ltd.	253,000	1,208,146
Daidoh, Ltd.	18,800	152,297
#*Daiei, Inc. (The)	104,000	497,764
Daifuku Co., Ltd.	87,500	510,652
Daihatsu Motor Co., Ltd.	66,000	776,428
Daihen Corp.	54,000	229,383
Daiho Corp.	49,000	39,190
*Daiichi Chuo Kisen Kaisha	58,000	160,958
Daiichi Jitsugyo Co., Ltd.	78,000	230,286
Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	3,000	124,031
Daiichi Kogyo Seiyaku Co., Ltd.	39,000	98,229
Daiichi Sankyo Co., Ltd.	69,100	1,284,394
Daiken Corp.	119,000	306,826
*Daiki Aluminium Industry Co., Ltd.	43,000	106,857
Daikin Industries, Ltd.	23,000	853,761
Daiko Clearing Services Corp.	17,700	64,182
Daikoku Denki Co., Ltd.	10,200	138,926
Daikokutenbussan Co., Ltd.	200	6,171
*Daikyo, Inc.	229,392	382,481
Daimei Telecom Engineering Corp.	38,500	291,327
Dainichi Co., Ltd.	17,300	115,360
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	79,000	314,249
*Dainippon Screen Manufacturing Co., Ltd.	254,000	1,284,269
#Dainippon Sumitomo Pharma Co., Ltd.	95,100	712,161
Daio Paper Corp.	60,000	480,258
Daisan Bank, Ltd. (The)	147,000	429,226
#Daiseki Co., Ltd.	5,925	120,692
Daishi Bank, Ltd. (The)	288,000	995,836
Daiso Co., Ltd.	91,000	235,254
*Daisue Construction Co., Ltd.	70,000	27,658
Daisyo Corp.	26,100	320,776
Daito Bank, Ltd. (The)	138,000	99,018
Daito Trust Construction Co., Ltd.	6,900	376,137
Daiwa House Industry Co., Ltd.	265,000	2,602,539
Daiwa Industries, Ltd.	40,000	193,686
Daiwa Securities Group, Inc.	980,000	4,237,177
#Daiwabo Holdings Co., Ltd.	219,000	453,136
DC Co., Ltd.	24,400	44,154
DCM Holdings Co., Ltd.	58,980	303,135
DeNa Co., Ltd.	8,700	242,370
Denki Kagaku Kogyo Kabushiki Kaisha	335,000	1,687,045
Denki Kogyo Co., Ltd.	126,000	597,613
Denso Corp.	125,500	3,593,363
#Dentsu, Inc.	53,200	1,326,367
Denyo Co., Ltd.	24,400	170,128
Descente, Ltd.	43,000	241,432
DIC Corp.	345,000	567,215
*Dijet Industrial Co., Ltd.	13,000	17,389
Disco Corp.	17,700	1,071,579

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
DMW Corp.	900	$16,658
#Don Quijote Co., Ltd.	14,200	370,133
Doshisha Co., Ltd.	12,800	287,500
Doutor Nichires Holdings Co., Ltd.	20,823	271,829
Dowa Holdings Co., Ltd.	281,500	1,478,548
#*Dr Ci:Labo Co., Ltd.	19	57,962
*Dream Incubator, Inc.	25	14,842
DTS Corp.	36,000	428,401
*Duskin Co., Ltd.	51,700	918,239
#Dwango Co., Ltd.	46	84,960
Dydo Drinco, Inc.	11,400	425,565
*Dynic Corp.	14,000	23,803
#eAccess, Ltd.	334	215,456
Eagle Industry Co., Ltd.	40,000	286,267
*Earth Chemical Co., Ltd.	2,100	64,935
East Japan Railway Co.	19,000	1,221,104
*Ebara Corp.	240,000	912,163
Echo Trading Co., Ltd.	3,000	35,718
#Edion Corp.	89,000	680,252
#Ehime Bank, Ltd. (The)	340,000	876,148
Eighteenth Bank, Ltd. (The)	162,000	453,911
Eiken Chemical Co., Ltd.	28,700	260,471
#Eisai Co., Ltd.	11,500	392,044
Eizo Nanao Corp.	18,000	401,780
Electric Power Development Co., Ltd.	13,700	423,858
*Elematec Corp.	18,400	214,430
*Elna Co., Ltd.	12,000	15,281
#*Elpida Memory, Inc.	98,500	1,479,434
#Enplas Corp.	16,100	345,441
#*Enshu, Ltd.	37,000	40,960
Ensuiko Sugar Refining Co., Ltd.	11,000	18,192
#EPS Co., Ltd.	23	59,616
ESPEC Corp.	37,100	241,431
Excel Co., Ltd.	1,500	17,438
Exedy Corp.	35,400	1,018,662
#Ezaki Glico Co., Ltd.	45,000	534,712
F&A Aqua Holdings, Inc.	3,500	32,546
*Faith, Inc.	847	72,923
FALCO SD HOLDINGS Co., Ltd.	7,800	72,795
FamilyMart Co., Ltd.	13,500	482,321
Fancl Corp.	16,800	251,887
Fanuc, Ltd.	6,000	708,291
Fast Retailing Co., Ltd.	2,800	420,948
*FCC Co., Ltd.	20,400	394,218
*FDK Corp.	65,000	100,089
*Felissimo Corp.	1,200	17,153
FIDEA Holdings Co., Ltd.	28,100	53,032
*First Baking Co., Ltd.	12,000	16,433
Foster Electric Co., Ltd.	21,600	582,945
FP Corp.	6,100	324,217
#France Bed Holdings Co., Ltd.	137,000	201,120
F-Tech, Inc.	6,200	94,632
#*Fudo Tetra Corp.	128,400	75,636
Fuji Co., Ltd.	11,600	205,886
Fuji Corp, Ltd.	35,400	126,267
#Fuji Electric Holdings Co., Ltd.	575,000	1,597,559
*Fuji Electronics Co., Ltd.	21,200	245,820
*Fuji Fire & Marine Insurance Co., Ltd.	141,000	191,877
Fuji Furukawa Engineering & Construction Co., Ltd.	10,000	17,099
*Fuji Heavy Industries, Ltd.	441,000	2,423,058
#*Fuji Kiko Co., Ltd.	11,000	25,684

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Fuji Kyuko Co., Ltd.	14,000	$74,987
Fuji Oil Co., Ltd.	32,200	474,256
Fuji Oozx, Inc.	6,000	20,100
*Fuji Seal International, Inc.	3,700	81,235
#Fuji Soft, Inc.	19,300	314,816
Fuji Television Network, Inc.	247	358,005
Fujibo Holdings, Inc.	69,000	102,172
Fujicco Co., Ltd.	31,600	373,993
FUJIFILM Holdings Corp.	160,875	5,009,769
Fujikura Kasei Co., Ltd.	47,400	290,353
Fujikura Rubber, Ltd.	18,900	73,065
Fujikura, Ltd.	352,000	1,655,063
Fujimi, Inc.	21,200	297,816
Fujimori Kogyo Co., Ltd.	14,100	189,270
Fujita Kanko, Inc.	11,000	45,144
Fujitec Co., Ltd.	93,000	484,364
Fujitsu Frontech, Ltd.	25,200	184,553
Fujitsu General, Ltd.	42,000	232,088
Fujitsu, Ltd.	297,292	2,106,821
*Fujiya Co., Ltd.	46,000	91,022
*FuKoKu Co., Ltd.	7,700	64,072
Fukuda Corp.	42,000	65,938
Fukui Bank, Ltd. (The)	278,000	886,224
Fukuoka Financial Group, Inc.	462,600	1,923,316
Fukushima Bank, Ltd.	242,000	139,685
*Fukusima Industries Corp.	5,100	46,586
Fukuyama Transporting Co., Ltd.	249,000	1,197,182
Fumakilla, Ltd.	16,000	75,907
Funai Consulting Co., Ltd.	10,500	62,457
Funai Electric Co., Ltd.	17,900	637,558
*Furukawa Co., Ltd.	350,000	372,914
Furukawa Electric Co., Ltd.	343,067	1,525,500
*Furukawa-Sky Aluminum Corp.	85,000	229,200
Furusato Industries, Ltd.	14,900	85,049
Fuso Pharmaceutical Industries, Ltd.	91,000	287,569
Futaba Corp.	45,500	821,142
*Futaba Industrial Co., Ltd.	95,400	659,347
Future Architect, Inc.	69	23,612
Fuyo General Lease Co., Ltd.	19,200	440,079
G-7 Holdings, Inc.	6,500	39,457
Gakken Holdings Co., Ltd.	98,000	204,563
Gecoss Corp.	22,500	82,263
GEO Co., Ltd.	103	125,734
GLOBERIDE, Inc.	27,000	30,259
Glory, Ltd.	57,700	1,343,305
GMO Internet, Inc.	15,800	60,698
Godo Steel, Ltd.	250,000	601,565
*Goldcrest Co., Ltd.	14,680	299,769
#*Goldwin, Inc.	72,000	145,912
Gourmet Kineya Co., Ltd.	28,000	166,753
#GS Yuasa Corp.	140,000	903,819
#*GSI Creos Corp.	122,000	149,530
#Gulliver International Co., Ltd.	4,390	215,489
Gun Ei Chemical Industry Co., Ltd.	63,000	155,386
Gunma Bank, Ltd. (The)	331,000	1,773,930
Gunze, Ltd.	227,000	705,445
*H2O Retailing Corp.	92,000	570,939
Hachijuni Bank, Ltd. (The)	252,000	1,439,059
Hagoromo Foods Corp.	3,000	39,870
*Hakudo Co., Ltd.	5,600	52,602
Hakuhodo Dy Holdings, Inc.	23,070	1,170,465

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Hakuto Co., Ltd.	21,700	$201,609
Hamakyorex Co., Ltd.	4,500	105,246
Hamamatsu Photonics K.K.	24,300	711,304
Hankyu Hanshin Holdings, Inc.	317,000	1,432,522
Hanwa Co., Ltd.	122,000	492,582
Happinet Corp.	10,300	124,938
Harashin Narus Holdings Co., Ltd.	6,100	69,107
*Hard Off Corp Co., Ltd.	2,600	11,286
Harima Chemicals, Inc.	22,000	126,449
Haruyama Trading Co., Ltd.	2,400	10,819
#*Haseko Corp.	606,000	489,777
*Hayashikane Sangyo Co., Ltd.	20,000	21,967
*Hazama Corp.	98,900	84,603
*Heiwa Corp.	32,600	363,189
Heiwa Real Estate Co., Ltd.	217,000	518,821
Heiwado Co., Ltd.	40,500	504,052
Hibiya Engineering, Ltd.	39,700	347,559
Hiday Hidaka Corp.	5,900	72,976
Higashi-Nippon Bank, Ltd.	136,000	261,676
Higo Bank, Ltd. (The)	185,000	1,011,315
#Hikari Tsushin, Inc.	15,200	274,317
Hino Motors, Ltd.	234,000	1,027,291
Hioki EE Corp.	700	13,598
Hirose Electric Co., Ltd.	7,000	707,373
#Hiroshima Bank, Ltd. (The)	493,000	1,936,728
HIS Co., Ltd.	10,700	245,186
#Hisaka Works, Ltd.	41,000	444,489
Hisamitsu Pharmaceutical Co., Inc.	6,800	264,333
Hitachi Cable, Ltd.	173,000	473,801
Hitachi Capital Corp.	39,200	519,927
Hitachi Chemical Co., Ltd.	67,900	1,348,279
#Hitachi Construction Machinery Co., Ltd.	72,700	1,477,316
Hitachi High-Technologies Corp.	67,500	1,290,091
#Hitachi Koki Co., Ltd.	62,800	558,334
Hitachi Kokusai Electric, Inc.	75,000	605,087
Hitachi Medical Corp.	36,000	292,375
Hitachi Metals Techno, Ltd.	3,500	15,412
#Hitachi Metals, Ltd.	55,000	624,241
Hitachi Tool Engineering, Ltd.	23,100	246,801
Hitachi Transport System, Ltd.	42,800	618,846
#Hitachi Zosen Corp.	390,000	554,492
*Hitachi, Ltd.	4,000	16,600
#*Hitachi, Ltd. Sponsored ADR	102,056	4,269,002
Hochiki Corp.	15,000	77,254
#Hodogaya Chemical Co., Ltd.	78,000	252,888
Hogy Medical Co., Ltd.	5,400	258,838
#Hohsui Corp.	11,000	15,112
Hokkaido Electric Power Co., Inc.	27,400	586,789
Hokkaido Gas Co., Ltd.	80,000	236,009
Hokkan Holdings, Ltd.	70,000	185,718
Hokko Chemical Industry Co., Ltd.	25,000	71,238
Hokkoku Bank, Ltd. (The)	255,000	1,003,063
Hokuetsu Bank, Ltd. (The)	219,000	361,648
Hokuetsu Industries Co., Ltd.	10,000	15,729
Hokuetsu Kishu Paper Co., Ltd.	167,295	825,595
*Hokuhoku Financial Group, Inc.	739,000	1,305,401
Hokuriku Electric Industry Co., Ltd.	35,000	69,959
Hokuriku Electric Power Co., Inc.	19,500	431,542
Hokuriku Electrical Construction Co., Ltd.	6,000	16,302
Hokuto Corp.	6,100	120,210
Honda Motor Co., Ltd.	16,400	518,871

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Honda Motor Co., Ltd. Sponsored ADR	409,732	$13,017,186
Honeys Co., Ltd.	13,520	226,646
Horiba, Ltd.	28,700	775,577
Horipro, Inc.	13,300	102,493
Hosiden Corp.	54,100	577,802
Hosokawa Micron Corp.	41,000	148,180
#House Foods Corp.	66,000	964,223
#*Howa Machinery, Ltd.	123,000	116,876
Hoya Corp.	22,900	543,549
Hurxley Corp.	2,200	14,596
Hyakugo Bank, Ltd. (The)	217,000	953,426
Hyakujishi Bank, Ltd. (The)	301,000	1,128,908
*I Metal Technology Co., Ltd.	14,000	18,968
Ibiden Co., Ltd.	33,400	994,775
*IBJ Leasing Co., Ltd.	11,400	214,081
Ichibanya Co., Ltd.	300	7,708
Ichiken Co., Ltd.	22,000	27,229
*Ichikoh Industries, Ltd.	39,000	75,639
*ICHINEN HOLDINGS CO., LTD.	17,600	76,060
Ichiyoshi Securities Co., Ltd.	38,800	257,546
Icom, Inc.	15,900	393,354
Idec Corp.	25,900	259,862
Idemitsu Kosan Co., Ltd.	16,500	1,228,840
Ihara Chemical Industry Co., Ltd.	47,000	128,150
IHI Corp.	811,000	1,425,692
Iida Home Max	16,400	140,076
#Iino Kaiun Kaisha, Ltd.	28,400	143,231
#*Ikegami Tsushinki Co., Ltd.	54,000	41,671
#*Image Holdings Co., Ltd.	7,400	24,024
Imasen Electric Industrial Co., Ltd.	27,300	354,924
Imperial Hotel, Ltd.	7,550	165,400
*Impress Holdings, Inc.	26,000	42,160
Inaba Denki Sangyo Co., Ltd.	11,000	272,468
Inaba Seisakusho Co., Ltd.	17,800	182,600
Inabata & Co., Ltd.	88,200	410,267
Inageya Co., Ltd.	23,000	242,731
Ines Corp.	60,600	392,730
I-Net Corp.	7,400	38,794
Information Services International-Dentsu, Ltd.	17,600	121,366
Innotech Corp.	36,200	215,671
#*Inpex Corp.	298	1,457,773
Intage, Inc.	4,000	78,078
*Internet Initiative Japan, Inc.	93	256,777
Inui Steamship Co., Ltd.	42,900	275,323
Inui Warehouse Co., Ltd.	5,000	30,144
*Invoice, Inc.	2,790	37,316
ISE Chemicals Corp.	15,000	88,310
#*Iseki & Co., Ltd.	105,000	273,109
Isetan Mitsukoshi Holdings, Ltd.	197,040	1,861,163
*Ishihara Sangyo Kaisha, Ltd.	412,000	309,454
Ishii Hyoki Co., Ltd.	4,400	60,007
Ishii Iron Works Co., Ltd.	23,000	40,091
Ishizuka Glass Co., Ltd.	12,000	23,738
Isuzu Motors, Ltd.	956,000	2,807,548
IT Holdings Corp.	62,000	738,446
#ITC Networks Corp.	3,600	19,920
#ITO EN, Ltd.	25,700	403,507
ITOCHU Corp.	553,000	4,303,961
Itochu Enex Co., Ltd.	53,300	266,938
Itochu Techno-Solutions Corp.	19,100	697,352
Itochu-Shokuhin Co., Ltd.	11,200	373,018

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Itoham Foods, Inc.	140,000	$518,140
Itoki Corp.	45,100	130,199
#Iwai Cosmo Holdings, Inc.	11,600	85,013
#*Iwasaki Electric Co., Ltd.	105,000	191,196
Iwatani International Corp.	100,000	281,438
*Iwatsu Electric Co., Ltd.	112,000	93,403
Iyo Bank, Ltd. (The)	141,157	1,249,520
Izumi Co., Ltd.	38,900	504,317
Izumiya Co., Ltd.	100,000	439,098
#*Izutsuya Co., Ltd.	70,000	47,014
J Front Retailing Co., Ltd.	473,600	2,137,682
*Jalux, Inc.	2,900	20,519
Jamco Corp.	11,000	84,771
#*Janome Sewing Machine Co., Ltd.	182,000	137,175
*Japan Airport Terminal Co., Ltd.	29,400	452,820
#Japan Aviation Electronics Industry, Ltd.	64,000	409,504
Japan Business Computer Co., Ltd.	21,500	127,251
*Japan Carlit Co., Ltd.	22,000	105,227
Japan Cash Machine Co., Ltd.	13,600	110,279
Japan Digital Laboratory Co., Ltd.	39,300	401,968
*Japan Electronic Materials Corp.	4,100	27,224
Japan Foundation Engineering Co., Ltd.	8,600	18,772
Japan Kenzai Co., Ltd.	10,700	37,555
Japan Medical Dynamic Marketing, Inc.	2,600	6,675
Japan Petroleum Exploration Co., Ltd.	10,200	401,111
Japan Pulp & Paper Co., Ltd.	102,000	344,746
Japan Radio Co., Ltd.	175,000	428,696
#Japan Steel Works, Ltd. (The)	16,000	154,580
Japan Tobacco, Inc.	194	624,363
Japan Transcity Corp.	78,000	232,102
Japan Vilene Co., Ltd.	45,000	198,769
Japan Wool Textile Co., Ltd. (The)	88,000	657,346
Jastec Co., Ltd.	23,300	133,123
JBIS Holdings, Inc.	31,500	140,341
Jeans Mate Corp.	5,400	14,750
#Jeol, Ltd.	62,000	209,985
JFE Holdings, Inc.	61,400	1,898,925
JFE Shoji Holdings, Inc.	109,000	447,540
JGC Corp.	19,000	313,195
*Jidosha Buhin Kogyo Co., Ltd.	18,000	69,221
JMS Co., Ltd.	40,000	150,709
Joban Kosan Co., Ltd.	79,000	115,173
J-Oil Mills, Inc.	75,000	224,342
#Joshin Denki Co., Ltd.	35,000	341,300
Joyo Bank, Ltd. (The)	364,000	1,470,406
JS Group Corp.	135,440	2,729,360
#JSP Corp.	38,300	413,687
JSR Corp.	39,400	687,133
JTEKT Corp.	145,800	1,411,061
#*Juki Corp.	106,000	193,506
Juroku Bank, Ltd.	267,000	912,713
#*JVC Kenwood Holdings, Inc.	90,170	308,256
*JX Holdings, Inc.	1,031,270	5,586,369
K.R.S. Corp.	11,500	117,002
*kabu.com Securities Co., Ltd.	12,600	58,238
Kabuki-Za Co., Ltd.	1,000	41,228
#Kadokawa Holdings, Inc.	24,200	504,767
#Kaga Electronics Co., Ltd.	31,900	328,184
#Kagome Co., Ltd.	22,500	399,748
Kagoshima Bank, Ltd. (The)	145,000	904,654
#Kajima Corp.	830,000	1,970,746

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Kakaku.com, Inc.	48	$222,946
Kaken Pharmaceutical Co., Ltd.	40,000	395,364
Kameda Seika Co., Ltd.	21,600	422,926
Kamei Corp.	33,000	146,931
Kamigumi Co., Ltd.	253,000	1,983,139
Kanaden Corp.	27,000	145,250
Kanagawa Chuo Kotsu Co., Ltd.	11,000	56,381
Kanamoto Co., Ltd.	30,000	148,660
Kandenko Co., Ltd.	60,000	355,268
Kaneka Corp.	289,000	1,784,759
*Kanematsu Corp.	389,000	310,617
*Kanematsu Electronics, Ltd.	44,900	417,933
Kansai Electric Power Co., Inc.	55,000	1,331,959
*Kansai Paint Co., Ltd.	133,000	1,129,450
Kanto Auto Works, Ltd.	23,746	176,750
#Kanto Denka Kogyo Co., Ltd.	40,000	265,536
Kanto Natural Gas Development Co., Ltd.	43,000	218,067
Kao Corp.	23,000	543,872
#Kappa Create Co., Ltd.	2,250	46,310
Kasai Kogyo Co., Ltd.	49,000	175,830
Kasumi Co., Ltd.	38,900	205,530
Katakura Chikkarin Co., Ltd.	20,000	60,597
Katakura Industries Co., Ltd.	25,100	227,780
Kato Sangyo Co., Ltd.	22,200	337,010
Kato Works Co., Ltd.	58,000	118,195
#KAWADA TECHNOLOGIES, Inc.	3,000	51,436
#Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	145,024
Kawakin Holdings Co., Ltd.	10,000	31,151
#Kawasaki Heavy Industries, Ltd.	424,000	1,058,352
Kawasaki Kasei Chemicals, Ltd.	23,000	30,551
Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	87,404
*Kawasaki Kisen Kaisha, Ltd.	588,000	2,505,996
#*Kawashima Selkon Textiles Co., Ltd.	167,000	119,761
Kawasumi Laboratories, Inc.	22,000	143,949
Kayaba Industry Co., Ltd.	163,000	642,352
KDDI Corp.	218	1,062,780
Keihan Electric Railway Co., Ltd.	70,000	304,674
Keihanshin Real Estate Co., Ltd.	6,100	28,220
Keihin Co., Ltd. (The)	59,000	65,356
Keihin Corp.	36,500	658,564
#Keihin Electric Express Railway Co., Ltd.	88,000	819,283
Keio Corp.	125,000	840,293
*Keisei Electric Railway Co., Ltd.	166,000	1,000,580
*Keiyo Bank, Ltd. (The)	227,000	1,135,375
#Keiyo Co., Ltd.	41,100	220,716
#*Kenedix, Inc.	3,332	559,687
Kentucky Fried Chicken Japan, Ltd.	5,000	107,020
Kewpie Corp.	76,000	911,224
#Key Coffee, Inc.	17,900	316,224
Keyence Corp.	1,869	429,714
Kikkoman Corp.	102,050	1,078,756
#Kimoto Co., Ltd.	46,400	248,304
#Kimura Chemical Plants Co., Ltd.	4,100	28,773
Kinden Corp.	128,000	1,153,761
#*Kinki Nippon Tourist Co., Ltd.	94,000	86,873
Kinki Sharyo Co., Ltd.	21,000	98,307
#Kintetsu Corp.	167,000	537,759
Kintetsu World Express, Inc.	10,300	254,734
#Kinugawa Rubber Industrial Co., Ltd.	25,000	113,141
Kirin Holdings Co., Ltd.	160,000	2,132,179
Kirindo Co., Ltd.	2,700	12,431

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Kisoji Co., Ltd.	15,900	$332,997
Kissei Pharmaceutical Co., Ltd.	22,000	422,079
*Kitagawa Iron Works Co., Ltd.	128,000	202,941
Kita-Nippon Bank, Ltd. (The)	8,600	208,923
Kitano Construction Corp.	89,000	218,440
*Kito Corp.	67	70,014
Kitz Corp.	108,000	540,555
Kiyo Holdings, Inc.	598,000	796,296
Koa Corp.	61,600	677,898
Koatsu Gas Kogyo Co., Ltd.	26,000	150,001
Kobayashi Pharmaceutical Co., Ltd.	10,700	450,525
Kobayashi Yoko Co., Ltd.	1,900	5,563
*Kobe Steel, Ltd.	691,000	1,446,384
Koekisha Co., Ltd.	1,800	29,193
#Kohnan Shoji Co., Ltd.	45,600	493,171
Kohsoku Corp.	5,000	41,224
#Koike Sanso Kogyo Co., Ltd.	40,000	109,106
*Koito Industries, Ltd.	18,000	32,543
Koito Manufacturing Co., Ltd.	51,000	742,143
#Kojima Co., Ltd.	41,900	246,152
Kokuyo Co., Ltd.	85,864	694,446
Komai Tekko, Inc.	59,000	114,533
Komatsu Seiren Co., Ltd.	47,000	180,901
Komatsu Wall Industry Co., Ltd.	9,900	99,539
Komatsu, Ltd.	54,600	1,143,976
Komeri Co., Ltd.	14,400	337,986
Komori Corp.	95,600	986,997
Konaka Co., Ltd.	43,080	121,419
Konami Co., Ltd.	27,400	422,060
Konami Corp. ADR	19,770	304,458
Konica Minolta Holdings, Inc.	158,000	1,655,053
Konishi Co., Ltd.	19,600	214,050
*Kosaido Co., Ltd.	13,700	23,072
*Kose Corp.	18,000	417,472
Kosei Securities Co., Ltd.	58,000	58,079
K’s Holdings Corp.	26,520	583,706
KU Holdings Co., Ltd.	7,800	26,690
Kubota Corp.	9,000	71,100
#Kubota Corp. Sponsored ADR	46,500	1,844,190
*Kumagai Gumi Co., Ltd.	168,000	114,646
#Kumiai Chemical Industry Co., Ltd.	79,000	199,206
Kura Corp.	5,200	84,153
Kurabo Industries, Ltd.	280,000	447,153
Kuraray Co., Ltd.	95,500	1,194,797
Kuraudia Co., Ltd.	1,200	15,846
Kureha Corp.	92,000	462,217
#*Kurimoto, Ltd.	207,000	278,679
Kurita Water Industries, Ltd.	11,600	320,903
Kuroda Electric Co., Ltd.	32,300	453,992
#Kurosaki Harima Corp.	57,000	211,989
*Kusuri No Aoki Co., Ltd.	4,200	40,871
Kyocera Corp.	8,015	714,079
Kyocera Corp. Sponsored ADR	28,900	2,584,816
Kyoden Co., Ltd.	7,000	9,969
Kyodo Printing Co., Ltd.	118,000	284,285
Kyodo Shiryo Co., Ltd.	133,000	155,422
Kyoei Sangyo Co., Ltd.	21,000	39,998
*Kyoei Steel, Ltd.	10,100	169,014
Kyoei Tanker Co., Ltd.	35,000	71,099
Kyokuto Boeki Kaisha, Ltd.	10,000	14,688
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	128,100

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Kyokuto Securities Co., Ltd.	50,200	$408,335
Kyokuyo Co., Ltd.	79,000	164,674
*KYORIN Holdings, Inc.	32,000	446,947
*Kyoritsu Maintenance Co., Ltd.	16,840	245,776
Kyosan Electric Manufacturing Co., Ltd.	105,000	463,112
Kyoto Kimono Yuzen Co., Ltd.	10,600	105,566
Kyowa Exeo Corp.	49,700	459,348
Kyowa Hakko Kirin Co., Ltd.	131,000	1,343,119
Kyowa Leather Cloth Co., Ltd.	13,100	50,214
Kyudenko Corp.	67,000	367,195
Kyushu Electric Power Co., Inc.	29,400	664,531
#*Laox Co., Ltd.	26,000	30,130
Lawson, Inc.	10,200	468,221
*LEC, Inc.	4,200	59,453
#*Leopalace21 Corp.	98,600	217,582
Life Corp.	10,000	151,552
Lintec Corp.	33,000	637,680
Lion Corp.	82,000	416,120
*Lonseal Corp.	23,000	22,815
#*Look, Inc.	78,000	135,829
#*M3, Inc.	13	58,936
Mabuchi Motor Co., Ltd.	19,900	999,233
Macnica, Inc.	16,300	356,296
Maeda Corp.	120,000	319,420
Maeda Road Construction Co., Ltd.	87,000	702,697
*Maezawa Industries, Inc.	3,100	5,830
Maezawa Kasei Industries Co., Ltd.	14,200	140,472
Maezawa Kyuso Industries Co., Ltd.	16,100	194,287
*Makino Milling Machine Co., Ltd.	127,000	764,416
Makita Corp.	14,500	417,048
Makita Corp. Sponsored ADR	12,696	360,439
*Mamiya-Op Co., Ltd.	43,000	32,770
Mandom Corp.	8,100	224,734
Marche Corp.	2,000	15,928
#Mars Engineering Corp.	7,700	133,439
Marubeni Corp.	652,359	3,500,161
Marubun Corp.	27,100	150,978
Marudai Food Co., Ltd.	167,000	491,777
*Maruei Department Store Co., Ltd.	38,000	44,005
#Maruetsu, Inc. (The)	54,000	194,825
Maruha Nichiro Holdings, Inc.	220,815	353,302
Marui Group Co., Ltd.	219,600	1,540,363
Maruichi Steel Tube, Ltd.	46,100	918,382
Maruka Machinery Co., Ltd.	4,000	28,185
Marusan Securities Co., Ltd.	105,500	590,394
Maruwa Co., Ltd.	17,000	391,457
#*Maruyama Manufacturing Co, Inc.	75,000	145,398
Maruzen Showa Unyu Co., Ltd.	75,000	245,514
Maspro Denkoh Corp.	19,700	190,053
#Matsuda Sangyo Co., Ltd.	9,962	156,412
Matsui Construction Co., Ltd.	27,000	105,588
#Matsui Securities Co., Ltd.	22,400	132,120
Matsumotokiyoshi Holdings Co., Ltd.	13,400	298,522
#*Matsuya Co., Ltd.	14,000	100,627
Matsuya Foods Co., Ltd.	17,500	253,190
Max Co., Ltd.	26,000	310,246
Maxvalu Tokai Co., Ltd.	11,600	134,674
Mazda Motor Corp.	796,000	1,922,342
MEC Co., Ltd.	20,100	114,993
Medipal Holdings Corp.	87,200	1,010,465
#Megachips Corp.	11,900	180,889

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Megane TOP Co., Ltd.	2,700	$17,575
Megmilk Snow Brand Co., Ltd.	19,800	367,549
#*Meidensha Corp.	140,000	435,063
Meiji Holdings Co., Ltd.	35,610	1,528,053
Meiji Shipping Co., Ltd.	6,200	26,677
Meitec Corp.	3,800	64,009
#Meito Sangyo Co., Ltd.	6,500	90,908
Meito Transportation Co., Ltd.	1,300	11,230
#*Meiwa Estate Co., Ltd.	26,500	135,452
*Meiwa Trading Co., Ltd.	42,200	109,484
Melco Holdings, Inc.	9,600	326,356
#Mercian Corp.	107,000	191,047
Mesco, Inc.	6,000	32,595
Michinoku Bank, Ltd. (The)	137,000	276,963
*Mie Bank, Ltd. (The)	53,000	153,917
Mikuni Coca-Cola Bottling Co., Ltd.	41,800	346,110
*Mikuni Corp.	7,000	10,125
Milbon Co., Ltd.	4,800	119,495
Mimasu Semiconductor Industry Co., Ltd.	34,700	406,547
Minato Bank, Ltd. (The)	193,000	287,734
Minebea Co., Ltd.	142,000	784,528
#Ministop Co., Ltd.	25,700	355,550
#Miraca Holdings, Inc.	20,800	616,618
Miroku Jyoho Service Co., Ltd.	9,000	22,011
*Misawa Homes Co., Ltd.	19,400	94,810
Misawa Resort Co., Ltd.	6,000	11,536
Misumi Group, Inc.	12,800	245,154
Mitani Corp.	6,600	43,216
Mito Securities Co., Ltd.	72,000	138,532
*Mitsuba Corp.	72,000	360,160
Mitsubishi Chemical Holdings Corp.	634,500	3,265,751
Mitsubishi Corp.	350,500	7,564,582
Mitsubishi Electric Corp.	186,000	1,618,095
Mitsubishi Estate Co., Ltd.	37,073	522,072
Mitsubishi Gas Chemical Co., Inc.	375,000	2,100,749
Mitsubishi Heavy Industries, Ltd.	966,000	3,614,907
Mitsubishi Kakoki Kaisha, Ltd.	66,000	147,922
Mitsubishi Logistics Corp.	112,000	1,285,389
*Mitsubishi Materials Corp.	603,200	1,604,473
#*Mitsubishi Motors Corp.	479,000	623,419
*Mitsubishi Paper Mills, Ltd.	290,000	334,921
Mitsubishi Pencil Co., Ltd.	35,900	524,613
Mitsubishi Steel Manufacturing Co., Ltd.	247,000	517,431
#Mitsubishi Tanabe Pharma Corp.	116,000	1,696,557
Mitsubishi UFJ Financial Group, Inc.	2,625,900	13,008,668
#Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,201,431
Mitsuboshi Belting, Ltd.	89,000	403,142
Mitsui & Co., Ltd.	297,200	3,813,002
Mitsui & Co., Ltd. Sponsored ADR	15,592	4,012,757
#Mitsui Chemicals, Inc.	582,065	1,721,045
#*Mitsui Engineering & Shipbuilding Co., Ltd.	391,000	812,869
Mitsui Fudosan Co., Ltd.	108,000	1,598,183
*Mitsui High-Tec, Inc.	45,400	316,597
Mitsui Home Co., Ltd.	46,000	222,717
Mitsui Knowledge Industry Co., Ltd.	1,115	198,505
Mitsui Matsushima Co., Ltd.	92,000	145,619
Mitsui Mining & Smelting Co., Ltd.	588,000	1,607,478
Mitsui O.S.K. Lines, Ltd.	342,000	2,311,431
Mitsui Sugar Co., Ltd.	75,000	260,921
Mitsui-Soko Co., Ltd.	144,000	505,621
Mitsumi Electric Co., Ltd.	78,900	1,317,252

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Mitsumura Printing Co., Ltd.	15,000	$51,839
Mitsuuroko Co., Ltd.	37,100	224,954
#Miura Co., Ltd.	15,800	371,982
*Miyachi Corp.	2,400	13,920
#*Miyaji Engineering Group, Inc.	72,000	64,323
#*Miyakoshi Corp.	5,600	25,851
*Miyano Machinery, Inc.	5,000	5,588
Miyazaki Bank, Ltd. (The)	164,000	446,303
Miyoshi Oil & Fat Co., Ltd.	86,000	134,055
Mizuho Financial Group, Inc.	1,146,000	1,857,721
*Mizuho Investors Securities Co., Ltd.	308,000	312,796
Mizuho Securities Co., Ltd.	428,000	970,986
#*Mizuho Trust & Banking Co., Ltd.	136,000	114,536
#Mizuno Corp.	107,000	482,435
Mochida Pharmaceutical Co., Ltd.	32,000	321,589
Modec, Inc.	4,200	64,483
Monex Group, Inc.	984	406,304
#*Mori Seiki Co., Ltd.	48,700	476,134
Morinaga & Co., Ltd.	113,000	258,812
Morinaga Milk Industry Co., Ltd.	218,000	827,432
Morita Holdings Corp.	43,000	224,355
Morozoff, Ltd.	48,000	155,456
Mory Industries, Inc.	45,000	171,795
MOS Food Services, Inc.	22,000	377,106
Moshi Moshi Hotline, Inc.	900	18,794
MR Max Corp.	35,900	156,714
MS&AD Insurance Group Holdings, Inc.	200,774	4,442,913
Murata Manufacturing Co., Ltd.	44,900	2,218,820
*Musashino Bank, Ltd.	41,700	1,175,311
*Mutoh Holdings Co., Ltd.	43,000	61,636
Nabtesco Corp.	36,000	568,580
Nac Co., Ltd.	3,300	35,930
#Nachi-Fujikoshi Corp.	206,000	612,943
*Nagaileben Co., Ltd.	7,300	178,170
Nagano Bank, Ltd. (The)	71,000	138,308
*Nagano Keiki Co., Ltd.	1,900	13,033
Nagase & Co., Ltd.	108,000	1,183,950
Nagatanien Co., Ltd.	7,000	68,414
Nagoya Railroad Co., Ltd.	201,000	597,609
#*Naigai Co., Ltd.	28,000	13,893
Naikai Zosen Corp.	3,000	10,679
Nakabayashi Co., Ltd.	68,000	144,374
Nakamuraya Co., Ltd.	25,000	124,744
*Nakano Corp.	33,000	83,322
*Nakayama Steel Works, Ltd.	165,000	242,039
Namco Bandai Holdings, Inc.	183,800	1,643,543
#Nankai Electric Railway Co., Ltd.	85,000	355,064
#Nanto Bank, Ltd. (The)	221,000	1,150,267
*Natori Co., Ltd.	4,600	42,814
NEC Capital Solutions, Ltd.	18,800	235,527
NEC Corp.	1,381,800	3,723,532
NEC Fielding, Ltd.	13,200	151,754
NEC Mobiling, Ltd.	12,000	333,185
*NEC Networks & System Integration Corp.	14,400	187,036
Net One Systems Co., Ltd.	272	333,262
*Netmarks, Inc.	32	5,658
Neturen Co., Ltd.	48,500	357,275
#*New Japan Radio Co., Ltd.	46,000	130,842
New Tachikawa Aircraft Co., Ltd.	1,600	98,999
NGK Insulators, Ltd.	29,000	489,251
#NGK Spark Plug Co., Ltd.	130,000	1,674,531

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
NHK Spring Co., Ltd.	130,000	$1,193,367
NIC Corp.	6,400	26,580
Nice Holdings, Inc.	88,000	179,933
Nichia Steel Works, Ltd.	53,000	127,128
#Nichias Corp.	116,000	473,612
Nichiban Co., Ltd.	38,000	132,967
#Nichicon Corp.	69,200	892,927
Nichiden Corp.	5,600	167,615
Nichiha Corp.	36,600	310,951
Nichii Gakkan Co.	30,800	265,597
#Nichimo Co., Ltd.	15,000	24,099
Nichirei Corp.	201,000	865,430
Nichireki Co., Ltd.	35,000	168,534
Nidec Copal Corp.	14,400	227,958
#Nidec Corp.	4,200	396,310
#Nidec Corp. ADR	9,900	232,155
Nidec Sankyo Corp.	38,000	311,437
#Nidec Tosok Corp.	11,400	254,084
Nifco, Inc.	53,800	1,221,111
*NIFTY Corp.	178	160,348
Nihon Chouzai Co., Ltd.	5,750	213,681
#Nihon Dempa Kogyo Co., Ltd.	18,000	315,211
#Nihon Eslead Corp.	14,200	110,178
#*Nihon Inter Electronics Corp.	19,200	28,780
Nihon Kagaku Sangyo Co., Ltd.	11,000	80,653
Nihon Kohden Corp.	21,800	402,864
#Nihon Nohyaku Co., Ltd.	92,000	418,084
Nihon Parkerizing Co., Ltd.	33,000	424,009
*Nihon Plast Co., Ltd.	2,900	14,675
*Nihon Shokuh Kako Co., Ltd.	7,000	43,675
*Nihon Spindle Manufacturing Co., Ltd.	46,000	101,227
*Nihon Trim Co., Ltd.	250	5,462
Nihon Unisys, Ltd.	36,200	257,986
Nihon Yamamura Glass Co., Ltd.	175,000	476,082
#Nikkiso Co., Ltd.	57,000	442,417
Nikko Co., Ltd.	28,000	76,442
Nikon Corp.	47,000	818,629
Nintendo Co., Ltd.	4,500	1,256,251
Nippo Corp.	55,000	382,099
Nippon Beet Sugar Manufacturing Co., Ltd.	156,000	350,262
*Nippon Carbide Industries Co., Inc.	44,000	79,828
Nippon Carbon Co., Ltd.	100,000	285,533
Nippon Ceramic Co., Ltd.	26,300	375,214
Nippon Chemical Industrial Co., Ltd.	141,000	321,682
*Nippon Chemi-Con Corp.	166,000	824,474
Nippon Chemiphar Co., Ltd.	12,000	40,858
Nippon Chutetsukan K.K.	15,000	24,020
Nippon Chuzo K.K.	27,000	28,074
#Nippon Coke & Engineering Co., Ltd.	29,000	42,724
Nippon Concrete Industries Co., Ltd.	33,000	48,078
Nippon Denko Co., Ltd.	28,000	166,196
Nippon Densetsu Kogyo Co., Ltd.	52,000	517,016
Nippon Denwa Shisetu Co., Ltd.	52,000	162,165
Nippon Electric Glass Co., Ltd.	108,000	1,372,463
Nippon Express Co., Ltd.	448,000	1,816,526
Nippon Felt Co., Ltd.	15,100	69,693
Nippon Filcon Co., Ltd.	16,300	82,885
Nippon Fine Chemical Co., Ltd.	23,700	149,498
Nippon Flour Mills Co., Ltd.	150,000	780,129
#*Nippon Formula Feed Manufacturing Co., Ltd.	105,000	131,088
#Nippon Gas Co., Ltd.	16,800	249,796

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Hume Corp.	31,000	$91,814
Nippon Jogesuido Sekkei Co., Ltd.	82	92,404
Nippon Kanzai Co., Ltd.	2,800	46,313
Nippon Kasei Chemical Co., Ltd.	32,000	61,383
Nippon Kayaku Co., Ltd.	159,000	1,429,404
#*Nippon Kinzoku Co., Ltd.	87,000	142,572
Nippon Koei Co., Ltd.	107,000	302,255
Nippon Konpo Unyu Soko Co., Ltd.	57,000	676,617
*Nippon Koshuha Steel Co., Ltd.	105,000	127,429
*Nippon Light Metal Co., Ltd.	606,000	891,708
Nippon Meat Packers, Inc.	159,000	2,086,036
#Nippon Metal Industry Co., Ltd.	146,000	195,501
#Nippon Paint Co., Ltd.	191,000	1,123,022
Nippon Paper Group, Inc.	61,002	1,623,002
Nippon Parking Development Co., Ltd.	143	6,486
#Nippon Pillar Packing Co., Ltd.	38,000	219,617
*Nippon Piston Ring Co., Ltd.	77,000	104,459
Nippon Road Co., Ltd. (The)	88,000	191,131
Nippon Seiki Co., Ltd.	41,000	449,650
#Nippon Seisen Co., Ltd.	51,000	267,763
Nippon Sheet Glass Co., Ltd.	634,000	1,558,401
Nippon Shinyaku Co., Ltd.	66,000	809,836
Nippon Shokubai Co., Ltd.	115,000	1,191,535
Nippon Signal Co., Ltd.	103,900	778,273
Nippon Soda Co., Ltd.	162,000	574,952
*Nippon Steel Corp.	390,000	1,330,241
Nippon Steel Trading Co., Ltd.	66,000	191,693
Nippon Suisan Kaisha, Ltd.	240,800	819,885
Nippon Synthetic Chemical Industry Co., Ltd. (The)	65,000	394,114
Nippon Telegraph & Telephone Corp ADR	68,900	1,436,565
Nippon Telegraph & Telephone Corp.	5,100	212,118
Nippon Television Network Corp.	2,700	377,275
Nippon Thompson Co., Ltd.	92,000	607,639
*Nippon Tungsten Co., Ltd.	10,000	16,196
#Nippon Valqua Industries, Ltd.	119,000	286,779
#*Nippon Yakin Kogyo Co., Ltd.	186,000	591,615
Nippon Yusen K.K.	666,904	2,816,954
*Nippon Yusoki Co., Ltd.	31,000	76,316
Nipro Corp.	63,000	1,224,009
*NIS Group Co., Ltd.	191,604	41,808
*NIS Group Co., Ltd. ADR	30,800	2,772
Nishimatsu Construction Co., Ltd.	367,000	451,992
*Nishimatsuya Chain Co., Ltd.	29,000	270,130
Nishi-Nippon Bank, Ltd.	670,000	1,946,121
Nishi-Nippon Railroad Co., Ltd.	148,000	616,503
Nishishiba Electric Co., Ltd.	10,000	16,634
Nissan Chemical Industries, Ltd.	24,000	284,678
*Nissan Motor Co., Ltd.	659,900	5,052,410
Nissan Shatai Co., Ltd.	89,000	630,167
Nissei Corp.	20,100	149,641
*Nissei Plastic Industrial Co., Ltd.	7,600	22,209
Nissen Holdings Co., Ltd.	26,400	97,110
#Nissha Printing Co., Ltd.	7,900	213,980
Nisshin Fudosan Co., Ltd.	31,800	214,083
Nisshin Oillio Group, Ltd. (The)	145,000	725,124
#Nisshin Seifun Group, Inc.	76,700	936,842
Nisshin Steel Co., Ltd.	675,000	1,131,621
Nisshinbo Holdings, Inc.	126,000	1,302,532
Nissin Corp.	88,000	200,072
*Nissin Electric Co., Ltd.	32,000	154,778
Nissin Foods Holdings Co., Ltd.	19,175	669,972

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Nissin Kogyo Co., Ltd.	40,300	$587,919
Nissin Sugar Manufacturing Co., Ltd.	47,000	97,773
Nissui Pharmaceutical Co., Ltd.	17,700	138,130
Nitchitsu Co., Ltd.	11,000	24,488
Nitori Co., Ltd.	4,500	387,662
Nitta Corp.	28,800	447,918
Nittan Valve Co., Ltd.	31,700	100,774
Nittetsu Mining Co., Ltd.	103,000	351,560
#Nitto Boseki Co., Ltd.	291,000	669,399
Nitto Denko Corp.	60,600	2,096,547
Nitto FC Co., Ltd.	5,100	26,532
#Nitto Kogyo Corp.	51,700	463,665
Nitto Kohki Co., Ltd.	10,000	222,454
Nitto Seiko Co., Ltd.	39,000	131,520
*Nittoc Construction Co., Ltd.	29,000	17,417
*NKSJ Holdings, Inc.	544,800	3,184,490
#Noevir Co., Ltd.	10,100	117,462
#NOF Corp.	141,000	580,344
Nohmi Bosai, Ltd.	34,000	195,135
NOK Corp.	108,000	1,764,909
Nomura Co., Ltd.	56,000	189,940
Nomura Holdings, Inc.	862,100	4,847,849
Nomura Holdings, Inc. ADR	402,117	2,263,919
*Nomura Real Estate Holdings, Inc.	90,200	1,109,115
Nomura Research Institute, Ltd.	8,500	168,713
Noritake Co., Ltd.	130,000	465,317
Noritsu Koki Co., Ltd.	26,000	176,126
Noritz Corp.	18,300	332,795
NS Solutions Corp.	13,300	246,419
NSD Co., Ltd.	28,300	306,200
NSK, Ltd.	290,000	2,058,200
NTN Corp.	463,000	2,004,605
NTT Data Corp.	81	294,689
NTT DoCoMo, Inc.	1,672	2,656,351
NTT DoCoMo, Inc. Sponsored ADR	44,600	709,586
#*Oak Capital Corp.	10,100	13,543
*Obara Corp.	7,100	76,846
Obayashi Corp.	357,000	1,520,541
Obayashi Road Corp.	59,000	120,864
*Obic Business Consultants Co., Ltd.	2,550	133,350
Obic Co., Ltd.	4,490	847,694
Odakyu Electric Railway Co., Ltd.	50,000	456,198
#Oenon Holdings, Inc.	51,000	109,869
Ogaki Kyoritsu Bank, Ltd. (The)	278,000	883,669
*Ohara, Inc.	9,500	148,955
*Ohashi Technica, Inc.	3,000	21,254
Oie Sangyo Co., Ltd.	1,200	10,904
Oiles Corp.	24,068	396,284
Oita Bank, Ltd. (The)	138,000	431,626
Oji Paper Co., Ltd.	449,000	2,166,936
Okabe Co., Ltd.	54,900	233,789
Okamoto Industries, Inc.	51,000	209,797
*Okamoto Machine Tool Works, Ltd.	24,000	36,641
Okamura Corp.	77,000	448,349
Okano Valve Manufacturing Co.	4,000	35,189
Okasan Securities Group, Inc.	164,000	619,221
Okaya Electric Industries Co., Ltd.	4,400	17,418
#*Oki Electric Cable Co., Ltd.	12,000	20,393
#*Oki Electric Industry Co., Ltd.	561,000	447,539
Okinawa Electric Power Co., Ltd.	6,780	347,076
*OKK Corp.	126,000	196,971

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*OKUMA Corp.	147,000	$884,153
Okumura Corp.	204,000	730,135
*Okura Industrial Co., Ltd.	59,000	169,113
Okuwa Co., Ltd.	18,000	169,565
Olympic Corp.	21,300	155,749
Olympus Corp.	14,000	375,439
O-M, Ltd.	22,000	63,631
Omikenshi Co., Ltd.	24,000	14,695
Omron Corp.	68,100	1,643,372
Ono Pharmaceutical Co., Ltd.	19,400	803,788
ONO Sokki Co., Ltd.	25,000	75,115
Onoken Co., Ltd.	16,700	148,147
#Onward Holdings Co., Ltd.	98,000	736,690
Optex Co., Ltd.	16,000	165,295
Oracle Corp. Japan	3,200	169,420
Organo Corp.	63,000	403,400
#Oriental Land Co., Ltd.	5,200	434,359
*Oriental Shiraishi Corp.	9,700	—
Oriental Yeast Co., Ltd.	15,000	84,123
*Origin Electric Co., Ltd.	27,000	107,764
Osaka Gas Co., Ltd.	206,000	760,320
#Osaka Organic Chemical Industry, Ltd.	16,800	124,265
Osaka Steel Co., Ltd.	18,300	283,225
Osaka Titanium Technologies Co., Ltd.	2,100	89,587
Osaki Electric Co., Ltd.	20,000	172,949
OSG Corp.	30,600	336,223
Otsuka Corp.	5,000	325,551
Oyo Corp.	23,800	180,124
#*P.S. Mitsubishi Construction Co., Ltd.	24,000	66,506
Pacific Industrial Co., Ltd.	71,000	328,129
#Pacific Metals Co., Ltd.	105,000	752,369
Pack Corp. (The)	13,500	255,287
Pal Co., Ltd.	6,700	270,226
#PanaHome Corp.	104,000	637,824
Panasonic Corp.	195,000	2,576,675
Panasonic Corp. Sponsored ADR	204,353	2,709,721
Panasonic Electric Works Co., Ltd.	124,000	1,571,966
Panasonic Electric Works Information Systems Co., Ltd.	1,800	46,253
Paramount Bed Co., Ltd.	19,800	465,009
Parco Co., Ltd.	51,100	371,579
#Paris Miki Holdings, Inc.	31,100	247,965
Park24 Co., Ltd.	18,700	200,160
Pasco Corp.	45,000	94,732
Pasona Group, Inc.	108	66,784
PCA Corp.	1,000	9,560
Penta-Ocean Construction Co., Ltd.	370,000	509,304
PGM Holdings K.K.	309	189,448
*PIA Corp.	700	6,262
#Pigeon Corp.	8,600	316,817
Pilot Corp.	122	210,390
Piolax, Inc.	13,900	266,036
*Pioneer Electronic Corp.	176,400	643,575
*Plenus Co., Ltd.	13,800	213,837
*Point, Inc.	2,010	101,236
Poplar Co., Ltd.	3,500	20,643
*Press Kogyo Co., Ltd.	123,000	356,093
Prima Meat Packers, Ltd.	200,000	224,016
Pronexus, Inc.	30,900	160,152
Raito Kogyo Co., Ltd.	59,800	130,574
#*Rasa Industries, Ltd.	80,000	72,954
#*Renesas Electronics Corp.	29,000	276,333

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Rengo Co., Ltd.	151,710	$979,714
#*Renown, Inc.	76,600	217,322
#Resona Holdings, Inc.	31,700	346,934
Resorttrust, Inc.	19,200	275,667
Rheon Automatic Machinery Co., Ltd.	7,000	19,134
Rhythm Watch Co., Ltd.	136,000	226,244
Ricoh Co., Ltd.	240,619	3,323,156
Ricoh Leasing Co., Ltd.	14,700	354,011
Right On Co., Ltd.	11,700	69,980
#Riken Corp.	134,000	466,721
Riken Keiki Co., Ltd.	21,000	139,055
Riken Technos Corp.	62,000	167,703
Riken Vitamin Co., Ltd.	12,100	337,485
Ringer Hut Co., Ltd.	2,800	32,828
Rinnai Corp.	17,400	932,029
#RISA Partners, Inc.	548	240,879
*Riso Kagaku Corp.	18,079	171,413
Riso Kyoiku Co., Ltd.	419	21,187
Rock Field Co., Ltd.	16,700	232,777
Rohm Co., Ltd.	57,100	3,598,409
Rohto Pharmaceutical Co., Ltd.	25,000	306,662
Roland Corp.	33,100	391,472
Roland DG Corp.	8,500	111,314
Round One Corp.	103,700	466,538
Royal Holdings Co., Ltd.	50,100	501,904
*Ryobi, Ltd.	154,000	504,563
Ryoden Trading Co., Ltd.	56,000	319,208
#*Ryohin Keikaku Co., Ltd.	9,175	338,618
Ryosan Co., Ltd.	33,600	856,825
Ryoshoku, Ltd.	9,000	221,741
Ryoyo Electro Corp.	50,100	534,809
S Foods, Inc.	27,000	227,013
S.T. Chemical Co., Ltd.	8,000	92,263
#*Sagami Chain Co., Ltd.	20,000	113,719
#Saibu Gas Co., Ltd.	130,000	361,223
Saizeriya Co., Ltd.	17,500	329,002
Sakai Chemical Industry Co., Ltd.	117,000	465,429
Sakai Heavy Industries, Ltd.	54,000	82,210
#*Sakai Ovex Co., Ltd.	51,000	82,428
Sakata INX Corp.	87,000	375,896
#Sakata Seed Corp.	44,300	596,046
Sala Corp.	58,500	353,824
San-A Co., Ltd.	4,800	176,417
San-Ai Oil Co., Ltd.	86,000	333,141
Sanden Corp.	245,000	802,156
Sanei-International Co., Ltd.	28,600	366,673
San-in Godo Bank, Ltd. (The)	151,000	1,109,029
*Sanix, Inc.	22,200	36,275
Sankei Building Co., Ltd.	62,800	329,115
*Sanken Electric Co., Ltd.	121,000	474,072
Sanki Engineering Co., Ltd.	63,000	498,065
Sanko Marketing Foods Co., Ltd.	62	56,331
#Sanko Metal Industrial Co., Ltd.	21,000	40,006
*Sankyo Co., Ltd.	21,100	1,031,714
Sankyo Seiko Co., Ltd.	54,900	156,268
*Sankyo-Tateyama Holdings, Inc.	356,000	430,285
*Sankyu, Inc.	114,000	479,762
Sanoh Industrial Co., Ltd.	51,800	400,474
Sanrio Co., Ltd.	11,500	169,233
Sanshin Electronics Co., Ltd.	46,300	390,341
*Sansui Electric Co., Ltd.	624,000	21,771

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Santen Pharmaceutical Co., Ltd.	14,600	$488,710
Sanwa Holdings Corp.	139,000	444,514
Sanyo Chemical Industries, Ltd.	37,000	256,727
Sanyo Denki Co., Ltd.	47,000	248,906
#*Sanyo Electric Co., Ltd.	365,000	574,500
Sanyo Housing Nagoya Co., Ltd.	93	87,351
Sanyo Industries, Ltd.	10,000	14,531
#Sanyo Shokai, Ltd.	124,000	494,719
#*Sanyo Special Steel Co., Ltd.	130,000	671,473
Sapporo Hokuyo Holdings, Inc.	310,100	1,468,935
Sapporo Holdings, Ltd.	48,000	230,603
Sasebo Heavy Industries Co., Ltd.	107,000	212,659
Sato Corp.	40,000	501,692
Sato Shoji Corp.	19,700	120,243
Satori Electric Co., Ltd.	20,200	156,780
*Sawai Pharmaceutical Co., Ltd.	1,900	168,642
*Saxa Holdings, Inc.	86,000	140,318
SBI Holdings, Inc.	19,850	2,633,531
Scroll Corp.	26,100	93,040
Secom Co., Ltd.	13,300	610,988
Secom Joshinetsu Co., Ltd.	1,500	38,009
Secom Techno Service Co., Ltd.	5,500	164,888
Sega Sammy Holdings, Inc.	54,612	803,156
Seibu Electric Industry Co., Ltd.	16,000	60,148
Seika Corp.	65,000	144,444
Seikagaku Corp.	19,200	193,369
*Seikitokyu Kogyo Co., Ltd.	163,000	97,755
Seiko Epson Corp.	129,500	1,697,197
*Seiko Holdings Corp.	106,000	333,930
Seino Holdings Co., Ltd.	197,000	1,321,287
Seiren Co., Ltd.	81,500	491,934
Sekisui Chemical Co., Ltd.	257,000	1,733,951
#Sekisui House, Ltd.	303,000	2,683,878
Sekisui Jushi Co., Ltd.	60,000	582,662
Sekisui Plastics Co., Ltd.	90,000	472,162
Senko Co., Ltd.	135,000	423,885
#Senshu Electric Co., Ltd.	9,500	93,399
#Senshu Ikeda Holdings, Inc.	177,600	260,021
Senshukai Co., Ltd.	41,400	238,910
Seven & I Holdings Co., Ltd.	171,552	4,094,790
Sharp Corp.	309,000	3,382,848
*Shibaura Mechatronics Corp.	24,000	96,059
Shibusawa Warehouse Co., Ltd.	56,000	188,450
Shibuya Kogyo Co., Ltd.	7,300	67,043
Shiga Bank, Ltd.	221,000	1,348,096
#Shikibo, Ltd.	165,000	200,274
Shikoku Bank, Ltd.	163,000	520,357
Shikoku Chemicals Corp.	55,000	292,435
#Shikoku Electric Power Co., Inc.	18,200	536,231
#Shima Seiki Manufacturing Co., Ltd.	24,400	537,290
#Shimachu Co., Ltd.	31,400	571,807
#Shimadzu Corp.	165,000	1,261,642
#Shimamura Co., Ltd.	7,500	678,679
Shimano, Inc.	8,200	415,646
#Shimizu Bank, Ltd.	8,100	336,992
Shimizu Corp.	303,000	1,142,304
*Shimojima Co., Ltd.	1,500	21,223
Shin Nippon Air Technologies Co., Ltd.	26,100	180,852
Shinagawa Refractories Co., Ltd.	128,000	347,483
#*Shindengen Electric Manufacturing Co., Ltd.	82,000	312,711
Shin-Etsu Chemical Co., Ltd.	22,900	1,137,813

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Shin-Etsu Polymer Co., Ltd.	51,000	$300,809
#Shinkawa, Ltd.	35,000	463,991
Shin-Keisei Electric Railway Co., Ltd.	25,000	102,246
Shinko Electric Industries Co., Ltd.	44,300	584,994
Shinko Plantech Co., Ltd.	9,000	83,565
Shinko Shoji Co., Ltd.	35,800	315,279
Shinko Wire Co., Ltd.	47,000	75,929
#Shin-Kobe Electric Machinery Co., Ltd.	14,000	117,758
Shinmaywa Industries, Ltd.	175,000	645,749
Shinnihon Corp.	36,600	95,167
#*Shinsei Bank, Ltd.	920,000	846,282
Shinsho Corp.	74,000	154,711
*Shinwa Co., Ltd.	5,000	58,193
#Shinwa Kaiun Kaisha, Ltd.	169,000	446,619
Shinyei Kaisha	5,000	9,433
Shionogi & Co., Ltd.	54,000	1,104,022
SHIP HEALTHCARE HOLDINGS, Inc.	340	228,159
Shiroki Corp.	144,000	327,722
Shiseido Co., Ltd.	18,000	401,604
Shizuki Electric Co., Inc.	24,000	88,265
Shizuoka Bank, Ltd.	354,000	2,941,447
Shizuoka Gas Co., Ltd.	51,000	342,552
Sho-Bond Corp.	20,600	439,019
Shobunsha Publications, Inc.	17,200	113,051
#Shochiku Co., Ltd.	39,000	265,769
*Shoei Co., Ltd.	600	5,930
#Shoko Co., Ltd.	54,000	80,394
#Showa Aircraft Industry Co., Ltd.	11,000	83,159
*Showa Corp.	80,600	447,011
Showa Denko K.K.	913,000	1,804,047
Showa Sangyo Co., Ltd.	73,000	226,312
Showa Shell Sekiyu K.K.	124,100	913,298
Siix Corp.	14,800	149,823
#*Silver Seiko, Ltd.	119,000	5,573
Sinanen Co., Ltd.	70,000	289,954
Sinfonia Technology Co., Ltd.	92,000	195,285
Sintokogio, Ltd.	71,600	541,611
SKY Perfect JSAT Holdings, Inc.	1,654	584,407
#SMC Corp.	5,100	674,125
#SMK Corp.	69,000	335,723
SNT Corp.	29,300	76,094
Soda Nikka Co., Ltd.	13,000	50,357
*Sodick Co., Ltd.	82,300	247,841
*Soft99 Corp.	10,600	62,711
Softbank Corp.	34,600	1,032,162
Sogo Medical Co., Ltd.	4,100	111,555
Sohgo Security Services Co., Ltd.	57,400	580,442
Sojitz Corp.	1,207,200	1,914,559
*So-net Entertainment Corp.	92	221,719
Sonton Food Industry Co., Ltd.	3,000	23,348
Sony Corp.	2,000	62,571
Sony Corp. Sponsored ADR	340,489	10,630,067
Sony Financial Holdings, Inc.	78	282,584
#Sotetsu Holdings, Inc.	55,000	253,388
Sotoh Co., Ltd.	6,300	58,636
Space Co., Ltd.	3,700	26,470
SPK Corp.	5,700	81,689
Square Enix Holdings Co., Ltd.	32,000	615,587
SRA Holdings	15,500	142,383
SRI Sports, Ltd.	150	152,754
St Marc Holdings Co., Ltd.	6,300	236,996

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Stanley Electric Co., Ltd.	79,500	$1,373,815
Star Micronics Co., Ltd.	36,800	390,868
Starzen Co., Ltd.	85,000	236,313
#Stella Chemifa Corp.	7,000	276,321
Studio Alice Co., Ltd.	10,000	85,599
Subaru Enterprise Co., Ltd.	9,000	25,984
Sugi Holdings Co., Ltd.	4,800	105,263
Sugimoto & Co., Ltd.	10,300	89,473
*Sumco Corp.	45,660	864,116
Sumida Corp.	19,700	195,191
*Sumikin Bussan Corp.	77,000	165,993
Suminoe Textile Co., Ltd.	88,000	164,213
*Sumiseki Holdings, Inc.	11,700	10,807
Sumisho Computer Systems Corp.	18,200	279,291
Sumitomo Bakelite Co., Ltd.	205,000	1,067,910
#Sumitomo Chemical Co., Ltd.	675,000	2,923,053
Sumitomo Corp.	399,400	4,239,034
Sumitomo Densetsu Co., Ltd.	29,800	128,878
Sumitomo Electric Industries, Ltd.	276,900	3,229,705
Sumitomo Forestry Co., Ltd.	103,100	791,323
Sumitomo Heavy Industries, Ltd.	335,000	1,959,985
*Sumitomo Light Metal Industries, Ltd.	341,000	356,147
Sumitomo Metal Industries, Ltd.	191,000	461,248
Sumitomo Metal Mining Co., Ltd.	142,000	1,888,574
*Sumitomo Mitsui Construction Co., Ltd.	152,200	121,714
Sumitomo Mitsui Financial Group, Inc.	484,058	14,918,295
Sumitomo Osaka Cement Co., Ltd.	395,000	739,399
Sumitomo Pipe & Tube Co., Ltd.	41,400	229,998
#Sumitomo Precision Products Co., Ltd.	49,000	159,271
#*Sumitomo Real Estate Sales Co., Ltd.	4,370	179,136
Sumitomo Realty & Development Co., Ltd.	26,000	467,447
Sumitomo Rubber Industries, Ltd.	97,300	961,692
Sumitomo Seika Chemicals Co., Ltd.	88,000	350,355
Sumitomo Trust & Banking Co., Ltd.	426,000	2,357,527
Sumitomo Warehouse Co., Ltd.	192,000	919,983
Sundrug Co., Ltd.	6,000	154,752
SUNX, Ltd.	44,000	256,414
Suruga Bank, Ltd.	141,000	1,268,278
Suzuken Co., Ltd.	38,100	1,332,039
*Suzuki Metal Industry Co., Ltd.	16,000	28,894
Suzuki Motor Corp.	49,700	1,040,278
*SWCC Showa Holdings Co., Ltd.	407,000	380,627
*SxL Corp.	85,000	54,157
Sysmex Corp.	3,500	200,898
*Systena Corp., Ltd.	210	135,429
T RAD Co., Ltd.	91,000	252,428
T&D Holdings, Inc.	108,755	2,373,026
T. Hasegawa Co., Ltd.	12,400	190,715
Tachibana Eletech Co., Ltd.	17,900	133,417
Tachi-S Co., Ltd.	45,700	468,863
Tact Home Co., Ltd.	148	123,614
*Tadano, Ltd.	64,421	316,297
Taihei Dengyo Kaisha, Ltd.	35,000	248,656
Taihei Kogyo Co., Ltd.	85,000	310,662
*Taiheiyo Cement Corp.	926,000	1,254,364
Taiho Kogyo Co., Ltd.	37,900	282,938
Taikisha, Ltd.	17,000	268,354
Taisei Corp.	1,059,399	2,115,213
Taisei Lamick Co., Ltd.	1,600	39,336
Taisho Pharmaceutical Co., Ltd.	62,000	1,206,594
Taiyo Nippon Sanso Corp.	55,000	480,039

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
#Taiyo Yuden Co., Ltd.	103,000	$1,317,084
*Takachiho Koheki Co., Ltd.	4,800	49,491
Takagi Securities Co., Ltd.	27,000	40,879
Takamatsu Construction Group Co., Ltd.	15,300	186,152
Takano Co., Ltd.	14,200	75,573
#Takaoka Electric Manufacturing Co., Ltd.	84,000	296,725
Takara Holdings, Inc.	101,000	545,023
#Takara Printing Co., Ltd.	20,700	160,808
Takara Standard Co., Ltd.	91,000	587,196
Takasago International Corp.	95,000	434,284
#Takasago Thermal Engineering Co., Ltd.	43,000	369,680
Takashima & Co., Ltd.	19,000	29,564
Takashimaya Co., Ltd.	292,000	2,262,535
Takata Corp.	29,400	578,821
*Take & Give Needs Co., Ltd.	1,189	69,939
Takeda Pharmaceutical Co., Ltd.	53,300	2,445,854
*Takihyo Co., Ltd.	3,000	13,416
Takiron Co., Ltd.	59,000	179,942
*Takisawa Machine Tool Co., Ltd.	47,000	51,631
*Takuma Co., Ltd.	113,000	266,358
Tamron Co., Ltd.	12,700	212,183
Tamura Corp.	115,000	381,595
#*TASAKI & CO., LTD.	18,000	17,303
Tatsuta Electric Wire & Cable Co., Ltd.	96,000	217,299
Tayca Corp.	39,000	111,668
TBK Co., Ltd.	45,000	159,599
TDK Corp.	4,600	277,177
#TDK Corp. Sponsored ADR	48,131	2,880,640
#*Teac Corp.	26,000	12,623
Techno Associe Co., Ltd.	3,000	24,981
Techno Ryowa, Ltd.	8,870	42,059
Tecmo Koei Holdings Co., Ltd.	26,460	173,647
Teijin, Ltd.	515,750	1,638,536
Teikoku Electric Manufacturing Co., Ltd.	4,500	86,676
#Teikoku Piston Ring Co., Ltd.	21,500	169,765
Teikoku Sen-I Co., Ltd.	12,000	66,043
Teikoku Tsushin Kogyo Co., Ltd.	46,000	109,710
*Tekken Corp.	203,000	171,375
*Telepark Corp.	40	67,922
*Temp Holdings Co., Ltd.	1,600	13,219
Tenma Corp.	34,200	368,432
Terumo Corp.	7,800	409,690
#THK Co., Ltd.	85,700	1,684,853
Tigers Polymer Corp.	6,700	24,181
TKC, Corp.	25,300	432,466
Toa Corp.	217,000	220,625
Toa Doro Kogyo Co., Ltd.	63,000	92,532
*Toa Oil Co., Ltd.	101,000	108,766
*Toa Valve Engineering, Inc.	200	4,672
*Toabo Corp.	53,000	44,052
Toagosei Co., Ltd.	137,000	606,795
#*Tobishima Corp.	303,000	84,187
#Tobu Railway Co., Ltd.	173,000	991,195
Tobu Store Co., Ltd.	30,000	87,521
TOC Co., Ltd.	96,400	355,206
Tocalo Co., Ltd.	12,700	214,968
Tochigi Bank, Ltd.	137,000	564,118
Toda Corp.	140,000	447,555
#Toda Kogyo Corp.	47,000	405,994
Todentu Corp.	19,000	34,069
Toei Co., Ltd.	38,000	163,111

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Toenec Corp.	42,000	$241,737
Toho Bank, Ltd.	191,000	560,550
Toho Co., Ltd. (6895200)	30,900	510,734
#Toho Co., Ltd. (6895211)	27,000	96,598
Toho Gas Co., Ltd.	132,000	665,959
*Toho Holdings Co., Ltd.	19,000	283,041
Toho Real Estate Co., Ltd.	22,600	115,520
*Toho Titanium Co., Ltd.	4,800	131,788
#Toho Zinc Co., Ltd.	147,000	534,487
Tohoku Bank, Ltd.	86,000	136,274
Tohto Suisan Co., Ltd.	61,000	98,052
Tohuku Electric Power Co., Inc.	32,800	707,113
Tokai Carbon Co., Ltd.	122,000	643,381
Tokai Corp.	18,000	80,123
*Tokai Kanko Co., Ltd.	114,000	38,393
Tokai Lease Co., Ltd.	14,000	24,750
Tokai Rika Co., Ltd.	52,900	895,497
Tokai Rubber Industries, Ltd.	37,200	440,829
Tokai Tokyo Financial Holdings, Inc.	190,000	689,191
#Token Corp.	5,970	172,862
Tokio Marine Holdings, Inc.	179,012	4,894,164
Tokio Marine Holdings, Inc. ADR	63,004	1,714,339
#Toko Electric Corp.	45,000	268,390
#*Toko, Inc.	149,000	253,812
Tokushu Tokai Paper Co., Ltd.	125,380	306,198
Tokuyama Corp.	286,000	1,431,927
Tokyo Broadcasting System, Inc.	19,700	250,978
Tokyo Denpa Co., Ltd.	2,200	13,793
#Tokyo Dome Corp.	118,000	312,811
Tokyo Electric Power Co., Ltd.	91,012	2,496,186
Tokyo Electron Device, Ltd.	115	174,659
Tokyo Electron, Ltd.	24,800	1,330,117
#Tokyo Energy & Systems, Inc.	44,000	299,198
Tokyo Gas Co., Ltd.	189,000	857,049
#Tokyo Individualized Educational Institute, Inc.	36,500	119,346
Tokyo Kaikan Co., Ltd.	2,000	8,008
TOKYO KEIKI, Inc.	114,000	149,373
*Tokyo Kikai Seisakusho, Ltd.	73,000	79,301
Tokyo Ohka Kogyo Co., Ltd.	56,200	962,799
Tokyo Rakutenchi Co., Ltd.	30,000	116,600
#Tokyo Rope Manufacturing Co., Ltd.	218,000	551,519
Tokyo Sangyo Co., Ltd.	24,500	73,326
#*Tokyo Seimitsu Co., Ltd.	42,600	578,195
Tokyo Steel Manufacturing Co., Ltd.	96,700	1,155,140
Tokyo Style Co., Ltd.	63,000	493,673
Tokyo Tatemono Co., Ltd.	294,000	956,554
*Tokyo Tatemono Real Estate Sales Co., Ltd.	2,400	7,147
Tokyo Tekko Co., Ltd.	44,000	107,389
Tokyo Theatres Co., Inc.	84,000	116,770
Tokyo Tomin Bank, Ltd.	39,900	437,164
Tokyotokeiba Co., Ltd.	165,000	233,119
Tokyu Community Corp.	9,900	274,347
Tokyu Construction Co., Ltd.	94,000	243,411
Tokyu Corp.	119,000	511,826
Tokyu Land Corp.	450,000	1,633,809
Tokyu Livable, Inc.	9,700	96,553
Tokyu Recreation Co., Ltd.	6,000	35,200
Toli Corp.	61,000	106,139
Tomato Bank, Ltd.	122,000	243,859
*Tomen Devices Corp.	500	10,101
Tomen Electronics Corp.	15,600	183,650

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Tomoe Corp.	36,800	$76,663
*Tomoe Engineering Co., Ltd.	7,100	91,011
*Tomoegawa Paper Co., Ltd.	7,000	13,846
Tomoku Co., Ltd.	103,000	275,918
*TOMONY Holdings, Inc.	140,000	512,067
#Tomy Co., Ltd.	19,100	152,038
Tonami Holdings Co., Ltd.	88,000	187,896
TonenGeneral Sekiyu K.K.	31,000	279,610
#*Tonichi Carlife Group, Inc.	36,000	39,545
#*Topcon Corp.	46,300	225,996
Toppan Forms Co., Ltd.	28,500	273,903
Toppan Printing Co., Ltd.	295,000	2,427,653
Topre Corp.	54,000	386,925
Topy Industries, Ltd.	202,000	454,236
Toray Industries, Inc.	320,000	1,713,295
*Tori Holdings Co., Ltd.	11,700	3,909
Toridoll.corp	7	12,798
Torigoe Co., Ltd. (The)	12,200	100,179
Torii Pharmaceutical Co., Ltd.	22,600	370,968
#Torishima Pump Manufacturing Co., Ltd.	9,000	138,424
Tose Co., Ltd.	3,800	25,957
*Toshiba Corp.	227,000	1,187,513
#Toshiba Machine Co., Ltd.	138,000	501,209
Toshiba Plant Kensetsu Co., Ltd.	23,000	273,503
Toshiba TEC Corp.	133,000	482,807
*Tosho Printing Co., Ltd.	75,000	129,721
Tosoh Corp.	459,000	1,225,920
Totetsu Kogyo Co., Ltd.	37,000	240,005
TOTO, Ltd.	159,000	1,084,256
*Totoku Electric Co., Ltd.	18,000	20,120
Tottori Bank, Ltd.	69,000	179,607
Touei Housing Corp.	26,400	277,596
Toukei Computer Co., Ltd.	3,200	39,855
Tow Co., Ltd.	5,700	29,660
#Towa Bank, Ltd.	296,000	263,206
*Towa Corp.	5,100	38,291
Towa Pharmaceutical Co., Ltd.	3,200	188,778
Toyo Construction Co., Ltd.	268,000	126,708
Toyo Corp.	36,600	403,405
#Toyo Electric Manufacturing Co., Ltd.	21,000	97,871
Toyo Engineering Corp.	71,000	222,389
Toyo Ink Manufacturing Co., Ltd.	187,000	723,304
Toyo Kanetsu K.K.	214,000	335,790
Toyo Kohan Co., Ltd.	63,000	358,563
Toyo Securities Co., Ltd.	94,000	151,931
Toyo Seikan Kaisha, Ltd.	94,400	1,515,942
Toyo Sugar Refining Co., Ltd.	29,000	35,184
Toyo Suisan Kaisha, Ltd.	20,000	431,549
#Toyo Tanso Co, Ltd.	2,100	105,725
Toyo Tire & Rubber Co., Ltd.	166,000	384,471
Toyo Wharf & Warehouse Co., Ltd.	64,000	107,974
Toyobo Co., Ltd.	466,000	797,837
Toyoda Gosei Co., Ltd.	43,800	1,092,925
Toyota Auto Body Co., Ltd.	39,100	538,928
#Toyota Boshoku Corp.	39,800	628,521
#*Toyota Motor Corp. Sponsored ADR	305,641	21,465,167
Toyota Tsusho Corp.	111,625	1,695,296
Trans Cosmos, Inc.	24,000	218,377
Trend Micro, Inc.	5,500	162,181
Trend Micro, Inc. Sponsored ADR	3,540	105,138
Trinity Industrial Corp.	3,000	11,388

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Trusco Nakayama Corp.	20,400	$305,356
*TS Tech Co., Ltd.	19,600	307,647
Tsubakimoto Chain Co.	161,000	672,810
#Tsubakimoto Kogyo Co., Ltd.	24,000	57,363
#*Tsudakoma Corp.	105,000	180,981
#Tsugami Corp.	61,000	381,644
Tsukishima Kikai Co., Ltd.	36,000	247,408
*Tsukuba Bank, Ltd.	78,600	206,386
Tsumura & Co.	17,900	537,726
Tsuruha Holdings, Inc.	9,200	354,055
Tsurumi Manufacturing Co., Ltd.	28,000	179,976
Tsutsumi Jewelry Co., Ltd.	14,600	338,725
Tsuzuki Denki Co., Ltd.	8,000	33,926
TV Asahi Corp.	226	320,210
TV Tokyo Corp.	4,200	80,280
TYK Corp.	34,000	73,854
Ube Industries, Ltd.	620,000	1,548,925
Ube Material Industries, Ltd.	100,000	239,901
Uchida Yoko Co., Ltd.	87,000	269,739
#Ulvac, Inc.	31,000	609,067
Uni-Charm Corp.	3,900	463,049
*Uniden Corp.	68,000	186,394
Union Tool Co.	6,200	155,212
#*Unipres Corp.	23,700	396,243
*United Arrows, Ltd.	4,300	52,176
*Unitika, Ltd.	186,000	161,266
Universe Co., Ltd.	6,700	94,413
UNY Co., Ltd.	184,700	1,425,702
U-Shin, Ltd.	51,500	472,256
Ushio, Inc.	48,200	817,364
USS Co., Ltd.	3,430	257,013
Utoc Corp.	18,700	49,358
Valor Co., Ltd.	32,000	251,088
Vantec Corp.	91	125,536
*Venture Link Co., Ltd.	53,300	7,461
Vital KSK Holdings, Inc.	42,900	247,669
Wacoal Corp.	83,000	1,085,760
*Wacom Co., Ltd.	98	137,661
#*Wakachiku Construction Co., Ltd.	66,000	37,531
Wakamoto Pharmaceutical Co., Ltd.	7,000	23,246
Warabeya Nichiyo Co., Ltd.	9,300	113,072
Watabe Wedding Corp.	9,200	108,772
Watami Food Service Co., Ltd.	5,400	104,087
West Japan Railway Co.	188	695,121
Wood One Co., Ltd.	40,000	146,808
Xebio Co., Ltd.	15,700	310,765
*Y A C Co Ltd.	5,800	52,454
Yachiyo Bank, Ltd. (The)	18,000	347,822
Yahagi Construction Co., Ltd.	27,000	165,331
Yahoo! Japan Corp.	663	254,262
Yaizu Suisankagaku Industry Co., Ltd.	9,800	114,258
#Yakult Honsha Co., Ltd.	21,400	618,711
YAMABIKO Corp.	7,335	67,928
#Yamada Denki Co., Ltd.	8,650	583,822
Yamagata Bank, Ltd.	133,000	622,554
Yamaguchi Financial Group, Inc.	185,000	1,728,235
Yamaha Corp.	154,200	1,708,815
*Yamaha Motor Co., Ltd.	90,800	1,173,358
#*Yamaichi Electronics Co., Ltd.	24,100	95,029
Yamanashi Chuo Bank, Ltd.	136,000	547,835
Yamatake Corp.	42,300	1,078,005

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Yamatane Corp.	160,000	$218,503
Yamato Corp.	26,000	89,599
*Yamato Holdings Co., Ltd.	106,100	1,315,187
*Yamato Kogyo Co., Ltd.	42,400	1,031,141
Yamazaki Baking Co., Ltd.	67,000	849,362
Yamazen Co., Ltd.	52,800	222,796
Yaoko Co., Ltd.	3,900	112,104
#Yaskawa Electric Corp.	128,000	962,273
Yasuda Warehouse Co., Ltd. (The)	16,300	95,835
Yellow Hat, Ltd.	26,500	183,117
Yodogawa Steel Works, Ltd.	132,000	553,898
Yokogawa Bridge Holdings Corp.	57,000	383,183
*Yokogawa Electric Corp.	171,900	1,014,351
Yokohama Reito Co., Ltd.	72,000	518,292
Yokohama Rubber Co., Ltd.	190,000	1,014,357
Yokowo Co., Ltd.	22,200	134,747
Yomeishu Seizo Co., Ltd.	12,000	113,117
Yomiuri Land Co., Ltd.	18,000	59,837
Yondenko Corp.	23,000	98,904
Yonekyu Corp.	27,500	240,653
Yonex Co., Ltd.	9,400	66,426
#Yorozu Corp.	24,500	356,705
#Yoshinoya Holdings Co., Ltd.	330	378,392
Yuasa Funashoku Co., Ltd.	6,000	13,596
*Yuasa Trading Co., Ltd.	315,000	298,358
Yuken Kogyo Co., Ltd.	80,000	164,513
Yuki Gosei Kogyo Co., Ltd.	11,000	29,977
#Yukiguni Maitake Co., Ltd.	7,200	43,362
Yurtec Corp.	51,000	203,898
#Yushin Precision Equipment Co., Ltd.	8,200	144,948
Yushiro Chemical Industry Co., Ltd.	7,400	90,193
Yutaka Foods Corp.	4,000	64,568
Zenrin Co., Ltd.	22,200	227,020
Zensho Co., Ltd.	10,100	94,167
Zeon Corp.	186,000	1,337,772
#ZERIA Pharmaceutical Co., Ltd.	11,000	121,346
Zuken, Inc.	26,500	180,375

TOTAL JAPAN		892,827,778

NETHERLANDS — (2.3%)
Aalberts Industries NV	78,963	1,178,203
Accell Group NV	6,421	288,899
*Aegon NV	781,786	4,695,846
*Aegon NV ADR	101,232	608,404
Akzo Nobel NV	85,760	5,047,008
Akzo Nobel NV Sponsored ADR	27,517	1,624,329
*AMG Advanced Metallurgical Group NV	13,088	120,524
Amsterdam Commodities NV	3,953	41,435
#Arcadis NV	51,797	1,003,732
ArcelorMittal NV	163,421	5,003,101
#ArcelorMittal NV ADR	65,400	2,007,780
#*ASM International NV	21,139	537,350
ASML Holding NV	75,600	2,426,428
ASML Holding NV ADR	53,231	1,713,506
#B, Inc. Bank NV	33,092	464,193
#*BE Semiconductor Industries NV	133,114	758,058
Beter Bed Holding NV	3,279	73,068
Brunel International NV	4,613	145,917
Crown Van Gelder NV	1,272	11,269
*Crucell NV	4,119	79,244
#*Crucell NV ADR	38,643	748,515

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
*CSM NV	23,445	$680,229
#*Draka Holding NV	27,509	418,848
Exact Holding NV	7,123	165,609
#Fornix Biosciences NV	5,283	31,250
#Fugro NV	60,207	3,179,701
Grontmij NV	10,287	197,628
*Heijmans NV	17,045	270,244
Heineken NV	75,799	3,430,720
Hunter Douglas NV	551	21,144
*ICT Automatisering NV	12,826	69,398
Imtech NV	27,435	765,233
*ING Groep NV	13,039	125,043
#*ING Groep NV Sponsored ADR	1,565,969	15,064,622
#*InnoConcepts NV	38,493	10,842
#*Kardan NV	4,767	20,278
KAS Bank NV	6,729	103,473
*Kendrion NV	2,894	37,168
Koninklijke (Royal) KPN NV Sponsored ADR	4,300	61,705
Koninklijke Ahold NV	413,637	5,311,540
Koninklijke Ahold NV ADR	21,680	277,721
#Koninklijke Bam Groep NV	200,609	970,030
#Koninklijke Boskalis Westminster NV	40,391	1,668,287
Koninklijke DSM NV	153,605	7,283,395
Koninklijke KPN NV	177,435	2,465,618
#Koninklijke Philips Electronics NV	207,740	6,458,016
Koninklijke Ten Cate NV	22,187	592,597
Koninklijke Vopak NV	67,310	2,735,106
#Macintosh Retail Group NV	50,999	997,049
Mediq NV	36,054	666,093
Nederlandsche Apparatenfabriek NV	2,154	48,043
#Nutreco NV	56,384	3,407,374
*Ordina NV	39,739	163,079
*Pharming Group NV	31,665	7,952
Philips Electronics NV ADR	239,675	7,458,686
#*Punch Graphix NV	20,168	58,604
#*Qurius NV	35,278	11,989
*Randstad Holdings NV	94,215	4,230,822
Reed Elsevier NV	4,128	53,447
Reed Elsevier NV ADR	45,688	1,181,949
SBM Offshore NV	151,755	2,395,977
#Sligro Food Group NV	9,857	280,000
*SNS Reaal Groep NV	146,325	805,129
Telegraaf Media Groep NV	21,291	402,172
TKH Group NV	23,913	473,703
#TNT NV	130,604	3,892,976
#*TomTom NV	124,444	749,565
Unilever NV	181,970	5,352,199
Unit 4 NV	7,972	175,322
#*USG People NV	63,579	976,386
#*Wavin NV	11,776	169,067
Wolters Kluwer NV	115,216	2,325,423

TOTAL NETHERLANDS		117,275,260

NEW ZEALAND — (0.2%)
Abano Healthcare Group, Ltd.	17,364	66,848
Air New Zealand, Ltd.	271,442	219,029
Auckland International Airport, Ltd.	1,273,019	1,831,222
Contact Energy, Ltd.	141,427	585,731
Ebos Group, Ltd.	14,044	65,235
*Fisher & Paykel Appliances Holdings, Ltd.	514,458	197,821
Fisher & Paykel Healthcare Corp., Ltd.	141,268	309,450

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

NEW ZEALAND — (Continued)
Fletcher Building, Ltd.	370,855	$2,048,432
Freightways, Ltd.	36,608	74,972
Hallenstein Glasson Holdings, Ltd.	16,145	43,194
Infratil, Ltd.	202,190	239,238
Mainfreight, Ltd.	23,999	115,795
Michael Hill International, Ltd.	72,300	35,192
New Zealand Exchange, Ltd.	29,548	31,800
*New Zealand Oil & Gas, Ltd.	314,084	282,462
*New Zealand Refining Co., Ltd.	66,827	146,508
Nuplex Industries, Ltd.	136,490	292,690
*Pike River Coal, Ltd.	224,242	161,260
Port of Tauranga, Ltd.	63,930	320,180
Pumpkin Patch, Ltd.	37,217	49,681
*Pyne Gould Corp., Ltd.	45,691	13,587
*Pyne Gould Guinness, Ltd.	333,601	128,185
*Rakon, Ltd.	26,030	19,655
Restaurant Brands New Zealand, Ltd.	180,042	316,023
*Rubicon, Ltd.	48,172	31,376
Ryman Healthcare, Ltd.	97,765	144,156
Sanford, Ltd.	31,342	91,596
Skellerup Holdings, Ltd.	20,500	11,007
Sky City Entertainment Group, Ltd.	149,195	328,436
*Sky Network Television, Ltd.	137,982	483,967
Steel & Tube Holdings, Ltd.	25,952	41,652
Telecom Corp. of New Zealand, Ltd.	101,012	145,714
#Telecom Corp. of New Zealand, Ltd. Sponsored ADR	52,437	378,595
Tourism Holdings, Ltd.	23,932	13,049
Tower, Ltd.	256,656	349,401
#TrustPower, Ltd.	74,003	386,995
Vector, Ltd.	211,642	319,871
*Warehouse Group, Ltd.	26,709	68,592

TOTAL NEW ZEALAND		10,388,597

NORWAY — (0.9%)
#Acergy SA	94,893	1,551,505
#*Acta Holding ASA	77,000	26,360
Aker ASA	4,465	86,177
Aker Kvaerner ASA	62,480	808,621
#*Aktiv Kapital ASA	31,100	205,471
Atea ASA	85,873	601,183
#Austevoll Seafood ASA	53,000	328,248
*Blom ASA	17,000	16,224
#Bonheur ASA	15,525	336,378
#*BW Offshore, Ltd. ASA	98,375	137,476
#*BWG Homes ASA	1,500	3,953
*Camillo Eitze & Co. ASA	11,661	21,592
Cermaq ASA	51,490	471,459
#Copeinca ASA	25,236	171,549
*Deep Sea Supply P.L.C.	75,031	124,830
#*Det Norske Oljeselskap ASA	2,560	9,869
DnB NOR ASA Series A	392,993	4,862,975
#*DNO International ASA	528,000	722,550
*Dockwise, Ltd. ASA	16,650	415,735
#*DOF ASA	24,641	178,249
*EDB Business Partner ASA	23,080	58,495
#*Eitzen Chemical ASA	368,181	87,457
#Ekornes ASA	17,497	374,693
#*Eltek ASA	131,500	71,363
Farstad Shipping ASA	7,858	200,312
#Fred Olsen Energy ASA	13,951	409,586
#Frontline, Ltd. ASA	4,950	151,053

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

NORWAY — (Continued)
Ganger Rolf ASA	35,100	$718,503
#Golden Ocean Group, Ltd. ASA	215,049	320,655
Grieg Seafood ASA	4,762	13,599
*Havila Shipping ASA	2,400	26,874
Itera ASA	40,000	18,730
#*Kongsberg Automotive ASA	230,800	149,386
Kongsberg Gruppen ASA	25,456	506,723
*Kverneland Group ASA	81,000	49,908
Leroy Seafood Group ASA	8,800	180,776
Marine Harvest ASA	2,044,719	1,536,874
#Nordic Semiconductor ASA	293,500	1,318,158
#*Norse Energy Corp. ASA	196,176	54,853
#Norsk Hydro ASA	634,278	3,401,558
#Norsk Hydro ASA Sponsored ADR	50,900	277,914
#*Norske Skogindustrier ASA Series A	229,481	280,574
#*Norwegian Air Shuttle ASA	6,231	104,184
*Norwegian Energy Co. ASA	190,701	426,685
*Odfjell ASA Series A	43,400	304,469
Olav Thon Eiendomsselskap ASA	230	28,404
#Opera Software ASA	26,077	101,095
Orkla ASA	297,750	2,464,411
#*Panoro Energy ASA	19,616	19,372
*Petroleum Geo-Services ASA	129,704	1,160,795
*Petrolia Drilling ASA	30,500	8,848
Photocure ASA	4,035	26,035
*Pronova BioPharma ASA	29,000	71,082
Prosafe ASA	86,400	400,376
*Prosafe Production Public, Ltd. ASA	200,300	414,983
#*Q-Free ASA	66,600	199,717
#*Renewable Energy Corp. ASA	151,544	415,841
#Salmar ASA	800	6,882
#Scana Industrier ASA	100,401	129,024
Schibsted ASA	29,874	667,501
*Seabird Exploration, Ltd. ASA	46,000	20,600
#SeaDrill, Ltd. ASA	97,800	2,260,995
#*Sevan Marine ASA	199,443	202,201
#*Siem Offshore, Inc. ASA	16,355	25,531
Solstad Offshore ASA	6,400	126,874
*Songa Offshore SE	155,792	487,267
SpareBanken 1 SMN	47,723	354,645
StatoilHydro ASA	26,002	525,897
#StatoilHydro ASA Sponsored ADR	65,875	1,339,239
*Storebrand ASA	333,598	1,969,929
#*Subsea 7, Inc. P.L.C.	67,195	1,143,158
Telenor ASA	191,355	2,944,941
#TGS Nopec Geophysical Co. ASA	123,991	1,641,427
#Tomra Systems ASA	141,057	690,926
*TTS Marine ASA	6,500	6,522
#Veidekke ASA	50,500	333,363
#Wilh Wilhelmsen Holding ASA	12,452	227,577
Yara International ASA	47,324	1,776,820

TOTAL NORWAY		44,316,064

PORTUGAL — (0.3%)
#*Altri SGPS SA	37,676	193,453
#Banco BPI SA	474,901	1,052,326
#Banco Comercial Portugues SA	2,471,085	2,133,284
#Banco Espirito Santo SA	370,369	1,770,904
Banif SGPS SA	70,833	80,323
#Brisa SA	105,739	689,788
Cimpor Cimentos de Portugal SA	212,222	1,289,670

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

PORTUGAL — (Continued)
*Corticeira Amorim SGPS SA	182,162	$207,826
#Energias de Portugal SA	185,237	609,073
Energias de Portugal SA Sponsored ADR	7,300	239,805
Finibanco Holdings SGPS SA	226,205	430,403
#Galp Energia SGPS SA Series B	88,266	1,443,295
*Impresa SGPS SA	49,602	105,291
*Investimentos Participacoes e Gestao SA	66,000	41,223
#Jeronimo Martins SGPS SA	70,274	767,662
#Martifer SGPS SA	12,849	30,815
#Mota-Engil SGPS SA	72,987	205,684
Novabase SGPS SA	12,258	52,359
*ParaRede SGPS SA	45,991	34,147
#Portucel-Empresa Produtora de Pasta de Papel SA	317,577	911,094
Portugal Telecom SA	106,571	1,172,559
Redes Energeticas Nacionais SA	196,023	672,791
*Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	18,300
Sociedade de Investimento e Gestao SGPS SA	50,280	497,105
*Sonae Capital SGPS SA	40,593	26,514
*Sonae Industria SGPS SA	64,495	197,054
Sonae SGPS SA	719,460	756,205
#*Sonaecom SGPS SA	215,868	420,115
#*Teixeira Duarte Engenharia e Construcoes SA	158,418	204,177
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	97,933	406,937

TOTAL PORTUGAL		16,660,182

SINGAPORE — (1.5%)
Allgreen Properties, Ltd.	589,500	508,438
Armstrong Industrial Corp., Ltd.	280,000	88,763
*Asia Environment Holdings, Ltd.	98,820	10,556
*Asia Food & Properties, Ltd.	1,640,000	666,103
Asia Pacific Breweries, Ltd.	14,000	153,653
*Asiasons Capital, Ltd.	297,000	37,222
Asiatravel.com Holdings, Ltd.	40,000	14,301
#*ASL Marine Holdings, Ltd.	202,000	127,932
Auric Pacific Group, Ltd.	25,000	11,598
*Ausgroup, Ltd.	225,000	85,470
Baker Technology, Ltd.	143,000	43,779
*Ban Joo & Co., Ltd.	29,333	862
*Banyan Tree Holdings, Ltd.	409,000	261,661
*Beyonics Technology, Ltd.	135,000	22,914
*BH Global Marine, Ltd.	113,000	28,678
Bonvests Holdings, Ltd.	51,600	35,896
*Boustead Singapore, Ltd.	19,000	12,717
Breadtalk Group, Ltd.	80,000	34,725
Broadway Industrial Group, Ltd.	146,000	123,849
#Bukit Sembawang Estates, Ltd.	100,000	357,026
*Bund Center Investment, Ltd.	632,000	274,217
*CapitaLand, Ltd.	897,500	2,619,666
Cerebos Pacific, Ltd.	79,000	241,852
CH Offshore, Ltd.	180,000	72,969
*China Auto Corp., Ltd.	22,000	806
China Aviation Oil Singapore Corp., Ltd.	158,000	168,802
China Dairy Group, Ltd.	147,000	14,051
*China Energy, Ltd.	1,106,000	126,343
China Merchants Holdings Pacific, Ltd.	79,000	40,710
#*China XLX Fertiliser, Ltd.	505,000	195,258
*Chip Eng Seng Corp., Ltd.	400,000	107,533
*Chuan Hup Holdings, Ltd.	150,000	28,704
City Developments, Ltd.	236,000	2,104,820
Comfortdelgro Corp., Ltd.	721,000	850,570
#Cosco Corp Singapore, Ltd.	708,000	856,518

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
#Creative Technology Co., Ltd.	53,000	$157,608
CSC Holdings, Ltd.	396,000	46,674
*CSE Global, Ltd.	179,000	126,650
CWT, Ltd.	180,000	122,633
DBS Group Holdings, Ltd.	618,231	6,561,570
*Delong Holdings, Ltd.	175,200	49,282
*Enviro-Hub Holdings, Ltd.	129,000	8,946
Eu Yan Sang International, Ltd.	32,000	15,311
*euNetworks Group, Ltd.	1,017,000	14,925
#*Ezion Holdings, Ltd.	339,000	175,175
#Ezra Holdings, Ltd.	325,000	479,690
F.J. Benjamin Holdings, Ltd.	239,000	62,499
*Falcon Energy Group, Ltd.	140,000	57,350
*Federal International (2000), Ltd.	217,500	26,466
#*First Resources, Ltd.	525,000	437,364
Food Empire Holdings, Ltd.	144,800	36,653
Fragrance Group, Ltd.	97,000	39,244
Fraser & Neave, Ltd.	779,000	3,151,171
*Freight Links Express Holdings, Ltd.	500,000	20,286
*Fu Yu Corp., Ltd.	118,000	8,646
*Gallant Venture, Ltd.	421,000	80,880
GK Goh Holdings, Ltd.	87,000	38,420
*Global Yellow Pages, Ltd.	29,000	4,487
Golden Agri-Resources, Ltd.	3,711,000	1,572,778
Goodpack, Ltd.	186,000	231,530
GP Batteries International, Ltd.	50,000	66,186
GP Industries, Ltd.	174,000	58,233
#*Guocoland, Ltd.	182,666	292,404
Healthway Medical Corp., Ltd.	554,119	75,532
Hersing Corp., Ltd.	66,000	15,036
Hiap Seng Engineering, Ltd.	120,000	59,230
Hi-P International, Ltd.	612,000	326,542
Ho Bee Investment, Ltd.	641,000	779,926
*Hong Fok Corp., Ltd.	328,400	140,294
Hong Leong Asia, Ltd.	157,000	413,336
Hotel Grand Central, Ltd.	118,596	71,201
Hotel Properties, Ltd.	254,000	532,811
Hour Glass, Ltd.	50,000	30,176
HTL International Holdings, Ltd.	224,000	99,110
*Huan Hsin Holdings, Ltd.	67,000	15,813
HupSteel, Ltd.	145,000	24,524
Hwa Hong Corp., Ltd.	144,000	67,687
#Hyflux, Ltd.	76,000	180,851
*Indofood Agri Resources, Ltd.	243,000	416,078
InnoTek, Ltd.	74,000	28,159
Isetan (Singapore), Ltd.	15,000	38,388
Jardine Cycle & Carriage, Ltd.	66,838	1,762,418
#*Jaya Holdings, Ltd.	343,000	165,628
#*Jiutian Chemical Group, Ltd.	673,000	32,325
*Jurong Technologies Industrial Corp., Ltd.	213,200	3,920
K1 Ventures, Ltd.	749,000	77,328
Keppel Corp., Ltd.	292,000	2,009,108
Keppel Land, Ltd.	538,000	1,603,298
Keppel Telecommunications & Transportation, Ltd.	100,000	93,581
*K-Green Trust	58,400	49,390
Kim Eng Holdings, Ltd.	320,573	379,948
Koh Brothers Group, Ltd.	161,000	24,321
*KS Energy Services, Ltd.	296,775	235,865
*Lafe Corp., Ltd.	75,600	3,877
LC Development, Ltd.	107,000	13,814
Lee Kim Tah Holdings, Ltd.	60,000	22,039

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Low Keng Huat Singapore, Ltd.	370,000	$117,017
Lum Chang Holdings, Ltd.	123,000	25,843
M1, Ltd.	117,000	182,793
*Manhattan Resources, Ltd.	83,000	34,006
*Marco Polo Marine, Ltd.	166,000	50,192
Memtech International, Ltd.	310,000	25,133
*Mercator Lines Singapore, Ltd.	12,000	2,480
Metro Holdings, Ltd.	281,000	162,508
*MFS Technology, Ltd.	52,000	8,999
#Midas Holdings, Ltd.	272,000	189,584
#*Neptune Orient Lines, Ltd.	861,000	1,302,216
Nera Telecommunications, Ltd.	105,000	25,890
NSL, Ltd.	75,000	77,722
#*Oceanus Group, Ltd.	803,000	183,378
OKP Holdings, Ltd.	14,000	5,058
#Olam International, Ltd.	246,600	511,030
Orchard Parade Holdings, Ltd.	167,000	135,376
OSIM International, Ltd.	243,000	190,075
#*Otto Marine, Ltd.	809,000	238,489
*Overseas Union Enterprise, Ltd.	122,000	240,891
Overseas-Chinese Banking Corp., Ltd.	766,833	5,103,094
Pan Pacific Hotels Group, Ltd.	391,500	457,481
Pan-United Corp., Ltd.	100,000	35,011
#Parkway Holdings, Ltd.	723,453	2,097,319
Petra Foods, Ltd.	118,000	122,484
Popular Holdings, Ltd.	429,000	48,950
PSC Corp., Ltd.	181,924	34,330
QAF, Ltd.	274,259	132,385
#Raffles Education Corp., Ltd.	1,432,672	306,013
*Raffles Medical Group, Ltd.	113,000	162,982
*Rotary Engineering, Ltd.	188,000	135,850
San Teh, Ltd.	140,400	37,794
SBS Transit, Ltd.	54,000	72,735
#SC Global Developments, Ltd.	259,284	318,952
SembCorp Industries, Ltd.	606,000	1,884,416
#SembCorp Marine, Ltd.	179,800	530,286
Sim Lian Group, Ltd.	83,000	31,676
Singapore Airlines, Ltd.	182,400	2,098,554
Singapore Airport Terminal Services, Ltd.	417,392	897,930
Singapore Exchange, Ltd.	119,000	671,753
Singapore Land, Ltd.	113,000	554,282
Singapore Post, Ltd.	374,000	313,421
#Singapore Press Holdings, Ltd.	363,000	1,103,998
Singapore Reinsurance Corp., Ltd.	55,000	10,528
Singapore Shipping Corp., Ltd.	137,000	27,763
Singapore Technologies Engineering, Ltd.	152,000	362,879
Singapore Telecommunications, Ltd.	1,852,350	4,257,560
Sinomem Technology, Ltd.	493,000	182,004
Sinwa, Ltd.	89,000	20,438
SMB United, Ltd.	175,000	32,844
SMRT Corp, Ltd.	311,000	508,043
Soilbuild Group Holdings, Ltd.	321,000	150,184
*Sound Global, Ltd.	280,000	171,489
Spice I2I, Ltd.	747,000	71,642
Stamford Land Corp., Ltd.	561,000	217,092
StarHub, Ltd.	108,710	188,801
Straco Corp., Ltd.	150,000	12,134
*Straits Asia Resources, Ltd.	191,000	291,583
Sunningdale Tech, Ltd.	766,000	127,088
*Super Group, Ltd.	263,000	167,548
#*Swiber Holdings, Ltd.	419,000	318,338

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Swissco International, Ltd.	100,000	$64,423
Tat Hong Holdings, Ltd.	422,000	307,773
Thakral Corp., Ltd.	793,000	17,456
Thomson Medical Centre, Ltd.	21,000	12,987
*Tiong Woon Corp. Holding, Ltd.	207,000	65,616
Tuan Sing Holdings, Ltd.	304,586	49,316
UMS Holdings, Ltd.	86,000	26,667
#United Engineers, Ltd.	104,000	176,242
*United Envirotech, Ltd.	99,000	27,038
United Industrial Corp., Ltd.	666,000	1,058,352
United Overseas Bank, Ltd.	249,000	3,642,667
UOB-Kay Hian Holdings, Ltd.	261,000	290,249
UOL Group, Ltd.	508,000	1,479,067
*Venture Corp., Ltd.	245,000	1,650,368
WBL Corp., Ltd.	225,676	759,673
#Wheelock Properties, Ltd.	259,347	360,776
Wilmar International, Ltd.	147,000	679,054
Wing Tai Holdings, Ltd.	392,100	520,194
Xpress Holdings, Ltd.	474,000	26,104
Yangzijiang Shipbuilding Holdings, Ltd.	816,000	871,594
#Yanlord Land Group, Ltd.	622,000	853,070
YHI International, Ltd.	96,000	19,108
Yongnam Holdings, Ltd.	671,000	118,704

TOTAL SINGAPORE		75,118,409

SPAIN — (2.2%)
Abengoa SA	26,637	699,329
#Abertis Infraestructuras SA	104,723	1,767,457
#Acciona SA	21,510	1,893,543
#Acerinox SA	108,150	1,853,887
#Actividades de Construccion y Servicios SA	60,589	2,625,256
Adolfo Dominguez SA	2,648	37,979
Almirall SA	90,093	853,100
Amper SA	12,115	71,628
#Antena 3 de Television SA	33,475	243,563
*Azkoyen SA	14,561	39,272
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	11,545,251
#Banco de Sabadell SA	718,852	4,081,892
#*Banco de Valencia SA	108,894	653,410
#Banco Espanol de Credito SA	122,647	1,246,563
Banco Guipuzcoano SA	94,292	605,395
#Banco Pastor SA	145,146	761,574
#Banco Popular Espanol SA	528,770	3,493,713
#Banco Santander SA	397,562	5,164,778
#Banco Santander SA Sponsored ADR	2,151,591	27,475,817
#Bankinter SA	184,736	1,381,253
*Baron de Ley SA	2,832	131,973
#Bolsas y Mercados Espanoles SA	33,088	853,776
Caja de Ahorros del Mediterraneo SA	8,314	66,184
#*Campofrio Food Group SA	20,352	193,133
Cementos Portland Valderrivas SA	12,453	209,369
#Cia Espanola de Petroleos SA	7,449	167,341
*Cie Automotive SA	1,089	4,848
Cintra Concesiones de Infraestructuras de Transporte SA	243,355	2,130,120
*Codere SA	4,820	43,611
Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,535,980
#*Corporacion Dermoestetica SA	10,205	29,412
Criteria Caixacorp SA	503,471	2,456,204
*Dinamia SA	693	8,098
*Dogi International Fabrics SA	13,276	11,072
Duro Felguera SA	16,236	173,610

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
Ebro Foods SA	100,501	$1,752,988
*EDP Renovaveis SA	120,051	717,229
Elecnor SA	6,947	89,762
Enagas SA	89,060	1,641,184
*Ercros SA	60,122	62,526
Faes Farma SA	32,633	111,382
*Fersa Energias Renovables SA	1,015	1,747
#Fomento de Construcciones y Contratas SA	29,296	760,390
#*Gamesa Corp. Tecnologica SA	56,109	489,010
#Gas Natural SDG SA	118,807	1,983,650
#*General de Alquiler de Maquinaria SA	12,685	28,613
#*Gestevision Telec, Inc. SA	50,443	577,962
*Grifols SA	23,004	256,251
Grupo Catalana Occidente SA	55,676	1,043,369
*Grupo Empresarial Ence SA	188,772	645,000
*Grupo Ezentis SA	185,356	113,929
*Grupo Tavex SA	13,157	7,855
Iberdrola Renovables SA	457,727	1,600,004
Iberdrola SA	310,029	2,181,501
*Iberia Lineas Aereas de Espana SA	276,510	938,613
Iberpapel Gestion SA	4,081	60,689
*Indra Sistemas SA	37,920	618,528
Industria de Diseno Textil SA	14,898	985,532
#*Jazztel P.L.C.	111,041	403,628
#*La Seda de Barcelona SA	257,738	39,606
*La Seda de Barcelona SA I-10	1,233,403	189,663
Laboratorios Farmaceuticos Rovi SA	2,861	15,858
#Mapfre SA	214,636	705,986
Miquel y Costas & Miquel SA	9,539	203,778
#*Natra SA	10,905	29,462
*Natraceutical SA	91,207	47,586
#*NH Hoteles SA	127,648	516,892
Obrascon Huarte Lain SA	15,618	407,380
*Papeles y Cartones de Europa SA	53,512	224,742
Pescanova SA	7,101	186,640
Prim SA	5,102	42,442
#*Promotora de Informaciones SA	52,477	149,727
Prosegur Cia de Seguridad SA	9,343	459,231
*Realia Business SA	136,722	258,951
#Red Electrica Corporacion SA	26,929	1,177,101
*Renta Corp Real Estate SA	781	1,865
Repsol YPF SA	1,793	42,277
Repsol YPF SA Sponsored ADR	266,253	6,296,883
#*Sacyr Vallehermoso SA	58,273	298,713
*Service Point Solutions SA	60,668	44,200
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	86,247
Sol Melia SA	61,819	515,988
#*Solaria Energia y Medio Ambiente SA	17,034	35,183
#*SOS Corp Alimentaria SA	58,124	130,195
*Tecnicas Reunidas SA	5,774	298,788
*Telecomunicaciones y Energia SA	33,041	121,704
Telefonica SA	5,983	135,487
#Telefonica SA Sponsored ADR	72,100	4,934,524
Tubacex SA	104,916	351,467
Tubos Reunidos SA	95,313	241,036
Unipapel SA	4,501	60,906
#*Urbas Guadahermosa SA	8,757	1,006
*Vertice Trescientos Sesenta Grados SA	1,752	548
Vidrala SA	13,737	334,863
Viscofan SA	35,568	1,029,922
*Vocento SA	34,637	177,784

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
#Zardoya Otis SA	23,914	$372,910
*Zardoya Otis SA I-10 Shares	1,196	18,651
#*Zeltia SA	53,045	232,327

TOTAL SPAIN		111,999,252

SWEDEN — (2.3%)
Aarhuskarlshamn AB	24,977	528,026
#Acando AB	79,449	130,707
#*Active Biotech AB	14,592	214,808
Addtech AB Series B	2,691	53,839
AF AB	29,161	404,352
Alfa Laval AB	50,974	789,592
#*Anoto Group AB	29,000	15,150
Aros Quality Group AB	5,000	32,909
Assa Abloy AB Series B	100,032	2,211,358
#Atlas Copco AB Series A	51,700	845,564
Atlas Copco AB Series B	26,200	390,835
Avanza Bank Holding AB	7,122	241,508
Axfood AB	7,002	199,680
#Axis Communications AB	14,072	170,490
B&B Tools AB	23,018	335,077
#*BE Group AB	24,573	144,980
Beiger Electronics AB	345	6,603
Beijer Alma AB	8,058	121,377
Bilia AB Series A	19,334	291,663
Billerud AB	110,974	717,966
*BioGaia AB Series B	2,753	31,626
*BioInvent International AB	3,197	13,792
*BioPhausia AB	37,143	4,419
Biotage AB	44,000	44,223
*Boliden AB	268,564	3,193,047
Bure Equity AB	123,011	451,391
Cantena AB	500	7,505
Cardo AB	12,717	371,893
#Clas Ohlson AB Series B	69,373	1,072,137
#*Cloetta AB	14,784	75,802
Concordia Maritime AB Series B	30,791	79,988
*CyberCom Group AB	6,233	18,301
#*Diamyd Medical AB	4,590	74,463
Duni AB	23,699	190,301
*East Capital Explorer AB	22,995	244,239
Electrolux AB Series B	149,308	3,331,722
#Elekta AB Series B	26,546	769,915
Enea Data AB Series B	17,746	105,040
#*Eniro AB	195,213	256,103
Fagerhult AB	2,628	41,489
G & L Beijer AB Series B	3,215	91,666
Getinge AB	78,735	1,743,455
*Geveko AB	1,000	2,329
*Gunnebo AB	41,103	173,450
Hakon Invest AB	38,136	592,120
*Haldex AB	53,725	595,924
Hennes & Mauritz AB Series B	58,708	1,850,601
#Hexagon AB	135,521	2,274,084
Hexpol AB	12,133	154,849
*HIQ International AB	27,271	119,946
Hoganas AB Series B	20,552	567,885
Holmen AB	49,749	1,305,996
HQ AB	7,831	68,672
Husqvarna AB Series A	46,827	330,007
Husqvarna AB Series B	300,083	2,118,861

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
*Industrial & Financial Systems AB Series B	14,582	$167,642
Indutrade AB	4,400	102,123
Intrum Justitia AB	56,267	646,585
JM AB	50,699	827,478
KappAhl AB	16,200	111,063
Know IT AB	11,284	87,062
Lagercrantz Group AB Series B	10,000	49,282
Lammhults Design Group AB	2,400	13,841
#*LBI International AB	35,306	59,906
*Lindab International AB	46,823	564,243
*Loomis AB	56,753	612,222
*Lundin Petroleum AB	161,950	900,353
#Meda AB Series A	214,252	1,718,245
*Medivir AB	5,800	94,840
Mekonomen AB	2,511	58,617
#*Micronic Mydata AB	67,155	101,774
Modern Times Group AB Series B	35,059	2,198,413
Munters AB	42,372	317,148
NCC AB Series B	56,079	992,509
*Net Entertainment NE AB	2,106	18,820
#*Net Insight AB	65,611	40,051
#New Wave Group AB Series B	36,650	172,061
NIBE Industrier AB	26,895	254,068
Niscayah Group AB	83,668	127,986
#*Nobia AB	136,885	803,855
Nolato AB Series B	15,329	168,880
#Nordea Bank AB	961,295	9,593,913
Nordnet AB	7,246	28,687
#*Northland Resources SA	32,848	74,288
OEM International AB Series B	9,300	57,695
#*Opcon AB	8,580	33,377
#ORC Software AB	1,800	32,724
#*Orexo AB	3,300	19,033
Oriflame Cosmetics SA	12,458	745,030
*Pa Resources AB	146,047	107,376
#*Partnertech AB	1,500	5,332
#Peab AB Series B	129,819	792,691
#*Pricer AB Series B	579,372	55,343
*Proffice AB	24,725	78,907
Q-Med AB	19,718	177,187
Ratos AB	88,851	2,536,613
RaySearch Laboratories AB	24,042	121,071
Readsoft AB Series B	7,000	10,854
*Rederi AB Transatlantic	19,360	64,156
*Rezidor Hotel Group AB	60,159	307,205
*rnb Retail & Brands AB	91,304	84,623
#*Rottneros AB	109,597	94,120
Saab AB	53,452	694,822
Sandvik AB	94,964	1,227,274
#*SAS AB	146,950	532,891
Scania AB Series B	18,960	349,464
*Seco Tools AB	13,907	182,872
Securitas AB Series B	111,240	1,129,258
*Semcon AB	3,200	12,107
*Sintercast AB	2,200	17,588
#Skandinaviska Enskilda Banken AB Series A	841,553	5,775,981
Skanska AB Series B	163,238	2,760,763
SKF AB Series A	2,588	49,585
SKF AB Series B	58,639	1,118,855
Skistar AB	6,500	109,555
#SSAB AB Series A	159,096	2,303,420

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
SSAB AB Series B	73,276	$942,597
*Studsvik AB	3,680	33,620
Svenska Cellulosa AB Series B	316,818	4,570,060
Svenska Handelsbanken AB Series A	165,078	4,730,341
SWECO AB Series B	13,785	95,404
#*Swedbank AB Series A	388,336	4,432,426
Swedish Match AB	55,000	1,298,294
*Swedish Orphan Biovitrum AB	47,630	244,401
*Systemair AB	417	4,239
Tele2 AB Series B	155,218	2,753,379
Telefonaktiebolaget LM Ericsson AB	263,450	2,906,951
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	626,060	6,886,660
TeliaSonera AB	662,445	4,790,080
*TradeDoubler AB	25,102	98,955
Trelleborg AB Series B	214,010	1,559,813
Vitrolife AB	6,000	28,383
*Volvo AB Series A	122,357	1,439,344
*Volvo AB Series B	231,984	2,891,129
*Volvo AB Sponsored ADR	70,300	874,532

TOTAL SWEDEN		113,288,060

SWITZERLAND — (5.3%)
ABB, Ltd. AG	86,839	1,752,914
#ABB, Ltd. AG Sponsored ADR	424,571	8,567,843
Acino Holding AG	3,013	277,053
*Actelion, Ltd. AG	21,677	876,929
#Adecco SA	124,962	6,371,273
Advanced Digital Broadcast Holdings SA	3,871	108,253
*Affichage Holding SA	689	86,092
*AFG Arbonia-Forster Holding AG	4,940	112,992
Allreal Holding AG	10,025	1,175,768
Also Holding AG	635	28,640
#Aryzta AG	58,508	2,390,283
#*Ascom Holding AG	25,555	260,146
#Bachem Holdings AG	3,969	242,893
#Baloise Holding AG	55,856	4,475,464
Bank Coop AG	3,692	248,253
Bank Sarasin & Cie AG Series B	60,296	2,236,575
Banque Cantonale de Geneve SA	912	181,134
Banque Cantonale Vaudoise AG	2,879	1,283,720
Banque Privee Edmond de Rothschild SA	10	216,682
#Barry Callebaut AG	2,134	1,348,211
*Basilea Pharmaceutica AG	3,501	191,608
Basler Kantonalbank AG	4,603	618,610
#Belimo Holdings AG	139	163,948
Bell Holding AG	80	126,574
Bellevue Group AG	5,360	180,076
Berner Kantonalbank AG	2,808	643,039
BKW FMB Energie AG	5,873	406,068
*Bobst Group AG	6,489	246,114
Bossard Holding AG	2,478	208,486
#Bucher Industries AG	5,535	663,968
Burckhardt Compression Holding AG	1,591	305,727
Carlo Gavazzi Holding AG	209	34,027
Centralschweizerische Kraftwerke AG	449	143,503
Charles Voegele Holding AG	4,882	202,212
*Cicor Technologies, Ltd.	911	28,014
Cie Financiere Tradition SA	521	52,759
*Clariant AG	349,806	4,637,998
Coltene Holding AG	673	37,468
Compagnie Financiere Richemont SA Series A	232,579	9,080,281

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Conzzeta AG	142	$243,427
Credit Suisse Group AG	18,871	855,374
#Credit Suisse Group AG Sponsored ADR	405,680	18,405,702
*Cytos Biotechnology AG	1,001	14,383
Daetwyler Holding AG	5,683	370,332
Datacolor AG	34	9,806
*Dottikon ES Holding AG	89	18,630
#*Dufry AG	15,511	1,266,980
#EFG International AG	41,257	487,663
EGL AG	507	364,202
Emmi AG	2,233	342,458
EMS-Chemie Holding AG	9,412	1,463,801
#Energiedienst Holding AG	7,704	384,558
*Feintol International Holding AG	147	45,703
*Ferrexpo P.L.C.	24,102	104,634
Flughafen Zuerich AG	6,039	1,979,706
Forbo Holding AG	1,214	581,537
#Galenica Holding AG	3,598	1,445,194
*GAM Holdings, Ltd. AG	130,154	1,530,556
Geberit AG	10,697	1,749,297
*George Fisher AG	6,233	2,461,488
Givaudan SA	6,351	5,857,810
Gurit Holding AG	397	202,289
Helvetia Holding AG	8,121	2,517,386
#Holcim, Ltd. AG	196,366	13,113,602
Implenia AG	5,906	164,047
*Interroll-Holding SA	417	116,077
Julius Baer Group, Ltd. AG	73,563	2,572,302
Kaba Holding AG	1,991	570,427
#*Kardex AG	3,393	94,433
*Komax Holding AG	2,546	219,850
#Kudelski SA	49,220	1,451,849
Kuehne & Nagel International AG	13,624	1,461,624
Kuoni Reisen Holding AG	2,571	800,483
Lem Holdings SA	2,962	966,061
#Liechtensteinische Landesbank AG	1,182	79,706
#*LifeWatch AG	9,950	112,127
Lindt & Spruengli AG	22	538,591
#*Logitech International SA	91,981	1,447,031
*Lonza Group AG	21,035	1,635,737
#Luzerner Kantonalbank AG	2,094	615,213
#Metall Zug AG	128	347,751
*Meyer Burger Technology AG	16,335	440,947
*Micronas Semiconductor Holding AG	20,942	94,439
*Mikron Holding AG	53,246	358,020
#Mobilezone Holding AG	6,928	62,854
*Mobimo Holding AG	5,160	943,480
Nestle SA	546,164	26,995,233
Nobel Biocare Holding AG	32,030	539,643
Novartis AG	879	42,731
#*Novartis AG ADR	455,094	22,181,282
#*OC Oerlikon Corp. AG	118,300	488,828
*Orascom Development Holding AG	2,498	143,793
#Orell Fuessli Holding AG	435	58,025
*Panalpina Welttransport Holding AG	13,833	1,248,120
Partners Group Holding AG	4,415	623,100
Petroplus Holdings AG	77,794	1,206,554
Phoenix Mecano AG	1,022	588,476
*Precious Woods Holding AG	1,929	64,821
#*PubliGroupe SA	5,903	605,031
*Rieters Holdings AG	4,511	1,389,454

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Roche Holding AG Bearer	5,170	$726,894
Roche Holding AG Genusschein	82,873	10,775,648
Romande Energie Holding SA	361	547,548
*Schaffner Holding AG	468	89,859
Schindler Holding AG	5,484	481,657
*Schmolz + Bickenbach AG	533	15,715
Schulthess Group AG	5,477	174,140
Schweiter Technologies AG	675	370,614
Schweizerische National-Versicherungs-Gesellschaft AG	14,379	376,021
SGS SA	1,177	1,653,637
*Siegfried Holding AG	2,163	186,678
Sika AG	1,777	3,346,884
Sonova Holding AG	7,666	930,255
St. Galler Kantonalbank AG	3,598	1,667,139
Straumann Holding AG	2,040	447,249
Sulzer AG	28,122	2,917,517
Swatch Group AG(7184725)	29,185	9,044,093
#Swatch Group AG(7184736)	44,933	2,526,817
#Swiss Life Holding AG	29,389	3,088,179
Swiss Reinsurance Co., Ltd. AG	176,607	8,132,735
Swisscom AG	4,364	1,634,385
Swisscom AG Sponsored ADR	5,100	191,097
Swisslog Holding AG	159,613	116,446
*Swissmetal Holding AG	2,816	21,649
Swissquote Group Holding SA	3,174	132,283
Syngenta AG ADR	128,298	5,661,791
Tamedia AG	1,541	118,101
Tecan Group AG	10,848	681,886
#*Temenos Group AG	26,589	681,893
*Tornos SA	11,724	92,152
#*U-Blox AG	2,571	100,706
#*UBS AG	480,794	8,161,566
*UBS AG ADR	30,398	515,854
Valartis Group AG	9,154	234,824
#Valiant Holding AG	21,628	4,205,855
Valora Holding AG	5,050	1,277,522
Vaudoise Assurances Holding SA	655	133,737
#Verwaltungs und Privat-Bank AG	3,287	427,348
#Von Roll Holding AG	57,443	298,772
Vontobel Holdings AG	48,801	1,459,093
VZ Holding AG	546	44,667
Walliser Kantonalbank AG	173	114,559
Winterthur Technologie AG	164	6,770
WMH Walter Meier Holding AG	589	73,453
#Ypsomed Holdings AG	3,755	204,381
Zehnder Group AG	261	395,769
Zuger Kantonalbank AG	112	513,829
Zurich Financial Services AG	69,312	16,175,838

TOTAL SWITZERLAND		268,471,761

UNITED KINGDOM — (16.8%)
888 Holdings P.L.C.	31,323	23,841
A.G. Barr P.L.C.	18,558	347,028
Aberdeen Asset Management P.L.C.	1,345,598	2,963,312
Acal P.L.C.	6,247	19,233
Admiral Group P.L.C.	39,092	887,689
*AEA Technology P.L.C.	27,704	7,187
Aegis Group P.L.C.	514,485	946,092
*Afren P.L.C.	515,383	739,177
*Aga Rangemaster Group P.L.C.	42,331	58,377
Aggreko P.L.C.	97,313	2,339,572

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Air Partner P.L.C.	2,004	$9,947
*Alexon Group P.L.C.	5,157	1,522
*Alizyme P.L.C.	42,517	2,669
Alphameric P.L.C.	42,180	16,760
*Alterian P.L.C.	15,092	36,961
Alumasc Group P.L.C.	8,807	14,175
Amec P.L.C.	275,483	3,772,188
Amlin P.L.C.	379,579	2,530,142
*Anglo American P.L.C.	536,326	21,206,907
Anglo Pacific Group P.L.C.	100,192	402,771
Anglo-Eastern Plantations P.L.C.	6,286	52,711
Anite P.L.C.	269,961	180,355
*Antisoma P.L.C.	646,856	56,767
Antofagasta P.L.C.	122,805	1,921,703
Arena Leisure P.L.C.	182,111	108,381
*Ark Therapeutics Group P.L.C.	217,227	19,660
ARM Holdings P.L.C.	12,223	62,865
#ARM Holdings P.L.C. Sponsored ADR	177,485	2,742,143
Arriva P.L.C.	188,583	2,278,173
Ashmore Group P.L.C.	107,195	475,148
Ashtead Group P.L.C.	686,922	1,044,596
Associated British Foods P.L.C.	216,587	3,488,269
*Assura Group, Ltd. P.L.C.	54,999	40,107
#AstraZeneca P.L.C. Sponsored ADR	107,290	5,411,708
Atkins WS P.L.C.	71,258	798,508
*Autonomy Corp. P.L.C.	87,595	2,260,185
Aveva Group P.L.C.	28,259	589,916
*Avis Europe P.L.C.	1,292,588	435,903
Aviva P.L.C.	1,428,246	7,997,910
*Avon Rubber P.L.C.	8,371	15,085
*Axis-Shield P.L.C.	22,609	94,615
Babcock International Group P.L.C.	222,108	1,930,278
BAE Systems P.L.C.	1,346,026	6,599,268
Balfour Beatty P.L.C.	436,658	1,705,403
Barclays P.L.C. Sponsored ADR	1,016,357	21,211,371
*Barratt Developments P.L.C.	1,293,556	1,954,166
BBA Aviation P.L.C.	558,382	1,718,678
Beazley P.L.C.	695,192	1,308,751
Bellway P.L.C.	167,450	1,522,289
*Berkeley Group Holdings P.L.C. (The)	168,826	2,147,002
BG Group P.L.C.	561,152	8,999,237
BG Group P.L.C. Sponsored ADR	27,200	2,201,840
BHP Billiton P.L.C.	15,526	475,630
#BHP Billiton P.L.C. ADR	77,600	4,775,504
Biocompatibles International P.L.C.	22,206	98,611
*Blacks Leisure Group P.L.C.	20,283	12,577
Bloomsbury Publishing P.L.C.	58,768	114,425
BlueBay Asset Management P.L.C.	20,388	89,934
Bodycote P.L.C.	338,328	1,258,277
*Bovis Homes Group P.L.C.	168,556	909,349
BP P.L.C.	79,890	510,902
#BP P.L.C. Sponsored ADR	717,376	27,597,455
Braemar Shipping Services P.L.C.	13,325	102,500
Brammer P.L.C.	24,061	60,439
Brewin Dolphin Holdings P.L.C.	195,737	375,004
Brit Insurance Holdings NV	113,031	1,770,817
#*British Airways P.L.C.	552,471	1,900,996
*British Airways P.L.C. Sponsored ADR	6,100	206,424
British American Tobacco P.L.C.	82,257	2,830,031
British American Tobacco P.L.C. Sponsored ADR	19,800	1,364,814
British Polythene Industries P.L.C.	25,012	84,789

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
British Sky Broadcasting Group P.L.C.	20,913	$233,299
British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	1,108,783
Britvic P.L.C.	153,689	1,157,833
BSS Group P.L.C.	162,038	1,137,319
BT Group P.L.C. Sponsored ADR	140,608	3,146,807
*BTG P.L.C.	131,785	440,380
Bunzl P.L.C.	176,872	1,914,917
Burberry Group P.L.C.	392,064	5,178,161
Cable & Wireless Communications P.L.C.	2,101,774	1,952,408
Cable & Wireless Worldwide P.L.C.	2,101,774	2,201,406
*Cairn Energy P.L.C.	577,820	4,232,485
Camellia P.L.C.	198	25,327
Capita Group P.L.C.	63,460	715,913
*Capital & Regional P.L.C.	109,371	52,416
Carclo P.L.C.	21,066	51,767
Carillion P.L.C.	545,105	2,573,844
Carnival P.L.C.	34,284	1,238,239
Carnival P.L.C. ADR	86,903	3,163,269
Carpetright P.L.C.	7,935	92,038
*Carphone Warehouse Group P.L.C.	181,355	654,516
Carr’s Milling Industries P.L.C.	2,672	22,141
Castings P.L.C.	21,365	66,223
Catlin Group, Ltd. P.L.C.	475,532	2,868,654
Centaur Media P.L.C.	79,311	63,450
Centrica P.L.C.	705,472	3,362,524
Charles Stanley Group P.L.C.	6,583	21,451
Charles Taylor Consulting P.L.C.	11,746	40,589
Charter International P.L.C.	218,827	2,478,526
Chaucer Holdings P.L.C.	224,906	163,281
Chemring Group P.L.C.	7,068	320,157
Chesnara P.L.C.	128,213	421,619
Chime Communications P.L.C.	19,035	51,641
Chloride Group P.L.C.	109,867	642,905
*Chrysalis Group P.L.C.	4,723	7,348
Cineworld Group P.L.C.	1,667	5,229
Clarkson P.L.C.	6,526	87,174
*Clinton Cards P.L.C.	67,260	34,840
Close Brothers Group P.L.C.	186,784	1,968,073
Cobham P.L.C.	485,287	1,808,394
Collins Stewart P.L.C.	132,454	150,670
*Colt Group SA	353,179	714,811
Communisis P.L.C.	120,651	43,915
Compass Group P.L.C.	423,975	3,525,051
Computacenter P.L.C.	132,624	571,132
Connaught P.L.C.	102,162	57,207
Consort Medical P.L.C.	26,822	159,833
*Cookson Group P.L.C.	269,683	1,879,539
Corin Group P.L.C.	3,868	3,193
*Cosalt P.L.C.	12,162	985
Costain Group P.L.C.	9,513	28,791
Cranswick P.L.C.	44,155	603,714
*Creston P.L.C.	18,283	27,673
Croda International P.L.C.	71,595	1,445,712
*CSR P.L.C.	216,724	1,162,490
Daily Mail & General Trust P.L.C. Series A	256,833	1,955,510
Dairy Crest Group P.L.C.	208,330	1,261,496
*Dana Petroleum P.L.C.	84,241	2,261,735
Davis Service Group P.L.C.	227,917	1,336,768
De la Rue P.L.C.	78,163	899,138
*Debenhams P.L.C.	1,262,918	1,218,788
Dechra Pharmaceuticals P.L.C.	23,568	153,798

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Development Securities P.L.C.	86,917	$339,550
Devro P.L.C.	191,737	632,182
Diageo P.L.C. Sponsored ADR	60,800	4,248,704
Dignity P.L.C.	24,720	272,682
Dimension Data Holdings P.L.C.	1,618,467	3,126,412
Diploma P.L.C.	72,321	294,996
Domino Printing Sciences P.L.C.	131,778	928,673
Domino’s Pizza UK & IRL P.L.C.	25,791	165,605
Drax Group P.L.C.	170,618	1,027,020
DS Smith P.L.C.	495,988	1,120,844
*DSG International P.L.C.	4,272,787	1,797,309
*DTZ Holdings P.L.C.	9,294	8,780
Dunelm Group P.L.C.	28,656	180,026
*Dyson Group P.L.C.	3,999	1,020
*E2V Technologies P.L.C.	54,502	51,832
*eaga P.L.C.	91,089	151,629
*easyJet P.L.C.	165,228	1,036,507
Electrocomponents P.L.C.	440,584	1,555,112
Elementis P.L.C.	587,858	715,160
*EnQuest P.L.C.	252,292	463,182
*Enterprise Inns P.L.C.	633,572	1,019,961
*Erinaceous Group P.L.C.	16,996	—
Eurasian Natural Resources Corp. P.L.C.	118,384	1,682,063
Euromoney Institutional Investor P.L.C.	25,874	245,232
Evolution Group P.L.C.	269,316	353,519
Experian P.L.C.	262,099	2,581,819
F&C Asset Management P.L.C.	574,858	455,997
Fenner P.L.C.	109,790	379,555
*Fiberweb P.L.C.	12,365	11,418
Fidessa Group P.L.C.	30,747	705,927
Filtrona P.L.C.	159,919	600,977
*Findel P.L.C.	342,686	44,452
*Firstgroup P.L.C.	259,282	1,496,586
Forth Ports P.L.C.	38,207	762,030
*Fortune Oil P.L.C.	347,850	35,049
French Connection Group P.L.C.	88,909	66,545
Fresnillo P.L.C.	15,588	251,909
Fuller Smith & Turner P.L.C.	36,790	323,269
Future P.L.C.	361,156	98,307
G4S P.L.C.	840,888	3,413,911
*Galiform P.L.C.	1,093,385	1,233,394
Galliford Try P.L.C.	107,408	519,376
Game Group P.L.C.	537,486	601,525
*Games Workshop Group P.L.C.	7,668	51,601
*Gem Diamonds, Ltd. P.L.C.	107,582	369,496
Genus P.L.C.	40,102	449,845
*GKN P.L.C.	1,314,139	2,784,983
GlaxoSmithKline P.L.C. Sponsored ADR	82,600	2,905,042
Go-Ahead Group P.L.C.	27,005	472,846
Greene King P.L.C.	291,094	2,022,970
Greggs P.L.C.	53,880	375,766
Guinness Peat Group P.L.C.	59,615	28,573
Halfords Group P.L.C.	167,488	1,263,908
Halma P.L.C.	253,936	1,106,324
Hampson Industries P.L.C.	243,309	234,858
Hansard Global P.L.C.	10,373	27,887
*Hardy Oil & Gas P.L.C.	17,474	43,981
Hardy Underwriting Group P.L.C.	21,636	76,884
Hargreaves Lansdown P.L.C.	80,332	457,256
*Harvard International P.L.C.	6,399	5,962
Harvey Nash Group P.L.C.	28,747	19,224

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Havelock Europa P.L.C.	13,179	$2,172
Hays P.L.C.	607,627	860,269
Headlam Group P.L.C.	103,583	414,203
Helical Bar P.L.C.	106,508	495,734
*Helphire P.L.C.	309,742	188,748
Henderson Group P.L.C.	824,494	1,692,188
Henry Boot P.L.C.	43,832	61,610
*Heritage Oil P.L.C.	40,233	259,013
*Heywood Williams Group P.L.C.	30,224	664
Hikma Pharmaceuticals P.L.C.	127,684	1,435,293
Hill & Smith Holdings P.L.C.	99,260	448,934
Hiscox, Ltd. P.L.C.	503,798	2,812,504
#HMV Group P.L.C.	155,649	147,357
Hochschild Mining P.L.C.	95,224	431,692
Hogg Robinson Group P.L.C.	127,702	61,033
Holidaybreak P.L.C.	20,754	84,718
*Home Retail Group P.L.C.	303,927	1,138,853
Homeserve P.L.C.	47,311	1,617,202
*Hornby P.L.C.	20,303	44,602
HSBC Holdings P.L.C.	42,959	436,859
HSBC Holdings P.L.C. Sponsored ADR	1,186,496	60,606,216
Hunting P.L.C.	72,003	587,465
Huntsworth P.L.C.	250,994	299,879
Hyder Consulting P.L.C.	11,602	63,509
ICAP P.L.C.	369,623	2,322,798
IG Group Holdings P.L.C.	192,580	1,430,243
*Imagination Technologies Group P.L.C.	107,118	552,574
IMI P.L.C.	291,635	3,264,686
Imperial Tobacco Group P.L.C.	125,837	3,560,752
Imperial Tobacco Group P.L.C. ADR	18,000	1,015,200
*Inchcape P.L.C.	419,727	1,966,466
Informa P.L.C.	479,364	2,952,396
Inmarsat P.L.C.	90,053	1,041,818
*Innovation Group P.L.C.	894,895	161,523
Intec Telecom Systems P.L.C.	293,690	353,670
Intercontinental Hotels Group P.L.C.	7,196	124,725
#Intercontinental Hotels Group P.L.C. ADR	82,523	1,435,900
Intermediate Capital Group P.L.C.	371,104	1,544,477
International Personal Finance P.L.C.	324,526	1,235,657
International Power P.L.C.	1,635,620	9,170,599
Interserve P.L.C.	92,077	286,285
Intertek Group P.L.C.	69,693	1,724,842
Invensys P.L.C.	554,079	2,322,466
Investec P.L.C.	471,272	3,657,393
*IP Group P.L.C.	174,476	86,146
ITE Group P.L.C.	38,841	90,426
*ITV P.L.C.	3,143,342	2,549,446
J.D. Wetherspoon P.L.C.	62,588	428,883
James Fisher & Sons P.L.C.	69,699	492,058
Jardine Lloyd Thompson Group P.L.C.	67,642	626,275
JD Sports Fashion P.L.C.	9,632	113,876
*JJB Sports P.L.C.	308,911	58,257
JKX Oil & Gas P.L.C.	74,388	338,083
John Menzies P.L.C.	18,774	121,524
John Wood Group P.L.C.	359,041	2,014,156
Johnson Matthey P.L.C.	150,207	3,983,800
*Johnston Press P.L.C.	1,456,828	458,537
Kazakhmys P.L.C.	151,166	2,880,398
Kcom Group P.L.C.	313,389	240,158
Keller Group P.L.C.	65,178	561,370
Kesa Electricals P.L.C.	659,944	1,299,884

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Kewill P.L.C.	37,553	$70,848
Kier Group P.L.C.	34,126	555,845
Kingfisher P.L.C.	2,252,411	7,607,850
*Kofax P.L.C.	35,274	133,012
Ladbrokes P.L.C.	687,249	1,459,741
Laird P.L.C.	164,248	316,532
Lamprell P.L.C.	81,234	347,804
*Lancashire Holdings, Ltd. P.L.C.	183,882	1,547,604
Latchways P.L.C.	2,464	26,457
Laura Ashley Holdings P.L.C.	157,940	31,928
Lavendon Group P.L.C.	159,177	138,576
Legal & General Group P.L.C.	6,293,969	8,835,506
Liontrust Asset Management P.L.C.	4,633	5,245
*Lloyds Banking Group P.L.C.	11,686,370	12,613,258
*Lloyds Banking Group P.L.C. Sponsored ADR	678,129	2,915,955
Logica P.L.C.	1,180,679	2,007,761
London Stock Exchange Group P.L.C.	140,930	1,430,404
*Lonmin P.L.C.	126,094	3,102,740
*Lookers P.L.C.	102,769	88,456
Low & Bonar P.L.C.	112,993	64,505
LSL Property Services P.L.C.	14,831	60,259
*Luminar Group Holdings P.L.C.	101,277	16,655
Man Group P.L.C.	1,764,724	6,012,041
Management Consulting Group P.L.C.	253,841	95,814
*Manganese Bronze Holdings P.L.C.	3,904	2,453
Marks & Spencer Group P.L.C.	1,223,327	6,612,247
Marshalls P.L.C.	93,944	133,125
Marston’s P.L.C.	619,634	934,951
McBride P.L.C.	159,710	349,068
Mears Group P.L.C.	25,688	98,001
*Mecom Group P.L.C.	33,187	112,744
Meggitt P.L.C.	679,160	3,186,325
Melrose P.L.C.	439,750	1,611,870
Melrose Resources P.L.C.	72,915	355,306
Michael Page International P.L.C.	82,897	504,226
Micro Focus International P.L.C.	92,950	602,952
Millennium & Copthorne Hotels P.L.C.	191,477	1,460,467
*Minerva P.L.C.	81,885	131,959
*Misys P.L.C.	272,822	1,080,199
*Mitchells & Butlers P.L.C.	313,759	1,534,620
Mitie Group P.L.C.	298,336	977,411
MJ Gleeson Group P.L.C.	16,223	29,326
Mondi P.L.C.	388,509	2,745,757
Moneysupermarket.com Group P.L.C.	268,306	294,369
Morgan Crucible Co. P.L.C.	228,756	771,390
Morgan Sindall P.L.C.	47,970	412,484
Mothercare P.L.C.	70,847	580,164
Mouchel Group P.L.C.	47,646	93,262
*MWB Group Holdings P.L.C.	22,990	13,452
N Brown Group P.L.C.	120,533	429,505
*National Express Group P.L.C.	394,930	1,447,165
National Grid P.L.C.	12,791	102,460
#National Grid P.L.C. Sponsored ADR	65,625	2,663,062
*NCC Group P.L.C.	8,070	53,883
Nestor Healthcare Group P.L.C.	46,858	51,812
Next P.L.C.	68,270	2,301,202
Northern Foods P.L.C.	276,232	189,531
*Northgate P.L.C.	78,823	227,908
Northumbrian Water Group P.L.C.	299,705	1,560,685
Novae Group P.L.C.	87,874	441,837
Old Mutual P.L.C.	3,710,672	7,034,457

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Optos P.L.C.	2,240	$3,773
*Oxford Biomedica P.L.C.	216,069	32,630
Oxford Instruments P.L.C.	21,584	110,946
Pace P.L.C.	279,442	925,368
*PartyGaming P.L.C.	67,272	316,513
PayPoint P.L.C.	9,427	49,005
#Pearson P.L.C. Sponsored ADR	607,283	9,516,125
*Pendragon P.L.C.	375,315	147,087
Pennon Group P.L.C.	209,558	1,938,481
*Persimmon P.L.C.	411,644	2,281,646
Petrofac, Ltd. P.L.C.	33,407	654,833
Petropavlovsk P.L.C.	93,028	1,472,973
Phoenix IT Group, Ltd. P.L.C.	33,310	116,927
Photo-Me International P.L.C.	823,881	572,132
Pinewood Shepperton P.L.C.	31,209	76,675
*Pinnacle Staffing Group P.L.C.	15,255	961
Premier Farnell P.L.C.	271,574	1,018,736
*Premier Foods P.L.C.	1,920,877	572,567
*Premier Oil P.L.C.	48,099	1,100,368
*Prostrakan Group P.L.C.	55,036	63,473
Provident Financial P.L.C.	60,295	763,168
Prudential P.L.C.	56,043	487,705
Prudential P.L.C. ADR	341,084	5,938,272
Psion P.L.C.	94,664	115,092
*Puma Brandenburg, Ltd. (B61F3J5)	90,186	1,963
*Puma Brandenburg, Ltd. (B62NCQ8)	90,186	1,963
*Punch Taverns P.L.C.	760,848	876,283
PV Crystalox Solar P.L.C.	187,334	174,327
PZ Cussons P.L.C.	198,654	1,069,625
Qinetiq P.L.C.	579,428	1,121,373
*Quintain Estates & Development P.L.C.	331,484	204,260
R.E.A. Holdings P.L.C.	11,361	94,701
Rank Group P.L.C.	236,514	441,590
Rathbone Brothers P.L.C.	32,807	427,279
*Raymarine P.L.C.	10,990	3,210
Reckitt Benckiser Group P.L.C.	58,545	2,870,518
*Redrow P.L.C.	350,237	588,301
Reed Elsevier P.L.C.	7,445	64,508
#Reed Elsevier P.L.C. ADR	37,941	1,316,932
Regus P.L.C.	806,085	948,080
Renishaw P.L.C.	28,314	369,144
*Renovo Group P.L.C.	132,895	49,476
*Rentokil Initial P.L.C.	934,753	1,500,207
#*Resolution, Ltd.	66,033	242,928
Restaurant Group P.L.C.	122,168	439,452
Rexam P.L.C.	927,144	4,496,430
Ricardo P.L.C.	27,069	105,385
Rightmove P.L.C.	47,459	486,503
Rio Tinto P.L.C.	113,242	5,860,901
Rio Tinto P.L.C. Sponsored ADR	182,907	9,496,531
RM P.L.C.	31,960	65,831
Robert Walters P.L.C.	96,470	336,319
Robert Wiseman Dairies P.L.C.	36,081	285,688
ROK P.L.C.	63,943	28,596
*Rolls-Royce Group P.L.C.	704,863	6,414,826
Rotork P.L.C.	37,868	897,036
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	302,157	4,761,994
Royal Dutch Shell P.L.C. ADR	1,054,306	56,321,027
Royal Dutch Shell P.L.C. Series B	109,362	2,889,256
RPC Group P.L.C.	117,028	487,403
RPS Group P.L.C.	137,521	420,726

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
RSA Insurance Group P.L.C.	3,541,418	$7,081,231
S&U P.L.C.	2,614	20,308
SABmiller P.L.C.	396,880	12,049,891
Sage Group P.L.C.	1,083,003	4,059,189
Sainsbury (J.) P.L.C.	733,434	3,956,039
*Salamander Energy P.L.C.	128,286	483,716
Savills P.L.C.	133,784	669,350
Schroders P.L.C.	104,402	2,107,683
Schroders P.L.C. Non-Voting	47,239	789,676
Scott Wilson Group P.L.C.	99,619	450,942
#Scottish & Southern Energy P.L.C.	145,127	2,525,248
*SDL P.L.C.	123,603	1,044,131
Senior P.L.C.	308,973	617,785
Serco Group P.L.C.	91,948	798,406
Severfield-Rowen P.L.C.	116,278	398,254
Severn Trent P.L.C.	85,941	1,765,284
Shanks Group P.L.C.	410,243	672,327
Shire P.L.C.	2,251	51,487
Shire P.L.C. ADR	19,600	1,349,852
*SIG P.L.C.	554,538	880,517
*SkyePharma P.L.C. Sponsored ADR	80	48
Smith & Nephew P.L.C.	7,085	61,649
#Smith & Nephew P.L.C. Sponsored ADR	34,400	1,500,528
Smiths Group P.L.C.	81,036	1,418,555
Smiths News P.L.C.	123,090	215,744
*Soco International P.L.C.	176,740	1,162,263
*Southern Cross Healthcare, Ltd. P.L.C.	120,532	60,791
Spectris P.L.C.	103,458	1,468,682
Speedy Hire P.L.C.	147,048	53,474
Spirax-Sarco Engineering P.L.C.	35,426	867,542
Spirent Communications P.L.C.	2,392,683	4,805,461
Spirent Communications P.L.C. Sponsored ADR	25,100	201,106
*Sportech P.L.C.	87,812	56,130
*Sports Direct International P.L.C.	100,356	172,996
SSL International P.L.C.	84,159	1,558,312
St. Ives Group P.L.C.	57,893	77,290
St. James’s Place P.L.C.	175,633	761,756
*St. Modwen Properties P.L.C.	93,532	255,361
Stagecoach Group P.L.C.	297,923	786,667
Standard Chartered P.L.C.	837,301	24,191,041
Standard Life P.L.C.	2,377,425	7,541,095
Sthree P.L.C.	42,650	175,075
*STV Group P.L.C.	56,141	75,260
T Clarke P.L.C.	26,802	56,982
*TalkTalk Telecom Group P.L.C.	362,710	697,202
Tate & Lyle P.L.C.	407,706	2,874,425
*Taylor Wimpey P.L.C.	3,888,875	1,614,733
Ted Baker P.L.C.	12,672	106,034
*Telecity Group P.L.C.	150,602	1,023,495
Telecom Plus P.L.C.	23,457	134,664
Tesco P.L.C.	1,793,199	10,996,507
Thomas Cook Group P.L.C.	537,424	1,533,706
Thorntons P.L.C.	37,958	47,829
Tomkins P.L.C.	14,460	73,427
#Tomkins P.L.C. Sponsored ADR	300,034	6,084,690
*Topps Tiles P.L.C.	36,015	34,185
*Travis Perkins P.L.C.	184,649	2,441,902
Tribal Group P.L.C.	44,362	43,363
*Trifast P.L.C.	29,862	14,525
*Trinity Mirror P.L.C.	340,299	568,410
*TT electronics P.L.C.	99,617	166,197

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
TUI Travel P.L.C.	193,627	$638,955
Tullett Prebon P.L.C.	96,273	514,148
Tullow Oil P.L.C.	77,475	1,496,478
*UK Coal P.L.C.	116,239	65,140
UK Mail Group P.L.C.	12,676	70,657
Ultra Electronics Holdings P.L.C.	29,410	744,576
Umeco P.L.C.	61,337	377,921
Unilever P.L.C.	17,957	510,181
Unilever P.L.C. Sponsored ADR	120,000	3,435,600
*Uniq P.L.C.	17,006	2,805
United Business Media P.L.C.	164,105	1,416,884
United Utilities Group P.L.C.	230,921	2,119,533
United Utilities Group P.L.C. ADR	10,818	198,078
UTV Media P.L.C.	119,515	230,109
*Vectura Group P.L.C.	215,046	148,196
Vedanta Resources P.L.C.	81,742	3,129,360
*Vernalis P.L.C.	2,914	1,696
Victrex P.L.C.	40,288	772,052
Vislink P.L.C.	25,526	7,381
Vitec Group P.L.C. (The)	21,322	139,654
Vodafone Group P.L.C.	806,505	1,880,516
Vodafone Group P.L.C. Sponsored ADR	1,797,431	42,203,680
*Volex Group P.L.C.	13,778	35,725
Vp P.L.C.	11,576	29,750
*Wagon P.L.C.	17,912	351
Weir Group P.L.C. (The)	136,924	2,522,845
Wellstream Holdings P.L.C.	78,412	617,019
WH Smith P.LC.	144,543	962,306
Whitbread P.L.C.	165,657	3,659,485
William Hill P.L.C.	432,921	1,133,345
William Morrison Supermarkets P.L.C.	1,284,884	5,343,043
Wilmington Group P.L.C.	141,363	322,784
Wincanton P.L.C.	64,071	238,648
*Wolfson Microelectronics P.L.C.	178,762	484,138
*Wolseley P.L.C.	295,066	6,655,282
*Wolseley P.L.C. ADR	62,362	135,326
WPP P.L.C.	18,201	193,546
#WPP P.L.C. Sponsored ADR	52,738	2,811,990
WSP Group P.L.C.	82,843	453,532
Xaar P.L.C.	21,799	46,085
Xchanging P.L.C.	154,068	483,260
XP Power, Ltd. P.L.C.	1,410	14,329
Xstrata P.L.C.	782,713	12,450,745
*Yell Group P.L.C.	3,051,944	1,154,462
*Yule Catto & Co. P.L.C.	28,408	91,529

TOTAL UNITED KINGDOM		848,506,232

TOTAL COMMON STOCKS		4,324,097,629

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	59,646	118,161

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*IDT Australia, Ltd. Warrants 03/31/11	1,684	—
*Tower Australia Group, Ltd. Rights 06/24/10	45,361	14,158

TOTAL AUSTRALIA		14,158

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	18,136	47
#*Elia System Operator SA NV STRIP VVPR	2,262	528

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

BELGIUM — (Continued)
#*Tessenderlo Chemie NV STRIP VVPR	1,380	$647

TOTAL BELGIUM		1,222

FRANCE — (0.0%)
#*Establissements Maurel et Prom SA Warrants 06/30/14	163,084	27,628
#*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	1,759	367

TOTAL FRANCE		27,995

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	514,000	13,896
*Cheuk Nang (Holdings), Ltd. Warrants 05/20/11	5,338	560
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	13,200	—
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	311,037	3,003
*Playmates Toys, Ltd. Warrants 08/04/12	4,771	—

TOTAL HONG KONG		17,459

ITALY — (0.0%)
*KME Group SpA Warrants 12/30/11	27,293	398

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 07/02/11	196,176	—

SINGAPORE — (0.0%)
*Spice I2I, Ltd. Rights 08/18/10	747,000	16,480

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 08/11/10	36,215	585
*Management Consulting Warrants 12/31/11	106,796	3,352
*Resolution, Ltd. Rights 08/05/10	1,122,568	1,532,480

TOTAL UNITED KINGDOM		1,536,417

TOTAL RIGHTS/WARRANTS		1,614,129

	Face Amount
	(000)	Value†

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $14,920,000 FHLMC 4.00%, 12/15/38, valued at $14,574,368) to be repurchased at $14,355,227	$14,355	14,355,000

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)

SECURITIES LENDING COLLATERAL — (14.0%)
§@DFA Short Term Investment Fund	706,632,245	$706,632,245
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralizedby $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,834,398) to be repurchased at $1,798,459	$1,798	1,798,429

TOTAL SECURITIES LENDING COLLATERAL		708,430,674

TOTAL INVESTMENTS — (100.0%) (Cost $5,393,136,184)##		$5,048,615,593

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$18,208,441	$265,083,267	—	$283,291,708
Austria	107,940	23,773,230	—	23,881,170
Belgium	4,877,993	41,986,008	—	46,864,001
Canada	444,908,531	437	—	444,908,968
Denmark	2,137,327	39,812,787	—	41,950,114
Finland	4,332,022	63,900,237	—	68,232,259
France	57,637,966	278,299,206	—	335,937,172
Germany	53,023,280	209,502,883	—	262,526,163
Greece	4,640,477	26,612,185	—	31,252,662
Hong Kong	277,675	104,032,366	—	104,310,041
Ireland	9,127,337	17,359,964	—	26,487,301
Israel	19,608,190	19,604,354	—	39,212,544
Italy	11,163,137	105,228,794	—	116,391,931
Japan	90,919,736	801,908,042	—	892,827,778
Netherlands	30,747,217	86,528,043	—	117,275,260
New Zealand	378,595	10,010,002	—	10,388,597
Norway	1,636,525	42,679,539	—	44,316,064
Portugal	239,805	16,420,377	—	16,660,182
Singapore	2,024,497	73,093,912	—	75,118,409
Spain	55,417,253	56,581,999	—	111,999,252
Sweden	7,835,480	105,452,580	—	113,288,060
Switzerland	55,523,569	212,948,192	—	268,471,761
United Kingdom	300,039,802	548,466,430	—	848,506,232
Preferred Stocks
Australia	—	118,161	—	118,161
Rights/Warrants
Australia	14,158	—	—	14,158
Belgium	47	1,175	—	1,222
France	27,995	—	—	27,995
Hong Kong	3,563	13,896	—	17,459
Italy	398	—	—	398
Norway	—	—	—	—
Singapore	—	16,480	—	16,480
United Kingdom	1,533,065	3,352	—	1,536,417
Temporary Cash Investments	—	14,355,000	—	14,355,000
Securities Lending Collateral	—	708,430,674	—	708,430,674

TOTAL	$1,176,392,021	$3,872,223,572	—	$5,048,615,593

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2010

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,641,674,461
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,085,449,622
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	894,797,829
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	678,918,612
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	553,724,099

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,782,873,618)	$4,854,564,623

	Face Amount (000)

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $15,885,000 FHLMC 6.50%, 09/01/37, valued at $7,496,218) to be repurchased at $7,385,117 (Cost $7,385,000)	$7,385	7,385,000

TOTAL INVESTMENTS - (100.0%) (Cost $4,790,258,618)##		$4,861,949,623

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,854,564,623	—	—	$4,854,564,623
Temporary Cash Investments	—	$7,385,000	—	7,385,000

TOTAL	$4,854,564,623	$7,385,000	—	$4,861,949,623

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

JAPANESE SMALL COMPANY PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$115,431,642

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $190,100,148)##	$115,431,642

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$115,431,642	—	—	$115,431,642

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$107,654,843

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $97,446,808)##	$107,654,843

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$107,654,843	—	—	$107,654,843

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2010

(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$30,478,831

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $29,521,126)##	$30,478,831

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$30,478,831	—	—	$30,478,831

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$111,592,530

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $109,072,753)##	$111,592,530

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$111,592,530	—	—	$111,592,530

See accompanying Notes to Schedules of Investments.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (89.5%)
AUSTRALIA — (23.2%)
#Abacus Property Group	7,018,032	$2,633,789
#Ale Property Group	527,695	983,033
Ardent Leisure Group	1,013,856	936,966
Aspen Group	2,714,942	1,179,671
*Australian Education Trust	280,584	140,979
#Bunnings Warehouse Property Trust	1,229,289	2,119,177
Carindale Property Trust NL	82,078	310,715
#CFS Retail Property Trust	7,762,022	13,210,106
Challenger Diversified Property Group	2,276,463	1,050,213
Challenger Wine Trust	24,925	4,286
Charter Hall Group	1,929,106	1,047,212
Charter Hall Office REIT	21,360,573	4,747,938
Charter Hall Retail REIT	5,974,920	2,873,545
#Commonwealth Property Office Fund	8,134,519	6,821,961
#Cromwell Group NL	513,419	332,338
Dexus Property Group	22,660,560	16,738,578
#*EDT Retail Trust	3,374,461	173,850
*Galileo Japan Trust	696,166	21,392
GEO Property Group	365,904	69,555
Goodman Group	26,592,505	14,811,713
GPT Group (6365866)	7,946,876	20,598,943
*GPT Group (B3WX9L1)	38,018,670	—
Growthpoint Properties Australia NL	33,536	54,037
ING Industrial Fund	9,728,673	3,924,630
ING Office Fund	11,448,968	6,279,009
*Mirvac Industrial Trust	826,524	23,908
*Prime Retirement & Aged Care Property Trust	116,309	5,167
Real Estate Capital Partners USA Property Trust	257,065	25,536
*Record Realty REIT	596,040	—
*Rubicon Europe Trust Group REIT	505,643	2,287
Stockland Trust Group	10,524,635	36,156,743
#*Tishman Speyer Office Fund	1,359,035	467,287
*Trafalgar Corporate Group, Ltd.	43,870	35,978
*Trinity Group	500,397	34,468
#*Valad Property Group	9,765,829	821,025
Westfield Group	6,635,165	73,395,043

TOTAL AUSTRALIA		212,031,078

BELGIUM — (1.5%)
*Aedifica NV	808	45,238
Befimmo SCA	54,310	4,089,242
Cofinimmo SA	42,301	5,370,501
Intervest Offices NV	24,927	722,277
#Leasinvest Real Estate SCA	4,799	374,838
Retail Estates NV	6,702	373,341
Warehouses De Pauw SCA	43,725	1,941,278
Wereldhave Belgium NV	5,254	411,275

TOTAL BELGIUM		13,327,990

CANADA — (5.7%)
#Allied Properties REIT	70,773	1,414,014
#Artis REIT	87,359	994,213
#Boardwalk REIT	101,266	4,076,054
#Calloway REIT	182,088	3,832,872
#Canadian Apartment Properties REIT	138,600	2,033,061
#Canadian REIT	141,893	4,193,093
#Chartwell Seniors Housing REIT	396,599	3,032,215
#Cominar REIT	97,074	1,855,458

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
#Dundee REIT	59,219	$1,471,763
#Extendicare REIT	249,031	2,138,946
#H&R REIT	523,146	9,261,473
*Huntingdon REIT	19,677	112,161
#Innvest REIT	277,082	1,749,197
Interrent REIT	13,900	18,861
#*Lanesborough REIT	29,600	14,684
#Morguard REIT	100,300	1,258,567
#Northern Property REIT	46,800	1,142,629
#Primaris Retail REIT	140,400	2,542,919
Retrocom Mid-Market REIT	11,800	49,356
#Riocan REIT	509,443	10,109,078
#Whiterock REIT	39,979	559,990

TOTAL CANADA		51,860,604

CHINA — (0.1%)
GZI REIT	2,561,000	1,164,598
RREEF China Commercial Trust	1,392,000	44,802

TOTAL CHINA		1,209,400

FRANCE — (14.1%)
*Acanthe Developpement SA	165,602	319,698
#Affine SA	18,702	415,338
#ANF SA	40,798	1,647,891
CeGeREAL SA	14,439	419,880
#Fonciere des Regions SA	121,620	11,101,072
Gecina SA	90,375	9,244,983
Icade SA	97,304	9,249,531
#Klepierre SA	458,791	14,641,166
Mercialys SA	115,470	3,770,135
Societe de la Tour Eiffel SA	25,320	1,718,459
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	6,837,514
Unibail-Rodamco SE	355,178	70,023,882

TOTAL FRANCE		129,389,549

GERMANY — (0.1%)
Alstria Office REIT AG	88,574	1,028,210

GREECE — (0.0%)
Eurobank Properties Real Estate Investment Co. S.A.	37,010	289,725

HONG KONG — (3.8%)
#Champion REIT	11,143,713	5,440,460
Link REIT (The)	10,137,639	26,285,215
#Prosperity REIT	4,931,000	939,894
Regal REIT	4,117,000	1,034,290
#Sunlight REIT	3,499,000	946,582

TOTAL HONG KONG		34,646,441

ITALY — (0.1%)
#*Beni Stabili SpA	694,482	570,160
Immobiliare Grande Distribuzione SpA	499,662	755,650

TOTAL ITALY		1,325,810

JAPAN — (13.7%)
*Advance Residence Investment Corp.	2,868	4,106,390
#BLife Investment Corp.	189	958,737
#Crescendo Investment Corp.	353	657,956
DA Office Investment Corp.	1,057	2,603,828
FC Residential Investment	50	133,644

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
#Frontier Real Estate Investment Corp.	579	$4,183,721
Fukuoka REIT Corp.	384	2,425,518
Global One Real Estate Investment Co.	379	2,834,580
#Hankyu REIT, Inc.	329	1,345,094
Industrial & Infrastructure Fund Investment Corp.	91	363,805
#Invincible Investment Corp.	1,298	209,359
Japan Excellent, Inc.	611	2,993,482
Japan Hotel and Resort, Inc.	329	735,471
Japan Logistics Fund, Inc.	559	4,586,969
Japan Office Investment Corp.	542	497,085
Japan Prime Realty Investment Corp.	2,716	6,123,758
#Japan Real Estate Investment Corp.	2,083	18,405,320
#Japan Rental Housing Investment, Inc.	1,280	455,893
#Japan Retail Fund Investment	6,549	8,410,082
#Japan Single-Residence REIT, Inc.	107	143,976
Kenedix Realty Investment Corp.	995	3,272,078
MID REIT, Inc.	687	1,417,715
#Mori Hills REIT Investment Corp.	523	1,073,599
#MORI TRUST Sogo REIT, Inc.	501	3,942,794
#Nippon Accommodations Fund, Inc.	569	3,143,253
Nippon Building Fund, Inc.	2,337	19,888,087
#Nippon Commercial Investment Corp.	1,025	1,123,936
Nippon Hotel Fund Investment Corp.	143	363,683
Nomura Real Estate Office Fund, Inc.	1,239	6,536,640
Nomura Real Estate Residential Fund, Inc.	359	1,434,903
Orix Jreit, Inc.	1,093	5,358,694
#Premier Investment Co.	562	2,162,207
Sekisui House SI Investment Co., Ltd.	335	1,093,051
#TOKYU REIT, Inc.	671	3,706,539
Top REIT, Inc.	589	3,130,391
#United Urban Investment Corp.	827	5,505,963

TOTAL JAPAN		125,328,201

MALAYSIA — (0.1%)
Al-’Aqar KPJ REIT Berhad	53,800	19,464
Al-Hadharah Boustead REIT Berhad	178,100	75,125
AmFirst REIT Berhad	130,300	48,750
Axis REIT Berhad	430,100	282,587
*Hektar Real Estate Investment Trust Berhad	10,000	3,959
*Quill Capita Trust Berhad	11,600	3,758
Starhill REIT Berhad	871,200	237,064

TOTAL MALAYSIA		670,707

NETHERLANDS — (3.7%)
#Corio NV	245,166	14,391,656
Eurocommercial Properties NV	113,641	4,290,332
Nieuwe Steen Investments NV	145,138	2,663,452
Vastned Offices/Industrial NV	85,496	1,222,202
#VastNed Retail NV	69,615	4,007,830
Wereldhave NV	92,108	7,585,720

TOTAL NETHERLANDS		34,161,192

NEW ZEALAND — (0.8%)
AMP NZ Office Trust	3,117,520	1,584,529
#Goodman Property Trust	2,954,594	1,974,565
ING Medical Properties Trust	247,530	217,084
ING Property Trust	1,695,917	838,505
Kiwi Income Property Trust	3,340,441	2,304,639
Property for Industry, Ltd.	449,734	371,801

TOTAL NEW ZEALAND		7,291,123

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (6.3%)
Ascendas India Trust	1,414,000	$987,866
Ascendas REIT	6,379,000	9,961,186
#Ascott Residence Trust	1,561,000	1,357,733
#Cambridge Industrial Trust	3,076,674	1,154,445
#CapitaCommercial Trust	8,401,000	8,171,841
#CapitaMall Trust	9,727,300	13,687,697
#Capitaretail China Trust	1,918,000	1,723,208
Cdl Hospitality Trusts	1,791,000	2,638,888
First REIT	158,000	102,995
Frasers Centrepoint Trust	1,348,000	1,360,757
Frasers Commercial Trust	3,429,000	378,307
K-REIT Asia	1,244,000	1,089,128
Lippo-Mapletree Indonesia Retail Trust	1,005,000	358,992
Macarthurcook Industrial REIT	575,000	97,288
Mapletree Logistics Trust	5,902,250	3,823,047
Parkway Life REIT	994,000	1,090,469
*Saizen REIT	74,000	8,718
Starhill Global REIT	6,392,000	2,705,539
#Suntec REIT	6,566,000	6,913,386

TOTAL SINGAPORE		57,611,490

SOUTH AFRICA — (1.4%)
Capital Property Fund	1,417,528	1,554,066
Emira Property Fund	1,300,623	2,408,611
Fountainhead Property Trust	4,059,602	3,730,348
SA Corporate Real Estate Fund	8,522,632	3,633,210
Sycom Property Fund	548,188	1,690,389

TOTAL SOUTH AFRICA		13,016,624

TAIWAN — (0.5%)
Cathay No.1 REIT	5,284,000	1,788,225
Cathay No.2 REIT	2,405,000	813,127
Fubon No.1 REIT	109,000	37,815
Fubon No.2 REIT	2,297,000	759,867
Gallop No.1 REIT	123,000	33,364
Shin Kong No.1 REIT	2,503,000	773,397
Trident REIT	64,000	19,505

TOTAL TAIWAN		4,225,300

TURKEY — (0.3%)
Is Gayrimenkul Yatirim Ortakligi AS	974,033	1,026,993
*Sinpas Gayrimenkul Yatirim Ortakligi AS	1,188,584	1,324,041

TOTAL TURKEY		2,351,034

UNITED KINGDOM — (14.1%)
A & J Mucklow Group P.L.C.	245,768	1,010,199
Big Yellow Group P.L.C.	435,712	2,120,278
British Land Co. P.L.C.	3,606,383	26,126,344
*Capital & Counties Properties P.L.C.	821,852	1,418,565
Capital Shopping Centres Group P.L.C.	1,959,346	10,531,801
Derwent London P.L.C.	486,300	10,224,559
Great Portland Estates P.L.C.	1,223,426	5,784,714
Hammerson P.L.C.	3,060,087	18,649,873
Land Securities Group P.L.C.	3,310,858	31,795,000
McKay Securities P.L.C.	301,723	592,823
Primary Health Properties P.L.C.	319,450	1,491,442
Segro P.L.C.	2,944,062	12,923,046
Shaftesbury P.L.C.	948,497	5,948,269
Town Centre Securities P.L.C.	65	143

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Workspace Group P.L.C.	1,826,593	$565,151

TOTAL UNITED KINGDOM		129,182,207

TOTAL COMMON STOCKS		818,946,685

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Cromwell Group NL Rights 08/13/10	51,342	—

FRANCE — (0.0%)
*Fonciere des Regions SA Warrants 12/31/10	70,124	50,717

TOTAL RIGHTS/WARRANTS		50,717

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $190,000 FNMA 3.901%(r), 02/25/39, valued at $100,071) to be repurchased at $97,002	$97	97,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.5%)
§@DFA Short Term Investment Fund	92,132,426	92,132,426
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $4,101,538) to be repurchased at $4,021,183	$4,021	4,021,116

TOTAL SECURITIES LENDING COLLATERAL		96,153,542

TOTAL INVESTMENTS — (100.0%) (Cost $1,092,293,060)##		$915,247,944

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$212,031,078	—	$212,031,078
Belgium	—	13,327,990	—	13,327,990
Canada	$51,860,604	—	—	51,860,604
China	—	1,209,400	—	1,209,400
France	—	129,389,549	—	129,389,549
Germany	—	1,028,210	—	1,028,210
Greece	—	289,725	—	289,725
Hong Kong	—	34,646,441	—	34,646,441
Italy	570,160	755,650	—	1,325,810
Japan	4,106,390	121,221,811	—	125,328,201
Malaysia	282,587	388,120	—	670,707
Netherlands	—	34,161,192	—	34,161,192
New Zealand	—	7,291,123	—	7,291,123
Singapore	987,866	56,623,624	—	57,611,490
South Africa	2,408,611	10,608,013	—	13,016,624
Taiwan	—	4,225,300	—	4,225,300
Turkey	—	2,351,034	—	2,351,034
United Kingdom	1,418,565	127,763,642	—	129,182,207
Rights/Warrants
Australia	—	—	—	—
France	50,717	—	—	50,717
Temporary Cash Investments	—	97,000	—	97,000
Securities Lending Collateral	—	96,153,542	—	96,153,542

TOTAL	$61,685,500	$853,562,444	—	$915,247,944

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†

AFFILIATED INVESTMENT COMPANIES — (99.6%)

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	17,724,348	$351,296,573

Investment in DFA International Real Estate Securities Portfolio DFA Investment Dimensions Group Inc.	52,732,077	256,805,214

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $509,262,441)		608,101,787

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)

Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $2,245,000 FHLMC 5.50%, 09/15/33, valued at $2,461,081) to be repurchased at $2,421,038 (Cost $2,421,000)	$2,421	2,421,000

TOTAL INVESTMENTS - (100.0%) (Cost $511,683,441)##		$610,522,787

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$608,101,787	—	—	$608,101,787
Temporary Cash Investments	—	$2,421,000	—	2,421,000

TOTAL	$608,101,787	$2,421,000	—	$610,522,787

See accompanying Notes to Schedules of Investments.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (92.0%)
AUSTRALIA — (6.7%)
Adelaide Brighton, Ltd.	3,546,222	$10,162,104
*Aditya Birla Minerals, Ltd.	1,798,940	1,450,119
Adtrans Group, Ltd.	123,192	388,318
#*AED Oil, Ltd.	745,808	334,943
Aevum, Ltd.	474,511	467,489
#AJ Lucas Group, Ltd.	467,259	876,701
#Alesco Corp., Ltd.	1,965,343	4,636,663
*Altium, Ltd.	31,838	6,608
*Amadeus Energy, Ltd.	2,052,240	446,904
Amalgamated Holdings, Ltd.	1,945,559	10,220,652
#*Amcom Telecommunications, Ltd.	5,033,436	1,433,270
AP Eagers, Ltd.	83,796	962,725
#APN News & Media, Ltd.	3,546,448	6,785,926
Ariadne Australia, Ltd.	355,965	82,438
Ausdrill, Ltd.	3,478,268	5,276,017
#*Ausenco, Ltd.	33,457	73,167
Austal, Ltd.	654,587	1,362,146
#Austereo Group, Ltd.	6,361,682	9,594,697
#*Australian Agricultural Co., Ltd.	5,659,228	7,708,719
Australian Pharmaceutical Industries, Ltd.	2,341,575	866,817
*Australian Worldwide Exploration, Ltd.	8,308,662	11,737,078
#Automotive Holdings Group NL	368,640	754,825
*AVJennings, Ltd.	28,651	10,854
*AWB, Ltd.	13,522,637	12,119,316
*Bank of Queensland, Ltd.	455,046	4,275,230
Beach Petroleum, Ltd.	19,305,692	11,722,690
Bendigo Bank, Ltd.	4,499	33,395
#Bendigo Mining, Ltd.	3,716,063	621,820
*Boart Longyear Group NL	153,028	424,139
#*Boom Logistics, Ltd.	3,815,230	1,330,268
*Bravura Solutions, Ltd.	117,759	10,547
Breville Group, Ltd.	2,291,739	4,598,781
Brickworks, Ltd.	307,482	3,284,021
BSA, Ltd.	1,528,592	294,137
*BT Investment Management, Ltd.	520	1,249
Calliden Group, Ltd.	4,166,068	866,804
#Cape Lambert Iron Ore, Ltd.	3,582,386	1,165,101
*Capral, Ltd.	84,588	12,208
Cardno, Ltd. (B00T062)	1,794	6,382
*Cardno, Ltd. (B3WYNR8)	299	1,055
*CDS Technologies, Ltd.	15,209	—
Centennial Coal Co., Ltd.	2,848,538	15,459,700
Challenger Financial Services Group, Ltd.	4,305,538	13,732,419
Chandler Macleod Group, Ltd.	8,917	2,166
*ChemGenex Pharmaceuticals, Ltd.	67,105	20,283
*Circadian Technologies, Ltd.	136,626	74,822
#*Citigold Corp., Ltd.	9,990,879	812,553
*Clive Peeters, Ltd.	33,985	—
Clough, Ltd.	2,663,388	2,016,635
#*Coal of Africa, Ltd.	1,003,059	1,660,400
Coffey International, Ltd.	42,085	41,807
Collection House, Ltd.	24,344	17,723
#*Cooper Energy, Ltd.	1,277,315	466,942
#Coventry Group, Ltd.	578,498	1,239,211
#Crane Group, Ltd.	2,354,021	17,855,628
#Credit Corp. Group, Ltd.	50,242	130,474
#*Deep Yellow, Ltd.	4,239,477	786,626
#*Devine, Ltd.	5,789,615	1,284,273

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
DKN Financial Group, Ltd.	3,703	$1,963
#Downer EDI, Ltd.	1,829,034	8,233,377
#*Elders, Ltd.	9,301,839	3,783,233
Emeco Holdings, Ltd.	7,500,080	4,584,403
*eServGlobal, Ltd.	319,194	152,418
#FKP Property Group, Ltd.	15,224,298	9,666,626
*Forest Enterprises Australia, Ltd.	10,714,725	436,212
*Funtastic, Ltd.	514,138	102,744
Gazal Corp., Ltd.	94,845	121,845
*Geodynamics, Ltd.	1,197,053	486,634
Goodman Fielder, Ltd.	21,025,564	25,384,953
Gowing Bros., Ltd.	733	1,590
#Graincorp, Ltd. Series A	1,388,770	7,082,119
Gunns, Ltd.	15,479,938	9,643,605
#GWA International, Ltd.	3,195,386	8,749,413
Hastie Group, Ltd.	1,879,746	2,602,651
Healthscope, Ltd.	2,242,236	12,137,200
*Heron Resources, Ltd.	673,833	115,824
#*HFA Holdings, Ltd.	1,082,531	166,861
HGL, Ltd.	553,377	578,742
Hillgrove Resources, Ltd.	1,294,622	321,970
#Hills Industries, Ltd.	404,317	808,084
*Hudson Investment Group, Ltd.	297,500	19,513
*Hutchison Telecommunications Australia, Ltd.	93,522	8,376
IDT Australia, Ltd.	33,786	19,299
iiNet, Ltd.	501,740	1,260,969
*Iluka Resources, Ltd.	6,767,030	33,745,569
*Imdex, Ltd.	657,192	480,382
#Infigen Energy, Ltd.	2,381,388	1,681,254
#Ioof Holdings, Ltd.	2,162,141	12,750,295
#iSOFT Group, Ltd.	9,499,677	1,247,738
Jetset Travelworld, Ltd.	2,910	2,160
K&S Corp., Ltd.	107,156	252,053
*Kagara, Ltd.	2,381,223	1,402,257
*Lednium, Ltd.	438,495	31,736
Lemarne Corp., Ltd.	90,841	356,516
*Lynas Corp., Ltd.	3,808,896	2,621,089
MacMahon Holdings, Ltd.	7,051,824	3,779,928
*Macquarie Telecom Group, Ltd.	30,330	144,313
Maryborough Sugar Factory, Ltd.	8,938	17,764
MaxiTRANS Industries, Ltd.	4,475,625	1,251,785
McPherson’s, Ltd.	1,288,614	3,105,125
#*MEO Australia, Ltd.	2,861,721	869,282
*Mercury Mobility, Ltd.	631,438	27,421
#*Metals X, Ltd.	124,035	15,749
#*Metgasco, Ltd.	318,485	119,330
#*Minara Resources, Ltd.	9,822,004	7,292,418
#*Mineral Deposits, Ltd.	5,084,990	3,543,137
#*Moly Mines, Ltd.	336,341	221,954
*Mosaic Oil NL	4,359,094	572,714
Namoi Cotton Cooperative, Ltd.	801,979	283,760
National Can Industries, Ltd.	18,850	20,720
#Nomad Building Solutions, Ltd.	476,552	77,488
Nufarm, Ltd.	437,304	1,514,891
Oaks Hotels & Resorts, Ltd.	77,312	25,180
*Otto Energy, Ltd.	1,274,546	103,772
*Pacific Brands, Ltd.	29,002,108	23,744,767
Panoramic Resources, Ltd.	210,000	468,247
#*Paperlinx, Ltd.	12,886,570	6,981,455
*Payce Consolidated, Ltd.	179,001	242,913
*Petsec Energy, Ltd.	643,705	104,414

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
#Photon Group, Ltd.	1,439,510	$1,328,370
*Plantcorp NL	14,403	—
*PMP, Ltd.	7,058,639	3,844,072
PPK Group, Ltd.	608,709	234,162
#Premier Investments, Ltd.	853,027	4,920,543
Primary Health Care, Ltd.	8,316,325	27,134,451
#Prime Media Group, Ltd.	2,870,888	1,934,948
#*PrimeAg Australia, Ltd.	546,795	531,246
*Probiotec, Ltd.	4,503	5,658
Programmed Maintenance Service, Ltd.	1,110,583	1,907,279
RCR Tomlinson, Ltd.	113,053	102,279
*Regional Express Holdings, Ltd.	21,861	20,161
#*Resolute Mining, Ltd.	3,503,662	2,474,647
*Resource Generation, Ltd.	233,438	126,602
*RHG, Ltd.	1,232,466	747,421
Ridley Corp., Ltd.	8,503,414	9,110,114
*Roc Oil Co., Ltd.	8,300,570	2,668,015
#Ruralco Holdings, Ltd.	5,076	12,717
*Service Stream, Ltd.	1,579,662	442,930
*Seven Group Holdings, Ltd.	1,749,725	9,703,634
Sigma Pharmaceuticals, Ltd.	13,168,932	5,174,483
Skilled Group, Ltd.	422,577	485,896
Southern Cross Media Group NL	4,580,163	7,669,571
SP Telemedia, Ltd.	853,971	1,397,379
#*Sphere Minerals, Ltd.	532,644	767,063
Spotless Group, Ltd.	1,214,110	2,251,386
#*St. Barbara, Ltd.	711,429	194,161
Straits Resources, Ltd.	3,409,460	4,389,211
*Strike Resources, Ltd.	278,159	151,142
STW Communications Group, Ltd.	3,535,204	3,019,781
*Sunland Group, Ltd.	5,108,129	3,052,349
#*Swick Mining Services, Ltd.	143,281	46,723
*Tap Oil, Ltd.	2,840,433	2,302,653
#Tassal Group, Ltd.	1,044,338	1,343,816
*Thakral Holdings Group, Ltd.	11,336,632	4,623,119
#*Timbercorp, Ltd.	5,751,689	—
#*Toro Energy, Ltd.	2,152,111	204,090
Tower Australia Group, Ltd.	5,409,145	10,728,490
#*Transpacific Industries Group, Ltd.	4,550,197	4,331,687
#Troy Resources NL	50,914	115,269
Trust Co., Ltd. (The)	31,942	163,565
Tutt Bryant Group, Ltd.	5,397	4,448
#UXC, Ltd.	5,159,680	2,424,668
#Village Roadshow, Ltd.	1,765,904	3,341,205
#*Virgin Blue Holdings, Ltd.	39,758,934	11,181,133
Vision Group Holdings, Ltd.	408,270	105,139
#Watpac, Ltd.	292,730	381,116
*Wattyl, Ltd.	2,753,935	4,087,830
*Webster, Ltd.	413,609	134,771
#WHK Group, Ltd.	632,664	554,915
Wide Bay Australia, Ltd.	17,462	162,155

TOTAL AUSTRALIA		519,616,648

AUSTRIA — (1.0%)
#Agrana Beteiligungs AG	90,761	8,630,641
Allgemeine Sparkasse Baugesellschaft AG	120	19,274
#*A-TEC Industries AG	202,339	2,104,798
#*Austriamicrosystems AG	30,633	1,029,645
#Flughafen Wien AG	165,182	9,539,842
*Frauenthal Holding AG	13,080	142,623
Lenzing AG	4,089	1,682,343

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRIA — (Continued)
Linz Textil Holding AG	212	$75,609
Mayr-Melnhof Karton AG	116,237	11,930,828
Oberbank AG	39,030	2,201,382
Strabag SE	237,125	5,447,293
#Uniqa Versicherungen AG	91,511	1,661,436
*Wienerberger AG	2,001,544	27,747,478
*Wolford AG	29,945	723,339
*Zumtobel AG	185,736	3,517,787

TOTAL AUSTRIA		76,454,318

BELGIUM — (1.3%)
Ackermans & van Haaren NV	129,734	8,877,798
*Agfa-Gevaert NV	1,922,398	11,633,112
Banque Nationale de Belgique SA	3,999	19,127,121
*Barco NV	138,242	6,909,182
Bekaert SA	13,607	2,961,313
Compagnie d’Entreprises	37,394	1,879,914
Compagnie Immobiliere de Belgique SA	44,570	1,746,751
*Connect Group NV	25,714	47,630
D’Ieteren SA	42,670	20,582,818
#Euronav SA	182,939	3,516,758
Floridienne SA	1,881	277,011
*Gimv NV	11,742	577,884
Jensen-Group NV	46,115	432,536
#Nyrstar NV	103,460	1,200,530
*Option NV	228,240	169,476
*Papeteries Catala SA	450	32,312
*RealDolmen NV	3,405	68,117
Recticel SA	386,395	3,807,878
*Roularta Media Group NV	5,369	116,200
*SAPEC SA	8,276	647,695
#Sioen Industries NV	88,653	491,090
#*Spector Photo Group SA	58,991	52,408
*Systemat-Datarelay SA	84,632	666,512
#Tessenderlo Chemie NV	491,195	14,581,872
VPK Packaging Group SA	725	27,382
*Zenitel VVPR	16,397	8,367

TOTAL BELGIUM		100,439,667

CANADA — (10.2%)
*20-20 Technologies, Inc.	7,700	24,904
Aastra Technologies, Ltd.	17,740	395,679
*Advantage Oil & Gas, Ltd.	3,306,909	20,876,260
AGF Management, Ltd. Class B	307,341	4,463,403
*Ainsworth Lumber Co., Ltd.	3,300	9,052
#*Air Canada Class B	183,177	390,212
Akita Drilling, Ltd.	7,500	56,539
*Alexis Minerals Corp.	1,074,158	156,727
Algonquin Power & Utilities Corp.	921,859	3,828,936
*Altius Minerals Corp.	33,641	329,849
*Amerigo Resources, Ltd.	1,583,004	1,170,257
*Anderson Energy, Ltd.	2,514,121	2,934,629
Andrew Peller, Ltd.	19,200	164,163
#*Antrim Energy, Inc.	1,626,965	1,535,097
#*Anvil Mining, Ltd.	2,797,599	8,054,952
*Atna Resource, Ltd.	79,567	37,150
*ATS Automation Tooling System, Inc.	2,169,658	14,118,975
*AXIA NetMedia Corp.	23,749	41,582
*Baffinland Iron Mines Corp.	4,882,357	1,875,912
*Baja Mining Corp.	846,138	658,441
#*Ballard Power Systems, Inc.	2,119,947	3,649,926

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Bellatrix Exploration, Ltd.	1,326,845	$4,762,471
*Boralex, Inc. Class A	584,523	4,918,169
*Brampton Brick, Ltd. Series A	9,900	56,576
*Breakwater Resources, Ltd.	1,022,606	2,904,537
#*Brigus Gold Corp.	126,459	156,221
Canam Group, Inc.	916,809	6,510,097
*Candente Copper Corp.	78,365	25,536
*Candente Gold Corp.	15,673	11,282
#*Canfor Corp.	2,446,517	19,252,296
*Cangene Corp.	11,062	38,199
*Cardero Resource Corp.	91,879	101,884
Cascades, Inc.	2,336,123	15,747,612
*Catalyst Paper Corp.	8,490,025	1,197,465
#CCL Industries, Inc. Class B	241,305	6,912,536
*CE Franklin, Ltd.	800	4,910
*Celestica, Inc.	4,081,842	36,290,099
#*Cequence Energy, Ltd.	135,402	300,293
*Chinook Energy, Inc.	423,878	931,827
*CIC Energy Corp.	36,827	51,942
#*Cinch Energy Corp.	576,452	885,943
#*Clarke, Inc.	411,711	1,559,860
*Claude Resources, Inc.	151,488	153,249
Cogeco Cable, Inc.	63,800	2,159,661
*COM DEV International, Ltd.	97,040	197,280
#*Compton Petroleum Corp.	3,035,649	1,564,996
*Connacher Oil & Gas, Ltd.	7,382,700	10,700,086
*Coolbrands International, Inc.	493,969	595,809
*Corridor Resources, Inc.	14,766	83,737
*Cott Corp.	44,330	265,622
*Crocotta Energy, Inc.	93,018	153,816
*Crowflight Minerals, Inc.	318,172	41,781
#*Crystallex International Corp.	844,190	365,415
Dalsa Corp.	200,900	2,116,382
*Delphi Energy Corp.	1,274,600	3,359,920
#*Denison Mines Corp.	4,451,123	6,797,591
Dorel Industries, Inc. Class B	842,000	28,477,545
#*Dundee Precious Metals, Inc.	1,762,931	7,202,286
*Eastern Platinum, Ltd.	5,983,106	6,052,653
E-L Financial Corp., Ltd.	750	331,932
#*Epsilon Energy, Ltd.	292,967	766,579
Equitable Group, Inc.	39,785	787,534
*Essential Energy Services, Ltd.	72,807	84,985
Exco Technologies, Ltd.	52,600	173,960
*EXFO, Inc.	45,688	269,315
#*Fairborne Energy, Ltd.	1,841,385	9,260,212
#*First Uranium Corp.	109,000	108,146
*Flint Energy Services, Ltd.	800,136	10,188,007
*Formation Capital Corp.	150,263	133,008
*Fortune Minerals, Ltd.	15,000	9,484
#Forzani Group, Ltd. Class A	399,300	6,358,194
*Fronteer Gold, Inc.	774,410	4,670,339
#*Galleon Energy, Inc. Class A	2,330,692	8,682,992
*Gammon Gold, Inc.	95,295	566,366
*Genesis Land Development Corp.	6,854	24,801
Gennum Corp.	58,461	403,179
*Glacier Media, Inc.	15,600	35,660
*GLV, Inc.	2,143	17,927
*Gold Wheaton Gold Corp.	125,428	305,014
#*Great Canadian Gaming Corp.	24,108	151,254
Groupe Aeroplan, Inc.	3,584,503	34,413,739
Guardian Capital Group, Ltd.	4,734	37,852

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
#*Harry Winston Diamond Corp.	833,059	$10,323,595
*Hemisphere GPS, Inc.	806,520	596,231
*Heroux-Devtek, Inc.	366,525	2,121,321
High Liner Foods, Inc.	822	9,275
*High River Gold Mines, Ltd.	69,658	52,851
*Horizon North Logistics, Inc.	93,783	150,520
*HudBay Minerals, Inc.	2,059,488	25,682,249
#Innergex Renewable Energy, Inc.	2,500	21,181
*Insignia Energy, Ltd.	122,324	232,024
#*Intermap Technologies, Ltd.	16,600	11,626
*International Forest Products, Ltd. Series A	864,680	3,465,280
*Intertape Polymer Group, Inc.	781,501	1,520,356
*Ivernia, Inc.	794,364	224,080
*Katanga Mining, Ltd.	1,026,769	988,766
*Kingsway Financial Services, Inc.	1,154,956	2,157,011
*Laramide Resources, Ltd.	177,777	195,407
#Laurentian Bank of Canada	689,000	30,829,240
Linamar Corp.	967,916	18,095,759
#*Lundin Mining Corp.	7,418,026	28,862,511
*MagIndustries Corp.	310,045	102,539
Maple Leaf Foods, Inc.	439,431	3,936,734
*March Networks Corp.	41,097	148,310
*Martinrea International, Inc.	1,231,900	9,885,876
*Maxim Power Corp.	3,832	10,362
#*MDS, Inc.	2,700,444	25,505,872
*Mega Uranium, Ltd.	1,368,615	678,949
*MGM Energy Corp.	118,477	22,473
*Midnight Oil Exploration, Ltd.	15,495	118,315
*Migao Corp.	415,901	2,581,050
*Miranda Technologies, Inc.	52,716	281,514
Mullen Group, Ltd.	951,024	12,997,313
*Nautilus Minerals, Inc.	361,322	713,471
*New Gold, Inc.	6,635,020	32,786,247
Newalta Corp.	655,841	5,601,171
*Northgate Minerals Corp.	467,500	1,386,970
Nuvista Energy, Ltd.	969,798	11,225,715
#*OceanaGold Corp.	2,309,834	6,088,858
*Open Range Energy Corp.	117,252	158,533
#*OPTI Canada, Inc.	7,036,865	11,294,030
#*Orleans Energy, Ltd.	1,281,248	3,340,056
*Orvana Minerals Corp.	650,692	936,748
#*Pace Oil & Gas, Ltd.	13,116	100,151
*Paramount Resources, Ltd. Class A	631,460	13,236,674
*Patheon, Inc.	10,628	26,362
#*Petrolifera Petroleum, Ltd.	974,516	559,277
*Phoscan Chemical Corp.	1,186,391	450,068
*Platmin, Ltd.	84,676	82,366
*Polaris Miner Corp.	78,947	132,084
*Precision Drilling Corp.	99,044	751,465
#Progress Energy Resources Corp.	167,631	2,023,540
*ProspEx Resources, Ltd.	728,000	984,310
#*Pulse Seismic, Inc.	977,500	1,312,144
*QLT, Inc.	1,054,639	6,032,078
#*Quadra FNX Mining, Ltd.	470,615	5,699,292
*Quest Capital Corp.	2,500,897	3,989,564
*Ram Power Corp.	110,790	247,864
*Richmont Mines, Inc.	100,476	430,032
*Rock Energy, Inc.	37,400	186,263
*RONA, Inc.	2,841,224	41,925,362
#Russel Metals, Inc.	83,880	1,598,375
#*Sabina Gold & Silver Corp.	71,239	191,255

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Samuel Manu-Tech, Inc.	55,000	$396,965
#Savanna Energy Services Corp.	1,671,215	9,103,452
Sherritt International Corp.	5,782,141	38,302,009
*Shore Gold, Inc.	3,800,853	2,329,203
*Sierra Wireless, Inc.	573,856	5,386,616
#*Sprott Resource Corp.	540,814	2,225,226
*Stornoway Diamond Corp.	3,065,041	1,729,219
*Strateco Resources, Inc.	143,241	83,600
*SunOpta, Inc.	27,104	136,832
*Terra Energy Corp.	83,529	114,562
*TLC Vision Corp.	829,259	—
#Torstar Corp. Class B	314,060	3,140,447
Total Energy Services, Inc.	91,042	752,743
Transcontinental, Inc. Class A	1,211,404	17,474,949
Trinidad Drilling, Ltd.	2,715,276	13,919,074
*Twin Butte Energy, Ltd.	1,673,116	2,115,705
#*UEX Corp.	554,815	480,313
#*Uranium One, Inc.	1,785,509	4,845,650
*Ur-Energy, Inc.	1,073,949	919,289
#*UTS Energy Corp.	468,170	1,616,656
*Vector Aerospace Corp.	8,003	56,828
*Vero Energy, Inc.	404,381	2,655,096
#*Viterra, Inc.	1,518,917	11,893,665
*Vitran Corp., Inc.	4,000	51,943
#West Fraser Timber Co., Ltd.	608,926	20,689,446
*Westaim Corp.	168,684	88,604
Western Financial Group, Inc.	239,779	496,794
*Westjet Airlines, Ltd.	100,365	1,231,071
Wi-Lan, Inc.	1,440,239	4,987,356
Winpak, Ltd.	22,642	222,445
*Xceed Mortgage Corp.	155,600	196,761
*Xtreme Coil Drilling Corp.	48,905	130,819
*Yukon-Nevada Gold Corp.	735,605	214,660
*ZCL Composite, Inc.	1,500	5,136

TOTAL CANADA		798,752,757

DENMARK — (0.7%)
*Aktieselskabet Morso Bank A.S.	240	20,100
*Aktieselskabet Skjern Bank A.S.	2,002	45,284
*Alm. Brand A.S.	196,001	2,139,637
*Amagerbanken A.S.	213,527	609,685
*Andersen & Martini A.S. Series B	2,791	19,687
Arkil Holdings A.S. Series B	920	105,952
#Auriga Industries A.S. Series B	98,576	1,602,592
Brodrene Hartmann A.S. Series B	58,265	897,681
*Brondbyernes IF Fodbold A.S. Series B	57,216	268,554
*Capinordic A.S.	342,708	60,719
#D/S Norden A.S.	332,816	13,063,662
*Dalhoff, Larson & Horneman A.S. Series B	77,999	292,416
#*DFDS A.S.	92,101	5,870,556
*DiBa Bank A.S.	7,224	78,539
*Djursland Bank A.S.	6,785	163,027
East Asiatic Co., Ltd. A.S.	21,888	558,770
*Fionia Holding A.S.	24,036	—
*GN Store Nord A.S.	440,060	3,004,635
*GPV Industi A.S.	6,000	31,479
#*Greentech Energy Systems A.S.	389,402	1,000,282
*H&H International A.S. Series B	61,273	546,913
Harboes Bryggeri A.S.	18,451	388,034
Hojgaard Holding A.S. Series B	15,113	568,292
Jeudan A.S.	124	9,418

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

DENMARK — (Continued)
*Jyske Bank A.S.	16,425	$572,086
*Lan & Spar Bank A.S.	5,706	273,215
*Max Bank A.S.	3,052	34,172
*Migatronic A.S. Series B	1,321	28,856
*Mons Bank A.S.	1,970	42,884
*Nordjyske Bank A.S.	13,580	233,944
*Norresundby Bank A.S.	5,455	166,278
NTR Holdings A.S.	3,950	33,484
*Ostjydsk Bank A.S.	78	5,116
Per Aarsleff A.S. Series B	30,828	2,491,150
*Salling Bank A.S.	600	33,947
*Sanistal A.S. Series B	7,862	83,265
Schouw & Co. A.S	275,433	6,038,398
*Selskabet af 27. november 2008 A.S.	6,993	—
*Sjaelso Gruppen A.S.	177,000	236,378
*Skaelskor Bank A.S.	1,006	2,074
*SKAKO A.S.	17,872	106,268
*Skandinavian Brake Systems A.S.	1,925	18,584
*Spar Nord Bank A.S.	18,239	191,392
*Sparbank A.S.	14,025	233,362
*Sparekassen Faaborg A.S.	3,017	448,635
Thrane & Thrane A.S.	1,160	35,084
*TK Development A.S.	248,104	1,069,783
*TopoTarget A.S.	455,878	294,929
#*Torm A.S.	794,863	6,376,547
*Torm A.S. ADR	7,210	57,320
*Totalbanken A.S.	3,000	54,859
*Vestfyns Bank A.S.	500	49,953
*Vestjysk Bank A.S.	124,557	1,763,395

TOTAL DENMARK		52,321,272

FINLAND — (3.0%)
Ahlstrom Oyj	38,067	587,811
Alandsbanken AB Series A	5,700	204,049
*Amanda Capital Oyj	190,425	371,517
Amer Sports Oyj Series A	556,814	6,187,169
#Atria P.L.C.	50,140	738,223
Cargotec Oyj Series B	133,135	4,778,706
*Componenta Oyj	93,200	745,566
#*Cramo Oyj	203,843	3,587,735
#Digia P.L.C.	71,020	462,896
*Efore Oyj	128,440	120,631
*Elcoteq SE	305,366	676,298
*Elektrobit Corp. Oyj	11,512	14,712
#*Finnair Oyj	856,078	5,101,766
*Finnlines Oyj	614,000	7,522,050
Fiskars Oyj Abp Series A	165,791	2,831,933
HKScan Oyj	278,401	2,972,814
Huhtamaki Oyj	1,834,222	22,851,476
#Kemira Oyj	1,784,173	23,920,883
Kesko Oyj	92,641	3,592,417
Laennen Tehtaat Oyj	60,135	1,372,189
*Lemminkainen Oyj	72,800	2,505,401
#*M-Real Oyj Series B	1,796,126	6,822,311
Neomarkka Oyj	10,568	89,696
Okmetic Oyj	318,661	1,821,668
Olvi Oyj Series A	75,073	2,870,694
#Outokumpu Oyj	2,864,481	47,509,978
PKC Group Oyj	11,995	184,680
#Pohjola Bank P.L.C.	3,363,010	41,728,023
#Raisio P.L.C.	1,480,183	5,765,086

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

FINLAND — (Continued)
#*Rautaruukki Oyj Series K	1,412,365	$27,250,579
*Raute Oyj Series A	26,100	273,370
Scanfil Oyj	11,900	45,262
*Stonesoft Oyj	159,662	149,974
*Tecnomen Lifetree Oyj	1,250,943	1,450,888
*Tiimari P.L.C.	41,750	70,000
*Tikkurila Oyj	438,372	9,283,064
*Trainers’ House P.L.C.	107,000	60,040
Trctia Oyj	261,596	327,964
Tulikivi Oyj	14,454	26,581
Turkistuottajat Oyj	14,600	180,585
Viking Line Abp	17,170	706,880
Yit Oyj	3,781	82,813

TOTAL FINLAND		237,846,378

FRANCE — (5.8%)
#*Altran Technologies SA	583,719	2,393,078
Arkema SA	1,028,400	44,867,307
*Atari SA	95,444	460,653
*Atos Origin SA	616,106	26,445,199
Aubay SA	68,462	463,979
Bonduelle SA	52,896	4,537,568
Bongrain SA	158,857	11,793,681
Burelle SA	11,385	2,090,573
CEGID Group SA	11,472	318,841
Ciments Francais SA	30,120	2,429,607
*Club Mediterranee SA	398,868	7,183,836
#*Compagnie Generale de Geophysique-Veritas SA	585,184	11,295,830
Damartex SA	800	20,316
Delachaux SA	13,940	871,461
Esso S.A.F.	22,606	2,900,158
Establissements Maurel et Prom SA	176,240	2,108,417
#*Etam Developpement SA	39,119	1,843,209
*Euler Hermes SA	48,530	3,850,132
*Euro Disney SCA	114,099	570,406
Fleury Michon SA	17,956	860,033
*Flo Groupe SA	60,495	362,646
Fromageries Bel SA	3,875	688,808
#*Gascogne SA	20,822	1,045,796
Gaumont SA	22,166	1,433,875
Gevelot SA	4,329	158,985
*GFI Informatique SA	897,652	3,380,025
GIFI SA	5,732	343,685
#Ginger Groupe Ingenierie Europe SA	10,575	388,572
#GL Events SA	4,483	124,584
*Groupe Eurotunnel SA	514,283	3,780,118
Groupe Guillin SA	480	41,627
*Groupe Partouche SA	5,188	13,324
Groupe Steria SCA	388,742	10,542,741
Guyenne et Gascogne SA	84,166	8,404,582
#Haulotte Group SA	25,220	245,809
Havas SA	8,111,619	39,280,861
*Henri Maire SA	1,252	10,132
#Idsud SA	2,129	83,978
*Immobiliere et Hoteliere SA	27,700	46,566
*IMS International Metal Service SA	174,174	2,468,906
#Korian SA	5,312	116,408
*Lafuma SA	20,797	312,991
Lisi SA	54,159	3,194,324
#*Manitou BF SA	2,287	38,178
#Manutan International SA	24,370	1,329,609

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
#Mersen SA	103,621	$3,816,126
MGI Coutier SA	10,254	346,276
*Montupet SA	168,782	1,329,296
Mr. Bricolage SA	125,040	2,299,587
#Nexans SA	593,945	40,265,660
Nexity SA	295,489	9,900,561
*Orco Property Group SA	46,559	301,807
Osiatis SA	1,618	8,428
Paris Orleans et Cie SA	8,912	217,147
Pierre & Vacances SA	77,783	5,145,341
Plastic Omnium SA	191,949	9,543,527
*Plastivaloire SA	32,225	704,172
PSB Industries SA	14,760	452,725
Rallye SA	420,991	14,922,969
*Recylex SA	22,888	210,699
#Remy Cointreau SA	258,247	14,089,564
*Rexel SA	888,850	14,721,788
Robertet SA	1,630	218,147
*Rodriguez Group SA	27,733	109,505
Rougier SA	10,353	338,868
*Sabeton SA	18,460	274,922
SAM SA	600	22,842
SAMSE SA	243	17,901
SCOR SE	575,657	12,625,114
Securidev SA	16,908	429,352
*Sequana SA	4,460	62,673
Signaux Girod SA	6,528	488,490
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	312	104,725
*Societe de Developpement Regional de la Bretagne SA	12,398	20,034
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	70,640	4,513,773
#*Societe Industrielle D’Aviations Latecoere SA	92,999	695,806
#*Soitec SA	1,150,443	12,430,319
Sperian Protection SA	131,095	19,662,905
*Spir Communication SA	9,585	224,281
Sucriere de Pithiviers Le Vieil SA	3,377	2,911,622
#*Technicolor SA	2,690,667	14,136,711
Teleperformance SA	352,527	8,929,624
#*Theolia SA	92,380	126,591
*Tivoly SA	1,755	25,228
Tonnellerie Francois Freres SA	5,958	221,561
*Touax SA	139	4,295
*Trigano SA	76,085	1,614,730
*Valeo SA	1,178,598	42,234,090
Vilmorin & Cie SA	35,913	3,374,909
Vranken Pommery Monopole SA	69,559	3,009,027
*Zueblin Immobiliere France SA	6,841	31,160

TOTAL FRANCE		452,276,292

GERMANY — (5.4%)
A.S. Creation Tapeton AG	21,970	877,648
*AAP Implantate AG	61,114	98,203
*Aareal Bank AG	244,413	5,118,321
*ADVA AG Optical Networking	224,610	1,382,217
#*Air Berlin P.L.C.	26,631	124,842
#*Analytik Jena AG	89,486	1,004,449
Andreae-Noris Zahn AG	37,245	1,117,010
Augusta Technologie AG	95,227	1,611,598
#Aurubis AG	1,078,168	49,000,382
Baader Bank AG	431,764	1,792,498
*Balda AG	25,724	114,563
BayWa AG	2,083	76,216

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*Beate Uhse AG	84,361	$57,534
Bechtle AG	192,431	5,548,439
*Beta Systems Software AG	62,550	269,261
Bilfinger Berger AG	956,696	54,676,682
*Biolitec AG	30,051	137,178
Biotest AG	53,448	2,234,325
*BMP AG	9,755	9,645
*Boewe Systec AG	15,333	21,011
#*Borussia Dortmund GmbH & Co. KGaA	362,701	500,858
Cewe Color Holding AG	32,139	1,032,143
*Cinemaxx AG	3,100	9,728
Comdirect Bank AG	457,338	4,194,806
*Constantin Medien AG	339,506	738,941
*CropEnergies AG	12,594	60,603
*D. Logistics AG	414,875	653,626
DAB Bank AG	61,779	335,915
*Data Modul AG	23,445	345,442
*DEAG Deutsche Entertainment AG	188,815	487,754
*Deutsche Beteiligungs AG	356	8,085
*Deutsche Wohnen AG	190,153	1,847,431
*Deutz AG	872,755	5,274,149
*Dierig Holding AG	8,750	106,263
*Dr. Hoenle AG	31,549	277,325
*Duerr AG	138,957	3,818,424
DVB Bank SE	155,010	5,027,713
#Eckert & Ziegler AG	75,090	2,428,419
*Elmos Semiconductor AG	67,127	718,437
Energiekontor AG	116,851	563,428
#*Evotec AG	616,801	1,590,464
*Freenet AG	575,467	6,131,423
Gesco AG	11,877	682,012
#GFT Technologies AG	333,736	1,380,487
#Gildemeister AG	625,025	8,749,479
#*Grammer AG	83,115	1,573,031
Grenkeleasing AG	6,370	290,043
#*Heidelberger Druckmaschinen AG	1,128,830	11,131,603
Hoeft & Wessel AG	64,435	314,534
Indus Holding AG	65,850	1,486,687
Isra Vision Systems AG	32,824	604,276
#*IVG Immobilien AG	1,307,600	9,088,188
#*Jenoptik AG	839,839	4,773,603
*Kampa AG	156,071	25,522
#Kizoo AG	26,710	269,962
*Kloeckner & Co. SE	864,151	18,090,183
Kontron AG	374,281	2,988,613
#*Krones AG	153,884	8,728,182
KSB AG	6,000	4,161,188
*Kuka AG	115,737	1,803,360
KWS Saat AG	31,861	5,028,585
Lanxess AG	881,648	42,658,010
Leifheit AG	56,759	1,120,836
#*Leoni AG	452,230	13,578,335
Loewe AG	60,672	519,125
#LPKF Laser & Electronics AG	7,700	92,386
*M & S Elektronik AG	19,600	153
Mannheimer AG Holding	27,000	127,540
Mediclin AG	845,838	4,555,633
Medion AG	413,316	4,976,995
*Mosaic Software AG	12,800	500
*Nexus AG	235,087	1,167,820
*Norddeutsche Steingut AG	10,182	66,400

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*Nordwest Handel AG	11,313	$124,654
#*Pfleiderer AG	1,105,768	6,774,047
*PNE Wind AG	20,732	54,786
Praktiker Bau-und Heimwerkermaerkte Holding AG	899,923	7,154,329
*Progress-Werk Oberkirch AG	1,159	44,396
#*Q-Cells SE	312,205	2,378,304
*QSC AG	74,802	138,846
REALTECH AG	43,512	494,562
Rheinmetall AG	432,627	26,090,048
*Rohwedder AG	44,910	1,760
Ruecker AG	25,400	290,122
*Schlott Sebaldus AG	62,207	284,362
*Senator Entertainment AG	10,730	5,455
*Silicon Sensor International AG	14,797	142,818
#*Singulus Technologies AG	738,042	4,121,079
Sixt AG	128,471	3,329,561
*SKW Stahl-Metallurgie Holding AG	350	7,127
#*Sky Deutschland AG	1,682,909	3,065,815
#*Solon SE	130,131	682,984
*Stoehr & Co. AG	44,310	168,532
#Suedzucker AG	1,035,330	20,081,649
*Sunways AG	3,121	25,047
#*Suss Microtec AG	337,217	1,920,760
Syzygy AG	148,692	688,849
*TAG Immobilien AG	1,224	7,285
*Technotrans AG	47,535	333,627
*Textilgruppe Hof AG	22,530	204,925
#*TUI AG	2,171,329	22,629,029
UMS United Medical Systems International AG	72,691	645,569
Umweltbank AG	25,780	570,568
*Verbio AG	3,429	13,663
#*Versatel AG	5,883	35,906
*Vestcorp AG	171,777	233,748
*Vivacon AG	355,327	266,243
VTG AG	4,339	69,481
*Wacker Neuson SE	350,073	5,183,579
Westag & Getalit AG	10,653	257,027
Wuerttembergische Lebensversicherung AG	15,051	428,758
Wuerttembergische Metallwarenfabrik AG	80,490	2,774,669
*Zapf Creation AG	29,235	28,954

TOTAL GERMANY		423,209,593

GREECE — (0.5%)
*Aegek S.A.	10,736	5,606
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	2,142,659	6,300,164
*Alco Hellas ABEE S.A.	24,878	17,896
*Anek Lines S.A.	1,176,973	536,475
Athens Medical Center S.A.	131,238	144,864
*Atlantic Supermarkets S.A.	129,593	37,153
*Atti-Kat S.A.	1,024,038	332,969
Bank of Greece S.A.	66,869	2,938,676
Bitros Holdings S.A.	15,671	14,019
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	32,858	51,085
*EFG Eurobank Ergasias S.A.	50,714	390,427
*Elgeka S.A.	80,464	90,269
Ellaktor S.A.	847,025	3,798,941
*Elval Aluminum Process Co. S.A.	51,537	100,030
*Ergas S.A.	104,948	19,147
*ETEM S.A.	64,208	42,645
*Etma Rayon S.A.	39,176	71,984
*Euromedica S.A.	8,727	26,341

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
*Forthnet S.A.	306,408	$319,989
GEK Terna S.A.	130,141	795,603
*Halkor S.A.	187,602	222,991
*Hellenic Cables S.A.	114,294	208,702
*Hellenic Sugar Industry S.A.	24,143	25,519
*Heracles General Cement Co. S.A.	23,088	146,106
Inform P. Lykos S.A.	32,088	46,803
*Intracom Holdings S.A.	1,908,051	1,919,011
*Intracom Technical & Steel Constructions S.A.	135,543	63,655
*J&P-Avax S.A.	94,430	198,270
*Karatzis S.A.	15,860	26,500
*Kathimerini Publishing S.A.	73,740	489,487
Loulis Mills S.A.	99,368	218,841
*M.J. Mailis S.A.	86,950	29,502
*Marfin Investment Group S.A.	2,588,547	4,019,691
Marfin Popular Bank Public Co., Ltd. S.A.	2,711,825	6,403,341
*Michaniki S.A.	1,486,743	1,298,372
*Mytilineos Holdings S.A.	119,175	741,280
*Nirefs Acquaculture S.A.	219,446	208,908
*Nutriart S.A.	15,511	5,241
*Parnassos Enterprises S.A.	62,637	61,218
*Pegasus Publishing S.A.	217,030	353,529
*Proton Bank S.A.	659,435	920,763
*Real Estate Development & Services S.A.	127,940	141,899
S&B Industrial Minerals S.A.	116,264	719,163
*Sanyo Hellas S.A.	485,509	113,826
*Selected Textile S.A.	205,564	98,993
*Sfakianakis S.A.	59,827	52,350
*Sidenor Steel Products Manufacturing Co. S.A.	275,395	1,057,818
*Spyroy Agricultural Products S.A.	94,933	82,597
*T Bank S.A.	1,213,347	773,732
*Technical Olympic S.A.	1,288,550	655,964
Teletypos S.A. Mega Channel	13,323	56,773
*Themeliodomi S.A.	140,360	67,677
Thrace Plastics Co. S.A.	152,917	121,685
Viohalco S.A.	528,049	3,106,413
*Vioter S.A.	766,228	140,027
*Vis Container Manufacturing Co. S.A.	12,411	12,505

TOTAL GREECE		40,843,435

HONG KONG — (2.7%)
#Alco Holdings, Ltd.	710,000	295,452
Allan International Holdings, Ltd.	822,000	344,076
Allied Group, Ltd.	2,157,000	7,367,136
Allied Properties, Ltd.	40,152,372	8,125,166
*Amax Holdings, Ltd.	440,000	4,764
*APT Satellite Holdings, Ltd.	1,389,500	539,845
Asia Financial Holdings, Ltd.	4,080,106	1,534,174
Asia Standard International Group, Ltd.	392,000	67,643
*Associated International Hotels, Ltd.	1,683,000	3,555,727
*Bel Global Resources Holdings, Ltd.	16,756,000	371,416
*Burwill Holdings, Ltd.	32,546,400	1,931,774
C C Land Holdings, Ltd.	1,398,000	574,265
*Capital Publications, Ltd.	26,311,066	782,483
CCT Telecom Holdings, Ltd.	140,000	17,916
Century City International, Ltd.	21,595,000	1,699,698
Century Sunshine Group Holdings, Ltd.	2,965,000	112,568
Champion Technology Holdings, Ltd.	80,863,521	2,092,691
Chen Hsong Holdings, Ltd.	2,270,000	865,853
Cheuk Nang (Holdings), Ltd.	3,479,617	1,133,089
Chevalier International Holdings, Ltd.	2,406,491	2,583,779

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
China Hong Kong Photo Products Holdings, Ltd.	5,107,000	$361,547
*China Infrastructure Investment, Ltd.	10,998,000	411,137
China Motor Bus Co., Inc.	38,600	302,915
*China Ocean Shipbuilding Industry Group, Ltd.	8,120,000	424,834
*China Renji Medical Group, Ltd.	166,994,000	947,174
*China Yunnan Tin Minerals Group, Ltd.	20,141,342	261,983
*China Zirconium, Ltd.	10,904,000	421,480
Chinney Investments, Ltd.	1,924,000	306,936
#Chong Hing Bank, Ltd.	1,459,000	3,306,712
Chow Sang Sang Holdings, Ltd.	670,800	1,327,704
Chu Kong Shipping Development, Ltd.	6,000	1,561
*Chuang’s China Investments, Ltd.	20,832,000	1,367,434
Chuang’s Consortium International, Ltd.	17,889,997	1,982,913
*Chun Wo Development Holdings, Ltd.	7,557,143	545,795
Continental Holdings, Ltd.	960,000	30,950
*Cosmos Machinery Enterprises, Ltd.	1,099,400	93,381
CSI Properties, Ltd.	84,850,934	1,913,531
*CST Mining Group, Ltd.	33,203,184	732,979
*Dan Form Holdings Co., Ltd.	15,733,896	1,542,712
*DBA Telecommunication Asia Holdings, Ltd.	1,192,000	122,807
Dickson Concepts International, Ltd.	850,630	646,536
DVN Holdings, Ltd.	8,020,609	588,818
*Dynamic Energy Holdings, Ltd.	360,000	15,807
*Easyknit International Holdings, Ltd.	141,344	68,741
*Emperor Entertainment Hotel, Ltd.	175,000	33,365
Emperor International Holdings, Ltd.	15,221,000	3,623,515
*EPI Holdings, Ltd.	68,480,000	924,823
*eSun Holdings, Ltd.	10,360,400	1,419,011
*Ezcom Holdings, Ltd.	67,280	416
#Far East Consortium International, Ltd.	3,996,453	1,169,348
*First Natural Foods Holdings, Ltd.	6,810,000	—
*Fountain SET Holdings, Ltd.	17,144,000	2,403,584
*Frasers Property China, Ltd.	41,172,000	1,074,616
Get Nice Holdings, Ltd.	62,836,000	3,887,800
*Global Green Tech Group, Ltd.	64,707,136	2,457,497
Gold Peak Industries Holding, Ltd.	5,554,907	758,070
*Golden Resorts Group, Ltd.	4,836,000	212,138
Golden Resources Development International, Ltd.	12,529,000	822,909
*Goldin Properties Holdings, Ltd.	88,000	40,639
*Grande Holdings, Ltd.	3,082,000	194,242
Great Eagle Holdings, Ltd.	5,274,876	13,810,230
#*Hang Fung Gold Technology, Ltd.	10,027,108	—
Hang Ten Group Holdings, Ltd.	1,705,850	235,215
Harbour Centre Development, Ltd.	2,295,000	2,507,310
High Fashion International, Ltd.	996,000	339,748
HKR International, Ltd.	17,504,798	7,472,103
Hon Kwok Land Investment Co., Ltd.	7,744,935	2,646,220
*Hong Fok Land, Ltd.	4,248,000	5,469
Hong Kong & Shanghai Hotels, Ltd.	3,680,568	5,853,399
*Hong Kong Ferry Holdings, Ltd.	1,791,000	1,596,550
*Hong Kong Parkview Group, Ltd.	580,000	38,375
*Hongkong Chinese, Ltd.	18,817,100	1,891,515
Hsin Chong Construction Group, Ltd.	72,000	10,197
Huafeng Group Holdings, Ltd.	17,400,000	852,548
Hung Hing Printing Group, Ltd.	1,811,275	595,478
*I-Cable Communications, Ltd.	3,953,000	519,228
*IDT International, Ltd.	2,200,000	58,262
*IPE Group, Ltd.	4,215,000	488,019
*ITC Corp., Ltd.	6,712,655	371,870
*ITC Properties Group, Ltd.	525,000	125,064
*Jinchang Pharmaceutical Holdings, Ltd.	507,600	—

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*Jinhui Holdings, Ltd.	2,555,000	$783,397
*Jiuzhou Development Co., Ltd.	18,230,000	1,624,755
#K Wah International Holdings, Ltd.	18,191,512	6,741,764
Kantone Holdings, Ltd.	38,226,076	635,020
Keck Seng Investments (Hong Kong), Ltd.	2,936,000	1,509,488
Kin Yat Holdings, Ltd.	924,000	338,016
King Fook Holdings, Ltd.	338,000	44,431
Kingmaker Footwear Holdings, Ltd.	338,000	58,306
Kowloon Development Co., Ltd.	5,542,277	6,076,921
Kwoon Chung Bus Holdings, Ltd.	1,432,000	251,951
*Lai Sun Development Co., Ltd.	45,682,000	902,265
*Lai Sun Garment International, Ltd.	35,306,000	2,826,566
Lam Soon Hong Kong, Ltd.	179,250	158,800
Lerado Group Holdings Co., Ltd.	9,010,000	1,253,578
#Li Heng Chemical Fibre Technologies, Ltd.	4,549,000	721,750
*Lippo China Resources, Ltd.	1,030,000	26,076
Lippo, Ltd.	4,120,500	1,285,139
Liu Chong Hing Investment, Ltd.	2,304,000	2,754,646
Luen Thai Holdings, Ltd.	3,193,000	324,564
#Luks Industrial Group, Ltd.	758,642	302,401
Magnificent Estates, Ltd.	41,602,600	952,881
Melbourne Enterprises, Ltd.	41,000	422,514
#*Melco International Development, Ltd.	21,089,000	8,778,697
MIN XIN Holdings, Ltd.	102,000	46,295
Miramar Hotel & Investment Co., Ltd.	1,736,000	1,746,195
Nanyang Holdings, Ltd.	101,350	182,666
National Electronics Holdings, Ltd.	5,104,000	387,249
*Neptune Group, Ltd.	320,000	6,015
*New Century Group Hong Kong, Ltd.	2,096,000	41,947
*New City China Development, Ltd.	6,760	231
*New Times Energy Corp, Ltd.	34,834,000	1,146,293
*Norstar Founders Group, Ltd.	456,000	—
*North Asia Resources Holdings, Ltd.	860,000	147,674
*Orient Power Holdings, Ltd.	2,182,573	52,826
Oriental Watch Holdings, Ltd.	4,062,800	1,153,745
*Pacific Andes International Holdings, Ltd.	18,574,560	3,141,481
Pacific Century Premium Developments, Ltd.	18,272,000	3,315,076
Paliburg Holdings, Ltd.	12,615,041	4,749,551
Playmates Holdings, Ltd.	2,729,700	928,712
*Playmates Toys, Ltd.	1,850	81
Pokfulam Development Co., Ltd.	268,000	236,281
Polytec Asset Holdings, Ltd.	26,689,190	4,881,713
Public Financial Holdings, Ltd.	2,760,000	1,574,942
*PYI Corp., Ltd.	61,205,525	2,010,827
#Regal Hotels International Holdings, Ltd.	1,566,623	609,679
Rivera (Holdings), Ltd.	4,405,468	198,540
Roadshow Holdings, Ltd.	2,956,000	216,278
*Samling Global, Ltd.	130,000	10,745
*San Miguel Brewery Hong Kong, Ltd.	1,130,400	172,910
*Sanyuan Group, Ltd.	258,750	4,997
Sea Holdings, Ltd.	1,567,000	807,412
*Shenzhen High-Tech Holdings, Ltd.	2,776,000	164,380
Shougang Concord Century Holdings, Ltd.	12,362,000	1,291,147
#Shui On Construction & Materials, Ltd.	2,553,470	3,182,922
*Shun Ho Resources Holdings, Ltd.	506,000	65,712
#Shun Tak Holdings, Ltd.	14,280,215	8,085,774
Sing Tao News Corp, Ltd.	886,000	228,420
*Sino-i Technology, Ltd.	54,605,436	295,216
South China (China), Ltd.	8,710,448	642,591
South China Financial Holdings, Ltd.	371,600	4,794
*South China Holdings, Ltd.	2,110,800	177,131

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Stelux Holdings International, Ltd.	4,087,254	$269,685
Styland Holdings, Ltd.	1,362,447	4,334
Sun Hung Kai & Co., Ltd.	4,005,632	2,599,869
*Sunway International Holdings, Ltd.	1,002,000	37,228
*Superb Summit International Timber Co., Ltd.	29,245,000	1,017,132
*Sustainable Forest Holdings, Ltd.	3,622,500	210,454
Symphony Holdings, Ltd.	10,187,000	513,236
Tai Cheung Holdings, Ltd.	5,717,000	3,779,974
Tai Sang Land Development, Ltd.	1,111,900	446,348
*TaiFook Securities Group, Ltd.	1,975,042	1,385,175
Tak Sing Alliance Holdings, Ltd.	3,791,335	513,327
#Tan Chong International, Ltd.	3,984,000	1,021,252
Tern Properties Co., Ltd.	168,000	69,164
*Tian Teck Land, Ltd.	790,000	651,117
*Titan Petrochemicals Group, Ltd.	1,320,000	115,731
Tungtex (Holdings) Co., Ltd.	488,000	89,731
Tysan Holdings, Ltd.	746,000	114,577
Upbest Group, Ltd.	3,110,000	377,071
*U-Right International Holdings, Ltd.	39,602,000	71,378
Varitronix International, Ltd.	3,115,000	960,842
Vedan International Holdings, Ltd.	2,620,000	280,915
*Victory City International Holdings, Ltd.	10,314,488	2,164,844
Wang On Group, Ltd.	4,220,000	99,040
*Warderly International Holdings, Ltd.	1,705,000	105,362
*Win Hanverky Holdings, Ltd.	338,000	45,730
Wing On Co. International, Ltd.	2,741,500	4,796,430
Wing Tai Properties, Ltd.	900,749	269,053
Wong’s International (Holdings), Ltd.	209,000	29,388
Y. T. Realty Group, Ltd.	258,000	44,643
Yau Lee Holdings, Ltd.	1,409,750	201,460
Yugang International, Ltd.	29,218,000	282,997

TOTAL HONG KONG		213,414,536

IRELAND — (0.5%)
*Aer Lingus Group P.L.C.	290,889	353,298
*Allied Irish Banks P.L.C.	4,874,345	5,957,686
*Anglo Irish Bank Corp. P.L.C.	708,018	200,216
DCC P.L.C.	52,085	1,279,463
Donegal Creameries P.L.C.	28,204	102,075
*Dragon Oil P.L.C.	509,176	3,393,431
FBD Holdings P.L.C.	36,373	322,271
*Governor & Co. of the Bank of Ireland P.L.C. (The)	284,916	310,139
Grafton Group P.L.C.	915,630	3,445,295
IFG Group P.L.C.	219,126	328,764
Irish Continental Group P.L.C.	475,323	9,353,537
*Irish Life & Permanent Group Holdings P.L.C.	2,130,986	4,848,667
*Lantor P.L.C.	77,019	—
*McInerney Holdings P.L.C.	360,646	23,440
*Qualceram Shires P.L.C.	30,338	3,163
*Readymix P.L.C.	1,379,329	387,995
*Smurfit Kappa Group P.L.C.	861,722	8,880,226
*Waterford Wedgwood P.L.C.	19,269,829	—

TOTAL IRELAND		39,189,666

ISRAEL — (0.6%)
*Africa-Israel Investments, Ltd.	42,791	195,028
*AL-ROV Israel, Ltd.	20,054	517,634
*Alvarion, Ltd.	825,236	1,760,216
*AudioCodes, Ltd.	75,236	213,983
*Biocell, Ltd.	642	8,131
*Clal Insurance Enterprise Holdings, Ltd.	187,098	3,664,133

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
Delta-Galil Industries, Ltd.	33,908	$232,263
*Direct Insurance - I.D.I. Insurance Co., Ltd.	1,833	3,147
*El Al Israel Airlines, Ltd.	654,058	157,314
*First International Bank of Israel, Ltd. (6123804)	495,381	1,603,706
*First International Bank of Israel, Ltd. (6123815)	247,896	4,012,040
*Formula Systems, Ltd.	106,719	1,353,496
*Gilat Satellite Networks, Ltd.	176,860	918,351
Harel Insurance Investments & Finances, Ltd.	75,742	3,489,687
*Israel Discount Bank, Ltd.	1,740,318	3,173,394
*Israel Land Development Co., Ltd. (The)	601	4,801
*Jerusalem Oil Exploration, Ltd.	70,708	1,136,063
Makhteshim-Agan Industries, Ltd.	301,420	1,056,802
*Mizrahi Tefahot Bank, Ltd.	1,171,906	9,646,286
*NetVision, Ltd.	31,290	317,329
*Oil Refineries, Ltd.	9,250,798	4,343,442
*Ormat Industries, Ltd.	417,608	3,170,256
*Phoenix Holdings, Ltd. (The)	50,137	121,532
Plasson	365	8,033
*RADVision, Ltd.	84,705	588,924
*Retalix, Ltd.	93,910	1,192,087
*Union Bank of Israel, Ltd.	480,691	2,050,068

TOTAL ISRAEL		44,938,146

ITALY — (3.1%)
Acegas-APS SpA	353,561	1,909,664
#Actelios SpA	137,181	503,293
Amplifon SpA	38,167	186,933
Banca Finnat Euramerica SpA	252,365	172,093
Banca Piccolo Credito Valtellinese Scarl	1,378,384	6,876,963
*Banca Popolare dell’Etruria e del Lazio Scarl	1,309,029	5,586,204
Banca Popolare di Milano Scarl	10,151,010	53,697,091
Banca Popolare di Spoleto SpA	500	2,683
Benetton Group SpA	610,604	4,278,248
*Buongiorno SpA	126,126	159,308
Buzzi Unicem SpA	320,539	3,496,762
*C.I.R. SpA - Compagnie Industriali Riunite	7,066,777	13,340,022
Caltagirone Editore SpA	717,734	1,737,393
Caltagirone SpA	637,862	1,729,340
*Carraro SpA	168,254	509,124
Cembre SpA	9,287	58,684
Cementir Holding SpA	2,053,309	6,233,269
*Centrale del Latte di Torino & Co. SpA	103,570	325,929
Credito Artigiano SpA	1,228,539	2,307,069
Credito Emiliano SpA	239,651	1,527,044
CSP International Fashion Group SpA	220,420	279,727
*d’Amico International Shipping SA	65,844	91,101
Danieli & Co. SpA	245,092	4,728,881
De Longhi SpA	1,089,296	5,304,076
#*EEMS Italia SpA	592,119	1,145,219
*Elica SpA	13,095	27,867
#ERG SpA	118,750	1,547,889
#*Eurotech SpA	36,442	96,503
#Fondiaria - SAI SpA	1,781,588	19,028,475
*Gefran SpA	133,442	413,564
*Gemina SpA	10,511,475	6,768,609
*Giovanni Crespi SpA	297,472	65,098
Granitifiandre SpA	24,518	94,154
*Gruppo Ceramiche Ricchetti SpA	324,663	123,856
*I Grandi Viaggi SpA	283,577	319,484
#Immsi SpA	1,509,341	1,572,483
Industria Romagnola Conduttori Elettrici SpA	156,907	277,931

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
*Intek SpA	1,040,376	$631,694
#Italcementi SpA	1,499,499	12,277,019
Italmobiliare SpA	177,965	5,870,948
*KME Group SpA	6,123,905	2,233,338
Milano Assicurazioni SpA	5,585,504	10,842,939
*Monrif SpA	183,000	103,811
*Montefibre SpA	1,341,936	295,742
*Olidata SpA	100,589	45,329
*Pagnossin SpA	79,000	—
*Pirelli & Co. Real Estate SpA	493,558	235,582
Pirelli & Co. SpA	4,750,256	33,194,516
*Poligrafici Editoriale SpA	242,635	158,676
*Premafin Finanziaria SpA	5,668,994	6,498,523
*Reno de Medici SpA	3,300,827	856,918
*Retelit SpA	29,504	13,386
#*Safilo Group SpA	188,553	2,049,064
#*Seat Pagine Gialle SpA	6,256,316	1,121,547
*Snai SpA	9,892	38,825
*Snia SpA	271,793	35,206
*Societa Partecipazioni Finanziarie SpA	4,853	412
*Sogefi SpA	33,315	89,747
Sol SpA	126,992	800,739
*Sorin SpA	2,468,434	4,794,893
#*Stefanel SpA	306,228	257,581
*Uni Land SpA	37,715	31,051
#Unipol Gruppo Finanziario SpA	12,100,056	9,126,046
Vianini Industria SpA	189,600	341,073
Vianini Lavori SpA	359,927	2,010,270

TOTAL ITALY		240,476,908

JAPAN — (20.6%)
Achilles Corp.	1,039,000	1,473,384
Adeka Corp.	261,600	2,550,701
Agro-Kanesho Co., Ltd.	18,000	153,051
Ahresty Corp.	176,900	1,539,711
Aichi Bank, Ltd. (The)	180,300	11,418,782
Aichi Machine Industry Co., Ltd.	1,630,000	5,253,514
Aichi Steel Corp.	160,000	682,073
Aida Engineering, Ltd.	1,073,800	4,226,531
Aigan Co., Ltd.	406,000	2,136,241
Airport Facilities Co., Ltd.	321,600	1,169,946
Aisan Industry Co., Ltd.	216,800	1,698,323
Akita Bank, Ltd. (The)	3,973,000	13,266,546
Aloka Co., Ltd.	344,700	2,421,154
Alpen Co., Ltd.	189,300	3,001,592
*Alpha Corp.	14,900	137,447
*Alpine Electronics, Inc.	146,300	1,765,448
Alps Logistics Co., Ltd.	6,400	65,622
#Altech Co., Ltd.	155,700	568,467
*Amuse, Inc.	500	5,286
#Ando Corp.	1,775,000	2,180,002
#*AOC Holdings, Inc.	672,600	3,178,076
AOI Advertising Promotion, Inc.	11,500	59,769
AOI Electronic Co., Ltd.	26,400	372,052
AOKI Holdings, Inc.	353,900	5,283,584
Aomori Bank, Ltd. (The)	269,000	653,362
Aoyama Trading Co., Ltd.	1,042,799	16,483,199
Arakawa Chemical Industries, Ltd.	289,600	3,159,943
Araya Industrial Co., Ltd.	1,078,000	1,529,597
*Arc Land Sakamoto Co., Ltd.	3,600	46,879
Arisawa Manufacturing Co., Ltd.	536,982	4,082,996

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Aronkasei Co., Ltd.	396,000	$1,556,637
Asahi Kogyosha Co., Ltd.	477,000	1,915,754
Asahi Organic Chemicals Industry Co., Ltd.	1,294,000	3,029,526
Asax Co., Ltd.	13	15,551
*Ashimori Industry Co., Ltd.	1,421,000	2,118,942
Asia Air Survey Co., Ltd.	79,000	197,572
ASKA Pharmaceutical Co., Ltd.	420,000	2,947,792
Asti Corp.	81,000	255,557
Asunaro Aoki Construction Co., Ltd.	721,000	3,086,750
Ataka Construction & Engineering Co., Ltd.	148,000	392,307
Atsugi Co., Ltd.	5,237,000	6,482,340
Autobacs Seven Co., Ltd.	355,811	13,230,901
Bando Chemical Industries, Ltd.	22,000	72,225
Bank of Iwate, Ltd. (The)	232,000	12,904,502
Bank of Nagoya, Ltd. (The)	2,287,706	7,975,269
Bank of Okinawa, Ltd. (The)	150,100	4,833,808
Bank of Saga, Ltd. (The)	2,285,000	6,689,772
Bank of the Ryukyus, Ltd.	519,000	5,785,753
#Belc Co., Ltd.	28,800	291,922
Belluna Co., Ltd.	518,712	2,486,698
#*Best Denki Co., Ltd.	1,729,500	4,526,855
Bunka Shutter Co., Ltd.	577,000	1,516,659
#*Calsonic Kansei Corp.	2,386,000	7,187,211
Cawachi, Ltd.	164,000	3,035,212
Central Glass Co., Ltd.	1,368,000	5,274,213
#Central Security Patrols Co., Ltd.	45,800	426,307
Chiyoda Integre Co., Ltd.	2,000	23,843
Chodai Co., Ltd.	26,500	69,915
Chofu Seisakusho Co., Ltd.	271,700	5,831,302
Chubu Shiryo Co., Ltd.	241,600	1,633,962
Chudenko Corp.	572,960	6,451,471
Chuetsu Pulp & Paper Co., Ltd.	2,033,000	3,647,409
Chukyo Bank, Ltd. (The)	1,629,000	4,880,834
*Chuo Corp.	30,000	—
Chuo Gyorui Co., Ltd.	664,000	1,336,807
Chuo Spring Co., Ltd.	956,000	3,598,381
Cleanup Corp.	545,400	3,191,433
#CMK Corp.	854,800	4,492,129
Coca-Cola Central Japan Co., Ltd.	609,700	7,954,560
Commuture Corp.	8,000	45,972
Computer Engineering & Consulting, Ltd.	91,600	423,373
Corona Corp.	362,300	3,246,790
Cresco, Ltd.	102,600	500,189
Cross Plus, Inc.	81,100	755,770
CTI Engineering Co., Ltd.	218,600	1,052,870
Dai-Dan Co., Ltd.	594,000	3,002,058
Daido Kogyo Co., Ltd.	428,000	721,972
*Daido Metal Co., Ltd.	383,000	1,317,626
#*Daiei, Inc. (The)	1,870,250	8,951,385
Daiichi Kogyo Seiyaku Co., Ltd.	670,000	1,687,526
*Daiki Aluminium Industry Co., Ltd.	195,000	484,582
Daiko Clearing Services Corp.	368,300	1,335,492
*Daiko Denshi Tsushin, Ltd.	13,000	18,538
Daimaruenawin Co., Ltd.	10,600	76,630
Daimei Telecom Engineering Corp.	70,200	531,198
Dainichi Co., Ltd.	277,800	1,852,422
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,911
Daisan Bank, Ltd. (The)	561,000	1,638,065
Daishi Bank, Ltd. (The)	1,259,000	4,353,327
Daito Bank, Ltd. (The)	2,122,000	1,522,579
Daiwa Industries, Ltd.	103,000	498,741

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
#Daiwa Odakyu Construction Co., Ltd.	183,000	$532,960
DC Co., Ltd.	464,500	840,546
#DCM Holdings Co., Ltd.	699,400	3,594,648
Denyo Co., Ltd.	294,300	2,052,000
*Dijet Industrial Co., Ltd.	36,000	48,154
DMW Corp.	58,800	1,088,311
Dydo Drinco, Inc.	84,000	3,135,743
*Dynic Corp.	37,000	62,907
#Edion Corp.	934,200	7,140,354
Ehime Bank, Ltd. (The)	1,480,000	3,813,823
Eighteenth Bank, Ltd. (The)	4,090,000	11,459,851
Enplas Corp.	119,700	2,568,276
ESPEC Corp.	340,700	2,217,133
Excel Co., Ltd.	17,700	205,773
*Felissimo Corp.	6,600	94,343
Fine Sinter Co., Ltd.	84,000	243,896
*First Baking Co., Ltd.	543,000	743,573
Fuji Furukawa Engineering & Construction Co., Ltd.	37,000	63,266
Fujicco Co., Ltd.	317,600	3,758,870
Fujikura Rubber, Ltd.	37,800	146,131
Fujitec Co., Ltd.	822	4,281
Fujitsu Frontech, Ltd.	378,300	2,770,495
*FuKoKu Co., Ltd.	5,900	49,094
Fukuda Corp.	21,000	32,969
Fukushima Bank, Ltd.	493,000	284,565
*Fukusima Industries Corp.	1,300	11,875
Fukuyama Transporting Co., Ltd.	2,602,000	12,510,313
Furusato Industries, Ltd.	29,900	170,669
Fuso Dentsu Co., Ltd.	20,000	71,406
Fuso Pharmaceutical Industries, Ltd.	361,000	1,140,797
Futaba Corp.	791,400	14,282,459
Fuyo General Lease Co., Ltd.	20,000	458,415
Gakken Holdings Co., Ltd.	1,799,000	3,755,200
Gecoss Corp.	452,500	1,654,394
Godo Steel, Ltd.	2,800,000	6,737,530
*Goldcrest Co., Ltd.	29,640	605,255
#Gourmet Kineya Co., Ltd.	218,000	1,298,291
#Gun Ei Chemical Industry Co., Ltd.	1,453,000	3,583,736
Gunze, Ltd.	1,886,000	5,861,096
Hakuto Co., Ltd.	245,800	2,283,667
Happinet Corp.	800	9,704
Harima Chemicals, Inc.	395,000	2,270,330
Haruyama Trading Co., Ltd.	306,000	1,379,432
*Hazama Corp.	1,620,100	1,385,890
Heiwa Real Estate Co., Ltd.	928,000	2,218,736
Heiwado Co., Ltd.	55,324	688,548
Hibiya Engineering, Ltd.	661,500	5,791,193
#Higashi-Nippon Bank, Ltd.	1,635,000	3,145,881
Higo Bank, Ltd. (The)	444,000	2,427,157
Hitachi Business Solution Co., Ltd.	15,300	123,667
Hitachi Cable, Ltd.	514,000	1,407,709
Hitachi Medical Corp.	651,000	5,287,121
Hitachi Metals Techno, Ltd.	53,500	235,582
Hodogaya Chemical Co., Ltd.	835,000	2,707,199
Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,265,786
Hokkan Holdings, Ltd.	939,000	2,491,270
Hokko Chemical Industry Co., Ltd.	386,000	1,099,912
Hokkoku Bank, Ltd. (The)	1,073,000	4,220,730
Hokuetsu Bank, Ltd. (The)	2,612,000	4,313,354
#Hokuetsu Kishu Paper Co., Ltd.	3,944,774	19,467,312
Hokuriku Electrical Construction Co., Ltd.	205,000	556,990

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Horipro, Inc.	163,100	$1,256,894
Hurxley Corp.	18,600	123,400
Hyakugo Bank, Ltd. (The)	1,311,827	5,763,731
Hyakujishi Bank, Ltd. (The)	637,000	2,389,085
*I Metal Technology Co., Ltd.	440,000	596,127
Ichikawa Co., Ltd.	310,000	529,042
*ICHINEN HOLDINGS CO., LTD.	2,100	9,075
Icom, Inc.	500	12,370
Ihara Chemical Industry Co., Ltd.	799,000	2,178,554
IHI Transport Machinery Co., Ltd.	297,000	1,234,716
Imasen Electric Industrial Co., Ltd.	84,800	1,102,475
#*Impress Holdings, Inc.	445,400	722,230
Inaba Seisakusho Co., Ltd.	47,700	489,328
Inabata & Co., Ltd.	1,125,200	5,233,926
Ines Corp.	1,202,600	7,793,681
Information Services International-Dentsu, Ltd.	105,500	727,506
Innotech Corp.	71,400	425,384
*Ishihara Sangyo Kaisha, Ltd.	623,000	467,936
#Ishizuka Glass Co., Ltd.	676,000	1,337,220
Itochu Enex Co., Ltd.	522,500	2,616,792
Itochu-Shokuhin Co., Ltd.	7,600	253,120
Itoham Foods, Inc.	2,415,000	8,937,912
Itoki Corp.	526,400	1,519,661
#Iwai Cosmo Holdings, Inc.	73,000	534,997
Iwaki & Co., Ltd.	773,000	1,770,629
#*Iwasaki Electric Co., Ltd.	1,742,000	3,172,040
*Iwatsu Electric Co., Ltd.	426,000	355,266
Izumiya Co., Ltd.	1,748,000	7,675,438
*Jalux, Inc.	3,500	24,764
*Japan Carlit Co., Ltd.	4,800	22,959
Japan Digital Laboratory Co., Ltd.	523,000	5,349,344
Japan Foundation Engineering Co., Ltd.	590,600	1,289,189
#Japan Medical Dynamic Marketing, Inc.	457,800	1,175,252
Japan Oil Transportation Co., Ltd.	576,000	1,252,555
Japan Pulp & Paper Co., Ltd.	1,485,000	5,019,102
Japan Radio Co., Ltd.	475,000	1,163,605
Japan Steel Tower Co., Ltd.	156,000	483,995
Japan Transcity Corp.	646,000	1,922,277
#Jastec Co., Ltd.	18,800	107,412
JBIS Holdings, Inc.	55,700	248,158
Jeans Mate Corp.	11,708	31,979
*Jidosha Buhin Kogyo Co., Ltd.	32,000	123,060
JIEC Co., Ltd.	50	48,880
JMS Co., Ltd.	666,000	2,509,306
Joban Kosan Co., Ltd.	936,000	1,364,581
JSP Corp.	330,500	3,569,805
Juroku Bank, Ltd.	242,000	827,253
*JVC Kenwood Holdings, Inc.	769,110	2,629,283
K.R.S. Corp.	162,400	1,652,267
#Kaga Electronics Co., Ltd.	104,100	1,070,970
Kagoshima Bank, Ltd. (The)	1,415,500	8,831,294
Kamei Corp.	522,000	2,324,186
Kanaden Corp.	469,000	2,523,041
Kanamoto Co., Ltd.	470,000	2,329,005
Kandenko Co., Ltd.	133,000	787,510
*Kanematsu Electronics, Ltd.	89,700	834,936
Kanto Auto Works, Ltd.	362,200	2,695,977
Kanto Natural Gas Development Co., Ltd.	481,000	2,439,308
Kasai Kogyo Co., Ltd.	147,000	527,489
Katakura Chikkarin Co., Ltd.	250,000	757,458
Kato Sangyo Co., Ltd.	73,900	1,121,849

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Kato Works Co., Ltd.	930,000	$1,895,193
KAWADA TECHNOLOGIES, Inc.	2,600	44,577
Kawasaki Kasei Chemicals, Ltd.	658,000	874,035
Kawasumi Laboratories, Inc.	268,000	1,753,566
Keihanshin Real Estate Co., Ltd.	25,200	116,582
Keihin Co., Ltd. (The)	44,000	48,740
#*Kenedix, Inc.	26,539	4,457,840
Kimura Unity Co, Ltd.	1,600	12,625
*Kitagawa Iron Works Co., Ltd.	146,000	231,479
Kita-Nippon Bank, Ltd. (The)	168,700	4,098,297
#Kitano Construction Corp.	786,000	1,929,143
#Kitazawa Sangyo Co., Ltd.	247,000	516,819
Koa Corp.	570,100	6,273,860
#Koekisha Co., Ltd.	69,600	1,128,783
#Kohnan Shoji Co., Ltd.	408,400	4,416,905
*Koito Industries, Ltd.	377,000	681,590
#Kojima Co., Ltd.	745,300	4,378,444
*Kokusai Kogyo Holdings Co., Ltd.	12,000	26,767
Kokuyo Co., Ltd.	1,673,611	13,535,731
#Komai Tekko, Inc.	820,000	1,591,819
Komatsu Seiren Co., Ltd.	767,000	2,952,157
#Komatsu Wall Industry Co., Ltd.	156,600	1,574,525
#Komori Corp.	1,303,400	13,456,610
#Konaka Co., Ltd.	687,249	1,936,978
Kondotec, Inc.	35,000	244,363
Konishi Co., Ltd.	270,700	2,956,295
#Kosei Securities Co., Ltd.	625,000	625,851
KU Holdings Co., Ltd.	182,600	624,822
*Kumagai Gumi Co., Ltd.	842,000	574,595
#Kumiai Chemical Industry Co., Ltd.	944,000	2,380,386
Kurabo Industries, Ltd.	5,638,000	9,003,745
#*Kurimoto, Ltd.	4,060,000	5,465,885
Kuroganeya Co., Ltd.	99,000	360,426
Kyodo Printing Co., Ltd.	1,912,000	4,606,381
Kyoei Sangyo Co., Ltd.	363,000	691,401
*Kyoei Steel, Ltd.	241,400	4,039,593
Kyokuto Boeki Kaisha, Ltd.	499,000	732,915
Kyokuto Kaihatsu Kogyo Co., Ltd.	872,350	2,987,926
*Kyoritsu Maintenance Co., Ltd.	15,000	218,921
Kyosan Electric Manufacturing Co., Ltd.	694,000	3,060,950
Kyowa Leather Cloth Co., Ltd.	391,000	1,498,739
Kyudenko Corp.	1,028,000	5,633,983
*LEC, Inc.	12,900	182,607
#*Leopalace21 Corp.	4,105,115	9,058,796
#*Lonseal Corp.	306,000	303,534
#*Look, Inc.	87,000	151,501
Macnica, Inc.	195,800	4,279,927
Maeda Corp.	4,690,000	12,483,981
Maeda Road Construction Co., Ltd.	1,412,000	11,404,687
*Maezawa Industries, Inc.	279,600	525,823
#Maezawa Kasei Industries Co., Ltd.	186,100	1,840,972
Maezawa Kyuso Industries Co., Ltd.	107,200	1,293,639
Marubun Corp.	386,400	2,152,696
Marudai Food Co., Ltd.	2,994,000	8,816,644
*Maruei Department Store Co., Ltd.	598,400	692,967
Maruwa Co., Ltd.	105,300	2,424,730
Maruwn Corp.	302,600	770,512
*Maruyama Manufacturing Co, Inc.	1,000	1,939
Maruzen Co., Ltd.	20,000	110,278
Maruzen Showa Unyu Co., Ltd.	1,313,000	4,298,131
Maspro Denkoh Corp.	405,900	3,915,874

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Matsui Construction Co., Ltd.	447,700	$1,750,806
Maxvalu Tokai Co., Ltd.	26,700	309,982
#*Meiji Machine Co., Ltd.	1,572,000	436,509
#*Meiwa Estate Co., Ltd.	407,600	2,083,407
*Meiwa Trading Co., Ltd.	4,700	12,194
#Mercian Corp.	3,153,000	5,629,652
Mesco, Inc.	92,000	499,795
Michinoku Bank, Ltd. (The)	2,780,000	5,620,130
*Mie Bank, Ltd. (The)	160,000	464,656
Mikuni Coca-Cola Bottling Co., Ltd.	465,000	3,850,272
*Mikuni Corp.	179,000	258,907
Minato Bank, Ltd. (The)	384,000	572,487
#Ministop Co., Ltd.	62,500	864,664
Mito Securities Co., Ltd.	96,000	184,709
*Mitsuba Corp.	900,000	4,502,006
*Mitsubishi Paper Mills, Ltd.	431,000	497,762
Mitsubishi Steel Manufacturing Co., Ltd.	417,000	873,557
*Mitsui High-Tec, Inc.	188,800	1,316,598
Mitsui Knowledge Industry Co., Ltd.	980	174,471
Mitsumura Printing Co., Ltd.	88,000	304,120
Mitsuuroko Co., Ltd.	795,000	4,820,446
*Miyaji Engineering Group, Inc.	214,000	191,182
Miyazaki Bank, Ltd. (The)	2,775,260	7,552,482
Miyoshi Oil & Fat Co., Ltd.	1,014,000	1,580,597
#Mizuno Corp.	610,000	2,750,333
Morita Holdings Corp.	138,000	720,024
Morozoff, Ltd.	319,000	1,033,136
Mory Industries, Inc.	627,000	2,393,674
#MR Max Corp.	639,400	2,791,163
*Musashino Bank, Ltd.	138,000	3,889,520
*Mutoh Holdings Co., Ltd.	104,000	149,074
Nagano Bank, Ltd. (The)	1,543,000	3,005,773
Nagase & Co., Ltd.	284,000	3,113,351
Nakabayashi Co., Ltd.	964,000	2,046,713
*Nakano Corp.	17,500	44,186
*Nakayama Steel Works, Ltd.	3,072,000	4,506,320
NEC Capital Solutions, Ltd.	189,700	2,376,569
Neturen Co., Ltd.	275,800	2,031,677
NIC Corp.	81,600	338,890
Nice Holdings, Inc.	1,498,000	3,062,943
Nichia Steel Works, Ltd.	877,200	2,104,081
Nichiban Co., Ltd.	594,000	2,078,491
Nichicon Corp.	362,300	4,674,964
Nichiha Corp.	226,600	1,925,176
#Nichimo Co., Ltd.	920,000	1,478,059
Nichireki Co., Ltd.	575,000	2,768,768
*NIFTY Corp.	107	96,389
#Nihon Eslead Corp.	100,448	779,376
Nihon Kagaku Sangyo Co., Ltd.	21,000	153,974
#*Nihon Plast Co., Ltd.	4,400	22,265
*Nihon Spindle Manufacturing Co., Ltd.	42,000	92,425
Nihon Tokushu Toryo Co., Ltd.	76,800	272,813
Nihon Yamamura Glass Co., Ltd.	2,424,000	6,594,420
#Nikko Co., Ltd.	536,000	1,463,326
Nippo Corp.	1,762,000	12,241,066
Nippon Beet Sugar Manufacturing Co., Ltd.	3,188,000	7,157,908
Nippon Chemical Industrial Co., Ltd.	1,689,000	3,853,342
#Nippon Chutetsukan K.K.	582,000	931,985
Nippon Concrete Industries Co., Ltd.	1,107,000	1,612,795
Nippon Densetsu Kogyo Co., Ltd.	148,000	1,471,507
Nippon Denwa Shisetu Co., Ltd.	841,000	2,622,699

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Felt Co., Ltd.	73,100	$337,390
Nippon Fine Chemical Co., Ltd.	193,800	1,222,474
Nippon Flour Mills Co., Ltd.	1,527,000	7,941,711
Nippon Hume Corp.	555,000	1,643,761
Nippon Jogesuido Sekkei Co., Ltd.	218	245,659
#*Nippon Kinzoku Co., Ltd.	56,000	91,770
Nippon Koei Co., Ltd.	1,411,000	3,985,808
Nippon Konpo Unyu Soko Co., Ltd.	717,000	8,511,130
*Nippon Light Metal Co., Ltd.	4,269,000	6,281,685
#Nippon Pillar Packing Co., Ltd.	68,000	392,998
*Nippon Piston Ring Co., Ltd.	1,609,000	2,182,791
*Nippon Rietec Co., Ltd.	4,000	16,127
Nippon Road Co., Ltd. (The)	2,033,000	4,415,571
Nippon Seiki Co., Ltd.	26,000	285,144
Nippon Seisen Co., Ltd.	56,000	294,015
Nippon Soda Co., Ltd.	1,496,000	5,309,431
Nippon Systemware Co., Ltd.	211,200	802,598
*Nippon Tungsten Co., Ltd.	243,000	393,570
*Nippon Yusoki Co., Ltd.	35,000	86,163
Nishimatsu Construction Co., Ltd.	8,152,073	10,039,972
Nishishiba Electric Co., Ltd.	104,000	172,998
Nissan Shatai Co., Ltd.	668,000	4,729,790
#Nisshin Fudosan Co., Ltd.	141,400	951,929
Nisshin Oillio Group, Ltd. (The)	27,000	135,023
Nissin Corp.	334,000	759,363
Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,569,149
Nissui Pharmaceutical Co., Ltd.	225,800	1,762,131
Nittan Valve Co., Ltd.	140,200	445,694
Nittetsu Mining Co., Ltd.	2,032,000	6,935,635
Nitto FC Co., Ltd.	243,100	1,264,712
Nitto Flour Milling Co., Ltd.	370,000	1,362,429
Nitto Kogyo Corp.	7,300	65,469
Nitto Seiko Co., Ltd.	3,000	10,117
Nohmi Bosai, Ltd.	81,000	464,879
Nomura Co., Ltd.	13,000	44,093
Noritsu Koki Co., Ltd.	503,600	3,411,416
Obayashi Road Corp.	829,000	1,698,239
Ogaki Kyoritsu Bank, Ltd. (The)	669,000	2,126,527
#Oie Sangyo Co., Ltd.	12,700	115,397
Oita Bank, Ltd. (The)	3,216,000	10,058,763
Okabe Co., Ltd.	516,900	2,201,197
#*OKK Corp.	344,000	537,763
#Okumura Corp.	2,690,000	9,627,766
*Okura Industrial Co., Ltd.	1,040,000	2,980,981
Okuwa Co., Ltd.	91,000	857,247
Olympic Corp.	381,200	2,787,398
Onoken Co., Ltd.	252,400	2,239,057
Oriental Yeast Co., Ltd.	284,000	1,592,727
#Osaka Organic Chemical Industry, Ltd.	23,000	170,125
Osaka Steel Co., Ltd.	594,600	9,202,503
Oyo Corp.	469,600	3,554,050
*P.S. Mitsubishi Construction Co., Ltd.	164,100	454,737
Pacific Industrial Co., Ltd.	1,132,000	5,231,577
PanaHome Corp.	48,000	294,380
Penta-Ocean Construction Co., Ltd.	4,727,500	6,507,386
Piolax, Inc.	227,100	4,346,523
*Pressance Corp.	13	25,280
Raito Kogyo Co., Ltd.	1,200,800	2,621,961
*Rasa Industries, Ltd.	3,181	2,901
#*Renown, Inc.	1,239,060	3,515,332
Rheon Automatic Machinery Co., Ltd.	319,000	871,944

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Rhythm Watch Co., Ltd.	3,189,000	$5,305,097
Ricoh Leasing Co., Ltd.	29,300	705,614
Right On Co., Ltd.	36,200	216,520
Riken Keiki Co., Ltd.	25,800	170,839
Riken Technos Corp.	899,000	2,431,690
Riken Vitamin Co., Ltd.	30,000	836,739
#RISA Partners, Inc.	1,958	860,658
*Riso Kagaku Corp.	95,782	908,141
Roland Corp.	78,000	922,501
Round One Corp.	1,421,300	6,394,315
*Ryobi, Ltd.	8,000	26,211
Ryoden Trading Co., Ltd.	753,000	4,292,205
Ryosan Co., Ltd.	636,600	16,233,777
Ryoyo Electro Corp.	709,400	7,572,729
S Foods, Inc.	8,000	67,263
Sakai Chemical Industry Co., Ltd.	1,650,000	6,563,736
#Sakai Heavy Industries, Ltd.	799,000	1,216,405
Sakata INX Corp.	187,000	807,961
Sala Corp.	279,000	1,687,470
San-Ai Oil Co., Ltd.	1,258,000	4,873,155
Sanden Corp.	2,162,000	7,078,621
#Sanei-International Co., Ltd.	60,200	771,808
*Sangetsu Co., Ltd.	16,800	368,710
San-in Godo Bank, Ltd. (The)	1,828,000	13,425,863
*Sanix, Inc.	519,700	849,196
Sanki Engineering Co., Ltd.	1,539,000	12,167,016
Sankyo Seiko Co., Ltd.	912,100	2,596,206
*Sankyo-Tateyama Holdings, Inc.	3,759,000	4,543,374
Sanoh Industrial Co., Ltd.	318,600	2,463,148
Sanritsu Corp.	111,500	717,562
Sanshin Electronics Co., Ltd.	711,400	5,997,594
Sanyo Denki Co., Ltd.	105,000	556,067
Sanyo Engineering & Construction, Inc.	201,000	595,262
Sanyo Industries, Ltd.	714,000	1,037,543
Sato Shoji Corp.	157,100	958,889
Satori Electric Co., Ltd.	211,360	1,640,445
#*Saxa Holdings, Inc.	1,116,000	1,820,866
#Scroll Corp.	592,300	2,111,400
Seibu Electric Industry Co., Ltd.	308,000	1,157,848
Seino Holdings Co., Ltd.	1,265,000	8,484,408
Seiren Co., Ltd.	22,200	133,999
Sekisui Jushi Co., Ltd.	624,000	6,059,685
Sekisui Plastics Co., Ltd.	1,311,000	6,877,829
#Senko Co., Ltd.	1,298,000	4,075,572
Senshu Electric Co., Ltd.	3,400	33,427
Senshukai Co., Ltd.	276,500	1,595,618
#Shibuya Kogyo Co., Ltd.	129,900	1,192,993
Shikibo, Ltd.	930,000	1,128,815
#Shikoku Bank, Ltd.	1,316,000	4,201,168
#Shimachu Co., Ltd.	360,600	6,566,675
#Shimizu Bank, Ltd.	189,000	7,863,143
Shin Nippon Air Technologies Co., Ltd.	320,720	2,222,330
Shinagawa Refractories Co., Ltd.	787,000	2,136,479
Shinkawa, Ltd.	64,600	856,394
Shinko Shoji Co., Ltd.	430,700	3,793,031
Shinko Wire Co., Ltd.	490,000	791,598
Shinmaywa Industries, Ltd.	2,728,000	10,066,301
#Shinnihon Corp.	184,200	478,956
Shobunsha Publications, Inc.	18,400	120,939
Shoei Foods Corp.	177,000	1,053,780
Shofu, Inc.	900	7,446

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Showa Corp.	1,331,900	$7,386,770
Sinanen Co., Ltd.	849,000	3,516,728
Sintokogio, Ltd.	344,000	2,602,151
SKY Perfect JSAT Holdings, Inc.	6,921	2,445,392
SNT Corp.	622,700	1,617,187
Soda Nikka Co., Ltd.	328,000	1,270,536
#*Sodick Co., Ltd.	233,800	704,073
*Soft99 Corp.	16,200	95,841
Somar Corp.	191,000	469,127
Sonton Food Industry Co., Ltd.	112,000	871,678
Space Co., Ltd.	47,160	337,381
Starzen Co., Ltd.	13,000	36,142
Subaru Enterprise Co., Ltd.	247,000	713,116
Sugimoto & Co., Ltd.	104,100	904,281
*Sumikin Bussan Corp.	141,000	303,961
#Suminoe Textile Co., Ltd.	1,138,000	2,123,576
Sumitomo Densetsu Co., Ltd.	429,500	1,857,487
Sumitomo Osaka Cement Co., Ltd.	8,315,000	15,564,813
Sumitomo Pipe & Tube Co., Ltd.	591,100	3,283,856
#Sumitomo Precision Products Co., Ltd.	354,000	1,150,655
Sumitomo Warehouse Co., Ltd.	704,000	3,373,270
SUNX, Ltd.	10,100	58,859
*Suzuden Corp.	2,100	12,042
*SWCC Showa Holdings Co., Ltd.	6,835,000	6,392,110
*Systena Corp., Ltd.	263	169,609
T RAD Co., Ltd.	66,000	183,079
Tachibana Eletech Co., Ltd.	247,900	1,847,719
Tachikawa Corp.	188,400	785,178
Tachi-S Co., Ltd.	789,910	8,104,141
*Tadano, Ltd.	346,000	1,698,808
Taihei Dengyo Kaisha, Ltd.	252,000	1,790,325
Taihei Kogyo Co., Ltd.	214,000	782,138
*Taiheiyo Cement Corp.	7,146,000	9,680,005
Taiheiyo Kouhatsu, Inc.	1,881,000	1,601,101
Taiho Kogyo Co., Ltd.	388,700	2,901,799
Taikisha, Ltd.	369,800	5,837,484
*TAIYO, Ltd.	30,000	40,529
*Takachiho Koheki Co., Ltd.	400	4,124
Takagi Securities Co., Ltd.	663,000	1,003,800
Takamatsu Construction Group Co., Ltd.	37,500	456,255
Takano Co., Ltd.	305,800	1,627,478
Takara Standard Co., Ltd.	1,194,000	7,704,525
#Takasago Thermal Engineering Co., Ltd.	512,500	4,406,064
*Take & Give Needs Co., Ltd.	4,284	251,991
Takigami Steel Construction Co., Ltd.	199,000	495,972
Takiron Co., Ltd.	1,084,000	3,306,059
*Takuma Co., Ltd.	1,006,000	2,371,292
Tamura Corp.	1,042,948	3,460,726
*Tanseisha Co., Ltd.	207,000	453,190
Tatsuta Electric Wire & Cable Co., Ltd.	1,185,000	2,682,282
Tayca Corp.	770,000	2,204,733
TBK Co., Ltd.	398,000	1,411,564
TECHNO ASSOCIE Co., Ltd.	171,900	1,431,433
Techno Ryowa, Ltd.	229,770	1,089,506
Teikoku Tsushin Kogyo Co., Ltd.	411,000	980,234
*Tekken Corp.	2,941,000	2,482,824
*Ten Allied Co., Ltd.	202,400	713,132
Tenma Corp.	576,100	6,206,243
Teraoka Seisakusho Co., Ltd.	169,800	785,849
Tigers Polymer Corp.	318,800	1,150,566
Toa Corp.	5,695,000	5,790,147

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Toa Doro Kogyo Co., Ltd.	805,000	$1,182,359
*Toa Oil Co., Ltd.	298,000	320,912
Tochigi Bank, Ltd.	2,831,000	11,657,065
Toda Corp.	3,037,000	9,708,750
Todentu Corp.	707,000	1,267,724
Toenec Corp.	1,045,000	6,014,654
Toho Bank, Ltd.	2,745,000	8,056,071
Tohoku Bank, Ltd.	1,493,000	2,365,779
Tohto Suisan Co., Ltd.	916,000	1,472,382
*Tokai Kanko Co., Ltd.	142,000	47,823
Tokai Lease Co., Ltd.	505,000	892,768
Tokai Rubber Industries, Ltd.	9,100	107,837
#Toko Electric Corp.	301,000	1,795,234
*Toko, Inc.	1,507,054	2,567,169
Tokushu Tokai Paper Co., Ltd.	1,012,220	2,472,007
Tokyo Denpa Co., Ltd.	3,500	21,943
Tokyo Electron Device, Ltd.	19	28,857
#Tokyo Energy & Systems, Inc.	568,000	3,862,377
TOKYO KEIKI, Inc.	231,000	302,676
Tokyo Ohka Kogyo Co., Ltd.	289,500	4,959,614
#Tokyo Sangyo Co., Ltd.	514,500	1,539,854
Tokyo Soir Co., Ltd.	202,000	450,613
Tokyo Style Co., Ltd.	1,860,000	14,575,113
Tokyo Tatemono Co., Ltd.	2,766,000	8,999,418
Tokyo Tekko Co., Ltd.	309,000	754,166
#Tokyo Tomin Bank, Ltd.	285,800	3,131,362
#Tokyu Recreation Co., Ltd.	296,000	1,736,520
Toli Corp.	948,000	1,649,498
Tomato Bank, Ltd.	1,108,000	2,214,724
*Tomen Devices Corp.	400	8,081
Tomen Electronics Corp.	154,600	1,820,022
Tomoe Corp.	802,500	1,671,805
Tomoku Co., Ltd.	1,104,000	2,957,412
*TOMONY Holdings, Inc.	2,694,200	9,854,357
Tonami Holdings Co., Ltd.	1,526,000	3,258,285
Topre Corp.	188,100	1,347,787
Topy Industries, Ltd.	2,079,000	4,675,031
Torigoe Co., Ltd. (The)	5,200	42,699
Torii Pharmaceutical Co., Ltd.	309,700	5,083,571
Toshiba TEC Corp.	192,000	696,984
#*Tosho Printing Co., Ltd.	783,000	1,354,282
*Totenko Co., Ltd.	310,000	519,533
Totetsu Kogyo Co., Ltd.	490,000	3,178,441
*Totoku Electric Co., Ltd.	237,000	264,916
Tottori Bank, Ltd.	1,000,000	2,602,997
Towa Bank, Ltd.	946,000	841,191
Toyo Ink Manufacturing Co., Ltd.	2,368,000	9,159,275
Toyo Kanetsu K.K.	77,000	120,822
Toyo Kohan Co., Ltd.	2,110,000	12,009,008
Toyo Securities Co., Ltd.	312,000	504,282
Toyo Tire & Rubber Co., Ltd.	1,336,000	3,094,300
#Toyo Wharf & Warehouse Co., Ltd.	980,000	1,653,358
Trusco Nakayama Corp.	153,200	2,293,160
#Tsubakimoto Kogyo Co., Ltd.	32,000	76,484
#*Tsudakoma Corp.	1,039,000	1,790,845
Tsukishima Kikai Co., Ltd.	371,000	2,549,682
*Tsukuba Bank, Ltd.	544,267	1,429,125
Tsurumi Manufacturing Co., Ltd.	255,000	1,639,064
Tsutsumi Jewelry Co., Ltd.	261,400	6,064,564
Tsuzuki Denki Co., Ltd.	376,000	1,594,543
Tsuzuki Densan Co., Ltd.	3,200	14,952

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
TTK Co., Ltd.	136,000	$542,729
TYK Corp.	690,000	1,498,797
Uchida Yoko Co., Ltd.	1,132,000	3,509,712
#*Uniden Corp.	1,806,000	4,950,416
Universe Co., Ltd.	15,400	217,008
UNY Co., Ltd.	58,860	454,341
U-Shin, Ltd.	470,900	4,318,159
Utoc Corp.	14,300	37,744
Valor Co., Ltd.	37,400	293,460
Vital KSK Holdings, Inc.	389,700	2,249,803
#*Wakachiku Construction Co., Ltd.	554,000	315,035
Warabeya Nichiyo Co., Ltd.	78,800	958,076
Wood One Co., Ltd.	532,000	1,952,544
Yachiyo Bank, Ltd. (The)	27,975	540,573
#YAMABIKO Corp.	148,074	1,371,277
Yamagata Bank, Ltd.	1,680,000	7,863,844
#*Yamaichi Electronics Co., Ltd.	236,300	931,761
Yamanashi Chuo Bank, Ltd.	2,028,000	8,169,186
Yamato Corp.	336,000	1,157,893
Yamato International, Inc.	300	1,258
Yamaura Corp.	155,500	352,480
Yamazawa Co., Ltd.	1,700	23,314
Yasuda Warehouse Co., Ltd. (The)	159,400	937,180
#Yellow Hat, Ltd.	415,500	2,871,131
Yodogawa Steel Works, Ltd.	3,805,000	15,966,540
Yokogawa Bridge Holdings Corp.	102,000	685,696
Yokohama Reito Co., Ltd.	1,115,000	8,026,328
Yondenko Corp.	441,650	1,899,179
Yonekyu Corp.	118,000	1,032,622
Yonex Co., Ltd.	149,000	1,052,919
#Yorozu Corp.	63,800	928,888
Yuasa Funashoku Co., Ltd.	532,000	1,205,487
Yuken Kogyo Co., Ltd.	10,000	20,564
Yurtec Corp.	1,103,000	4,409,802

TOTAL JAPAN		1,608,383,768

MALAYSIA — (0.0%)
*Ramunia Holdings Berhad	28,880	3,510
*Rekapacific Berhad	130,000	—

TOTAL MALAYSIA		3,510

NETHERLANDS — (1.5%)
Batenburg Beheer NV	6,890	172,489
#*BE Semiconductor Industries NV	607,843	3,461,547
Crown Van Gelder NV	51,923	460,017
*CSM NV	93,587	2,715,317
DOCdata NV	1,739	19,541
#*Draka Holding NV	409,544	6,235,661
#Fornix Biosciences NV	3,750	22,182
#*Gamma Holding NV	80,246	2,433,071
*Heijmans NV	132,770	2,105,031
Hunter Douglas NV	1,289	49,463
#*InnoConcepts NV	29,097	8,196
KAS Bank NV	218,219	3,355,597
#*Kendrion NV	9,742	125,117
#Koninklijke Bam Groep NV	2,093,253	10,121,772
Koninklijke Ten Cate NV	361,829	9,664,158
Macintosh Retail Group NV	2,901	56,716
Mediq NV	60,306	1,114,145
#Nutreco NV	569,556	34,419,163
*Ordina NV	715,932	2,938,008

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
*Punch Graphix NV	61,922	$179,931
*Qurius NV	651,806	221,506
*Roto Smeets Group NV	22,605	331,517
Royal Reesink NV	2,110	160,436
*SNS Reaal Groep NV	1,239,142	6,818,169
Telegraaf Media Groep NV	76,159	1,438,590
*Textielgroep Twenthe NV	1,200	3,909
TKH Group NV	110,241	2,183,811
#*TomTom NV	92,907	559,608
#*USG People NV	1,386,176	21,287,567
#*Wavin NV	105,213	1,510,532

TOTAL NETHERLANDS		114,172,767

NEW ZEALAND — (0.4%)
*AFFCO Holdings, Ltd.	4,822,896	1,288,339
Air New Zealand, Ltd.	7,087,912	5,719,289
Auckland International Airport, Ltd.	974,275	1,401,482
CDL Investments (New Zealand), Ltd.	866,651	173,194
Colonial Motor Co., Ltd.	243,551	393,480
*Fisher & Paykel Appliances Holdings, Ltd.	10,981,549	4,222,660
Millennium & Copthorne Hotels (New Zealand), Ltd.	3,112,559	915,130
*New Zealand Oil & Gas, Ltd.	652,768	587,048
Northland Port Corp. (New Zealand), Ltd.	24,300	28,774
#Nuplex Industries, Ltd.	1,348,514	2,891,766
*Pan Pacific Petroleum NL	495,105	83,028
Port of Tauranga, Ltd.	17,979	90,044
*Pyne Gould Corp., Ltd.	1,840,488	547,300
*Pyne Gould Guinness, Ltd.	4,692,718	1,803,163
*Rakon, Ltd.	91,029	68,737
*Richina Pacific, Ltd.	832,183	217,395
*Rubicon, Ltd.	2,825,476	1,840,343
Sanford, Ltd.	1,099,644	3,213,678
*Tenon, Ltd.	372,153	271,040
Tourism Holdings, Ltd.	870,292	474,541
Tower, Ltd.	3,117,007	4,243,369

TOTAL NEW ZEALAND		30,473,800

NORWAY — (1.2%)
#Aker ASA	169,800	3,277,241
#*Aktiv Kapital ASA	170,665	1,127,544
Austevoll Seafood ASA	28,665	177,533
*Birdstep Technology ASA	121,736	23,105
#*Blom ASA	378,720	361,425
#Bonheur ASA	236,200	5,117,707
#*BW Offshore, Ltd. ASA	508,156	710,134
#*BWG Homes ASA	58,691	154,671
*Camillo Eitze & Co. ASA	150,780	279,192
Cermaq ASA	511,276	4,681,404
Copeinca ASA	4,600	31,270
#*Det Norske Oljeselskap ASA	75,431	290,799
*Dockwise, Ltd. ASA	99,782	2,491,462
#*DOF ASA	391,690	2,833,417
*EDB Business Partner ASA	19,500	49,422
#*Eitzen Chemical ASA	3,550,325	843,337
#*Eltek ASA	2,360,343	1,280,914
Farstad Shipping ASA	210,347	5,362,042
Ganger Rolf ASA	402,700	8,243,334
*Havila Shipping ASA	28,300	316,890
*IOT Holdings ASA	137,172	2,936
Kongsberg Gruppen ASA	33,336	663,581
*Kverneland Group ASA	461,570	284,397

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

NORWAY — (Continued)
#*Norske Skogindustrier ASA Series A	3,397,443	$4,153,877
*Norwegian Energy Co. ASA	532,636	1,191,749
*Odfjell ASA Series A	290,316	2,036,687
*Prosafe Production Public, Ltd. ASA	1,037,910	2,150,351
Scana Industrier ASA	97,354	125,109
*Seabird Exploration, Ltd. ASA	685,007	306,757
#*Sevan Marine ASA	17,470,695	17,712,308
#*Siem Offshore, Inc. ASA	362,088	565,231
Solstad Offshore ASA	358,822	7,113,335
#*Songa Offshore SE	3,058,237	9,565,168
SpareBanken 1 SMN	1,187,744	8,826,500
#*TTS Marine ASA	66,874	67,099
Wilh Wilhelmsen Holding ASA	258,752	4,729,033

TOTAL NORWAY		97,146,961

PORTUGAL — (0.2%)
#Banco BPI SA	374,994	830,943
Banif SGPS SA	1,167,624	1,324,054
*Corticeira Amorim SGPS SA	2,107,868	2,404,835
#*Investimentos Participacoes e Gestao SA	2,035,597	1,271,413
#Martifer SGPS SA	77,096	184,895
*Papelaria Fernandes-Industria e Comercia SA	2,000	6,933
*ParaRede SGPS SA	609,468	452,507
Sociedade de Investimento e Gestao SGPS SA	202,086	1,997,970
*Sonae Capital SGPS SA	243,360	158,954
#*Sonae Industria SGPS SA	1,446,521	4,419,619
#*Sonaecom SGPS SA	799,612	1,556,177
*Sumol + Compal SA	55,997	89,614

TOTAL PORTUGAL		14,697,914

SINGAPORE — (1.6%)
Allgreen Properties, Ltd.	23,049,000	19,879,552
*Asia Food & Properties, Ltd.	3,349,000	1,360,231
*ASL Marine Holdings, Ltd.	326,000	206,465
*Banyan Tree Holdings, Ltd.	165,000	105,560
*Beyonics Technology, Ltd.	986,000	167,358
Bonvests Holdings, Ltd.	1,338,280	930,981
Broadway Industrial Group, Ltd.	128,000	108,580
*Brothers (Holdings), Ltd.	272,078	30,914
*Bund Center Investment, Ltd.	3,517,000	1,525,982
*Chemical Industries (Far East), Ltd.	40,000	15,002
*China Auto Corp., Ltd.	417,000	15,281
*China Energy, Ltd.	2,006,000	229,153
China Merchants Holdings Pacific, Ltd.	997,000	513,777
*Chip Eng Seng Corp., Ltd.	279,198	75,058
*Chuan Hup Holdings, Ltd.	7,392,000	1,414,535
#Creative Technology Co., Ltd.	888,650	2,642,615
*Delong Holdings, Ltd.	324,000	91,138
*Engro Corp., Ltd.	115,500	77,787
*Excel Machine Tools, Ltd.	473,000	—
*Federal International (2000), Ltd.	470,625	57,266
GK Goh Holdings, Ltd.	2,295,000	1,013,481
GP Batteries International, Ltd.	234,000	309,750
GP Industries, Ltd.	2,127,808	712,123
*Grand Banks Yachts, Ltd.	285,750	94,564
Hi-P International, Ltd.	2,288,000	1,220,797
#Ho Bee Investment, Ltd.	4,300,000	5,231,950
#*Hong Fok Corp., Ltd.	2,865,000	1,223,943
#Hotel Grand Central, Ltd.	2,211,539	1,327,726
Hotel Properties, Ltd.	2,011,500	4,219,489
Hour Glass, Ltd.	793,320	478,782

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
#*Huan Hsin Holdings, Ltd.	1,504,000	$354,968
HupSteel, Ltd.	29,000	4,905
Hwa Hong Corp., Ltd.	4,107,000	1,930,490
InnoTek, Ltd.	1,661,000	632,053
Isetan (Singapore), Ltd.	171,000	437,623
#*Jaya Holdings, Ltd.	4,195,000	2,025,681
*JES International Holdings, Ltd.	421,000	57,453
*Jurong Technologies Industrial Corp., Ltd.	3,391,000	62,344
K1 Ventures, Ltd.	14,253,000	1,471,496
Kian Ann Engineering, Ltd.	111,500	15,632
Kim Eng Holdings, Ltd.	971,147	1,151,020
*KS Energy Services, Ltd.	610,000	484,804
*Lafe Corp., Ltd.	729,200	37,398
LC Development, Ltd.	1,912,800	246,956
Lee Kim Tah Holdings, Ltd.	2,313,000	849,607
Leeden, Ltd.	339,000	91,407
Lion Asiapac, Ltd.	1,023,000	180,655
Lum Chang Holdings, Ltd.	1,211,000	254,436
MCL Land, Ltd.	2,000	2,782
Memtech International, Ltd.	2,738,000	221,978
*Mercator Lines Singapore, Ltd.	147,000	30,376
Metro Holdings, Ltd.	8,450,800	4,887,262
NSL, Ltd.	717,000	743,018
Orchard Parade Holdings, Ltd.	3,808,625	3,087,411
Pan Pacific Hotels Group, Ltd.	929,000	1,085,568
*Penguin International, Ltd.	4,316,250	397,386
Popular Holdings, Ltd.	8,102,250	924,494
PSC Corp., Ltd.	6,729,043	1,269,787
QAF, Ltd.	3,525,755	1,701,880
San Teh, Ltd.	1,012,800	272,634
Sing Investments & Finance, Ltd.	84,000	90,769
Singapore Land, Ltd.	1,592,000	7,808,995
Singapore Reinsurance Corp., Ltd.	3,080,110	589,604
Singapore Shipping Corp., Ltd.	2,095,000	424,552
Singapura Finance, Ltd.	105,000	120,554
Soilbuild Group Holdings, Ltd.	34,000	15,907
Stamford Land Corp., Ltd.	4,438,000	1,717,387
Sunningdale Tech, Ltd.	3,444,000	571,397
Thakral Corp., Ltd.	1,130,000	24,875
*Tiong Woon Corp. Holding, Ltd.	1,488,000	471,674
*TT International, Ltd.	900	27
Tuan Sing Holdings, Ltd.	10,372,057	1,679,362
#UMS Holdings, Ltd.	4,420,000	1,370,555
United Engineers, Ltd.	2,781,666	4,713,920
*United Fiber System, Ltd.	786,000	26,089
United Industrial Corp., Ltd.	6,432,946	10,222,707
UOL Group, Ltd.	4,326,333	12,596,335
WBL Corp., Ltd.	179,500	604,235
#Wheelock Properties, Ltd.	3,109,000	4,324,906
Wing Tai Holdings, Ltd.	5,800,800	7,695,840
YHI International, Ltd.	31,000	6,170

TOTAL SINGAPORE		125,269,204

SPAIN — (1.3%)
#Adolfo Dominguez SA	17,934	257,217
*Afirma Grupo Inmobiliario SA	383,853	87,420
Banco Guipuzcoano SA	1,832	11,762
#Banco Pastor SA	307,815	1,615,090
#Bankinter SA	201,752	1,508,480
*Baron de Ley SA	23,940	1,115,619
#Caja de Ahorros del Mediterraneo SA	153,415	1,221,259

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
#*Campofrio Food Group SA	84,191	$798,942
#Cementos Portland Valderrivas SA	117,550	1,976,337
*Cie Automotive SA	5,415	24,107
*Corporacion Dermoestetica SA	67,673	195,040
*Dinamia SA	29,840	348,713
*Dogi International Fabrics SA	191,727	159,904
Ebro Foods SA	1,255,895	21,905,944
#*Ercros SA	711,112	739,541
*Espanola del Zinc SA	53,703	73,431
*Fersa Energias Renovables SA	37,885	65,203
#Fluidra SA	14,308	47,997
*Funespana SA	63,148	551,682
Grupo Catalana Occidente SA	188,826	3,538,603
*Grupo Empresarial Ence SA	3,744,591	12,794,600
*Grupo Ezentis SA	849,403	522,085
*Grupo Tavex SA	426,325	254,536
Iberpapel Gestion SA	104,139	1,548,655
#*La Seda de Barcelona SA	3,751,494	576,490
*La Seda de Barcelona SA I-10	21,640,330	3,327,676
Lingotes Especiales SA	5,055	21,782
Miquel y Costas & Miquel SA	21,841	466,581
*Natra SA	2,395	6,471
*Natraceutical SA	52,856	27,577
#*NH Hoteles SA	3,070,992	12,435,533
*Nicolas Correa SA	137,049	246,284
#*Papeles y Cartones de Europa SA	382,213	1,605,232
#Pescanova SA	188,146	4,945,171
#*Promotora de Informaciones SA	2,129,080	6,074,668
*Realia Business SA	419,872	795,236
*Sacyr Vallehermoso SA	104,471	535,529
*Service Point Solutions SA	566,017	412,379
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	305,325	466,193
#Sol Melia SA	790,611	6,599,037
#*Solaria Energia y Medio Ambiente SA	527,309	1,089,134
#*SOS Corp Alimentaria SA	246,161	551,388
*Telecomunicaciones y Energia SA	27,445	101,091
Tubacex SA	183,165	613,599
Unipapel SA	134,215	1,816,159
*Vertice Trescientos Sesenta Grados SA	12,530	3,922
Vidrala SA	5,776	140,800
Viscofan SA	140,677	4,073,503
#*Vocento SA	13,599	69,801

TOTAL SPAIN		98,363,403

SWEDEN — (2.9%)
#Acando AB	796,726	1,310,744
AF AB	39,400	546,327
#*Anoto Group AB	295,528	154,392
B&B Tools AB	10,038	146,125
Beijer Alma AB	69,920	1,053,198
Bilia AB Series A	275,784	4,160,334
Billerud AB	2,259,662	14,619,290
*BioPhausia AB	104,076	12,382
Biotage AB	888,337	892,829
*Boliden AB	4,271,083	50,780,327
Bong Ljungdahl AB	64,100	228,524
Bure Equity AB	457,343	1,678,228
Cantena AB	109,825	1,648,558
Cardo AB	292,127	8,542,903
*Cloetta AB	35,712	183,106
#Concordia Maritime AB Series B	369,034	958,669

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
Consilium AB Series B	8,000	$24,628
#*CyberCom Group AB	58,280	171,120
Duni AB	15,138	121,557
*East Capital Explorer AB	92,881	986,527
*Elos AB	29,600	179,368
Enea Data AB Series B	5,800	34,331
#*Eniro AB	966,830	1,268,400
*Forshem Group AB Series B	18,800	48,747
G & L Beijer AB Series B	96,600	2,754,263
*Geveko AB	28,766	66,984
*Gunnebo AB	71,150	300,245
*Haldex AB	793,208	8,798,360
Hexpol AB	5,250	67,004
#Holmen AB	932,809	24,487,827
*Industrial & Financial Systems AB Series B	100,312	1,153,239
Intellecta AB Series B	30,100	261,641
Lagercrantz Group AB Series B	233,635	1,151,400
Lammhults Design Group AB	78,200	450,999
#*LBI International AB	13,791	23,400
#Meda AB Series A	596,075	4,780,365
#*Micronic Mydata AB	814,088	1,233,753
NCC AB Series A	6,911	123,083
NCC AB Series B	1,070,648	18,948,768
#New Wave Group AB Series B	483,444	2,269,624
*Nobia AB	325,381	1,910,795
#Nolato AB Series B	126,713	1,396,002
OEM International AB Series B	30,300	187,974
*Pa Resources AB	2,912,460	2,141,281
#*Partnertech AB	36,982	131,469
#Peab AB Series B	58,234	355,584
*Pricer AB Series B	1,858,798	177,556
ProAct IT Group AB	118,104	1,519,488
*Profilgruppen AB	25,600	163,627
*Rederi AB Transatlantic	471,780	1,563,400
#*rnb Retail & Brands AB	1,527,327	1,415,561
#*Rottneros AB	952,200	817,735
Saab AB	245,922	3,196,737
#*SAS AB	277,402	1,005,954
*Scribona AB Series A	11,715	22,415
*Scribona AB Series B	493,935	798,502
*Semcon AB	13,958	52,809
*Studsvik AB	41,833	382,176
Trelleborg AB Series B	6,681,684	48,699,500

TOTAL SWEDEN		222,560,134

SWITZERLAND — (4.4%)
Acino Holding AG	29,432	2,706,344
*AFG Arbonia-Forster Holding AG	89,810	2,054,214
Allreal Holding AG	107,725	12,634,373
Also Holding AG	9,450	426,210
Baloise Holding AG	233,596	18,716,889
Bank Coop AG	13,000	874,130
Banque Cantonale de Geneve SA	12,535	2,489,594
Banque Cantonale du Jura SA	8,000	436,832
Banque Cantonale Vaudoise AG	19,836	8,844,689
Bell Holding AG	15	23,733
Bellevue Group AG	9,776	328,438
*Bobst Group AG	176,446	6,692,220
Bossard Holding AG	14,224	1,196,736
Bucher Industries AG	49,914	5,987,589
Calida Holding AG	344	166,107

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Carlo Gavazzi Holding AG	7,890	$1,284,550
*Cham Paper Holding AG	12,545	2,591,011
#Charles Voegele Holding AG	145,726	6,035,965
*Cicor Technologies, Ltd.	1,686	51,847
*Clariant AG	4,210,986	55,832,502
Coltene Holding AG	71,979	4,007,327
Conzzeta AG	3,818	6,545,102
#Daetwyler Holding AG	162,719	10,603,566
*Dufry AG	3,212	262,365
#EFG International AG	437,093	5,166,491
Emmi AG	38,990	5,979,602
#Energiedienst Holding AG	160	7,987
Escor Casino & Entertainment AG	4,000	99,499
*Feintol International Holding AG	6,555	2,037,960
Flughafen Zuerich AG	49,800	16,325,441
#Forbo Holding AG	34,708	16,626,013
*GAM Holdings, Ltd. AG	177,263	2,084,538
*George Fisher AG	49,405	19,510,640
Gurit Holding AG	10,182	5,188,168
#Helvetia Holding AG	98,737	30,606,964
#Implenia AG	262,392	7,288,270
Intershop Holding AG	13,603	3,787,570
#*Kardex AG	9,555	265,931
*Komax Holding AG	3,014	260,263
Lem Holdings SA	1,842	600,771
*Micronas Semiconductor Holding AG	415,341	1,873,006
*Mikron Holding AG	35,788	240,634
*Mobimo Holding AG	14,771	2,700,803
*Norinvest Holding SA	29,250	131,190
*OC Oerlikon Corp AG	168,701	697,091
Petroplus Holdings AG	809,718	12,558,406
PSP Swiss Property AG	75,708	4,997,084
*PubliGroupe SA	3,064	314,046
*Rieters Holdings AG	2,967	913,879
Romande Energie Holding SA	3,903	5,919,887
#*Schmolz + Bickenbach AG	13,497	397,938
Schweiter Technologies AG	162	88,947
Schweizerische National-Versicherungs-Gesellschaft AG	377,877	9,881,763
*Siegfried Holding AG	26,479	2,285,272
St. Galler Kantonalbank AG	6,370	2,951,549
Swiss Life Holding AG	18,008	1,892,270
Swiss Prime Site AG	93,106	5,838,890
*Swissmetal Holding AG	116,281	893,947
Tamedia AG	569	43,608
*Tornos SA	25,360	199,332
*Uster Technologies AG	3,185	88,310
Valartis Group AG	3,907	100,225
Valiant Holding AG	12,099	2,352,813
Valora Holding AG	38,558	9,754,200
Vaudoise Assurances Holding SA	20,473	4,180,144
Verwaltungs und Privat-Bank AG	12,438	1,617,084
Winterthur Technologie AG	4,607	190,185
WMH Walter Meier Holding AG	516	64,350
Zehnder Group AG	57	86,432
*Zueblin Immobilien Holding AG	260,982	1,002,207

TOTAL SWITZERLAND		340,883,933

UNITED KINGDOM — (16.4%)
Acal P.L.C.	327,161	1,007,249
*Aga Rangemaster Group P.L.C.	2,117,242	2,919,801
*Alexandra P.L.C.	383,995	30,127

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Alexon Group P.L.C.	201,241	$59,395
Alphameric P.L.C.	846,607	336,393
Alumasc Group P.L.C.	597,030	960,937
*Amberley Group P.L.C.	71,000	2,785
Amlin P.L.C.	9,708,370	64,712,639
Anglo Pacific Group P.L.C.	1,173,353	4,716,866
Anglo-Eastern Plantations P.L.C.	261,385	2,191,847
Anite P.L.C.	48,554	32,438
Arena Leisure P.L.C.	645,000	383,863
Arriva P.L.C.	191,667	2,315,429
Ashtead Group P.L.C.	11,706,012	17,801,222
*Assura Group, Ltd. P.L.C.	42,159	30,743
*Asterand P.L.C.	387,527	67,065
*Autologic Holdings P.L.C.	455,119	192,820
*Avesco Group P.L.C.	84,124	95,246
*Avon Rubber P.L.C.	465,400	838,686
*Barratt Developments P.L.C.	8,849,685	13,369,158
BBA Aviation P.L.C.	3,319,988	10,218,791
*Beale P.L.C.	71,298	37,671
Beazley P.L.C.	11,995,681	22,582,768
*Bede P.L.C.	283,000	2,842
Bellway P.L.C.	3,481,205	31,647,666
*Berkeley Group Holdings P.L.C. (The)	788,096	10,022,410
*Berkeley Technology, Ltd.	222,520	13,991
Biocompatibles International P.L.C.	298,310	1,324,717
Bloomsbury Publishing P.L.C.	49,363	96,113
Bodycote P.L.C.	5,826,032	21,667,612
*Bovis Homes Group P.L.C.	4,184,856	22,577,042
Brit Insurance Holdings NV	2,890,998	45,292,247
#*British Airways P.L.C.	2,967,127	10,209,582
British Polythene Industries P.L.C.	387,999	1,315,287
BSS Group P.L.C.	180,302	1,265,511
Camellia P.L.C.	2,548	325,922
*Capital & Regional P.L.C.	6,205,746	2,974,112
Carclo P.L.C.	820,879	2,017,221
Carillion P.L.C.	2,441,103	11,526,255
*Carphone Warehouse Group P.L.C.	1,419,513	5,123,067
Carr’s Milling Industries P.L.C.	81,009	671,264
Castings P.L.C.	485,190	1,503,885
Catlin Group, Ltd. P.L.C.	8,508,243	51,326,106
Centaur Media P.L.C.	100,000	80,002
*Chapelthorpe P.L.C.	160,984	62,581
Charles Stanley Group P.L.C.	150,000	488,775
Chaucer Holdings P.L.C.	770,912	559,678
Chesnara P.L.C.	114,607	376,877
*City of London Group P.L.C.	34,000	39,700
Clarkson P.L.C.	333	4,448
*Clinton Cards P.L.C.	3,695,504	1,914,242
Close Brothers Group P.L.C.	2,135,186	22,497,655
Collins Stewart P.L.C.	2,272,082	2,584,554
*Colt Group SA	4,780,742	9,675,902
Communisis P.L.C.	2,449,572	891,598
Computacenter P.L.C.	3,550,201	15,288,598
*Cookson Group P.L.C.	4,321,345	30,117,345
*Coral Products P.L.C.	102,000	9,226
*Cosalt P.L.C.	1,039,426	84,152
*Creightons P.L.C.	250,000	7,831
*Creston P.L.C.	110,127	166,686
*CSR P.L.C.	466,473	2,502,124
Daejan Holdings P.L.C.	86,515	3,158,998
Dairy Crest Group P.L.C.	708,156	4,288,081

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Dart Group P.L.C.	726,334	$818,052
Davis Service Group P.L.C.	1,301,429	7,633,078
#Development Securities P.L.C.	1,626,532	6,354,202
Dialight P.L.C.	296,754	1,626,736
Diploma P.L.C.	475,000	1,937,519
*DRS Data & Research Services P.L.C.	51,000	13,636
DS Smith P.L.C.	12,895,987	29,142,615
*DSG International P.L.C.	33,245,702	13,984,502
*easyJet P.L.C.	2,425,429	15,215,178
Electronic Data Processing P.L.C.	28,124	20,726
Elementis P.L.C.	10,800,568	13,139,449
*Enterprise Inns P.L.C.	6,614,079	10,647,731
*Erinaceous Group P.L.C.	371,424	—
Evolution Group P.L.C.	746,280	979,607
F&C Asset Management P.L.C.	8,120,574	6,441,522
Fenner P.L.C.	704,375	2,435,098
*Fiberweb P.L.C.	115,113	106,298
Filtronic P.L.C.	1,323,456	708,137
French Connection Group P.L.C.	510,182	381,852
Fuller Smith & Turner P.L.C.	373,727	3,283,886
Future P.L.C.	1,768,908	481,497
FW Thorpe P.L.C.	19,149	180,314
Galliford Try P.L.C.	312,257	1,509,932
Game Group P.L.C.	161,086	180,279
GB Group P.L.C.	707,131	282,703
*Gem Diamonds, Ltd. P.L.C.	1,630,949	5,601,579
*GKN P.L.C.	2,122,868	4,498,878
Greene King P.L.C.	5,370,648	37,323,553
Guinness Peat Group P.L.C.	798,657	382,781
Hampson Industries P.L.C.	442,495	427,126
Hardy Underwriting Group P.L.C.	893,439	3,174,855
*Harvard International P.L.C.	492,775	459,108
Harvey Nash Group P.L.C.	667,151	446,135
*Hawtin P.L.C.	150,000	8,863
Haynes Publishing Group P.L.C.	25,591	96,338
Helical Bar P.L.C.	2,706,283	12,596,200
Henry Boot P.L.C.	1,137,852	1,599,346
*Heywood Williams Group P.L.C.	913,873	20,076
Hiscox, Ltd. P.L.C.	10,648,017	59,443,642
*Home Retail Group P.L.C.	302,927	1,135,106
HR Owen P.L.C.	117,528	150,765
Hunting P.L.C.	255,536	2,084,890
#Huntsworth P.L.C.	2,265,507	2,706,750
*Inchcape P.L.C.	2,488,481	11,658,799
*Innovation Group P.L.C.	697,853	125,958
Intec Telecom Systems P.L.C.	1,861,142	2,241,242
Intelek P.L.C.	505,250	250,110
Intermediate Capital Group P.L.C.	2,420,125	10,072,181
Interserve P.L.C.	229,819	714,552
*Inveresk P.L.C.	756,409	19,584
Investec P.L.C.	16,167	125,467
*IP Group P.L.C.	165,387	81,658
J. Smart & Co. (Contractors) P.L.C.	18,263	121,564
James Fisher & Sons P.L.C.	134,407	948,881
#*JJB Sports P.L.C.	11,295,917	2,130,291
*Johnston Press P.L.C.	9,598,378	3,021,090
Laird P.L.C.	1,675,234	3,228,439
*Lancashire Holdings, Ltd. P.L.C.	541,103	4,554,080
Lavendon Group P.L.C.	1,764,724	1,536,332
*Leo Insurance P.L.C.	25,000	1,618
*Litho Supplies P.L.C.	113,000	8,866

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Logica P.L.C.	3,110,775	$5,289,915
*London Scottish Bank P.L.C.	299,952	—
Low & Bonar P.L.C.	3,225,926	1,841,611
*Luminar Group Holdings P.L.C.	2,370,433	389,827
Macfarlane Group P.L.C.	1,730,981	584,130
#Management Consulting Group P.L.C.	2,845,365	1,074,006
Marshalls P.L.C.	1,278,008	1,811,021
Marston’s P.L.C.	8,027,229	12,112,097
*Mecom Group P.L.C.	36,958	125,555
Meggitt P.L.C.	12,834,273	60,212,852
Melrose P.L.C.	1,921,316	7,042,437
*Metalrax Group P.L.C.	63,818	4,550
*Mid-States P.L.C.	50,000	2,253
Millennium & Copthorne Hotels P.L.C.	5,069,910	38,670,114
*Minerva P.L.C.	3,547,839	5,717,410
*Mitchells & Butlers P.L.C.	3,583,771	17,528,510
MJ Gleeson Group P.L.C.	645,704	1,167,208
Molins P.L.C.	77,466	58,157
Mondi P.L.C.	7,958,099	56,243,252
Moneysupermarket.com Group P.L.C.	180,048	197,538
Morgan Sindall P.L.C.	23,209	199,570
MP Evans Group P.L.C.	296	1,665
MS International P.L.C.	119,401	391,892
*MWB Group Holdings P.L.C.	1,659,493	970,996
Nestor Healthcare Group P.L.C.	652,386	721,356
Northamber P.L.C.	152,685	102,130
*Northgate P.L.C.	1,372,368	3,968,054
Novae Group P.L.C.	614,453	3,089,518
*NXT P.L.C.	48,000	7,046
*Opsec Security Group P.L.C.	371,366	181,365
Panther Securities P.L.C.	45,000	262,956
*Pendragon P.L.C.	4,710,130	1,845,915
*Persimmon P.L.C.	6,879,478	38,131,322
Photo-Me International P.L.C.	10,000	6,944
#Pinewood Shepperton P.L.C.	358,476	880,707
*Pinnacle Staffing Group P.L.C.	903,519	56,901
*Pittards P.L.C.	39,000	1,377
Portmeirion Group P.L.C.	51,335	302,079
#Porvair P.L.C.	484,144	475,211
*Premier Foods P.L.C.	41,230,268	12,289,747
*Prime Focus London P.L.C.	13,000	2,652
Psion P.L.C.	2,215,016	2,692,994
*Punch Taverns P.L.C.	6,902,968	7,950,278
*Quintain Estates & Development P.L.C.	5,658,760	3,486,925
#*Redrow P.L.C.	5,102,411	8,570,631
*Redstone P.L.C.	369,451	8,365
*Renold P.L.C.	1,493,473	579,110
#*Renovo Group P.L.C.	222,886	82,979
#*Resolution, Ltd.	31,395	115,499
ROK P.L.C.	35,945	16,075
RPC Group P.L.C.	1,157,084	4,819,068
*Rutland Trust P.L.C.	89,181	—
S&U P.L.C.	7,000	54,384
*Safeland P.L.C.	50,000	11,769
#*Salamander Energy P.L.C.	441,257	1,663,808
Scott Wilson Group P.L.C.	75,046	339,708
Senior P.L.C.	3,768,380	7,534,802
Severfield-Rowen P.L.C.	86,096	294,880
Shanks Group P.L.C.	1,249,518	2,047,774
*SIG P.L.C.	4,980,439	7,908,137
Smiths News P.L.C.	157,809	276,597

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Southern Cross Healthcare, Ltd. P.L.C.	5,854	$2,953
Speedy Hire P.L.C.	200,678	72,976
*Sportech P.L.C.	115,311	73,708
St. Ives Group P.L.C.	2,516,218	3,359,289
*St. Modwen Properties P.L.C.	3,104,290	8,475,332
*Stylo P.L.C.	5,293	395
*Synergy Health P.L.C.	3,211	33,634
*TalkTalk Telecom Group P.L.C.	2,839,026	5,457,180
*Tandem Group P.L.C. Non-Voting Shares	472,000	—
*Taylor Wimpey P.L.C.	47,708,653	19,809,519
*Telspec P.L.C.	20	—
Tex Holdings P.L.C.	11,000	7,668
Thomas Cook Group P.L.C.	5,119,482	14,610,025
Titon Holdings P.L.C.	32,499	25,433
Tomkins P.L.C.	12,200,113	61,951,323
*Travis Perkins P.L.C.	3,926,630	51,927,954
Treatt P.L.C.	38,663	181,984
*Trifast P.L.C.	875,171	425,674
*Trinity Mirror P.L.C.	8,578,803	14,329,400
*TT electronics P.L.C.	2,344,883	3,912,109
*UK Coal P.L.C.	3,281,033	1,838,668
Umeco P.L.C.	305,803	1,884,172
*Vectura Group P.L.C.	31,712	21,854
Vislink P.L.C.	816,969	236,220
Vitec Group P.L.C. (The)	34,372	225,128
Vp P.L.C.	315,426	810,627
*Wagon P.L.C.	825,228	16,186
*William Ransom & Son P.L.C.	65,000	4,105
*Wolfson Microelectronics P.L.C.	427,313	1,157,285
WSP Group P.L.C.	123,546	676,365
#*Yell Group P.L.C.	25,590,297	9,680,072
Zotefoams P.L.C.	196,330	331,743

TOTAL UNITED KINGDOM		1,275,061,706

TOTAL COMMON STOCKS		7,166,796,716

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
#Village Roadshow, Ltd. Series A	1,428,884	2,830,674

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*IDT Australia, Ltd. Warrants 03/31/11	5,460	—

BELGIUM — (0.0%)
#*Tessenderlo Chemie NV STRIP VVPR	23,389	10,974

CANADA — (0.0%)
*Tembec, Inc. Warrants 03/03/12	169,052	59,198

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	176,240	29,857
*Groupe Partouche SA Rights 08/02/10	5,188	20
#*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	46,499	9,695

TOTAL FRANCE		39,572

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	20,958,000	566,615
*Cheuk Nang (Holdings), Ltd. Warrants 05/20/11 (B3X60W7)	223,896	23,492
*Cheuk Nang (Holdings), Ltd. Warrants 11/23/10 (B58XP55)	45,000	5,562
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	10,800	—
*Lippo, Ltd. Warrants 07/04/11	214,750	2,322
*New Times Energy Corp, Ltd. Warrants 06/24/11	1,765,706	12,275

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	4,045,312	$ 39,060
*Playmates Toys, Ltd. Warrants 08/04/12	36,120	—
*South China (China), Ltd. Rights 09/06/10	2,034,768	23,576
TOTAL HONG KONG		672,902

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	262,971	11,891
*KME Group SpA Warrants 12/30/11	826,687	12,066
TOTAL ITALY		23,957

SWEDEN — (0.0%)
*Rottneros AB Warrants 12/07/11	1,981,088	21,952

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 08/11/10	677,722	10,953
*Management Consulting Warrants 12/31/11	1,197,104	37,569
*Resolution, Ltd. Rights 08/05/10	533,718	728,608
*SFI Holdings, Ltd. Litigation Certificate	79,000	—
*Ultraframe Litigation Notes	160,022	—
TOTAL UNITED KINGDOM		777,130
TOTAL RIGHTS/WARRANTS		1,605,685

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $25,475,000 FHLMC 6.50%, 09/01/37, valued at $12,021,792) to be repurchased at $11,842,187	$11,842	11,842,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.8%)
§@DFA Short Term Investment Fund	609,568,397	609,568,397
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $709,671) to be repurchased at $695,768	$696	695,756

TOTAL SECURITIES LENDING COLLATERAL		610,264,153

TOTAL INVESTMENTS — (100.0%) (Cost $8,580,969,157)##		$7,793,339,228

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,894,188	$509,722,460	—	$519,616,648
Austria	19,274	76,435,044	—	76,454,318
Belgium	32,312	100,407,355	—	100,439,667
Canada	798,752,757	—	—	798,752,757
Denmark	163,588	52,157,684	—	52,321,272
Finland	9,283,064	228,563,314	—	237,846,378
France	109,505	452,166,787	—	452,276,292
Germany	29,107	423,180,486	—	423,209,593
Greece	609,523	40,233,912	—	40,843,435
Hong Kong	—	213,414,536	—	213,414,536
Ireland	—	39,189,666	—	39,189,666
Israel	—	44,938,146	—	44,938,146
Italy	—	240,476,908	—	240,476,908
Japan	9,854,357	1,598,529,411	—	1,608,383,768
Malaysia	—	3,510	—	3,510
Netherlands	—	114,172,767	—	114,172,767
New Zealand	—	30,473,800	—	30,473,800
Norway	—	97,146,961	—	97,146,961
Portugal	—	14,697,914	—	14,697,914
Singapore	2,073,171	123,196,033	—	125,269,204
Spain	—	98,363,403	—	98,363,403
Sweden	—	222,560,134	—	222,560,134
Switzerland	—	340,883,933	—	340,883,933
United Kingdom	11,265,666	1,263,796,040	—	1,275,061,706
Preferred Stocks
Australia	—	2,830,674	—	2,830,674
Rights/Warrants
Australia	—	—	—	—
Belgium	—	10,974	—	10,974
Canada	59,198	—	—	59,198
France	39,572	—	—	39,572
Hong Kong	106,287	566,615	—	672,902
Italy	23,957	—	—	23,957
Sweden	21,952	—	—	21,952
United Kingdom	739,561	37,569	—	777,130
Temporary Cash Investments	—	11,842,000	—	11,842,000
Securities Lending Collateral	—	610,264,153	—	610,264,153

TOTAL	$843,077,039	$6,950,262,189	—	$7,793,339,228

See accompanying Notes to Schedules of Investments.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (88.5%)
AUSTRALIA — (5.9%)
*Acrux, Ltd.	10,507	$18,534
Adelaide Brighton, Ltd.	37,364	107,071
*Aditya Birla Minerals, Ltd.	33,991	27,400
#*AED Oil, Ltd.	28,704	12,891
AJ Lucas Group, Ltd.	9,790	18,369
#Alesco Corp., Ltd.	14,088	33,237
*Allied Gold, Ltd.	36,064	10,418
Alumina, Ltd.	185,998	262,008
Alumina, Ltd. Sponsored ADR	900	5,067
Amalgamated Holdings, Ltd.	13,550	71,183
*Amcom Telecommunications, Ltd.	114,685	32,657
Amcor, Ltd.	80,960	481,443
AMP, Ltd.	8,012	38,495
Ansell, Ltd.	8,831	102,651
APA Group, Ltd.	5,681	19,086
#APN News & Media, Ltd.	53,277	101,942
*Aquila Resources, Ltd.	13,270	89,209
*Arafura Resources, Ltd.	38,502	24,813
*ARB Corporation, Ltd.	1,871	9,588
*Aristocrat Leisure, Ltd.	3,016	9,266
*Arrow Energy, Ltd. (6267995)	5,920	25,065
*Arrow Energy, Ltd. (B64QQY1)	2,960	2,022
*Asciano Group, Ltd.	183,551	281,658
ASX, Ltd.	993	26,005
#*Atlas Iron, Ltd.	39,052	71,303
#*Aurora Oil & Gas, Ltd.	37,780	28,036
Ausdrill, Ltd.	16,611	25,196
#*Ausenco, Ltd.	9,648	21,099
Austal, Ltd.	7,753	16,133
#*Austar United Communications, Ltd.	14,800	12,603
Austbrokers Holdings, Ltd.	4,423	18,851
Austereo Group, Ltd.	10,730	16,183
Australia & New Zealand Banking Group, Ltd.	30,566	639,556
#*Australian Agricultural Co., Ltd.	23,239	31,655
Australian Infrastructure Fund NL	10,912	17,808
Australian Pharmaceutical Industries, Ltd.	45,997	17,027
*Australian Worldwide Exploration, Ltd.	64,337	90,884
Automotive Holdings Group NL	27,393	56,090
*Avoca Resources, Ltd.	39,121	93,332
*AWB, Ltd.	153,008	137,129
AXA Asia Pacific Holdings, Ltd.	16,957	83,340
*Bank of Queensland, Ltd.	20,765	195,090
*BC Iron, Ltd.	14,185	21,131
Beach Petroleum, Ltd.	87,076	52,874
Bendigo Bank, Ltd.	31,073	230,650
Billabong International, Ltd.	4,148	34,218
*Blackmores, Ltd.	1,487	30,552
*BlueScope Steel, Ltd.	141,618	304,736
#*BMA Gold, Ltd.	39,297	9,612
*Boart Longyear Group NL	11,662	32,323
Boral, Ltd.	68,542	263,282
*Bow Energy, Ltd.	22,276	25,974
Bradken, Ltd.	22,741	158,449
Brambles, Ltd.	4,538	22,202
Brickworks, Ltd.	13,303	142,081
*Brockman Resources, Ltd.	13,528	38,054
*BT Investment Management, Ltd.	7,462	17,919
Cabcharge Australia, Ltd.	14,898	60,679

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
#Caltex Australia, Ltd.	13,267	$123,263
Campbell Brothers, Ltd.	4,205	117,284
Cape Lambert Iron Ore, Ltd.	16,853	5,481
Cardno, Ltd. (B00T062)	12,291	43,725
*Cardno, Ltd. (B3WYNR8)	2,048	7,226
*Carnarvon Petroleum, Ltd.	82,835	28,566
Cash Converters International, Ltd.	10,791	5,371
*Catalpa Resources, Ltd.	2,992	4,115
*Cellestis, Ltd.	830	2,092
*Centamin Egypt, Ltd.	34,947	82,315
Centennial Coal Co., Ltd.	34,175	185,476
Challenger Financial Services Group, Ltd.	61,701	196,794
*Citadel Resource Group, Ltd.	208,668	56,673
*Citigold Corp., Ltd.	276,985	22,527
Clough, Ltd.	20,065	15,193
*Coal of Africa, Ltd.	24,372	40,344
Coca-Cola Amatil, Ltd.	2,084	21,632
Cochlear, Ltd.	344	21,993
*Cockatoo Coal, Ltd.	95,803	39,952
Coffey International, Ltd.	28,799	28,609
Commonwealth Bank of Australia NL	4,985	237,824
Computershare, Ltd.	2,045	18,740
ConnectEast Group, Ltd.	223,235	80,824
*Cooper Energy, Ltd.	24,369	8,908
#Count Financial, Ltd.	1,721	1,760
#Crane Group, Ltd.	11,636	88,261
Crown, Ltd.	19,419	140,157
*CSG, Ltd.	31,180	53,303
CSR, Ltd.	134,082	209,112
*CudeCo, Ltd.	10,487	44,201
*Cue Energy Resources, Ltd.	31,448	7,833
*Customers, Ltd.	15,665	38,526
David Jones, Ltd.	43,855	190,923
#*Decmil Group, Ltd.	17,419	26,631
*Deep Yellow, Ltd.	245,896	45,626
*Devine, Ltd.	11,884	2,636
Dominion Mining, Ltd.	10,234	20,662
*Domino’s Pizza Enterprises, Ltd.	5,839	28,768
Downer EDI, Ltd.	39,405	177,381
DUET Group, Ltd.	58,679	86,877
*DuluxGroup, Ltd.	5,240	11,757
#*Eastern Star Gas, Ltd.	34,059	26,500
#*Elders, Ltd.	82,880	33,709
Emeco Holdings, Ltd.	65,076	39,778
#*Energy World Corp., Ltd.	182,440	74,996
Envestra, Ltd.	45,185	20,686
#Fairfax Media, Ltd.	169,139	225,798
FKP Property Group, Ltd.	105,188	66,789
Fleetwood Corp., Ltd.	9,236	80,861
#*FlexiGroup, Ltd.	92,935	108,484
Flight Centre, Ltd.	4,856	81,614
Foster’s Group, Ltd.	13,026	68,014
#*Galaxy Resources, Ltd.	23,869	24,907
*Geodynamics, Ltd.	15,716	6,389
#*Giralia Resources NL	16,908	36,840
Goodman Fielder, Ltd.	177,560	214,375
Graincorp, Ltd. Series A	18,464	94,158
#*Grange Resources, Ltd.	153,333	77,746
GUD Holdings, Ltd.	13,385	113,459
*Gujarat NRE Coking Coal, Ltd.	3,961	2,222
#Gunns, Ltd.	59,866	37,295

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
#GWA International, Ltd.	23,130	$63,333
Harvey Norman Holdings, Ltd.	58,789	186,137
Hastie Group, Ltd.	35,174	48,701
Healthscope, Ltd.	33,627	182,023
*Highlands Pacific, Ltd.	116,035	25,779
Hills Industries, Ltd.	28,702	57,365
*Horizon Oil, Ltd.	99,901	24,904
iiNet, Ltd.	12,619	31,714
*Iluka Resources, Ltd.	50,159	250,131
*Imdex, Ltd.	12,503	9,139
Incitec Pivot, Ltd.	125,504	370,129
Independence Group NL	11,626	59,079
#Infigen Energy, Ltd.	85,532	60,385
Insurance Australia Group, Ltd.	63,437	196,342
*Integra Mining, Ltd.	81,322	25,445
#*Intrepid Mines, Ltd.	28,573	15,524
Invocare, Ltd.	3,399	18,692
Ioof Holdings, Ltd.	24,480	144,360
Iress Market Technology, Ltd.	11,470	85,645
#*Iron Ore Holdings, Ltd.	11,976	14,103
iSOFT Group, Ltd.	57,661	7,573
*James Hardie Industries SE Sponsored ADR	100	2,925
JB Hi-Fi, Ltd.	4,917	85,219
Jetset Travelworld, Ltd.	13,926	10,337
K&S Corp., Ltd.	1,656	3,895
*Kagara, Ltd.	46,126	27,163
*Karoon Gas Australia, Ltd.	4,317	27,031
Kingsgate Consolidated, Ltd.	9,085	80,577
Leighton Holdings, Ltd.	1,528	40,836
Lend Lease Group NL	39,260	259,054
Lihir Gold, Ltd.	28,398	105,530
*Linc Energy, Ltd.	28,947	41,931
#*Liquefied Natural Gas, Ltd.	42,161	22,747
*Lynas Corp., Ltd.	229,932	158,228
Macarthur Coal, Ltd.	26,616	302,456
MacMahon Holdings, Ltd.	111,175	59,592
Macquarie Group, Ltd.	13,345	450,528
*Mantra Resources, Ltd.	363	1,492
#MAP Group, Ltd.	20,003	53,674
McMillan Shakespeare, Ltd.	9,454	46,493
McPherson’s, Ltd.	15,732	37,909
*Medusa Mining, Ltd.	10,716	37,604
Melbourne IT, Ltd.	24,889	47,631
*MEO Australia, Ltd.	96,289	29,249
Metcash, Ltd.	13,240	53,308
*Minara Resources, Ltd.	40,335	29,947
Mincor Resources NL	8,941	16,068
*Mineral Deposits, Ltd.	42,287	29,465
#Mineral Resources, Ltd.	3,812	28,188
#*Mirabela Nickel, Ltd.	19,114	36,896
*Mitchell Communications Group, Ltd.	24,374	27,222
*Molopo Energy, Ltd.	49,088	48,417
Monadelphous Group, Ltd.	1,179	14,474
*Mount Gibson Iron, Ltd.	119,760	180,723
*Murchison Metals, Ltd.	8,025	13,343
National Australia Bank, Ltd.	19,513	445,103
*Navitas, Ltd.	8,452	33,225
#*Neptune Marine Services, Ltd.	23,325	5,812
New Hope Corp., Ltd.	3,100	13,212
*Nexbis, Ltd.	52,988	4,148
*Nexus Energy, Ltd.	17,146	4,893

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
#NIB Holdings, Ltd.	39,303	$45,119
*Northern Energy Corp., Ltd.	7,614	7,561
Nufarm, Ltd.	22,689	78,598
Oakton, Ltd.	5,536	13,764
Oil Search, Ltd.	3,806	20,134
OneSteel, Ltd.	106,296	288,235
Orica, Ltd.	5,240	119,454
Origin Energy, Ltd.	36,729	513,488
*Orocobre, Ltd.	7,144	13,265
*OZ Minerals, Ltd.	299,425	334,797
*Pacific Brands, Ltd.	168,654	138,081
*Paladin Energy, Ltd.	30,478	106,460
*Pan Pacific Petroleum NL	100,535	16,857
*PanAust, Ltd.	75,409	39,002
Panoramic Resources, Ltd.	26,216	58,455
*Paperlinx, Ltd.	121,838	66,007
Peet, Ltd.	17,804	32,014
#Perpetual Trustees Australia, Ltd.	1,053	27,699
*Perseus Mining, Ltd.	16,263	30,815
*Pharmaxis, Ltd.	22,921	45,552
#Photon Group, Ltd.	36,844	33,999
*PMP, Ltd.	14,732	8,023
Premier Investments, Ltd.	12,426	71,677
*Prima Biomed, Ltd.	71,480	6,202
#Primary Health Care, Ltd.	44,208	144,242
Prime Media Group, Ltd.	14,791	9,969
Programmed Maintenance Service, Ltd.	4,790	8,226
*Qantas Airways, Ltd.	60,398	135,363
#QBE Insurance Group, Ltd.	3,388	51,207
#Ramsay Health Care, Ltd.	2,541	32,436
RCR Tomlinson, Ltd.	36,230	32,777
*REA Group, Ltd.	2,840	26,150
Redflex Holdings, Ltd.	15,216	32,294
Reece Australia, Ltd.	839	18,219
*Regional Express Holdings, Ltd.	3,539	3,264
*Regis Resources, Ltd.	13,669	11,768
*Reject Shop, Ltd. (The)	1,671	23,886
*Resolute Mining, Ltd.	48,901	34,539
*RHG, Ltd.	67,559	40,971
Ridley Corp., Ltd.	50,681	54,297
Rio Tinto, Ltd.	1,907	122,399
*Riversdale Mining, Ltd. (6932657)	9,965	92,361
*Riversdale Mining, Ltd. (B41J4X4)	1,789	16,557
*Roc Oil Co., Ltd.	98,554	31,678
*Runge, Ltd.	9,550	3,579
SAI Global, Ltd. (6716958)	15,583	56,128
*SAI Global, Ltd. (67169RR)	3,607	13,020
Salmat, Ltd.	6,402	23,458
*Sandfire Resources NL	11,807	51,829
Santos, Ltd.	16,357	197,255
Sedgman, Ltd.	8,245	11,538
Seek, Ltd.	3,722	25,506
Select Harvests, Ltd.	1,876	6,089
*Seven Group Holdings, Ltd.	16,182	89,742
Sigma Pharmaceuticals, Ltd.	159,685	62,745
*Silex System, Ltd.	4,874	20,381
Sims Metal Management, Ltd.	11,963	192,630
*Sirtex Medical, Ltd.	2,967	13,481
Skilled Group, Ltd.	18,149	20,868
SMS Management & Technology, Ltd.	8,490	45,370
*Sonic Healthcare, Ltd.	7,162	66,858

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Southern Cross Media Group NL	31,270	$52,362
SP Ausnet, Ltd.	21,924	15,833
SP Telemedia, Ltd.	31,955	52,289
Spark Infrastructure Group, Ltd.	11,315	12,589
Specialty Fashion Group, Ltd.	19,673	22,448
*Sphere Minerals, Ltd.	14,294	20,585
Spotless Group, Ltd.	26,027	48,263
*St. Barbara, Ltd.	216,777	59,162
Straits Resources, Ltd.	66,500	85,610
STW Communications Group, Ltd.	31,475	26,886
Suncorp-Metway, Ltd.	68,638	520,528
*Sundance Resources, Ltd.	70,585	9,274
*Sunland Group, Ltd.	7,328	4,379
Super Cheap Auto Group, Ltd.	6,967	35,769
TABCORP Holdings, Ltd.	65,510	406,228
*Talent2 International, Ltd.	7,642	9,407
*Tap Oil, Ltd.	37,784	30,630
Tassal Group, Ltd.	8,699	11,194
Tatts Group, Ltd.	111,527	247,255
Technology One, Ltd.	25,124	20,023
*Ten Network Holdings, Ltd.	76,206	115,105
TFS Corp., Ltd.	34,783	25,489
*Thakral Holdings Group, Ltd.	44,790	18,266
Thorn Group, Ltd.	3,198	3,892
*Toll Holdings, Ltd.	17,119	92,196
Tower Australia Group, Ltd.	61,800	122,574
Transfield Services, Ltd.	25,502	74,332
Transfield Services, Ltd. Infrastructure Fund	39,017	22,035
*Transpacific Industries Group, Ltd.	25,083	23,878
#Troy Resources NL	17,242	39,036
Trust Co., Ltd. (The)	740	3,789
UGL, Ltd.	6,683	85,306
UXC, Ltd.	14,190	6,668
*Virgin Blue Holdings, Ltd.	211,366	59,441
Washington H. Soul Pattinson & Co., Ltd.	16,792	197,826
Watpac, Ltd.	7,675	9,992
WDS, Ltd.	1,417	523
Wesfarmers, Ltd.	17,053	480,406
#West Australian Newspapers Holdings, Ltd.	18,127	113,727
Western Areas NL	13,874	61,096
Westpac Banking Corp.	7,501	163,116
Westpac Banking Corp. Sponsored ADR	2,121	229,577
#*White Energy Co., Ltd.	6,066	18,121
WHK Group, Ltd.	18,554	16,274
#Wide Bay Australia, Ltd.	3,261	30,282
WorleyParsons, Ltd.	1,541	32,289

TOTAL AUSTRALIA		21,297,426

AUSTRIA — (0.6%)
#Agrana Beteiligungs AG	505	48,021
Andritz AG	1,764	110,487
#*A-TEC Industries AG	1,773	18,443
*Austriamicrosystems AG	291	9,781
BWIN Interactive Entertainment AG	3,178	176,627
BWT AG	720	17,098
CAT Oil AG	2,199	20,189
*Constantia Packaging AG	180	11,271
Erste Group Bank AG	9,486	379,650
EVN AG	645	10,995
Flughafen Wien AG	264	15,247
#*Intercell AG	1,270	26,152

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRIA — (Continued)
Lenzing AG	37	$15,223
Mayr-Melnhof Karton AG	212	21,760
#Oesterreichischen Post AG	2,523	67,424
OMV AG	1,273	42,564
*Palfinger AG	947	22,208
#*Raiffeisen International Bank Holding AG	4,399	199,546
*RHI AG	524	15,631
Schoeller-Bleckmann Oilfield Equipment AG	137	6,637
Semperit AG Holding	684	25,444
Strabag SE	5,030	115,550
Telekom Austria AG	4,589	59,029
#Uniqa Versicherungen AG	1,163	21,115
Vienna Insurance Group AG	1,115	52,876
Voestalpine AG	16,154	516,440
*Wienerberger AG	11,293	156,555
*Zumtobel AG	6,907	130,817

TOTAL AUSTRIA		2,312,780

BELGIUM — (1.1%)
Ackermans & van Haaren NV	3,266	223,495
Ageas	96,253	263,717
*Agfa-Gevaert NV	22,027	133,293
*Arseus NV	365	4,415
Banque Nationale de Belgique SA	27	129,140
*Barco NV	1,658	82,865
Bekaert SA	707	153,866
#Colruyt SA	120	29,561
Compagnie d’Entreprises	977	49,117
Compagnie Immobiliere de Belgique SA	301	11,797
#Compagnie Maritime Belge SA	2,254	65,403
*Deceuninck NV	8,870	20,993
Delhaize Group SA Sponsored ADR	3,400	253,062
#*Dexia SA	24,935	121,951
D’Ieteren SA	204	98,404
Elia System Operator SA NV	858	29,551
Euronav SA	2,958	56,864
EVS Broadcast Equipment SA	172	8,518
Exmar NV	75	557
*Gimv NV	1,631	80,270
Image Recognition Integrated Systems (I.R.I.S.) SA	88	4,001
*Ion Beam Applications SA	2,182	21,502
*KBC Groep NV	7,249	319,063
Kinepolis Group NV	454	24,496
#*Melexis NV	999	12,500
Mobistar SA	748	43,128
#Nyrstar NV	16,068	186,450
Omega Pharma SA	2,647	113,172
Recticel SA	4,655	45,874
Sipef NV	455	28,239
#Solvay SA	5,891	576,435
*Telenet Group Holding NV	3,899	111,691
#Tessenderlo Chemie NV	3,641	108,089
UCB SA	10,177	328,193
Umicore SA	9,984	336,705

TOTAL BELGIUM		4,076,377

CANADA — (9.8%)
*5N Plus, Inc.	5,865	29,495
Aastra Technologies, Ltd.	2,300	51,300
*Absolute Software Corp.	4,480	19,174
*Advantage Oil & Gas, Ltd.	21,800	137,622

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Aecon Group, Inc.	7,300	$78,464
AG Growth International, Inc.	960	32,730
AGF Management, Ltd. Class B	10,823	157,179
#Agnico Eagle Mines, Ltd.	2,907	162,394
Agrium, Inc.	1,800	113,282
*Ainsworth Lumber Co., Ltd.	1,000	2,743
Akita Drilling, Ltd.	900	6,785
#Alamos Gold, Inc.	3,200	48,153
*Alexco Resource Corp.	5,120	15,688
*Alexis Minerals Corp.	27,000	3,939
Algonquin Power & Utilities Corp.	16,400	68,117
Alimentation Couche-Taro, Inc. Class B	4,800	100,057
Alliance Grain Traders, Inc.	300	9,644
*Alter Nrg Corp.	4,900	7,054
*Altius Minerals Corp.	3,100	30,395
*Amerigo Resources, Ltd.	7,500	5,544
*Anatolia Minerals Development, Ltd.	3,100	16,645
*Anderson Energy, Ltd.	22,450	26,205
*Angle Energy, Inc.	6,013	44,393
*Antrim Energy, Inc.	16,700	15,757
*Anvil Mining, Ltd.	17,900	51,538
*Arsenal Energy, Inc.	11,000	8,560
Astral Media, Inc. Class A	6,416	227,295
ATCO, Ltd.	900	44,262
*Atrium Innovations, Inc.	3,100	49,875
*ATS Automation Tooling System, Inc.	13,400	87,200
#*Aura Minerals, Inc.	9,100	33,902
#*Aurizon Mines, Ltd.	14,700	73,639
*Avalon Rare Metals, Inc.	12,100	31,543
*AXIA NetMedia Corp.	6,400	11,206
#*B2Gold Corp.	45,600	74,518
*Baffinland Iron Mines Corp.	40,819	15,684
*Baja Mining Corp.	1,500	1,167
#*Ballard Power Systems, Inc.	16,800	28,925
#Bank of Montreal	11,300	691,047
Bank of Nova Scotia	4,100	205,748
#*Bankers Petroleum, Ltd.	22,200	162,173
#BCE, Inc.	9,000	275,327
*Bellatrix Exploration, Ltd.	9,936	35,663
#*BioExx Specialty Proteins, Ltd.	12,749	24,802
#Biovail Corp.	16,500	360,318
#*Birchcliff Energy, Ltd.	16,160	157,191
Black Diamond Group, Ltd.	1,500	26,263
*BlackPearl Resources, Inc.	41,459	126,226
Bombardier, Inc. Class B	2,100	9,519
*Boralex, Inc. Class A	1,900	15,987
*Breakwater Resources, Ltd.	15,450	43,883
*Burcon NutraScience Corp.	2,200	15,986
CAE, Inc.	16,827	160,405
Calfrac Well Services, Ltd.	5,200	119,877
*Calmena Energy Services, Inc.	19,240	11,603
*Calvalley Petroleum, Inc.	20,300	63,977
Cameco Corp.	2,100	53,478
Canaccord Capital, Inc.	6,500	61,519
Canada Bread Co., Ltd.	1,900	88,712
Canadian National Resources, Ltd.	9,400	323,681
Canadian Pacific Railway, Ltd.	6,100	364,261
#Canadian Tire Corp. Class A	6,616	367,981
Canadian Utilities, Ltd. Class A	2,700	128,191
Canadian Western Bank	10,100	255,140
Canam Group, Inc.	7,700	54,676

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Canfor Corp.	14,500	$114,104
*Cangene Corp.	2,700	9,323
#*Capstone Mining Corp.	26,025	63,287
*Cardiome Pharma Corp.	1,800	14,742
*Carpathian Gold, Inc.	51,260	17,451
Cascades, Inc.	12,460	83,992
*Catalyst Paper Corp.	8,100	1,142
CCL Industries, Inc. Class B	3,000	85,939
*Celestica, Inc.	24,312	216,149
*Celtic Exploration, Ltd.	6,000	73,479
#Cenovus Energy, Inc.	5,564	156,683
*Cequence Energy, Ltd.	4,300	9,536
*CGI Group, Inc.	21,771	311,302
*Chinook Energy, Inc.	5,822	12,799
#*Churchill Corp. (The) Class A	1,750	32,785
#CI Financial Corp.	2,000	37,819
*CIC Energy Corp.	6,800	9,591
#*Cinch Energy Corp.	24,440	37,562
Clairvest Group, Inc.	100	1,205
*Claude Resources, Inc.	11,400	11,533
*Coalcorp Mining, Inc.	6,500	569
#*Coastal Contacts, Inc.	15,700	19,395
Cogeco Cable, Inc.	2,300	77,856
#*Colossus Minerals, Inc.	5,040	33,092
#*COM DEV International, Ltd.	5,100	10,368
*Compton Petroleum Corp.	22,200	11,445
*Connacher Oil & Gas, Ltd.	65,520	94,961
*Consolidated Thompson Iron Mines, Ltd.	18,400	147,479
Constellation Software, Inc.	300	11,964
*Coolbrands International, Inc.	4,600	5,548
*Copper Mountain Mining Corp.	7,118	20,148
Corby Distilleries, Ltd.	1,000	14,785
*Corridor Resources, Inc.	12,900	73,155
Corus Entertainment, Inc. Class B	9,100	171,812
*Cott Corp.	10,200	61,118
#Crescent Point Energy Corp.	2,600	95,826
*Crew Energy, Inc.	9,620	154,399
*Crocotta Energy, Inc.	10,880	17,991
*Crystallex International Corp.	12,900	5,584
#Daylight Energy, Ltd.	3,256	28,188
*Delphi Energy Corp.	20,655	54,448
#*Denison Mines Corp.	34,400	52,534
*Descartes Systems Group, Inc. (The)	9,080	53,523
#*Detour Gold Corp.	5,460	127,252
Dorel Industries, Inc. Class B	3,800	128,521
#*DragonWave, Inc.	2,469	15,034
*Duluth Metals, Ltd.	14,300	25,455
#*Dundee Precious Metals, Inc.	9,459	38,644
DundeeWealth, Inc.	4,200	56,583
*Eastern Platinum, Ltd.	106,300	107,536
E-L Financial Corp., Ltd.	80	35,406
#Eldorado Gold Corp.	9,299	151,056
#*Electrovaya, Inc.	12,500	29,668
#Emera, Inc.	700	18,023
Empire Co., Ltd. Class A	2,800	152,522
Enbridge, Inc.	2,929	142,568
Encana Corp.	7,164	219,021
Ensign Energy Services, Inc.	16,950	208,897
*Epsilon Energy, Ltd.	5,750	15,045
#*Equinox Minerals, Ltd.	55,534	251,727
Equitable Group, Inc.	2,250	44,538

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Etruscan Resources, Inc.	45,200	$19,126
*Euro Goldfields, Ltd.	16,300	113,999
Evertz Technologies, Ltd.	2,800	40,800
*Excellon Resources, Inc.	26,500	20,879
*EXFO, Inc.	1,900	11,200
*Fairborne Energy, Ltd.	10,500	52,804
Fairfax Financial Holdings, Ltd.	1,300	517,825
*Far West Mining, Ltd.	5,100	22,324
*Farallon Mining, Ltd.	49,500	19,982
Finning International, Inc.	7,200	138,530
*First Majestic Silver Corp.	14,200	55,112
#First Quantum Minerals, Ltd.	5,800	363,441
#*First Uranium Corp.	13,900	13,791
*FirstService Corp.	3,300	72,770
*Flint Energy Services, Ltd.	11,200	142,608
*Forsys Metals Corp.	5,280	11,504
Fortis, Inc.	1,900	54,059
#*Fortuna Silver Mines, Inc.	6,600	13,353
Forzani Group, Ltd. Class A	3,100	49,362
#Franco-Nevada Corp.	4,300	131,043
*Fronteer Gold, Inc.	14,200	85,638
#*Galleon Energy, Inc. Class A	13,400	49,922
*Gammon Gold, Inc.	20,280	120,530
*Genesis Land Development Corp.	8,400	30,395
Gennum Corp.	2,700	18,621
#*Geomark Exploration, Ltd.	10,200	7,937
George Weston, Ltd.	2,100	160,373
*Gerdau Ameristeel Corp.	13,200	144,962
*Gildan Activewear, Inc.	4,900	150,758
*Glacier Media, Inc.	3,000	6,858
*Globestar Mining Corp.	15,800	15,830
*GLV, Inc.	7,191	60,155
GMP Capital, Inc.	3,100	28,858
Goldcorp, Inc.	6,400	250,883
*Golden Star Resources, Ltd.	33,280	135,962
#*Grande Cache Coal Corp.	11,300	61,444
#*Great Basin Gold, Ltd.	54,680	97,334
#*Great Canadian Gaming Corp.	10,900	68,387
#Great-West Lifeco, Inc.	3,000	73,304
*Greystar Resources, Ltd.	5,800	22,454
Groupe Aeroplan, Inc.	25,790	247,602
Guardian Capital Group, Ltd.	3,344	26,738
*Guyana Goldfields, Inc.	7,861	53,526
*Hanfeng Evergreen, Inc.	5,700	36,594
*Hanwei Energy Services Corp.	1,200	473
*Harry Winston Diamond Corp.	11,056	137,010
*Heroux-Devtek, Inc.	3,048	17,641
Home Capital Group, Inc.	2,500	111,692
*HudBay Minerals, Inc.	19,036	237,383
Husky Energy, Inc.	400	9,828
#IAMGOLD Corp.	10,700	168,715
IESI-BFC, Ltd.	8,995	203,428
IGM Financial, Inc.	400	15,735
#*Imax Corp.	5,400	83,465
*Imperial Metals Corp.	2,200	35,738
*Imris, Inc.	4,300	18,822
#Indigo Books & Music, Inc.	1,600	23,127
Industrial Alliance Insurance & Financial Services, Inc.	10,400	330,093
*Inmet Mining Corp.	4,800	234,619
Intact Financial Corp.	6,804	310,004
#*Inter-Citic Minerals, Inc.	200	255

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*International Forest Products, Ltd. Series A	4,600	$18,435
*Intertape Polymer Group, Inc.	7,273	14,149
#*Ivanhoe Energy, Inc.	24,400	48,181
*Ivernia, Inc.	60,300	17,010
#*Jaguar Mining, Inc.	9,900	80,795
Jean Coutu Group (PJC), Inc. Class A (The)	11,000	91,484
#*Katanga Mining, Ltd.	83,398	80,311
#*Kingsway Financial Services, Inc.	5,600	10,459
Kinross Gold Corp.	8,300	136,201
*Kirkland Lake Gold, Inc.	4,200	33,378
*La Mancha Resources, Inc.	13,574	21,786
*Labrador Iron Mines Holdings, Ltd.	6,602	34,036
#*Lake Shore Gold Corp.	41,100	124,333
*Laramide Resources, Ltd.	25,700	28,249
Laurentian Bank of Canada	3,048	136,382
*Legacy Oil + Gas, Inc.	10,984	123,190
Leon’s Furniture, Ltd.	6,538	76,188
Linamar Corp.	5,100	95,348
Loblaw Cos., Ltd.	3,800	161,344
#*Lundin Mining Corp.	59,000	229,561
*MacDonald Dettweiler & Associates, Ltd.	3,300	154,078
*MagIndustries Corp.	83,400	27,582
Magna International, Inc. Class A	9,280	690,821
Major Drilling Group International, Inc.	4,364	103,789
#Manitoba Telecom Services, Inc.	1,700	45,689
Manulife Financial Corp.	17,600	279,737
Maple Leaf Foods, Inc.	10,972	98,295
*Martinrea International, Inc.	12,400	99,509
*Maxim Power Corp.	2,200	5,949
*MDS, Inc.	15,200	143,565
*Mega Uranium, Ltd.	22,900	11,360
#*Mercator Minerals, Ltd.	23,547	44,206
Methanex Corp.	11,500	258,290
#Metro, Inc. Class A	3,200	136,772
*Midway Energy, Ltd.	6,600	20,480
*Migao Corp.	7,460	46,296
#*Minefinders Corp.	4,960	42,698
#*Minera Andes, Inc.	49,061	36,269
*Miranda Technologies, Inc.	6,400	34,177
*Monterey Exploration, Ltd.	7,851	61,705
Mosaid Technologies, Inc.	2,000	44,492
#Mullen Group, Ltd.	10,880	148,693
#National Bank of Canada	5,100	292,640
*Nautilus Minerals, Inc.	16,163	31,916
*Neo Material Technologies, Inc.	6,800	24,937
*New Gold, Inc.	46,292	228,747
Newalta Corp.	7,747	66,163
Nexen, Inc.	6,936	144,043
Niko Resources, Ltd.	200	21,571
*Norbord, Inc.	2,350	27,179
*North American Energy Partners, Inc.	5,546	53,731
*North American Palladium, Ltd.	6,100	20,233
*Northern Dynasty Minerals, Ltd.	4,160	28,973
*Northgate Minerals Corp.	43,860	130,123
#*Novagold Resources, Inc.	4,700	29,122
Nuvista Energy, Ltd.	11,940	138,209
*Nuvo Research, Inc.	76,000	12,567
Onex Corp.	9,000	241,097
*Open Range Energy Corp.	4,400	5,949
#*Open Text Corp.	1,800	71,244
*OPTI Canada, Inc.	43,120	69,207

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Orleans Energy, Ltd.	5,300	$13,816
*Orvana Minerals Corp.	27,900	40,165
*Osisko Mining Corp.	5,300	67,020
*Pacific Rubiales Energy Corp.	13,300	319,029
*Paladin Labs, Inc.	1,963	45,827
Pan Amer Silver Corp.	6,600	151,960
*Paramount Resources, Ltd. Class A	5,160	108,164
*Parex Resources, Inc.	1,800	9,980
Parkbridge Lifestyles Communities, Inc.	2,100	10,602
Pason Systems, Inc.	4,680	50,075
*Patheon, Inc.	1,300	3,225
*Peregrine Diamonds, Ltd.	8,080	13,676
#PetroBakken Energy, Ltd.	6,442	141,304
*Petrobank Energy & Resources, Ltd.	1,700	70,031
#*Petrolifera Petroleum, Ltd.	35,700	20,488
*Phoscan Chemical Corp.	21,000	7,967
*Platmin, Ltd.	63,773	62,033
#*PolyMet Mining Corp.	9,787	14,661
*Potash One, Inc.	10,000	24,123
#Premium Brands Holdings Corp.	2,100	26,759
#Progress Energy Resources Corp.	20,600	248,671
*ProspEx Resources, Ltd.	6,200	8,383
*QLT, Inc.	5,800	33,173
*Quadra FNX Mining, Ltd.	17,788	215,418
Quebecor, Inc. Class B	5,400	183,318
*Queenston Mining, Inc.	4,400	14,723
*Quest Capital Corp.	17,700	28,236
#*Questerre Energy Corp.	12,560	37,507
*Red Back Mining, Inc.	9,100	230,321
Reitmans Canada, Ltd. Class A	7,444	144,456
Rentcash, Inc.	100	1,586
Richelieu Hardware, Ltd.	1,900	46,962
*Richmont Mines, Inc.	2,400	10,272
#Ritchie Brothers Auctioneers, Inc.	3,200	59,608
*Rock Energy, Inc.	7,488	37,292
*RONA, Inc.	17,016	251,090
*Rubicon Minerals Corp.	12,000	42,955
#Russel Metals, Inc.	6,800	129,577
#*Sabina Gold & Silver Corp.	15,610	41,908
*Samuel Manu-Tech, Inc.	1,700	12,270
*Sandvine Corp.	18,000	27,664
Saputo, Inc.	2,900	88,604
Savanna Energy Services Corp.	10,050	54,744
#*Seabridge Gold, Inc.	1,200	30,921
*Sears Canada, Inc.	627	15,857
#*SEMAFO, Inc.	23,500	163,212
#Shaw Communictions, Inc. Class B	4,800	94,221
ShawCor, Ltd.	2,400	61,608
Sherritt International Corp.	37,646	249,374
#Shoppers Drug Mart Corp.	1,000	34,113
*Shore Gold, Inc.	15,000	9,192
*Sierra Wireless, Inc.	7,700	72,278
#*Silver Standard Resources, Inc.	4,000	65,639
*Silver Wheaton Corp.	9,100	171,635
Silvercorp Metals, Inc.	16,100	105,866
#*Sino-Forest Corp.	17,600	271,006
#SNC-Lavalin Group, Inc.	900	40,682
*Softchoice Corp.	3,100	26,867
*Sprott Resource Corp.	14,965	61,575
Sprott, Inc.	4,000	13,229
*Stantec, Inc.	5,420	127,585

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Stella-Jones, Inc.	1,400	$37,953
*Storm Exploration, Inc.	4,100	54,637
*Stornoway Diamond Corp.	56,000	31,594
*Strateco Resources, Inc.	14,500	8,463
#Student Transportation, Inc.	5,191	28,630
Sun Life Financial, Inc.	19,778	556,373
Suncor Energy, Inc.	29,572	974,851
*SunOpta, Inc.	5,827	29,417
#Superior Plus Corp.	12,867	167,713
*SXC Health Solutions Corp.	1,000	68,518
Talisman Energy, Inc.	45,748	780,971
#*Tanzanian Royalty Exploration Corp.	11,520	58,942
*Taseko Mines, Ltd.	17,200	69,934
Teck Resources, Ltd. Class B	33,100	1,165,205
Telus Corp.	5,300	198,895
*Terra Energy Corp.	2,608	3,577
#*Theratechnologies, Inc.	2,900	13,597
#*Thompson Creek Metals Co., Inc.	17,300	159,529
Thomson Reuters Corp.	10,416	389,466
Tim Hortons, Inc.	3,900	133,079
#*Timminco, Ltd.	25,200	13,727
#TMX Group, Inc.	800	22,170
Toromont Industries, Ltd.	2,500	59,311
#Toronto Dominion Bank	11,000	782,802
#Torstar Corp. Class B	7,000	69,997
Total Energy Services, Inc.	2,800	23,151
#TransAlta Corp.	7,200	145,954
TransCanada Corp.	2,939	103,861
Transcontinental, Inc. Class A	10,300	148,581
TransForce, Inc.	10,391	102,692
*Transglobe Energy Corp.	6,300	47,493
Trican Well Service, Ltd.	16,200	245,825
Trilogy Energy Corp.	4,700	46,632
Trinidad Drilling, Ltd.	18,900	96,885
TVA Group, Inc. Class B	653	7,559
*Twin Butte Energy, Ltd.	13,800	17,451
*U308 Corp.	2,844	941
#*UEX Corp.	29,800	25,798
Uni-Select, Inc.	1,800	48,990
#*Uranium One, Inc.	91,700	248,862
*Ur-Energy, Inc.	5,500	4,708
*UTS Energy Corp.	69,640	240,477
*Vecima Network, Inc.	700	3,214
*Vector Aerospace Corp.	3,200	22,723
*Ventana Gold Corp.	7,700	61,492
*Vero Energy, Inc.	6,579	43,197
*Viterra, Inc.	34,400	269,364
WaterFurnace Renewable Energy, Inc.	913	22,629
*Wesdome Gold Mines, Ltd.	14,500	33,850
West Fraser Timber Co., Ltd.	4,525	153,746
*Westaim Corp.	15,500	8,142
*Western Coal Corp.	3,400	13,890
Western Financial Group, Inc.	5,500	11,395
*Westjet Airlines, Ltd.	700	8,586
Wi-Lan, Inc.	11,400	39,477
Winpak, Ltd.	3,194	31,379
*Xtreme Coil Drilling Corp.	1,400	3,745
Yamana Gold, Inc.	29,500	277,482
*Yukon-Nevada Gold Corp.	82,949	24,206

TOTAL CANADA		35,128,573

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

DENMARK — (1.0%)
A.P. Moller - Maersk A.S.	11	$92,687
#Alk-Abello A.S.	425	26,687
*Alm. Brand A.S.	135	1,474
*Amagerbanken A.S.	1,604	4,580
Auriga Industries A.S. Series B	2,977	48,398
#*Bang & Olufsen Holdings A.S.	5,116	49,633
#*Bavarian Nordic A.S.	1,984	76,273
#Carlsberg A.S. Series B	3,767	333,470
Coloplast A.S.	595	61,762
#D/S Norden A.S.	2,817	110,573
Danisco A.S.	4,197	319,041
*Danske Bank A.S.	8,135	191,046
*DFDS A.S.	816	52,012
DSV A.S.	11,779	210,020
East Asiatic Co., Ltd. A.S.	1,182	30,175
FLSmidth & Co. A.S.	3,296	234,649
*Genmab A.S.	2,887	30,848
*GN Store Nord A.S.	29,265	199,815
*Greentech Energy Systems A.S.	3,153	8,099
*H&H International A.S. Series B	1,940	17,316
#H. Lundbeck A.S.	1,967	29,958
Harboes Bryggeri A.S.	511	10,747
Jeudan A.S.	667	50,662
*Jyske Bank A.S.	5,005	174,325
*NeuroSearch A.S.	2,979	52,369
NKT Holding A.S.	2,916	143,358
*Nordjyske Bank A.S.	140	2,412
*Norresundby Bank A.S.	195	5,944
Novozymes A.S. Series B	286	36,504
*Parken Sport & Entertainment A.S.	848	11,762
Per Aarsleff A.S. Series B	320	25,859
*Ringkjoebing Landbobank A.S.	919	95,828
Rockwool International A.S.	804	73,243
#*Royal Unibrew A.S.	1,489	52,067
Schouw & Co. A.S.	2,221	48,692
SimCorp A.S.	110	18,290
*Sjaelso Gruppen A.S.	900	1,202
Solar Holdings A.S. Series B	174	11,786
*Spar Nord Bank A.S.	6,403	67,190
*Sydbank A.S.	9,864	245,555
Thrane & Thrane A.S.	275	8,317
Tivoli A.S.	1	591
*TK Development A.S.	3,263	14,070
#*Topdanmark A.S.	910	112,459
*TopoTarget A.S.	23,624	15,283
*Torm A.S.	1,131	9,073
*Torm A.S. ADR	1,653	13,141
Trygvesta A.S.	250	15,180
#*Vestas Wind Systems A.S.	852	41,347
*Vestjysk Bank A.S.	1,057	14,964

TOTAL DENMARK		3,500,736

FINLAND — (1.8%)
Ahlstrom Oyj	3,134	48,394
Alma Media Oyj	4,556	37,551
Amer Sports Oyj Series A	17,218	191,322
Aspo Oyj	461	4,147
Atria P.L.C.	1,463	21,540
Bank of Aland P.L.C.	23	656
#Cargotec Oyj Series B	3,593	128,966
*Cramo Oyj	2,421	42,611

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FINLAND — (Continued)
*Elektrobit Corp. Oyj	47,687	$60,942
Elisa Oyj	5,993	118,838
*Finnair Oyj	8,310	49,523
*Finnlines Oyj	894	10,952
Fiskars Oyj Abp Series A	3,717	63,491
Fortum Oyj	4,385	101,884
#F-Secure Oyj	4,603	13,038
*Glaston Oyj Abp	3,905	6,993
HKScan Oyj	2,076	22,168
Huhtamaki Oyj	11,140	138,787
KCI Konecranes Oyj	4,682	152,773
Kemira Oyj	13,643	182,915
Kesko Oyj	8,512	330,077
#Kone Oyj Series B	1,602	73,112
Laennen Tehtaat Oyj	276	6,298
Lassila & Tikanoja Oyj	2,932	51,192
*Lemminkainen Oyj	1,151	39,611
Metso Corp. Oyj	9,359	368,977
*M-Real Oyj Series B	34,758	132,023
#Neste Oil Oyj	12,806	188,893
Nokian Renkaat Oyj	2,400	67,321
Olvi Oyj Series A	229	8,757
Oriola-KD Oyj Series B	4,809	24,178
Orion Oyj Series A	2,212	42,551
Orion Oyj Series B	2,547	49,173
#Outokumpu Oyj	4,232	70,191
#Outotec Oyj	3,651	129,093
PKC Group Oyj	2,649	40,785
Pohjola Bank P.L.C.	21,384	265,331
#Poyry Oyj	2,503	33,654
Raisio P.L.C.	13,958	54,364
#Ramirent Oyj	5,095	54,867
#*Rautaruukki Oyj Series K	4,960	95,700
#Ruukki Group Oyj	10,538	22,798
Sampo Oyj	16,901	412,848
Sanoma Oyj	9,891	196,666
Scanfil Oyj	9,299	35,369
Stockmann Oyj Abp Series A	2,666	95,540
#Stockmann Oyj Abp Series B	2,901	103,171
Stora Enso Oyj Series R	56,722	459,071
*Tecnomen Lifetree Oyj	19,577	22,706
Tieto Oyj	7,471	131,483
#*Tikkurila Oyj	1,961	41,527
UPM-Kymmene Oyj	49,028	711,487
#Uponor Oyj Series A	3,962	64,173
#Vacon Oyj	453	20,074
Vaisala Oyj Series A	1,578	39,573
#Wartsila Corp. Oyj Series B	4,107	216,280
Yit Oyj	12,506	273,913

TOTAL FINLAND		6,370,318

FRANCE — (5.8%)
ABC Arbitrage	527	4,730
*Accor SA	1,453	47,011
Aeroports de Paris SA	371	27,320
*Air France-KLM SA	13,938	207,911
*Alcatel-Lucent SA	29,921	89,368
*Alcatel-Lucent SA Sponsored ADR	25,100	74,798
Alstom SA	1,356	70,933
ALTEN SA	3,261	95,802
#*Altran Technologies SA	25,987	106,539

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
April Group SA	1,611	$41,756
#*Archos SA	3,060	16,319
Arkema SA	6,821	297,588
Assystem SA	1,372	21,264
#*Atari SA	4,540	21,912
*Atos Origin SA	9,222	395,837
AXA SA	9,420	172,951
#AXA SA Sponsored ADR	14,588	269,149
*Beneteau SA	4,684	72,659
#*BioAlliance Pharma SA	1,771	12,945
bioMerieux SA	175	17,774
BNP Paribas SA	14,792	1,011,147
Boiron SA	582	20,822
#Bonduelle SA	541	46,409
Bongrain SA	1,318	97,849
#Bourbon SA	3,661	156,723
*Boursorama SA	3,388	38,149
Bouygues SA	2,157	91,035
*Bull SA	15,005	49,473
Canal Plus SA	3,103	22,028
Capgemini SA	6,863	326,250
Carrefour SA	18	828
Casino Guichard Perrachon SA	2,488	216,786
*Cegedim SA	267	19,357
CEGID Group SA	622	17,287
Christian Dior SA	599	64,840
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	16,300	315,568
Cie Generale D’Optique Essilor Intenational SA	884	55,292
Ciments Francais SA	1,165	93,974
*Club Mediterranee SA	2,114	38,074
CNP Assurances SA	9,044	186,748
Compagnie de Saint-Gobain SA	16,388	697,488
#Compagnie Generale des Establissements Michelin SA Series B	8,962	682,030
Credit Agricole SA	15,411	210,340
Danone SA	1,099	61,605
Dassault Systemes SA	955	62,060
Delachaux SA	1,222	76,393
#*Derichebourg SA	16,609	69,329
*Devoteam SA	983	22,145
*Edenred SA	1,453	25,562
EDF Energies Nouvelles SA	842	35,959
Eiffage SA	621	31,309
Electricite de Strasbourg SA	88	12,847
Eramet SA	99	27,367
Esso S.A.F.	391	50,162
Establissements Maurel et Prom SA	9,531	114,023
#*Etam Developpement SA	588	27,705
*Euler Hermes SA	2,397	190,166
*Euro Disney SCA	949	4,744
#*Eurofins Scientific SA	422	19,896
*European Aeronautic Defence & Space Co. SA	17,110	405,428
Eutelsat Communications SA	2,295	84,822
*Faiveley Transport SA	946	72,236
*Faurecia SA	1,619	31,826
Fimalac SA	796	30,744
*Flo Groupe SA	2,320	13,908
France Telecom SA	3,948	82,575
France Telecom SA Sponsored ADR	3,032	63,581
*GameLoft SA	6,034	29,765
Gemalto NV	5,350	219,461
*GFI Informatique SA	7,854	29,574

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
#GIFI SA	800	$47,967
GL Events SA	2,268	63,029
*Groupe Eurotunnel SA	35,592	261,611
Groupe Steria SCA	3,345	90,717
Guerbet SA	89	9,054
Guyenne et Gascogne SA	540	53,923
Haulotte Group SA	2,284	22,261
Havas SA	36,122	174,922
Hermes International SA	280	47,992
#*Hi-Media SA	2,302	9,512
#Iliad SA	182	16,028
Imerys SA	2,826	164,066
*IMS International Metal Service SA	1,087	15,408
Ingenico SA	6,542	165,426
Ipsos SA	2,404	95,575
*JC Decaux SA	5,664	145,279
*Kaufman & Broad SA	229	5,323
#Korian SA	1,620	35,501
Lafarge SA	8,284	451,061
Lagardere SCA	11,421	420,497
#Laurent-Perrier SA	529	47,067
LDC SA	210	20,596
Legrand SA	2,723	88,637
Lisi SA	88	5,190
LVL Medical Groupe SA	168	3,475
M6 Metropole Television SA	2,311	51,214
Maisons France Confort SA	139	5,561
*Manitou BF SA	1,640	27,378
Manutan International SA	234	12,767
*Meetic SA	840	23,863
#Mersen SA	4,086	150,478
#*Natixis SA	99,455	529,804
Naturex SA	137	5,517
#Neopost SA	1,237	95,648
Nexans SA	3,461	234,634
Nexity SA	3,044	101,991
#*NicOx SA	9,591	27,565
Norbert Dentressangle SA	797	57,058
NRJ Group SA	3,822	31,328
Orpea SA	4,069	161,983
#PagesJaunes SA	3,741	41,435
*Parrot SA	206	4,041
#Pernod-Ricard SA	1,856	145,091
*Peugeot SA	14,681	435,326
Pierre & Vacances SA	1,062	70,251
Plastic Omnium SA	1,286	63,939
PPR SA	3,639	487,154
#Publicis Groupe SA	1,966	88,654
Rallye SA	4,366	154,763
*Recylex SA	1,055	9,712
#Remy Cointreau SA	1,676	91,440
*Renault SA	11,104	496,506
*Rexel SA	19,197	317,955
Rhodia SA	4,862	100,294
Robertet SA	246	32,923
Rubis SA	844	74,042
*Sa des Ciments Vicat SA	912	61,717
Safran SA	9,351	252,312
Saft Groupe SA	994	34,038
SAMSE SA	40	2,947
Sanofi-Aventis SA	3,769	219,102

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Sanofi-Aventis SA ADR	880	$25,643
*Sartorius Stedim Biotech SA	810	34,183
Schneider Electric SA	2,313	266,224
SCOR SE	15,402	337,791
SEB SA	3,089	230,179
Seche Environnement SA	145	10,307
*Sechilienne SA	847	22,910
SeLoger.com SA	886	34,974
*Sequana SA	4,834	67,929
SES SA	3,759	92,822
Societe BIC SA	1,862	138,558
Societe Generale Paris SA	9,087	521,879
Societe Marseillaise du Tunnel Prado Carenage SA	200	6,506
Societe Television Francaise 1 SA	5,469	86,968
Sodexo SA	724	45,584
#*Soitec SA	10,783	116,508
Somfy SA	303	60,723
*Sopra Group SA	565	40,122
Sperian Protection SA	817	122,542
#Stallergenes SA	476	33,521
Stef-TFE SA	1,194	62,078
STMicroelectronics NV	42,736	350,932
STMicroelectronics NV ADR	20,800	170,352
Sucriere de Pithiviers Le Vieil SA	11	9,484
*Sword Group SA	823	27,603
*Synergie SA	2,662	68,033
Technip SA	2,861	190,453
Teleperformance SA	4,781	121,104
Thales SA	2,203	74,394
#*Theolia SA	11,760	16,115
Total SA	5,026	253,721
Total SA Sponsored ADR	3,100	156,953
*Transgene SA	1,632	29,416
*Trigano SA	3,671	77,909
#*UbiSoft Entertainment SA	8,826	83,486
Union Financiere de France Banque SA	236	7,428
*Valeo SA	5,658	202,750
Vallourec SA	1,238	120,403
Viel et Compagnie SA	9,940	34,929
#Vilmorin & Cie SA	983	92,377
Vinci SA	3,741	181,092
Virbac SA	612	73,796
Vivendi SA	13,198	316,557
VM Materiaux SA	25	1,468
Zodiac Aerospace SA	3,640	204,972

TOTAL FRANCE		20,802,481

GERMANY — (4.9%)
*Aareal Bank AG	5,698	119,323
Adidas-Salomon AG	3,414	185,185
*ADVA AG Optical Networking	8,160	50,215
#*Air Berlin P.L.C.	9,292	43,559
#Aixtron AG	1,578	47,222
Allianz SE	4,301	497,233
Allianz SE Sponsored ADR	11,988	139,301
Amadeus Fire AG	140	4,129
Asian Bamboo AG	523	21,481
Augusta Technologie AG	1,775	30,040
Aurubis AG	6,210	282,231
Axel Springer AG	1,016	121,751
Baader Bank AG	174	722

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*Balda AG	4,364	$19,435
Bauer AG	1,790	73,758
Bayer AG	1,785	102,738
Bayerische Motoren Werke AG	8,606	463,225
#BayWa AG	1,726	63,154
Bechtle AG	1,815	52,333
Beiersdorf AG	263	15,628
Bertrandt AG	498	22,159
Bilfinger Berger AG	3,408	194,773
Biotest AG	376	15,718
#*Borussia Dortmund GmbH & Co. KGaA	13,961	19,279
Carl Zeiss Meditec AG	3,515	54,327
Celesio AG	2,505	58,596
CENIT AG	1,384	9,467
*Centrotec Sustainable AG	1,644	29,762
#*Centrotherm Photovoltaics AG	1,404	56,932
Cewe Color Holding AG	786	25,242
Comdirect Bank AG	3,526	32,341
#*Commerzbank AG	48,051	434,983
#*Constantin Medien AG	11,950	26,009
*CropEnergies AG	2,546	12,252
CTS Eventim AG	786	39,869
*Curanum AG	1,535	4,907
DAB Bank AG	711	3,866
*Daimler AG	10,656	575,957
Delticom AG	220	11,198
*Demag Cranes AG	2,568	92,166
#Deutsche Bank AG	20,528	1,441,887
*Deutsche Beteiligungs AG	2,146	48,739
Deutsche Boerse AG	1,211	85,091
*Deutsche Lufthansa AG	21,721	354,241
Deutsche Post AG	26,899	468,692
*Deutsche Postbank AG	8,243	263,476
Deutsche Telekom AG	8,282	111,229
Deutsche Telekom AG Sponsored ADR	26,160	350,021
*Deutz AG	17,349	104,842
Douglas Holding AG	5,046	228,403
Drillisch AG	10,745	65,358
*Duerr AG	505	13,877
*E.ON AG	18,237	546,306
Eckert & Ziegler AG	837	27,069
#Elexis AG	786	11,856
*Elmos Semiconductor AG	1,774	18,987
ElreingKlinger AG	2,547	68,512
#*Epigenomics AG	5,500	15,278
Euromicron AG	463	10,743
*Evotec AG	18,777	48,418
Fielmann AG	103	8,101
Fraport AG	2,352	122,270
*Freenet AG	17,495	186,404
Fresenius Medical Care AG & Co KGaA ADR	900	49,212
Fresenius SE (4352097)	402	28,116
Fresenius SE (4568946)	418	29,716
GEA Group AG	11,548	259,162
Generali Deutschland Holding AG	2,193	262,737
*Gerresheimer AG	5,778	211,689
Gerry Weber International AG	1,050	33,755
Gesco AG	228	13,092
GFK SE	1,582	59,476
#Gildemeister AG	6,863	96,072
Grenkeleasing AG	926	42,163

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
H&R WASAG AG	1,202	$30,594
#Hamburger Hafen und Logistik AG	933	34,161
Hannover Rueckversicherung AG	5,494	264,637
#*Heidelberger Druckmaschinen AG	11,655	114,932
Heidelberger Zement AG	5,827	295,288
Henkel AG & Co. KGaA	1,143	47,410
Hochtief AG	1,845	119,357
*Homag Group AG	168	3,007
Indus Holding AG	2,535	57,232
#*Infineon Technologies AG	4,261	28,780
*Infineon Technologies AG ADR	88,444	599,650
Interseroh SE	497	29,746
*IVG Immobilien AG	15,461	107,458
#*Jenoptik AG	7,332	41,675
K&S AG	1,066	56,755
#Kizoo AG	1,753	17,718
*Kloeckner & Co. SE	12,016	251,544
*Koenig & Bauer AG	371	7,075
Kontron AG	10,320	82,405
#*Krones AG	2,060	116,842
KSB AG	37	25,661
#*Kuka AG	1,942	30,259
KWS Saat AG	94	14,836
Lanxess AG	6,296	304,628
#*Leoni AG	4,984	149,646
Linde AG	1,001	117,114
Loewe AG	117	1,001
MAN SE	3,183	296,895
*Manz Automation AG	437	30,841
*Medigene AG	6,077	22,498
Medion AG	3,623	43,627
*Merck KGaA	599	53,382
Metro AG	1,104	61,333
#MLP AG	4,753	49,712
*Morphosys AG	573	11,832
MTU Aero Engines Holding AG	3,629	211,734
Muehlbauer Holding & Co. AG	110	3,600
Munchener Rueckversicherungs-Gesellschaft AG	1,851	256,852
MVV Energie AG	320	12,923
#*Nordex SE	5,713	58,677
#OHB Technology AG	406	7,483
*Paion AG	2,436	6,656
Pfeiffer Vacuum Technology AG	740	57,898
#*Pfleiderer AG	6,234	38,190
Phoenix Solar AG	894	38,927
*PNE Wind AG	11,127	29,404
Porsche Automobil Holding SE	3,520	179,045
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,571	52,239
Puma AG Rudolf Dassler Sport	203	59,617
#*Q-Cells SE	11,748	89,493
#*QIAGEN NV	5,086	94,514
*QSC AG	16,029	29,753
R. Stahl AG	325	10,243
Rational AG	372	60,185
*Repower Systems AG	51	7,902
Rheinmetall AG	3,053	184,115
Rhoen-Klinikum AG	8,882	203,342
*Roth & Rau AG	2,089	69,516
Salzgitter AG	3,706	248,584
#*SGL Carbon SE	8,682	301,015
#*Singulus Technologies AG	11,846	66,146

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
Sixt AG	701	$18,168
*SKW Stahl-Metallurgie Holding AG	282	5,742
*Sky Deutschland AG	10,394	18,935
Software AG	1,142	127,482
#*Solar Millennium AG	2,702	75,514
#Solarworld AG	15,913	216,943
#*Solon SE	2,458	12,901
Stada Arzneimittel AG	5,750	186,457
Stratec Biomedical Systems AG	386	14,403
#Suedzucker AG	6,185	119,967
Symrise AG	5,966	148,411
*TAG Immobilien AG	1,680	9,999
Takkt AG	774	8,804
Telegate AG	577	5,554
ThyssenKrupp AG	11,447	340,451
*Tipp24 SE	290	8,909
Tognum AG	3,370	67,360
#*TUI AG	23,032	240,034
#United Internet AG	4,184	51,857
*Verbio AG	1,930	7,690
#*Versatel AG	311	1,898
#Vossloh AG	1,027	102,770
VTG AG	971	15,549
#Wacker Chemie AG	249	40,241
*Wacker Neuson SE	2,164	32,043
Washtec AG	5,709	56,072
Wincor Nixdorf AG	942	53,046
#Wirecard AG	2,082	22,332
Zhongde Waste Technology AG	700	12,306

TOTAL GERMANY		17,656,878

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	21,792	34,634
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	13,244	38,942
*Alpha Bank A.E.	43,687	331,974
*Anek Lines S.A.	15,821	7,211
*Attica Bank S.A.	7,104	13,253
Bank of Cyprus Public Co., Ltd. S.A.	11,566	62,146
Bank of Greece S.A.	1,780	78,225
Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	38,128
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	19,266	29,954
*EFG Eurobank Ergasias S.A.	30,762	236,824
Ellaktor S.A.	14,295	64,114
*Emporiki Bank of Greece S.A.	2,580	8,697
EYDAP Athens Water Supply & Sewage Co. S.A.	3,597	26,558
*Folli-Follie S.A.	572	13,342
*Forthnet S.A.	10,853	11,334
Fourlis Holdings S.A.	2,871	29,881
*Frigoglass S.A.	2,761	32,618
GEK Terna S.A.	3,305	20,205
*Geniki Bank S.A.	10,249	5,746
Hellenic Exchanges S.A.	1,352	9,783
Hellenic Petroleum S.A.	13,659	107,259
*Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	18,405
*Heracles General Cement Co. S.A.	2,107	13,334
Iaso S.A.	4,628	13,660
*Intracom Holdings S.A.	16,398	16,492
Intralot SA-Integrated Lottery Systems & Services S.A.	8,158	36,180
*J&P-Avax S.A.	1,561	3,278
*JUMBO S.A.	2,640	21,009
*Marfin Investment Group S.A.	85,264	132,404

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
Marfin Popular Bank Public Co., Ltd. S.A.	22,311	$52,682
Metka S.A.	2,252	26,688
*Michaniki S.A.	4,019	3,510
Motor Oil (Hellas) Corinth Refineries S.A.	1,888	21,657
*Mytilineos Holdings S.A.	13,806	85,875
*National Bank of Greece S.A.	11,614	169,591
National Bank of Greece S.A. ADR	41,442	120,182
OPAP S.A.	1,860	27,529
*Piraeus Bank S.A.	34,843	230,525
*Proton Bank S.A.	1,750	2,444
*Public Power Corp. S.A.	2,464	39,200
Sarantis S.A.	1,038	5,667
*Sidenor Steel Products Manufacturing Co. S.A.	7,296	28,025
Teletypos S.A. Mega Channel	1,037	4,419
Terna Energy S.A.	869	4,281
Titan Cement Co. S.A.	5,750	123,553
*TT Hellenic Postbank S.A.	13,133	76,042
Viohalco S.A.	9,559	56,234

TOTAL GREECE		2,533,694

HONG KONG — (2.6%)
*AAC Acoustic Technologies Holdings, Inc.	8,000	14,229
*ABC Communications (Holdings), Ltd.	74,000	14,112
Alco Holdings, Ltd.	26,000	10,819
Allied Group, Ltd.	6,000	20,493
Allied Properties, Ltd.	650,540	131,642
*Apac Resources, Ltd.	820,000	50,233
*APT Satellite Holdings, Ltd.	52,000	20,203
*Artel Solutions Group Holdings, Ltd.	525,000	23,719
Asia Financial Holdings, Ltd.	98,000	36,849
Asia Satellite Telecommunications Holdings, Ltd.	27,000	41,579
Asia Standard International Group, Ltd.	230,000	39,689
*Associated International Hotels, Ltd.	4,000	8,451
Aupu Group Holding Co., Ltd.	92,000	15,783
Bank of East Asia, Ltd.	26,869	105,703
*Beijing Enterprises Water Group, Ltd.	100,000	32,985
*Beijing Properties Holdings, Ltd.	184,000	18,488
*Bel Global Resources Holdings, Ltd.	610,000	13,521
BOC Hong Kong (Holdings), Ltd.	9,000	23,141
Bonjour Holdings, Ltd.	84,000	24,607
Bossini International Holdings, Ltd.	160,000	12,172
*Bright International Group, Ltd.	134,000	10,377
#*Burwill Holdings, Ltd.	452,000	26,828
C C Land Holdings, Ltd.	209,000	85,852
Cafe de Coral Holdings, Ltd.	8,000	19,238
*Capital Estate, Ltd.	456,500	20,524
Cathay Pacific Airways, Ltd.	29,000	64,588
CCT Telecom Holdings, Ltd.	6,000	768
Century City International, Ltd.	132,000	10,389
Century Sunshine Group Holdings, Ltd.	200,000	7,593
*Chaoyue Group, Ltd.	15,000	1,181
Cheung Kong Holdings, Ltd.	16,000	193,210
Cheung Kong Infrastructure Holdings, Ltd.	11,000	41,226
Chevalier International Holdings, Ltd.	20,000	21,473
Chevalier Pacific Holdings, Ltd.	160,000	13,195
*Chia Tai Enterprises International, Ltd.	260,000	8,379
*China Boon Holdings, Ltd.	300,000	17,720
*China Energy Development Holdings, Ltd.	232,000	12,124
*China Flavors & Fragrances Co., Ltd.	16,000	3,683
*China Mandarin Holdings, Ltd.	532,000	14,801
China Metal International Holdings, Ltd.	162,000	41,520

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*China Ocean Shipbuilding Industry Group, Ltd.	50,000	$2,616
*China Pipe Group, Ltd.	2,320,000	23,673
*China Precious Metal Resources Holdings Co., Ltd.	32,000	6,701
#*China Public Procurement, Ltd.	148,000	12,957
*China Renji Medical Group, Ltd.	1,318,000	7,476
*China Sonangol Resources Enterprise, Ltd.	28,000	7,022
*China Strategic Holdings, Ltd.	295,000	19,395
China Sunshine Paper Holdings Co., Ltd.	12,000	4,483
China Taisan Technology Group Holdings, Ltd.	69,000	10,438
*China Timber Resources Group, Ltd.	1,100,000	14,319
China Ting Group Holdings, Ltd.	162,000	27,144
#*China WindPower Group, Ltd.	260,000	26,149
*China Yunnan Tin Minerals Group, Ltd.	1,328,000	17,274
*Chinasoft International, Ltd.	60,000	11,586
Chong Hing Bank, Ltd.	8,000	18,131
Chow Sang Sang Holdings, Ltd.	40,000	79,171
Chu Kong Shipping Development, Ltd.	36,000	9,365
*Chuang’s China Investments, Ltd.	375,000	24,615
Chuang’s Consortium International, Ltd.	256,000	28,375
Citic 1616 Holdings, Ltd.	103,000	27,774
*CK Life Sciences International Holdings, Inc.	648,000	38,769
*CNNC International, Ltd.	20,000	16,968
*CNT Group, Ltd.	406,000	19,368
Continental Holdings, Ltd.	640,000	20,633
CP Pokphand Co., Ltd.	388,000	28,956
Cross-Harbour Holdings, Ltd. (The)	7,000	5,876
CSI Properties, Ltd.	1,340,000	30,219
*Dah Sing Banking Group, Ltd.	35,600	52,330
*Dah Sing Financial Holdings, Ltd.	17,600	107,709
*Dan Form Holdings Co., Ltd.	104,000	10,197
*DBA Telecommunication Asia Holdings, Ltd.	76,000	7,830
Dickson Concepts International, Ltd.	16,000	12,161
EcoGreen Fine Chemicals Group, Ltd.	2,000	549
*Emperor Entertainment Hotel, Ltd.	25,000	4,766
Emperor International Holdings, Ltd.	54,000	12,855
Emperor Watch & Jewellery, Ltd.	50,000	3,748
*EPI Holdings, Ltd.	900,000	12,155
Esprit Holdings, Ltd.	4,567	28,760
*eSun Holdings, Ltd.	198,000	27,119
*EVA Precision Industrial Holdings, Ltd.	38,000	19,630
Far East Consortium International, Ltd.	131,000	38,330
First Pacific Co., Ltd.	211,200	151,639
*Fountain SET Holdings, Ltd.	134,000	18,787
#*Foxconn International Holdings, Ltd.	103,000	72,525
*Frasers Property China, Ltd.	124,000	3,236
Fubon Bank Hong Kong, Ltd.	30,000	13,619
*Galaxy Entertainment Group, Ltd.	302,000	201,778
*Genting Hong Kong, Ltd.	400,000	96,991
Get Nice Holdings, Ltd.	162,000	10,023
Giordano International, Ltd.	242,000	124,948
*Global Green Tech Group, Ltd.	198,000	7,520
Global Sweeteners Holdings, Ltd.	120,000	22,901
Glorious Sun Enterprises, Ltd.	122,000	46,240
*Golden Resorts Group, Ltd.	776,000	34,040
Golden Resources Development International, Ltd.	90,000	5,911
*Goldin Properties Holdings, Ltd.	86,000	39,716
Great Eagle Holdings, Ltd.	37,788	98,933
Guangnan Holdings, Ltd.	194,000	40,183
Hang Lung Group, Ltd.	36,000	211,440
Hang Ten Group Holdings, Ltd.	116,000	15,995
Hannstar Board International Holdings, Ltd.	152,000	33,351

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Harbour Centre Development, Ltd.	29,000	$31,683
Henderson Land Development Co., Ltd.	11,000	68,496
HKR International, Ltd.	86,400	36,881
Hon Kwok Land Investment Co., Ltd.	62,000	21,184
Hong Kong & Shanghai Hotels, Ltd.	79,500	126,433
Hong Kong Aircraft Engineering Co., Ltd.	800	10,785
*Hong Kong Ferry Holdings, Ltd.	24,000	21,394
#*Hong Kong Resources Holdings Co., Ltd.	137,700	22,525
*Hongkong Chinese, Ltd.	36,000	3,619
Hopewell Holdings, Ltd.	58,000	183,351
Huafeng Group Holdings, Ltd.	228,000	11,171
Hung Hing Printing Group, Ltd.	150,000	49,314
*Huscoke Resources Holdings, Ltd.	418,000	21,313
*Hutchison Harbour Ring, Ltd.	180,000	16,502
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	8,385
Hutchison Whampoa, Ltd.	28,000	184,545
*I-Cable Communications, Ltd.	100,000	13,135
*IDT International, Ltd.	434,000	11,494
Industrial & Commercial Bank of China Asia, Ltd.	36,718	108,960
*IT, Ltd.	136,000	48,859
*Jackin International Holdings, Ltd.	156,000	8,234
*Jinhui Holdings, Ltd.	41,000	12,571
*Jiuzhou Development Co., Ltd.	178,000	15,864
*JLF Investment Co., Ltd.	120,000	8,723
*Johnson Electric Holdings, Ltd.	266,000	125,456
K Wah International Holdings, Ltd.	98,000	36,319
Kam Hing International Holdings, Ltd.	28,000	5,436
Kantone Holdings, Ltd.	420,000	6,977
Keck Seng Investments (Hong Kong), Ltd.	48,000	24,678
Kerry Properties, Ltd.	33,500	168,055
Kin Yat Holdings, Ltd.	12,000	4,390
*King Stone Energy Group, Ltd.	980,000	23,873
*Kiu Hung Energy Holdings, Ltd.	390,000	22,594
Kowloon Development Co., Ltd.	94,000	103,068
*Lai Sun Development Co., Ltd.	1,720,000	33,972
*Lai Sun Garment International, Ltd.	138,000	11,048
Lerado Group Holdings Co., Ltd.	70,000	9,739
*LeRoi Holdings, Ltd.	152,000	3,525
Li Heng Chemical Fibre Technologies, Ltd.	125,000	19,833
Lifestyle International Holdings, Ltd.	18,000	37,555
#Lijun International Pharmaceutical Holding, Ltd.	70,000	21,606
Lippo, Ltd.	17,000	5,302
Liu Chong Hing Investment, Ltd.	16,000	19,129
*Luk Fook Holdings (International), Ltd.	22,000	37,631
*Lung Cheong International Holdings, Ltd.	324,000	16,757
Lung Kee (Bermuda) Holdings, Ltd.	38,000	21,144
Man Yue International Holdings, Ltd.	42,000	12,906
*Mei Ah Entertainment Group, Ltd.	600,000	14,134
*Melco International Development, Ltd.	82,000	34,134
Midland Holdings, Ltd.	36,000	33,918
*Ming Fung Jewellery Group, Ltd.	336,000	22,172
Miramar Hotel & Investment Co., Ltd.	18,000	18,106
*Mongolia Energy Corp., Ltd.	63,000	23,818
MTR Corp., Ltd.	5,000	17,616
Neo-Neon Holdings, Ltd.	64,000	37,335
*New Times Energy Corp, Ltd.	850,000	27,971
New World Development Co., Ltd.	120,272	215,057
*Neway Group Holdings, Ltd.	900,000	33,084
Newocean Green Energy Holdings, Ltd.	106,000	17,224
*Next Media, Ltd.	62,000	8,882
*North Asia Resources Holdings, Ltd.	95,000	16,313

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
NWS Holdings, Ltd.	68,004	$126,935
*Orient Overseas International, Ltd.	22,000	172,038
Oriental Watch Holdings, Ltd.	110,000	31,238
#Overseas Chinese Town Asia Holdings, Ltd.	24,000	13,830
*Pacific Andes International Holdings, Ltd.	207,308	35,062
Pacific Basin Shipping, Ltd.	245,000	186,441
Pacific Century Premium Developments, Ltd.	45,000	8,164
Paliburg Holdings, Ltd.	108,000	40,662
Pan Asia Environmental Protection Group, Ltd.	78,000	15,245
PCCW, Ltd.	167,000	51,376
*Pearl Oriental Innovation, Ltd.	149,000	20,765
#*PetroAsian Energy Holdings, Ltd.	292,000	26,315
Pico Far East Holdings, Ltd.	40,000	7,080
Polytec Asset Holdings, Ltd.	415,000	75,908
Public Financial Holdings, Ltd.	48,000	27,390
Regal Hotels International Holdings, Ltd.	172,000	66,937
*Rising Development Holdings, Ltd.	74,000	18,174
*Samling Global, Ltd.	508,000	41,990
Sea Holdings, Ltd.	62,000	31,946
Shangri-La Asia, Ltd.	68,000	138,230
Shenyin Wanguo, Ltd.	50,000	21,086
Shougang Concord Century Holdings, Ltd.	306,000	31,960
*Shougang Concord Grand Group, Ltd.	184,000	12,580
*Shougang Concord Technology Holdings, Ltd.	130,000	7,713
Shui On Construction & Materials, Ltd.	26,000	32,409
Shun Tak Holdings, Ltd.	150,000	84,933
*Singamas Container Holdings, Ltd.	340,000	71,889
Sino Land Co., Ltd.	68,464	129,687
*Sino-Tech International Holdings, Ltd.	400,000	23,197
*Sinotel Technologies, Ltd.	72,000	20,985
Smartone Telecommunications Holdings, Ltd.	32,500	33,704
Solomon Systech International, Ltd.	88,000	6,801
South China (China), Ltd.	480,000	35,411
Stella International Holdings, Ltd.	20,000	38,382
#Sun Hung Kai & Co., Ltd.	60,000	38,943
Sun Hung Kai Properties, Ltd.	10,000	146,874
*Superb Summit International Timber Co., Ltd.	313,000	10,886
*Sustainable Forest Holdings, Ltd.	127,500	7,407
Tack Hsin Holdings, Ltd.	48,000	9,603
Tai Cheung Holdings, Ltd.	75,000	49,589
*TaiFook Securities Group, Ltd.	28,000	19,638
Techtronic Industries Co., Ltd.	226,500	188,583
Texhong Textile Group, Ltd.	42,000	25,904
Texwinca Holdings, Ltd.	18,000	18,434
*Titan Petrochemicals Group, Ltd.	1,300,000	113,977
*Tomorrow International Holdings, Ltd.	390,000	19,130
Tongda Group Holdings, Ltd.	1,070,000	42,191
Transport International Holdings, Ltd.	20,400	63,593
#United Laboratories International Holdings, Ltd. (The)	98,000	151,822
*United Power Investment, Ltd.	792,000	25,551
Value Partners Group, Ltd.	13,000	7,764
*Vantage International Holdings, Ltd.	90,000	11,123
Varitronix International, Ltd.	81,000	24,985
*Victory City International Holdings, Ltd.	42,000	8,815
Vitasoy International Holdings, Ltd.	100,000	78,117
*Vongroup, Ltd.	175,000	2,054
*VST Holdings, Ltd.	62,000	19,813
Vtech Holdings, Ltd.	3,000	32,027
Water Oasis Group, Ltd.	104,000	15,915
Wharf Holdings, Ltd.	38,000	207,941
Wheelock & Co., Ltd.	42,000	129,920

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*Win Hanverky Holdings, Ltd.	100,000	$13,530
Wing Hang Bank, Ltd.	7,000	75,679
Wing On Co. International, Ltd.	30,000	52,487
Wing Tai Properties, Ltd.	124,000	37,039
*Winteam Pharmaceutical Group, Ltd.	200,000	28,270
*Xingye Copper International Group, Ltd.	61,000	13,466
Xinyi Glass Holding Co., Ltd.	76,000	34,367
YGM Trading, Ltd.	2,000	2,863
Yue Yuen Industrial (Holdings), Ltd.	24,000	77,769
Yugang International, Ltd.	1,900,000	18,403

TOTAL HONG KONG		9,247,568

IRELAND — (0.7%)
*Aer Lingus Group P.L.C.	61,198	74,328
*Allied Irish Banks P.L.C.	61,456	75,115
*Anglo Irish Bank Corp. P.L.C.	105,210	29,752
Bank of Ireland P.L.C. Sponsored ADR	2,765	12,221
C&C Group P.L.C.	38,554	163,254
CRH P.L.C.	8,359	174,269
#CRH P.L.C. Sponsored ADR	19,235	404,512
DCC P.L.C.	14,241	349,690
*Dragon Oil P.L.C.	41,441	276,268
*Elan Corp. P.L.C.	4,564	21,578
*Elan Corp. P.L.C. Sponsored ADR	8,300	39,591
FBD Holdings P.L.C.	4,599	40,748
Glanbia P.L.C.	6,572	28,148
*Governor & Co. of the Bank of Ireland P.L.C. (The)	17	18
Grafton Group P.L.C.	33,639	126,575
Greencore Group P.L.C.	39,071	67,774
*Independent News & Media P.L.C.	1,274	1,187
*James Hardie Industries SE	2,812	16,616
*Kenmare Resources P.L.C.	71,237	14,682
Kerry Group P.L.C.	5,072	161,277
*Kingspan Group P.L.C.	24,842	174,064
Paddy Power P.L.C.	3,568	129,541
*Smurfit Kappa Group P.L.C.	19,430	200,230
United Drug P.L.C.	31,028	98,446

TOTAL IRELAND		2,679,884

ISRAEL — (0.7%)
*Alon Holdings Blue Square, Ltd.	1,554	16,971
*Alvarion, Ltd.	5,092	10,861
*Bank Hapoalim B.M.	103,202	416,518
*Bank Leumi Le-Israel B.M.	66,474	282,148
*Bezeq Israeli Telecommunication Corp., Ltd.	18,103	39,988
Cellcom Israel, Ltd.	515	14,159
Clal Industries & Investments, Ltd.	8,743	53,506
*Clal Insurance Enterprise Holdings, Ltd.	2,210	43,281
*Elbit Medical Imaging, Ltd.	1,183	15,667
Elbit Systems, Ltd.	879	48,456
*Electra (Israel), Ltd.	122	11,778
*Elron Electronic Industries, Ltd.	1,825	10,616
*First International Bank of Israel, Ltd. (6123804)	3,173	10,272
*First International Bank of Israel, Ltd. (6123815)	2,454	39,716
*Frutarom Industries, Ltd.	4,837	39,105
*Hadera Paper, Ltd.	183	12,836
Harel Insurance Investments & Finances, Ltd.	1,188	54,735
*Hot Telecommunications Systems, Ltd.	3,182	28,989
Israel Chemicals, Ltd.	5,296	65,231
*Israel Discount Bank, Ltd.	34,192	62,348
*Ituran Location & Control, Ltd.	2,289	31,786

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
Makhteshim-Agan Industries, Ltd.	14,615	$51,241
*Menorah Mivtachim Holdings, Ltd.	3,087	34,490
*Migdal Insurance & Financial Holdings, Ltd.	30,975	52,536
*Mizrahi Tefahot Bank, Ltd.	9,312	76,650
*Naphtha Israel Petroleum Corp., Ltd.	3,166	12,120
*NICE Systems, Ltd. Sponsored ADR	3,569	102,323
*Oil Refineries, Ltd.	67,422	31,656
*Ormat Industries, Ltd.	8,240	62,554
Partner Communications Co., Ltd.	1,214	20,162
*Paz Oil Co., Ltd.	131	18,434
*Phoenix Holdings, Ltd. (The)	6,107	14,803
*Retalix, Ltd.	1,391	17,657
Scailex Corp, Ltd.	614	9,097
Shikun & Binui, Ltd.	7,280	14,287
Super-Sol, Ltd. Series B	3,148	18,600
*Teva Pharmaceutical Industries, Ltd. Sponsored ADR	12,719	621,323
*Tower Semiconductor, Ltd.	9,386	13,549
*Union Bank of Israel, Ltd.	3,077	13,123

TOTAL ISRAEL		2,493,572

ITALY — (2.5%)
#A2A SpA	12,377	18,563
#*ACEA SpA	5,709	65,592
Acegas-APS SpA	2,087	11,272
Actelios SpA	5,009	18,377
*Aedes SpA	131,531	35,204
Alerion Cleanpower SpA	9,673	7,468
Amplifon SpA	10,160	49,761
Ansaldo STS SpA	5,601	73,171
*Arnoldo Mondadori Editore SpA	17,721	58,281
Assicurazioni Generali SpA	3,705	74,477
Astaldi SpA	8,235	49,312
Atlantia SpA	1,449	28,369
*Autogrill SpA	6,656	82,340
Azimut Holding SpA	10,087	100,913
Banca Carige SpA	47,920	107,723
Banca Generali SpA	10,174	113,153
*Banca Intermobiliare SpA	5,208	28,265
*Banca Monte Dei Paschi di Siena SpA	113,554	149,015
Banca Piccolo Credito Valtellinese Scarl	28,283	141,108
Banca Popolare dell’Emilia Romagna Scrl	17,614	217,711
*Banca Popolare dell’Etruria e del Lazio Scarl	8,000	34,140
Banca Popolare di Milano Scarl	52,397	277,171
*Banca Popolare di Sondrio Scarl	14,291	128,355
Banco di Desio e della Brianza SpA	8,503	41,808
Banco Popolare Scarl	58,576	372,672
BasicNet SpA	6,641	23,351
Benetton Group SpA	10,770	75,461
Brembo SpA	6,992	47,545
Bulgari SpA	4,904	38,425
Buzzi Unicem SpA	5,909	64,461
*C.I.R. SpA - Compagnie Industriali Riunite	88,565	167,185
*Cairo Communication SpA	3,024	10,022
Caltagirone Editore SpA	9,089	22,001
Cementir Holding SpA	15,206	46,161
Credito Artigiano SpA	7,928	14,888
Credito Bergamasco SpA	474	13,719
Credito Emiliano SpA	18,680	119,028
Danieli & Co. SpA	1,971	38,029
Davide Campari - Milano SpA	23,376	122,970
De Longhi SpA	4,556	22,184

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
*DeA Capital SpA	12,751	$19,703
DiaSorin SpA	3,048	112,766
*Digital Multimedia Technologies SpA	1,405	23,748
*EEMS Italia SpA	9,232	17,856
*Elica SpA	728	1,549
Engineering Ingegneria Informatica SpA	46	1,202
Eni SpA	5,441	111,186
Eni SpA Sponsored ADR	2,100	85,911
#*ERG Renew SpA	7,894	8,213
#ERG SpA	10,782	140,542
Esprinet SpA	3,327	31,461
#*Eurotech SpA	13,712	36,311
*Fastweb SpA	2,710	41,492
Fiat SpA	14,447	185,026
Finmeccanica SpA	14,283	156,795
#Fondiaria - SAI SpA	8,937	95,453
*Gemina SpA	123,796	79,715
Geox SpA	9,550	53,481
*Gruppo Coin SpA	5,257	40,317
*Gruppo Editoriale L’Espresso SpA	25,161	52,444
#Hera SpA	32,394	61,476
#Immsi SpA	21,221	22,109
*Impregilo SpA	28,011	74,478
#Indesit Co. SpA	5,641	66,963
Industria Macchine Automatiche SpA	132	2,375
*Interpump Group SpA	1,232	6,647
Intesa Sanpaolo SpA	92,448	305,129
Iren SpA	24,844	39,649
#Italcementi SpA	10,562	86,475
Italmobiliare SpA	1,432	47,241
*Juventus Football Club SpA	3,670	3,972
Kerself SpA	3,071	17,980
*KME Group SpA	24,267	8,850
#Lottomatica SpA	1,632	24,154
Luxottica Group SpA Sponsored ADR	300	7,788
Maire Tecnimont SpA	76,000	283,558
MARR SpA	1,671	14,396
Mediaset SpA	15,919	102,307
*Mediobanca SpA	6,076	54,517
#Mediolanum SpA	3,408	15,023
Milano Assicurazioni SpA	25,444	49,394
Parmalat SpA	151,680	367,076
#Piaggio & C. SpA	25,137	71,572
*Pirelli & Co. Real Estate SpA	87,619	41,822
Pirelli & Co. SpA	27,467	191,936
*Poltrona Frau SpA	2,894	2,986
*Premafin Finanziaria SpA	20,038	22,970
Prysmian SpA	5,651	95,508
Recordati SpA	16,583	124,465
Reply SpA	296	5,835
Sabaf SpA	106	2,365
*Safilo Group SpA	540	5,868
Saipem SpA	540	19,399
#*Saras SpA	10,423	20,121
SAVE SpA	7,173	66,189
#*Seat Pagine Gialle SpA	170,884	30,634
*Snai SpA	9,937	39,001
Societa Iniziative Autostradali e Servizi SpA	8,046	76,942
#Societe Cattolica di Assicurazoni Scrl SpA	8,272	220,720
*Sogefi SpA	1,729	4,658
Sol SpA	99	624

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
*Sorin SpA	63,354	$123,064
*Telecom Italia Media SpA	7,081	1,749
Telecom Italia SpA	101,509	129,195
Telecom Italia SpA Sponsored ADR	32,914	418,995
Terna Rete Elettrica Nazionale SpA	11,417	47,454
Tod’s SpA	549	41,778
Trevi Finanziaria SpA	1,988	31,878
UniCredit SpA	212,299	593,747
Unione di Banche Italiane ScpA	30,011	321,890
Unipol Gruppo Finanziario SpA	93,956	70,863
Vianini Lavori SpA	1,509	8,428
Vittoria Assicurazioni SpA	1,738	8,361

TOTAL ITALY		8,907,396

JAPAN — (19.0%)
77 Bank, Ltd. (The)	35,000	185,501
*A&D Co., Ltd.	1,100	5,413
Achilles Corp.	12,000	17,017
Adeka Corp.	13,900	135,530
*Aderans Holdings Co., Ltd.	5,600	68,504
Advantest Corp. ADR	1,800	38,952
#AEON Co., Ltd.	23,300	249,391
Ahresty Corp.	600	5,222
Ai Holdings Corp.	7,700	25,399
Aica Kogyo Co., Ltd.	5,800	66,230
Aichi Bank, Ltd. (The)	800	50,666
Aichi Corp.	10,300	39,174
Aichi Machine Industry Co., Ltd.	6,000	19,338
Aichi Steel Corp.	11,000	46,893
Aida Engineering, Ltd.	8,000	31,488
Aigan Co., Ltd.	4,200	22,099
Aiphone Co., Ltd.	1,700	28,387
Air Water, Inc.	3,000	32,602
Airport Facilities Co., Ltd.	3,300	12,005
Aisan Industry Co., Ltd.	3,600	28,201
Aisin Seiki Co., Ltd.	6,000	166,962
Ajinomoto Co., Inc.	33,000	312,001
Akita Bank, Ltd. (The)	24,000	80,140
Alfresa Holdings Corp.	1,200	55,331
Allied Telesis Holdings K.K.	20,700	28,858
Aloka Co., Ltd.	3,400	23,881
Alpen Co., Ltd.	1,200	19,028
Alpha Systems, Inc.	1,300	26,513
*Alpine Electronics, Inc.	4,600	55,510
*Alps Electric Co., Ltd.	26,400	238,708
Alps Logistics Co., Ltd.	2,000	20,507
Altech Corp.	600	4,431
Amada Co., Ltd.	31,000	202,044
Amano Corp.	7,100	58,063
*Amuse, Inc.	200	2,115
#*Anritsu Corp.	6,000	35,818
#*AOC Holdings, Inc.	5,300	25,043
AOI Electronic Co., Ltd.	400	5,637
AOKI Holdings, Inc.	1,500	22,394
Aomori Bank, Ltd. (The)	22,000	53,435
Aoyama Trading Co., Ltd.	8,800	139,099
Aozora Bank, Ltd.	87,000	115,320
Arakawa Chemical Industries, Ltd.	2,600	28,370
*Arc Land Sakamoto Co., Ltd.	1,300	16,929
*Arcs Co., Ltd.	4,400	58,979
*Argo Graphics, Inc.	500	5,564

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
#Ariake Japan Co., Ltd.	3,200	$48,893
Arisawa Manufacturing Co., Ltd.	3,400	25,852
Aronkasei Co., Ltd.	8,000	31,447
*ART Corp.	900	14,215
As One Corp.	3,100	57,552
Asahi Breweries, Ltd.	2,000	35,402
Asahi Diamond Industrial Co., Ltd.	3,000	47,994
Asahi Glass Co., Ltd.	14,000	142,577
Asahi Holdings, Inc.	1,100	22,758
Asahi Kasei Corp.	20,000	104,468
Asahi Kogyosha Co., Ltd.	2,000	8,033
Asahi Organic Chemicals Industry Co., Ltd.	6,000	14,047
#*Asahi Tec Corp.	285,000	112,429
#Asatsu-DK, Inc.	4,500	107,971
*Ashimori Industry Co., Ltd.	6,000	8,947
Asics Corp.	5,000	49,230
ASKA Pharmaceutical Co., Ltd.	5,000	35,093
Astellas Pharma, Inc.	1,000	33,821
Asunaro Aoki Construction Co., Ltd.	3,500	14,984
*Atom Corp.	2,000	5,348
Atsugi Co., Ltd.	27,000	33,420
Autobacs Seven Co., Ltd.	3,300	122,711
Avex Group Holdings, Inc.	3,700	46,716
Awa Bank, Ltd. (The)	24,000	146,548
Bando Chemical Industries, Ltd.	6,000	19,698
Bank of Iwate, Ltd. (The)	2,000	111,246
Bank of Kyoto, Ltd. (The)	15,000	124,955
Bank of Nagoya, Ltd. (The)	19,000	66,237
Bank of Okinawa, Ltd. (The)	2,800	90,171
Bank of Saga, Ltd. (The)	19,000	55,626
Bank of the Ryukyus, Ltd.	6,200	69,117
Bank of Yokohama, Ltd. (The)	64,000	294,535
Belc Co., Ltd.	3,000	30,409
Belluna Co., Ltd.	2,100	10,067
Benesse Holdings, Inc.	400	17,675
*Best Denki Co., Ltd.	10,000	26,174
#Bic Camera, Inc.	104	42,973
*BML, Inc.	700	15,388
Bookoff Corp.	1,900	17,959
Bridgestone Corp.	1,200	21,441
Brother Industries, Ltd.	6,400	68,586
Bunka Shutter Co., Ltd.	10,000	26,285
CAC Corp.	1,600	11,364
*Calsonic Kansei Corp.	13,000	39,159
Canon Electronics, Inc.	1,900	46,312
Canon Marketing Japan, Inc.	4,300	58,392
Cawachi, Ltd.	800	14,806
#*Cedyna Financial Corp.	12,350	21,664
Central Glass Co., Ltd.	27,000	104,096
*Central Sports Co., Ltd.	500	5,023
Century Tokyo Leasing Corp.	6,900	82,668
Chiba Bank, Ltd. (The)	42,000	256,301
*Chiba Kogyo Bank, Ltd. (The)	6,400	42,944
Chino Corp.	4,000	10,155
#Chiyoda Co., Ltd.	4,200	51,288
Chiyoda Corp.	2,000	14,375
Chiyoda Integre Co., Ltd.	300	3,576
Chofu Seisakusho Co., Ltd.	2,600	55,802
Chori Co., Ltd.	16,000	18,474
Chubu Shiryo Co., Ltd.	5,000	33,815
Chudenko Corp.	3,600	40,536

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Chuetsu Pulp & Paper Co., Ltd.	15,000	$26,912
Chugai Ro Co., Ltd.	10,000	25,885
Chugoku Bank, Ltd. (The)	9,000	104,757
Chugoku Marine Paints, Ltd.	5,000	35,600
Chukyo Bank, Ltd. (The)	18,000	53,932
Chuo Denki Kogyo Co., Ltd.	5,000	29,102
Chuo Mitsui Trust Holdings, Inc.	52,000	184,099
Chuo Spring Co., Ltd.	2,000	7,528
#Circle K Sunkus Co., Ltd.	5,600	74,874
Citizen Holdings Co., Ltd.	27,300	163,695
CKD Corp.	7,600	50,205
Cleanup Corp.	600	3,511
CMIC Co., Ltd.	10	2,952
#CMK Corp.	6,700	35,210
Coca-Cola Central Japan Co., Ltd.	2,500	32,617
Coca-Cola West Co., Ltd.	6,600	119,521
cocokara fine HOLDINGS, Inc.	1,700	34,471
Colowide Co., Ltd.	4,000	21,132
*Combi Corp.	500	4,007
Commuture Corp.	3,000	17,240
Computer Engineering & Consulting, Ltd.	1,700	7,857
Comsys Holdings Corp.	11,100	106,230
Corona Corp.	3,700	33,158
Cosmo Oil Co., Ltd.	58,000	138,096
Credit Saison Co., Ltd.	14,200	179,984
#*CSK Holdings Corp.	4,400	18,087
Cybernet Systems Co., Ltd.	35	11,158
Dai Nippon Printing Co., Ltd.	22,000	265,547
*Dai Nippon Toryo, Ltd.	29,000	30,539
Daicel Chemical Industries, Ltd.	22,000	155,493
Dai-Dan Co., Ltd.	4,000	20,216
*Daido Metal Co., Ltd.	12,000	41,283
Daido Steel Co., Ltd.	27,000	128,933
Daidoh, Ltd.	4,600	37,264
#*Daiei, Inc. (The)	8,850	42,358
Daifuku Co., Ltd.	9,500	55,442
Daihatsu Motor Co., Ltd.	3,000	35,292
Daihen Corp.	11,000	46,726
Daiichi Jitsugyo Co., Ltd.	11,000	32,476
Daiichi Sankyo Co., Ltd.	3,700	68,774
Daiken Corp.	13,000	33,519
*Daiki Aluminium Industry Co., Ltd.	1,000	2,485
Daikoku Denki Co., Ltd.	3,000	40,861
Daikokutenbussan Co., Ltd.	400	12,341
*Daikyo, Inc.	10,000	16,674
Daimei Telecom Engineering Corp.	2,000	15,134
Dainichi Co., Ltd.	800	5,335
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	39,778
*Dainippon Screen Manufacturing Co., Ltd.	32,000	161,798
#Dainippon Sumitomo Pharma Co., Ltd.	6,200	46,429
Daio Paper Corp.	9,000	72,039
Daisan Bank, Ltd. (The)	13,000	37,959
#Daiseki Co., Ltd.	600	12,222
Daishi Bank, Ltd. (The)	38,000	131,395
Daiso Co., Ltd.	6,000	15,511
Daisyo Corp.	2,000	24,581
Daito Trust Construction Co., Ltd.	1,000	54,513
Daiwa House Industry Co., Ltd.	27,000	265,164
Daiwa Industries, Ltd.	8,000	38,737
Daiwa Securities Group, Inc.	82,447	356,472
#Daiwabo Holdings Co., Ltd.	11,000	22,760

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
DC Co., Ltd.	3,400	$6,153
DCM Holdings Co., Ltd.	8,700	44,715
Denki Kagaku Kogyo Kabushiki Kaisha	61,000	307,193
Denki Kogyo Co., Ltd.	7,000	33,201
Denso Corp.	5,500	157,478
Dentsu, Inc.	1,600	39,891
Denyo Co., Ltd.	5,100	35,560
Descente, Ltd.	7,000	39,303
DIC Corp.	17,000	27,950
Disco Corp.	1,700	102,920
#Don Quijote Co., Ltd.	600	15,639
Doshisha Co., Ltd.	3,300	74,121
Doutor Nichires Holdings Co., Ltd.	2,400	31,330
Dowa Holdings Co., Ltd.	25,000	131,310
DTS Corp.	2,800	33,320
*Duskin Co., Ltd.	6,700	118,998
#Dwango Co., Ltd.	18	33,245
Dydo Drinco, Inc.	600	22,398
#eAccess, Ltd.	50	32,254
Eagle Industry Co., Ltd.	3,000	21,470
East Japan Railway Co.	900	57,842
*Ebara Corp.	40,000	152,027
#Edion Corp.	6,500	49,681
Ehime Bank, Ltd. (The)	18,000	46,384
Eighteenth Bank, Ltd. (The)	19,000	53,236
Eiken Chemical Co., Ltd.	3,100	28,134
Eizo Nanao Corp.	2,800	62,499
*Elematec Corp.	3,700	43,119
#*Elpida Memory, Inc.	14,800	222,291
#Enplas Corp.	2,700	57,931
ESPEC Corp.	3,600	23,427
Exedy Corp.	4,300	123,736
#Ezaki Glico Co., Ltd.	4,000	47,530
F&A Aqua Holdings, Inc.	2,600	24,177
*Faith, Inc.	198	17,047
Fancl Corp.	4,300	64,471
*FCC Co., Ltd.	1,800	34,784
*FDK Corp.	14,000	21,558
FIDEA Holdings Co., Ltd.	12,000	22,647
*First Baking Co., Ltd.	8,000	10,955
Foster Electric Co., Ltd.	6,200	167,327
France Bed Holdings Co., Ltd.	19,000	27,893
*Fudo Tetra Corp.	17,200	10,132
Fuji Co., Ltd.	1,400	24,848
#Fuji Electric Holdings Co., Ltd.	59,000	163,923
*Fuji Fire & Marine Insurance Co., Ltd.	36,000	48,990
Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	3,420
*Fuji Heavy Industries, Ltd.	26,000	142,856
Fuji Oil Co., Ltd.	1,000	14,728
Fuji Soft, Inc.	3,100	50,566
Fuji Television Network, Inc.	26	37,685
Fujicco Co., Ltd.	3,000	35,506
FUJIFILM Holdings Corp.	8,000	249,126
Fujikura Kasei Co., Ltd.	7,100	43,492
Fujikura, Ltd.	30,000	141,057
Fujimi, Inc.	2,200	30,905
Fujimori Kogyo Co., Ltd.	2,800	37,586
Fujitec Co., Ltd.	11,000	57,290
Fujitsu Frontech, Ltd.	2,600	19,041
Fujitsu General, Ltd.	1,000	5,526
Fujitsu, Ltd.	15,300	108,427

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*FuKoKu Co., Ltd.	1,100	$9,153
Fukui Bank, Ltd. (The)	29,000	92,448
Fukuoka Financial Group, Inc.	43,000	178,778
Fukuyama Transporting Co., Ltd.	22,000	105,775
Funai Electric Co., Ltd.	3,300	117,539
*Furukawa Co., Ltd.	57,000	60,732
Furukawa Electric Co., Ltd.	11,000	48,913
*Furukawa-Sky Aluminum Corp.	12,000	32,358
Furusato Industries, Ltd.	600	3,425
Fuso Pharmaceutical Industries, Ltd.	12,000	37,921
Futaba Corp.	2,900	52,337
*Futaba Industrial Co., Ltd.	5,100	35,248
Fuyo General Lease Co., Ltd.	2,500	57,302
Gakken Holdings Co., Ltd.	7,000	14,612
Gecoss Corp.	5,100	18,646
GEO Co., Ltd.	43	52,491
GLOBERIDE, Inc.	5,000	5,604
Glory, Ltd.	4,400	102,436
GMO Internet, Inc.	5,000	19,208
Godo Steel, Ltd.	9,000	21,656
*Goldcrest Co., Ltd.	2,280	46,558
#*Goldwin, Inc.	7,000	14,186
Gourmet Kineya Co., Ltd.	1,000	5,955
Gulliver International Co., Ltd.	920	45,159
Gun Ei Chemical Industry Co., Ltd.	12,000	29,597
Gunma Bank, Ltd. (The)	39,000	209,013
Gunze, Ltd.	29,000	90,123
#*H2O Retailing Corp.	12,000	74,470
Hachijuni Bank, Ltd. (The)	22,000	125,632
*Hakudo Co., Ltd.	1,500	14,090
Hakuhodo Dy Holdings, Inc.	1,780	90,309
Hakuto Co., Ltd.	2,100	19,511
Hamakyorex Co., Ltd.	100	2,339
Hamamatsu Photonics K.K.	1,400	40,980
Hankyu Hanshin Holdings, Inc.	4,000	18,076
Hanwa Co., Ltd.	24,000	96,901
Harashin Narus Holdings Co., Ltd.	3,000	33,987
Haruyama Trading Co., Ltd.	300	1,352
#*Haseko Corp.	15,500	12,527
*Hayashikane Sangyo Co., Ltd.	1,000	1,098
*Heiwa Corp.	1,700	18,939
Heiwa Real Estate Co., Ltd.	27,000	64,554
Heiwado Co., Ltd.	4,500	56,006
Hibiya Engineering, Ltd.	2,400	21,011
Hiday Hidaka Corp.	1,600	19,790
Higashi-Nippon Bank, Ltd.	24,000	46,178
Higo Bank, Ltd. (The)	27,000	147,597
#Hikari Tsushin, Inc.	3,800	68,579
Hino Motors, Ltd.	34,000	149,264
Hioki EE Corp.	500	9,713
Hirose Electric Co., Ltd.	200	20,211
#Hiroshima Bank, Ltd. (The)	45,000	176,780
HIS Co., Ltd.	1,300	29,789
#Hisaka Works, Ltd.	3,000	32,524
Hisamitsu Pharmaceutical Co., Inc.	600	23,323
Hitachi Business Solution Co., Ltd.	200	1,617
Hitachi Cable, Ltd.	27,000	73,946
Hitachi Capital Corp.	3,100	41,117
#Hitachi Construction Machinery Co., Ltd.	1,500	30,481
Hitachi High-Technologies Corp.	5,600	107,030
Hitachi Koki Co., Ltd.	4,800	42,675

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Hitachi Kokusai Electric, Inc.	3,000	$24,203
Hitachi Medical Corp.	2,000	16,243
Hitachi Tool Engineering, Ltd.	4,800	51,283
Hitachi Transport System, Ltd.	4,400	63,620
#Hitachi Zosen Corp.	35,000	49,762
#*Hitachi, Ltd. Sponsored ADR	2,900	121,307
Hodogaya Chemical Co., Ltd.	11,000	35,664
Hogy Medical Co., Ltd.	500	23,966
Hokkaido Gas Co., Ltd.	1,000	2,950
Hokkan Holdings, Ltd.	8,000	21,225
Hokko Chemical Industry Co., Ltd.	2,000	5,699
Hokkoku Bank, Ltd. (The)	38,000	149,476
Hokuetsu Bank, Ltd. (The)	31,000	51,192
Hokuetsu Kishu Paper Co., Ltd.	9,500	46,882
*Hokuhoku Financial Group, Inc.	82,000	144,848
Hokuto Corp.	1,800	35,472
Honda Motor Co., Ltd. Sponsored ADR	12,559	398,999
Horiba, Ltd.	2,200	59,452
Hosiden Corp.	6,700	71,558
Hosokawa Micron Corp.	4,000	14,457
#House Foods Corp.	6,800	99,344
*Howa Machinery, Ltd.	10,000	9,502
Hyakugo Bank, Ltd. (The)	32,000	140,597
Hyakujishi Bank, Ltd. (The)	28,000	105,015
*IBJ Leasing Co., Ltd.	4,000	75,116
Ichibanya Co., Ltd.	400	10,278
*Ichikoh Industries, Ltd.	24,000	46,547
*ICHINEN HOLDINGS CO., LTD.	1,000	4,322
Ichiyoshi Securities Co., Ltd.	2,100	13,939
Icom, Inc.	900	22,265
Idec Corp.	4,600	46,153
Idemitsu Kosan Co., Ltd.	1,700	126,608
Ihara Chemical Industry Co., Ltd.	7,000	19,086
IHI Corp.	47,000	82,623
Iida Home Max	6,600	56,372
Iino Kaiun Kaisha, Ltd.	10,200	51,442
Ikyu Corp.	47	31,183
Imasen Electric Industrial Co., Ltd.	3,600	46,803
Imperial Hotel, Ltd.	200	4,381
Inaba Denki Sangyo Co., Ltd.	1,800	44,586
Inaba Seisakusho Co., Ltd.	1,600	16,414
Inabata & Co., Ltd.	3,100	14,420
Inageya Co., Ltd.	3,000	31,661
Ines Corp.	10,100	65,455
#*Inpex Corp.	16	78,270
Intage, Inc.	500	9,760
Inui Steamship Co., Ltd.	5,700	36,581
#*Iseki & Co., Ltd.	7,000	18,207
Isetan Mitsukoshi Holdings, Ltd.	16,500	155,853
*Ishihara Sangyo Kaisha, Ltd.	43,000	32,297
Ishii Iron Works Co., Ltd.	3,000	5,229
Isuzu Motors, Ltd.	96,000	281,929
IT Holdings Corp.	3,600	42,878
ITOCHU Corp.	15,000	116,744
Itochu Enex Co., Ltd.	8,200	41,067
Itochu Techno-Solutions Corp.	600	21,906
Itochu-Shokuhin Co., Ltd.	800	26,644
Itoham Foods, Inc.	25,000	92,525
Itoki Corp.	4,300	12,414
*Iwasaki Electric Co., Ltd.	1,000	1,821
Iwatani International Corp.	6,000	16,886

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Iyo Bank, Ltd. (The)	14,000	$123,928
Izumiya Co., Ltd.	10,000	43,910
J Front Retailing Co., Ltd.	40,000	180,548
*Janome Sewing Machine Co., Ltd.	23,000	17,335
*Japan Airport Terminal Co., Ltd.	7,100	109,355
Japan Aviation Electronics Industry, Ltd.	10,000	63,985
Japan Business Computer Co., Ltd.	6,000	35,512
Japan Cash Machine Co., Ltd.	2,000	16,218
Japan Digital Laboratory Co., Ltd.	2,000	20,456
Japan Petroleum Exploration Co., Ltd.	300	11,797
Japan Pulp & Paper Co., Ltd.	7,000	23,659
Japan Radio Co., Ltd.	17,000	41,645
#Japan Steel Works, Ltd. (The)	1,000	9,661
Japan Transcity Corp.	7,000	20,830
Japan Vilene Co., Ltd.	6,000	26,503
Japan Wool Textile Co., Ltd. (The)	8,000	59,759
Jastec Co., Ltd.	1,900	10,855
Jeol, Ltd.	9,000	30,482
JFE Holdings, Inc.	800	24,742
JFE Shoji Holdings, Inc.	22,000	90,329
JMS Co., Ltd.	7,000	26,374
Joban Kosan Co., Ltd.	16,000	23,326
J-Oil Mills, Inc.	12,000	35,895
#Joshin Denki Co., Ltd.	5,000	48,757
Joyo Bank, Ltd. (The)	31,000	125,227
JS Group Corp.	7,200	145,093
JSP Corp.	6,600	71,288
JSR Corp.	3,200	55,808
JTEKT Corp.	12,600	121,944
#*Juki Corp.	17,000	31,034
Juroku Bank, Ltd.	40,000	136,736
*JVC Kenwood Holdings, Inc.	6,270	21,435
*JX Holdings, Inc.	35,570	192,682
K.R.S. Corp.	1,700	17,296
Kadokawa Holdings, Inc.	2,600	54,231
Kaga Electronics Co., Ltd.	2,500	25,720
Kagoshima Bank, Ltd. (The)	13,000	81,107
#Kajima Corp.	76,843	182,455
Kakaku.com, Inc.	5	23,224
Kaken Pharmaceutical Co., Ltd.	2,000	19,768
Kameda Seika Co., Ltd.	200	3,916
Kamei Corp.	9,000	40,072
Kamigumi Co., Ltd.	21,000	164,608
Kandenko Co., Ltd.	10,000	59,211
Kaneka Corp.	30,000	185,269
*Kanematsu Corp.	14,000	11,179
*Kanematsu Electronics, Ltd.	2,100	19,547
*Kansai Paint Co., Ltd.	2,000	16,984
Kanto Auto Works, Ltd.	4,900	36,472
Kanto Natural Gas Development Co., Ltd.	3,000	15,214
Kasumi Co., Ltd.	5,000	26,418
Katakura Industries Co., Ltd.	2,500	22,687
Kato Sangyo Co., Ltd.	3,700	56,168
Kato Works Co., Ltd.	19,000	38,719
KAWADA TECHNOLOGIES, Inc.	200	3,429
#Kawasaki Heavy Industries, Ltd.	24,000	59,907
*Kawasaki Kisen Kaisha, Ltd.	47,000	200,309
Kawasumi Laboratories, Inc.	5,000	32,716
Kayaba Industry Co., Ltd.	30,000	118,224
Keihan Electric Railway Co., Ltd.	9,000	39,172
Keihin Corp.	3,900	70,367

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
#Keihin Electric Express Railway Co., Ltd.	4,000	$37,240
Keio Corp.	2,000	13,445
*Keisei Electric Railway Co., Ltd.	3,000	18,083
*Keiyo Bank, Ltd. (The)	28,000	140,046
#Keiyo Co., Ltd.	3,000	16,111
#*Kenedix, Inc.	189	31,747
Kewpie Corp.	5,000	59,949
#Key Coffee, Inc.	2,900	51,232
Kikkoman Corp.	3,000	31,713
Kimoto Co., Ltd.	100	535
Kinden Corp.	11,000	99,151
Kintetsu World Express, Inc.	1,800	44,517
Kinugawa Rubber Industrial Co., Ltd.	1,000	4,526
Kirin Holdings Co., Ltd.	5,000	66,631
Kisoji Co., Ltd.	2,500	52,358
Kissei Pharmaceutical Co., Ltd.	4,000	76,742
*Kitagawa Iron Works Co., Ltd.	22,000	34,880
Kita-Nippon Bank, Ltd. (The)	800	19,435
Kitano Construction Corp.	17,000	41,724
*Kito Corp.	12	12,540
Kitz Corp.	18,000	90,093
Kiyo Holdings, Inc.	97,000	129,165
Koa Corp.	3,100	34,115
Koatsu Gas Kogyo Co., Ltd.	3,000	17,308
*Kobe Steel, Ltd.	43,000	90,007
#Kohnan Shoji Co., Ltd.	4,700	50,831
*Koito Industries, Ltd.	4,000	7,232
Koito Manufacturing Co., Ltd.	7,000	101,863
#Kojima Co., Ltd.	3,000	17,624
Kokuyo Co., Ltd.	13,600	109,993
Komatsu Seiren Co., Ltd.	9,000	34,641
Komatsu Wall Industry Co., Ltd.	1,800	18,098
Komeri Co., Ltd.	1,100	25,818
Komori Corp.	6,900	71,237
Konaka Co., Ltd.	1,600	4,510
Konami Corp. ADR	200	3,080
Konica Minolta Holdings, Inc.	8,000	83,800
Konishi Co., Ltd.	2,500	27,302
*Kose Corp.	1,300	30,151
K’s Holdings Corp.	2,880	63,389
KU Holdings Co., Ltd.	400	1,369
Kubota Corp. Sponsored ADR	1,800	71,388
*Kumagai Gumi Co., Ltd.	34,000	23,202
Kumiai Chemical Industry Co., Ltd.	10,000	25,216
Kurabo Industries, Ltd.	13,000	20,761
Kureha Corp.	21,000	105,506
*Kurimoto, Ltd.	14,000	18,848
Kurita Water Industries, Ltd.	200	5,533
Kuroda Electric Co., Ltd.	2,900	40,761
#Kurosaki Harima Corp.	15,000	55,787
Kyocera Corp. Sponsored ADR	1,252	111,979
Kyodo Printing Co., Ltd.	9,000	21,683
*Kyoei Steel, Ltd.	2,400	40,162
Kyoei Tanker Co., Ltd.	4,000	8,126
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	19,523
Kyokuto Securities Co., Ltd.	4,200	34,163
Kyokuyo Co., Ltd.	9,000	18,760
*KYORIN Holdings, Inc.	3,000	41,901
*Kyoritsu Maintenance Co., Ltd.	2,000	29,190
Kyosan Electric Manufacturing Co., Ltd.	5,000	22,053
Kyowa Exeo Corp.	6,500	60,076

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Kyowa Hakko Kirin Co., Ltd.	10,000	$102,528
Kyudenko Corp.	5,000	27,403
*Laox Co., Ltd.	13,000	15,065
#*Leopalace21 Corp.	14,300	31,556
Life Corp.	1,000	15,155
Lintec Corp.	6,400	123,671
Mabuchi Motor Co., Ltd.	1,400	70,298
Macnica, Inc.	3,000	65,576
Maeda Corp.	17,000	45,251
Maeda Road Construction Co., Ltd.	8,000	64,616
Maezawa Kasei Industries Co., Ltd.	3,200	31,656
Maezawa Kyuso Industries Co., Ltd.	2,100	25,342
*Makino Milling Machine Co., Ltd.	13,000	78,247
Makita Corp. Sponsored ADR	1,988	56,439
Mandom Corp.	900	24,970
#Mars Engineering Corp.	200	3,466
Marubeni Corp.	53,385	286,431
Marubun Corp.	5,600	31,198
Marudai Food Co., Ltd.	12,000	35,337
Maruetsu, Inc. (The)	11,000	39,687
Maruha Nichiro Holdings, Inc.	35,000	56,000
Marui Group Co., Ltd.	23,500	164,838
Maruichi Steel Tube, Ltd.	4,700	93,631
Marusan Securities Co., Ltd.	9,300	52,044
Maruwa Co., Ltd.	1,800	41,448
Maruwn Corp.	5,100	12,986
*Maruyama Manufacturing Co, Inc.	6,000	11,632
Maruzen Showa Unyu Co., Ltd.	6,000	19,641
Maspro Denkoh Corp.	2,200	21,224
Matsui Construction Co., Ltd.	7,000	27,375
#*Matsuya Co., Ltd.	2,100	15,094
Matsuya Foods Co., Ltd.	2,100	30,383
Max Co., Ltd.	2,000	23,865
Maxvalu Tokai Co., Ltd.	1,500	17,415
Mazda Motor Corp.	77,000	185,955
Medipal Holdings Corp.	8,000	92,703
#Megachips Corp.	1,100	16,721
Megmilk Snow Brand Co., Ltd.	2,300	42,695
#*Meidensha Corp.	13,000	40,399
#Meiji Holdings Co., Ltd.	2,850	122,296
Meitec Corp.	600	10,107
#Meito Sangyo Co., Ltd.	1,100	15,384
*Meiwa Trading Co., Ltd.	1,500	3,892
Melco Holdings, Inc.	4,000	135,982
#Mercian Corp.	12,000	21,426
Michinoku Bank, Ltd. (The)	12,000	24,260
Mikuni Coca-Cola Bottling Co., Ltd.	2,900	24,012
Mimasu Semiconductor Industry Co., Ltd.	1,200	14,059
Minato Bank, Ltd. (The)	33,000	49,198
#Ministop Co., Ltd.	2,400	33,203
Miraca Holdings, Inc.	800	23,716
*Misawa Homes Co., Ltd.	2,500	12,218
Misumi Group, Inc.	3,400	65,119
Mito Securities Co., Ltd.	14,000	26,937
*Mitsuba Corp.	3,000	15,007
Mitsubishi Chemical Holdings Corp.	32,500	167,276
Mitsubishi Corp.	12,500	269,778
Mitsubishi Gas Chemical Co., Inc.	39,789	222,898
Mitsubishi Heavy Industries, Ltd.	49,000	183,365
Mitsubishi Kakoki Kaisha, Ltd.	7,000	15,689
Mitsubishi Logistics Corp.	10,000	114,767

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Mitsubishi Materials Corp.	70,800	$188,323
*Mitsubishi Paper Mills, Ltd.	31,000	35,802
Mitsubishi Pencil Co., Ltd.	4,125	60,279
Mitsubishi Steel Manufacturing Co., Ltd.	20,000	41,897
Mitsubishi Tanabe Pharma Corp.	11,000	160,880
Mitsubishi UFJ Financial Group, Inc.	208,200	1,031,420
Mitsubishi UFJ Financial Group, Inc. ADR	16,850	83,913
Mitsuboshi Belting, Ltd.	8,000	36,237
Mitsui & Co., Ltd.	18,700	239,916
#Mitsui & Co., Ltd. Sponsored ADR	471	121,217
Mitsui Chemicals, Inc.	33,000	97,574
*Mitsui Engineering & Shipbuilding Co., Ltd.	31,000	64,447
Mitsui Fudosan Co., Ltd.	2,000	29,596
*Mitsui High-Tec, Inc.	3,200	22,315
Mitsui Home Co., Ltd.	6,000	29,050
Mitsui Knowledge Industry Co., Ltd.	78	13,886
Mitsui Matsushima Co., Ltd.	29,000	45,902
Mitsui Mining & Smelting Co., Ltd.	73,000	199,568
Mitsui O.S.K. Lines, Ltd.	2,000	13,517
Mitsui Sugar Co., Ltd.	17,000	59,142
Mitsui-Soko Co., Ltd.	8,000	28,090
Mitsumi Electric Co., Ltd.	7,100	118,536
Mitsuuroko Co., Ltd.	3,000	18,190
Miura Co., Ltd.	700	16,480
*Miyachi Corp.	600	3,480
Miyazaki Bank, Ltd. (The)	18,000	48,984
Miyoshi Oil & Fat Co., Ltd.	3,000	4,676
Mizuho Financial Group, Inc.	109,200	177,018
*Mizuho Investors Securities Co., Ltd.	42,000	42,654
Mizuho Securities Co., Ltd.	43,000	97,552
Mizuno Corp.	12,000	54,105
Mochida Pharmaceutical Co., Ltd.	3,000	30,149
Monex Group, Inc.	33	13,626
#*Mori Seiki Co., Ltd.	7,600	74,304
Morinaga & Co., Ltd.	18,000	41,227
Morinaga Milk Industry Co., Ltd.	22,000	83,502
Morita Holdings Corp.	5,000	26,088
Mory Industries, Inc.	3,000	11,453
MOS Food Services, Inc.	1,400	23,998
MR Max Corp.	8,900	38,851
MS&AD Insurance Group Holdings, Inc.	9,782	216,465
Murata Manufacturing Co., Ltd.	1,100	54,359
*Musashino Bank, Ltd.	4,300	121,195
Nabtesco Corp.	10,000	157,939
#Nachi-Fujikoshi Corp.	27,000	80,337
*Nagaileben Co., Ltd.	900	21,966
Nagano Bank, Ltd. (The)	12,000	23,376
Nagase & Co., Ltd.	12,000	131,550
Nagoya Railroad Co., Ltd.	11,000	32,705
Nakamuraya Co., Ltd.	4,000	19,959
*Nakayama Steel Works, Ltd.	11,000	16,136
Namco Bandai Holdings, Inc.	15,900	142,178
#Nankai Electric Railway Co., Ltd.	9,000	37,595
Nanto Bank, Ltd. (The)	18,000	93,687
*Natori Co., Ltd.	700	6,515
NEC Capital Solutions, Ltd.	1,400	17,539
NEC Corp.	132,000	355,700
NEC Fielding, Ltd.	1,600	18,394
NEC Mobiling, Ltd.	3,000	83,296
*NEC Networks & System Integration Corp.	2,400	31,173
Net One Systems Co., Ltd.	27	33,081

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Neturen Co., Ltd.	4,300	$31,676
NGK Insulators, Ltd.	2,000	33,741
NGK Spark Plug Co., Ltd.	4,000	51,524
NHK Spring Co., Ltd.	21,000	192,775
Nice Holdings, Inc.	9,000	18,402
Nichia Steel Works, Ltd.	10,000	23,986
Nichias Corp.	11,000	44,912
Nichiban Co., Ltd.	9,000	31,492
#Nichicon Corp.	8,600	110,971
Nichiden Corp.	1,400	41,904
Nichiha Corp.	6,300	53,524
Nichii Gakkan Co.	5,400	46,566
Nichirei Corp.	34,000	146,391
Nidec Sankyo Corp.	6,000	49,174
Nidec Tosok Corp.	300	6,686
Nifco, Inc.	2,800	63,552
*NIFTY Corp.	2	1,802
#Nihon Dempa Kogyo Co., Ltd.	2,400	42,028
Nihon Kohden Corp.	2,100	38,808
Nihon Nohyaku Co., Ltd.	7,000	31,811
Nihon Parkerizing Co., Ltd.	3,000	38,546
Nihon Unisys, Ltd.	2,600	18,529
Nihon Yamamura Glass Co., Ltd.	9,000	24,484
Nikkiso Co., Ltd.	8,000	62,094
Nikko Co., Ltd.	2,000	5,460
Nikon Corp.	1,000	17,418
Nippo Corp.	9,000	62,525
Nippon Beet Sugar Manufacturing Co., Ltd.	18,000	40,415
*Nippon Carbide Industries Co., Inc.	11,000	19,957
Nippon Carbon Co., Ltd.	16,000	45,685
Nippon Ceramic Co., Ltd.	2,000	28,533
Nippon Chemical Industrial Co., Ltd.	18,000	41,066
*Nippon Chemi-Con Corp.	16,000	79,467
Nippon Chemiphar Co., Ltd.	5,000	17,024
#Nippon Coke & Engineering Co., Ltd.	28,000	41,251
Nippon Denko Co., Ltd.	11,000	65,291
Nippon Densetsu Kogyo Co., Ltd.	6,000	59,656
Nippon Denwa Shisetu Co., Ltd.	10,000	31,185
Nippon Electric Glass Co., Ltd.	6,000	76,248
Nippon Express Co., Ltd.	36,000	145,971
Nippon Filcon Co., Ltd.	1,800	9,153
Nippon Fine Chemical Co., Ltd.	4,800	30,278
Nippon Flour Mills Co., Ltd.	12,000	62,410
Nippon Gas Co., Ltd.	2,700	40,146
Nippon Hume Corp.	2,000	5,923
Nippon Kayaku Co., Ltd.	17,000	152,829
Nippon Koei Co., Ltd.	12,000	33,898
Nippon Konpo Unyu Soko Co., Ltd.	9,000	106,834
*Nippon Light Metal Co., Ltd.	53,000	77,988
Nippon Meat Packers, Inc.	13,000	170,556
#Nippon Metal Industry Co., Ltd.	10,000	13,390
#Nippon Paint Co., Ltd.	11,000	64,677
Nippon Paper Group, Inc.	3,924	104,401
Nippon Pillar Packing Co., Ltd.	3,000	17,338
*Nippon Piston Ring Co., Ltd.	10,000	13,566
Nippon Road Co., Ltd. (The)	12,000	26,063
Nippon Seiki Co., Ltd.	8,000	87,737
Nippon Seisen Co., Ltd.	1,000	5,250
Nippon Sheet Glass Co., Ltd.	62,000	152,399
Nippon Shinyaku Co., Ltd.	8,000	98,162
Nippon Shokubai Co., Ltd.	14,000	145,056

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Signal Co., Ltd.	6,900	$51,685
Nippon Soda Co., Ltd.	15,000	53,236
*Nippon Steel Corp.	12,000	40,930
Nippon Suisan Kaisha, Ltd.	31,200	106,231
Nippon Synthetic Chemical Industry Co., Ltd. (The)	5,000	30,316
Nippon Television Network Corp.	280	39,125
Nippon Thompson Co., Ltd.	10,000	66,048
Nippon Valqua Industries, Ltd.	16,000	38,559
#*Nippon Yakin Kogyo Co., Ltd.	16,000	50,892
Nippon Yusen K.K.	63,217	267,024
Nipro Corp.	4,700	91,315
Nishimatsu Construction Co., Ltd.	56,000	68,969
*Nishimatsuya Chain Co., Ltd.	1,900	17,698
Nishi-Nippon Bank, Ltd.	76,000	220,754
Nishi-Nippon Railroad Co., Ltd.	5,000	20,828
*Nissan Motor Co., Ltd.	37,900	290,175
Nissan Shatai Co., Ltd.	7,000	49,564
Nissei Corp.	5,400	40,202
Nissen Holdings Co., Ltd.	7,300	26,852
Nisshin Oillio Group, Ltd. (The)	15,000	75,013
#Nisshin Seifun Group, Inc.	9,000	109,929
Nisshin Steel Co., Ltd.	74,000	124,059
Nisshinbo Holdings, Inc.	17,000	175,738
Nissin Corp.	9,000	20,462
*Nissin Electric Co., Ltd.	4,000	19,347
Nissin Foods Holdings Co., Ltd.	1,000	34,940
*Nissin Kogyo Co., Ltd.	3,300	48,142
Nissui Pharmaceutical Co., Ltd.	3,400	26,533
Nitori Co., Ltd.	300	25,844
Nitta Corp.	3,300	51,324
Nittetsu Mining Co., Ltd.	18,000	61,438
#Nitto Boseki Co., Ltd.	33,000	75,911
Nitto Denko Corp.	3,500	121,088
Nitto Kogyo Corp.	3,400	30,492
Nitto Kohki Co., Ltd.	2,400	53,389
Nitto Seiko Co., Ltd.	7,000	23,606
*Nittoc Construction Co., Ltd.	2,000	1,201
*NKSJ Holdings, Inc.	20,200	118,074
#Noevir Co., Ltd.	3,900	45,357
NOF Corp.	28,000	115,246
Nohmi Bosai, Ltd.	4,000	22,957
NOK Corp.	15,000	245,126
Nomura Co., Ltd.	9,000	30,526
Nomura Holdings, Inc.	57,500	323,340
Nomura Holdings, Inc. ADR	7,820	44,027
*Nomura Real Estate Holdings, Inc.	9,900	121,732
Nomura Research Institute, Ltd.	1,100	21,833
Noritake Co., Ltd.	15,000	53,690
Noritsu Koki Co., Ltd.	5,600	37,935
Noritz Corp.	1,700	30,915
NS Solutions Corp.	1,100	20,381
NSD Co., Ltd.	1,900	20,558
NSK, Ltd.	36,000	255,501
NTN Corp.	46,000	199,162
NTT DoCoMo, Inc.	19	30,186
NTT DoCoMo, Inc. Sponsored ADR	3,100	49,321
*Obara Corp.	500	5,412
Obayashi Corp.	32,000	136,295
Obayashi Road Corp.	6,000	12,291
Obic Co., Ltd.	190	35,871
#Oenon Holdings, Inc.	11,000	23,697

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Ogaki Kyoritsu Bank, Ltd. (The)	34,000	$108,075
*Ohara, Inc.	1,200	18,815
Oiles Corp.	1,080	17,782
Oita Bank, Ltd. (The)	22,000	68,810
Oji Paper Co., Ltd.	36,000	173,741
Okabe Co., Ltd.	6,500	27,680
Okamoto Industries, Inc.	5,000	20,568
Okamura Corp.	4,000	23,291
Okasan Securities Group, Inc.	25,000	94,393
#*Oki Electric Industry Co., Ltd.	41,000	32,708
Okinawa Electric Power Co., Ltd.	700	35,834
*OKUMA Corp.	18,000	108,264
Okumura Corp.	22,000	78,740
*Okura Industrial Co., Ltd.	5,000	14,332
Okuwa Co., Ltd.	1,000	9,420
O-M, Ltd.	4,000	11,569
Omron Corp.	2,400	57,916
Ono Pharmaceutical Co., Ltd.	1,100	45,576
ONO Sokki Co., Ltd.	1,000	3,005
Onoken Co., Ltd.	4,800	42,581
#Onward Holdings Co., Ltd.	12,000	90,207
Optex Co., Ltd.	2,700	27,893
Organo Corp.	7,000	44,822
Osaka Steel Co., Ltd.	1,200	18,572
Osaka Titanium Technologies Co., Ltd.	1,600	68,256
Osaki Electric Co., Ltd.	7,000	60,532
OSG Corp.	6,400	70,321
Oyo Corp.	2,100	15,893
Pacific Industrial Co., Ltd.	8,000	36,972
#Pacific Metals Co., Ltd.	13,000	93,150
Pack Corp. (The)	1,500	28,365
Pal Co., Ltd.	2,150	86,714
PanaHome Corp.	12,000	73,595
Panasonic Corp. Sponsored ADR	22,995	304,914
Panasonic Electric Works Co., Ltd.	10,000	126,771
Paramount Bed Co., Ltd.	2,000	46,971
Parco Co., Ltd.	9,400	68,353
#Paris Miki Holdings, Inc.	1,800	14,352
Park24 Co., Ltd.	2,100	22,478
Penta-Ocean Construction Co., Ltd.	36,500	50,242
PGM Holdings K.K.	67	41,078
Pigeon Corp.	1,400	51,575
Pilot Corp.	17	29,317
Piolax, Inc.	700	13,397
*Pioneer Electronic Corp.	22,000	80,264
*Plenus Co., Ltd.	2,800	43,387
*Press Kogyo Co., Ltd.	7,000	20,265
Prima Meat Packers, Ltd.	35,000	39,203
Raito Kogyo Co., Ltd.	11,300	24,674
#*Rasa Industries, Ltd.	9,000	8,207
*Renesas Electronics Corp.	2,500	23,822
Rengo Co., Ltd.	19,000	122,698
*Renown, Inc.	4,800	13,618
Resorttrust, Inc.	1,500	21,536
Rhythm Watch Co., Ltd.	21,000	34,935
Ricoh Co., Ltd.	12,000	165,730
Ricoh Leasing Co., Ltd.	1,900	45,757
Right On Co., Ltd.	3,000	17,944
Riken Corp.	7,000	24,381
Riken Keiki Co., Ltd.	6,300	41,717
Riken Technos Corp.	16,000	43,278

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Riken Vitamin Co., Ltd.	100	$2,789
Ringer Hut Co., Ltd.	1,400	16,414
Rinnai Corp.	700	37,495
#RISA Partners, Inc.	17	7,473
*Riso Kagaku Corp.	200	1,896
Rock Field Co., Ltd.	2,600	36,241
Rohm Co., Ltd.	5,100	321,399
Roland Corp.	1,500	17,740
Roland DG Corp.	3,300	43,216
Round One Corp.	5,100	22,944
Royal Holdings Co., Ltd.	3,600	36,065
*Ryobi, Ltd.	27,000	88,462
Ryoden Trading Co., Ltd.	3,000	17,100
#*Ryohin Keikaku Co., Ltd.	900	33,216
Ryosan Co., Ltd.	4,100	104,553
Ryoyo Electro Corp.	1,800	19,215
S Foods, Inc.	1,000	8,408
Saibu Gas Co., Ltd.	7,000	19,450
Saizeriya Co., Ltd.	1,400	26,320
Sakai Chemical Industry Co., Ltd.	7,000	27,846
Sakata INX Corp.	12,000	51,848
Sakata Seed Corp.	5,500	74,001
Sala Corp.	6,500	39,314
San-A Co., Ltd.	1,700	62,481
San-Ai Oil Co., Ltd.	5,000	19,369
Sanden Corp.	25,000	81,853
Sanei-International Co., Ltd.	3,700	47,437
San-in Godo Bank, Ltd. (The)	20,000	146,891
Sankei Building Co., Ltd.	7,600	39,829
*Sanken Electric Co., Ltd.	18,000	70,523
Sanki Engineering Co., Ltd.	8,000	63,246
Sanko Metal Industrial Co., Ltd.	8,000	15,240
*Sankyo Co., Ltd.	2,900	141,800
Sankyo Seiko Co., Ltd.	3,000	8,539
*Sankyo-Tateyama Holdings, Inc.	16,000	19,339
*Sankyu, Inc.	4,000	16,834
Sanoh Industrial Co., Ltd.	10,100	78,085
Sanshin Electronics Co., Ltd.	2,300	19,391
Santen Pharmaceutical Co., Ltd.	600	20,084
Sanwa Holdings Corp.	24,000	76,751
Sanyo Chemical Industries, Ltd.	5,000	34,693
Sanyo Denki Co., Ltd.	12,000	63,551
Sanyo Shokai, Ltd.	21,000	83,783
#*Sanyo Special Steel Co., Ltd.	17,000	87,808
Sapporo Hokuyo Holdings, Inc.	34,400	162,952
Sapporo Holdings, Ltd.	4,000	19,217
Sato Corp.	4,100	51,423
Sato Shoji Corp.	4,500	27,467
Satori Electric Co., Ltd.	1,200	9,314
SBI Holdings, Inc.	1,472	195,293
Scroll Corp.	6,900	24,597
Secom Joshinetsu Co., Ltd.	200	5,068
Sega Sammy Holdings, Inc.	4,700	69,121
Seibu Electric Industry Co., Ltd.	2,000	7,518
Seika Corp.	18,000	40,000
Seikagaku Corp.	3,900	39,278
Seiko Epson Corp.	12,350	161,856
*Seiko Holdings Corp.	5,000	15,751
*Seiko PMC Corp.	300	944
Seino Holdings Co., Ltd.	17,000	114,020
Seiren Co., Ltd.	5,200	31,387

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Sekisui Chemical Co., Ltd.	20,000	$134,938
Sekisui House, Ltd.	27,440	243,055
Sekisui Jushi Co., Ltd.	4,000	38,844
Sekisui Plastics Co., Ltd.	10,000	52,462
#Senko Co., Ltd.	18,000	56,518
Senshu Electric Co., Ltd.	400	3,933
Senshukai Co., Ltd.	2,300	13,273
Seven & I Holdings Co., Ltd.	5,500	131,280
Sharp Corp.	12,000	131,373
*Shibaura Mechatronics Corp.	4,000	16,010
Shibusawa Warehouse Co., Ltd.	5,000	16,826
Shibuya Kogyo Co., Ltd.	3,200	29,389
Shiga Bank, Ltd.	25,000	152,500
#Shikibo, Ltd.	27,000	32,772
Shikoku Bank, Ltd.	22,000	70,232
Shikoku Chemicals Corp.	7,000	37,219
Shima Seiki Manufacturing Co., Ltd.	2,700	59,454
#Shimachu Co., Ltd.	5,300	96,515
Shimadzu Corp.	4,000	30,585
Shimano, Inc.	400	20,275
#Shimizu Bank, Ltd.	400	16,642
Shimizu Corp.	44,000	165,879
Shin Nippon Air Technologies Co., Ltd.	3,200	22,173
Shin Nippon Biomedical Laboratories, Ltd.	3,600	15,362
Shinagawa Refractories Co., Ltd.	14,000	38,006
*Shindengen Electric Manufacturing Co., Ltd.	19,000	72,457
Shin-Etsu Polymer Co., Ltd.	5,700	33,620
Shinkawa, Ltd.	1,400	18,560
Shin-Keisei Electric Railway Co., Ltd.	5,000	20,449
Shinko Electric Industries Co., Ltd.	2,200	29,052
Shinko Plantech Co., Ltd.	2,700	25,070
Shinko Shoji Co., Ltd.	6,100	53,721
Shinmaywa Industries, Ltd.	10,000	36,900
#*Shinsei Bank, Ltd.	77,000	70,830
Shinsho Corp.	8,000	16,726
#Shinwa Kaiun Kaisha, Ltd.	19,000	50,212
Shionogi & Co., Ltd.	1,000	20,445
SHIP HEALTHCARE HOLDINGS, Inc.	70	46,974
Shiroki Corp.	11,000	25,034
Shizuoka Bank, Ltd.	30,000	249,275
Shizuoka Gas Co., Ltd.	7,000	47,017
Shochiku Co., Ltd.	2,000	13,629
Shoko Co., Ltd.	3,000	4,466
*Showa Corp.	3,100	17,193
Showa Denko K.K.	73,000	144,245
Showa Sangyo Co., Ltd.	6,000	18,601
Showa Shell Sekiyu K.K.	4,400	32,381
Sinanen Co., Ltd.	4,000	16,569
Sinfonia Technology Co., Ltd.	16,000	33,963
Sintokogio, Ltd.	8,000	60,515
SKY Perfect JSAT Holdings, Inc.	214	75,612
#SMK Corp.	9,000	43,790
*Sodick Co., Ltd.	6,500	19,574
Sogo Medical Co., Ltd.	800	21,767
Sohgo Security Services Co., Ltd.	7,500	75,842
Sojitz Corp.	110,400	175,089
*So-net Entertainment Corp.	6	14,460
Sony Corp. Sponsored ADR	16,365	510,915
Sotoh Co., Ltd.	1,500	13,961
Space Co., Ltd.	600	4,292
Square Enix Holdings Co., Ltd.	1,400	26,932

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
SRA Holdings	600	$5,512
SRI Sports, Ltd.	46	46,845
St Marc Holdings Co., Ltd.	700	26,333
Stanley Electric Co., Ltd.	3,800	65,667
Star Micronics Co., Ltd.	5,400	57,356
Starzen Co., Ltd.	7,000	19,461
Studio Alice Co., Ltd.	400	3,424
Sumida Corp.	5,400	53,504
*Sumikin Bussan Corp.	14,000	30,181
Suminoe Textile Co., Ltd.	9,000	16,795
Sumisho Computer Systems Corp.	3,800	58,314
Sumitomo Bakelite Co., Ltd.	25,000	130,233
#Sumitomo Chemical Co., Ltd.	35,000	151,566
Sumitomo Corp.	18,000	191,043
Sumitomo Densetsu Co., Ltd.	7,100	30,706
Sumitomo Electric Industries, Ltd.	16,000	186,621
Sumitomo Forestry Co., Ltd.	14,500	111,292
Sumitomo Heavy Industries, Ltd.	12,000	70,208
*Sumitomo Light Metal Industries, Ltd.	16,000	16,711
Sumitomo Metal Industries, Ltd.	6,000	14,489
Sumitomo Metal Mining Co., Ltd.	7,000	93,099
*Sumitomo Mitsui Construction Co., Ltd.	27,400	21,912
Sumitomo Mitsui Financial Group, Inc.	23,700	730,416
Sumitomo Osaka Cement Co., Ltd.	43,000	80,492
Sumitomo Pipe & Tube Co., Ltd.	3,700	20,555
#Sumitomo Precision Products Co., Ltd.	7,000	22,753
Sumitomo Rubber Industries, Ltd.	1,900	18,779
Sumitomo Seika Chemicals Co., Ltd.	9,000	35,832
Sumitomo Trust & Banking Co., Ltd.	19,000	105,148
Sumitomo Warehouse Co., Ltd.	23,000	110,206
SUNX, Ltd.	9,300	54,197
Suruga Bank, Ltd.	7,000	62,964
Suzuken Co., Ltd.	2,000	69,923
Suzuki Motor Corp.	3,000	62,793
*SWCC Showa Holdings Co., Ltd.	20,000	18,704
T RAD Co., Ltd.	3,000	8,322
T&D Holdings, Inc.	3,150	68,733
T. Hasegawa Co., Ltd.	3,100	47,679
Tachi-S Co., Ltd.	8,500	87,206
Tact Home Co., Ltd.	13	10,858
*Tadano, Ltd.	13,000	63,828
Taihei Dengyo Kaisha, Ltd.	3,000	21,313
Taihei Kogyo Co., Ltd.	10,000	36,548
*Taiheiyo Cement Corp.	74,000	100,241
Taiho Kogyo Co., Ltd.	1,800	13,438
Taikisha, Ltd.	3,500	55,249
Taiko Bank, Ltd. (The)	1,000	2,028
Taisei Corp.	90,000	179,695
Taisho Pharmaceutical Co., Ltd.	5,000	97,306
Taiyo Nippon Sanso Corp.	2,000	17,456
#Taiyo Yuden Co., Ltd.	13,000	166,234
*TAIYO, Ltd.	10,000	13,510
Takamatsu Construction Group Co., Ltd.	2,600	31,634
Takara Holdings, Inc.	9,000	48,566
Takara Printing Co., Ltd.	1,300	10,099
Takara Standard Co., Ltd.	13,000	83,885
Takasago International Corp.	10,000	45,714
#Takasago Thermal Engineering Co., Ltd.	8,000	68,778
Takashima & Co., Ltd.	10,000	15,560
Takashimaya Co., Ltd.	22,000	170,465
Takata Corp.	2,900	57,095

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Take & Give Needs Co., Ltd.	157	$9,235
Takeda Pharmaceutical Co., Ltd.	2,900	133,076
*Takihyo Co., Ltd.	8,000	35,775
Takiron Co., Ltd.	3,000	9,150
*Takisawa Machine Tool Co., Ltd.	5,000	5,493
*Takuma Co., Ltd.	13,000	30,643
Tamron Co., Ltd.	1,500	25,061
Tamura Corp.	11,000	36,500
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	33,953
TBK Co., Ltd.	2,000	7,093
TDK Corp.	2,000	120,512
*Teac Corp.	23,000	11,167
Tecmo Koei Holdings Co., Ltd.	3,910	25,660
Teijin, Ltd.	39,000	123,903
Teikoku Electric Manufacturing Co., Ltd.	100	1,926
Teikoku Tsushin Kogyo Co., Ltd.	13,000	31,005
*Tekken Corp.	42,000	35,457
Tenma Corp.	2,100	22,623
THK Co., Ltd.	7,200	141,551
TKC, Corp.	2,600	44,443
Toa Corp.	13,000	13,217
*Toa Oil Co., Ltd.	24,000	25,845
Toagosei Co., Ltd.	26,000	115,158
#Tobu Railway Co., Ltd.	3,000	17,188
Tobu Store Co., Ltd.	1,000	2,917
TOC Co., Ltd.	13,500	49,744
Tochigi Bank, Ltd.	12,000	49,412
Toda Corp.	25,000	79,921
#Toda Kogyo Corp.	12,000	103,658
Toei Co., Ltd.	12,000	51,509
Toenec Corp.	3,000	17,267
Toho Bank, Ltd.	24,000	70,436
TOHO Co., Ltd.	12,000	42,932
Toho Gas Co., Ltd.	3,000	15,135
*Toho Holdings Co., Ltd.	3,400	50,649
Toho Real Estate Co., Ltd.	5,400	27,602
#Toho Zinc Co., Ltd.	23,000	83,627
Tokai Carbon Co., Ltd.	20,000	105,472
Tokai Rika Co., Ltd.	6,500	110,033
Tokai Rubber Industries, Ltd.	4,100	48,586
Tokai Tokyo Financial Holdings, Inc.	26,000	94,310
Token Corp.	1,650	47,776
Tokio Marine Holdings, Inc.	12,716	347,654
*Toko, Inc.	28,000	47,696
Tokushu Tokai Paper Co., Ltd.	8,000	19,537
Tokuyama Corp.	25,000	125,168
Tokyo Broadcasting System, Inc.	1,600	20,384
#Tokyo Dome Corp.	21,000	55,670
Tokyo Electron Device, Ltd.	1	1,519
Tokyo Energy & Systems, Inc.	5,000	34,000
Tokyo Individualized Educational Institute, Inc.	3,200	10,445
TOKYO KEIKI, Inc.	8,000	10,482
Tokyo Ohka Kogyo Co., Ltd.	5,300	90,798
Tokyo Rakutenchi Co., Ltd.	7,000	27,207
#Tokyo Rope Manufacturing Co., Ltd.	8,000	20,239
#*Tokyo Seimitsu Co., Ltd.	5,800	78,721
Tokyo Steel Manufacturing Co., Ltd.	8,500	101,538
Tokyo Style Co., Ltd.	11,000	86,197
Tokyo Tatemono Co., Ltd.	27,000	87,847
Tokyo Tekko Co., Ltd.	3,000	7,322
Tokyo Theatres Co., Inc.	21,000	29,193

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Tokyo Tomin Bank, Ltd.	5,100	$55,878
Tokyotokeiba Co., Ltd.	10,000	14,128
Tokyu Community Corp.	2,600	72,051
Tokyu Construction Co., Ltd.	7,700	19,939
Tokyu Corp.	3,000	12,903
Tokyu Land Corp.	37,000	134,335
Toli Corp.	9,000	15,660
Tomato Bank, Ltd.	12,000	23,986
*Tomoe Engineering Co., Ltd.	200	2,564
Tomoku Co., Ltd.	12,000	32,146
*TOMONY Holdings, Inc.	11,000	40,234
#Tomy Co., Ltd.	6,400	50,945
Tonami Holdings Co., Ltd.	11,000	23,487
*Topcon Corp.	8,300	40,513
Toppan Forms Co., Ltd.	4,600	44,209
Toppan Printing Co., Ltd.	23,000	189,275
Topre Corp.	3,800	27,228
Topy Industries, Ltd.	28,000	62,963
Toray Industries, Inc.	6,000	32,124
Torigoe Co., Ltd. (The)	2,100	17,244
Torii Pharmaceutical Co., Ltd.	1,800	29,546
#Toshiba Machine Co., Ltd.	20,000	72,639
Toshiba TEC Corp.	27,000	98,013
*Tosho Printing Co., Ltd.	6,000	10,378
Tosoh Corp.	47,000	125,530
Totetsu Kogyo Co., Ltd.	3,000	19,460
TOTO, Ltd.	2,000	13,638
Tottori Bank, Ltd.	8,000	20,824
Towa Bank, Ltd.	17,000	15,117
Toyo Construction Co., Ltd.	44,000	20,803
Toyo Corp.	1,600	17,635
Toyo Engineering Corp.	4,000	12,529
Toyo Ink Manufacturing Co., Ltd.	31,000	119,906
Toyo Kanetsu K.K.	10,000	15,691
Toyo Kohan Co., Ltd.	4,000	22,766
Toyo Securities Co., Ltd.	6,000	9,698
Toyo Seikan Kaisha, Ltd.	7,200	115,623
Toyo Sugar Refining Co., Ltd.	8,000	9,706
Toyo Suisan Kaisha, Ltd.	1,000	21,577
#Toyo Tanso Co, Ltd.	300	15,104
Toyo Tire & Rubber Co., Ltd.	24,000	55,586
Toyo Wharf & Warehouse Co., Ltd.	18,000	30,368
Toyobo Co., Ltd.	51,000	87,317
Toyoda Gosei Co., Ltd.	3,400	84,839
Toyota Auto Body Co., Ltd.	3,600	49,620
*Toyota Motor Corp. Sponsored ADR	7,600	533,748
Toyota Tsusho Corp.	9,500	144,280
Trans Cosmos, Inc.	3,400	30,937
Trend Micro, Inc.	500	14,744
Trusco Nakayama Corp.	1,200	17,962
*TS Tech Co., Ltd.	1,400	21,975
Tsubakimoto Chain Co.	11,000	45,968
#*Tsudakoma Corp.	15,000	25,854
#Tsugami Corp.	15,000	93,847
Tsukishima Kikai Co., Ltd.	2,000	13,745
*Tsukuba Bank, Ltd.	4,900	12,866
Tsumura & Co.	700	21,028
Tsuruha Holdings, Inc.	800	30,787
Tsurumi Manufacturing Co., Ltd.	4,000	25,711
Tsutsumi Jewelry Co., Ltd.	1,300	30,160
TV Asahi Corp.	11	15,585

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
TV Tokyo Corp.	700	$13,380
Ube Industries, Ltd.	3,000	7,495
Ube Material Industries, Ltd.	4,000	9,596
Uchida Yoko Co., Ltd.	4,000	12,402
Ulvac, Inc.	5,300	104,131
Uni-Charm Corp.	600	71,238
*Uniden Corp.	14,000	38,375
Union Tool Co.	1,100	27,538
#*Unipres Corp.	2,300	38,454
*United Arrows, Ltd.	6,100	74,017
*Unitika, Ltd.	71,000	61,559
UNY Co., Ltd.	18,300	141,258
U-Shin, Ltd.	8,600	78,862
Ushio, Inc.	1,500	25,437
USS Co., Ltd.	400	29,972
Valor Co., Ltd.	5,100	40,017
Vantec Corp.	25	34,488
Vital KSK Holdings, Inc.	5,300	30,598
Wacoal Corp.	9,000	117,733
Warabeya Nichiyo Co., Ltd.	2,800	34,043
Watabe Wedding Corp.	2,500	29,558
Wood One Co., Ltd.	6,000	22,021
Xebio Co., Ltd.	2,900	57,403
Yachiyo Bank, Ltd. (The)	2,300	44,444
Yahagi Construction Co., Ltd.	3,000	18,370
Yaizu Suisankagaku Industry Co., Ltd.	100	1,166
Yakult Honsha Co., Ltd.	900	26,021
YAMABIKO Corp.	700	6,483
Yamada Denki Co., Ltd.	200	13,499
Yamagata Bank, Ltd.	20,000	93,617
Yamaguchi Financial Group, Inc.	19,000	177,494
Yamaha Corp.	13,800	152,929
*Yamaha Motor Co., Ltd.	8,800	113,718
*Yamaichi Electronics Co., Ltd.	2,300	9,069
Yamanashi Chuo Bank, Ltd.	16,000	64,451
Yamatake Corp.	1,800	45,873
Yamatane Corp.	26,000	35,507
*Yamato Holdings Co., Ltd.	3,000	37,187
*Yamato Kogyo Co., Ltd.	4,400	107,005
Yamazaki Baking Co., Ltd.	6,000	76,062
Yamazen Co., Ltd.	7,800	32,913
#Yaskawa Electric Corp.	15,000	112,766
Yasuda Warehouse Co., Ltd. (The)	3,400	19,990
Yellow Hat, Ltd.	3,500	24,185
Yodogawa Steel Works, Ltd.	22,000	92,316
Yokogawa Bridge Holdings Corp.	5,000	33,613
*Yokogawa Electric Corp.	17,500	103,264
Yokohama Reito Co., Ltd.	4,700	33,833
Yokohama Rubber Co., Ltd.	28,000	149,484
Yokowo Co., Ltd.	200	1,214
Yomeishu Seizo Co., Ltd.	2,000	18,853
Yondenko Corp.	8,000	34,402
Yonekyu Corp.	1,000	8,751
Yonex Co., Ltd.	3,600	25,440
Yorozu Corp.	2,800	40,766
#Yoshinoya Holdings Co., Ltd.	14	16,053
*Yuasa Trading Co., Ltd.	26,000	24,626
Yuken Kogyo Co., Ltd.	7,000	14,395
Yukiguni Maitake Co., Ltd.	600	3,613
Yurtec Corp.	14,000	55,972
Yushiro Chemical Industry Co., Ltd.	3,800	46,315

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Zenrin Co., Ltd.	700	$7,158
Zeon Corp.	30,000	215,770
#ZERIA Pharmaceutical Co., Ltd.	2,000	22,063
Zuken, Inc.	5,900	40,159

TOTAL JAPAN		68,234,314

NETHERLANDS — (2.3%)
Aalberts Industries NV	12,970	193,525
Accell Group NV	381	17,142
*Aegon NV	56,392	338,722
*Aegon NV ADR	7,400	44,474
*AFC Ajax NV	70	585
Akzo Nobel NV	6,274	369,227
*AMG Advanced Metallurgical Group NV	3,308	30,463
Amsterdam Commodities NV	2,169	22,735
#Arcadis NV	6,043	117,102
#ArcelorMittal NV ADR	10,232	314,122
*ASM International NV	3,777	96,011
ASML Holding NV ADR	11,971	385,346
#B, Inc. Bank NV	4,832	67,780
Beter Bed Holding NV	942	20,991
Brunel International NV	1,958	61,935
*Crucell NV ADR	7,100	137,527
*Draka Holding NV	5,962	90,777
Exact Holding NV	2,291	53,266
Fugro NV	5,703	301,192
#*Gamma Holding NV	767	23,256
Grontmij NV	1,570	30,162
*Heijmans NV	1,589	25,193
Imtech NV	4,514	125,907
*ING Groep NV	15,875	152,240
*ING Groep NV Sponsored ADR	72,426	696,738
#*InnoConcepts NV	10,068	2,836
#*Kardan NV	976	4,152
KAS Bank NV	1,187	18,253
*Kendrion NV	366	4,701
Koninklijke Ahold NV	15,949	204,802
Koninklijke Bam Groep NV	33,553	162,243
Koninklijke Boskalis Westminster NV	4,391	181,363
Koninklijke DSM NV	11,964	567,290
Koninklijke Philips Electronics NV	15,182	471,963
Koninklijke Ten Cate NV	3,760	100,427
Koninklijke Vopak NV	3,612	146,772
Macintosh Retail Group NV	2,098	41,017
Mediq NV	7,767	143,494
#Nutreco NV	5,078	306,872
*Ordina NV	3,916	16,070
Philips Electronics NV ADR	17,136	533,272
#*Punch Graphix NV	5,490	15,953
*Randstad Holdings NV	5,652	253,809
Reed Elsevier NV ADR	1,500	38,805
SBM Offshore NV	14,493	228,822
#Sligro Food Group NV	2,779	78,941
*SNS Reaal Groep NV	23,327	128,353
Telegraaf Media Groep NV	3,241	61,220
TKH Group NV	3,484	69,016
#TNT NV	8,170	243,527
#*TomTom NV	20,909	125,941
Unit 4 NV	3,876	85,242
#*USG People NV	10,559	162,155
#*Wavin NV	1,115	16,008

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
Wolters Kluwer NV	5,735	$115,750

TOTAL NETHERLANDS		8,245,487

NEW ZEALAND — (0.3%)
*AFFCO Holdings, Ltd.	38,923	10,397
Air New Zealand, Ltd.	110,117	88,854
Auckland International Airport, Ltd.	77,459	111,424
Contact Energy, Ltd.	31,424	130,145
*Fisher & Paykel Appliances Holdings, Ltd.	133,540	51,349
Fisher & Paykel Healthcare Corp., Ltd.	31,688	69,413
Hallenstein Glasson Holdings, Ltd.	634	1,696
Infratil, Ltd.	10,356	12,254
*New Zealand Oil & Gas, Ltd.	42,069	37,834
*New Zealand Refining Co., Ltd.	14,184	31,096
Nuplex Industries, Ltd.	7,630	16,362
Port of Tauranga, Ltd.	13,029	65,253
*Pyne Gould Corp., Ltd.	380,469	113,139
Restaurant Brands New Zealand, Ltd.	16,668	29,257
Ryman Healthcare, Ltd.	15,947	23,514
Sky City Entertainment Group, Ltd.	15,183	33,424
*Sky Network Television, Ltd.	9,019	31,634
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	9,386
Tower, Ltd.	15,084	20,535
TrustPower, Ltd.	8,996	47,044

TOTAL NEW ZEALAND		934,010

NORWAY — (1.1%)
Acergy SA	5,100	83,385
*Acta Holding ASA	21,755	7,448
#Aker ASA	900	17,371
Aker Kvaerner ASA	4,300	55,651
#*Aktiv Kapital ASA	300	1,982
Atea ASA	12,215	85,515
Austevoll Seafood ASA	7,020	43,477
*Blom ASA	1,630	1,556
Bonheur ASA	350	7,583
*BW Offshore, Ltd. ASA	4,000	5,590
#*BWG Homes ASA	1,570	4,138
Cermaq ASA	7,200	65,925
#Copeinca ASA	2,400	16,315
*Deep Sea Supply P.L.C.	3,000	4,991
#*Det Norske Oljeselskap ASA (B15GGN4)	64,000	87,582
#*Det Norske Oljeselskap ASA (B1L95G3)	6,863	26,458
DnB NOR ASA Series A	46,946	580,919
*Dockwise, Ltd. ASA	2,540	63,421
#*DOF ASA	2,763	19,987
*EDB Business Partner ASA	3,200	8,110
#*Eitzen Chemical ASA	14,172	3,366
#Ekornes ASA	2,840	60,818
Farstad Shipping ASA	3,400	86,671
Fred Olsen Energy ASA	450	13,212
#Frontline, Ltd. ASA	320	9,765
Ganger Rolf ASA	966	19,774
Golar LNG, Ltd. (7139695)	1,200	13,105
Golar LNG, Ltd. (G9456A100)	3,400	36,652
#Golden Ocean Group, Ltd. ASA	20,000	29,822
*Kongsberg Automotive ASA	42,506	27,512
Kongsberg Gruppen ASA	960	19,110
Marine Harvest ASA	370,000	278,104
Nordic Semiconductor ASA	8,490	38,130
#*Norse Energy Corp. ASA	38,395	10,736

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

NORWAY — (Continued)
#Norsk Hydro ASA	68,217	$365,840
#*Norske Skogindustrier ASA Series A	37,500	45,849
*Norwegian Energy Co. ASA	23,337	52,215
*Odfjell ASA Series A	3,500	24,554
#Opera Software ASA	4,000	15,507
Orkla ASA	24,650	204,023
#*Panoro Energy ASA	3,839	3,791
*Petroleum Geo-Services ASA	27,000	241,638
*Pronova BioPharma ASA	7,500	18,383
Prosafe ASA	1,788	8,286
*Prosafe Production Public, Ltd. ASA	24,605	50,977
#*Renewable Energy Corp. ASA	5,553	15,238
Schibsted ASA	4,894	109,351
*Sevan Marine ASA	76,081	77,133
Solstad Offshore ASA	2,300	45,596
*Songa Offshore SE	14,948	46,752
SpareBanken 1 SMN	12,657	94,058
*Storebrand ASA	37,700	222,622
*Subsea 7, Inc. P.L.C.	5,700	96,972
#TGS Nopec Geophysical Co. ASA	16,653	220,457
#Tomra Systems ASA	13,900	68,085
#Veidekke ASA	3,849	25,408
#Wilh Wilhelmsen Holding ASA	1,091	19,939
Yara International ASA	1,580	59,322

TOTAL NORWAY		3,966,177

PORTUGAL — (0.4%)
#*Altri SGPS SA	8,148	41,837
#Banco BPI SA	37,043	82,083
#Banco Comercial Portugues SA	221,300	191,048
#Banco Espirito Santo SA	30,282	144,792
Banif SGPS SA	7,050	7,995
Brisa SA	7,265	47,393
Cimpor Cimentos de Portugal SA	9,436	57,342
Finibanco Holdings SGPS SA	5,406	10,286
#Galp Energia SGPS SA Series B	1,599	26,146
#*Impresa SGPS SA	24,471	51,945
#Jeronimo Martins SGPS SA	6,158	67,269
#Martifer SGPS SA	5,596	13,421
#Mota-Engil SGPS SA	16,305	45,949
Novabase SGPS SA	1,834	7,834
#Portucel-Empresa Produtora de Pasta de Papel SA	41,416	118,818
Portugal Telecom SA	5,144	56,597
Redes Energeticas Nacionais SA	7,924	27,197
*Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	7,588
Sociedade de Investimento e Gestao SGPS SA	8,887	87,863
*Sonae Industria SGPS SA	19,156	58,528
#Sonae SGPS SA	153,573	161,416
*Sonaecom SGPS SA	5,604	10,906
*Teixeira Duarte Engenharia e Construcoes SA	10,457	13,478
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	83,733

TOTAL PORTUGAL		1,421,464

SINGAPORE — (1.6%)
Allgreen Properties, Ltd.	159,000	137,136
Armstrong Industrial Corp., Ltd.	70,000	22,191
*Asia Food & Properties, Ltd.	53,000	21,526
*Asiasons Capital, Ltd.	135,000	16,919
*ASL Marine Holdings, Ltd.	53,000	33,566
*Ausgroup, Ltd.	59,000	22,412
*Banyan Tree Holdings, Ltd.	84,000	53,740

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
*BH Global Marine, Ltd.	46,000	$11,674
Breadtalk Group, Ltd.	23,000	9,984
Broadway Industrial Group, Ltd.	24,000	20,359
Bukit Sembawang Estates, Ltd.	20,000	71,405
*Bund Center Investment, Ltd.	26,500	11,498
*CapitaLand, Ltd.	58,500	170,753
Cerebos Pacific, Ltd.	7,000	21,430
CH Offshore, Ltd.	40,000	16,215
#China Aviation Oil Singapore Corp., Ltd.	54,000	57,692
*China Energy, Ltd.	211,000	24,103
#*China XLX Fertiliser, Ltd.	83,000	32,092
*Chip Eng Seng Corp., Ltd.	63,000	16,936
City Developments, Ltd.	15,000	133,781
Comfortdelgro Corp., Ltd.	14,000	16,516
#Cosco Corp Singapore, Ltd.	50,000	60,489
Creative Technology Co., Ltd.	3,750	11,152
*CSE Global, Ltd.	103,000	72,877
CWT, Ltd.	25,000	17,032
DBS Group Holdings, Ltd.	29,112	308,979
*Delong Holdings, Ltd.	15,000	4,219
*Ezion Holdings, Ltd.	41,000	21,186
#Ezra Holdings, Ltd.	65,000	95,938
F.J. Benjamin Holdings, Ltd.	75,000	19,613
*First Resources, Ltd.	21,000	17,495
Fraser & Neave, Ltd.	58,000	234,619
*Gallant Venture, Ltd.	51,000	9,798
Golden Agri-Resources, Ltd.	285,000	120,787
Goodpack, Ltd.	15,000	18,672
*Guocoland, Ltd.	40,000	64,030
Healthway Medical Corp., Ltd.	98,000	13,358
Hiap Seng Engineering, Ltd.	50,000	24,679
Hi-P International, Ltd.	76,000	40,551
Ho Bee Investment, Ltd.	36,000	43,802
*Hong Fok Corp., Ltd.	89,000	38,021
Hong Leong Asia, Ltd.	28,000	73,716
Hotel Grand Central, Ltd.	6,000	3,602
Hotel Properties, Ltd.	30,000	62,930
HTL International Holdings, Ltd.	15,000	6,637
Hwa Hong Corp., Ltd.	21,000	9,871
Hyflux, Ltd.	23,000	54,731
*Indofood Agri Resources, Ltd.	30,000	51,368
InnoTek, Ltd.	37,000	14,079
Jardine Cycle & Carriage, Ltd.	3,000	79,105
#*Jaya Holdings, Ltd.	45,000	21,730
Keppel Corp., Ltd.	7,000	48,164
Keppel Land, Ltd.	41,390	123,347
Keppel Telecommunications & Transportation, Ltd.	58,000	54,277
*K-Green Trust	1,400	1,184
Kim Eng Holdings, Ltd.	45,000	53,335
#*KS Energy Services, Ltd.	68,000	54,044
Low Keng Huat Singapore, Ltd.	28,000	8,855
M1, Ltd.	11,000	17,186
MCL Land, Ltd.	4,000	5,564
Metro Holdings, Ltd.	31,000	17,928
#Midas Holdings, Ltd.	116,000	80,852
#*Neptune Orient Lines, Ltd.	91,250	138,011
NSL, Ltd.	16,000	16,581
*Oceanus Group, Ltd.	70,000	15,986
#Olam International, Ltd.	24,000	49,735
Orchard Parade Holdings, Ltd.	19,000	15,402
OSIM International, Ltd.	51,000	39,892

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
*Otto Marine, Ltd.	130,000	$38,323
*Overseas Union Enterprise, Ltd.	35,000	69,108
Overseas-Chinese Banking Corp., Ltd.	26,293	174,974
Pan Pacific Hotels Group, Ltd.	31,000	36,225
Parkway Holdings, Ltd.	82,000	237,721
QAF, Ltd.	69,000	33,306
#Raffles Education Corp., Ltd.	149,553	31,944
*Raffles Medical Group, Ltd.	12,000	17,308
SC Global Developments, Ltd.	51,000	62,736
SembCorp Industries, Ltd.	27,000	83,959
SembCorp Marine, Ltd.	7,000	20,645
Singapore Airlines, Ltd.	6,000	69,031
Singapore Airport Terminal Services, Ltd.	43,380	93,323
Singapore Exchange, Ltd.	4,000	22,580
Singapore Land, Ltd.	22,000	107,913
Singapore Post, Ltd.	41,000	34,359
Singapore Press Holdings, Ltd.	13,000	39,537
Singapore Telecommunications, Ltd.	55,000	126,416
Sinomem Technology, Ltd.	58,000	21,412
SMRT Corp, Ltd.	25,000	40,839
#*Sound Global, Ltd.	72,000	44,097
Spice I2I, Ltd.	58,000	5,563
Stamford Land Corp., Ltd.	100,000	38,697
StarHub, Ltd.	8,000	13,894
Sunningdale Tech, Ltd.	143,000	23,725
*Super Group, Ltd.	22,000	14,015
#*Swiber Holdings, Ltd.	50,000	37,988
Tat Hong Holdings, Ltd.	29,000	21,150
*Tiong Woon Corp. Holding, Ltd.	67,000	21,238
UMS Holdings, Ltd.	144,000	44,652
United Engineers, Ltd.	25,000	42,366
*United Envirotech, Ltd.	83,000	22,668
#United Industrial Corp., Ltd.	103,000	163,679
United Overseas Bank, Ltd.	4,000	58,517
UOB-Kay Hian Holdings, Ltd.	49,000	54,491
UOL Group, Ltd.	52,000	151,401
*Venture Corp., Ltd.	39,000	262,712
WBL Corp., Ltd.	6,000	20,197
Wheelock Properties, Ltd.	18,000	25,040
Wing Tai Holdings, Ltd.	44,000	58,374
Yanlord Land Group, Ltd.	58,000	79,547
Yongnam Holdings, Ltd.	108,000	19,106

TOTAL SINGAPORE		5,862,113

SPAIN — (2.0%)
Abengoa SA	4,872	127,910
Abertis Infraestructuras SA	4,973	83,932
Acciona SA	2,486	218,845
Acerinox SA	11,623	199,239
Actividades de Construccion y Servicios SA	1,883	81,588
*Afirma Grupo Inmobiliario SA	38,794	8,835
Almirall SA	8,510	80,582
Amper SA	4,894	28,935
Antena 3 de Television SA	5,451	39,661
*Banco Bilbao Vizcaya Argentaria SA	7,400	99,233
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	539,453
#Banco de Sabadell SA	82,136	466,397
*Banco de Valencia SA	5,756	34,538
#Banco Espanol de Credito SA	4,661	47,374
Banco Guipuzcoano SA	10,255	65,841
#Banco Pastor SA	15,738	82,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
#Banco Popular Espanol SA	43,797	$289,378
#Banco Santander SA	71,865	933,607
Banco Santander SA Sponsored ADR	49,963	638,028
#Bankinter SA	13,016	97,319
*Baron de Ley SA	967	45,063
#Bolsas y Mercados Espanoles SA	4,896	126,332
Caja de Ahorros del Mediterraneo SA	1,847	14,703
*Campofrio Food Group SA	1,520	14,424
Cementos Portland Valderrivas SA	1,746	29,355
Cia Espanola de Petroleos SA	413	9,278
#Cintra Concesiones de Infraestructuras de Transporte SA	29,985	262,463
Construcciones y Auxiliar de Ferrocarriles SA	202	90,881
Criteria Caixacorp SA	29,308	142,980
*Dinamia SA	685	8,005
Duro Felguera SA	4,515	48,278
Ebro Foods SA	7,979	139,174
Elecnor SA	4,468	57,731
Enagas SA	4,664	85,947
*Ercros SA	9,141	9,506
Faes Farma SA	17,341	59,188
*Fersa Energias Renovables SA	4,378	7,535
Fluidra SA	613	2,056
Fomento de Construcciones y Contratas SA	651	16,897
*Gamesa Corp Tecnologica SA	1,683	14,668
Gas Natural SDG SA	6,227	103,969
*Gestevision Telec, Inc. SA	5,800	66,455
*Grifols SA	2,915	32,471
Grupo Catalana Occidente SA	5,497	103,014
*Grupo Empresarial Ence SA	19,284	65,890
#*Grupo Ezentis SA	28,433	17,476
Iberdrola Renovables SA	35,844	125,294
Iberpapel Gestion SA	130	1,933
*Indra Sistemas SA	1,519	24,777
*Jazztel P.L.C.	20,942	76,123
#*La Seda de Barcelona SA	27,495	4,225
*La Seda de Barcelona SA I-10	131,521	20,224
Laboratorios Farmaceuticos Rovi SA	1,442	7,993
Mapfre SA	5,709	18,778
Miquel y Costas & Miquel SA	1,261	26,938
*Natraceutical SA	16,106	8,403
*NH Hoteles SA	13,785	55,820
Obrascon Huarte Lain SA	2,613	68,158
*Papeles y Cartones de Europa SA	7,167	30,100
Pescanova SA	520	13,668
#*Promotora de Informaciones SA	10,539	30,070
Prosegur Cia de Seguridad SA	1,405	69,059
*Realia Business SA	39,131	74,114
Red Electrica Corporacion SA	1,329	58,092
*Renta Corp Real Estate SA	2,925	6,986
Repsol YPF SA Sponsored ADR	8,150	192,748
*Reyal Urbis SA	2,446	5,850
*Sacyr Vallehermoso SA	8,360	42,854
*Service Point Solutions SA	7,936	5,782
Sol Melia SA	3,757	31,359
*Solaria Energia y Medio Ambiente SA	8,257	17,054
#*SOS Corp Alimentaria SA	10,029	22,464
*Tecnicas Reunidas SA	999	51,695
*Telecomunicaciones y Energia SA	2,844	10,476
Tubacex SA	12,296	41,191
Tubos Reunidos SA	15,910	40,235
Vidrala SA	1,971	48,047

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
Viscofan SA	3,785	$109,600
*Vocento SA	845	4,337
Zardoya Otis SA	733	11,430
*Zardoya Otis SA I-10 Shares	37	572
*Zeltia SA	14,875	65,150

TOTAL SPAIN		7,158,610

SWEDEN — (2.3%)
Aarhuskarlshamn AB	3,059	64,669
Acando AB	18,648	30,679
*Active Biotech AB	264	3,886
AF AB	5,584	77,429
Alfa Laval AB	2,160	33,459
#*Anoto Group AB	11,499	6,007
Assa Abloy AB Series B	3,100	68,530
Avanza Bank Holding AB	1,688	57,240
Axfood AB	1,350	38,499
#Axis Communications AB	3,786	45,869
B&B Tools AB	3,854	56,103
*BE Group AB	2,200	12,980
#Beijer Alma AB	1,928	29,041
*Betsson AB	1,476	18,983
Bilia AB Series A	5,411	81,628
Billerud AB	11,660	75,436
*BioInvent International AB	5,547	23,930
Bjoern Borg AB	1,140	10,432
*Boliden AB	35,292	419,598
Bure Equity AB	7,490	27,485
Cardo AB	2,346	68,606
#Clas Ohlson AB Series B	2,529	39,085
Concordia Maritime AB Series B	10,317	26,801
#*Diamyd Medical AB	517	8,387
Duni AB	2,293	18,413
*East Capital Explorer AB	4,716	50,091
Electrolux AB Series B	8,200	182,978
#Elekta AB Series B	6,166	178,833
#*Eniro AB	11,046	14,491
G & L Beijer AB Series B	1,494	42,597
Getinge AB	3,048	67,493
*Gunnebo AB	2,098	8,853
Hakon Invest AB	5,494	85,303
*Haldex AB	8,712	96,635
#Hexagon AB	12,415	208,328
Hexpol AB	1,700	21,697
*HIQ International AB	1,388	6,105
Hoganas AB Series B	3,934	108,703
Holmen AB	6,915	181,531
HQ AB	1,073	9,409
Husqvarna AB Series A	1,778	12,530
Husqvarna AB Series B	10,020	70,750
*Industrial & Financial Systems AB Series B	1,900	21,843
Intrum Justitia AB	6,733	77,371
JM AB	10,548	172,158
KappAhl AB	1,644	11,271
#*Karo Bio AB	6,950	6,400
#*LBI International AB	7,189	12,198
*Lindab International AB	10,001	120,518
*Loomis AB	11,646	125,631
*Lundin Petroleum AB	23,683	131,664
#Meda AB Series A	28,325	227,159
Mekonomen AB	1,728	40,338

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
Modern Times Group AB Series B	4,074	$255,465
Munters AB	4,833	36,174
NCC AB Series B	6,132	108,527
*Net Entertainment NE AB	948	8,472
#*Net Insight AB	5,273	3,219
#New Wave Group AB Series B	9,990	46,900
NIBE Industrier AB	2,591	24,476
Niscayah Group AB	8,943	13,680
#*Nobia AB	20,065	117,831
Nolato AB Series B	2,390	26,331
Nordea Bank AB	52,911	528,062
OEM International AB Series B	1,100	6,824
#*Opcon AB	1,013	3,941
ORC Software AB	1,183	21,507
*Orexo AB	529	3,051
Oriflame Cosmetics SA	875	52,328
*Pa Resources AB	13,504	9,928
#Peab AB Series B	16,411	100,208
Q-Med AB	6,069	54,536
Ratos AB	8,386	239,412
RaySearch Laboratories AB	1,193	6,008
*Rederi AB Transatlantic	1,659	5,498
*Rezidor Hotel Group AB	18,581	94,885
#*rnb Retail & Brands AB	34,650	32,114
#*Rottneros AB	15,930	13,680
Saab AB	6,770	88,003
#*SAS AB	26,212	95,054
*Seco Tools AB	1,924	25,300
Securitas AB Series B	1,170	11,877
*Sensys Traffic AB	13,176	2,734
#Skandinaviska Enskilda Banken AB Series A	5,600	38,435
Skanska AB Series B	3,800	64,268
SKF AB Series B	2,200	41,977
Skistar AB	192	3,236
#SSAB AB Series A	14,191	205,460
SSAB AB Series B	7,666	98,613
*Studsvik AB	1,328	12,132
Svenska Cellulosa AB Series B	28,079	405,036
Svenska Handelsbanken AB Series A	7,782	222,995
#*Swedbank AB Series A	24,854	283,681
Swedish Match AB	3,673	86,702
*Swedish Orphan Biovitrum AB	22,449	115,191
*Systemair AB	215	2,186
Tele2 AB Series B	11,236	199,313
Telefonaktiebolaget LM Ericsson AB	6,990	77,129
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	17,900	196,900
TeliaSonera AB	22,756	164,547
Trelleborg AB Series B	31,377	228,691
Vitrolife AB	850	4,021
*Volvo AB Series B	12,440	155,035

TOTAL SWEDEN		8,277,626

SWITZERLAND — (5.2%)
ABB, Ltd. AG	6,988	141,058
ABB, Ltd. AG Sponsored ADR	8,820	177,988
Acino Holding AG	137	12,597
*Actelion, Ltd. AG	513	20,753
#Adecco SA	8,085	412,219
Advanced Digital Broadcast Holdings SA	398	11,130
*AFG Arbonia-Forster Holding AG	2,023	46,272
Allreal Holding AG	1,007	118,105

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Also Holding AG	321	$14,478
#Aryzta AG	8,819	360,291
#*Ascom Holding AG	2,671	27,190
#Bachem Holdings AG	465	28,457
Baloise Holding AG	4,059	325,228
Bank Coop AG	1,185	79,680
Bank Sarasin & Cie AG Series B	2,665	98,854
Banque Cantonale de Geneve SA	110	21,847
Banque Cantonale Vaudoise AG	394	175,681
Banque Privee Edmond de Rothschild SA	1	21,668
#Barry Callebaut AG	160	101,084
*Basilea Pharmaceutica AG	236	12,916
Basler Kantonalbank AG	551	74,050
#Belimo Holdings AG	20	23,590
Bell Holding AG	14	22,150
Bellevue Group AG	475	15,958
Berner Kantonalbank AG	263	60,228
BKW FMB Energie AG	137	9,472
*Bobst Group AG	1,523	57,764
Bossard Holding AG	354	29,784
Bucher Industries AG	868	104,124
Burckhardt Compression Holding AG	102	19,600
Centralschweizerische Kraftwerke AG	31	9,908
#Charles Voegele Holding AG	715	29,615
Cie Financiere Tradition SA	77	7,797
*Clariant AG	25,538	338,602
Compagnie Financiere Richemont SA Series A	5,585	218,048
Conzzeta AG	35	60,000
Credit Suisse Group AG	13,655	618,946
Daetwyler Holding AG	1,082	70,508
#*Dufry AG	2,291	187,135
#EFG International AG	7,368	87,091
EGL AG	34	24,424
Emmi AG	135	20,704
EMS-Chemie Holding AG	653	101,558
#Energiedienst Holding AG	542	27,055
Flughafen Zuerich AG	504	165,221
Forbo Holding AG	249	119,277
#Galenica Holding AG	437	175,528
*GAM Holdings, Ltd. AG	28,346	333,337
Geberit AG	739	120,850
*George Fisher AG	583	230,234
Givaudan SA	282	260,101
Gurit Holding AG	44	22,420
Helvetia Holding AG	749	232,179
Holcim, Ltd. AG	21,970	1,467,188
Implenia AG	879	24,415
*Interroll-Holding SA	121	33,682
Julius Baer Group, Ltd. AG	6,413	224,246
Kaba Holding AG	256	73,345
*Kardex AG	269	7,487
*Komax Holding AG	434	37,476
#Kudelski SA	5,884	173,561
Kuehne & Nagel International AG	1,113	119,406
Kuoni Reisen Holding AG	398	123,918
#Liechtensteinische Landesbank AG	461	31,087
#*LifeWatch AG	922	10,390
Lindt & Spruengli AG	1	24,481
#*Logitech International SA	11,683	183,795
*Lonza Group AG	1,130	87,872
Luzerner Kantonalbank AG	260	76,388

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
#Metall Zug AG	20	$54,336
*Meyer Burger Technology AG	3,755	101,362
*Micronas Semiconductor Holding AG	1,804	8,135
*Mobimo Holding AG	482	88,131
Nobel Biocare Holding AG	3,987	67,173
Novartis AG	552	26,834
*Novartis AG ADR	11,400	555,636
#*OC Oerlikon Corp AG	16,660	68,841
*Orascom Development Holding AG	1,047	60,269
#Orell Fuessli Holding AG	83	11,072
*Panalpina Welttransport Holding AG	2,305	207,975
Partners Group Holding AG	929	131,112
Petroplus Holdings AG	8,837	137,058
Phoenix Mecano AG	85	48,944
*Precious Woods Holding AG	466	15,659
*PubliGroupe SA	305	31,261
*Rieters Holdings AG	487	150,003
Romande Energie Holding SA	31	47,019
Schindler Holding AG	551	48,394
*Schmolz + Bickenbach AG	1,694	49,945
Schulthess Group AG	897	28,520
Schweiter Technologies AG	47	25,806
Schweizerische National-Versicherungs-Gesellschaft AG	1,743	45,581
SGS SA	32	44,959
*Siegfried Holding AG	472	40,736
Sika AG	177	333,370
Sonova Holding AG	728	88,341
St. Galler Kantonalbank AG	329	152,443
Straumann Holding AG	149	32,667
Sulzer AG	3,071	318,601
Swatch Group AG (7184725)	2,555	791,765
#Swatch Group AG (7184736)	4,159	233,882
Swiss Life Holding AG	3,486	366,307
Swiss Reinsurance Co., Ltd. AG	23,898	1,100,501
Swisscom AG	228	85,390
Swisslog Holding AG	22,686	16,551
Syngenta AG ADR	6,500	286,845
Tecan Group AG	275	17,286
#*Temenos Group AG	4,813	123,433
#*UBS AG	52,017	882,998
*UBS AG ADR	34,236	580,985
#Valiant Holding AG	791	153,821
Valora Holding AG	456	115,356
Vaudoise Assurances Holding SA	25	5,104
Verwaltungs und Privat-Bank AG	359	46,674
#Von Roll Holding AG	5,994	31,176
Vontobel Holdings AG	4,499	134,515
Walliser Kantonalbank AG	24	15,893
#Ypsomed Holdings AG	1,113	60,580
Zehnder Group AG	11	16,680
Zuger Kantonalbank AG	17	77,992
Zurich Financial Services AG	6,551	1,528,854

TOTAL SWITZERLAND		18,476,262

UNITED KINGDOM — (16.2%)
888 Holdings P.L.C.	6,592	5,017
A.G. Barr P.L.C.	1,612	30,144
Aberdeen Asset Management P.L.C.	87,090	191,792
Admiral Group P.L.C.	3,611	81,997
Aegis Group P.L.C.	55,503	102,065
*Afren P.L.C.	75,219	107,881

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Aga Rangemaster Group P.L.C.	9,912	$13,669
Aggreko P.L.C.	14,312	344,085
*Alterian P.L.C.	4,593	11,249
Amec P.L.C.	14,181	194,180
Amlin P.L.C.	64,616	430,708
*Anglo American P.L.C.	48,414	1,914,342
Anglo Pacific Group P.L.C.	9,934	39,935
Anite P.L.C.	44,555	29,766
*Antisoma P.L.C.	80,939	7,103
Antofagasta P.L.C.	4,037	63,173
*Ark Therapeutics Group P.L.C.	14,764	1,336
ARM Holdings P.L.C.	60,227	309,758
Arriva P.L.C.	26,778	323,491
Ashmore Group P.L.C.	23,282	103,199
Ashtead Group P.L.C.	49,460	75,213
Associated British Foods P.L.C.	18,923	304,767
*Assura Group, Ltd. P.L.C.	23,540	17,166
AstraZeneca P.L.C. Sponsored ADR	2,300	116,012
Atkins WS P.L.C.	3,752	42,044
*Autonomy Corp. P.L.C.	5,241	135,232
Aveva Group P.L.C.	5,527	115,378
Aviva P.L.C.	128,562	719,923
*Axis-Shield P.L.C.	4,951	20,719
Babcock International Group P.L.C.	24,989	217,172
BAE Systems P.L.C.	37,092	181,854
Balfour Beatty P.L.C.	33,251	129,864
Barclays P.L.C.	140,947	738,997
#Barclays P.L.C. Sponsored ADR	2,243	46,811
*Barratt Developments P.L.C.	137,135	207,169
BBA Aviation P.L.C.	51,107	157,305
Beazley P.L.C.	81,424	153,287
Bellway P.L.C.	18,805	170,956
*Berkeley Group Holdings P.L.C. (The)	19,342	245,977
BG Group P.L.C.	17,014	272,855
Bloomsbury Publishing P.L.C.	1,196	2,329
BlueBay Asset Management P.L.C.	1,659	7,318
Bodycote P.L.C.	27,311	101,572
*Bovis Homes Group P.L.C.	18,920	102,072
BP P.L.C. Sponsored ADR	18,084	695,691
Braemar Shipping Services P.L.C.	617	4,746
Brewin Dolphin Holdings P.L.C.	11,810	22,626
Brit Insurance Holdings NV	12,188	190,945
#*British Airways P.L.C.	62,588	215,359
British Polythene Industries P.L.C.	681	2,309
Britvic P.L.C.	10,265	77,332
BSS Group P.L.C.	14,364	100,819
BT Group P.L.C.	16,974	37,922
BT Group P.L.C. Sponsored ADR	1,762	39,434
*BTG P.L.C.	31,438	105,055
Bunzl P.L.C.	16,317	176,657
Burberry Group P.L.C.	14,668	193,727
Cable & Wireless Communications P.L.C.	114,299	106,176
Cable & Wireless Worldwide P.L.C.	114,299	119,717
*Cairn Energy P.L.C.	24,500	179,461
Capita Group P.L.C.	3,491	39,383
*Capital & Regional P.L.C.	14,940	7,160
Carillion P.L.C.	57,331	270,702
Carnival P.L.C.	9,773	352,972
Carnival P.L.C. ADR	800	29,120
Carpetright P.L.C.	1,405	16,297
*Carphone Warehouse Group P.L.C.	30,903	111,530

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Catlin Group, Ltd. P.L.C.	52,696	$317,889
Charter International P.L.C.	12,730	144,185
Chaucer Holdings P.L.C.	81,109	58,885
Chemring Group P.L.C.	1,234	55,896
Chesnara P.L.C.	20,801	68,403
Chime Communications P.L.C.	1,771	4,805
Chloride Group P.L.C.	18,740	109,660
Cineworld Group P.L.C.	12,299	38,581
Clarkson P.L.C.	893	11,929
Close Brothers Group P.L.C.	24,386	256,946
Cobham P.L.C.	26,402	98,386
Collins Stewart P.L.C.	37,094	42,195
*Colt Group SA	47,755	96,653
Compass Group P.L.C.	18,474	153,598
Computacenter P.L.C.	32,517	140,031
Connaught P.L.C.	17,457	9,775
Consort Medical P.L.C.	6,807	40,563
*Cookson Group P.L.C.	40,819	284,485
Costain Group P.L.C.	2,521	7,630
Cranswick P.L.C.	5,374	73,477
Croda International P.L.C.	7,616	153,789
*CSR P.L.C.	25,579	137,204
Daily Mail & General Trust P.L.C. Series A	21,649	164,834
Dairy Crest Group P.L.C.	14,175	85,834
*Dana Petroleum P.L.C.	11,663	313,133
Davis Service Group P.L.C.	19,880	116,599
De la Rue P.L.C.	10,800	124,236
*Debenhams P.L.C.	177,271	171,077
Dechra Pharmaceuticals P.L.C.	1,979	12,914
Development Securities P.L.C.	7,547	29,483
Devro P.L.C.	18,737	61,778
Dignity P.L.C.	1,212	13,369
Dimension Data Holdings P.L.C.	180,921	349,487
Diploma P.L.C.	18,621	75,955
Domino Printing Sciences P.L.C.	11,527	81,234
Domino’s Pizza UK & IRL P.L.C.	1,292	8,296
Drax Group P.L.C.	2,233	13,441
DS Smith P.L.C.	45,188	102,117
*DSG International P.L.C.	512,906	215,749
Dunelm Group P.L.C.	2,288	14,374
*E2V Technologies P.L.C.	6,368	6,056
*eaga P.L.C.	16,260	27,067
*easyJet P.L.C.	25,459	159,709
Electrocomponents P.L.C.	40,856	144,208
Elementis P.L.C.	22,734	27,657
*EnQuest P.L.C.	31,910	58,584
*Enterprise Inns P.L.C.	71,891	115,734
Eurasian Natural Resources Corp. P.L.C.	8,647	122,861
Evolution Group P.L.C.	45,511	59,740
F&C Asset Management P.L.C.	59,422	47,136
Fenner P.L.C.	28,213	97,535
Fidessa Group P.L.C.	1,552	35,633
Filtrona P.L.C.	26,942	101,248
*Findel P.L.C.	58,198	7,549
*Firstgroup P.L.C.	17,652	101,888
Forth Ports P.L.C.	4,861	96,952
*Fortune Oil P.L.C.	30,923	3,116
Fuller Smith & Turner P.L.C.	2,649	23,276
G4S P.L.C.	43,228	175,501
*Galiform P.L.C.	23,680	26,712
Galliford Try P.L.C.	8,679	41,968

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Game Group P.L.C.	66,795	$74,753
*Gem Diamonds, Ltd. P.L.C.	14,675	50,402
Genus P.L.C.	5,945	66,688
*GKN P.L.C.	166,610	353,087
Go-Ahead Group P.L.C.	1,347	23,585
Greene King P.L.C.	32,719	227,382
Greggs P.L.C.	3,363	23,454
Halfords Group P.L.C.	19,770	149,190
Halma P.L.C.	23,155	100,879
Hampson Industries P.L.C.	28,076	27,101
*Hardy Oil & Gas P.L.C.	8,461	21,296
Hardy Underwriting Group P.L.C.	7,837	27,849
Hargreaves Lansdown P.L.C.	10,452	59,494
Hays P.L.C.	32,961	46,666
Headlam Group P.L.C.	17,739	70,934
Helical Bar P.L.C.	9,996	46,526
*Helphire P.L.C.	19,432	11,841
Henderson Group P.L.C.	82,873	170,088
*Heritage Oil P.L.C.	9,169	59,028
Hikma Pharmaceuticals P.L.C.	15,446	173,628
Hill & Smith Holdings P.L.C.	8,995	40,683
Hiscox, Ltd. P.L.C.	51,949	290,011
HMV Group P.L.C.	14,267	13,507
Hochschild Mining P.L.C.	15,417	69,892
Holidaybreak P.L.C.	6,025	24,594
*Home Retail Group P.L.C.	15,090	56,544
Homeserve P.L.C.	2,530	86,481
HSBC Holdings P.L.C. Sponsored ADR	50,623	2,585,823
Hunting P.L.C.	10,946	89,307
Huntsworth P.L.C.	25,889	30,931
ICAP P.L.C.	21,497	135,092
IG Group Holdings P.L.C.	17,324	128,661
*Imagination Technologies Group P.L.C.	2,887	14,893
IMI P.L.C.	15,182	169,954
Imperial Tobacco Group P.L.C.	9,893	279,938
*Inchcape P.L.C.	62,256	291,676
Informa P.L.C.	20,517	126,364
Inmarsat P.L.C.	5,053	58,458
*Innovation Group P.L.C.	19,144	3,455
Intec Telecom Systems P.L.C.	46,707	56,246
Intercontinental Hotels Group P.L.C.	4,777	82,798
Intercontinental Hotels Group P.L.C. ADR	1,100	19,140
Intermediate Capital Group P.L.C.	61,578	256,278
International Personal Finance P.L.C.	31,376	119,466
International Power P.L.C.	155,255	870,484
Interserve P.L.C.	14,491	45,055
Intertek Group P.L.C.	1,936	47,914
Invensys P.L.C.	22,803	95,581
Investec P.L.C.	44,897	348,431
*IP Group P.L.C.	35,031	17,296
ITE Group P.L.C.	6,955	16,192
*ITV P.L.C.	269,602	218,664
James Fisher & Sons P.L.C.	5,088	35,920
Jardine Lloyd Thompson Group P.L.C.	6,289	58,228
*JJB Sports P.L.C.	75,004	14,145
JKX Oil & Gas P.L.C.	14,786	67,200
John Menzies P.L.C.	6,307	40,825
John Wood Group P.L.C.	43,709	245,200
Johnson Matthey P.L.C.	7,738	205,228
*Johnston Press P.L.C.	268,553	84,527
Kazakhmys P.L.C.	18,949	361,064

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Kcom Group P.L.C.	53,721	$41,168
Keller Group P.L.C.	9,083	78,231
Kesa Electricals P.L.C.	56,339	110,970
Kier Group P.L.C.	3,536	57,594
Kingfisher P.L.C.	232,192	784,263
*Kofax P.L.C.	5,474	20,642
Ladbrokes P.L.C.	41,541	88,235
Laird P.L.C.	31,071	59,879
Lamprell P.L.C.	19,728	84,466
*Lancashire Holdings, Ltd. P.L.C.	24,300	204,516
Laura Ashley Holdings P.L.C.	22,105	4,469
Lavendon Group P.L.C.	14,151	12,320
Legal & General Group P.L.C.	594,171	834,100
*Lloyds Banking Group P.L.C.	637,217	687,757
Logica P.L.C.	51,132	86,951
London Stock Exchange Group P.L.C.	14,048	142,584
*Lonmin P.L.C.	15,896	391,146
*Lookers P.L.C.	18,683	16,081
Low & Bonar P.L.C.	20,699	11,817
LSL Property Services P.L.C.	1,287	5,229
*Luminar Group Holdings P.L.C.	19,024	3,129
Man Group P.L.C.	175,697	598,563
Management Consulting Group P.L.C.	27,884	10,525
Marks & Spencer Group P.L.C.	27,544	148,879
Marshalls P.L.C.	18,574	26,321
Marston’s P.L.C.	81,076	122,334
McBride P.L.C.	10,711	23,410
Mears Group P.L.C.	8,024	30,612
*Mecom Group P.L.C.	12,426	42,214
Meggitt P.L.C.	104,327	489,457
Melrose P.L.C.	68,439	250,858
Melrose Resources P.L.C.	10,384	50,600
Michael Page International P.L.C.	7,737	47,061
Micro Focus International P.L.C.	5,738	37,222
Millennium & Copthorne Hotels P.L.C.	23,450	178,862
*Misys P.L.C.	22,405	88,709
*Mitchells & Butlers P.L.C.	38,754	189,549
Mitie Group P.L.C.	46,034	150,817
Mondi P.L.C.	58,540	413,727
Moneysupermarket.com Group P.L.C.	39,384	43,210
Morgan Crucible Co. P.L.C.	18,725	63,143
Morgan Sindall P.L.C.	4,844	41,653
Mothercare P.L.C.	5,952	48,741
Mouchel Group P.L.C.	18,593	36,394
N Brown Group P.L.C.	19,458	69,336
*National Express Group P.L.C.	44,713	163,844
*NCC Group P.L.C.	621	4,146
Next P.L.C.	2,174	73,280
Northern Foods P.L.C.	60,631	41,601
*Northgate P.L.C.	11,080	32,037
Northumbrian Water Group P.L.C.	14,178	73,831
Novae Group P.L.C.	11,227	56,450
Old Mutual P.L.C.	499,092	946,147
Oxford Instruments P.L.C.	3,659	18,808
Pace P.L.C.	21,266	70,422
*PartyGaming P.L.C.	19,992	94,062
PayPoint P.L.C.	1,351	7,023
Pearson P.L.C.	12,174	189,272
Pearson P.L.C. Sponsored ADR	21,531	337,391
*Pendragon P.L.C.	72,039	28,232
Pennon Group P.L.C.	11,736	108,562

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Persimmon P.L.C.	45,552	$252,484
Petropavlovsk P.L.C.	10,388	164,480
Phoenix IT Group, Ltd. P.L.C.	9,572	33,600
Pinewood Shepperton P.L.C.	23,611	58,008
Premier Farnell P.L.C.	15,402	57,776
*Premier Foods P.L.C.	239,106	71,272
*Premier Oil P.L.C.	5,518	126,236
*Prostrakan Group P.L.C.	11,495	13,257
Provident Financial P.L.C.	6,445	81,576
Prudential P.L.C.	68,348	594,787
Prudential P.L.C. ADR	800	13,928
Psion P.L.C.	17,081	20,767
*Punch Taverns P.L.C.	86,719	99,876
PV Crystalox Solar P.L.C.	19,647	18,283
PZ Cussons P.L.C.	16,088	86,624
Qinetiq P.L.C.	64,989	125,774
*Quintain Estates & Development P.L.C.	13,400	8,257
R.E.A. Holdings P.L.C.	1,822	15,188
Rank Group P.L.C.	14,069	26,268
Rathbone Brothers P.L.C.	2,744	35,738
Reckitt Benckiser Group P.L.C.	1,065	52,218
*Redrow P.L.C.	45,259	76,023
Reed Elsevier P.L.C.	3,037	26,314
Reed Elsevier P.L.C. ADR	300	10,413
Regus P.L.C.	84,687	99,605
Renishaw P.L.C.	5,590	72,880
*Rentokil Initial P.L.C.	58,573	94,005
*Resolution, Ltd.	8,521	31,348
Restaurant Group P.L.C.	6,773	24,363
Rexam P.L.C.	86,562	419,805
Ricardo P.L.C.	7,021	27,334
Rightmove P.L.C.	4,269	43,762
Rio Tinto P.L.C.	4,050	209,610
Rio Tinto P.L.C. Sponsored ADR	2,972	154,306
RM P.L.C.	9,841	20,270
Robert Walters P.L.C.	16,237	56,606
Robert Wiseman Dairies P.L.C.	3,173	25,124
ROK P.L.C.	2,238	1,001
*Rolls-Royce Group P.L.C.	43,160	392,791
Rotork P.L.C.	2,973	70,426
*Royal Bank of Scotland Group P.L.C.	161,522	126,453
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,520	23,955
Royal Dutch Shell P.L.C. ADR	42,651	2,278,416
Royal Dutch Shell P.L.C. Series B	6,539	172,755
RPC Group P.L.C.	6,569	27,359
RPS Group P.L.C.	19,314	59,088
RSA Insurance Group P.L.C.	351,201	702,243
SABmiller P.L.C.	11,816	358,752
Sage Group P.L.C.	58,941	220,916
Sainsbury (J.) P.L.C.	55,095	297,175
*Salamander Energy P.L.C.	14,261	53,773
Savills P.L.C.	16,656	83,334
Schroders P.L.C.	10,034	202,568
Schroders P.L.C. Non-Voting	6,442	107,688
Scott Wilson Group P.L.C.	6,813	30,840
Scottish & Southern Energy P.L.C.	7,777	135,322
*SDL P.L.C.	9,464	79,947
Senior P.L.C.	50,554	101,082
Serco Group P.L.C.	8,348	72,488
Severfield-Rowen P.L.C.	10,335	35,398
Severn Trent P.L.C.	4,142	85,079

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Shanks Group P.L.C.	38,230	$62,653
Shire P.L.C. ADR	1,800	123,966
*SIG P.L.C.	71,118	112,924
Smith & Nephew P.L.C.	3,115	27,105
Smith & Nephew P.L.C. Sponsored ADR	1,400	61,068
Smiths Group P.L.C.	3,718	65,084
Smiths News P.L.C.	20,687	36,259
*Soco International P.L.C.	14,316	94,144
*Southern Cross Healthcare, Ltd. P.L.C.	27,167	13,702
Spectris P.L.C.	18,022	255,839
Speedy Hire P.L.C.	63,745	23,181
Spice P.L.C.	22,470	19,892
Spirax-Sarco Engineering P.L.C.	3,460	84,731
Spirent Communications P.L.C.	45,576	91,535
*Sportech P.L.C.	2,757	1,762
*Sports Direct International P.L.C.	28,039	48,334
SSL International P.L.C.	11,866	219,714
St. Ives Group P.L.C.	15,536	20,741
St. James’s Place P.L.C.	18,272	79,249
*St. Modwen Properties P.L.C.	17,770	48,516
Stagecoach Group P.L.C.	27,557	72,764
Standard Chartered P.L.C.	26,966	779,093
Standard Life P.L.C.	228,627	725,196
Sthree P.L.C.	3,972	16,305
*Synergy Health P.L.C.	6,158	64,502
T Clarke P.L.C.	4,222	8,976
*TalkTalk Telecom Group P.L.C.	61,807	118,806
Tate & Lyle P.L.C.	45,004	317,289
*Taylor Wimpey P.L.C.	468,890	194,692
Ted Baker P.L.C.	479	4,008
*Telecity Group P.L.C.	11,774	80,016
Tesco P.L.C.	46,214	283,400
Thomas Cook Group P.L.C.	128,962	368,033
Thorntons P.L.C.	7,868	9,914
Tomkins P.L.C.	85,562	434,478
Tomkins P.L.C. Sponsored ADR	9,900	200,772
*Travis Perkins P.L.C.	28,029	370,671
*Trinity Mirror P.L.C.	68,201	113,918
*TT electronics P.L.C.	17,106	28,539
TUI Travel P.L.C.	8,237	27,182
Tullett Prebon P.L.C.	28,272	150,987
Tullow Oil P.L.C.	5,834	112,687
*UK Coal P.L.C.	22,752	12,750
Ultra Electronics Holdings P.L.C.	3,375	85,445
Umeco P.L.C.	12,972	79,926
United Business Media P.L.C.	12,884	111,241
United Utilities Group P.L.C.	6,798	62,396
UTV Media P.L.C.	3,155	6,074
*Vectura Group P.L.C.	28,039	19,323
Vedanta Resources P.L.C.	5,868	224,647
Victrex P.L.C.	7,594	145,526
Vitec Group P.L.C. (The)	3,225	21,123
Vodafone Group P.L.C. Sponsored ADR	81,615	1,916,320
Weir Group P.L.C. (The)	33,007	608,159
Wellstream Holdings P.L.C.	4,612	36,292
WH Smith P.LC.	11,260	74,964
Whitbread P.L.C.	17,575	388,245
William Hill P.L.C.	53,872	141,032
William Morrison Supermarkets P.L.C.	102,693	427,037
Wincanton P.L.C.	8,167	30,420
*Wolfson Microelectronics P.L.C.	14,929	40,432

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Wolseley P.L.C.	25,895	$584,068
WPP P.L.C. Sponsored ADR	729	38,870
WSP Group P.L.C.	9,076	49,687
Xchanging P.L.C.	28,104	88,153
Xstrata P.L.C.	91,577	1,456,730
*Yell Group P.L.C.	351,221	132,857

TOTAL UNITED KINGDOM		58,001,254

TOTAL COMMON STOCKS		317,585,000

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	24,120	47,783

RIGHTS/WARRANTS — (0.1%)
BELGIUM — (0.0%)
#*Tessenderlo Chemie NV STRIP VVPR	173	81

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	9,531	1,615

HONG KONG — (0.0%)
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	41,461	400

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 07/02/11	38,395	—

SINGAPORE — (0.0%)
*Spice I2I, Ltd. Rights 08/18/10	58,000	1,280

UNITED KINGDOM — (0.1%)
*Development Securities P.L.C. Rights 08/11/10	3,145	51
*Management Consulting Warrants 12/31/11	11,731	368
*Resolution, Ltd. Rights 08/05/10	144,871	197,771

TOTAL UNITED KINGDOM		198,190

TOTAL RIGHTS/WARRANTS		201,566

	Face Amount
	(000)	Value†

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $4,080,000 FNMA 3.901%(r), 02/25/39, valued at $2,148,900) to be repurchased at $2,117,034	$2,117	2,117,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund	37,488,771	37,488,771
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,258,566) to be repurchased at $1,233,909	$1,234	1,233,888

TOTAL SECURITIES LENDING COLLATERAL		38,722,659

TOTAL INVESTMENTS — (100.0%) (Cost $305,829,918)##		$358,674,008

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$371,359	$20,926,067	—	$21,297,426
Austria	—	2,312,780	—	2,312,780
Belgium	253,062	3,823,315	—	4,076,377
Canada	35,128,573	—	—	35,128,573
Denmark	13,141	3,487,595	—	3,500,736
Finland	41,527	6,328,791	—	6,370,318
France	1,101,606	19,700,875	—	20,802,481
Germany	3,156,028	14,500,850	—	17,656,878
Greece	176,715	2,356,979	—	2,533,694
Hong Kong	34,549	9,213,019	—	9,247,568
Ireland	456,324	2,223,560	—	2,679,884
Israel	723,646	1,769,926	—	2,493,572
Italy	512,694	8,394,702	—	8,907,396
Japan	2,885,651	65,348,663	—	68,234,314
Netherlands	2,150,284	6,095,203	—	8,245,487
New Zealand	9,386	924,624	—	934,010
Norway	40,443	3,925,734	—	3,966,177
Portugal	—	1,421,464	—	1,421,464
Singapore	275,394	5,586,719	—	5,862,113
Spain	2,303,836	4,854,774	—	7,158,610
Sweden	196,900	8,080,726	—	8,277,626
Switzerland	1,601,454	16,874,808	—	18,476,262
United Kingdom	9,207,250	48,794,004	—	58,001,254
Preferred Stocks
Australia	—	47,783	—	47,783
Rights/Warrants
Belgium	—	81	—	81
France	1,615	—	—	1,615
Hong Kong	400	—	—	400
Norway	—	—	—	—
Singapore	—	1,280	—	1,280
United Kingdom	197,822	368	—	198,190
Temporary Cash Investments	—	2,117,000	—	2,117,000
Securities Lending Collateral	—	38,722,659	—	38,722,659

TOTAL	$60,839,659	$297,834,349	—	$358,674,008

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2010

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,107,992,322

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,058,786,711)##	$2,107,992,322

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,107,992,322	—	—	$2,107,992,322

EMERGING MARKETS VALUE PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in Dimensional Emerging Markets Value Fund Inc. The DFA Investment Trust Company	$9,382,387,147

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,990,214,543)##	$9,382,387,147

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$9,382,387,147	—	—	$9,382,387,147

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,487,517,438

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,083,459,516)##	$1,487,517,438

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,487,517,438	—	—	$1,487,517,438

See accompanying Notes to Schedules of Investments.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (84.3%)
BRAZIL — (5.6%)
Acos Villares SA	1,037,000	$436,309
*Acucar Guarani SA	28,800	68,447
AES Tiete SA (2440693)	101,000	1,072,709
AES Tiete SA (2441038)	98,900	1,237,093
*All America Latina Logistica SA	512,400	4,824,508
American Banknote SA	49,100	431,872
*Amil Participacoes SA	47,645	417,449
Anhanguera Educacional Participacoes SA	59,935	937,123
B2W Cia Global Do Varejo	48,000	907,437
Banco ABC Brasil SA	58,800	465,038
Banco Bradesco SA	404,019	5,903,621
Banco Daycoval SA	15,700	79,357
Banco do Brasil SA	348,468	6,023,099
Banco Industrial e Comercial SA	63,600	504,446
Banco Panamericano SA	53,400	271,129
Banco Pine SA	24,600	152,456
#Banco Santander Brasil SA ADR	496,257	6,610,143
Banco Sofisa SA	79,500	197,982
Bematech SA	41,200	215,511
BM&F Bovespa SA	1,212,483	8,961,951
*Bombril SA	8,400	40,118
BR Malls Participacoes SA	155,200	2,333,118
Brasil Brokers Participacoes SA	44,205	170,909
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	666,185	340,895
*Brasil Telecom SA ADR	23,019	202,567
BRF - Brasil Foods SA	266,506	3,730,599
BRF - Brasil Foods SA ADR	665,421	9,395,745
Brookfield Incorporacoes SA	223,640	1,163,467
Camargo Correa Desenvolvimento Imobiliario SA	11,200	36,170
Centrais Eletricas Brasileiras SA (2308445)	84,100	1,295,832
Centrais Eletricas Brasileiras SA (2311120)	93,000	1,201,893
#Centrais Eletricas Brasileiras SA ADR	47,467	742,859
*Centrais Eletricas Brasileiras SA Sponsored ADR	61,054	798,586
Cia de Gas de Sao Paulo SA	20,600	424,579
Cia de Saneamento de Minas Gerais-Copasa	73,400	1,056,262
Cia de Saneamento do Parana	58,300	90,824
Cia Energetica de Minas Gerais	31,350	345,977
Cia Energetica de Sao Paulo	158,300	2,413,922
Cia Hering SA	10,100	338,581
Companhia de Concessoes Radoviarias	92,900	2,130,763
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	64,500	2,567,745
Companhia Siderurgica Nacional SA	84,000	1,392,677
#Companhia Siderurgica Nacional SA Sponsored ADR	284,168	4,771,181
*Cosan SA Industria e Comercio	122,700	1,764,318
CPFL Energia SA	34,900	805,232
#*CPFL Energia SA ADR	10,200	712,674
Cremer SA	20,300	208,332
Cyrela Brazil Realty SA Empreendimentos e Participacoes	292,300	4,093,330
Diagnosticos Da America SA	214,000	2,070,889
*Drogasil SA	16,460	342,527
Duratex SA	350,655	3,688,377
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	93,900	1,975,915
Empresa Brasileira de Aeronautica SA	98,400	639,477
#Empresa Brasileira de Aeronautica SA ADR	200,175	5,278,615
Energias do Brazil SA	17,340	349,699
*Equatorial Energia SA	17,800	168,507
*Estacio Participacoes SA	2,500	29,836
Eternit SA	202,318	977,771

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Even Construtora e Incorporadora SA	83,974	$391,509
EZ Tec Empreendimentos e Participacoes SA	42,800	228,260
Ferbasa-Ferro Ligas da Bahia SA	58,000	396,714
*Fertilizantes Fosfatados SA	113,300	988,186
*Fibria Celulose SA	51,196	805,723
#*Fibria Celulose SA Sponsored ADR	241,730	3,795,161
Gafisa SA	168,400	1,257,159
#Gafisa SA ADR	145,600	2,204,384
*General Shopping Brasil SA	6,700	34,551
Gerdau SA	122,800	1,300,753
#*Gol Linhas Aereas Inteligentes SA ADR	60,300	851,436
Grendene SA	102,700	470,056
Guararapes Confeccoes SA	2,300	98,732
Helbor Empreendimentos SA	6,100	48,556
*Hypermarcas SA	109,451	1,426,323
*IdeiasNet SA	115,443	200,850
Iguatemi Empresa de Shopping Centers SA	38,300	757,812
Industrias Romi SA	57,300	416,686
*Inepar SA Industria e Construcoes	18,295	51,386
*Inpar SA	176,860	326,811
*Iochpe-Maxion SA	6,000	66,181
JBS SA	423,500	2,070,787
JHSF Participacoes SA	89,010	154,356
*Joao Fortes Engenharia SA	10,500	70,446
*Kroton Educacional SA	10,200	82,178
Light SA	109,800	1,380,928
*LLX Logistica SA	30,200	152,305
Localiza Rent a Car SA	104,800	1,444,962
*Log-in Logistica Intermodal SA	36,700	151,908
Lojas Americanas SA	124,700	790,542
Lojas Renner SA	124,800	4,187,910
*LPS Brasil Consultoria de Imoveis SA	14,900	228,736
*Lupatech SA	30,500	368,504
M Dias Branco SA	28,300	639,920
*Magnesita Refratarios SA	22,400	153,086
Marfrig Alimentos SA	37,597	376,227
Marisa Lojas SA	4,900	61,821
*Minerva SA	25,830	100,894
*MMX Mineracao e Metalicos SA	187,955	1,268,493
*MPX Energia SA	39,060	464,154
MRV Engenharia e Participacoes SA	125,480	1,130,804
Multiplan Empreendimentos Imobiliarios SA	20,350	385,294
*Natura Cosmeticos SA	79,300	2,074,028
Obrascon Huarte Lain Brasil SA	24,200	624,263
OdontoPrev SA	106,800	1,004,969
*OGX Petroleo e Gas Participacoes SA	358,269	3,772,539
Parana Banco SA	7,300	34,865
*Paranapanema SA	127,817	454,205
PDG Realty SA Empreendimentos e Participacoes	225,844	2,389,673
#Petroleo Brasileiro SA ADR	739,710	26,925,444
*Plascar Participacoes Industriais SA	82,800	160,064
Porto Seguro SA	135,040	1,557,859
Positivo Informatica SA	26,400	270,184
Redecard SA	91,570	1,403,122
Rodobens Negocios Imobiliarios SA	9,600	75,870
Rossi Residencial SA	197,540	1,803,782
Sao Carlos Empreendimentos e Participacoes SA	8,800	86,959
Sao Martinho SA	65,300	591,071
SLC Agricola SA	18,500	158,514
Souza Cruz SA	56,000	2,566,295
Springs Global Participacoes SA	5,200	12,950

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Sul America SA	101,160	$888,055
#*TAM SA Sponsored ADR	20,300	342,664
Tecnisa SA	20,000	108,028
*Tegma Gestao Logistica	5,200	42,870
Tele Norte Leste Participacoes SA	41,700	780,038
Telecomunicacoes de Sao Paulo SA	40,300	806,550
Terna Participacoes SA	14,500	238,259
*Tim Participacoes SA	112,800	445,736
Totvs SA	22,950	1,678,972
Tractebel Energia SA	131,600	1,717,205
Triunfo Participacoes e Investimentos SA	30,200	106,974
Universo Online SA	56,900	294,400
Usinas Siderurgicas de Minas Gerais SA	58,010	1,685,747
#Vale SA Sponsored ADR	708,190	19,687,682
Vivo Participacoes SA	11,478	711,665
Vivo Participacoes SA ADR	61,953	1,656,623
Weg Industrias SA	204,756	2,110,659

TOTAL BRAZIL		210,858,715

CHILE — (2.4%)
*AES Gener SA	765,202	399,300
Aguas Andinas SA Series A	1,935,261	878,061
Banco de Chile SA	13,156,532	1,634,313
#Banco de Chile SA Series F ADR	37,400	2,829,684
Banco de Credito e Inversiones SA Series A	71,866	3,753,990
Banco Santander Chile SA	988,793	78,724
Banco Santander Chile SA ADR	30,181	2,505,325
Banmedica SA	299,376	379,066
Besalco SA	409,933	482,089
CAP SA	115,188	4,231,847
Cementos Bio-Bio SA	180,149	464,845
*Centros Comerciales Sudamericanos SA	1,366,292	6,969,727
Cia Cervecerias Unidas SA ADR	40,662	2,151,833
Cia General de Electricidad SA	225,182	1,429,933
*Cintac SA	149,288	99,124
Colbun SA	10,025,296	2,731,112
Compania Cervecerias Unidas SA	68,962	726,969
*Compania SudAmericana de Vapores SA	1,839,264	1,930,125
*Corpbanca SA	180,611,283	2,044,329
Corpbanca SA ADR	1,500	86,625
Cristalerias de Chile SA	58,676	692,292
E.CL SA	323,329	691,629
Embotelladora Andina SA Series B	115,901	507,185
#Embotelladora Andina SA Series B ADR	19,133	508,172
Empresa Electrica Pilmaiquen SA	30,933	125,868
Empresa Nacional de Electricidad SA	351,708	577,577
Empresa Nacional de Electricidad SA Sponsored ADR	71,700	3,552,735
Empresas CMPC SA	183,412	8,515,243
Empresas Copec SA	450,773	7,381,002
*Empresas Iansa SA	4,119,129	357,663
*Empresas La Polar SA	521,714	3,167,817
Enersis SA	1,676,555	696,353
Enersis SA Sponsored ADR	241,519	5,009,104
ENTEL Chile SA	181,178	2,589,499
Farmacias Ahumada SA	92,984	283,635
Gasco SA	24,536	156,748
Industrias Forestales SA	54,906	14,010
Inversiones Aguas Metropolitanas SA	1,020,374	1,350,711
Lan Airlines SA	42,299	1,010,226
#Lan Airlines SA Sponsored ADR	113,725	2,714,616
Madeco SA	15,335,108	845,821

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHILE — (Continued)
*Masisa SA	6,969,833	$1,053,665
*Multiexport Foods SA	705,517	253,783
Ripley Corp SA	1,061,439	1,152,565
S.A.C.I. Falabella SA	216,615	1,695,519
Salfacorp SA	279,468	687,076
*Sigdo Koppers SA	145,035	214,248
Sociedad Quimica y Minera de Chile SA Series B	11,313	429,731
Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	2,249,008
Socovesa SA	574,151	298,514
*Sonda SA	684,505	1,187,132
Soquimic Comercial SA	134,454	61,907
Vina Concha Y Toro SA	486,887	1,167,595
Vina Concha Y Toro SA Sponsored ADR	8,678	412,205
Vina San Pedro Tarapaca SA	16,383,152	141,123

TOTAL CHILE		87,558,998

CHINA — (11.2%)
#A8 Digital Music Holdings, Ltd.	150,000	89,830
#Agile Property Holdings, Ltd.	2,069,525	2,696,588
*Air China, Ltd.	1,360,000	1,571,521
Ajisen China Holdings, Ltd.	395,000	466,092
#Alibaba.com, Ltd.	312,500	647,378
*Aluminum Corp. of China, Ltd.	30,000	26,534
#*Aluminum Corp. of China, Ltd. ADR	210,100	4,655,816
AMVIG Holdings, Ltd.	522,000	291,226
#Angang Steel Co., Ltd.	1,021,160	1,548,352
#Anhui Conch Cement Co., Ltd.	444,000	1,553,909
#Anhui Expressway Co., Ltd.	362,000	228,269
Anhui Tianda Oil Pipe Co., Ltd.	330,130	126,831
#*Anta Sports Products, Ltd.	409,000	722,901
#Anton Oilfield Services Group	690,000	70,367
#Asia Cement China Holdings Corp.	539,500	270,392
*Asia Energy Logistics Group, Ltd.	4,170,000	68,865
*AVIC International Holding HK, Ltd.	1,978,000	91,791
#*AviChina Industry and Technology Co., Ltd.	1,164,000	476,607
Bank of China, Ltd.	29,128,000	15,420,636
Bank of Communications Co., Ltd.	3,545,450	3,954,633
Baoye Group Co., Ltd.	297,440	190,176
*BBMG Corp.	68,000	80,635
Beijing Capital International Airport Co., Ltd.	2,248,000	1,191,678
#Beijing Capital Land, Ltd.	1,140,000	369,970
#*Beijing Development HK, Ltd.	422,000	84,873
Beijing Enterprises Holdings, Ltd.	536,500	3,551,927
Beijing Jingkelong Co., Ltd.	185,512	204,613
#Beijing North Star Co., Ltd.	848,000	236,297
Belle International Holdings, Ltd.	1,274,000	1,967,399
Bosideng International Holdings, Ltd.	2,056,000	635,714
#*Brilliance China Automotive Holdings, Ltd.	3,386,000	1,418,578
#BYD Co., Ltd.	409,800	2,834,668
#BYD Electronic International Co., Ltd.	1,013,066	566,649
*Catic Shenzhen Holdings, Ltd.	156,000	62,036
Central China Real Estate, Ltd.	532,000	137,298
#Centron Telecom International Holdings, Ltd.	398,200	106,666
Chaoda Modern Agriculture (Holdings), Ltd.	3,121,821	3,353,785
China Aerospace International Holdings, Ltd.	2,350,600	285,131
#China Agri-Industries Holdings, Ltd.	1,684,000	1,903,348
#China Aoyuan Property Group, Ltd.	1,246,000	200,872
China Automation Group, Ltd.	370,000	258,177
#China BlueChemical, Ltd.	1,817,122	1,167,995
*China Chengtong Development Group, Ltd.	1,290,000	74,707
China Citic Bank Corp., Ltd.	4,486,000	3,038,278

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
China Coal Energy Co.	3,058,000	$4,287,781
China Communications Construction Co., Ltd.	3,592,535	3,393,013
China Communications Services Corp., Ltd.	2,300,618	1,169,089
China Construction Bank Corp.	23,454,000	19,933,509
#*China COSCO Holdings Co., Ltd.	1,367,000	1,533,842
*China Dongxiang Group Co.	1,629,000	919,731
#*China Eastern Airlines Corp., Ltd.	1,162,000	651,645
*China Energine International Holdings, Ltd.	1,036,000	110,976
#China Everbright International, Ltd.	1,544,000	710,148
#China Everbright, Ltd.	917,400	2,384,908
#China Foods, Ltd.	1,056,000	667,319
#China Gas Holdings, Ltd.	1,770,000	899,850
*China Grand Forestry Green Resources Group, Ltd.	7,826,000	193,788
#China Green (Holdings), Ltd.	543,000	564,111
China Haidian Holdings, Ltd.	1,268,000	147,188
China High Speed Transmission Equipment Group Co., Ltd.	548,000	1,253,200
#China Huiyuan Juice Group, Ltd.	534,000	410,424
#China Life Insurance Co., Ltd. ADR	159,456	10,710,660
China Mengniu Dairy Co., Ltd.	702,000	2,187,202
#China Merchants Bank Co., Ltd.	1,025,063	2,746,167
China Merchants Holdings (International) Co., Ltd.	1,173,251	4,448,221
*China Mining Resources Group, Ltd.	4,880,000	127,674
China Mobile, Ltd. Sponsored ADR	542,451	27,632,454
#*China Molybdenum Co., Ltd.	1,301,000	805,228
#China National Building Material Co., Ltd.	1,254,000	2,376,852
#China National Materials Co., Ltd.	1,229,000	961,353
*China Nickel Resources Holding Co., Ltd.	610,000	100,811
#*China Oil & Gas Group, Ltd.	3,240,000	380,218
China Oilfield Services, Ltd.	1,336,000	1,749,988
China Overseas Land & Investment, Ltd.	2,723,904	5,838,526
China Petroleum and Chemical Corp. (Sinopec)	48,000	38,736
#China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	7,093,812
China Pharmaceutical Group, Ltd.	1,110,000	624,710
China Power International Development, Ltd.	2,024,000	446,330
*China Power New Energy Development Co., Ltd.	3,100,000	320,397
*China Properties Group, Ltd.	525,000	138,800
*China Railway Construction Corp., Ltd.	1,595,687	2,231,477
*China Railway Group, Ltd.	1,663,000	1,243,819
#*China Rare Earth Holdings, Ltd.	1,636,000	400,812
China Resources Enterprise, Ltd.	1,222,000	4,648,838
China Resources Gas Group, Ltd.	294,000	427,189
China Resources Land, Ltd.	2,187,228	4,654,748
*China Resources Microelectronics, Ltd.	3,960,000	183,584
China Resources Power Holdings Co., Ltd.	1,144,000	2,493,202
*China Seven Star Shopping, Ltd.	2,170,000	39,316
*China Shanshui Cement Group, Ltd.	255,000	137,394
China Shenhua Energy Co., Ltd.	1,084,000	4,187,585
China Shineway Pharmaceutical Group, Ltd.	133,000	358,569
*China Shipping Container Lines Co., Ltd.	4,050,300	1,497,192
China Shipping Development Co., Ltd.	1,320,000	1,952,191
*China Singyes Solar Technologies Holdings, Ltd.	34,000	19,059
#*China Southern Airlines Co., Ltd. ADR	33,900	825,126
China Starch Holdings, Ltd.	1,240,000	110,314
China State Construction International Holdings, Ltd.	1,569,600	689,363
*China Taiping Insurance Holdings Co., Ltd.	464,000	1,571,126
#China Telecom Corp., Ltd. ADR	128,021	6,420,253
*China Travel International Investment Hong Kong, Ltd.	3,379,892	841,195
China Unicom Hong Kong, Ltd.	42,000	57,230
China Unicom Hong Kong, Ltd. ADR	506,582	6,909,778
*China Water Affairs Group, Ltd.	888,000	330,245
China Wireless Technologies, Ltd.	800,000	321,160

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
#China Yurun Food Group, Ltd.	559,000	$1,838,917
*China Zenith Chemical Group, Ltd.	1,290,000	31,884
*China Zhongwang Holdings, Ltd.	127,600	80,237
*Chinese People Holdings Co., Ltd.	1,058,000	43,606
#*Chongqing Iron & Steel Co., Ltd.	514,000	145,294
Chongqing Machinery & Electric Co., Ltd.	921,962	238,168
*CIMC Enric Holdings, Ltd.	220,000	107,738
*Citic 21CN Co., Ltd.	1,604,000	217,637
CITIC Pacific, Ltd.	1,174,000	2,416,813
*CITIC Resources Holdings, Ltd.	2,994,000	626,068
*Clear Media, Ltd.	123,000	75,410
#CNOOC, Ltd. ADR	116,476	19,616,888
*Coastal Greenland, Ltd.	826,000	45,833
#Comba Telecom Systems Holdings, Ltd.	819,896	845,413
COSCO International Holdings, Ltd.	926,000	502,597
COSCO Pacific, Ltd.	1,446,000	1,977,632
Coslight Technology International Group, Ltd.	134,000	116,810
Country Garden Holdings Co.	3,639,000	1,160,309
Dachan Food Asia, Ltd.	397,000	81,366
Dalian Port PDA Co., Ltd.	962,000	417,885
Daphne International Holdings, Ltd.	382,000	355,350
#Datang International Power Generation Co., Ltd.	2,240,000	965,253
Denway Motors, Ltd.	6,180,000	3,158,169
Digital China Holdings, Ltd.	447,000	723,100
#Dongfang Electric Co., Ltd.	178,000	613,896
#Dongfeng Motor Corp.	3,186,000	4,461,017
Dongyue Group	681,000	149,140
Dynasty Fine Wines Group, Ltd.	548,000	229,480
Embry Holdings, Ltd.	104,000	57,522
*Enerchina Holdings, Ltd.	2,513,850	39,839
First Tractor Co., Ltd.	456,000	299,364
Fosun International	1,720,603	1,327,956
Franshion Properties China, Ltd.	3,408,000	992,958
#Fufeng Group, Ltd.	630,000	438,613
Fushan International Energy Group, Ltd.	3,088,000	1,788,839
*GCL Poly Energy Holdings, Ltd.	2,941,320	684,026
#Geely Automobile Holdings, Ltd.	3,805,000	1,429,758
*Genesis Energy Holdings, Ltd.	1,620,000	98,290
*Global Bio-Chem Technology Group Co., Ltd.	1,937,600	314,365
*Goldbond Group Holdings, Ltd.	180,000	11,837
#Golden Eagle Retail Group, Ltd.	569,000	1,350,367
#*Golden Meditech Holdings, Ltd.	1,352,000	259,215
Goldlion Holdings, Ltd.	321,490	112,822
*GOME Electrical Appliances Holdings, Ltd.	6,577,660	2,292,103
#Great Wall Motor Co., Ltd.	481,000	961,194
#Great Wall Technology Co., Ltd.	296,000	129,584
Greentown China Holdings, Ltd.	684,500	851,675
Guangdong Investment, Ltd.	2,498,000	1,253,715
#Guangshen Railway Co., Ltd. Sponsored ADR	36,627	670,640
#*Guangzhou Investment Co., Ltd.	4,916,000	1,191,962
Guangzhou Pharmaceutical Co., Ltd.	310,000	270,327
#Guangzhou R&F Properties Co., Ltd.	1,236,400	1,941,681
#Guangzhou Shipyard International Co., Ltd.	168,000	264,112
GZI Transportation, Ltd.	1,135,415	586,366
*Haier Electronics Group Co., Ltd.	1,054,000	735,326
Hainan Meilan International Airport Co., Ltd.	147,000	162,848
Haitian International Holdings, Ltd.	527,000	401,379
Harbin Power Equipment Co., Ltd.	778,000	682,170
#*Heng Tai Consumables Group, Ltd.	1,800,000	178,664
Hengan International Group Co., Ltd.	298,000	2,576,314
Hengdeli Holdings, Ltd.	1,092,000	500,857

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
#*Hi Sun Technology (China), Ltd.	1,077,000	$421,815
#*Hidili Industry International Development, Ltd.	1,197,000	1,083,362
*HKC (Holdings), Ltd.	2,725,210	189,872
*Hong Kong Energy Holdings, Ltd.	28,260	2,340
#*Honghua Group, Ltd.	1,229,000	166,708
Hopewell Highway Infrastructure, Ltd.	604,000	455,647
#Hopson Development Holdings, Ltd.	936,000	1,275,119
Hua Han Bio-Pharmaceutical Holdings, Ltd.	609,690	196,115
*Huabao International Holdings, Ltd.	783,986	1,013,481
#Huadian Power International Corp.	1,290,000	310,922
#Huaneng Power International, Inc. ADR	107,717	2,519,501
#*Hunan Non-Ferrous Metal Corp., Ltd.	1,568,000	503,532
Industrial & Commercial Bank of China, Ltd.	24,508,000	18,799,812
#*Inspur International, Ltd.	2,440,000	242,390
*Interchina Holdings Co.	3,362,500	363,642
Intime Department Store Group Co., Ltd.	686,000	708,085
Jiangsu Express Co., Ltd.	1,096,000	1,066,270
#Jiangxi Copper Co., Ltd.	936,000	2,087,893
*Jingwei Textile Machinery Co., Ltd.	130,000	44,502
Ju Teng International Holdings, Ltd.	984,234	702,906
*Kai Yuan Holdings, Ltd.	7,740,000	299,257
*Kasen International Holdings, Ltd.	258,000	68,674
*Kingboard Chemical Holdings, Ltd.	748,000	3,462,021
#Kingboard Laminates Holdings, Ltd.	929,000	930,729
Kingdee International Software Group Co., Ltd.	1,182,000	498,285
#Kingsoft Corp., Ltd.	468,000	275,210
*Kingway Brewery Holdings, Ltd.	775,361	167,398
Kunlun Energy Co., Ltd.	3,260,000	4,258,825
KWG Property Holding, Ltd.	1,343,500	1,002,649
Lai Fung Holdings, Ltd.	2,695,000	93,744
*Lee & Man Paper Manufacturing, Ltd.	1,414,400	1,043,257
#Lenovo Group, Ltd.	4,546,000	2,928,290
#Li Ning Co., Ltd.	426,165	1,417,160
Lianhua Supermarket Holdings Co., Ltd.	178,000	767,437
Lingbao Gold Co., Ltd.	282,000	101,773
#Little Sheep Group, Ltd.	282,000	167,289
Lonking Holdings, Ltd.	1,140,000	865,634
*Lumena Resources Corp.	340,000	101,781
#Maanshan Iron & Steel Co., Ltd.	2,216,000	1,243,982
#Maoye International Holdings, Ltd.	842,000	342,680
*Media China Corp, Ltd.	9,900,000	69,005
MIN XIN Holdings, Ltd.	68,000	30,863
#Mingyuan Medicare Development Co., Ltd.	1,150,000	131,762
*Minmetals Holdings, Ltd.	92,000	19,698
#*Minmetals Resources, Ltd.	1,328,000	517,590
#Minth Group, Ltd.	527,000	792,486
*Nan Hai Corp, Ltd.	31,700,000	245,068
*Nanjing Panda Electronics Co., Ltd.	322,000	82,180
*Neo-China Land Group (Holdings), Ltd.	461,000	170,334
NetDragon Websoft, Inc.	281,456	136,085
New World China Land, Ltd.	1,755,800	611,603
New World Department Store China, Ltd.	550,538	483,348
Nine Dragons Paper Holdings, Ltd.	1,400,000	2,041,122
*Northeast Electric Development Co., Ltd.	284,000	56,059
#*Oriental Ginza Holdings, Ltd.	254,000	54,125
Pacific Online	240,450	103,523
Parkson Retail Group, Ltd.	739,500	1,271,280
PetroChina Co., Ltd. ADR	129,733	14,850,537
#*PICC Property & Casualty Co., Ltd.	2,446,000	2,489,615
Ping An Insurance (Group) Co. of China, Ltd.	698,000	5,769,115
#*Poly Hong Kong Investment, Ltd.	1,907,068	2,300,112

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
#Ports Design, Ltd.	282,500	$728,000
*Pou Sheng International Holdings, Ltd.	58,000	7,990
*Prosperity International Holdings HK, Ltd.	2,020,000	126,407
Qin Jia Yuan Media Services Co., Ltd.	412,000	67,967
Qingling Motors Co., Ltd.	874,000	220,834
*QX PAPER, Ltd.	381,474	155,068
Regent Manner International, Ltd.	358,000	179,478
*Renhe Commercial Holdings Co., Ltd.	430,000	92,546
REXLot Holdings, Ltd.	7,050,000	608,796
*Richly Field China Development, Ltd.	1,930,000	48,706
#Road King Infrastructure, Ltd.	169,000	146,545
Samson Holding, Ltd.	772,000	127,252
#*Semiconductor Manufacturing International Corp.	14,584,000	1,028,963
*Semiconductor Manufacturing International Corp. ADR	36,348	127,218
Shandong Chenming Paper Holdings, Ltd.	405,500	323,770
Shandong Molong Petroleum Machinery Co., Ltd.	130,464	123,879
*Shandong Xinhua Pharmaceutical Co., Ltd.	44,000	18,123
*Shanghai Electric Group Co., Ltd.	1,818,000	859,311
Shanghai Forte Land Co., Ltd.	742,000	222,669
Shanghai Industrial Holdings, Ltd.	612,000	2,794,701
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,516,000	402,483
Shanghai Prime Machinery Co., Ltd.	892,000	164,293
Shanghai Zendai Property, Ltd.	3,380,000	141,623
Shenji Group Kunming Machine Tool Co., Ltd.	77,500	50,797
Shenzhen Expressway Co., Ltd.	520,000	251,809
Shenzhen International Holdings, Ltd.	8,745,000	552,010
Shenzhen Investment, Ltd.	1,988,000	677,531
Shenzhou International Group	313,000	413,874
#Shimao Property Holdings, Ltd.	1,774,000	3,413,383
*Shougang Concord International Enterprises Co., Ltd.	4,286,000	725,431
#Shui On Land, Ltd.	3,115,762	1,419,327
Sichuan Expressway Co., Ltd.	426,000	252,308
Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	232,551
Silver Grant International Industries, Ltd.	2,318,000	681,128
#SIM Technology Group, Ltd.	712,000	157,137
#Sino Biopharmaceutical, Ltd.	1,159,999	442,636
*Sino Union Energy Investment Group, Ltd.	2,330,000	204,241
SinoCom Software Group, Ltd.	482,000	72,845
*Sinofert Holdings, Ltd.	2,690,673	1,189,033
Sinolink Worldwide Holdings, Ltd.	2,172,000	336,044
SinoMedia Holding, Ltd.	231,258	62,648
#Sino-Ocean Land Holdings, Ltd.	3,973,907	3,052,196
Sinopec Kantons Holdings, Ltd.	592,000	282,925
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	23,988	936,731
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	490,257
Sinotrans Shipping, Ltd.	1,625,000	703,713
Sinotrans, Ltd.	1,838,000	459,364
#Sinotruk Hong Kong, Ltd.	1,043,000	961,007
#Skyworth Digital Holdings, Ltd.	1,263,157	915,251
*Soho China, Ltd.	2,659,819	1,646,918
#*Solargiga Energy Holdings, Ltd.	624,000	143,129
SPG Land Holdings, Ltd.	362,850	184,595
#SRE Group, Ltd.	2,288,000	253,736
Sunny Optical Technology Group Co., Ltd.	293,000	60,537
Tak Sing Alliance Holdings, Ltd.	272,000	36,827
TCC International Holdings, Ltd.	704,554	247,644
TCL Communication Technology Holdings, Ltd.	287,100	155,583
TCL Multimedia Technology Holdings, Ltd.	555,200	248,049
Tencent Holdings, Ltd.	226,800	4,376,373
Tian An China Investments Co., Ltd.	783,000	512,134
Tiangong International Co., Ltd.	189,000	75,990

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	$248,912
Tianjin Development Holdings, Ltd.	544,000	355,116
#*Tianjin Port Development Holdings, Ltd.	3,041,200	752,677
#*Tianneng Power International, Ltd.	552,000	215,650
Tingyi (Cayman Islands) Holding Corp.	504,000	1,284,039
#Tomson Group, Ltd.	615,277	239,734
#Towngas China Co., Ltd.	847,000	332,902
Travelsky Technology, Ltd.	711,549	655,431
Truly International Holdings, Ltd.	456,000	621,008
Tsingtao Brewery Co., Ltd.	192,000	912,352
#*Uni-President China Holdings, Ltd.	1,087,000	606,197
*United Energy Group, Ltd.	3,611,550	354,189
*United Gene High-Tech Group, Ltd.	1,340,000	39,579
#Vinda International Holdings, Ltd.	320,000	307,918
VODone, Ltd.	922,000	290,106
Want Want China Holdings, Ltd.	686,000	540,110
#*Wasion Group Holdings, Ltd.	498,000	397,480
Weichai Power Co., Ltd.	195,200	1,616,403
Weiqiao Textile Co., Ltd.	573,000	401,156
Welling Holding, Ltd.	1,570,000	66,942
Wuyi International Pharmaceutical Co., Ltd.	450,000	41,148
#Xiamen International Port Co., Ltd.	1,136,000	209,812
Xinao Gas Holdings, Ltd.	690,000	1,636,004
Xingda International Holdings, Ltd.	810,000	548,567
#Xinjiang Xinxin Mining Industry Co., Ltd.	817,000	433,241
Xiwang Sugar Holdings Co., Ltd.	498,005	129,761
XTEP International Holdings, Ltd.	373,000	268,493
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	3,574,800
Yip’s Chemical Holdings, Ltd.	260,000	263,405
Yorkey Optical International Cayman, Ltd.	280,226	56,090
Zhaojin Mining Industry Co., Ltd.	275,333	596,963
Zhejiang Expressway Co., Ltd.	2,008,000	1,910,876
*Zhejiang Glass Co., Ltd.	192,000	61,302
*Zhong An Real Estate, Ltd.	614,400	158,459
Zhuzhou CSR Times Electric Co., Ltd.	269,000	720,980
Zijin Mining Group Co., Ltd.	1,352,000	875,228
#ZTE Corp.	313,950	1,005,338

TOTAL CHINA		418,246,213

CZECH REPUBLIC — (0.5%)
#*Central European Media Enterprises, Ltd.	32,388	694,809
CEZ A.S.	117,917	5,399,549
Komercni Banka A.S.	24,293	4,722,254
*New World Resources NV	93,869	1,110,822
*Pegas Nonwovens SA	19,500	448,670
Phillip Morris CR A.S.	839	392,423
Telefonica 02 Czech Republic A.S.	197,588	4,518,911
*Unipetrol A.S.	161,779	1,807,799

TOTAL CZECH REPUBLIC		19,095,237

HUNGARY — (0.7%)
*Danubius Hotel & Spa NYRT	6,194	112,931
Egis Gyogyszergyar NYRT	9,429	909,431
#EMASZ RT	1,045	105,566
#*FHB Mortgage Bank NYRT	15,280	82,760
#*Fotex Holding SE Co., Ltd.	71,030	124,878
Magyar Telekom Telecommunications P.L.C.	351,016	1,085,547
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	607,253
#*MOL Hungarian Oil & Gas P.L.C.	83,994	7,554,144
#*OTP Bank NYRT	488,536	11,732,356
#*PannErgy P.L.C.	42,550	156,806

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HUNGARY — (Continued)
#*RABA Automotive Holding NYRT	15,268	$61,610
Richter Gedeon NYRT	21,799	4,447,549
Zwack Unicum NYRT	611	52,412

TOTAL HUNGARY		27,033,243

INDIA — (11.1%)
*3i Infotech, Ltd.	53,831	73,153
*3M India, Ltd.	2,635	198,751
Aban Offshore, Ltd.	20,913	393,407
*ABG Shipyard, Ltd.	20,498	105,410
ACC, Ltd.	87,539	1,572,161
Adani Enterprises, Ltd.	183,765	2,315,416
*Adhunik Metaliks, Ltd.	85,697	209,860
*Aditya Birla Nuvo, Ltd.	67,681	1,129,410
*Advanta India, Ltd.	4,510	45,728
*Agro Tech Foods, Ltd.	8,888	57,296
AIA Engineering, Ltd.	41,205	320,695
*Ajmera Realty & Infra India, Ltd.	9,444	32,851
*Akzo Nobel India, Ltd.	22,181	415,423
*Alembic, Ltd.	89,566	111,444
Allahabad Bank, Ltd.	243,520	1,009,589
Allcargo Global Logistics, Ltd.	4,204	15,354
*Alok Industries, Ltd.	376,596	166,442
Alstom Projects India, Ltd.	36,976	562,541
*Amara Raja Batteries, Ltd.	36,352	147,827
Ambuja Cements, Ltd.	1,080,574	2,741,564
Amtek Auto, Ltd.	218,223	878,292
*Anant Raj Industries, Ltd.	144,505	373,764
Andhra Bank	245,445	758,473
*Ansal Properties & Infrastructure, Ltd.	68,573	118,736
*Apollo Hospitals Enterprise, Ltd.	88,872	1,503,568
*Apollo Tyres, Ltd.	253,901	349,612
*Aptech, Ltd.	48,077	146,843
*Arvind Mills, Ltd.	202,209	151,364
*Asahi India Glass, Ltd.	65,517	99,394
Asea Brown Boveri India, Ltd.	27,384	480,529
*Ashok Leyland, Ltd.	1,260,038	1,926,754
Asian Hotels, Ltd.	5,106	53,957
Asian Paints, Ltd.	32,555	1,821,590
Aurobindo Pharma, Ltd.	76,912	1,616,132
Automotive Axles, Ltd.	5,791	57,273
Aventis Pharma, Ltd.	10,597	426,581
Axis Bank, Ltd.	273,371	7,951,618
*Bajaj Auto Finance, Ltd.	18,427	226,819
Bajaj Auto, Ltd.	37,829	2,191,127
*Bajaj Electricals, Ltd.	20,898	111,652
Bajaj Finserv, Ltd.	69,280	644,527
Bajaj Hindusthan, Ltd.	145,932	364,002
Bajaj Holdings & Investment, Ltd.	71,114	1,108,913
Balaji Telefilms, Ltd.	32,965	39,337
Balkrishna Industries, Ltd.	14	202
Ballarpur Industries, Ltd.	635,218	454,247
*Balmer Lawrie & Co., Ltd.	8,790	123,561
Balrampur Chini Mills, Ltd.	405,795	727,634
Bank of Baroda	129,710	2,111,513
Bank of Maharashtra, Ltd.	245,477	343,870
*Bank of Rajasthan, Ltd.	93,423	356,054
Bannari Amman Sugars, Ltd.	3,050	54,499
BASF India, Ltd.	7,317	74,330
Bata India, Ltd.	37,095	228,483
*BEML, Ltd.	27,238	597,767

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Bengal & Assam Co., Ltd.	1,023	$4,453
Berger Paints India, Ltd.	172,370	288,636
*BGR Energy Systems, Ltd.	26,373	415,613
Bharat Electronics, Ltd.	22,034	859,958
*Bharat Forge, Ltd.	181,388	1,280,238
Bharat Heavy Electricals, Ltd.	80,174	4,222,010
*Bharat Petroleum Corp., Ltd.	95,906	1,327,289
*Bharati Shipyard, Ltd.	14,379	72,248
Bharti Airtel, Ltd.	774,761	5,142,710
*Bhushan Steel, Ltd.	32,812	1,103,336
Binani Cement, Ltd.	96,035	169,686
*Biocon, Ltd.	109,996	734,859
Birla Corp., Ltd.	47,059	371,604
Blue Dart Express, Ltd.	6,396	153,761
Blue Star, Ltd.	30,792	293,138
*Bombay Dyeing & Manufacturing Co., Ltd.	18,913	213,032
*Bombay Rayon Fashions, Ltd.	65,993	376,137
Bosch, Ltd.	10,620	1,294,943
*Brigade Enterprises, Ltd.	11,665	33,593
*Britannia Industries, Ltd.	10,778	457,824
Cadila Healthcare, Ltd.	97,123	1,329,669
*Cairn India, Ltd.	310,166	2,245,029
Canara Bank	145,996	1,509,702
Carborundum Universal, Ltd.	53,283	243,469
CCL Products (India), Ltd.	2,259	9,734
*Central Bank Of India	217,002	783,846
Centum Electronics, Ltd.	2,779	6,177
*Century Textiles & Industries, Ltd.	60,065	580,455
CESC, Ltd.	101,207	861,150
*Chambal Fertilizers & Chemicals, Ltd.	300,485	430,376
*Chemplast Sanmar, Ltd.	224,492	43,005
*Chennai Petroleum Corp., Ltd.	63,829	355,029
*Chillwinds Hotels, Ltd.	5,106	37,020
Cipla, Ltd.	304,054	2,142,114
*City Union Bank, Ltd.	280,925	239,933
Clariant Chemicals (India), Ltd.	10,732	150,818
CMC, Ltd.	6,389	240,373
Colgate-Palmolive (India), Ltd.	38,162	694,105
*Container Corp. Of India	33,305	984,609
*Core Projects & Technologies, Ltd.	50,907	290,638
Coromandel International, Ltd.	94,897	1,110,568
Corp. Bank	53,217	657,201
*Cranes Software International, Ltd.	64,637	18,018
Crisil, Ltd.	2,975	367,533
Crompton Greaves, Ltd.	195,991	1,166,668
Cummins India, Ltd.	85,912	1,179,331
Dabur India, Ltd.	128,674	548,704
Dalmia Cement (Bharat), Ltd.	31,411	139,402
DCM Shriram Consolidated, Ltd.	101,063	104,682
Deccan Chronicle Holdings, Ltd.	98,708	285,528
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	177,206
*Dena Bank	95,873	204,862
*Development Credit Bank, Ltd.	125,384	133,255
*Dewan Housing Finance Corp., Ltd.	53,579	319,287
*Dhanalakshmi Bank, Ltd.	45,085	174,614
*Dish TV (India), Ltd.	450,489	432,052
*Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	209,324
*Divi’s Laboratories, Ltd.	54,150	875,404
*DLF, Ltd.	175,169	1,142,121
Dr Reddy’s Laboratories, Ltd.	118,007	3,450,687
#Dr Reddy’s Laboratories, Ltd. ADR	60,800	1,757,728

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Dredging Corp Of India, Ltd.	3,715	$46,408
E.I.D. - Parry (India), Ltd.	57,072	475,498
*eClerx Services, Ltd.	717	6,823
Edelweiss Capital, Ltd.	20,469	215,356
Eicher Motors, Ltd.	13,232	281,434
EIH, Ltd.	221,463	611,169
*Elder Pharmaceuticals, Ltd.	8,586	65,244
*Electrosteel Casings, Ltd.	130,241	137,436
Elgi Equipments, Ltd.	23,578	62,636
Emami, Ltd.	9,100	89,598
*Era Infra Engineering, Ltd.	105,854	483,094
Esab India, Ltd.	9,613	122,252
Escorts, Ltd.	68,078	288,854
*Ess Dee Aluminium, Ltd.	10,343	115,188
*Essar Oil, Ltd.	294,414	816,177
*Essar Shipping Ports & Logistics, Ltd.	181,303	335,208
*Essel Propack, Ltd.	64,950	65,122
*Eveready Industries (India), Ltd.	30,440	47,811
*Everest Kanto Cylinder, Ltd.	54,560	138,283
Exide Industries, Ltd.	338,304	1,061,857
FAG Bearings (India), Ltd.	11,829	195,726
*FDC, Ltd.	127,472	235,894
*Federal Bank, Ltd.	280,724	2,102,047
Financial Technologies (India), Ltd.	44,211	1,166,992
*Finolex Cables, Ltd.	94,015	113,483
*Finolex Industries, Ltd.	71,512	132,499
*Firstsource Solutions, Ltd.	101,985	55,375
*Fortis Healthcare, Ltd.	133,669	448,500
*Fresenius Kabi Oncology, Ltd.	12,591	43,372
GAIL India, Ltd.	316,449	2,993,058
*Gammon India, Ltd.	113,601	530,207
*Gammon Infrastructure Projects, Ltd.	431,684	233,774
Gateway Distriparks, Ltd.	24,136	56,969
Geodesic, Ltd.	101,821	193,286
*Geojit BNP Paribas Financial Services, Ltd.	58,543	39,063
GHCL, Ltd.	44,954	48,069
Gillette India, Ltd.	8,542	335,449
*Gitanjali Gems, Ltd.	87,137	310,907
GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	800,079
GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	817,124
Glenmark Pharmaceuticals, Ltd.	147,405	858,342
*GMR Infrastructure, Ltd.	1,033,464	1,272,274
*Godawari Power & Ispat, Ltd.	10,851	56,337
*Godfrey Phillips India, Ltd.	3,952	157,413
Godrej Consumer Products, Ltd.	96,756	718,059
Godrej Industries, Ltd.	184,276	758,311
*Goetze (India), Ltd.	8,823	27,104
*Gokul Refoils & Solvent, Ltd.	47,385	109,360
*Graphite India, Ltd.	91,488	188,274
Grasim Industries, Ltd.	28,007	1,105,198
*Great Eastern Shipping Co., Ltd.	139,363	864,728
*Great Offshore, Ltd.	31,166	273,215
Greaves Cotton, Ltd.	26,183	192,202
Grindwell Norton, Ltd.	10,897	49,563
Gruh Finance, Ltd.	7,597	54,745
*GTL Infrastructure, Ltd.	351,403	352,517
*GTL, Ltd.	91,093	838,604
*Gujarat Alkalies & Chemicals, Ltd.	38,986	106,915
Gujarat Ambuja Exports, Ltd.	93,019	57,283
Gujarat Fluorochemicals, Ltd.	52,434	226,244
Gujarat Gas Co., Ltd.	57,380	380,019

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
Gujarat Industries Power Co., Ltd.	43,436	$105,856
*Gujarat Mineral Development Corp., Ltd.	135,343	353,102
*Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	213,877
*Gujarat State Fertilizers & Chemicals, Ltd.	44,440	275,429
Gujarat State Petronet, Ltd.	237,542	545,598
*GVK Power & Infrastructure, Ltd.	1,026,598	965,576
*H.E.G., Ltd.	23,274	153,924
*HBL Power Systems, Ltd.	125,202	86,881
HCL Infosystems, Ltd.	185,224	409,652
HCL Technologies, Ltd.	339,023	2,875,114
HDFC Bank, Ltd.	205,746	9,524,414
*HeidelbergCement India, Ltd.	105,161	104,787
Hero Honda Motors, Ltd. Series B	87,726	3,438,900
Hexaware Technologies, Ltd.	126,799	224,879
Hikal, Ltd.	4,307	35,337
*Himachal Futuristic Communications, Ltd.	689,021	149,298
*Himadri Chemicals & Industries, Ltd.	3,945	45,068
*Hindalco Industries, Ltd.	1,345,227	4,669,838
*Hinduja Global Solutions, Ltd.	10,967	108,260
*Hinduja Ventures, Ltd.	10,967	85,711
Hindustan Construction Co., Ltd.	285,295	824,587
*Hindustan Oil Exploration Co., Ltd.	48,130	227,266
*Hindustan Petroleum Corp, Ltd.	109,250	1,019,833
Hindustan Unilever, Ltd.	297,109	1,611,904
Honeywell Automation India, Ltd.	3,539	214,920
*Hotel Leelaventure, Ltd.	217,449	228,021
*Housing Development & Infrastructure, Ltd.	215,678	1,242,781
HSIL, Ltd.	5,928	15,576
*HT Media, Ltd.	65,734	222,847
ICICI Bank, Ltd. Sponsored ADR	396,338	15,421,512
*ICSA (India), Ltd.	43,239	123,859
*IDBI Bank, Ltd.	434,897	1,118,721
*Idea Cellular, Ltd.	1,104,042	1,673,580
*IFCI, Ltd.	630,553	852,901
*India Cements, Ltd.	392,914	906,540
India Infoline, Ltd.	252,031	495,479
Indiabulls Financial Services, Ltd.	318,991	1,086,470
*Indiabulls Real Estate, Ltd.	531,981	1,881,095
Indiabulls Securities, Ltd.	105,042	59,209
*Indian Bank	165,968	803,279
*Indian Hotels Co., Ltd.	718,238	1,538,515
*Indian Oil Corp., Ltd.	429,546	3,349,814
Indian Overseas Bank	165,254	408,659
*Indo Rama Synthetics (India), Ltd.	52,177	40,324
Indoco Remedies, Ltd.	2,538	22,438
*Indraprastha Gas, Ltd.	19,509	126,768
IndusInd Bank, Ltd.	300,114	1,323,520
INEIS ABS India, Ltd.	16,430	132,506
*Info Edge India, Ltd.	5,465	107,526
*Infomedia 18, Ltd.	26,105	16,199
Infosys Technologies, Ltd.	225,217	13,564,135
#Infosys Technologies, Ltd. Sponsored ADR	11,946	722,494
Infotech Enterprises, Ltd.	47,412	170,541
Infrastructure Development Finance Co., Ltd.	1,312,085	5,277,610
ING Vysya Bank, Ltd.	84,082	633,694
*Ingersoll-Rand India, Ltd.	4,300	38,875
Ipca Laboratories, Ltd.	75,690	457,045
IRB Infrastructure Developers, Ltd.	176,253	1,116,858
*ISMT, Ltd.	8,500	9,082
*Ispat Industries, Ltd.	504,738	192,416
ITC, Ltd.	753,948	5,027,032

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*IVRCL Assets & Holdings, Ltd.	39,912	$105,932
*IVRCL Infrastructures & Projects, Ltd.	514,324	1,919,552
*J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	105,023
*Jagran Prakashan, Ltd.	83,852	219,362
*Jai Balaji Industries, Ltd.	9,739	45,398
Jain Irrigation Systems, Ltd.	74,137	1,976,877
Jaiprakash Associates, Ltd.	1,550,770	3,966,610
*Jaiprakash Power Ventures, Ltd.	318,329	480,420
*Jammu & Kashmir Bank, Ltd.	34,678	577,484
*JBF Industries, Ltd.	35,709	105,144
*Jet Airways (India), Ltd.	38,723	569,282
*Jindal Drilling & Industries, Ltd.	6,037	60,575
*Jindal Poly Films, Ltd.	15,442	134,852
*Jindal Saw, Ltd.	232,350	985,035
*Jindal South West Holdings, Ltd.	4,492	170,522
Jindal Steel & Power, Ltd.	381,288	5,133,992
*JK Cement, Ltd.	10,591	38,710
*JK Lakshmi Cement, Ltd.	29,180	38,653
*JSL Stainless, Ltd.	85,928	192,638
JSW Steel, Ltd.	163,358	3,945,038
*Jubilant Organosys, Ltd.	84,709	651,612
*Jyothy Laboratories, Ltd.	19,964	122,224
Jyoti Structures, Ltd.	69,600	233,017
K.S.B. Pumps, Ltd.	6,634	81,628
*Kalpataru Power Transmission, Ltd.	14,879	322,608
*Kalyani Investment Co., Ltd.	543	9,847
*Kalyani Steels, Ltd.	5,438	14,820
*Karnataka Bank, Ltd.	166,671	610,739
*Karur Vysya Bank, Ltd.	30,439	395,565
*Karuturi Global, Ltd.	187,626	76,275
KEC International, Ltd.	15,934	174,305
Kesoram Industries, Ltd.	41,828	265,466
*Kingfisher Airlines, Ltd.	125,620	143,673
*Kiri Dyes & Chemicals, Ltd.	171	1,919
*Kirloskar Eng India, Ltd.	83,823	370,250
Kirloskar Industries, Ltd.	5,588	43,370
*Kotak Mahindra Bank, Ltd.	193,639	3,223,077
*Koutons Retail India, Ltd.	12,449	85,037
KPIT Cummins Infosystems, Ltd.	42,407	130,980
*KRBL, Ltd.	62,377	31,692
*KS Oils, Ltd.	397,063	448,345
*KSK Energy Ventures, Ltd.	129,280	443,804
*Lakshmi Energy & Foods, Ltd.	10,833	22,444
*Lakshmi Machine Works, Ltd.	4,765	206,211
*Lakshmi Vilas Bank, Ltd.	36,743	82,404
*Lanco Infratech, Ltd.	985,780	1,417,881
*Landmark Property Development Co., Ltd.	60,497	6,893
Larsen & Toubro, Ltd.	125,806	4,884,445
*LIC Housing Finance, Ltd.	106,329	2,609,166
Lupin, Ltd.	32,010	1,297,053
*Madhucon Projects, Ltd.	27,799	92,037
Madras Cements, Ltd.	151,890	335,549
Mahanagar Telephone Nigam, Ltd.	179,954	262,251
#*Mahanagar Telephone Nigam, Ltd. ADR	32,600	97,148
Maharashtra Scooters, Ltd.	2,000	16,432
*Maharashtra Seamless, Ltd.	60,538	524,846
Mahindra & Mahindra Financial Services, Ltd.	50,631	619,250
Mahindra & Mahindra, Ltd.	584,302	8,345,457
*Mahindra Lifespace Developers, Ltd.	24,566	251,673
*Manaksia, Ltd.	20,016	45,143
Mangalore Refinery & Petrochemicals, Ltd.	811,929	1,338,587

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
Marico, Ltd.	189,680	$509,587
Maruti Suzuki India, Ltd.	79,301	2,051,329
Mastek, Ltd.	25,667	146,409
*MAX India, Ltd.	218,858	729,075
*Maytas Infra, Ltd.	31,860	143,024
*McLeod Russel India, Ltd.	68,089	327,606
*Mercator Lines, Ltd.	237,729	238,148
Merck, Ltd.	6,714	104,857
*MindTree, Ltd.	15,591	179,070
*Monnet Ispat, Ltd.	32,813	315,498
Monsanto India, Ltd.	4,435	161,845
*Moser Baer (India), Ltd.	178,934	249,047
Motherson Sumi Systems, Ltd.	157,809	572,719
Mphasis, Ltd.	88,985	1,136,110
MRF, Ltd.	2,157	340,898
*Mukta Arts, Ltd.	2,950	3,245
*Mundra Port & Special Economic Zone, Ltd.	87,302	1,366,309
*Nagarjuna Construction Co., Ltd.	363,577	1,349,795
*Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	146,844
Nahar Poly Films, Ltd.	15,371	9,030
*Nahar Spinning Mills, Ltd.	12,450	29,466
National Aluminium Co., Ltd.	261,386	2,382,018
*Nava Bharat Ventures, Ltd.	27,350	236,455
Navneet Publications (India), Ltd.	126,875	137,954
NIIT Technologies, Ltd.	35,350	137,112
NIIT, Ltd.	131,535	189,836
Nirma, Ltd.	70,348	304,802
*NOCIL, Ltd.	79,587	36,683
*Noida Toll Bridge Co., Ltd.	89,957	60,873
NTPC, Ltd.	514,752	2,204,998
Nucleus Software Exports, Ltd.	5,423	16,677
*OCL India, Ltd.	23,518	68,138
*Oil & Natural Gas Corp, Ltd.	137,602	3,691,780
*OMAXE, Ltd.	108,234	276,113
*OnMobile Global, Ltd.	27,252	160,982
Opto Circuits India, Ltd.	128,992	764,474
*Oracle Financial Services Software, Ltd.	49,350	2,244,732
*Orbit Corp., Ltd.	69,708	190,389
*Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	214,370
*Orient Paper & Industries, Ltd.	70,870	82,183
Oriental Bank of Commerce	83,354	725,244
*Panacea Biotec, Ltd.	39,979	160,635
Pantaloon Retail India, Ltd.	8,100	80,454
Pantaloon Retail India, Ltd. Class B	810	6,412
*Parsvnath Developers, Ltd.	70,942	199,505
Patel Engineering, Ltd.	31,362	283,631
Patni Computer Systems, Ltd.	122,244	1,239,634
Patni Computer Systems, Ltd. ADR	16,659	367,664
*Peninsula Land, Ltd.	114,988	169,921
Petronet LNG, Ltd.	682,746	1,332,524
Pidilite Industries, Ltd.	191,560	562,995
Piramal Healthcare, Ltd.	116,772	1,217,787
*Piramal Life Sciences, Ltd.	8,631	28,206
Plethico Pharmaceuticals, Ltd.	6,993	58,157
Polaris Software Lab, Ltd.	59,814	225,505
Power Finance Corp, Ltd.	569,675	3,914,570
*Power Grid Corp of India, Ltd.	248,524	539,675
Praj Industries, Ltd.	86,072	142,521
*Prakash Industries, Ltd.	43,255	160,701
Prism Cement, Ltd.	182,988	199,370
Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	165,881

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Provogue India, Ltd.	9,572	$12,302
PSL, Ltd.	23,485	68,058
*PTC India, Ltd.	353,271	840,981
*Punj Lloyd, Ltd.	279,849	766,271
*PVP Ventures, Ltd.	8,856	3,002
Radico Khaitan, Ltd.	41,971	115,662
Rain Commodities, Ltd.	25,235	76,549
*Rajesh Exports, Ltd.	123,341	236,935
Rallis India, Ltd.	12,769	358,478
*Ranbaxy Laboratories, Ltd.	153,955	1,494,193
*Raymond, Ltd.	60,130	299,344
Redington India, Ltd.	17,811	150,430
REI Agro, Ltd.	440,310	271,807
*Rei Six Ten Retail, Ltd.	55,035	72,952
*Reliance Broadcast Network, Ltd.	23,621	34,078
*Reliance Capital, Ltd.	170,632	2,893,565
Reliance Communications, Ltd.	858,243	3,310,959
Reliance Energy, Ltd.	132,250	3,167,272
Reliance Industrial Infrastructure, Ltd.	5,844	108,916
Reliance Industries, Ltd.	1,381,092	30,100,417
*Reliance MediaWorks, Ltd.	23,621	107,877
*Reliance Natural Resources, Ltd.	592,253	530,176
*Reliance Power, Ltd.	1,077,749	3,811,074
Rolta India, Ltd.	183,426	670,892
*Ruchi Infrastructure, Ltd.	1,244	987
*Ruchi Soya Industries, Ltd.	178,388	392,257
*Rural Electrification Corp, Ltd.	116,509	763,408
*S.Kumars Nationwide, Ltd.	192,600	348,965
*Samruddhi Cement, Ltd.	28,007	287,644
*Satyam Computer Services, Ltd.	538,448	1,006,689
*SEAMEC, Ltd.	15,622	49,024
Sesa Goa, Ltd.	590,180	4,613,647
*Shipping Corp. of India, Ltd.	102,057	356,623
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	19,863	186,539
*Shopper’s Stop, Ltd.	6,639	93,220
*Shree Ashtavinyak Cine Vision, Ltd.	642,203	237,659
Shree Cement, Ltd.	14,509	564,260
*Shree Renuka Sugars, Ltd.	401,000	548,058
*Shriram EPC, Ltd.	13,876	79,838
Shriram Transport Finance Co., Ltd.	110,106	1,569,557
Siemens India, Ltd.	66,885	1,010,219
*Simplex Infrastructures, Ltd.	4,792	50,193
SKF India, Ltd.	26,925	317,441
Sobha Developers, Ltd.	46,017	332,778
Sonata Software, Ltd.	58,800	62,770
*South Indian Bank, Ltd.	153,751	637,376
*SREI Infrastructure Finance, Ltd.	142,460	253,052
SRF, Ltd.	33,988	175,253
*State Bank of India	45,482	2,461,501
Steel Authority of India, Ltd.	364,978	1,608,186
Sterling Biotech, Ltd.	166,520	384,094
Sterlite Industries (India), Ltd. ADR	144,700	2,186,417
Sterlite Industries (India), Ltd. Series A	533,088	2,014,454
*Sterlite Technologies, Ltd.	152,135	337,046
Strides Arcolab, Ltd.	16,893	154,672
*Sun Pharma Advanced Research Co., Ltd.	123,600	263,772
Sun Pharmaceuticals Industries, Ltd.	57,867	2,210,753
Sun TV Network, Ltd.	75,061	736,995
Sundaram-Clayton, Ltd.	3,760	14,785
Sundram Fastners, Ltd.	105,224	111,520
Supreme Industries, Ltd.	10,987	142,219

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Suzlon Energy, Ltd.	697,879	$851,931
*Swaraj Engines, Ltd.	1,260	11,411
Syndicate Bank	274,612	622,013
Taj GVK Hotels and Resorts, Ltd.	32,994	113,524
*Tamilnadu Newsprint & Papers, Ltd.	8,983	24,293
*Tanla Solutions, Ltd.	100,638	67,340
*Tata Chemicals, Ltd.	141,685	1,029,853
*Tata Communications, Ltd. ADR	33,821	402,132
Tata Consultancy Services, Ltd.	261,370	4,752,511
Tata Elxsi, Ltd.	13,274	74,314
Tata Investment Corp., Ltd.	12,815	133,712
*Tata Motors, Ltd.	337,869	6,168,448
Tata Power Co., Ltd.	65,450	1,864,283
Tata Steel, Ltd.	397,724	4,620,912
*Tata Tea, Ltd.	697,350	1,747,561
*Tata Teleservices Maharashtra, Ltd.	1,004,165	488,134
*Tech Mahindra, Ltd.	72,118	1,089,474
*Teledata Marine Solutions, Ltd.	39,608	29,233
Texmaco, Ltd.	79,270	231,407
Thermax India, Ltd.	48,870	799,689
Thomas Cook (India), Ltd.	102,590	150,464
*Time Technoplast, Ltd.	19,096	22,293
*Timken India, Ltd.	2,587	7,529
Titan Industries, Ltd.	16,825	1,016,906
Torrent Pharmaceuticals, Ltd.	44,919	548,300
*Torrent Power, Ltd.	137,166	1,023,692
Transport Corp of India, Ltd.	29,320	83,964
*Trent, Ltd.	9,814	193,906
Triveni Engineering & Industries, Ltd.	168,022	376,345
TTK Prestige, Ltd.	3,875	76,582
*Tube Investments of India, Ltd.	108,844	283,638
Tulip Telecom, Ltd.	75,010	299,199
TVS Motor Co., Ltd.	101,084	303,238
UCO Bank	299,000	599,233
Ultratech Cement, Ltd.	40,989	764,353
Unichem Laboratories, Ltd.	18,017	168,850
Union Bank of India	169,531	1,158,403
Unitech, Ltd.	1,242,565	2,186,900
*United Breweries, Ltd.	14,485	100,019
*United Phosphorus, Ltd.	446,585	1,775,329
United Spirits, Ltd.	59,944	1,796,858
*Unity Infraprojects, Ltd.	6,251	14,596
*Usha Martin, Ltd.	157,932	282,746
*UTV Software Communications, Ltd.	8,466	85,043
*Vardhman Hotels, Ltd.	5,106	37,020
*Vardhman Textiles, Ltd.	26,377	169,882
*Varun Shipping Co., Ltd.	91,874	78,892
Videocon Industries, Ltd.	142,310	649,428
*Videsh Sanchar Nigam, Ltd.	46,062	270,015
*Vijaya Bank	154,061	241,211
*VIP Industries, Ltd.	9,671	87,259
*Voltamp Transformers, Ltd.	5,393	118,889
Voltas, Ltd.	157,257	721,949
*WABCO-TVS (India), Ltd.	6,924	138,467
*Walchandnagar Industries, Ltd.	14,754	67,461
Welspun Corp., Ltd.	178,079	953,534
*Welspun Global Brands, Ltd.	3,685	1,668
Welspun India, Ltd.	36,850	61,780
*Welspun Investments, Ltd.	1,842	834
Wipro, Ltd.	352,643	3,138,265
*Wire & Wireless India, Ltd.	302,852	91,640

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Wockhardt, Ltd.	70,880	$210,205
Wyeth, Ltd.	13,354	238,511
Yes Bank, Ltd.	180,501	1,150,334
*Zandu Realty, Ltd.	325	21,759
Zee Entertainment Enterprises, Ltd.	471,701	3,013,518
*Zee News, Ltd.	82,009	24,521
Zensar Technologies, Ltd.	22,768	85,948
Zuari Industries, Ltd.	19,017	287,198
Zydus Wellness, Ltd.	17,266	192,399

TOTAL INDIA		413,142,696

INDONESIA — (3.1%)
PT Adaro Energy Tbk	9,844,500	2,207,675
*PT Agis Tbk	980,000	17,593
PT AKR Corporindo Tbk	2,772,300	369,326
PT Aneka Tambang Tbk	8,072,500	1,901,957
*PT Asahimas Flat Glass Tbk	126,500	43,844
PT Astra Agro Lestari Tbk	383,000	836,780
PT Astra International Tbk	2,085,000	11,850,242
*PT Bakrie & Brothers Tbk	130,023,750	729,746
*PT Bakrie Sumatera Plantations Tbk	21,361,500	731,974
*PT Bakrie Telecom Tbk	39,523,500	682,001
PT Bakrieland Development Tbk	40,544,500	605,358
PT Bank Bukopin Tbk	3,358,000	248,090
PT Bank Central Asia Tbk	8,604,000	5,737,252
PT Bank Danamon Indonesia Tbk	4,964,318	2,977,906
PT Bank Mandiri Persero Tbk	9,385,000	6,314,565
*PT Bank Negara Indonesia Persero Tbk	8,417,000	2,853,759
*PT Bank Pan Indonesia Tbk	17,099,000	1,952,667
PT Bank Rakyat Indonesia Tbk	5,431,500	6,028,514
*PT Bank Tabungan Pensiunan Nasional Tbk	164,500	157,476
*PT Barito Pacific Tbk	5,881,000	698,434
*PT Bayan Resources Tbk	638,000	545,916
*PT Berlian Laju Tanker Tbk	13,394,666	360,799
*PT Bhakti Investama Tbk	34,403,400	428,159
*PT Bisi International Tbk	2,927,500	482,120
PT Budi Acid Jaya Tbk	2,800,500	73,581
PT Bumi Resources Tbk	36,947,000	7,140,510
*PT Bumi Serpong Damai Tbk	8,915,000	808,517
*PT Central Proteinaprima Tbk	22,741,500	134,693
PT Charoen Pokphand Indonesia Tbk	2,496,332	1,454,650
*PT Ciputra Development Tbk	16,698,924	710,635
*PT Ciputra Surya Tbk	2,291,000	151,346
*PT Citra Marga Nusaphala Persada Tbk	2,369,000	275,234
*PT Darma Henwa Tbk	20,104,500	144,479
*PT Davomas Adabi Tbk	4,583,000	40,144
*PT Delta Dunia Makmur Tbk	4,235,000	474,303
*PT Elnusa Tbk	4,562,500	173,779
*PT Energi Mega Persada Tbk	50,243,000	576,336
PT Gajah Tunggal Tbk	2,017,000	278,246
PT Global Mediacom Tbk	11,800,000	410,643
PT Gozco Plantations Tbk	4,929,500	185,131
PT Gudang Garam Tbk	1,228,000	4,807,751
*PT Hanson International Tbk	13,121,500	90,913
*PT Hexindo Adiperkasa Tbk	464,000	301,355
*PT Holcim Indonesia Tbk	5,661,000	1,507,375
*PT Indah Kiat Pulp and Paper Corp. Tbk	6,061,500	1,195,302
PT Indo Tambangraya Megah Tbk	434,500	1,823,550
PT Indocement Tunggal Prakarsa Tbk	1,414,000	2,676,693
PT Indofood Sukses Makmur Tbk	10,975,500	5,686,647
PT Indosat Tbk	228,500	124,074

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDONESIA — (Continued)
PT Indosat Tbk ADR	24,200	$652,916
PT International Nickel Indonesia Tbk	4,657,500	2,156,217
*PT Intiland Development Tbk	8,570,000	565,794
*PT Japfa Comfeed Indonesia Tbk	167,000	47,204
PT Jasa Marga Tbk	5,132,000	1,536,784
PT Jaya Real Property Tbk	352,500	37,490
PT Kalbe Farma Tbk	8,149,000	2,235,404
*PT Kawasan Industry Jababeka Tbk	17,129,000	180,381
*PT Lippo Karawaci Tbk	29,633,250	1,606,677
PT Matahari Putra Prima Tbk	3,583,400	360,481
*PT Mayorah Indah Tbk	680,500	627,990
PT Medco Energi International Tbk	3,586,500	1,205,847
*PT Mitra Adiperkasa Tbk	1,232,500	82,724
*PT Mitra International Resources Tbk	5,183,500	180,171
*PT Pakuwon Jati Tbk	5,378,000	415,950
*PT Panin Financial Tbk	19,561,000	368,384
*PT Panin Insurance Tbk	3,559,000	161,402
PT Perusahaan Gas Negara Tbk	8,050,500	3,653,498
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,036,000	1,027,373
*PT Polaris Investama Tbk	521,000	40,783
PT Ramayana Lestari Sentosa Tbk	6,485,500	566,617
PT Sampoerna Agro Tbk	1,337,500	363,514
*PT Samudera Indonesia Tbk	117,000	42,401
PT Selamat Sempurna Tbk	1,043,000	105,629
PT Semen Gresik Persero Tbk	1,837,000	1,903,930
*PT Sentul City Tbk	18,657,000	248,789
PT Sorini Agro Asia Corporindo Tbk	742,000	156,992
*PT Sumalindo Lestari Jaya Tbk	1,153,000	12,289
PT Summarecon Agung Tbk	10,713,532	1,116,051
*PT Suryainti Permata Tbk	3,098,000	30,812
PT Tambang Batubara Bukit Asam Tbk	574,500	1,074,860
PT Telekomunikasi Indonesia Tbk	1,289,000	1,215,882
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	139,196	5,225,418
*PT Timah Tbk	4,810,000	1,334,230
*PT Trada Maritime Tbk	3,272,500	190,455
PT Trias Sentosa Tbk	2,750,000	58,730
*PT Trimegah Sec Tbk	5,343,500	67,449
*PT Truba Alam Manunggal Engineering Tbk	15,388,500	148,428
PT Tunas Ridean Tbk	4,560,000	326,715
PT Unilever Indonesia Tbk	1,041,500	1,976,365
PT United Tractors Tbk	1,521,666	3,435,765
PT Wijaya Karya Tbk	3,417,500	206,260

TOTAL INDONESIA		116,959,091

ISRAEL — (0.0%)
Africa Israel Industries, Ltd.	1,209	55,118
Clal Industries & Investments, Ltd.	61,236	374,758
Delta-Galil Industries, Ltd.	1	6
*Direct Insurance - I.D.I. Insurance Co., Ltd.	12,609	21,645
*Electra Real Estate, Ltd.	1	6
*First International Bank of Israel, Ltd.	30	97
*Formula Systems, Ltd.	—	4
*Formula Vision Technologies, Ltd.	—	—
*Hadera Paper, Ltd.	1,431	100,377
*Knafaim Arkia Holdings, Ltd.	5,307	23,140
Koor Industries, Ltd.	1	16
*Leader Holding & Investments, Ltd.	63,140	10,396
*Magal Security Systems, Ltd.	4,040	11,702
Magic Software Enterprises, Ltd.	988	2,398
Makhteshim-Agan Industries, Ltd.	1	2
*Menorah Mivtachim Holdings, Ltd.	9,770	109,158

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
*Mivtach Shamir Holdings, Ltd.	10,592	$317,303
*Naphtha Israel Petroleum Corp., Ltd.	1	3
*Neto M.E. Holdings, Ltd.	40	1,528
Osem Investment, Ltd.	—	7
*Retalix, Ltd.	10,513	133,451
Scailex Corp, Ltd.	23,043	341,407
Super-Sol, Ltd. Series B	—	3

TOTAL ISRAEL		1,502,525

MALAYSIA — (3.7%)
Aeon Co. Berhad	180,400	289,048
Affin Holdings Berhad	1,220,300	1,171,438
*Airasia Berhad	2,627,100	1,232,542
Alam Maritim Resources Berhad	145,200	55,730
Al-’Aqar KPJ REIT Berhad	34,155	12,357
Alliance Financial Group Berhad	1,842,100	1,693,371
*AMBD Berhad	233,633	29,760
AMMB Holdings Berhad	2,671,850	4,328,730
Amway (Malaysia) Holdings Berhad	63,300	160,951
Ann Joo Resources Berhad	400,650	317,913
APM Automotive Holdings Berhad	206,700	301,523
*Asia Pacific Land Berhad	531,500	54,387
*Axiata Group Berhad	2,564,225	3,437,440
*Bandar Raya Developments Berhad	1,103,100	693,820
Batu Kawan Berhad	274,350	959,351
*Berjaya Assets Berhad	79,900	15,088
Berjaya Corp. Berhad	2,710,900	923,279
Berjaya Land Berhad	692,300	928,609
*Berjaya Media Berhad	52,300	9,890
*Berjaya Retail Berhad	271,090	110,788
Berjaya Sports Toto Berhad	650,214	859,258
Bimb Holdings Berhad	541,800	225,052
*Bolton Berhad	252,900	87,553
Boustead Heavy Industries Corp. Berhad	37,000	50,487
Boustead Holdings Berhad	829,920	1,017,963
British American Tobacco Malaysia Berhad	84,500	1,193,391
*Bursa Malaysia Berhad	139,700	309,537
Cahya Mata Sarawak Berhad	325,000	252,800
Carlsberg Brewery Malaysia Berhad	165,000	266,372
CB Industrial Product Holding Berhad	104,800	102,205
Chemical Co. of Malaysia Berhad	111,000	72,819
CIMB Group Holdings Berhad	3,098,014	7,215,384
*Coastal Contracts Berhad	108,800	81,495
CSC Steel Holdings Berhad	344,200	182,858
*D&O Green Technologies Berhad	229,733	33,965
Dialog Group Berhad	2,757,773	938,227
Digi.Com Berhad	167,000	1,297,149
*Dijaya Corp. Berhad	54,000	18,160
DNP Holdings Berhad	286,900	128,976
DRB-Hicom Berhad	1,722,500	613,110
Dutch Lady Milk Industries Berhad	24,800	114,657
*Eastern & Oriental Berhad	644,382	239,376
Eastern Pacific Industrial Corp. Berhad	116,400	70,639
ECM Libra Avenue Berhad	731,860	154,605
*Encorp Berhad	62,000	21,238
*EON Capital Berhad	655,600	1,434,906
Esso Malaysia Berhad	152,600	128,204
Evergreen Fibreboard Berhad	446,900	232,154
Faber Group Berhad	236,300	207,747
*Fountain View Development Berhad	31,500	—
Fraser & Neave Holdings Berhad	157,500	711,948

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Gamuda Berhad	2,656,400	$2,774,428
*General Corp. Berhad	244,600	123,040
Genting Berhad	2,144,000	5,395,395
Genting Malaysia Berhad	3,073,300	2,757,839
Genting Plantations Berhad	420,200	925,642
Globetronics Technology Berhad	155,620	70,995
Glomac Berhad	160,000	70,033
*Gold Is Berhad	323,850	131,612
Grand United Holdings Berhad	274,800	100,250
*Green Packet Berhad	603,900	186,528
Guiness Anchor Berhad	150,600	385,031
*GuocoLand (Malaysia) Berhad	486,500	149,884
Hai-O Enterprise Berhad	192,500	220,398
Hap Seng Consolidated Berhad	487,500	424,418
Hap Seng Plantations Holdings Berhad	57,000	41,385
Hartalega Holdings Berhad	110,600	285,456
Hock Seng Lee Berhad	296,000	140,764
Hong Leong Bank Berhad	527,400	1,494,353
Hong Leong Financial Group Berhad	465,300	1,271,220
Hong Leong Industries Berhad	147,800	232,786
*Hovid Berhad	395,000	22,323
Hunza Properties Berhad	97,600	39,314
Hwang-DBS (Malaysia) Berhad	123,200	64,042
IGB Corp. Berhad	2,239,900	1,326,168
IJM Corp. Berhad	2,350,810	3,736,229
*IJM Land Berhad	786,000	593,539
IJM Plantations Berhad	533,100	407,457
*Insas Berhad	372,840	59,290
Integrated Logistics Berhad	185,535	52,467
IOI Corp. Berhad	1,852,277	2,985,439
*Jaks Resources Berhad	327,000	77,190
*Jaya Tiasa Holdings Berhad	149,625	167,500
Jerneh Asia Berhad	104,700	106,155
JT International Berhad	83,000	143,476
K & N Kenanga Holdings Berhad	343,400	85,504
Keck Seng (Malaysia) Berhad	205,400	381,751
Kencana Petroleum Berhad	760,032	368,357
KFC Holdings (Malaysia) Berhad	132,300	448,841
Kian Joo Can Factory Berhad	370,080	152,311
Kim Loong Resources Berhad	152,320	98,710
*Kinsteel Berhad	924,000	250,366
KLCC Property Holdings Berhad	1,033,800	1,036,424
*KNM Group Berhad	7,142,275	1,124,295
*Knusford Berhad	37,000	19,774
Kossan Rubber Industries Berhad	193,800	242,047
KPJ Healthcare Berhad	371,250	427,133
*KSL Holdings Berhad	226,266	111,120
Kuala Lumpur Kepong Berhad	293,750	1,560,100
Kub Malaysia Berhad	500,900	77,328
Kuchai Development Berhad	140,800	35,893
Kulim Malaysia Berhad	457,200	1,137,084
*Kumpulan Hartanah Selangor Berhad	460,700	62,355
*Kumpulan Perangsang Selangor Berhad	309,900	138,408
*Kurnia Asia Berhad	745,600	120,992
Kurnia Setia Berhad	15,000	12,127
Lafarge Malayan Cement Berhad	657,900	1,396,203
Landmarks Berhad	580,092	241,283
Leader Universal Holdings Berhad	482,800	133,800
Leong Hup Holdings Berhad	140,000	65,187
Lingkaran Trans Kota Holdings Berhad	556,900	557,880
*Lion Corp Berhad	754,900	67,779

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Lion Diversified Holdings Berhad	615,000	$78,521
Lion Industries Corp. Berhad	1,763,300	889,640
*MAA Holdings Berhad	269,800	60,719
*Mah Sing Group Berhad	525,480	304,063
Malayan Banking Berhad	3,063,800	7,463,057
Malaysia Airports Holdings Berhad	489,600	793,698
Malaysia Building Society Berhad	303,800	142,489
*Malaysian Airlines System Berhad	1,150,666	771,814
Malaysian Bulk Carriers Berhad	486,625	448,237
Malaysian Pacific Industries Berhad	125,500	238,469
Malaysian Resources Corp. Berhad	3,856,500	2,053,421
Mamee Double Decker Berhad	56,400	63,181
Manulife Holdings Berhad	80,100	69,407
MBM Resources Berhad	188,100	179,301
*Measat Global Berhad	415,200	529,883
Media Prima Berhad	1,056,700	720,334
Mega First Corp. Berhad	145,000	76,236
*Metro Kajang Holdings Berhad	32,865	12,905
*MISC Berhad	1,086,360	3,008,549
*MK Land Holdings Berhad	997,300	106,764
MMC Corp. Berhad	1,882,900	1,535,693
*MNRB Holdings Berhad	146,300	127,516
*MTD ACPI Engineering Berhad	166,600	27,288
Mudajaya Group Berhad	170,800	279,723
*Muhibbah Engineering Berhad	1,077,300	316,989
*Mulpha International Berhad	3,669,600	513,444
Naim Holdings Berhad	193,900	205,897
NCB Holdings Berhad	89,000	104,478
Nestle (Malaysia) Berhad	63,800	779,082
Notion VTEC Berhad	251,560	207,419
NTPM Holdings Berhad	669,600	124,162
*Nylex (Malaysia) Berhad	101,666	29,777
OKS Property Holdings Berhad	81,430	15,399
Oriental Holdings Berhad	422,040	699,683
OSK Holdings Berhad	1,105,032	452,496
P.I.E. Industrial Berhad	54,600	71,253
*Pan Malaysia Cement Works Berhad	621,000	26,288
Panasonic Manufacturing Malaysia Berhad	44,000	266,779
Paramount Corp. Berhad	51,000	63,035
Parkson Holdings Berhad	447,382	778,340
PBA Holdings Berhad	172,500	46,663
*Pelikan International Corp. Berhad	410,610	156,435
Petronas Dagangan Berhad	226,900	733,189
Petronas Gas Berhad	315,000	990,874
PJ Development Holdings Berhad	440,000	98,267
Plus Expressways Berhad	723,600	873,996
POS Malaysia Berhad	664,600	650,069
PPB Group Berhad	540,300	2,946,966
Protasco Berhad	260,000	84,211
*Proton Holdings Berhad	923,600	1,336,665
Puncak Niaga Holdings Berhad	224,960	196,330
QL Resources Berhad	312,920	435,333
*Ramunia Holdings Berhad	312,996	38,042
Ranhill Berhad	380,700	94,430
*RCE Capital Berhad	560,300	111,998
RHB Capital Berhad	785,500	1,603,708
Salcon Berhad	220,600	46,528
SapuraCrest Petroleum Berhad	751,100	541,567
Sarawak Oil Palms Berhad	125,060	110,513
Scientex, Inc. Berhad	120,564	58,781
*Scomi Group Berhad	2,283,200	305,572

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
*Selangor Dredging Berhad	366,400	$81,883
Shangri-La Hotels (Malaysia) Berhad	297,200	237,164
Shell Refining Co. Federation of Malaysia Berhad	209,700	702,772
*SHL Consolidated Berhad	202,800	73,317
Sime Darby Berhad	1,967,720	4,832,960
*Sino Hua-An International Berhad	939,700	105,149
SP Setia Berhad	1,020,500	1,342,520
Star Publications (Malaysia) Berhad	645,200	714,586
Subur Tiasa Holdings Berhad	118,860	80,327
Sunrise Berhad	429,128	274,126
*Sunway City Berhad	559,400	662,162
Sunway Holdings Berhad	669,400	330,312
Supermax Corp. Berhad	306,375	600,960
Suria Capital Holdings Berhad	198,450	99,845
Ta Ann Holdings Berhad	235,120	382,223
TA Enterprise Berhad	2,159,900	442,046
TA Global Berhad (B3X17H6)	1,295,940	154,646
*TA Global Berhad (B4LM6X7)	1,295,940	120,160
*Talam Corp. Berhad	700,000	25,284
*Tamco Corp. Holdings Berhad	9,740	168
Tan Chong Motor Holdings Berhad	756,900	1,114,910
TDM Berhad	188,700	133,020
*Tebrau Teguh Berhad	568,500	126,188
Telekom Malaysia Berhad	1,133,900	1,198,370
Tenaga Nasional Berhad	1,318,625	3,564,025
*Three-A Resources Berhad	168,300	99,102
*Time Dotcom Berhad	2,402,000	469,524
Titan Chemicals Corp. Berhad	924,700	644,441
Top Glove Corp. Berhad	533,080	1,113,031
Tradewinds (Malaysia) Berhad	185,600	210,041
*Tradewinds Corp. Berhad	503,600	103,081
TRC Synergy Berhad	160,080	52,938
UAC Berhad	22,764	26,293
Uchi Technologies Berhad	313,300	131,169
*UEM Land Holdings Berhad	1,212,775	649,671
UMW Holdings Berhad	748,400	1,470,397
Unico-Desa Plantations Berhad	983,693	304,475
*Unisem (M) Berhad	888,420	641,594
United Malacca Rubber Estates Berhad	103,100	321,017
United Plantations Berhad	105,300	480,033
United U-Li Corp. Berhad	138,100	29,083
VS Industry Berhad	167,208	64,190
Wah Seong Corp. Berhad	651,912	504,714
WCT Berhad	1,139,600	1,013,413
*WTK Holdings Berhad	601,250	217,769
YTL Cement Berhad	11,000	13,736
YTL Corp. Berhad	1,309,934	3,089,470
*YTL e-Solutions Berhad	713,500	164,968
*YTL Land & Development Berhad	103,500	31,444
YTL Power International Berhad	1,673,754	1,189,881
*Yu Neh Huat Berhad	940,747	497,151
*Zelan Berhad	553,600	106,265
*Zhulian Corp Berhad	70,266	44,852

TOTAL MALAYSIA		139,481,780

MEXICO — (4.5%)
#Alfa S.A.B. de C.V. Series A	611,540	4,735,096
#Alsea de Mexico S.A.B. de C.V.	502,400	496,178
America Movil S.A.B. de C.V. Series L	1,252,512	3,109,323
America Movil S.A.B. de C.V. Series L ADR	359,075	17,813,711
#*Axtel S.A.B. de C.V.	1,129,910	740,076

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MEXICO — (Continued)
#Banco Compartamos S.A. de C.V.	359,920	$2,144,150
Bolsa Mexicana de Valores S.A. de C.V.	291,300	498,283
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	369,200	1,808,553
#*Carso Infraestructura y Construccion S.A.B. de C.V.	1,788,370	976,367
#*Cementos de Mexico S.A.B de C.V. Series B	178,073	169,396
#*Cemex S.A.B. de C.V. Sponsored ADR	1,460,470	13,786,837
#*Cia Minera Autlan S.A.B. de C.V.	121,600	266,417
#Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	274,699
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	2,764,660
Consorcio ARA S.A.B. de C.V.	1,845,000	1,209,908
#*Corporacion GEO S.A.B. de C.V. Series B	1,015,200	2,847,461
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	106,052
Corporacion Moctezuma S.A.B. de C.V.	226,900	540,863
#*Desarrolladora Homex S.A.B. de C.V.	326,400	1,619,009
*Desarrolladora Homex S.A.B. de C.V. ADR	2,800	83,104
*Dine S.A.B. de C.V.	7,300	3,807
Embotelladora Arca S.A.B. de C.V.	993,929	3,533,830
#*Empresas ICA S.A.B. de C.V.	292,950	740,664
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	204,099	2,053,236
#*Financiera Independencia S.A.B de C.V.	41,100	41,435
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	222,140	10,813,775
#*Genomma Lab Internacional S.A. de C.V.	202,900	692,538
*GMD Resorts S.A.B. de C.V.	13,000	3,235
*Gruma S.A.B. de C.V. ADR	6,300	37,359
#*Gruma S.A.B. de C.V. Series B	196,562	294,298
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	709,305
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	106,171	3,449,496
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	2,399,549
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	914,352
#Grupo Carso S.A.B. de C.V. Series A-1	956,600	3,627,851
*Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	721,545
#Grupo Continental S.A.B. de C.V.	518,180	1,465,278
#Grupo Elektra S.A. de C.V.	90,576	3,613,665
#*Grupo Famsa S.A.B. de C.V.	63,912	90,893
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	10,172,506
Grupo Financiero Inbursa S.A.B. de C.V. Series O	688,084	2,506,226
Grupo Herdez S.A.B. de C.V.	32,500	45,707
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	3,430,130
Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	41,208
*Grupo Industrial Saltillo S.A.B. de C.V.	58,600	46,299
*Grupo Kuo S.A.B. de C.V. Series B	191,500	231,493
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	8,268
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	13,234,625
Grupo Modelo S.A.B. de C.V. Series C	524,000	2,856,658
*Grupo Simec, S.A. de C.V.	231,900	516,687
#Grupo Televisa S.A. de C.V.	191,500	729,733
#Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	6,773,690
#*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	1,323,987	1,600,490
Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	46,500
#*Industrias CH S.A.B. de C.V. Series B	461,160	1,657,833
Industrias Penoles S.A.B. de C.V.	118,815	2,487,495
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	3,291,994
#*Megacable Holdings S.A.B. de C.V.	112,600	280,238
#Mexichem S.A.B.de C.V.	1,582,379	4,388,291
#*Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	5,446,355
#*Promotora y Operadora de Infraestructura S.A. de C.V.	258,580	594,519
*SARE Holding S.A. de C.V.	427,800	93,626
#Telefonos de Mexico S.A.B. de C.V.	105,800	76,737
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	194,725	2,813,776
Telmex Internacional S.A.B. de C.V.	105,800	97,468
Telmex Internacional S.A.B. de C.V. ADR	225,025	4,120,208

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MEXICO — (Continued)
#TV Azteca S.A.B. de C.V. Series A	2,549,180	$1,379,650
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	999,700	1,935,145
#*Vitro S.A.B. de C.V.	193,764	167,329
#Wal-Mart de Mexico S.A.B. de C.V. Series V	3,023,778	7,095,519

TOTAL MEXICO		169,362,657

PHILIPPINES — (0.8%)
A. Soriano Corp.	818,000	41,628
Aboitiz Equity Ventures, Inc.	3,332,700	1,704,477
Aboitiz Power Corp.	2,447,300	1,083,623
*Atlas Consolidated Mining & Development Corp.	511,500	108,182
Ayala Corp. Series A	356,643	2,484,062
Ayala Land, Inc.	4,155,220	1,341,523
Banco de Oro Unibank, Inc.	1,433,660	1,471,120
Bank of the Philippine Islands	1,231,819	1,282,631
*Belle Corp.	4,248,000	172,728
*China Banking Corp.	24,869	226,536
*Digital Telecommunications Phils., Inc.	4,100,000	129,853
DMCI Holdings, Inc.	1,962,100	806,319
*Empire East Land Holdings, Inc.	4,900,000	47,364
Energy Development Corp.	9,520,500	926,289
Filinvest Development Corp.	863,000	63,662
Filinvest Land, Inc.	25,289,687	561,801
*First Gen Corp.	2,156,500	449,560
First Philippines Holdings Corp.	542,100	658,142
Globe Telecom, Inc.	42,070	812,898
International Container Terminal Services, Inc.	1,553,800	1,079,531
Jollibee Foods Corp.	554,915	945,107
*Lepanto Consolidated Mining Co. Series B	8,742,857	50,118
*Lopez Holdings Corp.	4,725,000	390,069
*Manila Electric Co.	122,850	501,646
Manila Water Co, Inc.	1,468,400	542,648
*Megaworld Corp.	22,738,600	749,875
Metro Bank & Trust Co.	1,144,000	1,507,900
*Metro Pacific Corp. Series A	225,000	10,274
*Pepsi-Cola Products Philippines, Inc.	2,267,000	137,938
Philex Mining Corp.	770,250	178,754
Philippine Long Distance Telephone Co.	9,640	513,337
Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,056,710
*Philippine National Bank	605,900	503,871
*PhilWeb Corp.	355,100	105,268
Rizal Commercial Banking Corp.	562,319	275,482
Robinson’s Land Corp. Series B	3,489,300	1,022,451
Security Bank Corp.	260,400	398,917
Semirara Mining Corp.	216,720	498,641
Shang Properties, Inc.	174,286	6,827
SM Development Corp.	2,250,160	325,596
SM Investments Corp.	178,030	1,702,112
SM Prime Holdings, Inc.	726	169
Union Bank Of Philippines	388,700	391,865
Universal Robina Corp.	1,982,600	1,433,210
Vista Land & Lifescapes, Inc.	6,164,000	326,822

TOTAL PHILIPPINES		30,027,536

POLAND — (1.6%)
*Agora SA	117,268	945,317
*Amica SA	28	351
*AmRest Holdings SA	3,306	75,394
Apator SA	24,049	150,420
Asseco Poland SA	95,457	1,706,148
*ATM SA	13,000	36,960

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

POLAND — (Continued)
*Bank Handlowy w Warszawie SA	63,156	$1,587,907
*Bank Millennium SA	860,567	1,308,784
Bank Pekao SA	80,129	4,274,514
*Bank Przemyslowo Handlowy BPH SA	16,918	296,187
Bank Zackodni WBK SA	28,253	1,697,470
*Barlinek SA	15,447	21,551
*Bioton SA	7,011,238	478,754
*BOMI SA	23,002	95,500
*Boryszew SA	388,533	380,271
*BRE Bank SA (4143053)	14,511	1,218,823
*BRE Bank SA (B3LXQC2)	6,081	506,420
Budimex SA	16,560	510,916
*Cersanit-Krasnystaw SA	130,762	579,339
*Ciech SA	19,452	173,505
*ComArch SA	500	13,689
*Cyfrowy Polsat SA	29,665	142,381
*Debica SA	7,882	168,157
Decora SA	5,510	32,051
Dom Development SA	9,946	151,624
*Dom Maklerski IDM SA	256,651	219,163
*Echo Investment SA	655,616	1,012,979
Elektrobudowa SA	2,716	149,666
*Elstar Oils SA	31,097	62,617
*Emperia Holding SA	757	20,572
Eurocash SA	84,800	631,715
Fabryki Mebli Forte SA	20,079	98,106
*Famur SA	3,000	1,934
*Farmacol SA	34,487	471,639
*Gant Development SA	16,222	116,615
*Getin Holdings SA	549,924	1,839,871
*Grupa Kety SA	19,284	669,172
*Grupa Lotos SA	147,597	1,553,984
*Hydrobudowa Polska SA	52,865	58,214
*Impexmetal SA	174,925	235,477
ING Bank Slaski SA	844	214,941
*Inter Cars SA	900	21,957
*JW Construction Holding SA	17,155	97,668
KGHM Polska Miedz SA	192,817	6,706,197
*Koelner SA	14,359	56,923
*Kredyt Bank SA	88,369	446,485
*LC Corp. SA	467,283	223,537
*LPP SA	738	421,878
*MCI Management SA	24,587	58,645
*MNI SA	74,513	92,833
*Mondi Packaging Paper Swiecie SA	18,425	438,302
Mostostal Siedlce SA	813,392	1,262,548
Mostostal Warszawa SA	10,158	223,482
*Mostostal Zabrze Holding SA	134,151	162,550
*Multimedia Polska SA	94,331	291,685
*Netia Holdings SA	404,241	649,930
*NFI Empik Media & Fasion SA	10,518	63,278
NG2 SA	19,820	361,756
*Noble Bank SA	63,606	111,399
*Orbis SA	55,651	680,841
PBG SA	13,075	979,150
Pekaes SA	15,818	45,589
*Pfleiderer Grajewo SA	55,729	186,407
*Polish Energy Partners SA	2,413	27,781
*Polnord SA	17,218	197,289
*Polska Grupa Farmaceutyczna SA	16,006	217,662
*Polski Koncern Naftowy Orlen SA	643,094	8,184,924

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

POLAND — (Continued)
Polskie Gornictwo Naftowe I Gazownictwo SA	984,534	$1,137,304
Powszechna Kasa Oszczednosci Bank Polski SA	407,441	5,196,929
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	378,313
Raciborska Fabryka Kotlow SA	61,088	253,790
Sniezka SA	9,541	123,148
*Stalexport SA	146,026	75,078
Stalprodukt SA	2,786	388,061
*Sygnity SA	30,293	136,052
*Synthos SA	1,401,209	916,929
Telekomunikacja Polska SA	554,308	2,870,945
*Trakcja Polska SA	25,000	34,584
TVN SA	155,325	900,361
*Vistula Group SA	81,530	67,172
Zaklady Azotowe Pulawy SA	14,551	326,996
*Zaklady Azotowe w Tarnowie-Moscicach SA	900	4,564
Zaklady Tluszcowe Kruszwica SA	5,218	131,276
*Zelmer SA	9,605	125,875

TOTAL POLAND		59,187,171

RUSSIA — (3.9%)
*Comstar United Telesystems OJSC GDR	95,629	617,315
*Evraz Group SA GDR	146,895	3,921,767
Gazprom OAO Sponsored ADR	2,814,175	60,808,238
Gazpromneft JSC Sponsored ADR	36,129	733,942
*Globaltrans Investment P.L.C. Sponsored GDR	60,368	890,397
*Integra Group Holdings GDR	126,920	279,737
Lukoil OAO Sponsored ADR	502,859	28,706,966
Magnitogorsk Iron & Steel Works Sponsored GDR	149,732	1,600,213
MMC Norilsk Nickel JSC ADR	479,301	7,888,126
Novolipetsk Steel OJSC GDR	98,197	3,055,876
*Novorossiysk Sea Trade Port GDR	33,614	398,773
*PIK Group GDR	115,302	399,881
*Polymetal GDR	76,211	999,738
*Rosneft Oil Co. GDR	847,028	5,663,826
*RusHydro Sponsored ADR	1,401,222	7,325,723
*Severstal OAO GDR	223,480	2,644,063
Surgutneftegas Sponsonsored ADR	622,751	6,321,378
Tatneft Sponsored ADR	111,215	3,439,886
*TMK OAO GDR	68,486	1,131,209
Uralkali Sponsored GDR	152,155	3,202,100
VTB Bank OJSC GDR	714,772	3,878,053
*X5 Retail Group NV GDR	77,770	2,916,626

TOTAL RUSSIA		146,823,833

SOUTH AFRICA — (8.6%)
ABSA Group, Ltd.	502,633	9,328,369
Adcock Ingram Holdings, Ltd.	277,589	2,351,248
Adcorp Holdings, Ltd.	160,074	613,297
Advtech, Ltd.	536,007	430,193
Aeci, Ltd.	260,854	2,454,636
#Afgri, Ltd.	1,067,859	1,024,682
African Bank Investments, Ltd.	1,324,541	6,075,668
African Oxygen, Ltd.	294,551	893,800
African Rainbow Minerals, Ltd.	187,751	4,415,175
Allied Electronics Corp., Ltd.	103,490	358,951
Allied Technologies, Ltd.	77,718	666,410
*Anglo American Platinum Corp., Ltd.	32,919	3,171,603
AngloGold Ashanti, Ltd.	6,997	283,071
AngloGold Ashanti, Ltd. Sponsored ADR	155,947	6,318,972
*ArcelorMittal South Africa, Ltd.	276,571	3,225,378
*Argent Industrial, Ltd.	135,199	181,089

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
*Aspen Pharmacare Holdings, Ltd.	330,822	$3,693,227
AST Group, Ltd.	1,040,416	128,205
Astral Foods, Ltd.	82,268	1,280,394
*Aveng, Ltd.	772,394	3,814,873
AVI, Ltd.	843,330	2,886,246
*Avusa, Ltd.	136,068	385,170
Barloworld, Ltd.	348,525	2,150,697
*Bell Equipment, Ltd.	121,325	149,772
Bidvest Group, Ltd.	293,310	5,323,288
*Blue Label Telecoms, Ltd.	223,091	137,264
Brait SA	27,229	85,821
Business Connexion Group	56,871	42,903
#Capitec Bank Holdings, Ltd.	53,389	943,269
Cashbuild, Ltd.	34,379	344,182
Caxton & CTP Publishers & Printers, Ltd.	348,066	641,690
Ceramic Industries, Ltd.	9,393	154,242
*Cipla Medpro South Africa, Ltd.	617,060	482,006
City Lodge Hotels, Ltd.	59,096	625,913
Clicks Group, Ltd.	473,371	2,346,135
Coronation Fund Managers, Ltd.	52,384	91,235
Data Tec, Ltd.	419,735	2,124,155
Datacentrix Holdings, Ltd.	81,947	44,924
Delta EMD, Ltd.	28,740	51,448
Discovery Holdings, Ltd.	436,975	2,171,499
Distell Group, Ltd.	96,572	959,457
*Distribution & Warehousing Network, Ltd.	148,918	158,342
*Dorbyl, Ltd.	16,666	9,132
#*Durban Roodeport Deep, Ltd.	897,668	378,242
ElementOne, Ltd.	90,000	144,957
*Eqstra Holdings, Ltd.	225,026	160,685
*Evraz Highveld Steel & Vanadium, Ltd.	32,120	379,418
Exxaro Resources, Ltd.	205,983	3,446,595
Famous Brands, Ltd.	63,448	289,190
FirstRand, Ltd.	2,892,540	8,016,731
Foschini, Ltd.	352,444	3,434,448
Freeworld Coatings, Ltd.	267,450	351,376
Gold Fields, Ltd.	64,532	853,477
Gold Fields, Ltd. Sponsored ADR	915,915	12,392,330
Gold Reef Resorts, Ltd.	238,622	549,467
Grindrod, Ltd.	826,444	1,736,117
#Group Five, Ltd.	211,890	1,016,979
Harmony Gold Mining Co., Ltd.	159,622	1,596,743
Harmony Gold Mining Co., Ltd. Sponsored ADR	710,909	7,109,090
Hudaco Industries, Ltd.	65,790	617,046
*Hulamin, Ltd.	176,191	243,718
Iliad Africa, Ltd.	307,946	335,794
Illovo Sugar, Ltd.	371,196	1,441,760
Impala Platinum Holdings, Ltd.	418,209	11,329,935
Imperial Holdings, Ltd.	393,125	5,194,539
Investec, Ltd.	382,723	3,119,851
JD Group, Ltd.	446,058	2,796,668
JSE, Ltd.	176,712	1,714,914
*Kap International Holdings, Ltd.	308,543	99,396
Kumba Iron Ore, Ltd.	49,041	2,471,142
Lewis Group, Ltd.	281,198	2,408,979
Liberty Holdings, Ltd.	197,417	2,106,369
Massmart Holdings, Ltd.	196,552	3,447,345
Medi-Clinic Corp., Ltd.	591,479	2,048,634
Merafe Resources, Ltd.	3,359,356	630,676
Metair Investments, Ltd.	257,122	313,433
*Metorex, Ltd.	574,555	286,771

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
Metropolitan Holdings, Ltd.	1,516,647	$3,591,731
Mondi, Ltd.	341,517	2,424,992
#Mr. Price Group, Ltd.	311,970	2,157,155
MTN Group, Ltd.	1,101,689	17,281,477
Murray & Roberts Holdings, Ltd.	349,513	2,014,283
*Mvelaphanda Group, Ltd.	630,642	752,585
Nampak, Ltd.	1,385,311	3,659,053
Naspers, Ltd. Series N	378,717	16,139,256
Nedbank Group, Ltd.	354,952	6,580,581
Network Healthcare Holdings, Ltd.	1,371,225	2,553,681
#Northam Platinum, Ltd.	231,381	1,397,850
Nu-World Holdings, Ltd.	23,372	68,314
Oceana Group, Ltd.	75,475	302,266
*Omnia Holdings, Ltd.	118,747	1,025,507
Palabora Mining Co., Ltd.	46,214	650,828
*Peregrine Holdings, Ltd.	490,055	752,225
Pick’n Pay Stores, Ltd.	226,244	1,412,032
*Pioneer Foods, Ltd.	4,439	25,549
Pretoria Portland Cement Co., Ltd.	655,777	2,850,528
PSG Group, Ltd.	152,192	624,784
Rainbow Chicken, Ltd.	55,781	118,767
Raubex Group, Ltd.	185,202	558,516
Reunert, Ltd.	296,995	2,423,020
Sanlam, Ltd.	3,530,404	12,094,864
Santam, Ltd.	81,470	1,252,352
*Sappi, Ltd.	220,024	1,058,023
#*Sappi, Ltd. Sponsored ADR	399,244	1,912,379
Sasol, Ltd.	1,232	48,941
Sasol, Ltd. Sponsored ADR	502,813	19,931,507
*SecureData Holdings, Ltd.	201,602	21,417
*Sentula Mining, Ltd.	650,490	217,441
Shoprite Holdings, Ltd.	431,604	5,364,777
*Simmer & Jack Mines, Ltd.	1,406,964	206,233
Spar Group, Ltd. (The)	225,440	2,631,736
Spur Corp., Ltd.	214,190	354,308
Standard Bank Group, Ltd.	1,234,704	19,210,368
Steinhoff International Holdings, Ltd.	2,690,971	7,101,161
*Sun International, Ltd.	141,845	1,632,142
*Super Group, Ltd.	2,204,028	175,267
Telkom South Africa, Ltd.	455,004	2,127,208
*Telkom South Africa, Ltd. Sponsored ADR	24,334	452,612
Tiger Brands, Ltd.	174,985	4,342,157
*Tongaat-Hulett, Ltd.	185,436	2,732,461
*Trans Hex Group, Ltd.	75,891	42,627
Trencor, Ltd.	292,978	1,405,320
Truworths International, Ltd.	429,292	3,430,962
UCS Group, Ltd.	175,071	40,729
Value Group, Ltd.	95,008	48,186
Vodacom Group, Ltd.	239,680	2,036,495
*Wesizwe Platinum, Ltd.	453,480	110,113
Wilson Bayly Holme-Ovcon, Ltd.	78,507	1,213,699
*Woolworths Holdings, Ltd.	1,324,745	4,718,746
Zeder Investments, Ltd.	18,442	5,009

TOTAL SOUTH AFRICA		320,765,066

SOUTH KOREA — (11.2%)
Aekyung Petrochemical Co., Ltd.	5,250	125,020
Amorepacific Corp.	2,426	1,981,343
*Artone Paper Manufacturing Co., Ltd.	2,365	8,166
#Asia Cement Manufacturing Co., Ltd.	4,406	165,389
Asia Paper Manufacturing Co., Ltd.	3,740	34,956

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
*Asiana Airlines, Inc.	177,100	$1,318,801
#*Basic House Co., Ltd. (The)	23,330	294,148
Bing Grae Co., Ltd.	10,706	430,290
#*BNG Steel Co., Ltd.	14,220	113,994
Boo Kook Securities Co., Ltd.	4,620	60,822
Boryung Pharmaceutical Co., Ltd.	6,366	83,599
#Bu Kwang Pharmaceutical Co., Ltd.	16,308	179,745
Busan Bank	307,340	3,314,560
BYC Co., Ltd.	190	22,067
Byuck San Corp.	2,700	31,465
*Byuck San Engineering and Construction Co., Ltd.	10,240	12,401
#*Capro Corp.	28,740	334,164
#*Celrun Co., Ltd.	24,050	19,298
Cheil Industrial, Inc.	54,880	4,217,433
Cheil Worldwide, Inc.	97,100	995,785
*Chin Hung International, Inc.	603,223	251,730
Cho Kwang Leather Co., Ltd.	6,000	53,145
Choil Aluminum Manufacturing Co., Ltd.	3,320	25,041
#Chong Kun Dang Pharmaceutical Corp.	18,674	288,488
Choongwae Holdings Co., Ltd.	6,210	13,010
#Choongwae Pharmaceutical Corp.	10,833	156,239
Chosun Refractories Co., Ltd.	1,980	95,929
Chungho Comnet Co., Ltd.	2,520	17,301
#CJ CGV Co., Ltd.	18,250	355,722
CJ Cheiljedang Corp.	9,594	1,919,711
#CJ Corp.	29,267	1,827,868
*CJ Seafood Corp.	12,190	28,547
*Cosmochemical Co., Ltd.	4,900	28,692
Crown Confectionery Co., Ltd.	470	42,144
Dae Dong Industrial Co., Ltd.	15,650	56,726
*Dae Sang Corp.	30,867	230,107
Dae Won Kang Up Co., Ltd.	69,330	156,518
#*Daechang Co., Ltd.	86,710	122,422
#Daeduck Electronics Co., Ltd.	51,520	323,625
Daeduck Industries Co., Ltd.	25,680	213,647
Daegu Bank, Ltd.	228,427	2,944,162
Daegu Department Store Co., Ltd.	11,070	112,555
Daehan City Gas Co., Ltd.	4,970	125,658
#Daehan Flour Mills Co., Ltd.	1,658	213,451
*Daehan Pulp Co., Ltd.	470	1,903
#Daehan Steel Co., Ltd.	16,640	128,542
Daehan Synthetic Fiber Co., Ltd.	520	28,754
Daekyo Co., Ltd.	66,110	296,423
*Daekyung Machinery & Engineering Co., Ltd.	17,740	39,968
Daelim Industrial Co., Ltd.	47,068	2,669,353
Daelim Trading Co., Ltd.	3,405	11,607
Daesang Holdings Co., Ltd.	31,310	81,897
#Daesung Industrial Co., Ltd. (6249614)	577	60,199
#*Daesung Industrial Co., Ltd. (B445C80)	1,641	94,339
Daewon Pharmaceutical Co., Ltd.	10,340	55,689
#Daewoo Engineering & Construction Co., Ltd.	195,195	1,656,856
#Daewoo International Corp.	36,197	1,018,944
#*Daewoo Motor Sales Corp.	56,448	176,241
Daewoo Securities Co., Ltd.	162,950	3,178,664
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	139,430	2,360,348
Daewoong Co., Ltd.	2,750	40,227
#Daewoong Pharmaceutical Co., Ltd.	6,974	278,351
Dahaam E-Tec Co., Ltd.	1,420	32,853
Daishin Securities Co., Ltd.	77,350	962,566
*Daiyang Metal Co., Ltd.	27,182	22,923
#Daou Technology, Inc.	49,520	307,290

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
*DCM Corp.	2,930	$20,142
Digital Power Communications Co., Ltd.	30,360	31,752
Dong Ah Tire Industrial Co., Ltd.	5,640	40,324
#*Dong IL Rubber Belt Co., Ltd.	14,680	85,877
#*Dong Yang Gang Chul Co., Ltd.	49,510	147,568
#Dong-A Pharmaceutical Co., Ltd.	8,068	765,340
*Dongaone Co., Ltd.	30,140	117,468
Dongbang Agro Co., Ltd.	8,450	45,177
Dongbang Transport Logistics Co., Ltd.	8,400	18,526
Dongbu Corp.	15,670	84,718
#*Dongbu HiTek Co., Ltd.	34,668	263,630
Dongbu Insurance Co., Ltd.	45,320	1,407,723
Dongbu Securities Co., Ltd.	37,101	189,826
#Dongbu Steel Co., Ltd.	38,015	328,998
Dong-Il Corp.	539	27,033
Dongil Industries Co., Ltd.	2,457	134,457
Dongkuk Steel Mill Co., Ltd.	75,000	1,520,464
#Dongwha Pharm Co., Ltd.	33,055	145,521
Dongwon F&B Co., Ltd.	2,400	110,888
#Dongwon Industries Co., Ltd.	1,963	205,461
#*Dongwon Systems Corp.	117,380	126,903
Dongyang Engineering & Construction Corp.	1,620	15,951
#Dongyang Mechatronics Corp.	43,499	245,349
#Doosan Construction & Engineering Co., Ltd.	49,350	177,508
#Doosan Corp.	16,313	1,579,778
#Doosan Heavy Industries & Construction Co., Ltd.	17,522	1,141,845
#*Doosan Infracore Co., Ltd.	71,640	1,285,428
#*DuzonBIzon Co., Ltd.	14,540	293,020
#E1 Corp.	4,869	213,403
*Eagon Industrial Co., Ltd.	7,180	54,258
*Eugene Investment & Securities Co., Ltd.	826,957	527,959
F&F Co., Ltd.	6,240	21,058
#*Firstech Co., Ltd.	26,266	52,829
#*Foosung Co., Ltd.	46,453	160,593
Fursys, Inc.	11,420	274,575
Gaon Cable Co., Ltd.	3,490	75,933
#GIIR, Inc.	13,310	100,707
#Global & Yuasa Battery Co., Ltd.	13,750	352,197
#Glovis Co., Ltd.	8,180	942,455
Golden Bridge Investment & Securities Co., Ltd.	14,420	26,248
#Green Cross Corp.	2,552	295,785
Green Cross Holdings Corp.	3,125	225,546
#*Green Non-Life Insurance Co., Ltd.	12,735	45,767
GS Engineering & Construction Corp.	38,798	2,624,399
#GS Global Corp.	4,286	65,812
GS Holdings Corp.	83,730	2,932,520
Gwangju Shinsegae Co., Ltd.	1,256	162,477
Halla Climate Control Corp.	58,300	852,033
#Halla Engineering & Construction Corp.	20,764	226,861
#Han Kuk Carbon Co., Ltd.	34,260	165,713
Han Yang Securities Co., Ltd.	15,770	121,860
Hana Financial Group, Inc.	256,174	7,618,564
#*Hanall Biopharma Co., Ltd.	23,700	91,767
Handok Pharmaceuticals Co., Ltd.	2,270	27,739
#Handsome Corp.	30,514	421,457
#Hanil Cement Manufacturing Co., Ltd.	9,123	411,183
*Hanil Construction Co., Ltd.	7,386	14,686
#Hanil E-Wha Co., Ltd.	38,970	269,801
#Hanjin Heavy Industries & Construction Co., Ltd.	62,840	1,501,209
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	19,395	193,373
#*Hanjin Shipping Co., Ltd.	76,474	2,056,473

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
#*Hanjin Shipping Holdings Co., Ltd.	23,654	$341,363
Hanjin Transportation Co., Ltd.	14,230	448,119
*Hankook Cosmetics Co., Ltd.	12,893	43,809
Hankook Cosmetics Manufacturing Co., Ltd.	3,636	33,042
Hankook Shell Oil Co., Ltd.	1,135	168,013
#Hankook Tire Manufacturing Co., Ltd.	105,620	2,400,884
Hankuk Electric Glass Co., Ltd.	7,490	214,437
Hankuk Glass Industries, Inc.	3,720	82,398
#Hankuk Paper Manufacturing Co., Ltd.	5,240	142,216
#Hanmi Pharm Co., Ltd. (6146083)	1,684	71,445
*Hanmi Pharm Co., Ltd. (B613DJ9)	5,051	426,532
#*Hanmi Semiconductor Co., Ltd.	16,270	100,678
Hansae Co., Ltd.	12,022	74,150
Hansae Yes24 Holdings Co., Ltd.	4,007	9,652
Hanshin Construction Co., Ltd.	4,960	35,408
Hansol Chemical Co., Ltd.	11,270	125,904
#Hansol CSN Co., Ltd.	38,660	64,061
#*Hansol LCD, Inc.	9,740	419,136
#Hansol Paper Co., Ltd.	61,000	776,805
#Hanssem Co., Ltd.	19,200	194,676
#Hanwha Chemical Corp.	156,002	2,542,732
*Hanwha Corp.	54,550	1,849,241
#*Hanwha General Insurance Co., Ltd.	38,564	325,503
Hanwha Securities Co., Ltd.	90,751	615,115
Hanwha Timeworld Co., Ltd.	2,210	29,182
#Heung-A Shipping Co., Ltd.	48,168	46,569
*HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	106,702
#Hite Brewery Co., Ltd.	8,494	1,007,884
#Hite Holdings Co., Ltd.	16,744	298,183
*HMC Investment Securities Co., Ltd.	25,840	397,882
#Honam Petrochemical Corp.	21,560	3,144,657
#Hotel Shilla Co., Ltd.	57,750	1,245,735
HS R&A Co., Ltd.	2,540	32,270
Huchems Fine Chemical Corp.	14,841	336,188
#*Huneed Technologies	3,778	14,468
Husteel Co., Ltd.	7,050	100,759
*Hwa Sung Industrial Co., Ltd.	4,820	19,463
Hwacheon Machine Tool Co., Ltd.	2,040	63,089
#Hwashin Co., Ltd.	32,270	359,263
#*Hynix Semiconductor, Inc.	333,761	6,351,444
Hyosung T & C Co., Ltd.	37,389	2,589,727
#Hyundai Cement Co., Ltd.	6,730	32,658
#*Hyundai Corp.	6,810	150,244
Hyundai Department Store Co., Ltd.	20,336	2,028,460
Hyundai Development Co.	114,319	2,620,290
#Hyundai DSF Co., Ltd.	5,140	39,210
#Hyundai Elevator Co., Ltd.	3,921	170,353
#Hyundai Engineering & Construction Co., Ltd.	35,619	1,906,955
#Hyundai Engineering Plastics Co., Ltd.	17,310	53,763
#Hyundai Greenfood Co., Ltd.	71,310	637,956
#Hyundai Heavy Industries Co., Ltd.	18,213	4,139,593
#Hyundai Hysco	58,630	928,199
#Hyundai Marine & Fire Insurance Co., Ltd.	65,580	1,348,125
#Hyundai Merchant Marine Co., Ltd.	105,381	2,923,041
Hyundai Mipo Dockyard Co., Ltd.	19,042	2,609,347
#Hyundai Mobis	38,601	6,680,953
Hyundai Motor Co., Ltd.	115,261	14,533,432
Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	18,111
Hyundai Securities Co.	230,493	2,652,802
#Hyundai Steel Co.	74,490	6,445,146
Il Dong Pharmaceutical Co., Ltd.	5,094	157,478

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
*Il Yang Pharmaceutical Co., Ltd.	8,983	$177,340
*Iljin Display Co., Ltd.	18,630	154,697
#*Iljin Electric Co., Ltd.	29,044	262,612
Iljin Holdings Co., Ltd.	16,273	49,590
Ilshin Spinning Co., Ltd.	201	14,138
#Ilsung Pharmaceutical Co., Ltd.	2,088	125,175
*Incheon City Gas Co., Ltd.	10	201
Industrial Bank of Korea, Ltd.	220,080	2,911,752
InziControls Co., Ltd.	4,010	14,623
IS Dongseo Co., Ltd.	15,730	188,942
#ISU Chemical Co., Ltd.	11,800	178,387
IsuPetasys Co., Ltd.	49,460	142,394
Jahwa Electronics Co., Ltd.	17,750	96,272
*Jeil Mutual Savings Bank	3,200	17,735
Jeil Pharmaceutical Co.	15,510	161,630
#Jeonbuk Bank, Ltd.	70,777	398,184
*Jinheung Mutual Savings Bank Co., Ltd.	14,257	41,942
#K.C. Tech Co., Ltd.	31,141	150,255
Kangwon Land, Inc.	86,890	1,453,657
KB Financial Group, Inc.	11,530	500,224
KB Financial Group, Inc. ADR	247,261	10,577,826
*KC Cottrell Co., Ltd.	5,106	63,357
#KCC Corp.	7,755	2,000,667
#*KCO Energy, Inc.	70,315	297
#*Keangnam Enterprises, Ltd.	16,335	108,244
*KEC Corp.	26,663	36,143
Keyang Electric Machinery Co., Ltd.	15,560	34,023
#KG Chemical Corp.	9,470	84,551
Kia Motors Corp.	230,180	6,023,752
#*KIC, Ltd.	18,990	100,081
#KISCO Corp.	6,158	162,529
*Kishin Corp.	4,580	20,000
#KISWIRE, Ltd.	11,440	359,470
*KIWOOM Securities Co., Ltd.	12,170	448,371
#Kolon Engineering & Construction Co., Ltd.	28,040	94,458
#Kolon Industries, Inc. (6496539)	5,335	152,618
*Kolon Industries, Inc. (B5TVWD5)	13,720	732,037
Korea Cast Iron Pipe Co., Ltd.	21,010	68,258
*Korea Circuit Co., Ltd.	13,560	45,912
Korea Cottrell Co., Ltd.	14,467	56,534
#*Korea Development Co., Ltd.	18,560	57,200
Korea Development Leasing Corp.	3,890	104,585
*Korea Electric Power Corp.	34,920	978,664
*Korea Electric Power Corp. Sponsored ADR	197,803	2,787,044
#Korea Electric Terminal Co., Ltd.	7,750	127,558
Korea Exchange Bank	290,979	2,987,240
Korea Export Packing Industries Co., Ltd.	4,160	43,081
#*Korea Express Co., Ltd.	22,962	1,219,449
*Korea Flange Co., Ltd.	2,740	23,871
Korea Gas Corp.	24,478	915,816
Korea Investment Holdings Co., Ltd.	71,590	2,046,180
Korea Iron & Steel Co., Ltd.	2,565	108,373
#Korea Kolmar Co., Ltd.	30,063	185,040
#*Korea Komho Petrochemical Co., Ltd.	16,670	746,789
#*Korea Line Corp.	9,894	443,409
*Korea Mutual Savings Bank	2,080	17,406
Korea Petrochemical Industry Co., Ltd.	1,370	78,467
#*Korea Plant Service & Engineering Co., Ltd.	8,800	470,103
Korea Reinsurance Co., Ltd.	90,318	894,088
#Korea Zinc Co., Ltd.	11,973	2,384,407
*Korean Air Co., Ltd.	49,156	3,066,783

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Korean Air Terminal Service Co., Ltd.	2,790	$94,329
KP Chemical Corp.	58,180	560,042
KPX Chemical Co., Ltd.	2,611	109,755
#*KPX Fine Chemical Co., Ltd.	1,901	92,811
KPX Holdings Corp.	1,163	52,077
KT Corp.	19,320	696,926
#KT Corp. Sponsored ADR	117,582	2,216,421
KT&G Corp.	83,254	4,183,566
*KTB Securities Co., Ltd.	88,210	273,180
#Kukdo Chemical Co., Ltd.	5,860	153,478
#*Kumho Electric Co., Ltd.	6,538	246,044
*Kumho Industrial Co., Ltd.	44,650	127,809
Kumho Investment Bank	106,630	85,594
#*Kumho Tire Co., Inc.	61,780	252,232
Kumkang Industrial Co., Ltd.	4,780	33,732
Kunsul Chemical Industrial Co., Ltd.	6,880	82,596
#Kwang Dong Pharmaceutical Co., Ltd.	65,910	151,577
#Kyeryong Construction Industrial Co., Ltd.	9,350	111,949
Kyobo Securities Co., Ltd.	29,880	229,900
Kyung Nong Corp.	9,330	30,882
*Kyungbang Co., Ltd.	1,108	101,351
Kyungdong City Gas Co., Ltd.	1,630	57,957
#Kyung-in Synthetic Corp.	37,100	117,897
Kyungnam Energy Co., Ltd.	8,290	18,667
#LG Chemical, Ltd.	28,574	7,956,216
#LG Corp.	92,998	6,423,571
#LG Display Co., Ltd.	38,000	1,161,580
#LG Display Co., Ltd. ADR	286,450	4,402,736
#LG Electronics, Inc.	48,916	4,153,154
LG Fashion Corp.	31,922	769,559
#LG Hausys, Ltd.	3,866	306,177
LG Household & Healthcare Co., Ltd.	6,446	2,027,404
#*LG Innotek Co., Ltd.	6,619	894,468
LG International Corp.	38,238	1,017,480
#*LG Life Sciences, Ltd.	12,883	501,285
*LG Uplus Corp.	258,450	1,739,557
LIG Insurance Co., Ltd.	40,870	884,194
Livart Furniture Co., Ltd.	7,860	53,130
#Lotte Chilsung Beverage Co., Ltd.	1,297	858,383
Lotte Confectionary Co., Ltd.	1,349	1,537,590
#Lotte Midopa Co., Ltd.	28,620	295,160
Lotte Non-Life Insurance Co., Ltd.	19,730	130,492
#Lotte Sam Kang Co., Ltd.	1,281	296,566
Lotte Shopping Co., Ltd.	11,159	3,390,353
*Lotte Tour Development Co., Ltd.	3,060	67,938
LS Corp.	21,592	1,747,314
#LS Industrial Systems Co., Ltd.	16,578	1,231,990
#*LS Networks Co., Ltd.	7,774	43,657
#Macquarie Korea Infrastructure Fund	296,818	1,119,255
Meritz Fire Marine Insurance Co., Ltd.	100,079	618,870
*Meritz Securities Co., Ltd.	290,040	247,785
Mirae Asset Securities Co., Ltd.	33,822	1,668,570
Miwon Commercial Co., Ltd.	688	52,875
*Miwon Specialty Chemical Co., Ltd.	371	38,502
*Moorim P&P Co., Ltd.	10,020	61,430
#Moorim Paper Co., Ltd.	11,110	80,422
Motonic Corp.	25,340	191,565
#Namhae Chemical Corp.	24,380	335,569
#*Namkwang Engineering & Construction Co., Ltd.	22,355	65,897
Namyang Dairy Products Co., Ltd.	835	354,258
#*Nasan Co., Ltd.	8,964	8,861

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
*National Information & Credit Evaluation, Inc.	400	$8,125
NCsoft Corp.	13,230	2,105,947
Nexen Corp.	2,782	118,287
#Nexen Tire Corp.	44,200	266,651
#NH Investment & Securities Co., Ltd.	43,747	367,529
*NHN Corp.	18,619	2,887,700
#*NK Co., Ltd.	10,730	82,288
Nong Shim Co., Ltd.	6,341	1,202,070
Nong Shim Holdings Co., Ltd.	1,949	103,303
Noroo Holdings Co., Ltd.	7,711	33,074
Noroo Paint Co., Ltd.	3,854	10,993
OCI Co., Ltd.	9,909	2,319,246
*ON*Media Corp.	96,430	248,209
#*Orientbio, Inc.	79,481	62,111
ORION Corp.	3,590	1,080,707
Ottogi Corp.	2,318	293,486
Pacific Corp.	5,966	757,815
Pacific Pharmaceutical Co., Ltd.	902	23,546
Paik Kwang Industrial Co., Ltd.	1,638	50,392
Pang Rim Co., Ltd.	2,820	30,133
*PaperCorea, Inc.	7,930	48,680
#Pohang Coated Steel Co., Ltd.	6,940	171,797
*Poong Lim Industrial Co., Ltd.	10,310	15,537
#Poongsan Corp.	34,148	915,301
Poongsan Holdings Corp.	7,970	163,170
POSCO	5,467	2,273,621
POSCO ADR	183,930	19,130,559
Pulmuone Co., Ltd.	2,658	96,236
Pum Yang Construction Co., Ltd.	4,931	20,361
Pusan City Gas Co., Ltd.	9,370	166,414
#*RNL BIO Co., Ltd.	75,037	236,158
#*S&T Corp.	5,168	89,286
*S&T Daewoo Co., Ltd.	9,660	212,446
#S&T Dynamics Co., Ltd.	39,336	636,537
S&T Holdings Co., Ltd.	8,617	101,935
#*S&T Motors Co., Ltd.	92,850	60,348
#S1 Corp.	17,226	873,039
#*Saehan Industries, Inc.	461,500	488,548
*Saeron Automotive Corp.	1,110	4,880
#*Sajo Industries Co., Ltd.	5,440	143,536
*Sajodaerim Corp.	2,140	34,400
#Sam Jin Pharmaceutical Co., Ltd.	22,281	190,429
#Sam Kwang Glass Industrial Co., Ltd.	3,980	157,944
Sam Lip General Foods Co., Ltd.	3,770	30,543
Sam Yung Trading Co., Ltd.	4,148	16,627
#Sambu Construction Co., Ltd.	8,056	100,007
#Samchully Co., Ltd.	3,658	307,224
*Samho Development Co., Ltd.	16,464	37,500
#*Samho International Co., Ltd.	7,527	14,279
Samhwa Crown & Closure Co., Ltd.	608	11,347
Samhwa Paints Industrial Co., Ltd.	10,810	44,742
Samick Musical Instruments Co., Ltd.	22,800	20,254
*Samick THK Co., Ltd.	12,570	54,894
Samsung Card Co., Ltd.	38,398	1,693,009
Samsung Climate Control Co., Ltd.	4,190	24,966
Samsung Corp.	119,729	6,003,434
#Samsung Electro-Mechanics Co., Ltd.	35,885	4,143,728
Samsung Electronics Co., Ltd.	55,611	38,143,957
Samsung Engineering Co., Ltd.	21,812	2,273,376
#Samsung Fine Chemicals Co., Ltd.	20,904	1,180,816
Samsung Fire & Marine Insurance, Ltd.	17,086	2,969,640

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Samsung Heavy Industries Co., Ltd.	72,930	$1,523,518
#Samsung SDI Co., Ltd.	46,832	6,729,622
Samsung Securities Co., Ltd.	67,049	3,400,459
#Samsung Techwin Co., Ltd.	27,040	2,516,732
Samwha Capacitor Co., Ltd.	5,260	53,209
Samwhan Corp.	11,150	81,038
#Samyang Corp.	8,864	437,724
*Samyang Foods Co., Ltd.	5,650	80,366
#Samyang Genex Co., Ltd.	2,774	149,611
Samyang Tongsang Co., Ltd.	720	13,903
#Samyoung Electronics Co., Ltd.	17,540	192,989
*SAVEZONE I&C Corp.	31,480	61,479
*SBS Media Holdings Co., Ltd.	11,810	26,230
SC Engineering Co., Ltd.	3,275	11,049
Seah Besteel Corp.	17,770	318,229
SeAH Holdings Corp.	1,966	117,569
SeAH Steel Corp.	4,101	141,090
#Sebang Co., Ltd.	15,590	212,364
Sejong Industrial Co., Ltd.	20,050	208,307
Sempio Foods Co.	4,280	66,909
Seoul City Gas Co., Ltd.	1,161	44,194
*Seowon Co., Ltd.	11,290	33,413
#*Serim Paper Manufacturing Co., Ltd.	14,157	39,438
*Seshin Co., Ltd.	2,000	51
#Sewon Cellontech Co., Ltd.	26,024	109,560
#*SH Chemical Co., Ltd.	25,000	8,674
#*Shell-Line Co., Ltd.	8,200	57,752
Shin Won Corp.	69,550	88,841
Shin Young Securities Co., Ltd.	7,240	221,846
*Shinhan Engineering & Construction Co., Ltd.	4,013	20,796
Shinhan Financial Group Co., Ltd.	47,971	1,969,093
#Shinhan Financial Group Co., Ltd. ADR	132,796	10,986,213
Shinhung Co., Ltd.	1,810	15,732
Shinpoong Pharmaceutical Co., Ltd.	3,290	84,181
Shinsegae Co., Ltd.	6,573	3,134,024
Shinsegae Engineering & Construction Co., Ltd.	1,750	18,018
*Shinsegae Information & Communication Co., Ltd.	1,683	85,205
#*Shinsung Holdings Co., Ltd.	40,665	206,352
*Shinsung Tongsang Co., Ltd.	128,050	51,693
#Silla Trading Co., Ltd.	17,134	180,159
Sindo Ricoh Co., Ltd.	6,002	250,542
*SJM Co., Ltd.	8,135	44,626
SJM Holdings Co., Ltd.	8,714	23,256
#*SK Chemicals Co., Ltd.	29,499	1,661,258
SK Co., Ltd.	38,917	3,055,138
SK Energy Co., Ltd.	45,978	4,799,594
SK Gas Co., Ltd.	4,053	137,241
SK Networks Co., Ltd.	121,960	1,066,575
SK Telecom Co., Ltd.	5,026	708,373
SK Telecom Co., Ltd. ADR	135,300	2,216,214
SKC Co., Ltd.	34,500	808,789
#SL Corp.	15,290	152,562
#S-Oil Corp.	33,792	1,612,846
*Solomon Mutual Savings Bank	7,126	19,314
Songwon Industrial Co., Ltd.	15,120	126,550
#*Ssangyong Cement Industry Co., Ltd.	36,347	157,769
#*STX Corp.	40,393	697,761
#STX Engine Co., Ltd.	30,920	704,822
#STX Offshore & Shipbuilding Co., Ltd.	87,366	940,047
#STX Pan Ocean Co., Ltd.	165,850	1,682,338
Suheung Capsule Co., Ltd.	2,500	14,998

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Sung Bo Chemicals Co., Ltd.	1,020	$23,184
#*Sung Jin Geotec Co., Ltd.	8,990	94,224
#*Sung Shin Cement Co., Ltd.	18,990	63,473
*Sungchang Enterprise Holdings, Ltd.	6,250	82,384
*Sunjin Co., Ltd.	470	14,818
#Sunkyong Securities Co., Ltd.	331,810	641,748
Tae Kwang Industrial Co., Ltd.	707	436,222
#Tae Kyung Industrial Co., Ltd.	28,410	111,258
#Taeyoung Engineering & Construction	78,820	315,821
#*Tai Han Electric Wire Co., Ltd.	45,510	414,050
Tai Lim Packaging Industries Co., Ltd.	66,960	72,194
*Tec & Co.	32,670	6,720
Telcoware Co., Ltd.	2,000	11,793
#*Tong Yang Major Corp.	54,585	105,764
Tong Yang Securities, Inc.	143,733	1,314,641
TS Corp.	3,625	115,803
#*Uangel Corp.	6,570	26,550
*Uni Chem Co., Ltd.	21,050	6,344
Unid Co., Ltd.	5,230	205,132
*Union Steel Manufacturing Co., Ltd.	9,090	168,208
*Uniquest Corp.	7,000	19,972
#*VGX International, Inc.	25,645	35,255
Whanin Pharmaceutical Co., Ltd.	10,860	63,290
Woongjin Coway Co., Ltd.	37,370	1,317,661
#*Woongjin Holdings Co., Ltd.	63,720	634,505
#Woongjin Thinkbig Co., Ltd.	12,948	273,630
Woori Finance Holdings Co., Ltd.	184,490	2,297,269
*Woori Finance Holdings Co., Ltd. ADR	1,200	45,360
Woori Financial Co., Ltd.	13,180	99,012
Woori Investment & Securities Co., Ltd.	166,834	2,624,342
WooSung Feed Co., Ltd.	20,370	29,604
YESCO Co., Ltd.	4,450	89,301
Yoosung Enterprise Co., Ltd.	9,651	20,225
#Youlchon Chemical Co., Ltd.	25,230	191,941
#Youngone Corp. (6150493)	14,050	322,856
#Youngone Corp. (B622C10)	45,120	340,751
Youngpoong Corp.	1,406	713,157
Yuhan Corp.	12,909	1,726,988
Yuhwa Securities Co., Ltd.	4,570	57,736
*Yungjin Pharm Co., Ltd.	68,393	47,717

TOTAL SOUTH KOREA		418,079,917

TAIWAN — (11.0%)
*A.G.V. Products Corp.	532,881	228,740
Aaeon Technology, Inc.	49,954	85,226
Ability Enterprise Co., Ltd.	394,893	604,745
*Abocom Systems, Inc.	70,154	35,753
*Acbel Polytech, Inc.	611,468	473,912
*Accton Technology Corp.	921,000	457,019
*Ace Pillar Co., Ltd.	29,000	35,936
Acer, Inc.	1,245,491	3,337,505
*Action Electronics Co., Ltd.	345,000	125,347
*Adlink Technology, Inc.	100,000	129,214
Advanced Semiconductor Engineering, Inc.	1,053,010	813,679
#Advanced Semiconductor Engineering, Inc. ADR	529,641	2,007,341
*Advancetek Enterprise Co., Ltd.	155,000	95,043
Advantech Co., Ltd.	252,219	539,624
*Aiptek International, Inc.	44,000	34,719
*ALI Corp.	177,000	289,827
*Allis Electric Co., Ltd.	117,000	50,831
*Alpha Networks, Inc.	421,000	320,368

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Altek Corp.	411,360	$595,712
*Ambassador Hotel (The)	451,000	543,330
*Ampoc Far East Co., Ltd.	116,567	67,086
*Amtran Technology Co., Ltd.	1,310,366	1,253,371
*APCB, Inc.	103,000	114,230
Apex Biotechnology Corp.	88,435	174,064
*Apex Medical Corp.	87,150	88,893
*Apex Science & Engineering Corp.	231,000	113,247
*Arima Communication Corp.	465,383	162,502
*Arima Optoelectronics Corp.	167,520	40,893
Asia Cement Corp.	2,723,781	2,689,516
Asia Chemical Corp.	366,000	217,057
*Asia Optical Co, Inc.	282,000	439,862
*Asia Polymer Corp.	321,000	291,043
*Asia Vital Components Co., Ltd.	355,017	429,661
*ASROCK, Inc.	35,000	134,613
Asustek Computer, Inc.	459,329	3,461,713
Aten International Co., Ltd.	123,715	216,106
AU Optronics Corp.	1,510,497	1,429,875
AU Optronics Corp. Sponsored ADR	515,430	4,896,585
*Audix Co., Ltd.	123,969	88,228
Aurora Corp.	198,226	329,814
*Aurora Systems Corp.	114,072	78,010
*AV Tech Corp.	45,000	128,040
*Avermedia Technologies, Inc.	287,037	369,932
*Avision, Inc.	196,263	119,163
*Awea Mechantronic Co., Ltd.	71,214	77,791
*Bank of Kaohsiung	638,600	235,860
Basso Industry Corp., Ltd.	290,427	262,766
*Behavior Tech Computer Corp.	84,400	5,017
*Bes Engineering Corp.	2,807,050	655,109
*Biostar Microtech International Corp.	203,712	144,384
*Bright Led Electronics Corp.	118,000	146,464
*C Sun Manufacturing, Ltd.	135,740	90,920
*Cameo Communications, Inc.	220,000	119,133
*Capital Securities Corp.	2,091,000	963,609
*Carnival Industrial Corp.	410,000	119,855
Catcher Technology Co., Ltd.	722,872	1,627,015
*Cathay Chemical Works, Inc.	15,000	5,752
*Cathay Financial Holdings Co., Ltd.	3,087,553	4,847,286
*Cathay Real Estate Development Co., Ltd.	1,774,000	796,511
*Central Reinsurance Co., Ltd.	376,897	179,312
*Chain Qui Development Co., Ltd.	130,464	108,208
*Champion Building Materials Co., Ltd.	494,816	417,134
Chang Hwa Commercial Bank	8,385,000	4,420,499
*Chang-Ho Fibre Corp.	49,000	25,637
*Charoen Pokphand Enterprises Co., Ltd.	268,000	164,129
*Cheng Loong Corp.	1,885,000	698,830
Cheng Shin Rubber Industry Co., Ltd.	631,197	1,613,104
*Cheng Uei Precision Industry Co., Ltd.	562,730	985,142
Chenming Mold Industrial Corp.	184,708	130,152
*Chia Hsin Cement Corp.	855,382	409,627
Chia Ta World Co., Ltd.	87,200	49,093
Chicony Electronics Co., Ltd.	342,193	747,922
*Chien Kuo Construction Co., Ltd.	162,000	93,643
*Chien Shing Stainless Steel Co., Ltd.	191,000	33,209
*Chilisin Electronics Corp.	158,784	160,451
Chimei Innolux Corp.	5,199,545	5,605,122
*China Airlines, Ltd.	2,615,151	1,406,678
*China Chemical & Pharmaceutical Co.	552,000	396,170
*China Development Financial Holding Corp.	15,713,592	4,510,911

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
China Ecotek Corp.	96,000	$141,447
*China Electric Manufacturing Co., Ltd.	479,220	432,133
*China General Plastics Corp.	673,000	232,201
*China Glaze Co., Ltd.	173,264	149,158
China Hi-Ment Corp.	124,135	137,000
*China Life Insurance Co., Ltd.	1,829,972	1,622,281
*China Man-Made Fiber Co., Ltd.	2,181,662	747,235
*China Metal Products Co., Ltd.	434,581	593,016
*China Motor Co., Ltd.	1,480,716	931,215
*China Petrochemical Development Corp.	3,267,640	1,756,169
*China Steel Chemical Corp.	108,998	327,232
China Steel Corp.	7,851,366	7,418,733
*China Steel Structure Co., Ltd.	127,000	88,132
*China Synthetic Rubber Corp.	614,818	594,519
*China United Trust & Investment Corp.	50,053	—
*China Wire & Cable Co., Ltd.	203,000	73,058
Chinatrust Financial Holdings Co., Ltd.	9,452,278	5,653,043
*Chinese Maritime Transport, Ltd.	90,460	197,662
*Ching Feng Home Fashions Industries Co., Ltd.	142,657	51,172
*Chin-Poon Industrial Co., Ltd.	617,617	454,933
*Chipbond Technology Corp.	204,221	285,847
*Chong Hong Construction Co.	243,000	497,210
*Chroma Ate, Inc.	448,755	899,485
*Chun Yu Works & Co., Ltd.	230,000	71,619
*Chun Yuan Steel Industrial Co., Ltd.	777,177	314,416
*Chung Hsin Electric & Machinery Co., Ltd.	669,000	376,073
*Chung Hung Steel Corp.	2,053,537	838,241
*Chung Hwa Pulp Corp.	650,000	298,078
#Chunghwa Telecom Co., Ltd. ADR	261,446	5,529,583
*Chungwa Picture Tubes Co., Ltd.	18,411,604	1,198,911
*Chuwa Wool Industry Co., Ltd.	68,000	97,413
*Clevo Co.	474,685	995,454
*CMC Magnetics Corp.	5,051,000	1,348,782
Collins Co., Ltd.	234,600	103,903
Compal Communications, Inc.	484,744	431,823
Compal Electronics, Inc.	4,020,827	5,260,575
*Compeq Manufacturing Co., Ltd.	1,937,000	526,940
*Continental Holdings Corp.	1,189,667	454,801
*Cosmo Electronics Corp.	91,500	94,597
*Cosmos Bank Taiwan	106,570	23,520
*Coxon Precise Industrial Co., Ltd.	126,000	244,152
CTCI Corp.	526,896	563,933
*CviLux Corp.	52,000	79,126
*Cyberlink Corp.	89,000	370,698
Cybertan Technology, Inc.	300,873	325,582
*Da-Cin Construction Co., Ltd.	353,809	192,450
*Darfon Electronics Corp.	350,700	387,645
*Davicom Semiconductor, Inc.	35,000	48,863
*Delpha Construction Co., Ltd.	265,085	101,162
Delta Electronics, Inc.	660,163	2,276,321
*Depo Auto Parts Industrial Co., Ltd.	169,634	458,150
*Diamond Flower Electric Instrument Co., Ltd.	125,571	138,469
*D-Link Corp.	917,940	707,474
*Dynamic Electronics Co., Ltd.	302,000	262,251
*E.Sun Financial Holding Co., Ltd.	5,684,389	2,628,917
*Eastern Media International Corp.	1,491,360	383,683
*Eclat Textile Co., Ltd.	196,524	127,361
*Edom Technology Co., Ltd.	187,600	97,235
Elan Microelectronics Corp.	338,323	497,941
*E-Lead Electronic Co., Ltd.	38,846	26,196
*E-LIFE MALL Corp., Ltd.	41,000	60,786

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Elite Advanced Laser Corp.	49,000	$102,978
*Elite Material Co., Ltd.	324,806	303,484
*Elite Semiconductor Memory Technology, Inc.	448,390	858,512
*Elitegroup Computer Systems Co., Ltd.	1,336,334	494,748
*EnTie Commercial Bank	131,166	50,219
Epistar Corp.	647,413	1,779,042
*Eternal Chemical Co., Ltd.	1,187,358	1,179,400
*Eva Airways Corp.	1,985,920	1,190,870
*Everest Textile Co., Ltd.	416,064	90,744
*Everfocus Electronics Corp.	126,000	84,823
*Evergreen International Storage & Transport Corp.	619,000	480,966
*Evergreen Marine Corp., Ltd.	1,778,170	1,319,556
*Everlight Chemical Industrial Corp.	597,000	551,720
Everlight Electronics Co., Ltd.	230,570	657,783
*Everspring Industry Co.	195,000	70,247
Excel Cell Electronics Co., Ltd.	90,000	49,107
*Excelsior Medical Co., Ltd.	105,000	234,061
Far Eastern Department Stores Co., Ltd.	1,286,747	1,255,664
*Far Eastern International Bank	2,719,226	1,055,643
Far Eastern New Century Corp.	2,733,461	3,166,692
*Far EasTone Telecommunications Co., Ltd.	1,704,000	2,372,234
*Faraday Technology Corp.	252,000	411,993
*Farglory F T Z Investment Holding Co., Ltd.	83,000	79,107
*Farglory Land Development Co., Ltd.	299,771	594,193
*Federal Corp.	639,982	407,571
Feng Hsin Iron & Steel Co., Ltd.	517,131	737,937
*Feng Tay Enterprise Co., Ltd.	407,896	367,378
*First Copper Technology Co., Ltd.	366,000	153,723
First Financial Holding Co., Ltd.	6,447,088	3,789,429
*First Hotel	234,010	189,869
*First Insurance Co., Ltd. (The)	355,640	146,099
*First Steamship Co., Ltd.	180,832	306,653
*FLEXium Interconnect, Inc.	123,000	144,749
Flytech Technology Co., Ltd.	81,900	232,202
*Forhouse Corp.	527,000	528,619
*Formosa Advanced Technologies Co., Ltd.	140,000	178,806
Formosa Chemicals & Fiber Co., Ltd.	2,345,134	5,081,879
Formosa Epitaxy, Inc.	311,797	429,989
*Formosa International Hotels Corp.	35,183	504,002
*Formosa Oilseed Processing Co., Ltd.	191,000	93,290
*Formosa Petrochemical Corp.	428,000	992,564
Formosa Plastics Corp.	2,907,279	6,062,571
Formosa Taffeta Co., Ltd.	1,549,460	1,180,188
*Formosan Rubber Group, Inc.	889,000	650,336
*Formosan Union Chemical Corp.	356,035	188,143
Fortune Electric Co., Ltd.	105,052	90,379
Foxconn Technology Co., Ltd.	372,710	1,269,017
*Froch Enterprise Co., Ltd.	252,000	117,069
*Fu I Industrial Co., Ltd.	176,000	45,472
*Fubon Financial Holding Co., Ltd.	3,862,000	4,722,727
*Fullerton Technology Co., Ltd.	117,700	116,057
*Fwuson Industry Co., Ltd.	268,980	117,406
*G Shank Enterprise Co., Ltd.	355,445	269,031
*G.T.M. Corp.	215,000	136,710
*Gamma Optical Co., Ltd.	93,000	85,383
*Gem Terminal Industries Co., Ltd.	194,438	157,208
*Gemtek Technology Corp.	428,000	582,021
*General Plastic Industrial Co., Ltd.	60,000	89,658
*Genesis Photonics, Inc.	92,000	123,595
*Genius Electronic Optical Co., Ltd.	53,000	136,283
*GeoVision, Inc.	26,000	83,947

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Getac Technology Corp.	616,281	$399,041
Giant Manufacture Co., Ltd.	195,120	678,119
*Giantplus Technology Co., Ltd.	261,000	134,701
*Giga Solution Tech Co., Ltd.	85,000	65,503
*Giga Storage Corp.	167,400	211,701
*Giga-Byte Technology Co., Ltd.	1,066,750	1,122,261
*Gintech Energy Corp.	280,000	826,615
Global Mixed Mode Technology, Inc.	66,000	292,924
*Global Unichip Corp.	62,000	237,704
*Globe Union Industrial Corp.	257,019	297,622
Gold Circuit Electronics, Ltd.	875,747	316,058
*Goldsun Development & Construction Co., Ltd.	2,317,260	1,002,804
*Good Will Instrument Co., Ltd.	112,508	82,281
*Gordon Auto Body Parts Co., Ltd.	110,932	41,642
*Grand Pacific Petrochemical Corp.	1,013,000	444,714
Grape King, Inc.	106,000	158,191
*Great China Metal Industry Co., Ltd.	386,000	279,734
Great Taipei Gas Co., Ltd.	572,000	300,122
*Great Wall Enterprise Co., Ltd.	539,197	537,907
Greatek Co., Ltd.	861,206	849,884
*Green Energy Technology, Inc.	134,797	284,988
*Hannstar Board Corp.	248,000	203,943
*HannStar Display Corp.	8,360,000	1,618,915
Hanpin Co., Ltd.	80,000	36,159
*Harvatek Corp.	150,252	188,557
*Hey Song Corp.	831,000	647,647
*Highwealth Construction Corp.	608,603	938,796
*Hitron Technologies, Inc.	165,000	105,447
*Ho Tung Holding Corp.	779,645	392,987
*Hocheng Corp.	267,300	97,291
*Hold-Key Electric Wire & Cable Co., Ltd.	145,860	80,700
*Holiday Entertainment Co., Ltd.	208,000	171,678
*Holtek Semiconductor, Inc.	153,000	222,692
*Holystone Enterprise Co., Ltd.	394,176	511,144
*Hon Hai Precision Industry Co., Ltd.	3,578,886	14,415,612
*Hong Tai Electric Industrial Co., Ltd.	440,000	183,551
*Hota Industrial Manufacturing Co., Ltd.	160,000	76,306
Hotai Motor Co., Ltd.	407,000	1,014,709
*Hsin Kuang Steel Co., Ltd.	452,783	386,124
*Hsing Ta Cement Co., Ltd.	296,000	90,838
HTC Corp.	228,780	4,212,806
*Hua Eng Wire & Cable Co., Ltd.	1,051,000	357,400
Hua Nan Financial Holding Co., Ltd.	4,608,729	2,866,131
*Huaku Development Co., Ltd.	232,057	518,288
*Huang Hsiang Construction Co.	228,735	375,533
*Hung Ching Development & Construction Co., Ltd.	227,000	125,809
Hung Poo Construction Corp.	336,537	388,163
*Hung Sheng Construction Co., Ltd.	889,000	499,347
*Hwa Fong Rubber Co., Ltd.	539,000	208,585
*Ichia Technologies, Inc.	535,255	248,015
*I-Chiun Precision Industry Co., Ltd.	266,211	354,854
*ICP Electronics, Inc.	132,000	167,935
Infortrend Technology, Inc.	287,866	372,516
*Inotera Memories, Inc.	1,708,528	901,655
*Inventec Appliances Corp.	300,000	248,231
Inventec Corp.	3,236,962	1,718,184
*I-Sheng Electric Wire & Cable Co., Ltd.	84,000	138,006
ITE Technology, Inc.	255,314	437,611
*Jean Co., Ltd.	186,304	91,571
*Jenn Feng New Energy Co., Ltd.	133,000	151,620
*Jess-Link Products Co., Ltd.	96,000	318,836

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Johnson Health Tech Co., Ltd.	164,085	$224,960
*Jui Li Enterprise Co., Ltd.	175,100	47,342
*K Laser Technology, Inc.	153,459	108,900
*Kang Na Hsiung Co., Ltd.	217,150	129,721
*Kao Hsing Chang Iron & Steel Corp.	368,000	100,566
*Kaulin Manufacturing Co., Ltd.	176,684	162,404
*Kee Tai Properties Co., Ltd.	512,081	230,157
Kenda Rubber Industrial Co., Ltd.	833,984	888,653
*Kian Shen Corp.	73,151	120,696
King Core Electronics, Inc.	76,000	73,584
*King Slide Works Co., Ltd.	49,000	249,738
*King Yuan Electronics Co., Ltd.	2,070,032	930,027
*Kingdom Construction Co., Ltd.	585,000	421,536
*King’s Town Bank	1,294,653	542,356
*King’s Town Construction Co., Ltd.	357,086	326,049
*Kinik Co.	130,000	169,062
*Kinko Optical Co., Ltd.	225,772	234,399
*Kinpo Electronics, Inc.	2,456,892	704,751
Kinsus Interconnect Technology Corp.	381,476	799,811
Knowledge-Yield-Excellence Systems Corp.	400,736	368,234
*KS Terminals, Inc.	115,000	125,532
Kung Long Batteries Industrial Co., Ltd.	47,000	79,069
*Kuoyang Construction Co., Ltd.	730,000	447,384
*Kwong Fong Industries Corp.	1,010,000	255,780
*L&K Engineering Co., Ltd.	167,000	181,139
*Lan Fa Textile Co., Ltd.	386,024	124,470
Largan Precision Co., Ltd.	68,234	1,304,941
*LCY Chemical Corp.	641,766	809,719
*Lead Data Co., Ltd.	315,000	67,810
*Leader Electronics, Inc.	122,000	100,764
*Leadtek Research, Inc.	66,000	28,713
*Leadtrend Technology Corp.	24,000	114,615
*Lealea Enterprise Co., Ltd.	1,186,902	466,664
*Ledtech Electronics Corp.	81,000	63,654
*Lee Chi Enterprises Co., Ltd.	196,000	106,770
*Lelon Electronics Corp.	146,000	110,692
*Leofoo Development Co., Ltd.	446,000	267,410
*Les Enphants Co., Ltd.	96,407	112,413
*Li Peng Enterprise Co., Ltd.	846,920	381,798
*Lian Hwa Foods Corp.	72,000	56,712
*Lien Chang Electronic Enterprise Co., Ltd.	72,760	48,465
Lien Hwa Industrial Corp.	960,407	562,353
*Lingsen Precision Industries, Ltd.	447,490	270,316
*LITE-ON IT Corp.	566,000	633,000
*Lite-On Semiconductor Corp.	416,000	249,871
Lite-On Technology Corp.	2,710,014	3,457,270
Long Bon International Co., Ltd.	452,875	181,827
*Long Chen Paper Co., Ltd.	504,838	157,987
*Lotes Co., Ltd.	44,871	236,023
*Lucky Cement Corp.	311,000	74,053
*Lumax International Corp., Ltd.	71,000	122,760
Macronix International Co., Ltd.	4,657,677	3,094,767
Makalot Industrial Co., Ltd.	152,430	343,492
*Marketech International Corp.	138,000	68,004
*Masterlink Securities Corp.	1,779,000	680,154
*Maxtek Technology Co., Ltd.	51,000	58,278
*Mayer Steel Pipe Corp.	209,685	170,523
*Maywufa Co., Ltd.	121,462	66,657
Media Tek, Inc.	329,352	4,459,944
Mega Financial Holding Co., Ltd.	7,020,000	4,186,854
*Meiloon Co., Ltd.	207,045	91,741

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Mercuries & Associates, Ltd.	498,450	$290,147
Merida Industry Co., Ltd.	189,750	308,908
*Merry Electronics Co., Ltd.	241,920	355,484
*Microelectronics Technology, Inc.	781,503	474,503
*Micro-Star International Co., Ltd.	1,672,465	929,167
Min Aik Technology Co., Ltd.	157,562	262,452
*Mirle Automation Corp.	224,553	217,717
*Mitac International Corp.	2,038,135	832,014
*Mobiletron Electronics Co., Ltd.	129,000	94,811
*Mosel Vitelic, Inc.	915,601	409,122
*Mospec Seminconductor Corp.	79,000	53,085
*Mustek Systems, Inc.	58,918	7,586
*Nak Sealing Technologies Corp.	59,549	71,643
*Namchow Chemical Industrial Co., Ltd.	240,000	284,297
Nan Ya Plastic Corp.	3,802,103	6,684,618
Nan Ya Printed Circuit Board Corp.	188,700	770,449
*Nankang Rubber Tire Co., Ltd.	812,166	1,080,807
*Nantex Industry Co., Ltd.	305,659	199,302
*Nanya Technology Corp.	1,782,570	1,200,069
National Petroleum Co., Ltd.	284,000	303,101
*New Asia Construction & Development Co., Ltd.	199,000	39,124
*Nien Hsing Textile Co., Ltd.	827,000	483,995
*Novatek Microelectronics Corp, Ltd.	280,000	741,700
*Ocean Plastics Co., Ltd.	206,000	143,556
*Optimax Technology Corp.	381,654	58,004
Opto Tech Corp.	627,713	441,405
*Orient Semiconductor Electronics, Ltd.	720,000	189,079
*Oriental Union Chemical Corp.	952,290	712,649
*Orise Technology Co., Ltd.	53,000	85,131
*Pacific Construction Co., Ltd.	332,000	48,223
*Pan Jit International, Inc.	541,995	518,197
Pan-International Industrial Corp.	576,148	904,162
*Paragon Technologies Co., Ltd.	97,648	232,455
PC Home Online	47,875	158,761
*Pegatron Corp.	1,236,293	1,427,523
*Phihong Technology Co., Ltd.	704,143	786,633
*Phytohealth Corp.	119,000	188,496
Pihsiang Machinery Mfg. Co., Ltd.	130,000	216,442
*Plotech Co., Ltd.	126,000	93,887
*Polaris Securities Co., Ltd.	4,037,000	1,842,786
*Polytronics Technology Corp.	58,408	125,926
Pou Chen Corp.	3,199,006	2,442,822
*Power Quotient International Co., Ltd.	159,000	116,972
*Powercom Co., Ltd.	124,000	266,549
Powertech Industrial Co., Ltd.	67,000	85,286
*Powertech Technology, Inc.	445,164	1,360,572
*Precision Silicon Corp.	61,000	63,909
President Chain Store Corp.	395,728	1,296,641
*President Securities Corp.	1,328,000	726,928
*Prince Housing & Development Corp.	1,400,975	649,738
*Prodisc Technology, Inc.	603,000	9,212
*Promate Electronic Co., Ltd.	202,000	152,928
*Promise Technology, Inc.	127,264	86,083
*Protop Technology Co., Ltd.	148,000	970
*Qisda Corp.	2,832,182	1,592,872
Quanta Computer, Inc.	1,266,436	2,292,405
*Quintain Steel Co., Ltd.	299,250	90,646
*Radiant Opto-Electronics Corp.	586,070	793,432
*Radium Life Tech Corp.	838,394	774,078
*Ralec Electronic Corp.	65,508	147,018
*Ralink Technology Corp.	86,700	312,565

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Realtek Semiconductor Corp.	507,933	$1,159,616
*Rechi Precision Co., Ltd.	228,000	108,214
*Rexon Industrial Corp., Ltd.	207,000	72,599
Richtek Technology Corp.	85,881	725,169
*Ritek Corp.	4,796,268	1,375,554
*Roundtop Machinery Industries Co., Ltd.	50,000	45,137
Ruentex Development Co., Ltd.	629,000	1,073,886
*Ruentex Industries, Ltd.	504,000	1,452,988
*Sampo Corp.	1,729,584	273,465
San Fang Chemical Industry Co., Ltd.	155,431	160,976
*Sanyang Industrial Co., Ltd.	1,257,927	589,849
*Sanyo Electric Co., Ltd.	246,000	233,363
SDI Corp.	154,000	201,122
*Senao International Co., Ltd.	96,547	143,620
Shan-Loong Transportation Co., Ltd.	111,247	60,843
*Sheng Yu Steel Co., Ltd.	231,000	150,982
*ShenMao Technology, Inc.	50,000	85,580
*Shih Wei Navigation Co., Ltd.	245,399	350,405
*Shihlin Electric & Engineering Corp.	564,000	607,518
*Shihlin Paper Corp.	187,000	380,741
*Shin Hai Gas Corp.	5,000	4,658
*Shin Kong Financial Holding Co., Ltd.	9,299,349	3,360,897
Shin Shin Co., Ltd.	77,000	69,146
Shin Shin Natural Gas Co., Ltd.	8,000	7,194
*Shin Zu Shing Co., Ltd.	125,000	405,329
*Shining Building Business Co., Ltd.	214,000	212,880
*Shinkong Co., Ltd.	281,784	235,870
*Shinkong Synthetic Fibers Co., Ltd.	2,422,282	851,848
*Shuttle, Inc.	166,000	125,583
*Sigurd Microelectronics Corp.	494,877	385,684
*Silicon Integrated Systems Corp.	1,371,233	886,085
Siliconware Precision Industries Co., Ltd.	2,038,492	1,990,804
Siliconware Precision Industries Co., Ltd. Sponsored ADR	172,738	842,961
Silitech Technology Corp.	84,159	238,691
*Sinbon Electronics Co., Ltd.	186,000	137,234
*Sincere Navigation Corp.	390,370	445,129
*Sinkang Industries Co., Ltd.	122,652	70,990
*Sinkong Textile Co., Ltd.	416,169	480,889
*Sinon Corp.	579,740	246,938
*SinoPac Holdings Co., Ltd.	9,419,000	3,152,349
*Sinphar Pharmaceutical Co., Ltd.	123,146	143,401
*Sintek Photronics Corp.	1,072,262	658,130
Sinyi Realty Co., Ltd.	113,977	171,026
Sitronix Technology Corp.	120,367	204,713
*Siward Crystal Technology Co., Ltd.	69,705	34,367
*Solelytex Enterprise Corp.	114,492	92,268
*Solomon Technology Corp.	151,612	66,500
*Sonix Technology Co., Ltd.	160,000	325,232
South East Soda Manufacturing Co., Ltd.	168,250	170,702
*Southeast Cement Co., Ltd.	455,000	169,399
*Space Shuttle Hi-Tech Co., Ltd.	83,587	30,911
*SPI Electronic Co., Ltd.	312,648	370,256
*Spirox Corp.	143,145	121,225
*Springsoft, Inc.	387,565	376,038
*Standard Chemical & Pharmaceutical Co., Ltd.	186,122	172,680
Standard Foods Taiwan, Ltd.	322,605	936,838
*Star Comgistic Capital Co., Ltd.	191,014	225,925
*Stark Technology, Inc.	168,400	146,183
*Sunonwealth Electric Machine Industry Co., Ltd.	280,001	232,398
*Sunplus Technology Co., Ltd.	891,153	660,479
Sunrex Technology Corp.	295,351	289,873

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Supreme Electronics Co., Ltd.	241,000	$182,495
*Sweeten Construction Co., Ltd.	263,000	139,070
Synnex Technology International Corp.	708,445	1,613,802
*Sysware Systex Corp.	87,293	127,441
*T JOIN Transportation Co., Ltd.	631,000	461,258
*Ta Chen Stainless Pipe Co., Ltd.	712,624	492,397
*Ta Chong Bank, Ltd.	3,524,000	844,204
*Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	290,232
Ta Yih Industrial Co., Ltd.	38,000	62,509
*Tah Hsin Industrial Corp.	159,000	107,364
*Tai Roun Products Co., Ltd.	200,000	95,961
*Ta-I Technology Co., Ltd.	297,939	337,059
*Taichung Commercial Bank	2,050,226	641,737
*Tainan Enterprises Co., Ltd.	179,289	229,605
*Tainan Spinning Co., Ltd.	2,530,000	1,116,486
*Taishin Financial Holdings Co., Ltd.	6,347,723	2,824,104
*Taisun Enterprise Co., Ltd.	369,800	216,311
*Taita Chemical Co., Ltd.	165,830	66,987
Taiwan Acceptance Corp.	96,000	129,950
*Taiwan Business Bank	4,372,118	1,289,356
Taiwan Cement Corp.	4,903,709	4,547,296
*Taiwan Cogeneration Corp.	574,000	328,666
Taiwan Cooperative Bank	5,878,935	3,808,484
Taiwan Fertilizer Co., Ltd.	784,000	2,165,440
*Taiwan Fire & Marine Insurance Co., Ltd.	318,000	261,756
*Taiwan Flourescent Lamp Co., Ltd.	119,000	11,067
Taiwan Fu Hsing Industrial Co., Ltd.	136,000	82,920
Taiwan Glass Industrial Corp.	1,313,307	1,267,649
Taiwan Hon Chuan Enterprise Co., Ltd.	322,925	599,751
*Taiwan International Securities Corp.	792,000	289,869
Taiwan Kai Yih Industrial Co., Ltd.	64,981	63,335
*Taiwan Kolin Co., Ltd.	508,000	—
*Taiwan Land Development Corp.	396,000	164,113
Taiwan Life Insurance Co., Ltd.	352,249	349,015
Taiwan Line Tek Electronic Co., Ltd.	71,011	84,043
*Taiwan Mask Corp.	573,000	212,344
*Taiwan Mobile Co., Ltd.	607,000	1,200,489
*Taiwan Nano Electro-Optical Technology Co., Ltd.	233,000	149,586
Taiwan Navigation Co., Ltd.	375,720	468,864
*Taiwan Paiho Co., Ltd.	480,670	408,042
*Taiwan Pulp & Paper Corp.	398,000	174,747
*Taiwan Sakura Corp.	355,388	291,129
Taiwan Secom Co., Ltd.	237,932	365,065
Taiwan Semiconductor Manufacturing Co., Ltd.	9,259,652	17,875,560
*Taiwan Sogo Shinkong Security Co., Ltd.	455,407	316,800
*Taiwan Styrene Monomer Corp.	1,168,602	507,040
*Taiwan Tea Corp.	955,896	566,615
*Taiyen Biotech Co., Ltd.	345,000	222,494
*Tatung Co., Ltd.	7,583,000	1,377,215
*Teapo Electronic Corp.	362,000	86,139
*Teco Electric & Machinery Co., Ltd.	3,215,000	1,541,628
*Tecom, Ltd.	408,000	131,356
Ten Ren Tea Co., Ltd.	65,170	105,854
*Test Research, Inc.	113,400	156,138
*Test-Rite International Co., Ltd.	594,000	340,163
Thinking Electronic Industrial Co., Ltd.	76,058	112,691
*Thye Ming Industrial Co., Ltd.	233,958	301,930
*Ton Yi Industrial Corp.	1,368,000	615,426
Tong Hsing Electronic Industries, Ltd.	89,866	341,815
Tong Yang Industry Co., Ltd.	594,620	906,600
*Tong-Tai Machine & Tool Co., Ltd.	229,000	217,329

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Topco Scientific Co., Ltd.	213,000	$269,217
Transcend Information, Inc.	233,521	650,082
*Tripod Technology Corp.	261,000	991,694
Tsann Kuen Enterprise Co., Ltd.	146,444	271,787
TSRC Corp.	546,650	794,702
*TTET Union Corp.	159,000	192,915
Tung Ho Steel Enterprise Corp.	1,123,645	982,707
*TXC Corp.	284,000	495,331
*TYC Brother Industrial Co., Ltd.	377,860	248,790
*Tycoons Group Enterprise Co., Ltd.	979,000	175,741
*Tyntek Corp.	684,384	532,152
*Tze Shin International Co., Ltd.	184,996	78,357
U-Ming Marine Transport Corp.	458,200	867,173
*Uniform Industrial Corp.	23,611	15,670
*Unimicron Technology Corp.	1,706,563	2,830,290
*Union Bank of Taiwan	1,132,181	284,668
*Union Insurance Co., Ltd.	134,216	90,030
Uni-President Enterprises Corp.	2,587,691	3,066,530
*Unitech Electronics Co., Ltd.	238,365	137,934
*Unitech Printed Circuit Board Corp.	839,579	313,704
*United Integration Service Co., Ltd.	283,800	356,636
*United Microelectronics Corp.	11,454,441	5,081,287
*Unity Opto Technology Co., Ltd.	344,689	644,880
*Universal Cement Corp.	932,773	445,868
*Universal Microelectronics Co., Ltd.	146,926	77,733
*Universal, Inc.	37,080	26,412
*UPC Technology Corp.	1,143,468	675,318
*USI Corp.	1,106,000	753,458
*U-TECH Media Corp.	189,000	81,657
*Ve Wong Corp.	282,450	235,723
*Veutron Corp.	65,000	5,730
*Via Technologies, Inc.	438,097	379,641
*Visual Photonics Epitacy Co., Ltd.	104,596	224,374
*Waffer Technology Co., Ltd.	169,000	43,007
Wah Lee Industrial Corp.	270,000	394,040
*Walsin Lihwa Corp.	4,929,021	2,152,382
*Walsin Technology Corp., Ltd.	1,039,315	600,578
*Walton Advanced Engineering, Inc.	327,000	161,230
*Wan Hai Lines Co., Ltd.	1,309,359	880,341
*Wan Hwa Enterprise Co., Ltd.	109,173	55,582
*Waterland Financial Holding Co., Ltd.	3,810,446	1,169,527
*Wei Chih Steel Industrial Co., Ltd.	210,000	52,201
*Wei Chuan Food Corp.	378,000	434,544
*Weikeng Industrial Co., Ltd.	262,000	176,517
*Well Shin Technology Co., Ltd.	10,000	19,380
*Wellypower Optronics Corp.	140,000	126,314
*Weltrend Semiconductor, Inc.	302,275	212,441
*Winbond Electronics Corp.	6,450,000	1,636,892
*Wintek Corp.	1,807,064	1,616,171
Wistron Corp.	1,728,068	2,791,432
Wistron NeWeb Corp.	304,674	602,408
*WPG Holdings Co., Ltd.	495,000	1,019,146
*WT Microelectronics Co., Ltd.	365,000	419,611
*WUS Printed Circuit Co., Ltd.	392,000	171,725
*Yageo Corp.	4,505,000	2,007,720
Yang Ming Marine Transport Corp.	2,357,234	1,522,798
*Yeung Cyang Industrial Co., Ltd.	579,691	400,764
*Yieh Phui Enterprise Co., Ltd.	2,109,653	781,727
*Yosun Industrial Corp.	537,576	897,118
Young Fast Optoelectronics Co., Ltd.	53,000	456,441
*Young Optics, Inc.	24,214	176,469

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Yuanta Financial Holding Co., Ltd.	9,023,292	$5,023,420
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,029,772	827,832
Yulon Motor Co., Ltd.	1,379,715	1,585,186
*Yulon Nissan Motor Co., Ltd.	29,000	82,694
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	148,431
Yung Shin Pharmaceutical Industrial Co., Ltd.	288,000	303,618
Yung Tay Engineering Co., Ltd.	695,000	761,321
*Zenitron Corp.	193,000	125,548
*Zig Sheng Industrial Co., Ltd.	418,568	182,099
Zinwell Corp.	262,979	449,216
*Zippy Technology Corp.	106,028	78,260
*Zyxel Communication Corp.	654,496	391,625

TOTAL TAIWAN		410,490,723

THAILAND — (2.2%)
Advance Info Service PCL (Foreign)	494,000	1,431,108
Airports of Thailand PCL (Foreign)	693,900	833,110
Amata Corp. PCL (Foreign)	527,500	171,611
Asia Plus Securities PCL (Foreign)	1,281,200	76,217
Asia Plus Securities PCL (Foreign) NVDR	1,260,100	74,962
Asian Property Development PCL (Foreign)	2,530,300	486,068
Ayudhya Insurance PCL (Foreign)	191,400	99,036
Bangchak Petroleum PCL (Foreign)	904,600	406,404
Bangkok Aviation Fuel Services PCL (Foreign)	409,154	105,220
Bangkok Bank PCL (Foreign)	1,321,500	5,691,356
Bangkok Bank PCL (Foreign) NVDR	140,800	595,483
Bangkok Chain Hospital PCL (Foreign)	1,034,200	158,935
Bangkok Dusit Medical Services PCL (Foreign)	596,800	540,864
Bangkok Expressway PCL (Foreign)	591,800	335,552
Bangkok Insurance PCL (Foreign)	2,200	14,451
*Bangkok Land PCL (Foreign) NVDR	2,802,700	57,313
*Bangkok Metro PCL (Foreign)	2,141,900	45,791
*Bangkokland PCL (Foreign)	21,097,300	431,424
Bank of Ayudhya PCL (Foreign)	1,252,000	799,108
Bank of Ayudhya PCL (Foreign) NVDR	2,752,700	1,756,952
Banpu PCL (Foreign)	74,800	1,446,172
BEC World PCL (Foreign)	712,400	662,184
Big C Supercenter PCL (Foreign)	234,100	395,304
Big C Supercenter PCL (Foreign) NVDR	27,000	45,593
Bumrungrad Hospital PCL (Foreign)	387,600	351,272
C.P. ALL PCL (Foreign)	1,207,200	1,206,265
Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	559,052
Central Plaza Hotel PCL (Foreign)	493,100	79,446
Ch. Karnchang PCL (Foreign)	970,400	196,936
Charoen Pokphand Foods PCL (Foreign)	4,015,900	2,998,705
*Charoong Thai Wire & Cable PCL (Foreign)	343,000	75,986
Delta Electronics (Thailand) PCL (Foreign)	913,300	742,808
Dynasty Ceramic PCL (Foreign)	176,600	232,548
Eastern Water Resources Development & Management PCL (Foreign)	846,600	135,089
Electricity Generating PCL (Foreign)	188,400	500,552
Electricity Generating PCL (Foreign) NVDR	85,100	226,098
*Erawan Group PCL (Foreign)	1,115,200	76,017
*G J Steel PCL (Foreign)	22,132,000	137,146
*G Steel PCL (Foreign)	8,157,300	123,844
GFPT PCL(Foreign)	818,900	244,845
Glow Energy PCL (Foreign)	710,600	886,186
GMM Grammy PCL (Foreign)	186,400	86,053
Hana Microelectronics PCL (Foreign)	466,057	400,715
Hermraj Land & Development PCL (Foreign)	9,272,000	456,777
Home Product Center PCL (Foreign)	1,963,814	453,305
ICC International PCL (Foreign)	49,200	66,121

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

THAILAND — (Continued)
*Indorama Ventures PCL (Foreign)	1,004,367	$650,388
IRPC PCL (Foreign)	14,338,900	1,723,778
*Italian-Thai Development PCL (Foreign) NVDR	3,291,100	293,675
*ITV PCL (Foreign)	183,700	5,976
Jasmine International PCL (Foreign)	1,294,700	31,691
Kasikornbank PCL (Foreign)	1,189,000	3,831,325
Kasikornbank PCL (Foreign) NVDR	238,500	738,962
Khon Kaen Sugar Industry PCL (Foreign)	829,900	295,704
Kiatnakin Finance PCL (Foreign)	591,300	558,781
Kim Eng Securities Thailand PCL (Foreign)	531,800	215,851
Kim Eng Securities Thailand PCL (Foreign) NVDR	146,500	59,462
Krung Thai Bank PCL (Foreign)	6,454,400	2,599,758
*Krungthai Card PCL (Foreign)	115,200	45,687
L.P.N. Development PCL (Foreign)	1,590,700	453,430
Land & Houses PCL (Foreign) NVDR	3,864,600	676,530
Land and Houses PCL (Foreign)	942,800	167,966
Lanna Resources PCL (Foreign)	227,400	121,891
*Loxley PCL (Foreign)	1,996,500	127,430
Major Cineplex Group PCL (Foreign)	605,300	211,925
MBK Development PCL (Foreign)	134,200	374,222
MCOT PCL (Foreign)	402,400	324,164
Minor International PCL (Foreign)	763,992	260,385
Muramoto Electronic (Thailand) PCL (Foreign)	7,400	44,710
Padaeng Industry PCL (Foreign) NVDR	192,800	136,797
Polyplex PCL (Foreign)	373,900	145,969
Precious Shipping PCL (Foreign)	1,104,000	632,812
Preuksa Real Estate PCL (Foreign)	1,003,900	743,399
Property Perfect PCL (Foreign)	1,383,500	193,754
PTT Aromatics & Refining PCL (Foreign)	2,222,743	1,604,645
PTT Chemical PCL (Foreign)	819,271	2,563,792
PTT Exploration & Production PCL (Foreign)	530,000	2,446,785
PTT PCL (Foreign)	1,028,800	8,128,397
Quality Houses PCL (Foreign)	9,065,600	640,420
Ratchaburi Electricity Generating Holding PCL (Foreign)	576,600	665,479
*Regional Container Lines PCL (Foreign)	384,200	180,940
Robinson Department Store PCL (Foreign)	623,500	332,276
Rojana Industrial Park PCL (Foreign)	602,000	192,118
Saha-Union PCL (Foreign)	297,800	355,238
*Sahaviriya Steel Industries PCL (Foreign)	8,303,400	411,633
*Samart Corporation PCL (Foreign)	538,600	115,146
Samart I-Mobile PCL (Foreign)	1,746,000	102,244
Sansiri PCL (Foreign)	1,512,700	271,841
SC Asset Corp. PCL (Foreign)	430,100	177,237
Serm Suk PCL (Foreign) NVDR	112,700	120,469
*Shinawatra Satellite PCL (Foreign)	833,700	152,404
Siam Cement PCL (Foreign) (The)	89,100	778,503
Siam Cement PCL (Foreign) NVDR (The)	131,300	1,098,404
Siam City Cement PCL (Foreign)	85,100	598,534
Siam City Cement PCL (Foreign) NVDR	9,100	64,003
Siam Commercial Bank PCL (Foreign)	1,143,900	3,154,364
Siam Future Development PCL (Foreign)	387,400	63,616
Siam Makro PCL (Foreign)	110,300	396,431
Siamgas & Petrochemicals PCL (Foreign)	590,200	281,614
Sino-Thai Engineering & Construction PCL (Foreign)	1,560,800	336,098
Sri Trang Agro Industry PCL (Foreign)	459,500	304,672
Supalai PCL (Foreign)	2,095,700	824,644
*Tata Steel (Thailand) PCL (Foreign)	5,191,400	262,184
*Thai Airways International PCL (Foreign)	315,100	336,823
Thai Carbon Black PCL (Foreign)	61,100	63,419
Thai Oil PCL (Foreign)	1,484,300	2,023,523
Thai Plastic & Chemicals PCL (Foreign)	605,700	350,940

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

THAILAND — (Continued)
Thai Reinsurance PCL (Foreign)	220,700	$41,712
*Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	223,447
*Thai Tap Water Supply PCL (Foreign)	2,538,300	386,938
Thai Union Frozen Products PCL (Foreign)	674,500	1,029,253
Thai Vegetable Oil PCL (Foreign)	359,025	245,839
Thanachart Capital PCL (Foreign)	1,452,500	1,350,116
Thoresen Thai Agencies PCL (Foreign)	610,720	452,245
Ticon Industrial Connection PCL (Foreign)	378,300	131,277
*Tipco Asphalt PCL (Foreign)	62,800	78,804
TIPCO Foods (Thailand) PCL (Foreign)	138,500	21,027
Tisco Financial Group PCL (Foreign)	731,000	662,486
*TMB Bank PCL (Foreign)	33,057,013	2,007,490
Total Access Communication PCL (Foreign)	200,000	292,796
TPI Polene PCL (Foreign)	1,160,100	470,869
*True Corp. PCL (Foreign)	4,254,700	580,037
Univanich Palm Oil PCL (Foreign)	15,000	35,321
*Vanachai Group PCL (Foreign)	1,337,400	242,410
Vinythai PCL (Foreign)	563,300	156,206

TOTAL THAILAND		80,369,515

TURKEY — (2.2%)
Adana Cimento Sanayii Ticaret A.S. Class A	100,044	329,261
Adana Cimento Sanayii Ticaret A.S. Class C	51,662	19,887
Akbank T.A.S.	751,024	4,157,284
Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	544,403
*Akenerji Elektrik Uretim A.S.	238,763	515,161
Aksa Akrilik Kimya Sanayii A.S.	143,535	243,798
Aksigorta A.S.	283,115	358,635
Alarko Holding A.S.	212,893	465,644
Albaraka Turk Katilim Bankasi A.S.	351,049	604,286
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	40,843	193,574
Anadolu Anonim Turk Sigorta Sirketi A.S.	515,759	365,892
*Anadolu Cam Sanayii A.S.	220,765	317,566
Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	1,531,201
Anadolu Hayat Sigorta A.S.	76,697	228,804
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,994	52,155
Arcelik A.S.	379,674	1,873,981
Aselsan Elektronik Sanayi Ve Ticaret A.S.	81,194	304,245
Asya Katilim Bankasi A.S.	797,871	1,992,272
Ayen Enerji A.S.	58,827	99,120
Aygaz A.S.	227,736	1,003,851
*Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	270,717
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,466	224,234
Bati Anabolu Cimento A.S.	22,868	119,702
BIM BirlesikMagazalar A.S.	69,056	2,119,458
Bolu Cimento Sanayii A.S.	184,348	199,326
Borusan Mannesmann Boru Sanayi A.S.	12,851	160,952
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	304	33,014
*Boyner Buyuk Magazacilik A.S.	20,255	28,593
Brisa Bridgestone Sabanci Lastik San ve Tic A.S.	851	53,320
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	142,867
Bursa Cimento Fabrikasi A.S.	41,815	134,182
Celebi Hava Servisi A.S.	7,051	76,627
Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	563,546
Coca-Cola Icecek A.S.	63,006	657,377
*Deva Holding A.S.	98,032	187,009
*Dogan Gazetecilik A.S.	63,205	131,369
Dogan Sirketler Grubu Holdings A.S.	1,736,358	1,252,833
*Dogan Yayin Holding A.S.	696,123	713,176
*Dogus Otomotiv Servis ve Ticaret A.S.	82,629	403,135
*Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	44,335	37,931

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TURKEY — (Continued)
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	$48,651
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	637,751
Enka Insaat ve Sanayi A.S.	296,055	1,089,746
*Eregli Demir ve Celik Fabrikalari Turk A.S.	1,392,186	3,881,208
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	303,927
*Finans Fin Kirala T.A.S.	25,012	43,517
Ford Otomotiv Sanayi A.S.	138,652	1,030,946
*Fortis Bank A.S.	18,516	21,608
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	511	74,921
*Global Yatirim Holding A.S.	192,034	90,352
*Goldas Kuyumculuk Sanayi A.S.	61,429	42,042
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	5,202	210,168
*Goodyear Lastikleri T.A.S.	13,889	145,455
*GSD Holding A.S.	508,433	353,670
*Gubre Fabrikalari Ticaret A.S.	55,148	399,013
*Gunes Sigorta A.S.	135,452	167,902
Haci Omer Sabanci Holding AS	202,712	941,421
Hurriyet Gazetecilik ve Matbaacilik A.S.	476,337	496,558
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	252,538	165,782
*Ihlas Holding A.S.	541,734	233,082
Is Yatirim Menkul Degerler A.S.	7,183	10,194
*Isiklar Yatirim Holding A.S.	26,814	20,224
*Izmir Demir Celik Sanayii A.S.	148,330	223,227
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	356,449	234,006
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	34,367	35,988
Karton Sanayi ve Ticaret A.S.	2,096	179,189
Koc Holding A.S. Series B	773,989	3,051,469
Konya Cimento Sanayii A.S.	2,929	273,363
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	783,852
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	86,642	217,125
Mardin Cimento Sanayii ve Ticaret A.S.	117,829	586,593
*Marmaris Marti Otel Isletmeleri A.S.	85,525	71,282
*Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	92,379
*Mondi Tire Kutsan Kagit Ve Ambalas Sanayii A.S.	55,514	58,444
*Net Holding A.S.	667,496	402,169
*Net Turizm Ticaret ve Sanayi A.S.	144,714	101,777
Nortel Networks Netas Telekomuenikasyon A.S.	13,360	487,443
Otokar Otomotive Ve Savunma Sanayi A.S.	13,080	139,933
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	29,854	47,084
*Petkim Petrokimya Holding A.S.	982,676	1,427,422
Pinar Entegre Et ve Un Sanayi A.S.	17,450	72,857
Pinar Sut Mamulleri Sanayii A.S.	25,245	150,695
*Reysas Logistics	49,377	123,032
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	191,035
Sekerbank T.A.S.	530,079	573,306
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	350,567	509,593
*Tat Konserve Sanayii A.S.	142,868	316,437
*TAV Havalimanlari Holding A.S.	212,306	900,643
Tekfen Holding A.S.	240,607	805,208
*Tekstil Bankasi A.S.	163,669	113,879
Tofas Turk Otomobil Fabrikasi A.S.	289,397	1,104,452
*Trakya Cam Sanayii A.S.	466,510	674,288
Tupras-Turkiye Petrol Rafinerileri A.S.	201,255	4,578,517
Turcas Petrol A.S.	97,229	338,500
*Turk Ekonomi Bankasi A.S.	471,251	669,160
*Turk Hava Yollari A.S.	636,635	1,841,167
*Turk Sise ve Cam Fabrikalari A.S.	666,670	835,447
Turk Telekomunikasyon A.S.	133,729	501,070
Turk Traktor ve Ziraat Makineleri A.S.	15,903	149,620
Turkcell Iletisim Hizmetleri A.S.	212,664	1,239,398
#Turkcell Iletisim Hizmetleri A.S. ADR	33,488	485,576

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TURKEY — (Continued)
Turkiye Garanti Bankasi A.S.	1,790,492	$9,263,533
Turkiye Halk Bankasi	287,295	2,327,004
Turkiye Is Bankasi A.S.	1,468,687	5,506,543
Turkiye Sinai Kalkinma Bankasi A.S.	779,227	1,066,089
Turkiye Vakiflar Bankasi T.A.O.	1,477,654	3,995,788
Ulker Biskuvi Sanayi A.S.	170,028	486,906
*Uzel Makina Sanayii A.S.	63,028	32,618
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	20,918	49,627
*Vestel Elektronik Sanayi ve Ticaret A.S.	162,470	245,579
*Yapi Kredi Sigorta A.S.	38,327	245,905
*Yapi ve Kredi Bankasi A.S.	765,888	2,325,929
*Zorlu Enerji Elektrik Uretim A.S.	216,198	375,472

TOTAL TURKEY		83,626,144

TOTAL COMMON STOCKS		3,152,611,060

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
Banco Bradesco SA	32,368	593,502
#Banco Bradesco SA Sponsored ADR	1,021,220	19,025,329
Banco Cruzeiro do Sul SA	4,600	28,770
Banco do Estado do Rio Grande do Sul SA	86,045	743,134
*Brasil Telecom SA ADR	71,049	1,389,718
*Braskem SA Preferred A	58,000	437,935
#Braskem SA Preferred A Sponsored ADR	119,937	1,832,637
Centrais Electricas de Santa Catarina SA	28,250	547,235
Cia de Transmissao de Energia Electrica Paulista SA	30,100	824,379
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	45,314	2,948,129
Companhia de Bebidas das Americas	22,283	2,403,138
Companhia de Bebidas das Americas Preferred ADR	34,600	3,779,012
Companhia de Tecidos Norte de Minas	79,300	211,461
Companhia Energetica de Minas Gerais SA	4,587	68,409
#Companhia Energetica de Minas Gerais SA Sponsored ADR	293,405	4,459,756
Companhia Energetica do Ceara Coelce Series A	19,200	303,589
Companhia Paranaense de Energia-Copel Series B	34,380	743,388
#Companhia Paranaense de Energia-Copel Sponsored ADR	82,300	1,804,016
Confab Industrial SA	371,665	1,084,059
Contax Participacoes SA	56,000	737,093
#Contax Participacoes SA ADR	46,700	121,420
Eletropaulo Metropolita SA Preferred A	17,020	357,761
Empressa Metropolitanade Aguas e Energia SA	6,100	24,417
Forjas Taurus SA	190,357	561,720
Gerdau SA	45,600	660,614
#Gerdau SA Sponsored ADR	678,100	9,927,384
Gol Linhas Aereas Inteligentes SA	78,200	1,087,099
*Inepar Industria e Construcoes SA	18,785	55,219
Investimentos Itau SA	1,116,340	8,257,666
#Itau Unibanco Holding SA ADR	1,648,537	36,910,743
Klabin SA	971,000	2,799,050
Lojas Americanas SA	205,000	1,725,040
Mahle-Metal Leve SA Industria e Comercio	8,666	157,671
Marcopolo SA	221,600	1,259,950
Metalurgica Gerdau SA	394,900	6,982,824
*Net Servicos de Comunicacao SA	45,223	484,422
#*Net Servicos de Comunicacao SA Preferred ADR	168,443	1,824,238
#Petroleo Brasileiro SA ADR	1,024,366	32,626,057
Randon e Participacoes SA	218,850	1,455,848
Sao Paulo Alpargatas SA	420,000	1,893,678
Saraiva SA Livreiros Editores	50,300	969,794
Suzano Papel e Celullose SA	257,382	2,446,797
TAM SA	104,100	1,750,192
Tele Norte Leste Participacoes SA	27,000	396,526

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Tele Norte Leste Participacoes SA ADR	154,600	$2,261,798
Telecomunicacoes de Sao Paulo SA	31,600	683,277
#Telecomunicacoes de Sao Paulo SA ADR	44,600	960,238
Telemar Norte Leste SA	57,300	1,495,703
Tim Participacoes SA	33,270	94,960
Tim Participacoes SA ADR	83,580	2,384,537
Ultrapar Participacoes SA	120,659	6,187,307
Ultrapar Participacoes SA Sponsored ADR	3,000	155,700
*Unipar Participacoes SA Class B	867,609	295,978
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	9,286,636
Vale SA Series A	237,528	5,765,334
Vale SA Sponsored ADR	860,286	20,844,730
Vivo Participacoes SA	85,870	2,302,007
Whirlpool SA	51,787	103,056

TOTAL BRAZIL		211,522,080

CHILE — (0.0%)
Embotelladora Andina SA	118,994	441,733

INDIA — (0.0%)
*Ispat Industries, Ltd.	97,131	5,618

TOTAL PREFERRED STOCKS		211,969,431

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Inepar SA Industria e Construcoes Rights 08/27/10 (B4Q73B4)	4,380	1,121
*Inepar SA Industria e Construcoes Rights 08/27/10 (B4X8BY9)	3,552	808

TOTAL BRAZIL		1,929

CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	218,110	1,994
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	13,218	157
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	64,650	25,718

TOTAL CHINA		27,869

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	10,778	16,188
*Trent, Ltd. Rights 08/20/10	2,181	68,709

TOTAL INDIA		84,897

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	857,000	8,045

MALAYSIA — (0.0%)
*Media Prima Berhad Warrants 12/31/14	30,191	5,268
*Notion VTEC Berhad Warrants 08/03/15	50,312	1,107
*Unisem (M) Berhad Rights 08/16/10	222,105	698

TOTAL MALAYSIA		7,073

SOUTH AFRICA — (0.0%)
#*Medi-Clinic Corp., Ltd. Rights 08/06/10	59,148	17,910

TAIWAN — (0.0%)
*Solelytex Enterprise Corp. Rights 08/20/10	10,185	1,875

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	11,425,426	49,560
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	82,990	9,977
*Minor International PCL (Foreign) Warrants 05/18/13	13,429	1,024

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

THAILAND — (Continued)
*Sansiri PCL (Foreign) Warrants 01/20/15	756,350	$36,792

TOTAL THAILAND		97,353

TOTAL RIGHTS/WARRANTS		246,951

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $9,225,000 FHLMC 4.00%, 12/15/38, valued at $9,011,296) to be repurchased at $8,874,141	$8,874	8,874,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (9.8%)
§@DFA Short Term Investment Fund	364,731,971	364,731,971
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,443,078) to be repurchased at $1,414,806	$1,415	1,414,782

TOTAL SECURITIES LENDING COLLATERAL		366,146,753

TOTAL INVESTMENTS — (100.0%) (Cost $2,959,594,062)##		$3,739,848,195

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$210,858,715	—	—	$210,858,715
Chile	87,558,998	—	—	87,558,998
China	106,741,082	$311,505,131	—	418,246,213
Czech Republic	—	19,095,237	—	19,095,237
Hungary	607,253	26,425,990	—	27,033,243
India	22,026,585	391,116,111	—	413,142,696
Indonesia	5,969,247	110,989,844	—	116,959,091
Israel	—	1,502,525	—	1,502,525
Malaysia	93,091	139,388,689	—	139,481,780
Mexico	169,154,120	208,537	—	169,362,657
Philippines	2,056,710	27,970,826	—	30,027,536
Poland	506,420	58,680,751	—	59,187,171
Russia	—	146,823,833	—	146,823,833
South Africa	48,138,307	272,626,759	—	320,765,066
South Korea	53,103,323	364,976,594	—	418,079,917
Taiwan	15,384,719	395,106,004	—	410,490,723
Thailand	80,363,539	5,976	—	80,369,515
Turkey	485,576	83,140,568	—	83,626,144
Preferred Stocks
Brazil	211,522,080	—	—	211,522,080
Chile	441,733	—	—	441,733
India	—	5,618	—	5,618
Rights/Warrants
Brazil	1,929	—	—	1,929
China	27,869	—	—	27,869
India	—	84,897	—	84,897
Indonesia	8,045	—	—	8,045
Malaysia	5,268	1,805	—	7,073
South Africa	17,910	—	—	17,910
Taiwan	—	1,875	—	1,875
Thailand	97,353	—	—	97,353
Temporary Cash Investments	—	8,874,000	—	8,874,000
Securities Lending Collateral	—	366,146,753	—	366,146,753

TOTAL	$1,015,169,872	$2,724,678,323	—	$3,739,848,195

See accompanying Notes to Schedules of Investments.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

JULY 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (32.8%)
Federal Farm Credit Bank
# 3.875%, 08/25/11	$40,000	$41,479,800
# 1.125%, 10/03/11	30,000	30,217,410
# 0.950%, 02/10/12	50,000	50,338,750
0.950%, 03/05/12	15,000	15,100,290
Federal Home Loan Bank
# 1.625%, 07/27/11	133,200	134,871,793
# 5.375%, 08/19/11	55,000	57,797,850
# 3.750%, 09/09/11	90,000	93,346,560
# 3.625%, 09/16/11	121,000	125,525,400
# 4.875%, 11/18/11	55,000	58,127,630
# 1.000%, 12/28/11	30,000	30,222,330
# 1.125%, 03/09/12	27,500	27,755,585
# 2.250%, 04/13/12	136,000	139,834,112
5.750%, 05/15/12	100,000	109,132,000
# 1.125%, 05/18/12	150,000	151,363,950
# 1.375%, 06/08/12	40,000	40,542,400
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	10,000	10,091,940
# 5.750%, 01/15/12	160,000	172,002,880
4.750%, 03/05/12	55,000	58,674,000
2.125%, 03/23/12	50,000	51,269,100
# 1.125%, 04/25/12	40,000	40,371,000
5.125%, 07/15/12	30,000	32,653,440
Federal National Mortgage Association
1.000%, 11/23/11	45,000	45,348,930
2.000%, 01/09/12	46,000	47,010,298
# 0.875%, 01/12/12	122,700	123,350,433
1.500%, 03/15/12	17,000	17,266,084
# 6.125%, 03/15/12	26,500	28,870,319
1.000%, 04/04/12	60,000	60,449,940
# 1.875%, 04/20/12	154,000	157,439,898
# 4.875%, 05/18/12	100,000	107,628,000

TOTAL AGENCY OBLIGATIONS		2,058,082,122

BONDS — (33.4%)
Abbey National Treasury Services P.L.C. Floating Rate Note
(r) 0.656%, 08/16/11	75,000	74,970,975
Bank of New York Mellon Corp. (The)
4.950%, 01/14/11	5,000	5,099,055

	Face Amount	Value†
	(000)

Bank of Nova Scotia Floating Rate Note
(r) 0.788%, 03/05/12	$75,000	$74,961,225
(r) 0.786%, 03/12/12	25,000	24,980,950
Barclays Bank P.L.C. Floating Rate Note
(r) 0.641%, 01/14/11	125,000	124,997,125
Bear Stearns Cos. LLC (The) Floating Rate Note
(r) 0.534%, 02/01/12	45,982	45,852,653
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.554%, 02/10/12	125,000	125,259,000
BP Capital Markets P.L.C.
# 1.550%, 08/11/11	7,000	6,867,861
Citigroup Funding, Inc.
2.125%, 07/12/12	20,000	20,548,080
Citigroup, Inc.
1.500%, 07/12/11	19,000	19,202,103
# 1.250%, 09/22/11	20,000	20,163,960
# 1.250%, 11/15/11	38,000	38,335,958
1.875%, 05/07/12	45,000	45,954,315
Credit Agricole Corporate & Investment Bank Floating Rate Note
(r) 1.077%, 04/13/12	50,000	49,708,700
Eksportfinans ASA
5.000%, 02/14/12	2,218	2,348,547
European Investment Bank
3.250%, 10/14/11	27,000	27,799,659
2.625%, 11/15/11	88,000	90,127,928
Export Development Canada
2.375%, 03/19/12	23,000	23,646,254
General Electric Capital Corp.
3.000%, 12/09/11	30,000	30,916,410
5.875%, 02/15/12	30,000	31,928,040
# 2.200%, 06/08/12	25,000	25,700,375
General Electric Capital Corp. Floating Rate Note
(r) 0.578%, 04/28/11	11,167	11,171,891
(r) 0.618%, 06/06/11	18,400	18,394,443
#(r) 0.506%, 08/15/11	25,869	25,847,580
(r) 0.658%, 11/21/11	5,000	4,998,540
Goldman Sachs Group, Inc. (The)
1.625%, 07/15/11	66,000	66,782,496
HSBC USA, Inc.
3.125%, 12/16/11	20,000	20,693,420

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Inter-American Development Bank
3.250%, 11/15/11	$37,500	$38,697,262
International Bank For Reconstruction & Development
0.800%, 07/13/12	45,000	45,104,220
Japan Finance Corp.
2.000%, 06/24/11	78,200	78,954,943
JPMorgan Chase & Co.
3.125%, 12/01/11	45,500	47,066,884
JPMorgan Chase & Co. Floating Rate Note
(r) 0.546%, 05/16/11	32,625	32,652,666
(r) 1.286%, 06/13/11	10,490	10,555,468
Kreditanstalt fuer Wiederaufbau
# 3.250%, 10/14/11	33,000	33,989,373
2.250%, 04/16/12	25,000	25,536,375
4.750%, 05/15/12	25,000	26,652,800
# 1.250%, 06/15/12	21,800	21,926,941
Morgan Stanley
2.000%, 09/22/11	25,000	25,416,525
# 2.250%, 03/13/12	60,000	61,556,160
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.826%, 10/14/11	50,000	49,968,800
(r) 0.564%, 02/01/12	81,070	81,045,922
Nordic Investment Bank
2.375%, 12/15/11	29,650	30,321,217
Oesterreichische Kontrollbank AG
4.750%, 11/08/11	50,000	52,308,300
Ontario, Province of Canada
2.625%, 01/20/12	80,500	82,458,887
4.950%, 06/01/12	48,000	51,397,920
Rabobank Nederland NV Floating Rate Note
(r) 0.513%, 04/01/11	25,000	24,989,800
Royal Bank of Canada
5.650%, 07/20/11	23,000	24,158,487
Royal Bank of Canada Floating Rate Note
(r) 0.427%, 01/27/12	100,000	100,000,000
Shell International Finance BV Floating Rate Note
#(r) 0.888%, 06/22/12	8,125	8,151,674
Svenska Handelsbanken Floating Rate Note
(r) 0.731%, 01/30/12	19,500	19,484,342

	Face Amount	Value†
	(000)

Toyota Motor Credit Corp. Floating Rate Note
(r) 0.634%, 10/04/11	$48,000	$47,985,216
US Bancorp
1.800%, 05/15/12	20,000	20,394,080

TOTAL BONDS		2,098,031,805

U.S. TREASURY OBLIGATIONS — (0.9%)
U.S. Treasury Note
# 1.000%, 12/31/11	55,800	56,268,608

COMMERCIAL PAPER — (15.1%)
Bank of America Corp.
0.220%, 08/05/10	50,000	49,997,750
0.370%, 08/10/10	10,000	9,999,175
BNP Paribas Finance, Inc.
0.410%, 10/29/10	15,000	14,984,757
Caisse Cent Desjardins Du Quebec
0.285%, 08/16/10	25,000	24,997,367
0.485%, 09/21/10	24,679	24,666,974
Credit Agricole North America, Inc.
0.450%, 08/11/10	25,000	24,998,282
0.460%, 08/17/10	15,000	14,998,275
0.300%, 08/20/10	30,000	29,995,626
0.540%, 08/23/10	25,000	24,995,617
Eksportfinans ASA
0.230%, 08/12/10	40,000	39,996,996
Fortis Funding LLC
0.620%, 09/10/10	65,000	64,976,795
0.410%, 09/13/10	40,000	39,984,500
Hewlett-Packard Co.
0.200%, 08/17/10	12,775	12,773,275
Nestle Capital Corp.
0.240%, 08/09/10	45,000	44,997,498
Nestle Finance International, Ltd.
0.190%, 08/03/10	20,000	19,999,556
0.225%, 08/17/10	40,000	39,996,000
0.220%, 08/23/10	25,000	24,996,668
Nordea North America, Inc.
0.280%, 09/16/10	15,000	14,993,640
NRW.Bank
0.383%, 08/06/10	100,000	99,996,110
0.370%, 08/20/10	25,000	24,996,355
0.310%, 09/14/10	20,000	19,992,002
Sanofi-Aventis SA
0.210%, 08/25/10	15,000	14,997,054

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Sheffield Receivables Corp.
0.280%, 08/11/10	$27,000	$26,997,516
0.400%, 08/16/10	28,800	28,796,193
0.400%, 08/17/10	20,000	19,997,200
0.260%, 08/25/10	25,000	24,994,945
Societe de Prise Participation de l’Etat
0.350%, 10/14/10	15,000	14,988,062
Svenska Handelsbank, Inc.
0.450%, 09/17/10	25,000	24,989,078
Toyota Motor Credit Corp.
0.450%, 08/09/10	12,000	11,999,350
0.410%, 10/21/10	80,000	79,950,568
Wal-Mart Stores, Inc.
0.200%, 08/12/10	30,000	29,997,834

TOTAL COMMERCIAL PAPER		945,041,018

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $34,710,000 FNMA 3.52%, 03/01/40, valued at $33,401,498) to be repurchased at $32,907,521	32,907	32,907,000

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@ DFA Short Term Investment Fund	1,077,304,674	$1,077,304,674
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $17,294,728 FHLMC 5.500%, 05/05/87, valued at $11,140,026) to be repurchased at $10,860,174	$10,860	10,859,984

TOTAL SECURITIES LENDING COLLATERAL		1,088,164,658

TOTAL INVESTMENTS — (100.0%) (Cost $6,257,401,179)##		$6,278,495,211

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$2,058,082,122	—	$2,058,082,122
Bonds	—	2,098,031,805	—	2,098,031,805
U.S. Treasury Obligations	—	56,268,608	—	56,268,608
Commercial Paper	—	945,041,018	—	945,041,018
Temporary Cash Investments	—	32,907,000	—	32,907,000
Securities Lending Collateral	—	1,088,164,658	—	1,088,164,658

TOTAL	—	$6,278,495,211	—	$6,278,495,211

See accompanying Notes to Schedules of Investments.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

JULY 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (61.3%)
AUSTRALIA — (0.5%)
Australia & New Zealand Banking Group, Ltd.
(g) 4.500%, 12/15/10	3,410	$5,404,310
Commonwealth Bank of Australia
(e) 3.625%, 04/05/11	5,800	7,670,411
Westpac Banking Corp.
(g) 4.875%, 04/13/11	5,639	9,053,544

TOTAL AUSTRALIA		22,128,265

AUSTRIA — (1.8%)
Erste Group Bank AG
2.250%, 05/13/11	8,400	11,022,437
Oesterreichische Volksbanken AG
3.000%, 02/09/12	5,000	6,669,377
Oesterreichischen Kontrollbank AG
(u) 4.750%, 11/08/11	64,350	67,320,782

TOTAL AUSTRIA		85,012,596

CANADA — (13.6%)
Alberta Capital Finance Authority
5.850%, 06/01/12	6,500	6,808,672
Bank of Nova Scotia
4.400%, 05/09/11	21,500	21,396,270
3.030%, 06/04/12	90,600	90,015,711
British Columbia, Province of Canada
5.750%, 01/09/12	107,000	110,501,269
Canada Housing Trust
3.950%, 12/15/11	44,200	44,507,407
4.000%, 06/15/12	50,000	50,770,877
Canadian Government Bond
1.250%, 12/01/11	36,500	35,528,253
1.500%, 03/01/12	12,000	11,712,854
1.500%, 06/01/12	47,100	45,930,346
Ontario, Province of Canada
4.400%, 12/02/11	107,000	108,237,518
(u) 5.125%, 07/17/12	8,000	8,627,800
Royal Bank of Canada
(g) 4.625%, 12/07/10	6,313	9,997,052
4.920%, 07/06/11	8,000	8,039,842
(u) 5.650%, 07/20/11	3,500	3,676,292
(e) 5.750%, 07/25/11	48,000	65,137,120
4.530%, 05/07/12	10,800	10,994,349

TOTAL CANADA		631,881,632

	Face Amount^	Value†
	(000)

DENMARK — (4.2%)
Danske Bank A.S.
(u) 2.500%, 05/10/12	81,000	$83,345,436
Denmark Government International Bond
(u) 2.750%, 11/15/11	36,000	37,019,700
(u) 1.875%, 03/16/12	72,000	73,242,000

TOTAL DENMARK		193,607,136

FRANCE — (5.7%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	13,000	13,382,031
(u) 2.250%, 05/22/12	32,500	33,095,725
Caisse d’Amortissement de la Dette Sociale
(u) 4.000%, 07/15/11	13,720	14,166,325
(u) 4.125%, 12/09/11	22,000	22,944,878
(u) 2.250%, 07/06/12	28,500	29,123,124
(u) 5.375%, 07/17/12	4,900	5,299,301
Caisse Des Depots Et Consignations
(u) 3.000%, 06/22/12	6,200	6,410,180
French Treasury Note
3.750%, 01/12/12	12,000	16,309,473
Societe Financement de l’Economie Francaise
2.375%, 03/10/12	10,000	13,286,446
(u) 2.375%, 03/26/12	84,000	86,091,600
(u) 2.250%, 06/11/12	12,000	12,284,244
Total Capital SA
(u) 5.000%, 10/10/11	3,500	3,658,655
(u) 5.000%, 05/22/12	9,000	9,604,359

TOTAL FRANCE		265,656,341

GERMANY — (5.4%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	20,000	26,731,016
Kreditanstalt fuer Wiederaufbau
#(u) 3.250%, 10/14/11	9,000	9,269,829
(g) 5.250%, 01/12/12	20,000	33,294,945
(u) 2.000%, 01/17/12	15,000	15,276,090
(u) 2.250%, 04/16/12	38,209	39,028,774
# 4.750%, 05/15/12	14,000	14,925,568

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 2.500%, 02/14/11	9,000	$9,084,141
(u) 4.125%, 07/15/11	18,000	18,564,696
(u) 4.875%, 01/13/12	19,000	19,996,569
Landwirtschaftliche Rentenbank
(u) 3.125%, 06/15/11	18,400	18,810,246
(g) 5.250%, 01/18/12	11,900	19,778,599
(u) 3.000%, 04/16/12	27,546	28,593,932

TOTAL GERMANY		253,354,405

JAPAN — (0.6%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	29,600	29,885,758

NETHERLANDS — (9.0%)
Bank Nederlandse Gemeenten
(g) 4.500%, 08/16/11	18,000	29,203,807
(u) 5.125%, 10/20/11	28,600	30,114,341
(u) 2.250%, 01/17/12	12,000	12,238,296
(g) 5.750%, 03/07/12	25,194	42,206,513
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	28,385	28,882,362
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	77,000	78,366,134
(u) 1.375%, 02/17/12	18,800	18,987,699
Netherlands Government Bond
2.500%, 01/15/12	71,000	94,834,135
NIBC Bank
3.625%, 12/19/11	35,000	47,082,405
Rabobank Nederland
(g) 5.000%, 04/11/11	4,870	7,820,831
(u) 5.000%, 01/25/12	26,800	28,359,224

TOTAL NETHERLANDS		418,095,747

NEW ZEALAND — (1.3%)
ANZ National, Ltd.
#(u) 3.250%, 04/02/12	15,000	15,456,735
Westpac Securities, Ltd.
(u) 2.500%, 05/25/12	43,680	44,783,357

TOTAL NEW ZEALAND		60,240,092

NORWAY — (2.3%)
Kommunalbanken
(u) 3.250%, 06/15/11	53,832	55,037,729

	Face Amount^	Value†
	(000)

NORWAY — (Continued)
(u) 5.125%, 10/14/11	13,000	$13,681,200
(u) 2.875%, 06/22/12	38,000	39,413,486

TOTAL NORWAY		108,132,415

SPAIN — (0.7%)
Instituto de Credito Oficial
(u) 3.000%, 03/15/11	5,000	5,029,005
(u) 3.500%, 11/15/11	10,500	10,679,886
(g) 4.500%, 12/07/11	10,000	15,975,534

TOTAL SPAIN		31,684,425

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.1%)
Council of Europe Development Bank
(u) 3.375%, 09/15/11	6,000	6,181,446
(g) 4.625%, 03/07/12	5,000	8,263,340
European Investment Bank
(u) 3.250%, 10/14/11	30,100	30,991,472
(u) 2.625%, 11/15/11	32,000	32,845,664
(u) 2.000%, 02/10/12	10,000	10,173,840
(g) 5.000%, 03/07/12	6,000	9,986,704
(g) 4.750%, 06/06/12	20,200	33,709,735
European Union
(e) 3.250%, 12/09/11	10,000	13,433,676

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		145,585,877

SWEDEN — (1.3%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	2,900	3,007,445
(u) 5.375%, 07/03/12	52,500	56,861,280

TOTAL SWEDEN		59,868,725

UNITED KINGDOM — (4.5%)
Barclays Bank P.L.C.
2.875%, 12/23/11	49,300	79,330,752
BP Capital Markets P.L.C.
#(u) 1.550%, 08/11/11	6,000	5,886,738
Clydesdale Bank P.L.C.
3.375%, 12/09/11	8,400	13,584,156
Lloyds TSB Bank P.L.C.
4.000%, 11/17/11	20,000	32,595,044
(u) 2.800%, 04/02/12	23,000	23,665,183

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

UNITED KINGDOM — (Continued)
Nationwide Building Society
3.750%, 11/21/11	5,000	$8,125,600
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	28,000	45,570,628

TOTAL UNITED KINGDOM		208,758,101

UNITED STATES — (7.3%)
General Electric Capital Corp.
(g) 2.750%, 12/07/11	$52,300	83,813,175
3.000%, 12/09/11	35,000	36,069,145
HSBC USA, Inc.
3.125%, 12/16/11	40,000	41,386,840
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	4,000	6,486,207
Morgan Stanley
3.250%, 12/01/11	30,000	31,066,350
1.950%, 06/20/12	51,200	52,424,397
Regions Bank
3.250%, 12/09/11	40,000	41,471,040
Suntrust Bank
3.000%, 11/16/11	33,000	34,035,474
Wachovia Corp.
5.300%, 10/15/11	13,000	13,664,001

TOTAL UNITED STATES		340,416,629

TOTAL BONDS		2,854,308,144

AGENCY OBLIGATIONS — (23.6%)
Federal Farm Credit Bank
# 1.125%, 10/03/11	84,400	85,011,647
3.500%, 10/03/11	20,000	20,714,780
0.950%, 03/05/12	26,400	26,576,510
2.250%, 04/24/12	25,000	25,703,675
Federal Home Loan Bank
3.750%, 09/09/11	21,800	22,610,611
# 3.625%, 09/16/11	25,000	25,935,000
4.875%, 11/15/11	9,500	10,039,648
4.875%, 11/18/11	39,300	41,534,834
# 1.125%, 05/18/12	105,000	105,954,765
# 1.375%, 06/08/12	25,000	25,339,000
# 1.875%, 06/20/12	89,000	91,039,079
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	10,000	10,091,940
5.750%, 01/15/12	13,500	14,512,743
# 4.750%, 03/05/12	46,500	49,606,200

	Face Amount	Value†
	(000)

# 2.125%, 03/23/12	$70,000	$71,776,740
# 1.125%, 04/25/12	85,000	85,788,375
1.750%, 06/15/12	16,000	16,329,088
# 5.125%, 07/15/12	25,000	27,211,200
Federal National Mortgage Association
# 1.000%, 11/23/11	89,000	89,690,106
# 0.875%, 01/12/12	55,000	55,291,555
# 5.000%, 02/16/12	24,000	25,638,576
1.500%, 03/15/12	20,000	20,313,040
6.125%, 03/15/12	10,000	10,894,460
# 1.875%, 04/20/12	136,000	139,037,832

TOTAL AGENCY OBLIGATIONS		1,096,641,404

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $37,535,000 FHLMC 4.00%, 12/15/38, valued at $36,665,476) to be repurchased at $36,121,572	36,121	36,121,000

	Shares

SECURITIES LENDING COLLATERAL — (14.3%)
§@ DFA Short Term Investment Fund	666,637,650	666,637,650

TOTAL INVESTMENTS — (100.0%) (Cost $4,646,801,670)##		$4,653,708,198

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$22,128,265	—	$22,128,265
Austria	—	85,012,596	—	85,012,596
Canada	—	631,881,632	—	631,881,632
Denmark	—	193,607,136	—	193,607,136
France	—	265,656,341	—	265,656,341
Germany	—	253,354,405	—	253,354,405
Japan	—	29,885,758	—	29,885,758
Netherlands	—	418,095,747	—	418,095,747
New Zealand	—	60,240,092	—	60,240,092
Norway	—	108,132,415	—	108,132,415
Spain	—	31,684,425	—	31,684,425
Supranational Organization Obligations	—	145,585,877	—	145,585,877
Sweden	—	59,868,725	—	59,868,725
United Kingdom	—	208,758,101	—	208,758,101
United States	—	340,416,629	—	340,416,629
Agency Obligations	—	1,096,641,404	—	1,096,641,404
Temporary Cash Investments	—	36,121,000	—	36,121,000
Securities Lending Collateral	—	666,637,650	—	666,637,650
Forward Foreign Currency Contracts**	—	(26,635,421)	—	(26,635,421)

TOTAL	—	$4,627,072,777	—	$4,627,072,777

    ** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (91.6%)
AUSTRALIA — (3.1%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,311	$1,353,356
Commonwealth Bank of Australia
7.250%, 09/17/10	5,000	4,535,564
8.500%, 06/24/11	1,300	1,208,846
(z) 4.000%, 02/20/12	4,581	3,339,009
General Electric Capital Australia Funding, Ltd.
8.000%, 02/13/12	1,000	933,287
National Australia Bank, Ltd.
4.250%, 01/27/12	530	478,124
5.250%, 05/04/12	3,000	2,701,756

TOTAL AUSTRALIA		14,549,942

AUSTRIA — (2.0%)
Austria Government International Bond
(u) 5.500%, 02/22/12	4,000	4,288,792
Oesterreichische Kontrollbank AG
(u) 1.875%, 03/21/12	5,000	5,071,050

TOTAL AUSTRIA		9,359,842

CANADA — (14.4%)
Alberta Capital Finance Authority
5.850%, 06/01/12	9,100	9,532,140
Bank of Nova Scotia
(g) 4.625%, 01/25/11	1,700	2,703,253
3.030%, 06/04/12	9,500	9,438,733
British Columbia, Province of Canada
5.750%, 01/09/12	11,000	11,359,944
Canada Housing Trust
4.000%, 06/15/12	3,600	3,655,503
Canada Mortgage & Housing Corp.
5.500%, 06/01/12	3,208	3,342,024
Canadian Government Bond
1.500%, 03/01/12	4,200	4,099,499
1.500%, 06/01/12	9,900	9,654,149
Ontario, Province of Canada
(z) 6.375%, 10/12/10	1,800	1,311,631
4.400%, 12/02/11	5,000	5,057,828
(u) 4.950%, 06/01/12	5,500	5,889,345

	Face Amount^	Value†
	(000)

CANADA — (Continued)
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,000	$1,050,369

TOTAL CANADA		67,094,418

DENMARK — (4.7%)
Danske Bank A.S.
(u) 2.500%, 05/10/12	10,000	10,289,560
Denmark Government International Bond
(u) 2.750%, 11/15/11	4,000	4,113,300
(u) 1.875%, 03/16/12	7,200	7,324,200

TOTAL DENMARK		21,727,060

FINLAND — (0.2%)
Municipality Finance P.L.C.
(t) 6.705%, 08/25/10	800	724,136

FRANCE — (9.7%)
Agence Francaise de Developpement
(u) 2.250%, 05/22/12	5,000	5,091,650
Caisse d’Amortissement de la Dette Sociale
(u) 4.000%, 07/15/11	8,000	8,260,248
(u) 2.250%, 07/06/12	1,500	1,532,796
(u) 5.375%, 07/17/12	3,000	3,244,470
Caisse Des Depots Et Consignations
(u) 3.000%, 06/22/12	2,000	2,067,800
Societe Financement de l’Economie Francaise
3.500%, 11/24/11	5,500	7,393,073
(u) 2.250%, 06/11/12	5,000	5,118,435
Total Capital SA
(u) 5.000%, 10/10/11	2,500	2,613,325
(g) 4.625%, 03/07/12	5,000	8,228,928
(u) 5.000%, 05/22/12	1,800	1,920,872

TOTAL FRANCE		45,471,597

GERMANY — (11.4%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	6,000	8,019,305
Kreditanstalt fuer Wiederaufbau
(z) 8.000%, 01/14/11	1,602	1,183,147

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

GERMANY — (Continued)
(n) 5.250%, 05/16/11	32,500	$5,424,092
(z) 6.500%, 11/15/11	7,695	5,749,066
(u) 2.250%, 04/16/12	800	817,164
Landesbank Hessen-Thueringen Girozentrale
(g) 5.375%, 03/07/12	2,000	3,302,047
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.125%, 07/15/11	3,000	3,094,116
(u) 4.875%, 01/13/12	6,000	6,314,706
Landwirtschaftliche Rentenbank
(t) 6.500%, 05/04/11	3,097	2,832,113
(u) 3.000%, 04/16/12	8,800	9,134,778
State of North Rhine-Westphalia
(n) 5.000%, 04/30/12	43,000	7,343,785

TOTAL GERMANY		53,214,319

JAPAN — (0.9%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	4,200	4,240,547

NETHERLANDS — (9.6%)
Bank Nederlandse Gemeenten
(z) 6.750%, 09/21/11	929	694,389
(u) 5.125%, 10/20/11	3,100	3,264,142
(g) 5.750%, 03/07/12	4,700	7,873,724
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	5,000	5,087,610
Nederlandse Waterschapsbank
(t) 7.375%, 02/18/11	4,000	3,661,679
(u) 1.375%, 02/17/12	2,700	2,726,957
Rabobank Nederland
(z) 4.750%, 12/07/11	8,800	6,448,965
(n) 4.000%, 02/02/12	35,000	5,889,681
SNS Bank
2.875%, 01/30/12	7,000	9,339,628

TOTAL NETHERLANDS		44,986,775

NEW ZEALAND — (2.5%)
ANZ National, Ltd.
(u) 3.250%, 04/02/12	2,200	2,266,988
Westpac Securities, Ltd.
(u) 2.500%, 05/25/12	9,000	9,227,340

TOTAL NEW ZEALAND		11,494,328

	Face Amount^	Value†
	(000)

NORWAY — (3.3%)
Eksportfinans
(c) 4.000%, 01/25/12	2,350	$2,343,097
Kommunalbanken
5.250%, 11/10/10	4,000	663,773
(t) 4.000%, 11/15/10	3,500	3,154,474
3.500%, 03/01/11	9,290	1,541,229
(z) 2.700%, 03/16/11	2,000	1,442,468
4.250%, 10/24/11	20,000	3,373,824
4.000%, 11/02/11	16,000	2,681,831

TOTAL NORWAY		15,200,696

SPAIN — (1.9%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,700	1,696,940
(n) 5.000%, 10/17/11	15,600	2,609,606
(u) 3.500%, 11/15/11	4,500	4,577,094

TOTAL SPAIN		8,883,640

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.1%)
Asian Development Bank
(t) 6.000%, 05/24/12	2,500	2,302,244
Council of Europe Development Bank
(u) 3.375%, 09/15/11	4,000	4,120,964
(g) 4.625%, 03/07/12	4,500	7,437,006
Eurofima
(z) 6.500%, 10/21/10	4,500	3,283,862
European Investment Bank
(n) 6.000%, 08/06/10	7,500	1,234,652
(z) 7.000%, 01/18/12	9,800	7,392,947
(g) 5.000%, 03/07/12	1,000	1,664,451
(g) 4.750%, 06/06/12	800	1,335,039
European Union
(e) 3.250%, 12/09/11	4,000	5,373,470
Inter-American Development Bank
(z) 6.125%, 07/19/11	5,300	3,929,453
7.250%, 05/24/12	6,000	4,588,054
International Bank for Reconstruction & Development
(t) 5.520%, 04/18/11	5,847	5,311,230
(t) 5.760%, 04/26/11	1,200	1,092,162
International Bank For Reconstruction & Development
4.370%, 05/17/12	1,389	1,243,895

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
(t) 3.100%, 02/02/12	7,200	$6,379,563

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		56,688,992

SWEDEN — (2.5%)
Kommuninvest I Sverige
(u) 5.375%, 07/03/12	9,000	9,747,648
Svensk Exportkredit
(t) 5.800%, 09/13/10	1,000	905,443
(u) 4.875%, 09/29/11	1,000	1,050,172

TOTAL SWEDEN		11,703,263

UNITED KINGDOM — (6.4%)
Barclays Bank P.L.C.
2.875%, 12/23/11	5,400	8,689,372
BP Capital Markets P.L.C.
(t) 8.000%, 03/11/11	7,728	7,057,933
Lloyds TSB Bank P.L.C.
2.750%, 03/16/12	1,600	2,567,873
Network Rail Infrastructure Finance P.L.C.
4.875%, 03/07/12	6,900	11,413,392

TOTAL UNITED KINGDOM		29,728,570

UNITED STATES — (6.9%)
General Electric Capital Corp.
(z) 9.000%, 01/04/11	$1,100	810,818
(g) 2.750%, 12/07/11	6,050	9,695,406
HSBC USA, Inc.
3.125%, 12/16/11	9,000	9,312,039
Mellon Funding Corp.
(g) 6.375%, 11/08/11	2,330	3,843,225
Nestle Holdings, Inc.
(n) 5.000%, 01/31/11	30,740	5,112,920
Toyota Motor Credit Corp.
(z) 8.500%, 12/21/10	1,300	957,361
(z) 7.375%, 01/18/11	3,500	2,575,088

TOTAL UNITED STATES		32,306,857

TOTAL BONDS		427,374,982

	Face Amount	Value†
	(000)

AGENCY OBLIGATIONS — (7.2%)
Federal Farm Credit Bank
5.230%, 02/14/12	$5,650	$6,057,077
Federal Home Loan Bank
1.125%, 05/18/12	3,000	3,027,279
1.875%, 06/20/12	7,000	7,160,377
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	3,000	3,027,582
5.750%, 01/15/12	3,500	3,762,563
5.125%, 07/15/12	4,000	4,353,792
Federal National Mortgage Association
0.875%, 01/12/12	2,000	2,010,602
1.875%, 04/20/12	4,000	4,089,348

TOTAL AGENCY OBLIGATIONS		33,488,620

TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $6,100,000 FHLMC 4.00%, 12/15/38, valued at $5,958,689) to be repurchased at $5,870,093.	5,870	5,870,000

TOTAL INVESTMENTS — (100.0%) (Cost $461,176,268)##		$466,733,602

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$14,549,942	—	$14,549,942
Austria	—	9,359,842	—	9,359,842
Canada	—	67,094,418	—	67,094,418
Denmark	—	21,727,060	—	21,727,060
Finland	—	724,136	—	724,136
France	—	45,471,597	—	45,471,597
Germany	—	53,214,319	—	53,214,319
Japan	—	4,240,547	—	4,240,547
Netherlands	—	44,986,775	—	44,986,775
New Zealand	—	11,494,328	—	11,494,328
Norway	—	15,200,696	—	15,200,696
Spain	—	8,883,640	—	8,883,640
Supranational Organization Obligations	—	56,688,992	—	56,688,992
Sweden	—	11,703,263	—	11,703,263
United Kingdom	—	29,728,570	—	29,728,570
United States	—	32,306,857	—	32,306,857
Agency Obligations	—	33,488,620	—	33,488,620
Temporary Cash Investments	—	5,870,000	—	5,870,000
Forward Foreign Currency Contracts**	—	(3,416,405)	—	(3,416,405)

TOTAL	—	$463,317,197	—	$463,317,197

    ** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (94.3%)
Federal Farm Credit Bank
1.750%, 02/21/13	$4,000	$4,075,860
2.625%, 04/17/14	37,500	39,288,375
3.000%, 09/22/14	14,000	14,853,328
Federal Home Loan Bank
4.875%, 11/18/11	13,000	13,739,258
5.750%, 05/15/12	150,000	163,698,000
4.625%, 10/10/12	100,000	108,506,900
1.500%, 01/16/13	107,700	109,376,243
3.375%, 02/27/13	37,300	39,649,639
1.625%, 03/20/13	10,000	10,187,320
5.125%, 08/14/13	42,000	47,210,436
4.500%, 09/16/13	45,000	49,774,140
3.625%, 10/18/13	86,000	93,061,202
2.375%, 03/14/14	95,000	98,634,035
5.250%, 06/18/14	87,000	100,045,911
5.500%, 08/13/14	94,500	109,969,083
2.750%, 12/12/14	5,000	5,256,580

TOTAL AGENCY OBLIGATIONS		1,007,326,310

U.S. TREASURY OBLIGATIONS — (4.8%)
U.S. Treasury Note
1.750%, 01/31/14	50,000	51,292,950

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $8,365,000 FHLMC 5.00%, 10/15/19, valued at $9,243,325) to be repurchased at $9,105,144	9,105	9,105,000

TOTAL INVESTMENTS — (100.0%) (Cost $1,028,972,066)##		$1,067,724,260

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,007,326,310	—	$1,007,326,310
U.S. Treasury Obligations	—	51,292,950	—	51,292,950
Temporary Cash Investments	—	9,105,000	—	9,105,000

TOTAL	—	$1,067,724,260	—	$1,067,724,260

See accompanying Notes to Schedules of Investments.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (62.7%)
AUSTRALIA — (6.9%)
Commonwealth Bank of Australia
(u) 3.625%, 06/25/14	27,300	$29,167,293
#(u) 2.900%, 09/17/14	7,700	7,973,558
(u) 2.700%, 11/25/14	2,700	2,793,474
#(u) 3.500%, 03/19/15	31,000	32,033,943
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13	5,364	5,864,107
(g) 5.375%, 12/08/14	64,115	109,970,445
Suncorp-Metway, Ltd.
(g) 4.000%, 01/16/14	65,705	109,282,106
Westpac Banking Corp.
#(u) 2.900%, 09/10/14	35,000	36,406,230

TOTAL AUSTRALIA		333,491,156

AUSTRIA — (0.3%)
Austria Government International Bond
(u) 5.000%, 05/19/14	14,000	15,687,504

BELGIUM — (2.3%)
Belgium Government International Bond
(u) 4.250%, 09/03/13	28,000	30,064,048
(u) 2.875%, 09/15/14	15,000	15,349,155
(u) 2.750%, 03/05/15	62,000	63,091,510

TOTAL BELGIUM		108,504,713

CANADA — (3.4%)
Bank of Nova Scotia
3.350%, 11/18/14	10,000	9,859,540
(u) 3.400%, 01/22/15	17,036	17,925,586
Canada Housing Trust
2.750%, 12/15/14	20,000	19,683,284
Manitoba, Province of Canada
(u) 2.625%, 07/15/15	4,700	4,885,669
Ontario, Province of Canada
(u) 4.100%, 06/16/14	89,000	97,116,533
(u) 4.500%, 02/03/15	5,000	5,524,395
#(u) 2.950%, 02/05/15	9,000	9,379,440

TOTAL CANADA		164,374,447

FRANCE — (4.2%)
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	88,833	94,900,294
(g) 3.750%, 09/08/14	2,000	3,314,195

	Face Amount^	Value†
	(000)

FRANCE — (Continued)
Societe Financement de l’Economie Francaise
(u) 2.875%, 09/22/14	94,600	$98,702,424
Total Capital
(u) 2.875%, 03/18/15	5,000	5,153,205

TOTAL FRANCE		202,070,118

GERMANY — (4.6%)
Kreditanstalt fuer Wiederaufbau
(g) 3.250%, 02/24/14	10,000	16,334,475
(u) 5.000%, 10/31/14	9,500	10,783,944
(g) 3.125%, 12/08/14	52,000	84,279,653
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 2.750%, 05/26/15	3,271	3,357,024
Landwirtschaftliche Rentenbank
(u) 4.875%, 01/10/14	80,200	89,474,168
(u) 3.125%, 07/15/15	14,000	14,666,148

TOTAL GERMANY		218,895,412

NETHERLANDS — (4.2%)
Bank Nederlandse Gemeenten
(g) 4.750%, 04/22/13	13,577	23,008,652
(u) 5.000%, 05/16/14	19,200	21,482,381
(u) 3.125%, 01/12/15	5,000	5,256,050
(g) 4.375%, 01/19/15	1,087	1,825,410
Nederlandse Waterschapsbank
(u) 3.000%, 03/17/15	94,800	98,552,848
Rabobank Nederland
#(u) 4.200%, 05/13/14	21,000	22,320,648
(g) 5.125%, 10/27/14	15,838	27,261,986

TOTAL NETHERLANDS		199,707,975

NEW ZEALAND — (1.0%)
ASB Finance, Ltd.
(g) 3.250%, 12/09/13	10,000	16,065,681
Westpac Securities, Ltd.
(u) 3.450%, 07/28/14	29,100	30,976,950

TOTAL NEW ZEALAND		47,042,631

NORWAY — (2.7%)
Eksportfinans
(u) 3.000%, 11/17/14	82,439	86,136,059

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

NORWAY — (Continued)
Kommunalbanken
(g) 4.875%, 12/10/12	3,965	$6,694,533
(u) 2.875%, 10/27/14	20,000	20,854,700
(u) 2.750%, 05/05/15	13,000	13,393,770

TOTAL NORWAY		127,079,062

SPAIN — (2.0%)
Instituto de Credito Oficial
(g) 4.500%, 03/07/13	15,640	24,860,230
(g) 4.000%, 12/08/14	44,700	69,338,748

TOTAL SPAIN		94,198,978

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.6%)
African Development Bank
(u) 3.000%, 05/27/14	90,100	95,348,415
Asian Development Bank
#(u) 2.750%, 05/21/14	20,500	21,500,297
#(u) 2.625%, 02/09/15	72,800	75,755,826
Council Of Europe Development Bank
(u) 4.500%, 06/30/14	64,400	71,277,469
(u) 2.750%, 02/10/15	30,000	31,168,680
(u) 4.000%, 04/15/15	9,000	9,853,947
Eurofima
(u) 4.250%, 09/05/13	20,100	21,878,146
(u) 4.250%, 02/04/14	42,860	46,779,933
(g) 6.125%, 10/14/14	11,400	20,448,120
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14	9,802	17,532,116
European Investment Bank
(g) 6.250%, 04/15/14	21,600	38,725,912
(u) 3.125%, 06/04/14	49,000	51,626,645
(u) 2.875%, 01/15/15	17,000	17,727,940
(u) 2.750%, 03/23/15	9,000	9,306,630
Inter-American Development Bank
#(u) 4.500%, 09/15/14	23,000	25,594,653
(u) 2.250%, 07/15/15	38,400	39,247,680
International Bank for Reconstruction & Development
(u) 2.375%, 05/26/15	23,000	23,765,348
International Finance Corp.
#(u) 2.750%, 04/20/15	2,000	2,090,292

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Facility for Immunisation
(g) 3.375%, 05/15/14	33,600	$55,112,708
Nordic Investment Bank
#(u) 2.625%, 10/06/14	52,725	54,908,026
(g) 5.750%, 12/16/14	2,225	3,994,151
(u) 2.500%, 07/15/15	16,800	17,276,129

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		750,919,063

SWEDEN — (2.4%)
Nordea Bank
(u) 3.700%, 11/13/14	10,100	10,526,907
Svensk Exportkredit
(u) 3.250%, 09/16/14	101,010	106,281,308

TOTAL SWEDEN		116,808,215

UNITED KINGDOM — (5.9%)
Abbey National Treasury Services P.L.C.
5.500%, 06/18/14	18,600	31,195,803
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14	78,800	85,530,702
(u) 3.900%, 04/07/15	20,000	20,703,920
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13	27,800	28,101,797
United Kingdom Gilt
2.250%, 03/07/14	31,000	49,687,839
5.000%, 09/07/14	4,000	7,049,976
2.750%, 01/22/15	39,000	62,979,273

TOTAL UNITED KINGDOM		285,249,310

UNITED STATES — (7.2%)
Bank of New York Mellon Corp. (The)
# 4.500%, 04/01/13	$5,000	5,411,860
4.300%, 05/15/14	69,000	74,754,807
2.950%, 06/18/15	5,000	5,162,475
General Electric Capital Corp.
# 4.800%, 05/01/13	34,800	37,397,716
JPMorgan Chase & Co.
4.750%, 05/01/13	15,000	16,221,300
Mellon Funding Corp.
5.200%, 05/15/14	11,760	13,100,816

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Microsoft Corp.
# 2.950%, 06/01/14	$107,550	$113,504,936
Wal-Mart Stores, Inc.
3.200%, 05/15/14	25,000	26,505,150
# 2.875%, 04/01/15	2,500	2,611,262
# 2.250%, 07/08/15	5,000	5,081,545
Wells Fargo Bank & Co.
5.250%, 10/23/12	42,700	45,971,717

TOTAL UNITED STATES		345,723,584

TOTAL BONDS		3,009,752,168

AGENCY OBLIGATIONS — (19.5%)
Federal Farm Credit Bank
# 2.625%, 04/17/14	72,191	75,633,789
# 3.000%, 09/22/14	45,000	47,742,840
Federal Home Loan Bank
# 5.500%, 08/13/14	112,000	130,333,728
# 2.750%, 12/12/14	137,500	144,555,950
Federal Home Loan Mortgage Corporation
# 4.500%, 01/15/15	80,000	90,105,840
# 2.875%, 02/09/15	107,000	112,803,787
Federal National Mortgage Association
# 3.000%, 09/16/14	109,000	115,573,790
# 4.625%, 10/15/14	78,000	87,843,756
# 2.625%, 11/20/14	100,000	104,930,000
# 5.000%, 04/15/15	24,000	27,613,488

TOTAL AGENCY OBLIGATIONS		937,136,968

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $41,060,000 FHLMC 4.00%, 12/15/38, valued at $40,108,816) to be repurchased at $39,516,626	39,516	39,516,000

	Shares	Value†

SECURITIES LENDING COLLATERAL — (17.0%)
§@ DFA Short Term Investment Fund	814,995,035	$814,995,035

TOTAL INVESTMENTS — (100.0%) (Cost $4,664,800,147)##		$4,801,400,171

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$333,491,156	—	$333,491,156
Austria	—	15,687,504	—	15,687,504
Belgium	—	108,504,713	—	108,504,713
Canada	—	164,374,447	—	164,374,447
France	—	202,070,118	—	202,070,118
Germany	—	218,895,412	—	218,895,412
Netherlands	—	199,707,975	—	199,707,975
New Zealand	—	47,042,631	—	47,042,631
Norway	—	127,079,062	—	127,079,062
Spain	—	94,198,978	—	94,198,978
Supranational Organization Obligations	—	750,919,063	—	750,919,063
Sweden	—	116,808,215	—	116,808,215
United Kingdom	—	285,249,310	—	285,249,310
United States	—	345,723,584	—	345,723,584
Agency Obligations	—	937,136,968	—	937,136,968
Temporary Cash Investments	—	39,516,000	—	39,516,000
Securities Lending Collateral	—	814,995,035	—	814,995,035
Forward Foreign Currency Contracts**	—	(16,432,336)	—	(16,432,336)

TOTAL	—	$4,784,967,835	—	$4,784,967,835

    ** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (65.5%)
Federal Farm Credit Bank
4.350%, 11/02/11	$8,000	$8,390,248
4.200%, 11/07/11	6,650	6,965,150
4.300%, 11/23/11	5,500	5,776,177
6.260%, 12/02/11	2,000	2,154,226
4.950%, 12/22/11	9,000	9,558,117
5.230%, 02/14/12	12,000	12,864,588
4.500%, 03/14/12	8,500	9,041,467
4.625%, 03/16/12	7,000	7,461,300
5.000%, 06/01/12	4,295	4,636,925
4.480%, 08/24/12	12,000	12,924,516
6.280%, 11/26/12	3,000	3,375,759
4.400%, 01/03/13	11,000	11,932,426
4.150%, 05/15/13	10,000	10,877,620
5.580%, 07/03/13	23,000	26,035,747
3.880%, 07/08/13	7,000	7,582,211
4.920%, 08/26/13	4,125	4,607,567
4.710%, 10/18/13	7,000	7,794,780
4.900%, 01/16/14	5,700	6,365,652
5.300%, 02/18/14	12,000	13,680,144
5.250%, 06/05/14	14,400	16,356,946
4.375%, 06/30/14	3,915	4,361,157
3.000%, 09/22/14	7,000	7,426,664
8.160%, 09/30/14	3,615	4,588,520
4.700%, 12/10/14	4,000	4,530,732
4.550%, 02/03/15	4,500	5,075,424
4.375%, 02/17/15	14,300	16,024,780
4.875%, 12/16/15	15,000	17,112,945
6.030%, 03/21/16	4,700	5,667,533
5.125%, 08/25/16	8,000	9,225,264
5.050%, 03/08/17	10,000	11,448,500
5.625%, 08/18/17	4,000	4,785,012
5.100%, 09/03/19	9,000	10,448,793
5.320%, 09/03/19	21,300	24,640,543
5.150%, 11/15/19	11,200	12,917,643
4.670%, 05/07/20	5,600	6,220,446
5.350%, 08/07/20	6,700	7,812,066
5.250%, 03/02/21	6,100	7,058,768
5.220%, 02/22/22	5,000	5,797,715
5.210%, 12/19/22	21,200	24,230,964
5.250%, 03/06/23	6,000	6,946,386
Federal Home Loan Bank
5.625%, 11/15/11	5,000	5,332,060
5.625%, 02/15/12	6,100	6,576,032
5.750%, 05/15/12	8,300	9,057,956
4.625%, 08/15/12	15,175	16,375,009
4.500%, 11/15/12	18,000	19,506,834

	Face Amount	Value†
	(000)

5.126%, 02/28/13	$5,615	$6,218,450
3.875%, 06/14/13	12,600	13,635,997
5.375%, 06/14/13	52,400	58,925,477
4.500%, 09/16/13	11,000	12,167,012
6.395%, 06/03/14	5,200	6,186,534
5.250%, 06/18/14	50,300	57,842,636
6.700%, 06/25/14	12,500	15,040,038
5.500%, 08/13/14	35,500	41,311,137
4.500%, 11/14/14	4,000	4,479,000
2.875%, 06/12/15	15,000	15,787,800
2.875%, 09/11/15	10,000	10,503,000
4.875%, 03/11/16	13,600	15,661,937
5.375%, 05/18/16	27,000	31,954,176
5.375%, 09/09/16	6,000	7,073,946
4.750%, 12/16/16	17,000	19,410,447
3.625%, 03/10/17	20,000	21,543,200
4.875%, 05/17/17	10,500	12,136,940
5.000%, 11/17/17	40,000	46,474,680
5.375%, 05/15/19	4,000	4,675,088
5.125%, 08/15/19	5,295	6,042,209
4.500%, 09/13/19	5,000	5,487,735
4.125%, 12/13/19	20,000	21,446,200
4.125%, 03/13/20	22,000	23,458,996
4.625%, 09/11/20	21,200	23,403,804
5.000%, 03/12/21	5,200	5,888,402
5.625%, 06/11/21	7,000	8,328,222
5.000%, 12/10/21	39,500	45,039,559
5.750%, 06/10/22	19,500	23,604,809
5.375%, 09/30/22	4,000	4,717,744
4.750%, 03/10/23	22,200	24,518,945
5.375%, 08/15/24	9,000	10,462,464
Tennessee Valley Authority
6.790%, 05/23/12	37,600	41,713,214
6.000%, 03/15/13	28,100	31,805,435
4.750%, 08/01/13	12,500	13,813,775
4.375%, 06/15/15	13,500	15,100,358
6.250%, 12/15/17	11,000	13,511,520
4.500%, 04/01/18	17,500	19,541,130

TOTAL AGENCY OBLIGATIONS		1,180,461,328

U.S. TREASURY OBLIGATIONS — (33.7%)
U.S. Treasury Bonds
11.250%, 02/15/15	25,000	35,794,925
10.625%, 08/15/15	11,000	15,809,068
9.875%, 11/15/15	11,600	16,393,155

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

9.250%, 02/15/16	$9,000	$12,548,673
7.250%, 05/15/16	6,000	7,741,872
7.500%, 11/15/16	17,800	23,441,763
9.000%, 11/15/18	12,200	18,177,048
8.125%, 08/15/19	3,800	5,444,389
8.750%, 08/15/20	19,700	29,679,271
8.125%, 05/15/21	27,100	39,722,665
7.250%, 08/15/22	28,000	39,200,000
6.250%, 08/15/23	35,000	45,620,330
7.500%, 11/15/24	34,300	50,013,688
U.S. Treasury Notes
4.875%, 02/15/12	51,800	55,338,976
4.375%, 08/15/12	54,700	59,003,358
4.000%, 11/15/12	9,700	10,453,263
3.875%, 02/15/13	27,600	29,877,000
3.625%, 05/15/13	7,700	8,320,812
4.250%, 08/15/13	30,100	33,204,062
4.000%, 02/15/14	10,500	11,593,480
4.250%, 08/15/14	15,500	17,366,060
4.250%, 11/15/14	7,500	8,420,505

	Face Amount	Value†
	(000)

4.125%, 05/15/15	$10,000	$11,203,120
4.875%, 08/15/16	8,200	9,557,485
3.000%, 09/30/16	12,000	12,641,256

TOTAL U.S. TREASURY OBLIGATIONS		606,566,224

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $13,720,000 FHLMC 5.50%, 09/15/33, valued at $15,040,550) to be repurchased at $14,816,235	$14,816	14,816,000

TOTAL INVESTMENTS — (100.0%) (Cost $1,645,020,210)##		$1,801,843,552

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,180,461,328	—	$1,180,461,328
U.S. Treasury Obligations	—	606,566,224	—	606,566,224
Temporary Cash Investments	—	14,816,000	—	14,816,000

TOTAL	—	$1,801,843,552	—	$1,801,843,552

See accompanying Notes to Schedules of Investments.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation Notes
2.000%, 01/15/14	$15,300	$19,274,523
2.000%, 07/15/14	49,700	61,751,625
1.625%, 01/15/15	66,800	80,759,283
1.875%, 07/15/15	103,500	124,768,193
2.000%, 01/15/16	92,910	110,416,498
2.500%, 07/15/16	92,329	111,282,555
2.375%, 01/15/17	74,700	89,304,338
2.625%, 07/15/17	60,800	72,290,562
1.625%, 01/15/18	50,400	55,463,013
1.375%, 07/15/18	51,300	53,912,409
2.125%, 01/15/19	48,000	53,340,266
1.875%, 07/15/19	47,400	52,007,528
1.375%, 01/15/20	37,000	38,317,170
2.375%, 01/15/25	34,000	43,262,165
2.000%, 01/15/26	35,800	41,205,163
2.375%, 01/15/27	32,800	38,888,290
1.750%, 01/15/28	32,200	33,603,479
3.625%, 04/15/28	38,700	66,663,133
2.500%, 01/15/29	14,300	16,211,085
3.875%, 04/15/29	39,900	70,255,613

TOTAL U.S. TREASURY OBLIGATIONS		1,232,976,891

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $8,845,000 FHLMC 5.00%, 10/15/19, valued at $9,773,725) to be repurchased at $9,624,152	9,624	9,624,000

TOTAL INVESTMENTS — (100.0%) (Cost $1,184,148,087)##		$1,242,600,891

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,232,976,891	—	$1,232,976,891
Temporary Cash Investments	—	9,624,000	—	9,624,000

TOTAL	—	$1,242,600,891	—	$1,242,600,891

See accompanying Notes to Schedules of Investments.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALASKA — (0.5%)
City of Anchorage (GO) Series B (NATL-RE)
5.000%, 12/01/14	$3,440	$4,020,982
City of Anchorage (GO) Series F (NATL-RE FGIC)
4.250%, 09/01/13	2,385	2,626,004

TOTAL ALASKA		6,646,986

ARIZONA — (4.5%)
Arizona School Facilities Board (GO)
5.000%, 01/01/15	1,125	1,299,105
Arizona State Transportation Board (RB)
5.000%, 07/01/13	8,000	8,996,000
City of Phoenix (GO) Series A
5.000%, 07/01/14	7,975	9,211,284
City of Scottsdale (GO)
5.000%, 07/01/14	2,500	2,902,175
Maricopa County Community College District (GO) Series A
4.000%, 07/01/13	5,000	5,480,250
Maricopa County Unified School District (GO) (FSA)
5.000%, 07/01/13	6,800	7,583,904
Phoenix Civic Improvement Corp. (RB) (AMBAC)
5.000%, 07/01/14	4,000	4,547,400
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/14	7,000	7,956,060
5.000%, 01/01/15	4,430	5,105,309
Scottsdale Municipal Property Corp. (RB)
5.000%, 07/01/13	3,070	3,433,334
Town of Gilbert (GO)
5.000%, 07/01/14	3,600	4,111,848

TOTAL ARIZONA		60,626,669

CALIFORNIA — (1.7%)
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,900	2,079,778

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/12	$3,915	$4,268,016
5.000%, 07/01/12	4,485	4,851,694
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	9,100	9,267,167
Los Angeles Unified School District (GO) Series E (AMBAC)
5.750%, 07/01/12	2,000	2,189,900

TOTAL CALIFORNIA		22,656,555

COLORADO — (1.1%)
Arapahoe County School District (GO) (FSA)
5.000%, 12/15/10	9,000	9,155,700
City of Aurora (GO)
5.000%, 12/01/14	4,515	5,256,679

TOTAL COLORADO		14,412,379

CONNECTICUT — (2.4%)
Connecticut State (GO)
5.000%, 03/15/12	5,000	5,373,850
Connecticut State (GO) Series A
5.000%, 03/01/13	3,855	4,279,358
5.000%, 04/15/13	4,000	4,458,720
Connecticut State (GO) Series B
5.000%, 12/01/13	5,000	5,685,850
Connecticut State (GO) Series E
5.500%, 11/15/12	3,300	3,669,666
Connecticut State Econonmic Recovery (GO) Series D
5.000%, 01/01/14	3,500	3,979,325
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA)
5.000%, 12/01/12	4,000	4,409,640

TOTAL CONNECTICUT		31,856,409

DELAWARE — (2.1%)
City of Wilmington (GO) Series A
5.000%, 12/01/14	2,625	3,035,734
Delaware State (GO)
5.000%, 08/01/12	11,370	12,413,652

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

DELAWARE — (Continued)
Delaware State (GO) Series B
5.000%, 02/01/11	$7,470	$7,644,649
5.000%, 02/01/12	5,000	5,349,500

TOTAL DELAWARE		28,443,535

FLORIDA — (4.8%)
Broward County (GO)
5.000%, 01/01/14	5,000	5,715,550
City of Gainesville (RB) Series C
5.000%, 10/01/10	2,265	2,281,897
Florida State Board of Education (GO) Series 2006C
5.000%, 06/01/12	2,935	3,177,431
Florida State Board of Education (GO) Series B
5.250%, 06/01/13	3,700	4,148,995
Florida State Board of Education (GO) Series C
5.000%, 06/01/15	6,440	7,423,581
Florida State Board of Education (GO) Series D
5.000%, 06/01/13	13,085	14,581,924
Florida State Board of Education (GO) Series H
5.250%, 06/01/12	4,650	5,055,201
Florida State Board of Education (RB) Series E
5.000%, 06/01/12	3,000	3,250,680
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA)
5.000%, 07/01/11	5,330	5,535,631
5.000%, 07/01/11	5,130	5,345,152
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA)
5.000%, 07/01/11	5,800	6,043,252
Johns River Power Park System (RB) Series 21
5.000%, 10/01/11	2,325	2,449,294

TOTAL FLORIDA		65,008,588

	Face Amount	Value†
	(000)

GEORGIA — (5.1%)
De Kalb County School District (GO)
5.000%, 02/01/12	$21,330	$22,771,268
Georgia State (GO) Series C
5.500%, 07/01/12	8,400	9,220,344
Georgia State (GO) Series D
5.000%, 08/01/12	7,100	7,751,709
Georgia State (GO) Series G
5.000%, 10/01/12	8,000	8,791,840
Henry County School District (GO) Series A
5.000%, 04/01/13	14,000	15,551,200
Private Colleges & Universities Authority (RB) Series A
4.750%, 09/01/12	4,450	4,837,016

TOTAL GEORGIA		68,923,377

HAWAII — (2.1%)
City & County of Honolulu (GO) Series A (NATL-RE)
5.000%, 07/01/13	1,445	1,618,227
City & County of Honolulu (GO) Series C (MBIA)
5.000%, 07/01/12	5,000	5,413,800
Hawaii State (GO) Series CY (FSA)
5.750%, 02/01/13	4,750	5,336,435
Hawaii State (GO) Series DE
5.000%, 10/01/12	3,340	3,661,475
Hawaii State (GO) Series DG (AMBAC)
5.000%, 07/01/13	6,000	6,726,660
Hawaii State (GO) Series DT
4.000%, 11/01/14	4,950	5,552,019

TOTAL HAWAII		28,308,616

ILLINOIS — (1.6%)
Chicago Park District (GO) Series A (FGIC)
5.250%, 01/01/13	4,935	5,494,185
City of Chicago (GO) Series A (FSA)
5.000%, 01/01/13	8,150	8,882,930
Cook County (GO) Series D (AMBAC)
5.250%, 11/15/12	2,000	2,194,960

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

ILLINOIS — (Continued)
Illinois State (GO) First Series (MBIA)
5.125%, 10/01/11	$5,300	$5,547,298

TOTAL ILLINOIS		22,119,373

KANSAS — (0.4%)
Johnson County Unified School District (GO) Series A (MBIA)
5.000%, 10/01/11	5,770	6,077,079

KENTUCKY — (1.9%)
Kentucky Asset Liability Commission (RB) First Series (MBIA)
5.000%, 09/01/11	14,300	15,011,282
Louisville & Jefferson County Metropolitan Sewer District (RB)
5.000%, 05/15/15	9,415	10,854,271

TOTAL KENTUCKY		25,865,553

MARYLAND — (3.4%)
Baltimore County (GO)
5.000%, 02/01/12	1,700	1,818,830
5.000%, 02/01/14	4,750	5,442,692
Maryland State (GO)
5.250%, 02/15/12	5,000	5,377,650
5.500%, 08/01/13	6,000	6,866,580
Maryland State (GO) Series B
5.000%, 02/15/13	14,000	15,574,720
Maryland State Department of Transportation (RB)
5.000%, 11/01/13	4,120	4,674,016
Montgomery County (GO) Series A
5.000%, 08/01/12	5,990	6,539,822

TOTAL MARYLAND		46,294,310

MASSACHUSETTS — (3.5%)
City of Boston (GO) Series A
5.000%, 04/01/14	4,650	5,352,662
Commonwealth of Massachusetts (GO)
5.500%, 11/01/14	4,585	5,422,909
Commonwealth of Massachusetts (GO) Series A
5.000%, 08/01/14	4,800	5,537,232

	Face Amount	Value†
	(000)

MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC)
5.500%, 11/01/14	$5,000	$5,913,750
Commonwealth of Massachusetts (GO) Series D
5.500%, 11/01/13	7,550	8,672,685
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
5.500%, 11/01/12	910	1,009,782
Commonwealth of Massachusetts (RB) Series A
5.500%, 12/15/13	9,450	10,842,930
University of Massachusetts Building Authority (RB) Series 1
5.250%, 11/01/13	3,490	4,005,333

TOTAL MASSACHUSETTS		46,757,283

MICHIGAN — (2.8%)
Michigan Municipal Bond Authority (RB)
5.000%, 10/01/13	3,240	3,660,260
5.500%, 10/01/13	15,085	17,220,433
Michigan State (GO)
5.500%, 12/01/13	10,000	11,393,800
University of Michigan (RB) Series C
2.000%, 04/01/13	4,840	5,011,917

TOTAL MICHIGAN		37,286,410

MINNESOTA — (3.9%)
City of Minneapolis (GO)
5.000%, 12/01/10	6,840	6,945,678
City of Minneapolis (GO) Series A
3.000%, 12/01/12	5,200	5,506,332
Minnesota Public Facilities Authority (RB) Series B
5.000%, 03/01/14	5,800	6,672,320
Minnesota State (GO)
5.000%, 06/01/11	7,050	7,325,162
5.250%, 11/01/12	8,000	8,864,960
Minnesota State (GO) Series H
5.000%, 11/01/14	15,000	17,580,900

TOTAL MINNESOTA		52,895,352

MISSISSIPPI — (0.3%)
Mississippi State (GO) Series A
5.375%, 12/01/12	3,350	3,724,530

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

MISSOURI — (0.2%)
Missouri State (GO) Series A
5.000%, 10/01/13	$2,600	$2,952,092

NEVADA — (2.6%)
Clark County (GO) (AMBAC)
5.000%, 11/01/11	5,010	5,290,610
Clark County School District (GO) Series A (AMBAC)
4.500%, 06/15/11	11,000	11,394,350
Nevada State (GO)
5.000%, 06/01/13	12,990	14,433,579
5.000%, 12/01/13	1,400	1,578,738
Nevada State (GO) Series A
5.000%, 02/01/12	2,000	2,127,080

TOTAL NEVADA		34,824,357

NEW JERSEY — (3.5%)
Monmouth County (GO)
4.250%, 09/15/12	5,115	5,529,110
New Jersey State (GO)
5.000%, 04/01/13	3,900	4,327,752
5.000%, 06/01/13	5,940	6,626,605
5.000%, 06/01/14	4,600	5,266,356
5.000%, 08/01/14	4,000	4,597,440
New Jersey State (GO) (ETM)
5.250%, 08/01/12	8,400	9,214,464
New Jersey State (GO) Series M (AMBAC)
5.500%, 07/15/14	4,000	4,671,240
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA)
5.500%, 12/15/11	6,035	6,427,456

TOTAL NEW JERSEY		46,660,423

NEW MEXICO — (1.0%)
New Mexico State (GO)
5.000%, 03/01/12	10,260	11,013,700
New Mexico State (RB) Series A
5.000%, 07/01/13	2,000	2,242,840

TOTAL NEW MEXICO		13,256,540

NEW YORK — (4.3%)
City of New York (GO) Series A-1
5.000%, 08/01/14	2,500	2,851,350
City of New York (GO) Series C
5.000%, 08/01/10	5,000	5,000,000

	Face Amount	Value†
	(000)

NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/13	$6,475	$7,216,193
City of New York (GO) Series G
5.000%, 08/01/10	5,040	5,040,000
City of New York (GO) Series H
5.000%, 08/01/12	3,000	3,251,580
City of New York (GO) Series J-1
5.000%, 08/01/10	11,180	11,180,000
New York State (GO) Series A
3.500%, 03/15/12	1,755	1,844,470
New York State (GO) Series C
3.000%, 02/01/14	4,655	4,973,681
3.000%, 02/01/15	3,010	3,218,954
New York State Dormitory Authority (RB)
5.000%, 07/01/13	4,590	5,175,638
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/14	7,500	8,562,150

TOTAL NEW YORK		58,314,016

NORTH CAROLINA — (3.9%)
Guilford County (GO) Series C
5.000%, 10/01/12	8,040	8,830,332
Mecklenburg County (GO) Series C
5.000%, 02/01/14	5,680	6,514,619
North Carolina State (GO) Series A
5.000%, 03/01/11	13,000	13,356,850
5.000%, 06/01/11	10,000	10,390,300
5.500%, 03/01/14	3,000	3,500,550
Wake County (GO)
4.500%, 03/01/13	7,800	8,601,450
Wake County (GO) Series C
5.000%, 03/01/15	1,400	1,640,898

TOTAL NORTH CAROLINA		52,834,999

OHIO — (4.8%)
Cincinnati City School District (GO) (AGM)
5.000%, 06/01/12	2,995	3,247,538
Cincinnati City School District (GO) (FSA)
5.000%, 12/01/13	11,730	13,409,736
City of Columbus (GO) Series 2
5.000%, 07/01/13	3,000	3,365,160

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

OHIO — (Continued)
5.000%, 07/01/14	$4,605	$5,316,933
City of Columbus (GO) Series A
5.000%, 06/15/12	3,875	4,204,879
City of Columbus (GO) Series D
5.000%, 12/15/13	575	654,787
Ohio State (GO)
5.500%, 11/01/12	8,615	9,553,432
5.000%, 05/01/14	5,000	5,722,700
Ohio State (GO) Series C
5.000%, 09/15/14	3,105	3,588,014
Ohio State (GO) Series D
5.000%, 09/15/14	3,800	4,391,128
Ohio State (GO) Series E
5.000%, 09/15/11	10,470	11,010,776

TOTAL OHIO		64,465,083

OREGON — (0.3%)
City of Portland (GO) Series A
4.000%, 06/01/15	2,000	2,248,740
Jackson County School District No. 5 (GO) (NATL-RE FGIC SCH BD GTY)
5.000%, 06/15/15	1,965	2,296,456

TOTAL OREGON		4,545,196

PENNSYLVANIA — (2.7%)
Commonwealth of Pennsylvania (GO) First Series
5.000%, 08/01/11	13,000	13,608,530
Commonwealth of Pennsylvania (GO) First Series (MBIA)
5.250%, 02/01/13	5,755	6,405,200
Commonwealth of Pennsylvania (GO) First Series A
5.000%, 11/01/10	3,000	3,034,470
Commonwealth of Pennsylvania (GO) Series A
5.000%, 02/15/14	9,000	10,282,770
Commonwealth of Pennsylvania (GO) THIRD Series
5.000%, 09/01/12	2,800	3,058,552

TOTAL PENNSYLVANIA		36,389,522

RHODE ISLAND — (1.1%)
Rhode Island State & Providence Plantations (GO) Series B
5.000%, 08/01/12	5,200	5,645,796

	Face Amount	Value†
	(000)

RHODE ISLAND — (Continued)
5.000%, 08/01/13	$4,700	$5,263,107
Rhode Island State (GO) Series C (AGM)
5.000%, 02/15/15	3,385	3,897,218

TOTAL RHODE ISLAND		14,806,121

SOUTH CAROLINA — (0.7%)
Beaufort County School District (GO) (SCSDE)
5.000%, 03/01/14	5,505	6,284,728
Beaufort County School District (GO) Series B (SCSDE)
5.000%, 03/01/14	2,795	3,190,884

TOTAL SOUTH CAROLINA		9,475,612

TENNESSEE — (2.5%)
Hamilton County (GO)
5.000%, 03/01/11	5,700	5,854,128
5.000%, 03/01/12	5,095	5,465,101
3.000%, 03/01/13	1,550	1,645,325
Knox County (GO)
5.500%, 04/01/14	6,300	7,343,028
Shelby County (GO)
5.000%, 04/01/14	8,345	9,576,722
Tennessee State (GO) Series A
5.000%, 05/01/14	3,000	3,465,930

TOTAL TENNESSEE		33,350,234

TEXAS — (14.2%)
Arlington Independent School District (GO)
5.000%, 02/15/14	5,885	6,743,739
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/14	6,895	8,012,748
City of Dallas (GO)
5.000%, 02/15/14	4,585	5,235,061
5.000%, 02/15/14	8,770	10,019,988
5.000%, 02/15/15	9,100	10,546,263
City of Dallas (RB) (AMBAC)
5.000%, 10/01/12	13,985	15,315,113
5.000%, 10/01/13	7,605	8,599,126
City of San Antonio (GO)
5.375%, 02/01/15	5,975	7,013,993
City of San Antonio (RB) (NATL-RE FGIC)
5.000%, 05/15/12	7,000	7,552,440

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

TEXAS — (Continued)
City of San Antonio (RB) Series A
5.500%, 02/01/11	$2,000	$2,051,360
5.250%, 02/01/14	8,890	10,203,142
County of Fort Bend (GO) (NATL-RE)
5.000%, 03/01/13	2,110	2,337,120
Dallas Area Rapid Transit (RB) (FGIC)
5.000%, 12/01/12	10,475	11,581,160
Dallas Waterworks & Sewer System (RB) (AMBAC)
5.000%, 10/01/14	9,000	10,454,580
Fort Worth Independent School District (GO)
5.000%, 02/15/13	8,025	8,912,565
Katy Independent School District (GO) Series A
5.000%, 02/15/12	7,465	8,006,362
North Texas Municipal Water District (RB)
5.000%, 09/01/14	605	696,682
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/15	1,000	1,164,190
San Marcos Consolidated Independent School District (GO) (PSF-GTD)
5.250%, 08/01/14	3,195	3,751,090
5.500%, 08/01/14	4,200	4,972,170
Socorro Independent School District (GO) (PSF-GTD)
5.250%, 08/15/14	2,270	2,658,034
Texas A&M University (RB) Series B
5.000%, 05/15/12	3,975	4,296,100
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/12	1,500	1,643,685
Texas State (GO)
5.000%, 10/01/12	3,000	3,287,370
Texas State Transportation Commission (RB)
4.000%, 04/01/13	1,500	1,631,385
5.000%, 04/01/14	5,870	6,736,412
Travis County (GO)
5.000%, 03/01/12	3,375	3,622,928
University of Texas (RB) Series A
5.000%, 08/15/12	3,500	3,822,280

	Face Amount	Value†
	(000)

TEXAS — (Continued)
5.000%, 07/01/14	$5,250	$6,081,338
University of Texas (RB) Series B
5.250%, 08/15/12	2,730	2,995,165
5.250%, 08/15/13	3,850	4,371,868
University of Texas (RB) Series D
5.000%, 08/15/12	1,815	1,982,125
Williamson County (GO) (NATL-RE)
5.000%, 02/15/14	5,000	5,712,650

TOTAL TEXAS		192,010,232

UTAH — (1.7%)
Salt Lake County (GO)
5.000%, 06/15/12	10,060	10,926,267
Utah State (GO) Series A
5.000%, 07/01/12	6,440	7,010,326
Utah State (GO) Series B
4.000%, 07/01/13	4,700	5,164,313

TOTAL UTAH		23,100,906

VIRGINIA — (4.4%)
Fairfax County (GO) Series A
5.000%, 04/01/13	9,975	11,141,975
5.000%, 04/01/14	9,375	10,802,719
Loudoun County (GO) Series B
4.000%, 11/01/12	1,000	1,079,790
5.000%, 12/01/13	5,285	6,034,307
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/11	1,940	2,045,575
5.000%, 09/27/12	4,040	4,415,922
Virginia State Public School Authority (GO)
5.250%, 08/01/13	6,385	7,229,352
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	9,595	10,029,462
5.000%, 08/01/13	5,505	6,192,354

TOTAL VIRGINIA		58,971,456

WASHINGTON — (5.8%)
City of Seattle (GO)
5.000%, 05/01/14	8,300	9,542,593
City of Seattle (RB) (FSA)
5.000%, 08/01/12	1,500	1,631,100

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

WASHINGTON — (Continued)
King County School District (GO) (NATL-RE SCH BD GTY)
5.000%, 12/01/13	$1,500	$1,703,640
King County School District No. 1 Seattle (GO) (SCH BD GTY)
5.000%, 12/01/13	15,000	17,110,800
Snohomish County Public Utility (RB) Series B
5.250%, 12/01/10	11,000	11,176,330
Washington State (GO) (FSA)
5.000%, 07/01/14	5,145	5,951,119
Washington State (GO) Series C
5.000%, 02/01/14	6,895	7,869,677
5.000%, 01/01/15	6,100	7,069,534
Washington State (GO) Series D
5.000%, 01/01/14	3,330	3,790,839
Washington State (GO) Series R
5.000%, 01/01/15	10,960	12,701,982

TOTAL WASHINGTON		78,547,614

WEST VIRGINIA — (0.3%)
West Virginia State (GO) (NATL-RE FGIC)
5.000%, 06/01/12	3,300	3,571,326

WISCONSIN — (2.1%)
Wisconsin State (GO) Series 1 (MBIA)
5.500%, 05/01/11	16,000	16,612,160
Wisconsin State (GO) Series A
5.000%, 05/01/12	6,760	7,295,460
Wisconsin State (RB) Series B (AMBAC)
5.000%, 07/01/12	3,775	4,089,684

TOTAL WISCONSIN		27,997,304

TOTAL MUNICIPAL BONDS		1,323,976,037

	Shares	Value†

TEMPORARY CASH INVESTMENTS — (1.8%)
BlackRock Liquidity Funds MuniFund - Institutional Shares	23,619,767	$23,619,767

TOTAL INVESTMENTS — (100.0%) (Cost $1,312,563,908)##		$1,347,595,804

DFA SHORT-TERM MUNICIPAL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,323,976,037	—	$1,323,976,037
Temporary Cash Investments	$23,619,767	—	—	23,619,767

TOTAL	$23,619,767	$1,323,976,037	—	$1,347,595,804

See accompanying Notes to Schedules of Investments.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.9%)
CALIFORNIA — (97.9%)
Anaheim Public Financing Authority (RB)
4.500%, 08/01/13	$800	$876,608
4.000%, 08/01/14	550	601,964
Anaheim Union High School District (GO) (AGM)
5.000%, 08/01/14	800	898,176
Anaheim Union High School District (GO) Series A (AGM)
5.000%, 08/01/12	1,275	1,393,639
Anaheim Union High School District (RB) (AGM)
5.000%, 08/01/13	700	781,662
Bay Area Toll Authority (RB) (FGIC)
5.125%, 04/01/11	1,535	1,584,396
Bay Area Toll Authority (RB) Series F
5.000%, 04/01/13	775	860,870
3.900%, 04/01/14	900	991,809
5.000%, 04/01/15	495	571,453
Berryessa Union School District (GO) Series B (FSA)
5.375%, 08/01/11	1,205	1,278,397
Calaveras County Water District (RB) (NATL-RE)
5.000%, 09/01/11	700	730,478
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/13	2,250	2,519,573
California Educational Facilities Authority (RB) Series P
5.250%, 12/01/13	925	1,062,085
California Educational Facilities Authority (RB) Series T-4
5.000%, 03/15/14	3,890	4,478,324
California Infrastructure & Economic Development Bank (RB) (FSA)
5.250%, 07/01/13	2,000	2,274,560
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
5.000%, 10/01/10	3,180	3,203,723
California State (GO)
5.250%, 09/01/10	550	551,936

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
5.000%, 10/01/10	$2,000	$2,014,080
4.000%, 02/01/11	1,000	1,015,720
5.250%, 03/01/11	800	820,424
5.000%, 04/01/11	3,000	3,082,740
5.000%, 06/01/11	500	517,230
5.000%, 10/01/11	2,215	2,321,763
5.000%, 02/01/12	600	636,828
5.000%, 04/01/12	1,500	1,598,925
5.000%, 02/01/14	770	862,184
5.000%, 03/01/14	800	897,400
5.000%, 03/01/14	2,850	3,196,988
5.000%, 04/01/14	555	623,887
5.000%, 04/01/14	1,750	1,967,210
5.000%, 05/01/14	5,075	5,716,886
5.000%, 06/01/14	3,065	3,459,833
5.000%, 08/01/14	1,480	1,676,899
6.000%, 02/01/15	950	1,115,138
5.000%, 03/01/15	3,900	4,416,321
California State (GO) (NATL-RE FGIC)
5.000%, 03/01/14	1,565	1,755,539
California State Department of Transportation (RB) Series A (NATL-RE FGIC)
5.000%, 02/01/15	605	693,808
California State Department of Transportation (RB) Series A (NATL-RE)
5.000%, 02/01/11	1,125	1,151,010
California State Department of Water Resources (RB)
5.500%, 12/01/13	1,075	1,246,978
California State Department of Water Resources (RB) (NATL-RE)
5.000%, 12/01/14	1,500	1,760,280
California State Department of Water Resources (RB) Series AE
5.000%, 12/01/14	575	674,774
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,850	2,025,047

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply (RB) Series A (AGM)
5.250%, 05/01/11	$1,450	$1,502,128
5.250%, 05/01/12	2,000	2,159,420
California State Department of Water Resources Power Supply (RB) Series A (NATL-RE)
5.000%, 05/01/11	1,000	1,034,100
California State Department of Water Resources Power Supply (RB) Series AE
5.000%, 12/01/13	1,440	1,646,726
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/11	25	26,018
5.000%, 07/01/11	775	808,883
5.000%, 07/01/12	1,155	1,259,146
5.000%, 07/01/12	1,320	1,427,923
5.250%, 07/01/13	1,965	2,194,767
5.250%, 07/01/13	1,845	2,098,282
5.250%, 07/01/14	95	111,596
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	3,500	3,564,295
3.500%, 07/01/11	1,075	1,104,186
5.000%, 07/01/11	1,000	1,041,290
5.250%, 07/01/12	625	679,056
5.250%, 07/01/14	740	849,498
California State Economic Recovery (GO) Series A (NATL-RE FGIC)
5.250%, 07/01/14	1,300	1,492,361
California State Public Works Board of Regents University California (RB) Series A
5.000%, 03/01/14	860	972,402
California State University (RB) Series A
3.000%, 11/01/12	500	525,760
4.000%, 11/01/12	545	583,918
4.000%, 11/01/12	1,000	1,073,730
Chabot-Las Positas Community College District (GO) (AMBAC)
5.000%, 08/01/11	1,010	1,055,733
Charter Oak Unified School District (GO) Series B (FSA)
5.000%, 07/01/13	2,805	3,169,846

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Chino Basin Regional Financing Authority (RB)
5.900%, 08/01/11	$ 810	$850,144
City & County of San Francisco (GO) Series 2008-R1
5.000%, 06/15/14	500	572,540
City & County of San Francisco (GO) Series A
5.000%, 06/15/15	2,490	2,897,289
City & County of San Francisco (GO) Series A (AMBAC)
5.000%, 06/15/12	1,600	1,735,904
City & County of San Francisco (GO) Series R-1 (FGIC)
5.000%, 06/15/12	3,855	4,197,555
City & County of San Francisco (GO) Series R2 (AMBAC)
4.000%, 06/15/12	665	707,354
City & County of San Francisco Public Utilities Commission (RB) Series A (FSA)
5.000%, 11/01/12	4,810	5,289,605
City of Folsom (GO)
4.000%, 08/01/14	1,285	1,411,637
City of Los Angeles (GO) (MBIA)
4.000%, 09/01/10	1,000	1,002,800
City of Los Angeles (GO) Series A
2.500%, 09/01/13	2,500	2,610,950
City of Los Angeles (GO) Series A (MBIA)
5.000%, 09/01/12	1,165	1,269,780
City of Los Angeles (GO) Series A (NATL-RE)
5.250%, 09/01/14	1,000	1,151,970
City of Los Angeles (RB) Series A
4.000%, 06/01/12	815	856,516
5.000%, 06/01/13	1,300	1,439,477
City of Vernon (RB) Series A
3.500%, 08/01/12	1,550	1,611,225
5.250%, 08/01/14	1,000	1,122,050
Contra Costa Community College District (GO) (NATL-RE FGIC)
5.000%, 08/01/13	1,905	2,142,268
5.000%, 08/01/14	1,985	2,294,938
Desert Sands Unified School District (GO) (AGM)
5.000%, 06/01/14	3,275	3,804,207
5.000%, 06/01/14	600	696,954

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
East Bay Regional Park District (GO)
4.000%, 09/01/13	$1,375	$1,509,255
El Camino Community College District (GO) Series A (MBIA)
5.000%, 08/01/13	2,915	3,300,305
5.000%, 08/01/13	3,060	3,464,471
El Camino Community College District (GO) Series A (NATL-RE)
5.000%, 08/01/13	1,600	1,811,488
El Monte Union High School District (GO) Series A (FSA)
5.000%, 06/01/13	2,185	2,457,819
Escondido Union School District (GO) Series A
5.000%, 08/01/12	3,045	3,328,337
Escondido Union School District (GO) Series B (NATL-RE FGIC)
5.500%, 08/01/14	550	628,040
Foothill-De Anza Community College District (GO) Series B
5.250%, 08/01/13	2,000	2,279,180
5.250%, 08/01/13	3,675	4,187,993
Fremont Union High School District (GO) (MBIA)
4.000%, 09/01/11	750	778,770
Fresno (RB) Series A-1 (AMBAC)
6.250%, 09/01/10	300	301,149
Grossmont Union High School District (GO) (NATL-RE)
4.000%, 08/01/13	500	544,410
Hacienda La Puente Unified School District (GO) Series B
5.000%, 08/01/13	4,340	4,913,661
Hemet Unified School District (GO) Series A (AGM)
5.750%, 08/01/14	500	578,875
Kern High School District (GO) Series C (NATL-RE FGIC)
5.500%, 08/01/14	650	739,538
Long Beach Bond Finance Authority (TAN) (AMBAC)
5.375%, 08/01/12	1,585	1,739,268
Long Beach Unified School District (GO)
4.000%, 08/01/12	500	532,270

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Long Beach Unified School District (GO) Series A
5.000%, 08/01/13	$2,000	$2,236,460
4.000%, 08/01/14	2,335	2,584,261
5.000%, 08/01/14	1,000	1,145,570
Los Angeles Community College District (GO) Series A (AGM)
5.250%, 08/01/13	825	931,219
Los Angeles Community College District (GO) Series A (FSA)
5.250%, 08/01/14	4,000	4,629,560
Los Angeles Community College District (GO) Series F-1
3.250%, 08/01/14	2,300	2,473,903
Los Angeles Convention & Exhibit Center Authority (RB) Series A
6.125%, 08/15/11	1,500	1,564,830
Los Angeles County Metropolitan Transportation Authority (GO) (AMBAC)
5.000%, 07/01/14	500	576,465
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA)
5.000%, 07/01/11	2,500	2,634,275
Los Angeles County Metropolitan Transportation Authority (RB) Series A
4.000%, 07/01/11	750	774,945
3.000%, 07/01/12	3,340	3,496,412
3.000%, 07/01/13	1,750	1,858,885
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	580	609,800
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA)
5.000%, 10/01/12	5,000	5,456,300
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA)
5.000%, 07/01/11	460	478,993
Los Angeles Municipal Improvement Corp. (RB) Series A (NATL-RE)
5.250%, 06/01/12	1,050	1,123,353

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Los Angeles Municipal Improvement Corp. (RB) Series C
3.000%, 09/01/13	$730	$762,105
Los Angeles Unified School District (GO)
5.500%, 07/01/11	800	836,728
Los Angeles Unified School District (GO) (AMBAC)
5.000%, 07/01/11	175	182,159
Los Angeles Unified School District (GO) (MBIA)
5.500%, 07/01/12	800	872,184
Los Angeles Unified School District (GO) (NATL-RE)
5.750%, 07/01/14	1,480	1,724,008
Los Angeles Unified School District (GO) Series A (FGIC)
6.000%, 07/01/11	1,000	1,050,440
Los Angeles Unified School District (GO) Series A (MBIA)
5.250%, 07/01/12	3,600	3,907,800
Los Angeles Unified School District (GO) Series B
4.000%, 07/01/13	950	1,029,202
Los Angeles Unified School District (GO) Series C (AMBAC)
5.000%, 07/01/12	1,000	1,080,770
Los Angeles Wastewater System (RB) Series A
4.000%, 06/01/12	1,000	1,061,420
5.000%, 06/01/14	2,000	2,279,240
Los Angeles Wastewater System (RB) Series C (NATL-RE)
5.375%, 06/01/13	600	674,184
Madera County Transportation Authority (RB) (AGM)
3.000%, 03/01/15	1,020	1,080,435
Manteca Unified School District (GO) (AGM)
5.250%, 08/01/14	500	589,185
Metropolitan Water District of Southern California (GO) Series B
4.000%, 03/01/11	500	510,795

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Metropolitan Water District of Southern California (RB) Series B
3.750%, 07/01/11	$3,000	$3,092,970
Mount San Antonio Community College District (GO) Series C (AGM)
4.000%, 09/01/14	750	831,690
Mountain View-Whisman School District (GO) Series D (MBIA)
5.000%, 06/01/12	1,480	1,622,361
Norwalk Redevelopment Agency (TAN) Series A (MBIA)
4.000%, 10/01/10	670	671,595
Orange County (RB) Series A (MBIA)
5.000%, 06/01/12	730	787,371
Oxnard School District (GO) (FSA)
5.000%, 08/01/12	610	664,461
Pasadena Unified School District (GO) (FSA)
5.000%, 11/01/12	2,000	2,187,160
Piedmont Unified School District (GO)
2.000%, 08/01/13	725	746,750
2.000%, 08/01/14	340	349,228
Sacramento Municipal Utility District (RB) Series U (AGM)
5.000%, 08/15/14	1,000	1,151,210
Sacramento Regional County Sanitation District (GO) (AMBAC)
5.000%, 12/01/14	3,790	4,465,302
Sacramento Regional County Sanitation District (RB) (NATL-RE)
5.000%, 08/01/14	750	860,752
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
5.250%, 05/01/13	795	884,533
San Diego Public Facilities Financing Authority (GO) Series A
4.500%, 05/15/14	1,415	1,581,489
San Diego Public Facilities Financing Authority (RB) Series A
2.750%, 05/15/11	1,150	1,167,411

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
2.750%, 05/15/12	$1,655	$1,711,634
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 05/15/14	1,000	1,138,030
San Diego Unified School District (GO) Series F (FSA)
5.000%, 07/01/14	1,555	1,808,403
San Francisco Bay Area Transit Financing Authority (RB)
6.750%, 07/01/11	795	839,743
San Francisco Community College District (GO) Series C
3.000%, 06/15/14	930	998,485
San Jose Unified School District (GO) (FGIC)
5.000%, 08/01/11	1,300	1,358,591
5.000%, 08/01/12	5,000	5,426,600
San Jose Unified School District (GO) (NATL-RE FGIC)
5.000%, 08/01/14	510	582,099
San Juan Unified School District (GO) (AGM)
4.000%, 08/01/15	600	659,736
San Leandro Unified School District (GO) Series A (FSA)
6.000%, 08/01/10	615	615,000
San Marino Unified School District (GO) Series A
5.250%, 07/01/14	500	573,985
San Mateo County Community College District (GO) Series A
4.500%, 09/01/13	2,000	2,219,160
Santa Clara Unified School District (GO)
4.000%, 07/01/13	915	996,792
Sonoma County (RB) Series A (FGIC)
4.000%, 09/01/12	1,950	2,094,904
Southern California Public Power Authority (RB) Series A (AMBAC)
5.000%, 07/01/13	1,545	1,743,563
Southwestern Community College District (GO) Series B
5.250%, 08/01/12	750	811,462

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Stockton Unified School District (GO) (AGM)
4.000%, 08/01/12	$ 700	$742,308
Torrance Unified School District (GO)
4.000%, 08/01/13	830	901,156
University of California (RB) Series A (AMBAC)
5.000%, 05/15/11	1,140	1,180,550
University of California (RB) Series E (MBIA)
5.000%, 05/15/13	1,560	1,738,885
University of California (RB) Series J (MBIA)
5.000%, 05/15/12	450	485,932
University of California (RB) Series K (MBIA)
5.000%, 05/15/12	500	539,550
University of California (RB) Series O
5.000%, 05/15/14	3,275	3,746,633
William S Hart Joint School Financing Authority (RB) (AMBAC)
5.000%, 09/01/12	900	959,715

TOTAL MUNICIPAL BONDS		276,201,686

	Shares

TEMPORARY CASH INVESTMENTS — (2.1%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	5,876,344	5,876,344

TOTAL INVESTMENTS — (100.0%) (Cost $274,691,822)##		$282,078,030

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$ 276,201,686	—	$ 276,201,686
Temporary Cash Investments	$5,876,344	—	—	5,876,344

TOTAL	$5,876,344	$ 276,201,686	—	$ 282,078,030

See accompanying Notes to Schedules of Investments.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (3.6%)
Federal Farm Credit Bank
2.625%, 04/17/14	$5,000	$5,238,450
Federal Home Loan Bank
1.625%, 03/16/11	6,600	6,656,384
Federal Home Loan Mortgage Corporation
2.875%, 02/09/15	4,500	4,744,084
Federal National Mortgage Association
# 2.625%, 11/20/14	7,000	7,345,100

TOTAL AGENCY OBLIGATIONS		23,984,018

BONDS — (92.5%)
Abbott Laboratories
5.600%, 05/15/11	600	623,708
Adobe Systems, Inc.
3.250%, 02/01/15	3,000	3,110,556
Aetna, Inc.
5.750%, 06/15/11	1,600	1,663,824
African Development Bank
1.875%, 01/23/12	1,000	1,016,940
3.000%, 05/27/14	7,000	7,407,757
Agence Francaise de Developpement
2.250%, 05/22/12	2,000	2,036,660
Alcoa, Inc.
6.000%, 01/15/12	1,000	1,059,194
5.375%, 01/15/13	470	499,614
Allied Waste North America, Inc.
6.375%, 04/15/11	1,100	1,135,661
Allstate Corp. (The)
7.500%, 06/15/13	2,100	2,403,853
6.200%, 05/16/14	1,500	1,722,237
Altria Group, Inc.
7.750%, 02/06/14	3,000	3,522,354
American Express Credit Corp.
5.875%, 05/02/13	1,000	1,101,457
7.300%, 08/20/13	1,800	2,063,218
Amgen, Inc.
4.850%, 11/18/14	4,000	4,466,204
Analog Devices, Inc.
5.000%, 07/01/14	1,500	1,635,573
Anheuser-Busch Cos., Inc.
6.000%, 04/15/11	300	309,704
5.000%, 01/15/15	2,000	2,197,684
Apache Corp.
6.000%, 09/15/13	2,100	2,356,406

	Face Amount	Value†
	(000)

Appalachian Power Co.
5.650%, 08/15/12	$ 600	$644,555
Archer-Daniels-Midland Co.
7.125%, 03/01/13	800	916,091
Arizona Public Service Co.
6.500%, 03/01/12	600	642,091
Arrow Electronics, Inc.
6.875%, 07/01/13	3,000	3,339,672
Asian Development Bank
2.625%, 02/09/15	3,000	3,121,806
Assurant, Inc.
5.625%, 02/15/14	3,000	3,191,316
AT&T, Inc.
6.700%, 11/15/13	3,700	4,297,391
Atmos Energy Corp.
7.375%, 05/15/11	800	837,250
Australia & New Zealand Banking Group, Ltd.
5.125%, 11/14/11	2,400	2,509,188
Austria Government International Bond
5.500%, 02/22/12	3,020	3,238,038
AutoZone, Inc.
5.875%, 10/15/12	1,760	1,900,642
Avon Products, Inc.
5.125%, 01/15/11	1,100	1,122,222
Baker Hughes, Inc.
6.500%, 11/15/13	1,870	2,148,935
Bank of America Corp.
5.375%, 09/11/12	3,100	3,280,290
Bank of New York Mellon Corp. (The)
4.950%, 11/01/12	2,500	2,699,630
4.300%, 05/15/14	2,000	2,166,806
2.950%, 06/18/15	2,000	2,064,990
Bank of Nova Scotia
3.400%, 01/22/15	2,000	2,104,436
Barclays Bank P.L.C.
5.450%, 09/12/12	2,700	2,893,285
5.200%, 07/10/14	2,000	2,170,830
Baxter International, Inc.
4.000%, 03/01/14	3,600	3,907,660
BB&T Corp.
3.850%, 07/27/12	500	523,868
5.700%, 04/30/14	3,000	3,336,468
Bear Stearns Cos. LLC (The)
5.500%, 08/15/11	1,600	1,677,899

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Belgium Government International Bond
4.250%, 09/03/13	$1,000	$1,073,716
2.750%, 03/05/15	2,000	2,035,210
Bemis Co., Inc.
5.650%, 08/01/14	2,000	2,213,852
BHP Billiton Finance USA, Ltd.
5.125%, 03/29/12	600	638,423
5.500%, 04/01/14	2,000	2,263,170
Black & Decker Corp.
7.125%, 06/01/11	1,430	1,497,199
Black Hills Corp.
6.500%, 05/15/13	1,500	1,633,732
BlackRock, Inc.
3.500%, 12/10/14	4,000	4,189,984
Block Financial LLC
5.125%, 10/30/14	1,000	1,035,598
Boeing Co. (The)
5.000%, 03/15/14	3,675	4,120,259
BP Capital Markets P.L.C.
3.750%, 06/17/13	2,500	2,441,500
5.250%, 11/07/13	1,000	1,010,856
Bristol-Myers Squibb Co.
# 5.250%, 08/15/13	2,000	2,225,760
British Columbia, Province of Canada
2.850%, 06/15/15	4,000	4,202,916
Brown-Forman Corp.
5.000%, 02/01/14	1,510	1,673,791
Burlington Northern Santa Fe LLC
5.900%, 07/01/12	1,100	1,189,771
Caisse d’Amortissement de la Dette Sociale
4.125%, 12/09/11	1,400	1,460,129
3.500%, 07/01/14	5,800	6,196,140
Campbell Soup Co.
4.875%, 10/01/13	3,100	3,458,171
Canadian National Railway Co.
4.400%, 03/15/13	600	644,830
Canadian Natural Resources, Ltd.
5.150%, 02/01/13	3,000	3,253,368
Capital One Financial Corp.
7.375%, 05/23/14	3,000	3,487,032
Caterpillar Financial Services Corp.
6.200%, 09/30/13	3,966	4,531,583
CenterPoint Energy Resources Corp.
7.875%, 04/01/13	600	692,059

	Face Amount	Value†
	(000)

Charles Schwab Corp. (The)
4.950%, 06/01/14	$4,000	$4,398,800
CIGNA Corp.
6.375%, 10/15/11	1,000	1,055,635
Cisco Systems, Inc.
5.250%, 02/22/11	1,100	1,127,496
Citigroup, Inc.
6.000%, 02/21/12	1,100	1,163,093
6.500%, 08/19/13	3,000	3,290,295
CNA Financial Corp.
6.000%, 08/15/11	1,000	1,038,554
Coca-Cola Co. (The)
3.625%, 03/15/14	1,500	1,614,451
Coca-Cola Enterprises, Inc.
7.375%, 03/03/14	2,100	2,522,755
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	600	699,011
Comcast Corp.
5.300%, 01/15/14	1,000	1,107,729
Commonwealth Bank of Australia
4.750%, 01/27/11	1,800	1,831,927
2.500%, 12/10/12	1,400	1,433,615
2.700%, 11/25/14	2,000	2,069,240
ConAgra Foods, Inc.
6.750%, 09/15/11	800	846,790
ConocoPhillips
# 4.750%, 02/01/14	1,600	1,764,645
4.600%, 01/15/15	2,500	2,769,625
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/13	600	638,068
Council Of Europe Development Bank
4.500%, 06/30/14	2,000	2,213,586
2.750%, 02/10/15	2,000	2,077,912
Credit Suisse
5.000%, 05/15/13	3,500	3,789,390
Credit Suisse USA, Inc.
5.125%, 01/15/14	500	543,350
CSX Corp.
6.750%, 03/15/11	600	619,732
5.500%, 08/01/13	500	548,695
CVS Caremark Corp.
5.750%, 08/15/11	600	627,632
4.875%, 09/15/14	3,500	3,850,308
Daimler Finance North America LLC
6.500%, 11/15/13	3,000	3,392,124

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Dell, Inc.
4.700%, 04/15/13	$ 600	$651,194
5.625%, 04/15/14	3,000	3,389,991
Detroit Edison Co. (The)
6.400%, 10/01/13	600	684,848
Deutsche Bank AG
4.875%, 05/20/13	1,100	1,184,129
3.875%, 08/18/14	3,200	3,369,744
Deutsche Telekom International Finance BV
5.250%, 07/22/13	1,500	1,635,424
4.875%, 07/08/14	1,000	1,088,425
Devon Energy Corp.
5.625%, 01/15/14	1,100	1,230,881
Diageo Capital P.L.C.
5.200%, 01/30/13	600	654,449
7.375%, 01/15/14	2,535	2,987,566
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.750%, 10/01/14	3,000	3,228,393
Dominion Resources, Inc.
5.000%, 03/15/13	600	653,219
Dover Corp.
6.500%, 02/15/11	1,100	1,133,999
Dow Chemical Co. (The)
6.000%, 10/01/12	1,500	1,627,164
5.900%, 02/15/15	1,000	1,108,570
DTE Energy Co.
7.625%, 05/15/14	1,000	1,172,003
Duke Energy Corp.
3.950%, 09/15/14	1,070	1,136,868
Duke Energy Ohio, Inc.
5.700%, 09/15/12	450	486,681
E.I. Du Pont de Nemours & Co.
5.875%, 01/15/14	600	683,885
3.250%, 01/15/15	4,000	4,211,716
Eaton Corp.
5.950%, 03/20/14	600	686,226
Eksportfinans
3.000%, 11/17/14	3,900	4,074,899
Eli Lilly & Co.
3.550%, 03/06/12	600	625,176
4.200%, 03/06/14	1,000	1,087,241
Emerson Electric Co.
5.625%, 11/15/13	480	544,687
Enbridge Energy Partners LP
4.750%, 06/01/13	800	833,315
EnCana Holdings Finance Corp.
5.800%, 05/01/14	1,500	1,696,516

	Face Amount	Value†
	(000)

Enterprise Products Operating LLC
7.625%, 02/15/12	$1,500	$1,624,400
9.750%, 01/31/14	600	733,684
5.000%, 03/01/15	1,000	1,081,770
European Bank For Reconstruction & Development
2.750%, 04/20/15	2,000	2,043,124
European Investment Bank
3.125%, 06/04/14	4,000	4,214,420
2.750%, 03/23/15	3,000	3,119,400
Export Development Canada
2.375%, 03/19/12	1,000	1,028,098
Express Scripts, Inc.
5.250%, 06/15/12	1,500	1,602,316
Fortune Brands, Inc.
4.875%, 12/01/13	2,100	2,253,491
FPL Group Capital, Inc.
5.625%, 09/01/11	800	837,654
General Dynamics Corp.
5.250%, 02/01/14	1,100	1,243,345
General Electric Capital Corp.
# 4.800%, 05/01/13	1,000	1,074,647
3.750%, 11/14/14	3,000	3,104,205
General Mills, Inc.
6.000%, 02/15/12	421	452,488
GlaxoSmithKline Capital, Inc.
# 4.850%, 05/15/13	3,500	3,836,203
Goldman Sachs Group, Inc. (The)
6.000%, 05/01/14	1,200	1,324,024
# 5.125%, 01/15/15	1,600	1,716,246
Halliburton Co.
5.500%, 10/15/10	600	605,329
Hartford Financial Services Group, Inc.
4.625%, 07/15/13	2,652	2,767,015
Hess Corp.
7.000%, 02/15/14	3,100	3,596,140
Hewlett-Packard Co.
6.125%, 03/01/14	4,100	4,733,745
Home Depot, Inc.
5.200%, 03/01/11	2,100	2,148,560
Honeywell International, Inc.
3.875%, 02/15/14	3,100	3,356,928
Husky Energy, Inc.
5.900%, 06/15/14	3,000	3,368,997
Hydro-Quebec
6.300%, 05/11/11	800	834,556

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

ICI Wilmington, Inc.
5.625%, 12/01/13	$1,000	$1,089,502
Instituto de Credito Oficial
5.375%, 07/02/12	8,500	8,985,953
Inter-American Development Bank
1.625%, 07/15/13	3,000	3,042,972
International Bank for Reconstruction & Development
3.625%, 05/21/13	2,000	2,136,450
2.375%, 05/26/15	2,000	2,066,552
International Business Machines Corp.
6.500%, 10/15/13	1,500	1,741,548
International Finance Corp.
2.750%, 04/20/15	3,000	3,135,438
Japan Finance Corp.
2.125%, 11/05/12	2,000	2,042,914
Jefferies Group, Inc.
5.875%, 06/08/14	3,000	3,209,382
John Deere Capital Corp.
7.000%, 03/15/12	1,600	1,753,610
Johnson Controls, Inc.
4.875%, 09/15/13	1,000	1,080,702
JPMorgan Chase & Co.
4.650%, 06/01/14	2,000	2,161,964
Kansas City Power & Light Co.
6.500%, 11/15/11	800	847,843
Kinder Morgan Energy Partners LP
7.125%, 03/15/12	500	540,750
5.850%, 09/15/12	600	643,004
5.000%, 12/15/13	2,000	2,158,006
Kohl’s Corp.
7.375%, 10/15/11	600	641,146
Kommunalbanken
5.125%, 05/30/12	1,500	1,615,170
Kommuninvest I Sverige
5.375%, 07/03/12	5,600	6,065,203
Koninklijke Philips Electronics NV
7.250%, 08/15/13	1,500	1,724,462
Kraft Foods, Inc.
6.250%, 06/01/12	2,100	2,284,642
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900	1,960,939
4.000%, 10/15/13	3,000	3,241,536
4.750%, 05/15/14	1,000	1,113,672
4.125%, 10/15/14	2,000	2,175,110
Kroger Co. (The)
6.800%, 04/01/11	600	622,389

	Face Amount	Value†
	(000)

Lafarge SA
6.150%, 07/15/11	$ 800	$824,512
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	1,000	1,052,451
2.000%, 10/01/12	6,800	6,934,762
Landwirtschaftliche Rentenbank
1.875%, 09/24/12	4,000	4,070,108
4.125%, 07/15/13	3,600	3,887,129
Marathon Oil Corp.
6.125%, 03/15/12	500	535,369
# 6.500%, 02/15/14	1,100	1,247,477
Marriott International, Inc.
4.625%, 06/15/12	1,100	1,140,259
Marsh & McLennan Cos., Inc.
6.250%, 03/15/12	600	633,319
McDonald’s Corp.
4.300%, 03/01/13	600	645,933
McKesson Corp.
6.500%, 02/15/14	1,600	1,816,832
Medtronic, Inc.
4.500%, 03/15/14	1,100	1,216,059
3.000%, 03/15/15	3,500	3,666,100
MetLife, Inc.
5.375%, 12/15/12	600	646,542
Microsoft Corp.
2.950%, 06/01/14	5,000	5,276,845
Molson Coors Capital Finance ULC
4.850%, 09/22/10	1,275	1,282,836
Monsanto Co.
7.375%, 08/15/12	700	783,522
Morgan Stanley
5.250%, 11/02/12	2,000	2,122,986
# 5.300%, 03/01/13	1,100	1,173,831
4.100%, 01/26/15	1,000	1,016,197
NASDAQ OMX Group, Inc. (The)
4.000%, 01/15/15	3,400	3,505,176
National Australia Bank, Ltd.
5.350%, 06/12/13	2,000	2,186,468
3.375%, 07/08/14	3,000	3,168,204
National City Corp.
4.900%, 01/15/15	2,024	2,198,971
National Rural Utilities Cooperative Finance Corp.
7.250%, 03/01/12	1,600	1,754,427
Nederlandse Waterschapsbank
3.000%, 03/17/15	3,000	3,118,761

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Nestle Holdings, Inc.
2.125%, 03/12/14	$6,500	$6,673,121
Network Rail Infrastructure Finance P.L.C.
2.000%, 01/17/12	2,600	2,644,192
NIBC Bank NV
2.800%, 12/02/14	3,000	3,061,410
Nisource Finance Corp.
6.150%, 03/01/13	1,000	1,093,080
Nomura Holdings , Inc.
5.000%, 03/04/15	3,000	3,195,879
Nordic Investment Bank
2.625%, 10/06/14	3,000	3,124,212
Nordstrom, Inc.
6.750%, 06/01/14	1,000	1,161,761
Northern States Power Co.
8.000%, 08/28/12	800	914,486
Northern Trust Corp.
5.500%, 08/15/13	2,000	2,257,794
Northrop Grumman Corp.
3.700%, 08/01/14	1,500	1,587,918
Northrop Grumman Systems Corp.
7.125%, 02/15/11	800	825,667
Occidental Petroleum Corp.
7.000%, 11/01/13	1,600	1,876,587
Oesterreichischen Kontrollbank AG
3.125%, 10/14/11	1,900	1,956,268
4.750%, 11/08/11	1,800	1,883,099
4.750%, 10/16/12	3,800	4,099,391
ONEOK Partners LP
5.900%, 04/01/12	600	639,957
Ontario Electricity Financial Corp.
7.450%, 03/31/13	1,000	1,150,765
Ontario, Province of Canada
4.100%, 06/16/14	10,700	11,675,808
Oracle Corp.
4.950%, 04/15/13	1,100	1,214,348
3.750%, 07/08/14	2,000	2,156,094
PACCAR, Inc.
6.875%, 02/15/14	1,500	1,749,291
Pacific Gas & Electric Co.
4.800%, 03/01/14	1,900	2,089,753
Packaging Corp. of America
5.750%, 08/01/13	800	866,010
Panhandle Eastern Pipeline Co. LP
6.050%, 08/15/13	600	655,817

	Face Amount	Value†
	(000)

PepsiAmericas, Inc.
4.375%, 02/15/14	$1,100	$1,199,641
PepsiCo, Inc.
3.750%, 03/01/14	1,500	1,614,068
Pfizer, Inc.
5.350%, 03/15/15	4,000	4,572,512
Philip Morris International, Inc.
4.875%, 05/16/13	2,100	2,287,049
6.875%, 03/17/14	1,900	2,209,759
Pitney Bowes, Inc.
4.625%, 10/01/12	800	851,346
3.875%, 06/15/13	2,500	2,648,562
Plains All American Pipeline LP
4.250%, 09/01/12	2,500	2,608,588
PNC Funding Corp.
5.125%, 12/14/10	600	609,122
5.400%, 06/10/14	500	553,998
Potash Corp. of Saskatchewan, Inc.
7.750%, 05/31/11	600	635,034
PPL Energy Supply LLC
6.300%, 07/15/13	600	667,548
5.400%, 08/15/14	900	990,505
Praxair, Inc.
6.375%, 04/01/12	1,200	1,305,994
4.375%, 03/31/14	1,500	1,636,300
Principal Financial Group, Inc.
7.875%, 05/15/14	760	892,987
Progress Energy, Inc.
7.100%, 03/01/11	600	620,912
Prudential Financial, Inc.
5.100%, 09/20/14	2,365	2,534,675
PSEG Power LLC
5.000%, 04/01/14	1,000	1,085,134
Rabobank Nederland
# 4.200%, 05/13/14	6,000	6,377,328
Reynolds American, Inc.
7.250%, 06/01/13	1,000	1,124,672
Royal Bank of Canada
5.650%, 07/20/11	2,200	2,310,812
2.100%, 07/29/13	4,500	4,616,438
RR Donnelley & Sons Co.
4.950%, 04/01/14	2,000	2,049,876
Ryder System, Inc.
5.000%, 06/15/12	900	951,971
6.000%, 03/01/13	600	650,038
Safeway, Inc.
4.950%, 08/16/10	600	600,628

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

5.800%, 08/15/12	$ 500	$542,772
5.625%, 08/15/14	1,000	1,110,934
Sara Lee Corp.
6.250%, 09/15/11	1,100	1,161,436
3.875%, 06/15/13	1,500	1,588,680
Saskatchewan, Province of Canada
7.375%, 07/15/13	5,000	5,863,525
Scottish Power, Ltd.
5.375%, 03/15/15	3,000	3,198,507
Smith International, Inc.
8.625%, 03/15/14	1,000	1,195,033
Societe Financement del’Economie Francaise
3.375%, 05/05/14	2,000	2,119,016
2.875%, 09/22/14	3,000	3,130,098
Southern California Edison Co.
5.750%, 03/15/14	800	914,686
Southern Co.
5.300%, 01/15/12	1,600	1,694,923
Southwest Airlines Co.
5.250%, 10/01/14	3,000	3,201,387
Spectra Energy Capital LLC
5.668%, 08/15/14	1,500	1,652,934
St. Jude Medical, Inc.
2.200%, 09/15/13	1,500	1,528,296
3.750%, 07/15/14	2,000	2,128,214
State Street Corp.
4.300%, 05/30/14	3,000	3,246,909
SunTrust Banks, Inc.
5.250%, 11/05/12	3,100	3,270,540
Svensk Exportkredit
4.875%, 09/29/11	1,000	1,050,172
3.250%, 09/16/14	3,000	3,156,558
Tampa Electric Co.
6.375%, 08/15/12	600	652,552
Target Corp.
6.350%, 01/15/11	600	615,454
5.875%, 03/01/12	1,000	1,075,993
TD Ameritrade Holding Corp.
4.150%, 12/01/14	3,000	3,133,410
Thermo Fisher Scientific, Inc.
3.200%, 05/01/15	1,300	1,364,372
Time Warner Cable, Inc.
5.400%, 07/02/12	1,300	1,396,067
6.200%, 07/01/13	800	902,326
Total Capital SA
5.000%, 05/22/12	5,900	6,296,191

	Face Amount	Value†
	(000)

Toyota Motor Credit Corp.
4.250%, 06/27/11	$2,500	$2,559,315
TransCanada Pipelines, Ltd.
4.000%, 06/15/13	800	857,597
3.400%, 06/01/15	4,000	4,200,332
UBS AG
# 3.875%, 01/15/15	3,500	3,593,558
Unilever Capital Corp.
3.650%, 02/15/14	1,650	1,758,801
Union Pacific Corp.
6.650%, 01/15/11	1,100	1,126,828
United Technologies Corp.
6.100%, 05/15/12	1,600	1,738,427
UnitedHealth Group, Inc.
5.250%, 03/15/11	1,100	1,126,607
Valero Energy Corp.
6.875%, 04/15/12	1,600	1,718,738
4.500%, 02/01/15	2,000	2,112,292
Veolia Environnement
5.250%, 06/03/13	800	875,543
Verizon Communications, Inc.
4.350%, 02/15/13	600	646,577
5.250%, 04/15/13	3,500	3,867,650
Wal-Mart Stores, Inc.
7.250%, 06/01/13	1,000	1,166,335
3.200%, 05/15/14	6,000	6,361,236
2.875%, 04/01/15	5,900	6,162,580
Walt Disney Co. (The)
4.700%, 12/01/12	500	543,157
4.500%, 12/15/13	1,100	1,220,787
Waste Management, Inc.
6.375%, 11/15/12	655	721,334
5.000%, 03/15/14	258	282,300
Weatherford International, Ltd.
4.950%, 10/15/13	1,045	1,104,764
WellPoint Health Networks, Inc.
6.375%, 01/15/12	600	639,607
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,600	2,799,215
Western Union Co. (The)
6.500%, 02/26/14	600	681,406
Westpac Securities, Ltd.
3.450%, 07/28/14	1,000	1,064,500
WR Berkley Corp.
5.875%, 02/15/13	1,000	1,045,412
Yum! Brands, Inc.
8.875%, 04/15/11	820	862,703

TOTAL BONDS		622,612,190

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $19,925,000 FNMA 3.901%(r), 02/25/39, valued at $10,494,324) to be repurchased at $10,338,164	$10,338	$10,338,000

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (2.4%)
§@ DFA Short Term Investment Fund	16,000,000	$ 16,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by FNMA 7.000%, 10/01/38, valued at $426,340) to be repurchased at $417,987	$418	417,980

TOTAL SECURITIES LENDING COLLATERAL		16,417,980

TOTAL INVESTMENTS — (100.0%) (Cost $649,633,406)##		$673,352,188

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$ 23,984,018	—	$ 23,984,018
Bonds	—	622,612,190	—	622,612,190
Temporary Cash Investments	—	10,338,000	—	10,338,000
Securities Lending Collateral	—	16,417,980	—	16,417,980

TOTAL	—	$673,352,188	—	$673,352,188

See accompanying Notes to Schedules of Investments.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (8.5%)
Federal Farm Credit Bank
4.800%, 02/13/23	$900	$987,284
Federal Home Loan Mortgage Corporation
3.750%, 03/27/19	900	952,449
Tennessee Valley Authority
5.500%, 07/18/17	750	887,201

TOTAL AGENCY OBLIGATIONS		2,826,934

BONDS — (82.2%)
Abbott Laboratories
5.125%, 04/01/19	250	281,899
Aflac, Inc.
# 8.500%, 05/15/19	200	246,015
Agilent Technologies, Inc.
5.000%, 07/15/20	215	221,109
Allstate Corp. (The)
7.450%, 05/16/19	185	222,417
Altria Group, Inc.
9.250%, 08/06/19	170	218,727
American Express Co.
8.125%, 05/20/19	170	216,034
Ameriprise Financial, Inc.
7.300%, 06/28/19	185	222,988
Amgen, Inc.
4.500%, 03/15/20	220	237,635
Apache Corp.
6.900%, 09/15/18	175	214,484
Associates Corp. of North America
6.950%, 11/01/18	190	207,133
AT&T, Inc.
5.800%, 02/15/19	190	218,254
Bank Nederlandse Gemeenten
5.125%, 10/05/16	575	655,913
Bank of New York Mellon Corp. (The)
5.450%, 05/15/19	600	679,535
Barclays Bank P.L.C.
5.125%, 01/08/20	210	217,826
BB&T Corp.
6.850%, 04/30/19	200	237,611
Boeing Capital Corp.
4.700%, 10/27/19	200	217,430
CA, Inc.
5.375%, 12/01/19	200	212,256
Canadian National Railway Co.
5.550%, 03/01/19	190	216,264

	Face Amount	Value†
	(000)

Caterpillar Financial Services Corp.
5.450%, 04/15/18	$190	$214,509
CBS Corp.
5.750%, 04/15/20	200	219,289
Chubb Corp.
5.750%, 05/15/18	190	214,451
CIGNA Corp.
5.375%, 03/15/17	225	244,102
Cisco Systems, Inc.
4.450%, 01/15/20	225	240,942
Cliffs Natural Resources, Inc.
5.900%, 03/15/20	200	216,612
Coca-Cola Co. (The)
5.350%, 11/15/17	210	242,706
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	170	234,893
Commonwealth Bank of Australia
5.000%, 03/19/20	625	661,329
ConocoPhillips
4.600%, 01/15/15	200	221,570
Consolidated Edison Co. of New York, Inc.
6.650%, 04/01/19	100	122,869
Credit Suisse
5.300%, 08/13/19	200	219,332
Dell, Inc.
5.875%, 06/15/19	190	216,509
Deutsche Telekom International Finance BV
6.750%, 08/20/18	185	218,482
Diageo Capital P.L.C.
4.828%, 07/15/20	200	217,240
Dow Chemical Co. (The)
5.700%, 05/15/18	200	213,920
Duke Energy Corp.
5.050%, 09/15/19	250	272,726
E.I. Du Pont de Nemours & Co.
4.625%, 01/15/20	200	216,624
Eaton Corp.
6.950%, 03/20/19	175	216,526
Eksportfinans
5.500%, 06/26/17	700	808,853
Enterprise Products Operating LLC
5.200%, 09/01/20	200	214,255

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

General Electric Capital Corp.
5.500%, 01/08/20	$200	$215,736
Georgia Power Co.
4.250%, 12/01/19	210	221,455
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/18	225	260,283
Goldman Sachs Group, Inc. (The)
6.000%, 06/15/20	200	215,096
Halliburton Co.
6.150%, 09/15/19	190	217,651
Hartford Financial Services Group, Inc.
5.500%, 03/30/20	210	208,635
Hess Corp.
8.125%, 02/15/19	165	212,261
Indiana Michigan Power Co.
7.000%, 03/15/19	235	281,064
International Game Technology
7.500%, 06/15/19	185	216,186
International Paper Co.
7.500%, 08/15/21	180	215,929
John Deere Capital Corp.
5.500%, 04/13/17	210	239,097
JPMorgan Chase & Co.
4.950%, 03/25/20	210	221,068
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	200	222,392
Kommunalbanken
2.750%, 05/05/15	650	669,688
Kreditanstalt fuer Wiederaufbau
5.000%, 10/31/14	575	652,712
Landwirtschaftliche Rentenbank
3.125%, 07/15/15	650	680,928
Lincoln National Corp.
6.250%, 02/15/20	180	192,089
Loews Corp.
5.250%, 03/15/16	190	208,387
Marathon Oil Corp.
5.900%, 03/15/18	250	280,314
Marsh & McLennan Cos., Inc.
9.250%, 04/15/19	225	289,172
McDonald’s Corp.
5.350%, 03/01/18	190	218,958
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	200	223,428
MetLife, Inc.
7.717%, 02/15/19	175	214,501

	Face Amount	Value†
	(000)

Microsoft Corp.
4.200%, 06/01/19	$625	$679,717
Morgan Stanley
7.300%, 05/13/19	190	214,479
NASDAQ OMX Group, Inc. (The)
5.550%, 01/15/20	210	215,040
National City Corp.
4.900%, 01/15/15	227	246,624
Nisource Finance Corp.
6.125%, 03/01/22	200	220,138
Nokia Oyj
5.375%, 05/15/19	210	224,134
Nomura Holdings, Inc.
6.700%, 03/04/20	200	221,022
Nordic Investment Bank
2.500%, 07/15/15	650	668,422
Northrop Grumman Corp.
5.050%, 08/01/19	225	249,494
Ontario, Province of Canada
4.750%, 01/19/16	600	675,421
Oracle Corp.
5.000%, 07/08/19	200	223,478
Pfizer, Inc.
6.200%, 03/15/19	225	271,505
Pitney Bowes, Inc.
6.250%, 03/15/19	185	210,588
Prudential Financial, Inc.
5.375%, 06/21/20	220	228,555
Quest Diagnostics, Inc.
4.750%, 01/30/20	225	229,130
Reinsurance Group of America, Inc.
5.625%, 03/15/17	200	210,427
Royal Bank of Scotland Group P.L.C.
6.400%, 10/21/19	225	237,679
Sempra Energy
9.800%, 02/15/19	160	216,707
Svensk Exportkredit
3.250%, 09/16/14	625	657,616
Target Corp.
5.875%, 07/15/16	185	220,387
TD Ameritrade Holding Corp.
5.600%, 12/01/19	200	214,061
Telefonica Emisiones SAU
5.877%, 07/15/19	200	221,228
Thermo Fisher Scientific, Inc.
3.200%, 05/01/15	225	236,141

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Time Warner Cable, Inc.
8.750%, 02/14/19	$170	$218,786
TransCanada Pipelines, Ltd.
7.125%, 01/15/19	175	217,319
Travelers Cos., Inc. (The)
5.800%, 05/15/18	190	211,065
UBS AG
3.875%, 01/15/15	215	220,747
Valero Energy Corp.
9.375%, 03/15/19	175	222,292
Verizon Communications, Inc.
8.750%, 11/01/18	165	217,817
Wachovia Corp.
5.750%, 02/01/18	190	212,788
Wal-Mart Stores, Inc.
3.625%, 07/08/20	675	678,299
Western Union Co. (The)
6.500%, 02/26/14	190	215,778
Westpac Banking Corp.
4.875%, 11/19/19	650	685,629

TOTAL BONDS		27,260,812

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (8.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $6,365,000 FHLMC 6.50%, 09/01/37, valued at $3,003,678) to be repurchased at $2,959,047	$2,959	$2,959,000

SECURITIES LENDING COLLATERAL — (0.4%)
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by FNMA 7.000%, 10/01/38, valued at $129,540) to be repurchased at $127,002	127	127,000

TOTAL INVESTMENTS — (100.0%) (Cost $33,082,604)##		$33,173,746

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$2,826,934	—	$2,826,934
Bonds	—	27,260,812	—	27,260,812
Temporary Cash Investments	—	2,959,000	—	2,959,000
Securities Lending Collateral	—	127,000	—	127,000

TOTAL	—	$33,173,746	—	$33,173,746

See accompanying Notes to Schedules of Investments.

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (77.5%)
Consumer Discretionary — (12.5%)
*1-800-FLOWERS.COM, Inc.	600	$1,338
#Aaron’s, Inc.	1,500	27,240
#Abercrombie & Fitch Co.	400	14,776
*AC Moore Arts & Crafts, Inc.	1,100	2,706
Advance Auto Parts, Inc.	400	21,412
#*Aeropostale, Inc.	1,075	30,562
*AFC Enterprises, Inc.	500	4,735
*AH Belo Corp.	600	4,644
*Aldila, Inc.	200	822
#*Amazon.com, Inc.	1,100	129,679
*American Apparel, Inc.	700	1,127
#*American Axle & Manufacturing Holdings, Inc.	1,500	13,965
#American Eagle Outfitters, Inc.	3,112	38,309
*America’s Car-Mart, Inc.	400	9,312
#*Amerigon, Inc.	300	2,970
#*AnnTaylor Stores Corp.	1,200	21,048
*Apollo Group, Inc. Class A	400	18,452
#Arbitron, Inc.	300	8,670
#*Asbury Automotive Group, Inc.	1,000	13,460
*Atrinsic, Inc.	338	269
*Audiovox Corp. Class A	1,100	8,195
#*AutoNation, Inc.	2,700	65,961
#*Autozone, Inc.	200	42,314
*Ballantyne Strong, Inc.	500	3,860
#Barnes & Noble, Inc.	1,700	22,049
*Beasley Broadcast Group, Inc.	300	1,671
bebe stores, inc.	1,700	10,115
#*Bed Bath & Beyond, Inc.	800	30,304
#*Belo Corp.	3,600	21,780
Best Buy Co., Inc.	1,140	39,512
Big 5 Sporting Goods Corp.	1,100	15,114
*Big Lots, Inc.	1,500	51,465
#*Biglari Holdings, Inc.	50	14,525
#*Blockbuster, Inc. Class A	1,220	220
#*Blue Nile, Inc.	200	10,180
*Bluegreen Corp.	500	1,475
Blyth, Inc.	275	10,876
Bob Evans Farms, Inc.	1,000	26,220
*Bon-Ton Stores, Inc. (The)	300	2,868
#Books-A-Million, Inc.	600	3,888
#*BorgWarner, Inc.	1,400	61,404
Brinker International, Inc.	1,600	25,152
#*Brookfield Homes Corp.	1,400	10,430
Brown Shoe Co., Inc.	1,300	19,006
#Buckle, Inc.	500	13,775
#*Buffalo Wild Wings, Inc.	400	17,056
#*Cabela’s, Inc.	1,300	20,267
Cablevision Systems Corp.	600	16,446
*Cache, Inc.	600	3,096
#Callaway Golf Co.	1,780	12,015
#*Career Education Corp.	1,700	41,531
*Caribou Coffee Co., Inc.	600	6,372
#*CarMax, Inc.	1,400	29,540
*Carmike Cinemas, Inc.	300	2,193
#Carnival Corp.	6,000	208,080
*Carriage Services, Inc.	700	3,276
*Carrols Restaurant Group, Inc.	300	1,554
#*Carter’s, Inc.	1,000	24,240

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Casual Male Retail Group, Inc.	800	$2,768
Cato Corp. Class A	900	20,952
#*Cavco Industries, Inc.	200	7,012
CBS Corp.	200	3,008
CBS Corp. Class B	6,600	97,548
*CEC Entertainment, Inc.	500	17,365
#*Charming Shoppes, Inc.	600	2,688
*Cheesecake Factory, Inc.	2,000	46,880
#Chico’s FAS, Inc.	1,100	10,307
*Children’s Place Retail Stores, Inc. (The)	300	12,555
#*Chipotle Mexican Grill, Inc.	160	23,664
#Choice Hotels International, Inc.	700	23,107
Christopher & Banks Corp.	700	5,173
*Citi Trends, Inc.	200	6,278
*Clear Channel Outdoor Holdings, Inc.	2,200	24,222
Coach, Inc.	500	18,485
#*Coinstar, Inc.	958	43,589
*Coldwater Creek, Inc.	2,377	9,318
#Columbia Sportswear Co.	1,000	49,010
Comcast Corp. Class A	10,200	198,594
Comcast Corp. Special Class A	6,900	127,374
#*Conn’s, Inc.	700	3,682
#Cooper Tire & Rubber Co.	1,900	41,059
*Core-Mark Holding Co., Inc.	200	6,104
#*Corinthian Colleges, Inc.	2,500	22,750
#Cracker Barrel Old Country Store, Inc.	400	19,592
*Craftmade International, Inc.	72	414
#*Crocs, Inc.	4,200	53,886
CSS Industries, Inc.	300	5,406
*Culp, Inc.	500	5,210
*Cybex International, Inc.	500	865
#Darden Restaurants, Inc.	700	29,323
#*Deckers Outdoor Corp.	600	30,534
#DeVry, Inc.	300	16,140
#*Dick’s Sporting Goods, Inc.	900	23,679
#Dillard’s, Inc.	3,200	74,048
#*DineEquity, Inc.	900	32,814
#*DIRECTV Class A	1,602	59,530
*Discovery Communications, Inc.	2,700	92,826
DISH Network Corp.	300	6,024
*Dixie Group, Inc.	400	1,316
#*Dollar Tree, Inc.	600	26,592
*Domino’s Pizza, Inc.	600	7,674
*Dorman Products, Inc.	200	4,668
#DR Horton, Inc.	2,300	25,346
*Dress Barn, Inc. (The)	1,482	36,605
#*Drew Industries, Inc.	600	12,678
#*DSW, Inc.	100	2,661
#*E.W. Scripps Co. (The) Class A	2,065	16,231
#*Eastman Kodak Co.	4,011	15,924
#Emerson Radio Corp.	700	1,575
*Emmis Communications Corp. Class A	1,000	1,960
#*Entercom Communications Corp.	700	5,866
*Entravision Communications Corp.	2,100	4,536
#Ethan Allen Interiors, Inc.	1,000	15,340
#*Exide Technologies	3,200	19,264
Family Dollar Stores, Inc.	700	28,945
*Famous Dave’s of America, Inc.	400	3,196
#*Federal-Mogul Corp.	2,600	46,644
Finish Line, Inc. Class A	2,300	32,913
#Foot Locker, Inc.	7,000	95,130

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Ford Motor Co.	48,399	$618,055
*Fossil, Inc.	1,600	63,360
*Fuel Systems Solutions, Inc.	500	15,205
*Furniture Brands International, Inc.	2,300	12,696
#*GameStop Corp. Class A	2,600	52,130
*GameTech International, Inc.	300	180
#Gannett Co., Inc.	2,600	34,268
Gap, Inc.	2,200	39,842
#Garmin, Ltd.	150	4,277
#*Gaylord Entertainment Co.	1,200	34,788
*Genesco, Inc.	600	16,374
Gentex Corp.	1,600	30,832
Genuine Parts Co.	2,300	98,509
#*G-III Apparel Group, Ltd.	900	23,220
*Goodyear Tire & Rubber Co.	1,300	13,871
*Gray Television, Inc.	1,900	4,940
*Great Wolf Resorts, Inc.	1,400	3,108
#*Group 1 Automotive, Inc.	500	13,860
Guess?, Inc.	300	10,710
#*Gymboree Corp.	500	21,650
H&R Block, Inc.	1,300	20,384
*Hanesbrands, Inc.	700	17,535
#Harley-Davidson, Inc.	1,300	35,399
*Harman International Industries, Inc.	200	6,082
Harte-Hanks, Inc.	1,200	13,536
Hasbro, Inc.	600	25,290
*Hawk Corp.	440	12,861
*Helen of Troy, Ltd.	709	16,988
Hillenbrand, Inc.	1,000	22,090
*Hollywood Media Corp.	900	1,008
Home Depot, Inc.	6,500	185,315
Hooker Furniture Corp.	200	2,364
#*Hovnanian Enterprises, Inc.	1,700	7,429
*Iconix Brand Group, Inc.	3,200	52,672
#International Speedway Corp.	1,100	28,490
*Interpublic Group of Cos., Inc. (The)	7,100	64,894
*Interval Leisure Group, Inc.	900	12,519
*iRobot Corp.	900	18,324
#*ITT Educational Services, Inc.	200	16,148
*J. Alexander’s Corp.	150	706
J.C. Penney Co., Inc.	1,600	39,408
#*Jack in the Box, Inc.	2,000	41,260
*Jackson Hewitt Tax Service, Inc.	900	999
#*JAKKS Pacific, Inc.	1,000	15,780
*Jo-Ann Stores, Inc.	700	29,323
Johnson Controls, Inc.	3,300	95,073
#*Johnson Outdoors, Inc.	300	3,819
Jones Apparel Group, Inc.	200	3,488
#*Jos. A. Bank Clothiers, Inc.	800	46,944
*Journal Communications, Inc.	2,100	9,996
#*K12, Inc.	300	7,815
#KB Home	2,000	22,760
*Kenneth Cole Productions, Inc. Class A	500	6,715
*Knology, Inc.	400	4,520
*Kohl’s Corp.	1,100	52,459
*Kona Grill, Inc.	280	1,002
#*Krispy Kreme Doughnuts, Inc.	600	2,364
KSW, Inc.	300	924
#*K-Swiss, Inc. Class A	500	5,975
*Lakeland Industries, Inc.	200	1,802
#*Lamar Advertising Co.	300	8,205

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lazare Kaplan International, Inc.	300	$258
*La-Z-Boy, Inc.	800	6,848
*Leapfrog Enterprises, Inc.	1,700	8,636
*Learning Tree International, Inc.	500	5,800
#*Lee Enterprises, Inc.	2,000	5,880
Leggett & Platt, Inc.	4,600	95,864
#Lennar Corp. Class A	2,500	36,925
*Lennar Corp. Class B Voting	240	3,036
*Libbey, Inc.	600	7,506
#*Liberty Global, Inc. Class A	2,000	58,500
#*Liberty Global, Inc. Series C	1,600	46,800
*Liberty Media Corp. Capital Series A	4,600	214,544
#*Liberty Media Corp. Interactive Class A	18,000	203,760
*Liberty Media-Starz Corp. Series A	820	45,010
#*Life Time Fitness, Inc.	400	14,544
*Lifetime Brands, Inc.	500	7,345
Limited Brands, Inc.	3,700	94,868
*LIN TV Corp. Class A	800	4,680
*Lincoln Educational Services Corp.	800	16,872
Lithia Motors, Inc.	400	3,520
#*Live Nation Entertainment, Inc.	2,100	19,383
*LKQ Corp.	2,000	39,560
#*LodgeNet Interactive Corp.	400	1,440
Lowe’s Cos., Inc.	12,000	248,880
*Luby’s, Inc.	1,000	5,200
*M/I Homes, Inc.	500	5,275
Macy’s, Inc.	6,200	115,630
*Madison Square Garden, Inc.	150	2,886
*Maidenform Brands, Inc.	500	12,415
Marcus Corp.	900	10,980
#*Marine Products Corp.	1,100	6,699
Marriott International, Inc. Class A	606	20,549
#*Martha Stewart Living Omnimedia, Inc.	1,300	6,565
Mattel, Inc.	1,700	35,972
Matthews International Corp. Class A	900	32,499
#*McClatchy Co. (The)	2,201	7,704
McDonald’s Corp.	2,200	153,406
#McGraw-Hill Cos., Inc.	300	9,207
#MDC Holdings, Inc.	1,700	49,504
#*Media General, Inc.	1,100	11,363
*Mediacom Communications Corp.	900	6,606
#Men’s Wearhouse, Inc. (The)	1,800	35,028
Meredith Corp.	900	28,575
*Meritage Homes Corp.	1,200	21,096
*Midas, Inc.	200	1,760
#*Modine Manufacturing Co.	1,700	17,255
#*Mohawk Industries, Inc.	1,580	77,309
#Monro Muffler Brake, Inc.	650	26,676
*Morgans Hotel Group Co.	500	3,705
#*Morningstar, Inc.	540	24,305
*Movado Group, Inc.	600	6,816
*Nathan’s Famous, Inc.	200	3,154
#*Netflix, Inc.	400	41,020
*New York & Co., Inc.	500	1,115
#*New York Times Co. Class A (The)	5,000	43,700
#Newell Rubbermaid, Inc.	4,200	65,100
#News Corp. Class A	12,600	164,430
#News Corp. Class B	7,560	111,812
NIKE, Inc. Class B	700	51,548
Nordstrom, Inc.	500	17,000
#Nutri/System, Inc.	200	3,912

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*O’Charley’s, Inc.	900	$6,273
*Office Depot, Inc.	11,700	50,544
#*OfficeMax, Inc.	700	10,003
Omnicom Group, Inc.	800	29,808
*Orbitz Worldwide, Inc.	400	1,804
#*O’Reilly Automotive, Inc.	2,500	123,200
#*Orleans Homebuilders, Inc.	500	55
*Outdoor Channel Holdings, Inc.	1,000	5,680
#*Overstock.com, Inc.	300	5,931
Oxford Industries, Inc.	600	13,440
#P.F. Chang’s China Bistro, Inc.	800	33,120
#*Pacific Sunwear of California, Inc.	2,300	9,292
#*Palm Harbor Homes, Inc.	700	1,575
*Panera Bread Co.	500	39,105
*Papa John’s International, Inc.	500	12,665
#*Peet’s Coffee & Tea, Inc.	400	16,252
#*Penske Automotive Group, Inc.	2,600	36,400
*Perry Ellis International, Inc.	400	8,956
PetSmart, Inc.	700	21,735
Phillips-Van Heusen Corp.	1,300	67,457
#*Pier 1 Imports, Inc.	1,400	9,786
Polaris Industries, Inc.	301	17,970
#Polo Ralph Lauren Corp.	300	23,703
*Premier Exhibitions, Inc.	300	354
#*Pre-Paid Legal Services, Inc.	268	13,148
*Priceline.com, Inc.	200	44,880
Primedia, Inc.	1,600	4,832
*Princeton Review, Inc.	800	1,992
#*Pulte Group, Inc.	5,960	52,329
*Quiksilver, Inc.	6,400	28,608
#*Radio One, Inc.	600	660
#RadioShack Corp.	3,000	64,620
*RC2 Corp.	500	8,275
*RCN Corp.	800	11,952
*Red Lion Hotels Corp.	600	4,470
#*Red Robin Gourmet Burgers, Inc.	700	14,938
#Regis Corp.	2,200	33,506
#*Rent-A-Center, Inc.	2,300	50,577
#*Rentrak Corp.	200	5,178
RG Barry Corp.	300	3,555
#Ross Stores, Inc.	500	26,330
*Royal Caribbean Cruises, Ltd.	1,100	31,746
*Rubio’s Restaurants, Inc.	200	1,732
*Ruby Tuesday, Inc.	1,500	15,330
#*Ruth’s Hospitality Group, Inc.	1,295	5,232
#Ryland Group, Inc. (The)	200	3,264
*Saga Communications, Inc.	100	2,240
#*Saks, Inc.	800	6,568
*Salem Communications Corp.	400	1,364
#*Sally Beauty Holdings, Inc.	2,700	25,542
Scripps Networks Interactive, Inc.	800	34,104
#*Sears Holdings Corp.	900	63,900
Service Corp. International	13,400	114,168
#Sherwin-Williams Co.	600	41,490
*Shiloh Industries, Inc.	700	6,776
#*Shutterfly, Inc.	300	7,524
*Sinclair Broadcast Group, Inc. Class A	1,900	11,476
#*Skechers U.S.A., Inc. Class A	700	25,963
Skyline Corp.	400	8,032
#*Smith & Wesson Holding Corp.	400	1,540
Snap-On, Inc.	1,600	71,472

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Sonic Automotive, Inc.	1,600	$15,824
*Sonic Corp.	1,000	8,800
Sotheby’s Class A	1,600	43,408
*Spanish Broadcasting System, Inc.	1,000	1,130
#Spartan Motors, Inc.	1,100	4,719
#Speedway Motorsports, Inc.	1,500	20,580
Stage Stores, Inc.	900	9,900
Standard Motor Products, Inc.	402	3,940
#*Standard Pacific Corp.	4,600	18,400
*Stanley Black & Decker, Inc.	2,247	130,371
Staples, Inc.	2,120	43,100
#Starbucks Corp.	700	17,395
#Starwood Hotels & Resorts Worldwide, Inc.	700	33,915
*Stein Mart, Inc.	1,800	13,896
#*Steven Madden, Ltd.	750	28,973
#Stewart Enterprises, Inc.	2,000	10,740
#Sturm Ruger & Co., Inc.	500	7,000
#Superior Industries International, Inc.	800	11,512
#Systemax, Inc.	988	16,164
*Tandy Brands Accessories, Inc.	100	370
Tandy Leather Factory, Inc.	300	1,290
#Target Corp.	3,000	153,960
#*Tempur-Pedic International, Inc.	700	21,469
#*Tenneco, Inc.	1,300	35,880
#*Texas Roadhouse, Inc.	2,200	29,656
Thor Industries, Inc.	900	25,056
Tiffany & Co.	600	25,242
*Timberland Co. Class A	1,000	17,620
Time Warner Cable, Inc.	3,380	193,235
Time Warner, Inc.	13,666	429,932
TJX Cos., Inc. (The)	900	37,368
#*Toll Brothers, Inc.	2,600	45,136
#Tractor Supply Co.	700	48,657
*True Religion Apparel, Inc.	700	17,206
#*TRW Automotive Holdings Corp.	5,300	185,977
#*Tuesday Morning Corp.	600	2,616
Tupperware Corp.	600	23,634
*Under Armour, Inc. Class A	300	11,268
*Unifi, Inc.	2,000	7,840
*Universal Electronics, Inc.	500	8,780
#*Universal Technical Institute, Inc.	500	10,185
*Urban Outfitters, Inc.	1,000	32,160
V.F. Corp.	1,480	117,408
#*Vail Resorts, Inc.	1,000	37,880
*Valassis Communications, Inc.	600	20,742
#Viacom, Inc. Class A	200	7,478
Viacom, Inc. Class B	1,600	52,864
#*Volcom, Inc.	300	4,881
#Walt Disney Co. (The)	23,047	776,453
*Warnaco Group, Inc.	1,300	54,301
*Warner Music Group Corp.	400	1,876
#Weight Watchers International, Inc.	400	10,956
Wendy’s/Arby’s Group, Inc.	3,425	14,933
*Wet Seal, Inc. (The)	4,000	13,520
#Whirlpool Corp.	2,400	199,920
Wiley (John) & Sons, Inc. Class A	940	37,017
*Williams Controls, Inc.	200	1,598
#Williams-Sonoma, Inc.	2,500	66,775
#*Winnebago Industries, Inc.	277	2,895
#Wolverine World Wide, Inc.	900	25,731
#World Wrestling Entertainment, Inc.	700	11,228

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Wyndham Worldwide Corp.	5,000	$127,650
Yum! Brands, Inc.	800	33,040
#*Zale Corp.	200	352
#*Zumiez, Inc.	996	18,227

Total Consumer Discretionary		12,279,593

Consumer Staples — (5.2%)
#Alberto-Culver Co.	2,200	64,394
Alico, Inc.	200	4,872
Andersons, Inc. (The)	700	24,059
#Archer-Daniels-Midland Co.	5,900	161,424
Avon Products, Inc.	900	28,017
*BJ’s Wholesale Club, Inc.	2,000	91,100
#Calavo Growers, Inc.	300	6,336
#Cal-Maine Foods, Inc.	600	18,954
#Campbell Soup Co.	800	28,720
Casey’s General Stores, Inc.	1,800	68,850
*Central Garden & Pet Co.	500	5,205
#*Chiquita Brands International, Inc.	1,600	23,488
#Church & Dwight Co., Inc.	600	39,762
Clorox Co.	500	32,440
#Coca-Cola Co. (The)	4,400	242,484
Coca-Cola Enterprises, Inc.	1,080	30,996
Colgate-Palmolive Co.	900	71,082
ConAgra, Inc.	2,800	65,744
Corn Products International, Inc.	2,800	93,352
Costco Wholesale Corp.	1,300	73,723
*Darling International, Inc.	1,800	14,688
*Dean Foods Co.	2,480	28,421
Del Monte Foods Co.	7,400	102,712
#Diamond Foods, Inc.	500	22,270
*Elizabeth Arden, Inc.	1,200	18,636
*Energizer Holdings, Inc.	500	30,760
#Estee Lauder Cos., Inc.	400	24,900
Farmer Brothers Co.	500	8,440
#Flowers Foods, Inc.	1,700	41,191
General Mills, Inc.	2,000	68,400
#*Great Atlantic & Pacific Tea Co.	1,400	4,844
#*Green Mountain Coffee, Inc.	1,800	55,422
#H.J. Heinz Co.	600	26,688
#*Hain Celestial Group, Inc.	1,300	27,378
#Hershey Co. (The)	600	28,200
Hormel Foods Corp.	2,500	107,300
#*HQ Sustainable Maritime Industries, Inc.	200	850
Ingles Markets, Inc.	300	4,878
Inter Parfums, Inc.	750	13,088
J & J Snack Foods Corp.	600	25,026
J.M. Smucker Co.	1,820	111,803
#*John B. Sanfilippo & Son, Inc.	200	2,808
Kellogg Co.	700	35,035
Kimberly-Clark Corp.	900	57,708
Kraft Foods, Inc.	17,503	511,263
Kroger Co. (The)	1,900	40,242
#Lancaster Colony Corp.	500	25,960
Lance, Inc.	1,000	21,130
*Lifeway Foods, Inc.	200	2,096
#McCormick & Co., Inc.	500	19,665
#*Medifast, Inc.	100	3,024
#Nash-Finch Co.	400	15,728
National Beverage Corp.	700	9,954
*Omega Protein Corp.	700	3,640

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Overhill Farms, Inc.	400	$2,080
*Pantry, Inc.	800	14,400
PepsiCo, Inc.	3,678	238,739
*Pilgrim’s Pride Corp.	1,380	9,453
PriceSmart, Inc.	900	25,200
Procter & Gamble Co. (The)	13,300	813,428
*Ralcorp Holdings, Inc.	800	46,720
*Reddy Ice Holdings, Inc.	800	2,800
#Rocky Mountain Chocolate Factory, Inc.	200	1,896
#Ruddick Corp.	1,800	63,810
Safeway, Inc.	3,600	73,944
Sanderson Farms, Inc.	600	28,050
Sara Lee Corp.	3,400	50,286
*Smart Balance, Inc.	908	3,469
#*Smithfield Foods, Inc.	4,000	57,000
Spartan Stores, Inc.	700	10,052
#SUPERVALU, Inc.	3,800	42,864
#Sysco Corp.	1,300	40,261
Tasty Baking Co.	300	1,989
#Tootsie Roll Industries, Inc.	1,311	33,077
Tyson Foods, Inc. Class A	6,500	113,815
*United Natural Foods, Inc.	1,200	40,476
Wal-Mart Stores, Inc.	11,000	563,090
WD-40 Co.	400	14,544
Weis Markets, Inc.	788	28,250
#*Whole Foods Market, Inc.	3,600	136,692

Total Consumer Staples		5,145,535

Energy — (9.6%)
#*Allis-Chalmers Energy, Inc.	3,400	8,874
#Alon USA Energy, Inc.	2,200	15,158
*Alpha Natural Resources, Inc.	2,367	90,727
Anadarko Petroleum Corp.	4,100	201,556
Apache Corp.	2,969	283,777
Arch Coal, Inc.	1,500	35,535
*Atlas Energy, Inc.	1,200	35,508
#*ATP Oil & Gas Corp.	1,900	20,064
*Atwood Oceanics, Inc.	600	16,320
Baker Hughes, Inc.	2,161	104,311
#*Basic Energy Services, Inc.	800	7,496
#Berry Petroleum Corp. Class A	1,000	29,820
*Bill Barrett Corp.	1,900	67,222
*BioFuel Energy Corp.	1,200	1,836
*Brigham Exploration Co.	1,900	32,794
#*Bristow Group, Inc.	700	23,401
*Bronco Drilling Co., Inc.	500	1,900
#Cabot Oil & Gas Corp.	1,800	54,846
*Cameron International Corp.	756	29,930
CARBO Ceramics, Inc.	600	48,120
*Carrizo Oil & Gas, Inc.	900	17,649
#*Cheniere Energy, Inc.	900	2,574
#Chesapeake Energy Corp.	5,100	107,253
Chevron Corp.	19,500	1,486,095
Cimarex Energy Co.	2,700	185,949
*Clayton Williams Energy, Inc.	300	13,353
*Clean Energy Fuels Corp.	242	4,569
#*Complete Production Services, Inc.	2,100	40,425
*Comstock Resources, Inc.	1,300	32,903
ConocoPhillips	13,100	723,382
Consol Energy, Inc.	600	22,488
*Contango Oil & Gas Co.	300	13,152

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
#*Crosstex Energy, Inc.	2,200	$17,028
#*CVR Energy, Inc.	3,300	26,730
*Dawson Geophysical Co.	200	4,662
#*Delta Petroleum Corp.	1,000	815
#*Denbury Resources, Inc.	2,407	38,127
Devon Energy Corp.	3,400	212,466
#Diamond Offshore Drilling, Inc.	300	17,847
*Dresser-Rand Group, Inc.	1,100	40,931
*Dril-Quip, Inc.	700	36,596
El Paso Corp.	3,600	44,352
#*Energy Partners, Ltd.	62	793
*ENGlobal Corp.	400	892
EOG Resources, Inc.	1,402	136,695
*Evolution Petroleum Corp.	1,000	5,650
Exxon Mobil Corp.	18,260	1,089,757
#*FMC Technologies, Inc.	600	37,968
*Forest Oil Corp.	1,900	54,321
Frontier Oil Corp.	400	4,916
#*FX Energy, Inc.	300	1,056
#General Maritime Corp.	300	1,677
#*Geokinetics, Inc.	100	441
*Global Industries, Ltd.	3,500	16,590
#*GMX Resources, Inc.	400	2,476
*Goodrich Petroleum Corp.	400	4,976
Gulf Island Fabrication, Inc.	520	9,339
#*Gulfmark Offshore, Inc.	1,100	32,384
*Gulfport Energy Corp.	1,200	15,672
Halliburton Co.	1,600	47,808
#*Harvest Natural Resources, Inc.	1,300	10,790
*Helix Energy Solutions Group, Inc.	4,000	37,560
#Helmerich & Payne, Inc.	1,600	64,848
*Hercules Offshore, Inc.	700	1,778
Hess Corp.	2,980	159,698
#*HKN, Inc.	400	1,228
#Holly Corp.	700	18,711
#*Hornbeck Offshore Services, Inc.	1,000	16,830
#*International Coal Group, Inc.	500	2,250
#*ION Geophysical Corp.	5,700	25,023
Lufkin Industries, Inc.	800	32,888
Marathon Oil Corp.	6,200	207,390
#*Mariner Energy, Inc.	2,500	59,725
Massey Energy Co.	1,800	55,044
*Matrix Service Co.	500	4,845
*McMoran Exploration Co.	1,005	10,462
*Mitcham Industries, Inc.	300	2,205
Murphy Oil Corp.	1,941	106,270
*Nabors Industries, Ltd.	300	5,523
National-Oilwell, Inc.	5,200	203,632
*Natural Gas Services Group, Inc.	600	9,930
*Newfield Exploration Co.	2,300	122,958
*Newpark Resources, Inc.	4,300	34,357
Noble Energy, Inc.	2,100	140,826
#*Northern Oil & Gas, Inc.	201	2,951
Occidental Petroleum Corp.	4,400	342,892
*Oceaneering International, Inc.	200	9,896
#*Oil States International, Inc.	1,500	68,910
*OMNI Energy Services Corp.	500	1,345
#Overseas Shipholding Group, Inc.	1,300	50,999
*OYO Geospace Corp.	200	10,704
#*Pacific Ethanol, Inc.	200	116
Panhandle Oil & Gas, Inc.	200	5,978

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Parker Drilling Co.	4,500	$18,810
#*Patriot Coal Corp.	580	6,995
Patterson-UTI Energy, Inc.	5,900	96,937
Peabody Energy Corp.	900	40,635
Penn Virginia Corp.	1,900	36,100
*Petrohawk Energy Corp.	1,700	26,809
*Petroleum Development Corp.	700	20,398
#*PetroQuest Energy, Inc.	2,200	14,608
*PHI, Inc.	400	6,356
*Pioneer Drilling Co.	1,900	12,578
#Pioneer Natural Resources Co.	3,000	173,760
*Plains Exploration & Production Co.	2,100	47,355
*Pride International, Inc.	4,104	97,634
*QEP Resources, Inc.	2,300	79,166
*Quicksilver Resources, Inc.	1,800	22,662
#Range Resources Corp.	600	22,272
#*Rex Energy Corp.	2,000	21,200
*Rosetta Resources, Inc.	2,700	59,589
*Rowan Cos., Inc.	2,000	50,520
#*SandRidge Energy, Inc.	2,028	11,965
#Schlumberger, Ltd.	75	4,474
*SEACOR Holdings, Inc.	800	66,256
*Seahawk Drilling, Inc.	360	3,575
SM Energy Co.	1,200	49,704
Smith International, Inc.	1,432	59,399
Southern Union Co.	1,300	29,341
*Southwestern Energy Co.	600	21,870
#Spectra Energy Corp.	1,200	24,948
*Stone Energy Corp.	1,546	18,181
*SulphCo, Inc.	700	169
Sunoco, Inc.	1,700	60,639
*Superior Energy Services, Inc.	2,300	52,417
#*Superior Well Services, Inc.	1,400	25,998
*Swift Energy Corp.	900	23,337
*T-3 Energy Services, Inc.	600	15,216
#Tesoro Petroleum Corp.	3,400	43,894
*Tetra Technologies, Inc.	3,500	36,470
*TGC Industries, Inc.	578	1,965
Tidewater, Inc.	1,900	77,862
*Toreador Resources Corp.	572	4,216
#*Trico Marine Services, Inc.	500	390
#*Tri-Valley Corp.	300	273
*Union Drilling, Inc.	800	4,744
*Unit Corp.	1,100	44,990
#*USEC, Inc.	2,500	13,825
VAALCO Energy, Inc.	2,600	15,522
Valero Energy Corp.	5,600	95,144
#*Venoco, Inc.	1,000	18,820
#W&T Offshore, Inc.	2,200	20,262
*Warren Resources, Inc.	1,500	4,710
*Westmoreland Coal Co.	200	1,700
#*Whiting Petroleum Corp.	1,500	132,015
Williams Cos., Inc. (The)	1,300	25,233
#World Fuel Services Corp.	1,800	46,890

Total Energy		9,401,312

Financials — (15.7%)
21st Century Holding Co.	200	764
Abington Bancorp, Inc.	800	7,632
Advance America Cash Advance Centers, Inc.	1,700	6,698
*Advanta Corp. Class A	240	1

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Affiliated Managers Group, Inc.	700	$49,581
*Affirmative Insurance Holdings, Inc.	200	782
*Allegheny Corp.	212	63,647
Allstate Corp. (The)	5,200	146,848
*Altisource Portfolio Solutions SA	1,118	31,718
*Amcore Financial, Inc.	514	6
#*American Capital, Ltd.	6,128	31,804
#American Equity Investment Life Holding Co.	1,700	18,360
American Express Co.	2,700	120,528
American Financial Group, Inc.	2,700	79,569
American National Insurance Co.	100	7,828
#*AmeriCredit Corp.	2,842	68,521
#Ameriprise Financial, Inc.	1,000	42,390
*AMERISAFE, Inc.	500	8,980
*AmeriServe Financial, Inc.	560	1,058
#AON Corp.	1,500	56,505
#*Arch Capital Group, Ltd.	426	33,339
#*Asset Acceptance Capital Corp.	1,000	4,490
#Associated Banc-Corp	3,800	51,642
Asta Funding, Inc.	300	2,715
#Astoria Financial Corp.	2,600	34,424
*Atlantic Coast Federal Corp.	150	317
*B of I Holding, Inc.	218	3,405
BancFirst Corp.	497	20,466
*Bancorp, Inc.	400	3,020
#BancorpSouth, Inc.	2,400	35,184
Bank of America Corp.	52,133	731,947
#Bank of Hawaii Corp.	900	44,829
Bank of New York Mellon Corp. (The)	9,400	235,658
Bank of the Ozarks, Inc.	400	14,980
BankFinancial Corp.	800	7,104
Banner Corp.	500	1,175
BB&T Corp.	6,900	171,327
Berkshire Hills Bancorp, Inc.	400	8,076
#BGC Partners, Inc. Class A	900	4,878
BlackRock, Inc.	200	31,498
BOK Financial Corp.	949	46,226
Boston Private Financial Holdings, Inc.	3,200	21,152
Brookline Bancorp, Inc.	2,000	19,360
#Brooklyn Federal Bancorp, Inc.	100	417
Brown & Brown, Inc.	3,200	64,064
Calamos Asset Management, Inc.	200	2,080
Camden National Corp.	200	6,250
Capital City Bank Group, Inc.	600	8,298
Capital One Financial Corp.	4,900	207,417
#Capitol Federal Financial	500	15,715
Cardinal Financial Corp.	700	7,154
*Cardtronics, Inc.	400	5,180
Cash America International, Inc.	1,000	33,500
Cathay General Bancorp	1,600	18,816
*CB Richard Ellis Group, Inc.	1,100	18,700
#Center Bancorp, Inc.	448	3,288
#*Central Pacific Financial Corp.	1,200	1,992
Charles Schwab Corp. (The)	1,920	28,397
#Chemical Financial Corp.	800	17,960
Chubb Corp.	3,412	179,574
#Cincinnati Financial Corp.	3,560	98,078
*Citigroup, Inc.	70,100	287,410
Citizens Community Bancorp, Inc.	300	1,149
*Citizens Republic Bancorp, Inc.	1,600	1,447
#*Citizens, Inc.	1,100	7,348

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
City Holding Co.	600	$17,670
#City National Corp.	2,200	124,674
CME Group, Inc.	400	111,520
#*CNA Financial Corp.	6,800	190,808
*CNA Surety Corp.	1,700	29,325
#CoBiz Financial, Inc.	800	5,048
#Cohen & Steers, Inc.	200	4,460
#Columbia Banking System, Inc.	600	10,968
Comerica, Inc.	2,740	105,106
Commerce Bancshares, Inc.	1,273	49,838
Community Trust Bancorp, Inc.	500	13,740
Consolidated-Tokoma Land Co.	200	5,762
#*Consumer Portfolio Services, Inc.	600	522
#Cullen Frost Bankers, Inc.	920	50,793
#CVB Financial Corp.	4,960	50,493
#Delphi Financial Group, Inc. Class A	1,500	38,925
Dime Community Bancshares, Inc.	1,100	14,410
Discover Financial Services	13,800	210,726
#*Dollar Financial Corp.	600	11,766
Donegal Group, Inc. Class A	700	8,232
*E*Trade Financial Corp.	1,950	28,529
East West Bancorp, Inc.	1,935	30,167
Eaton Vance Corp.	400	11,984
Employers Holdings, Inc.	1,800	27,972
*Encore Capital Group, Inc.	900	19,800
Endurance Specialty Holdings, Ltd.	2,900	111,911
#Enterprise Financial Services Corp.	428	4,383
Erie Indemnity Co.	900	44,127
Everest Re Group, Ltd.	600	46,572
*EzCorp, Inc.	2,100	41,790
#F.N.B. Corp.	2,768	23,722
#FBL Financial Group, Inc. Class A	1,100	24,959
#Federated Investors, Inc.	700	14,854
Fidelity National Financial, Inc.	5,500	81,235
Fifth Third Bancorp	6,006	76,336
*First Acceptance Corp.	1,000	1,720
First American Financial Corp.	2,600	38,350
#First Bancorp	600	10,014
#First Busey Corp.	1,600	7,344
*First Cash Financial Services, Inc.	844	20,239
First Commonwealth Financial Corp.	2,400	12,720
First Community Bancshares, Inc.	400	5,884
First Financial Bancorp	2,700	42,930
#First Financial Bankshares, Inc.	600	29,412
#First Financial Corp.	500	14,185
First Financial Holdings, Inc.	400	5,032
#*First Horizon National Corp.	206	2,363
*First Marblehead Corp. (The)	2,100	5,649
First Mercury Financial Corp.	600	6,876
First Midwest Bancorp, Inc.	1,400	17,612
First Niagara Financial Group, Inc.	4,344	58,253
#*First State Bancorporation	400	62
*FirstCity Financial Corp.	400	2,900
FirstMerit Corp.	3,239	63,841
Flagstone Reinsurance Holdings SA	2,200	24,288
Flushing Financial Corp.	700	8,729
#*FNB United Corp.	395	198
*Forestar Group, Inc.	500	8,055
Franklin Resources, Inc.	500	50,290
#*Frontier Financial Corp.	140	38
#Fulton Financial Corp.	7,240	65,956

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Gallagher (Arthur J.) & Co.	1,800	$45,756
#GAMCO Investors, Inc.	160	6,438
*Genworth Financial, Inc.	2,200	29,876
#German American Bancorp, Inc.	482	8,074
GFI Group, Inc.	800	4,712
Glacier Bancorp, Inc.	1,700	27,166
Goldman Sachs Group, Inc. (The)	3,640	548,985
Great Southern Bancorp, Inc.	500	10,965
#*Greene Bancshares, Inc.	403	4,042
#Greenhill & Co., Inc.	200	13,610
*Guaranty Bancorp	315	350
*Hallmark Financial Services, Inc.	800	8,112
#*Hampton Roads Bankshares, Inc.	322	354
Hancock Holding Co.	1,100	33,561
#Hanover Insurance Group, Inc.	1,900	83,277
Harleysville Group, Inc.	949	29,875
Hartford Financial Services Group, Inc.	3,838	89,848
HCC Insurance Holdings, Inc.	2,600	67,912
#*Heritage Commerce Corp.	600	2,154
Heritage Financial Group	137	1,545
Home Federal Bancorp, Inc.	615	8,026
Horace Mann Educators Corp.	1,500	25,230
#*Horizon Financial Corp.	400	4
#Hudson City Bancorp, Inc.	7,200	89,424
Huntington Bancshares, Inc.	26,880	162,893
IBERIABANK Corp.	700	36,372
#Independent Bank Corp.	618	14,715
#*Integra Bank Corp.	400	296
#*International Assets Holding Corp.	500	8,470
#International Bancshares Corp.	1,400	24,276
#*Intervest Bancshares Corp.	200	658
*Investment Technology Group, Inc.	1,400	21,994
*Investors Bancorp, Inc.	3,825	50,222
#Janus Capital Group, Inc.	2,400	25,152
#Jefferies Group, Inc.	1,900	46,911
Jones Lang LaSalle, Inc.	400	30,984
JPMorgan Chase & Co.	36,609	1,474,611
#*KBW, Inc.	100	2,285
Kearny Financial Corp.	2,300	21,597
#KeyCorp	15,000	126,900
#K-Fed Bancorp	400	3,480
#Lakeland Bancorp, Inc.	800	7,176
Lakeland Financial Corp.	508	10,429
Legacy Bancorp, Inc.	300	2,459
#Legg Mason, Inc.	1,927	55,671
*Leucadia National Corp.	1,800	39,762
#Lincoln National Corp.	4,300	111,972
LNB Bancorp, Inc.	200	1,002
#M&T Bank Corp.	1,600	139,744
MainSource Financial Group, Inc.	700	5,278
*Markel Corp.	200	67,600
MarketAxess Holdings, Inc.	1,096	15,585
*Marlin Business Services Corp.	400	4,472
Marsh & McLennan Cos., Inc.	2,800	65,856
Marshall & Ilsley Corp.	4,800	33,744
*Maui Land & Pineapple Co., Inc.	240	950
#MB Financial, Inc.	1,200	20,808
#*MBIA, Inc.	1,200	10,416
MCG Capital Corp.	2,900	16,791
Meadowbrook Insurance Group, Inc.	1,400	12,824
Medallion Financial Corp.	600	4,206

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Mercer Insurance Group, Inc.	300	$5,004
Mercury General Corp.	1,600	69,008
MetLife, Inc.	6,648	279,615
*MF Global Holdings, Ltd.	700	4,501
#*Midwest Banc Holdings, Inc.	500	7
Montpelier Re Holdings, Ltd.	400	6,504
#Moody’s Corp.	600	14,130
Morgan Stanley	13,180	355,728
*MSCI, Inc.	500	16,135
*Nara Bancorp, Inc.	900	6,453
*NASDAQ OMX Group, Inc. (The)	2,100	40,887
National Interstate Corp.	500	11,155
#National Penn Bancshares, Inc.	2,248	14,972
*Navigators Group, Inc. (The)	600	25,578
NBT Bancorp, Inc.	1,100	24,288
Nelnet, Inc. Class A	1,000	20,160
New England Bancshares, Inc.	200	1,438
New Westfield Financial, Inc.	1,200	9,852
#New York Community Bancorp, Inc.	6,800	117,368
#NewAlliance Bancshares, Inc.	4,900	59,633
Northeast Community Bancorp, Inc.	500	2,850
Northern Trust Corp.	700	32,893
Northwest Bancshares, Inc.	3,600	43,668
NYMAGIC, Inc.	200	5,100
#NYSE Euronext, Inc.	4,100	118,777
OceanFirst Financial Corp.	200	2,532
#*Ocwen Financial Corp.	3,500	36,960
Old National Bancorp	2,100	22,092
#Old Republic International Corp.	7,100	88,821
#Old Second Bancorp, Inc.	400	556
OneBeacon Insurance Group, Ltd.	1,200	19,068
#*optionsXpress Holdings, Inc.	900	14,040
#Oriental Financial Group, Inc.	200	2,832
#*Pacific Mercantile Bancorp	400	1,540
PacWest Bancorp	900	18,837
#Park National Corp.	440	29,515
PartnerRe, Ltd.	600	43,422
#Peoples Bancorp, Inc.	400	6,900
People’s United Financial, Inc.	9,400	130,096
#*PHH Corp.	200	3,982
*Phoenix Cos., Inc. (The)	800	1,920
*PICO Holdings, Inc.	700	21,938
#*Pinnacle Financial Partners, Inc.	500	5,045
*PMA Capital Corp.	900	6,039
*PMI Group, Inc. (The)	600	1,878
#PNC Financial Services Group, Inc.	5,401	320,765
*Popular, Inc.	1,100	3,157
#*Portfolio Recovery Associates, Inc.	500	34,840
#PrivateBancorp, Inc.	700	8,659
*ProAssurance Corp.	1,300	77,363
Progressive Corp.	2,500	49,100
Prosperity Bancshares, Inc.	1,400	47,432
Protective Life Corp.	2,900	65,221
#Provident Financial Services, Inc.	2,100	26,901
Provident New York Bancorp	1,700	15,776
#Prudential Financial, Inc.	4,500	257,805
QC Holdings, Inc.	500	2,055
Radian Group, Inc.	200	1,720
Raymond James Financial, Inc.	2,140	57,095
Regions Financial Corp.	16,700	122,411
#Reinsurance Group of America, Inc.	1,825	87,564

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
RenaissanceRe Holdings, Ltd.	620	$35,476
#Renasant Corp.	700	10,675
Resource America, Inc.	500	2,175
Rewards Network, Inc.	366	5,084
#*Riverview Bancorp, Inc.	500	1,000
#RLI Corp.	860	47,721
Rockville Financial, Inc.	600	7,602
*Rodman & Renshaw Capital Group, Inc.	900	2,682
Rome Bancorp, Inc.	300	2,745
S&T Bancorp, Inc.	1,200	24,360
S.Y. Bancorp, Inc.	500	12,465
Safety Insurance Group, Inc.	500	19,600
#Sanders Morris Harris Group, Inc.	700	3,850
Sandy Spring Bancorp, Inc.	500	8,470
SeaBright Holdings, Inc.	600	4,914
SEI Investments Co.	600	11,508
#Selective Insurance Group, Inc.	1,800	28,008
#Sierra Bancorp	286	3,389
Simmons First National Corp.	700	18,445
#South Financial Group, Inc.	2,400	666
*Southern Community Financial Corp.	501	997
Southside Bancshares, Inc.	464	8,797
#Southwest Bancorp, Inc.	600	8,730
#*St. Joe Co. (The)	405	10,445
StanCorp Financial Group, Inc.	1,400	52,766
State Auto Financial Corp.	1,400	22,022
State Bancorp, Inc.	500	4,790
State Street Corp.	1,300	50,596
#Sterling Bancorp	500	4,880
#Sterling Bancshares, Inc.	2,400	12,456
#Stewart Information Services Corp.	400	3,996
#*Stifel Financial Corp.	916	42,447
#Student Loan Corp.	300	7,530
#Suffolk Bancorp	200	5,422
*Sun Bancorp, Inc.	771	4,117
#SunTrust Banks, Inc.	4,900	127,155
#Susquehanna Bancshares, Inc.	2,316	20,033
#*SVB Financial Group	1,300	56,147
SWS Group, Inc.	600	5,232
#Synovus Financial Corp.	3,400	8,908
T. Rowe Price Group, Inc.	600	28,938
#*Taylor Capital Group, Inc.	400	3,976
#TCF Financial Corp.	2,900	45,936
*TD Ameritrade Holding Corp.	1,800	28,332
*Tejon Ranch Co.	451	10,391
#*Teton Advisors, Inc.	3	28
#*Texas Capital Bancshares, Inc.	900	15,021
#Thomas Properties Group, Inc.	500	1,825
#Tompkins Financial Corp.	330	13,778
#Tower Group, Inc.	700	15,085
*TradeStation Group, Inc.	1,200	7,668
Transatlantic Holdings, Inc.	1,800	86,058
Travelers Cos., Inc. (The)	5,166	260,625
*Tree.com, Inc.	500	3,600
TriCo Bancshares	500	9,435
#Trustco Bank Corp.	2,160	12,571
#Trustmark Corp.	1,900	41,800
U.S. Bancorp	5,500	131,450
UMB Financial Corp.	1,400	52,668
#Umpqua Holdings Corp.	1,900	23,807
#Union First Market Bankshares Corp.	400	5,680

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#United Bankshares, Inc.	1,400	$35,742
*United Community Banks, Inc.	205	636
United Financial Bancorp, Inc.	520	7,743
United Fire & Casualty Co.	1,000	21,440
United Western Bancorp, Inc.	300	252
Unitrin, Inc.	3,100	86,149
Univest Corp. of Pennsylvania	500	8,665
#Unum Group	7,700	175,714
Valley National Bancorp	5,749	83,418
*Virginia Commerce Bancorp, Inc.	440	2,820
Waddell & Reed Financial, Inc.	800	19,064
#Washington Banking Co.	290	4,179
Washington Federal, Inc.	3,100	53,940
Washington Trust Bancorp, Inc.	417	8,073
#Webster Financial Corp.	900	16,776
Wells Fargo & Co.	27,071	750,679
#*West Bancorporation, Inc.	700	4,683
#West Coast Bancorp	659	1,680
#Westamerica Bancorporation	500	26,880
#*Western Alliance Bancorp	600	4,362
#White Mountains Insurance Group, Ltd.	300	94,215
Whitney Holding Corp.	2,000	16,240
#Wilmington Trust Corp.	1,900	19,266
Wilshire Bancorp, Inc.	300	2,259
#Wintrust Financial Corp.	500	15,560
*World Acceptance Corp.	400	16,572
WR Berkley Corp.	3,700	99,937
#Zions Bancorporation	4,300	95,417
*ZipRealty, Inc.	800	2,160

Total Financials		15,351,665

Health Care — (0.0%)
*Accelrys, Inc.	1,326	9,348

Industrials — (12.3%)
#*3D Systems Corp.	200	2,960
3M Co.	1,200	102,648
A.O. Smith Corp.	700	38,276
#AAON, Inc.	560	13,922
*AAR Corp.	1,300	21,840
ABM Industries, Inc.	1,400	30,380
*Acacia Technologies Group	300	4,017
*ACCO Brands Corp.	1,780	10,538
Actuant Corp.	1,600	32,992
Acuity Brands, Inc.	400	16,852
Administaff, Inc.	600	15,636
*Advisory Board Co. (The)	200	8,772
*Aerovironment, Inc.	900	21,519
#*AGCO Corp.	2,100	72,996
#*Air Transport Services Group, Inc.	600	3,186
*AirTran Holdings, Inc.	3,000	14,460
Alamo Group, Inc.	400	9,372
#*Alaska Air Group, Inc.	800	41,272
Albany International Corp.	860	15,781
Alexander & Baldwin, Inc.	1,300	43,615
#*Alliant Techsystems, Inc.	200	13,432
*Allied Defense Group, Inc.	300	1,005
*Altra Holdings, Inc.	1,300	18,850
*Amerco, Inc.	700	47,719
*American Railcar Industries, Inc.	300	4,095
*American Reprographics Co.	300	2,670

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
American Science & Engineering, Inc.	200	$15,836
#*American Superconductor Corp.	600	18,090
#American Woodmark Corp.	300	4,959
Ameron International Corp.	240	14,746
Ametek, Inc.	500	22,135
Ampco-Pittsburgh Corp.	500	12,005
#*AMR Corp.	3,800	26,904
#Apogee Enterprises, Inc.	1,100	12,386
Applied Signal Technologies, Inc.	400	8,304
*Argon ST, Inc.	800	27,576
#Arkansas Best Corp.	1,100	24,827
#*Armstrong World Industries, Inc.	700	25,592
#*ArvinMeritor, Inc.	2,100	34,461
#*Astec Industries, Inc.	700	21,945
*ATC Technology Corp.	800	19,184
*Atlas Air Worldwide Holdings, Inc.	850	49,708
Avery Dennison Corp.	700	25,095
#*Avis Budget Group, Inc.	2,700	33,318
#AZZ, Inc.	300	13,059
#Badger Meter, Inc.	200	7,832
*Baker (Michael) Corp.	300	11,640
#Baldor Electric Co.	2,100	80,262
*Baldwin Technology Co., Inc. Class A	500	625
Barnes Group, Inc.	1,200	22,056
Barrett Business Services, Inc.	300	4,488
*BE Aerospace, Inc.	1,600	47,040
*Beacon Roofing Supply, Inc.	200	3,412
#Belden, Inc.	1,800	43,002
*Blount International, Inc.	1,000	10,650
#*BlueLinx Holdings, Inc.	1,600	5,936
#Boeing Co. (The)	1,900	129,466
#Bowne & Co., Inc.	700	7,917
Brady Co. Class A	1,500	41,715
#Briggs & Stratton Corp.	1,400	26,558
Brink’s Co. (The)	1,497	32,784
*BTU International, Inc.	300	1,680
Bucyrus International, Inc.	800	49,776
#C.H. Robinson Worldwide, Inc.	500	32,600
*CAI International, Inc.	600	7,842
*Capstone Turbine Corp.	600	594
Carlisle Cos., Inc.	1,800	60,624
Cascade Corp.	400	15,268
*Casella Waste Systems, Inc.	700	2,793
#Caterpillar, Inc.	1,400	97,650
#*CBIZ, Inc.	1,800	11,862
CDI Corp.	700	11,760
*CECO Environmental Corp.	200	1,190
*Celadon Group, Inc.	500	7,820
#*Cenveo, Inc.	300	1,848
*Ceradyne, Inc.	600	13,950
#*Chart Industries, Inc.	1,100	19,591
*Cintas Corp.	2,200	58,212
CIRCOR International, Inc.	500	15,640
CLAROC, Inc.	1,100	41,272
*Clean Harbors, Inc.	200	12,632
*Columbus McKinnon Corp.	700	11,011
Comfort Systems USA, Inc.	1,200	13,692
*Commercial Vehicle Group, Inc.	400	4,500
*Consolidated Graphics, Inc.	500	21,485
#*Continental Airlines, Inc.	1,600	40,032
#Con-way, Inc.	1,428	48,109

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Cooper Industries P.L.C.	1,483	$66,957
*Copart, Inc.	580	21,135
*Cornell Cos., Inc.	100	2,793
Corporate Executive Board Co.	300	8,451
*Corrections Corp. of America	3,000	58,710
#*CoStar Group, Inc.	500	21,915
#*Covanta Holding Corp.	4,200	63,294
*CRA International, Inc.	400	7,688
Crane Co.	1,300	46,202
CSX Corp.	4,700	247,784
Cubic Corp.	800	32,416
Cummins, Inc.	500	39,805
Curtiss-Wright Corp.	1,000	30,290
Danaher Corp.	2,000	76,820
Deere & Co.	800	53,344
Deluxe Corp.	700	14,406
Diamond Management & Technology Consultants, Inc.	400	4,340
#*Document Security Systems, Inc.	200	680
#Donaldson Co., Inc.	400	18,988
Dover Corp.	2,500	119,925
Ducommun, Inc.	300	6,267
Dun & Bradstreet Corp. (The)	200	13,672
*DXP Enterprises, Inc.	200	4,106
*Dycom Industries, Inc.	1,300	11,765
*Dynamex, Inc.	300	4,038
Dynamic Materials Corp.	200	2,936
#*Eagle Bulk Shipping, Inc.	2,300	11,132
#Eaton Corp.	700	54,922
*EMCOR Group, Inc.	1,600	41,616
Emerson Electric Co.	1,500	74,310
Encore Wire Corp.	700	14,896
*Energy Conversion Devices, Inc.	800	3,872
*EnerSys	1,600	38,752
Ennis, Inc.	500	8,460
#*EnPro Industries, Inc.	600	17,970
Equifax, Inc.	2,400	75,216
ESCO Technologies, Inc.	800	23,848
*Esterline Technologies Corp.	1,200	61,596
#*Evergreen Solar, Inc.	2,900	1,914
#Expeditors International of Washington, Inc.	800	34,112
*Exponent, Inc.	500	16,505
#Fastenal Co.	600	29,448
Federal Signal Corp.	1,700	10,132
FedEx Corp.	3,668	302,793
*Flanders Corp.	700	2,100
*Flow International Corp.	920	2,502
Flowserve Corp.	200	19,832
Fluor Corp.	600	28,974
Forward Air Corp.	700	20,328
*Franklin Covey Co.	700	4,361
Franklin Electric Co., Inc.	700	21,525
#*FTI Consulting, Inc.	1,000	35,350
*FuelCell Energy, Inc.	1,500	1,965
*Furmanite Corp.	800	3,456
G & K Services, Inc. Class A	800	18,616
Gardner Denver Machinery, Inc.	1,500	76,155
#GATX Corp.	1,600	45,216
#*GenCorp, Inc.	1,200	6,312
#*General Cable Corp.	500	13,270
General Dynamics Corp.	2,100	128,625
General Electric Co.	50,400	812,448

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Genesee & Wyoming, Inc.	1,000	$40,880
#*GEO Group, Inc. (The)	1,500	32,370
*GeoEye, Inc.	600	20,712
#*Gibraltar Industries, Inc.	800	8,632
Goodrich Corp.	700	51,009
#Gorman-Rupp Co. (The)	500	14,970
*GP Strategies Corp.	600	4,530
Graco, Inc.	600	18,942
*Graftech International, Ltd.	1,400	21,952
#Granite Construction, Inc.	400	9,300
Great Lakes Dredge & Dock Corp.	1,000	5,600
*Greenbrier Cos., Inc.	700	9,142
#*H&E Equipment Services, Inc.	400	3,480
Hardinge, Inc.	300	2,538
Harsco Corp.	1,100	25,476
#*Hawaiian Holdings, Inc.	1,200	7,200
#Healthcare Services Group, Inc.	950	21,223
Heartland Express, Inc.	2,700	43,254
#HEICO Corp.	375	14,824
HEICO Corp. Class A	610	17,617
Heidrick & Struggles International, Inc.	400	8,040
*Herley Industries, Inc.	600	9,288
#Herman Miller, Inc.	600	10,320
#*Hertz Global Holdings, Inc.	800	9,392
#*Hexcel Corp.	1,100	20,559
*Hill International, Inc.	900	4,140
HNI Corp.	600	15,504
Honeywell International, Inc.	1,300	55,718
#Horizon Lines, Inc.	800	3,712
*Hub Group, Inc. Class A	1,100	35,365
Hubbell, Inc. Class B	1,400	66,066
*Hudson Highland Group, Inc.	700	3,115
*Hurco Cos., Inc.	200	3,372
*Huron Consulting Group, Inc.	200	4,106
#*Huttig Building Products, Inc.	700	707
IDEX Corp.	2,320	74,634
#*IHS, Inc.	300	18,993
#*II-VI, Inc.	700	23,996
Illinois Tool Works, Inc.	1,600	69,600
#Ingersoll-Rand P.L.C.	3,900	146,094
#*Innerworkings, Inc.	440	3,045
*Innovative Solutions & Support, Inc.	400	2,412
*Insituform Technologies, Inc.	1,400	32,060
Insteel Industries, Inc.	600	5,574
*Integrated Electrical Services, Inc.	500	1,825
#Interface, Inc. Class A	3,000	37,290
*Interline Brands, Inc.	1,100	19,899
International Shipholding Corp.	200	4,988
*Intersections, Inc.	500	2,470
#Iron Mountain, Inc.	2,600	61,542
ITT Industries, Inc.	620	29,214
J.B. Hunt Transport Services, Inc.	720	25,553
*Jacobs Engineering Group, Inc.	400	14,628
#*JetBlue Airways Corp.	5,900	37,937
John Bean Technologies Corp.	329	5,169
Joy Global, Inc.	500	29,685
*Kadant, Inc.	400	7,796
Kaman Corp. Class A	600	13,704
*Kansas City Southern	3,200	117,440
Kaydon Corp.	800	30,392
#*Kelly Services, Inc. Class A	700	10,360

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Kennametal, Inc.	2,300	$62,997
*Key Technology, Inc.	200	2,402
*Kforce, Inc.	1,600	21,616
Kimball International, Inc. Class B	600	3,744
*Kirby Corp.	2,100	80,724
Knight Transportation, Inc.	1,400	29,288
Knoll, Inc.	500	7,015
#*Korn/Ferry International	1,200	16,860
*Kratos Defense & Security Solutions, Inc.	783	8,660
L-3 Communications Holdings, Inc.	1,400	102,256
*LaBarge, Inc.	520	6,516
*Ladish Co., Inc.	500	14,705
Landstar System, Inc.	400	16,216
Lawson Products, Inc.	185	3,295
*Layne Christensen Co.	400	10,084
*LECG Corp.	700	1,498
#Lennox International, Inc.	560	24,455
Lincoln Electric Holdings, Inc.	1,000	55,220
Lindsay Corp.	600	20,868
*LMI Aerospace, Inc.	300	5,166
Lockheed Martin Corp.	900	67,635
LSI Industries, Inc.	700	3,682
*Lydall, Inc.	400	2,860
*M&F Worldwide Corp.	400	11,272
*Manitex International, Inc.	225	470
#Manitowoc Co., Inc. (The)	6,300	65,268
Manpower, Inc.	1,240	59,495
*Marten Transport, Ltd.	600	13,632
#Masco Corp.	5,100	52,428
*MasTec, Inc.	1,900	20,178
McGrath Rentcorp	900	20,988
*Metalico, Inc.	1,567	6,566
Met-Pro Corp.	533	5,495
*MFRI, Inc.	200	1,255
#*Microvision, Inc.	600	1,698
#*Middleby Corp.	379	21,796
Miller Industries, Inc.	300	4,011
#Mine Safety Appliances Co.	1,000	25,050
#*Mobile Mini, Inc.	1,000	17,140
#*Monster Worldwide, Inc.	4,500	61,740
*Moog, Inc.	1,100	39,391
MSC Industrial Direct Co., Inc. Class A	500	25,195
Mueller Industries, Inc.	1,100	27,192
Mueller Water Products, Inc.	1,700	6,460
#NACCO Industries, Inc. Class A	200	17,808
*National Technical Systems, Inc.	300	2,550
*Navigant Consulting, Inc.	2,000	19,680
*NCI Building Systems, Inc.	80	758
*NN, Inc.	700	4,123
#Nordson Corp.	600	37,830
Norfolk Southern Corp.	3,600	202,572
Northrop Grumman Corp.	3,395	199,083
*Northwest Pipe Co.	100	1,817
#*Old Dominion Freight Line, Inc.	800	31,544
Omega Flex, Inc.	169	2,396
*On Assignment, Inc.	1,800	8,694
*Orbital Sciences Corp.	1,400	20,496
*Orion Energy Systems, Inc.	900	2,916
#*Orion Marine Group, Inc.	1,000	12,420
#*Oshkosh Corp.	700	24,066
#Otter Tail Corp.	600	12,330

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Owens Corning	3,200	$100,736
*P.A.M. Transportation Services, Inc.	300	4,386
#Paccar, Inc.	750	34,365
#*Pacer International, Inc.	600	4,944
Parker Hannifin Corp.	800	49,696
Pentair, Inc.	1,740	59,508
*Pinnacle Airlines Corp.	600	3,330
#Pitney Bowes, Inc.	900	21,969
#*PMFG, Inc.	300	5,553
Portec Rail Products, Inc.	240	2,786
*Powell Industries, Inc.	300	9,858
*Power-One, Inc.	4,200	52,206
*PowerSecure International, Inc.	500	5,235
Precision Castparts Corp.	200	24,438
*Quality Distribution, Inc.	700	4,732
Quanex Building Products Corp.	1,300	22,867
*Quanta Services, Inc.	1,200	25,776
R. R. Donnelley & Sons Co.	3,900	65,793
#Raven Industries, Inc.	300	10,509
Raytheon Co.	1,900	87,913
*RBC Bearings, Inc.	1,100	33,737
*RCM Technologies, Inc.	400	2,052
Regal-Beloit Corp.	1,000	60,830
Republic Services, Inc.	4,210	134,131
*Resources Connection, Inc.	900	11,691
Robbins & Myers, Inc.	1,000	23,720
#Robert Half International, Inc.	460	11,583
#Rockwell Automation, Inc.	700	37,905
#Rockwell Collins, Inc.	500	28,580
#Rollins, Inc.	840	18,346
#Roper Industries, Inc.	1,700	106,250
*Rush Enterprises, Inc. Class A	950	14,193
Ryder System, Inc.	2,100	91,707
*Sauer-Danfoss, Inc.	2,300	34,270
Schawk, Inc.	800	11,864
#*School Specialty, Inc.	400	7,668
*Shaw Group, Inc.	800	25,632
#Simpson Manufacturing Co., Inc.	1,600	41,264
#SkyWest, Inc.	2,000	24,900
*SL Industries, Inc.	200	2,728
#Southwest Airlines Co.	15,500	186,775
*Spire Corp.	200	774
*Spirit Aerosystems Holdings, Inc.	2,500	50,875
#SPX Corp.	800	47,648
*Standard Parking Corp.	400	6,824
#Standard Register Co.	700	2,324
Standex International Corp.	300	9,006
#Steelcase, Inc. Class A	2,400	16,584
*Stericycle, Inc.	300	18,900
*Sterling Construction Co., Inc.	400	4,956
Sun Hydraulics, Inc.	200	5,158
*SunPower Corp. Class B	740	8,540
Superior Uniform Group, Inc.	200	2,040
*SYKES Enterprises, Inc.	1,500	23,775
*Sypris Solutions, Inc.	700	2,471
#TAL International Group, Inc.	1,100	29,634
*Taser International, Inc.	900	3,690
*Team, Inc.	700	9,940
*Tecumseh Products Co. Class A	300	3,882
*Teledyne Technologies, Inc.	800	32,824
Tennant Co.	500	18,760

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Terex Corp.	1,200	$23,688
*Tetra Tech, Inc.	1,300	27,261
#Textron, Inc.	2,200	45,672
*Thomas & Betts Corp.	1,500	59,460
*Thomas Group, Inc.	261	144
Timken Co.	4,700	158,014
#Titan International, Inc.	1,230	13,505
Toro Co.	600	31,230
#Towers Watson & Co.	200	8,902
*TRC Cos., Inc.	700	2,205
Tredegar Industries, Inc.	800	13,808
#*Trex Co., Inc.	400	8,680
Trinity Industries, Inc.	1,900	38,703
#Triumph Group, Inc.	500	37,950
*TrueBlue, Inc.	1,500	19,305
*Tutor Perini Corp.	600	11,568
Twin Disc, Inc.	400	5,168
Tyco International, Ltd.	831	31,792
#*UAL Corp.	4,100	97,334
#*Ultralife Corp.	400	1,840
UniFirst Corp.	440	19,342
Union Pacific Corp.	4,900	365,883
United Parcel Service, Inc.	1,300	84,500
*United Stationers, Inc.	800	43,320
United Technologies Corp.	3,100	220,410
#Universal Forest Products, Inc.	600	18,582
*URS Corp.	900	36,351
*US Airways Group, Inc.	2,800	30,380
US Ecology, Inc.	400	5,916
#*USG Corp.	1,800	21,636
Valmont Industries, Inc.	300	21,315
*Versar, Inc.	300	801
Viad Corp.	700	13,930
#*Vicor Corp.	1,200	18,888
Virco Manufacturing Corp.	485	1,426
#*Vishay Precision Group, Inc.	450	5,692
*Volt Information Sciences, Inc.	900	8,037
W.W. Grainger, Inc.	320	35,843
#*Wabash National Corp.	1,000	8,370
#Wabtec Corp.	1,100	49,071
#*Waste Connections, Inc.	2,000	76,340
Waste Management, Inc.	2,400	81,480
#Watsco, Inc. Class A	400	22,284
Watts Water Technologies, Inc.	1,000	32,200
*WCA Waste Corp.	600	2,556
#Werner Enterprises, Inc.	3,600	82,908
*WESCO International, Inc.	600	21,558
#Woodward Governor Co.	1,000	30,240
Total Industrials		12,044,446

Information Technology — (12.4%)
*Actel Corp.	1,000	14,660
*ActivIdentity Corp.	2,047	4,012
Activision Blizzard, Inc.	10,280	122,126
*Actuate Corp.	1,300	6,188
*ADC Telecommunications, Inc.	3,400	43,282
*ADDvantage Technologies Group, Inc.	400	1,128
*Adobe Systems, Inc.	1,100	31,592
*ADPT Corp.	4,700	14,335
Adtran, Inc.	1,000	31,580
*Advanced Analogic Technologies, Inc.	1,200	3,828

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Advanced Energy Industries, Inc.	1,600	$28,176
#*Advanced Micro Devices, Inc.	10,700	80,143
*Advanced Photonix, Inc.	600	329
#*Advent Software, Inc.	400	20,504
*Aehr Test Systems	200	302
*Agilent Technologies, Inc.	700	19,551
Agilysys, Inc.	900	7,137
*Akamai Technologies, Inc.	700	26,852
#Altera Corp.	1,100	30,492
American Software, Inc. Class A	900	4,518
*Amkor Technology, Inc.	1,800	10,386
Amphenol Corp.	600	26,880
*Amtech Systems, Inc.	200	2,012
*Anadigics, Inc.	3,000	13,170
Analog Devices, Inc.	1,300	38,623
*Anaren, Inc.	500	7,910
#*Anixter International, Inc.	800	38,656
#*Ansys, Inc.	500	22,475
*AOL, Inc.	1,187	24,832
*Apple, Inc.	1,600	411,600
Applied Materials, Inc.	4,200	49,560
#*Applied Micro Circuits Corp.	2,450	29,302
*Ariba, Inc.	2,400	38,328
#*Arris Group, Inc.	3,660	34,111
*Arrow Electronics, Inc.	3,400	84,286
*Art Technology Group, Inc.	3,348	12,053
*Aspen Technology, Inc.	1,600	17,488
*Atheros Communications, Inc.	1,000	26,440
*Atmel Corp.	10,600	55,438
#*ATMI, Inc.	1,100	16,324
*Autodesk, Inc.	900	26,586
Automatic Data Processing, Inc.	1,200	49,524
*Aviat Networks, Inc.	949	3,834
*Avid Technology, Inc.	900	11,637
*Avnet, Inc.	2,800	70,420
AVX Corp.	8,500	119,680
*Aware, Inc.	900	2,250
*Axcelis Technologies, Inc.	2,723	4,547
#*AXT, Inc.	800	4,712
Bel Fuse, Inc. Class B	300	7,074
*Benchmark Electronics, Inc.	2,400	40,080
Black Box Corp.	800	24,352
#*Blackboard, Inc.	300	11,391
#*Blue Coat Systems, Inc.	400	8,760
*BMC Software, Inc.	800	28,464
*Bottomline Technologies, Inc.	900	12,753
*Brightpoint, Inc.	2,500	19,800
Broadcom Corp.	900	32,427
Broadridge Financial Solutions, Inc.	800	16,240
*Brocade Communications Systems, Inc.	8,600	42,570
*Brooks Automation, Inc.	2,700	20,601
*Bsquare Corp.	300	933
CA, Inc.	2,200	43,032
#*Cabot Microelectronics Corp.	700	22,883
#*CACI International, Inc.	1,200	56,424
*Cadence Design Systems, Inc.	2,640	18,374
*CalAmp Corp.	500	1,145
*Callidus Software, Inc.	1,100	3,905
#*CEVA, Inc.	1,000	12,770
*Checkpoint Systems, Inc.	1,300	25,961
#*Ciena Corp.	2,100	27,489

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Cirrus Logic, Inc.	1,800	$35,100
*Cisco Sytems, Inc.	11,000	253,770
*Citrix Systems, Inc.	1,000	55,020
*Cogent, Inc.	3,700	33,263
Cognex Corp.	1,140	21,261
*Cognizant Technology Solutions Corp.	800	43,648
#*Coherent, Inc.	1,100	40,722
Cohu, Inc.	600	9,408
*CommScope, Inc.	3,600	73,224
Computer Sciences Corp.	2,700	122,391
*Compuware Corp.	7,100	58,078
*comScore, Inc.	600	11,886
*Comtech Telecommunications Corp.	500	10,785
#*Concur Technologies, Inc.	600	27,768
*Convergys Corp.	5,700	63,669
CoreLogic, Inc.	2,600	52,078
Corning, Inc.	3,600	65,232
*CPI International, Inc.	600	8,442
*Cray, Inc.	400	2,664
*Cree, Inc.	500	35,420
#*CSG Systems International, Inc.	800	15,088
*CyberOptics Corp.	300	2,919
#*Cymer, Inc.	800	26,624
*Cypress Semiconductor Corp.	2,600	27,560
Daktronics, Inc.	500	4,260
#*DealerTrack Holdings, Inc.	700	10,927
*Dell, Inc.	3,100	41,044
*Deltek, Inc.	182	1,365
*DG FastChannel, Inc.	600	22,878
*Dice Holdings, Inc.	700	5,740
Diebold, Inc.	1,900	54,378
*Digi International, Inc.	900	7,479
*Digimarc Corp.	228	4,710
#*Digital River, Inc.	900	23,661
#*Diodes, Inc.	900	15,912
*Dolby Laboratories, Inc.	200	12,694
*Dot Hill Systems Corp.	544	604
*DSP Group, Inc.	600	4,188
DST Systems, Inc.	200	8,216
*DTS, Inc.	300	10,716
*Dynamics Research Corp.	300	2,916
#Earthlink, Inc.	3,100	27,373
*eBay, Inc.	4,100	85,731
#*Ebix, Inc.	300	4,983
#*Echelon Corp.	600	4,554
*EchoStar Corp.	60	1,146
Electro Rent Corp.	900	12,420
*Electro Scientific Industries, Inc.	800	9,184
*Electronic Arts, Inc.	2,300	36,639
*Electronics for Imaging, Inc.	1,600	17,040
*EMC Corp.	6,900	136,551
#*EMCORE Corp.	1,200	1,082
*EMS Technologies, Inc.	520	8,653
*Emulex Corp.	2,400	20,880
*Entegris, Inc.	4,100	18,901
*Entorian Technologies, Inc.	23	46
*Entropic Communications, Inc.	1,500	11,745
*Epicor Software Corp.	1,500	11,610
*EPIQ Systems, Inc.	900	11,718
#*Equinix, Inc.	238	22,255
*Euronet Worldwide, Inc.	1,600	25,120

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Exar Corp.	1,700	$11,883
*ExlService Holdings, Inc.	200	3,726
*Extreme Networks	3,207	9,172
*F5 Networks, Inc.	400	35,132
FactSet Research Systems, Inc.	300	22,500
#Fair Isaac Corp.	1,800	42,930
*Fairchild Semiconductor Corp. Class A	3,600	32,688
*FalconStor Software, Inc.	700	2,149
*Faro Technologies, Inc.	300	6,171
#*FEI Co.	800	15,648
#Fidelity National Information Services, Inc.	4,549	130,420
#*Finisar Corp.	412	6,604
#*First Solar, Inc.	200	25,090
*Fiserv, Inc.	2,400	120,240
*FLIR Systems, Inc.	800	23,808
*FormFactor, Inc.	1,400	13,552
*Forrester Research, Inc.	700	22,596
*Frequency Electronics, Inc.	300	1,530
*Gartner Group, Inc.	900	22,653
*Gerber Scientific, Inc.	900	5,166
*Global Cash Access, Inc.	1,000	4,110
Global Payments, Inc.	500	18,865
*Globecomm Systems, Inc.	1,100	9,053
*Google, Inc.	400	193,940
*GSI Commerce, Inc.	800	18,016
*Hackett Group, Inc.	1,600	5,024
*Harmonic, Inc.	1,400	9,758
Harris Corp.	600	26,718
Heartland Payment Systems, Inc.	400	6,312
*Hewitt Associates, Inc. Class A	500	24,550
Hewlett-Packard Co.	6,500	299,260
*Hittite Microwave Corp.	300	13,788
*Hughes Communications, Inc.	1,100	27,588
#*Hutchinson Technology, Inc.	1,200	4,560
#*Hypercom Corp.	1,600	6,928
*I.D. Systems, Inc.	400	1,104
*IAC/InterActiveCorp	4,007	100,175
iGATE Corp.	1,500	26,625
#*iGo, Inc.	500	850
*Ikanos Communications, Inc.	1,100	1,925
#*Imation Corp.	400	3,728
Imergent, Inc.	200	744
*Immersion Corp.	800	4,424
#*Informatica Corp.	1,000	30,130
*InfoSpace, Inc.	1,000	7,830
*Ingram Micro, Inc.	5,900	97,527
*Innodata Isogen, Inc.	200	588
*Insight Enterprises, Inc.	1,600	23,312
*Integral Systems, Inc.	800	6,048
*Integrated Device Technology, Inc.	6,000	34,860
#*Integrated Silicon Solution, Inc.	836	7,190
Intel Corp.	13,300	273,980
*Interactive Intelligence, Inc.	400	6,472
*Intermec, Inc.	1,700	17,850
*Internap Network Services Corp.	1,600	7,488
International Business Machines Corp.	2,800	359,520
*International Rectifier Corp.	2,700	52,731
*Internet Capital Group, Inc.	1,300	10,946
*Interphase Corp.	200	324
#Intersil Corp.	4,500	51,120
*Intevac, Inc.	700	7,700

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*IntriCon Corp.	200	$1,058
*Intuit, Inc.	600	23,850
*Iteris, Inc.	1,100	1,650
*Itron, Inc.	300	19,521
#*Ixia	2,200	24,156
*IXYS Corp.	1,200	10,596
#*j2 Global Communications, Inc.	700	16,471
Jabil Circuit, Inc.	2,900	42,079
Jack Henry & Associates, Inc.	1,400	35,560
*JDA Software Group, Inc.	1,000	23,500
*JDS Uniphase Corp.	6,600	71,610
#*Juniper Networks, Inc.	1,100	30,558
Keithley Instruments, Inc.	500	5,395
*Kenexa Corp.	800	9,624
*KEY Tronic Corp.	400	2,100
#KLA-Tencor Corp.	1,000	31,670
#*Knot, Inc. (The)	1,100	9,053
*Kopin Corp.	1,717	6,473
*Kulicke & Soffa Industries, Inc.	1,300	8,736
*KVH Industries, Inc.	400	5,592
#*L-1 Identity Solutions, Inc.	2,900	23,664
*Lam Research Corp.	600	25,314
*LaserCard Corp.	200	800
*Lattice Semiconductor Corp.	2,800	15,568
*Lawson Software, Inc.	5,200	41,444
*LeCroy Corp.	400	2,152
Lender Processing Services, Inc.	500	15,970
#*Lexmark International, Inc.	1,600	58,800
#Linear Technology Corp.	940	29,967
*Lionbridge Technologies, Inc.	322	1,584
*Liquidity Services, Inc.	1,100	14,938
#*Littlefuse, Inc.	1,100	39,171
*LoJack Corp.	600	2,118
*LoopNet, Inc.	562	6,429
#*Loral Space & Communications, Inc.	700	33,488
*LSI Corp.	3,300	13,299
#*LTX-Credence Corp.	674	1,887
#*Magma Design Automation, Inc.	400	1,296
*Management Network Group, Inc.	260	712
#*Manhattan Associates, Inc.	706	18,963
#*ManTech International Corp. Class A	600	23,790
Marchex, Inc.	900	4,194
*Mastech Holdings, Inc.	44	162
#MasterCard, Inc. Class A	200	42,008
*Mattson Technology, Inc.	2,300	6,739
Maxim Integrated Products, Inc.	1,000	17,530
Maximus, Inc.	800	48,152
*Maxwell Technologies, Inc.	700	8,848
*McAfee, Inc.	800	26,480
#*MEMC Electronic Materials, Inc.	500	4,780
*Mentor Graphics Corp.	2,900	27,898
*Mercury Computer Systems, Inc.	700	9,240
#Methode Electronics, Inc.	1,500	16,020
Micrel, Inc.	1,800	17,496
#Microchip Technology, Inc.	1,000	30,450
#*Micron Technology, Inc.	14,600	106,288
#*MICROS Systems, Inc.	800	28,624
*Microsemi Corp.	1,700	27,132
Microsoft Corp.	14,500	374,245
#*Microtune, Inc.	1,200	2,868
*MIPS Technologies, Inc.	1,000	5,450

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*MKS Instruments, Inc.	1,700	$36,482
*ModusLink Global Solutions, Inc.	2,200	14,432
Molex, Inc. Class A	1,284	21,700
#*MoneyGram International, Inc.	2,100	5,481
#*Monolithic Power Systems, Inc.	400	7,048
*Monotype Imaging Holdings, Inc.	300	2,496
#*MoSys, Inc.	1,400	6,356
*Motorola, Inc.	27,300	204,477
*MRV Communications, Inc.	2,481	3,153
MTS Systems Corp.	600	17,358
*Multi-Fineline Electronix, Inc.	800	20,272
*NAPCO Security Technologies, Inc.	700	1,211
#National Instruments Corp.	1,000	31,900
National Semiconductor Corp.	1,100	15,180
*NCR Corp.	2,700	36,990
#*NetApp, Inc.	600	25,380
*NETGEAR, Inc.	800	19,200
*NetLogic Microsystems, Inc.	1,000	29,560
#*NetScout Systems, Inc.	1,200	19,020
#*NetSuite, Inc.	694	10,299
*Network Equipment Technologies, Inc.	1,100	3,432
*NeuStar, Inc.	700	16,261
*Nextwave Wireless, Inc.	242	482
NIC, Inc.	700	5,194
*Novatel Wireless, Inc.	700	4,690
*Novell, Inc.	15,600	94,224
*Novellus Systems, Inc.	3,300	88,143
*Nu Horizons Electronics Corp.	700	2,408
#*Nuance Communications, Inc.	2,900	47,879
*Nvidia Corp.	1,350	12,407
*Occam Networks, Inc.	310	1,972
#*Oclaro, Inc.	500	6,165
#*OmniVision Technologies, Inc.	1,900	42,389
#*ON Semiconductor Corp.	2,299	15,518
*Online Resources Corp.	1,300	5,330
*Openwave Systems, Inc.	900	1,827
#*Oplink Communications, Inc.	800	12,888
OPNET Technologies, Inc.	800	12,192
Oracle Corp.	10,700	252,948
#*OSI Systems, Inc.	500	13,895
*PAR Technology Corp.	400	2,392
*Parametric Technology Corp.	2,500	44,850
Park Electrochemical Corp.	600	16,464
#Paychex, Inc.	800	20,792
*PC Connection, Inc.	1,100	7,601
*PC Mall, Inc.	400	1,692
*PC-Tel, Inc.	700	4,431
*PDF Solutions, Inc.	800	3,280
#Pegasystems, Inc.	600	18,456
*Perficient, Inc.	600	5,190
*Performance Technologies, Inc.	400	900
*Pericom Semiconductor Corp.	900	8,226
*Pervasive Software, Inc.	800	3,840
*Phoenix Technologies, Ltd.	300	927
#*Photronics, Inc.	500	2,260
*Planar Systems, Inc.	700	1,645
#Plantronics, Inc.	1,400	41,958
*Plexus Corp.	1,300	37,960
#*PLX Technology, Inc.	900	3,438
*PMC -Sierra, Inc.	3,700	29,970
*Polycom, Inc.	2,600	77,168

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#Power Integrations, Inc.	700	$24,745
*Presstek, Inc.	1,300	3,432
*Progress Software Corp.	1,200	35,880
*PROS Holdings, Inc.	300	2,121
QAD, Inc.	1,013	4,224
*QLogic Corp.	2,100	33,432
QUALCOMM, Inc.	3,800	144,704
*Quantum Corp.	5,700	9,120
#*Quest Software, Inc.	3,400	68,544
#*QuickLogic Corp.	900	3,087
*Radiant Systems, Inc.	1,100	15,631
*RadiSys Corp.	900	8,883
#*RAE Systems, Inc.	900	667
#*Rambus, Inc.	900	17,685
*Ramtron International Corp.	800	2,760
*RealNetworks, Inc.	4,900	16,268
#*Red Hat, Inc.	800	25,720
*Relm Wireless Corp.	100	242
Renaissance Learning, Inc.	400	5,560
#*RF Micro Devices, Inc.	2,501	10,429
Richardson Electronics, Ltd.	500	4,775
#*RightNow Technologies, Inc.	578	9,144
*Rimage Corp.	400	6,752
*Rofin-Sinar Technologies, Inc.	800	16,848
*Rogers Corp.	600	18,570
#*Rovi Corp.	1,868	83,126
#*Rubicon Technology, Inc.	200	6,050
#*Rudolph Technologies, Inc.	1,100	9,504
*Saba Software, Inc.	700	3,437
#*Salesforce.com, Inc.	500	49,475
*Sandisk Corp.	3,200	139,840
Sapient Corp.	2,900	31,900
*SAVVIS, Inc.	948	16,713
*ScanSource, Inc.	700	19,306
*Scientific Learning Corp.	400	2,088
*SeaChange International, Inc.	400	3,584
*Semtech Corp.	2,000	34,760
#*Sigma Designs, Inc.	300	3,072
#*Silicon Graphics International Corp.	600	4,680
*Silicon Image, Inc.	2,500	10,650
#*Silicon Laboratories, Inc.	800	32,040
#*Skyworks Solutions, Inc.	5,200	91,156
#*Smart Modular Technologies (WWH), Inc.	3,100	16,771
*Smith Micro Software, Inc.	1,100	10,813
#Soapstone Networks, Inc.	500	10
#*Sonic Solutions, Inc.	700	5,509
*Sonus Networks, Inc.	5,900	16,992
*Spectrum Control, Inc.	500	7,545
*SRA International, Inc.	1,400	31,108
*SRS Labs, Inc.	500	4,650
*Stamps.com, Inc.	700	7,658
#*Standard Microsystems Corp.	800	17,616
*StarTek, Inc.	500	2,310
#*STEC, Inc.	1,100	17,160
#*Stratasys, Inc.	600	13,626
#*Super Micro Computer, Inc.	253	3,653
#*Supertex, Inc.	400	10,376
*Support.com, Inc.	1,800	7,434
•*Sybase, Inc.	400	26,000
#Sycamore Networks, Inc.	920	21,418
*Symantec Corp.	2,300	29,831

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Symmetricom, Inc.	1,403	$7,478
#*Synaptics, Inc.	350	10,955
#*SYNNEX Corp.	1,100	29,029
*Synopsys, Inc.	2,300	50,232
Syntel, Inc.	400	16,504
#*Take-Two Interactive Software, Inc.	2,100	21,525
#*Taleo Corp.	200	4,920
*Tech Data Corp.	1,700	67,252
Technitrol, Inc.	1,400	5,586
*TechTarget, Inc.	136	787
*TechTeam Global, Inc.	400	2,464
*Tekelec	1,700	24,038
*TeleCommunication Systems, Inc.	1,000	3,590
*TeleTech Holdings, Inc.	700	9,730
Tellabs, Inc.	14,700	102,606
*Telular Corp.	600	1,890
*Teradata Corp.	1,000	31,800
*Teradyne, Inc.	3,300	35,508
*Terremark Worldwide, Inc.	1,000	8,980
*Tessera Technologies, Inc.	1,100	18,678
#Texas Instruments, Inc.	3,200	79,008
TheStreet.com, Inc.	300	918
*THQ, Inc.	1,300	5,928
#*TIBCO Software, Inc.	4,900	66,444
#*TiVo, Inc.	1,400	12,012
*TNS, Inc.	100	1,965
Total System Services, Inc.	1,114	16,610
*Transact Technologies, Inc.	400	2,816
#*Travelzoo, Inc.	400	6,224
*Trimble Navigation, Ltd.	600	17,022
*Triquint Semiconductor, Inc.	5,441	37,706
#*TTM Technologies, Inc.	1,700	17,425
#*Tyler Technologies, Inc.	600	9,858
#*Ultimate Software Group, Inc.	300	9,678
*Ultra Clean Holdings, Inc.	800	8,664
*Ultratech, Inc.	1,100	19,877
*Unisys Corp.	110	2,971
United Online, Inc.	1,900	12,008
#*Universal Display Corp.	650	13,396
#*ValueClick, Inc.	1,300	14,235
*Varian Semiconductor Equipment Associates, Inc.	700	19,782
#*Veeco Instruments, Inc.	900	38,970
*VeriFone Systems, Inc.	300	6,564
*VeriSign, Inc.	700	19,705
#*Viasat, Inc.	1,000	36,140
*Vicon Industries, Inc.	200	868
*Video Display Corp.	300	1,260
#*Virage Logic Corp.	700	8,365
#Virnetx Holding Corp.	700	4,305
#*Vishay Intertechnology, Inc.	6,300	53,487
*VistaPrint NV	519	17,153
*Vocus, Inc.	200	3,258
*Web.com Group, Inc.	1,100	3,641
#*WebMediaBrands, Inc.	995	716
*Websense, Inc.	500	9,280
*Western Digital Corp.	3,500	92,365
*Wireless Ronin Technologies, Inc.	300	465
*Wireless Telecom Group, Inc.	300	222
#*Wright Express Corp.	500	17,495
Xerox Corp.	14,224	138,542
#Xilinx, Inc.	1,000	27,920

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*X-Rite, Inc.	1,000	$3,700
*Yahoo!, Inc.	3,000	41,640
*Zebra Technologies Corp. Class A	1,500	41,160
*Zoran Corp.	1,600	13,760

Total Information Technology		12,120,938

Materials — (4.6%)
A. Schulman, Inc.	72	1,410
#*A.M. Castle & Co.	700	10,339
*AEP Industries, Inc.	200	5,780
Air Products & Chemicals, Inc.	700	50,806
Airgas, Inc.	1,200	78,348
AK Steel Holding Corp.	400	5,596
Albemarle Corp.	500	21,810
#Alcoa, Inc.	12,400	138,508
#Allegheny Technologies, Inc.	500	23,805
#AMCOL International Corp.	1,200	35,952
American Vanguard Corp.	800	6,840
AptarGroup, Inc.	1,600	68,912
Arch Chemicals, Inc.	700	23,989
Ashland, Inc.	2,241	113,955
Balchem Corp.	900	23,805
Ball Corp.	500	29,120
Bemis Co., Inc.	2,200	65,912
*Boise, Inc.	2,225	13,328
*Brush Engineered Materials, Inc.	600	14,310
*Buckeye Technologies, Inc.	1,800	20,430
Cabot Corp.	1,200	35,400
*Calgon Carbon Corp.	1,800	23,832
Carpenter Technology Corp.	1,200	41,940
Celanese Corp. Class A	700	19,663
#*Century Aluminum Co.	4,300	44,849
CF Industries Holdings, Inc.	666	54,073
*Clearwater Paper Corp.	400	24,652
Cliffs Natural Resources, Inc.	1,900	107,483
#*Coeur d’Alene Mines Corp.	488	7,432
*Commercial Metals Co.	3,500	50,365
Compass Minerals International, Inc.	300	21,207
*Core Molding Technologies, Inc.	300	1,683
*Crown Holdings, Inc.	700	19,481
Cytec Industries, Inc.	1,400	69,888
Deltic Timber Corp.	400	18,312
Dow Chemical Co. (The)	6,900	188,577
E.I. du Pont de Nemours & Co.	2,600	105,742
#Eagle Materials, Inc.	1,700	41,582
Eastman Chemical Co.	1,200	75,168
Ecolab, Inc.	600	29,346
*Ferro Corp.	2,200	23,474
#*Flotek Industries, Inc.	200	234
FMC Corp.	300	18,747
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	100,156
Friedman Industries, Inc.	300	1,680
#*General Moly, Inc.	600	1,992
#*Georgia Gulf Corp.	28	430
*Graphic Packaging Holding Co.	5,780	20,230
Greif, Inc. Class A	600	35,778
H.B. Fuller Co.	1,500	30,660
#Haynes International, Inc.	100	3,366
*Headwaters, Inc.	1,500	5,190
#*Hecla Mining Co.	2,700	13,338
Huntsman Corp.	5,100	53,397

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Innophos Holdings, Inc.	1,100	$32,241
*Innospec, Inc.	200	2,200
International Flavors & Fragrances, Inc.	300	13,614
International Paper Co.	5,300	128,260
Kaiser Aluminum Corp.	900	36,900
*KapStone Paper & Packaging Corp.	1,200	13,728
KMG Chemicals, Inc.	300	4,551
Koppers Holdings, Inc.	100	2,484
*Landec Corp.	800	5,160
*Louisiana-Pacific Corp.	2,100	15,288
*LSB Industries, Inc.	200	2,898
Lubrizol Corp.	1,000	93,490
Martin Marietta Materials, Inc.	200	17,080
*Material Sciences Corp.	400	1,780
MeadWestavco Corp.	4,800	115,008
Minerals Technologies, Inc.	600	31,302
#Monsanto Co.	900	52,056
Mosaic Co. (The)	800	38,120
Myers Industries, Inc.	200	1,582
Nalco Holding Co.	900	21,951
#*Nanophase Technologies Corp.	300	405
NewMarket Corp.	300	32,157
Newmont Mining Corp.	2,600	145,340
NL Industries, Inc.	1,600	13,536
Nucor Corp.	1,200	46,968
Olin Corp.	2,100	42,630
Olympic Steel, Inc.	500	12,715
*OM Group, Inc.	900	24,300
*Omnova Solutions, Inc.	746	5,819
*Owens-Illinois, Inc.	700	19,355
Packaging Corp. of America	2,400	57,600
*Pactiv Corp.	700	21,294
*Penford Corp.	200	1,108
*PolyOne Corp.	4,011	41,353
PPG Industries, Inc.	600	41,682
#Praxair, Inc.	600	52,092
#Quaker Chemical Corp.	400	14,104
Reliance Steel & Aluminum Co.	1,400	54,992
#Rock-Tenn Co. Class A	1,100	58,542
*Rockwood Holdings, Inc.	3,300	96,393
Royal Gold, Inc.	900	39,717
RPM International, Inc.	3,500	65,695
*RTI International Metals, Inc.	700	19,866
#Schnitzer Steel Industries, Inc. Class A	600	27,492
#Schweitzer-Maudoit International, Inc.	500	26,465
#Scotts Miracle-Gro Co. Class A (The)	500	24,125
Sealed Air Corp.	2,400	51,912
Sensient Technologies Corp.	1,900	55,974
Silgan Holdings, Inc.	800	22,736
Southern Copper Corp.	1,800	56,538
#*Spartech Corp.	1,500	15,690
Steel Dynamics, Inc.	3,400	48,688
#Stepan Co.	300	19,803
#*Stillwater Mining Co.	4,700	64,719
Temple-Inland, Inc.	2,400	48,144
#Texas Industries, Inc.	1,000	33,200
#*Titanium Metals Corp.	700	15,498
#*U.S. Gold Corp.	2,200	10,890
*United States Lime & Minerals, Inc.	200	8,544
#United States Steel Corp.	1,600	70,928
*Universal Stainless & Alloy Products, Inc.	200	4,564

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Valhi, Inc.	900	$12,573
Valspar Corp.	3,000	94,230
Vulcan Materials Co.	500	22,620
Walter Energy, Inc.	700	49,910
*Wausau Paper Corp.	2,200	15,026
#Westlake Chemical Corp.	2,581	63,854
Weyerhaeuser Co.	2,000	32,440
Worthington Industries, Inc.	2,400	34,392
#*WR Grace & Co.	800	20,536
Zep, Inc.	200	3,808
#*Zoltek Cos., Inc.	500	5,225

Total Materials		4,540,182

Other — (0.0%)
—*Softbrands, Inc. Escrow Shares	600	—

Telecommunication Services — (2.8%)
Alaska Communications Systems Group, Inc.	900	8,334
*American Tower Corp.	900	41,616
AT&T, Inc.	31,387	814,179
Atlantic Tele-Network, Inc.	400	17,884
#*Cbeyond, Inc.	300	4,569
#CenturyLink, Inc.	2,622	93,396
*Cincinnati Bell, Inc.	4,600	13,616
*Cogent Communications Group, Inc.	700	6,034
#Consolidated Communications Holdings, Inc.	1,000	17,460
*Crown Castle International Corp.	3,000	118,530
#*FiberTower Corp.	60	286
#Frontier Communications Corp.	13,066	99,824
*General Communications, Inc. Class A	1,100	9,328
#*Global Crossing, Ltd.	400	4,628
HickoryTech Corp.	250	1,918
*IDT Corp. Class B	400	7,408
#*Leap Wireless International, Inc.	3,000	35,670
*Level 3 Communications, Inc.	2,800	3,164
*NII Holdings, Inc.	500	18,730
*PAETEC Holding Corp.	1,200	4,716
*Premiere Global Services, Inc.	1,600	10,016
#Qwest Communications International, Inc.	6,700	37,922
#*SBA Communications Corp.	700	25,326
*Sprint Nextel Corp.	33,000	150,810
*SureWest Communications	400	2,724
*Syniverse Holdings, Inc.	1,900	42,427
Telephone & Data Systems, Inc.	1,300	44,369
Telephone & Data Systems, Inc. Special Shares	500	15,005
*tw telecom, inc.	1,200	22,704
*United States Cellular Corp.	1,400	65,842
Verizon Communications, Inc.	34,440	1,000,826
Windstream Corp.	2,487	28,352

Total Telecommunication Services		2,767,613

Utilities — (2.4%)
*AES Corp.	2,997	30,899
AGL Resources, Inc.	1,200	45,600
Allegheny Energy, Inc.	700	15,960
ALLETE, Inc.	800	28,848
Alliant Energy Corp.	400	13,824
Ameren Corp.	1,300	32,981
#American Electric Power Co., Inc.	1,100	39,578
#American States Water Co.	300	10,584
#Aqua America, Inc.	1,500	29,235

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Artesian Resources Corp.	200	$3,660
Atmos Energy Corp.	1,300	37,700
Avista Corp.	1,000	20,920
Black Hills Corp.	700	22,344
#*Cadiz, Inc.	300	3,957
California Water Service Group	400	14,220
#*Calpine Corp.	3,100	41,850
CenterPoint Energy, Inc.	1,600	22,768
Central Vermont Public Service Corp.	200	4,248
CH Energy Group, Inc.	300	12,540
Chesapeake Utilities Corp.	241	8,011
#Cleco Corp.	900	25,695
#CMS Energy Corp.	1,000	15,920
Connecticut Water Services, Inc.	200	4,640
#Consolidated Edison, Inc.	700	32,284
Constellation Energy Group, Inc.	400	12,640
#Dominion Resources, Inc.	1,200	50,388
DPL, Inc.	500	12,655
DTE Energy Co.	800	36,928
Duke Energy Corp.	2,700	46,170
*Dynegy, Inc.	1,300	4,615
Edison International, Inc.	700	23,205
*El Paso Electric Co.	800	17,200
#Empire District Electric Co.	1,000	19,650
Energen Corp.	300	13,332
Entergy Corp.	500	38,755
EQT Corp.	400	14,672
Exelon Corp.	1,400	58,562
#FirstEnergy Corp.	700	26,390
Great Plains Energy, Inc.	1,400	25,116
Hawaiian Electric Industries, Inc.	1,300	30,615
IDACORP, Inc.	800	28,176
Integrys Energy Group, Inc.	600	28,410
ITC Holdings Corp.	800	45,392
#Laclede Group, Inc.	500	17,470
MDU Resources Group, Inc.	800	15,800
#MGE Energy, Inc.	400	14,988
Middlesex Water Co.	600	9,930
#*Mirant Corp.	2,500	27,425
National Fuel Gas Co.	300	14,415
New Jersey Resources Corp.	700	26,131
NextEra Energy, Inc.	900	47,070
#Nicor, Inc.	400	17,516
NiSource, Inc.	1,200	19,800
Northeast Utilities, Inc.	700	19,488
Northwest Natural Gas Co.	400	18,964
*NRG Energy, Inc.	3,400	77,112
#NSTAR	600	22,296
NV Energy, Inc.	3,400	43,180
OGE Energy Corp.	500	19,820
Oneok, Inc.	600	27,918
#Ormat Technologies, Inc.	1,400	38,948
Pepco Holdings, Inc.	800	13,528
PG&E Corp.	800	35,520
#Piedmont Natural Gas Co.	1,000	26,620
Pinnacle West Capital Corp.	500	19,045
PNM Resources, Inc.	800	9,464
Portland General Electric Co.	1,120	21,392
PPL Corp.	800	21,832
Progress Energy, Inc.	800	33,688
Public Service Enterprise Group, Inc.	5,500	180,950

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Questar Corp.	2,300	$37,835
*RRI Energy, Inc.	5,900	23,305
#SCANA Corp.	400	15,324
Sempra Energy	600	29,850
SJW Corp.	600	14,934
#South Jersey Industries, Inc.	600	28,032
Southern Co.	1,800	63,594
Southwest Gas Corp.	1,000	32,170
Southwest Water Co.	400	4,340
#TECO Energy, Inc.	960	15,686
UGI Corp.	1,200	32,352
#UIL Holdings Corp.	500	13,625
Unisource Energy Corp.	400	12,912
Unitil Corp.	100	2,185
Vectren Corp.	800	19,816
Westar Energy, Inc.	1,600	38,208
WGL Holdings, Inc.	700	25,256
#Wisconsin Energy Corp.	500	27,140
Xcel Energy, Inc.	1,100	24,189
York Water Co.	160	2,370

Total Utilities		2,354,570

TOTAL COMMON STOCKS		76,015,202

RIGHTS/WARRANTS — (0.0%)
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	240	199

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $225,000 FHLMC 5.50%, 09/15/33, valued at $246,656) to be repurchased at $239,004	$ 239	239,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (22.3%)
§@DFA Short Term Investment Fund	21,626,372	21,626,372
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $347,184 FHLMC 5.500%, 07/01/38, valued at $224,550) to be repurchased at $218,013	$218	218,009

TOTAL SECURITIES LENDING COLLATERAL		21,844,381

TOTAL INVESTMENTS — (100.0%) (Cost $113,672,386)##		$98,098,782

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,279,593	—	—	$12,279,593
Consumer Staples	5,145,535	—	—	5,145,535
Energy	9,401,312	—	—	9,401,312
Financials	15,351,665	—	—	15,351,665
Health Care	9,348	—	—	9,348
Industrials	12,044,446	—	—	12,044,446
Information Technology	12,094,938	$26,000	—	12,120,938
Materials	4,540,182	—	—	4,540,182
Other	—	—	—	—
Telecommunication Services	2,767,613	—	—	2,767,613
Utilities	2,354,570	—	—	2,354,570
Rights/Warrants	—	199	—	199
Temporary Cash Investments	—	239,000	—	239,000
Securities Lending Collateral	—	21,844,381	—	21,844,381

TOTAL	$75,989,202	$22,109,580	—	$98,098,782

See accompanying Notes to Schedules of Investments.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (90.5%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	6,034	$17,291
AGL Energy, Ltd.	1,753	23,460
Alumina, Ltd.	36,241	51,051
Amalgamated Holdings, Ltd.	4,182	21,969
Amcor, Ltd.	22,262	132,385
AMP, Ltd.	3,988	19,161
APA Group, Ltd.	3,911	13,139
#APN News & Media, Ltd.	5,416	10,363
#*Aquila Resources, Ltd.	2,204	14,817
*Arrow Energy, Ltd. (6267995)	2,764	11,703
*Arrow Energy, Ltd. (B64QQY1)	1,382	944
*Asciano Group, Ltd.	30,892	47,404
ASX, Ltd.	1,133	29,671
#*Austar United Communications, Ltd.	13,491	11,488
Australia & New Zealand Banking Group, Ltd.	13,021	272,449
Australian Infrastructure Fund NL	11,625	18,972
*Australian Worldwide Exploration, Ltd.	11,677	16,495
Automotive Holdings Group NL	5,863	12,005
AXA Asia Pacific Holdings, Ltd.	6,839	33,612
Babcock & Brown Infrastructure Group, Ltd.	1	3
*Bank of Queensland, Ltd.	5,542	52,068
Beach Petroleum, Ltd.	17,534	10,647
Bendigo Bank, Ltd.	4,699	34,880
BHP Billiton, Ltd. Sponsored ADR	2,200	158,906
Billabong International, Ltd.	5,123	42,261
*BlueScope Steel, Ltd.	25,498	54,867
Boral, Ltd.	21,359	82,044
Bradken, Ltd.	1,584	11,037
#Brambles, Ltd.	2,733	13,371
Brickworks, Ltd.	1,710	18,263
#Caltex Australia, Ltd.	3,267	30,354
Campbell Brothers, Ltd.	989	27,585
Centennial Coal Co., Ltd.	7,712	41,855
Challenger Financial Services Group, Ltd.	9,885	31,528
Coca-Cola Amatil, Ltd.	3,099	32,167
Commonwealth Bank of Australia NL	7,270	346,837
Computershare, Ltd.	4,842	44,372
ConnectEast Group, Ltd.	48,175	17,442
#Crane Group, Ltd.	913	6,925
CSR, Ltd.	48,224	75,209
David Jones, Ltd.	11,469	49,930
Downer EDI, Ltd.	12,691	57,128
DUET Group, Ltd.	14,796	21,906
*DuluxGroup, Ltd.	2,763	6,199
#*Elders, Ltd.	9,306	3,785
*Energy World Corp., Ltd.	12,801	5,262
Envestra, Ltd.	35,078	16,059
#Fairfax Media, Ltd.	54,103	72,227
FKP Property Group, Ltd.	14,216	9,026
Flight Centre, Ltd.	646	10,857
Goodman Fielder, Ltd.	44,214	53,381
Graincorp, Ltd. Series A	2,702	13,779
GUD Holdings, Ltd.	1,903	16,131
#GWA International, Ltd.	5,833	15,972
Harvey Norman Holdings, Ltd.	12,250	38,786
Hills Industries, Ltd.	5,255	10,503
*Iluka Resources, Ltd.	6,256	31,197
Incitec Pivot, Ltd.	33,564	98,985

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Insurance Australia Group, Ltd.	31,288	$96,839
Ioof Holdings, Ltd.	2,294	13,528
Iress Market Technology, Ltd.	2,664	19,892
*James Hardie Industries SE Sponsored ADR	600	17,550
JB Hi-Fi, Ltd.	833	14,437
*Kimberley Metals, Ltd.	2,746	498
Leighton Holdings, Ltd.	364	9,728
Lend Lease Group NL	6,437	42,474
Lihir Gold, Ltd.	7,425	27,592
Macarthur Coal, Ltd.	1,638	18,614
MacMahon Holdings, Ltd.	23,515	12,605
Macquarie Group, Ltd.	3,881	131,023
Metcash, Ltd.	18,821	75,778
*Minara Resources, Ltd.	5,762	4,278
Mincor Resources NL	4,393	7,895
Monadelphous Group, Ltd.	1,313	16,119
*Mount Gibson Iron, Ltd.	8,762	13,222
*Murchison Metals, Ltd.	4,058	6,747
National Australia Bank, Ltd.	15,238	347,588
*Navitas, Ltd.	4,902	19,270
Nufarm, Ltd.	5,093	17,643
OneSteel, Ltd.	16,070	43,576
Orica, Ltd.	2,763	62,987
Origin Energy, Ltd.	14,029	196,132
*OZ Minerals, Ltd.	20,178	22,562
*Pacific Brands, Ltd.	16,041	13,133
*Paladin Energy, Ltd.	5,796	20,245
Panoramic Resources, Ltd.	3,668	8,179
Peet, Ltd.	5,863	10,542
Perpetual Trustees Australia, Ltd.	313	8,233
*PMP, Ltd.	15,111	8,229
Premier Investments, Ltd.	1,327	7,655
Programmed Maintenance Service, Ltd.	6,629	11,384
*Qantas Airways, Ltd.	25,039	56,117
#QBE Insurance Group, Ltd.	2,126	32,133
Reece Australia, Ltd.	772	16,764
Rio Tinto, Ltd.	910	58,407
*Riversdale Mining, Ltd. (6932657)	2,941	27,259
*Riversdale Mining, Ltd. (B41J4X4)	528	4,887
*Roc Oil Co., Ltd.	10,705	3,441
SAI Global, Ltd. (6716958)	7,736	27,864
*SAI Global, Ltd. (67169RR)	1,790	6,461
Salmat, Ltd.	4,935	18,083
Santos, Ltd.	5,383	64,915
*Seven Group Holdings, Ltd.	3,972	22,028
*Silex System, Ltd.	1,612	6,741
Sims Metal Management, Ltd.	4,216	67,887
Southern Cross Media Group NL	10,220	17,114
Spark Infrastructure Group, Ltd.	6,940	7,722
Spotless Group, Ltd.	8,895	16,494
Straits Resources, Ltd.	6,014	7,742
Suncorp-Metway, Ltd.	15,346	116,379
*Sunland Group, Ltd.	7,830	4,679
Telstra Corp., Ltd.	7,576	22,080
*Ten Network Holdings, Ltd.	8,071	12,191
#*Timbercorp, Ltd.	19,174	—
*Toll Holdings, Ltd.	11,781	63,448
Tower Australia Group, Ltd.	10,373	20,574
Transfield Services, Ltd.	18,093	52,737
Transurban Group, Ltd.	4,898	19,818
UGL, Ltd.	2,473	31,567

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Village Roadshow, Ltd.	4,000	$7,568
*Virgin Blue Holdings, Ltd.	46,180	12,987
Washington H. Soul Pattinson & Co., Ltd.	5,620	66,209
Wesfarmers, Ltd.	4,911	138,350
#West Australian Newspapers Holdings, Ltd.	1,421	8,915
Westpac Banking Corp.	5,582	121,385
Westpac Banking Corp. Sponsored ADR	1,800	194,832
WHK Group, Ltd.	9,975	8,749
Woodside Petroleum, Ltd.	671	25,332
Woolworths, Ltd.	1,333	31,110

TOTAL AUSTRALIA		5,169,259

AUSTRIA — (0.5%)
#Agrana Beteiligungs AG	195	18,543
Andritz AG	334	20,920
#*A-TEC Industries AG	464	4,827
Erste Group Bank AG	2,853	114,183
#Oesterreichischen Post AG	380	10,155
OMV AG	812	27,150
#*Raiffeisen International Bank Holding AG	1,451	65,820
*RHI AG	422	12,589
Schoeller-Bleckmann Oilfield Equipment AG	121	5,862
Telekom Austria AG	2,696	34,679
Verbund AG	290	10,289
Vienna Insurance Group AG	686	32,532
Voestalpine AG	1,619	51,759
*Wienerberger AG	1,876	26,007
*Zumtobel AG	642	12,159

TOTAL AUSTRIA		447,474

BELGIUM — (0.7%)
Ackermans & van Haaren NV	765	52,350
Banque Nationale de Belgique SA	6	28,698
*Barco NV	411	20,541
Bekaert SA	358	77,912
Belgacom SA	497	17,834
Compagnie d’Entreprises	220	11,060
Compagnie Maritime Belge SA	293	8,502
Delhaize Group SA Sponsored ADR	1,800	133,974
#*Dexia SA	8,917	43,611
D’Ieteren SA	72	34,731
Elia System Operator SA NV	591	20,355
Euronav SA	852	16,379
#Exmar NV	649	4,818
*KBC Groep NV	1,299	57,175
Mobistar SA	266	15,337
#*Telenet Group Holding NV	699	20,024
#Tessenderlo Chemie NV	910	27,015
Umicore SA	1,145	38,614

TOTAL BELGIUM		628,930

CANADA — (9.5%)
*Absolute Software Corp.	500	2,140
Aecon Group, Inc.	700	7,524
AGF Management, Ltd. Class B	962	13,971
#Agnico Eagle Mines, Ltd.	802	44,802
Agrium, Inc.	900	56,641
#Alamos Gold, Inc.	1,800	27,086
*Alexco Resource Corp.	3,400	10,418
Alimentation Couche-Taro, Inc. Class B	2,000	41,691

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Amerigo Resources, Ltd.	6,500	$4,805
*Antrim Energy, Inc.	3,100	2,925
*Anvil Mining, Ltd.	1,500	4,319
Astral Media, Inc. Class A	2,100	74,395
*Ballard Power Systems, Inc.	2,600	4,476
#Bank of Montreal	4,535	277,336
Bank of Nova Scotia	1,600	80,292
#Barrick Gold Corp.	3,500	143,874
#BCE, Inc.	118	3,610
#*Birchcliff Energy, Ltd.	900	8,754
Bombardier, Inc. Class B	7,800	35,356
CAE, Inc.	3,740	35,652
Cameco Corp.	1,400	35,652
Canaccord Capital, Inc.	1,100	10,411
Canada Bread Co., Ltd.	400	18,676
Canadian Imperial Bank of Commerce	1,115	76,571
Canadian National Railway Co.	3,100	195,007
Canadian National Resources, Ltd.	3,200	110,189
Canadian Pacific Railway, Ltd.	2,000	119,430
#Canadian Tire Corp. Class A	700	38,934
Canadian Utilities, Ltd. Class A	1,400	66,470
Canadian Western Bank	1,200	30,314
Canam Group, Inc.	1,300	9,231
*Canfor Corp.	830	6,531
Cascades, Inc.	2,400	16,178
*Catalyst Paper Corp.	11,600	1,636
CCL Industries, Inc. Class B	700	20,053
*Celestica, Inc.	5,200	46,231
*Celtic Exploration, Ltd.	1,400	17,145
#Cenovus Energy, Inc.	3,890	109,543
*CGI Group, Inc.	2,700	38,607
*Chinook Energy, Inc.	61	134
*Clarke, Inc.	1,100	4,168
Cogeco Cable, Inc.	200	6,770
*Compton Petroleum Corp.	1,500	773
*Connacher Oil & Gas, Ltd.	5,200	7,537
*Corridor Resources, Inc.	500	2,835
Corus Entertainment, Inc. Class B	2,200	41,537
*Crew Energy, Inc.	1,200	19,260
*Crystallex International Corp.	9,200	3,982
#*Denison Mines Corp.	2,000	3,054
Dorel Industries, Inc. Class B	500	16,911
#*Dundee Precious Metals, Inc.	2,800	11,439
DundeeWealth, Inc.	2,320	31,255
*Eastern Platinum, Ltd.	16,800	16,995
E-L Financial Corp., Ltd.	34	15,048
#Eldorado Gold Corp.	10,559	171,524
Empire Co., Ltd. Class A	700	38,130
Enbridge, Inc.	3,024	147,192
Encana Corp.	3,890	118,927
Ensign Energy Services, Inc.	2,800	34,508
#*Equinox Minerals, Ltd.	16,080	72,888
Equitable Group, Inc.	500	9,897
*Euro Goldfields, Ltd.	3,700	25,877
#*Fairborne Energy, Ltd.	1,000	5,029
Fairfax Financial Holdings, Ltd.	500	199,163
Finning International, Inc.	3,300	63,493
#First Quantum Minerals, Ltd.	1,700	106,526
*Flint Energy Services, Ltd.	400	5,093
Fortis, Inc.	1,700	48,368
Forzani Group, Ltd. Class A	1,300	20,700

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Fronteer Gold, Inc.	1,330	$8,021
#*Galleon Energy, Inc. Class A	1,500	5,588
George Weston, Ltd.	800	61,094
*Gerdau Ameristeel Corp.	2,500	27,455
*Gildan Activewear, Inc.	800	24,614
Goldcorp, Inc.	7,738	303,333
*Golden Star Resources, Ltd.	8,100	33,092
#*Great Basin Gold, Ltd.	5,600	9,968
#Great-West Lifeco, Inc.	700	17,104
Groupe Aeroplan, Inc.	8,600	82,566
*Harry Winston Diamond Corp.	500	6,196
Home Capital Group, Inc.	400	17,871
*HudBay Minerals, Inc.	1,100	13,717
Husky Energy, Inc.	500	12,285
#IAMGOLD Corp.	7,600	119,835
IGM Financial, Inc.	800	31,469
*Imperial Metals Corp.	1,200	19,493
Imperial Oil, Ltd.	600	23,474
Industrial Alliance Insurance & Financial Services, Inc.	2,200	69,827
*Inmet Mining Corp.	1,700	83,094
Intact Financial Corp.	2,400	109,349
#*Intermap Technologies, Ltd.	1,800	1,261
*International Forest Products, Ltd. Series A	2,000	8,015
#*Ivanhoe Energy, Inc.	3,900	7,701
#*Ivanhoe Mines, Ltd.	1,500	26,468
*Kingsway Financial Services, Inc.	1,700	3,175
Kinross Gold Corp.	5,881	96,505
*Kirkland Lake Gold, Inc.	500	3,974
Laurentian Bank of Canada	400	17,898
Leon’s Furniture, Ltd.	400	4,661
Linamar Corp.	1,500	28,043
Loblaw Cos., Ltd.	1,300	55,197
*Lundin Mining Corp.	5,200	20,232
*MacDonald Dettweiler & Associates, Ltd.	500	23,345
Magna International, Inc. Class A	1,900	141,440
Major Drilling Group International, Inc.	300	7,135
#Manitoba Telecom Services, Inc.	500	13,438
Manulife Financial Corp.	10,200	162,120
Maple Leaf Foods, Inc.	2,300	20,605
*Martinrea International, Inc.	3,400	27,285
*Maxim Power Corp.	1,600	4,327
*Mega Uranium, Ltd.	1,500	744
Methanex Corp.	2,600	58,396
#Metro, Inc. Class A	2,600	111,127
#National Bank of Canada	2,500	143,451
Nexen, Inc.	4,131	85,790
Niko Resources, Ltd.	200	21,571
*Norbord, Inc.	330	3,817
*North American Palladium, Ltd.	2,000	6,634
*Northgate Minerals Corp.	6,600	19,581
Nuvista Energy, Ltd.	600	6,945
#*Open Text Corp.	1,100	43,538
*OPTI Canada, Inc.	3,700	5,938
Pan Amer Silver Corp.	500	11,512
*Paramount Resources, Ltd. Class A	1,200	25,154
Parkbridge Lifestyles Communities, Inc.	300	1,514
Pason Systems, Inc.	300	3,210
#PetroBakken Energy, Ltd.	1,420	31,147
*Petrobank Energy & Resources, Ltd.	500	20,597
#Potash Corp. of Saskatchewan, Inc.	300	31,402
Progress Energy Resources Corp.	500	6,036

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Quadra FNX Mining, Ltd.	1,709	$20,696
Quebecor, Inc. Class B	1,200	40,737
*Quest Capital Corp.	7,300	11,645
Reitmans Canada, Ltd. Class A	500	9,703
#*Research In Motion, Ltd.	600	34,522
#Rogers Communications, Inc. Class B	600	20,865
*RONA, Inc.	3,000	44,268
#Royal Bank of Canada	3,051	159,428
#Russel Metals, Inc.	1,700	32,394
Saputo, Inc.	800	24,442
Savanna Energy Services Corp.	1,200	6,537
*SEMAFO, Inc.	7,800	54,172
ShawCor, Ltd.	1,000	25,670
Sherritt International Corp.	3,700	24,509
*Shore Gold, Inc.	5,600	3,432
*Sierra Wireless, Inc.	900	8,448
#*Silver Standard Resources, Inc.	400	6,564
*Silver Wheaton Corp.	4,900	92,419
#*Sino-Forest Corp.	4,400	67,752
#SNC-Lavalin Group, Inc.	600	27,121
*Stantec, Inc.	500	11,770
Suncor Energy, Inc.	6,292	207,418
*SunOpta, Inc.	300	1,514
Talisman Energy, Inc.	12,100	206,561
Teck Resources, Ltd. Class B	10,137	356,848
Telus Corp.	400	15,828
#*Thompson Creek Metals Co., Inc.	1,300	11,988
Thomson Reuters Corp.	4,557	170,392
Tim Hortons, Inc.	1,100	37,535
#TMX Group, Inc.	1,100	30,484
Toromont Industries, Ltd.	600	14,235
#Toronto Dominion Bank	5,100	362,936
#Torstar Corp. Class B	500	5,000
#TransAlta Corp.	4,400	89,194
TransCanada Corp.	3,265	115,381
Transcontinental, Inc. Class A	1,600	23,081
Trican Well Service, Ltd.	2,600	39,453
*U308 Corp.	186	62
#*UEX Corp.	300	260
Uni-Select, Inc.	300	8,165
#*Uranium One, Inc.	7,700	20,897
*Vector Aerospace Corp.	700	4,971
*Viterra, Inc.	4,600	36,020
*Wesdome Gold Mines, Ltd.	8,700	20,310
West Fraser Timber Co., Ltd.	1,200	40,772
Western Financial Group, Inc.	3,000	6,216
Winpak, Ltd.	1,142	11,219
Yamana Gold, Inc.	3,700	34,803

TOTAL CANADA		8,084,900

DENMARK — (0.8%)
A.P. Moller - Maersk A.S.	8	67,409
*Aktieselskabet Roskilde Bank A.S.	170	—
*Alm. Brand A.S.	300	3,275
Auriga Industries A.S. Series B	600	9,754
#D/S Norden A.S.	792	31,087
Danisco A.S.	1,572	119,498
*Danske Bank A.S.	3,545	83,252
DSV A.S.	1,928	34,376
East Asiatic Co., Ltd. A.S.	400	10,211
FLSmidth & Co. A.S.	1,018	72,474

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

DENMARK — (Continued)
*Greentech Energy Systems A.S.	900	$2,312
*Jyske Bank A.S.	1,740	60,604
NKT Holding A.S.	350	17,207
Novozymes A.S. Series B	150	19,146
*Ringkjoebing Landbobank A.S.	78	8,133
Rockwool International A.S.	60	5,466
Schouw & Co. A.S.	300	6,577
SimCorp A.S.	60	9,976
Solar Holdings A.S. Series B	125	8,467
*Spar Nord Bank A.S.	600	6,296
*Sydbank A.S.	1,000	24,894
#*Topdanmark A.S.	292	36,086
*Torm A.S. ADR	500	3,975
Trygvesta A.S.	71	4,311
#*Vestas Wind Systems A.S.	350	16,985
*Vestjysk Bank A.S.	250	3,539

TOTAL DENMARK		665,310

FINLAND — (1.6%)
Ahlstrom Oyj	445	6,871
Alma Media Oyj	1,213	9,998
Amer Sports Oyj Series A	2,045	22,723
*Cramo Oyj	564	9,927
Elisa Oyj	2,250	44,616
*Finnair Oyj	1,332	7,938
Fiskars Oyj Abp Series A	531	9,070
Fortum Oyj	2,195	51,000
Huhtamaki Oyj	1,038	12,932
KCI Konecranes Oyj	758	24,733
Kemira Oyj	1,641	22,001
Kesko Oyj	1,925	74,647
#Kone Oyj Series B	1,324	60,425
Lassila & Tikanoja Oyj	596	10,406
Metso Corp. Oyj	2,684	105,816
Metso Corp. Oyj Sponsored ADR	700	27,720
#Neste Oil Oyj	3,249	47,924
Nokia Oyj Sponsored ADR	5,300	50,403
#Outokumpu Oyj	3,715	61,617
Pohjola Bank P.L.C.	4,194	52,039
#Poyry Oyj	726	9,761
Raisio P.L.C.	7,337	28,576
#Ramirent Oyj	1,350	14,538
*Rautaruukki Oyj Series K	1,270	24,504
#Ruukki Group Oyj	3,453	7,470
Sampo Oyj	5,382	131,468
Sanoma Oyj	2,100	41,755
Stockmann Oyj Abp Series A	1,273	45,620
#Stockmann Oyj Abp Series B	646	22,974
Stora Enso Oyj Sponsored ADR	9,200	74,520
#*Tikkurila Oyj	410	8,682
UPM-Kymmene Oyj Sponsored ADR	8,400	122,220
#Uponor Oyj Series A	782	12,666
Vaisala Oyj Series A	214	5,367
#Wartsila Corp. Oyj Series B	563	29,648
Yit Oyj	3,912	85,683

TOTAL FINLAND		1,378,258

FRANCE — (7.3%)
*Accor SA	877	28,375
Aeroports de Paris SA	386	28,425
*Air France-KLM SA	4,767	71,109

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Air Liquide SA	813	$91,337
*Alcatel-Lucent SA	19,799	59,136
*Alcatel-Lucent SA Sponsored ADR	4,700	14,006
Alstom SA	858	44,883
ALTEN SA	785	23,062
#*Altran Technologies SA	3,293	13,500
April Group SA	199	5,158
Arkema SA	1,598	69,718
*Atos Origin SA	1,899	81,511
AXA SA Sponsored ADR	4,900	90,405
BNP Paribas SA	5,385	368,106
#Bonduelle SA	293	25,134
Bongrain SA	259	19,228
#Bourbon SA	1,574	67,381
Bouygues SA	2,649	111,800
Canal Plus SA	972	6,900
Capgemini SA	3,834	182,259
Carrefour SA	1,384	63,629
Casino Guichard Perrachon SA	832	72,494
CEGID Group SA	257	7,143
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	3,000	58,080
Ciments Francais SA	162	13,068
*Club Mediterranee SA	316	5,691
CNP Assurances SA	2,852	58,890
Compagnie de Saint-Gobain SA	3,998	170,158
*Compagnie Generale de Geophysique-Veritas SA	576	11,119
#Compagnie Generale des Establissements Michelin SA Series B	1,977	150,455
Credit Agricole SA	6,985	95,336
Danone SA	787	44,115
Dassault Systemes SA	280	18,196
Delachaux SA	227	14,191
*Edenred SA	877	15,429
#Eiffage SA	799	40,283
Electricite de France SA	694	29,488
Esso S.A.F.	76	9,750
Establissements Maurel et Prom SA	1,811	21,666
*Euler Hermes SA	688	54,583
*Euro Disney SCA	810	4,049
*European Aeronautic Defence & Space Co. SA	5,210	123,453
Eutelsat Communications SA	1,141	42,171
*Faurecia SA	660	12,974
France Telecom SA Sponsored ADR	7,400	155,178
GDF Suez SA	2,734	90,628
Gemalto NV	1,352	55,460
*Groupe Eurotunnel SA	6,043	44,418
Groupe Steria SCA	727	19,716
Guyenne et Gascogne SA	100	9,986
Havas SA	7,086	34,314
Hermes International SA	125	21,425
Imerys SA	950	55,153
Ingenico SA	1,632	41,264
Ipsos SA	330	13,120
*JC Decaux SA	1,124	28,830
Lafarge SA	439	23,903
Lafarge SA Sponsored ADR	5,400	73,656
Lagardere SCA	2,877	105,925
Legrand SA	952	30,989
L’Oreal SA	528	55,341
M6 Metropole Television SA	1,252	27,745
Mersen SA	191	7,034
*Natixis SA	12,923	68,842

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
#Neopost SA	407	$31,470
Nexans SA	667	45,218
Nexity SA	1,096	36,722
Norbert Dentressangle SA	122	8,734
NRJ Group SA	928	7,606
#PagesJaunes SA	1,400	15,506
*Peugeot SA	4,308	127,742
Pierre & Vacances SA	114	7,541
Plastic Omnium SA	372	18,495
PPR SA	1,001	134,004
#Publicis Groupe SA ADR	2,800	63,084
Rallye SA	355	12,584
*Renault SA	2,388	106,777
*Rexel SA	5,256	87,054
Rhodia SA	3,212	66,258
Rubis SA	189	16,580
Safran SA	5,610	151,371
Schneider Electric SA	945	108,769
SCOR SE	4,800	105,272
SEB SA	559	41,654
Societe BIC SA	967	71,958
Societe Generale Paris SA	4,738	272,110
Societe Television Francaise 1 SA	1,498	23,821
Somfy SA	74	14,830
Sperian Protection SA	139	20,849
Stef-TFE SA	282	14,662
STMicroelectronics NV	3,725	30,588
STMicroelectronics NV ADR	6,800	55,692
Suez Environnement SA	1,619	30,122
*Technicolor SA	1,547	8,127
Technip SA	688	45,799
Technip SA ADR	1,700	113,543
Teleperformance SA	805	20,391
Thales SA	366	12,360
Total SA Sponsored ADR	4,900	248,087
#*UbiSoft Entertainment SA	718	6,792
*Valeo SA	1,428	51,171
Vallourec SA	1,376	133,824
Veolia Environnement SA ADR	600	15,960
Vilmorin & Cie SA	177	16,633
Vinci SA	1,680	81,324
Vivendi SA	8,293	198,909
Zodiac Aerospace SA	567	31,928

TOTAL FRANCE		6,212,692

GERMANY — (6.0%)
*Aareal Bank AG	716	14,994
Adidas-Salomon AG	795	43,123
Allianz SE	3,352	387,520
Aurubis AG	881	40,040
BASF SE	3,776	219,816
Bauer AG	343	14,133
Bayerische Motoren Werke AG	2,674	143,930
Beiersdorf AG	364	21,630
Bilfinger Berger AG	1,225	70,011
Comdirect Bank AG	1,445	13,254
#*Commerzbank AG	12,685	114,831
#*Constantin Medien AG	1,864	4,057
*Daimler AG (5529027)	1,406	75,542
*Daimler AG (D1668R123)	4,800	259,440
*Demag Cranes AG	201	7,214

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
Deutsche Bank AG (5750355)	762	$53,208
#Deutsche Bank AG (D18190898)	4,200	295,008
Deutsche Boerse AG	826	58,039
*Deutsche Lufthansa AG	2,937	47,899
Deutsche Post AG	9,624	167,690
*Deutsche Postbank AG	608	19,434
Deutsche Telekom AG	21,052	282,732
Douglas Holding AG	434	19,645
#E.ON AG Sponsored ADR	8,830	263,575
ElreingKlinger AG	969	26,065
Fielmann AG	139	10,932
Fraport AG	799	41,536
*Freenet AG	1,764	18,795
Fuchs Petrolub AG	205	19,646
GEA Group AG	911	20,445
Generali Deutschland Holding AG	221	26,477
GFK SE	1,109	41,693
Grenkeleasing AG	598	27,229
Hannover Rueckversicherung AG	1,501	72,301
#*Heidelberger Druckmaschinen AG	1,470	14,496
Heidelberger Zement AG	682	34,561
Henkel AG & Co. KGaA	615	25,509
Hochtief AG	402	26,006
Indus Holding AG	565	12,756
#*Infineon Technologies AG	20,855	140,861
*Infineon Technologies AG ADR	8,780	59,528
*IVG Immobilien AG	2,827	19,648
*Jenoptik AG	847	4,814
K&S AG	950	50,579
*Kloeckner & Co. SE	2,176	45,552
Kontron AG	1,112	8,879
#*Krones AG	594	33,691
#*Kuka AG	521	8,118
KWS Saat AG	62	9,785
Lanxess AG	2,174	105,188
*Leoni AG	483	14,502
Linde AG	1,555	181,931
MAN SE	1,204	112,303
Medion AG	754	9,079
Metro AG	443	24,611
#MLP AG	505	5,282
MTU Aero Engines Holding AG	1,295	75,557
Munchener Rueckversicherungs-Gesellschaft AG	1,571	217,998
MVV Energie AG	213	8,602
#*Nordex SE	312	3,204
#*Pfleiderer AG	1,233	7,553
Porsche Automobil Holding SE	801	40,743
Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	31,887
Puma AG Rudolf Dassler Sport	106	31,130
Rational AG	59	9,545
Rheinmetall AG	925	55,783
*Roth & Rau AG	980	32,612
RWE AG	890	62,894
Salzgitter AG	1,131	75,863
SAP AG Sponsored ADR	1,200	55,044
#*SGL Carbon SE	1,481	51,348
Siemens AG Sponsored ADR	1,700	165,563
#*Singulus Technologies AG	1,966	10,978
*Sky Deutschland AG	6,216	11,324
#Solarworld AG	399	5,440
#Suedzucker AG	1,444	28,008

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
Symrise AG	1,144	$28,458
ThyssenKrupp AG	3,676	109,330
#*TUI AG	4,500	46,898
United Internet AG	1,164	14,427
#*Versatel AG	418	2,551
#Wacker Chemie AG	83	13,414
Wincor Nixdorf AG	382	21,511

TOTAL GERMANY		5,107,228

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	3,182	5,057
*Alpha Bank A.E.	8,245	62,653
*Anek Lines S.A.	1,587	723
Bank of Greece S.A.	518	22,764
Coca-Cola Hellenic Bottling Co. S.A. ADR	750	17,872
*EFG Eurobank Ergasias S.A.	8,392	64,607
Ellaktor S.A.	4,143	18,582
EYDAP Athens Water Supply & Sewage Co. S.A.	690	5,095
Fourlis Holdings S.A.	501	5,214
*Frigoglass S.A.	562	6,639
GEK Terna S.A.	1,957	11,964
*Geniki Bank S.A.	5,350	3,000
*Halkor S.A.	3,691	4,387
Hellenic Petroleum S.A.	4,915	38,596
*Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	5,317
*Marfin Investment Group S.A.	22,347	34,702
Metka S.A.	797	9,445
*Michaniki S.A.	2,081	1,817
*Mytilineos Holdings S.A.	2,885	17,945
National Bank of Greece S.A. ADR	25,584	74,194
*Nirefs Acquaculture S.A.	2,998	2,854
*Piraeus Bank S.A.	8,308	54,966
*Proton Bank S.A.	2,311	3,227
*Public Power Corp. S.A.	802	12,759
*Sidenor Steel Products Manufacturing Co. S.A.	2,131	8,185
*T Bank S.A.	8,910	5,682
Titan Cement Co. S.A.	2,498	53,676
*TT Hellenic Postbank S.A.	3,006	17,405
Viohalco S.A.	1,602	9,424

TOTAL GREECE		578,751

HONG KONG — (1.9%)
Allied Properties, Ltd.	85,888	17,380
*Associated International Hotels, Ltd.	6,000	12,676
Bank of East Asia, Ltd.	6,464	25,429
C C Land Holdings, Ltd.	36,000	14,788
Cafe de Coral Holdings, Ltd.	10,000	24,047
Cathay Pacific Airways, Ltd.	12,000	26,726
Cheung Kong Holdings, Ltd.	9,000	108,681
Chong Hing Bank, Ltd.	8,000	18,131
Chuang’s Consortium International, Ltd.	92,000	10,197
CLP Holdings, Ltd.	5,000	36,915
*Dah Sing Financial Holdings, Ltd.	3,600	22,031
Far East Consortium International, Ltd.	37,000	10,826
First Pacific Co., Ltd.	33,600	24,124
#*Foxconn International Holdings, Ltd.	8,000	5,633
Giordano International, Ltd.	44,000	22,718
*Global Green Tech Group, Ltd.	112,480	4,272
*Goldin Properties Holdings, Ltd.	24,000	11,083
Great Eagle Holdings, Ltd.	11,463	30,011
Hang Lung Group, Ltd.	8,000	46,987

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Hang Lung Properties, Ltd.	6,000	$24,920
Henderson Land Development Co., Ltd.	10,000	62,269
Hong Kong & Shanghai Hotels, Ltd.	11,096	17,647
Hong Kong Electric Holdings, Ltd.	3,500	21,224
Hong Kong Exchanges & Clearing, Ltd.	2,400	39,432
Hopewell Holdings, Ltd.	17,000	53,741
Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	3,494
Industrial & Commercial Bank of China Asia, Ltd.	19,594	58,145
*Johnson Electric Holdings, Ltd.	37,500	17,686
Kerry Properties, Ltd.	5,500	27,591
Kowloon Development Co., Ltd.	10,000	10,965
Lifestyle International Holdings, Ltd.	10,000	20,864
*Melco International Development, Ltd.	18,000	7,493
*Mongolia Energy Corp., Ltd.	25,000	9,451
MTR Corp., Ltd.	10,500	36,993
New World Development Co., Ltd.	26,889	48,080
NWS Holdings, Ltd.	14,433	26,940
*Orient Overseas International, Ltd.	6,000	46,919
Pacific Basin Shipping, Ltd.	14,000	10,654
PCCW, Ltd.	34,000	10,460
Regal Hotels International Holdings, Ltd.	24,600	9,574
Shangri-La Asia, Ltd.	34,000	69,115
Shun Tak Holdings, Ltd.	20,000	11,324
Sino Land Co., Ltd.	8,000	15,154
Smartone Telecommunications Holdings, Ltd.	10,500	10,889
Sun Hung Kai & Co., Ltd.	32,000	20,770
Sun Hung Kai Properties, Ltd.	9,000	132,187
*Superb Summit International Timber Co., Ltd.	71,000	2,469
Tai Cheung Holdings, Ltd.	23,000	15,207
Techtronic Industries Co., Ltd.	31,000	25,810
Television Broadcasts, Ltd.	4,000	18,562
Transport International Holdings, Ltd.	4,000	12,469
Varitronix International, Ltd.	17,000	5,244
Vtech Holdings, Ltd.	3,000	32,027
Wharf Holdings, Ltd.	14,625	80,030
Wheelock & Co., Ltd.	25,000	77,333
Wing Hang Bank, Ltd.	2,000	21,623
Yue Yuen Industrial (Holdings), Ltd.	9,500	30,784

TOTAL HONG KONG		1,618,194

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	4,388	5,329
*Allied Irish Banks P.L.C. Sponsored ADR	7,100	17,821
Bank of Ireland P.L.C. Sponsored ADR	3,300	14,586
CRH P.L.C.	3,773	78,660
CRH P.L.C. Sponsored ADR	3,300	69,399
DCC P.L.C.	1,532	37,619
*Dragon Oil P.L.C.	4,125	27,499
*Independent News & Media P.L.C.	1,139	1,064
*Irish Life & Permanent Group Holdings P.L.C.	7,636	17,342
Kerry Group P.L.C.(0490656)	1,125	35,770
Kerry Group P.L.C.(4519579)	1,098	34,914
*Kingspan Group P.L.C.	1,183	8,287

TOTAL IRELAND		348,290

ISRAEL — (0.3%)
*Bank Hapoalim B.M.	20,513	82,789
*Bank Leumi Le-Israel B.M.	14,635	62,118
*Bezeq Israeli Telecommunication Corp., Ltd.	5,997	13,247
Elbit Systems, Ltd.	230	12,679
Israel Chemicals, Ltd.	1,084	13,352

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
*Israel Discount Bank, Ltd.	19,751	$36,015
*Migdal Insurance & Financial Holdings, Ltd.	7,718	13,090
*Mizrahi Tefahot Bank, Ltd.	2,222	18,290
*NICE Systems, Ltd. Sponsored ADR	1,024	29,358

TOTAL ISRAEL		280,938

ITALY — (2.5%)
#A2A SpA	7,105	10,656
#*ACEA SpA	1,354	15,556
Assicurazioni Generali SpA	2,303	46,294
Atlantia SpA	1,782	34,889
*Autogrill SpA	1,015	12,556
Azimut Holding SpA	1,386	13,866
Banca Carige SpA	20,964	47,127
*Banca Monte Dei Paschi di Siena SpA	21,946	28,799
Banca Piccolo Credito Valtellinese Scarl	1,934	9,649
Banca Popolare dell’Emilia Romagna Scrl	2,302	28,453
*Banca Popolare dell’Etruria e del Lazio Scarl	2,054	8,765
Banca Popolare di Milano Scarl	11,630	61,521
*Banca Popolare di Sondrio Scarl	4,779	42,923
Banco Popolare Scarl	9,475	60,282
Benetton Group SpA	945	6,621
Bulgari SpA	1,302	10,202
Buzzi Unicem SpA	1,314	14,334
*C.I.R. SpA - Compagnie Industriali Riunite	7,131	13,461
Cementir Holding SpA	2,563	7,781
Credito Artigiano SpA	1,391	2,612
Credito Emiliano SpA	1,807	11,514
Enel SpA	11,400	55,889
Eni SpA Sponsored ADR	3,300	135,003
#ERG SpA	1,082	14,104
Fiat SpA	7,954	101,869
Fiat SpA Sponsored ADR	1,600	20,448
Finmeccanica SpA	6,992	76,756
#Fondiaria - SAI SpA	1,930	20,614
Geox SpA	852	4,771
*Gruppo Editoriale L’Espresso SpA	3,978	8,291
Hera SpA	17,488	33,188
#Immsi SpA	4,196	4,372
#*Impregilo SpA	6,264	16,655
*Interpump Group SpA	1,758	9,485
Intesa Sanpaolo SpA	69,040	227,870
Iren SpA	8,189	13,069
#Italcementi SpA	1,415	11,585
Italmobiliare SpA	246	8,115
Luxottica Group SpA Sponsored ADR	600	15,576
Mediaset SpA	4,438	28,522
*Mediobanca SpA	6,902	61,929
Milano Assicurazioni SpA	5,810	11,279
Parmalat SpA	30,428	73,638
Pirelli & Co. SpA	7,505	52,445
*Premafin Finanziaria SpA	10,391	11,911
Prysmian SpA	1,062	17,949
Saipem SpA	800	28,740
#*Saras SpA	5,737	11,075
Snam Rete Gas SpA	3,918	18,381
#Societe Cattolica di Assicurazoni Scrl SpA	859	22,920
Telecom Italia SpA Sponsored ADR	7,500	95,475
Tenaris SA ADR	900	36,045
Terna Rete Elettrica Nazionale SpA	4,945	20,554
Tod’s SpA	244	18,568

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
UniCredit SpA	84,175	$235,416
Unione di Banche Italiane ScpA	9,985	107,096
Unipol Gruppo Finanziario SpA	16,156	12,185

TOTAL ITALY		2,129,649

JAPAN — (18.0%)
77 Bank, Ltd. (The)	11,000	58,300
Adeka Corp.	2,100	20,476
*Aderans Holdings Co., Ltd.	1,300	15,903
#AEON Co., Ltd.	4,300	46,025
Aica Kogyo Co., Ltd.	2,800	31,973
Aichi Bank, Ltd. (The)	200	12,666
Aichi Steel Corp.	4,000	17,052
Aida Engineering, Ltd.	4,000	15,744
Aiphone Co., Ltd.	1,300	21,708
Air Water, Inc.	2,000	21,735
Ajinomoto Co., Inc.	6,000	56,727
Akita Bank, Ltd. (The)	5,000	16,696
*Alpine Electronics, Inc.	1,300	15,688
*Alps Electric Co., Ltd.	4,600	41,593
Amada Co., Ltd.	10,000	65,175
Amano Corp.	1,700	13,902
#*Anritsu Corp.	5,000	29,849
#*AOC Holdings, Inc.	2,200	10,395
AOKI Holdings, Inc.	1,100	16,423
Aoyama Trading Co., Ltd.	1,800	28,452
Aozora Bank, Ltd.	24,000	31,812
#Ariake Japan Co., Ltd.	1,000	15,279
Asahi Diamond Industrial Co., Ltd.	3,000	47,994
Asahi Glass Co., Ltd.	2,000	20,368
Asahi Kasei Corp.	7,000	36,564
#Asatsu-DK, Inc.	700	16,796
Asics Corp.	2,000	19,692
Autobacs Seven Co., Ltd.	1,000	37,185
Awa Bank, Ltd. (The)	5,000	30,531
Bank of Iwate, Ltd. (The)	400	22,249
Bank of Kyoto, Ltd. (The)	5,000	41,652
Bank of Nagoya, Ltd. (The)	4,000	13,945
Bank of Okinawa, Ltd. (The)	600	19,322
Bank of the Ryukyus, Ltd.	1,700	18,951
Bank of Yokohama, Ltd. (The)	14,000	64,430
Benesse Holdings, Inc.	700	30,931
Bridgestone Corp.	2,800	50,028
*Calsonic Kansei Corp.	6,000	18,073
Canon Marketing Japan, Inc.	1,200	16,295
Canon, Inc.	494	21,398
Canon, Inc. Sponsored ADR	1,800	77,976
#*Casio Computer Co., Ltd.	6,200	44,502
Central Glass Co., Ltd.	4,000	15,422
Chiba Bank, Ltd. (The)	12,000	73,229
*Chiba Kogyo Bank, Ltd. (The)	1,500	10,065
#Chiyoda Co., Ltd.	1,100	13,433
Chofu Seisakusho Co., Ltd.	1,300	27,901
Chubu Electric Power Co., Ltd.	1,800	44,565
Chudenko Corp.	1,000	11,260
Chugoku Bank, Ltd. (The)	5,000	58,198
Chugoku Electric Power Co., Ltd. (The)	1,200	24,850
Chugoku Marine Paints, Ltd.	2,000	14,240
Chukyo Bank, Ltd. (The)	7,000	20,974
Chuo Mitsui Trust Holdings, Inc.	10,000	35,404
Circle K Sunkus Co., Ltd.	700	9,359

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Citizen Holdings Co., Ltd.	7,900	$47,370
CKD Corp.	2,200	14,533
CMK Corp.	2,100	11,036
Coca-Cola Central Japan Co., Ltd.	1,500	19,570
Coca-Cola West Co., Ltd.	1,500	27,164
Comsys Holdings Corp.	2,000	19,141
Cosmo Oil Co., Ltd.	15,000	35,714
Credit Saison Co., Ltd.	4,000	50,700
#*CSK Holdings Corp.	1,000	4,111
Dai Nippon Printing Co., Ltd.	10,000	120,703
Daicel Chemical Industries, Ltd.	8,000	56,543
Daido Steel Co., Ltd.	5,000	23,876
#*Daiei, Inc. (The)	2,650	12,683
Daifuku Co., Ltd.	2,000	11,672
Daikin Industries, Ltd.	700	25,984
*Daikyo, Inc.	5,000	8,337
Daimei Telecom Engineering Corp.	2,000	15,134
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,911
*Dainippon Screen Manufacturing Co., Ltd.	5,000	25,281
Daio Paper Corp.	3,000	24,013
Daisan Bank, Ltd. (The)	7,000	20,439
Daishi Bank, Ltd. (The)	8,000	27,662
Daiwa House Industry Co., Ltd.	5,000	49,105
Daiwa Securities Group, Inc.	3,000	12,971
#Daiwabo Holdings Co., Ltd.	8,000	16,553
Denki Kogyo Co., Ltd.	3,000	14,229
Denso Corp.	2,200	62,991
Dentsu, Inc.	2,400	59,836
DIC Corp.	10,000	16,441
Disco Corp.	400	24,216
#Don Quijote Co., Ltd.	1,000	26,066
Dowa Holdings Co., Ltd.	2,000	10,505
Dydo Drinco, Inc.	600	22,398
#eAccess, Ltd.	18	11,611
East Japan Railway Co.	600	38,561
*Ebara Corp.	6,000	22,804
#Edion Corp.	1,800	13,758
Ehime Bank, Ltd. (The)	6,000	15,461
Eighteenth Bank, Ltd. (The)	8,000	22,415
Electric Power Development Co., Ltd.	600	18,563
Exedy Corp.	1,600	46,041
#Ezaki Glico Co., Ltd.	2,000	23,765
FamilyMart Co., Ltd.	600	21,436
Foster Electric Co., Ltd.	500	13,494
#Fuji Electric Holdings Co., Ltd.	10,000	27,784
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	8,165
*Fuji Heavy Industries, Ltd.	15,000	82,417
Fuji Oil Co., Ltd.	2,600	38,294
Fuji Soft, Inc.	1,100	17,943
FUJIFILM Holdings Corp.	3,300	102,764
Fujikura, Ltd.	13,000	61,124
Fukui Bank, Ltd. (The)	7,000	22,315
Fukuoka Financial Group, Inc.	12,000	49,891
Fukuyama Transporting Co., Ltd.	5,000	24,040
Funai Electric Co., Ltd.	500	17,809
*Furukawa Co., Ltd.	9,000	9,589
Futaba Corp.	1,500	27,071
*Futaba Industrial Co., Ltd.	900	6,220
GEO Co., Ltd.	9	10,986
Glory, Ltd.	1,000	23,281
Godo Steel, Ltd.	6,000	14,438

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Gunma Bank, Ltd. (The)	10,000	$53,593
Gunze, Ltd.	5,000	15,538
*H2O Retailing Corp.	4,000	24,823
Hachijuni Bank, Ltd. (The)	11,000	62,816
Hakuhodo Dy Holdings, Inc.	670	33,993
Hankyu Hanshin Holdings, Inc.	19,000	85,861
Hanwa Co., Ltd.	4,000	16,150
#*Haseko Corp.	11,000	8,890
*Heiwa Corp.	1,800	20,053
Heiwado Co., Ltd.	1,200	14,935
Higashi-Nippon Bank, Ltd.	6,000	11,545
Higo Bank, Ltd. (The)	5,000	27,333
Hino Motors, Ltd.	13,000	57,072
Hirose Electric Co., Ltd.	200	20,211
#Hiroshima Bank, Ltd. (The)	13,000	51,070
Hitachi High-Technologies Corp.	1,900	36,314
Hitachi Kokusai Electric, Inc.	2,000	16,136
#Hitachi Metals, Ltd.	1,000	11,350
Hitachi Transport System, Ltd.	1,900	27,472
#Hitachi Zosen Corp.	10,500	14,929
#*Hitachi, Ltd. Sponsored ADR	1,800	75,294
Hokkaido Electric Power Co., Inc.	1,000	21,416
Hokkoku Bank, Ltd. (The)	7,000	27,535
Hokuetsu Bank, Ltd. (The)	9,000	14,862
*Hokuhoku Financial Group, Inc.	17,000	30,030
Hokuriku Electric Power Co., Inc.	1,000	22,130
Honda Motor Co., Ltd. Sponsored ADR	7,100	225,567
Hosiden Corp.	1,200	12,816
House Foods Corp.	1,900	27,758
Hyakugo Bank, Ltd. (The)	4,000	17,575
Hyakujishi Bank, Ltd. (The)	9,000	33,755
*IBJ Leasing Co., Ltd.	1,000	18,779
Ichiyoshi Securities Co., Ltd.	2,200	14,603
Idec Corp.	1,300	13,043
Idemitsu Kosan Co., Ltd.	400	29,790
Imperial Hotel, Ltd.	450	9,858
Inaba Denki Sangyo Co., Ltd.	600	14,862
Inageya Co., Ltd.	2,000	21,107
Isetan Mitsukoshi Holdings, Ltd.	5,740	54,218
*Ishihara Sangyo Kaisha, Ltd.	13,000	9,764
IT Holdings Corp.	1,200	14,292
#ITO EN, Ltd.	1,000	15,701
ITOCHU Corp.	8,000	62,263
Itochu Enex Co., Ltd.	1,800	9,015
Itochu Techno-Solutions Corp.	600	21,906
Itoham Foods, Inc.	5,000	18,505
Iyo Bank, Ltd. (The)	7,000	61,964
Izumi Co., Ltd.	1,400	18,150
Izumiya Co., Ltd.	3,000	13,173
J Front Retailing Co., Ltd.	8,800	39,720
*Japan Airport Terminal Co., Ltd.	2,400	36,965
Japan Digital Laboratory Co., Ltd.	1,600	16,365
Japan Petroleum Exploration Co., Ltd.	300	11,797
Japan Pulp & Paper Co., Ltd.	5,000	16,899
Japan Radio Co., Ltd.	6,000	14,698
Japan Wool Textile Co., Ltd. (The)	3,000	22,410
JFE Holdings, Inc.	700	21,649
J-Oil Mills, Inc.	3,000	8,974
#Joshin Denki Co., Ltd.	3,000	29,254
Joyo Bank, Ltd. (The)	7,000	28,277
JS Group Corp.	4,100	82,622

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
JSR Corp.	800	$13,952
JTEKT Corp.	1,100	10,646
Juroku Bank, Ltd.	9,000	30,766
*JVC Kenwood Holdings, Inc.	1,500	5,128
*JX Holdings, Inc.	18,490	100,160
Kadokawa Holdings, Inc.	800	16,687
Kaga Electronics Co., Ltd.	1,200	12,345
Kagome Co., Ltd.	1,300	23,097
Kagoshima Bank, Ltd. (The)	3,000	18,717
Kameda Seika Co., Ltd.	700	13,706
Kamigumi Co., Ltd.	7,000	54,869
Kandenko Co., Ltd.	4,000	23,685
Kaneka Corp.	8,000	49,405
*Kanematsu Corp.	12,000	9,582
Kansai Electric Power Co., Inc.	1,200	29,061
*Kansai Paint Co., Ltd.	6,000	50,953
Kanto Auto Works, Ltd.	1,500	11,165
Kao Corp.	1,000	23,647
#Kawasaki Heavy Industries, Ltd.	5,000	12,481
*Kawasaki Kisen Kaisha, Ltd.	2,000	8,524
KDDI Corp.	4	19,501
Keihin Corp.	1,100	19,847
#Keihin Electric Express Railway Co., Ltd.	4,000	37,240
Keio Corp.	6,000	40,334
*Keisei Electric Railway Co., Ltd.	4,000	24,110
*Keiyo Bank, Ltd. (The)	4,000	20,007
#*Kenedix, Inc.	12	2,016
Kewpie Corp.	2,200	26,378
Kikkoman Corp.	2,000	21,142
Kinden Corp.	3,000	27,041
#Kintetsu Corp.	7,000	22,541
Kitz Corp.	3,000	15,015
Kiyo Holdings, Inc.	15,000	19,974
*Kobe Steel, Ltd.	10,000	20,932
#Kohnan Shoji Co., Ltd.	1,300	14,060
Kokuyo Co., Ltd.	2,300	18,602
Komatsu, Ltd.	1,100	23,047
Komori Corp.	1,000	10,324
Konica Minolta Holdings, Inc.	5,500	57,613
*Kose Corp.	800	18,554
Kubota Corp. Sponsored ADR	800	31,728
Kurabo Industries, Ltd.	8,000	12,776
Kuraray Co., Ltd.	3,000	37,533
Kureha Corp.	5,000	25,120
Kuroda Electric Co., Ltd.	1,300	18,272
Kyocera Corp. Sponsored ADR	900	80,496
Kyowa Exeo Corp.	2,000	18,485
Lawson, Inc.	500	22,952
#*Leopalace21 Corp.	4,100	9,048
Lintec Corp.	1,100	21,256
Lion Corp.	4,000	20,299
Mabuchi Motor Co., Ltd.	700	35,149
Maeda Corp.	5,000	13,309
Maeda Road Construction Co., Ltd.	3,000	24,231
*Makino Milling Machine Co., Ltd.	2,000	12,038
Makita Corp.	500	14,381
Marubeni Corp.	6,000	32,192
Maruha Nichiro Holdings, Inc.	12,000	19,200
Marui Group Co., Ltd.	6,900	48,399
Maruichi Steel Tube, Ltd.	1,200	23,906
Marusan Securities Co., Ltd.	2,100	11,752

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Max Co., Ltd.	2,000	$23,865
Mazda Motor Corp.	15,000	36,225
Megmilk Snow Brand Co., Ltd.	1,400	25,988
Meitec Corp.	700	11,791
#Meito Sangyo Co., Ltd.	600	8,391
Michinoku Bank, Ltd. (The)	7,000	14,151
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	10,764
Minebea Co., Ltd.	5,000	27,624
Ministop Co., Ltd.	800	11,068
Misumi Group, Inc.	1,200	22,983
Mitsubishi Chemical Holdings Corp.	5,000	25,735
Mitsubishi Corp.	4,600	99,278
Mitsubishi Electric Corp.	1,000	8,699
Mitsubishi Estate Co., Ltd.	2,000	28,165
Mitsubishi Heavy Industries, Ltd.	11,000	41,164
Mitsubishi Logistics Corp.	4,000	45,907
*Mitsubishi Materials Corp.	8,000	21,279
#*Mitsubishi Motors Corp.	13,000	16,920
*Mitsubishi Paper Mills, Ltd.	10,000	11,549
Mitsubishi UFJ Financial Group, Inc.	53,870	266,871
Mitsuboshi Belting, Ltd.	4,000	18,119
Mitsui & Co., Ltd.	3,100	39,772
Mitsui & Co., Ltd. Sponsored ADR	200	51,472
Mitsui Chemicals, Inc.	6,000	17,741
*Mitsui High-Tec, Inc.	2,000	13,947
Mitsui Mining & Smelting Co., Ltd.	14,000	38,273
Mitsui O.S.K. Lines, Ltd.	7,000	47,310
Mitsui Sugar Co., Ltd.	3,000	10,437
Mitsui-Soko Co., Ltd.	4,000	14,045
Miura Co., Ltd.	700	16,480
Miyazaki Bank, Ltd. (The)	5,000	13,607
Mizuho Financial Group, Inc.	23,100	37,446
*Mizuho Investors Securities Co., Ltd.	12,000	12,187
#*Mizuho Trust & Banking Co., Ltd.	12,000	10,106
Mizuno Corp.	4,000	18,035
Modec, Inc.	600	9,212
#*Mori Seiki Co., Ltd.	1,100	10,755
Morinaga & Co., Ltd.	10,000	22,904
Morinaga Milk Industry Co., Ltd.	8,000	30,364
MOS Food Services, Inc.	1,500	25,712
MS&AD Insurance Group Holdings, Inc.	3,864	85,506
Murata Manufacturing Co., Ltd.	400	19,767
*Musashino Bank, Ltd.	1,000	28,185
Nagase & Co., Ltd.	4,000	43,850
Nagoya Railroad Co., Ltd.	9,000	26,759
Namco Bandai Holdings, Inc.	4,900	43,816
#Nanto Bank, Ltd. (The)	5,000	26,024
NEC Corp.	31,000	83,536
Net One Systems Co., Ltd.	18	22,054
Neturen Co., Ltd.	1,500	11,050
NHK Spring Co., Ltd.	4,000	36,719
#Nichicon Corp.	3,000	38,711
Nichirei Corp.	6,000	25,834
Nifco, Inc.	900	20,428
Nihon Dempa Kogyo Co., Ltd.	400	7,005
Nihon Nohyaku Co., Ltd.	1,000	4,544
Nihon Parkerizing Co., Ltd.	2,000	25,698
Nikon Corp.	1,000	17,418
Nintendo Co., Ltd.	100	27,917
Nippo Corp.	3,000	20,842
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	20,207

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Nippon Chemi-Con Corp.	3,000	$14,900
Nippon Express Co., Ltd.	12,000	48,657
Nippon Flour Mills Co., Ltd.	6,000	31,205
Nippon Gas Co., Ltd.	1,100	16,356
Nippon Konpo Unyu Soko Co., Ltd.	2,000	23,741
*Nippon Light Metal Co., Ltd.	10,000	14,715
Nippon Meat Packers, Inc.	5,000	65,599
#Nippon Paint Co., Ltd.	5,000	29,398
Nippon Paper Group, Inc.	2,300	61,193
Nippon Seiki Co., Ltd.	1,000	10,967
Nippon Sheet Glass Co., Ltd.	20,000	49,161
Nippon Shokubai Co., Ltd.	4,000	41,445
Nippon Soda Co., Ltd.	5,000	17,745
*Nippon Steel Corp.	7,000	23,876
Nippon Suisan Kaisha, Ltd.	5,500	18,727
Nippon Telegraph & Telephone Corp ADR	1,600	33,360
Nippon Thompson Co., Ltd.	3,000	19,814
#*Nippon Yakin Kogyo Co., Ltd.	2,500	7,952
Nishimatsu Construction Co., Ltd.	7,000	8,621
Nishi-Nippon Bank, Ltd.	24,000	69,712
Nishi-Nippon Railroad Co., Ltd.	6,000	24,993
*Nissan Motor Co., Ltd.	12,400	94,938
Nissan Shatai Co., Ltd.	3,000	21,242
Nisshin Oillio Group, Ltd. (The)	5,000	25,004
#Nisshin Seifun Group, Inc.	5,500	67,179
Nisshin Steel Co., Ltd.	21,000	35,206
Nissin Foods Holdings Co., Ltd.	1,100	38,434
*Nissin Kogyo Co., Ltd.	2,400	35,013
Nitta Corp.	1,000	15,553
Nittetsu Mining Co., Ltd.	3,000	10,240
Nitto Boseki Co., Ltd.	6,000	13,802
Nitto Denko Corp.	500	17,298
Nitto Kogyo Corp.	1,400	12,556
*NKSJ Holdings, Inc.	13,000	75,988
NOF Corp.	5,000	20,580
NOK Corp.	2,700	44,123
Nomura Holdings, Inc.	6,300	35,427
Nomura Holdings, Inc. ADR	3,400	19,142
Nomura Research Institute, Ltd.	600	11,909
Noritake Co., Ltd.	5,000	17,897
Noritsu Koki Co., Ltd.	900	6,097
NTN Corp.	4,000	17,318
NTT Data Corp.	5	18,191
NTT DoCoMo, Inc.	73	115,977
Obayashi Corp.	16,000	68,148
Odakyu Electric Railway Co., Ltd.	3,000	27,372
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	12,715
Oiles Corp.	1,200	19,758
Oita Bank, Ltd. (The)	4,000	12,511
Oji Paper Co., Ltd.	13,000	62,740
Okasan Securities Group, Inc.	4,000	15,103
#*Oki Electric Industry Co., Ltd.	13,000	10,371
Okinawa Electric Power Co., Ltd.	400	20,476
*OKUMA Corp.	2,000	12,029
Okumura Corp.	4,000	14,316
#Onward Holdings Co., Ltd.	4,000	30,069
Oriental Land Co., Ltd.	600	50,118
Osaka Gas Co., Ltd.	8,000	29,527
Panasonic Corp.	9,000	118,923
Parco Co., Ltd.	1,500	10,907
#Paris Miki Holdings, Inc.	1,600	12,757

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Pioneer Electronic Corp.	2,500	$9,121
*Press Kogyo Co., Ltd.	5,000	14,475
Rengo Co., Ltd.	4,000	25,831
#*Renown, Inc.	2,700	7,660
#Resona Holdings, Inc.	1,900	20,794
Resorttrust, Inc.	1,000	14,358
Ricoh Co., Ltd.	5,000	69,054
Riken Corp.	4,000	13,932
Rohm Co., Ltd.	1,000	63,019
Roland Corp.	700	8,279
Round One Corp.	900	4,049
#*Ryohin Keikaku Co., Ltd.	400	14,763
Ryosan Co., Ltd.	1,000	25,501
Saizeriya Co., Ltd.	1,200	22,560
Sakai Chemical Industry Co., Ltd.	3,000	11,934
Sakata Seed Corp.	1,600	21,528
Sanden Corp.	4,000	13,096
San-in Godo Bank, Ltd. (The)	3,000	22,034
*Sanken Electric Co., Ltd.	4,000	15,672
Sanki Engineering Co., Ltd.	3,000	23,717
*Sankyo Co., Ltd.	700	34,227
*Sankyo-Tateyama Holdings, Inc.	12,000	14,504
*Sankyu, Inc.	4,000	16,834
Sanshin Electronics Co., Ltd.	1,500	12,646
Sanwa Holdings Corp.	4,000	12,792
Sanyo Chemical Industries, Ltd.	4,000	27,754
#*Sanyo Special Steel Co., Ltd.	3,000	15,496
Sapporo Hokuyo Holdings, Inc.	8,000	37,896
Sasebo Heavy Industries Co., Ltd.	3,000	5,962
Sato Corp.	1,100	13,797
SBI Holdings, Inc.	357	47,364
Secom Co., Ltd.	800	36,751
Seiko Epson Corp.	2,200	28,833
*Seiko Holdings Corp.	4,000	12,601
Seino Holdings Co., Ltd.	4,000	26,828
Seiren Co., Ltd.	2,600	15,694
Sekisui Chemical Co., Ltd.	12,000	80,963
Sekisui House, Ltd.	5,000	44,288
Seven & I Holdings Co., Ltd.	3,700	88,316
Sharp Corp.	2,000	21,895
Shiga Bank, Ltd.	7,000	42,700
Shikoku Bank, Ltd.	5,000	15,962
Shima Seiki Manufacturing Co., Ltd.	400	8,808
Shimachu Co., Ltd.	1,000	18,210
Shimano, Inc.	600	30,413
Shimizu Corp.	10,000	37,700
Shin-Etsu Chemical Co., Ltd.	500	24,843
Shinko Electric Industries Co., Ltd.	700	9,244
Shinko Plantech Co., Ltd.	1,300	12,071
#*Shinsei Bank, Ltd.	2,000	1,840
Shiseido Co., Ltd.	1,000	22,311
Shizuoka Bank, Ltd.	9,000	74,783
Shochiku Co., Ltd.	3,000	20,444
Showa Denko K.K.	23,000	45,447
Showa Shell Sekiyu K.K.	2,300	16,927
Sinanen Co., Ltd.	4,000	16,569
SKY Perfect JSAT Holdings, Inc.	35	12,367
#SMK Corp.	3,000	14,597
Sohgo Security Services Co., Ltd.	1,500	15,168
Sojitz Corp.	35,400	56,143
Sony Corp.	1,200	37,543

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Sony Corp. Sponsored ADR	5,400	$168,588
Sotetsu Holdings, Inc.	6,000	27,642
Star Micronics Co., Ltd.	700	7,435
Sumisho Computer Systems Corp.	1,200	18,415
Sumitomo Bakelite Co., Ltd.	5,000	26,047
Sumitomo Corp.	3,700	39,270
Sumitomo Electric Industries, Ltd.	5,800	67,650
Sumitomo Forestry Co., Ltd.	3,600	27,631
Sumitomo Heavy Industries, Ltd.	2,000	11,701
*Sumitomo Light Metal Industries, Ltd.	9,000	9,400
Sumitomo Metal Industries, Ltd.	5,000	12,075
Sumitomo Metal Mining Co., Ltd.	1,000	13,300
Sumitomo Mitsui Financial Group, Inc.	2,900	89,376
Sumitomo Osaka Cement Co., Ltd.	11,000	20,591
Sumitomo Realty & Development Co., Ltd.	1,000	17,979
Sumitomo Rubber Industries, Ltd.	4,300	42,500
Sumitomo Trust & Banking Co., Ltd.	6,000	33,205
Sumitomo Warehouse Co., Ltd.	4,000	19,166
Suruga Bank, Ltd.	5,000	44,974
*SWCC Showa Holdings Co., Ltd.	14,000	13,093
T&D Holdings, Inc.	1,350	29,457
*Tadano, Ltd.	2,000	9,820
*Taiheiyo Cement Corp.	24,000	32,511
Taiho Kogyo Co., Ltd.	1,300	9,705
Taikisha, Ltd.	2,000	31,571
Taisei Corp.	25,000	49,915
Taiyo Nippon Sanso Corp.	3,000	26,184
#Taiyo Yuden Co., Ltd.	2,000	25,574
Takara Standard Co., Ltd.	4,000	25,811
Takasago International Corp.	4,000	18,286
#Takasago Thermal Engineering Co., Ltd.	2,000	17,194
Takashimaya Co., Ltd.	7,000	54,239
*Takuma Co., Ltd.	4,000	9,429
TDK Corp.	500	30,128
TDK Corp. Sponsored ADR	1,000	59,850
Teijin, Ltd.	7,000	22,239
Tenma Corp.	1,200	12,927
TKC, Corp.	1,100	18,803
Toagosei Co., Ltd.	6,000	26,575
#Tobu Railway Co., Ltd.	6,000	34,377
Tochigi Bank, Ltd.	4,000	16,471
Toda Corp.	6,000	19,181
Toho Bank, Ltd.	5,000	14,674
Toho Gas Co., Ltd.	7,000	35,316
*Toho Titanium Co., Ltd.	600	16,473
Tohuku Electric Power Co., Inc.	1,200	25,870
Tokai Carbon Co., Ltd.	2,000	10,547
Tokai Rika Co., Ltd.	2,100	35,549
Tokai Tokyo Financial Holdings, Inc.	11,000	39,901
Tokio Marine Holdings, Inc.	3,800	103,891
Tokuyama Corp.	4,000	20,027
Tokyo Electric Power Co., Ltd.	1,800	49,369
Tokyo Gas Co., Ltd.	5,000	22,673
Tokyo Ohka Kogyo Co., Ltd.	1,000	17,132
#*Tokyo Seimitsu Co., Ltd.	700	9,501
Tokyo Steel Manufacturing Co., Ltd.	3,900	46,588
Tokyo Style Co., Ltd.	2,000	15,672
Tokyo Tatemono Co., Ltd.	11,000	35,789
Tokyo Tomin Bank, Ltd.	700	7,670
Tokyu Construction Co., Ltd.	4,060	10,513
Tokyu Corp.	4,000	17,204

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Tokyu Land Corp.	12,000	$43,568
*TOMONY Holdings, Inc.	7,000	25,603
Toppan Forms Co., Ltd.	2,100	20,182
Toppan Printing Co., Ltd.	9,000	74,064
Topre Corp.	2,200	15,764
Topy Industries, Ltd.	7,000	15,741
Toray Industries, Inc.	5,000	26,770
*Toshiba Corp.	4,000	20,925
#Toshiba Machine Co., Ltd.	8,000	29,056
Toshiba TEC Corp.	4,000	14,520
Tosoh Corp.	4,000	10,683
TOTO, Ltd.	7,000	47,735
Towa Bank, Ltd.	18,000	16,006
Toyo Engineering Corp.	4,000	12,529
Toyo Ink Manufacturing Co., Ltd.	6,000	23,208
Toyo Kanetsu K.K.	5,000	7,846
Toyo Kohan Co., Ltd.	4,000	22,766
Toyo Seikan Kaisha, Ltd. (6899967)	1,000	21,577
Toyo Seikan Kaisha, Ltd. (6900267)	4,300	69,052
Toyo Tire & Rubber Co., Ltd.	4,000	9,264
Toyobo Co., Ltd.	19,000	32,530
Toyoda Gosei Co., Ltd.	600	14,972
Toyota Auto Body Co., Ltd.	1,300	17,918
*Toyota Motor Corp. Sponsored ADR	2,600	182,598
Toyota Tsusho Corp.	1,200	18,225
Trans Cosmos, Inc.	1,200	10,919
Trend Micro, Inc.	500	14,744
Tsubakimoto Chain Co.	3,000	12,537
*Tsukuba Bank, Ltd.	2,900	7,615
TV Asahi Corp.	12	17,002
Ube Industries, Ltd.	13,000	32,477
Ulvac, Inc.	1,300	25,542
Uni-Charm Corp.	400	47,492
*Uniden Corp.	3,000	8,223
Union Tool Co.	600	15,020
*Unitika, Ltd.	16,000	13,872
UNY Co., Ltd.	6,000	46,314
Ushio, Inc.	1,700	28,828
USS Co., Ltd.	340	25,477
Wacoal Corp.	2,000	26,163
West Japan Railway Co.	5	18,487
Xebio Co., Ltd.	700	13,856
Yamada Denki Co., Ltd.	430	29,022
Yamagata Bank, Ltd.	4,000	18,723
Yamaguchi Financial Group, Inc.	6,000	56,051
Yamaha Corp.	2,700	29,921
*Yamaha Motor Co., Ltd.	2,300	29,722
Yamanashi Chuo Bank, Ltd.	4,000	16,113
Yamatake Corp.	800	20,388
*Yamato Kogyo Co., Ltd.	600	14,592
#Yaskawa Electric Corp.	2,000	15,036
Yodogawa Steel Works, Ltd.	4,000	16,785
*Yokogawa Electric Corp.	3,300	19,473
Yokohama Reito Co., Ltd.	3,000	21,596
Yokohama Rubber Co., Ltd.	7,000	37,371
Zensho Co., Ltd.	2,000	18,647
Zeon Corp.	2,000	14,385

TOTAL JAPAN		15,387,453

NETHERLANDS — (2.1%)
Aalberts Industries NV	1,289	19,233

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
*Aegon NV	23,569	$141,569
Akzo Nobel NV	2,119	124,704
#Arcadis NV	762	14,766
ArcelorMittal NV	6,554	200,649
*ASM International NV	1,438	36,554
ASML Holding NV	2,445	78,474
ASML Holding NV ADR	200	6,438
*CSM NV	6	174
Exact Holding NV	330	7,672
#Fugro NV	1,903	100,503
Grontmij NV	354	6,801
*Heijmans NV	37	587
Imtech NV	712	19,860
*ING Groep NV Sponsored ADR	15,410	148,244
KAS Bank NV	70	1,076
Koninklijke Ahold NV	12,011	154,234
Koninklijke Bam Groep NV	3,463	16,745
Koninklijke Boskalis Westminster NV	2,001	82,648
Koninklijke Ten Cate NV	874	23,344
Koninklijke Vopak NV	2,120	86,145
#Nutreco NV	626	37,830
*Randstad Holdings NV	1,654	74,275
Reed Elsevier NV ADR	952	24,628
SBM Offshore NV	3,901	61,591
#Sligro Food Group NV	627	17,811
*SNS Reaal Groep NV	3,557	19,572
Telegraaf Media Groep NV	853	16,113
TKH Group NV	819	16,224
Unilever NV	5,295	155,739
Unit 4 NV	493	10,842
#*USG People NV	851	13,069
#*Wavin NV	159	2,283
Wolters Kluwer NV	4,568	92,197

TOTAL NETHERLANDS		1,812,594

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	11,327	9,140
Contact Energy, Ltd.	4,628	19,167
Fletcher Building, Ltd.	2,708	14,958
Infratil, Ltd.	10,572	12,509
*New Zealand Oil & Gas, Ltd.	32,508	29,235
*New Zealand Refining Co., Ltd.	4,103	8,995
Nuplex Industries, Ltd.	4,562	9,783
Port of Tauranga, Ltd.	2,031	10,172
TrustPower, Ltd.	2,795	14,616

TOTAL NEW ZEALAND		128,575

NORWAY — (1.0%)
#*Acta Holding ASA	9,500	3,252
Aker Kvaerner ASA	750	9,707
*Aktiv Kapital ASA	600	3,964
Atea ASA	2,400	16,802
*BW Offshore, Ltd. ASA	4,000	5,590
*Camillo Eitze & Co. ASA	800	1,481
Cermaq ASA	1,600	14,650
DnB NOR ASA Series A	8,311	102,842
#*DOF ASA	1,400	10,127
*EDB Business Partner ASA	1,800	4,562
#Ekornes ASA	300	6,424
#*Eltek ASA	1,600	868
Ganger Rolf ASA	670	13,715

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

NORWAY — (Continued)
Kongsberg Gruppen ASA	640	$12,740
Marine Harvest ASA	50,000	37,582
#Norsk Hydro ASA	24,000	128,709
#Norsk Hydro ASA Sponsored ADR	3,400	18,564
#*Norske Skogindustrier ASA Series A	7,052	8,622
Orkla ASA	7,600	62,904
*Petroleum Geo-Services ASA	5,900	52,802
Prosafe ASA	3,000	13,902
*Prosafe Production Public, Ltd. ASA	3,000	6,215
#*Renewable Energy Corp. ASA	538	1,476
Schibsted ASA	850	18,992
#SeaDrill, Ltd. ASA	1,540	35,603
*Sevan Marine ASA	3,200	3,244
*Songa Offshore SE	800	2,502
StatoilHydro ASA Sponsored ADR	3,931	79,917
*Storebrand ASA	5,600	33,069
*Subsea 7, Inc. P.L.C.	1,200	20,415
Telenor ASA	1,553	23,901
#TGS Nopec Geophysical Co. ASA	2,845	37,663
#Tomra Systems ASA	2,200	10,776
#Veidekke ASA	1,440	9,506
#Wilh Wilhelmsen Holding ASA	350	6,397

TOTAL NORWAY		819,485

PORTUGAL — (0.4%)
#Banco BPI SA	4,547	10,076
#Banco Comercial Portugues SA	59,958	51,762
#Banco Espirito Santo SA	10,994	52,567
Brisa SA	3,774	24,620
Cimpor Cimentos de Portugal SA	6,612	40,181
#Energias de Portugal SA	9,374	30,822
#Galp Energia SGPS SA Series B	1,072	17,529
#Jeronimo Martins SGPS SA	2,344	25,605
#Mota-Engil SGPS SA	2,737	7,713
#Portucel-Empresa Produtora de Pasta de Papel SA	3,351	9,614
Portugal Telecom SA	5,451	59,975
Sociedade de Investimento e Gestao SGPS SA	897	8,868
*Sonae Capital SGPS SA	1,744	1,139
*Sonae Industria SGPS SA	1,680	5,133
Sonae SGPS SA	13,955	14,668
*Sonaecom SGPS SA	3,677	7,156
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	6,237

TOTAL PORTUGAL		373,665

SINGAPORE — (1.4%)
Allgreen Properties, Ltd.	19,000	16,387
Bukit Sembawang Estates, Ltd.	2,000	7,141
*CapitaLand, Ltd.	19,000	55,458
City Developments, Ltd.	5,000	44,594
Comfortdelgro Corp., Ltd.	21,000	24,774
Cosco Corp Singapore, Ltd.	45,000	54,440
DBS Group Holdings, Ltd.	14,811	157,196
*Delong Holdings, Ltd.	10,000	2,813
#Ezra Holdings, Ltd.	8,000	11,808
Golden Agri-Resources, Ltd.	106,000	44,924
*Guocoland, Ltd.	9,000	14,407
Hotel Properties, Ltd.	7,000	14,684
Hyflux, Ltd.	8,000	19,037
Keppel Corp., Ltd.	3,000	20,642
Keppel Land, Ltd.	5,000	14,901
Keppel Telecommunications & Transportation, Ltd.	6,000	5,615

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
*K-Green Trust	600	$507
Kim Eng Holdings, Ltd.	9,100	10,785
M1, Ltd.	7,000	10,936
#*Neptune Orient Lines, Ltd.	19,250	29,115
*Overseas Union Enterprise, Ltd.	5,000	9,873
Overseas-Chinese Banking Corp., Ltd.	12,816	85,287
Raffles Education Corp., Ltd.	15,319	3,272
SembCorp Industries, Ltd.	14,000	43,534
SembCorp Marine, Ltd.	8,400	24,774
Singapore Airlines, Ltd.	8,600	98,945
Singapore Airport Terminal Services, Ltd.	6,278	13,506
Singapore Land, Ltd.	4,000	19,621
Singapore Post, Ltd.	14,000	11,732
Singapore Telecommunications, Ltd.	13,000	29,880
SMRT Corp, Ltd.	15,000	24,504
Tat Hong Holdings, Ltd.	10,000	7,293
United Engineers, Ltd.	6,000	10,168
United Industrial Corp., Ltd.	23,000	36,550
United Overseas Bank, Ltd.	6,000	87,775
UOB-Kay Hian Holdings, Ltd.	12,000	13,345
UOL Group, Ltd.	16,000	46,585
*Venture Corp., Ltd.	7,000	47,153
WBL Corp., Ltd.	8,000	26,930
Wheelock Properties, Ltd.	13,000	18,084
Yanlord Land Group, Ltd.	5,000	6,857

TOTAL SINGAPORE		1,225,832

SPAIN — (2.6%)
Abengoa SA	505	13,258
Abertis Infraestructuras SA	1,657	27,966
Acciona SA	375	33,012
Acerinox SA	5,339	91,520
Antena 3 de Television SA	1,085	7,894
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,391	247,359
#Banco de Sabadell SA	16,046	91,115
*Banco de Valencia SA	3,391	20,347
Banco Espanol de Credito SA	1,229	12,491
Banco Guipuzcoano SA	1,547	9,932
Banco Pastor SA	1,469	7,708
Banco Popular Espanol SA	11,509	76,043
Banco Santander SA	829	10,770
#Banco Santander SA Sponsored ADR	40,945	522,868
Bankinter SA	4,250	31,777
Bolsas y Mercados Espanoles SA	711	18,346
Cementos Portland Valderrivas SA	228	3,833
Cia Espanola de Petroleos SA	473	10,626
Construcciones y Auxiliar de Ferrocarriles SA	22	9,898
Criteria Caixacorp SA	4,967	24,232
Ebro Foods SA	3,220	56,165
Enagas SA	2,468	45,480
Fomento de Construcciones y Contratas SA	1,348	34,988
*Gamesa Corp Tecnologica SA	2,284	19,906
Gas Natural SDG SA	3,108	51,892
*Gestevision Telec, Inc. SA	837	9,590
Grupo Catalana Occidente SA	923	17,297
*Grupo Empresarial Ence SA	2,978	10,175
Iberdrola SA	9,234	64,974
*Indra Sistemas SA	974	15,887
Industria de Diseno Textil SA	424	28,048
#*La Seda de Barcelona SA	11,551	1,775
*La Seda de Barcelona SA I-10	55,275	8,500

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
Mapfre SA	8,504	$27,972
*NH Hoteles SA	2,275	9,212
Obrascon Huarte Lain SA	479	12,494
*Papeles y Cartones de Europa SA	3,156	13,255
Pescanova SA	312	8,200
*Promotora de Informaciones SA	1,912	5,455
Prosegur Cia de Seguridad SA	514	25,264
*Realia Business SA	980	1,856
Red Electrica Corporacion SA	1,553	67,884
Repsol YPF SA Sponsored ADR	7,300	172,645
*Sacyr Vallehermoso SA	2,561	13,128
*Service Point Solutions SA	7,717	5,622
Sol Melia SA	953	7,954
#*SOS Corp Alimentaria SA	1,043	2,336
Telefonica SA Sponsored ADR	1,900	130,036
Tubacex SA	1,844	6,177
Tubos Reunidos SA	4,346	10,991
Vidrala SA	338	8,239
Viscofan SA	830	24,034
Zardoya Otis SA	1,131	17,637
*Zardoya Otis SA I-10 Shares	57	882

TOTAL SPAIN		2,206,945

SWEDEN — (2.6%)
Aarhuskarlshamn AB	500	10,570
AF AB	1,400	19,413
Alfa Laval AB	2,100	32,529
Assa Abloy AB Series B	2,602	57,521
Axfood AB	350	9,981
B&B Tools AB	600	8,734
Bilia AB Series A	1,300	19,611
*Boliden AB	8,001	95,127
Electrolux AB Series B	1,959	43,714
#*Eniro AB	644	845
Hakon Invest AB	900	13,974
*Haldex AB	2,000	22,184
Hennes & Mauritz AB Series B	2,100	66,196
#Hexagon AB	3,968	66,584
Hoganas AB Series B	900	24,868
#Holmen AB	1,500	39,378
Husqvarna AB Series B	3,600	25,419
JM AB	1,200	19,586
#*LBI International AB	2,800	4,751
*Lindab International AB	600	7,230
*Loomis AB	664	7,163
*Lundin Petroleum AB	6,000	33,357
Modern Times Group AB Series B	450	28,218
NCC AB Series B	1,600	28,317
#*Nobia AB	4,200	24,664
Nordea Bank AB	27,436	273,817
Oriflame Cosmetics SA	750	44,852
*Pa Resources AB	3,400	2,500
Sandvik AB	3,993	51,604
Securitas AB Series B	3,324	33,744
#Skandinaviska Enskilda Banken AB Series A	6,914	47,454
Skanska AB Series B	672	11,365
SKF AB Series B	1,600	30,529
Skistar AB	883	14,883
#SSAB AB Series A	1,900	27,509
SSAB AB Series B	700	9,005
Svenska Cellulosa AB Series B	9,217	132,954

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
Svenska Handelsbanken AB Series A	7,472	$214,112
#*Swedbank AB Series A	5,862	66,908
Tele2 AB Series B	3,701	65,651
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,000	209,000
TeliaSonera AB	16,349	118,218
Trelleborg AB Series B	4,200	30,612
*Volvo AB Series A	2,200	25,880
*Volvo AB Series B	6,532	81,406

TOTAL SWEDEN		2,201,937

SWITZERLAND — (5.2%)
ABB, Ltd. AG Sponsored ADR	6,500	131,170
#Adecco SA	1,670	85,146
Allreal Holding AG	202	23,691
Aryzta AG	1,642	67,082
#*Ascom Holding AG	1,836	18,690
Baloise Holding AG	1,560	124,995
Bank Sarasin & Cie AG Series B	700	25,965
Banque Cantonale Vaudoise AG	54	24,078
Barry Callebaut AG	34	21,480
Berner Kantonalbank AG	107	24,503
BKW FMB Energie AG	158	10,924
*Bobst Group AG	277	10,506
Bucher Industries AG	173	20,753
*Clariant AG	6,413	85,028
Compagnie Financiere Richemont SA Series A	6,895	269,193
Credit Suisse Group AG Sponsored ADR	4,900	222,313
Daetwyler Holding AG	297	19,354
#*Dufry AG	227	18,542
#EFG International AG	1,159	13,700
EGL AG	13	9,338
EMS-Chemie Holding AG	265	41,214
#Energiedienst Holding AG	604	30,150
Flughafen Zuerich AG	73	23,931
Forbo Holding AG	50	23,951
*GAM Holdings, Ltd. AG	1,643	19,321
Geberit AG	144	23,549
*George Fisher AG	108	42,651
Givaudan SA	194	178,935
Gurit Holding AG	16	8,153
Helvetia Holding AG	150	46,498
Holcim, Ltd. AG	4,427	295,641
Julius Baer Group, Ltd. AG	1,643	57,451
#Kudelski SA	1,531	45,160
Kuoni Reisen Holding AG	48	14,945
Lindt & Spruengli AG	1	24,481
#*Logitech International SA	1,706	26,839
Luzerner Kantonalbank AG	48	14,102
Nestle SA	10,338	510,976
#*OC Oerlikon Corp AG	4,980	20,578
*Panalpina Welttransport Holding AG	158	14,256
Petroplus Holdings AG	1,327	20,581
*PubliGroupe SA	64	6,560
*Rieters Holdings AG	124	38,194
Romande Energie Holding SA	7	10,617
Schweizerische National-Versicherungs-Gesellschaft AG	546	14,278
SGS SA	40	56,198
Sika AG	34	64,037
St. Galler Kantonalbank AG	70	32,435
Sulzer AG	460	47,723
Swatch Group AG(7184725)	459	142,239

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
#Swatch Group AG(7184736)	649	$36,497
Swiss Life Holding AG	1,010	106,130
Swiss Reinsurance Co., Ltd. AG	5,759	265,201
Swisscom AG	62	23,220
Syngenta AG ADR	2,700	119,151
#*Temenos Group AG	384	9,848
#*UBS AG	7,536	127,925
#Valiant Holding AG	443	86,147
Valora Holding AG	83	20,997
Vontobel Holdings AG	600	17,939
Zurich Financial Services AG	2,043	476,790

TOTAL SWITZERLAND		4,411,940

UNITED KINGDOM — (18.7%)
Aberdeen Asset Management P.L.C.	16,024	35,288
Admiral Group P.L.C.	417	9,469
Aegis Group P.L.C.	20,061	36,890
*Aga Rangemaster Group P.L.C.	1,374	1,895
Aggreko P.L.C.	1,979	47,579
Amec P.L.C.	7,444	101,931
Amlin P.L.C.	11,960	79,721
*Anglo American P.L.C.	6,671	263,778
Anglo Pacific Group P.L.C.	2,760	11,095
Antofagasta P.L.C.	2,036	31,860
ARM Holdings P.L.C. Sponsored ADR	7,300	112,785
Arriva P.L.C.	5,063	61,163
Ashtead Group P.L.C.	14,650	22,278
Associated British Foods P.L.C.	5,660	91,158
Atkins WS P.L.C.	1,777	19,913
*Autonomy Corp. P.L.C.	1,503	38,781
Aveva Group P.L.C.	1,057	22,065
Aviva P.L.C.	43,610	244,208
Babcock International Group P.L.C.	8,135	70,699
BAE Systems P.L.C.	22,377	109,709
Balfour Beatty P.L.C.	9,061	35,388
Barclays P.L.C. Sponsored ADR	13,100	273,397
*Barratt Developments P.L.C.	17,543	26,502
BBA Aviation P.L.C.	10,853	33,405
Beazley P.L.C.	13,422	25,268
Bellway P.L.C.	2,995	27,228
*Berkeley Group Holdings P.L.C. (The)	2,238	28,461
BG Group P.L.C.	2,990	47,951
BG Group P.L.C. Sponsored ADR	1,400	113,330
BHP Billiton P.L.C. ADR	3,200	196,928
Bodycote P.L.C.	4,899	18,220
*Bovis Homes Group P.L.C.	1,341	7,235
BP P.L.C. Sponsored ADR	18,900	727,083
Brewin Dolphin Holdings P.L.C.	8,248	15,802
Brit Insurance Holdings NV	2,070	32,430
*British Airways P.L.C.	8,530	29,351
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	53,868
Britvic P.L.C.	2,726	20,537
BSS Group P.L.C.	3,111	21,836
BT Group P.L.C. Sponsored ADR	2,400	53,712
Bunzl P.L.C.	7,225	78,222
Burberry Group P.L.C.	9,093	120,095
Cable & Wireless Communications P.L.C.	43,712	40,606
Cable & Wireless Worldwide P.L.C.	43,712	45,784
*Cairn Energy P.L.C.	14,990	109,801
Capita Group P.L.C.	2,990	33,731
Carillion P.L.C.	12,077	57,024

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Carnival P.L.C.	942	$34,022
Carnival P.L.C. ADR	2,700	98,280
*Carphone Warehouse Group P.L.C.	2,969	10,715
Catlin Group, Ltd. P.L.C.	12,301	74,206
Centrica P.L.C.	14,387	68,573
Charter International P.L.C.	1,956	22,154
Chesnara P.L.C.	3,877	12,749
Chloride Group P.L.C.	5,862	34,302
Close Brothers Group P.L.C.	5,243	55,244
Cobham P.L.C.	11,022	41,073
Collins Stewart P.L.C.	7,841	8,919
Compass Group P.L.C.	24,559	204,191
*Cookson Group P.L.C.	5,870	40,911
Croda International P.L.C.	1,405	28,371
*CSR P.L.C.	2,830	15,180
Daily Mail & General Trust P.L.C. Series A	4,069	30,981
Dairy Crest Group P.L.C.	2,589	15,677
*Dana Petroleum P.L.C.	2,138	57,402
Davis Service Group P.L.C.	4,657	27,314
De la Rue P.L.C.	3,049	35,074
*Debenhams P.L.C.	22,081	21,309
Dignity P.L.C.	672	7,413
Dimension Data Holdings P.L.C.	17,382	33,577
Domino Printing Sciences P.L.C.	2,941	20,726
Drax Group P.L.C.	4,837	29,116
DS Smith P.L.C.	10,291	23,256
*DSG International P.L.C.	49,297	20,736
*DTZ Holdings P.L.C.	2,791	2,637
*easyJet P.L.C.	7,553	47,381
*EnQuest P.L.C.	8,083	14,840
*Enterprise Inns P.L.C.	11,823	19,033
Evolution Group P.L.C.	5,744	7,540
Experian P.L.C.	10,890	107,272
F&C Asset Management P.L.C.	6,813	5,404
Fenner P.L.C.	3,512	12,141
Filtrona P.L.C.	4,670	17,550
*Findel P.L.C.	4,807	624
*Firstgroup P.L.C.	1,786	10,309
Forth Ports P.L.C.	318	6,342
G4S P.L.C.	31,351	127,282
*Galiform P.L.C.	7,492	8,451
Game Group P.L.C.	10,090	11,292
*Gem Diamonds, Ltd. P.L.C.	2,700	9,273
*GKN P.L.C.	42,079	89,176
Go-Ahead Group P.L.C.	487	8,527
Greggs P.L.C.	1,490	10,391
Halfords Group P.L.C.	4,424	33,385
Halma P.L.C.	13,080	56,986
Hays P.L.C.	7,814	11,063
Helical Bar P.L.C.	3,459	16,100
*Helphire P.L.C.	4,847	2,954
Henderson Group P.L.C.	12,095	24,824
Hiscox, Ltd. P.L.C.	10,981	61,303
*Home Retail Group P.L.C.	5,486	20,557
Homeserve P.L.C.	565	19,313
HSBC Holdings P.L.C. Sponsored ADR	23,618	1,206,407
Hunting P.L.C.	2,655	21,662
Huntsworth P.L.C.	9,410	11,243
ICAP P.L.C.	9,292	58,393
IG Group Holdings P.L.C.	3,367	25,006
IMI P.L.C.	7,064	79,077

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Inchcape P.L.C.	10,165	$47,624
Informa P.L.C.	6,253	38,512
Inmarsat P.L.C.	3,198	36,997
*Innovation Group P.L.C.	32,087	5,792
Intercontinental Hotels Group P.L.C.	2,736	47,422
Intercontinental Hotels Group P.L.C. ADR	1,600	27,840
Intermediate Capital Group P.L.C.	2,842	11,828
International Personal Finance P.L.C.	11,639	44,316
International Power P.L.C.	44,274	248,236
Interserve P.L.C.	2,216	6,890
Intertek Group P.L.C.	2,205	54,572
Invensys P.L.C.	5,798	24,303
Investec P.L.C.	11,729	91,025
*IP Group P.L.C.	4,973	2,455
*ITV P.L.C.	97,376	78,978
Jardine Lloyd Thompson Group P.L.C.	2,600	24,073
*JJB Sports P.L.C.	10,155	1,915
JKX Oil & Gas P.L.C.	3,242	14,734
John Wood Group P.L.C.	14,289	80,159
Johnson Matthey P.L.C.	4,293	113,859
*Johnston Press P.L.C.	9,724	3,061
Kazakhmys P.L.C.	4,093	77,990
Kcom Group P.L.C.	13,914	10,663
Keller Group P.L.C.	1,423	12,256
Kesa Electricals P.L.C.	3,132	6,169
Kingfisher P.L.C.	69,403	234,419
Laird P.L.C.	6,889	13,276
Legal & General Group P.L.C.	127,022	178,314
*Lloyds Banking Group P.L.C.	14,730	15,898
*Lloyds Banking Group P.L.C. Sponsored ADR	1,230	5,289
Logica P.L.C.	27,824	47,315
London Stock Exchange Group P.L.C.	1,107	11,236
*Lonmin P.L.C.	4,235	104,209
Low & Bonar P.L.C.	7,100	4,053
Man Group P.L.C.	9,204	31,356
Marks & Spencer Group P.L.C.	12,946	69,975
Marshalls P.L.C.	2,962	4,197
McBride P.L.C.	5,164	11,287
Meggitt P.L.C.	18,178	85,283
Melrose P.L.C.	5,249	19,240
Michael Page International P.L.C.	4,900	29,805
Millennium & Copthorne Hotels P.L.C.	3,988	30,418
*Misys P.L.C.	5,545	21,955
*Mitchells & Butlers P.L.C.	9,266	45,321
Mitie Group P.L.C.	7,518	24,631
Mondi P.L.C.	11,215	79,261
Morgan Crucible Co. P.L.C.	3,198	10,784
Morgan Sindall P.L.C.	778	6,690
N Brown Group P.L.C.	2,652	9,450
*National Express Group P.L.C.	10,716	39,267
National Grid P.L.C.	2,603	20,851
National Grid P.L.C. Sponsored ADR	1,245	50,522
Next P.L.C.	2,196	74,021
Northern Foods P.L.C.	9,001	6,176
*Northgate P.L.C.	2,035	5,884
Northumbrian Water Group P.L.C.	6,594	34,338
Novae Group P.L.C.	2,639	13,269
Old Mutual P.L.C.	55,744	105,676
Pearson P.L.C. Sponsored ADR	12,900	202,143
Pennon Group P.L.C.	3,850	35,614
*Persimmon P.L.C.	6,696	37,114

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Phoenix IT Group, Ltd. P.L.C.	1,920	$6,740
Premier Farnell P.L.C.	3,194	11,981
*Premier Foods P.L.C.	29,236	8,715
*Premier Oil P.L.C.	1,761	40,287
Provident Financial P.L.C.	1,379	17,454
Prudential P.L.C.	14,992	130,465
Prudential P.L.C. ADR	6,900	120,129
Psion P.L.C.	4,455	5,416
*Punch Taverns P.L.C.	12,288	14,152
Qinetiq P.L.C.	2,589	5,010
*Quintain Estates & Development P.L.C.	14,008	8,632
Rathbone Brothers P.L.C.	754	9,820
Reckitt Benckiser Group P.L.C.	671	32,900
Reed Elsevier P.L.C. ADR	1,125	39,049
Regus P.L.C.	13,221	15,550
Renishaw P.L.C.	2,587	33,728
*Rentokil Initial P.L.C.	20,074	32,217
*Resolution, Ltd.	2,044	7,520
Rexam P.L.C.	13,962	67,712
Rio Tinto P.L.C.	948	49,064
Rio Tinto P.L.C. Sponsored ADR	2,000	103,840
Robert Wiseman Dairies P.L.C.	1,693	13,405
*Rolls-Royce Group P.L.C.	20,960	190,753
Rotork P.L.C.	944	22,362
Royal Dutch Shell P.L.C. ADR	19,700	1,052,374
RPS Group P.L.C.	5,472	16,741
RSA Insurance Group P.L.C.	54,564	109,103
Sage Group P.L.C.	21,589	80,917
Sainsbury (J.) P.L.C.	16,870	90,994
Savills P.L.C.	4,011	20,068
Schroders P.L.C.	3,549	71,648
Schroders P.L.C. Non-Voting	871	14,560
Scottish & Southern Energy P.L.C.	3,532	61,458
*SDL P.L.C.	2,030	17,148
Senior P.L.C.	9,084	18,163
Serco Group P.L.C.	7,105	61,694
Severfield-Rowen P.L.C.	1,606	5,501
Severn Trent P.L.C.	1,705	35,022
Shanks Group P.L.C.	13,706	22,462
*SIG P.L.C.	8,856	14,062
*Soco International P.L.C.	3,504	23,043
Spectris P.L.C.	2,815	39,962
Speedy Hire P.L.C.	1,158	421
Spirax-Sarco Engineering P.L.C.	1,500	36,733
Spirent Communications P.L.C.	47,046	94,487
St. James’s Place P.L.C.	4,098	17,774
*St. Modwen Properties P.L.C.	3,552	9,698
Stagecoach Group P.L.C.	11,463	30,268
Standard Chartered P.L.C.	18,774	542,413
Standard Life P.L.C.	32,534	103,196
*TalkTalk Telecom Group P.L.C.	5,939	11,416
Tate & Lyle P.L.C.	10,333	72,850
*Taylor Wimpey P.L.C.	25,131	10,435
Tesco P.L.C.	20,783	127,448
Thomas Cook Group P.L.C.	17,383	49,608
Tomkins P.L.C.	17,697	89,864
Tomkins P.L.C. Sponsored ADR	2,300	46,644
*Travis Perkins P.L.C.	3,041	40,216
*Trinity Mirror P.L.C.	7,656	12,788
*TT electronics P.L.C.	3,593	5,994
TUI Travel P.L.C.	7,598	25,073

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Tullow Oil P.L.C.	5,829	$112,591
*UK Coal P.L.C.	5,854	3,281
Ultra Electronics Holdings P.L.C.	795	20,127
Umeco P.L.C.	1,615	9,951
Unilever P.L.C. Sponsored ADR	3,900	111,657
United Business Media P.L.C.	5,369	46,356
United Utilities Group P.L.C.	4,818	44,223
Vedanta Resources P.L.C.	1,465	56,085
Vodafone Group P.L.C. Sponsored ADR	46,477	1,091,280
Weir Group P.L.C. (The)	4,491	82,747
WH Smith P.L.C.	4,579	30,485
Whitbread P.L.C.	5,123	113,171
William Morrison Supermarkets P.L.C.	34,087	141,747
Wincanton P.L.C.	2,286	8,515
*Wolseley P.L.C.	1,648	37,171
*Wolseley P.L.C. ADR	2,900	6,293
#WPP P.L.C. Sponsored ADR	2,100	111,972
WSP Group P.L.C.	1,365	7,473
Xchanging P.L.C.	2,042	6,405
Xstrata P.L.C.	6,996	111,287
*Yell Group P.L.C.	24,812	9,385

TOTAL UNITED KINGDOM		15,982,224

TOTAL COMMON STOCKS		77,200,523

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
#*Tessenderlo Chemie NV STRIP VVPR	42	20

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	1,811	307

UNITED KINGDOM — (0.0%)
*Resolution, Ltd. Rights 08/05/10	34,749	47,438

TOTAL RIGHTS/WARRANTS		47,765

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $290,000 FNMA 3.901%(r), 02/25/39, valued at $152,740) to be repurchased at $150,002	$150	150,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.3%)
§@DFA Short Term Investment Fund	5,127,811	5,127,811
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralizedby $70,553,085 FNMA 7.000%, 10/01/38, valued at $2,823,244) to be repurchased at $2,767,932	$2,768	2,767,886

TOTAL SECURITIES LENDING COLLATERAL		7,895,697

TOTAL INVESTMENTS — (100.0%) (Cost $109,581,783)##		$85,293,985

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$411,218	$4,758,041	—	$5,169,259
Austria	—	447,474	—	447,474
Belgium	133,974	494,956	—	628,930
Canada	8,084,900	—	—	8,084,900
Denmark	3,975	661,335	—	665,310
Finland	283,545	1,094,713	—	1,378,258
France	903,120	5,309,572	—	6,212,692
Germany	1,098,158	4,009,070	—	5,107,228
Greece	97,383	481,368	—	578,751
Hong Kong	—	1,618,194	—	1,618,194
Ireland	101,806	246,484	—	348,290
Israel	29,358	251,580	—	280,938
Italy	302,547	1,827,102	—	2,129,649
Japan	1,207,822	14,179,631	—	15,387,453
Netherlands	179,310	1,633,284	—	1,812,594
New Zealand	—	128,575	—	128,575
Norway	98,481	721,004	—	819,485
Portugal	—	373,665	—	373,665
Singapore	47,660	1,178,172	—	1,225,832
Spain	1,083,678	1,123,267	—	2,206,945
Sweden	209,000	1,992,937	—	2,201,937
Switzerland	472,634	3,939,306	—	4,411,940
United Kingdom	5,928,183	10,054,041	—	15,982,224
Rights/Warrants
Belgium	—	20	—	20
France	307	—	—	307
United Kingdom	47,438	—	—	47,438
Temporary Cash Investments	—	150,000	—	150,000
Securities Lending Collateral	—	7,895,697	—	7,895,697

TOTAL	$20,724,497	$64,569,488	—	$85,293,985

See accompanying Notes to Schedules of Investments.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (79.6%)
Consumer Discretionary — (12.8%)
*1-800-FLOWERS.COM, Inc.	600	$1,338
*99 Cents Only Stores	3,200	53,184
Aaron’s, Inc.	1,800	32,688
#Abercrombie & Fitch Co.	3,800	140,372
*AC Moore Arts & Crafts, Inc.	1,100	2,706
Advance Auto Parts, Inc.	400	21,412
#*Aeropostale, Inc.	1,200	34,116
*AFC Enterprises, Inc.	600	5,682
*AH Belo Corp.	900	6,966
*Alloy, Inc.	540	5,125
#*Amazon.com, Inc.	2,000	235,780
Ambassadors Group, Inc.	500	5,670
*American Apparel, Inc.	2,300	3,703
#*American Axle & Manufacturing Holdings, Inc.	2,400	22,344
#American Eagle Outfitters, Inc.	3,700	45,547
*America’s Car-Mart, Inc.	500	11,640
#*Amerigon, Inc.	400	3,960
#*AnnTaylor Stores Corp.	3,385	59,373
*Apollo Group, Inc. Class A	300	13,839
#Arbitron, Inc.	600	17,340
#*Arctic Cat, Inc.	600	5,970
*Audiovox Corp. Class A	1,200	8,940
#*AutoNation, Inc.	1,700	41,531
*Autozone, Inc.	400	84,628
*Ballantyne Strong, Inc.	600	4,632
#Barnes & Noble, Inc.	1,900	24,643
*Bassett Furniture Industries, Inc.	600	2,886
#*Beazer Homes USA, Inc.	1,800	7,614
bebe stores, inc.	2,800	16,660
#*Bed Bath & Beyond, Inc.	650	24,622
#*Belo Corp.	1,800	10,890
*Benihana, Inc. Class A	600	3,756
Best Buy Co., Inc.	3,900	135,174
Big 5 Sporting Goods Corp.	1,000	13,740
*Big Lots, Inc.	1,400	48,034
#*Biglari Holdings, Inc.	75	21,788
*Blockbuster, Inc. Class B	1,100	98
#*Blue Nile, Inc.	200	10,180
*Bluegreen Corp.	1,400	4,130
Blyth, Inc.	200	7,910
Bob Evans Farms, Inc.	1,500	39,330
*Bon-Ton Stores, Inc. (The)	800	7,648
#Books-A-Million, Inc.	600	3,888
#*Borders Group, Inc.	1,500	1,995
#*BorgWarner, Inc.	3,600	157,896
Brinker International, Inc.	2,200	34,584
#*Brookfield Homes Corp.	1,600	11,920
Brown Shoe Co., Inc.	2,300	33,626
#Brunswick Corp.	3,400	57,528
#Buckle, Inc.	600	16,530
#*Build-A-Bear-Workshop, Inc.	1,000	6,050
Burger King Holdings, Inc.	4,900	84,672
#*Cabela’s, Inc.	2,400	37,416
Cablevision Systems Corp.	1,300	35,633
*Cache, Inc.	300	1,548
*California Pizza Kitchen, Inc.	800	14,352
#Callaway Golf Co.	2,850	19,238
#*Capella Education Co.	300	27,876

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Career Education Corp.	1,600	$39,088
*Caribou Coffee Co., Inc.	900	9,558
#*CarMax, Inc.	1,900	40,090
*Carmike Cinemas, Inc.	200	1,462
Carnival Corp.	8,560	296,861
*Carriage Services, Inc.	600	2,808
*Carrols Restaurant Group, Inc.	500	2,590
#*Carter’s, Inc.	700	16,968
*Casual Male Retail Group, Inc.	2,300	7,958
Cato Corp. Class A	1,000	23,280
#*Cavco Industries, Inc.	300	10,518
CBS Corp.	1,300	19,552
CBS Corp. Class B	18,500	273,430
*CEC Entertainment, Inc.	400	13,892
#*Charming Shoppes, Inc.	4,060	18,189
*Cheesecake Factory, Inc.	3,000	70,320
#Cherokee, Inc.	100	1,963
#*Chipotle Mexican Grill, Inc.	200	29,580
#Choice Hotels International, Inc.	800	26,408
Christopher & Banks Corp.	1,800	13,302
#Cinemark Holdings, Inc.	6,400	93,376
*Citi Trends, Inc.	400	12,556
*Clear Channel Outdoor Holdings, Inc.	800	8,808
Coach, Inc.	700	25,879
#*Coinstar, Inc.	700	31,850
*Coldwater Creek, Inc.	2,900	11,368
#*Collective Brands, Inc.	2,300	36,846
#Columbia Sportswear Co.	2,100	102,921
Comcast Corp. Class A	16,560	322,423
Comcast Corp. Special Class A	3,944	72,806
#*Conn’s, Inc.	700	3,682
#Cooper Tire & Rubber Co.	800	17,288
#*Corinthian Colleges, Inc.	1,500	13,650
*Cost Plus, Inc.	1,000	3,430
#Cracker Barrel Old Country Store, Inc.	400	19,592
#*Crocs, Inc.	500	6,415
#*Crown Media Holdings, Inc.	700	1,428
CSS Industries, Inc.	200	3,604
*Culp, Inc.	600	6,252
#*Cumulus Media, Inc.	900	2,727
#Darden Restaurants, Inc.	1,000	41,890
#*Deckers Outdoor Corp.	600	30,534
*dELiA*s, Inc.	1,100	1,595
*Delta Apparel, Inc.	200	2,954
#*Dick’s Sporting Goods, Inc.	700	18,417
#Dillard’s, Inc.	3,700	85,618
#*DineEquity, Inc.	800	29,168
#*DIRECTV Class A	2,500	92,900
*Discovery Communications, Inc.	2,800	96,264
DISH Network Corp.	1,400	28,112
*Dixie Group, Inc.	200	658
*Dolan Media Co.	1,000	11,690
#*Dollar Tree, Inc.	300	13,296
*Domino’s Pizza, Inc.	1,500	19,185
*Dorman Products, Inc.	200	4,668
#DR Horton, Inc.	6,900	76,038
#*DreamWorks Animation SKG, Inc.	600	18,696
*Dress Barn, Inc. (The)	2,288	56,514
#*Drew Industries, Inc.	900	19,017
#*drugstore.com, inc.	2,000	5,520
*DSW, Inc.	800	21,288

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*E.W. Scripps Co. (The) Class A	533	$4,189
#*Eastman Kodak Co.	7,729	30,684
*Einstein Noah Restaurant Group, Inc.	400	4,648
#*Entercom Communications Corp.	1,500	12,570
*Entravision Communications Corp.	1,050	2,268
#Ethan Allen Interiors, Inc.	1,600	24,544
#*Exide Technologies	2,500	15,050
Family Dollar Stores, Inc.	900	37,215
*Famous Dave’s of America, Inc.	300	2,397
#*Federal-Mogul Corp.	2,128	38,176
Finish Line, Inc. Class A	1,800	25,758
*Fisher Communications, Inc.	400	7,080
#Foot Locker, Inc.	6,600	89,694
#*Ford Motor Co.	11,575	147,813
*Fossil, Inc.	1,800	71,280
*Frederick’s of Hollywood Group, Inc.	900	828
#Fred’s, Inc.	2,400	26,016
#*Fuel Systems Solutions, Inc.	600	18,246
*Furniture Brands International, Inc.	3,000	16,560
#*GameStop Corp. Class A	1,900	38,095
#Gannett Co., Inc.	3,200	42,176
Gap, Inc.	2,600	47,086
#Garmin, Ltd.	500	14,255
#*Gaylord Entertainment Co.	1,350	39,136
*Genesco, Inc.	800	21,832
Gentex Corp.	1,700	32,759
Genuine Parts Co.	2,503	107,203
#*G-III Apparel Group, Ltd.	1,000	25,800
*Global Traffic Network, Inc.	499	2,794
*Gray Television, Inc.	1,900	4,940
#*Group 1 Automotive, Inc.	800	22,176
Guess?, Inc.	1,450	51,765
#*Gymboree Corp.	900	38,970
H&R Block, Inc.	1,900	29,792
#Harley-Davidson, Inc.	4,200	114,366
*Harman International Industries, Inc.	2,700	82,107
Harte-Hanks, Inc.	2,300	25,944
Hasbro, Inc.	800	33,720
Haverty Furniture Cos., Inc.	500	6,060
*Hawk Corp.	300	8,769
*Heelys, Inc.	509	1,379
*Helen of Troy, Ltd.	1,300	31,148
*hhgregg, Inc.	500	10,145
*Hibbett Sporting Goods, Inc.	500	13,235
Hillenbrand, Inc.	1,900	41,971
Home Depot, Inc.	16,500	470,415
Hooker Furniture Corp.	500	5,910
Hot Topic, Inc.	1,772	9,374
#*Hovnanian Enterprises, Inc.	2,500	10,925
*HSN, Inc.	3,040	89,376
*Iconix Brand Group, Inc.	2,300	37,858
#International Speedway Corp.	1,100	28,490
*Interpublic Group of Cos., Inc. (The)	13,800	126,132
*Interval Leisure Group, Inc.	1,540	21,421
*iRobot Corp.	800	16,288
#*ITT Educational Services, Inc.	200	16,148
*J. Crew Group, Inc.	300	10,689
J.C. Penney Co., Inc.	6,440	158,617
#*Jack in the Box, Inc.	1,400	28,882
*Jackson Hewitt Tax Service, Inc.	600	666
#*JAKKS Pacific, Inc.	400	6,312

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Jo-Ann Stores, Inc.	1,400	$58,646
Johnson Controls, Inc.	5,297	152,607
Jones Apparel Group, Inc.	3,500	61,040
#*Jos. A. Bank Clothiers, Inc.	900	52,812
*Journal Communications, Inc.	2,200	10,472
#KB Home	2,200	25,036
*Kenneth Cole Productions, Inc. Class A	500	6,715
*Knology, Inc.	900	10,170
*Kohl’s Corp.	2,800	133,532
#*Krispy Kreme Doughnuts, Inc.	2,500	9,850
#*K-Swiss, Inc. Class A	1,400	16,730
*Lakeland Industries, Inc.	300	2,703
*La-Z-Boy, Inc.	2,400	20,544
*Leapfrog Enterprises, Inc.	700	3,556
*Learning Tree International, Inc.	700	8,120
#*Lee Enterprises, Inc.	1,700	4,998
Leggett & Platt, Inc.	5,777	120,393
#Lennar Corp. Class A	8,900	131,453
*Lennar Corp. Class B Voting	200	2,530
*Libbey, Inc.	300	3,753
#*Liberty Global, Inc. Class A	1,600	46,800
#*Liberty Global, Inc. Series C	2,200	64,350
*Liberty Media Corp. Capital Series A	2,800	130,592
*Liberty Media Corp. Interactive Class A	18,266	206,771
*Liberty Media-Starz Corp. Series A	910	49,950
#*Life Time Fitness, Inc.	1,400	50,904
Limited Brands, Inc.	4,900	125,636
*Lincoln Educational Services Corp.	1,000	21,090
Lithia Motors, Inc.	900	7,920
#*Liz Claiborne, Inc.	3,550	16,827
*LKQ Corp.	4,000	79,120
#*LodgeNet Interactive Corp.	800	2,880
Lowe’s Cos., Inc.	14,443	299,548
*Luby’s, Inc.	300	1,560
*M/I Homes, Inc.	600	6,330
Mac-Gray Corp.	700	7,581
Macy’s, Inc.	10,000	186,500
*Madison Square Garden, Inc.	325	6,253
*Maidenform Brands, Inc.	900	22,347
Marcus Corp.	1,100	13,420
#*Marine Products Corp.	1,000	6,090
*MarineMax, Inc.	1,104	8,390
Marriott International, Inc. Class A	303	10,275
#*Martha Stewart Living Omnimedia, Inc.	1,300	6,565
Mattel, Inc.	1,100	23,276
Matthews International Corp. Class A	800	28,888
#*McClatchy Co. (The)	3,000	10,500
#McGraw-Hill Cos., Inc.	840	25,780
#MDC Holdings, Inc.	1,600	46,592
#*Media General, Inc.	1,200	12,396
*Mediacom Communications Corp.	700	5,138
#Men’s Wearhouse, Inc. (The)	1,800	35,028
Meredith Corp.	1,200	38,100
#*Meritage Homes Corp.	1,600	28,128
*Midas, Inc.	200	1,760
#*Modine Manufacturing Co.	2,200	22,330
#*Mohawk Industries, Inc.	1,600	78,288
#Monro Muffler Brake, Inc.	600	24,624
*Morgans Hotel Group Co.	1,400	10,374
#*Morningstar, Inc.	800	36,008
*Motorcar Parts of America, Inc.	300	2,004

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Movado Group, Inc.	800	$9,088
*Nathan’s Famous, Inc.	200	3,154
#National CineMedia, Inc.	1,211	21,725
*Nautilus, Inc.	600	1,188
#*Netflix, Inc.	500	51,275
*New York & Co., Inc.	2,300	5,129
#*New York Times Co. Class A (The)	4,400	38,456
#Newell Rubbermaid, Inc.	5,265	81,608
#News Corp. Class A	29,569	385,875
#News Corp. Class B	11,900	176,001
#*Nexstar Broadcasting Group, Inc.	200	1,080
NIKE, Inc. Class B	1,104	81,299
Nordstrom, Inc.	750	25,500
#Nutri/System, Inc.	700	13,692
#*NVR, Inc.	100	62,650
#*O’Charley’s, Inc.	1,000	6,970
*Office Depot, Inc.	7,300	31,536
#*OfficeMax, Inc.	3,700	52,873
Omnicom Group, Inc.	900	33,534
*Orbitz Worldwide, Inc.	1,300	5,863
#*O’Reilly Automotive, Inc.	2,550	125,664
*Outdoor Channel Holdings, Inc.	800	4,544
#*Overstock.com, Inc.	600	11,862
Oxford Industries, Inc.	500	11,200
P.F. Chang’s China Bistro, Inc.	1,100	45,540
#*Pacific Sunwear of California, Inc.	3,600	14,544
#*Palm Harbor Homes, Inc.	400	900
*Panera Bread Co.	400	31,284
*Papa John’s International, Inc.	500	12,665
#*Peet’s Coffee & Tea, Inc.	500	20,315
#*Penske Automotive Group, Inc.	3,500	49,000
Pep Boys - Manny, Moe & Jack (The)	3,200	30,720
*Perry Ellis International, Inc.	200	4,478
PetSmart, Inc.	2,700	83,835
Phillips-Van Heusen Corp.	2,500	129,725
#*Pier 1 Imports, Inc.	5,000	34,950
Polaris Industries, Inc.	500	29,850
#Polo Ralph Lauren Corp.	300	23,703
#Pool Corp.	1,000	22,130
#*Pre-Paid Legal Services, Inc.	200	9,812
*Priceline.com, Inc.	200	44,880
Primedia, Inc.	2,500	7,550
*Princeton Review, Inc.	400	996
#*Pulte Group, Inc.	10,522	92,383
*Quiksilver, Inc.	1,300	5,811
*Radio One, Inc.	700	770
#RadioShack Corp.	2,800	60,312
*RC2 Corp.	722	11,949
*Red Lion Hotels Corp.	900	6,705
#*Red Robin Gourmet Burgers, Inc.	800	17,072
Regal Entertainment Group	1,700	22,695
#Regis Corp.	1,700	25,891
#*Rent-A-Center, Inc.	2,900	63,771
#*Rentrak Corp.	100	2,589
*Retail Ventures, Inc.	3,000	29,070
RG Barry Corp.	500	5,925
Ross Stores, Inc.	650	34,229
#*Royal Caribbean Cruises, Ltd.	7,671	221,385
*Rubio’s Restaurants, Inc.	300	2,598
*Ruby Tuesday, Inc.	3,000	30,660
#*Ruth’s Hospitality Group, Inc.	1,263	5,103

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#Ryland Group, Inc. (The)	1,700	$27,744
#*Saks, Inc.	7,200	59,112
#*Sally Beauty Holdings, Inc.	3,500	33,110
#Scholastic Corp.	500	12,665
Scripps Networks Interactive, Inc.	450	19,184
#*Sealy Corp.	4,400	12,056
#*Sears Holdings Corp.	2,500	177,500
Service Corp. International	10,712	91,266
#Sherwin-Williams Co.	900	62,235
*Shiloh Industries, Inc.	500	4,840
*Shoe Carnival, Inc.	600	12,630
#*Shutterfly, Inc.	1,000	25,080
*Signet Jewelers, Ltd. ADR	4,000	119,080
*Sinclair Broadcast Group, Inc. Class A	500	3,020
*Skechers U.S.A., Inc. Class A	1,700	63,053
Skyline Corp.	400	8,032
#*Smith & Wesson Holding Corp.	900	3,465
Snap-On, Inc.	1,400	62,538
#*Sonic Automotive, Inc.	2,100	20,769
*Sonic Corp.	500	4,400
Sotheby’s Class A	2,000	54,260
#Speedway Motorsports, Inc.	1,500	20,580
Sport Supply Group, Inc.	600	8,124
Standard Motor Products, Inc.	800	7,840
#*Standard Pacific Corp.	6,200	24,800
*Stanley Black & Decker, Inc.	3,147	182,589
*Stanley Furniture, Inc.	500	1,915
Staples, Inc.	1,950	39,644
#Starbucks Corp.	2,500	62,125
#Starwood Hotels & Resorts Worldwide, Inc.	700	33,915
*Steinway Musical Instruments, Inc.	200	3,896
#*Steven Madden, Ltd.	1,200	46,356
#Stewart Enterprises, Inc.	2,700	14,499
*Stoneridge, Inc.	400	4,284
#Sturm Ruger & Co., Inc.	1,000	14,000
#Superior Industries International, Inc.	1,400	20,146
#Systemax, Inc.	1,300	21,268
*Talbots, Inc.	2,000	22,980
#Target Corp.	7,140	366,425
#*Tempur-Pedic International, Inc.	1,400	42,938
#*Tenneco, Inc.	1,672	46,147
#*Texas Roadhouse, Inc.	3,356	45,239
Thor Industries, Inc.	2,000	55,680
Tiffany & Co.	1,000	42,070
*Timberland Co. Class A	1,500	26,430
Time Warner Cable, Inc.	5,428	310,319
Time Warner, Inc.	16,700	525,382
TJX Cos., Inc. (The)	900	37,368
#*Toll Brothers, Inc.	5,270	91,487
*Town Sports International Holdings, Inc.	600	1,734
#Tractor Supply Co.	500	34,755
*True Religion Apparel, Inc.	600	14,748
#*TRW Automotive Holdings Corp.	2,850	100,006
#*Tuesday Morning Corp.	1,700	7,412
Tupperware Corp.	750	29,542
*Ulta Salon Cosmetics & Fragrance, Inc.	2,600	65,676
*Under Armour, Inc. Class A	1,300	48,828
*Unifi, Inc.	2,400	9,408
*Universal Electronics, Inc.	400	7,024
#*Universal Technical Institute, Inc.	300	6,111
#*Urban Outfitters, Inc.	1,400	45,024

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*US Auto Parts Network, Inc.	700	$4,690
V.F. Corp.	1,900	150,727
#*Vail Resorts, Inc.	1,700	64,396
*Valassis Communications, Inc.	1,500	51,855
*Valuevision Media, Inc.	1,400	2,562
#Viacom, Inc. Class A	500	18,695
Viacom, Inc. Class B	5,057	167,083
#*Volcom, Inc.	800	13,016
*WABCO Holdings, Inc.	2,100	81,228
#Walt Disney Co. (The)	26,447	890,999
*Warnaco Group, Inc.	1,200	50,124
*Warner Music Group Corp.	2,500	11,725
Washington Post Co.	300	126,147
#Weight Watchers International, Inc.	1,000	27,390
Wendy’s/Arby’s Group, Inc.	15,358	66,961
#*West Marine, Inc.	800	8,304
*Wet Seal, Inc. (The)	5,000	16,900
#Whirlpool Corp.	2,200	183,260
Wiley (John) & Sons, Inc. Class A	800	31,504
#Williams-Sonoma, Inc.	5,300	141,563
#*Winnebago Industries, Inc.	517	5,403
#Wolverine World Wide, Inc.	1,500	42,885
#World Wrestling Entertainment, Inc.	500	8,020
#Wyndham Worldwide Corp.	6,200	158,286
Yum! Brands, Inc.	1,200	49,560
#*Zale Corp.	200	352
#*Zumiez, Inc.	1,507	27,578

Total Consumer Discretionary		17,567,323

Consumer Staples — (3.6%)
Alberto-Culver Co.	601	17,591
Alico, Inc.	200	4,872
Andersons, Inc. (The)	600	20,622
Avon Products, Inc.	1,300	40,469
B&G Foods, Inc.	1,100	12,617
*BJ’s Wholesale Club, Inc.	1,420	64,681
#Bunge, Ltd.	1,400	69,510
#Calavo Growers, Inc.	800	16,896
#Cal-Maine Foods, Inc.	900	28,431
#Campbell Soup Co.	1,200	43,080
Casey’s General Stores, Inc.	2,600	99,450
*Central Garden & Pet Co.	600	6,246
#*Chiquita Brands International, Inc.	1,800	26,424
Clorox Co.	800	51,904
Coca-Cola Enterprises, Inc.	1,300	37,310
Colgate-Palmolive Co.	800	63,184
ConAgra, Inc.	3,100	72,788
Corn Products International, Inc.	778	25,939
Costco Wholesale Corp.	1,327	75,254
CVS Caremark Corp.	23,100	708,939
*Darling International, Inc.	4,500	36,720
Del Monte Foods Co.	10,173	141,201
#Diamond Foods, Inc.	600	26,724
Dr Pepper Snapple Group, Inc.	1,800	67,590
*Elizabeth Arden, Inc.	1,203	18,683
*Energizer Holdings, Inc.	1,200	73,824
#Estee Lauder Cos., Inc.	500	31,125
Farmer Brothers Co.	500	8,440
#Flowers Foods, Inc.	1,500	36,345
General Mills, Inc.	2,000	68,400
#*Great Atlantic & Pacific Tea Co.	2,400	8,304

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
#*Green Mountain Coffee, Inc.	1,050	$32,330
#H.J. Heinz Co.	700	31,136
#*Hain Celestial Group, Inc.	1,300	27,378
*Hansen Natural Corp.	400	16,756
Herbalife, Ltd.	545	27,054
#Hershey Co. (The)	800	37,600
Hormel Foods Corp.	1,100	47,212
#*HQ Sustainable Maritime Industries, Inc.	400	1,700
#Imperial Sugar Co.	81	972
Ingles Markets, Inc.	700	11,382
Inter Parfums, Inc.	1,300	22,685
J & J Snack Foods Corp.	700	29,197
J.M. Smucker Co.	2,750	168,932
#*John B. Sanfilippo & Son, Inc.	200	2,808
Kellogg Co.	1,000	50,050
Kimberly-Clark Corp.	1,126	72,199
Kraft Foods, Inc.	22,400	654,304
Kroger Co. (The)	2,500	52,950
#Lancaster Colony Corp.	300	15,576
Lance, Inc.	400	8,452
*Lifeway Foods, Inc.	300	3,144
*Mannatech, Inc.	900	2,448
#McCormick & Co., Inc. Non-Voting	400	15,732
Mead Johnson Nutrition Co.	683	36,295
#*Medifast, Inc.	400	12,096
#Nash-Finch Co.	700	27,524
National Beverage Corp.	1,700	24,174
#Nu Skin Enterprises, Inc. Class A	900	25,632
*Nutraceutical International Corp.	500	7,875
*Omega Protein Corp.	1,100	5,720
*Overhill Farms, Inc.	400	2,080
*Pantry, Inc.	600	10,800
PepsiCo, Inc.	3,811	247,372
*Prestige Brands Holdings, Inc.	2,800	23,016
PriceSmart, Inc.	900	25,200
Procter & Gamble Co. (The)	4,730	289,287
*Ralcorp Holdings, Inc.	1,058	61,787
*Reddy Ice Holdings, Inc.	800	2,800
#*Revlon, Inc.	433	5,430
#Ruddick Corp.	1,100	38,995
Safeway, Inc.	3,959	81,318
Sanderson Farms, Inc.	1,000	46,750
Sara Lee Corp.	1,500	22,185
#Schiff Nutrition International, Inc.	400	3,220
#*Smart Balance, Inc.	2,654	10,138
#*Smithfield Foods, Inc.	7,132	101,631
#SUPERVALU, Inc.	4,000	45,120
#Sysco Corp.	1,200	37,164
Tasty Baking Co.	300	1,989
#Tootsie Roll Industries, Inc.	1,160	29,267
#*TreeHouse Foods, Inc.	1,100	52,459
Tyson Foods, Inc. Class A	6,100	106,811
*United Natural Foods, Inc.	1,100	37,103
Walgreen Co.	4,400	125,620
WD-40 Co.	300	10,908
Weis Markets, Inc.	1,000	35,850
*Whole Foods Market, Inc.	200	7,594
*Winn-Dixie Stores, Inc.	900	8,829

Total Consumer Staples		4,945,599

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (10.1%)
#*Allis-Chalmers Energy, Inc.	3,055	$7,974
#Alon USA Energy, Inc.	1,500	10,335
*Alpha Natural Resources, Inc.	2,752	105,484
Anadarko Petroleum Corp.	3,400	167,144
Apache Corp.	3,500	334,530
*Approach Resources, Inc.	700	4,718
Arch Coal, Inc.	4,500	106,605
*Atlas Energy, Inc.	3,850	113,922
#*ATP Oil & Gas Corp.	2,400	25,344
*Atwood Oceanics, Inc.	2,100	57,120
Baker Hughes, Inc.	2,500	120,675
#*Basic Energy Services, Inc.	300	2,811
#Berry Petroleum Corp. Class A	1,800	53,676
*Bill Barrett Corp.	2,669	94,429
*Bolt Technology Corp.	300	2,838
#*BPZ Resources, Inc.	2,600	11,778
*Brigham Exploration Co.	2,200	37,972
#*Bristow Group, Inc.	1,800	60,174
*Bronco Drilling Co., Inc.	800	3,040
#Cabot Oil & Gas Corp.	1,800	54,846
*Cal Dive International, Inc.	3,400	20,128
*Callon Petroleum Co.	1,100	6,347
*Cameron International Corp.	2,085	82,545
CARBO Ceramics, Inc.	600	48,120
*Carrizo Oil & Gas, Inc.	1,200	23,532
#*Cheniere Energy, Inc.	1,500	4,290
#Chesapeake Energy Corp.	10,400	218,712
Chevron Corp.	26,082	1,987,709
Cimarex Energy Co.	2,942	202,616
*Clayton Williams Energy, Inc.	400	17,804
*Clean Energy Fuels Corp.	195	3,682
#*Complete Production Services, Inc.	3,700	71,225
*Comstock Resources, Inc.	1,700	43,027
*Concho Resources, Inc.	2,100	125,958
ConocoPhillips	16,662	920,076
Consol Energy, Inc.	1,100	41,228
*Contango Oil & Gas Co.	200	8,768
*Continental Resources, Inc.	850	38,700
#*Crosstex Energy, Inc.	2,300	17,802
#*CVR Energy, Inc.	2,600	21,060
*Dawson Geophysical Co.	300	6,993
Delek US Holdings, Inc.	2,400	18,000
#*Delta Petroleum Corp.	900	734
#*Denbury Resources, Inc.	5,420	85,853
Devon Energy Corp.	1,300	81,237
#Diamond Offshore Drilling, Inc.	200	11,898
*Dresser-Rand Group, Inc.	1,800	66,978
*Dril-Quip, Inc.	700	36,596
El Paso Corp.	1,400	17,248
#*Energy Partners, Ltd.	900	11,511
*ENGlobal Corp.	900	2,007
EOG Resources, Inc.	2,736	266,760
*Evolution Petroleum Corp.	900	5,085
EXCO Resources, Inc.	1,950	28,294
#*Exterran Holdings, Inc.	3,661	97,639
Exxon Mobil Corp.	30,151	1,799,412
#*FMC Technologies, Inc.	1,000	63,280
*Forest Oil Corp.	2,000	57,180
Frontier Oil Corp.	4,400	54,076
#General Maritime Corp.	3,304	18,469
#*Geokinetics, Inc.	400	1,764

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*GeoResources, Inc.	200	$2,966
*Global Industries, Ltd.	900	4,266
#*GMX Resources, Inc.	1,300	8,047
*Goodrich Petroleum Corp.	200	2,488
Gulf Island Fabrication, Inc.	800	14,368
#*Gulfmark Offshore, Inc.	850	25,024
*Gulfport Energy Corp.	1,200	15,672
Halliburton Co.	2,900	86,652
#*Harvest Natural Resources, Inc.	1,500	12,450
*Helix Energy Solutions Group, Inc.	3,800	35,682
#Helmerich & Payne, Inc.	1,900	77,007
Hess Corp.	3,712	198,926
#Holly Corp.	3,087	82,516
#*Hornbeck Offshore Services, Inc.	1,200	20,196
#*International Coal Group, Inc.	7,600	34,200
#*ION Geophysical Corp.	4,800	21,072
#*James River Coal Co.	400	7,004
#*Key Energy Services, Inc.	6,000	57,960
*Kodiak Oil & Gas Corp.	2,700	9,045
Lufkin Industries, Inc.	1,250	51,388
Marathon Oil Corp.	10,745	359,420
#*Mariner Energy, Inc.	3,500	83,615
Massey Energy Co.	3,000	91,740
*Matrix Service Co.	1,400	13,566
*McMoran Exploration Co.	895	9,317
*Mitcham Industries, Inc.	500	3,675
Murphy Oil Corp.	2,500	136,875
*Nabors Industries, Ltd.	9,700	178,577
National-Oilwell, Inc.	6,317	247,374
*Natural Gas Services Group, Inc.	500	8,275
*Newfield Exploration Co.	2,800	149,688
*Newpark Resources, Inc.	2,200	17,578
Noble Energy, Inc.	2,357	158,060
#*Northern Oil & Gas, Inc.	1,100	16,148
Occidental Petroleum Corp.	7,700	600,061
*Oceaneering International, Inc.	1,100	54,428
#*Oil States International, Inc.	2,500	114,850
#Overseas Shipholding Group, Inc.	1,400	54,922
*OYO Geospace Corp.	300	16,056
Panhandle Oil & Gas, Inc.	200	5,978
*Parker Drilling Co.	5,100	21,318
#*Patriot Coal Corp.	4,600	55,476
Patterson-UTI Energy, Inc.	5,500	90,365
Peabody Energy Corp.	1,400	63,210
Penn Virginia Corp.	1,200	22,800
*Petrohawk Energy Corp.	7,300	115,121
*Petroleum Development Corp.	400	11,656
#*PetroQuest Energy, Inc.	1,100	7,304
*PHI, Inc. Non-Voting	600	9,534
*Pioneer Drilling Co.	2,600	17,212
#Pioneer Natural Resources Co.	4,005	231,970
*Plains Exploration & Production Co.	1,878	42,349
*Pride International, Inc.	3,600	85,644
*QEP Resources, Inc.	1,200	41,304
*Quicksilver Resources, Inc.	3,602	45,349
#Range Resources Corp.	3,900	144,768
#*Rex Energy Corp.	2,200	23,320
*Rosetta Resources, Inc.	3,000	66,210
#*Rowan Cos., Inc.	4,456	112,559
#RPC, Inc.	3,700	61,716
#*SandRidge Energy, Inc.	7,099	41,884

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*SEACOR Holdings, Inc.	700	$57,974
*Seahawk Drilling, Inc.	233	2,314
SM Energy Co.	3,100	128,402
Southern Union Co.	2,300	51,911
*Southwestern Energy Co.	778	28,358
#Spectra Energy Corp.	2,000	41,580
*Stone Energy Corp.	700	8,232
*SulphCo, Inc.	600	145
Sunoco, Inc.	4,516	161,086
*Superior Energy Services, Inc.	3,000	68,370
#*Superior Well Services, Inc.	1,500	27,855
*Swift Energy Corp.	1,600	41,488
*T-3 Energy Services, Inc.	500	12,680
Teekay Corp.	100	2,762
#Tesoro Petroleum Corp.	6,060	78,235
*Tetra Technologies, Inc.	3,600	37,512
*TGC Industries, Inc.	578	1,965
Tidewater, Inc.	2,000	81,960
*Toreador Resources Corp.	500	3,685
#*Trico Marine Services, Inc.	900	702
*Union Drilling, Inc.	700	4,151
*Unit Corp.	2,250	92,025
#*Uranium Energy Corp.	1,400	3,878
#*USEC, Inc.	4,000	22,120
VAALCO Energy, Inc.	3,000	17,910
Valero Energy Corp.	11,200	190,288
#*Venoco, Inc.	1,800	33,876
#W&T Offshore, Inc.	1,600	14,736
*Warren Resources, Inc.	3,900	12,246
#*Western Refining, Inc.	2,200	11,660
*Westmoreland Coal Co.	100	850
#*Whiting Petroleum Corp.	1,800	158,418
Williams Cos., Inc. (The)	1,800	34,938
#World Fuel Services Corp.	2,949	76,821

Total Energy		13,919,092

Financials — (17.5%)
#1st Source Corp.	1,000	18,390
Abington Bancorp, Inc.	1,000	9,540
Advance America Cash Advance Centers, Inc.	2,000	7,880
*Affiliated Managers Group, Inc.	1,000	70,830
*Affirmative Insurance Holdings, Inc.	500	1,955
Aflac, Inc.	2,900	142,651
*Allegheny Corp.	210	63,046
Allied World Assurance Co. Holdings, Ltd.	1,366	68,054
Allstate Corp. (The)	5,500	155,320
*Altisource Portfolio Solutions SA	756	21,448
#*AMBAC Financial Group, Inc.	600	501
#*American Capital, Ltd.	19,375	100,556
#American Equity Investment Life Holding Co.	1,500	16,200
American Express Co.	5,200	232,128
American Financial Group, Inc.	5,100	150,297
American National Insurance Co.	800	62,624
#American Physicians Capital, Inc.	266	10,893
*American Safety Insurance Holdings, Ltd.	400	6,600
#*AmeriCredit Corp.	4,337	104,565
#Ameriprise Financial, Inc.	2,681	113,648
*Ameris Bancorp	813	8,000
*AMERISAFE, Inc.	400	7,184
AmTrust Financial Services, Inc.	200	2,566
#*Anchor Bancorp Wisconsin, Inc.	300	219

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
AON Corp.	1,700	$64,039
#*Arch Capital Group, Ltd.	474	37,095
#Argo Group International Holdings, Ltd.	800	24,912
#Arrow Financial Corp.	509	12,837
Aspen Insurance Holdings, Ltd.	4,021	109,974
#*Asset Acceptance Capital Corp.	1,500	6,735
#Associated Banc-Corp.	7,691	104,521
Assurant, Inc.	3,863	144,051
Assured Guaranty, Ltd.	2,800	43,960
Asta Funding, Inc.	700	6,335
#Astoria Financial Corp.	4,800	63,552
*Avatar Holdings, Inc.	200	4,002
Axis Capital Holdings, Ltd.	3,404	106,103
*B of I Holding, Inc.	400	6,248
BancFirst Corp.	300	12,354
*Bancorp, Inc.	1,100	8,305
#BancorpSouth, Inc.	2,849	41,766
#*BancTrust Financial Group, Inc.	400	1,232
Bank Mutual Corp.	1,300	7,644
Bank of America Corp.	154,399	2,167,762
#*Bank of Florida Corp.	100	7
#*Bank of Granite Corp.	400	408
#Bank of Hawaii Corp.	1,300	64,753
Bank of New York Mellon Corp. (The)	24,700	619,229
Bank of the Ozarks, Inc.	400	14,980
BankFinancial Corp.	824	7,317
Banner Corp.	400	940
BB&T Corp.	9,700	240,851
Berkshire Hills Bancorp, Inc.	800	16,152
BGC Partners, Inc. Class A	1,400	7,588
BlackRock, Inc.	300	47,247
BOK Financial Corp.	1,200	58,452
Boston Private Financial Holdings, Inc.	3,400	22,474
Brookline Bancorp, Inc.	2,100	20,328
Brown & Brown, Inc.	2,300	46,046
Capital City Bank Group, Inc.	900	12,447
Capital One Financial Corp.	9,100	385,203
Capital Southwest Corp.	100	8,882
CapitalSource, Inc.	88	473
#*Capitol Bancorp, Ltd.	400	548
#Capitol Federal Financial	700	22,001
Cardinal Financial Corp.	1,300	13,286
*Cardtronics, Inc.	1,100	14,245
Cash America International, Inc.	500	16,750
Cathay General Bancorp	1,200	14,112
*CB Richard Ellis Group, Inc.	2,400	40,800
#Center Bancorp, Inc.	583	4,279
*Center Financial Corp.	400	2,068
#*Central Pacific Financial Corp.	700	1,162
Charles Schwab Corp. (The)	2,328	34,431
#Chemical Financial Corp.	1,400	31,430
Chubb Corp.	3,300	173,679
#Cincinnati Financial Corp.	2,400	66,120
*Citigroup, Inc.	96,759	396,712
#City Holding Co.	800	23,560
#City National Corp.	2,700	153,009
Clifton Savings Bancorp, Inc.	600	5,388
CME Group, Inc.	800	223,040
#*CNA Financial Corp.	3,800	106,628
*CNA Surety Corp.	1,400	24,150
#*CNO Financial Group, Inc.	4,800	25,776

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#CoBiz Financial, Inc.	400	$2,524
#Cohen & Steers, Inc.	1,325	29,548
Columbia Banking System, Inc.	1,300	23,764
Comerica, Inc.	4,003	153,555
Commerce Bancshares, Inc.	1,467	57,433
#Community Bank System, Inc.	400	9,900
Community Trust Bancorp, Inc.	300	8,244
*CompuCredit Holdings Corp.	784	3,975
Consolidated-Tokoma Land Co.	100	2,881
#*Cowen Group, Inc.	400	1,664
#*Credit Acceptance Corp.	600	33,588
*Crescent Financial Corp.	100	275
#Cullen Frost Bankers, Inc.	1,400	77,294
#CVB Financial Corp.	4,200	42,756
#Delphi Financial Group, Inc. Class A	1,800	46,710
Dime Community Bancshares, Inc.	800	10,480
Discover Financial Services	16,900	258,063
*Dollar Financial Corp.	1,000	19,610
Donegal Group, Inc. Class A	700	8,232
#*Doral Financial Corp.	1,200	2,952
*E*Trade Financial Corp.	780	11,411
East West Bancorp, Inc.	4,680	72,961
Eastern Insurance Holdings, Inc.	255	2,927
Eaton Vance Corp.	200	5,992
*eHealth, Inc.	800	8,880
EMC Insurance Group, Inc.	200	4,472
Employers Holdings, Inc.	2,100	32,634
#*Encore Bancshares, Inc.	100	936
*Encore Capital Group, Inc.	800	17,600
Endurance Specialty Holdings, Ltd.	1,500	57,885
*Enstar Group, Ltd.	400	29,092
#Enterprise Financial Services Corp.	300	3,072
Erie Indemnity Co.	1,300	63,739
ESSA Bancorp, Inc.	500	6,360
#Evercore Partners, Inc. Class A	400	9,392
Everest Re Group, Ltd.	1,000	77,620
*EzCorp, Inc.	1,600	31,840
F.N.B. Corp.	2,404	20,602
#FBL Financial Group, Inc. Class A	1,300	29,497
#Federal Agricultural Mortgage Corp.	500	7,470
Federated Investors, Inc.	200	4,244
Fidelity National Financial, Inc.	6,300	93,051
#*Fidelity Southern Corp.	603	3,932
Fifth Third Bancorp	15,800	200,818
Financial Institutions, Inc.	600	11,382
*First Acceptance Corp.	900	1,548
First American Financial Corp.	1,858	27,406
#First Bancorp	900	15,021
#First Busey Corp.	300	1,377
*First Cash Financial Services, Inc.	700	16,786
First Commonwealth Financial Corp.	3,920	20,776
First Community Bancshares, Inc.	1,000	14,710
First Defiance Financial Corp.	400	3,992
First Financial Bancorp	2,800	44,520
#First Financial Bankshares, Inc.	1,100	53,922
#First Financial Corp.	800	22,696
First Financial Holdings, Inc.	1,000	12,580
First Financial Northwest, Inc.	600	2,736
#*First Horizon National Corp.	6,572	75,381
First Merchants Corp.	246	2,135
First Mercury Financial Corp.	800	9,168

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
First Midwest Bancorp, Inc.	3,500	$44,030
First Niagara Financial Group, Inc.	4,845	64,971
First Place Financial Corp.	300	1,089
First Security Group, Inc.	200	390
First South Bancorp, Inc.	100	1,184
#*First State Bancorporation	300	46
FirstMerit Corp.	4,436	87,434
Flagstone Reinsurance Holdings SA	458	5,056
Flushing Financial Corp.	1,100	13,717
#*Forest City Enterprises, Inc. Class A	4,700	59,690
Franklin Resources, Inc.	400	40,232
#*Frontier Financial Corp.	80	22
#Fulton Financial Corp.	6,496	59,179
Gallagher (Arthur J.) & Co.	900	22,878
#GAMCO Investors, Inc.	100	4,024
*Genworth Financial, Inc.	11,459	155,613
GFI Group, Inc.	4,300	25,327
Glacier Bancorp, Inc.	2,000	31,960
Goldman Sachs Group, Inc. (The)	5,852	882,599
Great Southern Bancorp, Inc.	600	13,158
#*Greene Bancshares, Inc.	702	7,041
#Greenhill & Co., Inc.	300	20,415
*Greenlight Capital Re, Ltd.	1,500	38,685
*Grubb & Ellis Co.	500	600
*Guaranty Bancorp	1,300	1,443
*Hallmark Financial Services, Inc.	1,200	12,168
Hancock Holding Co.	1,001	30,541
*Hanmi Financial Corp.	1,100	1,551
#Hanover Insurance Group, Inc.	1,400	61,362
Harleysville Group, Inc.	1,600	50,368
#*Harris & Harris Group, Inc.	1,500	6,105
Hartford Financial Services Group, Inc.	8,362	195,754
HCC Insurance Holdings, Inc.	3,800	99,256
Heartland Financial USA, Inc.	984	17,377
#*Heritage Commerce Corp.	200	718
*HFF, Inc.	200	1,752
*Hilltop Holdings, Inc.	2,000	20,780
*Home Bancorp, Inc.	500	6,580
Home Bancshares, Inc.	990	23,790
Home Federal Bancorp, Inc.	754	9,840
Horace Mann Educators Corp.	1,500	25,230
#Hudson City Bancorp, Inc.	9,300	115,506
Huntington Bancshares, Inc.	2,000	12,120
IBERIABANK Corp.	1,100	57,156
Independence Holding Co.	300	1,923
#Independent Bank Corp. (453836108)	1,200	28,572
Independent Bank Corp. (453838104)	400	140
#*Integra Bank Corp.	800	592
*Interactive Brokers Group, Inc.	1,475	24,411
*IntercontinentalExchange, Inc.	200	21,124
#*International Assets Holding Corp.	300	5,082
#International Bancshares Corp.	1,606	27,848
#*Intervest Bancshares Corp.	200	658
#Invesco, Ltd.	938	18,329
*Investment Technology Group, Inc.	1,400	21,994
*Investors Bancorp, Inc.	3,099	40,690
Janus Capital Group, Inc.	3,200	33,536
#Jefferies Group, Inc.	3,800	93,822
Jones Lang LaSalle, Inc.	1,600	123,936
JPMorgan Chase & Co.	49,700	2,001,916
#*KBW, Inc.	200	4,570

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Kearny Financial Corp.	1,083	$10,169
#KeyCorp	19,380	163,955
#K-Fed Bancorp	400	3,480
#Lakeland Bancorp, Inc.	1,100	9,867
Lakeland Financial Corp.	300	6,159
Legacy Bancorp, Inc.	400	3,278
#Legg Mason, Inc.	1,800	52,002
*Leucadia National Corp.	4,300	94,987
Lincoln National Corp.	11,530	300,241
Loews Corp.	400	14,860
*Louisiana Bancorp, Inc.	100	1,450
#M&T Bank Corp.	3,500	305,690
#*Macatawa Bank Corp.	700	1,281
MainSource Financial Group, Inc.	500	3,770
*Markel Corp.	100	33,800
MarketAxess Holdings, Inc.	1,600	22,752
*Marlin Business Services Corp.	300	3,354
Marsh & McLennan Cos., Inc.	4,300	101,136
Marshall & Ilsley Corp.	13,358	93,907
*Maui Land & Pineapple Co., Inc.	200	792
#MB Financial, Inc.	2,000	34,680
#*MBIA, Inc.	6,900	59,892
MCG Capital Corp.	4,700	27,213
Meadowbrook Insurance Group, Inc.	897	8,217
Medallion Financial Corp.	580	4,066
Mercer Insurance Group, Inc.	300	5,004
Mercury General Corp.	1,400	60,382
*Meridian Interstate Bancorp, Inc.	200	2,164
MetLife, Inc.	5,005	210,510
*MF Global Holdings, Ltd.	1,800	11,574
#*MGIC Investment Corp.	2,600	22,334
*Midwest Banc Holdings, Inc.	1,100	15
Montpelier Re Holdings, Ltd.	3,600	58,536
#Moody’s Corp.	1,300	30,615
Morgan Stanley	12,900	348,171
*MSCI, Inc.	500	16,135
*Nara Bancorp, Inc.	2,000	14,340
*NASDAQ OMX Group, Inc. (The)	2,700	52,569
#*National Financial Partners Corp.	2,600	27,898
National Interstate Corp.	700	15,617
#National Penn Bancshares, Inc.	2,200	14,652
*Navigators Group, Inc. (The)	200	8,526
NBT Bancorp, Inc.	800	17,664
Nelnet, Inc. Class A	1,500	30,240
#*Neostem, Inc.	1,700	3,247
New Westfield Financial, Inc.	1,700	13,957
#New York Community Bancorp, Inc.	4,500	77,670
#NewAlliance Bancshares, Inc.	5,300	64,501
#*NewStar Financial, Inc.	1,200	8,712
Northeast Community Bancorp, Inc.	436	2,485
Northern Trust Corp.	639	30,027
#Northfield Bancorp, Inc.	1,600	20,624
Northwest Bancshares, Inc.	4,725	57,314
#NYSE Euronext, Inc.	6,000	173,820
#*Ocwen Financial Corp.	4,200	44,352
Old National Bancorp	2,200	23,144
#Old Republic International Corp.	6,600	82,566
#Old Second Bancorp, Inc.	700	973
OneBeacon Insurance Group, Ltd.	1,150	18,273
#*optionsXpress Holdings, Inc.	1,900	29,640
#Oriental Financial Group, Inc.	800	11,328

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Oritani Financial Corp.	1,200	$12,000
#*Pacific Capital Bancorp	400	404
#PacWest Bancorp.	1,600	33,488
#Park National Corp.	400	26,832
PartnerRe, Ltd.	1,300	94,081
#*Penson Worldwide, Inc.	1,100	5,918
#Peoples Bancorp, Inc.	600	10,350
People’s United Financial, Inc.	11,500	159,160
#*PHH Corp.	2,400	47,784
*Phoenix Cos., Inc. (The)	4,100	9,840
*PICO Holdings, Inc.	800	25,072
#*Pinnacle Financial Partners, Inc.	937	9,454
*Piper Jaffray Cos., Inc.	1,000	31,190
Platinum Underwriters Holdings, Ltd.	259	10,122
*PMA Capital Corp.	600	4,026
#*PMI Group, Inc. (The)	5,300	16,589
#PNC Financial Services Group, Inc.	6,800	403,852
*Popular, Inc.	9,439	27,090
#*Portfolio Recovery Associates, Inc.	400	27,872
Presidential Life Corp.	1,200	11,772
#Principal Financial Group, Inc.	5,281	135,246
#PrivateBancorp, Inc.	2,100	25,977
*ProAssurance Corp.	1,100	65,461
Progressive Corp.	3,631	71,313
#Prosperity Bancshares, Inc.	2,635	89,274
Protective Life Corp.	2,100	47,229
Provident Financial Holdings, Inc.	600	3,690
#Provident Financial Services, Inc.	500	6,405
Provident New York Bancorp	600	5,568
#Prudential Financial, Inc.	4,600	263,534
Radian Group, Inc.	4,100	35,260
Raymond James Financial, Inc.	700	18,676
Regions Financial Corp.	36,800	269,744
#Reinsurance Group of America, Inc.	2,273	109,059
RenaissanceRe Holdings, Ltd.	900	51,498
#Renasant Corp.	1,200	18,300
#RLI Corp.	1,000	55,490
Rockville Financial, Inc.	100	1,267
*Rodman & Renshaw Capital Group, Inc.	2,000	5,960
#Roma Financial Corp.	1,100	12,551
Rome Bancorp, Inc.	100	915
#S&T Bancorp, Inc.	1,400	28,420
S.Y. Bancorp, Inc.	400	9,972
Safety Insurance Group, Inc.	900	35,280
#Sanders Morris Harris Group, Inc.	500	2,750
Sandy Spring Bancorp, Inc.	800	13,552
SCBT Financial Corp.	800	25,784
SeaBright Holdings, Inc.	1,230	10,074
#*Seacoast Banking Corp. of Florida	300	408
SEI Investments Co.	300	5,754
#Selective Insurance Group, Inc.	2,417	37,609
#Sierra Bancorp	500	5,925
*Signature Bank	700	26,908
Simmons First National Corp.	1,000	26,350
*SLM Corp.	6,200	74,400
Smithtown Bancorp, Inc.	100	400
#South Financial Group, Inc.	2,000	555
Southside Bancshares, Inc.	920	17,443
#Southwest Bancorp, Inc.	500	7,275
#*St. Joe Co. (The)	1,900	49,001
StanCorp Financial Group, Inc.	500	18,845

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
State Auto Financial Corp.	600	$9,438
State Bancorp, Inc.	700	6,706
State Street Corp.	4,000	155,680
StellarOne Corp.	714	9,689
#Sterling Bancorp	400	3,904
#Sterling Bancshares, Inc.	2,700	14,013
#*Sterling Financial Corp.	700	455
#Stewart Information Services Corp.	300	2,997
#*Stifel Financial Corp.	1,327	61,493
#Student Loan Corp.	700	17,570
#Suffolk Bancorp	200	5,422
*Sun Bancorp, Inc.	992	5,297
#SunTrust Banks, Inc.	9,400	243,930
Susquehanna Bancshares, Inc.	4,200	36,330
#*SVB Financial Group	1,300	56,147
SWS Group, Inc.	700	6,104
#Synovus Financial Corp.	15,900	41,658
T. Rowe Price Group, Inc.	1,203	58,021
#*Taylor Capital Group, Inc.	600	5,964
#TCF Financial Corp.	3,000	47,520
*TD Ameritrade Holding Corp.	1,400	22,036
*Tejon Ranch Co.	676	15,575
#*Teton Advisors, Inc.	2	18
#*Texas Capital Bancshares, Inc.	1,100	18,359
TFS Financial Corp.	500	6,230
#Thomas Properties Group, Inc.	1,000	3,650
#Tompkins Financial Corp.	220	9,185
Torchmark Corp.	2,300	122,061
#Tower Group, Inc.	1,400	30,170
#TowneBank	600	9,240
*TradeStation Group, Inc.	2,200	14,058
#Transatlantic Holdings, Inc.	1,900	90,839
Travelers Cos., Inc. (The)	6,700	338,015
*Tree.com, Inc.	473	3,406
#Trustco Bank Corp.	1,200	6,984
#Trustmark Corp.	2,100	46,200
U.S. Bancorp	9,208	220,071
UMB Financial Corp.	800	30,096
#Umpqua Holdings Corp.	4,300	53,879
#Union First Market Bankshares Corp.	1,006	14,285
#United Bankshares, Inc.	600	15,318
*United Community Banks, Inc.	1,138	3,528
United Financial Bancorp, Inc.	516	7,683
United Fire & Casualty Co.	500	10,720
#*United Security Bancshares	321	1,348
United Western Bancorp, Inc.	100	84
Unitrin, Inc.	2,300	63,917
Univest Corp. of Pennsylvania	500	8,665
#Unum Group	11,300	257,866
Validus Holdings, Ltd.	1,800	44,712
Valley National Bancorp	2,776	40,280
*ViewPoint Financial Group	1,120	10,864
*Virginia Commerce Bancorp, Inc.	440	2,820
Waddell & Reed Financial, Inc.	300	7,149
#Washington Banking Co.	887	12,782
Washington Federal, Inc.	4,460	77,604
Washington Trust Bancorp, Inc.	900	17,424
*Waterstone Financial, Inc.	500	1,995
#Webster Financial Corp.	2,100	39,144
Wells Fargo & Co.	49,337	1,368,115
WesBanco, Inc.	600	10,410

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*West Bancorporation, Inc.	300	$2,007
#West Coast Bancorp	264	673
#Westamerica Bancorporation	500	26,880
#*Western Alliance Bancorp	900	6,543
White Mountains Insurance Group, Ltd.	500	157,025
#Whitney Holding Corp.	1,600	12,992
#Wilmington Trust Corp.	2,000	20,280
Wilshire Bancorp, Inc.	1,500	11,295
#Wintrust Financial Corp.	425	13,226
*World Acceptance Corp.	700	29,001
WR Berkley Corp.	4,250	114,792
Yadkin Valley Financial Corp.	200	588
#Zions Bancorporation	5,143	114,123

Total Financials		24,000,507

Health Care — (3.3%)
*Abaxis, Inc.	500	10,025
#*ABIOMED, Inc.	300	3,327
*Accelrys, Inc.	2,370	16,708
*Accuray, Inc.	2,028	13,344
*Affymetrix, Inc.	2,400	11,736
*Albany Molecular Research, Inc.	600	3,900
#*Align Technology, Inc.	1,800	31,230
*Allscripts-Misys Healthcare Solutions, Inc.	2,000	33,380
*Alphatec Holdings, Inc.	2,900	12,267
*American Dental Partners, Inc.	700	8,022
AmerisourceBergen Corp.	1,400	41,958
*AMN Healthcare Services, Inc.	800	4,816
Analogic Corp.	500	22,735
*AngioDynamics, Inc.	1,100	16,951
#*ArthroCare Corp.	300	8,034
#*athenahealth, Inc.	500	13,885
*ATS Medical, Inc.	1,700	6,800
Bard (C.R.), Inc.	200	15,706
#Beckman Coulter, Inc.	1,800	82,494
#Becton Dickinson & Co.	1,107	76,162
*BioClinica, Inc.	600	2,430
*Bio-Rad Laboratories, Inc.	400	35,520
*Bio-Reference Labs, Inc.	600	12,582
*BMP Sunstone Corp.	1,900	12,540
*Boston Scientific Corp.	20,100	112,560
#*Bruker BioSciences Corp.	1,000	13,170
#*Caliper Life Sciences, Inc.	2,100	8,232
*Cambrex Corp.	1,300	4,615
Cantel Medical Corp.	600	9,528
#Cardinal Health, Inc.	3,900	125,853
#*CardioNet, Inc.	600	2,862
#*Cardiovascular Systems, Inc.	500	2,235
*CareFusion Corp.	5,097	107,394
*Celera Corp.	4,100	27,429
#*Cepheid, Inc.	1,000	16,550
#*Cerner Corp.	600	46,470
#*Charles River Laboratories International, Inc.	1,900	59,052
#*CombiMatrix Corp.	300	831
Computer Programs & Systems, Inc.	100	4,497
*Conmed Corp.	1,400	26,922
*Corvel Corp.	600	23,874
#*Covance, Inc.	1,900	73,644
*Cross Country Healthcare, Inc.	588	5,221
*CryoLife, Inc.	1,450	7,772
*Cutera, Inc.	600	4,692

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*Cyberonics, Inc.	400	$9,528
*Cynosure, Inc.	200	2,056
#*Cytori Therapeutics, Inc.	1,500	7,170
#DENTSPLY International, Inc.	200	6,004
*DexCom, Inc.	1,700	18,972
*Digirad Corp.	900	1,647
*Dionex Corp.	400	30,200
*Eclipsys Corp.	2,600	51,246
*Edwards Lifesciences Corp.	600	34,680
*Endologix, Inc.	1,300	5,941
*eResearch Technology, Inc.	2,300	18,630
*Exactech, Inc.	500	7,890
*Express Scripts, Inc.	2,022	91,354
*Genomic Health, Inc.	300	3,867
#*Gen-Probe, Inc.	900	40,473
*Greatbatch, Inc.	1,100	24,838
*Haemonetics Corp.	1,000	55,250
*Hansen Medical, Inc.	600	1,086
*Harvard Bioscience, Inc.	600	2,166
#*HealthSouth Corp.	209	3,869
*HealthStream, Inc.	1,033	5,165
*Henry Schein, Inc.	2,806	147,287
Hill-Rom Holdings, Inc.	2,324	76,785
*HMS Holdings Corp.	600	33,792
*ICU Medical, Inc.	500	18,605
#*IDEXX Laboratories, Inc.	300	17,622
*Illumina, Inc.	850	38,106
*Immucor, Inc.	800	15,376
*Insulet Corp.	330	4,881
*Integra LifeSciences Holdings Corp.	900	32,517
*Intuitive Surgical, Inc.	200	65,674
#Invacare Corp.	1,500	35,745
*InVentiv Health, Inc.	500	12,970
*IRIS International, Inc.	300	2,796
*Kendle International, Inc.	200	2,462
*Kensey Nash Corp.	500	11,750
*Kinetic Concepts, Inc.	2,600	92,326
*Laboratory Corp. of America Holdings	300	21,894
*Life Technologies Corp.	3,667	157,644
*Luminex Corp.	132	2,149
*MAKO Surgical Corp.	200	2,194
#*Martek Biosciences Corp.	900	18,621
#Masimo Corp.	1,000	23,080
McKesson Corp.	1,700	106,794
#*MedAssets, Inc.	650	15,216
*Medco Health Solutions, Inc.	1,300	62,400
*Medical Action Industries, Inc.	700	9,590
MedQuist, Inc.	400	3,456
*MEDTOX Scientific, Inc.	200	2,294
Medtronic, Inc.	3,100	114,607
Meridian Bioscience, Inc.	500	9,605
#*Merit Medical Systems, Inc.	1,000	16,920
#*Metabolix, Inc.	500	7,060
#*Mettler Toledo International, Inc.	100	11,680
*Micrus Endovascular Corp.	400	9,304
*MWI Veterinary Supply, Inc.	600	31,596
*Natus Medical, Inc.	700	10,276
*Neurometrix, Inc.	700	819
#*NuVasive, Inc.	200	6,554
#*NxStage Medical, Inc.	1,400	22,106
#*Odyssey Healthcare, Inc.	1,700	45,492

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#Omnicare, Inc.	2,800	$68,964
*Omnicell, Inc.	1,400	17,248
*OraSure Technologies, Inc.	1,900	9,006
*Orthovita, Inc.	1,400	2,590
*Osteotech, Inc.	600	2,274
Owens & Minor, Inc.	1,050	28,550
*Palomar Medical Technologies, Inc.	900	10,044
*Parexel International Corp.	2,000	41,060
Patterson Cos., Inc.	1,400	37,352
*PDI, Inc.	700	5,621
PerkinElmer, Inc.	5,400	105,084
Pharmaceutical Products Development Service, Inc.	4,900	118,874
*Phase Forward, Inc.	1,788	30,038
*Providence Service Corp.	600	8,640
#*PSS World Medical, Inc.	1,900	35,758
Quality Systems, Inc.	300	16,476
Quest Diagnostics, Inc.	500	23,495
#*Quidel Corp.	300	3,720
*Regeneration Technologies, Inc.	2,800	8,092
*RehabCare Group, Inc.	700	14,833
#*ResMed, Inc.	300	19,707
#*Sequenom, Inc.	622	3,576
#*Sirona Dental Systems, Inc.	2,400	73,872
—*Somanetics Corp.	300	7,500
*SonoSite, Inc.	488	14,274
*Spectranetics Corp.	1,700	8,772
*St. Jude Medical, Inc.	600	22,062
#*Staar Surgical Co.	600	3,624
*Stereotaxis, Inc.	600	2,508
Steris Corp.	1,000	31,790
Stryker Corp.	1,100	51,227
#*SurModics, Inc.	600	7,872
*Symmetry Medical, Inc.	1,100	10,703
#Techne Corp.	400	23,360
#Teleflex, Inc.	1,500	85,005
*Thermo Fisher Scientific, Inc.	5,486	246,102
#*Thoratec Corp.	600	22,068
*TomoTherapy, Inc.	500	1,665
*Universal American Corp.	2,900	48,546
#*Varian Medical Systems, Inc.	800	44,160
*Vascular Solutions, Inc.	712	8,572
*Vital Images, Inc.	600	8,814
*Waters Corp.	800	51,328
West Pharmaceutical Services, Inc.	1,206	43,826
#*Wright Medical Group, Inc.	1,900	29,659
Young Innovations, Inc.	400	10,680
*Zimmer Holdings, Inc.	1,400	74,186
*Zoll Medical Corp.	1,100	29,106

Total Health Care		4,494,315

Industrials — (10.2%)
#*3D Systems Corp.	795	11,766
3M Co.	1,400	119,756
A.O. Smith Corp.	1,100	60,148
#AAON, Inc.	1,100	27,346
ABM Industries, Inc.	2,100	45,570
*Acacia Technologies Group	700	9,373
*ACCO Brands Corp.	1,200	7,104
Actuant Corp.	2,800	57,736
Acuity Brands, Inc.	1,000	42,130
Administaff, Inc.	700	18,242

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Advisory Board Co. (The)	300	$13,158
*Aecom Technology Corp.	2,600	62,764
*AGCO Corp.	1,945	67,608
#*Air Transport Services Group, Inc.	2,900	15,399
Aircastle, Ltd.	3,400	31,076
*AirTran Holdings, Inc.	2,700	13,014
Alamo Group, Inc.	700	16,401
#*Alaska Air Group, Inc.	1,150	59,328
Albany International Corp.	1,100	20,185
Alexander & Baldwin, Inc.	2,100	70,455
Allegiant Travel Co.	50	2,219
*Altra Holdings, Inc.	800	11,600
*Amerco, Inc.	900	61,353
#*American Commercial Lines, Inc.	600	14,490
*American Railcar Industries, Inc.	1,200	16,380
*American Reprographics Co.	2,100	18,690
American Science & Engineering, Inc.	200	15,836
#*American Superconductor Corp.	900	27,135
#American Woodmark Corp.	800	13,224
Ameron International Corp.	500	30,720
Ametek, Inc.	1,100	48,697
Ampco-Pittsburgh Corp.	300	7,203
#*AMR Corp.	3,800	26,904
#*APAC Customer Services, Inc.	1,300	7,046
#Apogee Enterprises, Inc.	1,200	13,512
Applied Industrial Technologies, Inc.	1,900	53,200
*Argan, Inc.	700	5,831
#Arkansas Best Corp.	1,100	24,827
#*Armstrong World Industries, Inc.	40	1,462
#*ArvinMeritor, Inc.	1,000	16,410
#*Astec Industries, Inc.	800	25,080
*ATC Technology Corp.	1,000	23,980
*Atlas Air Worldwide Holdings, Inc.	900	52,632
Avery Dennison Corp.	700	25,095
#*Avis Budget Group, Inc.	3,100	38,254
#AZZ, Inc.	400	17,412
#Badger Meter, Inc.	300	11,748
*Baker (Michael) Corp.	352	13,658
#Baldor Electric Co.	2,700	103,194
Barnes Group, Inc.	2,000	36,760
Barrett Business Services, Inc.	400	5,984
*BE Aerospace, Inc.	2,802	82,379
*Beacon Roofing Supply, Inc.	2,500	42,650
#Belden, Inc.	2,600	62,114
*Blount International, Inc.	1,200	12,780
#*BlueLinx Holdings, Inc.	1,500	5,565
Bowne & Co., Inc.	800	9,048
Brady Co. Class A	2,300	63,963
#Briggs & Stratton Corp.	1,400	26,558
Brink’s Co. (The)	2,000	43,800
*BTU International, Inc.	400	2,240
Bucyrus International, Inc.	2,000	124,440
*Builders FirstSource, Inc.	1,800	3,852
#C.H. Robinson Worldwide, Inc.	1,300	84,760
*CAI International, Inc.	900	11,763
Carlisle Cos., Inc.	2,600	87,568
Cascade Corp.	600	22,902
*Casella Waste Systems, Inc.	1,100	4,389
#*CBIZ, Inc.	1,200	7,908
CDI Corp.	1,000	16,800
*CECO Environmental Corp.	500	2,975

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Celadon Group, Inc.	900	$14,076
#*Cenveo, Inc.	1,400	8,624
#*Chart Industries, Inc.	1,000	17,810
Chase Corp.	400	5,624
*Cintas Corp.	900	23,814
CIRCOR International, Inc.	600	18,768
CLAROC, Inc.	840	31,517
*Clean Harbors, Inc.	300	18,948
#*Colfax Corp.	2,200	28,490
*Columbus McKinnon Corp.	800	12,584
Comfort Systems USA, Inc.	1,000	11,410
*Commercial Vehicle Group, Inc.	500	5,625
*Consolidated Graphics, Inc.	600	25,782
#*Continental Airlines, Inc.	900	22,518
#Con-way, Inc.	1,072	36,116
Cooper Industries P.L.C.	2,200	99,330
*Copart, Inc.	150	5,466
*Cornell Cos., Inc.	800	22,344
Corporate Executive Board Co.	900	25,353
*Corrections Corp. of America	4,500	88,065
#*CoStar Group, Inc.	470	20,600
Courier Corp.	600	9,558
*Covanta Holding Corp.	3,402	51,268
*Covenant Transportation Group, Inc.	500	4,695
*CRA International, Inc.	300	5,766
Crane Co.	1,700	60,418
CSX Corp.	6,600	347,952
Cummins, Inc.	2,700	214,947
Danaher Corp.	3,660	140,581
Deere & Co.	1,200	80,016
*Delta Air Lines, Inc.	1,200	14,256
Diamond Management & Technology Consultants, Inc.	700	7,595
#*Dollar Thrifty Automotive Group, Inc.	100	4,987
Donaldson Co., Inc.	600	28,482
Dover Corp.	2,500	119,925
Dun & Bradstreet Corp. (The)	500	34,180
*DXP Enterprises, Inc.	600	12,318
*Dycom Industries, Inc.	1,625	14,706
*Dynamex, Inc.	300	4,038
Dynamic Materials Corp.	200	2,936
#*Eagle Bulk Shipping, Inc.	3,100	15,004
#Eaton Corp.	2,000	156,920
*EMCOR Group, Inc.	4,100	106,641
Emerson Electric Co.	1,950	96,603
Encore Wire Corp.	800	17,024
#*Ener1, Inc.	2,400	7,848
*Energy Conversion Devices, Inc.	600	2,904
#*Energy Recovery, Inc.	1,500	6,150
EnergySolutions, Inc.	300	1,509
*EnerSys	1,936	46,890
Ennis, Inc.	1,000	16,920
#*EnPro Industries, Inc.	950	28,452
Equifax, Inc.	3,500	109,690
#*Evergreen Solar, Inc.	1,100	726
#Expeditors International of Washington, Inc.	700	29,848
*Exponent, Inc.	400	13,204
*ExpressJet Holdings, Inc.	800	2,400
#Fastenal Co.	700	34,356
Federal Signal Corp.	2,200	13,112
FedEx Corp.	5,388	444,779
*Flanders Corp.	1,100	3,300

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Flow International Corp.	672	$1,828
Fluor Corp.	1,400	67,606
#Forward Air Corp.	1,400	40,656
*Franklin Covey Co.	800	4,984
Franklin Electric Co., Inc.	200	6,150
#Freightcar America, Inc.	700	17,381
*Frozen Food Express Industries, Inc.	900	3,204
#*FTI Consulting, Inc.	1,000	35,350
*Fuel Tech, Inc.	700	4,557
*FuelCell Energy, Inc.	500	655
*Furmanite Corp.	600	2,592
G & K Services, Inc. Class A	957	22,269
Gardner Denver Machinery, Inc.	2,200	111,694
#GATX Corp.	2,200	62,172
#*Genco Shipping & Trading, Ltd.	1,100	18,370
#*General Cable Corp.	1,400	37,156
General Electric Co.	72,515	1,168,942
*Genesee & Wyoming, Inc.	300	12,264
#*GEO Group, Inc. (The)	2,200	47,476
#*Gibraltar Industries, Inc.	1,300	14,027
Goodrich Corp.	1,000	72,870
#Gorman-Rupp Co. (The)	550	16,467
*GP Strategies Corp.	600	4,530
Graco, Inc.	200	6,314
*Graftech International, Ltd.	2,100	32,928
Graham Corp.	500	8,065
#Granite Construction, Inc.	1,300	30,225
Great Lakes Dredge & Dock Corp.	2,500	14,000
*Greenbrier Cos., Inc.	1,200	15,672
*GT Solar International, Inc.	1,700	11,016
#*H&E Equipment Services, Inc.	1,900	16,530
Hardinge, Inc.	200	1,692
Harsco Corp.	3,800	88,008
#*Hawaiian Holdings, Inc.	1,200	7,200
#Healthcare Services Group, Inc.	900	20,106
Heartland Express, Inc.	1,400	22,428
#HEICO Corp.	375	14,824
HEICO Corp. Class A	1,127	32,548
Heidrick & Struggles International, Inc.	200	4,020
#Herman Miller, Inc.	900	15,480
#*Hertz Global Holdings, Inc.	9,900	116,226
#*Hexcel Corp.	4,700	87,843
*Hill International, Inc.	600	2,760
HNI Corp.	2,300	59,432
Honeywell International, Inc.	2,050	87,863
#Horizon Lines, Inc.	1,000	4,640
Houston Wire & Cable Co.	900	10,863
*Hub Group, Inc. Class A	1,000	32,150
Hubbell, Inc. Class B	1,800	84,942
*Hudson Highland Group, Inc.	1,200	5,340
*Hurco Cos., Inc.	300	5,058
*Huron Consulting Group, Inc.	687	14,104
*ICF International, Inc.	500	11,500
IDEX Corp.	2,841	91,395
#*IHS, Inc.	150	9,496
Illinois Tool Works, Inc.	1,430	62,205
Ingersoll-Rand P.L.C.	69	2,585
*Insituform Technologies, Inc.	800	18,320
Insteel Industries, Inc.	800	7,432
*Integrated Electrical Services, Inc.	200	730
#Interface, Inc. Class A	2,600	32,318

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Interline Brands, Inc.	1,400	$25,326
International Shipholding Corp.	300	7,482
*Intersections, Inc.	500	2,470
#Iron Mountain, Inc.	2,680	63,436
J.B. Hunt Transport Services, Inc.	1,100	39,039
*Jacobs Engineering Group, Inc.	1,800	65,826
#*JetBlue Airways Corp.	11,123	71,521
John Bean Technologies Corp.	700	10,997
Joy Global, Inc.	800	47,496
*Kadant, Inc.	800	15,592
Kaman Corp. Class A	700	15,988
*Kansas City Southern	2,100	77,070
Kaydon Corp.	1,600	60,784
KBR, Inc.	200	4,476
#*Kelly Services, Inc. Class A	1,700	25,160
Kennametal, Inc.	2,600	71,214
*Key Technology, Inc.	200	2,402
*Kforce, Inc.	1,400	18,914
Kimball International, Inc. Class B	1,400	8,736
#*Kirby Corp.	2,600	99,944
Knight Transportation, Inc.	2,700	56,484
Knoll, Inc.	800	11,224
#*Korn/Ferry International	1,900	26,695
Landstar System, Inc.	900	36,486
*Layne Christensen Co.	800	20,168
*LB Foster Co.	300	9,174
#Lennox International, Inc.	500	21,835
Lincoln Electric Holdings, Inc.	1,100	60,742
Lindsay Corp.	400	13,912
LSI Industries, Inc.	600	3,156
*Lydall, Inc.	800	5,720
*M&F Worldwide Corp.	1,000	28,180
#Manitowoc Co., Inc. (The)	2,100	21,756
Manpower, Inc.	1,095	52,538
*Marten Transport, Ltd.	1,100	24,992
#Masco Corp.	2,100	21,588
*MasTec, Inc.	3,046	32,349
*McDermott International, Inc.	600	14,106
McGrath Rentcorp	800	18,656
*Metalico, Inc.	2,069	8,669
Met-Pro Corp.	800	8,248
#*Middleby Corp.	800	46,008
Miller Industries, Inc.	500	6,685
#Mine Safety Appliances Co.	1,500	37,575
#*Mobile Mini, Inc.	900	15,426
*Monster Worldwide, Inc.	4,845	66,473
MSC Industrial Direct Co., Inc. Class A	400	20,156
Mueller Industries, Inc.	1,900	46,968
Mueller Water Products, Inc.	5,100	19,380
Multi-Color Corp.	400	5,224
#NACCO Industries, Inc. Class A	300	26,712
*Navigant Consulting, Inc.	1,700	16,728
*NCI Building Systems, Inc.	80	758
*NN, Inc.	700	4,123
#Nordson Corp.	450	28,372
Norfolk Southern Corp.	5,000	281,350
*Northwest Pipe Co.	300	5,451
*On Assignment, Inc.	1,565	7,559
#*Orion Marine Group, Inc.	500	6,210
#*Oshkosh Corp.	280	9,626
#Otter Tail Corp.	900	18,495

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Owens Corning	4,200	$132,216
*P.A.M. Transportation Services, Inc.	500	7,310
#Paccar, Inc.	2,000	91,640
#*Pacer International, Inc.	1,500	12,360
Parker Hannifin Corp.	1,075	66,779
*Park-Ohio Holdings Corp.	200	2,710
Pentair, Inc.	2,800	95,760
*PGT, Inc.	700	1,820
*Pinnacle Airlines Corp.	800	4,440
#Pitney Bowes, Inc.	400	9,764
#*PMFG, Inc.	700	12,957
Portec Rail Products, Inc.	400	4,644
*Powell Industries, Inc.	400	13,144
*Power-One, Inc.	2,300	28,589
*PowerSecure International, Inc.	800	8,376
Precision Castparts Corp.	600	73,314
*PRGX Global, Inc.	1,100	6,061
*Quality Distribution, Inc.	289	1,954
Quanex Building Products Corp.	1,000	17,590
*Quanta Services, Inc.	3,500	75,180
R. R. Donnelley & Sons Co.	4,800	80,976
#Raven Industries, Inc.	300	10,509
*RBC Bearings, Inc.	700	21,469
Regal-Beloit Corp.	1,300	79,079
Republic Services, Inc.	4,100	130,626
*Resources Connection, Inc.	2,400	31,176
Robbins & Myers, Inc.	1,128	26,756
#Robert Half International, Inc.	600	15,108
#Rockwell Automation, Inc.	500	27,075
#Rollins, Inc.	1,600	34,944
#Roper Industries, Inc.	500	31,250
#*RSC Holdings, Inc.	600	4,692
*Rush Enterprises, Inc. Class A	600	8,964
Ryder System, Inc.	2,600	113,542
*Sauer-Danfoss, Inc.	700	10,430
Schawk, Inc.	200	2,966
#*School Specialty, Inc.	300	5,751
*Shaw Group, Inc.	1,900	60,876
SIFCO Industries, Inc.	100	1,025
Simpson Manufacturing Co., Inc.	700	18,053
#SkyWest, Inc.	1,900	23,655
Southwest Airlines Co.	11,400	137,370
*Spire Corp.	400	1,548
*Spirit Aerosystems Holdings, Inc.	3,200	65,120
SPX Corp.	1,600	95,296
#Standard Register Co.	1,100	3,652
Standex International Corp.	300	9,006
#Steelcase, Inc. Class A	2,100	14,511
*Stericycle, Inc.	400	25,200
Sun Hydraulics, Inc.	500	12,895
#*SunPower Corp. Class A	200	2,486
*SunPower Corp. Class B	192	2,216
*SYKES Enterprises, Inc.	2,405	38,119
*Sypris Solutions, Inc.	600	2,118
TAL International Group, Inc.	900	24,246
*Taser International, Inc.	2,000	8,200
*Team, Inc.	500	7,100
Technology Research Corp.	300	1,551
*Tecumseh Products Co. Class A	200	2,588
Tennant Co.	200	7,504
*Terex Corp.	400	7,896

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Tetra Tech, Inc.	500	$10,485
Textainer Group Holdings, Ltd.	1,500	40,950
*Thomas & Betts Corp.	1,800	71,352
Timken Co.	4,397	147,827
#Titan International, Inc.	1,284	14,098
Toro Co.	700	36,435
#Towers Watson & Co.	1,200	53,412
*Trailer Bridge, Inc.	400	1,304
*TRC Cos., Inc.	600	1,890
#*Trex Co., Inc.	400	8,680
#Trinity Industries, Inc.	3,200	65,184
*TrueBlue, Inc.	1,700	21,879
*Tutor Perini Corp.	1,500	28,920
Twin Disc, Inc.	700	9,044
Tyco International, Ltd.	302	11,579
#*UAL Corp.	1,900	45,106
#*Ultralife Corp.	400	1,840
UniFirst Corp.	700	30,772
Union Pacific Corp.	6,294	469,973
United Parcel Service, Inc.	1,700	110,500
*United Rentals, Inc.	2,300	30,314
*United Stationers, Inc.	700	37,905
United Technologies Corp.	2,577	183,225
#Universal Forest Products, Inc.	900	27,873
*Universal Truckload Services, Inc.	200	3,038
*URS Corp.	2,200	88,858
#*US Airways Group, Inc.	5,600	60,760
US Ecology, Inc.	400	5,916
*USA Truck, Inc.	205	3,360
#*USG Corp.	4,900	58,898
UTi Worldwide, Inc.	757	11,060
Viad Corp.	1,000	19,900
#*Vicor Corp.	1,500	23,610
#*Vishay Precision Group, Inc.	207	2,619
*Volt Information Sciences, Inc.	700	6,251
W.W. Grainger, Inc.	300	33,603
#*Wabash National Corp.	1,200	10,044
#Wabtec Corp.	1,200	53,532
#*Waste Connections, Inc.	1,400	53,438
Waste Management, Inc.	2,940	99,813
#Watsco, Inc. Class A	400	22,284
Watts Water Technologies, Inc.	1,141	36,740
#Werner Enterprises, Inc.	3,300	75,999
*WESCO International, Inc.	2,500	89,825
#Woodward Governor Co.	1,800	54,432

Total Industrials		14,023,284

Information Technology — (12.9%)
#*3PAR, Inc.	600	6,060
Accenture, Ltd.	1,500	59,460
*ACI Worldwide, Inc.	1,700	32,980
*Acme Packet, Inc.	1,400	39,564
#*Acorn Energy, Inc.	500	2,555
*Actel Corp.	1,200	17,592
*ActivIdentity Corp.	800	1,568
Activision Blizzard, Inc.	17,500	207,900
*Actuate Corp.	800	3,808
*Acxiom Corp.	3,600	55,224
*ADC Telecommunications, Inc.	1,400	17,822
*Adobe Systems, Inc.	1,450	41,644
*ADPT Corp.	4,937	15,058

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Adtran, Inc.	1,300	$41,054
*Advanced Analogic Technologies, Inc.	2,100	6,699
#*Advanced Energy Industries, Inc.	2,200	38,742
#*Advanced Micro Devices, Inc.	4,400	32,956
#*Advent Software, Inc.	600	30,756
*Agilent Technologies, Inc.	4,600	128,478
Agilysys, Inc.	1,100	8,723
*Akamai Technologies, Inc.	3,100	118,916
#*Alliance Data Systems Corp.	200	11,496
Altera Corp.	400	11,088
*Amdocs, Ltd.	1,400	38,262
American Software, Inc. Class A	1,150	5,773
*Amkor Technology, Inc.	4,200	24,234
Amphenol Corp.	600	26,880
*Amtech Systems, Inc.	400	4,024
*Anadigics, Inc.	3,200	14,048
Analog Devices, Inc.	900	26,739
#*Anixter International, Inc.	1,200	57,984
*Ansys, Inc.	300	13,485
*AOL, Inc.	3,770	78,868
*Apple, Inc.	3,951	1,016,395
Applied Materials, Inc.	13,325	157,235
#*Applied Micro Circuits Corp.	2,672	31,957
#*ArcSight, Inc.	400	10,004
*Ariba, Inc.	4,600	73,462
#*Arris Group, Inc.	4,400	41,008
*Arrow Electronics, Inc.	4,500	111,555
*Art Technology Group, Inc.	3,005	10,818
#*Aruba Networks, Inc.	2,200	37,356
*Aspen Technology, Inc.	600	6,558
*Atheros Communications, Inc.	800	21,152
*Atmel Corp.	15,200	79,496
#*ATMI, Inc.	1,200	17,808
*AuthenTec, Inc.	1,700	3,468
*Autodesk, Inc.	800	23,632
Automatic Data Processing, Inc.	1,000	41,270
*Aviat Networks, Inc.	900	3,636
*Avid Technology, Inc.	1,300	16,809
*Avnet, Inc.	1,500	37,725
AVX Corp.	7,900	111,232
#*AXT, Inc.	1,600	9,424
Bel Fuse, Inc. Class B	400	9,432
*Benchmark Electronics, Inc.	3,200	53,440
*BigBand Networks, Inc.	2,100	6,552
Black Box Corp.	1,000	30,440
#Blackbaud, Inc.	200	4,738
#*Blackboard, Inc.	900	34,173
#*Blue Coat Systems, Inc.	1,200	26,280
*BMC Software, Inc.	1,450	51,591
*Bottomline Technologies, Inc.	1,300	18,421
*Brightpoint, Inc.	2,900	22,968
Broadcom Corp.	1,552	55,919
Broadridge Financial Solutions, Inc.	500	10,150
*Brocade Communications Systems, Inc.	9,300	46,035
*Brooks Automation, Inc.	300	2,289
CA, Inc.	2,600	50,856
#*Cabot Microelectronics Corp.	800	26,152
*Cadence Design Systems, Inc.	2,400	16,704
*CalAmp Corp.	800	1,832
*Callidus Software, Inc.	1,300	4,615
*Cascade Microtech, Inc.	700	3,199

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Cass Information Systems, Inc.	400	$13,896
#*Cavium Networks, Inc.	382	10,249
#*CEVA, Inc.	600	7,662
*Checkpoint Systems, Inc.	1,400	27,958
*Ciber, Inc.	1,500	4,995
#*Ciena Corp.	3,200	41,888
#*Cirrus Logic, Inc.	3,500	68,250
*Cisco Sytems, Inc.	18,300	422,181
*Citrix Systems, Inc.	300	16,506
*Clearfield, Inc.	600	1,446
*Cogent, Inc.	407	3,659
Cognex Corp.	1,400	26,110
*Cognizant Technology Solutions Corp.	700	38,192
#*Coherent, Inc.	688	25,470
Cohu, Inc.	1,200	18,816
*CommScope, Inc.	5,500	111,870
Communications Systems, Inc.	400	4,104
*CommVault Systems, Inc.	1,000	18,520
#*Compellent Technologies, Inc.	800	10,728
Computer Sciences Corp.	2,300	104,259
*Compuware Corp.	10,300	84,254
*comScore, Inc.	743	14,719
#*Comverge, Inc.	500	4,430
#*Concur Technologies, Inc.	900	41,652
*Conexant Systems, Inc.	2,400	4,944
#*Constant Contact, Inc.	500	9,745
*Convergys Corp.	4,500	50,265
CoreLogic, Inc.	3,058	61,252
Corning, Inc.	12,200	221,064
*Cray, Inc.	1,100	7,326
*Cree, Inc.	2,000	141,680
#*CSG Systems International, Inc.	400	7,544
#*Cymer, Inc.	1,400	46,592
*Cypress Semiconductor Corp.	1,500	15,900
Daktronics, Inc.	200	1,704
*Datalink Corp.	600	2,040
DDi Corp.	1,000	9,060
#*DealerTrack Holdings, Inc.	1,400	21,854
*Dell, Inc.	4,249	56,257
*Deltek, Inc.	982	7,365
*DG FastChannel, Inc.	1,200	45,756
*Dice Holdings, Inc.	800	6,560
Diebold, Inc.	1,800	51,516
*Digi International, Inc.	700	5,817
#*Digital River, Inc.	600	15,774
#*Diodes, Inc.	1,100	19,448
*DivX, Inc.	1,700	12,937
*Dolby Laboratories, Inc.	250	15,868
*DSP Group, Inc.	700	4,886
DST Systems, Inc.	500	20,540
*DTS, Inc.	400	14,288
#Earthlink, Inc.	4,100	36,203
*eBay, Inc.	12,900	269,739
#*Ebix, Inc.	800	13,288
#*Echelon Corp.	1,300	9,867
*EchoStar Corp.	1,396	26,664
Electro Rent Corp.	1,200	16,560
*Electro Scientific Industries, Inc.	1,029	11,813
*Electronic Arts, Inc.	5,950	94,784
*Electronics for Imaging, Inc.	2,222	23,664
*EMC Corp.	12,000	237,480

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Emulex Corp.	3,900	$33,930
*Entegris, Inc.	2,600	11,986
*Entropic Communications, Inc.	1,800	14,094
*Epicor Software Corp.	2,800	21,672
*EPIQ Systems, Inc.	1,100	14,322
*ePlus, Inc.	300	5,373
#*Equinix, Inc.	297	27,772
*Euronet Worldwide, Inc.	1,500	23,550
*Exar Corp.	2,000	13,980
*ExlService Holdings, Inc.	900	16,767
*Extreme Networks	5,100	14,586
*F5 Networks, Inc.	600	52,698
FactSet Research Systems, Inc.	200	15,000
#Fair Isaac Corp.	1,700	40,545
*Fairchild Semiconductor Corp. Class A	5,700	51,756
*FalconStor Software, Inc.	1,200	3,684
*Faro Technologies, Inc.	700	14,399
#*FEI Co.	1,300	25,428
#Fidelity National Information Services, Inc.	6,200	177,754
#*Finisar Corp.	1,700	27,251
#*First Solar, Inc.	100	12,545
*Fiserv, Inc.	2,964	148,496
*FLIR Systems, Inc.	400	11,904
*FormFactor, Inc.	1,700	16,456
*Forrester Research, Inc.	800	25,824
*Gartner Group, Inc.	500	12,585
*Gerber Scientific, Inc.	1,100	6,314
Global Payments, Inc.	300	11,319
*Globecomm Systems, Inc.	900	7,407
*Google, Inc.	600	290,910
*GSI Commerce, Inc.	1,300	29,276
*GSI Technology, Inc.	1,600	10,880
*Guidance Software, Inc.	500	2,385
*Hackett Group, Inc.	1,900	5,966
*Harmonic, Inc.	2,000	13,940
Heartland Payment Systems, Inc.	1,300	20,514
*Hewitt Associates, Inc. Class A	400	19,640
Hewlett-Packard Co.	19,100	879,364
*Hittite Microwave Corp.	500	22,980
*Hughes Communications, Inc.	1,300	32,604
#*Hutchinson Technology, Inc.	800	3,040
#*Hypercom Corp.	1,050	4,546
*IAC/InterActiveCorp	5,200	130,000
iGATE Corp.	900	15,975
*Ikanos Communications, Inc.	390	682
#*Imation Corp.	1,900	17,708
*Immersion Corp.	1,200	6,636
#*Infinera Corp.	4,900	44,345
#*Informatica Corp.	500	15,065
*InfoSpace, Inc.	800	6,264
*Ingram Micro, Inc.	6,450	106,618
*Innodata Isogen, Inc.	300	882
*Insight Enterprises, Inc.	2,300	33,511
*Integral Systems, Inc.	527	3,984
*Integrated Device Technology, Inc.	5,900	34,279
#*Integrated Silicon Solution, Inc.	1,278	10,991
Intel Corp.	14,600	300,760
#*Intellicheck Mobilisa, Inc.	1,200	1,860
*Interactive Intelligence, Inc.	300	4,854
#*InterDigital, Inc.	700	19,103
*Intermec, Inc.	2,500	26,250

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Internap Network Services Corp.	1,700	$7,956
International Business Machines Corp.	3,100	398,040
*International Rectifier Corp.	3,059	59,742
#*Internet Brands, Inc.	726	7,971
*Internet Capital Group, Inc.	2,000	16,840
#Intersil Corp.	5,900	67,024
*Intevac, Inc.	1,100	12,100
*Intuit, Inc.	600	23,850
*iPass, Inc.	2,400	3,072
*Isilon Systems, Inc.	1,200	21,048
#*Itron, Inc.	1,500	97,605
#*Ixia	3,200	35,136
*IXYS Corp.	1,100	9,713
#*j2 Global Communications, Inc.	700	16,471
Jabil Circuit, Inc.	7,000	101,570
Jack Henry & Associates, Inc.	1,000	25,400
*JDA Software Group, Inc.	1,128	26,508
*JDS Uniphase Corp.	8,700	94,395
#*Juniper Networks, Inc.	2,400	66,672
Keithley Instruments, Inc.	600	6,474
*Kenexa Corp.	300	3,609
#KLA-Tencor Corp.	3,939	124,748
#*Knot, Inc. (The)	1,100	9,053
*Kulicke & Soffa Industries, Inc.	4,100	27,552
#*L-1 Identity Solutions, Inc.	4,150	33,864
*Lam Research Corp.	1,100	46,409
*LaserCard Corp.	700	2,800
*Lattice Semiconductor Corp.	6,600	36,696
*Lawson Software, Inc.	5,700	45,429
*LeCroy Corp.	600	3,228
Lender Processing Services, Inc.	550	17,567
#*Lexmark International, Inc.	1,100	40,425
*Limelight Networks, Inc.	2,700	11,475
#Linear Technology Corp.	1,300	41,444
*Lionbridge Technologies, Inc.	178	876
*Liquidity Services, Inc.	1,127	15,305
#*Littlefuse, Inc.	1,345	47,895
*LoJack Corp.	300	1,059
*LoopNet, Inc.	1,800	20,592
#*Loral Space & Communications, Inc.	570	27,269
*LSI Corp.	7,600	30,628
#*Magma Design Automation, Inc.	1,800	5,832
*Manhattan Associates, Inc.	400	10,744
Marchex, Inc.	700	3,262
*Marvell Technology Group, Ltd.	6,400	95,488
#MasterCard, Inc. Class A	100	21,004
*Mattson Technology, Inc.	2,200	6,446
Maxim Integrated Products, Inc.	6,465	113,331
Maximus, Inc.	500	30,095
*Maxwell Technologies, Inc.	400	5,056
*McAfee, Inc.	600	19,860
*Measurement Specialties, Inc.	700	11,690
#*MEMC Electronic Materials, Inc.	4,000	38,240
*Mentor Graphics Corp.	4,200	40,404
Methode Electronics, Inc.	1,900	20,292
Micrel, Inc.	2,300	22,356
#Microchip Technology, Inc.	400	12,180
#*Micron Technology, Inc.	18,600	135,408
*MICROS Systems, Inc.	400	14,312
*Microsemi Corp.	3,400	54,264
Microsoft Corp.	6,866	177,211

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*MicroStrategy, Inc.	200	$16,598
#*Microtune, Inc.	1,524	3,642
*MKS Instruments, Inc.	1,905	40,881
*ModusLink Global Solutions, Inc.	1,700	11,152
Molex, Inc. Class A	748	12,641
#*MoneyGram International, Inc.	600	1,566
#*Monolithic Power Systems, Inc.	1,008	17,761
*Monotype Imaging Holdings, Inc.	430	3,578
#*MoSys, Inc.	1,400	6,356
*Motorola, Inc.	35,500	265,895
MTS Systems Corp.	500	14,465
*Multi-Fineline Electronix, Inc.	900	22,806
#*Nanometrics, Inc.	800	7,304
#National Instruments Corp.	1,000	31,900
National Semiconductor Corp.	1,550	21,390
*NCR Corp.	900	12,330
#*NetApp, Inc.	300	12,690
#*Netezza Corp.	1,500	23,250
*NETGEAR, Inc.	1,800	43,200
#*NetList, Inc.	900	2,718
*NetLogic Microsystems, Inc.	800	23,648
#*NetScout Systems, Inc.	1,400	22,190
#*NetSuite, Inc.	384	5,699
*Network Equipment Technologies, Inc.	400	1,248
*NeuStar, Inc.	300	6,969
NIC, Inc.	1,550	11,501
*Novatel Wireless, Inc.	1,000	6,700
*Novell, Inc.	10,200	61,608
*Novellus Systems, Inc.	3,800	101,498
*Nu Horizons Electronics Corp.	400	1,376
#*Nuance Communications, Inc.	6,900	113,919
*Nvidia Corp.	400	3,676
*Occam Networks, Inc.	1,000	6,360
#*Oclaro, Inc.	1,840	22,687
#*OmniVision Technologies, Inc.	2,680	59,791
*ON Semiconductor Corp.	2,780	18,765
*Online Resources Corp.	400	1,640
*Openwave Systems, Inc.	3,900	7,917
#*Oplink Communications, Inc.	700	11,277
OPNET Technologies, Inc.	900	13,716
*Opnext, Inc.	1,600	2,880
Oracle Corp.	11,500	271,860
#*OSI Systems, Inc.	700	19,453
#*Parametric Technology Corp.	2,700	48,438
Park Electrochemical Corp.	600	16,464
#*ParkerVision, Inc.	500	440
#Paychex, Inc.	1,000	25,990
*PC Connection, Inc.	1,700	11,747
*PC Mall, Inc.	400	1,692
*PC-Tel, Inc.	700	4,431
*PDF Solutions, Inc.	1,200	4,920
#Pegasystems, Inc.	500	15,380
*Perficient, Inc.	1,600	13,840
*Pericom Semiconductor Corp.	1,300	11,882
*Pervasive Software, Inc.	800	3,840
*Phoenix Technologies, Ltd.	800	2,472
#*Photronics, Inc.	1,400	6,328
*Planar Systems, Inc.	900	2,115
#Plantronics, Inc.	1,300	38,961
*Plexus Corp.	600	17,520
#*PLX Technology, Inc.	1,700	6,494

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*PMC - Sierra, Inc.	4,900	$39,690
*Polycom, Inc.	3,500	103,880
#Power Integrations, Inc.	700	24,745
*Presstek, Inc.	800	2,112
*Progress Software Corp.	1,200	35,880
*PROS Holdings, Inc.	600	4,242
QAD, Inc.	1,606	6,697
*QLogic Corp.	2,140	34,069
QUALCOMM, Inc.	3,400	129,472
*Quantum Corp.	7,400	11,840
#*Quest Software, Inc.	4,200	84,672
*Radiant Systems, Inc.	1,100	15,631
*RadiSys Corp.	700	6,909
*Rambus, Inc.	1,600	31,440
*Ramtron International Corp.	1,300	4,485
*RealNetworks, Inc.	6,429	21,344
#*Red Hat, Inc.	1,000	32,150
#Renaissance Learning, Inc.	700	9,730
#*RF Micro Devices, Inc.	13,900	57,963
Richardson Electronics, Ltd.	600	5,730
#*RightNow Technologies, Inc.	800	12,656
*Rimage Corp.	300	5,064
#*Riverbed Technology, Inc.	1,300	48,217
*Rofin-Sinar Technologies, Inc.	1,000	21,060
*Rogers Corp.	200	6,190
#*Rovi Corp.	3,100	137,950
#*Rubicon Technology, Inc.	1,000	30,250
#*Rudolph Technologies, Inc.	1,100	9,504
*S1 Corp.	2,700	15,849
*Saba Software, Inc.	1,400	6,874
#*Salesforce.com, Inc.	900	89,055
*Sandisk Corp.	4,700	205,390
#*Sanmina-SCI Corp.	1,100	13,827
Sapient Corp.	4,000	44,000
*SAVVIS, Inc.	948	16,713
*ScanSource, Inc.	1,300	35,854
*SeaChange International, Inc.	1,300	11,648
*Seagate Technology	200	2,510
*Semtech Corp.	1,700	29,546
*ShoreTel, Inc.	2,000	10,000
#*Sigma Designs, Inc.	900	9,216
#*Silicon Graphics International Corp.	1,400	10,920
*Silicon Image, Inc.	3,000	12,780
*Silicon Laboratories, Inc.	800	32,040
#*Skyworks Solutions, Inc.	5,200	91,156
#*Smart Modular Technologies (WWH), Inc.	3,400	18,394
*Smith Micro Software, Inc.	1,700	16,711
Soapstone Networks, Inc.	300	6
#*Sonic Solutions, Inc.	900	7,083
*Sonus Networks, Inc.	2,400	6,912
*Sourcefire, Inc.	500	10,670
*Spectrum Control, Inc.	700	10,563
*SRS Labs, Inc.	700	6,510
*Stamps.com, Inc.	700	7,658
#*Standard Microsystems Corp.	700	15,414
*StarTek, Inc.	700	3,234
*STEC, Inc.	1,200	18,720
#*Stratasys, Inc.	400	9,084
*SuccessFactors, Inc.	1,550	31,480
#*Supertex, Inc.	400	10,376
*Support.com, Inc.	1,050	4,336

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
—*Sybase, Inc.	900	$58,500
#Sycamore Networks, Inc.	1,124	26,167
*Symantec Corp.	3,000	38,910
*Symmetricom, Inc.	1,500	7,995
#*Synaptics, Inc.	800	25,040
#*SYNNEX Corp.	1,100	29,029
*Synopsys, Inc.	3,300	72,072
Syntel, Inc.	400	16,504
#*Take-Two Interactive Software, Inc.	3,400	34,850
#*Taleo Corp.	800	19,680
*Tech Data Corp.	2,450	96,922
Technitrol, Inc.	1,100	4,389
*TechTarget, Inc.	536	3,103
*TechTeam Global, Inc.	500	3,080
*Tekelec	2,200	31,108
*TeleCommunication Systems, Inc.	2,300	8,257
*TeleTech Holdings, Inc.	2,400	33,360
Tellabs, Inc.	3,300	23,034
*Teradata Corp.	1,350	42,930
#*Teradyne, Inc.	3,700	39,812
*Terremark Worldwide, Inc.	1,000	8,980
Tessco Technologies, Inc.	300	4,236
*Tessera Technologies, Inc.	1,300	22,074
#Texas Instruments, Inc.	6,300	155,547
TheStreet.com, Inc.	1,500	4,590
#*THQ, Inc.	3,100	14,136
#*TIBCO Software, Inc.	5,404	73,278
*TNS, Inc.	400	7,860
Total System Services, Inc.	2,619	39,049
*Trident Microsystems, Inc.	1,500	2,685
*Trimble Navigation, Ltd.	1,700	48,229
*Triquint Semiconductor, Inc.	4,400	30,492
#*TTM Technologies, Inc.	1,400	14,350
Tyco Electronics, Ltd.	6,600	178,200
#*Tyler Technologies, Inc.	600	9,858
#*Ultimate Software Group, Inc.	570	18,388
*Ultra Clean Holdings, Inc.	900	9,747
*Ultratech, Inc.	800	14,456
*Unica Corp.	500	4,460
#*Unisys Corp.	80	2,161
United Online, Inc.	4,000	25,280
#*Universal Display Corp.	600	12,366
#*ValueClick, Inc.	4,322	47,326
*Varian Semiconductor Equipment Associates, Inc.	1,300	36,738
#*Veeco Instruments, Inc.	800	34,640
*VeriFone Systems, Inc.	1,500	32,820
*VeriSign, Inc.	800	22,520
#*Virage Logic Corp.	200	2,390
#Virnetx Holding Corp.	2,000	12,300
*Virtusa Corp.	1,400	14,924
Visa, Inc.	4,150	304,402
#*Vishay Intertechnology, Inc.	4,500	38,205
*VistaPrint NV	400	13,220
*VMware, Inc. Class A	200	15,506
*Vocus, Inc.	700	11,403
#*Volterra Semiconductor Corp.	600	13,512
*Web.com Group, Inc.	1,400	4,634
#*WebMediaBrands, Inc.	605	436
*Websense, Inc.	800	14,848
*Western Digital Corp.	3,832	101,126
Western Union Co. (The)	2,000	32,460

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Wright Express Corp.	1,500	$52,485
Xerox Corp.	17,194	167,470
#Xilinx, Inc.	500	13,960
#*X-Rite, Inc.	400	1,480
*Yahoo!, Inc.	15,217	211,212
*Zebra Technologies Corp. Class A	1,700	46,648
*Zoran Corp.	2,500	21,500
*Zygo Corp.	800	6,624

Total Information Technology		17,735,787

Materials — (4.3%)
A. Schulman, Inc.	1,518	29,738
#*A.M. Castle & Co.	1,200	17,724
*AEP Industries, Inc.	200	5,780
Air Products & Chemicals, Inc.	800	58,064
Airgas, Inc.	700	45,703
AK Steel Holding Corp.	1,400	19,586
Albemarle Corp.	1,100	47,982
#Alcoa, Inc.	12,200	136,274
#Allegheny Technologies, Inc.	1,950	92,839
#AMCOL International Corp.	1,100	32,956
*American Pacific Corp.	300	1,425
American Vanguard Corp.	900	7,695
AptarGroup, Inc.	1,000	43,070
*Arabian American Development Co.	1,000	2,480
Arch Chemicals, Inc.	1,000	34,270
Ashland, Inc.	2,955	150,262
Balchem Corp.	750	19,838
Ball Corp.	500	29,120
Bemis Co., Inc.	4,300	128,828
*Boise, Inc.	4,300	25,757
*Brush Engineered Materials, Inc.	1,100	26,235
*Buckeye Technologies, Inc.	2,000	22,700
Cabot Corp.	1,400	41,300
*Calgon Carbon Corp.	2,200	29,128
Carpenter Technology Corp.	2,100	73,395
Celanese Corp. Class A	1,100	30,899
#*Century Aluminum Co.	4,200	43,806
CF Industries Holdings, Inc.	247	20,054
*Clearwater Paper Corp.	700	43,141
Cliffs Natural Resources, Inc.	4,200	237,594
#*Coeur d’Alene Mines Corp.	3,900	59,397
*Commercial Metals Co.	4,751	68,367
*Crown Holdings, Inc.	1,100	30,613
Cytec Industries, Inc.	2,200	109,824
Deltic Timber Corp.	500	22,890
#Domtar Corp.	1,000	58,500
Dow Chemical Co. (The)	8,059	220,252
E.I. du Pont de Nemours & Co.	3,000	122,010
#Eagle Materials, Inc.	1,700	41,582
Ecolab, Inc.	400	19,564
*Ferro Corp.	1,500	16,005
FMC Corp.	300	18,747
Freeport-McMoRan Copper & Gold, Inc. Class B	900	64,386
#*General Moly, Inc.	3,200	10,624
#*Georgia Gulf Corp.	16	246
*Graphic Packaging Holding Co.	873	3,056
Greif, Inc. Class A	1,100	65,593
H.B. Fuller Co.	1,800	36,792
#Haynes International, Inc.	400	13,464
*Headwaters, Inc.	3,100	10,726

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
#*Hecla Mining Co.	11,500	$56,810
*Horsehead Holding Corp.	1,500	11,490
Huntsman Corp.	12,100	126,687
Innophos Holdings, Inc.	900	26,379
*Innospec, Inc.	1,100	12,100
International Flavors & Fragrances, Inc.	600	27,228
International Paper Co.	7,800	188,760
Kaiser Aluminum Corp.	1,100	45,100
*KapStone Paper & Packaging Corp.	2,300	26,312
KMG Chemicals, Inc.	500	7,585
Koppers Holdings, Inc.	500	12,420
*Landec Corp.	1,500	9,675
*Louisiana-Pacific Corp.	5,650	41,132
*LSB Industries, Inc.	1,100	15,939
Lubrizol Corp.	1,300	121,537
Martin Marietta Materials, Inc.	100	8,540
MeadWestavco Corp.	3,600	86,256
#*Mercer International, Inc.	1,700	9,129
Minerals Technologies, Inc.	900	46,953
Mosaic Co. (The)	1,200	57,180
Myers Industries, Inc.	1,100	8,701
Nalco Holding Co.	1,500	36,585
Neenah Paper, Inc.	408	7,320
NewMarket Corp.	500	53,595
Newmont Mining Corp.	4,300	240,370
NL Industries, Inc.	2,700	22,842
Nucor Corp.	2,100	82,194
Olin Corp.	2,003	40,661
Olympic Steel, Inc.	200	5,086
*OM Group, Inc.	1,100	29,700
*Omnova Solutions, Inc.	402	3,136
*Owens-Illinois, Inc.	800	22,120
P.H. Glatfelter Co.	1,500	17,145
Packaging Corp. of America	3,800	91,200
*Pactiv Corp.	700	21,294
*Penford Corp.	590	3,269
*PolyOne Corp.	3,900	40,209
PPG Industries, Inc.	700	48,629
#Praxair, Inc.	600	52,092
#Quaker Chemical Corp.	300	10,578
Reliance Steel & Aluminum Co.	1,624	63,791
#Rock-Tenn Co. Class A	1,700	90,474
*Rockwood Holdings, Inc.	2,400	70,104
Royal Gold, Inc.	1,000	44,130
RPM International, Inc.	4,300	80,711
*RTI International Metals, Inc.	300	8,514
#Schnitzer Steel Industries, Inc. Class A	200	9,164
#Scotts Miracle-Gro Co. Class A (The)	500	24,125
Sealed Air Corp.	3,300	71,379
Sensient Technologies Corp.	1,800	53,028
#Sigma-Aldrich Corp.	600	33,660
Silgan Holdings, Inc.	1,000	28,420
*Solutia, Inc.	2,407	33,963
Sonoco Products Co.	3,463	113,240
Southern Copper Corp.	2,166	68,034
#*Spartech Corp.	700	7,322
Steel Dynamics, Inc.	2,400	34,368
#Stepan Co.	500	33,005
#*Stillwater Mining Co.	4,900	67,473
Temple-Inland, Inc.	5,700	114,342
#Texas Industries, Inc.	1,000	33,200

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
#*Titanium Metals Corp.	4,300	$95,202
*U.S. Gold Corp.	1,800	8,910
*United States Lime & Minerals, Inc.	200	8,544
#United States Steel Corp.	600	26,598
*Universal Stainless & Alloy Products, Inc.	400	9,128
Valspar Corp.	1,101	34,582
#Vulcan Materials Co.	300	13,572
Walter Energy, Inc.	550	39,215
*Wausau Paper Corp.	2,200	15,026
#Westlake Chemical Corp.	2,800	69,272
#Weyerhaeuser Co.	4,200	68,124
#Worthington Industries, Inc.	3,000	42,990
#*WR Grace & Co.	1,700	43,639
Zep, Inc.	1,000	19,040
#*Zoltek Cos., Inc.	1,900	19,855

Total Materials		5,860,363

Telecommunication Services — (2.9%)
#Alaska Communications Systems Group, Inc.	500	4,630
*American Tower Corp.	1,200	55,488
AT&T, Inc.	66,104	1,714,738
Atlantic Tele-Network, Inc.	300	13,413
#*Cbeyond, Inc.	700	10,661
#CenturyLink, Inc.	2,670	95,105
*Cincinnati Bell, Inc.	4,900	14,504
*Cogent Communications Group, Inc.	2,000	17,240
#Consolidated Communications Holdings, Inc.	1,200	20,952
*Crown Castle International Corp.	900	35,559
#Frontier Communications Corp.	7,536	57,575
*General Communications, Inc. Class A	700	5,936
#*Global Crossing, Ltd.	2,100	24,297
HickoryTech Corp.	300	2,301
*IDT Corp. Class B	800	14,816
#*Leap Wireless International, Inc.	1,200	14,268
#*MetroPCS Communications, Inc.	15,711	140,613
*Neutral Tandem, Inc.	400	4,280
*NII Holdings, Inc.	3,301	123,655
*PAETEC Holding Corp.	4,600	18,078
*Premiere Global Services, Inc.	1,500	9,390
#Qwest Communications International, Inc.	11,900	67,354
#*SBA Communications Corp.	900	32,562
*Sprint Nextel Corp.	43,700	199,709
*SureWest Communications	480	3,269
*Syniverse Holdings, Inc.	3,300	73,689
Telephone & Data Systems, Inc.	1,700	58,021
Telephone & Data Systems, Inc. Special Shares	1,700	51,017
*tw telecom, inc.	1,450	27,434
*United States Cellular Corp.	1,300	61,139
USA Mobility, Inc.	1,200	17,796
Verizon Communications, Inc.	31,900	927,014
Windstream Corp.	1,641	18,707

Total Telecommunication Services		3,935,210

Utilities — (2.0%)
*AES Corp.	3,496	36,044
AGL Resources, Inc.	500	19,000
Allegheny Energy, Inc.	300	6,840
ALLETE, Inc.	500	18,030
Alliant Energy Corp.	400	13,824
Ameren Corp.	500	12,685
#American Electric Power Co., Inc.	1,000	35,980

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
#American States Water Co.	600	$21,168
*American Water Works Co., Inc.	585	12,507
#Aqua America, Inc.	200	3,898
Artesian Resources Corp.	200	3,660
Atmos Energy Corp.	1,200	34,800
Avista Corp.	700	14,644
Black Hills Corp.	300	9,576
#*Cadiz, Inc.	300	3,957
California Water Service Group	300	10,665
*Calpine Corp.	5,900	79,650
CenterPoint Energy, Inc.	500	7,115
Central Vermont Public Service Corp.	100	2,124
CH Energy Group, Inc.	200	8,360
Chesapeake Utilities Corp.	100	3,324
#Cleco Corp.	1,100	31,405
#CMS Energy Corp.	1,500	23,880
Connecticut Water Services, Inc.	200	4,640
#Consolidated Edison, Inc.	1,005	46,351
Constellation Energy Group, Inc.	1,900	60,040
#Dominion Resources, Inc.	1,800	75,582
DPL, Inc.	900	22,779
DTE Energy Co.	1,400	64,624
Duke Energy Corp.	4,000	68,400
*Dynegy, Inc.	160	568
Edison International, Inc.	700	23,205
*El Paso Electric Co.	700	15,050
#Empire District Electric Co.	900	17,685
Energen Corp.	358	15,910
Entergy Corp.	600	46,506
EQT Corp.	1,500	55,020
Exelon Corp.	1,400	58,562
#FirstEnergy Corp.	600	22,620
Gas Natural, Inc.	200	2,344
Great Plains Energy, Inc.	2,400	43,056
Hawaiian Electric Industries, Inc.	1,334	31,416
IDACORP, Inc.	800	28,176
Integrys Energy Group, Inc.	400	18,940
ITC Holdings Corp.	860	48,796
#Laclede Group, Inc.	600	20,964
MDU Resources Group, Inc.	500	9,875
#MGE Energy, Inc.	600	22,482
Middlesex Water Co.	900	14,895
#*Mirant Corp.	2,500	27,425
National Fuel Gas Co.	700	33,635
New Jersey Resources Corp.	600	22,398
NextEra Energy, Inc.	1,600	83,680
#Nicor, Inc.	500	21,895
NiSource, Inc.	1,800	29,700
Northeast Utilities, Inc.	1,200	33,408
Northwest Natural Gas Co.	300	14,223
NorthWestern Corp.	800	22,560
*NRG Energy, Inc.	2,500	56,700
#NSTAR	500	18,580
NV Energy, Inc.	1,800	22,860
OGE Energy Corp.	500	19,820
Oneok, Inc.	600	27,918
#Ormat Technologies, Inc.	1,000	27,820
Pennichuck Corp.	100	2,250
Pepco Holdings, Inc.	1,500	25,365
PG&E Corp.	1,400	62,160
#Piedmont Natural Gas Co.	500	13,310

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Pinnacle West Capital Corp.	550	$20,950
PNM Resources, Inc.	1,600	18,928
Portland General Electric Co.	1,000	19,100
PPL Corp.	1,100	30,019
Progress Energy, Inc.	1,100	46,321
Public Service Enterprise Group, Inc.	6,601	217,173
Questar Corp.	1,800	29,610
*RRI Energy, Inc.	15,600	61,620
SCANA Corp.	1,000	38,310
Sempra Energy	400	19,900
SJW Corp.	600	14,934
#South Jersey Industries, Inc.	1,000	46,720
Southern Co.	3,058	108,039
Southwest Gas Corp.	1,200	38,604
Southwest Water Co.	600	6,510
TECO Energy, Inc.	1,400	22,876
UGI Corp.	700	18,872
#UIL Holdings Corp.	900	24,525
Unisource Energy Corp.	700	22,596
Unitil Corp.	400	8,740
Vectren Corp.	1,548	38,344
Westar Energy, Inc.	2,200	52,536
WGL Holdings, Inc.	400	14,432
#Wisconsin Energy Corp.	785	42,610
Xcel Energy, Inc.	1,700	37,383
York Water Co.	300	4,443

Total Utilities		2,821,424

TOTAL COMMON STOCKS		109,302,904

RIGHTS/WARRANTS — (0.0%)
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	200	166

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $610,000 FHLMC 5.50%, 09/15/33, valued at $668,713) to be repurchased at $654,010	$654	654,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.9%)
§@ DFA Short Term Investment Fund	27,001,367	27,001,367
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $433,473 FHLMC 5.500%, 07/01/38, valued at $280,359) to be repurchased at $272,198	$272	272,193

TOTAL SECURITIES LENDING COLLATERAL		27,273,560

TOTAL INVESTMENTS — (100.0%) (Cost $133,878,828)##		$137,230,630

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$17,567,323	—	—	$17,567,323
Consumer Staples	4,945,599	—	—	4,945,599
Energy	13,919,092	—	—	13,919,092
Financials	24,000,507	—	—	24,000,507
Health Care	4,486,815	$7,500	—	4,494,315
Industrials	14,023,284	—	—	14,023,284
Information Technology	17,677,287	58,500	—	17,735,787
Materials	5,860,363	—	—	5,860,363
Telecommunication Services	3,935,210	—	—	3,935,210
Utilities	2,821,424	—	—	2,821,424
Rights/Warrants	—	166	—	166
Temporary Cash Investments	—	654,000	—	654,000
Securities Lending Collateral	—	27,273,560	—	27,273,560

TOTAL	$109,236,904	$27,993,726	—	$137,230,630

See accompanying Notes to Schedules of Investments.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (79.6%)
Consumer Discretionary — (10.8%)
*1-800-FLOWERS.COM, Inc.	900	$2,007
*99 Cents Only Stores	1,500	24,930
#Aaron’s, Inc.	1,500	27,240
#Abercrombie & Fitch Co.	1,100	40,634
*AC Moore Arts & Crafts, Inc.	300	738
Advance Auto Parts, Inc.	600	32,118
#*Aeropostale, Inc.	900	25,587
*AH Belo Corp.	200	1,548
*Alloy, Inc.	200	1,898
#*Amazon.com, Inc.	1,800	212,202
Ambassadors Group, Inc.	200	2,268
*American Apparel, Inc.	1,450	2,335
#*American Axle & Manufacturing Holdings, Inc.	1,500	13,965
#American Eagle Outfitters, Inc.	2,850	35,084
*America’s Car-Mart, Inc.	200	4,656
#*Amerigon, Inc.	600	5,940
#*AnnTaylor Stores Corp.	1,272	22,311
#Arbitron, Inc.	600	17,340
#*Arctic Cat, Inc.	300	2,985
#*Asbury Automotive Group, Inc.	700	9,422
*Audiovox Corp. Class A	600	4,470
#*AutoNation, Inc.	2,800	68,404
#*Bally Technologies, Inc.	400	12,920
#Barnes & Noble, Inc.	1,400	18,158
*Bassett Furniture Industries, Inc.	100	481
#*Beazer Homes USA, Inc.	1,400	5,922
bebe stores, inc.	1,600	9,520
#*Bed Bath & Beyond, Inc.	1,700	64,396
#*Belo Corp.	1,800	10,890
Best Buy Co., Inc.	2,300	79,718
Big 5 Sporting Goods Corp.	400	5,496
*Big Lots, Inc.	1,500	51,465
#*Biglari Holdings, Inc.	15	4,358
#*BJ’s Restaurants, Inc.	300	7,650
#*Blockbuster, Inc. Class A	800	144
#*Blue Nile, Inc.	100	5,090
Blyth, Inc.	150	5,933
*Bon-Ton Stores, Inc. (The)	800	7,648
#Books-A-Million, Inc.	500	3,240
#*Borders Group, Inc.	1,500	1,995
#*BorgWarner, Inc.	2,900	127,194
#*Boyd Gaming Corp.	700	5,922
Brinker International, Inc.	1,700	26,724
#*Brookfield Homes Corp.	600	4,470
Brown Shoe Co., Inc.	700	10,234
#Brunswick Corp.	2,800	47,376
#Buckle, Inc.	750	20,662
#*Build-A-Bear-Workshop, Inc.	500	3,025
Burger King Holdings, Inc.	1,000	17,280
#*Cabela’s, Inc.	1,600	24,944
Cablevision Systems Corp.	2,300	63,043
*Cache, Inc.	200	1,032
#Callaway Golf Co.	1,600	10,800
*Cambium Learning Group, Inc.	900	3,114
#*Capella Education Co.	100	9,292
#*Career Education Corp.	700	17,101
*Caribou Coffee Co., Inc.	300	3,186
#*CarMax, Inc.	3,400	71,740

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Carmike Cinemas, Inc.	400	$2,924
*Carriage Services, Inc.	200	936
*Carrols Restaurant Group, Inc.	400	2,072
#*Carter’s, Inc.	1,400	33,936
*Casual Male Retail Group, Inc.	900	3,114
Cato Corp. Class A	500	11,640
#*Cavco Industries, Inc.	100	3,506
CBS Corp.	300	4,512
CBS Corp. Class B	7,900	116,762
*CEC Entertainment, Inc.	100	3,473
#*Charming Shoppes, Inc.	2,300	10,304
*Cheesecake Factory, Inc.	500	11,720
#Chico’s FAS, Inc.	3,100	29,047
#*Children’s Place Retail Stores, Inc. (The)	600	25,110
#Choice Hotels International, Inc.	500	16,505
Christopher & Banks Corp.	600	4,434
#Churchill Downs, Inc.	100	3,637
Cinemark Holdings, Inc.	4,200	61,278
*Citi Trends, Inc.	400	12,556
*Clear Channel Outdoor Holdings, Inc.	600	6,606
Coach, Inc.	1,900	70,243
#*Coinstar, Inc.	200	9,100
*Coldwater Creek, Inc.	2,800	10,976
#*Collective Brands, Inc.	1,700	27,234
#Columbia Sportswear Co.	1,200	58,812
Comcast Corp. Class A	19,900	387,453
Comcast Corp. Special Class A	7,200	132,912
#*Conn’s, Inc.	400	2,104
#Cooper Tire & Rubber Co.	1,400	30,254
*Core-Mark Holding Co., Inc.	200	6,104
#*Corinthian Colleges, Inc.	700	6,370
#Cracker Barrel Old Country Store, Inc.	200	9,796
#*Crocs, Inc.	1,700	21,811
#*Crown Media Holdings, Inc.	1,413	2,883
*Culp, Inc.	400	4,168
#*Cumulus Media, Inc.	100	303
*Dana Holding Corp.	2,200	26,136
Darden Restaurants, Inc.	1,000	41,890
#*Deckers Outdoor Corp.	1,500	76,335
*dELiA*s, Inc.	400	580
#*Destination Maternity Corp.	200	6,190
#DeVry, Inc.	200	10,760
#*Dick’s Sporting Goods, Inc.	1,600	42,096
#Dillard’s, Inc.	1,500	34,710
#*DineEquity, Inc.	100	3,646
#*DIRECTV Class A	3,452	128,276
#*Discovery Communications, Inc. (25470F104)	2,400	92,664
*Discovery Communications, Inc. (25470F302)	2,514	86,431
DISH Network Corp.	1,700	34,136
#*Dolan Media Co.	1,000	11,690
#*Dollar Tree, Inc.	1,200	53,184
*Domino’s Pizza, Inc.	500	6,395
*Dorman Products, Inc.	400	9,336
#DR Horton, Inc.	6,400	70,528
#*DreamWorks Animation SKG, Inc.	1,100	34,276
*Dress Barn, Inc. (The)	1,441	35,593
#*Drew Industries, Inc.	500	10,565
#*drugstore.com, inc.	1,900	5,244
#*DSW, Inc.	400	10,644
#*E.W. Scripps Co. (The) Class A	866	6,807
#*Eastman Kodak Co.	5,800	23,026

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Einstein Noah Restaurant Group, Inc.	300	$3,486
#Emerson Radio Corp.	900	2,025
#*Entercom Communications Corp.	500	4,190
#Ethan Allen Interiors, Inc.	400	6,136
Family Dollar Stores, Inc.	600	24,810
*Federal-Mogul Corp.	3,076	55,183
Finish Line, Inc. Class A	1,000	14,310
*Fisher Communications, Inc.	400	7,080
#Foot Locker, Inc.	4,300	58,437
#*Ford Motor Co.	27,300	348,621
*Fossil, Inc.	1,050	41,580
Fred’s, Inc.	700	7,588
*Fuel Systems Solutions, Inc.	400	12,164
*Full House Resorts, Inc.	300	954
*Furniture Brands International, Inc.	400	2,208
Gaiam, Inc.	700	4,200
#*GameStop Corp. Class A	1,500	30,075
#Gannett Co., Inc.	4,700	61,946
Gap, Inc.	5,100	92,361
#Garmin, Ltd.	2,200	62,722
Gentex Corp.	3,200	61,664
Genuine Parts Co.	900	38,547
#*G-III Apparel Group, Ltd.	400	10,320
*Global Traffic Network, Inc.	100	560
*Goodyear Tire & Rubber Co.	1,700	18,139
*Gray Television, Inc.	800	2,080
*Great Wolf Resorts, Inc.	600	1,332
#*Group 1 Automotive, Inc.	400	11,088
Guess?, Inc.	900	32,130
#*Gymboree Corp.	600	25,980
*Hanesbrands, Inc.	1,500	37,575
#Harley-Davidson, Inc.	1,950	53,098
*Harman International Industries, Inc.	900	27,369
Harte-Hanks, Inc.	2,000	22,560
Hasbro, Inc.	1,000	42,150
Haverty Furniture Cos., Inc.	300	3,636
*Hawk Corp.	200	5,846
*Heelys, Inc.	400	1,084
*Helen of Troy, Ltd.	600	14,376
#*hhgregg, Inc.	700	14,203
*Hibbett Sporting Goods, Inc.	600	15,882
Hillenbrand, Inc.	500	11,045
Home Depot, Inc.	12,800	364,928
Hooker Furniture Corp.	300	3,546
Hot Topic, Inc.	800	4,232
#*Hovnanian Enterprises, Inc.	400	1,748
*HSN, Inc.	1,080	31,752
*Iconix Brand Group, Inc.	1,200	19,752
#International Game Technology	700	10,668
#International Speedway Corp.	300	7,770
*Interpublic Group of Cos., Inc. (The)	8,900	81,346
*Interval Leisure Group, Inc.	1,080	15,023
*iRobot Corp.	500	10,180
#*Isle of Capri Casinos, Inc.	300	2,520
#*ITT Educational Services, Inc.	200	16,148
*J. Crew Group, Inc.	700	24,941
J.C. Penney Co., Inc.	5,500	135,465
#*Jack in the Box, Inc.	400	8,252
*Jackson Hewitt Tax Service, Inc.	200	222
#*JAKKS Pacific, Inc.	600	9,468
#Jarden Corp.	500	14,475

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Jo-Ann Stores, Inc.	600	$25,134
Johnson Controls, Inc.	7,300	210,313
Jones Apparel Group, Inc.	1,400	24,416
#*Jos. A. Bank Clothiers, Inc.	400	23,472
*Journal Communications, Inc.	800	3,808
#*K12, Inc.	600	15,630
#KB Home	1,900	21,622
*Kenneth Cole Productions, Inc. Class A	400	5,372
*Kid Brands, Inc.	500	4,160
*Kirkland’s, Inc.	300	5,058
*Knology, Inc.	1,000	11,300
*Kohl’s Corp.	3,239	154,468
#*K-Swiss, Inc. Class A	700	8,365
*Lakes Entertainment, Inc.	500	1,260
#*Lamar Advertising Co.	1,600	43,760
#*Las Vegas Sands Corp.	1,800	48,348
*Lazare Kaplan International, Inc.	300	258
*La-Z-Boy, Inc.	1,400	11,984
*Leapfrog Enterprises, Inc.	1,200	6,096
*Lear Corp.	400	31,268
#*Lee Enterprises, Inc.	1,000	2,940
#Leggett & Platt, Inc.	4,600	95,864
#Lennar Corp. Class A	4,800	70,896
*Lennar Corp. Class B Voting	1,600	20,240
*Libbey, Inc.	300	3,753
#*Liberty Global, Inc. Class A	2,700	78,975
#*Liberty Global, Inc. Series C	3,000	87,750
*Liberty Media Corp. Capital Series A	3,100	144,584
*Liberty Media Corp. Interactive Class A	11,152	126,241
*Liberty Media-Starz Corp. Series A	1,122	61,587
*Liberty Media-Starz Corp. Series B	20	1,100
*Lifetime Brands, Inc.	200	2,938
Limited Brands, Inc.	4,900	125,636
*LIN TV Corp. Class A	400	2,340
*Lincoln Educational Services Corp.	300	6,327
Lithia Motors, Inc.	400	3,520
#*Live Nation Entertainment, Inc.	3,260	30,090
#*Liz Claiborne, Inc.	3,100	14,694
*LKQ Corp.	3,600	71,208
#*LodgeNet Interactive Corp.	600	2,160
Lowe’s Cos., Inc.	8,096	167,911
*Luby’s, Inc.	400	2,080
#*Lumber Liquidators Holdings, Inc.	300	7,446
*M/I Homes, Inc.	500	5,275
Mac-Gray Corp.	400	4,332
Macy’s, Inc.	8,700	162,255
*Madison Square Garden, Inc.	1,075	20,683
*Maidenform Brands, Inc.	400	9,932
Marcus Corp.	200	2,440
#*Marine Products Corp.	700	4,263
*MarineMax, Inc.	700	5,320
Marriott International, Inc. Class A	2,413	81,825
#*Martha Stewart Living Omnimedia, Inc.	700	3,535
Mattel, Inc.	3,500	74,060
#*McClatchy Co. (The)	1,600	5,600
McDonald’s Corp.	6,400	446,272
#McGraw-Hill Cos., Inc.	2,100	64,449
#MDC Holdings, Inc.	1,200	34,944
#*Media General, Inc.	600	6,198
*Mediacom Communications Corp.	1,200	8,808
#Men’s Wearhouse, Inc. (The)	1,300	25,298

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Meredith Corp.	800	$25,400
*Meritage Homes Corp.	700	12,306
#*MGM Resorts International	6,086	66,094
*Midas, Inc.	300	2,640
#*Modine Manufacturing Co.	1,700	17,255
#*Mohawk Industries, Inc.	2,500	122,325
*Monarch Casino & Resort, Inc.	102	1,086
*Morgans Hotel Group Co.	200	1,482
#*Morningstar, Inc.	1,000	45,010
*Motorcar Parts of America, Inc.	400	2,672
*Movado Group, Inc.	400	4,544
*Nathan’s Famous, Inc.	200	3,154
#National CineMedia, Inc.	1,100	19,734
*Nautilus, Inc.	296	586
#*Navarre Corp.	595	1,505
#*Netflix, Inc.	1,000	102,550
*New York & Co., Inc.	1,300	2,899
#*New York Times Co. Class A (The)	4,300	37,582
#Newell Rubbermaid, Inc.	500	7,750
#News Corp. Class A	17,300	225,765
#News Corp. Class B	7,900	116,841
#*Nexstar Broadcasting Group, Inc.	500	2,700
NIKE, Inc. Class B	3,700	272,468
Nordstrom, Inc.	1,900	64,600
#Nutri/System, Inc.	200	3,912
*Office Depot, Inc.	9,600	41,472
Omnicom Group, Inc.	1,300	48,438
*Orbitz Worldwide, Inc.	1,700	7,667
#*O’Reilly Automotive, Inc.	1,133	55,834
#*Orient-Express Hotels, Ltd.	700	6,377
#*Orleans Homebuilders, Inc.	300	33
*Outdoor Channel Holdings, Inc.	500	2,840
#*Overstock.com, Inc.	400	7,908
Oxford Industries, Inc.	200	4,480
#*Pacific Sunwear of California, Inc.	1,600	6,464
#*Palm Harbor Homes, Inc.	300	675
*Panera Bread Co.	500	39,105
*Papa John’s International, Inc.	150	3,800
#*Peet’s Coffee & Tea, Inc.	100	4,063
*Penn National Gaming, Inc.	1,200	32,868
#*Penske Automotive Group, Inc.	1,900	26,600
Pep Boys - Manny, Moe & Jack (The)	1,600	15,360
*Perry Ellis International, Inc.	400	8,956
#PetMed Express, Inc.	300	4,785
PetSmart, Inc.	500	15,525
Phillips-Van Heusen Corp.	1,502	77,939
#*Pier 1 Imports, Inc.	2,700	18,873
*Pinnacle Entertainment, Inc.	600	6,510
#*Playboy Enterprises, Inc. Class B	300	1,623
Polaris Industries, Inc.	300	17,910
#Polo Ralph Lauren Corp.	300	23,703
#Pool Corp.	800	17,704
*Priceline.com, Inc.	300	67,320
Primedia, Inc.	1,200	3,624
*Princeton Review, Inc.	300	747
#*Pulte Group, Inc.	900	7,902
*Quiksilver, Inc.	3,500	15,645
#*Radio One, Inc.	1,000	1,100
#RadioShack Corp.	2,400	51,696
*RC2 Corp.	600	9,930
*RCN Corp.	900	13,446

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Red Robin Gourmet Burgers, Inc.	200	$4,268
Regal Entertainment Group	3,200	42,720
#Regis Corp.	500	7,615
#*Rent-A-Center, Inc.	1,500	32,985
#*Rentrak Corp.	200	5,178
*Retail Ventures, Inc.	1,000	9,690
RG Barry Corp.	400	4,740
#Ross Stores, Inc.	1,000	52,660
#*Royal Caribbean Cruises, Ltd.	1,600	46,176
*Ruby Tuesday, Inc.	1,400	14,308
#Ryland Group, Inc. (The)	1,200	19,584
*Saga Communications, Inc.	100	2,240
#*Saks, Inc.	3,300	27,093
*Salem Communications Corp.	400	1,364
#*Sally Beauty Holdings, Inc.	3,500	33,110
#Scholastic Corp.	800	20,264
*Scientific Games Corp.	700	7,413
Scripps Networks Interactive, Inc.	1,000	42,630
*Sealy Corp.	1,400	3,836
#*Sears Holdings Corp.	1,701	120,771
#*Select Comfort Corp.	1,000	7,800
Service Corp. International	6,200	52,824
#Sherwin-Williams Co.	400	27,660
*Shiloh Industries, Inc.	200	1,936
*Shoe Carnival, Inc.	200	4,210
*Shuffle Master, Inc.	600	5,274
#*Shutterfly, Inc.	700	17,556
*Signet Jewelers, Ltd. ADR	1,900	56,563
*Sinclair Broadcast Group, Inc. Class A	1,000	6,040
#*Skechers U.S.A., Inc. Class A	1,100	40,799
Skyline Corp.	100	2,008
#*Smith & Wesson Holding Corp.	300	1,155
Snap-On, Inc.	2,200	98,274
#*Sonic Automotive, Inc.	700	6,923
Sotheby’s Class A	600	16,278
#Spartan Motors, Inc.	700	3,003
#Speedway Motorsports, Inc.	200	2,744
Sport Supply Group, Inc.	200	2,708
Stage Stores, Inc.	800	8,800
Standard Motor Products, Inc.	800	7,840
#*Standard Pacific Corp.	2,800	11,200
*Stanley Black & Decker, Inc.	2,457	142,555
*Stanley Furniture, Inc.	200	766
#Staples, Inc.	5,900	119,947
#Starbucks Corp.	7,100	176,435
#Starwood Hotels & Resorts Worldwide, Inc.	1,200	58,140
*Stein Mart, Inc.	1,000	7,720
*Steiner Leisure, Ltd.	200	8,502
*Steinway Musical Instruments, Inc.	100	1,948
#*Steven Madden, Ltd.	600	23,178
*Stoneridge, Inc.	400	4,284
#Sturm Ruger & Co., Inc.	300	4,200
#Superior Industries International, Inc.	700	10,073
#Systemax, Inc.	800	13,088
*Talbots, Inc.	1,000	11,490
#Target Corp.	6,900	354,108
#*Tempur-Pedic International, Inc.	800	24,536
#*Tenneco, Inc.	600	16,560
#*Texas Roadhouse, Inc.	600	8,088
Thor Industries, Inc.	1,400	38,976
Tiffany & Co.	1,100	46,277

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Timberland Co. Class A	1,600	$28,192
Time Warner Cable, Inc.	4,816	275,331
Time Warner, Inc.	13,906	437,483
TJX Cos., Inc. (The)	1,400	58,128
#*Toll Brothers, Inc.	3,600	62,496
#Tractor Supply Co.	600	41,706
*Trans World Entertainment Corp.	1,000	1,840
*True Religion Apparel, Inc.	500	12,290
#*Tuesday Morning Corp.	1,000	4,360
Tupperware Corp.	1,150	45,298
*Ulta Salon Cosmetics & Fragrance, Inc.	900	22,734
*Under Armour, Inc. Class A	900	33,804
*Unifi, Inc.	1,300	5,096
*Universal Electronics, Inc.	400	7,024
#*Universal Technical Institute, Inc.	200	4,074
*Urban Outfitters, Inc.	1,300	41,808
*US Auto Parts Network, Inc.	600	4,020
V.F. Corp.	700	55,531
#*Vail Resorts, Inc.	600	22,728
*Valassis Communications, Inc.	1,500	51,855
*Valuevision Media, Inc.	600	1,098
#Viacom, Inc. Class A	400	14,956
Viacom, Inc. Class B	3,400	112,336
#*Volcom, Inc.	600	9,762
*WABCO Holdings, Inc.	1,500	58,020
#Walt Disney Co. (The)	20,819	701,392
*Warnaco Group, Inc.	1,000	41,770
*Warner Music Group Corp.	1,500	7,035
Washington Post Co.	200	84,098
#Weight Watchers International, Inc.	600	16,434
Wendy’s/Arby’s Group, Inc.	7,225	31,501
#*West Marine, Inc.	700	7,266
*Wet Seal, Inc. (The)	1,700	5,746
#Whirlpool Corp.	2,200	183,260
Wiley (John) & Sons, Inc. Class A	1,300	51,194
#Williams-Sonoma, Inc.	3,400	90,814
#*Winnebago Industries, Inc.	398	4,159
*WMS Industries, Inc.	500	19,255
#Wolverine World Wide, Inc.	900	25,731
#World Wrestling Entertainment, Inc.	600	9,624
#Wyndham Worldwide Corp.	2,800	71,484
Yum! Brands, Inc.	137	5,658
#*Zale Corp.	300	528
#*Zumiez, Inc.	700	12,810

Total Consumer Discretionary		14,695,637

Consumer Staples — (6.9%)
#Alberto-Culver Co.	900	26,343
Alico, Inc.	100	2,436
Altria Group, Inc.	5,700	126,312
Andersons, Inc. (The)	300	10,311
#Archer-Daniels-Midland Co.	2,300	62,928
Avon Products, Inc.	3,100	96,503
B&G Foods, Inc.	500	5,735
*BJ’s Wholesale Club, Inc.	2,100	95,655
#*Boston Beer Co., Inc. Class A	200	13,872
#Brown-Forman Corp. Class B	1,100	69,531
#Calavo Growers, Inc.	200	4,224
#Cal-Maine Foods, Inc.	300	9,477
#Campbell Soup Co.	1,072	38,485
Casey’s General Stores, Inc.	1,300	49,725

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Central European Distribution Corp.	900	$23,463
*Central Garden & Pet Co. Class A	500	5,055
#*Chiquita Brands International, Inc.	1,600	23,488
#Church & Dwight Co., Inc.	900	59,643
Clorox Co.	800	51,904
#Coca-Cola Co. (The)	17,700	975,447
Coca-Cola Enterprises, Inc.	1,200	34,440
Colgate-Palmolive Co.	4,300	339,614
ConAgra, Inc.	1,600	37,568
*Constellation Brands, Inc. Class A	1,412	24,089
Corn Products International, Inc.	900	30,006
Costco Wholesale Corp.	1,900	107,749
CVS Caremark Corp.	10,400	319,176
*Darling International, Inc.	1,400	11,424
*Dean Foods Co.	3,400	38,964
Del Monte Foods Co.	3,985	55,312
#Diamond Foods, Inc.	200	8,908
Dr Pepper Snapple Group, Inc.	4,300	161,465
*Elizabeth Arden, Inc.	600	9,318
*Energizer Holdings, Inc.	1,100	67,672
#Estee Lauder Cos., Inc.	1,400	87,150
Farmer Brothers Co.	200	3,376
#Flowers Foods, Inc.	3,000	72,690
General Mills, Inc.	5,000	171,000
#*Great Atlantic & Pacific Tea Co.	1,400	4,844
#*Green Mountain Coffee, Inc.	1,950	60,040
#H.J. Heinz Co.	2,800	124,544
#*Hain Celestial Group, Inc.	1,300	27,378
*Hansen Natural Corp.	700	29,323
Herbalife, Ltd.	500	24,820
Hershey Co. (The)	1,000	47,000
Hormel Foods Corp.	1,749	75,067
#*HQ Sustainable Maritime Industries, Inc.	200	850
#Imperial Sugar Co.	200	2,400
Ingles Markets, Inc.	300	4,878
Inter Parfums, Inc.	350	6,108
J & J Snack Foods Corp.	300	12,513
J.M. Smucker Co.	2,800	172,004
Kellogg Co.	3,200	160,160
Kimberly-Clark Corp.	1,600	102,592
Kraft Foods, Inc.	24,401	712,753
Kroger Co. (The)	3,900	82,602
#Lancaster Colony Corp.	300	15,576
Lance, Inc.	300	6,339
#*Lifeway Foods, Inc.	300	3,144
*Mannatech, Inc.	155	422
#McCormick & Co., Inc.	1,000	39,330
Mead Johnson Nutrition Co.	800	42,512
#*Medifast, Inc.	300	9,072
Molson Coors Brewing Co.	1,200	54,012
#Nash-Finch Co.	200	7,864
National Beverage Corp.	800	11,376
#Nu Skin Enterprises, Inc. Class A	1,000	28,480
*Nutraceutical International Corp.	200	3,150
*Omega Protein Corp.	200	1,040
*Overhill Farms, Inc.	400	2,080
*Pantry, Inc.	200	3,600
PepsiCo, Inc.	9,700	629,627
*Prestige Brands Holdings, Inc.	900	7,398
PriceSmart, Inc.	600	16,800
Procter & Gamble Co. (The)	18,981	1,160,878

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Ralcorp Holdings, Inc.	1,000	$58,400
Reliv’ International, Inc.	400	928
#*Revlon, Inc.	650	8,151
Reynolds American, Inc.	2,800	161,896
#Ruddick Corp.	1,000	35,450
Safeway, Inc.	11,200	230,048
Sanderson Farms, Inc.	200	9,350
#Sara Lee Corp.	4,700	69,513
#Schiff Nutrition International, Inc.	300	2,415
*Seneca Foods Corp.	200	6,116
#*Smart Balance, Inc.	1,000	3,820
#*Smithfield Foods, Inc.	4,900	69,825
Spartan Stores, Inc.	400	5,744
*Spectrum Brands Holdings, Inc.	500	14,500
#SUPERVALU, Inc.	7,400	83,472
*Susser Holdings Corp.	300	3,603
#Sysco Corp.	3,400	105,298
#Tootsie Roll Industries, Inc.	318	8,023
#*TreeHouse Foods, Inc.	400	19,076
*United Natural Foods, Inc.	1,100	37,103
#Universal Corp.	300	13,305
#*USANA Health Sciences, Inc.	200	8,380
Walgreen Co.	5,900	168,445
Wal-Mart Stores, Inc.	21,704	1,111,028
WD-40 Co.	300	10,908
Weis Markets, Inc.	600	21,510
#*Whole Foods Market, Inc.	3,500	132,895
*Winn-Dixie Stores, Inc.	1,000	9,810

Total Consumer Staples		9,432,046

Energy — (7.9%)
#*Allis-Chalmers Energy, Inc.	2,300	6,003
#Alon USA Energy, Inc.	1,500	10,335
*Alpha Natural Resources, Inc.	1,100	42,163
#*American Oil & Gas, Inc.	800	5,856
Anadarko Petroleum Corp.	3,900	191,724
Apache Corp.	2,500	238,950
Arch Coal, Inc.	3,500	82,915
*Atlas Energy, Inc.	2,800	82,852
#*ATP Oil & Gas Corp.	1,000	10,560
*Atwood Oceanics, Inc.	1,700	46,240
Baker Hughes, Inc.	4,986	240,674
#*Basic Energy Services, Inc.	1,000	9,370
#Berry Petroleum Corp. Class A	1,600	47,712
*Bill Barrett Corp.	1,800	63,684
*Bolt Technology Corp.	200	1,892
*Boots & Coots, Inc.	600	1,788
#*BPZ Resources, Inc.	2,500	11,325
*Brigham Exploration Co.	1,700	29,342
#*Bristow Group, Inc.	1,100	36,773
*Bronco Drilling Co., Inc.	700	2,660
#Cabot Oil & Gas Corp.	2,000	60,940
*Cal Dive International, Inc.	3,800	22,496
*Callon Petroleum Co.	400	2,308
*Cameron International Corp.	2,174	86,069
CARBO Ceramics, Inc.	500	40,100
*Carrizo Oil & Gas, Inc.	600	11,766
#*Cheniere Energy, Inc.	1,200	3,432
#Chesapeake Energy Corp.	8,604	180,942
Chevron Corp.	20,988	1,599,495
*China Natural Gas, Inc.	400	3,072

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
Cimarex Energy Co.	2,058	$141,734
*Clayton Williams Energy, Inc.	300	13,353
#*Clean Energy Fuels Corp.	89	1,680
#*Complete Production Services, Inc.	2,100	40,425
*Comstock Resources, Inc.	1,129	28,575
*Concho Resources, Inc.	1,500	89,970
Consol Energy, Inc.	800	29,984
*Contango Oil & Gas Co.	500	21,920
*Continental Resources, Inc.	1,600	72,848
*CREDO Petroleum Corp.	200	1,532
#*Crosstex Energy, Inc.	1,100	8,514
#*CVR Energy, Inc.	500	4,050
*Dawson Geophysical Co.	300	6,993
#*Delta Petroleum Corp.	1,300	1,060
#*Denbury Resources, Inc.	7,769	123,061
Devon Energy Corp.	5,631	351,881
#Diamond Offshore Drilling, Inc.	1,400	83,286
*Double Eagle Petroleum Co.	400	1,700
*Dresser-Rand Group, Inc.	2,300	85,583
*Dril-Quip, Inc.	900	47,052
El Paso Corp.	6,113	75,312
*ENGlobal Corp.	600	1,338
EOG Resources, Inc.	3,200	312,000
*Evolution Petroleum Corp.	400	2,260
EXCO Resources, Inc.	1,900	27,569
#*Exterran Holdings, Inc.	2,100	56,007
Exxon Mobil Corp.	6,052	361,183
#*FMC Technologies, Inc.	1,400	88,592
*Forest Oil Corp.	2,307	65,957
Frontier Oil Corp.	600	7,374
#*FX Energy, Inc.	600	2,112
#General Maritime Corp.	1,370	7,658
#*Geokinetics, Inc.	400	1,764
*GeoMet, Inc.	348	351
*GeoResources, Inc.	509	7,548
*Global Industries, Ltd.	2,200	10,428
#*GMX Resources, Inc.	500	3,095
*Goodrich Petroleum Corp.	1,000	12,440
*Green Plains Renewable Energy, Inc.	400	3,704
Gulf Island Fabrication, Inc.	400	7,184
#*Gulfmark Offshore, Inc.	700	20,608
*Gulfport Energy Corp.	900	11,754
Halliburton Co.	8,600	256,968
#*Harvest Natural Resources, Inc.	1,100	9,130
*Helix Energy Solutions Group, Inc.	2,900	27,231
#Helmerich & Payne, Inc.	2,100	85,113
*Hercules Offshore, Inc.	3,100	7,874
Hess Corp.	2,756	147,694
#*HKN, Inc.	200	614
#Holly Corp.	700	18,711
#*Hornbeck Offshore Services, Inc.	900	15,147
#Houston American Energy Corp.	500	5,365
*International Coal Group, Inc.	1,400	6,300
#*ION Geophysical Corp.	3,400	14,926
#*James River Coal Co.	800	14,008
#*Key Energy Services, Inc.	2,700	26,082
*Kodiak Oil & Gas Corp.	1,200	4,020
Lufkin Industries, Inc.	1,000	41,110
*Magnum Hunter Resources Corp.	700	3,192
Marathon Oil Corp.	8,000	267,600
#*Mariner Energy, Inc.	3,100	74,059

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
Massey Energy Co.	1,400	$42,812
*Matrix Service Co.	900	8,721
*McMoran Exploration Co.	900	9,369
*Mitcham Industries, Inc.	200	1,470
Murphy Oil Corp.	1,601	87,655
*Nabors Industries, Ltd.	7,100	130,711
National-Oilwell, Inc.	3,092	121,083
*Natural Gas Services Group, Inc.	400	6,620
*Newfield Exploration Co.	2,100	112,266
*Newpark Resources, Inc.	2,200	17,578
Noble Energy, Inc.	1,500	100,590
#*Northern Oil & Gas, Inc.	700	10,276
Occidental Petroleum Corp.	4,500	350,685
*Oceaneering International, Inc.	1,700	84,116
#*Oil States International, Inc.	1,589	72,999
#Overseas Shipholding Group, Inc.	1,000	39,230
*OYO Geospace Corp.	200	10,704
#*Pacific Ethanol, Inc.	1,400	812
Panhandle Oil & Gas, Inc.	200	5,978
*Parker Drilling Co.	4,100	17,138
#*Patriot Coal Corp.	2,600	31,356
Patterson-UTI Energy, Inc.	4,700	77,221
Penn Virginia Corp.	950	18,050
*Petrohawk Energy Corp.	4,700	74,119
*Petroleum Development Corp.	700	20,398
#*PetroQuest Energy, Inc.	1,800	11,952
*PHI, Inc.	200	3,178
*Pioneer Drilling Co.	1,800	11,916
#Pioneer Natural Resources Co.	3,200	185,344
*Plains Exploration & Production Co.	3,100	69,905
*Pride International, Inc.	5,023	119,497
*QEP Resources, Inc.	5,000	172,100
*Quicksilver Resources, Inc.	3,200	40,288
*RAM Energy Resources, Inc.	900	1,710
#Range Resources Corp.	2,000	74,240
#*Rex Energy Corp.	1,000	10,600
*Rosetta Resources, Inc.	1,300	28,691
*Rowan Cos., Inc.	2,900	73,254
#RPC, Inc.	2,500	41,700
#*SandRidge Energy, Inc.	9,999	58,994
#Schlumberger, Ltd.	8,700	519,042
*SEACOR Holdings, Inc.	700	57,974
*Seahawk Drilling, Inc.	274	2,721
SM Energy Co.	1,900	78,698
Smith International, Inc.	5,701	236,477
Southern Union Co.	1,250	28,212
*Southwestern Energy Co.	2,500	91,125
#Spectra Energy Corp.	4,000	83,160
*Stone Energy Corp.	1,000	11,760
*SulphCo, Inc.	620	150
Sunoco, Inc.	914	32,602
*Superior Energy Services, Inc.	2,400	54,696
#*Superior Well Services, Inc.	900	16,713
*Swift Energy Corp.	1,300	33,709
*T-3 Energy Services, Inc.	400	10,144
Teekay Corp.	1,306	36,072
#Tesoro Petroleum Corp.	3,900	50,349
*Tetra Technologies, Inc.	2,100	21,882
*TGC Industries, Inc.	330	1,122
Tidewater, Inc.	1,401	57,413
*Toreador Resources Corp.	700	5,159

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
#*Trico Marine Services, Inc.	500	$390
*Tri-Valley Corp.	700	637
*Ultra Petroleum Corp.	900	38,133
*Union Drilling, Inc.	600	3,558
*Unit Corp.	1,900	77,710
#*Uranium Energy Corp.	800	2,216
#*USEC, Inc.	2,800	15,484
VAALCO Energy, Inc.	1,100	6,567
Valero Energy Corp.	2,200	37,378
#*Venoco, Inc.	900	16,938
#*Verenium Corp.	300	747
#W&T Offshore, Inc.	1,400	12,894
*Warren Resources, Inc.	2,000	6,280
#*Western Refining, Inc.	1,800	9,540
*Westmoreland Coal Co.	400	3,400
#*Whiting Petroleum Corp.	1,300	114,413
*Willbros Group, Inc.	800	7,320
Williams Cos., Inc. (The)	3,300	64,053
#World Fuel Services Corp.	1,600	41,680

Total Energy		10,683,865

Financials — (12.6%)
#1st Source Corp.	300	5,517
21st Century Holding Co.	200	764
Abington Bancorp, Inc.	500	4,770
*Affiliated Managers Group, Inc.	800	56,664
*Affirmative Insurance Holdings, Inc.	100	391
Aflac, Inc.	3,000	147,570
*Allegheny Corp.	204	61,245
Allied World Assurance Co. Holdings, Ltd.	1,200	59,784
Allstate Corp. (The)	5,000	141,200
Alterra Capital Holdings, Ltd.	1,400	27,090
*Altisource Portfolio Solutions SA	500	14,185
*Amcore Financial, Inc.	102	1
#*American Capital, Ltd.	2,664	13,826
#American Equity Investment Life Holding Co.	1,100	11,880
American Express Co.	6,700	299,088
American National Insurance Co.	600	46,968
#American Physicians Capital, Inc.	266	10,893
*American Safety Insurance Holdings, Ltd.	300	4,950
#*AmeriCredit Corp.	2,318	55,887
Ameriprise Financial, Inc.	1,100	46,629
*Ameris Bancorp	203	1,998
*AMERISAFE, Inc.	500	8,980
AmTrust Financial Services, Inc.	1,200	15,396
#AON Corp.	1,600	60,272
#*Arch Capital Group, Ltd.	1,000	78,260
Argo Group International Holdings, Ltd.	700	21,798
#Arrow Financial Corp.	206	5,195
Aspen Insurance Holdings, Ltd.	2,140	58,529
#*Asset Acceptance Capital Corp.	900	4,041
#Associated Banc-Corp.	3,903	53,042
Assurant, Inc.	1,400	52,206
Assured Guaranty, Ltd.	3,300	51,810
Asta Funding, Inc.	300	2,715
Astoria Financial Corp.	2,100	27,804
*Atlantic Coast Federal Corp.	200	422
*Avatar Holdings, Inc.	200	4,002
Axis Capital Holdings, Ltd.	2,400	74,808
#BancFirst Corp.	400	16,472
*Bancorp, Inc.	400	3,020

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#BancorpSouth, Inc.	2,000	$29,320
#*BancTrust Financial Group, Inc.	200	616
Bank Mutual Corp.	600	3,528
Bank of America Corp.	125,491	1,761,894
*Bank of Florida Corp.	200	14
#Bank of Hawaii Corp.	800	39,848
Bank of New York Mellon Corp. (The)	9,800	245,686
Bank of the Ozarks, Inc.	400	14,980
#*BankAtlantic Bancorp, Inc.	826	1,330
BankFinancial Corp.	500	4,440
Banner Corp.	400	940
BB&T Corp.	6,405	159,036
*Beneficial Mutual Bancorp, Inc.	1,400	14,126
#*Berkshire Hathaway, Inc.	500	39,060
Berkshire Hills Bancorp, Inc.	100	2,019
#BGC Partners, Inc. Class A	800	4,336
BlackRock, Inc.	700	110,243
BOK Financial Corp.	1,338	65,174
Boston Private Financial Holdings, Inc.	1,400	9,254
Brookline Bancorp, Inc.	1,300	12,584
Brown & Brown, Inc.	1,700	34,034
*Cadence Financial Corp.	200	316
Calamos Asset Management, Inc.	500	5,200
Camden National Corp.	200	6,250
Capital City Bank Group, Inc.	200	2,766
Capital One Financial Corp.	4,600	194,718
CapitalSource, Inc.	7,360	39,597
#*Capitol Bancorp, Ltd.	300	411
#Capitol Federal Financial	800	25,144
Cardinal Financial Corp.	600	6,132
*Cardtronics, Inc.	700	9,065
Cash America International, Inc.	700	23,450
#Cathay General Bancorp	1,500	17,640
*CB Richard Ellis Group, Inc.	3,000	51,000
#Center Bancorp, Inc.	336	2,466
*Center Financial Corp.	200	1,034
CenterState Banks of Florida, Inc.	500	4,410
#*Central Pacific Financial Corp.	200	332
Charles Schwab Corp. (The)	5,400	79,866
#Chemical Financial Corp.	500	11,225
Chubb Corp.	2,200	115,786
#Cincinnati Financial Corp.	1,828	50,361
*CIT Group, Inc.	660	23,998
*Citigroup, Inc.	262,003	1,074,212
#*Citizens, Inc.	1,000	6,680
#City Holding Co.	300	8,835
#City National Corp.	1,600	90,672
Clifton Savings Bancorp, Inc.	300	2,694
CME Group, Inc.	300	83,640
#*CNA Financial Corp.	4,800	134,688
*CNA Surety Corp.	1,100	18,975
#*CNO Financial Group, Inc.	6,200	33,294
#CoBiz Financial, Inc.	800	5,048
#Cohen & Steers, Inc.	800	17,840
Columbia Banking System, Inc.	600	10,968
Comerica, Inc.	3,500	134,260
Commerce Bancshares, Inc.	1,110	43,456
#Community Bank System, Inc.	700	17,325
Community Trust Bancorp, Inc.	100	2,748
*CompuCredit Holdings Corp.	499	2,530
Consolidated-Tokoma Land Co.	200	5,762

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*Cowen Group, Inc.	800	$3,328
#*Credit Acceptance Corp.	700	39,186
Cullen Frost Bankers, Inc.	1,200	66,252
#CVB Financial Corp.	2,400	24,432
#Danvers Bancorp, Inc.	400	6,560
#Delphi Financial Group, Inc. Class A	1,200	31,140
Dime Community Bancshares, Inc.	700	9,170
*Dollar Financial Corp.	500	9,805
Donegal Group, Inc. Class A	500	5,880
#*Doral Financial Corp.	1,100	2,706
Duff & Phelps Corp.	300	3,252
East West Bancorp, Inc.	2,700	42,093
Eastern Insurance Holdings, Inc.	200	2,296
Eaton Vance Corp.	400	11,984
*eHealth, Inc.	500	5,550
EMC Insurance Group, Inc.	300	6,708
Employers Holdings, Inc.	1,100	17,094
#*Encore Bancshares, Inc.	200	1,872
*Encore Capital Group, Inc.	600	13,200
Endurance Specialty Holdings, Ltd.	1,500	57,885
*Enstar Group, Ltd.	300	21,819
#Enterprise Financial Services Corp.	100	1,024
Erie Indemnity Co.	600	29,418
ESSA Bancorp, Inc.	400	5,088
Evercore Partners, Inc. Class A	200	4,696
Everest Re Group, Ltd.	1,100	85,382
*EzCorp, Inc.	900	17,910
#F.N.B. Corp.	2,400	20,568
#FBL Financial Group, Inc. Class A	800	18,152
#Federated Investors, Inc.	100	2,122
Fidelity National Financial, Inc.	4,800	70,896
Fifth Third Bancorp	5,500	69,905
Financial Institutions, Inc.	300	5,691
*First Acceptance Corp.	1,000	1,720
First Bancorp	200	3,338
First Busey Corp.	400	1,836
*First Cash Financial Services, Inc.	600	14,388
First Commonwealth Financial Corp.	800	4,240
First Community Bancshares, Inc.	400	5,884
First Defiance Financial Corp.	200	1,996
First Financial Bancorp	1,300	20,670
#First Financial Bankshares, Inc.	500	24,510
#First Financial Corp.	100	2,837
First Financial Holdings, Inc.	300	3,774
First Financial Northwest, Inc.	400	1,824
#*First Horizon National Corp.	1,951	22,378
First Merchants Corp.	300	2,604
First Mercury Financial Corp.	400	4,584
First Midwest Bancorp, Inc.	1,600	20,128
First Niagara Financial Group, Inc.	4,589	61,538
First Place Financial Corp.	400	1,452
First Security Group, Inc.	400	780
First South Bancorp, Inc.	200	2,368
FirstMerit Corp.	2,104	41,470
Flagstone Reinsurance Holdings SA	2,006	22,146
Flushing Financial Corp.	600	7,482
#*FNB United Corp.	100	50
#*Forest City Enterprises, Inc. Class A	4,808	61,062
Franklin Resources, Inc.	1,600	160,928
#Fulton Financial Corp.	4,000	36,440
Gallagher (Arthur J.) & Co.	2,000	50,840

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#GAMCO Investors, Inc.	100	$4,024
*Genworth Financial, Inc.	10,100	137,158
#German American Bancorp, Inc.	200	3,350
GFI Group, Inc.	2,300	13,547
Glacier Bancorp, Inc.	300	4,794
#*Gleacher & Co., Inc.	1,900	3,800
*Global Indemnity P.L.C.	450	6,849
Goldman Sachs Group, Inc. (The)	2,241	337,988
Great Southern Bancorp, Inc.	300	6,579
#*Greene Bancshares, Inc.	201	2,016
#Greenhill & Co., Inc.	300	20,415
*Greenlight Capital Re, Ltd.	700	18,053
*Guaranty Bancorp	600	666
*Hallmark Financial Services, Inc.	500	5,070
Hampden Bancorp, Inc.	100	996
#*Hampton Roads Bankshares, Inc.	201	221
Hancock Holding Co.	700	21,357
*Hanmi Financial Corp.	1,100	1,551
#Hanover Insurance Group, Inc.	1,300	56,979
Harleysville Group, Inc.	700	22,036
#*Harris & Harris Group, Inc.	600	2,442
Hartford Financial Services Group, Inc.	5,600	131,096
HCC Insurance Holdings, Inc.	2,600	67,912
Heartland Financial USA, Inc.	361	6,375
#*Heritage Commerce Corp.	200	718
#Heritage Financial Group	200	2,256
*HFF, Inc.	300	2,628
*Hilltop Holdings, Inc.	1,400	14,546
Home Bancshares, Inc.	668	16,052
Home Federal Bancorp, Inc.	290	3,784
Horace Mann Educators Corp.	900	15,138
Huntington Bancshares, Inc.	5,311	32,185
IBERIABANK Corp.	500	25,980
Independence Holding Co.	300	1,923
#Independent Bank Corp.	400	9,524
#*Interactive Brokers Group, Inc.	800	13,240
#*International Assets Holding Corp.	459	7,775
#International Bancshares Corp.	1,700	29,478
#Invesco, Ltd.	7,100	138,734
*Investment Technology Group, Inc.	900	14,139
#Janus Capital Group, Inc.	1,800	18,864
#Jefferies Group, Inc.	2,500	61,725
JMP Group, Inc.	400	2,820
Jones Lang LaSalle, Inc.	900	69,714
JPMorgan Chase & Co.	29,700	1,196,316
#*KBW, Inc.	600	13,710
Kearny Financial Corp.	1,000	9,390
KeyCorp	7,150	60,489
#*Knight Capital Group, Inc.	2,100	30,198
#Lakeland Bancorp, Inc.	500	4,485
Lakeland Financial Corp.	300	6,159
Legacy Bancorp, Inc.	200	1,639
Legg Mason, Inc.	2,700	78,003
#Life Partners Holdings, Inc.	250	4,338
Lincoln National Corp.	3,300	85,932
Loews Corp.	1,500	55,725
#M&T Bank Corp.	868	75,811
MainSource Financial Group, Inc.	200	1,508
*Markel Corp.	200	67,600
MarketAxess Holdings, Inc.	600	8,532
*Marlin Business Services Corp.	300	3,354

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Marsh & McLennan Cos., Inc.	3,400	$79,968
Marshall & Ilsley Corp.	3,900	27,417
*Maui Land & Pineapple Co., Inc.	400	1,584
#MB Financial, Inc.	1,200	20,808
#*MBIA, Inc.	2,600	22,568
#*MBT Financial Corp.	300	534
MCG Capital Corp.	1,500	8,685
Meadowbrook Insurance Group, Inc.	1,600	14,656
Medallion Financial Corp.	300	2,103
Mercer Insurance Group, Inc.	200	3,336
Mercury General Corp.	1,300	56,069
*Meridian Interstate Bancorp, Inc.	400	4,328
*MF Global Holdings, Ltd.	2,600	16,718
#*MGIC Investment Corp.	1,100	9,449
Montpelier Re Holdings, Ltd.	1,800	29,268
#Moody’s Corp.	900	21,195
Morgan Stanley	13,234	357,186
*MSCI, Inc.	1,326	42,790
*Nara Bancorp, Inc.	800	5,736
*NASDAQ OMX Group, Inc. (The)	2,500	48,675
#*National Financial Partners Corp.	700	7,511
National Interstate Corp.	500	11,155
#National Penn Bancshares, Inc.	2,700	17,982
*Navigators Group, Inc. (The)	400	17,052
NBT Bancorp, Inc.	700	15,456
Nelnet, Inc. Class A	1,100	22,176
#*Neostem, Inc.	200	382
New Westfield Financial, Inc.	700	5,747
#New York Community Bancorp, Inc.	2,800	48,328
NewAlliance Bancshares, Inc.	2,300	27,991
*NewBridge Bancorp	300	1,131
#*NewStar Financial, Inc.	1,100	7,986
Northeast Community Bancorp, Inc.	300	1,710
Northern Trust Corp.	1,900	89,281
#Northfield Bancorp, Inc.	1,000	12,890
Northwest Bancshares, Inc.	2,250	27,292
NYMAGIC, Inc.	200	5,100
OceanFirst Financial Corp.	200	2,532
#*Ocwen Financial Corp.	2,100	22,176
Old National Bancorp	2,000	21,040
#Old Republic International Corp.	3,200	40,032
#Old Second Bancorp, Inc.	300	417
OneBeacon Insurance Group, Ltd.	600	9,534
#*optionsXpress Holdings, Inc.	1,100	17,160
#Oriental Financial Group, Inc.	500	7,080
Oritani Financial Corp.	1,050	10,500
#*Pacific Capital Bancorp	600	606
Pacific Continental Corp.	400	3,656
#PacWest Bancorp	600	12,558
#Park National Corp.	300	20,124
PartnerRe, Ltd.	1,500	108,555
#*Penson Worldwide, Inc.	700	3,766
#Peoples Bancorp, Inc.	300	5,175
People’s United Financial, Inc.	5,933	82,113
#*PHH Corp.	1,400	27,874
*Phoenix Cos., Inc. (The)	2,600	6,240
*PICO Holdings, Inc.	400	12,536
#*Pinnacle Financial Partners, Inc.	500	5,045
*Piper Jaffray Cos., Inc.	400	12,476
Platinum Underwriters Holdings, Ltd.	1,300	50,804
*PMA Capital Corp.	700	4,697

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*PMI Group, Inc. (The)	1,900	$5,947
#PNC Financial Services Group, Inc.	4,300	255,377
*Popular, Inc.	4,000	11,480
#*Portfolio Recovery Associates, Inc.	400	27,872
*Primus Guaranty, Ltd.	500	2,180
#PrivateBancorp, Inc.	500	6,185
*ProAssurance Corp.	900	53,559
Progressive Corp.	3,800	74,632
Prosperity Bancshares, Inc.	1,100	37,268
#Provident Financial Services, Inc.	1,300	16,653
Provident New York Bancorp	1,000	9,280
#Prudential Financial, Inc.	4,000	229,160
QC Holdings, Inc.	300	1,233
Radian Group, Inc.	1,600	13,760
Raymond James Financial, Inc.	2,700	72,036
#Reinsurance Group of America, Inc.	1,192	57,192
RenaissanceRe Holdings, Ltd.	1,000	57,220
#Renasant Corp.	400	6,100
*Republic First Bancorp, Inc.	300	606
Resource America, Inc.	300	1,305
#*Riverview Bancorp, Inc.	100	200
#RLI Corp.	600	33,294
Rockville Financial, Inc.	400	5,068
*Rodman & Renshaw Capital Group, Inc.	700	2,086
#Roma Financial Corp.	600	6,846
Rome Bancorp, Inc.	200	1,830
#S&T Bancorp, Inc.	600	12,180
S.Y. Bancorp, Inc.	100	2,493
*Safeguard Scientifics, Inc.	400	5,068
Safety Insurance Group, Inc.	300	11,760
#Sanders Morris Harris Group, Inc.	800	4,400
Sandy Spring Bancorp, Inc.	400	6,776
SCBT Financial Corp.	300	9,669
SeaBright Holdings, Inc.	700	5,733
#*Seacoast Banking Corp. of Florida	92	125
SEI Investments Co.	1,500	28,770
#Selective Insurance Group, Inc.	1,100	17,116
*Signature Bank	800	30,752
Simmons First National Corp.	300	7,905
Smithtown Bancorp, Inc.	100	400
*Southern Community Financial Corp.	300	597
Southside Bancshares, Inc.	327	6,200
#Southwest Bancorp, Inc.	200	2,910
StanCorp Financial Group, Inc.	1,100	41,459
State Auto Financial Corp.	900	14,157
State Bancorp, Inc.	200	1,916
State Street Corp.	5,200	202,384
StellarOne Corp.	400	5,428
#Sterling Bancorp	500	4,880
#Sterling Bancshares, Inc.	900	4,671
#*Sterling Financial Corp.	400	260
#Stewart Information Services Corp.	300	2,997
#*Stifel Financial Corp.	611	28,314
#Student Loan Corp.	400	10,040
#Suffolk Bancorp	100	2,711
*Sun Bancorp, Inc.	210	1,121
#SunTrust Banks, Inc.	2,580	66,951
#Susquehanna Bancshares, Inc.	2,000	17,300
#*SVB Financial Group	1,000	43,190
SWS Group, Inc.	700	6,104
#Synovus Financial Corp.	1,900	4,978

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
T. Rowe Price Group, Inc.	1,200	$57,876
#TCF Financial Corp.	3,100	49,104
*TD Ameritrade Holding Corp.	2,939	46,260
*Tejon Ranch Co.	451	10,391
#*Teton Advisors, Inc.	1	9
#*Texas Capital Bancshares, Inc.	700	11,683
TFS Financial Corp.	2,400	29,904
#Thomas Properties Group, Inc.	500	1,825
#*TIB Financial Corp.	100	44
*TierOne Corp.	200	4
#Tompkins Financial Corp.	220	9,185
Torchmark Corp.	700	37,149
Tower Bancorp, Inc.	200	4,264
#Tower Group, Inc.	800	17,240
#TowneBank	300	4,620
*TradeStation Group, Inc.	900	5,751
#Transatlantic Holdings, Inc.	700	33,467
Travelers Cos., Inc. (The)	5,200	262,340
*Tree.com, Inc.	63	454
TriCo Bancshares	400	7,548
#Trustco Bank Corp.	1,800	10,476
#Trustmark Corp.	1,600	35,200
U.S. Bancorp	7,644	182,692
UMB Financial Corp.	1,200	45,144
#Umpqua Holdings Corp.	2,200	27,566
#United Bankshares, Inc.	300	7,659
*United Community Banks, Inc.	917	2,843
United Financial Bancorp, Inc.	400	5,956
United Fire & Casualty Co.	600	12,864
*United PanAm Financial Corp.	500	2,175
United Western Bancorp, Inc.	93	78
Unitrin, Inc.	1,700	47,243
Universal Insurance Holdings, Inc.	1,000	4,000
Univest Corp. of Pennsylvania	220	3,813
#Unum Group	6,800	155,176
Validus Holdings, Ltd.	3,259	80,954
Valley National Bancorp	3,732	54,151
*ViewPoint Financial Group	840	8,148
*Virginia Commerce Bancorp, Inc.	400	2,564
*Virtus Investment Partners, Inc.	105	2,709
Waddell & Reed Financial, Inc.	1,100	26,213
#Washington Banking Co.	400	5,764
Washington Federal, Inc.	2,700	46,980
Washington Trust Bancorp, Inc.	300	5,808
*Waterstone Financial, Inc.	700	2,793
#Webster Financial Corp.	1,800	33,552
Wells Fargo & Co.	55,375	1,535,549
WesBanco, Inc.	500	8,675
#*West Bancorporation, Inc.	300	2,007
#West Coast Bancorp	200	510
#Westamerica Bancorporation	300	16,128
#*Western Alliance Bancorp	1,400	10,178
White Mountains Insurance Group, Ltd.	200	62,810
Whitney Holding Corp.	700	5,684
#Wilmington Trust Corp.	1,200	12,168
Wilshire Bancorp, Inc.	600	4,518
#Wintrust Financial Corp.	500	15,560
*World Acceptance Corp.	400	16,572
WR Berkley Corp.	1,650	44,567
Yadkin Valley Financial Corp.	200	588
#Zions Bancorporation	1,595	35,393

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*ZipRealty, Inc.	700	$1,890

Total Financials		17,176,804

Health Care — (9.0%)
*Abaxis, Inc.	400	8,020
Abbott Laboratories	3,300	161,964
#*ABIOMED, Inc.	800	8,872
*Accelrys, Inc.	1,375	9,694
*Accuray, Inc.	900	5,922
*Acorda Therapeutics, Inc.	500	16,170
Aetna, Inc.	5,700	158,745
*Affymax, Inc.	200	1,286
*Affymetrix, Inc.	1,000	4,890
*Air Methods Corp.	300	9,525
*Albany Molecular Research, Inc.	100	650
*Alere, Inc.	1,400	39,382
*Alexion Pharmaceuticals, Inc.	600	32,616
#*Alexza Pharmaceuticals, Inc.	1,100	3,047
#*Align Technology, Inc.	800	13,880
*Alkermes, Inc.	1,900	24,510
Allergan, Inc.	2,800	170,968
#*Alliance HealthCare Services, Inc.	900	3,780
*Allied Healthcare International, Inc.	1,000	2,480
#*Allos Therapeutics, Inc.	600	2,892
#*Allscripts-Misys Healthcare Solutions, Inc.	3,200	53,408
*Almost Family, Inc.	200	5,256
#*Alnylam Pharmaceuticals, Inc.	250	3,838
*Alphatec Holdings, Inc.	1,200	5,076
#*AMAG Pharmaceuticals, Inc.	200	6,296
#*Amedisys, Inc.	600	15,762
America Services Group, Inc.	200	3,528
*American Dental Partners, Inc.	200	2,292
#*American Medical Systems Holdings, Inc.	1,600	35,776
#*AMERIGROUP Corp.	1,200	42,912
AmerisourceBergen Corp.	1,600	47,952
*Amgen, Inc.	4,138	225,645
*AMN Healthcare Services, Inc.	700	4,214
*Amsurg Corp.	707	12,952
#*Amylin Pharmaceuticals, Inc.	2,000	37,840
Analogic Corp.	300	13,641
*AngioDynamics, Inc.	400	6,164
*Anika Therapeutics, Inc.	100	586
*Animal Health International, Inc.	200	498
*Ardea Biosciences, Inc.	300	5,985
#*Arena Pharmaceuticals, Inc.	1,700	13,515
#*Ariad Pharmaceuticals, Inc.	2,600	8,320
#*Arqule, Inc.	300	1,281
*Array BioPharma, Inc.	500	1,585
#*ArthroCare Corp.	200	5,356
#*Assisted Living Concepts, Inc.	170	5,348
#*athenahealth, Inc.	400	11,108
*AtriCure, Inc.	100	633
*ATS Medical, Inc.	1,000	4,000
#*Auxilium Pharmaceuticals, Inc.	213	4,805
*AVANIR Pharmaceuticals, Inc.	63	202
Bard (C.R.), Inc.	700	54,971
Baxter International, Inc.	4,200	183,834
#Beckman Coulter, Inc.	1,100	50,413
#Becton Dickinson & Co.	1,700	116,960
*BioClinica, Inc.	200	810
#*BioCryst Pharmaceuticals, Inc.	600	3,582

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*Biogen Idec, Inc.	2,200	$122,936
#*BioMimetic Therapeutics, Inc.	420	3,877
*Bio-Rad Laboratories, Inc.	500	44,400
*Bio-Reference Labs, Inc.	400	8,388
*BioScrip, Inc.	600	2,550
*BMP Sunstone Corp.	800	5,280
*Boston Scientific Corp.	13,000	72,800
#*Bovie Medical Corp.	300	828
Bristol-Myers Squibb Co.	17,431	434,381
#*Brookdale Senior Living, Inc.	3,100	43,958
#*Bruker BioSciences Corp.	1,600	21,072
#*BSD Medical Corp.	100	105
#*Cadence Pharmaceuticals, Inc.	400	3,064
#*Caliper Life Sciences, Inc.	800	3,136
*Capital Senior Living Corp.	800	4,320
#*Caraco Pharmaceutical Laboratories, Ltd.	500	3,020
*Cardiac Science Corp.	500	890
Cardinal Health, Inc.	1,500	48,405
#*Cardium Therapeutics, Inc.	250	111
*CareFusion Corp.	4,100	86,387
*Catalyst Health Solutions, Inc.	900	31,122
*Celera Corp.	2,300	15,387
*Celgene Corp.	2,600	143,390
#*Celldex Therapeutics, Inc.	200	1,026
#*Centene Corp.	1,200	25,572
#*Cephalon, Inc.	1,000	56,750
#*Cepheid, Inc.	600	9,930
#*Cerner Corp.	600	46,470
#*Charles River Laboratories International, Inc.	1,600	49,728
#Chemed Corp.	100	5,292
Cigna Corp.	6,900	212,244
#*Clinical Data, Inc.	200	2,788
*Columbia Laboratories, Inc.	200	182
#*Community Health Systems, Inc.	2,119	68,719
Computer Programs & Systems, Inc.	200	8,994
#*Conceptus, Inc.	400	5,404
*Conmed Corp.	500	9,615
*Continucare Corp.	1,400	5,334
#Cooper Cos., Inc.	1,100	42,746
*Corvel Corp.	300	11,937
#*Covance, Inc.	800	31,008
*Coventry Health Care, Inc.	1,400	27,762
*Cross Country Healthcare, Inc.	700	6,216
*CryoLife, Inc.	900	4,824
#*Cubist Pharmaceuticals, Inc.	1,200	25,896
#*Curis, Inc.	900	1,548
*Cutera, Inc.	200	1,564
#*Cyberonics, Inc.	400	9,528
*Cynosure, Inc.	200	2,056
*Cypress Bioscience, Inc.	800	2,920
*Cytokinetics, Inc.	1,100	3,025
#*Cytori Therapeutics, Inc.	700	3,346
*DaVita, Inc.	1,300	74,516
*Dendreon Corp.	800	26,328
#DENTSPLY International, Inc.	1,200	36,024
*DepoMed, Inc.	700	2,002
*DexCom, Inc.	1,300	14,508
*Dionex Corp.	300	22,650
*Durect Corp.	700	1,708
*Dyax Corp.	1,500	3,600
*Eclipsys Corp.	1,200	23,652

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Edwards Lifesciences Corp.	1,200	$69,360
#Eli Lilly & Co.	6,800	242,080
*Emergency Medical Services Corp. Class A	600	26,844
*Emergent BioSolutions, Inc.	500	9,285
#*Emeritus Corp.	900	15,489
#*Endo Pharmaceuticals Holdings, Inc.	3,500	84,035
—*Endo Pharmaceuticals Solutions	300	330
Ensign Group, Inc.	400	7,200
*Enzo Biochem, Inc.	1,000	4,600
*Enzon Pharmaceuticals, Inc.	400	4,376
*eResearch Technology, Inc.	800	6,480
*Exactech, Inc.	300	4,734
#*Exelixis, Inc.	2,100	6,552
*Express Scripts, Inc.	1,600	72,288
*Five Star Quality Care, Inc.	400	1,460
*Forest Laboratories, Inc.	2,100	58,275
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	232
*Furiex Pharmaceuticals, Inc.	175	2,049
*Genomic Health, Inc.	200	2,578
*Genoptix, Inc.	400	6,912
#*Gen-Probe, Inc.	1,000	44,970
*Gentiva Health Services, Inc.	600	12,378
*Genzyme Corp.	1,600	111,296
#*Geron Corp.	1,800	10,134
*Gilead Sciences, Inc.	4,000	133,280
#*Greatbatch, Inc.	300	6,774
#*GTx, Inc.	400	1,356
*Haemonetics Corp.	400	22,100
#*Halozyme Therapeutics, Inc.	800	5,736
*Hanger Orthopedic Group, Inc.	700	12,005
#*Hansen Medical, Inc.	600	1,086
*Harvard Bioscience, Inc.	500	1,805
*Health Grades, Inc.	400	3,260
*Health Management Associates, Inc.	5,500	39,380
*Health Net, Inc.	2,700	63,585
#*HealthSouth Corp.	2,200	40,722
#*HealthSpring, Inc.	1,400	26,320
*HealthStream, Inc.	600	3,000
#*Healthways, Inc.	800	11,392
#*Hemispherx Biopharma, Inc.	900	472
*Henry Schein, Inc.	1,251	65,665
Hill-Rom Holdings, Inc.	1,000	33,040
#*Hi-Tech Pharmacal Co., Inc.	200	3,516
*HMS Holdings Corp.	300	16,896
#*Hologic, Inc.	4,769	67,434
*Hospira, Inc.	1,300	67,730
*Human Genome Sciences, Inc.	1,400	36,316
*Humana, Inc.	2,600	122,252
*ICU Medical, Inc.	200	7,442
*Idenix Pharmaceuticals, Inc.	600	3,066
#*Idera Pharmaceuticals, Inc.	200	732
#*IDEXX Laboratories, Inc.	800	46,992
*Illumina, Inc.	800	35,864
#*Immucor, Inc.	1,700	32,674
#*ImmunoGen, Inc.	700	6,601
#*Immunomedics, Inc.	800	2,584
*Impax Laboratories, Inc.	900	14,751
#*Incyte Corp.	2,500	32,550
*Infinity Pharmaceuticals, Inc.	418	2,449
*Inspire Pharmaceuticals, Inc.	1,600	8,080
*Insulet Corp.	362	5,354

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Integra LifeSciences Holdings Corp.	400	$14,452
*IntegraMed America, Inc.	300	2,457
#*InterMune, Inc.	600	5,856
#*Intuitive Surgical, Inc.	200	65,674
#Invacare Corp.	800	19,064
*InVentiv Health, Inc.	900	23,346
*IPC The Hospitalist Co.	300	7,725
*IRIS International, Inc.	400	3,728
#*Isis Pharmaceuticals, Inc.	900	8,901
*ISTA Pharmaceuticals, Inc.	1,000	2,780
#*Jazz Pharmaceuticals, Inc.	1,000	8,700
Johnson & Johnson	23,075	1,340,427
*Kendle International, Inc.	300	3,693
*Kensey Nash Corp.	100	2,350
*Kindred Healthcare, Inc.	797	10,600
*Kinetic Concepts, Inc.	1,600	56,816
#*K-V Pharmaceutical Co.	1,100	1,177
*Laboratory Corp. of America Holdings	400	29,192
Landauer, Inc.	200	12,554
*Lannet Co., Inc.	400	1,840
#*LCA-Vision, Inc.	500	2,595
*LeMaitre Vascular, Inc.	500	3,020
*Lexicon Pharmaceuticals, Inc.	400	604
#*LHC Group, Inc.	400	9,196
*Life Technologies Corp.	2,550	109,624
*LifePoint Hospitals, Inc.	1,500	46,365
*Lincare Holdings, Inc.	2,250	53,460
*Luminex Corp.	400	6,512
*Magellan Health Services, Inc.	900	37,881
*MAKO Surgical Corp.	300	3,291
#*Mannkind Corp.	1,000	6,910
#*MAP Pharmaceuticals, Inc.	200	2,680
#Masimo Corp.	400	9,232
*Matrixx Initiatives, Inc.	200	944
*Maxygen, Inc.	700	4,347
McKesson Corp.	1,400	87,948
#*MedAssets, Inc.	1,200	28,092
*MedCath Corp.	400	3,544
*Medco Health Solutions, Inc.	4,300	206,400
*Medical Action Industries, Inc.	300	4,110
#*Medicines Co. (The)	1,200	11,052
#Medicis Pharmaceutical Corp. Class A	1,400	35,490
*Medivation, Inc.	400	3,804
#*Mednax, Inc.	1,000	47,150
MedQuist, Inc.	600	5,184
*MEDTOX Scientific, Inc.	300	3,441
Medtronic, Inc.	8,468	313,062
Merck & Co., Inc.	21,396	737,306
*Merge Healthcare, Inc.	500	1,620
Meridian Bioscience, Inc.	300	5,763
#*Merit Medical Systems, Inc.	600	10,152
#*Metabolix, Inc.	300	4,236
#*Metropolitan Health Networks, Inc.	900	3,411
#*Mettler Toledo International, Inc.	600	70,080
#*Micromet, Inc.	400	2,740
*Micrus Endovascular Corp.	200	4,652
#*MiddleBrook Pharmaceuticals, Inc.	500	42
#*Molecular Insight Pharmaceuticals, Inc.	294	394
#*Molina Healthcare, Inc.	700	20,867
#*Momenta Pharmaceuticals, Inc.	300	6,402
*MWI Veterinary Supply, Inc.	300	15,798

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Myrexis, Inc.	200	$766
*Myriad Genetics, Inc.	800	11,608
*Nabi Biopharmaceuticals	1,400	8,008
*Nanosphere, Inc.	600	2,760
#National Healthcare Corp.	300	10,476
*Natus Medical, Inc.	600	8,808
#*Nektar Therapeutics	1,600	20,896
*Neurocrine Biosciences, Inc.	500	2,840
#*NeurogesX, Inc.	300	2,130
*Nighthawk Radiology Holdings, Inc.	500	1,480
*NovaMed, Inc.	200	1,650
#*Novavax, Inc.	700	1,561
#*NPS Pharmaceuticals, Inc.	800	5,536
#*NuVasive, Inc.	300	9,831
#*NxStage Medical, Inc.	1,100	17,369
*Obagi Medical Products, Inc.	500	5,810
#*Odyssey Healthcare, Inc.	800	21,408
#Omnicare, Inc.	2,800	68,964
*Omnicell, Inc.	600	7,392
*Onyx Pharmaceuticals, Inc.	1,200	31,200
*Opko Health, Inc.	1,300	3,237
#*Optimer Pharmaceuticals, Inc.	300	2,724
*OraSure Technologies, Inc.	1,200	5,688
#*Orexigen Therapeutics, Inc.	500	2,600
*Orthovita, Inc.	1,200	2,220
#*Osiris Therapeutics, Inc.	600	4,770
*Osteotech, Inc.	300	1,137
Owens & Minor, Inc.	1,500	40,785
#*Pain Therapeutics, Inc.	900	5,265
*Palomar Medical Technologies, Inc.	400	4,464
*Par Pharmaceutical Cos., Inc.	800	21,120
*Parexel International Corp.	1,200	24,636
Patterson Cos., Inc.	300	8,004
*PDI, Inc.	200	1,606
#PDL BioPharma, Inc.	2,500	15,550
PerkinElmer, Inc.	3,600	70,056
Perrigo Co.	1,000	56,010
Pfizer, Inc.	39,390	590,850
Pharmaceutical Products Development Service, Inc.	2,100	50,946
*Pharmasset, Inc.	300	8,103
*PharMerica Corp.	500	6,530
*Phase Forward, Inc.	900	15,120
#*Poniard Pharmaceuticals, Inc.	400	248
#*Pozen, Inc.	200	1,596
*Progenics Pharmaceuticals, Inc.	500	2,300
*Providence Service Corp.	300	4,320
#*PSS World Medical, Inc.	1,200	22,584
*Psychiatric Solutions, Inc.	1,400	46,396
#Quality Systems, Inc.	400	21,968
Quest Diagnostics, Inc.	1,100	51,689
#*Questcor Pharmaceuticals, Inc.	500	5,625
#*Quidel Corp.	600	7,440
*RadNet, Inc.	700	1,421
*Regeneration Technologies, Inc.	1,200	3,468
#*Regeneron Pharmaceuticals, Inc.	1,400	33,866
*RehabCare Group, Inc.	600	12,714
*Repligen Corp.	800	2,584
*Res-Care, Inc.	650	6,383
#*ResMed, Inc.	400	26,276
#*Rigel Pharmaceuticals, Inc.	700	5,670
*Rochester Medical Corp.	200	1,936

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Rockwell Medical Technologies, Inc.	300	$1,623
#*Salix Pharmaceuticals, Ltd.	900	38,169
#*Sangamo BioSciences, Inc.	600	2,262
*Santarus, Inc.	700	1,743
#*SciClone Pharmaceuticals, Inc.	600	2,070
#*Seattle Genetics, Inc.	900	10,962
#*Sequenom, Inc.	600	3,450
#*Sirona Dental Systems, Inc.	1,200	36,936
*Skilled Healthcare Group, Inc.	500	1,330
*Solta Medical, Inc.	500	870
—*Somanetics Corp.	300	7,500
*SonoSite, Inc.	300	8,775
*Spectranetics Corp.	600	3,096
*Spectrum Pharmaceuticals, Inc.	900	3,753
*St. Jude Medical, Inc.	900	33,093
#*Staar Surgical Co.	500	3,020
*Stereotaxis, Inc.	1,300	5,434
Steris Corp.	1,200	38,148
Stryker Corp.	1,500	69,855
*Sucampo Pharmaceuticals, Inc.	300	1,107
*Sun Healthcare Group, Inc.	1,200	9,936
#*Sunrise Senior Living, Inc.	1,000	2,990
*SuperGen, Inc.	1,500	3,030
#*SurModics, Inc.	200	2,624
*Symmetry Medical, Inc.	800	7,784
*Synovis Life Technologies, Inc.	200	3,256
*Synta Pharmaceuticals Corp.	700	2,247
#*Targacept, Inc.	205	4,434
#Techne Corp.	200	11,680
#Teleflex, Inc.	1,100	62,337
*Tenet Healthcare Corp.	5,800	26,680
*Theragenics Corp.	600	726
#*Theravance, Inc.	672	9,952
*Thermo Fisher Scientific, Inc.	2,100	94,206
#*Thoratec Corp.	1,200	44,136
*TomoTherapy, Inc.	1,100	3,663
*TranS1, Inc.	300	747
*Transcept Pharmaceuticals, Inc.	100	801
*Triple-S Management Corp.	700	13,916
*U.S. Physical Therapy, Inc.	200	3,638
*Unilife Corp.	500	2,985
#*United Therapeutics Corp.	800	39,112
UnitedHealth Group, Inc.	13,800	420,210
*Universal American Corp.	1,900	31,806
#Universal Health Services, Inc.	2,300	82,731
#*Vanda Pharmaceuticals, Inc.	200	1,452
#*Varian Medical Systems, Inc.	900	49,680
*Vascular Solutions, Inc.	200	2,408
#*VCA Antech, Inc.	1,900	39,596
*Vertex Pharmaceuticals, Inc.	1,000	33,660
*Vical, Inc.	900	2,979
#*Viropharma, Inc.	1,700	22,389
*Vital Images, Inc.	400	5,876
#*Vivus, Inc.	1,600	9,056
*Volcano Corp.	900	19,863
*Warner Chilcott P.L.C.	1,100	28,160
*Waters Corp.	600	38,496
*Watson Pharmaceuticals, Inc.	1,900	76,950
*WellCare Health Plans, Inc.	1,000	25,790
*WellPoint, Inc.	3,900	197,808
West Pharmaceutical Services, Inc.	400	14,536

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*Wright Medical Group, Inc.	800	$12,488
#*XenoPort, Inc.	100	614
Young Innovations, Inc.	200	5,340
*Zimmer Holdings, Inc.	1,300	68,887
*Zoll Medical Corp.	400	10,584
#*Zymogenetics, Inc.	1,510	6,176

Total Health Care		12,273,796

Industrials — (10.6%)
#*3D Systems Corp.	500	7,400
3M Co.	2,400	205,296
A.O. Smith Corp.	600	32,808
#AAON, Inc.	400	9,944
*AAR Corp.	700	11,760
ABM Industries, Inc.	1,500	32,550
*Acacia Technologies Group	600	8,034
*ACCO Brands Corp.	1,300	7,696
#Aceto Corp.	400	2,728
Actuant Corp.	900	18,558
Acuity Brands, Inc.	800	33,704
Administaff, Inc.	500	13,030
*Advisory Board Co. (The)	300	13,158
*Aecom Technology Corp.	3,900	94,146
#*Aerovironment, Inc.	400	9,564
#*AGCO Corp.	2,400	83,424
#*Air Transport Services Group, Inc.	1,000	5,310
Aircastle, Ltd.	2,100	19,194
*AirTran Holdings, Inc.	1,600	7,712
Alamo Group, Inc.	200	4,686
#*Alaska Air Group, Inc.	300	15,477
Albany International Corp.	600	11,010
#Allegiant Travel Co.	400	17,756
#*Alliant Techsystems, Inc.	900	60,444
*Altra Holdings, Inc.	600	8,700
*Amerco, Inc.	300	20,451
#*American Commercial Lines, Inc.	250	6,038
*American Railcar Industries, Inc.	400	5,460
*American Reprographics Co.	1,200	10,680
American Science & Engineering, Inc.	100	7,918
#*American Superconductor Corp.	700	21,105
#American Woodmark Corp.	400	6,612
Ameron International Corp.	300	18,432
Ametek, Inc.	600	26,562
Ampco-Pittsburgh Corp.	100	2,401
#*AMR Corp.	8,700	61,596
#*APAC Customer Services, Inc.	500	2,710
#Apogee Enterprises, Inc.	900	10,134
Applied Industrial Technologies, Inc.	1,000	28,000
Applied Signal Technologies, Inc.	200	4,152
*Argan, Inc.	200	1,666
*Argon ST, Inc.	500	17,235
#Arkansas Best Corp.	200	4,514
#*Armstrong World Industries, Inc.	1,200	43,872
#*ArvinMeritor, Inc.	1,300	21,333
#*Astec Industries, Inc.	500	15,675
*ATC Technology Corp.	400	9,592
*Atlas Air Worldwide Holdings, Inc.	500	29,240
Avery Dennison Corp.	1,700	60,945
#*Avis Budget Group, Inc.	1,500	18,510
#AZZ, Inc.	300	13,059
#Badger Meter, Inc.	100	3,916

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Baker (Michael) Corp.	200	$7,760
#Baldor Electric Co.	1,600	61,152
Barnes Group, Inc.	1,250	22,975
Barrett Business Services, Inc.	200	2,992
*BE Aerospace, Inc.	2,700	79,380
*Beacon Roofing Supply, Inc.	1,000	17,060
Belden, Inc.	900	21,501
*Blount International, Inc.	700	7,455
#*BlueLinx Holdings, Inc.	600	2,226
#Boeing Co. (The)	4,500	306,630
#Bowne & Co., Inc.	816	9,229
Brady Co. Class A	1,550	43,106
#Briggs & Stratton Corp.	1,800	34,146
Brink’s Co. (The)	600	13,140
#*Broadwind Energy, Inc.	1,700	5,066
*BTU International, Inc.	200	1,120
Bucyrus International, Inc.	1,500	93,330
*Builders FirstSource, Inc.	800	1,712
#C.H. Robinson Worldwide, Inc.	300	19,560
*CAI International, Inc.	400	5,228
Carlisle Cos., Inc.	1,800	60,624
Cascade Corp.	300	11,451
*Casella Waste Systems, Inc.	900	3,591
#Caterpillar, Inc.	5,100	355,725
#*CBIZ, Inc.	1,400	9,226
CDI Corp.	500	8,400
*CECO Environmental Corp.	600	3,570
*Celadon Group, Inc.	500	7,820
#*Cenveo, Inc.	1,000	6,160
*Ceradyne, Inc.	600	13,950
#*Chart Industries, Inc.	300	5,343
Chase Corp.	200	2,812
*Cintas Corp.	1,900	50,274
CIRCOR International, Inc.	300	9,384
CLAROC, Inc.	1,400	52,528
*Clean Harbors, Inc.	400	25,264
#*Coleman Cable, Inc.	200	1,096
#*Colfax Corp.	800	10,360
*Columbus McKinnon Corp.	500	7,865
Comfort Systems USA, Inc.	900	10,269
*Commercial Vehicle Group, Inc.	700	7,875
*Consolidated Graphics, Inc.	300	12,891
#*Continental Airlines, Inc.	1,700	42,534
#Con-way, Inc.	800	26,952
Cooper Industries P.L.C.	3,200	144,480
*Copart, Inc.	1,800	65,592
*Cornell Cos., Inc.	400	11,172
Corporate Executive Board Co.	400	11,268
*Corrections Corp. of America	3,400	66,538
#*CoStar Group, Inc.	400	17,532
Courier Corp.	400	6,372
*Covanta Holding Corp.	3,600	54,252
*CRA International, Inc.	400	7,688
Crane Co.	1,104	39,236
Cubic Corp.	600	24,312
Cummins, Inc.	3,800	302,518
Curtiss-Wright Corp.	300	9,087
Danaher Corp.	2,600	99,866
Deere & Co.	2,800	186,704
*Delta Air Lines, Inc.	2,500	29,700
Deluxe Corp.	500	10,290

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Diamond Management & Technology Consultants, Inc.	500	$5,425
*Dollar Thrifty Automotive Group, Inc.	500	24,935
#Donaldson Co., Inc.	2,000	94,940
Dover Corp.	2,600	124,722
Ducommun, Inc.	200	4,178
Dun & Bradstreet Corp. (The)	500	34,180
*DXP Enterprises, Inc.	200	4,106
*Dycom Industries, Inc.	1,000	9,050
*Dynamex, Inc.	200	2,692
Dynamic Materials Corp.	200	2,936
#*Eagle Bulk Shipping, Inc.	1,000	4,840
#Eaton Corp.	3,100	243,226
*EMCOR Group, Inc.	2,000	52,020
Emerson Electric Co.	5,400	267,516
Encore Wire Corp.	600	12,768
#*Ener1, Inc.	1,300	4,251
*Energy Conversion Devices, Inc.	800	3,872
#*Energy Recovery, Inc.	1,000	4,100
EnergySolutions, Inc.	2,300	11,569
*EnerSys	1,200	29,064
Ennis, Inc.	700	11,844
*EnPro Industries, Inc.	500	14,975
Equifax, Inc.	1,000	31,340
ESCO Technologies, Inc.	500	14,905
*Esterline Technologies Corp.	600	30,798
#*Evergreen Solar, Inc.	1,500	990
#Expeditors International of Washington, Inc.	700	29,848
*Exponent, Inc.	300	9,903
#Fastenal Co.	1,000	49,080
Federal Signal Corp.	700	4,172
FedEx Corp.	1,425	117,634
*Flanders Corp.	600	1,800
*Flow International Corp.	800	2,176
Flowserve Corp.	300	29,748
Fluor Corp.	1,999	96,532
#Forward Air Corp.	400	11,616
*Franklin Covey Co.	400	2,492
Franklin Electric Co., Inc.	500	15,375
#Freightcar America, Inc.	200	4,966
#*FTI Consulting, Inc.	700	24,745
*Fuel Tech, Inc.	500	3,255
*FuelCell Energy, Inc.	1,200	1,572
*Furmanite Corp.	400	1,728
G & K Services, Inc. Class A	500	11,635
Gardner Denver Machinery, Inc.	1,300	66,001
#GATX Corp.	600	16,956
#*Genco Shipping & Trading, Ltd.	400	6,680
*Gencor Industries, Inc.	300	2,295
#*GenCorp, Inc.	300	1,578
#*General Cable Corp.	1,700	45,118
General Dynamics Corp.	2,500	153,125
General Electric Co.	90,744	1,462,793
*Genesee & Wyoming, Inc.	700	28,616
*Genpact, Ltd.	400	6,028
#*GEO Group, Inc. (The)	1,200	25,896
*GeoEye, Inc.	300	10,356
#*Gibraltar Industries, Inc.	1,000	10,790
Goodrich Corp.	600	43,722
Gorman-Rupp Co. (The)	400	11,976
*GP Strategies Corp.	300	2,265
Graco, Inc.	700	22,099

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Graftech International, Ltd.	2,200	$34,496
Graham Corp.	200	3,226
#Granite Construction, Inc.	400	9,300
Great Lakes Dredge & Dock Corp.	1,700	9,520
*Greenbrier Cos., Inc.	500	6,530
*Griffon Corp.	1,490	20,204
*GT Solar International, Inc.	1,100	7,128
#*H&E Equipment Services, Inc.	800	6,960
Hardinge, Inc.	200	1,692
Harsco Corp.	1,400	32,424
#*Hawaiian Holdings, Inc.	800	4,800
#Healthcare Services Group, Inc.	800	17,872
Heartland Express, Inc.	1,700	27,234
#HEICO Corp.	250	9,882
HEICO Corp. Class A	500	14,440
#Heidrick & Struggles International, Inc.	400	8,040
#Herman Miller, Inc.	900	15,480
#*Hertz Global Holdings, Inc.	3,300	38,742
#*Hexcel Corp.	900	16,821
*Hill International, Inc.	1,100	5,060
HNI Corp.	1,100	28,424
#*Hoku Corp.	300	951
Honeywell International, Inc.	2,100	90,006
#Horizon Lines, Inc.	500	2,320
Houston Wire & Cable Co.	400	4,828
*Hub Group, Inc. Class A	500	16,075
Hubbell, Inc. Class B	1,100	51,909
*Hudson Highland Group, Inc.	800	3,560
*Hurco Cos., Inc.	200	3,372
*Huron Consulting Group, Inc.	300	6,159
*ICF International, Inc.	500	11,500
IDEX Corp.	2,400	77,208
*IESI-BFC, Ltd.	338	7,608
#*IHS, Inc.	600	37,986
#*II-VI, Inc.	600	20,568
Illinois Tool Works, Inc.	3,200	139,200
#Ingersoll-Rand P.L.C.	2,700	101,142
#*Innerworkings, Inc.	800	5,536
*Innovative Solutions & Support, Inc.	300	1,809
*Insituform Technologies, Inc.	1,000	22,900
Insteel Industries, Inc.	400	3,716
*Integrated Electrical Services, Inc.	200	730
#Interface, Inc. Class A	2,000	24,860
*Interline Brands, Inc.	800	14,472
International Shipholding Corp.	200	4,988
*Intersections, Inc.	200	988
#Iron Mountain, Inc.	2,400	56,808
ITT Industries, Inc.	3,100	146,072
J.B. Hunt Transport Services, Inc.	700	24,843
*Jacobs Engineering Group, Inc.	2,600	95,082
#*JetBlue Airways Corp.	7,100	45,653
John Bean Technologies Corp.	408	6,410
Joy Global, Inc.	500	29,685
Kaman Corp. Class A	200	4,568
*Kansas City Southern	1,400	51,380
Kaydon Corp.	900	34,191
KBR, Inc.	4,012	89,789
#*Kelly Services, Inc. Class A	800	11,840
Kennametal, Inc.	2,101	57,546
*Kforce, Inc.	900	12,159
Kimball International, Inc. Class B	900	5,616

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Kirby Corp.	1,883	$72,383
Knight Transportation, Inc.	1,800	37,656
Knoll, Inc.	700	9,821
#*Korn/Ferry International	1,200	16,860
*Kratos Defense & Security Solutions, Inc.	400	4,424
L-3 Communications Holdings, Inc.	1,400	102,256
*LaBarge, Inc.	400	5,012
*Ladish Co., Inc.	300	8,823
Landstar System, Inc.	400	16,216
*Layne Christensen Co.	500	12,605
*LECG Corp.	400	856
#Lennox International, Inc.	1,200	52,404
Lincoln Electric Holdings, Inc.	1,000	55,220
Lindsay Corp.	200	6,956
*LMI Aerospace, Inc.	200	3,444
Lockheed Martin Corp.	2,200	165,330
LSI Industries, Inc.	600	3,156
*Lydall, Inc.	500	3,575
*M&F Worldwide Corp.	400	11,272
*Magnetek, Inc.	500	535
#Manitowoc Co., Inc. (The)	3,000	31,080
Manpower, Inc.	1,781	85,452
*Marten Transport, Ltd.	200	4,544
#Masco Corp.	9,400	96,632
*MasTec, Inc.	600	6,372
*McDermott International, Inc.	1,200	28,212
McGrath Rentcorp	600	13,992
*Metalico, Inc.	800	3,352
Met-Pro Corp.	500	5,155
#*Microvision, Inc.	1,300	3,679
#*Middleby Corp.	300	17,253
Miller Industries, Inc.	400	5,348
#Mine Safety Appliances Co.	700	17,535
#*Mobile Mini, Inc.	1,000	17,140
*Moog, Inc.	900	32,229
MSC Industrial Direct Co., Inc. Class A	900	45,351
Mueller Industries, Inc.	700	17,304
Mueller Water Products, Inc.	3,600	13,680
Multi-Color Corp.	200	2,612
*MYR Group, Inc.	400	6,724
#NACCO Industries, Inc. Class A	100	8,904
*Navigant Consulting, Inc.	1,200	11,808
*Navistar International Corp.	1,100	56,881
*NCI Building Systems, Inc.	80	758
*NN, Inc.	200	1,178
#Nordson Corp.	800	50,440
Northrop Grumman Corp.	1,500	87,960
*Northwest Pipe Co.	100	1,817
#*Ocean Power Technologies, Inc.	200	1,104
#*Old Dominion Freight Line, Inc.	200	7,886
Omega Flex, Inc.	93	1,319
*On Assignment, Inc.	800	3,864
*Orbital Sciences Corp.	1,300	19,032
*Orion Energy Systems, Inc.	600	1,944
#*Orion Marine Group, Inc.	400	4,968
#*Oshkosh Corp.	1,100	37,818
#Otter Tail Corp.	800	16,440
*Owens Corning	2,900	91,292
*P.A.M. Transportation Services, Inc.	100	1,462
#Paccar, Inc.	1,900	87,058
#*Pacer International, Inc.	200	1,648

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Pall Corp.	900	$34,416
Parker Hannifin Corp.	2,400	149,088
*Park-Ohio Holdings Corp.	300	4,065
Pentair, Inc.	2,600	88,920
#*PGT, Inc.	625	1,625
*Pike Electric Corp.	700	6,573
*Pinnacle Airlines Corp.	200	1,110
#Pitney Bowes, Inc.	2,500	61,025
*PMFG, Inc.	300	5,553
Portec Rail Products, Inc.	200	2,322
*Powell Industries, Inc.	100	3,286
*Power-One, Inc.	2,000	24,860
*PowerSecure International, Inc.	500	5,235
*PRGX Global, Inc.	400	2,204
*Quality Distribution, Inc.	400	2,704
Quanex Building Products Corp.	400	7,036
*Quanta Services, Inc.	3,400	73,032
R. R. Donnelley & Sons Co.	4,500	75,915
#Raven Industries, Inc.	400	14,012
Raytheon Co.	3,400	157,318
*RBC Bearings, Inc.	300	9,201
Regal-Beloit Corp.	733	44,588
*Resources Connection, Inc.	1,100	14,289
Robbins & Myers, Inc.	800	18,976
#Robert Half International, Inc.	1,500	37,770
#Rockwell Automation, Inc.	2,200	119,130
#Rockwell Collins, Inc.	1,800	102,888
#Rollins, Inc.	1,100	24,024
#Roper Industries, Inc.	1,300	81,250
#*RSC Holdings, Inc.	1,800	14,076
*Rush Enterprises, Inc. Class A	600	8,964
Ryder System, Inc.	1,800	78,606
*Sauer-Danfoss, Inc.	1,100	16,390
Schawk, Inc.	600	8,898
#*School Specialty, Inc.	400	7,668
*SFN Group, Inc.	1,200	8,988
*Shaw Group, Inc.	2,300	73,692
#*Ship Finance International, Ltd.	300	5,718
#Simpson Manufacturing Co., Inc.	1,200	30,948
#SkyWest, Inc.	900	11,205
*SL Industries, Inc.	100	1,364
#Southwest Airlines Co.	15,500	186,775
*Spirit Aerosystems Holdings, Inc.	3,000	61,050
#SPX Corp.	1,240	73,854
*Standard Parking Corp.	200	3,412
#Standard Register Co.	600	1,992
Standex International Corp.	300	9,006
*Stanley, Inc.	300	11,205
#Steelcase, Inc. Class A	2,850	19,694
*Stericycle, Inc.	300	18,900
*Sterling Construction Co., Inc.	400	4,956
Sun Hydraulics, Inc.	400	10,316
#*SunPower Corp. Class A	200	2,486
*SunPower Corp. Class B	956	11,032
*SYKES Enterprises, Inc.	948	15,026
#TAL International Group, Inc.	800	21,552
*Taser International, Inc.	1,400	5,740
*Team, Inc.	400	5,680
*Tecumseh Products Co. Class A	400	5,176
*Teledyne Technologies, Inc.	600	24,618
Tennant Co.	400	15,008

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*Terex Corp.	3,200	$63,168
*Tetra Tech, Inc.	1,400	29,358
#Textainer Group Holdings, Ltd.	1,200	32,760
#Textron, Inc.	1,500	31,140
*Thomas & Betts Corp.	1,400	55,496
Timken Co.	3,000	100,860
#Titan International, Inc.	499	5,479
#*Titan Machinery, Inc.	400	5,708
Toro Co.	700	36,435
#Towers Watson & Co.	500	22,255
*Trailer Bridge, Inc.	100	326
TransDigm Group, Inc.	1,000	54,170
*TRC Cos., Inc.	500	1,575
#*Trex Co., Inc.	400	8,680
*Trimas Corp.	600	7,164
#Trinity Industries, Inc.	1,300	26,481
#Triumph Group, Inc.	400	30,360
*TrueBlue, Inc.	1,000	12,870
*Tutor Perini Corp.	1,100	21,208
Twin Disc, Inc.	200	2,584
Tyco International, Ltd.	604	23,121
#*UAL Corp.	2,400	56,976
#*Ultralife Corp.	200	920
UniFirst Corp.	300	13,188
United Parcel Service, Inc.	2,939	191,035
*United Rentals, Inc.	1,400	18,452
*United Stationers, Inc.	800	43,320
United Technologies Corp.	9,300	661,230
#Universal Forest Products, Inc.	500	15,485
*Universal Truckload Services, Inc.	200	3,038
#*UQM Technologies, Inc.	500	1,810
*URS Corp.	1,800	72,702
#*US Airways Group, Inc.	1,400	15,190
US Ecology, Inc.	200	2,958
*USA Truck, Inc.	200	3,278
#*USG Corp.	3,400	40,868
UTi Worldwide, Inc.	1,500	21,915
Valmont Industries, Inc.	501	35,596
Viad Corp.	300	5,970
#*Vicor Corp.	600	9,444
#*Vishay Precision Group, Inc.	335	4,238
*Volt Information Sciences, Inc.	500	4,465
VSE Corp.	200	7,102
W.W. Grainger, Inc.	200	22,402
#Wabtec Corp.	900	40,149
#*Waste Connections, Inc.	2,059	78,592
#Watsco, Inc. Class A	500	27,855
Watts Water Technologies, Inc.	600	19,320
*WCA Waste Corp.	110	469
#Werner Enterprises, Inc.	1,300	29,939
#*WESCO International, Inc.	1,100	39,523
#Woodward Governor Co.	1,400	42,336

Total Industrials		14,402,761

Information Technology — (12.5%)
#*3PAR, Inc.	700	7,070
Accenture, Ltd.	3,700	146,668
*ACI Worldwide, Inc.	600	11,640
*Acme Packet, Inc.	400	11,304
#*Acorn Energy, Inc.	200	1,022
*ActivIdentity Corp.	1,000	1,960

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Actuate Corp.	700	$3,332
*Acxiom Corp.	1,500	23,010
*ADC Telecommunications, Inc.	2,800	35,644
*Adobe Systems, Inc.	4,650	133,548
*ADPT Corp.	3,000	9,150
Adtran, Inc.	1,600	50,528
*Advanced Analogic Technologies, Inc.	500	1,595
#*Advanced Micro Devices, Inc.	15,900	119,091
#*Advent Software, Inc.	200	10,252
*Agilent Technologies, Inc.	3,400	94,962
#*Alliance Data Systems Corp.	400	22,992
Altera Corp.	1,600	44,352
*Amdocs, Ltd.	3,700	101,121
American Software, Inc. Class A	400	2,008
*Amkor Technology, Inc.	3,500	20,195
*Amtech Systems, Inc.	200	2,012
*Anadigics, Inc.	1,100	4,829
Analog Devices, Inc.	2,300	68,333
*Anaren, Inc.	200	3,164
*Anixter International, Inc.	1,000	48,320
#*Ansys, Inc.	400	17,980
*AOL, Inc.	2,022	42,300
*Apple, Inc.	4,681	1,204,187
Applied Materials, Inc.	11,500	135,700
#*Applied Micro Circuits Corp.	1,000	11,960
#*ArcSight, Inc.	400	10,004
*Ariba, Inc.	1,700	27,149
#*Arris Group, Inc.	2,200	20,504
*Art Technology Group, Inc.	2,200	7,920
#*Aruba Networks, Inc.	500	8,490
*AsiaInfo-Linkage, Inc.	500	10,200
*Atheros Communications, Inc.	858	22,686
*Atmel Corp.	8,542	44,675
*Autodesk, Inc.	3,007	88,827
Automatic Data Processing, Inc.	1,800	74,286
*Aviat Networks, Inc.	873	3,527
*Avid Technology, Inc.	950	12,284
*Avnet, Inc.	2,800	70,420
AVX Corp.	4,000	56,320
*Aware, Inc.	500	1,250
Bel Fuse, Inc. Class B	200	4,716
*Benchmark Electronics, Inc.	1,500	25,050
*BigBand Networks, Inc.	1,000	3,120
#Blackbaud, Inc.	500	11,845
#*Blackboard, Inc.	400	15,188
#*Blue Coat Systems, Inc.	400	8,760
*BMC Software, Inc.	900	32,022
*Bottomline Technologies, Inc.	500	7,085
*Brightpoint, Inc.	1,200	9,504
Broadcom Corp.	1,652	59,522
Broadridge Financial Solutions, Inc.	2,400	48,720
*Brocade Communications Systems, Inc.	5,500	27,225
CA, Inc.	2,700	52,812
*CACI International, Inc.	700	32,914
*Cadence Design Systems, Inc.	2,600	18,096
*CalAmp Corp.	700	1,603
*Callidus Software, Inc.	400	1,420
*Cascade Microtech, Inc.	300	1,371
*Checkpoint Systems, Inc.	1,000	19,970
#*China Information Security Technology, Inc.	600	3,510
*Ciber, Inc.	1,500	4,995

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Cisco Sytems, Inc.	44,430	$1,025,000
Cognex Corp.	600	11,190
*Cognizant Technology Solutions Corp.	600	32,736
#*Coherent, Inc.	600	22,212
*CommScope, Inc.	2,300	46,782
Communications Systems, Inc.	100	1,026
*CommVault Systems, Inc.	300	5,556
*Compellent Technologies, Inc.	300	4,023
Computer Sciences Corp.	1,131	51,268
*Computer Task Group, Inc.	100	800
*Compuware Corp.	5,280	43,190
*comScore, Inc.	600	11,886
*Comtech Telecommunications Corp.	300	6,471
#*Comverge, Inc.	500	4,430
#*Concur Technologies, Inc.	900	41,652
#*Constant Contact, Inc.	200	3,898
*Convergys Corp.	1,700	18,989
*CPI International, Inc.	300	4,221
*Cray, Inc.	500	3,330
*Cree, Inc.	1,300	92,092
#*CSG Systems International, Inc.	500	9,430
#*CTC Media, Inc.	200	3,606
#*Cymer, Inc.	400	13,312
*Cypress Semiconductor Corp.	4,600	48,760
Daktronics, Inc.	600	5,112
DDi Corp.	400	3,624
#*DealerTrack Holdings, Inc.	600	9,366
*Dell, Inc.	17,300	229,052
*Deltek, Inc.	600	4,500
#*DemandTec, Inc.	300	2,019
*DG FastChannel, Inc.	400	15,252
*Dice Holdings, Inc.	1,300	10,660
Diebold, Inc.	1,300	37,206
*Digi International, Inc.	700	5,817
*Digimarc Corp.	88	1,818
#*Digital River, Inc.	400	10,516
*DigitalGlobe, Inc.	300	8,178
#*Diodes, Inc.	1,200	21,216
*DivX, Inc.	600	4,566
*Dolby Laboratories, Inc.	200	12,694
DST Systems, Inc.	600	24,648
*DTS, Inc.	200	7,144
*Dynamics Research Corp.	300	2,916
#Earthlink, Inc.	2,100	18,543
*eBay, Inc.	6,500	135,915
#*Ebix, Inc.	600	9,966
#*Echelon Corp.	700	5,313
*EchoStar Corp.	900	17,190
*Electronics for Imaging, Inc.	500	5,325
*EMC Corp.	13,700	271,123
*EMS Technologies, Inc.	100	1,664
*Emulex Corp.	1,300	11,310
*Entegris, Inc.	3,000	13,830
*Entropic Communications, Inc.	1,300	10,179
*Epicor Software Corp.	1,300	10,062
*EPIQ Systems, Inc.	400	5,208
*ePlus, Inc.	200	3,582
*Equinix, Inc.	316	29,549
*Euronet Worldwide, Inc.	700	10,990
*ExlService Holdings, Inc.	500	9,315
*F5 Networks, Inc.	1,000	87,830

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
FactSet Research Systems, Inc.	304	$22,800
#Fair Isaac Corp.	900	21,465
*Fairchild Semiconductor Corp. Class A	3,100	28,148
*FalconStor Software, Inc.	800	2,456
*Faro Technologies, Inc.	400	8,228
#*FEI Co.	700	13,692
#Fidelity National Information Services, Inc.	2,230	63,934
#*Finisar Corp.	1,300	20,839
#*First Solar, Inc.	800	100,360
*Fiserv, Inc.	1,000	50,100
*FLIR Systems, Inc.	1,150	34,224
*Forrester Research, Inc.	500	16,140
*FSI International, Inc.	700	2,478
*Gartner Group, Inc.	1,000	25,170
*Gerber Scientific, Inc.	800	4,592
*Global Cash Access, Inc.	1,500	6,165
Global Payments, Inc.	200	7,546
*Globecomm Systems, Inc.	300	2,469
*Google, Inc.	1,000	484,850
*GSI Commerce, Inc.	600	13,512
*GSI Technology, Inc.	600	4,080
*Hackett Group, Inc.	800	2,512
Harris Corp.	1,100	48,983
Heartland Payment Systems, Inc.	500	7,890
*Hewitt Associates, Inc. Class A	300	14,730
Hewlett-Packard Co.	22,200	1,022,088
*Hughes Communications, Inc.	400	10,032
#*Hutchinson Technology, Inc.	1,000	3,800
#*Hypercom Corp.	500	2,165
*I.D. Systems, Inc.	300	828
*IAC/InterActiveCorp	2,100	52,500
#*ICx Technologies, Inc.	703	5,406
iGATE Corp.	900	15,975
*Ikanos Communications, Inc.	1,153	2,018
#*Imation Corp.	800	7,456
#*Infinera Corp.	1,400	12,670
*Informatica Corp.	600	18,078
*InfoSpace, Inc.	500	3,915
*Ingram Micro, Inc.	2,300	38,019
*Innodata Isogen, Inc.	400	1,176
*Integral Systems, Inc.	200	1,512
*Integrated Device Technology, Inc.	2,000	11,620
#*Integrated Silicon Solution, Inc.	900	7,740
Intel Corp.	34,100	702,460
*Interactive Intelligence, Inc.	100	1,618
#*InterDigital, Inc.	400	10,916
*Intermec, Inc.	1,600	16,800
*Internap Network Services Corp.	900	4,212
International Business Machines Corp.	10,750	1,380,300
*International Rectifier Corp.	1,700	33,201
#*Internet Brands, Inc.	900	9,882
*Internet Capital Group, Inc.	700	5,894
#Intersil Corp.	1,600	18,176
*Intevac, Inc.	300	3,300
*Intuit, Inc.	1,300	51,675
#*IPG Photonics Corp.	600	9,666
#*Itron, Inc.	1,200	78,084
*Ixia	1,000	10,980
*IXYS Corp.	800	7,064
#*j2 Global Communications, Inc.	900	21,177
Jabil Circuit, Inc.	1,900	27,569

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Jack Henry & Associates, Inc.	1,400	$35,560
*JDA Software Group, Inc.	651	15,298
*JDS Uniphase Corp.	4,700	50,995
#*Juniper Networks, Inc.	2,800	77,784
Keithley Instruments, Inc.	300	3,237
*Kenexa Corp.	400	4,812
#*Knot, Inc. (The)	750	6,172
*Kulicke & Soffa Industries, Inc.	1,400	9,408
*KVH Industries, Inc.	300	4,194
#*L-1 Identity Solutions, Inc.	2,100	17,136
*Lam Research Corp.	1,200	50,628
*LaserCard Corp.	400	1,600
*Lattice Semiconductor Corp.	2,200	12,232
*Lawson Software, Inc.	3,500	27,895
Lender Processing Services, Inc.	600	19,164
#*Lexmark International, Inc.	2,000	73,500
*Limelight Networks, Inc.	1,900	8,075
*Lionbridge Technologies, Inc.	700	3,444
*Liquidity Services, Inc.	500	6,790
#*Littlefuse, Inc.	600	21,366
*LoopNet, Inc.	600	6,864
#*Loral Space & Communications, Inc.	400	19,136
*LSI Corp.	6,950	28,008
#*LTX-Credence Corp.	1,800	5,040
#*Magma Design Automation, Inc.	1,000	3,240
*Manhattan Associates, Inc.	500	13,430
#*ManTech International Corp. Class A	300	11,895
Marchex, Inc.	700	3,262
#MasterCard, Inc. Class A	400	84,016
*Mattson Technology, Inc.	700	2,051
Maxim Integrated Products, Inc.	3,800	66,614
Maximus, Inc.	300	18,057
*Maxwell Technologies, Inc.	400	5,056
*McAfee, Inc.	1,350	44,685
*Measurement Specialties, Inc.	200	3,340
#*MEMC Electronic Materials, Inc.	2,500	23,900
*MEMSIC, Inc.	500	1,150
*Mentor Graphics Corp.	2,200	21,164
*Mercury Computer Systems, Inc.	600	7,920
Micrel, Inc.	800	7,776
#Microchip Technology, Inc.	1,050	31,972
#*Micron Technology, Inc.	15,424	112,287
#*MICROS Systems, Inc.	1,400	50,092
*Microsemi Corp.	800	12,768
Microsoft Corp.	59,752	1,542,199
#*MicroStrategy, Inc.	200	16,598
*Mindspeed Technologies, Inc.	500	3,535
*MKS Instruments, Inc.	744	15,966
*ModusLink Global Solutions, Inc.	1,100	7,216
Molex, Inc. Class A	1,600	27,040
#*MoneyGram International, Inc.	1,800	4,698
*Monotype Imaging Holdings, Inc.	800	6,656
*Motorola, Inc.	28,900	216,461
#*Move, Inc.	1,600	3,616
*Multi-Fineline Electronix, Inc.	400	10,136
#*Nanometrics, Inc.	386	3,524
#National Instruments Corp.	1,403	44,756
National Semiconductor Corp.	1,500	20,700
*NCI, Inc.	100	2,356
#*NetApp, Inc.	2,700	114,210
#*Netezza Corp.	1,100	17,050

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*NETGEAR, Inc.	400	$9,600
#*NetList, Inc.	400	1,208
#*NetScout Systems, Inc.	900	14,265
#*NetSuite, Inc.	283	4,200
*Network Engines, Inc.	1,000	1,950
*Network Equipment Technologies, Inc.	600	1,872
*NeuStar, Inc.	1,400	32,522
*Novatel Wireless, Inc.	400	2,680
*Novellus Systems, Inc.	1,000	26,710
#*Nuance Communications, Inc.	1,500	24,765
*Nvidia Corp.	3,800	34,922
*Occam Networks, Inc.	500	3,180
#*Oclaro, Inc.	140	1,726
#*OmniVision Technologies, Inc.	700	15,617
*ON Semiconductor Corp.	5,000	33,750
*Online Resources Corp.	500	2,050
#*OpenTable, Inc.	100	4,470
*Openwave Systems, Inc.	1,900	3,857
#*Oplink Communications, Inc.	600	9,666
OPNET Technologies, Inc.	400	6,096
*Opnext, Inc.	930	1,674
*Orbcomm, Inc.	1,100	2,057
#*OSI Systems, Inc.	300	8,337
*PAR Technology Corp.	300	1,794
#*Parametric Technology Corp.	2,600	46,644
*PC Connection, Inc.	500	3,455
*PC Mall, Inc.	200	846
*PC-Tel, Inc.	226	1,431
#Pegasystems, Inc.	300	9,228
*Perceptron, Inc.	200	942
*Perficient, Inc.	500	4,325
*Pericom Semiconductor Corp.	500	4,570
*Pervasive Software, Inc.	400	1,920
*Phoenix Technologies, Ltd.	300	927
#Plantronics, Inc.	1,200	35,964
*Plexus Corp.	800	23,360
*PMC - Sierra, Inc.	3,200	25,920
*Polycom, Inc.	2,400	71,232
#Power Integrations, Inc.	300	10,605
*Progress Software Corp.	600	17,940
*QLogic Corp.	2,200	35,024
QUALCOMM, Inc.	8,700	331,296
*Quantum Corp.	2,500	4,000
#*Quest Software, Inc.	1,800	36,288
#*Rackspace Hosting, Inc.	1,136	21,243
*Radiant Systems, Inc.	700	9,947
*RadiSys Corp.	600	5,922
*RealNetworks, Inc.	2,800	9,296
#*Red Hat, Inc.	600	19,290
#Renaissance Learning, Inc.	200	2,780
#*RF Micro Devices, Inc.	5,400	22,518
Richardson Electronics, Ltd.	500	4,775
#*RightNow Technologies, Inc.	200	3,164
*Rimage Corp.	100	1,688
*Riverbed Technology, Inc.	600	22,254
*Rofin-Sinar Technologies, Inc.	500	10,530
#*Rovi Corp.	1,600	71,200
*S1 Corp.	1,200	7,044
*Saba Software, Inc.	600	2,946
#*SAIC, Inc.	1,600	26,608
#*Salesforce.com, Inc.	500	49,475

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Sandisk Corp.	4,100	$179,170
#*Sanmina-SCI Corp.	1,500	18,855
Sapient Corp.	2,400	26,400
*SAVVIS, Inc.	475	8,374
*SeaChange International, Inc.	500	4,480
*Seagate Technology	5,800	72,790
*ShoreTel, Inc.	600	3,000
#*Silicon Graphics International Corp.	600	4,680
#*Silicon Laboratories, Inc.	1,026	41,091
#*Smart Modular Technologies (WWH), Inc.	900	4,869
*Smith Micro Software, Inc.	600	5,898
*SolarWinds, Inc.	500	6,910
Solera Holdings, Inc.	800	30,384
#*Sonic Solutions, Inc.	400	3,148
*Sourcefire, Inc.	400	8,536
*SRA International, Inc.	800	17,776
*SRS Labs, Inc.	400	3,720
*StarTek, Inc.	200	924
*STEC, Inc.	900	14,040
#*Stratasys, Inc.	200	4,542
*SuccessFactors, Inc.	1,200	24,372
#*Super Micro Computer, Inc.	700	10,108
*Support.com, Inc.	1,000	4,130
—*Sybase, Inc.	500	32,500
*Symantec Corp.	6,600	85,602
#*Synaptics, Inc.	300	9,390
*Synchronoss Technologies, Inc.	500	9,745
*Synopsys, Inc.	2,300	50,232
Syntel, Inc.	400	16,504
#*Take-Two Interactive Software, Inc.	1,500	15,375
#*Taleo Corp.	500	12,300
*Tech Data Corp.	1,100	43,516
Technitrol, Inc.	400	1,596
*TechTarget, Inc.	844	4,887
*TechTeam Global, Inc.	300	1,848
*TeleCommunication Systems, Inc.	700	2,513
*TeleTech Holdings, Inc.	1,100	15,290
Tellabs, Inc.	15,000	104,700
*Telular Corp.	100	315
*Teradata Corp.	1,200	38,160
#*Teradyne, Inc.	5,400	58,104
*Terremark Worldwide, Inc.	700	6,286
#Texas Instruments, Inc.	6,300	155,547
TheStreet.com, Inc.	700	2,142
*THQ, Inc.	1,500	6,840
#*TIBCO Software, Inc.	3,100	42,036
*Tier Technologies, Inc.	400	2,628
#*TiVo, Inc.	900	7,722
*TNS, Inc.	400	7,860
Total System Services, Inc.	200	2,982
*Transact Technologies, Inc.	300	2,112
*Trimble Navigation, Ltd.	1,600	45,392
*Triquint Semiconductor, Inc.	2,800	19,404
#*Tyler Technologies, Inc.	400	6,572
#*Ultimate Software Group, Inc.	300	9,678
*Ultratech, Inc.	500	9,035
*Unica Corp.	300	2,676
#*Unisys Corp.	1,400	37,814
United Online, Inc.	1,700	10,744
#*Universal Display Corp.	500	10,305
#*ValueClick, Inc.	1,400	15,330

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*VeriFone Systems, Inc.	1,400	$30,632
#*Viasat, Inc.	500	18,070
*Video Display Corp.	37	155
#*Virage Logic Corp.	500	5,975
#Virnetx Holding Corp.	700	4,305
*Virtusa Corp.	504	5,373
Visa, Inc.	1,700	124,695
#*Vishay Intertechnology, Inc.	4,700	39,903
*VistaPrint NV	699	23,102
*VMware, Inc. Class A	500	38,765
*Vocus, Inc.	400	6,516
*Web.com Group, Inc.	400	1,324
*WebMD Health Corp.	300	13,881
*Websense, Inc.	738	13,697
*Western Digital Corp.	3,000	79,170
#*Wright Express Corp.	700	24,493
Xerox Corp.	23,490	228,793
#Xilinx, Inc.	2,300	64,216
#*X-Rite, Inc.	1,700	6,290
*Yahoo!, Inc.	10,871	150,889
*Zebra Technologies Corp. Class A	1,200	32,928
#*Zix Corp.	600	1,368
*Zygo Corp.	300	2,484

Total Information Technology		17,050,810

Materials — (4.0%)
A. Schulman, Inc.	627	12,283
#*A.M. Castle & Co.	600	8,862
*AEP Industries, Inc.	100	2,890
Air Products & Chemicals, Inc.	1,500	108,870
Airgas, Inc.	600	39,174
AK Steel Holding Corp.	2,100	29,379
Albemarle Corp.	1,200	52,344
#Alcoa, Inc.	10,000	111,700
#Allegheny Technologies, Inc.	806	38,374
*Allied Nevada Gold Corp.	800	13,800
#AMCOL International Corp.	500	14,980
*American Pacific Corp.	200	950
AptarGroup, Inc.	1,100	47,377
*Arabian American Development Co.	500	1,240
Ashland, Inc.	1,965	99,920
Balchem Corp.	534	14,124
Ball Corp.	1,000	58,240
Bemis Co., Inc.	3,844	115,166
*Boise, Inc.	2,200	13,178
*Brush Engineered Materials, Inc.	400	9,540
*Buckeye Technologies, Inc.	1,500	17,025
Cabot Corp.	1,200	35,400
*Calgon Carbon Corp.	1,700	22,508
Carpenter Technology Corp.	700	24,465
Celanese Corp. Class A	1,100	30,899
#*Century Aluminum Co.	1,400	14,602
CF Industries Holdings, Inc.	419	34,019
*Clearwater Paper Corp.	200	12,326
Cliffs Natural Resources, Inc.	600	33,942
#*Coeur d’Alene Mines Corp.	1,200	18,276
*Commercial Metals Co.	1,400	20,146
Compass Minerals International, Inc.	300	21,207
*Crown Holdings, Inc.	1,300	36,179
Cytec Industries, Inc.	900	44,928
Deltic Timber Corp.	200	9,156

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
#Domtar Corp.	1,600	$93,600
Dow Chemical Co. (The)	8,600	235,038
E.I. du Pont de Nemours & Co.	7,100	288,757
Eagle Materials, Inc.	1,100	26,906
Eastman Chemical Co.	1,000	62,640
Ecolab, Inc.	2,000	97,820
*Ferro Corp.	900	9,603
#*Flotek Industries, Inc.	200	234
FMC Corp.	600	37,494
Freeport-McMoRan Copper & Gold, Inc. Class B	300	21,462
#*General Moly, Inc.	1,200	3,984
#*Georgia Gulf Corp.	300	4,605
*Globe Specialty Metals, Inc.	200	2,306
*Graphic Packaging Holding Co.	8,300	29,050
Greif, Inc. Class A	400	23,852
H.B. Fuller Co.	1,400	28,616
#Hawkins, Inc.	200	6,492
#Haynes International, Inc.	300	10,098
*Headwaters, Inc.	1,600	5,536
#*Hecla Mining Co.	3,700	18,278
*Horsehead Holding Corp.	1,000	7,660
Huntsman Corp.	6,900	72,243
Innophos Holdings, Inc.	200	5,862
*Innospec, Inc.	500	5,500
International Flavors & Fragrances, Inc.	300	13,614
International Paper Co.	8,700	210,540
#*Intrepid Potash, Inc.	1,500	36,300
Kaiser Aluminum Corp.	150	6,150
*KapStone Paper & Packaging Corp.	1,800	20,592
KMG Chemicals, Inc.	300	4,551
#*Kronos Worldwide, Inc.	600	13,986
*Landec Corp.	600	3,870
*Louisiana-Pacific Corp.	4,200	30,576
*LSB Industries, Inc.	300	4,347
Lubrizol Corp.	1,100	102,839
Martin Marietta Materials, Inc.	300	25,620
MeadWestavco Corp.	4,900	117,404
#*Mercer International, Inc.	400	2,148
Minerals Technologies, Inc.	400	20,868
#Monsanto Co.	2,100	121,464
Myers Industries, Inc.	800	6,328
Nalco Holding Co.	1,700	41,463
Neenah Paper, Inc.	600	10,764
NewMarket Corp.	200	21,438
Newmont Mining Corp.	2,123	118,676
NL Industries, Inc.	400	3,384
Nucor Corp.	1,700	66,538
Olin Corp.	2,200	44,660
Olympic Steel, Inc.	300	7,629
*OM Group, Inc.	700	18,900
*Omnova Solutions, Inc.	800	6,240
*Owens-Illinois, Inc.	1,300	35,945
P.H. Glatfelter Co.	900	10,287
Packaging Corp. of America	2,300	55,200
*Pactiv Corp.	2,400	73,008
*Penford Corp.	200	1,108
*PolyOne Corp.	900	9,279
PPG Industries, Inc.	1,300	90,311
#Praxair, Inc.	2,000	173,640
#Quaker Chemical Corp.	400	14,104
Reliance Steel & Aluminum Co.	2,100	82,488

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
#Rock-Tenn Co. Class A	1,000	$53,220
*Rockwood Holdings, Inc.	1,600	46,736
Royal Gold, Inc.	900	39,717
RPM International, Inc.	1,800	33,786
*RTI International Metals, Inc.	200	5,676
#Schnitzer Steel Industries, Inc. Class A	500	22,910
#Schweitzer-Maudoit International, Inc.	300	15,879
#Scotts Miracle-Gro Co. Class A (The)	800	38,600
Sealed Air Corp.	5,900	127,617
#*Senomyx, Inc.	500	2,230
Sensient Technologies Corp.	1,200	35,352
#Sigma-Aldrich Corp.	1,400	78,540
Silgan Holdings, Inc.	1,600	45,472
*Solitario Exploration & Royalty Corp.	1,000	1,910
*Solutia, Inc.	2,400	33,864
Sonoco Products Co.	1,500	49,050
Southern Copper Corp.	4,100	128,781
#*Spartech Corp.	1,000	10,460
Steel Dynamics, Inc.	3,100	44,392
#Stepan Co.	100	6,601
#*Stillwater Mining Co.	2,300	31,671
Synalloy Corp.	300	2,775
Temple-Inland, Inc.	4,100	82,246
#Texas Industries, Inc.	700	23,240
#*Titanium Metals Corp.	4,200	92,988
*U.S. Concrete, Inc.	500	58
*U.S. Gold Corp.	2,000	9,900
*United States Lime & Minerals, Inc.	200	8,544
#United States Steel Corp.	2,600	115,258
Valhi, Inc.	1,400	19,558
Valspar Corp.	3,800	119,358
Vulcan Materials Co.	1,200	54,288
*Wausau Paper Corp.	800	5,464
#Westlake Chemical Corp.	700	17,318
#Weyerhaeuser Co.	5,500	89,210
Worthington Industries, Inc.	2,700	38,691
#*WR Grace & Co.	600	15,402
Zep, Inc.	200	3,808
#*Zoltek Cos., Inc.	700	7,315

Total Materials		5,449,249

Telecommunication Services — (2.2%)
*AboveNet, Inc.	400	21,280
Alaska Communications Systems Group, Inc.	600	5,556
*American Tower Corp.	2,750	127,160
*Arbinet Corp.	125	1,001
AT&T, Inc.	59,511	1,543,715
Atlantic Tele-Network, Inc.	400	17,884
#*Cbeyond, Inc.	600	9,138
*Cincinnati Bell, Inc.	5,900	17,464
*Cogent Communications Group, Inc.	700	6,034
#Consolidated Communications Holdings, Inc.	300	5,238
*Crown Castle International Corp.	600	23,706
#Frontier Communications Corp.	10,860	82,970
*General Communications, Inc. Class A	1,400	11,872
#*Global Crossing, Ltd.	1,400	16,198
HickoryTech Corp.	380	2,915
*IDT Corp. Class B	400	7,408
#*Leap Wireless International, Inc.	1,800	21,402
#*MetroPCS Communications, Inc.	3,766	33,706
#*Neutral Tandem, Inc.	500	5,350

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
*NII Holdings, Inc.	2,100	$78,666
NTELOS Holdings Corp.	800	14,968
*PAETEC Holding Corp.	3,400	13,362
*Premiere Global Services, Inc.	1,800	11,268
#Qwest Communications International, Inc.	13,500	76,410
#*SBA Communications Corp.	1,300	47,034
Shenandoah Telecommunications Co.	500	9,740
*Sprint Nextel Corp.	37,650	172,060
*SureWest Communications	300	2,043
*Syniverse Holdings, Inc.	1,800	40,194
Telephone & Data Systems, Inc.	1,200	40,956
Telephone & Data Systems, Inc. Special Shares	1,200	36,012
*tw telecom, inc.	3,200	60,544
*United States Cellular Corp.	1,000	47,030
USA Mobility, Inc.	700	10,381
Verizon Communications, Inc.	12,750	370,515
*Vonage Holdings Corp.	2,100	5,145
Windstream Corp.	4,013	45,748

Total Telecommunication Services		3,042,073

Utilities — (3.1%)
*AES Corp.	11,791	121,565
AGL Resources, Inc.	1,600	60,800
Allegheny Energy, Inc.	700	15,960
ALLETE, Inc.	800	28,848
Alliant Energy Corp.	1,000	34,560
Ameren Corp.	1,050	26,639
#American Electric Power Co., Inc.	3,000	107,940
#American States Water Co.	400	14,112
*American Water Works Co., Inc.	1,400	29,932
#Aqua America, Inc.	3,150	61,394
Artesian Resources Corp.	200	3,660
Atmos Energy Corp.	2,000	58,000
Avista Corp.	1,400	29,288
Black Hills Corp.	800	25,536
#*Cadiz, Inc.	200	2,638
California Water Service Group	200	7,110
#*Calpine Corp.	12,900	174,150
CenterPoint Energy, Inc.	3,650	51,940
Central Vermont Public Service Corp.	200	4,248
#CH Energy Group, Inc.	100	4,180
Chesapeake Utilities Corp.	181	6,016
#Cleco Corp.	1,600	45,680
#CMS Energy Corp.	2,700	42,984
Connecticut Water Services, Inc.	200	4,640
#Consolidated Edison, Inc.	2,100	96,852
Constellation Energy Group, Inc.	1,700	53,720
#Dominion Resources, Inc.	3,300	138,567
DPL, Inc.	1,800	45,558
DTE Energy Co.	1,700	78,472
Duke Energy Corp.	2,496	42,682
*Dynegy, Inc.	3,500	12,425
Edison International, Inc.	1,700	56,355
*El Paso Electric Co.	900	19,350
#Empire District Electric Co.	800	15,720
Energen Corp.	744	33,063
Entergy Corp.	1,200	93,012
EQT Corp.	1,300	47,684
Exelon Corp.	2,800	117,124
#FirstEnergy Corp.	1,600	60,320
Great Plains Energy, Inc.	2,800	50,232

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Hawaiian Electric Industries, Inc.	1,400	$32,970
IDACORP, Inc.	1,400	49,308
Integrys Energy Group, Inc.	800	37,880
ITC Holdings Corp.	1,160	65,818
#Laclede Group, Inc.	500	17,470
MDU Resources Group, Inc.	1,800	35,550
#MGE Energy, Inc.	700	26,229
Middlesex Water Co.	200	3,310
National Fuel Gas Co.	300	14,415
New Jersey Resources Corp.	1,100	41,063
NextEra Energy, Inc.	3,800	198,740
#Nicor, Inc.	1,100	48,169
NiSource, Inc.	3,300	54,450
Northeast Utilities, Inc.	2,300	64,032
Northwest Natural Gas Co.	600	28,446
*NRG Energy, Inc.	3,957	89,745
#NSTAR	1,600	59,456
NV Energy, Inc.	3,000	38,100
OGE Energy Corp.	1,400	55,496
Oneok, Inc.	1,100	51,183
#Ormat Technologies, Inc.	1,400	38,948
Pennichuck Corp.	100	2,250
Pepco Holdings, Inc.	2,000	33,820
PG&E Corp.	700	31,080
#Piedmont Natural Gas Co.	1,400	37,268
Pinnacle West Capital Corp.	1,300	49,517
PNM Resources, Inc.	2,100	24,843
Portland General Electric Co.	2,400	45,840
Progress Energy, Inc.	1,200	50,532
Public Service Enterprise Group, Inc.	4,800	157,920
Questar Corp.	5,000	82,250
*RRI Energy, Inc.	8,600	33,970
#SCANA Corp.	914	35,015
Sempra Energy	1,400	69,650
SJW Corp.	500	12,445
#South Jersey Industries, Inc.	600	28,032
Southern Co.	3,904	137,928
Southwest Gas Corp.	1,100	35,387
Southwest Water Co.	300	3,255
#TECO Energy, Inc.	3,428	56,014
UGI Corp.	1,500	40,440
#UIL Holdings Corp.	400	10,900
Unisource Energy Corp.	1,200	38,736
Unitil Corp.	200	4,370
Westar Energy, Inc.	900	21,492
WGL Holdings, Inc.	1,600	57,728
#Wisconsin Energy Corp.	1,000	54,280
Xcel Energy, Inc.	3,700	81,363
York Water Co.	300	4,443

Total Utilities		4,214,502

TOTAL COMMON STOCKS		108,421,543

RIGHTS/WARRANTS — (0.0%)
*GeoMet, Inc. Rights 08/18/10	35	51
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	400	332
—*TIB Financial Corp. Rights 07/12/10	1,000	290

TOTAL RIGHTS/WARRANTS		673

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $565,000 FHLMC 5.50%, 09/15/33, valued at $619,381) to be repurchased at $610,010	$610	$610,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.9%)
§@DFA Short Term Investment Fund	26,864,719	$26,864,719
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $431,278 FHLMC 5.500%, 07/01/38, valued at $278,939) to be repurchased at $270,820	$271	270,815

TOTAL SECURITIES LENDING COLLATERAL		27,135,534

TOTAL INVESTMENTS — (100.0%) (Cost $130,820,153)##		$136,167,750

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,695,637	—	—	$14,695,637
Consumer Staples	9,432,046	—	—	9,432,046
Energy	10,683,865	—	—	10,683,865
Financials	17,176,804	—	—	17,176,804
Health Care	12,265,966	$7,830	—	12,273,796
Industrials	14,402,761	—	—	14,402,761
Information Technology	17,018,310	32,500	—	17,050,810
Materials	5,449,249	—	—	5,449,249
Telecommunication Services	3,042,073	—	—	3,042,073
Utilities	4,214,502	—	—	4,214,502
Rights/Warrants	51	622	—	673
Temporary Cash Investments	—	610,000	—	610,000
Securities Lending Collateral	—	27,135,534	—	27,135,534

TOTAL	$108,381,264	$27,786,486	—	$136,167,750

See accompanying Notes to Schedules of Investments.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (90.1%)
AUSTRALIA — (6.3%)
Adelaide Brighton, Ltd.	6,885	$19,730
AGL Energy, Ltd.	3,834	51,310
#Alesco Corp., Ltd.	1,171	2,763
Alumina, Ltd.	19,252	27,119
Amcor, Ltd.	23,143	137,624
AMP, Ltd.	14,059	67,548
Ansell, Ltd.	1,106	12,856
AP Eagers, Ltd.	376	4,320
APA Group, Ltd.	3,669	12,326
*Aquila Resources, Ltd.	778	5,230
*Arrow Energy, Ltd. (6267995)	5,580	23,626
*Arrow Energy, Ltd. (B64QQY1)	2,790	1,906
*Asciano Group, Ltd.	44,796	68,739
ASX, Ltd.	332	8,695
#*Atlas Iron, Ltd.	8,000	14,607
#*Austar United Communications, Ltd.	12,000	10,218
Austereo Group, Ltd.	3,383	5,102
Australia & New Zealand Banking Group, Ltd.	9,752	204,049
Australian Infrastructure Fund NL	14,370	23,452
Australian Pharmaceutical Industries, Ltd.	40,511	14,997
*Australian Worldwide Exploration, Ltd.	5,136	7,255
*AWB, Ltd.	10,783	9,664
*Bank of Queensland, Ltd.	6,390	60,035
Beach Petroleum, Ltd.	14,092	8,557
Bendigo Bank, Ltd.	3,487	25,883
BHP Billiton, Ltd.	650	23,595
BHP Billiton, Ltd. Sponsored ADR	6,500	469,495
*BlueScope Steel, Ltd.	28,774	61,916
*Boart Longyear Group NL	1,272	3,526
#Boral, Ltd.	17,027	65,404
Bradken, Ltd.	1,159	8,075
Brambles, Ltd.	6,693	32,746
Brickworks, Ltd.	3,268	34,903
Cabcharge Australia, Ltd.	4,103	16,711
#Caltex Australia, Ltd.	834	7,749
Campbell Brothers, Ltd.	539	15,034
Cape Lambert Iron Ore, Ltd.	50,049	16,277
Cardno, Ltd. (B00T062)	4,148	14,756
*Cardno, Ltd. (B3WYNR8)	691	2,438
*Catalpa Resources, Ltd.	12,183	16,757
*Centamin Egypt, Ltd.	8,932	21,039
Centennial Coal Co., Ltd.	4,405	23,907
Challenger Financial Services Group, Ltd.	8,000	25,516
Clough, Ltd.	24,174	18,304
*Coal of Africa, Ltd.	2,428	4,019
Coca-Cola Amatil, Ltd.	2,860	29,687
Cochlear, Ltd.	632	40,406
Commonwealth Bank of Australia NL	7,950	379,278
Computershare, Ltd.	1,340	12,280
ConnectEast Group, Ltd.	42,923	15,541
*Cooper Energy, Ltd.	14,556	5,321
#Crane Group, Ltd.	1,711	12,978
Crown, Ltd.	5,061	36,528
CSL, Ltd.	1,110	33,279
CSR, Ltd.	18,292	28,528
David Jones, Ltd.	17,592	76,587
Downer EDI, Ltd.	8,836	39,775
DUET Group, Ltd.	9,081	13,445

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
*DuluxGroup, Ltd.	1,823	$4,090
Emeco Holdings, Ltd.	35,776	21,868
#*Extract Resources, Ltd.	4,606	27,917
#Fairfax Media, Ltd.	26,739	35,696
FKP Property Group, Ltd.	38,528	24,463
Fleetwood Corp., Ltd.	2,544	22,273
Flight Centre, Ltd.	572	9,614
*Fortescue Metals Group, Ltd.	2,335	9,095
Foster’s Group, Ltd.	12,095	63,153
Goodman Fielder, Ltd.	40,900	49,380
#Graincorp, Ltd. Series A	7,936	40,470
#Gunns, Ltd.	26,718	16,645
#GWA International, Ltd.	8,700	23,822
Hastie Group, Ltd.	17,874	24,748
Healthscope, Ltd.	9,276	50,211
*Highlands Pacific, Ltd.	35,495	7,886
Hills Industries, Ltd.	5,399	10,791
*Iluka Resources, Ltd.	2,389	11,913
Incitec Pivot, Ltd.	18,319	54,025
#Infigen Energy, Ltd.	28,218	19,922
Insurance Australia Group, Ltd.	19,431	60,140
Invocare, Ltd.	3,621	19,913
Ioof Holdings, Ltd.	6,065	35,766
#iSOFT Group, Ltd.	30,000	3,940
JB Hi-Fi, Ltd.	845	14,645
*Kagara, Ltd.	4,074	2,399
*Karoon Gas Australia, Ltd.	2,678	16,768
Leighton Holdings, Ltd.	408	10,904
Lend Lease Group NL	12,479	82,342
Lihir Gold, Ltd.	14,904	55,385
Macarthur Coal, Ltd.	1,093	12,421
Macquarie Group, Ltd.	2,881	97,263
#MAP Group, Ltd.	22,151	59,438
McPherson’s, Ltd.	4,771	11,496
*Mermaid Marine Australia, Ltd.	2,492	6,100
Metcash, Ltd.	14,734	59,323
*Minara Resources, Ltd.	1,630	1,210
#*Mirabela Nickel, Ltd.	10,780	20,809
Monadelphous Group, Ltd.	2,341	28,739
*Mount Gibson Iron, Ltd.	5,247	7,918
*Murchison Metals, Ltd.	3,368	5,600
National Australia Bank, Ltd.	12,849	293,093
*Navitas, Ltd.	8,561	33,653
#*Neptune Marine Services, Ltd.	46,298	11,536
New Hope Corp., Ltd.	4,695	20,010
#Newcrest Mining, Ltd.	1,336	39,707
NIB Holdings, Ltd.	20,748	23,818
Nufarm, Ltd.	3,884	13,455
Oil Search, Ltd.	10,501	55,550
OneSteel, Ltd.	21,138	57,318
Orica, Ltd.	1,823	41,558
Origin Energy, Ltd.	6,917	96,703
*OZ Minerals, Ltd.	88,649	99,121
*Pacific Brands, Ltd.	11,725	9,600
*PanAust, Ltd.	13,720	7,096
Panoramic Resources, Ltd.	2,242	4,999
*Paperlinx, Ltd.	54,966	29,778
Perpetual Trustees Australia, Ltd.	226	5,945
#Platinum Asset Mangement, Ltd.	7,171	34,229
Premier Investments, Ltd.	5,059	29,182
#Primary Health Care, Ltd.	6,755	22,040

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Prime Media Group, Ltd.	500	$337
*Qantas Airways, Ltd.	7,636	17,114
#QBE Insurance Group, Ltd.	1,882	28,445
Ramsay Health Care, Ltd.	3,891	49,669
Retail Food Group, Ltd.	3,824	9,156
*RHG, Ltd.	7,163	4,344
Rio Tinto, Ltd.	3,678	236,069
*Riversdale Mining, Ltd. (6932657)	1,288	11,938
*Riversdale Mining, Ltd. (B41J4X4)	231	2,138
Santos, Ltd.	6,071	73,212
Seek, Ltd.	7,288	49,943
*Seven Group Holdings, Ltd.	1,067	5,917
Sigma Pharmaceuticals, Ltd.	12,951	5,089
*Silex System, Ltd.	1,574	6,582
Sims Metal Management, Ltd.	2,315	37,277
*Sims Metal Management, Ltd. Sponsored ADR	719	11,518
*Sonic Healthcare, Ltd.	4,890	45,649
SP Ausnet, Ltd.	55,024	39,738
Spark Infrastructure Group, Ltd.	21,748	24,197
Spotless Group, Ltd.	14,263	26,449
*St. Barbara, Ltd.	90,317	24,649
Straits Resources, Ltd.	4,268	5,494
#STW Communications Group, Ltd.	33,925	28,979
Tassal Group, Ltd.	9,649	12,416
Telstra Corp., Ltd.	18,156	52,915
*Ten Network Holdings, Ltd.	5,327	8,046
*Toll Holdings, Ltd.	3,336	17,966
Tower Australia Group, Ltd.	3,754	7,446
Transfield Services, Ltd.	13,204	38,487
Transurban Group, Ltd.	2,234	9,039
UGL, Ltd.	1,415	18,062
*Virgin Blue Holdings, Ltd.	23,199	6,524
Washington H. Soul Pattinson & Co., Ltd.	4,788	56,407
Wesfarmers, Ltd.	7,651	215,539
West Australian Newspapers Holdings, Ltd.	1,209	7,585
Westpac Banking Corp.	3,348	72,805
Westpac Banking Corp. Sponsored ADR	2,200	238,128
WHK Group, Ltd.	11,744	10,301
Woodside Petroleum, Ltd.	2,626	99,138
Woolworths, Ltd.	4,294	100,214

TOTAL AUSTRALIA		6,217,224

AUSTRIA — (0.3%)
Andritz AG	195	12,214
BWIN Interactive Entertainment AG	192	10,671
Erste Group Bank AG	663	26,535
EVN AG	325	5,540
*Intercell AG	265	5,457
Mayr-Melnhof Karton AG	100	10,264
#Oesterreichischen Post AG	700	18,707
OMV AG	1,381	46,175
Schoeller-Bleckmann Oilfield Equipment AG	196	9,496
Strabag SE	1,331	30,576
Telekom Austria AG	1,834	23,591
#Uniqa Versicherungen AG	385	6,990
Verbund AG	256	9,082
Vienna Insurance Group AG	289	13,705
Voestalpine AG	845	27,014
*Wienerberger AG	1,936	26,839
*Zumtobel AG	366	6,932

TOTAL AUSTRIA		289,788

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

BELGIUM — (1.0%)
Ackermans & van Haaren NV	653	$44,685
*Agfa-Gevaert NV	5,451	32,986
Anheuser-Busch InBev NV	1,681	89,048
Anheuser-Busch InBev NV Sponsored ADR	1,800	95,508
Banque Nationale de Belgique SA	8	38,264
Bekaert SA	20	4,353
Belgacom SA	833	29,892
#Colruyt SA	39	9,607
Compagnie d’Entreprises	624	31,370
*Deceuninck NV	4,912	11,625
Delhaize Group SA Sponsored ADR	700	52,101
#*Dexia SA	5,726	28,004
D’Ieteren SA	30	14,471
Elia System Operator SA NV	896	30,859
Euronav SA	274	5,267
EVS Broadcast Equipment SA	396	19,610
*Galapagos NV	2,035	29,167
*KBC Groep NV	2,524	111,093
Kinepolis Group NV	285	15,377
Mobistar SA	202	11,647
#Nyrstar NV	5,350	62,080
Omega Pharma SA	168	7,183
Recticel SA	1,539	15,167
#Sioen Industries NV	344	1,906
#Solvay SA	451	44,130
#*Telenet Group Holding NV	466	13,349
#Tessenderlo Chemie NV	1,301	38,622
#*ThromboGenics NV	1,084	21,424
Umicore SA	1,744	58,815

TOTAL BELGIUM		967,610

CANADA — (8.8%)
*Advantage Oil & Gas, Ltd.	4,130	26,072
AGF Management, Ltd. Class B	854	12,402
Agrium, Inc.	600	37,761
Alamos Gold, Inc.	2,800	42,134
*Altius Minerals Corp.	3,500	34,317
*Antrim Energy, Inc.	24,000	22,645
Astral Media, Inc. Class A	500	17,713
ATCO, Ltd.	500	24,590
*Atlantic Power Corp.	2,100	27,352
*Atrium Innovations, Inc.	1,900	30,569
*ATS Automation Tooling System, Inc.	3,050	19,848
#*Ballard Power Systems, Inc.	10,800	18,594
#Bank of Montreal	1,950	119,252
Bank of Nova Scotia	3,310	166,104
*Bankers Petroleum, Ltd.	1,500	10,958
#Barrick Gold Corp.	3,700	152,096
#BCE, Inc.	4,327	132,371
Biovail Corp.	800	17,470
#*Birchcliff Energy, Ltd.	1,100	10,700
Bombardier, Inc. Class B	9,300	42,156
CAE, Inc.	908	8,656
Cameco Corp.	1,900	48,385
Canada Bread Co., Ltd.	200	9,338
Canadian Imperial Bank of Commerce	2,332	160,147
Canadian National Railway Co.	700	44,034
Canadian National Resources, Ltd.	4,600	158,397
Canadian Pacific Railway, Ltd.	800	47,772
#Canadian Tire Corp. Class A	600	33,372
Canadian Western Bank	500	12,631

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Canam Group, Inc.	3,700	$26,273
*Canfor Corp.	1,300	10,230
Cascades, Inc.	2,800	18,875
CCL Industries, Inc. Class B	400	11,459
*Celestica, Inc.	1,800	16,003
*Celtic Exploration, Ltd.	1,200	14,696
#Cenovus Energy, Inc.	4,841	136,323
*CGI Group, Inc.	4,800	68,635
#CI Financial Corp.	2,000	37,819
Cogeco Cable, Inc.	300	10,155
*Compton Petroleum Corp.	900	464
*Connacher Oil & Gas, Ltd.	3,200	4,638
*Consolidated Thompson Iron Mines, Ltd.	5,500	44,083
Corus Entertainment, Inc. Class B	700	13,216
#Crescent Point Energy Corp.	1,231	45,370
*Crew Energy, Inc.	2,300	36,915
#*Denison Mines Corp.	1,700	2,596
*Descartes Systems Group, Inc. (The)	4,200	24,758
#*Detour Gold Corp.	1,400	32,629
Dorel Industries, Inc. Class B	400	13,529
DundeeWealth, Inc.	1,460	19,669
*Eastern Platinum, Ltd.	24,600	24,886
#Eldorado Gold Corp.	1,283	20,842
#Emera, Inc.	500	12,874
Empire Co., Ltd. Class A	300	16,342
Enbridge, Inc.	2,928	142,519
Encana Corp.	4,956	151,517
Ensign Energy Services, Inc.	3,200	39,438
#*Equinox Minerals, Ltd.	17,303	78,432
Equitable Group, Inc.	1,300	25,733
*Euro Goldfields, Ltd.	1,700	11,889
*Fairborne Energy, Ltd.	900	4,526
Fairfax Financial Holdings, Ltd.	160	63,732
Finning International, Inc.	2,600	50,025
#First Quantum Minerals, Ltd.	600	37,597
*Flint Energy Services, Ltd.	2,500	31,832
Fortis, Inc.	1,350	38,410
#Franco-Nevada Corp.	1,740	53,027
*Fronteer Gold, Inc.	1,300	7,840
#*Galleon Energy, Inc. Class A	1,400	5,216
George Weston, Ltd.	900	68,731
*Gerdau Ameristeel Corp.	1,400	15,375
*Gildan Activewear, Inc.	675	20,768
*Golden Star Resources, Ltd.	2,800	11,439
#*Grande Cache Coal Corp.	6,500	35,344
#*Great Canadian Gaming Corp.	4,400	27,606
Groupe Aeroplan, Inc.	4,823	46,304
*Hanfeng Evergreen, Inc.	2,300	14,766
*Harry Winston Diamond Corp.	1,359	16,841
Home Capital Group, Inc.	300	13,403
*HudBay Minerals, Inc.	6,400	79,809
Husky Energy, Inc.	1,200	29,485
#IAMGOLD Corp.	8,900	140,333
IESI-BFC, Ltd.	2,338	52,875
IGM Financial, Inc.	360	14,161
#*Imax Corp.	1,600	24,730
*Imperial Metals Corp.	1,900	30,864
#Indigo Books & Music, Inc.	1,191	17,215
Industrial Alliance Insurance & Financial Services, Inc.	1,600	50,784
*Inmet Mining Corp.	1,200	58,655
Intact Financial Corp.	300	13,669

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*International Forest Products, Ltd. Series A	3,400	$13,626
*Intertape Polymer Group, Inc.	1,600	3,113
#*Ivanhoe Energy, Inc.	8,460	16,705
#*Jaguar Mining, Inc.	2,600	21,219
Jean Coutu Group (PJC), Inc. Class A (The)	1,000	8,317
*Kingsway Financial Services, Inc.	800	1,494
Kinross Gold Corp.	349	5,727
*Lake Shore Gold Corp.	8,200	24,806
*Laramide Resources, Ltd.	15,400	16,927
Laurentian Bank of Canada	300	13,423
Leon’s Furniture, Ltd.	536	6,246
Linamar Corp.	1,800	33,652
Loblaw Cos., Ltd.	1,244	52,819
*Lundin Mining Corp.	2,100	8,171
*MacDonald Dettweiler & Associates, Ltd.	1,700	79,374
#Manitoba Telecom Services, Inc.	300	8,063
Manulife Financial Corp.	18,616	295,886
Maple Leaf Foods, Inc.	300	2,688
*MDS, Inc.	800	7,556
Methanex Corp.	1,000	22,460
#Metro, Inc. Class A	1,760	75,224
*Migao Corp.	3,700	22,962
#*Minera Andes, Inc.	31,500	23,287
Mullen Group, Ltd.	2,000	27,333
#National Bank of Canada	2,095	120,212
Nexen, Inc.	5,527	114,782
*Northgate Minerals Corp.	11,300	33,525
Nuvista Energy, Ltd.	2,200	25,466
*Open Range Energy Corp.	7,500	10,141
#*Open Text Corp.	400	15,832
*OPTI Canada, Inc.	1,800	2,889
*Osisko Mining Corp.	5,600	70,814
*Pacific Rubiales Energy Corp.	1,925	46,175
*Paramount Resources, Ltd. Class A	2,100	44,020
Pason Systems, Inc.	700	7,490
#PetroBakken Energy, Ltd.	1,261	27,660
*Petrobank Energy & Resources, Ltd.	1,400	57,672
#Petrominerales, Ltd.	540	15,296
#Potash Corp. of Saskatchewan, Inc.	700	73,272
Progress Energy Resources Corp.	3,300	39,836
*Quadra FNX Mining, Ltd.	2,922	35,386
Quebecor, Inc. Class B	1,200	40,737
*Queenston Mining, Inc.	5,000	16,731
*Quest Capital Corp.	22,000	35,096
#*Questerre Energy Corp.	7,500	22,397
#*Red Back Mining, Inc.	660	16,705
Reitmans Canada, Ltd. Class A	700	13,584
#*Research In Motion, Ltd.	100	5,754
Richelieu Hardware, Ltd.	1,151	28,449
#Ritchie Brothers Auctioneers, Inc.	600	11,176
*RONA, Inc.	800	11,805
#Royal Bank of Canada	10,227	534,404
#Russel Metals, Inc.	2,600	49,544
#*Sandvine Corp.	16,000	24,590
Saputo, Inc.	450	13,749
Savanna Energy Services Corp.	700	3,813
*Sears Canada, Inc.	900	22,762
#*SEMAFO, Inc.	1,800	12,501
#Shaw Communictions, Inc. Class B	600	11,778
ShawCor, Ltd.	400	10,268
Sherritt International Corp.	2,300	15,236

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Shore Gold, Inc.	2,500	$1,532
#*Silver Standard Resources, Inc.	300	4,923
*Silver Wheaton Corp.	1,400	26,405
Silvercorp Metals, Inc.	1,200	7,891
#*Sino-Forest Corp.	4,400	67,752
#SNC-Lavalin Group, Inc.	500	22,601
*SouthGobi Resources, Ltd.	1,700	21,613
*Sprott Resource Corp.	7,300	30,036
*Stantec, Inc.	400	9,416
*Storm Exploration, Inc.	1,800	23,987
#Student Transportation, Inc.	2,239	12,349
Sun Life Financial, Inc.	7,475	210,279
Suncor Energy, Inc.	16,375	539,807
#Superior Plus Corp.	2,600	33,889
*SXC Health Solutions Corp.	500	34,259
Talisman Energy, Inc.	12,900	220,218
Teck Resources, Ltd. Class B	4,600	161,932
Telus Corp. (2381093)	300	11,871
Telus Corp. (2381134)	2,000	75,055
#*Thompson Creek Metals Co., Inc.	4,800	44,262
Thomson Reuters Corp.	2,676	100,059
Tim Hortons, Inc.	1,300	44,360
#*Timminco, Ltd.	600	327
TMX Group, Inc.	1,000	27,713
Toromont Industries, Ltd.	400	9,490
#Toronto Dominion Bank	5,320	378,592
#Torstar Corp. Class B	1,400	13,999
#TransAlta Corp.	3,200	64,868
Transcontinental, Inc. Class A	2,900	41,834
*Transglobe Energy Corp.	3,900	29,400
Trican Well Service, Ltd.	800	12,139
Trinidad Drilling, Ltd.	4,200	21,530
#*Uranium One, Inc.	4,000	10,856
*UTS Energy Corp.	13,660	47,170
*Viterra, Inc.	9,155	71,687
West Fraser Timber Co., Ltd.	300	10,193
Wi-Lan, Inc.	9,000	31,166

TOTAL CANADA		8,584,090

DENMARK — (0.6%)
#Alk-Abello A.S.	90	5,651
Carlsberg A.S. Series B	327	28,947
Coloplast A.S.	150	15,570
#D/S Norden A.S.	884	34,699
Danisco A.S.	857	65,146
*Danske Bank A.S.	2,885	67,753
DSV A.S.	700	12,481
#*Genmab A.S.	400	4,274
*GN Store Nord A.S.	7,896	53,912
*Greentech Energy Systems A.S.	600	1,541
Jeudan A.S.	126	9,570
*Jyske Bank A.S.	376	13,096
NKT Holding A.S.	250	12,291
Novo-Nordisk A.S. Series B	100	8,556
Novo-Nordisk A.S. Sponsored ADR	1,600	137,648
Novozymes A.S. Series B	436	55,650
Rockwool International A.S.	90	8,199
SimCorp A.S.	50	8,313
*Spar Nord Bank A.S.	600	6,296
*Sydbank A.S.	620	15,434
*Torm A.S. ADR	400	3,180

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

DENMARK — (Continued)
Trygvesta A.S.	149	$9,047
#*Vestas Wind Systems A.S.	315	15,287

TOTAL DENMARK		592,541

FINLAND — (1.3%)
Ahlstrom Oyj	715	11,041
Alma Media Oyj	1,118	9,215
Atria P.L.C.	677	9,968
#Cargotec Oyj Series B	1,156	41,493
*Finnair Oyj	1,807	10,769
Fiskars Oyj Abp Series A	175	2,989
Fortum Oyj	3,290	76,442
#F-Secure Oyj	6,547	18,545
HKScan Oyj	1,428	15,248
Huhtamaki Oyj	4,004	49,883
KCI Konecranes Oyj	433	14,129
Kemira Oyj	1,394	18,690
Kesko Oyj	1,170	45,370
#Kone Oyj Series B	766	34,959
Lassila & Tikanoja Oyj	682	11,907
Metso Corp. Oyj	3,140	123,794
#Neste Oil Oyj	3,500	51,626
Nokia Oyj	1,588	14,954
Nokia Oyj Sponsored ADR	13,629	129,612
Nokian Renkaat Oyj	253	7,097
Orion Oyj Series A	463	8,906
Orion Oyj Series B	482	9,306
#Outokumpu Oyj	824	13,667
#Outotec Oyj	108	3,819
Pohjola Bank P.L.C.	1,079	13,388
#Poyry Oyj	706	9,493
#Ramirent Oyj	548	5,901
#*Rautaruukki Oyj Series K	1,100	21,224
#Ruukki Group Oyj	1,697	3,671
Sampo Oyj	5,291	129,246
Sanoma Oyj	1,130	22,468
#Stockmann Oyj Abp Series B	275	9,780
Stora Enso Oyj Series R	10,857	87,869
Tieto Oyj	806	14,185
#*Tikkurila Oyj	348	7,369
UPM-Kymmene Oyj	8,399	121,885
#Wartsila Corp. Oyj Series B	2,136	112,485
Yit Oyj	373	8,170

TOTAL FINLAND		1,300,563

FRANCE — (6.9%)
*Accor SA	1,270	41,090
Aeroports de Paris SA	558	41,090
*Air France-KLM SA	2,858	42,632
Air Liquide SA	1,114	125,153
*Alcatel-Lucent SA	28,475	85,049
Alstom SA	687	35,938
#*Altran Technologies SA	4,114	16,866
April Group SA	128	3,318
Arkema SA	2,364	103,137
*Atos Origin SA	1,623	69,664
#*Avenir Telecom SA	10,103	9,485
AXA SA Sponsored ADR	5,800	107,010
*Beneteau SA	1,571	24,370
bioMerieux SA	95	9,648
BNP Paribas SA	4,003	273,636

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Bongrain SA	214	$15,888
#Bourbon SA	1,065	45,591
Bouygues SA	1,944	82,046
*Bull SA	5,424	17,883
Bureau Veritas SA	617	37,268
Canal Plus SA	1,800	12,778
Capgemini SA	1,725	82,002
Carrefour SA	2,782	127,902
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	2,800	54,208
Cie Generale D’Optique Essilor Intenational SA	1,550	96,948
Ciments Francais SA	106	8,550
CNP Assurances SA	1,380	28,495
Compagnie de Saint-Gobain SA	3,478	148,027
#Compagnie Generale des Establissements Michelin SA Series B	1,330	101,216
Credit Agricole SA	8,423	114,963
Danone SA	1,553	87,054
Dassault Systemes SA ADR	500	32,725
#*Derichebourg SA	1,159	4,838
*Edenred SA	1,270	22,343
EDF Energies Nouvelles SA	145	6,192
#Eiffage SA	375	18,906
Electricite de France SA	673	28,596
Eramet SA	14	3,870
Esso S.A.F.	72	9,237
Establissements Maurel et Prom SA	579	6,927
*Euler Hermes SA	231	18,326
*Euro Disney SCA	1,039	5,194
*European Aeronautic Defence & Space Co. SA	2,625	62,200
Eutelsat Communications SA	1,645	60,798
*Faiveley Transport SA	99	7,560
Fimalac SA	138	5,330
France Telecom SA	2,109	44,111
France Telecom SA Sponsored ADR	5,900	123,723
GDF Suez SA	3,656	121,190
Gemalto NV	1,658	68,012
GIFI SA	27	1,619
GL Events SA	729	20,259
*Groupe Eurotunnel SA	2,120	15,583
Groupe Steria SCA	1,736	47,081
Guyenne et Gascogne SA	72	7,190
Haulotte Group SA	105	1,023
Havas SA	8,511	41,215
#Iliad SA	292	25,715
Imerys SA	712	41,336
Ingenico SA	1,037	26,234
Ipsen SA	668	22,184
Ipsos SA	347	13,796
*JC Decaux SA	773	19,827
#Korian SA	218	4,777
Lafarge SA	1,801	98,064
Lagardere SCA	2,391	88,032
Legrand SA	2,260	73,566
L’Oreal SA	1,496	156,799
LVMH Moet Hennessy Louis Vuitton SA	773	94,197
M6 Metropole Television SA	468	10,371
Maisons France Confort SA	226	9,041
*Manitou BF SA	331	5,526
#Mersen SA	178	6,555
*Natixis SA	19,483	103,787
#Neopost SA	103	7,964
Nexans SA	1,179	79,929

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Nexity SA	965	$32,333
NRJ Group SA	2,272	18,623
Orpea SA	167	6,648
#PagesJaunes SA	2,821	31,246
#Pernod-Ricard SA	1,484	116,010
*Peugeot SA	3,314	98,268
Pierre & Vacances SA	107	7,078
PPR SA	910	121,822
#Publicis Groupe SA	518	23,359
Rallye SA	759	26,904
#Remy Cointreau SA	170	9,275
*Renault SA	925	41,361
*Rexel SA	4,160	68,901
Rhodia SA	3,481	71,806
Rubis SA	413	36,231
Safran SA	2,541	68,562
Saft Groupe SA	337	11,540
SAMSE SA	4	295
Sanofi-Aventis SA ADR	4,280	124,719
Schneider Electric SA	2,444	281,302
SCOR SE	3,042	66,716
SEB SA	180	13,413
*Sechilienne SA	158	4,274
*Sequana SA	959	13,476
SES SA	2,870	70,870
Societe BIC SA	594	44,202
Societe Generale Paris SA	3,864	221,915
Societe Television Francaise 1 SA	2,666	42,394
Sodexo SA	186	11,711
*Sopra Group SA	228	16,191
Sperian Protection SA	50	7,499
Stef-TFE SA	27	1,404
STMicroelectronics NV	7,387	60,659
STMicroelectronics NV ADR	4,375	35,831
Suez Environnement SA	1,367	25,433
Technip SA	1,581	105,245
Teleperformance SA	1,201	30,422
Thales SA	871	29,413
#*Theolia SA	955	1,309
Total SA	1,709	86,273
Total SA Sponsored ADR	6,225	315,172
*Trigano SA	1,235	26,210
#*UbiSoft Entertainment SA	1,168	11,048
*Valeo SA	289	10,356
Vallourec SA	1,422	138,298
Veolia Environnement SA	985	26,148
Veolia Environnement SA ADR	1,000	26,600
Viel et Compagnie SA	300	1,054
Vilmorin & Cie SA	128	12,029
Vinci SA	2,585	125,133
Vivendi SA	8,670	207,952
Zodiac Aerospace SA	203	11,431

TOTAL FRANCE		6,717,017

GERMANY — (5.2%)
*Aareal Bank AG	1,754	36,731
Adidas-Salomon AG	789	42,798
*ADVA AG Optical Networking	4,695	28,892
#*Air Berlin P.L.C.	3,958	18,554
#Aixtron AG	817	24,449
Allianz SE	1,837	212,373

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
Allianz SE Sponsored ADR	10,000	$116,200
Asian Bamboo AG	317	13,020
Aurubis AG	920	41,812
Axel Springer AG	32	3,835
BASF SE	2,320	135,056
Bauer AG	98	4,038
Bayer AG	1,576	90,709
Bayerische Motoren Werke AG	3,701	199,209
Bechtle AG	976	28,141
Beiersdorf AG	626	37,199
Biotest AG	111	4,640
Celesio AG	648	15,158
Cewe Color Holding AG	374	12,011
Comdirect Bank AG	2,270	20,821
#*Commerzbank AG	6,601	59,756
#*Conergy AG	24,714	23,473
#*Constantin Medien AG	3,713	8,081
*Curanum AG	1,469	4,696
*Daimler AG (5529027)	2,654	142,595
*Daimler AG (D1668R123)	700	37,835
Delticom AG	86	4,378
*Demag Cranes AG	197	7,070
Deutsche Bank AG (5750355)	2,420	168,980
Deutsche Bank AG (D18190898)	810	56,894
*Deutsche Beteiligungs AG	258	5,860
Deutsche Boerse AG	448	31,479
*Deutsche Lufthansa AG	2,403	39,190
Deutsche Post AG	4,268	74,366
*Deutsche Postbank AG	1,524	48,712
Deutsche Telekom AG	12,457	167,300
Deutsche Telekom AG Sponsored ADR	6,800	90,984
*Deutz AG	6,556	39,619
Douglas Holding AG	193	8,736
Drillisch AG	2,194	13,345
*E.ON AG	5,865	175,691
Fielmann AG	130	10,224
Fraport AG	1,100	57,184
*Freenet AG	2,455	26,157
Fresenius Medical Care AG & Co KGaA ADR	800	43,744
Fresenius SE(4352097)	503	35,180
Fresenius SE(4568946)	412	29,290
GEA Group AG	2,838	63,691
Generali Deutschland Holding AG	563	67,451
*Gerresheimer AG	1,010	37,004
GFK SE	415	15,602
#Gildemeister AG	2,595	36,326
#Hamburger Hafen und Logistik AG	806	29,511
Hannover Rueckversicherung AG	1,298	62,523
#*Heidelberger Druckmaschinen AG	399	3,935
Heidelberger Zement AG	720	36,487
Henkel AG & Co. KGaA	473	19,619
Hochtief AG	1,112	71,937
#*Infineon Technologies AG	3,620	24,451
*Infineon Technologies AG ADR	8,952	60,695
*IVG Immobilien AG	1,220	8,479
*Jenoptik AG	3,400	19,325
K&S AG	952	50,686
*Kloeckner & Co. SE	1,463	30,627
Kontron AG	2,751	21,967
#*Krones AG	127	7,203
#*Kuka AG	391	6,092

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
KWS Saat AG	54	$8,523
Lanxess AG	920	44,514
*Leoni AG	1,292	38,793
Linde AG	684	80,026
MAN SE	1,113	103,815
Medion AG	557	6,707
*Merck KGaA	256	22,814
Metro AG	610	33,889
*Morphosys AG	1,004	20,732
MTU Aero Engines Holding AG	936	54,611
Munchener Rueckversicherungs-Gesellschaft AG	988	137,099
MVV Energie AG	114	4,604
#*Nordex SE	320	3,287
Pfeiffer Vacuum Technology AG	214	16,743
#*Pfleiderer AG	423	2,591
*PNE Wind AG	5,346	14,127
Porsche Automobil Holding SE	1,219	62,004
Praktiker Bau-und Heimwerkermaerkte Holding AG	1,393	11,074
Puma AG Rudolf Dassler Sport	53	15,565
#*Q-Cells SE	1,266	9,644
*QSC AG	9,842	18,269
Rational AG	48	7,766
Rheinmetall AG	288	17,368
Rhoen-Klinikum AG	1,462	33,471
*Roth & Rau AG	532	17,703
RWE AG	1,563	110,454
SAP AG	717	32,831
SAP AG Sponsored ADR	3,060	140,362
#*SGL Carbon SE	966	33,492
Siemens AG	434	42,437
Siemens AG Sponsored ADR	3,800	370,082
#*Singulus Technologies AG	5,732	32,006
Sixt AG	763	19,775
*Sky Deutschland AG	1,980	3,607
Software AG	147	16,410
#Solarworld AG	599	8,166
Stada Arzneimittel AG	2,098	68,033
#Suedzucker AG	979	18,989
*Suss Microtec AG	1,680	9,569
Symrise AG	851	21,170
ThyssenKrupp AG	1,363	40,538
Tognum AG	1,706	34,100
#*TUI AG	4,115	42,885
#United Internet AG	2,950	36,562
#Vossloh AG	35	3,502
VTG AG	1,395	22,338
#Wacker Chemie AG	130	21,009
Wincor Nixdorf AG	165	9,292
#Wirecard AG	1,798	19,286

TOTAL GERMANY		5,112,710

GREECE — (0.4%)
*Agricultural Bank of Greece S.A.	2,272	3,611
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	612	1,800
*Alpha Bank A.E.	2,343	17,804
Bank of Greece S.A.	135	5,933
Coca-Cola Hellenic Bottling Co. S.A.	2,274	53,627
Coca-Cola Hellenic Bottling Co. S.A. ADR	500	11,915
*EFG Eurobank Ergasias S.A.	4,479	34,482
EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	7,642
Fourlis Holdings S.A.	184	1,915

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
Hellenic Exchanges S.A.	754	$5,456
*Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	5,726
*Marfin Investment Group S.A.	26,161	40,625
Motor Oil (Hellas) Corinth Refineries S.A.	833	9,555
*Mytilineos Holdings S.A.	4,059	25,247
*National Bank of Greece S.A.	4,511	65,871
National Bank of Greece S.A. ADR	4,590	13,311
*Piraeus Bank S.A.	2,327	15,396
*Proton Bank S.A.	6,146	8,582
*Sidenor Steel Products Manufacturing Co. S.A.	614	2,358
Titan Cement Co. S.A.	1,093	23,486
*TT Hellenic Postbank S.A.	1,384	8,014

TOTAL GREECE		362,356

HONG KONG — (1.7%)
*AAC Acoustic Technologies Holdings, Inc.	4,000	7,115
Allied Properties, Ltd.	48,000	9,713
*Associated International Hotels, Ltd.	4,000	8,451
BOC Hong Kong (Holdings), Ltd.	5,500	14,142
C C Land Holdings, Ltd.	20,000	8,216
Cafe de Coral Holdings, Ltd.	14,000	33,666
Cathay Pacific Airways, Ltd.	19,000	42,316
Cheung Kong Holdings, Ltd.	3,000	36,227
China Ting Group Holdings, Ltd.	144,000	24,128
CLP Holdings, Ltd.	3,000	22,149
*Dah Sing Financial Holdings, Ltd.	1,600	9,792
Dickson Concepts International, Ltd.	6,500	4,940
EcoGreen Fine Chemicals Group, Ltd.	28,000	7,691
Esprit Holdings, Ltd.	2,400	15,114
First Pacific Co., Ltd.	16,800	12,062
#*Foxconn International Holdings, Ltd.	48,000	33,798
Fubon Bank Hong Kong, Ltd.	10,000	4,540
*Genting Hong Kong, Ltd.	96,000	23,278
Global Sweeteners Holdings, Ltd.	32,000	6,107
Glorious Sun Enterprises, Ltd.	14,000	5,306
Great Eagle Holdings, Ltd.	4,168	10,912
*G-Resources Group, Ltd.	144,000	7,434
Hang Lung Group, Ltd.	6,000	35,240
Hang Lung Properties, Ltd.	10,000	41,534
Hang Seng Bank, Ltd.	2,300	31,882
Harbour Centre Development, Ltd.	2,000	2,185
Henderson Land Development Co., Ltd.	4,000	24,908
HKR International, Ltd.	48,800	20,831
Hong Kong & China Gas Co., Ltd.	4,400	11,003
Hong Kong & Shanghai Hotels, Ltd.	6,500	10,337
Hong Kong Aircraft Engineering Co., Ltd.	1,200	16,178
Hong Kong Electric Holdings, Ltd.	8,000	48,511
Hong Kong Exchanges & Clearing, Ltd.	700	11,501
*Hongkong Chinese, Ltd.	58,000	5,830
Hutchison Whampoa, Ltd.	11,000	72,500
Industrial & Commercial Bank of China Asia, Ltd.	20,982	62,264
Integrated Distribution Services Group, Ltd.	8,000	15,451
*IT, Ltd.	82,000	29,459
Kerry Properties, Ltd.	9,000	45,149
*Ko Yo Ecological Agrotech Group, Ltd.	360,000	6,378
Kowloon Development Co., Ltd.	7,000	7,675
Li & Fung, Ltd.	8,000	36,916
Lifestyle International Holdings, Ltd.	4,500	9,389
*Melco International Development, Ltd.	8,000	3,330
Midland Holdings, Ltd.	18,000	16,959
*Mongolia Energy Corp., Ltd.	21,000	7,939

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
MTR Corp., Ltd.	10,000	$35,231
New World Development Co., Ltd.	20,986	37,525
NWS Holdings, Ltd.	10,790	20,140
*Orient Overseas International, Ltd.	2,500	19,550
Pacific Basin Shipping, Ltd.	21,000	15,981
Paliburg Holdings, Ltd.	28,000	10,542
Public Financial Holdings, Ltd.	10,000	5,706
*Samling Global, Ltd.	106,000	8,762
Shangri-La Asia, Ltd.	22,000	44,721
Shun Tak Holdings, Ltd.	8,000	4,530
Sino Land Co., Ltd.	32,022	60,657
*Sino-Tech International Holdings, Ltd.	110,000	6,379
Sinotrans Shipping, Ltd.	56,500	24,468
Sun Hung Kai Properties, Ltd.	9,000	132,187
*Sustainable Forest Holdings, Ltd.	232,500	13,507
Television Broadcasts, Ltd.	2,000	9,281
Tongda Group Holdings, Ltd.	270,000	10,646
Transport International Holdings, Ltd.	2,800	8,728
*Victory City International Holdings, Ltd.	40,000	8,395
Vitasoy International Holdings, Ltd.	10,000	7,812
*VST Holdings, Ltd.	62,000	19,813
Vtech Holdings, Ltd.	5,000	53,378
Wharf Holdings, Ltd.	20,000	109,443
Wheelock & Co., Ltd.	9,000	27,840
Wing Hang Bank, Ltd.	1,000	10,811
Xinyi Glass Holding Co., Ltd.	34,000	15,375

TOTAL HONG KONG		1,641,854

IRELAND — (0.3%)
*Allied Irish Banks P.L.C.	2,797	3,419
*Allied Irish Banks P.L.C. Sponsored ADR	2,100	5,271
*Anglo Irish Bank Corp. P.L.C.	5,570	1,575
Bank of Ireland P.L.C. Sponsored ADR	300	1,326
C&C Group P.L.C.	1,711	7,256
CRH P.L.C.	3,129	65,234
CRH P.L.C. Sponsored ADR	1,200	25,236
DCC P.L.C.	432	10,612
*Dragon Oil P.L.C.	1,859	12,393
FBD Holdings P.L.C.	1,875	16,613
*Governor & Co. of the Bank of Ireland P.L.C. (The)	15,367	16,727
Grafton Group P.L.C.	5,495	20,676
*Independent News & Media P.L.C.	730	680
*Irish Life & Permanent Group Holdings P.L.C.	1,177	2,678
Kerry Group P.L.C.	1,797	57,140
*Kingspan Group P.L.C.	1,288	9,025
Paddy Power P.L.C.	352	12,780
*Smurfit Kappa Group P.L.C.	3,302	34,028
United Drug P.L.C.	1,825	5,790

TOTAL IRELAND		308,459

ISRAEL — (0.7%)
*Bank Hapoalim B.M.	17,652	71,242
*Bank Leumi Le-Israel B.M.	14,385	61,057
*Bezeq Israeli Telecommunication Corp., Ltd.	10,837	23,938
Cellcom Israel, Ltd.	360	9,898
Clal Industries & Investments, Ltd.	2,565	15,698
Elbit Systems, Ltd.	194	10,695
Israel Chemicals, Ltd.	3,136	38,626
*NICE Systems, Ltd. Sponsored ADR	1,397	40,052
Partner Communications Co., Ltd.	822	13,652

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
*Teva Pharmaceutical Industries, Ltd. Sponsored ADR	7,819	$381,958

TOTAL ISRAEL		666,816

ITALY — (1.7%)
#A2A SpA	14,901	22,349
#*ACEA SpA	926	10,639
Actelios SpA	2,861	10,497
#Alerion Cleanpower SpA	20,862	16,107
Ansaldo STS SpA	2,397	31,314
#*Arnoldo Mondadori Editore SpA	3,462	11,386
Assicurazioni Generali SpA	3,534	71,040
Astaldi SpA	2,155	12,904
Azimut Holding SpA	3,472	34,735
Banca Carige SpA	4,691	10,545
*Banca Intermobiliare SpA	2,104	11,419
*Banca Monte Dei Paschi di Siena SpA	62,342	81,811
Banca Piccolo Credito Valtellinese Scarl	5,966	29,765
*Banca Popolare dell’Etruria e del Lazio Scarl	5,269	22,485
Banca Popolare di Milano Scarl	5,532	29,263
*Banca Popolare di Sondrio Scarl	695	6,242
Banco Popolare Scarl	6,451	41,042
Buzzi Unicem SpA	1,190	12,982
*C.I.R. SpA - Compagnie Industriali Riunite	12,797	24,157
Credito Emiliano SpA	697	4,441
Davide Campari - Milano SpA	2,418	12,720
De Longhi SpA	4,371	21,284
DiaSorin SpA	691	25,565
*Elica SpA	8,373	17,818
Eni SpA	1,164	23,786
Eni SpA Sponsored ADR	600	24,546
#ERG SpA	536	6,987
Esprinet SpA	1,834	17,343
*Fastweb SpA	316	4,838
Fiat SpA	1,487	19,044
Finmeccanica SpA	2,441	26,797
*Gemina SpA	6,656	4,286
Geox SpA	707	3,959
*Gruppo Editoriale L’Espresso SpA	2,471	5,150
#Hera SpA	4,615	8,758
*Impregilo SpA	2,167	5,762
Intesa Sanpaolo SpA	49,160	162,255
Iren SpA	3,033	4,840
#Italcementi SpA	3,075	25,176
Italmobiliare SpA	111	3,662
Mediaset SpA	5,201	33,425
Milano Assicurazioni SpA	5,077	9,856
Pirelli & Co. SpA	2,203	15,398
*Premafin Finanziaria SpA	6,626	7,596
Prysmian SpA	2,180	36,844
*Safilo Group SpA	1,166	12,671
Saipem SpA	1,032	37,074
#*Saras SpA	3,128	6,038
Snam Rete Gas SpA	9,844	46,182
Societa Iniziative Autostradali e Servizi SpA	3,086	29,511
#Societe Cattolica di Assicurazoni Scrl SpA	1,001	26,709
Telecom Italia SpA	2,532	3,223
Telecom Italia SpA Sponsored ADR	6,120	77,908
Tenaris SA ADR	1,300	52,065
Tod’s SpA	601	45,735
UniCredit SpA	75,274	210,522
Unione di Banche Italiane ScpA	6,265	67,197

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
Unipol Gruppo Finanziario SpA	5,663	$4,271
Vittoria Assicurazioni SpA	2,148	10,334

TOTAL ITALY		1,652,258

JAPAN — (20.7%)
77 Bank, Ltd. (The)	5,000	26,500
*Accordia Golf Co., Ltd.	37	34,501
Adeka Corp.	4,200	40,952
Advan Co., Ltd.	500	3,436
Advantest Corp. ADR	500	10,820
#AEON Co., Ltd.	10,900	116,668
Aica Kogyo Co., Ltd.	2,900	33,115
Aichi Bank, Ltd. (The)	300	19,000
Air Water, Inc.	1,000	10,867
Aisin Seiki Co., Ltd.	1,300	36,175
Ajinomoto Co., Inc.	8,000	75,637
Akita Bank, Ltd. (The)	3,000	10,018
Alfresa Holdings Corp.	600	27,666
Aloka Co., Ltd.	500	3,512
*Alps Electric Co., Ltd.	1,000	9,042
Amada Co., Ltd.	6,000	39,105
Amano Corp.	3,100	25,351
#*Anritsu Corp.	2,000	11,939
AOI Electronic Co., Ltd.	200	2,819
Aomori Bank, Ltd. (The)	6,000	14,573
Aoyama Trading Co., Ltd.	1,700	26,871
Aozora Bank, Ltd.	8,000	10,604
Arakawa Chemical Industries, Ltd.	300	3,273
*Arc Land Sakamoto Co., Ltd.	900	11,720
*Arcs Co., Ltd.	1,600	21,447
Asahi Breweries, Ltd.	2,300	40,712
Asahi Glass Co., Ltd.	8,000	81,473
Asahi Kasei Corp.	13,000	67,904
*Asahi Tec Corp.	80,000	31,559
Asics Corp.	1,000	9,846
Astellas Pharma, Inc.	3,000	101,464
#*Atom Corp.	3,800	10,161
Autobacs Seven Co., Ltd.	900	33,467
Avex Group Holdings, Inc.	2,300	29,040
Awa Bank, Ltd. (The)	3,000	18,318
Bank of Iwate, Ltd. (The)	200	11,125
Bank of Kyoto, Ltd. (The)	4,000	33,321
Bank of Nagoya, Ltd. (The)	2,000	6,972
Bank of Okinawa, Ltd. (The)	300	9,661
Bank of Saga, Ltd. (The)	8,000	23,422
Bank of the Ryukyus, Ltd.	1,800	20,066
Bank of Yokohama, Ltd. (The)	6,000	27,613
Belluna Co., Ltd.	3,100	14,861
Benesse Holdings, Inc.	500	22,093
Bridgestone Corp.	1,100	19,654
Brother Industries, Ltd.	2,300	24,648
Bunka Shutter Co., Ltd.	6,000	15,771
Canon Marketing Japan, Inc.	600	8,148
Canon, Inc. Sponsored ADR	7,252	314,157
Capcom Co., Ltd.	200	3,064
#*Casio Computer Co., Ltd.	5,100	36,607
Central Glass Co., Ltd.	7,000	26,988
Central Japan Railway Co.	2	16,267
Century Tokyo Leasing Corp.	2,300	27,556
Chiba Bank, Ltd. (The)	8,000	48,819
Chofu Seisakusho Co., Ltd.	1,400	30,047

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Chubu Electric Power Co., Ltd.	4,500	$111,412
Chubu Shiryo Co., Ltd.	1,000	6,763
Chugai Pharmaceutical Co., Ltd.	900	15,750
Chugoku Bank, Ltd. (The)	1,000	11,640
#Chugoku Electric Power Co., Ltd. (The)	2,800	57,983
Chukyo Bank, Ltd. (The)	8,000	23,970
Chuo Mitsui Trust Holdings, Inc.	7,000	24,783
Chuo Spring Co., Ltd.	1,000	3,764
#Circle K Sunkus Co., Ltd.	1,500	20,056
Citizen Holdings Co., Ltd.	2,400	14,391
Cleanup Corp.	600	3,511
CMK Corp.	2,600	13,663
Coca-Cola West Co., Ltd.	2,100	38,029
Comsys Holdings Corp.	1,000	9,570
Cosel Co., Ltd.	600	8,763
Cosmo Oil Co., Ltd.	16,000	38,095
#*CSK Holdings Corp.	600	2,466
Cybernet Systems Co., Ltd.	16	5,101
Dai Nippon Printing Co., Ltd.	7,000	84,492
Daido Steel Co., Ltd.	2,000	9,551
Daidoh, Ltd.	500	4,050
#*Daiei, Inc. (The)	1,350	6,461
Daifuku Co., Ltd.	1,500	8,754
Daihatsu Motor Co., Ltd.	4,000	47,056
Daiichi Sankyo Co., Ltd.	4,200	78,067
Daikin Industries, Ltd.	1,100	40,832
*Dainippon Screen Manufacturing Co., Ltd.	5,000	25,281
#Dainippon Sumitomo Pharma Co., Ltd.	2,000	14,977
Daio Paper Corp.	1,000	8,004
#Daiseki Co., Ltd.	1,100	22,407
Daishi Bank, Ltd. (The)	4,000	13,831
Daito Trust Construction Co., Ltd.	400	21,805
Daiwa House Industry Co., Ltd.	8,000	78,567
Daiwa Securities Group, Inc.	19,000	82,149
DCM Holdings Co., Ltd.	1,300	6,682
Denso Corp.	3,400	97,350
Dentsu, Inc.	2,700	67,316
DIC Corp.	7,000	11,509
Disco Corp.	300	18,162
#Don Quijote Co., Ltd.	600	15,639
Doutor Nichires Holdings Co., Ltd.	1,900	24,803
Dowa Holdings Co., Ltd.	10,000	52,524
*Duskin Co., Ltd.	1,300	23,089
Dydo Drinco, Inc.	400	14,932
East Japan Railway Co.	1,200	77,122
*Ebara Corp.	6,000	22,804
#Edion Corp.	1,300	9,936
Ehime Bank, Ltd. (The)	8,000	20,615
#Eisai Co., Ltd.	1,300	44,318
Eizo Nanao Corp.	1,100	24,553
Electric Power Development Co., Ltd.	1,000	30,939
#*Elpida Memory, Inc.	3,100	46,561
ESPEC Corp.	700	4,555
Exedy Corp.	400	11,510
#Ezaki Glico Co., Ltd.	1,000	11,882
FALCO SD HOLDINGS Co., Ltd.	200	1,867
FamilyMart Co., Ltd.	400	14,291
Fanuc, Ltd.	800	94,439
Fast Retailing Co., Ltd.	300	45,102
Fuji Corp, Ltd.	1,100	3,924
#Fuji Electric Holdings Co., Ltd.	9,000	25,005

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	$8,165
*Fuji Heavy Industries, Ltd.	6,000	32,967
Fuji Oil Co., Ltd.	1,100	16,201
*Fuji Seal International, Inc.	1,300	28,542
Fuji Soft, Inc.	600	9,787
FUJIFILM Holdings Corp.	1,300	40,483
Fujikura, Ltd.	11,000	51,721
Fujimi, Inc.	400	5,619
Fujitsu, Ltd.	12,000	85,040
*FuKoKu Co., Ltd.	200	1,664
Fukui Bank, Ltd. (The)	3,000	9,564
Fukuoka Financial Group, Inc.	13,000	54,049
Fukuyama Transporting Co., Ltd.	7,000	33,656
Funai Electric Co., Ltd.	900	32,056
Furukawa Electric Co., Ltd.	4,000	17,787
Futaba Corp.	1,500	27,071
*Futaba Industrial Co., Ltd.	500	3,456
Glory, Ltd.	500	11,640
Godo Steel, Ltd.	8,000	19,250
*Goldcrest Co., Ltd.	1,060	21,645
#GS Yuasa Corp.	5,000	32,279
Gunma Bank, Ltd. (The)	4,000	21,437
Gunze, Ltd.	7,000	21,754
*H2O Retailing Corp.	3,000	18,618
Hachijuni Bank, Ltd. (The)	5,000	28,553
Hakuhodo Dy Holdings, Inc.	620	31,456
Hamamatsu Photonics K.K.	1,700	49,762
Hankyu Hanshin Holdings, Inc.	5,000	22,595
Hanwa Co., Ltd.	3,000	12,113
Harashin Narus Holdings Co., Ltd.	400	4,532
#*Haseko Corp.	34,000	27,479
*Heiwa Corp.	2,700	30,080
Heiwado Co., Ltd.	700	8,712
Hibiya Engineering, Ltd.	800	7,004
Higo Bank, Ltd. (The)	3,000	16,400
Hino Motors, Ltd.	2,000	8,780
#Hiroshima Bank, Ltd. (The)	3,000	11,785
Hisamitsu Pharmaceutical Co., Inc.	300	11,662
Hitachi Cable, Ltd.	3,000	8,216
Hitachi Capital Corp.	1,300	17,242
Hitachi Chemical Co., Ltd.	3,300	65,528
#Hitachi Construction Machinery Co., Ltd.	1,700	34,545
Hitachi High-Technologies Corp.	2,100	40,136
Hitachi Koki Co., Ltd.	800	7,113
#Hitachi Metals, Ltd.	1,000	11,350
Hitachi Tool Engineering, Ltd.	600	6,410
Hitachi Transport System, Ltd.	1,100	15,905
#Hitachi Zosen Corp.	9,000	12,796
*Hitachi, Ltd. Sponsored ADR	2,400	100,392
Hokkaido Electric Power Co., Inc.	1,400	29,982
Hokkoku Bank, Ltd. (The)	4,000	15,734
Hokuetsu Kishu Paper Co., Ltd.	4,500	22,207
*Hokuhoku Financial Group, Inc.	11,000	19,431
Hokuriku Electric Power Co., Inc.	1,600	35,409
Honda Motor Co., Ltd.	5,600	177,175
Honda Motor Co., Ltd. Sponsored ADR	8,100	257,337
Horiba, Ltd.	300	8,107
Hosiden Corp.	800	8,544
#House Foods Corp.	700	10,227
Hyakugo Bank, Ltd. (The)	2,000	8,787
Hyakujishi Bank, Ltd. (The)	2,000	7,501

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Ibiden Co., Ltd.	800	$23,827
Idemitsu Kosan Co., Ltd.	400	29,790
IHI Corp.	6,000	10,548
Imperial Hotel, Ltd.	200	4,381
Inaba Seisakusho Co., Ltd.	600	6,155
Inabata & Co., Ltd.	1,200	5,582
Inageya Co., Ltd.	2,000	21,107
Ines Corp.	500	3,240
#*Inpex Corp.	6	29,351
#*Iseki & Co., Ltd.	6,000	15,606
Isetan Mitsukoshi Holdings, Ltd.	3,100	29,281
Isuzu Motors, Ltd.	14,000	41,115
#ITO EN, Ltd.	600	9,420
ITOCHU Corp.	8,300	64,598
Itochu Techno-Solutions Corp.	400	14,604
Itoham Foods, Inc.	2,000	7,402
Iwatani International Corp.	9,000	25,329
Iyo Bank, Ltd. (The)	4,000	35,408
Izumi Co., Ltd.	700	9,075
Izumiya Co., Ltd.	4,000	17,564
J Front Retailing Co., Ltd.	9,000	40,623
*Japan Airport Terminal Co., Ltd.	700	10,781
Japan Petroleum Exploration Co., Ltd.	300	11,797
#Japan Steel Works, Ltd. (The)	1,000	9,661
Japan Tobacco, Inc.	11	35,402
Japan Wool Textile Co., Ltd. (The)	1,000	7,470
JFE Holdings, Inc.	1,300	40,205
Joyo Bank, Ltd. (The)	6,000	24,237
JS Group Corp.	2,600	52,395
JSR Corp.	2,800	48,832
JTEKT Corp.	4,100	39,680
#*Juki Corp.	23,000	41,987
Juroku Bank, Ltd.	8,000	27,347
*JVC Kenwood Holdings, Inc.	3,820	13,059
*JX Holdings, Inc.	26,120	141,492
Kadokawa Holdings, Inc.	1,200	25,030
Kagome Co., Ltd.	1,500	26,650
Kagoshima Bank, Ltd. (The)	2,000	12,478
#Kajima Corp.	22,403	53,194
Kakaku.com, Inc.	7	32,513
Kaken Pharmaceutical Co., Ltd.	1,000	9,884
Kaneka Corp.	2,000	12,351
Kansai Electric Power Co., Inc.	5,700	138,039
*Kansai Paint Co., Ltd.	7,000	59,445
Kanto Auto Works, Ltd.	1,800	13,398
Kao Corp.	3,000	70,940
#Kawasaki Heavy Industries, Ltd.	14,000	34,946
*Kawasaki Kisen Kaisha, Ltd.	9,000	38,357
Kayaba Industry Co., Ltd.	3,000	11,822
KDDI Corp.	18	87,752
Keihan Electric Railway Co., Ltd.	7,000	30,467
Keihin Corp.	600	10,826
Keio Corp.	4,000	26,889
*Keiyo Bank, Ltd. (The)	7,000	35,012
#*Kenedix, Inc.	64	10,750
Kewpie Corp.	3,500	41,964
Kikkoman Corp.	4,000	42,283
Kinden Corp.	3,000	27,041
Kirin Holdings Co., Ltd.	6,000	79,957
Kissei Pharmaceutical Co., Ltd.	1,000	19,185
Kiyo Holdings, Inc.	9,000	11,984

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Koa Corp.	900	$9,904
Kobayashi Pharmaceutical Co., Ltd.	600	25,263
*Kobe Steel, Ltd.	26,000	54,423
Koito Manufacturing Co., Ltd.	1,000	14,552
Kokuyo Co., Ltd.	1,500	12,132
Komatsu, Ltd.	5,500	115,236
Komeri Co., Ltd.	300	7,041
Komori Corp.	900	9,292
Konami Corp. ADR	400	6,160
Konica Minolta Holdings, Inc.	7,000	73,325
Konishi Co., Ltd.	300	3,276
K’s Holdings Corp.	719	15,825
Kubota Corp.	2,000	15,800
Kubota Corp. Sponsored ADR	1,000	39,660
Kurabo Industries, Ltd.	13,000	20,761
Kuraray Co., Ltd.	3,000	37,533
Kureha Corp.	2,000	10,048
Kurita Water Industries, Ltd.	300	8,299
Kuroda Electric Co., Ltd.	300	4,217
Kyocera Corp.	100	8,909
Kyocera Corp. Sponsored ADR	1,000	89,440
Kyokuyo Co., Ltd.	2,000	4,169
*KYORIN Holdings, Inc.	2,000	27,934
*Kyoritsu Maintenance Co., Ltd.	1,700	24,811
Kyowa Exeo Corp.	2,000	18,485
Kyowa Hakko Kirin Co., Ltd.	4,000	41,011
Kyushu Electric Power Co., Inc.	1,900	42,946
Lawson, Inc.	500	22,952
*LEC, Inc.	400	5,662
#*Leopalace21 Corp.	2,100	4,634
Life Corp.	1,500	22,733
Lintec Corp.	700	13,527
Lion Corp.	5,000	25,373
Mabuchi Motor Co., Ltd.	400	20,085
Maeda Corp.	7,000	18,633
Maeda Road Construction Co., Ltd.	1,000	8,077
Maezawa Kasei Industries Co., Ltd.	400	3,957
*Makino Milling Machine Co., Ltd.	7,000	42,133
Makita Corp.	1,200	34,514
#Mars Engineering Corp.	300	5,199
Marubeni Corp.	22,000	118,039
Marubun Corp.	800	4,457
Maruha Nichiro Holdings, Inc.	6,000	9,600
Maruichi Steel Tube, Ltd.	1,400	27,890
Marusan Securities Co., Ltd.	8,500	47,567
Max Co., Ltd.	2,000	23,865
Mazda Motor Corp.	21,000	50,715
Megmilk Snow Brand Co., Ltd.	600	11,138
#*Meidensha Corp.	4,000	12,430
Meiji Holdings Co., Ltd.	1,134	48,661
Meitec Corp.	300	5,053
Michinoku Bank, Ltd. (The)	3,000	6,065
Minato Bank, Ltd. (The)	8,000	11,927
Minebea Co., Ltd.	10,000	55,248
Miraca Holdings, Inc.	600	17,787
Misumi Group, Inc.	500	9,576
Mitsubishi Chemical Holdings Corp.	12,000	61,764
Mitsubishi Corp.	6,980	150,644
Mitsubishi Electric Corp.	8,000	69,595
Mitsubishi Estate Co., Ltd.	9,000	126,740
Mitsubishi Gas Chemical Co., Inc.	4,369	24,475

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Mitsubishi Heavy Industries, Ltd.	26,000	$97,296
*Mitsubishi Materials Corp.	13,000	34,579
#*Mitsubishi Motors Corp.	13,000	16,920
*Mitsubishi Paper Mills, Ltd.	11,000	12,704
Mitsubishi Pencil Co., Ltd.	600	8,768
Mitsubishi Tanabe Pharma Corp.	4,000	58,502
Mitsubishi UFJ Financial Group, Inc.	62,000	307,147
Mitsubishi UFJ Financial Group, Inc. ADR	25,043	124,714
Mitsui & Co., Ltd. Sponsored ADR	473	121,731
Mitsui Chemicals, Inc.	10,000	29,568
*Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	43,658
Mitsui Fudosan Co., Ltd.	4,000	59,192
Mitsui Home Co., Ltd.	3,000	14,525
Mitsui O.S.K. Lines, Ltd.	10,000	67,586
Mitsui-Soko Co., Ltd.	1,000	3,511
Mitsumi Electric Co., Ltd.	2,400	40,069
Miura Co., Ltd.	400	9,417
Miyazaki Bank, Ltd. (The)	7,000	19,050
Mizuho Financial Group, Inc.	42,900	69,543
Mizuho Financial Group, Inc. ADR	11,600	37,468
*Mizuho Investors Securities Co., Ltd.	9,000	9,140
Mizuho Securities Co., Ltd.	9,000	20,418
#*Mizuho Trust & Banking Co., Ltd.	10,000	8,422
Mizuno Corp.	6,000	27,052
Mochida Pharmaceutical Co., Ltd.	2,000	20,099
#*Mori Seiki Co., Ltd.	700	6,844
Morinaga & Co., Ltd.	11,000	25,194
Morinaga Milk Industry Co., Ltd.	4,000	15,182
Mory Industries, Inc.	2,000	7,635
MOS Food Services, Inc.	700	11,999
MS&AD Insurance Group Holdings, Inc.	2,452	54,260
Murata Manufacturing Co., Ltd.	1,100	54,359
*Musashino Bank, Ltd.	400	11,274
Nabtesco Corp.	1,000	15,794
Nagase & Co., Ltd.	2,000	21,925
Nagoya Railroad Co., Ltd.	8,000	23,785
Nakamuraya Co., Ltd.	1,000	4,990
#Nanto Bank, Ltd. (The)	3,000	15,614
*Natori Co., Ltd.	500	4,654
NEC Corp.	36,000	97,009
Net One Systems Co., Ltd.	16	19,604
NGK Insulators, Ltd.	1,000	16,871
#NGK Spark Plug Co., Ltd.	3,000	38,643
Nichia Steel Works, Ltd.	1,000	2,399
#Nichicon Corp.	1,300	16,775
Nichirei Corp.	7,000	30,139
#Nidec Corp. ADR	2,800	65,660
Nifco, Inc.	500	11,349
Nihon Kohden Corp.	1,800	33,264
Nihon Parkerizing Co., Ltd.	1,000	12,849
Nihon Unisys, Ltd.	2,600	18,529
Nihon Yamamura Glass Co., Ltd.	3,000	8,161
Nikkiso Co., Ltd.	3,000	23,285
Nikon Corp.	1,000	17,418
Nintendo Co., Ltd.	400	111,667
Nippo Corp.	3,000	20,842
Nippon Ceramic Co., Ltd.	400	5,707
*Nippon Chemi-Con Corp.	6,000	29,800
Nippon Electric Glass Co., Ltd.	1,000	12,708
Nippon Flour Mills Co., Ltd.	2,000	10,402
Nippon Kayaku Co., Ltd.	2,000	17,980

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Konpo Unyu Soko Co., Ltd.	1,000	$11,870
*Nippon Light Metal Co., Ltd.	33,000	48,558
Nippon Meat Packers, Inc.	3,000	39,359
#Nippon Paint Co., Ltd.	3,000	17,639
Nippon Paper Group, Inc.	1,800	47,890
Nippon Sheet Glass Co., Ltd.	11,800	29,005
Nippon Shinyaku Co., Ltd.	1,000	12,270
Nippon Shokubai Co., Ltd.	2,000	20,722
Nippon Signal Co., Ltd.	2,700	20,225
Nippon Soda Co., Ltd.	8,000	28,393
*Nippon Steel Corp.	7,000	23,876
Nippon Suisan Kaisha, Ltd.	2,700	9,193
Nippon Telegraph & Telephone Corp ADR	6,200	129,270
Nippon Television Network Corp.	180	25,152
Nippon Valqua Industries, Ltd.	3,000	7,230
#*Nippon Yakin Kogyo Co., Ltd.	2,000	6,361
Nippon Yusen K.K.	11,405	48,174
Nipro Corp.	1,000	19,429
Nishimatsu Construction Co., Ltd.	4,000	4,926
*Nishimatsuya Chain Co., Ltd.	2,600	24,219
Nishi-Nippon Railroad Co., Ltd.	3,000	12,497
*Nissan Motor Co., Ltd.	9,000	68,907
Nissan Shatai Co., Ltd.	1,000	7,081
#Nissha Printing Co., Ltd.	500	13,543
Nisshin Oillio Group, Ltd. (The)	2,000	10,002
#Nisshin Seifun Group, Inc.	3,500	42,750
Nisshin Steel Co., Ltd.	16,000	26,824
Nisshinbo Holdings, Inc.	2,000	20,675
Nissin Foods Holdings Co., Ltd.	1,100	38,434
*Nissin Kogyo Co., Ltd.	700	10,212
Nitori Co., Ltd.	200	17,229
Nitta Corp.	800	12,442
#Nitto Boseki Co., Ltd.	14,000	32,205
Nitto Denko Corp.	1,900	65,733
Nitto Kogyo Corp.	700	6,278
*NKSJ Holdings, Inc.	17,200	100,538
NOF Corp.	2,000	8,232
Nohmi Bosai, Ltd.	3,000	17,218
NOK Corp.	3,900	63,733
Nomura Holdings, Inc.	10,800	60,732
Nomura Holdings, Inc. ADR	14,000	78,820
*Nomura Real Estate Holdings, Inc.	400	4,918
Nomura Research Institute, Ltd.	1,200	23,818
NSK, Ltd.	11,000	78,070
NTN Corp.	8,000	34,637
NTT Data Corp.	5	18,191
NTT DoCoMo, Inc.	29	46,073
NTT DoCoMo, Inc. Sponsored ADR	5,596	89,032
Obayashi Corp.	11,000	46,851
Obic Co., Ltd.	60	11,328
Odakyu Electric Railway Co., Ltd.	2,000	18,248
Ogaki Kyoritsu Bank, Ltd. (The)	2,000	6,357
*Ohara, Inc.	300	4,704
Oiles Corp.	1,500	24,698
Oita Bank, Ltd. (The)	2,000	6,255
Oji Paper Co., Ltd.	9,000	43,435
Okasan Securities Group, Inc.	2,000	7,551
#*Oki Electric Industry Co., Ltd.	12,000	9,573
Okinawa Electric Power Co., Ltd.	200	10,238
*OKUMA Corp.	2,000	12,029
Okumura Corp.	7,000	25,054

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*Okura Industrial Co., Ltd.	2,000	$5,733
Olympus Corp.	2,000	53,634
Omron Corp.	2,800	67,569
Ono Pharmaceutical Co., Ltd.	300	12,430
Osaka Gas Co., Ltd.	17,000	62,745
Osaki Electric Co., Ltd.	1,000	8,647
OSG Corp.	1,100	12,086
Otsuka Corp.	600	39,066
#Pacific Metals Co., Ltd.	2,000	14,331
PanaHome Corp.	5,000	30,665
Panasonic Corp. Sponsored ADR	13,800	182,988
Panasonic Electric Works Co., Ltd.	4,000	50,709
Parco Co., Ltd.	900	6,544
Pigeon Corp.	700	25,787
*Pioneer Electronic Corp.	1,000	3,648
Pronexus, Inc.	600	3,110
*Renesas Electronics Corp.	400	3,811
Rengo Co., Ltd.	3,000	19,373
#Resona Holdings, Inc.	2,800	30,644
Ricoh Co., Ltd.	9,000	124,298
Rinnai Corp.	600	32,139
Rohm Co., Ltd.	1,100	69,321
Rohto Pharmaceutical Co., Ltd.	1,000	12,266
Roland Corp.	1,200	14,192
Roland DG Corp.	700	9,167
Royal Holdings Co., Ltd.	1,800	18,032
*Ryobi, Ltd.	9,000	29,487
#*Ryohin Keikaku Co., Ltd.	725	26,757
Ryosan Co., Ltd.	500	12,750
Ryoyo Electro Corp.	2,000	21,350
#*Sagami Chain Co., Ltd.	4,000	22,744
Saibu Gas Co., Ltd.	4,000	11,115
Sakata Seed Corp.	1,800	24,219
Sanden Corp.	2,000	6,548
Sanei-International Co., Ltd.	400	5,128
San-in Godo Bank, Ltd. (The)	2,000	14,689
Sanki Engineering Co., Ltd.	3,000	23,717
*Sankyu, Inc.	8,000	33,667
#*Sanyo Electric Co., Ltd.	5,000	7,870
Sapporo Hokuyo Holdings, Inc.	8,000	37,896
Sapporo Holdings, Ltd.	2,000	9,608
*Sawai Pharmaceutical Co., Ltd.	500	44,379
SBI Holdings, Inc.	178	23,616
Secom Co., Ltd.	1,100	50,533
Sega Sammy Holdings, Inc.	2,000	29,413
Seiko Epson Corp.	2,300	30,143
Seiren Co., Ltd.	1,800	10,865
Sekisui Chemical Co., Ltd.	7,000	47,228
Sekisui House, Ltd.	6,000	53,146
Sekisui Plastics Co., Ltd.	5,000	26,231
Senshukai Co., Ltd.	1,600	9,233
Seven & I Holdings Co., Ltd.	3,800	90,703
Sharp Corp.	9,000	98,530
Shiga Bank, Ltd.	6,000	36,600
Shikoku Bank, Ltd.	3,000	9,577
Shikoku Electric Power Co., Inc.	900	26,517
Shima Seiki Manufacturing Co., Ltd.	300	6,606
Shimachu Co., Ltd.	600	10,926
Shimadzu Corp.	7,000	53,524
Shimizu Corp.	7,000	26,390
*Shindengen Electric Manufacturing Co., Ltd.	1,000	3,814

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Shin-Etsu Chemical Co., Ltd.	1,900	$94,404
#*Shinsei Bank, Ltd.	5,000	4,599
Shionogi & Co., Ltd.	1,000	20,445
SHIP HEALTHCARE HOLDINGS, Inc.	5	3,355
Shiroki Corp.	5,000	11,379
Shiseido Co., Ltd.	1,300	29,005
Shizuoka Bank, Ltd.	5,000	41,546
Shizuoka Gas Co., Ltd.	3,000	20,150
*Showa Corp.	1,800	9,983
Showa Denko K.K.	14,000	27,663
Showa Shell Sekiyu K.K.	2,300	16,927
Sinanen Co., Ltd.	4,000	16,569
SKY Perfect JSAT Holdings, Inc.	27	9,540
SMC Corp.	300	39,654
Sohgo Security Services Co., Ltd.	800	8,090
Sojitz Corp.	23,800	37,746
Sony Corp.	300	9,386
Sony Corp. Sponsored ADR	10,526	328,622
Sony Financial Holdings, Inc.	3	10,869
Sotetsu Holdings, Inc.	3,000	13,821
Space Co., Ltd.	200	1,431
Square Enix Holdings Co., Ltd.	300	5,771
SRA Holdings	600	5,512
Star Micronics Co., Ltd.	700	7,435
Starzen Co., Ltd.	3,000	8,340
Sugi Holdings Co., Ltd.	1,200	26,316
*Sumco Corp.	1,800	34,065
Suminoe Textile Co., Ltd.	5,000	9,330
Sumisho Computer Systems Corp.	1,600	24,553
Sumitomo Bakelite Co., Ltd.	2,000	10,419
#Sumitomo Chemical Co., Ltd.	15,231	65,957
Sumitomo Corp.	9,500	100,828
Sumitomo Electric Industries, Ltd.	8,100	94,477
Sumitomo Forestry Co., Ltd.	1,300	9,978
Sumitomo Heavy Industries, Ltd.	6,000	35,104
Sumitomo Metal Industries, Ltd.	3,000	7,245
Sumitomo Metal Mining Co., Ltd.	8,000	106,399
Sumitomo Mitsui Financial Group, Inc.	11,100	342,093
Sumitomo Osaka Cement Co., Ltd.	11,000	20,591
Sumitomo Realty & Development Co., Ltd.	1,000	17,979
Sumitomo Rubber Industries, Ltd.	1,400	13,837
Sumitomo Trust & Banking Co., Ltd.	13,000	71,943
Sumitomo Warehouse Co., Ltd.	3,000	14,375
Suruga Bank, Ltd.	4,000	35,980
Suzuken Co., Ltd.	300	10,488
Suzuki Motor Corp.	1,500	31,397
Sysmex Corp.	700	40,180
T&D Holdings, Inc.	900	19,638
*Tadano, Ltd.	1,000	4,910
*Taiheiyo Cement Corp.	5,000	6,773
Taisei Corp.	19,000	37,936
Taisho Pharmaceutical Co., Ltd.	1,000	19,461
Taiyo Nippon Sanso Corp.	2,000	17,456
#Taiyo Yuden Co., Ltd.	2,000	25,574
Takamatsu Construction Group Co., Ltd.	700	8,517
Takara Holdings, Inc.	4,000	21,585
Takara Standard Co., Ltd.	5,000	32,264
#Takasago Thermal Engineering Co., Ltd.	3,000	25,792
Takashimaya Co., Ltd.	8,000	61,987
Takata Corp.	1,000	19,688
Takeda Pharmaceutical Co., Ltd.	1,900	87,188

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Tayca Corp.	3,000	$8,590
TDK Corp. Sponsored ADR	1,200	71,820
Teijin, Ltd.	17,000	54,009
Tenma Corp.	1,000	10,773
Terumo Corp.	700	36,767
#THK Co., Ltd.	1,700	33,422
TKC, Corp.	400	6,837
Toagosei Co., Ltd.	3,000	13,287
Tochigi Bank, Ltd.	5,000	20,588
Toei Co., Ltd.	6,000	25,754
Toho Bank, Ltd.	3,000	8,804
TOHO Co., Ltd. (6895200)	1,500	24,793
TOHO Co., Ltd. (6895211)	1,000	3,578
Toho Gas Co., Ltd.	4,000	20,181
#Toho Zinc Co., Ltd.	5,000	18,180
Tohuku Electric Power Co., Inc.	2,900	62,519
Tokai Carbon Co., Ltd.	8,000	42,189
Tokai Rika Co., Ltd.	400	6,771
Tokai Rubber Industries, Ltd.	2,800	33,181
Tokai Tokyo Financial Holdings, Inc.	7,000	25,391
Token Corp.	120	3,475
Tokio Marine Holdings, Inc.	2,500	68,350
Tokushu Tokai Paper Co., Ltd.	4,000	9,769
Tokuyama Corp.	5,000	25,034
Tokyo Broadcasting System, Inc.	1,600	20,384
#Tokyo Dome Corp.	2,000	5,302
Tokyo Electric Power Co., Ltd.	6,300	172,790
Tokyo Electron, Ltd.	1,200	64,360
Tokyo Energy & Systems, Inc.	2,000	13,600
Tokyo Gas Co., Ltd.	15,000	68,020
Tokyo Ohka Kogyo Co., Ltd.	500	8,566
#*Tokyo Seimitsu Co., Ltd.	700	9,501
Tokyo Steel Manufacturing Co., Ltd.	400	4,778
Tokyo Tatemono Co., Ltd.	8,000	26,029
Tokyo Tomin Bank, Ltd.	500	5,478
Tokyu Corp.	3,000	12,903
Tokyu Land Corp.	12,000	43,568
Tonami Holdings Co., Ltd.	3,000	6,406
TonenGeneral Sekiyu K.K.	2,000	18,039
Toppan Forms Co., Ltd.	1,300	12,494
Toppan Printing Co., Ltd.	8,000	65,835
Topre Corp.	300	2,150
Toray Industries, Inc.	10,000	53,540
*Toshiba Corp.	16,000	83,701
#Toshiba Machine Co., Ltd.	8,000	29,056
Toshiba TEC Corp.	2,000	7,260
Tosoh Corp.	12,000	32,050
TOTO, Ltd.	8,000	54,554
Toyo Ink Manufacturing Co., Ltd.	3,000	11,604
Toyo Seikan Kaisha, Ltd.	3,100	49,782
Toyo Tire & Rubber Co., Ltd.	12,000	27,793
Toyobo Co., Ltd.	22,000	37,666
Toyota Auto Body Co., Ltd.	600	8,270
#Toyota Boshoku Corp.	600	9,475
Toyota Motor Corp.	1,600	56,166
*Toyota Motor Corp. Sponsored ADR	6,600	463,518
Toyota Tsusho Corp.	4,700	71,381
Trend Micro, Inc.	500	14,744
Trusco Nakayama Corp.	400	5,987
Tsubakimoto Chain Co.	2,000	8,358
#Tsugami Corp.	6,000	37,539

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Tsumura & Co.	500	$15,020
Ube Industries, Ltd.	12,000	29,979
Ulvac, Inc.	300	5,894
Uni-Charm Corp.	300	35,619
UNY Co., Ltd.	3,000	23,157
U-Shin, Ltd.	1,600	14,672
Ushio, Inc.	700	11,870
USS Co., Ltd.	470	35,218
Vital KSK Holdings, Inc.	1,000	5,773
Wacoal Corp.	3,000	39,244
*Wacom Co., Ltd.	12	16,856
West Japan Railway Co.	11	40,672
Xebio Co., Ltd.	1,700	33,650
Yachiyo Bank, Ltd. (The)	400	7,729
Yahoo! Japan Corp.	43	16,491
Yaizu Suisankagaku Industry Co., Ltd.	200	2,332
Yakult Honsha Co., Ltd.	1,300	37,585
Yamada Denki Co., Ltd.	160	10,799
Yamagata Bank, Ltd.	2,000	9,362
Yamaguchi Financial Group, Inc.	3,000	28,025
Yamaha Corp.	2,500	27,705
*Yamaha Motor Co., Ltd.	2,500	32,306
Yamanashi Chuo Bank, Ltd.	2,000	8,056
Yamatake Corp.	500	12,742
*Yamato Holdings Co., Ltd.	1,000	12,396
*Yamato Kogyo Co., Ltd.	1,600	38,911
Yamazaki Baking Co., Ltd.	1,000	12,677
#Yaskawa Electric Corp.	3,000	22,553
Yellow Hat, Ltd.	400	2,764
Yodogawa Steel Works, Ltd.	2,000	8,392
*Yokogawa Electric Corp.	6,400	37,765
Yokohama Rubber Co., Ltd.	3,000	16,016
Yondenko Corp.	2,000	8,600
Yorozu Corp.	600	8,736
#Yoshinoya Holdings Co., Ltd.	23	26,373

TOTAL JAPAN		20,236,153

NETHERLANDS — (2.9%)
Aalberts Industries NV	3,359	50,119
*Aegon NV	13,285	79,797
Akzo Nobel NV	2,679	157,660
#Arcadis NV	510	9,883
ArcelorMittal NV	4,360	133,481
#*ASM International NV	503	12,786
ASML Holding NV	1,783	57,226
ASML Holding NV ADR	3,200	103,008
#B, Inc. Bank NV	616	8,641
*Crucell NV ADR	2,300	44,551
#*Draka Holding NV	1,428	21,743
#Fugro NV	1,228	64,854
*Heijmans NV	1,353	21,451
Heineken NV	1,801	81,515
Hunter Douglas NV	235	9,018
Imtech NV	429	11,966
*ING Groep NV Sponsored ADR	50,375	484,608
*Kendrion NV	337	4,328
Koninklijke (Royal) KPN NV Sponsored ADR	1,400	20,090
Koninklijke Ahold NV	6,413	82,350
Koninklijke Bam Groep NV	6,603	31,928
Koninklijke Boskalis Westminster NV	539	22,263
Koninklijke DSM NV	3,045	144,383

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
Koninklijke KPN NV	1,826	$25,374
Koninklijke Philips Electronics NV	2,996	93,137
Koninklijke Ten Cate NV	1,088	29,060
Koninklijke Vopak NV	414	16,823
Mediq NV	1,957	36,155
#Nutreco NV	683	41,275
Philips Electronics NV ADR	10,686	332,548
*Randstad Holdings NV	2,589	116,262
Reed Elsevier NV	1,280	16,573
#Reed Elsevier NV ADR	2,200	56,914
SBM Offshore NV	2,407	38,003
#Sligro Food Group NV	296	8,408
*SNS Reaal Groep NV	1,408	7,747
Telegraaf Media Groep NV	286	5,402
TKH Group NV	1,058	20,958
#TNT NV	1,612	48,050
#*TomTom NV	2,056	12,384
Unilever NV	4,798	141,121
Unilever NV ADR	2,000	58,980
#*USG People NV	981	15,065
Wolters Kluwer NV	3,588	72,417

TOTAL NETHERLANDS		2,850,305

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	29,381	42,264
Fisher & Paykel Healthcare Corp., Ltd.	4,279	9,373
Fletcher Building, Ltd.	3,659	20,211
*New Zealand Refining Co., Ltd.	7,267	15,932
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	4,332
TrustPower, Ltd.	1,752	9,162

TOTAL NEW ZEALAND		101,274

NORWAY — (0.8%)
#Acergy SA	800	13,080
Aker Kvaerner ASA	5,216	67,506
Cermaq ASA	800	7,325
Copeinca ASA	1,200	8,157
DnB NOR ASA Series A	7,360	91,074
#*DNO International ASA	28,000	38,317
*Dockwise, Ltd. ASA	1,000	24,969
*DOF ASA	1,800	13,021
Fred Olsen Energy ASA	80	2,349
#Frontline, Ltd. ASA	160	4,883
Ganger Rolf ASA	240	4,913
Marine Harvest ASA	26,000	19,542
#Norsk Hydro ASA	9,390	50,357
#*Norske Skogindustrier ASA Series A	2,500	3,057
Orkla ASA	10,520	87,072
*Petroleum Geo-Services ASA	25	224
Prosafe ASA	1,912	8,860
*Prosafe Production Public, Ltd. ASA	3,712	7,691
Schibsted ASA	400	8,938
#SeaDrill, Ltd. ASA	3,000	69,356
#*Sevan Marine ASA	1,300	1,318
StatoilHydro ASA	1,958	39,601
StatoilHydro ASA Sponsored ADR	5,400	109,782
*Storebrand ASA	2,760	16,298
*Subsea 7, Inc. P.L.C.	800	13,610
Telenor ASA	1,600	24,624
#TGS Nopec Geophysical Co. ASA	865	11,451
#Tomra Systems ASA	1,800	8,817

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

NORWAY — (Continued)
#Veidekke ASA	1,400	$9,242
Yara International ASA	1,150	43,178

TOTAL NORWAY		808,612

PORTUGAL — (0.3%)
#Banco BPI SA	2,434	5,393
#Banco Comercial Portugues SA	27,933	24,114
#Banco Espirito Santo SA	6,796	32,495
Brisa SA	1,381	9,009
Cimpor Cimentos de Portugal SA	1,352	8,216
#Energias de Portugal SA	12,937	42,538
#Galp Energia SGPS SA Series B	1,834	29,989
*Impresa SGPS SA	1,093	2,320
#Jeronimo Martins SGPS SA	1,413	15,435
#Martifer SGPS SA	472	1,132
#Portucel-Empresa Produtora de Pasta de Papel SA	11,580	33,222
Portugal Telecom SA	1,124	12,367
Portugal Telecom SGPS SA Sponsored ADR	2,200	24,134
Redes Energeticas Nacionais SA	5,988	20,552
Sociedade de Investimento e Gestao SGPS SA	1,346	13,308
Sonae SGPS SA	5,281	5,551
*Sonaecom SGPS SA	1,724	3,355
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	3,399

TOTAL PORTUGAL		286,529

SINGAPORE — (0.9%)
Allgreen Properties, Ltd.	27,000	23,287
*Asia Food & Properties, Ltd.	21,000	8,529
Asia Pacific Breweries, Ltd.	3,000	32,926
*Banyan Tree Holdings, Ltd.	47,000	30,069
*Bund Center Investment, Ltd.	10,500	4,556
*CapitaLand, Ltd.	9,000	26,270
City Developments, Ltd.	11,000	98,106
*Guocoland, Ltd.	17,000	27,213
Jardine Cycle & Carriage, Ltd.	1,025	27,028
K1 Ventures, Ltd.	21,000	2,168
Keppel Corp., Ltd.	4,000	27,522
Keppel Land, Ltd.	16,000	47,682
Keppel Telecommunications & Transportation, Ltd.	3,000	2,807
*K-Green Trust	800	677
NSL, Ltd.	2,000	2,073
Raffles Education Corp., Ltd.	13,277	2,836
SembCorp Industries, Ltd.	4,000	12,438
SembCorp Marine, Ltd.	7,000	20,645
Singapore Airlines, Ltd.	2,000	23,010
Singapore Airport Terminal Services, Ltd.	1,460	3,141
Singapore Exchange, Ltd.	4,000	22,580
Singapore Land, Ltd.	7,000	34,336
Singapore Press Holdings, Ltd.	7,000	21,289
Singapore Telecommunications, Ltd.	17,000	39,074
Stamford Land Corp., Ltd.	32,000	12,383
StarHub, Ltd.	17,000	29,525
*Straits Asia Resources, Ltd.	16,000	24,426
United Industrial Corp., Ltd.	40,000	63,565
UOB-Kay Hian Holdings, Ltd.	11,000	12,233
UOL Group, Ltd.	14,000	40,762
*Venture Corp., Ltd.	2,000	13,472
Wheelock Properties, Ltd.	20,000	27,822
Wilmar International, Ltd.	4,000	18,478
Wing Tai Holdings, Ltd.	20,000	26,534
Yangzijiang Shipbuilding Holdings, Ltd.	72,000	76,905

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Yanlord Land Group, Ltd.	7,000	$9,600

TOTAL SINGAPORE		895,967

SPAIN — (2.7%)
Abengoa SA	312	8,191
Abertis Infraestructuras SA	1,665	28,101
Acciona SA	382	33,628
Actividades de Construccion y Servicios SA	1,062	46,015
Almirall SA	479	4,536
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,691	332,094
#Banco de Sabadell SA	15,551	88,304
*Banco de Valencia SA	4,470	26,822
Banco Espanol de Credito SA	1,128	11,465
Banco Guipuzcoano SA	3,876	24,886
Banco Pastor SA	2,669	14,004
Banco Popular Espanol SA	6,632	43,819
#Banco Santander SA	22,685	294,704
Banco Santander SA Sponsored ADR	35,241	450,028
Bankinter SA	3,821	28,569
*Baron de Ley SA	128	5,965
Bolsas y Mercados Espanoles SA	993	25,623
Caja de Ahorros del Mediterraneo SA	233	1,855
Cementos Portland Valderrivas SA	155	2,606
Cia Espanola de Petroleos SA	174	3,909
Cintra Concesiones de Infraestructuras de Transporte SA	7,020	61,447
Construcciones y Auxiliar de Ferrocarriles SA	25	11,248
Criteria Caixacorp SA	8,824	43,048
Duro Felguera SA	2,762	29,534
Ebro Foods SA	540	9,419
Faes Farma SA	1,239	4,229
Fomento de Construcciones y Contratas SA	737	19,129
*Gamesa Corp Tecnologica SA	2,136	18,616
Gas Natural SDG SA	3,426	57,202
*Gestevision Telec, Inc. SA	1,355	15,525
*Grifols SA	710	7,909
Grupo Catalana Occidente SA	257	4,816
*Grupo Empresarial Ence SA	9,705	33,160
Iberdrola Renovables SA	4,958	17,331
Iberdrola SA	19,567	137,682
*Indra Sistemas SA	739	12,054
Industria de Diseno Textil SA	1,292	85,468
Obrascon Huarte Lain SA	306	7,982
Pescanova SA	853	22,420
*Promotora de Informaciones SA	4,718	13,461
Prosegur Cia de Seguridad SA	249	12,239
*Realia Business SA	8,376	15,864
Red Electrica Corporacion SA	1,363	59,578
Repsol YPF SA	775	18,274
Repsol YPF SA Sponsored ADR	3,250	76,862
Sol Melia SA	3,189	26,618
*SOS Corp Alimentaria SA	1,651	3,698
*Tecnicas Reunidas SA	73	3,778
*Telecomunicaciones y Energia SA	1,983	7,304
Telefonica SA	1,276	28,896
Telefonica SA Sponsored ADR	3,475	237,829
Tubacex SA	1,104	3,698
Tubos Reunidos SA	1,662	4,203
Viscofan SA	472	13,667
*Vocento SA	844	4,332
Zardoya Otis SA	980	15,282

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
*Zardoya Otis SA I-10 Shares	49	$764

TOTAL SPAIN		2,619,690

SWEDEN — (2.2%)
AF AB	600	8,320
Alfa Laval AB	3,800	58,862
Assa Abloy AB Series B	1,356	29,976
Atlas Copco AB Series A	4,225	69,101
Atlas Copco AB Series B	1,343	20,034
Avanza Bank Holding AB	319	10,817
Axfood AB	232	6,616
Axis Communications AB	2,030	24,595
Bilia AB Series A	2,602	39,252
*Boliden AB	6,286	74,736
Bure Equity AB	5,035	18,476
*Cloetta AB	480	2,461
Duni AB	2,923	23,471
Electrolux AB Series B	4,100	91,489
#Elekta AB Series B	1,295	37,559
#*Eniro AB	5,659	7,424
Getinge AB	2,201	48,737
Hakon Invest AB	600	9,316
Hennes & Mauritz AB Series B	5,220	164,546
Hexagon AB	4,769	80,025
Hexpol AB	634	8,092
Holmen AB	1,000	26,252
Husqvarna AB Series B	3,150	22,242
Intrum Justitia AB	2,642	30,360
JM AB	665	10,854
#*LBI International AB	7,665	13,006
*Lindab International AB	600	7,230
*Loomis AB	160	1,726
#Meda AB Series A	1,632	13,088
Mekonomen AB	1,142	26,659
#*Micronic Mydata AB	11,440	17,337
Modern Times Group AB Series B	150	9,406
NCC AB Series B	660	11,681
#*Nobia AB	5,022	29,492
Nordea Bank AB	13,006	129,802
Oriflame Cosmetics SA	200	11,961
*Pa Resources AB	1,600	1,176
#Peab AB Series B	1,500	9,159
Ratos AB	1,500	42,824
*Rezidor Hotel Group AB	7,783	39,744
Sandvik AB	3,520	45,491
*SAS AB	6,947	25,192
Scania AB Series B	222	4,092
Securitas AB Series B	800	8,121
#Skandinaviska Enskilda Banken AB Series A	8,457	58,044
Skanska AB Series B	2,793	47,237
SKF AB Series B	3,000	57,241
SSAB AB Series A	378	5,473
Svenska Cellulosa AB Series B	7,460	107,610
Svenska Handelsbanken AB Series A	3,109	89,089
#*Swedbank AB Series A	3,191	36,422
Tele2 AB Series B	1,795	31,841
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,400	213,400
TeliaSonera AB	2,489	17,998
Trelleborg AB Series B	1,494	10,889
*Volvo AB Series A	2,300	27,056

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
*Volvo AB Series B	5,500	$68,544

TOTAL SWEDEN		2,141,644

SWITZERLAND — (5.6%)
ABB, Ltd. AG	6,272	126,605
ABB, Ltd. AG Sponsored ADR	5,400	108,972
#Adecco SA	1,733	88,358
*AFG Arbonia-Forster Holding AG	960	21,958
Allreal Holding AG	64	7,506
#Aryzta AG	960	39,220
Baloise Holding AG	1,071	85,814
Bank Coop AG	211	14,188
Bank Sarasin & Cie AG Series B	600	22,256
#Barry Callebaut AG	71	44,856
Basler Kantonalbank AG	89	11,961
Berner Kantonalbank AG	102	23,358
*Bobst Group AG	662	25,108
Bucher Industries AG	278	33,348
Burckhardt Compression Holding AG	65	12,490
#Charles Voegele Holding AG	527	21,828
*Clariant AG	926	12,278
Compagnie Financiere Richemont SA Series A	4,793	187,127
Conzzeta AG	19	32,571
Credit Suisse Group AG	2,640	119,664
Credit Suisse Group AG Sponsored ADR	9,400	426,478
Daetwyler Holding AG	429	27,956
#*Dufry AG	519	42,393
EGL AG	15	10,775
#Energiedienst Holding AG	195	9,734
Flughafen Zuerich AG	72	23,603
#Galenica Holding AG	103	41,372
*GAM Holdings, Ltd. AG	1,388	16,322
Geberit AG	505	82,583
*George Fisher AG	272	107,416
Helvetia Holding AG	72	22,319
Holcim, Ltd. AG	5,017	335,042
Implenia AG	638	17,721
Julius Baer Group, Ltd. AG	1,388	48,535
Kuoni Reisen Holding AG	99	30,824
#Liechtensteinische Landesbank AG	210	14,161
#*Logitech International SA	1,766	27,782
Luzerner Kantonalbank AG	41	12,046
#Metall Zug AG	5	13,584
*Meyer Burger Technology AG	990	26,724
Nestle SA	9,735	481,172
Nobel Biocare Holding AG	2,549	42,946
Novartis AG	1,850	89,934
*Novartis AG ADR	10,800	526,392
#*OC Oerlikon Corp AG	640	2,645
*Orascom Development Holding AG	654	37,646
*Panalpina Welttransport Holding AG	710	64,062
Partners Group Holding AG	108	15,242
Petroplus Holdings AG	4,172	64,706
*Precious Woods Holding AG	642	21,573
*Rieters Holdings AG	30	9,240
Roche Holding AG Bearer	82	11,529
Roche Holding AG Genusschein	3,598	467,834
Romande Energie Holding SA	2	3,034
Schindler Holding AG	142	12,472
SGS SA	37	51,983
Sonova Holding AG	610	74,022

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
#St. Galler Kantonalbank AG	24	$11,120
Straumann Holding AG	41	8,989
Sulzer AG	220	22,824
Swiss Life Holding AG	577	60,631
Swiss Reinsurance Co., Ltd. AG	3,509	161,589
Swisscom AG	223	83,517
Syngenta AG	157	34,675
Syngenta AG ADR	2,800	123,564
*Temenos Group AG	407	10,438
#*UBS AG	13,142	223,088
*UBS AG ADR	12,900	218,913
#Valiant Holding AG	47	9,140
Valora Holding AG	40	10,119
Verwaltungs und Privat-Bank AG	66	8,581
#Von Roll Holding AG	4,126	21,460
Vontobel Holdings AG	326	9,747
WMH Walter Meier Holding AG	60	7,483
Zehnder Group AG	12	18,196
Zuger Kantonalbank AG	2	9,176
Zurich Financial Services AG	379	88,450

TOTAL SWITZERLAND		5,494,968

UNITED KINGDOM — (18.7%)
Aberdeen Asset Management P.L.C.	12,404	27,316
Admiral Group P.L.C.	2,000	45,415
Aegis Group P.L.C.	22,647	41,646
*Aga Rangemaster Group P.L.C.	991	1,367
Aggreko P.L.C.	4,921	118,309
Amec P.L.C.	6,318	86,512
Amlin P.L.C.	8,802	58,671
*Anglo American P.L.C.	10,705	423,287
*Antisoma P.L.C.	45,297	3,975
Arriva P.L.C.	192	2,319
Ashmore Group P.L.C.	2,055	9,109
Ashtead Group P.L.C.	22,573	34,327
Associated British Foods P.L.C.	564	9,084
#AstraZeneca P.L.C. Sponsored ADR	9,100	459,004
Atkins WS P.L.C.	2,799	31,365
*Autonomy Corp. P.L.C.	3,220	83,085
Aveva Group P.L.C.	341	7,118
*Avis Europe P.L.C.	26,475	8,928
Aviva P.L.C.	29,918	167,535
*Axis-Shield P.L.C.	227	950
Babcock International Group P.L.C.	7,655	66,527
BAE Systems P.L.C.	13,451	65,947
Balfour Beatty P.L.C.	15,251	59,564
Barclays P.L.C.	47,118	247,044
Barclays P.L.C. Sponsored ADR	15,400	321,398
BBA Aviation P.L.C.	13,135	40,429
Beazley P.L.C.	4,572	8,607
Bellway P.L.C.	653	5,936
*Berkeley Group Holdings P.L.C. (The)	3,790	48,198
BG Group P.L.C.	13,721	220,045
BHP Billiton P.L.C.	6,880	210,765
BHP Billiton P.L.C. ADR	600	36,924
Bodycote P.L.C.	7,134	26,532
*Bovis Homes Group P.L.C.	984	5,309
Brammer P.L.C.	6,600	16,579
Brewin Dolphin Holdings P.L.C.	11,579	22,184
Brit Insurance Holdings NV	2,433	38,117
*British Airways P.L.C.	6,189	21,296

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
British American Tobacco P.L.C.	4,848	$166,794
British American Tobacco P.L.C. Sponsored ADR	1,000	68,930
British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	94,269
Britvic P.L.C.	4,445	33,487
BSS Group P.L.C.	5,291	37,137
BT Group P.L.C. Sponsored ADR	5,700	127,566
*BTG P.L.C.	7,993	26,710
Bunzl P.L.C.	2,986	32,328
Burberry Group P.L.C.	1,138	15,030
Cable & Wireless Worldwide P.L.C.	8,757	9,172
*Cairn Energy P.L.C.	13,490	98,813
Capita Group P.L.C.	6,535	73,724
*Capital & Regional P.L.C.	2,940	1,409
Carillion P.L.C.	14,658	69,211
Carnival P.L.C.	945	34,131
Carnival P.L.C. ADR	1,000	36,400
*Carphone Warehouse Group P.L.C.	2,133	7,698
Catlin Group, Ltd. P.L.C.	8,661	52,248
Centrica P.L.C.	28,827	137,399
Charter International P.L.C.	4,725	53,517
Chemring Group P.L.C.	221	10,011
Close Brothers Group P.L.C.	835	8,798
Cobham P.L.C.	16,984	63,290
*Colt Group SA	3,584	7,254
Compass Group P.L.C.	9,273	77,098
Computacenter P.L.C.	6,025	25,946
Connaught P.L.C.	1,318	738
*Cookson Group P.L.C.	5,538	38,597
Cranswick P.L.C.	169	2,311
Croda International P.L.C.	1,088	21,970
*CSR P.L.C.	6,238	33,460
Daily Mail & General Trust P.L.C. Series A	6,452	49,125
Dairy Crest Group P.L.C.	3,168	19,183
*Dana Petroleum P.L.C.	2,086	56,006
Davis Service Group P.L.C.	640	3,754
De la Rue P.L.C.	2,414	27,769
*Debenhams P.L.C.	27,433	26,474
Dechra Pharmaceuticals P.L.C.	1,285	8,386
Devro P.L.C.	12,333	40,664
Diageo P.L.C.	2,096	36,375
Diageo P.L.C. Sponsored ADR	3,600	251,568
Dignity P.L.C.	709	7,821
Dimension Data Holdings P.L.C.	19,193	37,075
Drax Group P.L.C.	3,708	22,320
DS Smith P.L.C.	3,133	7,080
*DSG International P.L.C.	80,089	33,689
*eaga P.L.C.	10,827	18,023
*easyJet P.L.C.	6,868	43,084
Electrocomponents P.L.C.	2,964	10,462
Elementis P.L.C.	28,161	34,259
*EnQuest P.L.C.	1,846	3,389
Eurasian Natural Resources Corp. P.L.C.	2,281	32,410
Evolution Group P.L.C.	13,008	17,075
Experian P.L.C.	13,402	132,017
F&C Asset Management P.L.C.	28,896	22,921
Fenner P.L.C.	2,053	7,097
Filtrona P.L.C.	2,925	10,992
*Firstgroup P.L.C.	10,256	59,198
Forth Ports P.L.C.	1,647	32,849
Fresnillo P.L.C.	320	5,171
Fuller Smith & Turner P.L.C.	636	5,588

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
G4S P.L.C.	16,258	$66,006
*Galiform P.L.C.	19,467	21,960
Galliford Try P.L.C.	1,974	9,545
Game Group P.L.C.	2,607	2,918
*Gem Diamonds, Ltd. P.L.C.	3,300	11,334
Genus P.L.C.	1,188	13,326
GlaxoSmithKline P.L.C. Sponsored ADR	12,750	448,418
Go-Ahead Group P.L.C.	891	15,601
Greene King P.L.C.	7,915	55,006
Greggs P.L.C.	2,161	15,071
Halfords Group P.L.C.	1,884	14,217
Halma P.L.C.	2,583	11,253
Hargreaves Lansdown P.L.C.	7,474	42,543
Hays P.L.C.	27,061	38,313
Headlam Group P.L.C.	999	3,995
Helical Bar P.L.C.	4,049	18,846
Henderson Group P.L.C.	12,808	26,287
*Heritage Oil P.L.C.	3,429	22,075
Hikma Pharmaceuticals P.L.C.	4,073	45,784
Hill & Smith Holdings P.L.C.	1,217	5,504
Hiscox, Ltd. P.L.C.	7,950	44,382
HMV Group P.L.C.	3,923	3,714
Holidaybreak P.L.C.	1,228	5,013
*Home Retail Group P.L.C.	14,675	54,989
Homeserve P.L.C.	342	11,690
HSBC Holdings P.L.C. Sponsored ADR	23,837	1,217,594
Hunting P.L.C.	602	4,912
Hyder Consulting P.L.C.	2,770	15,163
IG Group Holdings P.L.C.	1,749	12,989
*Imagination Technologies Group P.L.C.	4,965	25,612
IMI P.L.C.	7,973	89,253
Imperial Tobacco Group P.L.C.	8,505	240,662
*Inchcape P.L.C.	5,510	25,815
Informa P.L.C.	11,597	71,426
Inmarsat P.L.C.	2,441	28,240
*Innovation Group P.L.C.	116,123	20,960
Intercontinental Hotels Group P.L.C. ADR	3,675	63,945
Intermediate Capital Group P.L.C.	6,064	25,237
International Personal Finance P.L.C.	2,220	8,453
International Power P.L.C.	36,249	203,241
Interserve P.L.C.	1,206	3,750
Intertek Group P.L.C.	598	14,800
Invensys P.L.C.	12,141	50,890
Investec P.L.C.	8,716	67,642
*IP Group P.L.C.	7,800	3,851
ITE Group P.L.C.	6,026	14,029
*ITV P.L.C.	72,400	58,721
Jardine Lloyd Thompson Group P.L.C.	4,314	39,942
*JJB Sports P.L.C.	47,862	9,026
John Wood Group P.L.C.	6,063	34,012
Johnson Matthey P.L.C.	2,830	75,057
Keller Group P.L.C.	3,054	26,304
Kesa Electricals P.L.C.	3,133	6,171
Kier Group P.L.C.	387	6,303
Kingfisher P.L.C.	44,158	149,150
Ladbrokes P.L.C.	4,695	9,972
Laird P.L.C.	1,699	3,274
Lamprell P.L.C.	8,952	38,328
*Lancashire Holdings, Ltd. P.L.C.	3,915	32,950
Legal & General Group P.L.C.	59,492	83,515
*Lloyds Banking Group P.L.C.	132,858	143,395

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Lloyds Banking Group P.L.C. Sponsored ADR	23,290	$100,147
Logica P.L.C.	33,878	57,610
London Stock Exchange Group P.L.C.	639	6,486
*Lonmin P.L.C.	2,846	70,030
Man Group P.L.C.	23,790	81,048
Marks & Spencer Group P.L.C.	15,598	84,309
Marshalls P.L.C.	2,042	2,894
Marston’s P.L.C.	19,493	29,413
McBride P.L.C.	7,116	15,553
Meggitt P.L.C.	6,583	30,885
Melrose P.L.C.	19,025	69,735
Michael Page International P.L.C.	5,738	34,902
Micro Focus International P.L.C.	3,936	25,532
Millennium & Copthorne Hotels P.L.C.	6,202	47,305
*Misys P.L.C.	11,503	45,544
*Mitchells & Butlers P.L.C.	6,146	30,061
Mitie Group P.L.C.	16,416	53,782
Mondi P.L.C.	11,114	78,547
Morgan Crucible Co. P.L.C.	2,403	8,103
Morgan Sindall P.L.C.	2,809	24,154
Mothercare P.L.C.	1,256	10,285
Mouchel Group P.L.C.	1,281	2,507
N Brown Group P.L.C.	2,218	7,904
National Grid P.L.C.	6,678	53,493
National Grid P.L.C. Sponsored ADR	1,868	75,803
Next P.L.C.	1,267	42,707
Northern Foods P.L.C.	5,556	3,812
*Northgate P.L.C.	3,633	10,504
Northumbrian Water Group P.L.C.	10,846	56,480
Oxford Instruments P.L.C.	113	581
Pace P.L.C.	5,676	18,796
*PartyGaming P.L.C.	6,272	29,510
Pearson P.L.C. Sponsored ADR	11,377	178,278
Pennon Group P.L.C.	6,075	56,196
*Persimmon P.L.C.	3,184	17,648
Petrofac, Ltd. P.L.C.	1,846	36,185
Petropavlovsk P.L.C.	2,805	44,413
Phoenix IT Group, Ltd. P.L.C.	1,162	4,079
*Premier Foods P.L.C.	26,772	7,980
*Premier Oil P.L.C.	1,165	26,652
*Prostrakan Group P.L.C.	7,767	8,958
Provident Financial P.L.C.	613	7,759
Prudential P.L.C.	17,775	154,684
PV Crystalox Solar P.L.C.	4,610	4,290
PZ Cussons P.L.C.	2,842	15,302
Qinetiq P.L.C.	24,395	47,212
Rank Group P.L.C.	6,444	12,031
Rathbone Brothers P.L.C.	535	6,968
Reckitt Benckiser Group P.L.C.	2,429	119,096
*Redrow P.L.C.	8,714	14,637
Reed Elsevier P.L.C. ADR	2,200	76,362
Regus P.L.C.	6,442	7,577
Renishaw P.L.C.	1,838	23,963
*Renovo Group P.L.C.	17,392	6,475
*Rentokil Initial P.L.C.	41,610	66,781
*Resolution, Ltd.	1,444	5,312
Restaurant Group P.L.C.	5,452	19,611
Rexam P.L.C.	21,318	103,387
Rightmove P.L.C.	2,579	26,437
Rio Tinto P.L.C.	1,415	73,234
Rio Tinto P.L.C. Sponsored ADR	5,200	269,984

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*Rolls-Royce Group P.L.C.	31,147	$283,463
Rotork P.L.C.	450	10,660
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,000	78,800
Royal Dutch Shell P.L.C. ADR	6,300	336,546
Royal Dutch Shell P.L.C. Series B	6,651	175,714
RPC Group P.L.C.	6,372	26,538
RPS Group P.L.C.	8,633	26,411
RSA Insurance Group P.L.C.	25,376	50,740
SABmiller P.L.C.	7,729	234,664
Sage Group P.L.C.	23,734	88,957
Sainsbury (J.) P.L.C.	16,890	91,102
*Salamander Energy P.L.C.	3,020	11,387
Savills P.L.C.	6,177	30,905
Schroders P.L.C.	2,494	50,349
Schroders P.L.C. Non-Voting	566	9,462
Scottish & Southern Energy P.L.C.	6,013	104,628
Senior P.L.C.	17,526	35,043
Serco Group P.L.C.	6,768	58,768
Severfield-Rowen P.L.C.	5,972	20,454
Severn Trent P.L.C.	4,470	91,817
Shanks Group P.L.C.	3,683	6,036
Shire P.L.C. ADR	1,800	123,966
*SIG P.L.C.	13,861	22,009
#Smith & Nephew P.L.C. Sponsored ADR	2,100	91,602
Smiths Group P.L.C.	4,620	80,874
*Soco International P.L.C.	2,612	17,177
Spectris P.L.C.	3,589	50,949
Speedy Hire P.L.C.	13,614	4,951
Spirax-Sarco Engineering P.L.C.	1,260	30,856
Spirent Communications P.L.C.	8,253	16,575
*Sports Direct International P.L.C.	13,771	23,739
SSL International P.L.C.	4,730	87,582
St. James’s Place P.L.C.	3,661	15,878
*St. Modwen Properties P.L.C.	2,485	6,785
Stagecoach Group P.L.C.	2,368	6,253
Standard Chartered P.L.C.	14,125	408,095
Standard Life P.L.C.	29,757	94,388
*Synergy Health P.L.C.	1,599	16,749
*TalkTalk Telecom Group P.L.C.	4,267	8,202
*Taylor Wimpey P.L.C.	76,462	31,748
*Telecity Group P.L.C.	4,092	27,809
Tesco P.L.C.	37,420	229,472
Thomas Cook Group P.L.C.	6,532	18,641
Tomkins P.L.C.	13,741	69,776
Tomkins P.L.C. Sponsored ADR	900	18,252
*Travis Perkins P.L.C.	4,514	59,696
*Trinity Mirror P.L.C.	3,332	5,566
*TT electronics P.L.C.	2,291	3,822
TUI Travel P.L.C.	10,081	33,267
Tullett Prebon P.L.C.	1,103	5,891
Tullow Oil P.L.C.	8,086	156,186
*UK Coal P.L.C.	1,753	982
Ultra Electronics Holdings P.L.C.	409	10,355
Unilever P.L.C. Sponsored ADR	6,300	180,369
United Business Media P.L.C.	3,165	27,327
United Utilities Group P.L.C.	11,341	104,095
Vedanta Resources P.L.C.	504	19,295
Victrex P.L.C.	1,888	36,180
Vodafone Group P.L.C.	114,971	268,076
Vodafone Group P.L.C. Sponsored ADR	29,900	702,052
Weir Group P.L.C. (The)	5,091	93,802

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Wellstream Holdings P.L.C.	488	$3,840
WH Smith P.LC.	1,375	9,154
Whitbread P.L.C.	2,989	66,029
William Hill P.L.C.	2,842	7,440
William Morrison Supermarkets P.L.C.	34,657	144,117
Wincanton P.L.C.	1,461	5,442
*Wolseley P.L.C.	5,200	117,287
WPP P.L.C.	6,757	71,853
#WPP P.L.C. Sponsored ADR	1,900	101,308
WSP Group P.L.C.	1,153	6,312
Xchanging P.L.C.	3,063	9,608
Xstrata P.L.C.	34,079	542,100
*Yell Group P.L.C.	138,291	52,311
*Yule Catto & Co P.L.C.	1,365	4,398

TOTAL UNITED KINGDOM		18,363,212

TOTAL COMMON STOCKS		88,211,640

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Elia System Operator SA NV STRIP VVPR	179	42
#*Tessenderlo Chemie NV STRIP VVPR	61	29

TOTAL BELGIUM		71

FRANCE — (0.0%)
#*Establissements Maurel et Prom SA Warrants 06/30/14	579	98

UNITED KINGDOM — (0.0%)
*Resolution, Ltd. Rights 08/05/10	24,561	33,530

TOTAL RIGHTS/WARRANTS		33,699

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $640,000 FNMA 3.901%(r) 02/25/39, valued at $337,082) to be repurchased at $332,005	$332	332,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.5%)
§@DFA Short Term Investment Fund	5,824,711	5,824,711
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $3,574,254) to be repurchased at $3,504,229	$3,504	3,504,171

TOTAL SECURITIES LENDING COLLATERAL		9,328,882

TOTAL INVESTMENTS — (100.0%) (Cost $98,201,616)##		$97,906,221

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$755,212	$5,462,012	—	$6,217,224
Austria	—	289,788	—	289,788
Belgium	147,609	820,001	—	967,610
Canada	8,584,090	—	—	8,584,090
Denmark	140,828	451,713	—	592,541
Finland	136,981	1,163,582	—	1,300,563
France	842,331	5,874,686	—	6,717,017
Germany	916,796	4,195,914	—	5,112,710
Greece	30,952	331,404	—	362,356
Hong Kong	—	1,641,854	—	1,641,854
Ireland	31,833	276,626	—	308,459
Israel	422,010	244,806	—	666,816
Italy	154,519	1,497,739	—	1,652,258
Japan	2,753,639	17,482,514	—	20,236,153
Netherlands	1,100,699	1,749,606	—	2,850,305
New Zealand	4,332	96,942	—	101,274
Norway	109,782	698,830	—	808,612
Portugal	24,134	262,395	—	286,529
Singapore	18,705	877,262	—	895,967
Spain	1,391,517	1,228,173	—	2,619,690
Sweden	213,400	1,928,244	—	2,141,644
Switzerland	1,404,319	4,090,649	—	5,494,968
United Kingdom	5,487,946	12,875,266	—	18,363,212
Rights/Warrants
Belgium	—	71	—	71
France	98	—	—	98
United Kingdom	33,530	—	—	33,530
Temporary Cash Investments	—	332,000	—	332,000
Securities Lending Collateral	—	9,328,882	—	9,328,882

TOTAL	$24,705,262	$73,200,959	—	$97,906,221

See accompanying Notes to Schedules of Investments.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (88.1%)
AUSTRALIA — (4.6%)
Amcor, Ltd.	20,623	$122,638
Australia & New Zealand Banking Group, Ltd.	15,365	321,494
*Bank of Queensland, Ltd.	2,810	26,400
Bendigo Bank, Ltd.	7,800	57,898
*BlueScope Steel, Ltd.	30,800	66,276
#Boral, Ltd.	12,793	49,140
#Caltex Australia, Ltd.	2,781	25,838
Crown, Ltd.	8,764	63,255
#Fairfax Media, Ltd.	35,541	47,447
Goodman Fielder, Ltd.	22,714	27,423
Incitec Pivot, Ltd.	27,240	80,335
Lend Lease Group NL	5,248	34,629
Macquarie Group, Ltd.	3,701	124,946
National Australia Bank, Ltd.	10,015	228,448
OneSteel, Ltd.	17,119	46,420
Origin Energy, Ltd.	11,511	160,929
#Primary Health Care, Ltd.	7,009	22,869
*Qantas Airways, Ltd.	25,486	57,119
Santos, Ltd.	8,085	97,500
Sims Metal Management, Ltd.	2,223	35,795
*Sonic Healthcare, Ltd.	691	6,451
Suncorp-Metway, Ltd.	22,076	167,417
TABCORP Holdings, Ltd.	13,704	84,979
Washington H. Soul Pattinson & Co., Ltd.	4,770	56,195
Wesfarmers, Ltd.	21,339	601,149

TOTAL AUSTRALIA		2,612,990

AUSTRIA — (0.3%)
Erste Group Bank AG	1,681	67,277
OMV AG	124	4,146
Voestalpine AG	2,633	84,176

TOTAL AUSTRIA		155,599

BELGIUM — (0.8%)
Delhaize Group SA	3,089	228,063
*KBC Groep NV	2,524	111,093
#Solvay SA	636	62,233
#UCB SA	2,537	81,815

TOTAL BELGIUM		483,204

CANADA — (8.7%)
Astral Media, Inc. Class A	1,300	46,054
#BCE, Inc.	4,830	147,759
Canadian Pacific Railway, Ltd.	4,000	238,860
#Canadian Tire Corp. Class A	2,000	111,240
Canadian Utilities, Ltd. Class A	2,184	103,692
*CGI Group, Inc.	4,500	64,345
Empire Co., Ltd. Class A	500	27,236
Encana Corp.	14,690	449,109
Fairfax Financial Holdings, Ltd.	361	143,796
George Weston, Ltd.	1,000	76,368
*Gerdau Ameristeel Corp.	4,000	43,928
Husky Energy, Inc.	4,800	117,940
Industrial Alliance Insurance & Financial Services, Inc.	2,000	63,479
*Inmet Mining Corp.	2,500	122,197
Intact Financial Corp.	700	31,893
Loblaw Cos., Ltd.	1,800	76,426
Magna International, Inc. Class A	2,620	195,038

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
#Manitoba Telecom Services, Inc.	500	$13,438
Manulife Financial Corp.	7,200	114,438
#Metro, Inc. Class A	1,600	68,386
Nexen, Inc.	7,969	165,496
#*Sino-Forest Corp.	6,500	100,088
Sun Life Financial, Inc.	10,150	285,529
Suncor Energy, Inc.	4,286	141,289
Talisman Energy, Inc.	17,390	296,867
Teck Resources, Ltd. Class B	10,275	361,706
Telus Corp.	6,000	225,164
Thomson Reuters Corp.	10,278	384,307
#TransAlta Corp.	3,711	75,227
TransCanada Corp.	12,223	431,946
*Viterra, Inc.	4,000	31,321
Yamana Gold, Inc.	23,700	222,926

TOTAL CANADA		4,977,488

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	30	252,784
Carlsberg A.S. Series B	1,692	149,783
Danisco A.S.	1,400	106,423
*Danske Bank A.S.	11,003	258,399
*Jyske Bank A.S.	1,034	36,014
#*Sydbank A.S.	700	17,426

TOTAL DENMARK		820,829

FINLAND — (0.9%)
#Neste Oil Oyj	3,185	46,980
Sampo Oyj	1,762	43,041
Stora Enso Oyj Series R	14,570	117,920
UPM-Kymmene Oyj	21,001	304,763

TOTAL FINLAND		512,704

FRANCE — (8.0%)
*Air France-KLM SA	4,815	71,825
AXA SA Sponsored ADR	37,500	691,875
BNP Paribas SA	7,236	494,636
Capgemini SA	365	17,351
Casino Guichard Perrachon SA	1,170	101,945
Ciments Francais SA	244	19,682
CNP Assurances SA	4,580	94,571
#Compagnie de Saint-Gobain SA	7,901	336,274
Credit Agricole SA	22,096	301,582
*European Aeronautic Defence & Space Co. SA	9,143	216,647
GDF Suez SA	3,391	112,406
*Groupe Eurotunnel SA	6,619	48,651
#Lafarge SA	1,057	57,553
Lagardere SCA	3,281	120,799
*Natixis SA	4,656	24,803
#*Peugeot SA	4,276	126,793
PPR SA	1,901	254,488
#*Renault SA	4,200	187,799
Safran SA	666	17,970
SCOR SE	1,668	36,582
Societe Generale Paris SA	12,480	716,744
STMicroelectronics NV	18,300	150,273
Vivendi SA	14,320	343,468

TOTAL FRANCE		4,544,717

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (7.8%)
Allianz SE	7,152	$826,833
Bayerische Motoren Werke AG	11,216	603,711
#*Commerzbank AG	9,946	90,036
*Daimler AG	12,699	686,381
#Deutsche Bank AG	6,100	428,464
*Deutsche Lufthansa AG	7,439	121,320
*Deutsche Postbank AG	701	22,406
Deutsche Telekom AG	65,866	884,591
*E.ON AG	1,128	33,790
Fraport AG	482	25,057
Hannover Rueckversicherung AG	895	43,111
Heidelberger Zement AG	2,192	111,081
Munchener Rueckversicherungs-Gesellschaft AG	2,860	396,865
Porsche Automobil Holding SE	1,796	91,353
Salzgitter AG	1,060	71,101

TOTAL GERMANY		4,436,100

GREECE — (0.2%)
*EFG Eurobank Ergasias S.A.	10,682	82,236
Hellenic Petroleum S.A.	5,666	44,493

TOTAL GREECE		126,729

HONG KONG — (1.7%)
Cheung Kong Holdings, Ltd.	11,210	135,368
Great Eagle Holdings, Ltd.	8,217	21,513
Henderson Land Development Co., Ltd.	12,749	79,387
Hong Kong & Shanghai Hotels, Ltd.	13,000	20,675
Hutchison Whampoa, Ltd.	79,000	520,681
New World Development Co., Ltd.	61,009	109,090
Wheelock & Co., Ltd.	27,000	83,520

TOTAL HONG KONG		970,234

IRELAND — (0.3%)
#CRH P.L.C. Sponsored ADR	9,070	190,742

ISRAEL — (0.2%)
*Bank Hapoalim B.M.	9,833	39,685
*Bank Leumi Le-Israel B.M.	13,744	58,336

TOTAL ISRAEL		98,021

ITALY — (1.5%)
*Banca Monte Dei Paschi di Siena SpA	29,098	38,185
Banco Popolare Scarl	12,360	78,637
Intesa Sanpaolo SpA	75,619	249,584
Telecom Italia SpA	207,561	264,172
Unione di Banche Italiane ScpA	20,410	218,912

TOTAL ITALY		849,490

JAPAN — (18.4%)
77 Bank, Ltd. (The)	9,864	52,280
#AEON Co., Ltd.	15,800	169,115
Aisin Seiki Co., Ltd.	4,000	111,308
Ajinomoto Co., Inc.	17,000	160,728
Amada Co., Ltd.	7,000	45,623
Aozora Bank, Ltd.	13,000	17,232
Asahi Kasei Corp.	10,000	52,234
Bank of Kyoto, Ltd. (The)	12,000	99,964
Bridgestone Corp.	3,100	55,388
Canon Marketing Japan, Inc.	1,500	20,369
Chugoku Bank, Ltd. (The)	4,000	46,559

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Coca-Cola West Co., Ltd.	1,100	$19,920
Cosmo Oil Co., Ltd.	20,636	49,133
Credit Saison Co., Ltd.	3,600	45,630
Dai Nippon Printing Co., Ltd.	15,000	181,055
Daicel Chemical Industries, Ltd.	4,000	28,271
Daishi Bank, Ltd. (The)	12,000	41,493
Daiwa House Industry Co., Ltd.	10,000	98,209
Daiwa Securities Group, Inc.	30,000	129,710
Denso Corp.	2,800	80,171
*Fuji Heavy Industries, Ltd.	19,000	104,395
FUJIFILM Holdings Corp.	14,000	435,971
Fujikura, Ltd.	7,000	32,913
Fukuoka Financial Group, Inc.	19,000	78,995
Glory, Ltd.	1,400	32,593
Gunma Bank, Ltd. (The)	10,735	57,532
Hachijuni Bank, Ltd. (The)	8,000	45,684
Hakuhodo Dy Holdings, Inc.	460	23,338
Higo Bank, Ltd. (The)	7,000	38,266
#Hiroshima Bank, Ltd. (The)	11,000	43,213
*Hitachi, Ltd. Sponsored ADR	4,255	177,987
Hokkoku Bank, Ltd. (The)	10,750	42,286
House Foods Corp.	1,400	20,453
Hyakugo Bank, Ltd. (The)	8,000	35,149
Hyakujishi Bank, Ltd. (The)	9,000	33,755
Idemitsu Kosan Co., Ltd.	600	44,685
#*Inpex Corp.	15	73,378
Isetan Mitsukoshi Holdings, Ltd.	7,200	68,008
ITOCHU Corp.	14,600	113,631
Iyo Bank, Ltd. (The)	5,000	44,260
J Front Retailing Co., Ltd.	10,000	45,137
Joyo Bank, Ltd. (The)	8,000	32,317
JS Group Corp.	7,000	141,063
Juroku Bank, Ltd.	11,000	37,602
*JX Holdings, Inc.	56,740	307,359
Kagoshima Bank, Ltd. (The)	3,238	20,202
#Kajima Corp.	12,000	28,493
Kamigumi Co., Ltd.	5,000	39,192
Kaneka Corp.	9,000	55,581
*Kawasaki Kisen Kaisha, Ltd.	11,000	46,881
*Keiyo Bank, Ltd. (The)	5,000	25,008
Kinden Corp.	4,000	36,055
Kyocera Corp. Sponsored ADR	1,400	125,216
Kyowa Hakko Kirin Co., Ltd.	3,000	30,758
Marui Group Co., Ltd.	7,158	50,209
Mazda Motor Corp.	19,000	45,885
#Meiji Holdings Co., Ltd.	800	34,329
Mitsubishi Chemical Holdings Corp.	39,000	200,732
Mitsubishi Gas Chemical Co., Inc.	6,000	33,612
Mitsubishi Heavy Industries, Ltd.	78,000	291,887
Mitsubishi Logistics Corp.	3,000	34,430
*Mitsubishi Materials Corp.	22,000	58,519
#Mitsubishi Tanabe Pharma Corp.	4,000	58,502
Mitsubishi UFJ Financial Group, Inc. ADR	74,759	372,300
Mitsui Chemicals, Inc.	13,000	38,438
Mitsui O.S.K. Lines, Ltd.	2,000	13,517
Mitsumi Electric Co., Ltd.	1,500	25,043
Mizuho Financial Group, Inc. ADR	3,551	11,470
MS&AD Insurance Group Holdings, Inc.	7,819	173,026
Nagase & Co., Ltd.	3,111	34,104
Namco Bandai Holdings, Inc.	4,100	36,662
NEC Corp.	58,000	156,292

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Express Co., Ltd.	17,000	$68,931
Nippon Meat Packers, Inc.	4,000	52,479
Nippon Paper Group, Inc.	2,800	74,496
Nippon Sheet Glass Co., Ltd.	22,261	54,719
Nippon Television Network Corp.	150	20,960
Nippon Yusen K.K.	26,000	109,822
Nishi-Nippon Bank, Ltd.	18,779	54,547
*Nissan Motor Co., Ltd.	17,700	135,517
#Nisshin Steel Co., Ltd.	16,000	26,824
*NKSJ Holdings, Inc.	6,000	35,071
NOK Corp.	2,200	35,952
Obayashi Corp.	12,000	51,111
Ogaki Kyoritsu Bank, Ltd. (The)	5,000	15,893
Oji Paper Co., Ltd.	12,000	57,914
#Onward Holdings Co., Ltd.	3,000	22,552
Panasonic Corp. Sponsored ADR	6,659	88,298
Ricoh Co., Ltd.	19,000	262,406
Rohm Co., Ltd.	2,200	138,643
San-in Godo Bank, Ltd. (The)	3,000	22,034
Sapporo Hokuyo Holdings, Inc.	7,000	33,159
Seiko Epson Corp.	2,900	38,007
Sekisui Chemical Co., Ltd.	9,000	60,722
Sekisui House, Ltd.	13,000	115,150
Seven & I Holdings Co., Ltd.	7,800	186,179
Sharp Corp.	13,000	142,320
Shiga Bank, Ltd.	7,108	43,359
Shimizu Corp.	11,000	41,470
#*Shinsei Bank, Ltd.	22,000	20,237
Shizuoka Bank, Ltd.	10,000	83,092
SKY Perfect JSAT Holdings, Inc.	46	16,253
Sojitz Corp.	24,500	38,856
Sony Corp. Sponsored ADR	22,200	693,084
Sumitomo Corp.	28,900	306,730
Sumitomo Electric Industries, Ltd.	21,000	244,940
Sumitomo Forestry Co., Ltd.	2,700	20,723
Sumitomo Mitsui Financial Group, Inc.	5,600	172,588
Sumitomo Rubber Industries, Ltd.	3,400	33,605
Suzuken Co., Ltd.	800	27,969
Suzuki Motor Corp.	500	10,466
*Taiheiyo Cement Corp.	18,000	24,383
Taisei Corp.	35,297	70,475
Takashimaya Co., Ltd.	6,000	46,490
Teijin, Ltd.	30,138	95,748
Tokuyama Corp.	4,000	20,027
Tokyo Steel Manufacturing Co., Ltd.	2,200	26,280
Tokyo Tatemono Co., Ltd.	6,000	19,522
Toppan Printing Co., Ltd.	16,000	131,669
Tosoh Corp.	8,000	21,367
Toyo Seikan Kaisha, Ltd.	3,951	63,448
Toyota Auto Body Co., Ltd.	1,100	15,162
*Toyota Motor Corp. Sponsored ADR	5,006	351,571
Toyota Tsusho Corp.	4,000	60,750
UNY Co., Ltd.	6,250	48,244
Wacoal Corp.	2,000	26,163
Yamaguchi Financial Group, Inc.	4,852	45,326
Yamaha Corp.	3,100	34,354
Yokohama Rubber Co., Ltd.	5,000	26,694

TOTAL JAPAN		10,475,456

NETHERLANDS — (3.9%)
*Aegon NV	31,678	190,276

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
Akzo Nobel NV	586	$34,486
#ArcelorMittal NV	16,689	510,930
ArcelorMittal NV ADR	6,200	190,340
*ING Groep NV	39,432	378,149
Koninklijke DSM NV	5,036	238,789
Koninklijke Philips Electronics NV	22,630	703,499

TOTAL NETHERLANDS		2,246,469

NEW ZEALAND — (0.2%)
Contact Energy, Ltd.	2,389	9,894
Fletcher Building, Ltd.	18,787	103,771

TOTAL NEW ZEALAND		113,665

NORWAY — (1.1%)
DnB NOR ASA Series A	12,116	149,926
Marine Harvest ASA	66,000	49,608
#Norsk Hydro ASA	28,173	151,088
Orkla ASA	29,400	243,337
*Storebrand ASA	6,174	36,458

TOTAL NORWAY		630,417

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	26,753	23,096
#Banco Espirito Santo SA	6,188	29,588

TOTAL PORTUGAL		52,684

SINGAPORE — (1.6%)
*CapitaLand, Ltd.	57,500	167,834
DBS Group Holdings, Ltd.	25,480	270,431
Fraser & Neave, Ltd.	41,000	165,851
Golden Agri-Resources, Ltd.	52,000	22,038
#*Neptune Orient Lines, Ltd.	14,000	21,174
Singapore Airlines, Ltd.	21,000	241,610
United Industrial Corp., Ltd.	18,000	28,604

TOTAL SINGAPORE		917,542

SPAIN — (2.0%)
Acciona SA	893	78,612
#Banco de Sabadell SA	21,803	123,805
Banco Espanol de Credito SA	5,354	54,417
#Banco Popular Espanol SA	30,423	201,012
Criteria Caixacorp SA	10,555	51,493
Gas Natural SDG SA	1,270	21,204
Repsol YPF SA Sponsored ADR	24,740	585,101
*Sacyr Vallehermoso SA	1,254	6,428

TOTAL SPAIN		1,122,072

SWEDEN — (2.9%)
#Nordea Bank AB	52,589	524,849
#Skandinaviska Enskilda Banken AB Series A	14,004	96,116
#SSAB AB Series A	3,054	44,216
SSAB AB Series B	1,349	17,353
Svenska Cellulosa AB Series B	13,600	196,178
Svenska Handelsbanken AB Series A	1,973	56,537
*Swedbank AB Series A	6,983	79,703
Tele2 AB Series B	2,113	37,482
Telefonaktiebolaget LM Ericsson AB	38,431	424,054
TeliaSonera AB	25,131	181,720

TOTAL SWEDEN		1,658,208

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (5.3%)
#Adecco SA	2,833	$144,442
Baloise Holding AG	1,673	134,049
Compagnie Financiere Richemont SA Series A	729	28,461
Credit Suisse Group AG Sponsored ADR	6,270	284,470
Givaudan SA	90	83,011
Holcim, Ltd. AG	10,746	717,633
*Novartis AG ADR	2,059	100,356
Swatch Group AG	607	188,102
Swiss Life Holding AG	779	81,857
Swiss Reinsurance Co., Ltd. AG	8,514	392,069
Zurich Financial Services AG	3,698	863,029

TOTAL SWITZERLAND		3,017,479

UNITED KINGDOM — (16.2%)
Associated British Foods P.L.C.	11,453	184,458
Aviva P.L.C.	46,172	258,555
Barclays P.L.C. Sponsored ADR	26,006	542,745
BP P.L.C. Sponsored ADR	1,609	61,898
*British Airways P.L.C.	21,703	74,678
Carnival P.L.C. ADR	7,700	280,280
HSBC Holdings P.L.C. Sponsored ADR	2,155	110,077
International Power P.L.C.	50,968	285,768
Kazakhmys P.L.C.	5,739	109,354
Kingfisher P.L.C.	75,933	256,475
Legal & General Group P.L.C.	116,942	164,164
*Lloyds Banking Group P.L.C. Sponsored ADR	64,725	278,317
Old Mutual P.L.C.	79,349	150,425
Pearson P.L.C. Sponsored ADR	18,726	293,436
Rexam P.L.C.	28,808	139,712
*Royal Bank of Scotland Group P.L.C.	127,501	99,819
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	4,698	74,040
Royal Dutch Shell P.L.C. ADR	37,506	2,003,571
RSA Insurance Group P.L.C.	53,255	106,486
Sainsbury (J.) P.L.C.	40,938	220,814
Standard Life P.L.C.	40,747	129,248
Thomas Cook Group P.L.C.	15,027	42,884
Vodafone Group P.L.C. Sponsored ADR	96,400	2,263,472
Whitbread P.L.C.	2,705	59,755
William Morrison Supermarkets P.L.C.	65,037	270,449
*Wolseley P.L.C.	7,608	171,600
Xstrata P.L.C.	38,965	619,823

TOTAL UNITED KINGDOM		9,252,303

TOTAL COMMON STOCKS		50,265,142

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $155,000 FNMA 3.901%(r), 02/25/39, valued at $81,637) to be repurchased at $79,001	$79	79,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.8%)
§@DFA Short Term Investment Fund	2,746,221	2,746,221

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $4,043,143) to be repurchased at $3,963,932	$3,964	$3,963,866

TOTAL SECURITIES LENDING COLLATERAL		6,710,087

TOTAL INVESTMENTS — (100.0%) (Cost $61,224,552)##		$57,054,229

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$2,612,990	—	$2,612,990
Austria	—	155,599	—	155,599
Belgium	—	483,204	—	483,204
Canada	$4,977,488	—	—	4,977,488
Denmark	—	820,829	—	820,829
Finland	—	512,704	—	512,704
France	691,875	3,852,842	—	4,544,717
Germany	1,114,845	3,321,255	—	4,436,100
Greece	—	126,729	—	126,729
Hong Kong	—	970,234	—	970,234
Ireland	190,742	—	—	190,742
Israel	—	98,021	—	98,021
Italy	—	849,490	—	849,490
Japan	2,162,356	8,313,100	—	10,475,456
Netherlands	190,340	2,056,129	—	2,246,469
New Zealand	—	113,665	—	113,665
Norway	—	630,417	—	630,417
Portugal	—	52,684	—	52,684
Singapore	—	917,542	—	917,542
Spain	585,101	536,971	—	1,122,072
Sweden	—	1,658,208	—	1,658,208
Switzerland	384,826	2,632,653	—	3,017,479
United Kingdom	5,907,836	3,344,467	—	9,252,303
Temporary Cash Investments	—	79,000	—	79,000
Securities Lending Collateral	—	6,710,087	—	6,710,087

TOTAL	$16,205,409	$40,848,820	—	$57,054,229

See accompanying Notes to Schedules of Investments.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (87.6%)
BRAZIL — (6.0%)
Acos Villares SA	166,500	$70,053
AES Tiete SA (2440693)	15,500	164,624
AES Tiete SA (2441038)	15,500	193,882
*All America Latina Logistica SA	96,200	905,772
American Banknote SA	9,400	82,680
Anhanguera Educacional Participacoes SA	9,937	155,372
B2W Cia Global Do Varejo	11,500	217,407
Banco ABC Brasil SA	3,000	23,726
Banco Bradesco SA	111,874	1,634,735
Banco Daycoval SA	9,300	47,008
Banco do Brasil SA	58,820	1,016,675
Banco Industrial e Comercial SA	11,989	95,091
Banco Panamericano SA	9,800	49,758
Banco Santander Brasil SA ADR	42,400	564,768
Banco Sofisa SA	10,400	25,899
Bematech SA	9,800	51,262
BM&F Bovespa SA	114,796	848,504
BR Malls Participacoes SA	27,399	411,889
Brasil Brokers Participacoes SA	5,800	22,424
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	74,600	38,174
BRF - Brasil Foods SA	81,600	1,142,252
BRF - Brasil Foods SA ADR	52,132	736,104
Brookfield Incorporacoes SA	38,742	201,552
Centrais Eletricas Brasileiras SA (2308445)	20,700	318,950
Centrais Eletricas Brasileiras SA (2311120)	19,500	252,010
Cia de Gas de Sao Paulo SA	4,000	82,443
Cia de Saneamento de Minas Gerais-Copasa	13,800	198,589
Cia Energetica de Minas Gerais	4,262	47,035
Cia Energetica de Sao Paulo	30,600	466,620
Cia Hering SA	2,300	77,103
Companhia de Concessoes Radoviarias	10,800	247,710
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	438,308
Companhia Siderurgica Nacional SA Sponsored ADR	54,000	906,660
*Cosan SA Industria e Comercio	14,028	201,710
CPFL Energia SA	15,800	364,546
Cremer SA	8,200	84,154
Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,600	694,592
*Drogasil SA	2,938	61,139
Duratex SA	54,523	573,502
Empresa Brasileira de Aeronautica SA	90,900	590,736
Empresa Brasileira de Aeronautica SA ADR	6,100	160,857
Energias do Brazil SA	6,500	131,087
Eternit SA	11,966	57,830
Even Construtora e Incorporadora SA	20,200	94,178
EZ Tec Empreendimentos e Participacoes SA	11,200	59,732
Ferbasa-Ferro Ligas da Bahia SA	9,900	67,715
*Fertilizantes Fosfatados SA	5,600	48,842
#*Fibria Celulose SA Sponsored ADR	44,961	705,888
Gafisa SA	24,200	180,661
#Gafisa SA ADR	15,400	233,156
*General Shopping Brasil SA	4,500	23,206
Gerdau SA	18,800	199,138
Grendene SA	11,600	53,093
Guararapes Confeccoes SA	1,300	55,805
Helbor Empreendimentos SA	5,000	39,800
*Hypermarcas SA	18,546	241,684
*IdeiasNet SA	41,600	72,377
Iguatemi Empresa de Shopping Centers SA	4,452	88,088

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Industrias Romi SA	18,000	$130,896
*Inpar SA	18,753	34,653
JBS SA	96,700	472,834
*Kroton Educacional SA	6,200	49,951
Light SA	22,100	277,946
Localiza Rent a Car SA	20,200	278,514
Lojas Americanas SA	28,000	177,507
Lojas Renner SA	21,600	724,831
*LPS Brasil Consultoria de Imoveis SA	2,100	32,238
M Dias Branco SA	5,900	133,411
Marfrig Alimentos SA	14,933	149,432
*MMX Mineracao e Metalicos SA	21,913	147,889
*MPX Energia SA	6,822	81,067
MRV Engenharia e Participacoes SA	28,184	253,989
Multiplan Empreendimentos Imobiliarios SA	1,937	36,674
*Natura Cosmeticos SA	19,000	496,930
Obrascon Huarte Lain Brasil SA	9,100	234,744
*OGX Petroleo e Gas Participacoes SA	47,775	503,066
*Paranapanema SA	25,200	89,550
PDG Realty SA Empreendimentos e Participacoes	42,162	446,119
Petroleo Brasileiro SA ADR	106,230	3,866,772
*Plascar Participacoes Industriais SA	43,400	83,898
Porto Seguro SA	24,000	276,871
Redecard SA	15,739	241,168
Rossi Residencial SA	30,868	281,863
Sao Martinho SA	16,000	144,826
SLC Agricola SA	5,400	46,269
Springs Global Participacoes SA	18,000	44,826
Sul America SA	30,882	271,104
Tele Norte Leste Participacoes SA	8,800	164,612
Telecomunicacoes de Sao Paulo SA	10,200	204,139
*Tim Participacoes SA	15,200	60,064
Totvs SA	3,200	234,105
Tractebel Energia SA	36,200	472,362
Universo Online SA	11,300	58,466
Usinas Siderurgicas de Minas Gerais SA	14,600	424,270
Vale SA Sponsored ADR	141,000	3,919,800
Vivo Participacoes SA ADR	17,925	479,314
Weg Industrias SA	40,900	421,604

TOTAL BRAZIL		33,267,129

CHILE — (2.4%)
Aguas Andinas SA Series A	289,897	131,531
Banco de Chile SA Series F ADR	7,748	586,214
Banco de Credito e Inversiones SA Series A	10,167	531,083
#Banco Santander Chile SA ADR	5,500	456,555
CAP SA	22,265	817,985
*Centros Comerciales Sudamericanos SA	123,515	630,075
Cia General de Electricidad SA	43,879	278,637
Colbun SA	2,421,148	659,574
*Compania SudAmericana de Vapores SA	428,431	449,596
*Corpbanca SA	39,114,197	442,731
E.CL SA	44,004	94,128
Embotelladora Andina SA Series A ADR	400	8,816
Embotelladora Andina SA Series B	21,938	96,001
Embotelladora Andina SA Series B ADR	3,681	97,767
Empresa Nacional de Electricidad SA Sponsored ADR	15,655	775,705
Empresas CMPC SA	32,712	1,518,715
Empresas Copec SA	89,745	1,469,494
*Empresas Iansa SA	1,269,073	110,193
*Empresas La Polar SA	67,359	409,000

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHILE — (Continued)
Enersis SA Sponsored ADR	58,256	$1,208,229
ENTEL Chile SA	32,414	463,279
Inversiones Aguas Metropolitanas SA	94,893	125,614
#Lan Airlines SA Sponsored ADR	19,400	463,078
Madeco SA	1,853,418	102,227
*Masisa SA	884,152	133,662
*Multiexport Foods SA	88,210	31,730
Ripley Corp SA	118,830	129,032
S.A.C.I. Falabella SA	41,886	327,856
Salfacorp SA	36,515	89,773
Sociedad Quimica y Minera de Chile SA Sponsored ADR	8,700	330,513
Socovesa SA	108,854	56,596
*Sonda SA	73,941	128,235

TOTAL CHILE		13,153,624

CHINA — (10.9%)
#Agile Property Holdings, Ltd.	446,000	581,137
*Air China, Ltd.	228,000	263,461
#Ajisen China Holdings, Ltd.	135,000	159,297
Alibaba.com, Ltd.	63,000	130,511
#*Aluminum Corp. of China, Ltd. ADR	37,595	833,105
AMVIG Holdings, Ltd.	76,000	42,401
#Angang Steel Co., Ltd.	248,000	376,034
Anhui Conch Cement Co., Ltd.	80,000	279,984
Anhui Expressway Co., Ltd.	54,000	34,051
Asia Cement China Holdings Corp.	14,000	7,017
Bank of China, Ltd.	4,643,000	2,458,048
#Bank of Communications Co., Ltd.	841,800	938,953
Beijing Capital International Airport Co., Ltd.	470,000	249,150
#Beijing Capital Land, Ltd.	330,000	107,097
#Beijing North Star Co., Ltd.	320,000	89,169
Belle International Holdings, Ltd.	236,000	364,448
Bosideng International Holdings, Ltd.	484,000	149,652
#*Brilliance China Automotive Holdings, Ltd.	844,000	353,597
#BYD Co., Ltd.	54,500	376,987
#BYD Electronic International Co., Ltd.	133,500	74,672
Chaoda Modern Agriculture (Holdings), Ltd.	559,832	601,430
China Aerospace International Holdings, Ltd.	268,000	32,509
#China Agri-Industries Holdings, Ltd.	275,000	310,820
China Aoyuan Property Group, Ltd.	156,000	25,149
China Automation Group, Ltd.	57,000	39,773
China BlueChemical, Ltd.	162,000	104,129
China Citic Bank Corp., Ltd.	599,000	405,691
China Coal Energy Co.	300,000	420,646
China Communications Services Corp., Ltd.	334,000	169,727
China Construction Bank Corp.	4,274,000	3,632,464
*China COSCO Holdings Co., Ltd.	87,000	97,618
*China Dongxiang Group Co.	202,000	114,049
*China Eastern Airlines Corp., Ltd.	256,000	143,564
#China Everbright International, Ltd.	262,000	120,504
China Everbright, Ltd.	212,000	551,123
#China Gas Holdings, Ltd.	242,000	123,030
*China Grand Forestry Green Resources Group, Ltd.	1,520,000	37,638
#China Green (Holdings), Ltd.	93,000	96,616
China High Speed Transmission Equipment Group Co., Ltd.	115,000	262,989
China Huiyuan Juice Group, Ltd.	79,000	60,718
China Life Insurance Co., Ltd.	22,000	98,190
#China Life Insurance Co., Ltd. ADR	36,543	2,454,593
China Mengniu Dairy Co., Ltd.	129,000	401,922
China Merchants Bank Co., Ltd.	227,695	610,000
China Merchants Holdings (International) Co., Ltd.	234,708	889,863

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
*China Mining Resources Group, Ltd.	1,034,000	$27,052
#China Mobile, Ltd. Sponsored ADR	95,401	4,859,727
*China Molybdenum Co., Ltd.	241,000	149,162
China National Building Material Co., Ltd.	94,000	178,169
China National Materials Co., Ltd.	60,000	46,933
*China Oil & Gas Group, Ltd.	300,000	35,205
China Oilfield Services, Ltd.	186,000	243,636
China Overseas Land & Investment, Ltd.	148,320	317,915
China Power International Development, Ltd.	358,000	78,946
*China Properties Group, Ltd.	91,000	24,059
*China Rare Earth Holdings, Ltd.	260,000	63,699
China Resources Gas Group, Ltd.	50,000	72,651
China Resources Land, Ltd.	184,000	391,579
China Resources Power Holdings Co., Ltd.	238,000	518,691
China Shenhua Energy Co., Ltd.	233,500	902,030
*China Shipping Container Lines Co., Ltd.	809,000	299,047
China Shipping Development Co., Ltd.	106,000	156,767
#*China Southern Airlines Co., Ltd. ADR	9,000	219,060
China State Construction International Holdings, Ltd.	381,600	167,597
*China Taiping Insurance Holdings Co., Ltd.	96,000	325,061
China Telecom Corp., Ltd.	316,000	158,505
#China Telecom Corp., Ltd. ADR	11,545	578,982
*China Travel International Investment Hong Kong, Ltd.	574,000	142,858
China Unicom Hong Kong, Ltd.	200,000	272,524
China Unicom Hong Kong, Ltd. ADR	114,955	1,567,986
*China Water Affairs Group, Ltd.	146,000	54,297
China Wireless Technologies, Ltd.	8,000	3,212
China Yurun Food Group, Ltd.	123,000	404,628
#*Chongqing Iron & Steel Co., Ltd.	190,000	53,708
*Citic 21CN Co., Ltd.	240,000	32,564
CITIC Pacific, Ltd.	105,000	216,154
*CITIC Resources Holdings, Ltd.	496,000	103,717
CNOOC, Ltd.	427,000	720,758
#CNOOC, Ltd. ADR	11,400	1,919,988
#Comba Telecom Systems Holdings, Ltd.	201,938	208,223
COSCO International Holdings, Ltd.	222,000	120,493
COSCO Pacific, Ltd.	300,000	410,297
#Country Garden Holdings Co.	606,000	193,225
Dalian Port PDA Co., Ltd.	182,000	79,059
Daphne International Holdings, Ltd.	76,000	70,698
#Datang International Power Generation Co., Ltd.	424,000	182,709
Denway Motors, Ltd.	1,396,000	713,399
Digital China Holdings, Ltd.	67,000	108,384
Dongfang Electric Co., Ltd.	49,600	171,063
First Tractor Co., Ltd.	16,000	10,504
Fosun International	496,500	383,197
Franshion Properties China, Ltd.	594,000	173,068
Fufeng Group, Ltd.	68,000	47,342
Fushan International Energy Group, Ltd.	384,000	222,446
*GCL Poly Energy Holdings, Ltd.	419,000	97,442
#Geely Automobile Holdings, Ltd.	800,000	300,606
*Global Bio-Chem Technology Group Co., Ltd.	548,800	89,040
Golden Eagle Retail Group, Ltd.	136,000	322,759
*GOME Electrical Appliances Holdings, Ltd.	1,867,940	650,917
#Great Wall Motor Co., Ltd.	163,000	325,727
Greentown China Holdings, Ltd.	156,500	194,722
Guangdong Investment, Ltd.	518,000	259,978
Guangshen Railway Co., Ltd. Sponsored ADR	7,262	132,967
*Guangzhou Investment Co., Ltd.	1,088,000	263,803
Guangzhou R&F Properties Co., Ltd.	135,600	212,950
GZI Transportation, Ltd.	254,752	131,562

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
*Haier Electronics Group Co., Ltd.	229,000	$159,762
Hengan International Group Co., Ltd.	69,000	596,529
Hengdeli Holdings, Ltd.	432,000	198,141
#*Hi Sun Technology (China), Ltd.	114,000	44,649
*Hidili Industry International Development, Ltd.	219,000	198,209
*HKC (Holdings), Ltd.	52,098	3,630
*Hong Kong Energy Holdings, Ltd.	613	51
#*Honghua Group, Ltd.	137,000	18,583
Hopson Development Holdings, Ltd.	124,000	168,926
#Huadian Power International Corp.	310,000	74,718
Huaneng Power International, Inc. ADR	9,458	221,223
#*Hunan Non-Ferrous Metal Corp., Ltd.	322,000	103,404
Industrial & Commercial Bank of China, Ltd.	4,186,000	3,211,034
Intime Department Store Group Co., Ltd.	163,000	168,248
Jiangsu Express Co., Ltd.	196,000	190,683
#Jiangxi Copper Co., Ltd.	89,000	198,528
Ju Teng International Holdings, Ltd.	168,000	119,980
*Kai Yuan Holdings, Ltd.	1,320,000	51,036
*Kingboard Chemical Holdings, Ltd.	93,500	432,753
Kingboard Laminates Holdings, Ltd.	137,500	137,756
#Kingdee International Software Group Co., Ltd.	320,000	134,899
#Kingsoft Corp., Ltd.	198,000	116,435
KWG Property Holding, Ltd.	224,500	167,544
Lenovo Group, Ltd.	696,000	448,326
Li Ning Co., Ltd.	93,500	310,923
Lianhua Supermarket Holdings Co., Ltd.	24,000	103,475
Little Sheep Group, Ltd.	61,000	36,187
Lonking Holdings, Ltd.	218,000	165,534
#Maanshan Iron & Steel Co., Ltd.	394,000	221,177
*Minmetals Resources, Ltd.	28,000	10,913
Minth Group, Ltd.	136,000	204,513
*Nan Hai Corp, Ltd.	6,200,000	47,931
*Neo-China Land Group (Holdings), Ltd.	62,000	22,908
NetDragon Websoft, Inc.	40,000	19,340
New World China Land, Ltd.	114,000	39,710
New World Department Store China, Ltd.	95,000	83,406
Nine Dragons Paper Holdings, Ltd.	375,000	546,729
#*Oriental Ginza Holdings, Ltd.	57,000	12,146
Parkson Retail Group, Ltd.	104,000	178,787
#*PICC Property & Casualty Co., Ltd.	320,000	325,706
#Ping An Insurance (Group) Co. of China, Ltd.	128,000	1,057,947
*Poly Hong Kong Investment, Ltd.	257,000	309,967
Ports Design, Ltd.	25,000	64,425
Qingling Motors Co., Ltd.	320,000	80,855
*QX PAPER, Ltd.	82,944	33,716
*Semiconductor Manufacturing International Corp.	2,543,000	179,419
*Semiconductor Manufacturing International Corp. ADR	1,700	5,950
Shandong Chenming Paper Holdings, Ltd.	24,000	19,163
Shandong Molong Petroleum Machinery Co., Ltd.	23,200	22,029
#Shanghai Forte Land Co., Ltd.	388,000	116,436
Shanghai Prime Machinery Co., Ltd.	302,000	55,624
Shenzhen Expressway Co., Ltd.	186,000	90,070
Shenzhen International Holdings, Ltd.	1,402,500	88,530
Shenzhen Investment, Ltd.	414,000	141,095
Shenzhou International Group	93,000	122,972
#Shimao Property Holdings, Ltd.	298,500	574,349
#*Shougang Concord International Enterprises Co., Ltd.	522,000	88,352
#Shui On Land, Ltd.	459,350	209,248
Sichuan Expressway Co., Ltd.	178,000	105,424
Silver Grant International Industries, Ltd.	234,000	68,759
*Sino Union Energy Investment Group, Ltd.	780,000	68,372

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CHINA — (Continued)
*Sinofert Holdings, Ltd.	276,000	$121,967
Sinolink Worldwide Holdings, Ltd.	532,000	82,309
#Sino-Ocean Land Holdings, Ltd.	841,275	646,149
#Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	212,237
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	96,630
Sinotrans, Ltd.	400,000	99,970
Sinotruk Hong Kong, Ltd.	72,000	66,340
#Skyworth Digital Holdings, Ltd.	404,209	292,879
*Soho China, Ltd.	328,000	203,092
*Solargiga Energy Holdings, Ltd.	106,000	24,314
SRE Group, Ltd.	776,000	86,057
TCL Multimedia Technology Holdings, Ltd.	100,000	44,677
Tencent Holdings, Ltd.	70,200	1,354,592
Tian An China Investments Co., Ltd.	215,000	140,624
Tianjin Development Holdings, Ltd.	16,000	10,445
*Tianjin Port Development Holdings, Ltd.	266,000	65,833
*Tianneng Power International, Ltd.	82,000	32,035
Tingyi (Cayman Islands) Holding Corp.	128,000	326,105
Tomson Group, Ltd.	66,969	26,094
Towngas China Co., Ltd.	171,000	67,209
Travelsky Technology, Ltd.	183,000	168,567
#*Uni-President China Holdings, Ltd.	170,000	94,805
*United Energy Group, Ltd.	540,000	52,958
#Vinda International Holdings, Ltd.	186,000	178,977
VODone, Ltd.	156,000	49,085
*Wasion Group Holdings, Ltd.	60,000	47,889
Weichai Power Co., Ltd.	40,200	332,886
Weiqiao Textile Co., Ltd.	70,500	49,357
Welling Holding, Ltd.	764,000	32,575
Xinao Gas Holdings, Ltd.	128,000	303,491
Xingda International Holdings, Ltd.	24,000	16,254
#Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	152,721
Xiwang Sugar Holdings Co., Ltd.	114,296	29,781
XTEP International Holdings, Ltd.	61,000	43,909
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	535,680
Yip’s Chemical Holdings, Ltd.	54,000	54,707
Zhejiang Expressway Co., Ltd.	236,000	224,585
*Zhong An Real Estate, Ltd.	84,000	21,664
Zhuzhou CSR Times Electric Co., Ltd.	5,000	13,401
Zijin Mining Group Co., Ltd.	332,000	214,923

TOTAL CHINA		60,671,880

CZECH REPUBLIC — (0.6%)
*Central European Media Enterprises, Ltd.	4,500	96,537
CEZ A.S.	23,512	1,076,640
Komercni Banka A.S.	2,657	516,487
*New World Resources NV	12,500	147,922
*Pegas Nonwovens SA	1,000	23,009
Telefonica 02 Czech Republic A.S.	42,731	977,274
*Unipetrol A.S.	27,775	310,372

TOTAL CZECH REPUBLIC		3,148,241

HUNGARY — (0.6%)
*Danubius Hotel & Spa NYRT	1,913	34,879
EMASZ RT	322	32,528
#*FHB Mortgage Bank NYRT	32,759	177,431
#Magyar Telekom Telecommunications P.L.C.	101,699	314,513
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	1,100	17,006
*MOL Hungarian Oil & Gas P.L.C.	10,585	951,980
#*OTP Bank NYRT	63,147	1,516,496

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

HUNGARY — (Continued)
*PannErgy P.L.C.	13,775	$50,764

TOTAL HUNGARY		3,095,597

INDIA — (11.2%)
*3M India, Ltd.	150	11,314
Aban Offshore, Ltd.	1,530	28,782
ACC, Ltd.	15,190	272,806
Adani Enterprises, Ltd.	28,090	353,930
*Adhunik Metaliks, Ltd.	19,386	47,474
*Aditya Birla Nuvo, Ltd.	17,301	288,706
AIA Engineering, Ltd.	8,680	67,556
*Ajmera Realty & Infra India, Ltd.	1,598	5,559
*Akzo Nobel India, Ltd.	5,027	94,150
Allahabad Bank, Ltd.	41,954	173,934
*Alok Industries, Ltd.	110,269	48,735
Alstom Projects India, Ltd.	4,263	64,856
Ambuja Cements, Ltd.	222,300	564,006
Amtek Auto, Ltd.	34,597	139,244
*Anant Raj Industries, Ltd.	12,566	32,502
Andhra Bank	46,000	142,149
*Ansal Properties & Infrastructure, Ltd.	25,546	44,234
*Apollo Tyres, Ltd.	83,203	114,568
*Arvind Mills, Ltd.	97,633	73,084
Asea Brown Boveri India, Ltd.	4,883	85,686
Asian Hotels, Ltd.	2,150	22,720
Asian Paints, Ltd.	5,382	301,146
Axis Bank, Ltd.	41,490	1,206,831
*Bajaj Auto Finance, Ltd.	1,520	18,710
Bajaj Auto, Ltd.	7,812	452,486
*Bajaj Electricals, Ltd.	10,061	53,753
Bajaj Finserv, Ltd.	13,445	125,082
Bajaj Hindusthan, Ltd.	38,400	95,782
Bajaj Holdings & Investment, Ltd.	17,611	274,616
Ballarpur Industries, Ltd.	101,088	72,288
Balrampur Chini Mills, Ltd.	89,075	159,721
Bank of Baroda	7,107	115,693
*Bank of India	15,206	134,858
Bank of Maharashtra, Ltd.	77,935	109,173
Bannari Amman Sugars, Ltd.	1,400	25,016
BASF India, Ltd.	5,291	53,749
Bata India, Ltd.	7,493	46,152
*BEML, Ltd.	6,037	132,488
Berger Paints India, Ltd.	49,000	82,051
*BGR Energy Systems, Ltd.	4,140	65,242
*Bharat Forge, Ltd.	35,107	247,786
*Bharat Petroleum Corp., Ltd.	11,877	164,372
Bharti Airtel, Ltd.	135,502	899,435
*Bhushan Steel, Ltd.	6,126	205,993
Binani Cement, Ltd.	4,845	8,561
Birla Corp., Ltd.	8,694	68,653
Blue Star, Ltd.	4,358	41,488
*Bombay Dyeing & Manufacturing Co., Ltd.	8,325	93,771
*Bombay Rayon Fashions, Ltd.	19,914	113,503
Bosch, Ltd.	2,852	347,757
*Brigade Enterprises, Ltd.	964	2,776
*Britannia Industries, Ltd.	4,127	175,305
*Cairn India, Ltd.	66,876	484,059
Canara Bank	23,360	241,559
Carborundum Universal, Ltd.	21,879	99,973
*Central Bank Of India	41,296	148,836
*Century Plyboards India, Ltd.	7,005	8,932

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Century Textiles & Industries, Ltd.	6,103	$58,978
CESC, Ltd.	20,157	171,512
*Chambal Fertilizers & Chemicals, Ltd.	56,893	81,486
*Chennai Petroleum Corp., Ltd.	15,825	88,022
Chettinad Cement Corp., Ltd.	800	9,763
*Chillwinds Hotels, Ltd.	2,150	15,588
*City Union Bank, Ltd.	17,183	14,676
Clariant Chemicals (India), Ltd.	3,509	49,312
CMC, Ltd.	1,340	50,415
Colgate-Palmolive (India), Ltd.	8,968	163,113
*Container Corp. Of India	8,100	239,463
*Core Projects & Technologies, Ltd.	8,286	47,306
Coromandel International, Ltd.	28,564	334,281
Corp. Bank	10,377	128,150
Crisil, Ltd.	636	78,572
Crompton Greaves, Ltd.	47,734	284,144
Cummins India, Ltd.	16,419	225,387
Dabur India, Ltd.	42,601	181,663
Dalmia Cement (Bharat), Ltd.	25,540	113,346
DCM Shriram Consolidated, Ltd.	39,728	41,151
Deccan Chronicle Holdings, Ltd.	14,118	40,838
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	1,746	5,513
*Development Credit Bank, Ltd.	35,249	37,462
*Dewan Housing Finance Corp., Ltd.	9,998	59,580
*Dish TV (India), Ltd.	66,606	63,880
*DLF, Ltd.	66,637	434,480
*Dredging Corp Of India, Ltd.	2,580	32,230
E.I.D. - Parry (India), Ltd.	18,565	154,675
*eClerx Services, Ltd.	3,556	33,842
Edelweiss Capital, Ltd.	6,223	65,473
Eicher Motors, Ltd.	5,657	120,320
EIH, Ltd.	54,380	150,072
*Electrosteel Casings, Ltd.	27,500	29,019
*Era Infra Engineering, Ltd.	11,342	51,762
Escorts, Ltd.	12,351	52,405
*Essar Oil, Ltd.	74,000	205,143
*Essar Shipping Ports & Logistics, Ltd.	30,102	55,655
*Everest Kanto Cylinder, Ltd.	10,003	25,353
Exide Industries, Ltd.	73,574	230,932
FAG Bearings (India), Ltd.	5,070	83,890
*Federal Bank, Ltd.	53,973	404,147
Financial Technologies (India), Ltd.	9,938	262,323
*Finolex Cables, Ltd.	50,719	61,221
*Finolex Industries, Ltd.	10,022	18,569
GAIL India, Ltd.	69,352	655,949
*Gammon India, Ltd.	37,375	174,439
*Gammon Infrastructure Projects, Ltd.	67,324	36,459
Gateway Distriparks, Ltd.	2,423	5,719
Geodesic, Ltd.	29,058	55,160
Gillette India, Ltd.	1,800	70,687
*Gitanjali Gems, Ltd.	19,770	70,540
GlaxoSmithKline Consumer Healthcare, Ltd.	5,606	215,140
*GMR Infrastructure, Ltd.	141,302	173,954
Godrej Consumer Products, Ltd.	21,028	156,056
Godrej Industries, Ltd.	33,592	138,234
*Gokul Refoils & Solvent, Ltd.	30,609	70,642
*Graphite India, Ltd.	46,878	96,471
Grasim Industries, Ltd.	7,413	292,528
*Great Eastern Shipping Co., Ltd.	25,938	160,942
*Great Offshore, Ltd.	14,838	130,076
Greaves Cotton, Ltd.	6,244	45,835

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
Gruh Finance, Ltd.	698	$5,030
*GTL, Ltd.	21,580	198,666
*Gujarat Alkalies & Chemicals, Ltd.	17,941	49,201
Gujarat Ambuja Exports, Ltd.	37,000	22,785
Gujarat Fluorochemicals, Ltd.	16,937	73,080
Gujarat Gas Co., Ltd.	17,160	113,648
*Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	81,690
*Gujarat State Fertilizers & Chemicals, Ltd.	7,210	44,686
Gujarat State Petronet, Ltd.	35,884	82,420
*GVK Power & Infrastructure, Ltd.	232,214	218,411
*H.E.G., Ltd.	4,414	29,192
HCL Infosystems, Ltd.	19,952	44,127
HCL Technologies, Ltd.	57,631	488,745
HDFC Bank, Ltd.	38,156	1,766,321
*HeidelbergCement India, Ltd.	46,000	45,836
Hero Honda Motors, Ltd. Series B	13,140	515,094
Hexaware Technologies, Ltd.	51,608	91,527
Hikal, Ltd.	3,700	30,357
*Himachal Futuristic Communications, Ltd.	164,489	35,642
*Himadri Chemicals & Industries, Ltd.	2,236	25,544
*Hindalco Industries, Ltd.	257,297	893,184
Hindustan Construction Co., Ltd.	36,523	105,562
*Hindustan Oil Exploration Co., Ltd.	9,632	45,481
*Hindustan Petroleum Corp, Ltd.	17,704	165,264
Hindustan Unilever, Ltd.	86,635	470,020
Honeywell Automation India, Ltd.	950	57,692
*Hotel Leelaventure, Ltd.	76,029	79,725
*Housing Development & Infrastructure, Ltd.	40,773	234,942
*HT Media, Ltd.	23,221	78,722
*IBN18 Broadcast , Ltd.	4,151	8,118
ICICI Bank, Ltd. Sponsored ADR	87,637	3,409,956
*ICSA (India), Ltd.	15,413	44,151
*IDBI Bank, Ltd.	79,758	205,168
*Idea Cellular, Ltd.	144,507	219,053
*IFCI, Ltd.	18,889	25,550
*India Cements, Ltd.	58,880	135,849
India Infoline, Ltd.	25,448	50,029
Indiabulls Financial Services, Ltd.	58,328	198,663
*Indiabulls Real Estate, Ltd.	108,781	384,652
Indiabulls Securities, Ltd.	19,709	11,109
*Indian Bank	29,130	140,988
*Indian Hotels Co., Ltd.	131,997	282,747
Indian Overseas Bank	29,485	72,914
IndusInd Bank, Ltd.	75,477	332,858
*Info Edge India, Ltd.	1,591	31,304
Infosys Technologies, Ltd.	50,322	3,030,741
Infotech Enterprises, Ltd.	29,394	105,730
Infrastructure Development Finance Co., Ltd.	244,108	981,878
ING Vysya Bank, Ltd.	18,801	141,696
IRB Infrastructure Developers, Ltd.	34,099	216,074
*Ispat Industries, Ltd.	112,747	42,981
*IVRCL Assets & Holdings, Ltd.	7,314	19,412
*IVRCL Infrastructures & Projects, Ltd.	106,726	398,321
*Jagran Prakashan, Ltd.	18,216	47,654
*Jai Balaji Industries, Ltd.	10,745	50,088
Jain Irrigation Systems, Ltd.	11,914	317,689
Jaiprakash Associates, Ltd.	227,815	582,713
*Jaiprakash Power Ventures, Ltd.	36,177	54,598
*Jammu & Kashmir Bank, Ltd.	11,393	189,725
*JBF Industries, Ltd.	18,484	54,426
*Jet Airways (India), Ltd.	5,856	86,091

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Jindal Drilling & Industries, Ltd.	4,896	$49,126
*Jindal Saw, Ltd.	34,335	145,561
*Jindal South West Holdings, Ltd.	1,225	46,502
Jindal Steel & Power, Ltd.	43,230	582,086
*JM Financial, Ltd.	18,060	12,959
*JSL Stainless, Ltd.	31,594	70,829
JSW Steel, Ltd.	28,598	690,632
*Jyothy Laboratories, Ltd.	5,217	31,940
Jyoti Structures, Ltd.	19,766	66,176
*Kalpataru Power Transmission, Ltd.	3,074	66,651
*Karnataka Bank, Ltd.	25,885	94,851
*Karur Vysya Bank, Ltd.	9,749	126,691
KEC International, Ltd.	4,316	47,213
Kesoram Industries, Ltd.	9,270	58,833
*Kirloskar Eng India, Ltd.	46,392	204,916
Kirloskar Industries, Ltd.	3,093	24,003
*Kotak Mahindra Bank, Ltd.	29,024	483,098
*KS Oils, Ltd.	60,437	68,243
*Lakshmi Machine Works, Ltd.	2,433	105,291
*Lanco Infratech, Ltd.	164,830	237,081
*LIC Housing Finance, Ltd.	20,990	515,065
*Madhucon Projects, Ltd.	14,777	48,924
Madras Cements, Ltd.	31,000	68,484
Mahanagar Telephone Nigam, Ltd.	59,242	86,335
*Maharashtra Seamless, Ltd.	10,924	94,708
Mahindra & Mahindra Financial Services, Ltd.	5,009	61,263
*Mahindra Lifespace Developers, Ltd.	8,446	86,527
Mastek, Ltd.	3,774	21,528
*McLeod Russel India, Ltd.	18,678	89,868
*Mercator Lines, Ltd.	44,975	45,054
*Monnet Ispat, Ltd.	9,869	94,891
Monsanto India, Ltd.	700	25,545
*Moser Baer (India), Ltd.	39,842	55,453
Motherson Sumi Systems, Ltd.	46,766	169,723
Mphasis, Ltd.	20,534	262,166
MRF, Ltd.	508	80,286
*Mundra Port & Special Economic Zone, Ltd.	12,782	200,043
*Nagarjuna Construction Co., Ltd.	67,987	252,405
*Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	58,171
National Aluminium Co., Ltd.	20,955	190,963
Navneet Publications (India), Ltd.	11,667	12,686
NIIT, Ltd.	53,023	76,525
Nirma, Ltd.	5,100	22,097
NTPC, Ltd.	80,610	345,302
*OMAXE, Ltd.	23,135	59,019
*OnMobile Global, Ltd.	5,727	33,830
Opto Circuits India, Ltd.	21,115	125,139
*Oracle Financial Services Software, Ltd.	5,591	254,312
*Orbit Corp., Ltd.	14,578	39,816
*Orient Paper & Industries, Ltd.	45,993	53,335
Oriental Bank of Commerce	18,908	164,514
*Parsvnath Developers, Ltd.	18,031	50,707
Patel Engineering, Ltd.	5,663	51,215
Patni Computer Systems, Ltd.	37,726	382,566
*Peninsula Land, Ltd.	20,538	30,350
Petronet LNG, Ltd.	159,932	312,141
Pidilite Industries, Ltd.	54,000	158,706
Power Finance Corp, Ltd.	47,919	329,279
*Power Grid Corp of India, Ltd.	103,586	224,939
Praj Industries, Ltd.	16,862	27,921
*Prakash Industries, Ltd.	24,527	91,123

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
Proctor & Gamble Hygiene & Health Care, Ltd.	199	$9,134
*PTC India, Ltd.	62,542	148,885
*Punj Lloyd, Ltd.	38,708	105,989
*Punjab National Bank, Ltd.	2,000	46,197
*Rajesh Exports, Ltd.	18,046	34,666
Rallis India, Ltd.	4,923	138,209
*Raymond, Ltd.	12,354	61,502
Redington India, Ltd.	10,981	92,744
REI Agro, Ltd.	206,220	127,301
*Rei Six Ten Retail, Ltd.	25,775	34,166
*Reliance Broadcast Network, Ltd.	4,064	5,863
*Reliance Capital, Ltd.	32,352	548,623
Reliance Energy, Ltd.	23,001	550,854
Reliance Industries, Ltd.	54,445	1,186,610
*Reliance Industries, Ltd. Sponsored GDR	43,635	1,902,486
*Reliance MediaWorks, Ltd.	4,064	18,560
*Reliance Natural Resources, Ltd.	136,432	122,132
*Reliance Power, Ltd.	175,506	620,614
Rolta India, Ltd.	38,036	139,119
*Ruchi Soya Industries, Ltd.	55,585	122,226
*Rural Electrification Corp, Ltd.	31,334	205,311
*S.Kumars Nationwide, Ltd.	58,494	105,983
*Samruddhi Cement, Ltd.	7,413	76,135
*Satyam Computer Services, Ltd.	27,279	51,001
Sesa Goa, Ltd.	56,237	439,625
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	5,277	49,558
*Shopper’s Stop, Ltd.	3,763	52,837
Shree Cement, Ltd.	3,483	135,455
*Shree Renuka Sugars, Ltd.	85,118	116,333
Shriram Transport Finance Co., Ltd.	24,610	350,815
Siemens India, Ltd.	7,994	120,740
SKF India, Ltd.	4,768	56,214
Sobha Developers, Ltd.	7,686	55,582
*South Indian Bank, Ltd.	30,142	124,954
*SREI Infrastructure Finance, Ltd.	21,226	37,704
SRF, Ltd.	13,802	71,167
*State Bank of India	11,706	633,533
Steel Authority of India, Ltd.	63,170	278,343
Sterling Biotech, Ltd.	30,729	70,879
Sterlite Industries (India), Ltd. ADR	24,600	371,706
Sterlite Industries (India), Ltd. Series A	99,892	377,476
*Sterlite Technologies, Ltd.	81,625	180,835
Sun TV Network, Ltd.	8,379	82,270
Sundaram Finance, Ltd.	192	2,182
Supreme Industries, Ltd.	8,016	103,761
*Suzlon Energy, Ltd.	141,693	172,971
Syndicate Bank	74,170	168,000
*Tanla Solutions, Ltd.	28,638	19,163
*Tata Chemicals, Ltd.	27,796	202,038
#*Tata Communications, Ltd. ADR	10,600	126,034
Tata Consultancy Services, Ltd.	49,576	901,444
Tata Elxsi, Ltd.	8,349	46,742
Tata Investment Corp., Ltd.	8,434	88,001
*Tata Motors, Ltd.	45,486	830,434
Tata Power Co., Ltd.	12,333	351,294
Tata Steel, Ltd.	57,363	666,466
*Tata Tea, Ltd.	161,950	405,847
*Tata Teleservices Maharashtra, Ltd.	127,583	62,019
*Tech Mahindra, Ltd.	14,152	213,792
*Teledata Marine Solutions, Ltd.	27,764	20,492
Texmaco, Ltd.	8,000	23,354

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
Thermax India, Ltd.	8,395	$137,372
Thomas Cook (India), Ltd.	30,553	44,811
Titan Industries, Ltd.	4,295	259,591
*Torrent Power, Ltd.	33,009	246,352
*Trent, Ltd.	2,640	52,161
Triveni Engineering & Industries, Ltd.	33,780	75,662
*Tube Investments of India, Ltd.	25,855	67,376
Tulip Telecom, Ltd.	28,255	112,703
TVS Motor Co., Ltd.	20,070	60,207
UCO Bank	83,979	168,304
Union Bank of India	31,491	215,177
Unitech, Ltd.	159,219	280,224
*United Phosphorus, Ltd.	80,226	318,926
*Usha Martin, Ltd.	58,390	104,536
*Vardhman Hotels, Ltd.	2,150	15,588
*Varun Shipping Co., Ltd.	35,506	30,489
Videocon Industries, Ltd.	21,683	98,950
*Vijaya Bank	73,417	114,948
Voltas, Ltd.	38,760	177,943
*WABCO-TVS (India), Ltd.	2,662	53,235
Welspun Corp., Ltd.	26,959	144,354
Wipro, Ltd.	55,651	495,253
*Wire & Wireless India, Ltd.	72,667	21,988
Yes Bank, Ltd.	31,567	201,177
Zee Entertainment Enterprises, Ltd.	80,846	516,494
*Zee News, Ltd.	31,438	9,400
Zuari Industries, Ltd.	3,250	49,082

TOTAL INDIA		62,225,333

INDONESIA — (3.3%)
PT Adaro Energy Tbk	1,773,500	397,716
PT AKR Corporindo Tbk	458,500	61,081
PT Aneka Tambang Tbk	1,152,500	271,540
PT Astra Agro Lestari Tbk	102,000	222,850
PT Astra International Tbk	302,000	1,716,438
*PT Bakrie & Brothers Tbk	13,985,000	78,489
*PT Bakrie Sumatera Plantations Tbk	2,640,000	90,462
*PT Bakrie Telecom Tbk	4,045,000	69,799
PT Bakrieland Development Tbk	7,173,250	107,102
PT Bank Bukopin Tbk	450,000	33,246
PT Bank Central Asia Tbk	1,610,500	1,073,901
PT Bank Danamon Indonesia Tbk	1,108,441	664,912
PT Bank Mandiri Persero Tbk	1,051,000	707,151
*PT Bank Pan Indonesia Tbk	4,496,000	513,433
PT Bank Rakyat Indonesia Tbk	807,000	895,703
*PT Bank Tabungan Pensiunan Nasional Tbk	79,500	76,106
*PT Barito Pacific Tbk	1,058,500	125,709
*PT Bayan Resources Tbk	42,000	35,938
*PT Berlian Laju Tanker Tbk	3,940,666	106,146
*PT Bhakti Investama Tbk	3,745,200	46,610
*PT Bisi International Tbk	521,500	85,884
PT Bumi Resources Tbk	6,764,500	1,307,332
*PT Central Proteinaprima Tbk	5,740,500	34,000
PT Charoen Pokphand Indonesia Tbk	773,000	450,439
*PT Ciputra Development Tbk	1,300,000	55,322
*PT Ciputra Surya Tbk	204,000	13,476
*PT Citra Marga Nusaphala Persada Tbk	535,000	62,157
*PT Darma Henwa Tbk	3,026,500	21,750
*PT Delta Dunia Makmur Tbk	740,000	82,877
*PT Elnusa Tbk	926,500	35,289
*PT Energi Mega Persada Tbk	5,962,500	68,396

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDONESIA — (Continued)
PT Gajah Tunggal Tbk	359,000	$49,524
PT Global Mediacom Tbk	2,844,000	98,972
PT Gozco Plantations Tbk	1,330,500	49,968
*PT Hexindo Adiperkasa Tbk	113,000	73,390
*PT Holcim Indonesia Tbk	662,000	176,273
*PT Indah Kiat Pulp and Paper Corp. Tbk	1,009,500	199,069
PT Indo Tambangraya Megah Tbk	44,500	186,762
PT Indocement Tunggal Prakarsa Tbk	202,000	382,385
PT Indofood Sukses Makmur Tbk	1,928,000	998,939
PT Indosat Tbk ADR	5,346	144,235
PT International Nickel Indonesia Tbk	741,000	343,050
*PT Intiland Development Tbk	970,000	64,040
*PT Japfa Comfeed Indonesia Tbk	107,500	30,386
PT Jasa Marga Tbk	548,000	164,099
*PT Kawasan Industry Jababeka Tbk	4,167,000	43,882
*PT Lippo Karawaci Tbk	5,448,750	295,424
PT Matahari Putra Prima Tbk	1,400,000	140,836
*PT Mayorah Indah Tbk	180,000	166,110
PT Medco Energi International Tbk	888,000	298,562
*PT Mitra Adiperkasa Tbk	519,000	34,834
*PT Mitra International Resources Tbk	1,680,500	58,412
*PT Pakuwon Jati Tbk	825,000	63,808
*PT Panin Financial Tbk	4,390,000	82,675
*PT Panin Insurance Tbk	1,516,000	68,751
PT Perusahaan Gas Negara Tbk	1,403,500	636,940
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	303,000	300,477
*PT Polychem Indonesia Tbk	720,000	12,509
PT Ramayana Lestari Sentosa Tbk	1,706,000	149,048
PT Sampoerna Agro Tbk	169,000	45,932
PT Semen Gresik Persero Tbk	228,000	236,307
*PT Sentul City Tbk	3,639,500	48,532
*PT Sinar Mas Agro Resources & Technology Tbk	36,000	13,326
PT Summarecon Agung Tbk	2,179,332	227,026
*PT Suryainti Permata Tbk	1,280,000	12,731
PT Tambang Batubara Bukit Asam Tbk	104,000	194,579
#PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,398,966
*PT Timah Tbk	820,000	227,457
*PT Truba Alam Manunggal Engineering Tbk	3,328,000	32,100
PT Tunas Ridean Tbk	1,080,000	77,380
PT Unilever Indonesia Tbk	196,500	372,881
PT United Tractors Tbk	294,250	664,386
PT Wijaya Karya Tbk	1,163,500	70,222

TOTAL INDONESIA		18,446,439

ISRAEL — (0.0%)
Delta-Galil Industries, Ltd.	1	4
*Direct Insurance - I.D.I. Insurance Co., Ltd.	1,992	3,419
*Electra Real Estate, Ltd.	1	7
*Formula Systems, Ltd.	1	11
*Formula Vision Technologies, Ltd.	1	—
*Hadera Paper, Ltd.	182	12,766
*Israel Land Development Co., Ltd. (The)	827	6,607
Makhteshim-Agan Industries, Ltd.	—	1
*Migdal Insurance & Financial Holdings, Ltd.	14,308	24,267
*Mivtach Shamir Holdings, Ltd.	1,647	49,339
*Naphtha Israel Petroleum Corp., Ltd.	1	3
Osem Investment, Ltd.	1	14
*Retalix, Ltd.	1,924	24,423
Scailex Corp, Ltd.	4,184	61,991
Super-Sol, Ltd. Series B	—	2

TOTAL ISRAEL		182,854

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MALAYSIA — (3.7%)
Aeon Co. Berhad	44,600	$71,461
Affin Holdings Berhad	217,600	208,887
*Airasia Berhad	387,300	181,707
Alliance Financial Group Berhad	391,600	359,983
AMMB Holdings Berhad	303,175	491,181
Amway (Malaysia) Holdings Berhad	24,800	63,058
Ann Joo Resources Berhad	63,000	49,990
*Asia Pacific Land Berhad	220,000	22,512
*Axiata Group Berhad	436,950	585,748
*Bandar Raya Developments Berhad	100,000	62,897
Batu Kawan Berhad	69,500	243,029
Berjaya Corp. Berhad	634,900	216,234
*Berjaya Retail Berhad	63,490	25,947
Bimb Holdings Berhad	141,200	58,651
*Bolton Berhad	168,400	58,299
Boustead Holdings Berhad	175,140	214,823
Chemical Co. of Malaysia Berhad	55,900	36,672
CIMB Group Holdings Berhad	423,000	985,182
Digi.Com Berhad	41,000	318,462
DRB-Hicom Berhad	373,500	132,944
ECM Libra Avenue Berhad	284,773	60,158
*EON Capital Berhad	141,200	309,043
Esso Malaysia Berhad	57,700	48,475
Faber Group Berhad	113,400	99,698
Far East Holdings Berhad	14,000	28,702
Fraser & Neave Holdings Berhad	31,000	140,129
Gamuda Berhad	567,200	592,402
*General Corp. Berhad	62,200	31,288
Genting Plantations Berhad	65,600	144,508
Globetronics Technology Berhad	103,700	47,309
*Green Packet Berhad	190,900	58,964
*GuocoLand (Malaysia) Berhad	50,000	15,404
Hai-O Enterprise Berhad	39,400	45,110
Hap Seng Consolidated Berhad	91,300	79,486
Hap Seng Plantations Holdings Berhad	39,800	28,897
Hock Seng Lee Berhad	85,000	40,422
Hong Leong Bank Berhad	84,700	239,992
Hong Leong Financial Group Berhad	65,900	180,042
Hong Leong Industries Berhad	54,300	85,523
Hunza Properties Berhad	55,900	22,517
Hwang-DBS (Malaysia) Berhad	30,600	15,907
IGB Corp. Berhad	548,300	324,630
IJM Corp. Berhad	442,610	703,456
*IJM Land Berhad	173,900	131,319
IJM Plantations Berhad	65,600	50,139
*Insas Berhad	72,072	11,461
IOI Corp. Berhad	417,805	673,404
*Jaks Resources Berhad	211,500	49,926
K & N Kenanga Holdings Berhad	81,000	20,168
Keck Seng (Malaysia) Berhad	56,200	104,452
KFC Holdings (Malaysia) Berhad	34,000	115,348
Kian Joo Can Factory Berhad	146,500	60,294
Kim Loong Resources Berhad	60,020	38,895
*Kinsteel Berhad	220,500	59,746
KLCC Property Holdings Berhad	251,800	252,439
*KNM Group Berhad	1,525,950	240,206
Kuala Lumpur Kepong Berhad	55,750	296,087
Kulim Malaysia Berhad	73,900	183,794
*Kurnia Asia Berhad	314,800	51,084
Lafarge Malayan Cement Berhad	105,360	223,596
Landmarks Berhad	45,200	18,800

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Lingkaran Trans Kota Holdings Berhad	123,800	$124,018
Lion Industries Corp. Berhad	141,000	71,139
Malayan Banking Berhad	533,050	1,298,447
Malaysia Airports Holdings Berhad	61,800	100,185
Malaysia Building Society Berhad	167,700	78,655
*Malaysian Airlines System Berhad	245,334	164,559
Malaysian Bulk Carriers Berhad	87,725	80,805
Malaysian Resources Corp. Berhad	486,000	258,774
Media Prima Berhad	153,000	104,297
Mega First Corp. Berhad	46,000	24,185
*Melewar Industrial Group Berhad	20,900	4,935
*MK Land Holdings Berhad	486,100	52,038
MMC Corp. Berhad	329,600	268,822
*MNRB Holdings Berhad	66,900	58,310
Mudajaya Group Berhad	33,200	54,372
*Mulpha International Berhad	888,400	124,303
Naim Holdings Berhad	75,900	80,596
NCB Holdings Berhad	5,000	5,870
Nestle (Malaysia) Berhad	17,000	207,592
NTPM Holdings Berhad	75,000	13,907
Oriental Holdings Berhad	52,800	87,535
OSK Holdings Berhad	190,875	78,161
Panasonic Manufacturing Malaysia Berhad	19,300	117,019
Parkson Holdings Berhad	81,911	142,506
*Pelikan International Corp. Berhad	28,500	10,858
PJ Development Holdings Berhad	204,900	45,761
Plus Expressways Berhad	149,600	180,694
POS Malaysia Berhad	90,400	88,423
PPB Group Berhad	112,900	615,792
*Proton Holdings Berhad	133,900	193,785
Puncak Niaga Holdings Berhad	71,400	62,313
QL Resources Berhad	54,000	75,125
*QSR Brand Berhad	47,900	65,116
*Ramunia Holdings Berhad	156,777	19,055
RHB Capital Berhad	95,800	195,589
Salcon Berhad	180,500	38,070
Sarawak Oil Palms Berhad	75,400	66,629
*Selangor Dredging Berhad	190,000	42,461
Shangri-La Hotels (Malaysia) Berhad	104,400	83,311
Shell Refining Co. Federation of Malaysia Berhad	68,200	228,560
*SHL Consolidated Berhad	98,500	35,610
Southern Steel Berhad	96,400	61,594
SP Setia Berhad	202,750	266,728
Star Publications (Malaysia) Berhad	157,600	174,549
Subur Tiasa Holdings Berhad	73,815	49,885
Sunrise Berhad	80,448	51,390
Supermax Corp. Berhad	50,875	99,792
Symphony House Berhad	70,770	5,235
Ta Ann Holdings Berhad	45,480	73,935
TA Enterprise Berhad	440,300	90,112
TA Global Berhad (B3Z17H6)	264,180	31,525
*TA Global Berhad (B4LM6X7)	264,180	24,495
Tan Chong Motor Holdings Berhad	135,800	200,033
TDM Berhad	99,200	69,929
*Tebrau Teguh Berhad	244,800	54,337
Telekom Malaysia Berhad	157,900	166,878
Tenaga Nasional Berhad	212,800	575,163
*Time Dotcom Berhad	458,200	89,565
Titan Chemicals Corp. Berhad	45,800	31,919
Top Glove Corp. Berhad	74,800	156,177
Uchi Technologies Berhad	54,000	22,608

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
UMW Holdings Berhad	129,200	$253,842
Unico-Desa Plantations Berhad	285,440	88,350
*Unisem (M) Berhad	154,830	111,814
United Malacca Rubber Estates Berhad	37,900	118,007
United Plantations Berhad	37,900	172,775
VS Industry Berhad	60,945	23,397
Wah Seong Corp. Berhad	163,602	126,661
*WTK Holdings Berhad	155,500	56,321
YTL Corp. Berhad	275,038	648,675
*YTL e-Solutions Berhad	60,500	13,988
YTL Power International Berhad	361,873	257,258
*Yu Neh Huat Berhad	118,978	62,876
*Zelan Berhad	190,800	36,625

TOTAL MALAYSIA		20,225,507

MEXICO — (5.1%)
#Alfa S.A.B. de C.V. Series A	133,800	1,036,001
#Alsea de Mexico S.A.B. de C.V.	148,200	146,365
America Movil S.A.B. de C.V. Series L ADR	94,300	4,678,223
#*Axtel S.A.B. de C.V.	151,560	99,270
#Banco Compartamos S.A. de C.V.	69,900	416,415
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	646,122
#*Carso Infraestructura y Construccion S.A.B. de C.V.	231,490	126,383
*Cemex S.A.B. de C.V. Sponsored ADR	211,510	1,996,654
#*Cia Minera Autlan S.A.B. de C.V.	21,700	47,543
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	431,550
#Consorcio ARA S.A.B. de C.V.	329,200	215,882
*Corporacion GEO S.A.B. de C.V. Series B	216,100	606,123
Corporacion Moctezuma S.A.B. de C.V.	129,800	309,405
#*Desarrolladora Homex S.A.B. de C.V.	107,500	533,221
Embotelladora Arca S.A.B. de C.V.	232,406	826,300
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	612,654
*Gruma S.A.B. de C.V. Series B	41,200	61,686
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	81,300
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	825,246
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	440,788
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	212,640
Grupo Carso S.A.B. de C.V. Series A-1	125,400	475,572
#Grupo Continental S.A.B. de C.V.	125,846	355,860
#Grupo Elektra S.A. de C.V.	7,429	296,391
#*Grupo Famsa S.A.B. de C.V.	62,121	88,346
Grupo Financiero Banorte S.A.B. de C.V.	473,333	1,854,551
Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	345,569
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	669,736
Grupo Mexico S.A.B. de C.V. Series B	594,999	1,574,849
*Grupo Simec, S.A. de C.V.	56,100	124,994
Grupo Televisa S.A. de C.V. Sponsored ADR	81,300	1,544,700
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	245,400	296,650
*Industrias CH S.A.B. de C.V. Series B	115,200	414,135
Industrias Penoles S.A.B. de C.V.	14,960	313,201
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	118,900	746,839
#Mexichem S.A.B.de C.V.	282,901	784,548
#*Organizacion Soriana S.A.B. de C.V. Series B	277,000	746,297
#*Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	198,878
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	27,900	403,155
Telmex Internacional S.A.B. de C.V. ADR	51,500	942,965
#TV Azteca S.A.B. de C.V. Series A	422,969	228,916
*Urbi Desarrollos Urbanos S.A.B. de C.V.	129,800	251,257
#Wal-Mart de Mexico S.A.B. de C.V. Series V	613,260	1,439,060

TOTAL MEXICO		28,446,240

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

PHILIPPINES — (0.9%)
Aboitiz Equity Ventures, Inc.	664,000	$339,596
Aboitiz Power Corp.	432,000	191,282
Ayala Corp. Series A	45,266	315,283
Ayala Land, Inc.	696,160	224,757
Banco de Oro Unibank, Inc.	180,900	185,627
Bank of the Philippine Islands	215,980	224,889
*Belle Corp.	747,000	30,374
*China Banking Corp.	17,218	156,846
DMCI Holdings, Inc.	350,000	143,831
Energy Development Corp.	1,872,500	182,183
Filinvest Land, Inc.	5,730,000	127,290
First Philippines Holdings Corp.	144,500	175,432
Globe Telecom, Inc.	3,880	74,971
International Container Terminal Services, Inc.	180,000	125,058
Jollibee Foods Corp.	111,400	189,732
*Lopez Holdings Corp.	1,500,000	123,831
Macroasia Corp.	444,000	27,708
Manila Water Co, Inc.	259,900	96,046
*Megaworld Corp.	6,359,000	209,707
Metro Bank & Trust Co.	217,000	286,027
*Paxys, Inc.	120,000	5,102
Philippine Long Distance Telephone Co. Sponsored ADR	6,900	370,530
*Philippine National Bank	136,100	113,182
Philippine Stock Exchange, Inc.	5,600	31,790
Rizal Commercial Banking Corp.	205,000	100,430
Robinson’s Land Corp. Series B	496,000	145,340
Security Bank Corp.	48,400	74,146
Semirara Mining Corp.	55,800	128,388
SM Development Corp.	708,480	102,516
SM Investments Corp.	25,270	241,602
Union Bank Of Philippines	56,000	56,456
Universal Robina Corp.	461,000	333,254
Vista Land & Lifescapes, Inc.	1,700,000	90,136

TOTAL PHILIPPINES		5,223,342

POLAND — (1.9%)
*Agora SA	24,788	199,820
Asseco Poland SA	29,496	527,196
*Bank Handlowy w Warszawie SA	4,464	112,237
*Bank Millennium SA	132,225	201,093
Bank Pekao SA	13,728	732,326
*Bank Przemyslowo Handlowy BPH SA	3,521	61,643
Bank Zackodni WBK SA	3,399	204,216
*Barlinek SA	27,167	37,901
*Boryszew SA	64,545	63,172
*BRE Bank SA (4143053)	955	80,213
*BRE Bank SA (B3LXQC2)	395	32,895
Budimex SA	3,716	114,647
*Cersanit-Krasnystaw SA	18,446	81,725
*Ciech SA	7,730	68,949
*Debica SA	3,243	69,187
Dom Development SA	500	7,622
*Echo Investment SA	126,475	195,414
Elektrobudowa SA	467	25,734
*Emperia Holding SA	2,471	67,152
Eurocash SA	17,031	126,872
Fabryki Mebli Forte SA	3,346	16,349
*Getin Holdings SA	132,161	442,169
*Grupa Kety SA	4,554	158,028
*Grupa Lotos SA	29,914	314,951
*Hydrobudowa Polska SA	24,000	26,428

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

POLAND — (Continued)
*Inter Cars SA	1,986	$48,451
KGHM Polska Miedz SA	17,153	596,583
*Kredyt Bank SA	25,032	126,474
Lentex SA	2,453	21,035
*LPP SA	181	103,469
*MNI SA	38,209	47,603
*Mondi Packaging Paper Swiecie SA	3,588	85,353
Mostostal Siedlce SA	153,762	238,670
Mostostal Warszawa SA	469	10,318
*Mostostal Zabrze Holding SA	37,011	44,846
*Multimedia Polska SA	33,593	103,874
*Netia Holdings SA	63,443	102,002
NG2 SA	4,189	76,458
*Noble Bank SA	23,610	41,350
*Orbis SA	13,029	159,398
PBG SA	1,937	145,057
Pekaes SA	6,340	18,272
*Polnord SA	4,198	48,102
*Polski Koncern Naftowy Orlen SA	134,711	1,714,523
Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	193,199
Powszechna Kasa Oszczednosci Bank Polski SA	78,618	1,002,776
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	120,131
Raciborska Fabryka Kotlow SA	19,468	80,880
*Stalexport SA	75,249	38,689
Stalprodukt SA	606	84,410
*Synthos SA	284,348	186,073
Telekomunikacja Polska SA	96,821	501,468
*Trakcja Polska SA	39,687	54,901
TVN SA	32,365	187,608
Zaklady Azotowe Pulawy SA	4,200	94,384
*Zelmer SA	2,897	37,966

TOTAL POLAND		10,282,262

RUSSIA — (4.1%)
*Evraz Group SA GDR	29,691	792,683
Gazprom OAO Sponsored ADR	394,193	8,517,659
Gazpromneft JSC Sponsored ADR	12,698	257,953
*Globaltrans Investment P.L.C. Sponsored GDR	9,900	146,020
*Integra Group Holdings GDR	31,947	70,413
Lukoil OAO Sponsored ADR	68,019	3,883,035
Magnitogorsk Iron & Steel Works Sponsored GDR	20,225	216,148
MMC Norilsk Nickel JSC ADR	84,969	1,398,383
Novolipetsk Steel OJSC GDR	15,004	466,922
*Novorossiysk Sea Trade Port GDR	9,860	116,972
*PIK Group GDR	17,783	61,674
*Polymetal GDR	13,311	174,614
*Rosneft Oil Co. GDR	143,832	961,762
*RusHydro Sponsored ADR	220,934	1,155,064
*Severstal OAO GDR	32,719	387,109
Surgutneftegas Sponsonsored ADR	149,603	1,518,580
Tatneft Sponsored ADR	32,047	991,216
*TMK OAO GDR	9,862	162,894
Uralkali Sponsored GDR	20,602	433,569
VTB Bank OJSC GDR	167,057	906,381
*X5 Retail Group NV GDR	9,038	338,954

TOTAL RUSSIA		22,958,005

SOUTH AFRICA — (9.8%)
ABSA Group, Ltd.	73,891	1,371,344
Adcorp Holdings, Ltd.	15,900	60,918
Advtech, Ltd.	150,000	120,388

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
Aeci, Ltd.	45,611	$429,199
Afgri, Ltd.	240,543	230,817
African Bank Investments, Ltd.	268,800	1,232,985
African Oxygen, Ltd.	61,661	187,107
African Rainbow Minerals, Ltd.	29,765	699,957
Allied Electronics Corp., Ltd.	25,999	90,177
Allied Technologies, Ltd.	18,358	157,415
*Anglo American Platinum Corp., Ltd.	6,426	619,117
AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,175,080
*ArcelorMittal South Africa, Ltd.	44,676	521,013
*Argent Industrial, Ltd.	36,904	49,430
AST Group, Ltd.	346,708	42,723
Astral Foods, Ltd.	17,754	276,318
*Aveng, Ltd.	191,613	946,381
AVI, Ltd.	138,172	472,885
*Avusa, Ltd.	47,345	134,020
Barloworld, Ltd.	119,669	738,460
Bidvest Group, Ltd.	58,138	1,055,148
*Blue Label Telecoms, Ltd.	167,586	103,112
Capitec Bank Holdings, Ltd.	14,125	249,559
Cashbuild, Ltd.	12,008	120,217
Caxton & CTP Publishers & Printers, Ltd.	71,319	131,483
City Lodge Hotels, Ltd.	8,003	84,763
Clicks Group, Ltd.	102,871	509,852
Data Tec, Ltd.	89,168	451,253
Discovery Holdings, Ltd.	86,913	431,905
*Distribution & Warehousing Network, Ltd.	50,931	54,154
*Durban Roodeport Deep, Ltd.	173,190	72,975
*Eqstra Holdings, Ltd.	87,411	62,418
*Evraz Highveld Steel & Vanadium, Ltd.	5,882	69,481
Exxaro Resources, Ltd.	29,187	488,369
FirstRand, Ltd.	422,218	1,170,185
Foschini, Ltd.	64,594	629,447
Freeworld Coatings, Ltd.	86,675	113,874
Gold Fields, Ltd. Sponsored ADR	144,700	1,957,791
Grindrod, Ltd.	147,335	309,508
Group Five, Ltd.	46,398	222,690
Harmony Gold Mining Co., Ltd.	125,451	1,254,921
Hudaco Industries, Ltd.	16,723	156,846
*Hulamin, Ltd.	41,925	57,993
Iliad Africa, Ltd.	37,928	41,358
Illovo Sugar, Ltd.	89,335	346,985
Impala Platinum Holdings, Ltd.	78,013	2,113,494
Imperial Holdings, Ltd.	72,789	961,794
Investec, Ltd.	88,769	723,620
JD Group, Ltd.	59,605	373,708
JSE, Ltd.	41,044	398,314
Kumba Iron Ore, Ltd.	9,106	458,845
Lewis Group, Ltd.	44,113	377,909
Liberty Holdings, Ltd.	48,660	519,185
Massmart Holdings, Ltd.	42,056	737,624
Merafe Resources, Ltd.	483,462	90,764
Metair Investments, Ltd.	57,601	70,216
*Metorex, Ltd.	140,739	70,245
Metropolitan Holdings, Ltd.	293,917	696,056
Mondi, Ltd.	62,124	441,121
Mr. Price Group, Ltd.	61,558	425,650
Murray & Roberts Holdings, Ltd.	101,170	583,054
*Mvelaphanda Group, Ltd.	73,670	87,915
Nampak, Ltd.	264,091	697,550
Naspers, Ltd. Series N	56,301	2,399,301

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
Nedbank Group, Ltd.	72,312	$1,340,618
Northam Platinum, Ltd.	63,085	381,118
Oceana Group, Ltd.	19,344	77,470
*Omnia Holdings, Ltd.	15,703	135,612
Palabora Mining Co., Ltd.	9,070	127,732
Pick’n Pay Stores, Ltd.	52,074	325,004
Pretoria Portland Cement Co., Ltd.	106,333	462,208
PSG Group, Ltd.	62,177	255,251
Raubex Group, Ltd.	33,965	102,429
Reunert, Ltd.	60,618	494,549
Sanlam, Ltd.	794,013	2,720,221
Santam, Ltd.	16,410	252,254
*Sappi, Ltd. Sponsored ADR	214,486	1,027,388
Sasol, Ltd. Sponsored ADR	98,800	3,916,432
*Sentula Mining, Ltd.	109,719	36,676
Shoprite Holdings, Ltd.	64,865	806,263
*Simmer & Jack Mines, Ltd.	286,827	42,043
Spar Group, Ltd. (The)	51,585	602,192
Spur Corp., Ltd.	30,509	50,467
Standard Bank Group, Ltd.	251,547	3,913,740
Steinhoff International Holdings, Ltd.	505,818	1,334,795
*Super Group, Ltd.	142,040	11,295
Telkom South Africa, Ltd.	62,209	290,836
*Telkom South Africa, Ltd. Sponsored ADR	2,000	37,200
Tiger Brands, Ltd.	37,062	919,673
*Tongaat-Hulett, Ltd.	30,548	450,135
Trencor, Ltd.	49,091	235,474
Truworths International, Ltd.	95,666	764,576
Vodacom Group, Ltd.	55,740	473,607
Wilson Bayly Holme-Ovcon, Ltd.	14,933	230,860
*Woolworths Holdings, Ltd.	224,727	800,478

TOTAL SOUTH AFRICA		54,546,982

SOUTH KOREA — (11.3%)
Amorepacific Corp.	290	236,846
Asia Cement Manufacturing Co., Ltd.	520	19,519
*Asiana Airlines, Inc.	36,370	270,835
#*Basic House Co., Ltd. (The)	2,980	37,572
Bing Grae Co., Ltd.	1,910	76,766
Busan Bank	46,300	499,330
*Capro Corp.	5,900	68,600
Cheil Industrial, Inc.	10,480	805,370
Cheil Worldwide, Inc.	20,750	212,796
*Chin Hung International, Inc.	59,486	24,824
Chosun Refractories Co., Ltd.	920	44,573
#CJ CGV Co., Ltd.	3,000	58,475
CJ Cheiljedang Corp.	1,502	300,543
*Dae Sang Corp.	2,930	21,843
Daeduck Electronics Co., Ltd.	22,540	141,586
Daeduck Industries Co., Ltd.	3,880	32,280
Daegu Bank, Ltd.	43,400	559,376
Daehan Flour Mills Co., Ltd.	130	16,736
Daehan Steel Co., Ltd.	5,400	41,715
Daehan Synthetic Fiber Co., Ltd.	370	20,460
Daekyo Co., Ltd.	20,000	89,676
Daelim Industrial Co., Ltd.	8,280	469,581
#Daesung Industrial Co., Ltd. (6249614)	265	27,684
#*Daesung Industrial Co., Ltd. (B445C80)	755	43,384
Daewoo Engineering & Construction Co., Ltd.	32,270	273,915
#*Daewoo Motor Sales Corp.	8,863	27,672
Daewoo Securities Co., Ltd.	29,020	566,093

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,411	$159,315
Daishin Securities Co., Ltd.	17,950	223,375
#Daou Technology, Inc.	12,970	80,484
Dongbu Insurance Co., Ltd.	6,950	215,880
Dongbu Securities Co., Ltd.	3,850	19,698
#Dongbu Steel Co., Ltd.	12,704	109,946
Dongkuk Steel Mill Co., Ltd.	10,380	210,432
Dongwon Industries Co., Ltd.	765	80,070
*Dongwon Systems Corp.	26,530	28,682
Dongyang Mechatronics Corp.	6,860	38,693
Doosan Construction & Engineering Co., Ltd.	10,740	38,631
#Doosan Corp.	1,970	190,778
Doosan Heavy Industries & Construction Co., Ltd.	2,535	165,197
#*Doosan Infracore Co., Ltd.	6,670	119,679
#*DuzonBIzon Co., Ltd.	2,100	42,321
E1 Corp.	800	35,063
*Eugene Investment & Securities Co., Ltd.	139,209	88,876
#*Foosung Co., Ltd.	13,020	45,011
Fursys, Inc.	2,910	69,966
#GIIR, Inc.	5,760	43,582
#Global & Yuasa Battery Co., Ltd.	1,980	50,716
Glovis Co., Ltd.	1,570	180,887
GS Engineering & Construction Corp.	6,318	427,366
GS Holdings Corp.	12,277	429,984
Gwangju Shinsegae Co., Ltd.	470	60,799
Halla Climate Control Corp.	17,950	262,333
Han Kuk Carbon Co., Ltd.	5,120	24,765
Han Yang Securities Co., Ltd.	7,790	60,196
Hana Financial Group, Inc.	35,160	1,045,651
Handsome Corp.	3,700	51,104
Hanil Cement Manufacturing Co., Ltd.	2,035	91,719
Hanjin Heavy Industries & Construction Co., Ltd.	7,222	172,529
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,494	24,866
*Hanjin Shipping Co., Ltd.	16,097	432,867
#*Hanjin Shipping Holdings Co., Ltd.	6,646	95,912
Hanjin Transportation Co., Ltd.	2,460	77,468
Hankook Shell Oil Co., Ltd.	300	44,409
Hankook Tire Manufacturing Co., Ltd.	22,380	508,727
Hankuk Electric Glass Co., Ltd.	2,440	69,857
Hankuk Glass Industries, Inc.	2,160	47,844
Hankuk Paper Manufacturing Co., Ltd.	2,170	58,895
*Hansol LCD, Inc.	2,627	113,046
Hansol Paper Co., Ltd.	11,660	148,484
Hanssem Co., Ltd.	440	4,461
#Hanwha Chemical Corp.	27,382	446,309
*Hanwha Corp.	9,764	330,999
*Hanwha General Insurance Co., Ltd.	5,540	46,761
Hanwha Securities Co., Ltd.	13,934	94,445
*HMC Investment Securities Co., Ltd.	6,493	99,979
#Honam Petrochemical Corp.	4,990	727,822
Hotel Shilla Co., Ltd.	11,370	245,264
Huchems Fine Chemical Corp.	4,003	90,679
#*Hynix Semiconductor, Inc.	61,430	1,169,008
Hyosung T & C Co., Ltd.	5,590	387,188
Hyundai Department Store Co., Ltd.	3,180	317,196
Hyundai Development Co.	13,896	318,508
Hyundai Elevator Co., Ltd.	970	42,143
Hyundai Engineering & Construction Co., Ltd.	4,033	215,917
Hyundai Greenfood Co., Ltd.	14,800	132,404
Hyundai Heavy Industries Co., Ltd.	4,383	996,202
Hyundai Hysco	17,350	274,676

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Hyundai Marine & Fire Insurance Co., Ltd.	16,360	$336,312
Hyundai Merchant Marine Co., Ltd.	7,660	212,472
Hyundai Mipo Dockyard Co., Ltd.	2,431	333,123
Hyundai Mobis	5,512	954,002
Hyundai Securities Co.	39,792	457,976
#Hyundai Steel Co.	11,315	979,015
Industrial Bank of Korea, Ltd.	32,080	424,432
#Jahwa Electronics Co., Ltd.	3,390	18,387
Jeonbuk Bank, Ltd.	10,928	61,480
KB Financial Group, Inc. ADR	41,546	1,777,338
KCC Corp.	1,220	314,741
*Keangnam Enterprises, Ltd.	8	53
KISCO Corp.	1,688	44,552
KISWIRE, Ltd.	3,729	117,173
*KIWOOM Securities Co., Ltd.	240	8,842
Kolon Engineering & Construction Co., Ltd.	9,350	31,497
Kolon Industries, Inc. (6496539)	1,596	45,657
*Kolon Industries, Inc. (B5TVWD5)	4,104	218,971
*Korea Electric Power Corp. Sponsored ADR	43,700	615,733
Korea Electric Terminal Co., Ltd.	2,730	44,933
Korea Exchange Bank	56,940	584,556
*Korea Express Co., Ltd.	1,887	100,213
Korea Gas Corp.	3,882	145,240
Korea Investment Holdings Co., Ltd.	11,940	341,268
Korea Iron & Steel Co., Ltd.	511	21,590
*Korea Komho Petrochemical Co., Ltd.	5,710	255,799
#*Korea Line Corp.	2,543	113,967
Korea Reinsurance Co., Ltd.	15,814	156,548
#Korea Zinc Co., Ltd.	2,270	452,068
*Korean Air Co., Ltd.	9,290	579,592
KP Chemical Corp.	16,510	158,926
KPX Chemical Co., Ltd.	1,152	48,425
#KT Corp. Sponsored ADR	26,300	495,755
*KTB Securities Co., Ltd.	18,570	57,510
#*Kumho Electric Co., Ltd.	1,780	66,987
*Kumho Industrial Co., Ltd.	9,910	28,367
#*Kumho Tire Co., Inc.	14,190	57,934
Kyeryong Construction Industrial Co., Ltd.	3,560	42,624
Kyobo Securities Co., Ltd.	7,700	59,245
LG Chemical, Ltd.	5,153	1,434,814
LG Corp.	13,287	917,762
LG Display Co., Ltd.	4,300	131,442
#LG Display Co., Ltd. ADR	49,400	759,278
LG Fashion Corp.	4,794	115,571
LG Hausys, Ltd.	1,473	116,658
LG Household & Healthcare Co., Ltd.	1,300	408,878
#*LG Innotek Co., Ltd.	1,161	156,893
LG International Corp.	11,185	297,623
*LG Uplus Corp.	39,090	263,104
LIG Insurance Co., Ltd.	11,600	250,958
#Lotte Chilsung Beverage Co., Ltd.	219	144,939
Lotte Confectionary Co., Ltd.	220	250,756
Lotte Midopa Co., Ltd.	3,690	38,055
Lotte Non-Life Insurance Co., Ltd.	780	5,159
Lotte Sam Kang Co., Ltd.	320	74,084
Lotte Shopping Co., Ltd.	2,169	658,990
#LS Corp.	3,950	319,650
Macquarie Korea Infrastructure Fund	43,262	163,134
Meritz Fire Marine Insurance Co., Ltd.	26,062	161,162
*Meritz Securities Co., Ltd.	80,365	68,657
Mirae Asset Securities Co., Ltd.	4,290	211,642

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Motonic Corp.	6,450	$48,760
#Namhae Chemical Corp.	4,470	61,526
*Namkwang Engineering & Construction Co., Ltd.	5,304	15,635
Namyang Dairy Products Co., Ltd.	100	42,426
NCsoft Corp.	2,380	378,848
Nexen Tire Corp.	9,830	59,303
NH Investment & Securities Co., Ltd.	6,562	55,129
*NHN Corp.	2,851	442,174
Nong Shim Co., Ltd.	600	113,743
Nong Shim Holdings Co., Ltd.	590	31,272
OCI Co., Ltd.	1,918	448,917
*ON*Media Corp.	15,590	40,128
ORION Corp.	740	222,764
Ottogi Corp.	710	89,894
Pacific Corp.	1,271	161,445
Poongsan Corp.	3,280	87,917
POSCO ADR	31,868	3,314,591
Pulmuone Co., Ltd.	584	21,144
Pusan City Gas Co., Ltd.	3,630	64,470
#*RNL BIO Co., Ltd.	11,810	37,169
#*S&T Corp.	730	12,612
*S&T Daewoo Co., Ltd.	2,530	55,641
S1 Corp.	3,680	186,508
#*Saehan Industries, Inc.	93,300	98,768
*Sajo Industries Co., Ltd.	1,230	32,454
Samchully Co., Ltd.	740	62,150
Samsung Card Co., Ltd.	7,580	334,210
Samsung Corp.	20,557	1,030,766
#Samsung Electro-Mechanics Co., Ltd.	8,114	936,943
Samsung Electronics Co., Ltd.	9,597	6,582,647
Samsung Engineering Co., Ltd.	3,359	350,095
Samsung Fine Chemicals Co., Ltd.	4,360	246,286
Samsung Fire & Marine Insurance, Ltd.	3,339	580,336
Samsung Heavy Industries Co., Ltd.	10,130	211,617
Samsung SDI Co., Ltd.	8,108	1,165,096
Samsung Securities Co., Ltd.	8,628	437,578
Samsung Techwin Co., Ltd.	3,974	369,878
Samyang Corp.	1,489	73,530
*Samyang Foods Co., Ltd.	1,860	26,457
Samyang Genex Co., Ltd.	990	53,394
Samyoung Electronics Co., Ltd.	5,990	65,907
Seah Besteel Corp.	2,920	52,292
SeAH Holdings Corp.	833	49,814
SeAH Steel Corp.	1,344	46,239
Sebang Co., Ltd.	6,220	84,728
Sejong Industrial Co., Ltd.	4,220	43,843
Seoul City Gas Co., Ltd.	380	14,465
#Sewon Cellontech Co., Ltd.	12,290	51,740
Shin Young Securities Co., Ltd.	800	24,513
Shinhan Financial Group Co., Ltd. ADR	25,544	2,113,255
Shinsegae Co., Ltd.	1,345	641,300
*Shinsung Holdings Co., Ltd.	12,100	61,401
Silla Trading Co., Ltd.	5,145	54,098
Sindo Ricoh Co., Ltd.	1,470	61,362
#*SK Chemicals Co., Ltd.	5,390	303,542
SK Co., Ltd.	8,406	659,904
SK Energy Co., Ltd.	8,400	876,867
SK Gas Co., Ltd.	1,750	59,258
SK Networks Co., Ltd.	13,920	121,734
SK Telecom Co., Ltd. ADR	32,400	530,712
SKC Co., Ltd.	7,170	168,087

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
SL Corp.	3,100	$30,931
S-Oil Corp.	6,917	330,139
Songwon Industrial Co., Ltd.	3,690	30,884
*Ssangyong Cement Industry Co., Ltd.	8,810	38,241
*STX Corp.	5,186	89,585
STX Engine Co., Ltd.	3,985	90,838
#STX Offshore & Shipbuilding Co., Ltd.	9,407	101,218
STX Pan Ocean Co., Ltd.	18,050	183,094
Sunkyong Securities Co., Ltd.	56,790	109,837
Tae Kwang Industrial Co., Ltd.	100	61,700
#Taeyoung Engineering & Construction	15,600	62,507
*Tai Han Electric Wire Co., Ltd.	7,280	66,233
*Tong Yang Major Corp.	17,332	33,583
Tong Yang Securities, Inc.	24,320	222,441
Woongjin Coway Co., Ltd.	6,580	232,010
*Woongjin Holdings Co., Ltd.	8,577	85,407
Woongjin Thinkbig Co., Ltd.	2,842	60,060
*Woori Finance Holdings Co., Ltd. ADR	5,100	192,780
Woori Financial Co., Ltd.	5,630	42,294
Woori Investment & Securities Co., Ltd.	25,210	396,560
Youlchon Chemical Co., Ltd.	9,410	71,588
Youngone Corp. (6150493)	2,666	61,262
Youngone Corp. (B622C10)	10,664	80,536
Youngpoong Corp.	283	143,544

TOTAL SOUTH KOREA		62,613,180

TAIWAN — (11.0%)
*A.G.V. Products Corp.	219,319	94,143
Ability Enterprise Co., Ltd.	103,892	159,102
*Acbel Polytech, Inc.	137,685	106,711
*Accton Technology Corp.	136,000	67,486
Acer, Inc.	167,270	448,229
Advanced Semiconductor Engineering, Inc.	163,188	126,098
#Advanced Semiconductor Engineering, Inc. ADR	76,907	291,478
Advantech Co., Ltd.	32,132	68,747
*Altek Corp.	59,509	86,178
*Ambassador Hotel (The)	78,000	93,968
*Amtran Technology Co., Ltd.	229,842	219,845
Apex Biotechnology Corp.	8,000	15,746
Asia Cement Corp.	388,199	383,315
Asia Chemical Corp.	138,000	81,841
*Asia Optical Co, Inc.	7,000	10,919
*Asia Polymer Corp.	112,000	101,548
*Asia Vital Components Co., Ltd.	120,440	145,763
Asustek Computer, Inc.	86,210	649,718
Aten International Co., Ltd.	36,380	63,549
AU Optronics Corp. Sponsored ADR	116,842	1,109,999
Aurora Corp.	61,693	102,647
*AV Tech Corp.	10,000	28,453
*Avermedia Technologies, Inc.	69,690	89,816
*Avision, Inc.	71,693	43,529
*Bank of Kaohsiung	165,360	61,074
Basso Industry Corp., Ltd.	63,000	57,000
*Bes Engineering Corp.	588,000	137,227
*Bright Led Electronics Corp.	10,000	12,412
*Capital Securities Corp.	120,000	55,300
*Carnival Industrial Corp.	194,000	56,712
Catcher Technology Co., Ltd.	80,509	181,207
*Cathay Financial Holdings Co., Ltd.	398,450	625,544
*Cathay Real Estate Development Co., Ltd.	246,000	110,452
Chang Hwa Commercial Bank	749,000	394,866

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Cheng Loong Corp.	224,000	$83,044
Cheng Shin Rubber Industry Co., Ltd.	117,758	300,946
*Cheng Uei Precision Industry Co., Ltd.	104,072	182,194
*Chia Hsin Cement Corp.	161,730	77,450
Chicony Electronics Co., Ltd.	78,605	171,805
Chimei Innolux Corp.	944,232	1,017,884
*China Airlines, Ltd.	444,951	239,337
*China Development Financial Holding Corp.	2,330,946	669,146
China Ecotek Corp.	13,000	19,154
*China Electric Manufacturing Co., Ltd.	144,000	129,851
*China Glaze Co., Ltd.	9,000	7,748
China Hi-Ment Corp.	45,618	50,346
*China Life Insurance Co., Ltd.	332,023	294,340
*China Man-Made Fiber Co., Ltd.	359,000	122,960
*China Metal Products Co., Ltd.	34,366	46,895
*China Motor Co., Ltd.	208,035	130,832
*China Petrochemical Development Corp.	464,280	249,524
*China Steel Chemical Corp.	39,227	117,767
China Steel Corp.	957,976	905,189
*China Synthetic Rubber Corp.	132,735	128,353
Chinatrust Financial Holdings Co., Ltd.	993,203	593,996
*Chin-Poon Industrial Co., Ltd.	113,113	83,318
*Chong Hong Construction Co.	14,000	28,646
*Chroma Ate, Inc.	86,987	174,358
*Chun Yuan Steel Industrial Co., Ltd.	213,034	86,186
*Chung Hsin Electric & Machinery Co., Ltd.	127,000	71,392
*Chung Hung Steel Corp.	333,512	136,138
*Chung Hwa Pulp Corp.	159,000	72,915
Chunghwa Telecom Co., Ltd.	136,000	286,555
#Chunghwa Telecom Co., Ltd. ADR	21,539	455,550
*Chungwa Picture Tubes Co., Ltd.	2,301,000	149,835
*Clevo Co.	65,735	137,852
*CMC Magnetics Corp.	905,000	241,665
Collins Co., Ltd.	46,200	20,462
Compal Communications, Inc.	94,000	83,738
Compal Electronics, Inc.	542,385	709,619
*Compeq Manufacturing Co., Ltd.	397,000	108,000
*Continental Holdings Corp.	139,000	53,139
*Coxon Precise Industrial Co., Ltd.	7,000	13,564
CTCI Corp.	141,555	151,505
*Cyberlink Corp.	5,000	20,826
Cybertan Technology, Inc.	73,576	79,618
*Da-Cin Construction Co., Ltd.	78,000	42,427
Delta Electronics, Inc.	195,521	674,180
*Depo Auto Parts Industrial Co., Ltd.	27,000	72,922
*Diamond Flower Electric Instrument Co., Ltd.	46,460	51,232
*D-Link Corp.	196,329	151,315
*E.Sun Financial Holding Co., Ltd.	1,058,675	489,616
*Eastern Media International Corp.	290,750	74,801
Elan Microelectronics Corp.	37,370	55,001
*E-LIFE MALL Corp., Ltd.	18,000	26,687
*Elite Material Co., Ltd.	29,394	27,464
*Elite Semiconductor Memory Technology, Inc.	87,000	166,575
*Elitegroup Computer Systems Co., Ltd.	137,782	51,011
*EnTie Commercial Bank	80,500	30,821
Epistar Corp.	100,433	275,982
*Eternal Chemical Co., Ltd.	166,641	165,524
*Eva Airways Corp.	319,303	191,472
*Everest Textile Co., Ltd.	110,000	23,991
*Evergreen International Storage & Transport Corp.	173,000	134,422
*Evergreen Marine Corp., Ltd.	298,000	221,142

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Everlight Chemical Industrial Corp.	149,000	$137,699
Everlight Electronics Co., Ltd.	38,149	108,834
*Excelsior Medical Co., Ltd.	9,000	20,062
Far Eastern Department Stores Co., Ltd.	206,177	201,197
*Far Eastern International Bank	519,211	201,565
Far Eastern New Century Corp.	450,021	521,346
*Far EasTone Telecommunications Co., Ltd.	199,000	277,039
*Faraday Technology Corp.	4,000	6,540
*Farglory Land Development Co., Ltd.	41,000	81,268
*Federal Corp.	127,475	81,182
Feng Hsin Iron & Steel Co., Ltd.	87,550	124,932
*Feng Tay Enterprise Co., Ltd.	104,202	93,851
First Financial Holding Co., Ltd.	921,558	541,668
*First Hotel	53,529	43,432
*First Insurance Co., Ltd. (The)	106,606	43,794
*FLEXium Interconnect, Inc.	21,000	24,713
Flytech Technology Co., Ltd.	7,000	19,846
*Forhouse Corp.	16,000	16,049
Formosa Chemicals & Fiber Co., Ltd.	398,610	863,783
*Formosa International Hotels Corp.	9,427	135,043
*Formosa Petrochemical Corp.	52,000	120,592
Formosa Plastics Corp.	372,360	776,485
Formosa Taffeta Co., Ltd.	280,000	213,270
*Formosan Rubber Group, Inc.	156,000	114,120
Fortune Electric Co., Ltd.	72,450	62,331
Foxconn Technology Co., Ltd.	71,147	242,244
*Fubon Financial Holding Co., Ltd.	664,000	811,986
*G Shank Enterprise Co., Ltd.	46,480	35,180
*Gem Terminal Industries Co., Ltd.	1,000	809
*Gemtek Technology Corp.	22,000	29,917
*Getac Technology Corp.	123,000	79,642
Giant Manufacture Co., Ltd.	65,520	227,708
*Giga-Byte Technology Co., Ltd.	196,000	206,199
*Gintech Energy Corp.	10,000	29,522
Global Mixed Mode Technology, Inc.	4,000	17,753
*Global Unichip Corp.	5,000	19,170
*Globe Union Industrial Corp.	89,552	103,699
Gold Circuit Electronics, Ltd.	131,263	47,373
*Goldsun Development & Construction Co., Ltd.	322,901	139,737
*Grand Pacific Petrochemical Corp.	267,000	117,215
*Great China Metal Industry Co., Ltd.	13,000	9,421
Great Taipei Gas Co., Ltd.	147,000	77,129
*Great Wall Enterprise Co., Ltd.	86,740	86,532
Greatek Co., Ltd.	166,376	164,189
*Hannstar Board Corp.	9,000	7,401
*HannStar Display Corp.	130,000	25,175
*Harvatek Corp.	22,641	28,413
*Hey Song Corp.	181,000	141,064
*Highwealth Construction Corp.	108,462	167,307
*Ho Tung Holding Corp.	211,000	106,356
*Hocheng Corp.	114,300	41,603
*Holtek Semiconductor, Inc.	23,000	33,477
*Hon Hai Precision Industry Co., Ltd.	641,332	2,583,260
*Hong Tai Electric Industrial Co., Ltd.	68,000	28,367
Hotai Motor Co., Ltd.	94,000	234,355
*Hsin Kuang Steel Co., Ltd.	62,788	53,544
HTC Corp.	40,153	739,386
*Hua Eng Wire & Cable Co., Ltd.	238,000	80,934
Hua Nan Financial Holding Co., Ltd.	833,125	518,114
*Huaku Development Co., Ltd.	36,027	80,465
*Huang Hsiang Construction Co.	11,000	18,060

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Hung Poo Construction Corp.	74,467	$85,891
*Hung Sheng Construction Co., Ltd.	220,000	123,573
*Ichia Technologies, Inc.	73,897	34,241
*I-Chiun Precision Industry Co., Ltd.	46,000	61,317
Infortrend Technology, Inc.	61,798	79,970
*Inventec Appliances Corp.	16,000	13,239
Inventec Corp.	655,123	347,740
*I-Sheng Electric Wire & Cable Co., Ltd.	27,000	44,359
ITE Technology, Inc.	42,000	71,988
*Jenn Feng New Energy Co., Ltd.	25,000	28,500
*Jess-Link Products Co., Ltd.	5,000	16,606
*Kao Hsing Chang Iron & Steel Corp.	140,000	38,259
*Kee Tai Properties Co., Ltd.	64,380	28,936
Kenda Rubber Industrial Co., Ltd.	147,217	156,868
*King Slide Works Co., Ltd.	1,000	5,097
*King Yuan Electronics Co., Ltd.	520,529	233,864
*Kingdom Construction Co., Ltd.	96,000	69,175
*King’s Town Bank	278,000	116,460
*King’s Town Construction Co., Ltd.	61,913	56,532
*Kinpo Electronics, Inc.	490,028	140,563
Kinsus Interconnect Technology Corp.	84,009	176,135
Knowledge-Yield-Excellence Systems Corp.	98,689	90,685
*Kuoyang Construction Co., Ltd.	68,000	41,674
*Kwong Fong Industries Corp.	174,000	44,065
*Lan Fa Textile Co., Ltd.	172,886	55,745
Largan Precision Co., Ltd.	11,306	216,222
*LCY Chemical Corp.	189,839	239,521
*Leofoo Development Co., Ltd.	101,000	60,557
*Les Enphants Co., Ltd.	33,000	38,479
*Li Peng Enterprise Co., Ltd.	63,000	28,401
Lien Hwa Industrial Corp.	191,000	111,837
*LITE-ON IT Corp.	47,000	52,564
*Lite-On Semiconductor Corp.	24,000	14,416
Lite-On Technology Corp.	390,377	498,019
Long Bon International Co., Ltd.	141,915	56,978
*Long Chen Paper Co., Ltd.	262,969	82,295
*Lotes Co., Ltd.	7,000	36,820
*Lucky Cement Corp.	124,000	29,526
Macronix International Co., Ltd.	869,775	577,917
Makalot Industrial Co., Ltd.	47,000	105,912
*Masterlink Securities Corp.	80,000	30,586
*Mayer Steel Pipe Corp.	52,408	42,620
Media Tek, Inc.	56,360	763,209
Mega Financial Holding Co., Ltd.	1,837,000	1,095,620
*Mercuries & Associates, Ltd.	64,050	37,283
Merida Industry Co., Ltd.	34,000	55,351
*Merry Electronics Co., Ltd.	19,000	27,919
*Microelectronics Technology, Inc.	178,947	108,651
*Micro-Star International Co., Ltd.	277,233	154,022
Min Aik Technology Co., Ltd.	17,000	28,317
*Mirle Automation Corp.	57,000	55,265
*Mitac International Corp.	374,966	153,070
*Namchow Chemical Industrial Co., Ltd.	6,000	7,107
Nan Ya Plastic Corp.	467,450	821,841
Nan Ya Printed Circuit Board Corp.	36,760	150,089
*Nankang Rubber Tire Co., Ltd.	116,515	155,055
*Nantex Industry Co., Ltd.	106,029	69,135
National Petroleum Co., Ltd.	109,000	116,331
*Nien Hsing Textile Co., Ltd.	135,000	79,008
Opto Tech Corp.	167,000	117,434
*Oriental Union Chemical Corp.	136,292	101,995

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Pan Jit International, Inc.	148,000	$141,502
Pan-International Industrial Corp.	127,516	200,114
*Paragon Technologies Co., Ltd.	9,150	21,782
*Pegatron Corp.	232,037	267,929
*Phihong Technology Co., Ltd.	144,348	161,258
Pihsiang Machinery Mfg. Co., Ltd.	34,000	56,608
*Polaris Securities Co., Ltd.	203,000	92,664
Pou Chen Corp.	573,144	437,664
*Powercom Co., Ltd.	21,000	45,141
*President Securities Corp.	108,000	59,118
*Prince Housing & Development Corp.	171,623	79,595
*Promate Electronic Co., Ltd.	9,000	6,814
*Qisda Corp.	519,568	292,215
Quanta Computer, Inc.	168,715	305,395
*Radiant Opto-Electronics Corp.	14,420	19,522
*Radium Life Tech Corp.	80,297	74,137
Realtek Semiconductor Corp.	96,690	220,744
Richtek Technology Corp.	15,750	132,991
*Ritek Corp.	906,117	259,871
Ruentex Development Co., Ltd.	56,000	95,608
*Ruentex Industries, Ltd.	81,000	233,516
San Fang Chemical Industry Co., Ltd.	37,968	39,323
*Sanyang Industrial Co., Ltd.	241,551	113,265
*Sanyo Electric Co., Ltd.	106,000	100,555
*Senao International Co., Ltd.	22,000	32,726
*Sheng Yu Steel Co., Ltd.	94,000	61,439
*Shih Wei Navigation Co., Ltd.	15,000	21,418
*Shihlin Electric & Engineering Corp.	79,000	85,096
*Shihlin Paper Corp.	31,000	63,117
*Shin Kong Financial Holding Co., Ltd.	1,061,626	383,684
*Shin Zu Shing Co., Ltd.	3,000	9,728
*Shining Building Business Co., Ltd.	10,000	9,948
*Shinkong Co., Ltd.	109,557	91,706
*Shinkong Synthetic Fibers Co., Ltd.	391,229	137,584
*Sigurd Microelectronics Corp.	81,559	63,563
*Silicon Integrated Systems Corp.	219,126	141,598
Siliconware Precision Industries Co., Ltd. Sponsored ADR	78,535	383,251
Silitech Technology Corp.	20,792	58,970
*Sincere Navigation Corp.	96,350	109,866
*Sinkong Textile Co., Ltd.	100,800	116,476
*SinoPac Holdings Co., Ltd.	1,578,000	528,125
*Sintek Photronics Corp.	237,061	145,503
Sinyi Realty Co., Ltd.	39,938	59,927
Sitronix Technology Corp.	31,799	54,082
*Sonix Technology Co., Ltd.	6,000	12,196
South East Soda Manufacturing Co., Ltd.	17,000	17,248
*Southeast Cement Co., Ltd.	151,000	56,218
*Spirox Corp.	38,140	32,300
*Springsoft, Inc.	64,498	62,580
Standard Foods Taiwan, Ltd.	86,490	251,165
*Star Comgistic Capital Co., Ltd.	49,920	59,044
*Sunplus Technology Co., Ltd.	158,000	117,102
Sunrex Technology Corp.	98,028	96,210
*Supreme Electronics Co., Ltd.	9,000	6,815
Synnex Technology International Corp.	145,442	331,310
*T JOIN Transportation Co., Ltd.	155,000	113,304
*Ta Chen Stainless Pipe Co., Ltd.	115,412	79,745
*Ta Chong Bank, Ltd.	551,000	131,997
*Ta Ya Electric Wire & Cable Co., Ltd.	231,856	63,358
*Tah Hsin Industrial Corp.	71,000	47,942
*Ta-I Technology Co., Ltd.	47,200	53,397

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Taichung Commercial Bank	428,953	$134,266
*Tainan Spinning Co., Ltd.	335,000	147,835
*Taishin Financial Holdings Co., Ltd.	1,148,617	511,020
*Taiwan Business Bank	801,300	236,307
Taiwan Cement Corp.	675,306	626,223
*Taiwan Cogeneration Corp.	67,000	38,364
Taiwan Cooperative Bank	925,907	599,820
Taiwan Fertilizer Co., Ltd.	88,000	243,060
*Taiwan Fire & Marine Insurance Co., Ltd.	97,000	79,844
Taiwan Glass Industrial Corp.	257,759	248,798
Taiwan Hon Chuan Enterprise Co., Ltd.	66,409	123,338
*Taiwan Kolin Co., Ltd.	292,000	—
Taiwan Life Insurance Co., Ltd.	80,263	79,526
*Taiwan Mask Corp.	142,000	52,623
Taiwan Navigation Co., Ltd.	66,000	82,362
*Taiwan Paiho Co., Ltd.	28,000	23,769
Taiwan Secom Co., Ltd.	46,000	70,579
Taiwan Semiconductor Manufacturing Co., Ltd.	1,422,000	2,745,141
*Taiwan Sogo Shinkong Security Co., Ltd.	51,117	35,559
*Taiwan Styrene Monomer Corp.	203,528	88,308
*Taiwan Tea Corp.	140,648	83,370
*Taiyen Biotech Co., Ltd.	67,000	43,209
*Tatung Co., Ltd.	1,182,000	214,673
*Teco Electric & Machinery Co., Ltd.	602,000	288,666
*Test Research, Inc.	30,450	41,926
*Test-Rite International Co., Ltd.	87,777	50,267
*Ton Yi Industrial Corp.	286,000	128,664
Tong Hsing Electronic Industries, Ltd.	2,191	8,334
Tong Yang Industry Co., Ltd.	112,455	171,457
*Topco Scientific Co., Ltd.	12,000	15,167
Transcend Information, Inc.	18,890	52,587
*Tripod Technology Corp.	13,000	49,395
Tsann Kuen Enterprise Co., Ltd.	38,272	71,029
TSRC Corp.	125,000	181,721
*TTET Union Corp.	67,000	81,291
Tung Ho Steel Enterprise Corp.	206,654	180,734
*TXC Corp.	15,000	26,162
*TYC Brother Industrial Co., Ltd.	80,474	52,985
*Tyntek Corp.	132,722	103,200
U-Ming Marine Transport Corp.	83,000	157,083
*Unimicron Technology Corp.	198,312	328,895
*Union Bank of Taiwan	332,016	83,480
Uni-President Enterprises Corp.	429,929	509,485
*Unitech Printed Circuit Board Corp.	236,000	88,180
*United Integration Service Co., Ltd.	114,000	143,257
*United Microelectronics Corp.	2,061,081	914,313
*Unity Opto Technology Co., Ltd.	5,000	9,355
*Universal Cement Corp.	165,000	78,870
*UPC Technology Corp.	210,557	124,352
*USI Corp.	289,000	196,880
*Via Technologies, Inc.	94,996	82,320
*Visual Photonics Epitacy Co., Ltd.	10,000	21,451
Wah Lee Industrial Corp.	15,000	21,891
*Walsin Lihwa Corp.	829,000	362,004
*Walsin Technology Corp., Ltd.	210,548	121,667
*Wan Hai Lines Co., Ltd.	187,950	126,367
*Waterland Financial Holding Co., Ltd.	633,753	194,516
*Wei Chuan Food Corp.	45,000	51,731
*Weikeng Industrial Co., Ltd.	11,000	7,411
*Weltrend Semiconductor, Inc.	37,000	26,004
*Winbond Electronics Corp.	938,000	238,047

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Wintek Corp.	519,000	$464,174
Wistron Corp.	296,638	479,174
Wistron NeWeb Corp.	43,452	85,914
*WPG Holdings Co., Ltd.	96,000	197,652
*WT Microelectronics Co., Ltd.	6,000	6,898
*Yageo Corp.	677,000	301,715
*Yeung Cyang Industrial Co., Ltd.	153,356	106,021
*Yieh Phui Enterprise Co., Ltd.	451,358	167,250
*Yosun Industrial Corp.	154,560	257,933
Young Fast Optoelectronics Co., Ltd.	8,000	68,897
Yuanta Financial Holding Co., Ltd.	317,000	176,479
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	169,745
Yulon Motor Co., Ltd.	232,783	267,450
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	39,856
Yung Tay Engineering Co., Ltd.	146,000	159,932
*Zig Sheng Industrial Co., Ltd.	195,865	85,212
Zinwell Corp.	87,010	148,629
*Zyxel Communication Corp.	156,118	93,415

TOTAL TAIWAN		61,277,603

THAILAND — (2.3%)
*Aapico Hitech PCL (Foreign) NVDR	95,100	34,180
Advance Info Service PCL (Foreign)	124,900	361,833
Amata Corp. PCL (Foreign)	178,300	58,006
Asia Plus Securities PCL (Foreign)	775,000	46,104
Asian Insulators PCL (Foreign)	110,000	12,883
Asian Property Development PCL (Foreign) NVDR	503,100	96,645
Bangchak Petroleum PCL (Foreign)	147,000	66,042
Bangkok Aviation Fuel Services PCL (Foreign)	142,700	36,697
Bangkok Bank PCL (Foreign)	212,100	913,459
Bangkok Expressway PCL (Foreign)	186,900	105,973
*Bangkok Land PCL (Foreign) NVDR	4,574,000	93,535
Bank of Ayudhya PCL (Foreign) NVDR	421,900	269,284
Banpu PCL (Foreign)	12,000	232,006
BEC World PCL (Foreign)	135,100	125,577
Big C Supercenter PCL (Foreign) NVDR	69,300	117,021
C.P. ALL PCL (Foreign)	246,100	245,909
Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	53,703
Central Plaza Hotel PCL (Foreign)	110,000	17,723
Ch. Karnchang PCL (Foreign)	273,600	55,525
Charoen Pokphand Foods PCL (Foreign)	392,193	292,854
Delta Electronics (Thailand) PCL (Foreign)	141,700	115,248
Dynasty Ceramic PCL (Foreign)	67,400	88,753
*Erawan Group PCL (Foreign)	670,600	45,711
*G J Steel PCL (Foreign)	7,783,600	48,233
Glow Energy PCL (Foreign)	118,000	147,157
*Golden Land Property PCL (Foreign) NVDR	104,600	14,065
Hana Microelectronics PCL (Foreign)	119,701	102,919
Hermraj Land & Development PCL (Foreign)	1,842,100	90,749
Home Product Center PCL (Foreign)	317,471	73,281
*Indorama Ventures PCL (Foreign)	254,558	164,842
IRPC PCL (Foreign)	2,383,000	286,477
*Italian-Thai Development PCL (Foreign)	462,000	41,226
Jasmine International PCL (Foreign)	184,500	4,516
Kasikornbank PCL (Foreign)	288,400	929,314
Khon Kaen Sugar Industry PCL (Foreign)	235,900	84,054
Kiatnakin Finance PCL (Foreign)	75,000	70,875
Kim Eng Securities Thailand PCL (Foreign)	127,600	51,791
Krung Thai Bank PCL (Foreign)	954,800	384,582
*Krungthai Card PCL (Foreign)	68,000	26,968
L.P.N. Development PCL (Foreign) NVDR	352,000	100,338

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

THAILAND — (Continued)
Land & Houses PCL (Foreign) NVDR	480,700	$84,150
*Loxley PCL (Foreign)	500,000	31,913
Major Cineplex Group PCL (Foreign)	167,000	58,469
MBK Development PCL (Foreign)	37,500	104,570
Padaeng Industry PCL (Foreign) NVDR	40,900	29,020
Precious Shipping PCL (Foreign) NVDR	190,600	109,252
Preuksa Real Estate PCL (Foreign)	106,100	78,568
Property Perfect PCL (Foreign)	188,600	26,413
PTT Aromatics & Refining PCL (Foreign)	221,347	159,795
PTT Chemical PCL (Foreign)	127,700	399,619
PTT Exploration & Production PCL (Foreign)	129,400	597,385
PTT PCL (Foreign)	92,700	732,409
PTT PCL (Foreign) NVDR	38,500	302,990
Quality Houses PCL (Foreign)	1,109,700	78,392
Ratchaburi Electricity Generating Holding PCL (Foreign)	150,400	173,583
*Regional Container Lines PCL (Foreign)	148,500	69,936
Robinson Department Store PCL (Foreign)	125,100	66,668
Rojana Industrial Park PCL (Foreign)	211,000	67,337
Saha-Union PCL (Foreign)	90,000	107,359
*Sahaviriya Steel Industries PCL (Foreign)	2,001,500	99,222
*Samart Corporation PCL (Foreign)	275,000	58,792
Samart I-Mobile PCL (Foreign)	620,000	36,307
Sansiri PCL (Foreign)	299,400	53,804
Serm Suk PCL (Foreign) NVDR	81,500	87,119
*Shinawatra Satellite PCL (Foreign)	250,400	45,774
Siam Cement PCL (Foreign) NVDR (The)	34,900	291,960
Siam City Cement PCL (Foreign)	20,700	145,589
Siam Commercial Bank PCL (Foreign)	193,000	532,208
Siam Future Development PCL (Foreign)	134,000	22,005
Siam Makro PCL (Foreign)	28,800	103,510
Sino-Thai Engineering & Construction PCL (Foreign)	369,400	79,545
Supalai PCL (Foreign)	128,900	50,721
*Tata Steel (Thailand) PCL (Foreign)	1,392,000	70,301
Thai Oil PCL (Foreign)	183,100	249,617
Thai Plastic & Chemicals PCL (Foreign)	120,200	69,643
*Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	88,397
Thai Union Frozen Products PCL (Foreign)	126,300	192,727
Thai Vegetable Oil PCL (Foreign)	111,575	76,400
Thanachart Capital PCL (Foreign)	247,100	229,682
Thoresen Thai Agencies PCL (Foreign)	105,710	78,279
Ticon Industrial Connection PCL (Foreign)	154,200	53,510
TIPCO Foods (Thailand) PCL (Foreign)	99,600	15,121
Tisco Financial Group PCL (Foreign) NVDR	158,200	143,373
*TMB Bank PCL (Foreign)	4,173,700	253,461
*True Corp. PCL (Foreign)	707,800	96,493
*Vanachai Group PCL (Foreign)	368,000	66,702
Vinythai PCL (Foreign)	176,100	48,833

TOTAL THAILAND		12,722,981

TURKEY — (2.5%)
Akbank T.A.S.	135,331	749,121
Akcansa Cimento Sanayi ve Ticaret A.S.	28,265	138,045
*Akenerji Elektrik Uretim A.S.	49,689	107,209
Aksa Akrilik Kimya Sanayii A.S.	57,835	98,234
Aksigorta A.S.	73,247	92,785
Alarko Holding A.S.	40,057	87,613
Albaraka Turk Katilim Bankasi A.S.	26,194	45,090
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	28,664
Anadolu Anonim Turk Sigorta Sirketi A.S.	106,192	75,336
*Anadolu Cam Sanayii A.S.	43,439	62,487
Anadolu Hayat Sigorta A.S.	11,355	33,875

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TURKEY — (Continued)
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,961	$12,876
Arcelik A.S.	69,726	344,151
Asya Katilim Bankasi A.S.	144,026	359,631
Aygaz A.S.	56,512	249,104
*Bagfas Bandirma Gubre Fabrikalari A.S.	979	74,073
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	8,696	30,248
Bati Anabolu Cimento A.S.	12,114	63,412
BIM BirlesikMagazalar A.S.	13,050	400,529
Bolu Cimento Sanayii A.S.	27,885	30,151
Borusan Mannesmann Boru Sanayi A.S.	2,700	33,816
Bursa Cimento Fabrikasi A.S.	17,774	57,034
Cimsa Cimento Sanayi ve Ticaret A.S.	27,426	170,477
Coca-Cola Icecek A.S.	14,861	155,053
*Dogan Gazetecilik A.S.	18,577	38,611
Dogan Sirketler Grubu Holdings A.S.	425,251	306,831
*Dogus Otomotiv Servis ve Ticaret A.S.	16,749	81,716
Enka Insaat ve Sanayi A.S.	49,894	183,653
*Eregli Demir ve Celik Fabrikalari Turk A.S.	168,346	469,323
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,211	43,290
Ford Otomotiv Sanayi A.S.	17,883	132,969
Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	20,479
*Global Yatirim Holding A.S.	111,942	52,669
*Goldas Kuyumculuk Sanayi A.S.	42,137	28,838
*Goodyear Lastikleri T.A.S.	3,540	37,073
*GSD Holding A.S.	151,807	105,598
*Gunes Sigorta A.S.	26,269	32,562
Hurriyet Gazetecilik ve Matbaacilik A.S.	108,056	112,643
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	60,826	39,930
*Izmir Demir Celik Sanayii A.S.	23,843	35,883
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	62,083	40,757
Karton Sanayi ve Ticaret A.S.	715	61,172
Koc Holding A.S. Series B	125,332	494,126
Mardin Cimento Sanayii ve Ticaret A.S.	18,480	92,000
Nortel Networks Netas Telekomuenikasyon A.S.	1,578	57,574
Otokar Otomotive Ve Savunma Sanayi A.S.	2,922	31,260
*Petkim Petrokimya Holding A.S.	248,718	361,284
Pinar Sut Mamulleri Sanayii A.S.	11,295	67,423
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	23,277	50,923
Sekerbank T.A.S.	164,937	178,387
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	70,422	102,367
*Tat Konserve Sanayii A.S.	20,694	45,835
*TAV Havalimanlari Holding A.S.	33,314	141,323
Tekfen Holding A.S.	30,999	103,740
*Tekstil Bankasi A.S.	71,792	49,952
Tofas Turk Otomobil Fabrikasi A.S.	43,093	164,460
*Trakya Cam Sanayii A.S.	93,195	134,703
Tupras-Turkiye Petrol Rafinerileri A.S.	30,326	689,911
Turcas Petrol A.S.	30,713	106,926
*Turk Ekonomi Bankasi A.S.	115,142	163,498
*Turk Sise ve Cam Fabrikalari A.S.	168,088	210,641
Turk Telekomunikasyon A.S.	18,634	69,820
#Turkcell Iletisim Hizmetleri A.S. ADR	30,400	440,800
Turkiye Garanti Bankasi A.S.	305,021	1,578,098
Turkiye Halk Bankasi	34,564	279,958
Turkiye Is Bankasi A.S.	348,992	1,308,474
Turkiye Sinai Kalkinma Bankasi A.S.	137,437	188,032
Turkiye Vakiflar Bankasi T.A.O.	181,500	490,802
Ulker Biskuvi Sanayi A.S.	33,575	96,148
*Vestel Elektronik Sanayi ve Ticaret A.S.	38,163	57,685
*Yapi Kredi Sigorta A.S.	10,771	69,106
*Yapi ve Kredi Bankasi A.S.	119,023	361,462

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TURKEY — (Continued)
*Zorlu Enerji Elektrik Uretim A.S.	32,338	$56,162

TOTAL TURKEY		13,565,891

TOTAL COMMON STOCKS		486,053,090

PREFERRED STOCKS — (5.6%)
BRAZIL — (5.6%)
#Banco Bradesco SA Sponsored ADR	185,790	3,461,268
Banco Cruzeiro do Sul SA	3,800	23,766
Banco do Estado do Rio Grande do Sul SA	32,769	283,012
#Braskem SA Preferred A Sponsored ADR	25,800	394,224
Centrais Electricas de Santa Catarina SA	6,450	124,944
Cia de Transmissao de Energia Electrica Paulista SA	6,400	175,283
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	9,113	592,892
Companhia de Tecidos Norte de Minas	8,100	21,599
#Companhia Energetica de Minas Gerais SA Sponsored ADR	50,050	760,760
Companhia Energetica do Ceara Coelce Series A	5,600	88,547
#Companhia Paranaense de Energia-Copel Sponsored ADR	19,900	436,208
Confab Industrial SA	49,597	144,662
Gerdau SA Sponsored ADR	168,600	2,468,304
Gol Linhas Aereas Inteligentes SA	16,700	232,155
Itau Unibanco Holding SA ADR	149,866	3,355,500
Klabin SA	163,000	469,872
Lojas Americanas SA	47,000	395,497
Marcopolo SA	38,000	216,056
Metalurgica Gerdau SA	75,200	1,329,725
*Net Servicos de Comunicacao SA	28,391	304,120
*Net Servicos de Comunicacao SA Preferred ADR	15,410	166,890
Petroleo Brasileiro SA ADR	146,315	4,660,133
Randon e Participacoes SA	42,300	281,391
Sao Paulo Alpargatas SA	7,345	33,117
Saraiva SA Livreiros Editores	3,300	63,625
Suzano Papel e Celullose SA	104,500	993,427
TAM SA	20,900	351,383
Tele Norte Leste Participacoes SA ADR	34,000	497,420
Telecomunicacoes de Sao Paulo SA ADR	24,200	521,026
Telemar Norte Leste SA	7,800	203,604
Tim Participacoes SA ADR	10,080	287,582
Ultrapar Participacoes SA	7,836	401,824
#Ultrapar Participacoes SA Sponsored ADR	2,300	119,370
*Unipar Participacoes SA Class B	125,400	42,779
Usinas Siderurgicas de Minas Gerais SA Series A	77,350	2,174,754
Vale SA Sponsored ADR	203,454	4,929,690

TOTAL BRAZIL		31,006,409

CHILE — (0.0%)
Embotelladora Andina SA	7,000	25,986

TOTAL PREFERRED STOCKS		31,032,395

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	4,736	43
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	287	3
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	9,350	3,720

TOTAL CHINA		3,766

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	4,943	7,424
*Trent, Ltd. Rights 08/20/10	587	18,483

TOTAL INDIA		25,907

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (0.0%)
*Unisem (M) Berhad Rights 08/16/10	38,708	$122

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	1,772,868	7,690

TOTAL RIGHTS/WARRANTS		37,485

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $3,105,000 FNMA 3.901%(r), 02/25/39, valued at $1,635,376) to be repurchased at $1,609,025	$1,609	1,609,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.5%)
§@DFA Short Term Investment Fund	35,278,599	35,278,599
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $912,271) to be repurchased at $894,398	$894	894,383

TOTAL SECURITIES LENDING COLLATERAL		36,172,982

TOTAL INVESTMENTS — (100.0%) (Cost $422,759,829)##		$554,904,952

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$33,267,129	—	—	$33,267,129
Chile	13,153,624	—	—	13,153,624
China	13,564,406	$47,107,474	—	60,671,880
Czech Republic	—	3,148,241	—	3,148,241
Hungary	17,006	3,078,591	—	3,095,597
India	6,035,153	56,190,180	—	62,225,333
Indonesia	1,543,201	16,903,238	—	18,446,439
Israel	—	182,854	—	182,854
Malaysia	35,610	20,189,897	—	20,225,507
Mexico	28,446,240	—	—	28,446,240
Philippines	370,530	4,852,812	—	5,223,342
Poland	32,895	10,249,367	—	10,282,262
Russia	—	22,958,005	—	22,958,005
South Africa	8,113,891	46,433,091	—	54,546,982
South Korea	9,870,510	52,742,670	—	62,613,180
Taiwan	2,620,390	58,657,213	—	61,277,603
Thailand	12,722,981	—	—	12,722,981
Turkey	440,800	13,125,091	—	13,565,891
Preferred Stocks
Brazil	31,006,409	—	—	31,006,409
Chile	25,986	—	—	25,986
Rights/Warrants
China	3,766	—	—	3,766
India	—	25,907	—	25,907
Malaysia	—	122	—	122
Thailand	7,690	—	—	7,690
Temporary Cash Investments	—	1,609,000	—	1,609,000
Securities Lending Collateral	—	36,172,982	—	36,172,982

TOTAL	$161,278,217	$393,626,735	—	$554,904,952

See accompanying Notes to Schedules of Investments.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,770,840,435

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,675,522,051)##	$1,770,840,435

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,770,840,435	—	—	$1,770,840,435

See accompanying Notes to Schedules of Investments.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (87.6%)
Consumer Discretionary — (15.3%)
*1-800-FLOWERS.COM, Inc.	57,174	$127,498
*99 Cents Only Stores	145,943	2,425,573
*AC Moore Arts & Crafts, Inc.	10,837	26,659
Acme United Corp.	1,331	13,403
*AH Belo Corp.	96,333	745,617
*Aldila, Inc.	26,034	107,000
*Alloy, Inc.	95,641	907,633
*American Biltrite, Inc.	2,800	10,444
#American Greetings Corp. Class A	130,517	2,674,293
*America’s Car-Mart, Inc.	54,670	1,272,718
#*AnnTaylor Stores Corp.	27,435	481,210
#*Arctic Cat, Inc.	65,514	651,864
Ark Restaurants Corp.	1,128	15,059
*Asbury Automotive Group, Inc.	15,579	209,693
*Ascent Media Corp.	17,583	488,807
*Audiovox Corp. Class A	137,735	1,026,126
*Ballantyne Strong, Inc.	105,612	815,325
#Barnes & Noble, Inc.	208,829	2,708,512
*Bassett Furniture Industries, Inc.	37,791	181,775
*Beasley Broadcast Group, Inc.	42,542	236,959
#*Beazer Homes USA, Inc.	339,970	1,438,073
#*Belo Corp.	134,092	811,257
*Benihana, Inc.	14,211	96,208
*Benihana, Inc. Class A	7,489	46,881
*Biglari Holdings, Inc.	6,591	1,914,686
#*BJ’s Restaurants, Inc.	303,336	7,735,068
*Bluegreen Corp.	175,489	517,693
Blyth, Inc.	35,475	1,403,036
Bob Evans Farms, Inc.	108,148	2,835,641
Books-A-Million, Inc.	100,275	649,782
#*Borders Group, Inc.	14,020	18,647
Bowl America, Inc. Class A	11,489	153,953
#*Boyd Gaming Corp.	172,201	1,456,820
*Brookfield Homes Corp.	126,527	942,626
Brown Shoe Co., Inc.	197,650	2,889,643
#Brunswick Corp.	429,803	7,272,267
*Build-A-Bear-Workshop, Inc.	119,496	722,951
*Cabela’s, Inc.	280,892	4,379,106
*Cache, Inc.	68,966	355,865
#Callaway Golf Co.	277,314	1,871,870
*Cambium Learning Group, Inc.	7,940	27,472
*Canterbury Park Holding Corp.	1,335	11,294
*Carmike Cinemas, Inc.	10,688	78,129
*Carriage Services, Inc.	174,622	817,231
*Casual Male Retail Group, Inc.	16,613	57,481
#*Cavco Industries, Inc.	22,074	773,914
#*Charles & Colvard, Ltd.	24,960	67,891
*Charming Shoppes, Inc.	436,745	1,956,618
Chico’s FAS, Inc.	65,086	609,856
Christopher & Banks Corp.	133,649	987,666
Churchill Downs, Inc.	48,181	1,752,343
Cinemark Holdings, Inc.	111,639	1,628,813
*Clear Channel Outdoor Holdings, Inc.	98,416	1,083,560
*Coast Distribution System, Inc.	18,627	75,439
*Cobra Electronics Corp.	6,330	16,964
*Collective Brands, Inc.	186,172	2,982,475
#*Conn’s, Inc.	112,215	590,251
*Core-Mark Holding Co., Inc.	59,460	1,814,719

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Craftmade International, Inc.	1,300	$7,475
#*Crocs, Inc.	137,074	1,758,659
CSS Industries, Inc.	39,700	715,394
*Culp, Inc.	35,319	368,024
*Cybex International, Inc.	54,864	94,915
*Dana Holding Corp.	304,413	3,616,426
*dELiA*s, Inc.	48,228	69,931
*Delta Apparel, Inc.	17,375	256,629
#Dillard’s, Inc.	440,846	10,201,176
#*DineEquity, Inc.	103,326	3,767,266
*Dixie Group, Inc.	112,317	369,523
*Dolan Media Co.	22,800	266,532
*Dorman Products, Inc.	74,024	1,727,720
*Dover Motorsports, Inc.	109,057	175,582
#DR Horton, Inc.	11,600	127,832
*Drew Industries, Inc.	2,575	54,410
#*DSW, Inc.	10,600	282,066
*Duckwall-ALCO Stores, Inc.	10,636	149,968
*E.W. Scripps Co. (The) Class A	222,658	1,750,092
Educational Development Corp.	1,476	8,199
Emerson Radio Corp.	247,305	556,436
*Entercom Communications Corp.	8,500	71,230
*Escalade, Inc.	20,388	98,066
#Ethan Allen Interiors, Inc.	4,300	65,962
*Exide Technologies	107,075	644,592
*Federal-Mogul Corp.	104,464	1,874,084
Finish Line, Inc. Class A	308,915	4,420,574
*Fisher Communications, Inc.	37,122	657,059
*Flanigan’s Enterprises, Inc.	5,016	31,601
Flexsteel Industries, Inc.	26,545	297,569
Foot Locker, Inc.	423,473	5,754,998
#Fred’s, Inc.	267,077	2,895,115
Frisch’s Restaurants, Inc.	23,920	470,028
*Full House Resorts, Inc.	13,596	43,235
*Furniture Brands International, Inc.	277,977	1,534,433
Gaiam, Inc.	32,004	192,024
*GameTech International, Inc.	23,401	14,041
Gaming Partners International Corp.	100	672
#Gannett Co., Inc.	121,527	1,601,726
#*Gaylord Entertainment Co.	197,449	5,724,047
*Genesco, Inc.	109,777	2,995,814
*G-III Apparel Group, Ltd.	95,865	2,473,317
*Global Traffic Network, Inc.	2,639	14,778
*Golfsmith International Holdings, Inc.	6,990	24,745
*Gray Television, Inc.	114,910	298,766
*Gray Television, Inc. Class A	5,188	12,866
*Great Wolf Resorts, Inc.	138,487	307,441
#*Group 1 Automotive, Inc.	148,931	4,128,367
*Hallwood Group, Inc.	8,422	271,188
Harte-Hanks, Inc.	91,134	1,027,992
*Hastings Entertainment, Inc.	74,141	537,522
Haverty Furniture Cos., Inc.	115,000	1,393,800
Haverty Furniture Cos., Inc. Class A	400	4,840
*Heelys, Inc.	42,344	114,752
*Helen of Troy, Ltd.	91,217	2,185,559
*Hollywood Media Corp.	95,388	106,835
Hooker Furniture Corp.	54,910	649,036
Hot Topic, Inc.	290,499	1,536,740
*Iconix Brand Group, Inc.	249,493	4,106,655
#International Speedway Corp.	92,282	2,390,104
*Isle of Capri Casinos, Inc.	116,759	980,776

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*J. Alexander’s Corp.	38,794	$182,526
*Jackson Hewitt Tax Service, Inc.	16,520	18,337
#*JAKKS Pacific, Inc.	211,533	3,337,991
#Jarden Corp.	185,533	5,371,180
*Jo-Ann Stores, Inc.	102,336	4,286,855
*Johnson Outdoors, Inc.	102,746	1,307,957
Jones Apparel Group, Inc.	93,329	1,627,658
*Journal Communications, Inc.	122,690	584,004
*Kenneth Cole Productions, Inc. Class A	34,843	467,941
*Kid Brands, Inc.	68,684	571,451
*Kona Grill, Inc.	4,446	15,917
Koss Corp.	1,729	9,242
KSW, Inc.	9,140	28,151
#*K-Swiss, Inc. Class A	105,141	1,256,435
Lacrosse Footwear, Inc.	12,110	177,775
*Lakeland Industries, Inc.	35,027	315,593
*Lakes Entertainment, Inc.	92,908	234,128
#*Landry’s Restaurants, Inc.	50,500	1,236,745
*Lazare Kaplan International, Inc.	42,210	36,301
#*La-Z-Boy, Inc.	39,000	333,840
*Leapfrog Enterprises, Inc.	3,911	19,868
*Lee Enterprises, Inc.	119,720	351,977
#Lennar Corp. Class A	398,000	5,878,460
*Lennar Corp. Class B Voting	70,707	894,444
*Liberty Media Corp. Capital Series A	360,759	16,825,800
*Liberty Media Corp. Interactive Class A	398,821	4,514,654
*Liberty Media-Starz Corp. Series B	278	15,290
#*Life Time Fitness, Inc.	26,053	947,287
*Lifetime Brands, Inc.	60,871	894,195
Lithia Motors, Inc.	90,892	799,850
#*Live Nation Entertainment, Inc.	198,710	1,834,093
#*Liz Claiborne, Inc.	186,971	886,243
*Luby’s, Inc.	152,236	791,627
*M/I Homes, Inc.	98,502	1,039,196
Mac-Gray Corp.	94,135	1,019,482
Marcus Corp.	108,394	1,322,407
*MarineMax, Inc.	141,398	1,074,625
#*McClatchy Co. (The)	171,748	601,118
*McCormick & Schmick’s Seafood Restaurants, Inc.	76,632	606,159
#*Media General, Inc.	95,522	986,742
#Men’s Wearhouse, Inc. (The)	153,240	2,982,050
*Meritage Homes Corp.	81,260	1,428,551
*Modine Manufacturing Co.	182,859	1,856,019
#*Mohawk Industries, Inc.	165,300	8,088,129
*Morton’s Restaurant Group, Inc.	67,422	329,694
*Motorcar Parts of America, Inc.	25,035	167,234
#*Movado Group, Inc.	108,285	1,230,118
*MTR Gaming Group, Inc.	89,899	194,182
*Multimedia Games, Inc.	79,873	335,467
*Nautilus, Inc.	103,900	205,722
*New Frontier Media, Inc.	57,397	93,557
*New York & Co., Inc.	133,725	298,207
*O’Charley’s, Inc.	112,099	781,330
*Office Depot, Inc.	348,910	1,507,291
#*Orient-Express Hotels, Ltd.	357,633	3,258,037
#*Orleans Homebuilders, Inc.	101,928	11,212
*Outdoor Channel Holdings, Inc.	114,145	648,344
Oxford Industries, Inc.	13,581	304,214
*P & F Industries, Inc. Class A	2,025	4,404
#*Pacific Sunwear of California, Inc.	260,739	1,053,386
*Palm Harbor Homes, Inc.	23,924	53,829

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Penske Automotive Group, Inc.	173,467	$2,428,538
Pep Boys - Manny, Moe & Jack (The)	313,586	3,010,426
*Perry Ellis International, Inc.	101,852	2,280,466
Phillips-Van Heusen Corp.	10,051	521,546
*Pier 1 Imports, Inc.	31,506	220,227
*Pinnacle Entertainment, Inc.	214,529	2,327,640
*Point.360	7,043	11,551
*Quiksilver, Inc.	29,934	133,805
#*Radio One, Inc.	116,296	127,926
*RC2 Corp.	37,910	627,410
*Reading International, Inc. Class A	14,992	68,364
*Reading International, Inc. Class B	6,238	46,535
*Red Lion Hotels Corp.	96,956	722,322
#*Red Robin Gourmet Burgers, Inc.	82,953	1,770,217
#Regis Corp.	244,344	3,721,359
#*Rent-A-Center, Inc.	112,426	2,472,248
*Retail Ventures, Inc.	78,880	764,347
*REX American Resources Corp.	112,608	1,807,358
*Rick’s Cabaret International, Inc.	51,098	392,944
*Rocky Brands, Inc.	31,856	253,892
#*Royal Caribbean Cruises, Ltd.	333,477	9,624,146
*Rubio’s Restaurants, Inc.	41,282	357,502
#*Ruby Tuesday, Inc.	111,132	1,135,769
*Saga Communications, Inc.	26,882	602,157
#*Saks, Inc.	515,130	4,229,217
*Salem Communications Corp.	51,746	176,454
#Scholastic Corp.	205,364	5,201,870
Service Corp. International	613,952	5,230,871
*Shiloh Industries, Inc.	202,654	1,961,691
*Shoe Carnival, Inc.	79,586	1,675,285
*Signet Jewelers, Ltd. ADR	13,614	405,289
*Sinclair Broadcast Group, Inc. Class A	151,580	915,543
*Skechers U.S.A., Inc. Class A	101,000	3,746,090
Skyline Corp.	42,084	845,047
*Smith & Wesson Holding Corp.	11,995	46,181
Sonesta International Hotels Corp. Class A	1,771	24,608
Spartan Motors, Inc.	156,637	671,973
Speedway Motorsports, Inc.	218,996	3,004,625
*Sport Chalet, Inc. Class A	132,485	294,117
*Sport Chalet, Inc. Class B	4,960	12,152
Sport Supply Group, Inc.	67,584	915,087
Stage Stores, Inc.	114,824	1,263,064
Standard Motor Products, Inc.	96,225	943,005
*Standard Pacific Corp.	497,228	1,988,912
*Stanley Furniture, Inc.	42,961	164,541
*Stein Mart, Inc.	29,540	228,049
*Steinway Musical Instruments, Inc.	57,997	1,129,782
#Stewart Enterprises, Inc.	325,091	1,745,739
*Stoneridge, Inc.	88,880	951,905
*Strattec Security Corp.	16,204	337,529
Superior Industries International, Inc.	151,264	2,176,689
*Syms Corp.	43,694	326,394
#Systemax, Inc.	256,687	4,199,399
*Tandy Brands Accessories, Inc.	56,879	210,452
Tandy Leather Factory, Inc.	15,803	67,953
*Timberland Co. Class A	56,300	992,006
*Trans World Entertainment Corp.	62,666	115,305
*TRW Automotive Holdings Corp.	113,819	3,993,909
*Tuesday Morning Corp.	189,888	827,912
*Unifi, Inc.	276,523	1,083,970
*Vail Resorts, Inc.	4,800	181,824

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Valuevision Media, Inc.	30,052	$54,995
Wendy’s/Arby’s Group, Inc.	837,947	3,653,449
#*West Marine, Inc.	121,225	1,258,316
Weyco Group, Inc.	840	21,252
Whirlpool Corp.	117,954	9,825,568
#Williams-Sonoma, Inc.	11,872	317,101
#Wolverine World Wide, Inc.	17,173	490,976
Wyndham Worldwide Corp.	377,800	9,645,234

Total Consumer Discretionary		346,762,107

Consumer Staples — (3.5%)
*Alliance One International, Inc.	424,055	1,598,687
Andersons, Inc. (The)	22,096	759,440
B&G Foods, Inc.	107,912	1,237,751
Bridgford Foods Corp.	3,176	46,274
*Cagle’s, Inc. Class A	9,036	68,041
CCA Industries, Inc.	9,202	48,310
*Central European Distribution Corp.	1,300	33,891
*Central Garden & Pet Co.	74,746	778,106
*Central Garden & Pet Co. Class A	139,593	1,411,285
#*Chiquita Brands International, Inc.	282,000	4,139,760
Coca-Cola Bottling Co.	5,047	260,425
*Constellation Brands, Inc. Class A	338,285	5,771,142
*Constellation Brands, Inc. Class B	688	11,696
#*Craft Brewers Alliance, Inc.	79,929	382,860
Del Monte Foods Co.	708,356	9,831,981
*Elizabeth Arden, Inc.	49,393	767,073
Farmer Brothers Co.	84,040	1,418,595
*Fresh Del Monte Produce, Inc.	136,167	2,837,720
Golden Enterprises, Inc.	26,984	87,698
#*Great Atlantic & Pacific Tea Co.	62,524	216,333
Griffin Land & Nurseries, Inc. Class A	7,244	218,407
#*Hain Celestial Group, Inc.	143,130	3,014,318
*Harbinger Group, Inc.	45,939	294,010
#Imperial Sugar Co.	63,920	767,040
Ingles Markets, Inc.	47,632	774,496
*John B. Sanfilippo & Son, Inc.	48,275	677,781
*Mannatech, Inc.	92,200	250,784
*MGP Ingredients, Inc.	64,583	489,539
#Nash-Finch Co.	110,015	4,325,790
*Nutraceutical International Corp.	63,938	1,007,024
Oil-Dri Corp. of America	29,959	655,503
*Omega Protein Corp.	141,227	734,380
*Pantry, Inc.	112,944	2,032,992
*Parlux Fragrances, Inc.	136,351	309,517
*Physicians Formula Holdings, Inc.	27,869	98,238
*Prestige Brands Holdings, Inc.	286,186	2,352,449
*Ralcorp Holdings, Inc.	129,077	7,538,097
Schiff Nutrition International, Inc.	33,824	272,283
*Seneca Foods Corp.	14,987	458,302
*Seneca Foods Corp. Class B	1,668	51,725
#*Smart Balance, Inc.	207,410	792,306
*Smithfield Foods, Inc.	404,673	5,766,590
Spartan Stores, Inc.	104,978	1,507,484
SUPERVALU, Inc.	159,218	1,795,979
*Susser Holdings Corp.	74,041	889,232
Tasty Baking Co.	52,769	349,858
#*TreeHouse Foods, Inc.	60,627	2,891,302
#Universal Corp.	60,430	2,680,070
Weis Markets, Inc.	42,741	1,532,265

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Winn-Dixie Stores, Inc.	240,265	$2,357,000

Total Consumer Staples		78,591,829

Energy — (8.3%)
Adams Resources & Energy, Inc.	21,843	458,703
#*Allis-Chalmers Energy, Inc.	168,265	439,172
Alon USA Energy, Inc.	135,035	930,391
*Approach Resources, Inc.	76,969	518,771
*Atlas Energy, Inc.	42,500	1,257,575
#*ATP Oil & Gas Corp.	167,497	1,768,768
*Barnwell Industries, Inc.	13,822	39,393
*Basic Energy Services, Inc.	252,447	2,365,428
#Berry Petroleum Corp. Class A	51,809	1,544,944
*Bill Barrett Corp.	35,699	1,263,031
*BioFuel Energy Corp.	9,241	14,139
*Bristow Group, Inc.	149,796	5,007,680
*Bronco Drilling Co., Inc.	146,665	557,327
*Cal Dive International, Inc.	101,541	601,123
Cimarex Energy Co.	269,028	18,527,958
*Clayton Williams Energy, Inc.	3,704	164,865
*Complete Production Services, Inc.	321,689	6,192,513
*Crosstex Energy, Inc.	246,762	1,909,938
#*CVR Energy, Inc.	190,273	1,541,211
*Dawson Geophysical Co.	41,858	975,710
Delek US Holdings, Inc.	113,523	851,422
#*Denbury Resources, Inc.	79,990	1,267,042
*Double Eagle Petroleum Co.	24,894	105,800
*Energy Partners, Ltd.	68,555	876,818
#*Exterran Holdings, Inc.	206,763	5,514,369
Frontier Oil Corp.	105,397	1,295,329
General Maritime Corp.	190,680	1,065,901
*Geokinetics, Inc.	23,744	104,711
*GeoMet, Inc.	26,673	26,940
*GeoResources, Inc.	15,965	236,761
*Global Industries, Ltd.	199,670	946,436
*Green Plains Renewable Energy, Inc.	11,272	104,379
Gulf Island Fabrication, Inc.	58,912	1,058,060
*Gulfmark Offshore, Inc.	82,212	2,420,321
#*Harvest Natural Resources, Inc.	155,611	1,291,571
*Helix Energy Solutions Group, Inc.	325,898	3,060,182
*Hercules Offshore, Inc.	270,722	687,634
*HKN, Inc.	32,614	100,125
#Holly Corp.	47,803	1,277,774
#*Hornbeck Offshore Services, Inc.	74,860	1,259,894
#*International Coal Group, Inc.	515,471	2,319,620
#*ION Geophysical Corp.	6,300	27,657
#*Key Energy Services, Inc.	252,392	2,438,107
*Mitcham Industries, Inc.	36,115	265,445
*Natural Gas Services Group, Inc.	68,721	1,137,333
*Newpark Resources, Inc.	477,251	3,813,235
*Oil States International, Inc.	11,588	532,353
*OMNI Energy Services Corp.	22,743	61,179
#Overseas Shipholding Group, Inc.	125,985	4,942,392
*OYO Geospace Corp.	200	10,704
*Parker Drilling Co.	415,149	1,735,323
#*Patriot Coal Corp.	171,800	2,071,908
Patterson-UTI Energy, Inc.	340,610	5,596,222
Penn Virginia Corp.	194,094	3,687,786
*Petroleum Development Corp.	99,566	2,901,353
*PHI, Inc. Non-Voting	99,170	1,575,811
*Pioneer Drilling Co.	300,667	1,990,416

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
Pioneer Natural Resources Co.	85,275	$4,939,128
*Plains Exploration & Production Co.	251,638	5,674,437
*Rex Energy Corp.	39,478	418,467
*Rosetta Resources, Inc.	229,013	5,054,317
*Rowan Cos., Inc.	241,671	6,104,609
*SEACOR Holdings, Inc.	69,842	5,784,314
*Seahawk Drilling, Inc.	1,026	10,188
SM Energy Co.	46,054	1,907,557
Southern Union Co.	1	12
#*Stone Energy Corp.	12,714	149,517
Sunoco, Inc.	243,691	8,692,458
*Superior Energy Services, Inc.	48,209	1,098,683
#*Superior Well Services, Inc.	43,614	809,912
*Swift Energy Corp.	135,270	3,507,551
*T-3 Energy Services, Inc.	35,089	889,857
Teekay Corp.	133,447	3,685,806
#Tesoro Petroleum Corp.	359,016	4,634,897
*Tetra Technologies, Inc.	95,545	995,579
*TGC Industries, Inc.	7,189	24,443
Tidewater, Inc.	103,400	4,237,332
*Union Drilling, Inc.	47,759	283,211
#*Unit Corp.	103,566	4,235,849
#*USEC, Inc.	472,986	2,615,613
#*Western Refining, Inc.	299,313	1,586,359
#*Whiting Petroleum Corp.	167,363	14,729,618
*Willbros Group, Inc.	54,380	497,577

Total Energy		187,304,244

Financials — (24.6%)
*1st Constitution Bancorp	564	4,456
1st Source Corp.	218,413	4,016,615
21st Century Holding Co.	55,857	213,374
Abington Bancorp, Inc.	138,816	1,324,305
Access National Corp.	2,186	12,941
Advance America Cash Advance Centers, Inc.	4,652	18,329
*Affirmative Insurance Holdings, Inc.	41,536	162,406
*Allegheny Corp.	16,564	4,972,844
Alliance Bancorp, Inc. of Pennsylvania	650	5,427
Alliance Financial Corp.	8,642	257,877
Allied World Assurance Co. Holdings, Ltd.	121,383	6,047,301
Alterra Capital Holdings, Ltd.	77,528	1,500,167
Ameriana Bancorp	945	3,874
#*American Capital, Ltd.	934,061	4,847,777
American Equity Investment Life Holding Co.	418,680	4,521,744
American Financial Group, Inc.	275,910	8,131,068
*American Independence Corp.	22,019	110,095
American National Bankshares, Inc.	5,848	129,241
American National Insurance Co.	42,632	3,337,233
American Physicians Capital, Inc.	91,840	3,760,848
*American River Bankshares	7,628	54,388
*American Safety Insurance Holdings, Ltd.	58,379	963,253
#*AmeriCredit Corp.	258,736	6,238,125
*Ameris Bancorp	75,691	744,799
*AMERISAFE, Inc.	100,234	1,800,203
*AmeriServe Financial, Inc.	182,092	344,154
#*Ante5, Inc.	4,807	1,226
#Argo Group International Holdings, Ltd.	113,482	3,533,829
#Arrow Financial Corp.	887	22,370
Aspen Insurance Holdings, Ltd.	206,615	5,650,920
*Asset Acceptance Capital Corp.	43,750	196,438
#Associated Banc-Corp.	389,531	5,293,726

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Assurant, Inc.	210,530	$7,850,664
Assured Guaranty, Ltd.	275,997	4,333,153
#Asta Funding, Inc.	38,416	347,665
#Astoria Financial Corp.	412,836	5,465,949
*Atlantic American Corp.	6,923	9,173
*Atlantic Coast Federal Corp.	12,246	25,839
Auburn National Bancorporation, Inc.	152	2,820
*Avatar Holdings, Inc.	51,264	1,025,793
Axis Capital Holdings, Ltd.	735	22,910
*B of I Holding, Inc.	49,711	776,486
Baldwin & Lyons, Inc. Class B	59,122	1,320,785
Bancorp Rhode Island, Inc.	8,957	261,455
*Bancorp, Inc.	53,421	403,329
#*BancTrust Financial Group, Inc.	44,038	135,637
Bank Mutual Corp.	230,740	1,356,751
#*BankAtlantic Bancorp, Inc.	95,120	153,143
BankFinancial Corp.	131,362	1,166,495
Banner Corp.	65,892	154,846
Bar Harbor Bankshares	12,842	344,166
BCB Bancorp, Inc.	6,641	55,120
*BCSB Bancorp, Inc.	652	6,194
*Beneficial Mutual Bancorp, Inc.	7,772	78,419
*Berkshire Bancorp, Inc.	2,534	12,189
Berkshire Hills Bancorp, Inc.	69,773	1,408,717
Boston Private Financial Holdings, Inc.	302,560	1,999,922
*Bridge Capital Holdings	7,889	73,368
Brookline Bancorp, Inc.	114,309	1,106,511
Bryn Mawr Bank Corp.	5,928	110,261
*Cadence Financial Corp.	46,945	74,173
California First National Bancorp	17,617	234,130
*Camco Financial Corp.	16,833	35,349
Camden National Corp.	26,525	828,906
Capital Bank Corp.	1,956	4,890
Capital City Bank Group, Inc.	22,697	313,900
Capital Southwest Corp.	25,174	2,235,955
CapitalSource, Inc.	572,140	3,078,113
#*Capitol Bancorp, Ltd.	56,553	77,478
Cardinal Financial Corp.	135,236	1,382,112
Carrollton Bancorp	200	1,079
Carver Bancorp, Inc.	200	1,300
#*Cascade Financial Corp.	21,735	8,044
#Cash America International, Inc.	82	2,747
#Cathay General Bancorp	298,075	3,505,362
#Center Bancorp, Inc.	39,938	293,145
*Center Financial Corp.	113,615	587,390
CenterState Banks of Florida, Inc.	6,516	57,471
Central Bancorp, Inc.	4,229	54,977
*Central Jersey Bancorp	21,939	160,593
*Centrue Financial Corp.	7,260	10,091
CFS Bancorp, Inc.	116,086	554,891
Chemical Financial Corp.	82,557	1,853,405
*Chicopee Bancorp, Inc.	6,374	72,536
Citizens Community Bancorp, Inc.	28,900	110,687
#Citizens Holding Co.	603	11,017
Citizens South Banking Corp.	19,826	111,224
#*Citizens, Inc.	170,657	1,139,989
#City National Corp.	58,601	3,320,919
*CNA Surety Corp.	241,846	4,171,844
#*CNO Financial Group, Inc.	864,731	4,643,605
CoBiz Financial, Inc.	113,286	714,835
Codorus Valley Bancorp, Inc.	3,800	31,654

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Colonial Financial Services, Inc.	14,655	$145,084
#*Colony Bankcorp, Inc.	2,932	17,445
Columbia Banking System, Inc.	121,773	2,226,010
Comerica, Inc.	273,100	10,476,116
#*Commonwealth Bankshares, Inc.	1,300	2,041
#Community Bank System, Inc.	181,611	4,494,872
*Community Capital Corp.	2,945	10,514
Community Trust Bancorp, Inc.	2,418	66,447
*Community West Bancshares	16,252	42,905
*CompuCredit Holdings Corp.	153,997	780,765
*Consumer Portfolio Services, Inc.	79,513	69,176
*Crescent Financial Corp.	47,032	129,338
#CVB Financial Corp.	400	4,072
#Danvers Bancorp, Inc.	31,752	520,733
#*Dearborn Bancorp, Inc.	34,787	57,051
Delphi Financial Group, Inc. Class A	111,871	2,903,052
Dime Community Bancshares, Inc.	19,117	250,433
Donegal Group, Inc. Class A	75,180	884,117
Donegal Group, Inc. Class B	6,311	100,566
#*Doral Financial Corp.	51,562	126,843
East West Bancorp, Inc.	163,697	2,552,036
Eastern Insurance Holdings, Inc.	54,171	621,883
Eastern Virginia Bankshares, Inc.	7,095	28,238
ECB Bancorp, Inc.	1,427	20,663
EMC Insurance Group, Inc.	146,785	3,282,113
Employers Holdings, Inc.	54,624	848,857
*Encore Bancshares, Inc.	29,231	273,602
*Encore Capital Group, Inc.	125,932	2,770,504
Endurance Specialty Holdings, Ltd.	174,222	6,723,227
Enterprise Bancorp, Inc.	6,071	67,692
Enterprise Financial Services Corp.	26,985	276,326
ESB Financial Corp.	10,207	144,225
ESSA Bancorp, Inc.	67,731	861,538
Evans Bancorp, Inc.	8,111	105,443
#F.N.B. Corp.	452,252	3,875,800
Farmers Capital Bank Corp.	2,919	15,150
FBL Financial Group, Inc. Class A	113,192	2,568,326
Federal Agricultural Mortgage Corp.	51,990	776,731
Federal Agricultural Mortgage Corp. Class A	1,629	19,548
Fidelity Bancorp, Inc.	2,000	10,580
Fidelity National Financial, Inc.	407,659	6,021,123
#*Fidelity Southern Corp.	28,434	185,393
Financial Institutions, Inc.	20,284	384,787
*First Acceptance Corp.	101,596	174,745
First Advantage Bancorp	4,143	43,750
First American Financial Corp.	117,783	1,737,299
#*First Bancorp (318672102)	249,321	140,866
First Bancorp (318910106)	56,410	941,483
First Bancorp, Inc.	11,604	162,456
*First Bancshares, Inc.	2,300	19,354
First Busey Corp.	109,974	504,781
First Business Financial Services, Inc.	2,217	20,951
*First California Financial Group, Inc.	9,085	25,438
First Citizens BancShares, Inc.	21,355	4,036,309
First Commonwealth Financial Corp.	334,421	1,772,431
First Community Bancshares, Inc.	27,676	407,114
First Defiance Financial Corp.	29,618	295,588
#First Federal Bancshares of Arkansas, Inc.	18,662	34,525
*First Federal of Northern Michigan Bancorp, Inc.	7,296	16,489
First Financial Corp.	61,451	1,743,365
First Financial Holdings, Inc.	81,607	1,026,616

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
First Financial Northwest, Inc.	114,055	$520,091
First Financial Service Corp.	1,300	8,645
*First Franklin Corp.	2,645	19,758
#First M&F Corp.	10,029	39,615
*First Marblehead Corp. (The)	236,110	635,136
First Merchants Corp.	183,992	1,597,051
First Mercury Financial Corp.	85,664	981,709
First Midwest Bancorp, Inc.	276,013	3,472,244
First Niagara Financial Group, Inc.	384,032	5,149,869
First Pactrust Bancorp, Inc.	22,886	220,163
First Place Financial Corp.	158,429	575,097
First Security Group, Inc.	29,107	56,759
First South Bancorp, Inc.	167	1,977
#First United Corp.	6,970	27,462
First West Virginia Bancorp, Inc.	780	11,318
Firstbank Corp.	14,344	70,284
*FirstCity Financial Corp.	56,481	409,487
Flagstone Reinsurance Holdings SA	248,840	2,747,194
Flushing Financial Corp.	98,957	1,233,994
#*FNB United Corp.	35,716	17,858
#*Forest City Enterprises, Inc. Class A	268,412	3,408,832
*Forestar Group, Inc.	2,600	41,886
*Fox Chase Bancorp, Inc.	7,296	70,552
*FPIC Insurance Group, Inc.	108,331	3,201,181
Fulton Financial Corp.	426,689	3,887,137
*Genworth Financial, Inc.	525,160	7,131,673
#German American Bancorp, Inc.	63,349	1,061,096
*Global Indemnity P.L.C.	45,976	699,755
Great Southern Bancorp, Inc.	20,800	456,144
#*Greene Bancshares, Inc.	56,620	567,899
*Greenlight Capital Re, Ltd.	100	2,579
*Guaranty Bancorp	266,735	296,076
*Guaranty Federal Bancshares, Inc.	14,051	84,728
*Hallmark Financial Services, Inc.	107,374	1,088,772
Hampden Bancorp, Inc.	14,065	140,087
#*Hampton Roads Bankshares, Inc.	6,443	7,087
#*Hanmi Financial Corp.	105,726	149,074
Hanover Insurance Group, Inc.	86,652	3,797,957
Harleysville Group, Inc.	222,046	6,990,008
Harleysville Savings Financial Corp.	992	15,356
*Harris & Harris Group, Inc.	147,457	600,150
Hawthorn Bancshares, Inc.	7,383	90,811
HCC Insurance Holdings, Inc.	210,669	5,502,674
Heartland Financial USA, Inc.	5,603	98,949
*Heritage Commerce Corp.	58,644	210,532
*Heritage Financial Corp.	4,859	72,156
Heritage Financial Group	1,572	17,732
HF Financial Corp.	10,574	102,568
*Hilltop Holdings, Inc.	208,266	2,163,884
Hingham Institution for Savings	674	25,349
*HMN Financial, Inc.	24,144	107,441
*Home Bancorp, Inc.	3,681	48,442
Home Federal Bancorp, Inc.	86,810	1,132,870
HopFed Bancorp, Inc.	27,714	263,560
Horace Mann Educators Corp.	277,968	4,675,422
Horizon Bancorp	440	9,790
Huntington Bancshares, Inc.	1,265,538	7,669,160
IBERIABANK Corp.	49,156	2,554,146
Independence Holding Co.	41,245	264,380
#Independent Bank Corp.	58,734	1,398,457
Indiana Community Bancorp	12,253	153,469

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Infinity Property & Casualty Corp.	110,672	$5,316,683
#*Integra Bank Corp.	1,751	1,296
#*Interactive Brokers Group, Inc.	73,000	1,208,150
#*International Assets Holding Corp.	11,931	202,111
International Bancshares Corp.	91,464	1,585,986
#*Intervest Bancshares Corp.	10,203	33,568
*Investors Bancorp, Inc.	763	10,018
Investors Title Co.	7,764	218,091
*Jacksonville Bancorp, Inc.	1,456	13,832
Janus Capital Group, Inc.	21,800	228,464
Jefferson Bancshares, Inc.	4,587	17,385
JMP Group, Inc.	22,232	156,736
Jones Lang LaSalle, Inc.	72,665	5,628,631
*LaBranche & Co., Inc.	76,560	290,162
#*Lake Shore Bancorp, Inc.	950	7,790
#Lakeland Bancorp, Inc.	116,375	1,043,884
Lakeland Financial Corp.	7,429	152,517
Landmark Bancorp, Inc.	1,722	28,181
Legacy Bancorp, Inc.	55,833	457,551
Legg Mason, Inc.	143,841	4,155,566
LNB Bancorp, Inc.	48,953	245,255
*Louisiana Bancorp, Inc.	4,919	71,326
LSB Corp.	20,662	429,563
LSB Financial Corp.	588	6,436
#*Macatawa Bank Corp.	65,144	119,214
*Magyar Bancorp, Inc.	5,260	23,933
MainSource Financial Group, Inc.	128,469	968,656
*Market Leader, Inc.	200	396
*Marlin Business Services Corp.	56,281	629,222
Marshall & Ilsley Corp.	752,886	5,292,789
Mayflower Bancorp, Inc.	475	3,686
#MB Financial, Inc.	193,867	3,361,654
#*MBIA, Inc.	564,712	4,901,700
#*MBT Financial Corp.	53,266	94,813
MCG Capital Corp.	420,652	2,435,575
Meadowbrook Insurance Group, Inc.	377,032	3,453,613
Medallion Financial Corp.	95,372	668,558
#*Mercantile Bancorp, Inc.	5,438	15,226
Mercantile Bank Corp.	12,696	68,431
Mercer Insurance Group, Inc.	39,743	662,913
Merchants Bancshares, Inc.	2,500	59,625
*Meridian Interstate Bancorp, Inc.	10,683	115,590
Meta Financial Group, Inc.	10,537	339,502
*Metro Bancorp, Inc.	55,624	706,981
*MetroCorp Bancshares, Inc.	12,016	34,246
*MF Global Holdings, Ltd.	460,817	2,963,053
#*MGIC Investment Corp.	352,874	3,031,188
MicroFinancial, Inc.	47,656	190,624
Mid Penn Bancorp, Inc.	262	1,973
MidSouth Bancorp, Inc.	38,863	506,774
MidWestOne Financial Group, Inc.	9,597	143,859
Monroe Bancorp	1,377	6,224
Montpelier Re Holdings, Ltd.	280,872	4,566,979
MutualFirst Financial, Inc.	16,714	123,349
*Nara Bancorp, Inc.	96,606	692,665
*National Financial Partners Corp.	199,135	2,136,719
National Penn Bancshares, Inc.	525,890	3,502,427
National Security Group, Inc.	89	1,134
National Western Life Insurance Co. Class A	4,071	627,585
*Navigators Group, Inc. (The)	89,350	3,808,990
Nelnet, Inc. Class A	134,887	2,719,322

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*New Century Bancorp, Inc.	5,903	$34,149
New England Bancshares, Inc.	250	1,798
New Hampshire Thrift Bancshares, Inc.	16,158	163,357
New Westfield Financial, Inc.	118,110	969,683
NewAlliance Bancshares, Inc.	534,811	6,508,650
*NewBridge Bancorp	38,885	146,596
*Newport Bancorp, Inc.	1,000	12,440
*NewStar Financial, Inc.	141,674	1,028,553
North Central Bancshares, Inc.	3,500	56,875
*North Valley Bancorp	13,946	25,940
Northeast Bancorp	1,774	23,213
Northeast Community Bancorp, Inc.	50,944	290,381
Northrim Bancorp, Inc.	24,258	426,941
Northwest Bancshares, Inc.	9,785	118,692
Norwood Financial Corp.	2,031	55,913
NYMAGIC, Inc.	64,970	1,656,735
Ocean Shore Holding Co.	1,870	19,747
OceanFirst Financial Corp.	19,547	247,465
*Ocwen Financial Corp.	212,409	2,243,039
Old National Bancorp	359,186	3,778,637
#Old Republic International Corp.	573,555	7,175,173
#Old Second Bancorp, Inc.	64,688	89,916
OneBeacon Insurance Group, Ltd.	91,732	1,457,621
#Oriental Financial Group, Inc.	51,532	729,693
Pacific Continental Corp.	19,449	177,764
#*Pacific Mercantile Bancorp	59,804	230,245
*Pacific Premier Bancorp, Inc.	14,743	63,395
*Park Bancorp, Inc.	200	928
#Park National Corp.	1,681	112,761
Parkvale Financial Corp.	14,107	109,470
#*Patriot National Bancorp	8,831	17,485
Peapack-Gladstone Financial Corp.	12,108	153,166
#*Penson Worldwide, Inc.	97,039	522,070
Peoples Bancorp of North Carolina	4,543	23,487
Peoples Bancorp, Inc.	55,610	959,272
#*PHH Corp.	231,556	4,610,280
*Phoenix Cos., Inc. (The)	648,645	1,556,748
*PICO Holdings, Inc.	107,391	3,365,634
#*Pinnacle Financial Partners, Inc.	152,308	1,536,788
#*Piper Jaffray Cos., Inc.	78,100	2,435,939
#Platinum Underwriters Holdings, Ltd.	89,788	3,508,915
*PMA Capital Corp.	284,230	1,907,183
#*PMI Group, Inc. (The)	358,002	1,120,546
Porter Bancorp, Inc.	3,836	41,621
#*Preferred Bank	38,267	72,707
Premier Financial Bancorp, Inc.	12,247	78,013
Presidential Life Corp.	205,134	2,012,365
#Princeton National Bancorp, Inc.	4,602	27,152
#PrivateBancorp, Inc.	10,600	131,122
*ProAssurance Corp.	68,946	4,102,976
#Prosperity Bancshares, Inc.	23,526	797,061
Protective Life Corp.	192,916	4,338,681
Provident Financial Holdings, Inc.	4,751	29,219
#Provident Financial Services, Inc.	266,859	3,418,464
Provident New York Bancorp	200,979	1,865,085
Pulaski Financial Corp.	31,447	211,009
QC Holdings, Inc.	104,573	429,795
*QCR Holdings, Inc.	2,083	20,372
Radian Group, Inc.	348,514	2,997,220
Reinsurance Group of America, Inc.	164,848	7,909,407
RenaissanceRe Holdings, Ltd.	102,805	5,882,502

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#Renasant Corp.	140,870	$2,148,268
Resource America, Inc.	68,306	297,131
*Riverview Bancorp, Inc.	32,244	64,488
#RLI Corp.	42,564	2,361,876
Rockville Financial, Inc.	19,088	241,845
Rome Bancorp, Inc.	67,122	614,166
#*Royal Bancshares of Pennsylvania, Inc. Class A	3,732	9,405
Rurban Financial Corp.	1,320	4,805
S&T Bancorp, Inc.	34,853	707,516
*Safeguard Scientifics, Inc.	54,724	693,353
Safety Insurance Group, Inc.	84,842	3,325,806
Salisbury Bancorp, Inc.	100	2,260
Sanders Morris Harris Group, Inc.	131,630	723,965
#Sandy Spring Bancorp, Inc.	108,699	1,841,361
Savannah Bancorp, Inc. (The)	14,615	142,496
SCBT Financial Corp.	17,588	566,861
SeaBright Holdings, Inc.	127,816	1,046,813
#*Seacoast Banking Corp. of Florida	45,392	61,733
Selective Insurance Group, Inc.	296,227	4,609,292
Shore Bancshares, Inc.	6,606	72,798
SI Financial Group, Inc.	17,809	120,211
Simmons First National Corp.	130,073	3,427,424
*SLM Corp.	170,983	2,051,796
#Smithtown Bancorp, Inc.	16,425	65,700
Somerset Hills Bancorp	18,699	156,137
*Southcoast Financial Corp.	14,110	43,741
*Southern Community Financial Corp.	120,522	239,839
#*Southern Connecticut Bancorp, Inc.	800	5,124
*Southern First Bancshares, Inc.	11,168	67,120
Southern Missouri Bancorp, Inc.	334	5,234
#*Southern National Bancorp of Virginia, Inc.	983	6,881
Southwest Bancorp, Inc.	95,709	1,392,566
Southwest Georgia Financial Corp.	581	5,926
StanCorp Financial Group, Inc.	75,977	2,863,573
State Auto Financial Corp.	170,416	2,680,644
State Bancorp, Inc.	6,425	61,552
StellarOne Corp.	103,771	1,408,172
Sterling Bancshares, Inc.	158,472	822,470
#Stewart Information Services Corp.	49,865	498,151
#*Stifel Financial Corp.	7,620	353,111
*Stratus Properties, Inc.	42,734	408,537
Student Loan Corp.	14,328	359,633
*Sun Bancorp, Inc.	117,763	628,854
*Superior Bancorp	30,186	53,731
Susquehanna Bancshares, Inc.	476,531	4,121,993
*Sussex Bancorp	3,635	19,992
SWS Group, Inc.	82,234	717,080
Synovus Financial Corp.	116,274	304,638
*Taylor Capital Group, Inc.	44,398	441,316
Teche Holding Co.	3,500	98,700
#*Tennessee Commerce Bancorp, Inc.	9,793	55,330
#*Texas Capital Bancshares, Inc.	12,145	202,700
TF Financial Corp.	6,777	140,284
Thomas Properties Group, Inc.	171,057	624,358
*Tidelands Bancshares, Inc.	2,800	4,340
Timberland Bancorp, Inc.	59,792	236,178
Torchmark Corp.	117,905	6,257,218
Tower Bancorp, Inc.	9,166	195,419
*Tower Financial Corp.	3,997	26,880
#Tower Group, Inc.	14	302
#TowneBank	31,810	489,874

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Transatlantic Holdings, Inc.	151,576	$7,246,849
*Tree.com, Inc.	24,872	179,078
#TriCo Bancshares	12,984	245,008
Trustmark Corp.	114,923	2,528,306
Umpqua Holdings Corp.	401,775	5,034,241
Unico American Corp.	35,600	328,410
Union First Market Bankshares Corp.	94,421	1,340,778
#United Bankshares, Inc.	86,196	2,200,584
*United Community Bancorp	122	939
*United Community Banks, Inc.	311,398	965,334
*United Community Financial Corp.	257,483	411,973
United Financial Bancorp, Inc.	110,055	1,638,719
United Fire & Casualty Co.	100,915	2,163,618
#*United Security Bancshares	1,300	5,460
Unitrin, Inc.	260,675	7,244,158
*Unity Bancorp, Inc.	16,794	88,168
Univest Corp. of Pennsylvania	4,099	71,036
Validus Holdings, Ltd.	231,390	5,747,728
*Virginia Commerce Bancorp, Inc.	80,458	515,736
VIST Financial Corp.	9,544	74,348
VSB Bancorp, Inc.	1,262	13,813
Wainwright Bank & Trust Co.	8,570	160,430
Washington Banking Co.	8,605	123,998
Washington Federal, Inc.	131,047	2,280,218
Washington Trust Bancorp, Inc.	3,864	74,807
*Waterstone Financial, Inc.	5,158	20,580
Wayne Savings Bancshares, Inc.	968	7,686
Webster Financial Corp.	328,521	6,123,631
WesBanco, Inc.	200,127	3,472,203
Wesco Financial Corp.	2,471	837,422
*West Bancorporation, Inc.	93,554	625,876
West Coast Bancorp	10,872	27,724
*Western Alliance Bancorp	126,436	919,190
White Mountains Insurance Group, Ltd.	23,633	7,421,944
White River Capital, Inc.	614	8,964
Whitney Holding Corp.	398,371	3,234,773
#Wilber Corp.	9,831	58,593
#Wilmington Trust Corp.	230,873	2,341,052
Wilshire Bancorp, Inc.	96,416	726,012
#Wintrust Financial Corp.	102,789	3,198,794
WR Berkley Corp.	81,534	2,202,233
WSB Holdings, Inc.	2,998	9,279
WVS Financial Corp.	1,304	14,344
Yadkin Valley Financial Corp.	41,536	122,116
Zions Bancorporation	269,776	5,986,329
*ZipRealty, Inc.	34,436	92,977

Total Financials		558,674,231

Health Care — (5.4%)
*Accelrys, Inc.	172,612	1,216,915
*Air Methods Corp.	5,531	175,609
*Albany Molecular Research, Inc.	232,400	1,510,600
*Alere, Inc.	143,480	4,036,092
*Allied Healthcare International, Inc.	231,459	574,018
*Allied Healthcare Products, Inc.	26,236	87,104
*American Dental Partners, Inc.	81,059	928,936
*American Shared Hospital Services	8,624	28,459
*AMN Healthcare Services, Inc.	56,849	342,231
*AngioDynamics, Inc.	166,953	2,572,746
*Anika Therapeutics, Inc.	59,625	349,402
*Animal Health International, Inc.	4,200	10,458

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*ARCA Biopharma, Inc.	3,350	$12,529
#*Assisted Living Concepts, Inc.	52,514	1,652,090
*Bioanalytical Systems, Inc.	11,770	12,947
*BioScrip, Inc.	120,081	510,344
*BMP Sunstone Corp.	33,342	220,057
#*Brookdale Senior Living, Inc.	15,700	222,626
*Caliper Life Sciences, Inc.	202,218	792,695
*Cambrex Corp.	173,400	615,570
Cantel Medical Corp.	72,529	1,151,761
*Capital Senior Living Corp.	226,021	1,220,513
*Caraco Pharmaceutical Laboratories, Ltd.	1,120	6,765
*Cardiac Science Corp.	83,254	148,192
*CardioNet, Inc.	113,494	541,366
*Celera Corp.	216,674	1,449,549
#*Community Health Systems, Inc.	31,052	1,007,016
*Conmed Corp.	224,761	4,322,154
*Continucare Corp.	25,655	97,746
#Cooper Cos., Inc.	121,300	4,713,718
*Coventry Health Care, Inc.	243,090	4,820,475
*Cross Country Healthcare, Inc.	233,109	2,070,008
*Cutera, Inc.	80,582	630,151
*Cynosure, Inc.	46,251	475,460
Daxor Corp.	10,080	99,641
*Digirad Corp.	22,133	40,503
*Dynacq Healthcare, Inc.	7,262	16,630
Ensign Group, Inc.	34,100	613,800
*Five Star Quality Care, Inc.	76,861	280,543
*Gentiva Health Services, Inc.	121,514	2,506,834
*Greatbatch, Inc.	115,171	2,600,561
*Harvard Bioscience, Inc.	130,628	471,567
*Health Net, Inc.	109,900	2,588,145
*HealthSpring, Inc.	274,072	5,152,554
*Healthways, Inc.	95,785	1,363,978
#Hill-Rom Holdings, Inc.	41,410	1,368,186
*Hologic, Inc.	316,183	4,470,828
*IntegraMed America, Inc.	87,904	719,934
Invacare Corp.	125,591	2,992,834
*InVentiv Health, Inc.	64,098	1,662,702
*Iridex Corp.	14,676	56,796
*Kendle International, Inc.	64,180	790,056
Kewaunee Scientific Corp.	10,051	113,677
*Kindred Healthcare, Inc.	163,100	2,169,230
*King Pharmaceuticals, Inc.	239,935	2,101,831
*K-V Pharmaceutical Co.	52,167	55,819
*Lannet Co., Inc.	19,461	89,521
*LCA-Vision, Inc.	102,807	533,568
*LeMaitre Vascular, Inc.	43,582	263,235
*LifePoint Hospitals, Inc.	162,149	5,012,026
#*Martek Biosciences Corp.	22,927	474,360
*Matrixx Initiatives, Inc.	44,396	209,549
*Maxygen, Inc.	151,049	938,014
*MedCath Corp.	128,017	1,134,231
*Medical Action Industries, Inc.	90,468	1,239,412
#*MediciNova, Inc.	2,650	12,826
*MEDTOX Scientific, Inc.	29,700	340,659
*Misonix, Inc.	28,468	58,075
#*Molina Healthcare, Inc.	50,201	1,496,492
*Nighthawk Radiology Holdings, Inc.	51,499	152,437
*NovaMed, Inc.	31,294	258,176
*Odyssey Healthcare, Inc.	112,733	3,016,735
#Omnicare, Inc.	341,925	8,421,613

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Osteotech, Inc.	167,122	$633,392
*OTIX Global, Inc.	17,822	68,793
*Par Pharmaceutical Cos., Inc.	73,778	1,947,739
*PDI, Inc.	95,738	768,776
*PharMerica Corp.	85,449	1,115,964
*Prospect Medical Holdings, Inc.	35,115	255,988
*Psychiatric Solutions, Inc.	4,300	142,502
*Regeneration Technologies, Inc.	161,149	465,721
*Repligen Corp.	4,201	13,569
*Res-Care, Inc.	152,629	1,498,817
*Skilled Healthcare Group, Inc.	80,060	212,960
*Solta Medical, Inc.	900	1,566
Span-American Medical System, Inc.	12,454	207,857
*SRI/Surgical Express, Inc.	24,807	80,127
*Strategic Diagnostics, Inc.	33,915	55,281
*Sun Healthcare Group, Inc.	117,603	973,753
*SunLink Health Systems, Inc.	11,835	26,984
#*Sunrise Senior Living, Inc.	98,107	293,340
*Symmetry Medical, Inc.	91,499	890,285
Teleflex, Inc.	79,391	4,499,088
*Theragenics Corp.	182,829	221,223
*TomoTherapy, Inc.	125,003	416,260
*Transcept Pharmaceuticals, Inc.	62,631	501,674
*Triple-S Management Corp.	96,520	1,918,818
*Universal American Corp.	305,345	5,111,475
#*Viropharma, Inc.	368,803	4,857,136
*Vital Images, Inc.	51,596	757,945
*WellCare Health Plans, Inc.	1,285	33,140
Young Innovations, Inc.	32,437	866,068

Total Health Care		123,250,121

Industrials — (13.1%)
*A.T. Cross Co.	70,105	389,083
*AAR Corp.	150,788	2,533,238
Aceto Corp.	202,416	1,380,477
*AeroCentury Corp.	6,967	139,201
#*AGCO Corp.	125,463	4,361,094
#*Air Transport Services Group, Inc.	74,688	396,593
Aircastle, Ltd.	308,593	2,820,540
*AirTran Holdings, Inc.	75,000	361,500
Alamo Group, Inc.	66,795	1,565,007
*Alaska Air Group, Inc.	144,700	7,465,073
Albany International Corp.	33,200	609,220
Alexander & Baldwin, Inc.	165,606	5,556,081
*Allied Defense Group, Inc.	42,302	141,712
*Altra Holdings, Inc.	13,786	199,897
*Amerco, Inc.	93,653	6,384,325
*American Railcar Industries, Inc.	93,957	1,282,513
*American Reprographics Co.	16,200	144,180
American Woodmark Corp.	56,353	931,515
Ameron International Corp.	31,840	1,956,250
Ampco-Pittsburgh Corp.	15,221	365,456
*AMREP Corp.	7,320	87,620
#Apogee Enterprises, Inc.	116,500	1,311,790
Applied Industrial Technologies, Inc.	203,245	5,690,860
*Argon ST, Inc.	31,465	1,084,599
Arkansas Best Corp.	46,299	1,044,968
*Armstrong World Industries, Inc.	106,905	3,908,447
#*Arotech Corp.	32,413	48,295
*ATC Technology Corp.	33,000	791,340
*Atlas Air Worldwide Holdings, Inc.	61,010	3,567,865

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Avalon Holding Corp. Class A	12,927	$33,481
#*Avis Budget Group, Inc.	317,870	3,922,516
#Baldor Electric Co.	79,645	3,044,032
Barnes Group, Inc.	62,835	1,154,907
Barrett Business Services, Inc.	18,370	274,815
*BE Aerospace, Inc.	32,600	958,440
*BlueLinx Holdings, Inc.	103,727	384,827
Bowne & Co., Inc.	167,923	1,899,209
*Breeze-Eastern Corp.	6,730	43,745
#Briggs & Stratton Corp.	116,653	2,212,907
Brink’s Co. (The)	31,001	678,922
*BTU International, Inc.	4,574	25,614
*C&D Technologies, Inc.	15,410	13,253
*CAI International, Inc.	33,745	441,047
Cascade Corp.	20,390	778,286
*Casella Waste Systems, Inc.	16,708	66,665
CDI Corp.	135,778	2,281,070
*CECO Environmental Corp.	15,092	89,797
*Celadon Group, Inc.	94,143	1,472,397
*Ceradyne, Inc.	99,596	2,315,607
*Champion Industries, Inc.	41,391	63,742
*Chart Industries, Inc.	36,376	647,857
Chase Corp.	5,801	81,562
Chicago Rivet & Machine Co.	1,073	17,061
CIRCOR International, Inc.	62,948	1,969,013
*Columbus McKinnon Corp.	46,322	728,645
CompX International, Inc.	5,531	72,180
*Consolidated Graphics, Inc.	56,195	2,414,699
*Cornell Cos., Inc.	62,021	1,732,247
Courier Corp.	16,803	267,672
*Covenant Transportation Group, Inc.	78,999	741,801
*CPI Aerostructures, Inc.	20,911	227,930
*CRA International, Inc.	32,248	619,807
#*Dollar Thrifty Automotive Group, Inc.	15,464	771,190
Ducommun, Inc.	71,144	1,486,198
*DXP Enterprises, Inc.	4,897	100,535
*Dycom Industries, Inc.	127,414	1,153,097
#*Eagle Bulk Shipping, Inc.	373,184	1,806,211
Eastern Co.	33,761	561,783
Ecology & Environment, Inc. Class A	7,958	94,780
Encore Wire Corp.	107,972	2,297,644
#*Energy Conversion Devices, Inc.	35,110	169,932
*EnerSys	77,016	1,865,328
Ennis, Inc.	137,006	2,318,142
*EnPro Industries, Inc.	69,957	2,095,212
Espey Manufacturing & Electronics Corp.	12,950	246,050
*Esterline Technologies Corp.	118,749	6,095,386
#*Evergreen Solar, Inc.	5,707	3,767
*ExpressJet Holdings, Inc.	64,360	193,080
Federal Signal Corp.	191,603	1,141,954
*Flanders Corp.	12,351	37,053
*Flow International Corp.	67,220	182,838
*Franklin Covey Co.	77,791	484,638
Freightcar America, Inc.	54,647	1,356,885
*Frozen Food Express Industries, Inc.	131,556	468,339
G & K Services, Inc. Class A	78,752	1,832,559
#GATX Corp.	188,700	5,332,662
#*Genco Shipping & Trading, Ltd.	123,420	2,061,114
*Gencor Industries, Inc.	31,151	238,305
*Gibraltar Industries, Inc.	150,902	1,628,233
*GP Strategies Corp.	99,044	747,782

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Great Lakes Dredge & Dock Corp.	196,432	$1,100,019
*Greenbrier Cos., Inc.	118,991	1,554,022
*Griffon Corp.	248,598	3,370,989
*H&E Equipment Services, Inc.	139,252	1,211,492
Hardinge, Inc.	76,964	651,115
*Herley Industries, Inc.	131,376	2,033,700
#*Hertz Global Holdings, Inc.	463,752	5,444,448
#Horizon Lines, Inc.	43,530	201,979
*Hudson Highland Group, Inc.	93,812	417,463
*Hurco Cos., Inc.	33,862	570,913
*Identive Group, Inc.	104,195	166,712
*Innovative Solutions & Support, Inc.	10,961	66,095
*Insituform Technologies, Inc.	32,798	751,074
Insteel Industries, Inc.	42,215	392,177
*Interline Brands, Inc.	124,267	2,247,990
International Shipholding Corp.	29,333	731,565
*Intersections, Inc.	87,376	431,637
#*JetBlue Airways Corp.	493,764	3,174,903
*Kadant, Inc.	108,488	2,114,431
#Kaman Corp. Class A	30,186	689,448
*Kansas City Southern	131,433	4,823,591
*Kelly Services, Inc. Class A	165,001	2,442,015
Kennametal, Inc.	10,200	279,378
*Key Technology, Inc.	12,064	144,889
Kimball International, Inc. Class B	166,784	1,040,732
*Korn/Ferry International	14,500	203,725
*Kratos Defense & Security Solutions, Inc.	9,497	105,037
L.S. Starrett Co. Class A	19,256	182,932
*LaBarge, Inc.	10,200	127,806
*Ladish Co., Inc.	65,022	1,912,297
Lawson Products, Inc.	57,977	1,032,570
*Layne Christensen Co.	60,673	1,529,566
*LB Foster Co.	15,511	474,326
*LECG Corp.	104,592	223,827
#*LGL Group, Inc.	11,054	138,617
*LMI Aerospace, Inc.	55,348	953,093
LSI Industries, Inc.	87,761	461,623
*Lydall, Inc.	131,546	940,554
*M&F Worldwide Corp.	160,962	4,535,909
#Manitowoc Co., Inc. (The)	83,953	869,753
*Marten Transport, Ltd.	165,481	3,759,728
McGrath Rentcorp	43,726	1,019,690
*Metalico, Inc.	286,968	1,202,396
Met-Pro Corp.	8,290	85,470
*MFRI, Inc.	52,554	329,776
Miller Industries, Inc.	63,030	842,711
#*Mobile Mini, Inc.	139,666	2,393,875
*Moog, Inc.	21,103	755,698
Mueller Industries, Inc.	95,267	2,355,000
Mueller Water Products, Inc.	358,502	1,362,308
Multi-Color Corp.	15,707	205,133
#NACCO Industries, Inc. Class A	27,143	2,416,813
*National Technical Systems, Inc.	104,047	884,400
*NN, Inc.	160,834	947,312
*Northwest Pipe Co.	65,029	1,181,577
*Ocean Power Technologies, Inc.	52,753	291,197
*On Assignment, Inc.	186,437	900,491
*Orion Energy Systems, Inc.	17,749	57,507
*Oshkosh Corp.	16,220	557,644
*Owens Corning	284,466	8,954,990
*P.A.M. Transportation Services, Inc.	60,286	881,381

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*Pacer International, Inc.	49,283	$406,092
*Park-Ohio Holdings Corp.	31,262	423,600
*Patrick Industries, Inc.	7,719	13,971
*Patriot Transportation Holding, Inc.	8,523	647,322
*PGT, Inc.	13,495	35,087
*Pike Electric Corp.	47,451	445,565
*Pinnacle Airlines Corp.	58,028	322,055
*Polypore International, Inc.	65,000	1,596,400
Portec Rail Products, Inc.	14,102	163,724
*PowerSecure International, Inc.	84,119	880,726
Preformed Line Products Co.	20,974	680,816
Providence & Worcester Railroad Co.	12,722	152,537
Quanex Building Products Corp.	13,125	230,869
R. R. Donnelley & Sons Co.	62,605	1,056,146
*RCM Technologies, Inc.	93,190	478,065
*Republic Airways Holdings, Inc.	220,621	1,378,881
Robbins & Myers, Inc.	5,026	119,217
*Rush Enterprises, Inc. Class A	251,102	3,751,464
*Rush Enterprises, Inc. Class B	51,902	679,397
Ryder System, Inc.	255,543	11,159,563
*Saia, Inc.	114,815	1,733,706
*Sauer-Danfoss, Inc.	3,399	50,645
Schawk, Inc.	136,683	2,027,009
*School Specialty, Inc.	69,045	1,323,593
Seaboard Corp.	2,323	3,526,314
Servotronics, Inc.	6,561	59,377
*SFN Group, Inc.	187,270	1,402,652
SIFCO Industries, Inc.	13,489	138,262
SkyWest, Inc.	229,708	2,859,865
*SL Industries, Inc.	7,449	101,604
*Sparton Corp.	56,079	319,650
Standex International Corp.	85,425	2,564,458
#Steelcase, Inc. Class A	256,483	1,772,298
Superior Uniform Group, Inc.	39,336	401,227
*Supreme Industries, Inc.	36,204	90,148
*Sypris Solutions, Inc.	25,907	91,452
TAL International Group, Inc.	120,167	3,237,299
Technology Research Corp.	31,760	164,199
*Tecumseh Products Co. Class A	33,687	435,910
*Tecumseh Products Co. Class B	7,143	81,644
#Textainer Group Holdings, Ltd.	3,705	101,146
#Titan International, Inc.	138,870	1,524,793
*Titan Machinery, Inc.	38,156	544,486
Todd Shipyards Corp.	31,126	473,115
*Track Data Corp.	543	48,327
*TRC Cos., Inc.	90,876	286,259
Tredegar Industries, Inc.	224,820	3,880,393
*Trimas Corp.	464,012	5,540,303
#Trinity Industries, Inc.	277,414	5,650,923
#Triumph Group, Inc.	63,501	4,819,726
*Tufco Technologies, Inc.	2,846	8,993
*Tutor Perini Corp.	154,241	2,973,766
Twin Disc, Inc.	52,426	677,344
*U.S. Home Systems, Inc.	7,102	19,033
UniFirst Corp.	41,884	1,841,221
*United Capital Corp.	5,034	125,095
#*United Rentals, Inc.	120,420	1,587,136
#Universal Forest Products, Inc.	60,210	1,864,704
*Universal Power Group, Inc.	3,900	9,672
*URS Corp.	8,519	344,082
*USA Truck, Inc.	63,539	1,041,404

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*USG Corp.	206,165	$2,478,103
*Valpey Fisher Corp.	13,337	26,674
*Versar, Inc.	1,000	2,670
Viad Corp.	110,731	2,203,547
*Vicor Corp.	20,100	316,374
Virco Manufacturing Corp.	25,961	76,325
#*Vishay Precision Group, Inc.	22,928	290,039
*Volt Information Sciences, Inc.	123,604	1,103,784
*Wabash National Corp.	9,900	82,863
Watts Water Technologies, Inc.	110,820	3,568,404
*WCA Waste Corp.	78,229	333,256
*Willdan Group, Inc.	13,251	33,128
*Willis Lease Finance Corp.	35,581	339,087

Total Industrials		297,313,682

Information Technology — (10.7%)
*Acorn Energy, Inc.	7,183	36,705
*Actel Corp.	158,643	2,325,706
*ActivIdentity Corp.	337,022	660,563
*ADC Telecommunications, Inc.	55,556	707,228
*Adept Technology, Inc.	1,000	4,900
*ADPT Corp.	639,607	1,950,801
*Advanced Analogic Technologies, Inc.	83,626	266,767
*Aehr Test Systems	9,509	14,359
*Aetrium, Inc.	2,380	6,973
Agilysys, Inc.	193,506	1,534,503
American Software, Inc. Class A	23,973	120,344
*Amtech Systems, Inc.	49,801	500,998
*Anadigics, Inc.	336,346	1,476,559
*Anaren, Inc.	137,965	2,182,606
*AOL, Inc.	162,938	3,408,663
*Arris Group, Inc.	295,461	2,753,697
*Arrow Electronics, Inc.	127,600	3,163,204
Astro-Med, Inc.	19,050	132,016
*ATMI, Inc.	41,700	618,828
*ATS Corp.	2,249	6,522
*AuthenTec, Inc.	27,644	56,394
*Aviat Networks, Inc.	108,676	439,051
*Avid Technology, Inc.	174,918	2,261,690
AVX Corp.	141,972	1,998,966
*Aware, Inc.	33,667	84,168
*AXT, Inc.	187,087	1,101,942
Bel Fuse, Inc. Class A	10,162	231,186
Bel Fuse, Inc. Class B	48,527	1,144,267
*Benchmark Electronics, Inc.	251,216	4,195,307
Black Box Corp.	66,245	2,016,498
*BroadVision, Inc.	4,060	44,092
*Brooks Automation, Inc.	89,161	680,298
*Bsquare Corp.	37,599	116,933
*CalAmp Corp.	482	1,104
*Cascade Microtech, Inc.	71,682	327,587
*CEVA, Inc.	66,003	842,858
*Checkpoint Systems, Inc.	102,961	2,056,131
*Ciber, Inc.	391,064	1,302,243
*Coherent, Inc.	15,163	561,334
Cohu, Inc.	150,732	2,363,478
*Comarco, Inc.	39,041	97,602
—#*Commerce One LLC	110	—
Communications Systems, Inc.	40,974	420,393
*Comtech Telecommunications Corp.	21,500	463,755
*Concurrent Computer Corp.	34,591	178,317

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Convergys Corp.	374,468	$4,182,808
CoreLogic, Inc.	117,783	2,359,193
*CPI International, Inc.	53,113	747,300
*Cray, Inc.	7,987	53,193
*CSP, Inc.	4,766	20,208
CTS Corp.	208,277	1,947,390
*CyberOptics Corp.	73,404	714,221
*Cypress Semiconductor Corp.	104,662	1,109,417
*Datalink Corp.	10,080	34,272
*Dataram Corp.	25,697	47,026
DDi Corp.	72,238	654,476
*Digi International, Inc.	180,656	1,501,251
*Digimarc Corp.	18,552	383,284
*Ditech Networks, Inc.	196,892	240,208
*DivX, Inc.	66,632	507,070
*Dot Hill Systems Corp.	35,051	38,907
*DSP Group, Inc.	126,082	880,052
*Dynamics Research Corp.	42,078	408,998
*EchoStar Corp.	107,998	2,062,762
*Edgewater Technology, Inc.	76,994	188,635
Electro Rent Corp.	127,982	1,766,152
*Electro Scientific Industries, Inc.	227,154	2,607,728
*Electronics for Imaging, Inc.	188,357	2,006,002
*EMS Technologies, Inc.	76,434	1,271,862
*Emulex Corp.	228,419	1,987,245
*Endwave Corp.	57,493	165,005
*Entegris, Inc.	35,012	161,405
*Epicor Software Corp.	295,332	2,285,870
*EPIQ Systems, Inc.	75,753	986,304
*ePlus, Inc.	34,015	609,209
*Euronet Worldwide, Inc.	72,949	1,145,299
*Exar Corp.	213,427	1,491,855
*Extreme Networks	142,000	406,120
*Fairchild Semiconductor Corp. Class A	135,800	1,233,064
*Frequency Electronics, Inc.	23,987	122,334
*FSI International, Inc.	97,000	343,380
*Gerber Scientific, Inc.	193,514	1,110,770
*Globecomm Systems, Inc.	113,782	936,426
*GSI Technology, Inc.	98,898	672,506
*GTSI Corp.	90,647	487,681
*Hackett Group, Inc.	229,511	720,665
*Harmonic, Inc.	170,805	1,190,511
*Hauppauge Digital, Inc.	855	1,633
*Henry Bros. Electronics, Inc.	7,362	29,853
#*Hutchinson Technology, Inc.	113,746	432,235
*Hypercom Corp.	152,123	658,693
*I.D. Systems, Inc.	57,399	158,421
*IAC/InterActiveCorp	403,904	10,097,600
*ICx Technologies, Inc.	16,892	129,899
*Ikanos Communications, Inc.	138,870	243,022
#*Imation Corp.	160,701	1,497,733
*InfoSpace, Inc.	181,607	1,421,983
*Ingram Micro, Inc.	412,271	6,814,840
*Insight Enterprises, Inc.	109,816	1,600,019
*Integral Systems, Inc.	7,883	59,595
*Integrated Device Technology, Inc.	328,784	1,910,235
*Integrated Silicon Solution, Inc.	228,703	1,966,846
*Internap Network Services Corp.	202,949	949,801
*International Rectifier Corp.	26,795	523,306
*Internet Brands, Inc.	206,410	2,266,382
*Internet Capital Group, Inc.	363,211	3,058,237

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Interphase Corp.	43,384	$70,282
*Intevac, Inc.	98,051	1,078,561
*IntriCon Corp.	9,096	48,118
*INX, Inc.	3,900	17,823
*IXYS Corp.	103,782	916,395
*JDA Software Group, Inc.	13,380	314,430
*JDS Uniphase Corp.	300,106	3,256,150
Keithley Instruments, Inc.	10,465	112,917
*KEY Tronic Corp.	72,852	382,473
Keynote Systems, Inc.	96,456	965,525
*Kopin Corp.	232,577	876,815
*KVH Industries, Inc.	27,150	379,557
#*L-1 Identity Solutions, Inc.	372,479	3,039,429
*Lattice Semiconductor Corp.	474,594	2,638,743
*Lawson Software, Inc.	173,000	1,378,810
*LeCroy Corp.	57,480	309,242
*LoJack Corp.	3,423	12,083
*LookSmart, Ltd.	108,365	162,548
#*Loral Space & Communications, Inc.	61,006	2,918,527
#*Mace Security International, Inc.	64,702	37,527
Marchex, Inc.	95,437	444,736
*Mattson Technology, Inc.	23,818	69,787
*Measurement Specialties, Inc.	44,731	747,008
*MEMSIC, Inc.	8,372	19,256
*Mercury Computer Systems, Inc.	98,410	1,299,012
Methode Electronics, Inc.	203,669	2,175,185
*Microtune, Inc.	92,046	219,990
#*MKS Instruments, Inc.	132,207	2,837,162
*ModusLink Global Solutions, Inc.	238,790	1,566,462
#*MoSys, Inc.	46,746	212,227
#*Nanometrics, Inc.	28,781	262,771
*NAPCO Security Technologies, Inc.	2,643	4,572
*Network Equipment Technologies, Inc.	72,155	225,124
*Newport Corp.	192,789	2,454,204
*Nu Horizons Electronics Corp.	102,842	353,775
*NumereX Corp. Class A	3,496	17,760
O.I. Corp.	9,990	77,223
*Occam Networks, Inc.	15,623	99,362
#*OmniVision Technologies, Inc.	120,777	2,694,535
*Online Resources Corp.	23,209	95,157
*Oplink Communications, Inc.	113,716	1,831,965
OPNET Technologies, Inc.	48,521	739,460
*Opnext, Inc.	89,922	161,860
*Optelecom-NKF, Inc.	4,562	7,573
*Optical Cable Corp.	64,334	192,359
*Orbcomm, Inc.	34,348	64,231
*OSI Systems, Inc.	70,247	1,952,164
*PAR Technology Corp.	71,155	425,507
*PC Connection, Inc.	248,824	1,719,374
*PC Mall, Inc.	113,542	480,283
*PC-Tel, Inc.	112,140	709,846
*Perceptron, Inc.	78,935	371,784
*Perficient, Inc.	1,888	16,331
*Performance Technologies, Inc.	67,536	151,956
*Pericom Semiconductor Corp.	257,789	2,356,191
*Pervasive Software, Inc.	210,792	1,011,802
#*Photronics, Inc.	234,218	1,058,665
*Planar Systems, Inc.	22,131	52,008
#*PLX Technology, Inc.	81,428	311,055
*Presstek, Inc.	18,573	49,033
—*Price Communications Liquidation Trust	262,880	35,904

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Qualstar Corp.	101,200	$180,136
*RadiSys Corp.	108,894	1,074,784
*RealNetworks, Inc.	712,892	2,366,801
*Reis, Inc.	45,760	307,050
*RF Industries, Ltd.	5,862	31,479
Richardson Electronics, Ltd.	88,488	845,060
*Rimage Corp.	7,600	128,288
*Rofin-Sinar Technologies, Inc.	109,665	2,309,545
*Rudolph Technologies, Inc.	161,240	1,393,114
*S1 Corp.	295,059	1,731,996
*Sandisk Corp.	371,916	16,252,729
*Sanmina-SCI Corp.	75,319	946,760
*SeaChange International, Inc.	237,237	2,125,644
*Selectica, Inc.	1,260	6,577
Servidyne, Inc.	18,317	45,884
#*Sigma Designs, Inc.	6,900	70,656
#*Silicon Graphics International Corp.	68,637	535,369
*Silicon Image, Inc.	70,670	301,054
#*Skyworks Solutions, Inc.	130,105	2,280,741
*Smart Modular Technologies (WWH), Inc.	109,669	593,309
*Smith Micro Software, Inc.	30,875	303,501
*Soundbite Communications, Inc.	5,526	15,749
*Spectrum Control, Inc.	71,048	1,072,114
*Stamps.com, Inc.	225	2,462
*Standard Microsystems Corp.	56,900	1,252,938
*StarTek, Inc.	85,387	394,488
#*Stream Global Services, Inc.	2,589	11,443
*Support.com, Inc.	224,741	928,180
Sycamore Networks, Inc.	111,711	2,600,632
*Symmetricom, Inc.	303,566	1,618,007
#*SYNNEX Corp.	145,911	3,850,591
*Tech Data Corp.	136,956	5,417,979
*TechTarget, Inc.	101,684	588,750
*TechTeam Global, Inc.	98,078	604,160
*Telular Corp.	80,143	252,450
#*Teradyne, Inc.	38,046	409,375
Tessco Technologies, Inc.	37,498	529,472
TheStreet.com, Inc.	181,724	556,075
*THQ, Inc.	143,135	652,696
*Tier Technologies, Inc.	201,807	1,325,872
*Tollgrade Communications, Inc.	77,452	515,056
*Transact Technologies, Inc.	148	1,042
*Triquint Semiconductor, Inc.	292,903	2,029,818
*TSR, Inc.	10,164	22,564
#*TTM Technologies, Inc.	220,659	2,261,755
*Ultra Clean Holdings, Inc.	39,863	431,716
*Ultratech, Inc.	8,493	153,469
United Online, Inc.	142,904	903,153
*UTStarcom, Inc.	573,290	1,221,108
*Vicon Industries, Inc.	36,465	158,258
*Video Display Corp.	7,973	33,487
#*Virage Logic Corp.	27,932	333,787
*Virtusa Corp.	382,378	4,076,149
*Vishay Intertechnology, Inc.	320,996	2,725,256
*Web.com Group, Inc.	85,011	281,386
*WPCS International, Inc.	12,639	31,345
#*X-Rite, Inc.	22,160	81,992
*Zoran Corp.	153,368	1,318,965
*Zygo Corp.	74,973	620,776

Total Information Technology		242,071,539

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (5.8%)
A. Schulman, Inc.	208,493	$4,084,378
*A.M. Castle & Co.	147,323	2,175,961
*American Pacific Corp.	38,017	180,581
*Arabian American Development Co.	100	248
Ashland, Inc.	157,600	8,013,960
*Boise, Inc.	501,961	3,006,746
*Brush Engineered Materials, Inc.	96,492	2,301,334
*Buckeye Technologies, Inc.	215,900	2,450,465
Cabot Corp.	118,977	3,509,822
Carpenter Technology Corp.	105,464	3,685,967
#*Century Aluminum Co.	305,919	3,190,735
#*Coeur d’Alene Mines Corp.	272,130	4,144,540
*Commercial Metals Co.	98,871	1,422,754
*Continental Materials Corp.	1,355	15,637
*Core Molding Technologies, Inc.	8,924	50,064
Cytec Industries, Inc.	63,120	3,150,950
#Domtar Corp.	90,272	5,280,912
*Ferro Corp.	128,438	1,370,433
#*Flotek Industries, Inc.	32,700	38,259
Friedman Industries, Inc.	53,964	302,198
*Graphic Packaging Holding Co.	787,775	2,757,212
#Haynes International, Inc.	40,017	1,346,972
*Headwaters, Inc.	318,419	1,101,730
#*Hecla Mining Co.	155,101	766,199
*Horsehead Holding Corp.	118,750	909,625
Huntsman Corp.	462,213	4,839,370
Innophos Holdings, Inc.	45,800	1,342,398
*Innospec, Inc.	17,908	196,988
Kaiser Aluminum Corp.	76,370	3,131,170
*KapStone Paper & Packaging Corp.	248,768	2,845,906
#*Kronos Worldwide, Inc.	40,556	945,360
*Landec Corp.	71,200	459,240
#*Louisiana-Pacific Corp.	487,356	3,547,952
MeadWestavco Corp.	317,600	7,609,696
#*Mercer International, Inc.	112,675	605,065
Minerals Technologies, Inc.	30,200	1,575,534
#*Mines Management, Inc.	9,166	14,207
*Mod-Pac Corp.	17,773	74,291
Myers Industries, Inc.	191,350	1,513,578
Neenah Paper, Inc.	86,988	1,560,565
NL Industries, Inc.	36,906	312,225
*Northern Technologies International Corp.	20,514	277,144
Olympic Steel, Inc.	78,275	1,990,533
*OM Group, Inc.	150,700	4,068,900
P.H. Glatfelter Co.	174,463	1,994,112
*Penford Corp.	64,217	355,762
*PolyOne Corp.	340,579	3,511,369
#Quaker Chemical Corp.	46,095	1,625,310
*Ready Mix, Inc.	9,185	16,074
Reliance Steel & Aluminum Co.	129,552	5,088,803
*Rock of Ages Corp.	7,450	30,061
*RTI International Metals, Inc.	114,722	3,255,810
Schnitzer Steel Industries, Inc. Class A	31,675	1,451,348
#Schweitzer-Maudoit International, Inc.	2,141	113,323
*Spartech Corp.	117,311	1,227,073
#*Stillwater Mining Co.	208,890	2,876,415
Synalloy Corp.	21,676	200,503
Temple-Inland, Inc.	104,693	2,100,142
#Texas Industries, Inc.	65,900	2,187,880
#*U.S. Gold Corp.	170,060	841,797
*Universal Stainless & Alloy Products, Inc.	44,949	1,025,736

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Wausau Paper Corp.	233,315	$1,593,541
#Westlake Chemical Corp.	205,655	5,087,905
#Worthington Industries, Inc.	223,139	3,197,582
*Zoltek Cos., Inc.	110,726	1,157,087

Total Materials		131,105,437

Other — (0.0%)
—Allen Organ Co. Escrow Shares	400	658
—*Concord Camera Corp. Escrow Shares	—	—
—*ePresence, Inc. Escrow Shares	49,500	—
—*Landco Real Estate LLC	400	—
—*MAIR Holdings, Inc. Escrow Shares	161,133	—
—*Petrocorp, Inc. Escrow Shares	4,900	294

Total Other		952

Telecommunication Services — (0.5%)
*Arbinet Corp.	24,451	195,852
CenturyLink, Inc.	30,554	1,088,333
#*FiberTower Corp.	3,432	16,371
*General Communications, Inc. Class A	161,563	1,370,054
*IDT Corp.	11,121	168,594
*IDT Corp. Class B	68,470	1,268,064
*Leap Wireless International, Inc.	8,662	102,991
*SureWest Communications	61,839	421,124
Telephone & Data Systems, Inc.	106,140	3,622,558
Telephone & Data Systems, Inc. Special Shares	102,163	3,065,912
*United States Cellular Corp.	9,201	432,723
Warwick Valley Telephone Co.	2,676	37,196
*Xeta Corp.	76,949	242,389

Total Telecommunication Services		12,032,161

Utilities — (0.4%)
*Dynegy, Inc.	163,640	580,922
Maine & Maritimes Corp.	5,278	235,399
Middlesex Water Co.	88	1,456
*Mirant Corp.	374,268	4,105,720
Pennichuck Corp.	2,810	63,225
*RRI Energy, Inc.	594,031	2,346,422
SJW Corp.	32,650	812,658
Unitil Corp.	58,158	1,270,752

Total Utilities		9,416,554

TOTAL COMMON STOCKS		1,986,522,857

RIGHTS/WARRANTS — (0.0%)
*GeoMet, Inc. Rights 08/18/10	2,703	3,933
—*Lantronix, Inc. Warrants	259	—

TOTAL RIGHTS/WARRANTS		3,933

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $6,305,000 FHLMC 5.00%, 10/15/19, valued at $6,967,025) to be repurchased at $6,860,109	$6,860	6,860,000

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†

SECURITIES LENDING COLLATERAL — (12.1%)
§@DFA Short Term Investment Fund	272,676,067	$272,676,067
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $4,377,460 FHLMC 5.500%, 07/01/38, valued at $2,831,228) to be repurchased at $2,748,813	$2,749	2,748,765

TOTAL SECURITIES LENDING COLLATERAL		275,424,832

TOTAL INVESTMENTS — (100.0%) (Cost $2,043,984,969)##		$2,268,811,622

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$346,762,107	—	—	$346,762,107
Consumer Staples	78,591,829	—	—	78,591,829
Energy	187,304,244	—	—	187,304,244
Financials	558,674,231	—	—	558,674,231
Health Care	123,250,121	—	—	123,250,121
Industrials	297,313,682	—	—	297,313,682
Information Technology	242,035,635	$35,904	—	242,071,539
Materials	131,105,437	—	—	131,105,437
Other	—	952	—	952
Telecommunication Services	12,032,161	—	—	12,032,161
Utilities	9,416,554	—	—	9,416,554
Rights/Warrants	3,933	—	—	3,933
Temporary Cash Investments	—	6,860,000	—	6,860,000
Securities Lending Collateral	—	275,424,832	—	275,424,832

TOTAL	$1,986,489,934	$282,321,688	—	$2,268,811,622

See accompanying Notes to Schedules of Investments.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (82.9%)
Consumer Discretionary — (14.1%)
*1-800-FLOWERS.COM, Inc.	39,088	$87,166
*99 Cents Only Stores	94,400	1,568,928
Aaron’s, Inc.	59,095	1,073,165
Aaron’s, Inc. Class A	9,820	143,863
*AC Moore Arts & Crafts, Inc.	20,435	50,270
Acme United Corp.	9,449	95,151
*AFC Enterprises, Inc.	41,383	391,897
*AH Belo Corp.	46,600	360,684
*Alloy, Inc.	33,792	320,686
Ambassadors Group, Inc.	33,689	382,033
Amcon Distributing Co.	300	17,973
#*American Apparel, Inc.	41,000	66,010
#*American Axle & Manufacturing Holdings, Inc.	89,658	834,716
#American Greetings Corp. Class A	39,700	813,453
#*American Public Education, Inc.	16,387	731,843
*America’s Car-Mart, Inc.	25,524	594,199
#*Amerigon, Inc.	33,052	327,215
#Ameristar Casinos, Inc.	23,200	366,096
#*AnnTaylor Stores Corp.	46,700	819,118
#Arbitron, Inc.	23,218	671,000
#*Arctic Cat, Inc.	29,170	290,242
Ark Restaurants Corp.	4,747	63,372
*Asbury Automotive Group, Inc.	53,533	720,554
*Ascent Media Corp.	5,272	146,562
*Audiovox Corp. Class A	42,276	314,956
*Ballantyne Strong, Inc.	42,200	325,784
#Barnes & Noble, Inc.	14,062	182,384
*Bassett Furniture Industries, Inc.	19,312	92,891
*Beasley Broadcast Group, Inc.	20,332	113,249
#*Beazer Homes USA, Inc.	112,400	475,452
bebe stores, inc.	94,424	561,823
*Belo Corp.	79,465	480,763
*Benihana, Inc.	8,371	56,672
*Benihana, Inc. Class A	225	1,408
Big 5 Sporting Goods Corp.	32,594	447,842
#*Biglari Holdings, Inc.	2,860	830,830
#*BJ’s Restaurants, Inc.	44,025	1,122,638
#*Blue Nile, Inc.	9,375	477,188
*Bluegreen Corp.	72,625	214,244
Blyth, Inc.	14,625	578,419
Bob Evans Farms, Inc.	39,869	1,045,365
*Bon-Ton Stores, Inc. (The)	34,014	325,174
Books-A-Million, Inc.	34,800	225,504
Bowl America, Inc. Class A	1,400	18,760
#*Boyd Gaming Corp.	45,200	382,392
*Brookfield Homes Corp.	49,223	366,711
Brown Shoe Co., Inc.	55,112	805,737
#Brunswick Corp.	60,921	1,030,783
#Buckle, Inc.	17,362	478,323
*Buffalo Wild Wings, Inc.	16,761	714,689
*Build-A-Bear-Workshop, Inc.	51,400	310,970
#*Cabela’s, Inc.	89,625	1,397,254
*Cache, Inc.	20,582	106,203
*California Coastal Communities, Inc.	3,247	5,260
*California Pizza Kitchen, Inc.	44,671	801,398
#Callaway Golf Co.	65,724	443,637
*Cambium Learning Group, Inc.	3,298	11,411
*Canterbury Park Holding Corp.	7,506	63,501

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Capella Education Co.	14,748	$1,370,384
*Caribou Coffee Co., Inc.	34,436	365,710
*Carmike Cinemas, Inc.	38,818	283,760
*Carriage Services, Inc.	46,815	219,094
*Carrols Restaurant Group, Inc.	39,538	204,807
*Casual Male Retail Group, Inc.	110,998	384,053
Cato Corp. Class A	34,453	802,066
*Cavco Industries, Inc.	13,153	461,144
*CEC Entertainment, Inc.	20,500	711,965
*Charming Shoppes, Inc.	112,719	504,981
#*Cheesecake Factory, Inc.	59,030	1,383,663
#Cherokee, Inc.	17,810	349,610
#Chico’s FAS, Inc.	125,543	1,176,338
#*Children’s Place Retail Stores, Inc. (The)	28,465	1,191,260
Christopher & Banks Corp.	54,904	405,741
Churchill Downs, Inc.	14,070	511,726
*Citi Trends, Inc.	24,563	771,033
*CKX, Inc.	100	524
#*Coinstar, Inc.	30,098	1,369,459
*Coldwater Creek, Inc.	112,375	440,510
*Collective Brands, Inc.	85,299	1,366,490
Collectors Universe, Inc.	17,633	229,758
Columbia Sportswear Co.	11,782	577,436
#*Conn’s, Inc.	47,605	250,402
Cooper Tire & Rubber Co.	63,316	1,368,259
*Core-Mark Holding Co., Inc.	18,324	559,248
*Corinthian Colleges, Inc.	9,745	88,680
*Cost Plus, Inc.	41,171	141,217
CPI Corp.	15,544	386,113
#Cracker Barrel Old Country Store, Inc.	20,607	1,009,331
*Craftmade International, Inc.	10,221	58,771
#*Crocs, Inc.	68,100	873,723
#*Crown Media Holdings, Inc.	133,193	271,714
CSS Industries, Inc.	12,518	225,574
*Culp, Inc.	36,578	381,143
*Cumulus Media, Inc.	16,567	50,198
*Cybex International, Inc.	18,000	31,140
*Dana Holding Corp.	46,860	556,697
*Deckers Outdoor Corp.	31,503	1,603,188
*dELiA*s, Inc.	27,460	39,817
*Delta Apparel, Inc.	5,459	80,629
#*Destination Maternity Corp.	14,142	437,695
#Dillard’s, Inc.	73,240	1,694,774
#*DineEquity, Inc.	22,844	832,892
*Dixie Group, Inc.	15,149	49,840
*Dolan Media Co.	45,302	529,580
*Domino’s Pizza, Inc.	60,521	774,064
*Dorman Products, Inc.	27,580	643,717
Dover Downs Gaming & Entertainment, Inc.	20,673	69,048
*Dover Motorsports, Inc.	27,857	44,850
*Dress Barn, Inc. (The)	61,844	1,527,547
*Drew Industries, Inc.	39,954	844,228
*drugstore.com, inc.	165,145	455,800
#*DSW, Inc.	18,857	501,785
*Duckwall-ALCO Stores, Inc.	1,500	21,150
*E.W. Scripps Co. (The) Class A	78,655	618,228
#*Eastman Kodak Co.	235,426	934,641
Educational Development Corp.	2,842	15,787
*Einstein Noah Restaurant Group, Inc.	24,194	281,134
Emerson Radio Corp.	3,200	7,200
*Empire Resorts, Inc.	73,120	92,862

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Entercom Communications Corp.	50,701	$424,874
*Entravision Communications Corp.	83,752	180,904
*Escalade, Inc.	5,633	27,095
#Ethan Allen Interiors, Inc.	30,846	473,178
*Exide Technologies	104,649	629,987
*Famous Dave’s of America, Inc.	20,601	164,602
Finish Line, Inc. Class A	96,347	1,378,726
*Fisher Communications, Inc.	18,039	319,290
*Flanigan’s Enterprises, Inc.	1,877	11,825
Flexsteel Industries, Inc.	2,904	32,554
*Fossil, Inc.	7,627	302,029
Fred’s, Inc.	60,696	657,945
Frisch’s Restaurants, Inc.	5,471	107,505
#*Fuel Systems Solutions, Inc.	25,254	767,974
*Full House Resorts, Inc.	29,482	93,753
*Furniture Brands International, Inc.	82,594	455,919
Gaiam, Inc.	14,020	84,120
Gaming Partners International Corp.	20,656	138,808
#*Gaylord Entertainment Co.	47,463	1,375,952
*Genesco, Inc.	37,000	1,009,730
*G-III Apparel Group, Ltd.	34,750	896,550
*Global Traffic Network, Inc.	18,172	101,763
*Golfsmith International Holdings, Inc.	100	354
*Gray Television, Inc.	49,054	127,540
*Gray Television, Inc. Class A	412	1,022
*Great Wolf Resorts, Inc.	46,204	102,573
*Group 1 Automotive, Inc.	34,186	947,636
#*Gymboree Corp.	26,480	1,146,584
*Hallwood Group, Inc.	2,588	83,334
Harte-Hanks, Inc.	84,900	957,672
*Hastings Entertainment, Inc.	7,100	51,475
Haverty Furniture Cos., Inc.	40,100	486,012
Haverty Furniture Cos., Inc. Class A	457	5,530
*Hawk Corp.	19,901	581,706
*Heelys, Inc.	2,626	7,116
*Helen of Troy, Ltd.	46,790	1,121,088
#*hhgregg, Inc.	30,977	628,523
*Hibbett Sporting Goods, Inc.	24,029	636,048
Hillenbrand, Inc.	55,400	1,223,786
*Hollywood Media Corp.	46,047	51,573
Hooker Furniture Corp.	25,491	301,304
Hot Topic, Inc.	86,679	458,532
#*Hovnanian Enterprises, Inc.	105,300	460,161
*HSN, Inc.	46,225	1,359,015
*Iconix Brand Group, Inc.	80,988	1,333,062
International Speedway Corp.	27,794	719,865
*Interval Leisure Group, Inc.	45,861	637,927
*iRobot Corp.	34,805	708,630
*Isle of Capri Casinos, Inc.	42,645	358,218
*J. Alexander’s Corp.	17,720	83,373
#*JAKKS Pacific, Inc.	49,552	781,931
*Jamba, Inc.	36,348	73,059
Jarden Corp.	86,479	2,503,567
*Jo-Ann Stores, Inc.	58,500	2,450,565
*Johnson Outdoors, Inc.	18,433	234,652
Jones Apparel Group, Inc.	47,536	829,028
#*Jos. A. Bank Clothiers, Inc.	27,901	1,637,231
*Journal Communications, Inc.	64,568	307,344
#*K12, Inc.	27,701	721,611
#KB Home	46,200	525,756
*Kenneth Cole Productions, Inc. Class A	14,770	198,361

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Kid Brands, Inc.	53,389	$444,196
*Kirkland’s, Inc.	29,457	496,645
*Knology, Inc.	52,127	589,035
*Kona Grill, Inc.	3,458	12,380
Koss Corp.	8,503	45,449
#*Krispy Kreme Doughnuts, Inc.	89,294	351,818
KSW, Inc.	14,616	45,017
*K-Swiss, Inc. Class A	48,109	574,903
Lacrosse Footwear, Inc.	17,665	259,322
*Lakeland Industries, Inc.	11,438	103,056
*Lakes Entertainment, Inc.	35,744	90,075
#*Landry’s Restaurants, Inc.	11,750	287,758
*Lazare Kaplan International, Inc.	22,291	19,170
*La-Z-Boy, Inc.	45,713	391,303
*Leapfrog Enterprises, Inc.	67,466	342,727
*Learning Tree International, Inc.	29,796	345,634
#*Lee Enterprises, Inc.	70,544	207,399
*Libbey, Inc.	13,775	172,325
#*Life Time Fitness, Inc.	32,400	1,178,064
*Lifetime Brands, Inc.	20,684	303,848
*LIN TV Corp. Class A	63,792	373,183
*Lincoln Educational Services Corp.	30,135	635,547
Lithia Motors, Inc.	28,000	246,400
#*Live Nation Entertainment, Inc.	67,935	627,040
#*LodgeNet Interactive Corp.	51,513	185,447
*Luby’s, Inc.	54,772	284,814
*Lumber Liquidators Holdings, Inc.	22,490	558,202
*M/I Homes, Inc.	28,962	305,549
Mac-Gray Corp.	31,182	337,701
*Maidenform Brands, Inc.	41,323	1,026,050
Marcus Corp.	33,663	410,689
#*Marine Products Corp.	66,473	404,821
*MarineMax, Inc.	48,778	370,713
#*Martha Stewart Living Omnimedia, Inc.	36,553	184,593
#Matthews International Corp. Class A	24,286	876,967
#*McClatchy Co. (The)	91,600	320,600
*McCormick & Schmick’s Seafood Restaurants, Inc.	34,407	272,159
#*Media General, Inc.	41,458	428,261
*Mediacom Communications Corp.	76,309	560,108
Men’s Wearhouse, Inc. (The)	68,501	1,333,029
Meredith Corp.	11,543	366,490
*Meritage Homes Corp.	49,749	874,587
*Midas, Inc.	30,455	268,004
*Modine Manufacturing Co.	25,186	255,638
*Monarch Casino & Resort, Inc.	33,573	357,552
#Monro Muffler Brake, Inc.	28,425	1,166,562
*Morgans Hotel Group Co.	25,992	192,601
*Morton’s Restaurant Group, Inc.	40,715	199,096
*Motorcar Parts of America, Inc.	15,840	105,811
*Movado Group, Inc.	32,452	368,655
*MTR Gaming Group, Inc.	11,618	25,095
*Multimedia Games, Inc.	36,340	152,628
*Nathan’s Famous, Inc.	15,456	243,741
#National CineMedia, Inc.	47,838	858,214
National Presto Industries, Inc.	7,876	803,273
*Nautilus, Inc.	44,641	88,389
*Navarre Corp.	77,949	197,211
*New Frontier Media, Inc.	32,022	52,196
*New York & Co., Inc.	99,681	222,289
*New York Times Co. Class A (The)	138,000	1,206,120
#*Nexstar Broadcasting Group, Inc.	4,627	24,986

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Nobel Learning Communities, Inc.	6,200	$43,462
*Nobility Homes, Inc.	6,093	54,837
#Nutri/System, Inc.	27,200	532,032
*O’Charley’s, Inc.	30,971	215,868
#*OfficeMax, Inc.	69,797	997,399
*Orbitz Worldwide, Inc.	68,726	309,954
*Orient-Express Hotels, Ltd.	81,859	745,736
#*Orleans Homebuilders, Inc.	41,051	4,516
*Outdoor Channel Holdings, Inc.	49,477	281,029
#*Overstock.com, Inc.	29,224	577,758
Oxford Industries, Inc.	20,800	465,920
#P.F. Chang’s China Bistro, Inc.	23,350	966,690
*Pacific Sunwear of California, Inc.	89,324	360,869
*Palm Harbor Homes, Inc.	41,594	93,586
*Papa John’s International, Inc.	17,600	445,808
#*Peet’s Coffee & Tea, Inc.	14,369	583,812
#*Penske Automotive Group, Inc.	47,030	658,420
Pep Boys - Manny, Moe & Jack (The)	55,600	533,760
*Perry Ellis International, Inc.	30,410	680,880
#PetMed Express, Inc.	28,546	455,309
*Pier 1 Imports, Inc.	91,827	641,871
*Pinnacle Entertainment, Inc.	72,817	790,064
*Playboy Enterprises, Inc. Class A	2,050	11,162
*Playboy Enterprises, Inc. Class B	56,848	307,548
Polaris Industries, Inc.	2,290	136,713
#Pool Corp.	44,044	974,694
#*Pre-Paid Legal Services, Inc.	13,673	670,797
Primedia, Inc.	81,831	247,130
*Princeton Review, Inc.	53,013	132,002
*Quiksilver, Inc.	105,408	471,174
*Radio One, Inc.	24,932	27,425
*RC2 Corp.	34,750	575,112
*RCN Corp.	52,855	789,654
*Reading International, Inc. Class B	2,340	17,456
*Red Lion Hotels Corp.	39,327	292,986
#*Red Robin Gourmet Burgers, Inc.	22,987	490,543
#Regis Corp.	57,395	874,126
*Rentrak Corp.	24,132	624,777
*Retail Ventures, Inc.	88,238	855,026
*REX American Resources Corp.	18,425	295,721
RG Barry Corp.	30,258	358,557
*Rick’s Cabaret International, Inc.	22,229	170,941
*Rocky Brands, Inc.	14,042	111,915
*Rubio’s Restaurants, Inc.	24,625	213,252
#*Ruby Tuesday, Inc.	45,164	461,576
*Ruth’s Hospitality Group, Inc.	77,795	314,292
Ryland Group, Inc. (The)	33,956	554,162
*Saga Communications, Inc.	12,079	270,570
#*Saks, Inc.	157,347	1,291,819
*Salem Communications Corp.	300	1,023
#*Sally Beauty Holdings, Inc.	176,477	1,669,472
#Scholastic Corp.	47,101	1,193,068
*Sealy Corp.	163,166	447,075
#*Select Comfort Corp.	106,661	831,956
Service Corp. International	24,408	207,956
*Shiloh Industries, Inc.	48,604	470,487
*Shoe Carnival, Inc.	27,679	582,643
*Shuffle Master, Inc.	88,144	774,786
#*Shutterfly, Inc.	44,735	1,121,954
*Sinclair Broadcast Group, Inc. Class A	78,579	474,617
*Skechers U.S.A., Inc. Class A	36,518	1,354,453

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Skyline Corp.	19,936	$400,315
#*Smith & Wesson Holding Corp.	71,248	274,305
Sonesta International Hotels Corp. Class A	4,587	63,736
#*Sonic Automotive, Inc.	12,522	123,843
*Sonic Corp.	30,038	264,334
Sotheby’s Class A	6,900	187,197
#Spartan Motors, Inc.	62,362	267,533
*Spectrum Group International, Inc.	3,910	7,761
#Speedway Motorsports, Inc.	42,734	586,310
*Sport Chalet, Inc. Class A	13,582	30,152
Sport Supply Group, Inc.	32,791	443,990
Stage Stores, Inc.	45,644	502,084
Standard Motor Products, Inc.	36,646	359,131
*Standard Pacific Corp.	202,827	811,308
*Stanley Furniture, Inc.	21,208	81,227
*Stein Mart, Inc.	49,678	383,514
*Steiner Leisure, Ltd.	11,966	508,675
*Steinway Musical Instruments, Inc.	23,600	459,728
#*Steven Madden, Ltd.	41,311	1,595,844
#Stewart Enterprises, Inc.	121,212	650,908
*Stoneridge, Inc.	52,412	561,333
*Strattec Security Corp.	5,703	118,793
#Sturm Ruger & Co., Inc.	32,691	457,674
Superior Industries International, Inc.	51,970	747,848
*Syms Corp.	4,543	33,936
#Systemax, Inc.	66,100	1,081,396
#*Talbots, Inc.	52,593	604,294
*Tandy Brands Accessories, Inc.	15,855	58,664
Tandy Leather Factory, Inc.	22,369	96,187
*Tempur-Pedic International, Inc.	55,300	1,696,051
#*Tenneco, Inc.	54,920	1,515,792
#*Texas Roadhouse, Inc.	62,300	839,804
Thor Industries, Inc.	50,891	1,416,805
*Timberland Co. Class A	50,858	896,118
*Town Sports International Holdings, Inc.	35,090	101,410
*Trans World Entertainment Corp.	9,228	16,980
*True Religion Apparel, Inc.	29,960	736,417
#*Tuesday Morning Corp.	61,719	269,095
*Ulta Salon Cosmetics & Fragrance, Inc.	44,461	1,123,085
#*Under Armour, Inc. Class A	37,810	1,420,144
*Unifi, Inc.	94,037	368,625
*Universal Electronics, Inc.	23,297	409,095
*Universal Technical Institute, Inc.	27,100	552,027
*US Auto Parts Network, Inc.	35,732	239,404
*Vail Resorts, Inc.	28,700	1,087,156
*Valassis Communications, Inc.	73,609	2,544,663
Value Line, Inc.	6,764	94,020
*Valuevision Media, Inc.	34,459	63,060
*VCG Holding Corp.	8,578	17,156
#*Volcom, Inc.	35,717	581,116
*WABCO Holdings, Inc.	6,600	255,288
*Warner Music Group Corp.	123,000	576,870
*Wells-Gardner Electronics Corp.	26,045	54,694
#*West Marine, Inc.	42,960	445,925
*Wet Seal, Inc. (The)	158,528	535,825
Weyco Group, Inc.	12,061	305,143
*Williams Controls, Inc.	20,502	163,811
Winmark Corp.	8,419	281,616
#*Winnebago Industries, Inc.	25,034	261,605
#Wolverine World Wide, Inc.	34,932	998,706
#World Wrestling Entertainment, Inc.	25,080	402,283

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Zumiez, Inc.	50,538	$924,845

Total Consumer Discretionary		181,755,825

Consumer Staples — (3.1%)
Alico, Inc.	11,455	279,044
*Alliance One International, Inc.	150,986	569,217
Andersons, Inc. (The)	17,792	611,511
Arden Group, Inc. Class A	530	48,993
B&G Foods, Inc.	71,664	821,986
#*Boston Beer Co., Inc. Class A	10,372	719,402
Bridgford Foods Corp.	6,168	89,868
*Cagle’s, Inc. Class A	3,285	24,736
#Calavo Growers, Inc.	26,600	561,792
#Cal-Maine Foods, Inc.	24,900	786,591
CCA Industries, Inc.	13,523	70,996
*Central European Distribution Corp.	18,225	475,126
*Central Garden & Pet Co.	27,251	283,683
*Central Garden & Pet Co. Class A	58,002	586,400
#*Chiquita Brands International, Inc.	48,522	712,303
Coca-Cola Bottling Co.	10,197	526,165
*Coffee Holding Co., Inc.	12,389	60,211
*Craft Brewers Alliance, Inc.	13,389	64,133
*Darling International, Inc.	103,920	847,987
#Diamond Foods, Inc.	19,820	882,783
*Elizabeth Arden, Inc.	45,003	698,897
Farmer Brothers Co.	38,683	652,969
Golden Enterprises, Inc.	2,389	7,764
#*Great Atlantic & Pacific Tea Co.	40,095	138,729
Griffin Land & Nurseries, Inc. Class A	2,305	69,496
*Hain Celestial Group, Inc.	28,550	601,263
*Harbinger Group, Inc.	10,418	66,675
#*HQ Sustainable Maritime Industries, Inc.	30,369	129,068
#Imperial Sugar Co.	29,078	348,936
Ingles Markets, Inc.	21,721	353,183
Inter Parfums, Inc.	69,861	1,219,074
J & J Snack Foods Corp.	22,538	940,060
*John B. Sanfilippo & Son, Inc.	16,727	234,847
Lance, Inc.	32,111	678,505
#*Lifeway Foods, Inc.	28,725	301,038
*Mannatech, Inc.	41,135	111,887
#*Medifast, Inc.	18,400	556,416
#*MGP Ingredients, Inc.	38,834	294,362
#Nash-Finch Co.	20,547	807,908
National Beverage Corp.	93,607	1,331,092
*Natural Alternatives International, Inc.	19,771	143,735
*NBTY, Inc.	68,611	3,697,447
#Nu Skin Enterprises, Inc. Class A	2,800	79,744
*Nutraceutical International Corp.	26,269	413,737
Oil-Dri Corp. of America	13,081	286,212
*Omega Protein Corp.	46,385	241,202
*Orchids Paper Products Co.	700	10,115
*Overhill Farms, Inc.	39,789	206,903
*Pantry, Inc.	37,662	677,916
*Parlux Fragrances, Inc.	35,853	81,386
*Physicians Formula Holdings, Inc.	30,789	108,531
*Prestige Brands Holdings, Inc.	82,748	680,189
PriceSmart, Inc.	36,982	1,035,496
*Reddy Ice Holdings, Inc.	33,040	115,640
Reliv’ International, Inc.	25,871	60,021
*Revlon, Inc.	40,600	509,124
Rocky Mountain Chocolate Factory, Inc.	13,077	123,970

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
#Ruddick Corp.	46,400	$1,644,880
Sanderson Farms, Inc.	26,178	1,223,822
Schiff Nutrition International, Inc.	23,053	185,577
*Seneca Foods Corp.	13,575	415,124
*Seneca Foods Corp. Class B	1,443	44,747
*Smart Balance, Inc.	109,280	417,450
Spartan Stores, Inc.	39,089	561,318
Stephan Co. (The)	900	2,655
*Susser Holdings Corp.	33,860	406,659
Tasty Baking Co.	18,176	120,507
*Tofutti Brands, Inc.	7,749	24,797
#*TreeHouse Foods, Inc.	43,053	2,053,198
*United Natural Foods, Inc.	39,200	1,322,216
United-Guardian, Inc.	13,462	151,380
#Universal Corp.	23,200	1,028,920
*USANA Health Sciences, Inc.	8,377	350,996
#Vector Group, Ltd.	49,866	944,961
Village Super Market, Inc.	10,186	278,485
WD-40 Co.	13,802	501,841
Weis Markets, Inc.	32,160	1,152,936
*Winn-Dixie Stores, Inc.	35,189	345,204

Total Consumer Staples		40,214,137

Energy — (4.7%)
Adams Resources & Energy, Inc.	6,697	140,637
#*Allis-Chalmers Energy, Inc.	58,443	152,536
#Alon USA Energy, Inc.	55,458	382,106
#*American Oil & Gas, Inc.	93,028	680,965
*Approach Resources, Inc.	40,853	275,349
*Atlas Energy, Inc.	28,782	851,659
#*ATP Oil & Gas Corp.	50,300	531,168
*Atwood Oceanics, Inc.	29,556	803,923
*Barnwell Industries, Inc.	6,185	17,627
*Basic Energy Services, Inc.	59,352	556,128
#Berry Petroleum Corp. Class A	44,765	1,334,892
*Bill Barrett Corp.	4,300	152,134
*BioFuel Energy Corp.	1,227	1,877
*Bolt Technology Corp.	16,578	156,828
*Boots & Coots, Inc.	117,366	349,751
#*BPZ Resources, Inc.	53,257	241,254
*Brigham Exploration Co.	38,340	661,748
*Bristow Group, Inc.	39,000	1,303,770
*Bronco Drilling Co., Inc.	50,900	193,420
*Cal Dive International, Inc.	72,200	427,424
*Callon Petroleum Co.	46,722	269,586
CARBO Ceramics, Inc.	10,000	802,000
*Carrizo Oil & Gas, Inc.	27,307	535,490
#*Cheniere Energy, Inc.	73,211	209,383
*Clayton Williams Energy, Inc.	21,525	958,078
#*Clean Energy Fuels Corp.	51,200	966,656
*Complete Production Services, Inc.	82,455	1,587,259
*Contango Oil & Gas Co.	23,999	1,052,116
*CREDO Petroleum Corp.	24,380	186,751
*Crosstex Energy, Inc.	95,018	735,439
#*CVR Energy, Inc.	83,962	680,092
*Dawson Geophysical Co.	20,346	474,265
Delek US Holdings, Inc.	71,140	533,550
DHT Holdings, Inc.	27,154	114,047
*Double Eagle Petroleum Co.	9,256	39,338
*Energy Partners, Ltd.	12,408	158,698
*ENGlobal Corp.	26,423	58,923

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Evolution Petroleum Corp.	81,642	$461,277
#*Exterran Holdings, Inc.	69,275	1,847,564
*FieldPoint Petroleum Corp.	18,299	55,446
Frontier Oil Corp.	32,800	403,112
#*FX Energy, Inc.	75,486	265,711
General Maritime Corp.	95,958	536,405
#*Geokinetics, Inc.	10,248	45,194
#*GeoResources, Inc.	34,574	512,732
*Global Industries, Ltd.	54,079	256,334
#*GMX Resources, Inc.	34,790	215,350
#*Goodrich Petroleum Corp.	10,600	131,864
*Green Plains Renewable Energy, Inc.	40,657	376,484
*GreenHunter Energy, Inc.	330	280
Gulf Island Fabrication, Inc.	20,704	371,844
*Gulfmark Offshore, Inc.	28,258	831,916
*Gulfport Energy Corp.	58,630	765,708
#*Harvest Natural Resources, Inc.	43,373	359,996
*Helix Energy Solutions Group, Inc.	103,187	968,926
*Hercules Offshore, Inc.	103,500	262,890
*HKN, Inc.	24,817	76,188
#Holly Corp.	40,178	1,073,958
#*Hornbeck Offshore Services, Inc.	23,357	393,098
#Houston American Energy Corp.	50,421	541,017
#*International Coal Group, Inc.	174,768	786,456
#*ION Geophysical Corp.	96,000	421,440
#*James River Coal Co.	34,236	599,472
*Key Energy Services, Inc.	100,094	966,908
#*Kodiak Oil & Gas Corp.	190,406	637,860
#*Lucas Energy, Inc.	18,292	39,511
Lufkin Industries, Inc.	36,862	1,515,397
#*Mariner Energy, Inc.	54,621	1,304,896
*Matrix Service Co.	38,284	370,972
*McMoran Exploration Co.	24,399	253,994
*Mexco Energy Corp.	3,000	20,250
*Mitcham Industries, Inc.	22,212	163,258
*Natural Gas Services Group, Inc.	23,500	388,925
*Newpark Resources, Inc.	158,874	1,269,403
#*Northern Oil & Gas, Inc.	52,860	775,985
#*Oil States International, Inc.	9,581	440,151
*OMNI Energy Services Corp.	18,300	49,227
#Overseas Shipholding Group, Inc.	29,652	1,163,248
*OYO Geospace Corp.	11,444	612,483
Panhandle Oil & Gas, Inc.	15,979	477,612
*Parker Drilling Co.	113,000	472,340
#*Patriot Coal Corp.	75,460	910,048
#Penn Virginia Corp.	58,706	1,115,414
*Petroleum Development Corp.	32,000	932,480
#*PetroQuest Energy, Inc.	103,387	686,490
*PHI, Inc. Non-Voting	18,335	291,343
*PHI, Inc. Voting	200	3,378
*Pioneer Drilling Co.	53,655	355,196
*Pyramid Oil Co.	9,884	44,775
*Rex Energy Corp.	60,383	640,060
*Rosetta Resources, Inc.	71,271	1,572,951
#*Royale Energy, Inc.	21,915	45,802
#RPC, Inc.	99,516	1,659,927
#*SandRidge Energy, Inc.	124,013	731,677
*Seahawk Drilling, Inc.	346	3,436
Southern Union Co.	1	12
#*Stone Energy Corp.	30,175	354,858
#*Superior Well Services, Inc.	34,393	638,678

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Swift Energy Corp.	39,700	$1,029,421
*T-3 Energy Services, Inc.	21,424	543,313
*Tetra Technologies, Inc.	64,946	676,737
*TGC Industries, Inc.	34,071	115,841
*Toreador Resources Corp.	48,207	355,286
#*Trico Marine Services, Inc.	39,372	30,710
#*Tri-Valley Corp.	36,392	33,120
*Union Drilling, Inc.	25,680	152,282
#*Uranium Energy Corp.	89,931	249,109
#*USEC, Inc.	136,494	754,812
VAALCO Energy, Inc.	99,782	595,699
#*Venoco, Inc.	54,451	1,024,768
#*Voyager Oil & Gas, Inc.	13,892	51,400
*Warren Resources, Inc.	117,437	368,752
#*Western Refining, Inc.	33,769	178,976
*Westmoreland Coal Co.	16,731	142,214
*Willbros Group, Inc.	32,596	298,253
#World Fuel Services Corp.	46,748	1,217,785

Total Energy		59,864,952

Financials — (13.4%)
*1st Constitution Bancorp	135	1,066
1st Source Corp.	49,380	908,098
21st Century Holding Co.	16,568	63,290
Abington Bancorp, Inc.	57,796	551,374
Access National Corp.	6,930	41,026
Advance America Cash Advance Centers, Inc.	89,093	351,026
*Affirmative Insurance Holdings, Inc.	30,187	118,031
Alliance Bancorp, Inc. of Pennsylvania	1,300	10,855
Alliance Financial Corp.	1,353	40,374
Alterra Capital Holdings, Ltd.	28,356	548,689
American Equity Investment Life Holding Co.	85,383	922,136
*American Independence Corp.	4,963	24,815
American National Bankshares, Inc.	2,348	51,891
American Physicians Capital, Inc.	21,232	869,450
*American River Bankshares	7,608	54,245
*American Safety Insurance Holdings, Ltd.	23,844	393,426
*AmeriCredit Corp.	126,834	3,057,968
*Ameris Bancorp	37,525	369,246
*AMERISAFE, Inc.	33,638	604,138
*AmeriServe Financial, Inc.	64,191	121,321
AmTrust Financial Services, Inc.	58,204	746,757
#*Ante5, Inc.	13,892	3,542
Argo Group International Holdings, Ltd.	30,468	948,774
#Arrow Financial Corp.	24,586	620,059
*Asset Acceptance Capital Corp.	41,317	185,513
Asta Funding, Inc.	21,987	198,982
Astoria Financial Corp.	100,789	1,334,446
*Atlantic American Corp.	4,900	6,493
*Atlantic Coast Federal Corp.	25,176	53,121
Auburn National Bancorporation, Inc.	300	5,565
*Avatar Holdings, Inc.	20,946	419,129
*B of I Holding, Inc.	23,007	359,369
Baldwin & Lyons, Inc.	550	12,383
Baldwin & Lyons, Inc. Class B	13,498	301,545
BancFirst Corp.	20,810	856,956
Bancorp Rhode Island, Inc.	2,053	59,927
*Bancorp, Inc.	44,122	333,121
#*BancTrust Financial Group, Inc.	21,234	65,401
Bank Mutual Corp.	66,347	390,120
Bank of the Ozarks, Inc.	21,334	798,958

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*BankAtlantic Bancorp, Inc.	40,901	$65,851
BankFinancial Corp.	35,065	311,377
Banner Corp.	8,194	19,256
Bar Harbor Bankshares	3,998	107,146
BCB Bancorp, Inc.	1,250	10,375
*Beneficial Mutual Bancorp, Inc.	84,683	854,451
*Berkshire Bancorp, Inc.	350	1,684
Berkshire Hills Bancorp, Inc.	22,420	452,660
#BGC Partners, Inc. Class A	46,800	253,656
Boston Private Financial Holdings, Inc.	125,353	828,583
Bridge Bancorp, Inc.	1,465	38,266
*Bridge Capital Holdings	5,090	47,337
Brookline Bancorp, Inc.	80,093	775,300
Brooklyn Federal Bancorp, Inc.	8,779	36,608
Bryn Mawr Bank Corp.	12,058	224,279
C&F Financial Corp.	200	3,900
*Cadence Financial Corp.	35,855	56,651
California First National Bancorp	2,981	39,617
*Camco Financial Corp.	750	1,575
Camden National Corp.	13,465	420,781
Capital Bank Corp.	3,283	8,208
#Capital City Bank Group, Inc.	28,889	399,535
—Capital Properties, Inc. Class B	550	—
Capital Southwest Corp.	7,875	699,458
CapitalSource, Inc.	32,152	172,978
#*Capitol Bancorp, Ltd.	12,484	17,103
Cardinal Financial Corp.	61,043	623,859
*Cardtronics, Inc.	61,876	801,294
Carver Bancorp, Inc.	900	5,850
#*Cascade Financial Corp.	1,803	667
#Cash America International, Inc.	24,852	832,542
#Cathay General Bancorp	80,235	943,564
#Center Bancorp, Inc.	30,156	221,345
*Center Financial Corp.	59,140	305,754
CenterState Banks of Florida, Inc.	22,742	200,584
Central Bancorp, Inc.	300	3,900
*Central Jersey Bancorp	9,633	70,514
Century Bancorp, Inc. Class A	1,160	24,917
CFS Bancorp, Inc.	7,141	34,134
Chemical Financial Corp.	24,626	552,854
*Chicopee Bancorp, Inc.	2,287	26,026
Citizens Community Bancorp, Inc.	17,782	68,105
#Citizens Holding Co.	506	9,245
Citizens South Banking Corp.	3,249	18,227
*Citizens, Inc.	101,214	676,110
#City Holding Co.	29,444	867,126
CKX Lands, Inc.	664	7,467
Clifton Savings Bancorp, Inc.	58,862	528,581
*CNA Surety Corp.	64,459	1,111,918
CNB Financial Corp.	3,500	42,245
#*CNO Financial Group, Inc.	255,811	1,373,705
CoBiz Financial, Inc.	57,417	362,301
Codorus Valley Bancorp, Inc.	1,264	10,529
#Cohen & Steers, Inc.	39,860	888,878
*Colonial Financial Services, Inc.	4,279	42,362
#*Colony Bankcorp, Inc.	4,063	24,175
Columbia Banking System, Inc.	47,402	866,509
Comm Bancorp, Inc.	762	17,526
Commercial National Financial Corp.	700	11,375
#Community Bank System, Inc.	40,372	999,207
*Community Capital Corp.	279	996

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Community Trust Bancorp, Inc.	26,000	$714,480
#*Community West Bancshares	2,300	6,072
*CompuCredit Holdings Corp.	61,112	309,838
Consolidated-Tokoma Land Co.	8,510	245,173
#*Cowen Group, Inc.	20,700	86,112
*Crawford & Co. Class A	1,819	4,275
*Crawford & Co. Class B	3,348	11,417
#*Credit Acceptance Corp.	26,767	1,498,417
*Crescent Financial Corp.	25,620	70,455
#CVB Financial Corp.	80,236	816,802
Danvers Bancorp, Inc.	43,063	706,233
#*Dearborn Bancorp, Inc.	13,580	22,271
Delphi Financial Group, Inc. Class A	50,220	1,303,209
Diamond Hill Investment Group, Inc.	4,720	274,279
Dime Community Bancshares, Inc.	65,700	860,670
*Dollar Financial Corp.	40,995	803,912
Donegal Group, Inc. Class A	48,918	575,276
Donegal Group, Inc. Class B	870	13,863
#*Doral Financial Corp.	30,674	75,458
Duff & Phelps Corp.	13,007	140,996
East West Bancorp, Inc.	71,475	1,114,295
Eastern Insurance Holdings, Inc.	23,568	270,561
Eastern Virginia Bankshares, Inc.	1,296	5,158
ECB Bancorp, Inc.	173	2,505
*eHealth, Inc.	32,335	358,918
EMC Insurance Group, Inc.	24,890	556,540
Employers Holdings, Inc.	45,208	702,532
#*Encore Bancshares, Inc.	11,189	104,729
*Encore Capital Group, Inc.	46,344	1,019,568
*Enstar Group, Ltd.	13,379	973,055
Enterprise Bancorp, Inc.	2,244	25,021
Enterprise Financial Services Corp.	22,082	226,120
#Epoch Holding Corp.	10,242	127,513
ESB Financial Corp.	3,370	47,618
ESSA Bancorp, Inc.	30,698	390,479
Evans Bancorp, Inc.	1,635	21,255
Evercore Partners, Inc. Class A	8,370	196,528
*EzCorp, Inc.	42,530	846,347
#F.N.B. Corp.	117,779	1,009,366
Farmers Capital Bank Corp.	336	1,744
FBL Financial Group, Inc. Class A	30,300	687,507
Federal Agricultural Mortgage Corp.	24,522	366,359
Federal Agricultural Mortgage Corp. Class A	857	10,284
Fidelity Bancorp, Inc.	692	3,661
*Fidelity Southern Corp.	21,838	142,381
Financial Institutions, Inc.	11,126	211,060
*First Acceptance Corp.	124,814	214,680
First Advantage Bancorp	735	7,762
First American Financial Corp.	4,774	70,416
First Bancorp	33,560	560,116
First Bancorp, Inc.	3,152	44,128
*First Bancshares, Inc. (318687100)	400	3,366
First Bancshares, Inc. (318916103)	300	2,301
First Business Financial Services, Inc.	700	6,615
*First Cash Financial Services, Inc.	31,105	745,898
First Commonwealth Financial Corp.	97,701	517,815
First Community Bancshares, Inc.	30,495	448,581
First Defiance Financial Corp.	16,090	160,578
#First Federal Bancshares of Arkansas, Inc.	2,400	4,440
*First Federal of Northern Michigan Bancorp, Inc.	2,000	4,520
First Financial Bancorp	68,274	1,085,557

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#First Financial Bankshares, Inc.	18,516	$907,654
First Financial Corp.	29,306	831,411
First Financial Holdings, Inc.	27,789	349,586
First Financial Northwest, Inc.	31,939	145,642
First Financial Service Corp.	1,277	8,492
*First Franklin Corp.	1	7
#First M&F Corp.	544	2,149
*First Marblehead Corp. (The)	62,838	169,034
First Merchants Corp.	41,445	359,743
First Mercury Financial Corp.	36,411	417,270
First Midwest Bancorp, Inc.	75,759	953,048
First Niagara Financial Group, Inc.	7,035	94,339
First Pactrust Bancorp, Inc.	4,006	38,538
First Place Financial Corp.	24,319	88,278
First Security Group, Inc.	16,578	32,327
First South Bancorp, Inc.	20,387	241,382
First United Corp.	1,400	5,516
#First West Virginia Bancorp, Inc.	416	6,036
Firstbank Corp.	1,034	5,066
*FirstCity Financial Corp.	20,633	149,589
Flagstone Reinsurance Holdings SA	87,330	964,123
Flushing Financial Corp.	68,069	848,820
#*FNB United Corp.	19,977	9,988
#*Forest City Enterprises, Inc. Class A	9,900	125,730
*Forestar Group, Inc.	15,243	245,565
*Fox Chase Bancorp, Inc.	14,884	143,928
*FPIC Insurance Group, Inc.	19,832	586,036
*GAINSCO, Inc.	9,382	70,412
#GAMCO Investors, Inc.	4,608	185,426
German American Bancorp, Inc.	29,181	488,782
GFI Group, Inc.	96,342	567,454
Glacier Bancorp, Inc.	57,979	926,504
#*Gleacher & Co., Inc.	128,624	257,248
*Global Indemnity P.L.C.	26,293	400,179
Great Southern Bancorp, Inc.	23,733	520,465
#*Greene Bancshares, Inc.	24,806	248,804
*Greenlight Capital Re, Ltd.	30,297	781,360
GS Financial Corp.	500	5,700
*Guaranty Bancorp	22,929	25,451
*Guaranty Federal Bancshares, Inc.	3,766	22,709
*Hallmark Financial Services, Inc.	45,390	460,255
Hampden Bancorp, Inc.	7,311	72,818
#*Hampton Roads Bankshares, Inc.	2,985	3,284
Hancock Holding Co.	421	12,845
#*Hanmi Financial Corp.	7,432	10,479
Harleysville Group, Inc.	30,269	952,868
Harleysville Savings Financial Corp.	101	1,563
*Harris & Harris Group, Inc.	67,276	273,813
Hawthorn Bancshares, Inc.	1,548	19,040
Heartland Financial USA, Inc.	31,423	554,930
*Heritage Commerce Corp.	11,543	41,439
*Heritage Financial Corp.	12,199	181,155
#Heritage Financial Group	26,683	300,984
HF Financial Corp.	2,659	25,792
*HFF, Inc.	44,659	391,213
*Hilltop Holdings, Inc.	76,268	792,425
Hingham Institution for Savings	559	21,024
*HMN Financial, Inc.	4,371	19,451
Home Bancshares, Inc.	38,927	935,416
Home Federal Bancorp, Inc.	37,518	489,610
HopFed Bancorp, Inc.	7,419	70,555

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Horace Mann Educators Corp.	40,187	$675,945
Horizon Bancorp	482	10,724
IBERIABANK Corp.	23,456	1,218,774
Independence Holding Co.	34,397	220,485
#Independent Bank Corp.	26,395	628,465
Indiana Community Bancorp	900	11,272
Infinity Property & Casualty Corp.	17,124	822,637
#*Interactive Brokers Group, Inc.	34,073	563,908
#*International Assets Holding Corp.	24,101	408,271
#International Bancshares Corp.	70,568	1,223,649
#*Intervest Bancshares Corp.	477	1,569
*Investment Technology Group, Inc.	30,560	480,098
*Investors Bancorp, Inc.	106,569	1,399,251
*Investors Capital Holdings, Ltd.	2,571	6,607
Investors Title Co.	934	26,236
*Jacksonville Bancorp, Inc.	185	1,758
JMP Group, Inc.	36,600	258,030
Jones Lang LaSalle, Inc.	30,623	2,372,058
*KBW, Inc.	33,948	775,712
Kearny Financial Corp.	70,543	662,399
#Kentucky First Federal Bancorp	3,200	29,280
#K-Fed Bancorp	36,685	319,160
#*Knight Capital Group, Inc.	91,700	1,318,646
*LaBranche & Co., Inc.	52,272	198,111
*Lake Shore Bancorp, Inc.	338	2,772
Lakeland Bancorp, Inc.	43,679	391,801
Lakeland Financial Corp.	32,987	677,223
Landmark Bancorp, Inc.	2,025	33,139
Legacy Bancorp, Inc.	23,605	193,443
#Life Partners Holdings, Inc.	18,654	323,647
LNB Bancorp, Inc.	16,764	83,988
*Louisiana Bancorp, Inc.	8,396	121,742
LSB Corp.	2,396	49,813
#*Macatawa Bank Corp.	5,894	10,786
*Magyar Bancorp, Inc.	1,300	5,915
MainSource Financial Group, Inc.	45,638	344,111
*Market Leader, Inc.	69,535	137,679
MarketAxess Holdings, Inc.	52,349	744,403
*Marlin Business Services Corp.	22,953	256,615
*Maui Land & Pineapple Co., Inc.	2,777	10,997
Mayflower Bancorp, Inc.	100	776
MB Financial, Inc.	54,912	952,174
#*MBIA, Inc.	208,470	1,809,520
#*MBT Financial Corp.	36,931	65,737
MCG Capital Corp.	182,856	1,058,736
Meadowbrook Insurance Group, Inc.	93,637	857,715
Medallion Financial Corp.	39,379	276,047
#*Mercantile Bancorp, Inc.	2,267	6,348
Mercantile Bank Corp.	5,854	31,553
Mercer Insurance Group, Inc.	15,132	252,402
Merchants Bancshares, Inc.	13,246	315,917
*Meridian Interstate Bancorp, Inc.	28,412	307,418
Meta Financial Group, Inc.	2,918	94,018
*Metro Bancorp, Inc.	7,382	93,825
*MetroCorp Bancshares, Inc.	18,885	53,822
*MF Global Holdings, Ltd.	128,090	823,619
MicroFinancial, Inc.	16,544	66,176
Mid Penn Bancorp, Inc.	531	3,998
MidSouth Bancorp, Inc.	19,010	247,890
MidWestOne Financial Group, Inc.	1,952	29,260
Monroe Bancorp	482	2,179

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Montpelier Re Holdings, Ltd.	47,600	$773,976
*MSCI, Inc.	6,757	218,048
MutualFirst Financial, Inc.	4,918	36,295
*Nara Bancorp, Inc.	63,882	458,034
*National Financial Partners Corp.	96,500	1,035,445
National Interstate Corp.	33,365	744,373
National Penn Bancshares, Inc.	129,736	864,042
National Security Group, Inc.	1,000	12,740
National Western Life Insurance Co. Class A	1,860	286,738
Naugatuck Valley Financial Corp.	100	635
*Navigators Group, Inc. (The)	14,704	626,832
NBT Bancorp, Inc.	29,598	653,524
Nelnet, Inc. Class A	55,734	1,123,597
#*Neostem, Inc.	2,912	5,562
*New Century Bancorp, Inc.	1,478	8,550
New England Bancshares, Inc.	19,498	140,191
New Hampshire Thrift Bancshares, Inc.	2,734	27,641
New Westfield Financial, Inc.	62,409	512,378
NewAlliance Bancshares, Inc.	109,101	1,327,759
*NewBridge Bancorp	4,031	15,197
*Newport Bancorp, Inc.	700	8,708
#*NewStar Financial, Inc.	74,091	537,901
North Central Bancshares, Inc.	400	6,500
*North Valley Bancorp	6,898	12,830
Northeast Bancorp	128	1,675
Northeast Community Bancorp, Inc.	35,308	201,256
#Northfield Bancorp, Inc.	44,231	570,138
Northrim Bancorp, Inc.	6,460	113,696
Northwest Bancshares, Inc.	114,482	1,388,667
Norwood Financial Corp.	515	14,178
NYMAGIC, Inc.	9,090	231,795
Ocean Shore Holding Co.	205	2,165
OceanFirst Financial Corp.	24,949	315,854
#*Ocwen Financial Corp.	104,850	1,107,216
Ohio Valley Banc Corp.	600	12,558
Old National Bancorp	89,758	944,254
Old Second Bancorp, Inc.	17,953	24,955
OneBeacon Insurance Group, Ltd.	21,700	344,813
#*optionsXpress Holdings, Inc.	48,200	751,920
#Oriental Financial Group, Inc.	50,708	718,025
Oritani Financial Corp.	58,153	581,530
Osage Bancshares, Inc.	600	4,875
Pacific Continental Corp.	26,541	242,585
#*Pacific Mercantile Bancorp.	18,412	70,886
*Pacific Premier Bancorp, Inc.	1,888	8,118
PacWest Bancorp	25,867	541,396
#Park National Corp.	11,391	764,108
Parkvale Financial Corp.	3,978	30,869
#*Patriot National Bancorp	1,898	3,758
Peapack-Gladstone Financial Corp.	12,364	156,405
Penns Woods Bancorp, Inc.	2,700	84,375
#*Penson Worldwide, Inc.	40,894	220,010
Peoples Bancorp of North Carolina	986	5,098
Peoples Bancorp, Inc.	22,674	391,126
#*PHH Corp.	57,114	1,137,140
#*Phoenix Cos., Inc. (The)	168,105	403,452
*PICO Holdings, Inc.	25,600	802,304
#*Pinnacle Financial Partners, Inc.	41,609	419,835
*Piper Jaffray Cos., Inc.	19,300	601,967
*PMA Capital Corp.	54,202	363,695
Porter Bancorp, Inc.	1,480	16,058

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*Portfolio Recovery Associates, Inc.	21,100	$1,470,248
#*Preferred Bank	14,106	26,801
Premier Financial Bancorp, Inc.	2,848	18,142
Presidential Life Corp.	45,986	451,123
*Primus Guaranty, Ltd.	41,758	182,065
#Princeton National Bancorp, Inc.	1,096	6,466
#PrivateBancorp, Inc.	73,100	904,247
Protective Life Corp.	2,800	62,972
*Providence Community Bancshares, Inc.	300	624
Provident Financial Holdings, Inc.	6,455	39,698
#Provident Financial Services, Inc.	61,738	790,864
Provident New York Bancorp	72,003	668,188
Prudential Bancorp, Inc. of Pennsylvania	1,700	11,186
#Pulaski Financial Corp.	6,987	46,883
QC Holdings, Inc.	27,120	111,463
Radian Group, Inc.	88,300	759,380
#Renasant Corp.	33,201	506,315
#Republic Bancorp, Inc. Class A	24,407	604,805
Resource America, Inc.	27,517	119,699
*Riverview Bancorp, Inc.	14,927	29,854
#RLI Corp.	16,700	926,683
Rockville Financial, Inc.	48,035	608,603
*Rodman & Renshaw Capital Group, Inc.	60,491	180,263
#Roma Financial Corp.	57,078	651,260
Rome Bancorp, Inc.	24,972	228,494
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,332	10,917
S&T Bancorp, Inc.	27,143	551,003
S.Y. Bancorp, Inc.	21,419	533,976
*Safeguard Scientifics, Inc.	36,004	456,171
Safety Insurance Group, Inc.	21,897	858,362
Salisbury Bancorp, Inc.	200	4,520
Sanders Morris Harris Group, Inc.	45,035	247,692
Sandy Spring Bancorp, Inc.	39,943	676,634
Savannah Bancorp, Inc. (The)	300	2,925
SCBT Financial Corp.	26,551	855,739
SeaBright Holdings, Inc.	41,732	341,785
*Security National Financial Corp. Class A	2,364	4,610
Selective Insurance Group, Inc.	53,450	831,682
Shore Bancshares, Inc.	7,624	84,016
SI Financial Group, Inc.	39,659	267,698
*Siebert Financial Corp.	7,500	15,675
#Sierra Bancorp	17,368	205,811
*Signature Bank	33,749	1,297,312
Simmons First National Corp.	35,163	926,545
Somerset Hills Bancorp	16,578	138,426
*Southcoast Financial Corp.	764	2,368
*Southern Community Financial Corp.	40,671	80,935
#*Southern Connecticut Bancorp, Inc.	100	640
*Southern First Bancshares, Inc.	2,431	14,610
Southern Missouri Bancorp, Inc.	400	6,268
*Southern National Bancorp of Virginia, Inc.	342	2,394
Southside Bancshares, Inc.	29,303	555,585
Southwest Bancorp, Inc.	36,827	535,833
#Southwest Georgia Financial Corp.	1,439	14,678
State Auto Financial Corp.	41,164	647,510
State Bancorp, Inc.	32,297	309,405
StellarOne Corp.	36,922	501,032
Sterling Bancorp	56,421	550,669
Sterling Bancshares, Inc.	71,994	373,649
#Stewart Information Services Corp.	13,200	131,868
#*Stifel Financial Corp.	11,692	541,807

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Stratus Properties, Inc.	14,263	$136,354
Student Loan Corp.	11,674	293,017
#Suffolk Bancorp	19,576	530,705
*Summit State Bank	800	5,560
*Sun Bancorp, Inc.	27,161	145,040
*Superior Bancorp	3,006	5,351
Susquehanna Bancshares, Inc.	131,458	1,137,112
*Sussex Bancorp	190	1,045
SWS Group, Inc.	43,547	379,730
*Taylor Capital Group, Inc.	26,932	267,704
Teche Holding Co.	2,950	83,190
*Tejon Ranch Co.	22,360	515,174
#*Tennessee Commerce Bancorp, Inc.	13,617	76,936
*Teton Advisors, Inc.	91	842
#*Texas Capital Bancshares, Inc.	29,400	490,686
TF Financial Corp.	800	16,560
Thomas Properties Group, Inc.	64,515	235,480
*Tidelands Bancshares, Inc.	800	1,240
Timberland Bancorp, Inc.	8,451	33,381
#Tompkins Financial Corp.	19,796	826,483
Tower Bancorp, Inc.	1,460	31,127
*Tower Financial Corp.	182	1,224
#Tower Group, Inc.	32,826	707,400
#TowneBank	34,051	524,385
*TradeStation Group, Inc.	69,414	443,555
*Tree.com, Inc.	7,106	51,163
TriCo Bancshares	27,797	524,529
#Trustco Bank Corp.	88,082	512,637
#Trustmark Corp.	65,828	1,448,216
UMB Financial Corp.	31,077	1,169,117
Umpqua Holdings Corp.	117,867	1,476,874
Unico American Corp.	4,300	39,668
#Union First Market Bankshares Corp.	35,253	500,593
#United Bankshares, Inc.	35,001	893,576
*United Community Banks, Inc.	81,657	253,137
*United Community Financial Corp.	12,002	19,203
United Financial Bancorp, Inc.	33,450	498,070
United Fire & Casualty Co.	26,995	578,773
*United PanAm Financial Corp.	16,268	70,766
*United Security Bancshares	39,184	164,573
Unitrin, Inc.	71,846	1,996,600
*Unity Bancorp, Inc.	3,881	20,375
Universal Insurance Holdings, Inc.	79,293	317,172
Univest Corp. of Pennsylvania	31,131	539,500
*ViewPoint Financial Group	79,721	773,294
*Virginia Commerce Bancorp, Inc.	44,660	286,271
*Virtus Investment Partners, Inc.	223	5,753
VIST Financial Corp.	726	5,656
VSB Bancorp, Inc.	428	4,684
#Wainwright Bank & Trust Co.	105	1,966
Washington Banking Co.	31,190	449,448
Washington Trust Bancorp, Inc.	24,863	481,348
*Waterstone Financial, Inc.	75,717	302,111
Wayne Savings Bancshares, Inc.	132	1,048
Webster Financial Corp.	81,100	1,511,704
WesBanco, Inc.	48,520	841,822
*West Bancorporation, Inc.	29,581	197,897
#*Western Alliance Bancorp	58,900	428,203
#Westwood Holdings Group, Inc.	11,273	408,421
White River Capital, Inc.	368	5,373
Whitney Holding Corp.	98,398	798,992

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Wilber Corp.	2,377	$14,167
#Wilmington Trust Corp.	93,950	952,653
Wilshire Bancorp, Inc.	69,494	523,290
#Wintrust Financial Corp.	31,835	990,705
#*World Acceptance Corp.	21,517	891,449
WSB Holdings, Inc.	800	2,476
WVS Financial Corp.	700	7,700
Yadkin Valley Financial Corp.	8,696	25,566
*ZipRealty, Inc.	37,894	102,314

Total Financials		172,287,197

Health Care — (10.5%)
*A.D.A.M., Inc.	22,081	71,101
*Abaxis, Inc.	29,193	585,320
#*ABIOMED, Inc.	44,107	489,147
*Accelrys, Inc.	88,640	624,912
*Accuray, Inc.	105,963	697,237
*Acorda Therapeutics, Inc.	22,788	736,964
*Adcare Health Systems, Inc.	8,359	28,839
*Adolor Corp.	34,766	38,590
*Affymax, Inc.	21,846	140,470
*Affymetrix, Inc.	86,600	423,474
*Air Methods Corp.	23,880	758,190
*Albany Molecular Research, Inc.	43,154	280,501
#*Alexza Pharmaceuticals, Inc.	62,349	172,707
#*Align Technology, Inc.	60,520	1,050,022
*Alkermes, Inc.	75,026	967,835
*Alliance HealthCare Services, Inc.	68,376	287,179
*Allied Healthcare International, Inc.	91,843	227,771
*Allied Healthcare Products, Inc.	1,200	3,984
#*Allos Therapeutics, Inc.	90,470	436,065
#*Allscripts-Misys Healthcare Solutions, Inc.	36,500	609,185
*Almost Family, Inc.	12,732	334,597
*Alnylam Pharmaceuticals, Inc.	5,259	80,726
*Alphatec Holdings, Inc.	120,940	511,576
*AMAG Pharmaceuticals, Inc.	12,436	391,485
#*Amedisys, Inc.	20,616	541,582
America Services Group, Inc.	18,941	334,119
*American Caresource Holding, Inc.	4,764	6,860
*American Dental Partners, Inc.	34,752	398,258
#*American Medical Systems Holdings, Inc.	22,513	503,391
*American Shared Hospital Services	2,300	7,590
#*AMERIGROUP Corp.	26,697	954,685
*Amicus Therapeutics, Inc.	13,926	35,233
*AMN Healthcare Services, Inc.	51,050	307,321
*Amsurg Corp.	37,089	679,470
*Anadys Pharmaceuticals, Inc.	70,860	142,429
Analogic Corp.	12,500	568,375
*AngioDynamics, Inc.	44,935	692,448
*Anika Therapeutics, Inc.	27,620	161,853
*Animal Health International, Inc.	7,061	17,582
#*ARCA Biopharma, Inc.	12,900	48,246
*Ardea Biosciences, Inc.	25,233	503,398
#*Arena Pharmaceuticals, Inc.	42,111	334,782
#*Ariad Pharmaceuticals, Inc.	189,200	605,440
*Arqule, Inc.	65,180	278,319
*Array BioPharma, Inc.	36,084	114,386
Arrhythmia Research Technology, Inc.	6,700	33,500
*Assisted Living Concepts, Inc.	21,273	669,249
#*athenahealth, Inc.	19,224	533,850
*AtriCure, Inc.	33,699	213,315

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
Atrion Corp.	3,299	$476,409
#*ATS Medical, Inc.	142,746	570,984
#*Auxilium Pharmaceuticals, Inc.	6,242	140,820
*AVANIR Pharmaceuticals, Inc.	50,150	160,480
*BioClinica, Inc.	46,204	187,126
#*BioCryst Pharmaceuticals, Inc.	42,001	250,746
#*Biodel, Inc.	42,389	165,317
*BioLase Technology, Inc.	9,919	11,506
*BioMimetic Therapeutics, Inc.	25,997	239,952
*Bio-Reference Labs, Inc.	33,200	696,204
*BioSante Pharmaceuticals, Inc.	9,087	14,630
*BioScrip, Inc.	84,174	357,740
*BioSphere Medical, Inc.	29,051	126,372
*Biotime, Inc.	3,325	18,786
*BMP Sunstone Corp.	30,498	201,287
#*Bovie Medical Corp.	29,332	80,956
#*Brookdale Senior Living, Inc.	15,278	216,642
*Bruker BioSciences Corp.	900	11,853
#*BSD Medical Corp.	29,071	30,525
*Cadence Pharmaceuticals, Inc.	24,264	185,862
*Caliper Life Sciences, Inc.	40,317	158,043
*Cambrex Corp.	36,360	129,078
Cantel Medical Corp.	27,197	431,888
*Capital Senior Living Corp.	62,660	338,364
*Caraco Pharmaceutical Laboratories, Ltd.	47,741	288,356
*Cardiac Science Corp.	13,314	23,699
*CardioNet, Inc.	23,284	111,065
#*Cardiovascular Systems, Inc.	1,600	7,152
*CAS Medical Systems, Inc.	13,919	27,838
*Catalyst Health Solutions, Inc.	29,677	1,026,231
*Celera Corp.	27,802	185,995
#*Celldex Therapeutics, Inc.	43,200	221,616
#*Celsion Corp.	23,700	78,210
#*Centene Corp.	39,400	839,614
#*Cepheid, Inc.	50,229	831,290
#*Cerus Corp.	28,718	89,026
#Chemed Corp.	21,730	1,149,952
#*Clinical Data, Inc.	33,083	461,177
#*CombiMatrix Corp.	13,084	36,243
Computer Programs & Systems, Inc.	12,792	575,256
#*Conceptus, Inc.	27,016	364,986
*Conmed Corp.	46,677	897,599
*Conmed Healthcare Management, Inc.	600	2,064
*Continucare Corp.	104,795	399,269
#Cooper Cos., Inc.	5,400	209,844
*Corvel Corp.	23,720	943,819
*CPEX Pharmaceuticals, Inc.	4,409	117,985
*Cross Country Healthcare, Inc.	45,425	403,374
*CryoLife, Inc.	47,536	254,793
#*Cubist Pharmaceuticals, Inc.	43,557	939,960
*Curis, Inc.	78,665	135,304
*Cutera, Inc.	28,720	224,590
*Cyberonics, Inc.	24,922	593,642
#*Cyclacel Pharmaceuticals, Inc.	28,200	48,504
*Cynosure, Inc.	20,354	209,239
*Cypress Bioscience, Inc.	56,880	207,612
*Cytokinetics, Inc.	95,635	262,996
#*Cytori Therapeutics, Inc.	50,530	241,533
Daxor Corp.	3,400	33,609
*DepoMed, Inc.	72,684	207,876
*DexCom, Inc.	85,249	951,379

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Digirad Corp.	31,610	$57,846
*Dionex Corp.	12,026	907,963
*Durect Corp.	72,493	176,883
*DUSA Pharmaceuticals, Inc.	34,987	80,470
*Dyax Corp.	86,168	206,803
*Dynacq Healthcare, Inc.	10,192	23,340
*Eclipsys Corp.	41,562	819,187
*Emergent BioSolutions, Inc.	44,147	819,810
Emergent Group, Inc.	4,766	30,121
#*Emeritus Corp.	23,102	397,585
—*Endo Pharmaceuticals Solutions	57,207	62,928
*Endologix, Inc.	63,068	288,221
Ensign Group, Inc.	39,741	715,338
*Enzo Biochem, Inc.	50,382	231,757
#*Enzon Pharmaceuticals, Inc.	53,607	586,461
*eResearch Technology, Inc.	95,279	771,760
#*Exactech, Inc.	22,740	358,837
*Exelixis, Inc.	113,102	352,878
*Five Star Quality Care, Inc.	71,292	260,216
*Genomic Health, Inc.	18,114	233,489
*Genoptix, Inc.	13,170	227,578
*Gentiva Health Services, Inc.	39,420	813,235
#*Geron Corp.	110,980	624,817
#*Greatbatch, Inc.	33,497	756,362
#*Haemonetics Corp.	16,722	923,890
#*Halozyme Therapeutics, Inc.	37,168	266,495
*Hanger Orthopedic Group, Inc.	34,011	583,289
*Harvard Bioscience, Inc.	75,033	270,869
*Health Grades, Inc.	60,272	491,217
#*HealthSouth Corp.	40,279	745,564
*HealthSpring, Inc.	63,300	1,190,040
*HealthStream, Inc.	59,755	298,775
*Healthways, Inc.	47,920	682,381
*HeartWare International, Inc.	3,229	208,044
#Hill-Rom Holdings, Inc.	45,073	1,489,212
#*Hi-Tech Pharmacal Co., Inc.	17,219	302,710
*HMS Holdings Corp.	24,300	1,368,576
*ICU Medical, Inc.	19,741	734,563
*Idenix Pharmaceuticals, Inc.	57,567	294,167
#*Idera Pharmaceuticals, Inc.	23,459	85,860
*Immucor, Inc.	55,254	1,061,982
#*ImmunoGen, Inc.	60,750	572,872
#*Immunomedics, Inc.	89,328	288,529
*Impax Laboratories, Inc.	49,541	811,977
#*Incyte Corp.	121,700	1,584,534
*Infinity Pharmaceuticals, Inc.	45,463	266,413
*Inovio Pharmaceuticals, Inc.	9,100	9,191
*Inspire Pharmaceuticals, Inc.	98,404	496,940
*Insulet Corp.	33,300	492,507
*Integra LifeSciences Holdings Corp.	23,137	835,940
*IntegraMed America, Inc.	21,689	177,633
*InterMune, Inc.	49,120	479,411
#Invacare Corp.	38,592	919,647
#*InVentiv Health, Inc.	33,268	862,972
*IPC The Hospitalist Co.	13,610	350,458
*Iridex Corp.	6,949	26,893
*IRIS International, Inc.	28,329	264,026
*ISTA Pharmaceuticals, Inc.	49,252	136,921
#*Jazz Pharmaceuticals, Inc.	55,935	486,634
*Kendle International, Inc.	26,509	326,326
*Kensey Nash Corp.	13,300	312,550

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
Kewaunee Scientific Corp.	2,000	$22,620
*Kindred Healthcare, Inc.	32,187	428,087
*K-V Pharmaceutical Co.	3,300	3,531
#*K-V Pharmaceutical Co. Class B	12,865	25,215
Landauer, Inc.	7,565	474,855
*Lannet Co., Inc.	49,627	228,284
*LCA-Vision, Inc.	41,200	213,828
*LeMaitre Vascular, Inc.	20,749	125,324
*Lexicon Pharmaceuticals, Inc.	44,366	66,993
#*LHC Group, Inc.	21,195	487,273
*Ligand Pharmaceuticals, Inc. Class B	17,560	28,974
*Luminex Corp.	40,763	663,622
*Magellan Health Services, Inc.	31,592	1,329,707
#*MAKO Surgical Corp.	42,709	468,518
#*Mannkind Corp.	95,603	660,617
*MAP Pharmaceuticals, Inc.	37,957	508,624
#*Martek Biosciences Corp.	30,600	633,114
*Matrixx Initiatives, Inc.	13,650	64,428
*Maxygen, Inc.	55,019	341,668
#*MedAssets, Inc.	46,126	1,079,810
*MedCath Corp.	40,266	356,757
*Medical Action Industries, Inc.	28,481	390,190
#*Medicines Co. (The)	31,604	291,073
*MediciNova, Inc.	2,300	11,132
#Medicis Pharmaceutical Corp. Class A	50,100	1,270,035
*Medivation, Inc.	23,016	218,882
MedQuist, Inc.	10,152	87,713
*MEDTOX Scientific, Inc.	19,815	227,278
*Merge Healthcare, Inc.	62,786	203,427
Meridian Bioscience, Inc.	20,880	401,105
*Merit Medical Systems, Inc.	38,485	651,166
#*Metabolix, Inc.	41,086	580,134
*Metropolitan Health Networks, Inc.	114,894	435,448
#*Micromet, Inc.	107,039	733,217
*Micrus Endovascular Corp.	34,070	792,468
*Misonix, Inc.	1,809	3,690
#*Molecular Insight Pharmaceuticals, Inc.	8,069	10,812
*Molina Healthcare, Inc.	24,824	740,003
*Momenta Pharmaceuticals, Inc.	10,227	218,244
*MWI Veterinary Supply, Inc.	17,417	917,179
*Nabi Biopharmaceuticals	83,090	475,275
*Nanosphere, Inc.	37,835	174,041
#National Healthcare Corp.	11,196	390,964
National Research Corp.	13,602	338,146
*Natus Medical, Inc.	39,653	582,106
#*Nektar Therapeutics	83,503	1,090,549
*Neogen Corp.	20,942	625,328
*Neurocrine Biosciences, Inc.	51,036	289,884
#*NeurogesX, Inc.	31,061	220,533
#*Neurometrix, Inc.	17,736	20,751
*Nighthawk Radiology Holdings, Inc.	53,848	159,390
*Novabay Pharmaceuticals, Inc.	4,100	8,282
*NovaMed, Inc.	16,920	139,590
#*Novavax, Inc.	85,600	190,888
#*NPS Pharmaceuticals, Inc.	75,670	523,636
#*NuVasive, Inc.	27,300	894,621
#*NxStage Medical, Inc.	74,199	1,171,602
*Obagi Medical Products, Inc.	29,448	342,186
*Odyssey Healthcare, Inc.	63,622	1,702,525
*Omnicell, Inc.	54,081	666,278
*OncoGenex Pharmaceutical, Inc.	9,365	132,421

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Oncothyreon, Inc.	42,608	$152,537
#*Optimer Pharmaceuticals, Inc.	47,209	428,658
*OraSure Technologies, Inc.	90,121	427,174
#*Orexigen Therapeutics, Inc.	40,516	210,683
*Orthovita, Inc.	119,558	221,182
#*Osiris Therapeutics, Inc.	19,929	158,436
*Osteotech, Inc.	44,033	166,885
*Pain Therapeutics, Inc.	69,096	404,212
*Palomar Medical Technologies, Inc.	32,575	363,537
*Par Pharmaceutical Cos., Inc.	47,469	1,253,182
*Parexel International Corp.	56,200	1,153,786
*PDI, Inc.	28,732	230,718
#PDL BioPharma, Inc.	102,212	635,759
#*Penwest Pharmaceuticals Co.	64,772	218,929
*Pernix Therapeutics Holdings, Inc.	800	2,872
*Pharmasset, Inc.	15,690	423,787
#*PharmAthene, Inc.	19,030	28,355
*PharMerica Corp.	29,700	387,882
*Phase Forward, Inc.	24,460	410,928
#*Poniard Pharmaceuticals, Inc.	5,700	3,534
*Pozen, Inc.	45,200	360,696
*Progenics Pharmaceuticals, Inc.	59,025	271,515
*ProPhase Labs, Inc.	28,021	51,839
*Prospect Medical Holdings, Inc.	36,785	268,163
*Providence Service Corp.	17,700	254,880
#*PSS World Medical, Inc.	45,003	846,956
Psychemedics Corp.	4,312	38,808
*Psychiatric Solutions, Inc.	7,500	248,550
*Questcor Pharmaceuticals, Inc.	43,268	486,765
#*Quidel Corp.	32,606	404,314
*RadNet, Inc.	57,266	116,250
*Regeneration Technologies, Inc.	53,982	156,008
*RehabCare Group, Inc.	33,379	707,301
*Repligen Corp.	73,699	238,048
*Res-Care, Inc.	34,796	341,697
#*Rigel Pharmaceuticals, Inc.	65,202	528,136
*Rochester Medical Corp.	28,080	271,814
#*Rockwell Medical Technologies, Inc.	34,733	187,906
*Salix Pharmaceuticals, Ltd.	137,067	5,813,011
*Sangamo BioSciences, Inc.	55,721	210,068
#*Santarus, Inc.	104,067	259,127
*Savient Pharmaceuticals, Inc.	37,100	508,270
#*SciClone Pharmaceuticals, Inc.	93,702	323,272
#*Seattle Genetics, Inc.	53,068	646,368
#*Sequenom, Inc.	97,135	558,526
*Sirona Dental Systems, Inc.	25,287	778,334
*Skilled Healthcare Group, Inc.	27,600	73,416
*Solta Medical, Inc.	18,398	32,013
—*Somanetics Corp.	18,654	466,350
*SonoSite, Inc.	21,626	632,560
Span-American Medical System, Inc.	4,795	80,029
*Spectranetics Corp.	49,355	254,672
*Spectrum Pharmaceuticals, Inc.	51,080	213,004
*Staar Surgical Co.	78,773	475,789
*Stereotaxis, Inc.	78,716	329,033
*Strategic Diagnostics, Inc.	52,563	85,678
*Sucampo Pharmaceuticals, Inc.	14,640	54,022
*Sun Healthcare Group, Inc.	65,283	540,543
*SunLink Health Systems, Inc.	4,257	9,706
*Sunrise Senior Living, Inc.	69,759	208,579
*SuperGen, Inc.	102,686	207,426

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*SurModics, Inc.	22,751	$298,493
*Symmetry Medical, Inc.	54,789	533,097
*Synovis Life Technologies, Inc.	27,392	445,942
*Synta Pharmaceuticals Corp.	64,139	205,886
*Targacept, Inc.	45,225	978,217
*Theragenics Corp.	35,661	43,150
#*Theravance, Inc.	32,706	484,376
*TomoTherapy, Inc.	82,605	275,075
*TranS1, Inc.	20,969	52,213
*Transcend Services, Inc.	20,284	282,150
*Transcept Pharmaceuticals, Inc.	26,537	212,561
*Trimeris, Inc.	30,651	71,723
*Triple-S Management Corp.	22,500	447,300
*Trubion Pharmaceuticals, Inc.	11,896	36,402
*U.S. Physical Therapy, Inc.	17,359	315,760
*Universal American Corp.	76,999	1,288,963
Utah Medical Products, Inc.	9,130	226,972
*Vanda Pharmaceuticals, Inc.	20,457	148,518
*Vascular Solutions, Inc.	36,276	436,763
*Vical, Inc.	55,846	184,850
*Viropharma, Inc.	106,590	1,403,790
*Vital Images, Inc.	24,037	353,104
#*Vivus, Inc.	122,860	695,388
*Volcano Corp.	43,640	963,135
*WellCare Health Plans, Inc.	23,900	616,381
West Pharmaceutical Services, Inc.	28,461	1,034,273
*Wright Medical Group, Inc.	30,220	471,734
#*XenoPort, Inc.	3,400	20,876
Young Innovations, Inc.	17,096	456,463
*Zoll Medical Corp.	26,459	700,105
*Zymogenetics, Inc.	102,177	417,904

Total Health Care		134,399,801

Industrials — (14.4%)
#*3D Systems Corp.	42,265	625,522
A.O. Smith Corp.	23,400	1,279,512
*A.T. Cross Co.	23,659	131,307
#AAON, Inc.	29,490	733,121
*AAR Corp.	55,400	930,720
ABM Industries, Inc.	55,950	1,214,115
*Acacia Technologies Group	54,207	725,832
*ACCO Brands Corp.	71,280	421,978
Aceto Corp.	30,727	209,558
Actuant Corp.	63,176	1,302,689
Administaff, Inc.	22,130	576,708
*Advisory Board Co. (The)	21,480	942,113
*AeroCentury Corp.	1,260	25,175
*Aerosonic Corp.	4,392	16,250
#*Aerovironment, Inc.	16,418	392,554
#*Air Transport Services Group, Inc.	56,227	298,565
Aircastle, Ltd.	81,000	740,340
*AirTran Holdings, Inc.	119,150	574,303
Alamo Group, Inc.	26,181	613,421
*Alaska Air Group, Inc.	44,988	2,320,931
Albany International Corp.	23,464	430,564
Alexander & Baldwin, Inc.	38,466	1,290,534
Allegiant Travel Co.	24,987	1,109,173
*Allied Defense Group, Inc.	19,869	66,561
*Altra Holdings, Inc.	42,695	619,078
*Amerco, Inc.	25,903	1,765,808
#*American Commercial Lines, Inc.	25,979	627,393

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*American Railcar Industries, Inc.	31,508	$430,084
*American Reprographics Co.	44,240	393,736
American Science & Engineering, Inc.	9,161	725,368
#*American Superconductor Corp.	42,459	1,280,139
American Woodmark Corp.	25,529	421,994
Ameron International Corp.	10,460	642,662
Ampco-Pittsburgh Corp.	14,737	353,835
*AMREP Corp.	13,428	160,733
*APAC Customer Services, Inc.	84,955	460,456
#Apogee Enterprises, Inc.	48,071	541,279
Applied Industrial Technologies, Inc.	34,175	956,900
Applied Signal Technologies, Inc.	19,968	414,536
*Argan, Inc.	28,124	234,273
*Argon ST, Inc.	29,399	1,013,384
Arkansas Best Corp.	34,708	783,360
#*Arotech Corp.	22,044	32,846
#*ArvinMeritor, Inc.	79,829	1,309,994
*Astec Industries, Inc.	23,940	750,519
*Astronics Corp.	14,868	237,888
*Astronics Corp. Class B	1,840	27,600
*ATC Technology Corp.	31,953	766,233
*Atlas Air Worldwide Holdings, Inc.	26,839	1,569,545
*Avalon Holding Corp. Class A	1,400	3,626
#*Avis Budget Group, Inc.	76,700	946,478
#AZZ, Inc.	17,200	748,716
#Badger Meter, Inc.	10,563	413,647
*Baker (Michael) Corp.	13,986	542,657
#Baldor Electric Co.	9,370	358,121
*Baldwin Technology Co., Inc. Class A	21,689	27,111
Barnes Group, Inc.	55,900	1,027,442
Barrett Business Services, Inc.	25,045	374,673
*BE Aerospace, Inc.	400	11,760
*Beacon Roofing Supply, Inc.	53,162	906,944
Belden, Inc.	21,957	524,553
*Blount International, Inc.	28,910	307,892
*BlueLinx Holdings, Inc.	81,485	302,309
Bowne & Co., Inc.	48,862	552,629
*Breeze-Eastern Corp.	16,189	105,228
#*Bridgepoint Education, Inc.	14,300	265,265
Briggs & Stratton Corp.	68,413	1,297,795
Brink’s Co. (The)	9,815	214,948
#*Broadwind Energy, Inc.	100	298
*BTU International, Inc.	22,014	123,278
*Builders FirstSource, Inc.	29,578	63,297
*CAI International, Inc.	37,190	486,073
Cascade Corp.	19,645	749,850
*Casella Waste Systems, Inc.	54,596	217,838
*CBIZ, Inc.	105,968	698,329
CDI Corp.	32,510	546,168
*CECO Environmental Corp.	23,870	142,026
*Celadon Group, Inc.	47,520	743,213
#*Cenveo, Inc.	86,773	534,522
*Ceradyne, Inc.	25,769	599,129
*Champion Industries, Inc.	5,308	8,174
*Chart Industries, Inc.	14,146	251,940
Chase Corp.	19,290	271,217
Chicago Rivet & Machine Co.	300	4,770
CIRCOR International, Inc.	17,149	536,421
#*Coleman Cable, Inc.	36,771	201,505
*Colfax Corp.	42,401	549,093
*Columbus McKinnon Corp.	31,900	501,787

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Comfort Systems USA, Inc.	60,045	$685,113
*Command Security Corp.	28,121	63,272
*Commercial Vehicle Group, Inc.	48,454	545,108
#*Competitive Technologies, Inc.	16,244	34,275
CompX International, Inc.	2,107	27,496
*Consolidated Graphics, Inc.	22,400	962,528
*Cornell Cos., Inc.	24,988	697,915
Corporate Executive Board Co.	26,462	745,435
#*CoStar Group, Inc.	19,015	833,427
Courier Corp.	20,938	333,542
*Covenant Transportation Group, Inc.	10,265	96,388
*CPI Aerostructures, Inc.	14,926	162,693
*CRA International, Inc.	13,620	261,776
Cubic Corp.	29,003	1,175,202
Deluxe Corp.	37,883	779,632
Diamond Management & Technology Consultants, Inc.	60,658	658,139
*Document Security Systems, Inc.	35,406	120,380
#*Dollar Thrifty Automotive Group, Inc.	21,095	1,052,008
Ducommun, Inc.	20,464	427,493
*DXP Enterprises, Inc.	23,801	488,635
*Dycom Industries, Inc.	51,809	468,871
*Dynamex, Inc.	14,520	195,439
Dynamic Materials Corp.	19,357	284,161
#*Eagle Bulk Shipping, Inc.	123,400	597,256
Eastern Co.	8,856	147,364
Ecology & Environment, Inc. Class A	920	10,957
Encore Wire Corp.	37,826	804,937
#*Ener1, Inc.	29,241	95,618
EnergySolutions, Inc.	55,549	279,411
#*EnerNOC, Inc.	25,111	837,201
*EnerSys	66,199	1,603,340
Ennis, Inc.	45,935	777,220
*EnPro Industries, Inc.	31,463	942,317
ESCO Technologies, Inc.	24,189	721,074
Espey Manufacturing & Electronics Corp.	5,593	106,267
*Esterline Technologies Corp.	38,891	1,996,275
*Exponent, Inc.	18,834	621,710
*ExpressJet Holdings, Inc.	39,780	119,340
Federal Signal Corp.	57,280	341,389
*Flanders Corp.	52,414	157,242
*Flow International Corp.	94,010	255,707
Forward Air Corp.	18,296	531,316
*Franklin Covey Co.	41,060	255,804
Franklin Electric Co., Inc.	26,195	805,496
Freightcar America, Inc.	24,222	601,432
*Frozen Food Express Industries, Inc.	30,088	107,113
*Fuel Tech, Inc.	9,500	61,845
*FuelCell Energy, Inc.	47,753	62,556
*Furmanite Corp.	81,361	351,480
G & K Services, Inc. Class A	28,483	662,799
#GATX Corp.	32,877	929,104
#*Genco Shipping & Trading, Ltd.	23,500	392,450
*Gencor Industries, Inc.	10,602	81,105
#*GenCorp, Inc.	85,124	447,752
*Genesee & Wyoming, Inc.	25,080	1,025,270
*GEO Group, Inc. (The)	62,100	1,340,118
*GeoEye, Inc.	23,119	798,068
*Gibraltar Industries, Inc.	45,112	486,758
#Gorman-Rupp Co. (The)	27,828	833,170
*GP Strategies Corp.	40,818	308,176
Graham Corp.	19,331	311,809

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Grand Canyon Education, Inc.	12,000	$291,240
Great Lakes Dredge & Dock Corp.	85,883	480,945
#*Greenbrier Cos., Inc.	28,443	371,466
*Griffon Corp.	96,541	1,309,096
*H&E Equipment Services, Inc.	60,166	523,444
Hardinge, Inc.	22,719	192,203
#*Hawaiian Holdings, Inc.	66,996	401,976
#Healthcare Services Group, Inc.	38,984	870,903
Heartland Express, Inc.	80,100	1,283,202
#HEICO Corp.	14,872	587,890
HEICO Corp. Class A	24,433	705,625
Heidrick & Struggles International, Inc.	24,660	495,666
*Herley Industries, Inc.	19,700	304,956
#Herman Miller, Inc.	38,324	659,173
#*Hexcel Corp.	51,130	955,620
*Hill International, Inc.	64,945	298,747
HNI Corp.	32,550	841,092
#*Hoku Corp.	60,294	191,132
#Horizon Lines, Inc.	53,681	249,080
Houston Wire & Cable Co.	23,392	282,341
*Hub Group, Inc. Class A	31,875	1,024,781
*Hudson Highland Group, Inc.	52,883	235,329
*Hurco Cos., Inc.	14,942	251,922
*Huron Consulting Group, Inc.	14,011	287,646
*ICF International, Inc.	26,934	619,482
*Identive Group, Inc.	41,354	66,166
*II-VI, Inc.	35,443	1,214,986
*Innerworkings, Inc.	85,425	591,141
*Innotrac Corp.	712	797
*Innovative Solutions & Support, Inc.	40,922	246,760
*Insituform Technologies, Inc.	47,114	1,078,911
Insteel Industries, Inc.	33,890	314,838
*Integrated Electrical Services, Inc.	17,119	62,484
#Interface, Inc. Class A	49,936	620,704
*Interline Brands, Inc.	51,621	933,824
International Shipholding Corp.	8,983	224,036
*Intersections, Inc.	46,277	228,608
John Bean Technologies Corp.	45,492	714,679
*Kadant, Inc.	25,791	502,667
Kaman Corp. Class A	28,991	662,154
Kaydon Corp.	21,300	809,187
*Kelly Services, Inc. Class A	30,587	452,688
*Key Technology, Inc.	13,354	160,382
*Kforce, Inc.	60,176	812,978
Kimball International, Inc. Class B	36,530	227,947
Knoll, Inc.	40,650	570,320
*Korn/Ferry International	61,744	867,503
*Kratos Defense & Security Solutions, Inc.	33,001	364,991
L.S. Starrett Co. Class A	5,758	54,701
*LaBarge, Inc.	31,593	395,860
*Ladish Co., Inc.	34,188	1,005,469
Lawson Products, Inc.	16,979	302,396
*Layne Christensen Co.	30,553	770,241
*LECG Corp.	34,207	73,203
*LGL Group, Inc.	3,430	43,012
#Lindsay Corp.	8,250	286,935
*LMI Aerospace, Inc.	31,352	539,881
LSI Industries, Inc.	39,427	207,386
*Lydall, Inc.	40,127	286,908
*M&F Worldwide Corp.	31,100	876,398
*Magnetek, Inc.	32,855	35,155

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#Manitowoc Co., Inc. (The)	8,000	$82,880
*Marten Transport, Ltd.	41,619	945,584
#*MasTec, Inc.	90,708	963,319
McGrath Rentcorp	27,793	648,133
*Metalico, Inc.	77,947	326,598
Met-Pro Corp.	30,785	317,393
*MFRI, Inc.	15,668	98,317
#*Microvision, Inc.	99,527	281,661
#*Middleby Corp.	16,650	957,542
Miller Industries, Inc.	26,144	349,545
#Mine Safety Appliances Co.	38,949	975,672
#*Mobile Mini, Inc.	38,926	667,192
*Moog, Inc.	39,389	1,410,520
*Moog, Inc. Class B	488	17,422
Mueller Industries, Inc.	43,197	1,067,830
Mueller Water Products, Inc.	146,892	558,190
Multi-Color Corp.	23,288	304,141
NACCO Industries, Inc. Class A	8,000	712,320
*National Technical Systems, Inc.	25,608	217,668
*Navigant Consulting, Inc.	46,347	456,054
*NCI Building Systems, Inc.	18,200	172,354
*NN, Inc.	38,833	228,726
*Northwest Pipe Co.	13,512	245,513
*Ocean Power Technologies, Inc.	24,060	132,811
#*Old Dominion Freight Line, Inc.	37,309	1,471,094
Omega Flex, Inc.	21,064	298,688
*On Assignment, Inc.	69,015	333,342
*Orbital Sciences Corp.	62,098	909,115
*Orion Energy Systems, Inc.	48,116	155,896
*Orion Marine Group, Inc.	40,895	507,916
#*Oshkosh Corp.	37,504	1,289,388
#Otter Tail Corp.	35,034	719,949
*P.A.M. Transportation Services, Inc.	21,048	307,722
#*Pacer International, Inc.	60,570	499,097
*Park-Ohio Holdings Corp.	37,414	506,960
*Patrick Industries, Inc.	400	724
#*Patriot Transportation Holding, Inc.	5,278	400,864
*PGT, Inc.	49,357	128,328
*Pike Electric Corp.	41,048	385,441
*Pinnacle Airlines Corp.	38,427	213,270
*PMFG, Inc.	20,971	388,173
*Polypore International, Inc.	43,917	1,078,602
Portec Rail Products, Inc.	24,807	288,009
*Powell Industries, Inc.	20,839	684,770
*Power-One, Inc.	144,893	1,801,020
*PowerSecure International, Inc.	39,059	408,948
Preformed Line Products Co.	6,400	207,744
*PRGX Global, Inc.	42,314	233,150
Providence & Worcester Railroad Co.	1,886	22,613
*Quality Distribution, Inc.	45,002	304,214
Quanex Building Products Corp.	35,375	622,246
#Raven Industries, Inc.	12,692	444,601
*RBC Bearings, Inc.	22,372	686,149
*RCM Technologies, Inc.	12,483	64,038
Regal-Beloit Corp.	7,700	468,391
#*Republic Airways Holdings, Inc.	16,768	104,800
*Resources Connection, Inc.	54,784	711,644
Robbins & Myers, Inc.	45,100	1,069,772
#*RSC Holdings, Inc.	101,064	790,320
*Rush Enterprises, Inc. Class A	49,709	742,652
*Rush Enterprises, Inc. Class B	19,855	259,902

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Saia, Inc.	22,886	$345,579
*Sauer-Danfoss, Inc.	45,024	670,858
Schawk, Inc.	60,475	896,844
*School Specialty, Inc.	19,811	379,777
Seaboard Corp.	99	150,282
Servotronics, Inc.	4,483	40,571
*SFN Group, Inc.	103,966	778,705
#*Ship Finance International, Ltd.	58,949	1,123,568
SIFCO Industries, Inc.	12,202	125,070
#Simpson Manufacturing Co., Inc.	45,667	1,177,752
SkyWest, Inc.	63,946	796,128
*SL Industries, Inc.	14,783	201,640
*Sparton Corp.	23,957	136,555
*Spherix, Inc.	5,443	7,130
*Spire Corp.	9,540	36,920
*Standard Parking Corp.	25,895	441,769
#Standard Register Co.	25,986	86,274
Standex International Corp.	34,913	1,048,088
*Stanley, Inc.	6,057	226,229
#Steelcase, Inc. Class A	89,369	617,540
*Sterling Construction Co., Inc.	24,361	301,833
#Sun Hydraulics, Inc.	28,887	744,996
Superior Uniform Group, Inc.	9,036	92,167
*Supreme Industries, Inc.	5,114	12,734
*SYKES Enterprises, Inc.	51,985	823,962
*Sypris Solutions, Inc.	2,619	9,245
TAL International Group, Inc.	39,709	1,069,760
*Taser International, Inc.	85,443	350,316
*Team, Inc.	32,292	458,546
*Tech/Ops Sevcon, Inc.	5,762	28,810
Technology Research Corp.	16,235	83,935
*Tecumseh Products Co. Class A	20,765	268,699
*Tecumseh Products Co. Class B	1,986	22,700
*Teledyne Technologies, Inc.	33,415	1,371,017
Tennant Co.	18,981	712,167
Textainer Group Holdings, Ltd.	50,241	1,371,579
#Titan International, Inc.	58,931	647,062
#*Titan Machinery, Inc.	31,657	451,745
Todd Shipyards Corp.	10,541	160,223
Toro Co.	25,310	1,317,386
*Track Data Corp.	194	17,266
*Trailer Bridge, Inc.	23,279	75,890
*TRC Cos., Inc.	43,427	136,795
Tredegar Industries, Inc.	30,500	526,430
#*Trex Co., Inc.	29,247	634,660
*Trimas Corp.	58,415	697,475
#Triumph Group, Inc.	24,063	1,826,382
*TrueBlue, Inc.	42,200	543,114
*Tufco Technologies, Inc.	1,800	5,688
*Tutor Perini Corp.	42,859	826,322
Twin Disc, Inc.	27,441	354,538
*U.S. Home Systems, Inc.	14,720	39,450
*UAL Corp.	66,200	1,571,588
#*Ultralife Corp.	22,868	105,193
UniFirst Corp.	17,268	759,101
*United Capital Corp.	600	14,910
*United Rentals, Inc.	55,900	736,762
*United Stationers, Inc.	27,724	1,501,255
Universal Forest Products, Inc.	25,857	800,791
*Universal Security Instruments, Inc.	1,263	7,199
*Universal Truckload Services, Inc.	33,098	502,759

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*UQM Technologies, Inc.	52,687	$190,727
#*US Airways Group, Inc.	167,705	1,819,599
US Ecology, Inc.	16,845	249,138
*USA Truck, Inc.	24,114	395,228
#*USG Corp.	51,026	613,333
UTi Worldwide, Inc.	18,584	271,512
*Valpey Fisher Corp.	1,200	2,400
*Versar, Inc.	23,788	63,514
Viad Corp.	40,103	798,050
*Vicor Corp.	49,206	774,502
Virco Manufacturing Corp.	18,500	54,390
#*Vishay Precision Group, Inc.	977	12,359
*Volt Information Sciences, Inc.	34,023	303,825
VSE Corp.	8,595	305,208
*Wabash National Corp.	67,250	562,882
#Watsco, Inc. Class A	600	33,426
Watsco, Inc. Class B	1,600	89,200
Watts Water Technologies, Inc.	40,117	1,291,767
*WCA Waste Corp.	47,546	202,546
#Werner Enterprises, Inc.	15,043	346,440
#*WESCO International, Inc.	43,574	1,565,614
*Willdan Group, Inc.	2,762	6,905
*Willis Lease Finance Corp.	7,934	75,611

Total Industrials		184,825,180

Information Technology — (15.7%)
*3PAR, Inc.	38,331	387,143
*ACI Worldwide, Inc.	31,588	612,807
*Acme Packet, Inc.	95,296	2,693,065
*Acorn Energy, Inc.	34,231	174,920
*Actel Corp.	50,835	745,241
*ActivIdentity Corp.	106,136	208,027
*Actuate Corp.	63,049	300,113
*Acxiom Corp.	87,593	1,343,677
*ADC Telecommunications, Inc.	7,800	99,294
*ADDvantage Technologies Group, Inc.	13,788	38,882
*Adept Technology, Inc.	18,552	90,905
*ADPT Corp.	215,215	656,406
*Advanced Analogic Technologies, Inc.	65,049	207,506
#*Advanced Energy Industries, Inc.	49,318	868,490
#*Advent Software, Inc.	20,253	1,038,169
*Aehr Test Systems	5,453	8,234
#*Aetrium, Inc.	22,521	65,987
Agilysys, Inc.	25,135	199,321
American Software, Inc. Class A	44,903	225,413
#*Amkor Technology, Inc.	107,015	617,477
*Amtech Systems, Inc.	20,021	201,411
*Anadigics, Inc.	102,426	449,650
*Anaren, Inc.	28,840	456,249
*Anixter International, Inc.	4,900	236,768
*Applied Micro Circuits Corp.	74,310	888,748
*ArcSight, Inc.	21,387	534,889
*Ariba, Inc.	96,871	1,547,030
*Arris Group, Inc.	156,956	1,462,830
*Art Technology Group, Inc.	165,127	594,457
#*Aruba Networks, Inc.	72,725	1,234,871
Astro-Med, Inc.	3,886	26,930
#*Atheros Communications, Inc.	3,874	102,429
#*ATMI, Inc.	41,264	612,358
*ATS Corp.	368	1,067
*AuthenTec, Inc.	62,171	126,829

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Aviat Networks, Inc.	71,757	$289,898
*Avid Technology, Inc.	31,151	402,782
*Aware, Inc.	31,813	79,533
*AXT, Inc.	74,440	438,452
Bel Fuse, Inc. Class A	4,156	94,549
Bel Fuse, Inc. Class B	14,877	350,800
*Benchmark Electronics, Inc.	82,994	1,386,000
*BigBand Networks, Inc.	56,431	176,065
Black Box Corp.	17,941	546,124
#Blackbaud, Inc.	42,102	997,396
#*Blackboard, Inc.	28,045	1,064,869
#*Blue Coat Systems, Inc.	43,044	942,664
*Bottomline Technologies, Inc.	43,287	613,377
*Brightpoint, Inc.	87,354	691,844
*BroadVision, Inc.	787	8,547
*Brooks Automation, Inc.	53,657	409,403
*Bsquare Corp.	21,682	67,431
*Cabot Microelectronics Corp.	26,550	867,920
*CACI International, Inc.	31,200	1,467,024
*CalAmp Corp.	53,847	123,310
*Callidus Software, Inc.	54,936	195,023
*Cascade Microtech, Inc.	21,919	100,170
Cass Information Systems, Inc.	17,790	618,025
#*Cavium Networks, Inc.	28,400	761,972
*CEVA, Inc.	35,580	454,357
*Checkpoint Systems, Inc.	43,000	858,710
*Chyron International Corp.	1,300	2,366
*Ciber, Inc.	79,711	265,438
#*Ciena Corp.	40,471	529,765
#*Cirrus Logic, Inc.	127,953	2,495,084
*Clearfield, Inc.	25,316	61,012
*Cogent, Inc.	58,845	529,017
Cognex Corp.	33,444	623,731
*Coherent, Inc.	17,500	647,850
Cohu, Inc.	46,761	733,212
*Comarco, Inc.	12,564	31,410
—#*Commerce One LLC	1,966	—
*CommScope, Inc.	23,200	471,888
Communications Systems, Inc.	19,076	195,720
*CommVault Systems, Inc.	36,512	676,202
#*Compellent Technologies, Inc.	6,200	83,142
*Computer Task Group, Inc.	36,007	288,056
*comScore, Inc.	28,723	569,003
*Comtech Telecommunications Corp.	31,458	678,549
#*Comverge, Inc.	31,502	279,108
*Concurrent Computer Corp.	18,590	95,831
*Conexant Systems, Inc.	142,000	292,520
#*Constant Contact, Inc.	22,871	445,756
*Convergys Corp.	117,603	1,313,626
*CPI International, Inc.	31,907	448,931
*Cray, Inc.	62,118	413,706
#*CSG Systems International, Inc.	36,000	678,960
*CSP, Inc.	1,770	7,505
CTS Corp.	35,073	327,933
*CyberOptics Corp.	23,132	225,074
*Cymer, Inc.	33,606	1,118,408
*Cypress Semiconductor Corp.	25,234	267,480
#Daktronics, Inc.	55,950	476,694
*Datalink Corp.	23,183	78,822
*Dataram Corp.	20,735	37,945
DDi Corp	52,418	474,907

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*DealerTrack Holdings, Inc.	38,600	$602,546
*Deltek, Inc.	49,968	374,760
*DemandTec, Inc.	28,412	191,213
*DG FastChannel, Inc.	36,151	1,378,438
*Dice Holdings, Inc.	101,902	835,596
*Digi International, Inc.	49,175	408,644
*Digimarc Corp.	17,723	366,157
#*Digital River, Inc.	37,178	977,410
#*Diodes, Inc.	28,758	508,441
*Ditech Networks, Inc.	31,623	38,580
*DivX, Inc.	60,928	463,662
*DSP Group, Inc.	58,435	407,876
#*DTS, Inc.	15,492	553,374
*Dynamics Research Corp.	24,782	240,881
#Earthlink, Inc.	121,590	1,073,640
#*Ebix, Inc.	42,888	712,370
#*Echelon Corp.	61,034	463,248
*EDGAR Online, Inc.	34,385	40,574
*Edgewater Technology, Inc.	8,958	21,947
Electro Rent Corp.	44,791	618,116
*Electro Scientific Industries, Inc.	43,269	496,728
*Electronics for Imaging, Inc.	65,470	697,256
#*eLoyalty Corp.	12,334	78,074
*EMS Technologies, Inc.	35,290	587,226
*Emulex Corp.	96,540	839,898
*Endwave Corp.	16,192	46,471
*Entegris, Inc.	88,376	407,413
*Entropic Communications, Inc.	111,345	871,831
*Epicor Software Corp.	101,489	785,525
*EPIQ Systems, Inc.	49,541	645,024
*ePlus, Inc.	15,027	269,134
*Euronet Worldwide, Inc.	54,921	862,260
*Exar Corp.	66,402	464,150
*ExlService Holdings, Inc.	37,399	696,743
*Extreme Networks	173,875	497,282
#Fair Isaac Corp.	50,290	1,199,416
*Fairchild Semiconductor Corp. Class A	129,410	1,175,043
*FalconStor Software, Inc.	30,255	92,883
*Faro Technologies, Inc.	34,940	718,716
#*FEI Co.	43,300	846,948
#*FormFactor, Inc.	40,837	395,302
*Forrester Research, Inc.	31,271	1,009,428
*Frequency Electronics, Inc.	13,896	70,870
*FSI International, Inc.	39,545	139,989
*Gerber Scientific, Inc.	59,621	342,225
*Global Cash Access, Inc.	71,834	295,238
*Globecomm Systems, Inc.	45,068	370,910
*GSE Systems, Inc.	31,260	126,290
*GSI Commerce, Inc.	40,334	908,322
*GSI Technology, Inc.	68,996	469,173
*GTSI Corp.	19,287	103,764
*Guidance Software, Inc.	44,996	214,631
*Hackett Group, Inc.	96,523	303,082
*Harmonic, Inc.	93,707	653,138
Heartland Payment Systems, Inc.	24,800	391,344
*Henry Bros. Electronics, Inc.	16,684	67,654
*Hittite Microwave Corp.	26,591	1,222,122
*Hughes Communications, Inc.	5,739	143,934
*Hutchinson Technology, Inc.	41,143	156,343
*Hypercom Corp.	107,149	463,955
*I.D. Systems, Inc.	7,937	21,906

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*ICx Technologies, Inc.	61,336	$471,674
*IEC Electronics Corp.	18,004	86,959
iGATE Corp.	105,715	1,876,441
*iGo, Inc.	39,755	67,584
*Ikanos Communications, Inc.	54,200	94,850
*Imation Corp.	46,312	431,628
Imergent, Inc.	10,795	40,157
*Immersion Corp.	63,680	352,150
*Infinera Corp.	85,330	772,236
*InfoSpace, Inc.	78,114	611,633
*Innodata Isogen, Inc.	57,116	167,921
*Insight Enterprises, Inc.	42,339	616,879
*Integral Systems, Inc.	38,884	293,963
*Integrated Device Technology, Inc.	209,150	1,215,162
*Integrated Silicon Solution, Inc.	74,212	638,223
*Intellicheck Mobilisa, Inc.	44,231	68,558
*Interactive Intelligence, Inc.	22,623	366,040
#*InterDigital, Inc.	10,495	286,409
*Intermec, Inc.	63,677	668,608
*Internap Network Services Corp.	87,599	409,963
*International Rectifier Corp.	25,822	504,304
#*Internet Brands, Inc.	71,846	788,869
*Internet Capital Group, Inc.	68,848	579,700
*Interphase Corp.	15,555	25,199
*Intevac, Inc.	37,089	407,979
*IntriCon Corp.	17,118	90,554
*INX, Inc.	20,131	91,999
#*IPG Photonics Corp.	58,631	944,545
*Isilon Systems, Inc.	78,525	1,377,328
*Iteris, Inc.	69,850	104,775
#*Ixia	90,255	991,000
*IXYS Corp.	61,534	543,345
#*j2 Global Communications, Inc.	41,965	987,436
*JDA Software Group, Inc.	48,701	1,144,474
*JDS Uniphase Corp.	19,400	210,490
Keithley Instruments, Inc.	34,135	368,317
*Kenexa Corp.	29,113	350,229
*KEY Tronic Corp.	27,708	145,467
Keynote Systems, Inc.	33,372	334,054
#*Knot, Inc. (The)	53,023	436,379
*Kopin Corp.	130,220	490,929
#*Kulicke & Soffa Industries, Inc.	97,185	653,083
*KVH Industries, Inc.	29,554	413,165
#*L-1 Identity Solutions, Inc.	80,039	653,118
*LaserCard Corp.	22,118	88,472
*Lattice Semiconductor Corp.	199,086	1,106,918
*Lawson Software, Inc.	203,429	1,621,329
*LeCroy Corp.	20,742	111,592
*Limelight Networks, Inc.	116,016	493,068
*Lionbridge Technologies, Inc.	130,482	641,971
*Liquidity Services, Inc.	44,487	604,133
#*Littlefuse, Inc.	24,500	872,445
*LoJack Corp.	39,203	138,387
*LoopNet, Inc.	44,619	510,441
*Loral Space & Communications, Inc.	18,987	908,338
#*Magma Design Automation, Inc.	109,596	355,091
*Manhattan Associates, Inc.	23,574	633,198
Marchex, Inc.	35,335	164,661
*Mattson Technology, Inc.	99,113	290,401
Maximus, Inc.	16,424	988,561
*Maxwell Technologies, Inc.	28,706	362,844

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Measurement Specialties, Inc.	32,438	$541,715
*MEMSIC, Inc.	7,021	16,148
*Mentor Graphics Corp.	47,800	459,836
*Mercury Computer Systems, Inc.	53,974	712,457
Mesa Laboratories, Inc.	6,345	151,963
Methode Electronics, Inc.	59,388	634,264
Micrel, Inc.	63,592	618,114
*MicroStrategy, Inc.	4,498	373,289
*Microtune, Inc.	89,570	214,072
*Mindspeed Technologies, Inc.	51,821	366,374
*MIPS Technologies, Inc.	81,541	444,398
*MKS Instruments, Inc.	61,305	1,315,605
Mocon, Inc.	11,568	124,240
*ModusLink Global Solutions, Inc.	82,935	544,054
#*MoneyGram International, Inc.	148,043	386,392
*Monolithic Power Systems, Inc.	37,661	663,587
*Monotype Imaging Holdings, Inc.	45,619	379,550
#*MoSys, Inc.	86,638	393,337
*Move, Inc.	65,416	147,840
MTS Systems Corp.	23,120	668,862
*Multi-Fineline Electronix, Inc.	35,422	897,593
*Nanometrics, Inc.	38,610	352,509
*NAPCO Security Technologies, Inc.	41,554	71,888
*NCI, Inc.	11,244	264,909
#*Netezza Corp.	4,200	65,100
*NETGEAR, Inc.	41,819	1,003,656
#*NetList, Inc.	39,468	119,193
*NetLogic Microsystems, Inc.	44,366	1,311,459
*NetScout Systems, Inc.	71,397	1,131,642
#*NetSuite, Inc.	13,400	198,856
*Network Engines, Inc.	68,203	132,996
*Network Equipment Technologies, Inc.	65,630	204,766
*Newport Corp.	53,628	682,684
NIC, Inc.	73,300	543,886
*Novatel Wireless, Inc.	40,500	271,350
*Nu Horizons Electronics Corp.	36,378	125,140
*NumereX Corp. Class A	35,179	178,709
O.I. Corp.	2,700	20,871
*Occam Networks, Inc.	51,276	326,115
*Oclaro, Inc.	28,800	355,104
*OmniVision Technologies, Inc.	50,800	1,133,348
*Online Resources Corp.	44,897	184,078
*Onvia, Inc.	21,001	72,243
*Openwave Systems, Inc.	110,571	224,459
*Oplink Communications, Inc.	37,043	596,763
OPNET Technologies, Inc.	50,836	774,741
*Opnext, Inc.	63,595	114,471
*Optelecom-NKF, Inc.	3,441	5,712
*Optical Cable Corp.	17,761	53,105
*Orbcomm, Inc.	80,628	150,774
#*OSI Systems, Inc.	29,110	808,967
*PAR Technology Corp.	31,092	185,930
Park Electrochemical Corp.	25,288	693,903
*PC Connection, Inc.	58,299	402,846
*PC Mall, Inc.	28,324	119,811
*PC-Tel, Inc.	43,449	275,032
*PDF Solutions, Inc.	57,863	237,238
#Pegasystems, Inc.	34,697	1,067,280
*Perceptron, Inc.	24,048	113,266
*Perficient, Inc.	59,300	512,945
*Performance Technologies, Inc.	25,604	57,609

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Pericom Semiconductor Corp.	41,809	$382,134
*Pervasive Software, Inc.	47,844	229,651
*Phoenix Technologies, Ltd.	31,813	98,302
#*Photronics, Inc.	70,408	318,244
#*Pixelworks, Inc.	31,351	103,772
*Planar Systems, Inc.	13,465	31,643
#Plantronics, Inc.	44,886	1,345,233
*Plexus Corp.	45,907	1,340,484
*PLX Technology, Inc.	61,497	234,919
#Power Integrations, Inc.	28,460	1,006,061
*Presstek, Inc.	84,360	222,710
•*Price Communications Liquidation Trust	68,586	9,367
*Progress Software Corp.	44,435	1,328,606
*PROS Holdings, Inc.	37,600	265,832
QAD, Inc.	70,016	291,967
Qualstar Corp.	12,400	22,072
*Quantum Corp.	222,575	356,120
*QuickLogic Corp.	55,312	189,720
*Radiant Systems, Inc.	49,055	697,072
*RadiSys Corp.	40,609	400,811
*Rambus, Inc.	44,136	867,272
*Ramtron International Corp.	45,884	158,300
*RealNetworks, Inc.	129,713	430,647
*Reis, Inc.	14,624	98,127
*Relm Wireless Corp.	31,759	76,857
Renaissance Learning, Inc.	56,831	789,951
*RF Industries, Ltd.	2,241	12,034
Richardson Electronics, Ltd.	34,417	328,682
*RightNow Technologies, Inc.	38,409	607,630
*Rimage Corp.	21,783	367,697
*Riverbed Technology, Inc.	29,260	1,085,253
*Rofin-Sinar Technologies, Inc.	36,445	767,532
*Rogers Corp.	26,953	834,195
#*Rubicon Technology, Inc.	31,336	947,914
*Rudolph Technologies, Inc.	55,900	482,976
*S1 Corp.	90,067	528,693
*Saba Software, Inc.	60,009	294,644
*Salary.com, Inc.	32,015	94,124
#*Sanmina-SCI Corp.	57,100	717,747
Sapient Corp.	142,342	1,565,762
*SAVVIS, Inc.	14,100	248,583
*ScanSource, Inc.	32,432	894,475
*Scientific Learning Corp.	34,462	179,892
*SeaChange International, Inc.	60,686	543,747
*Selectica, Inc.	860	4,489
*Semtech Corp.	59,980	1,042,452
#Servidyne, Inc.	9,190	23,021
*ShoreTel, Inc.	61,564	307,820
#*Sigma Designs, Inc.	48,133	492,882
#*Silicon Graphics International Corp.	57,126	445,583
*Silicon Image, Inc.	103,110	439,249
*Smart Modular Technologies (WWH), Inc.	114,480	619,337
*Smith Micro Software, Inc.	72,593	713,589
#*Sonic Solutions, Inc.	46,828	368,536
*Sonus Networks, Inc.	216,600	623,808
*Soundbite Communications, Inc.	4,456	12,700
*Sourcefire, Inc.	25,577	545,813
*Spark Networks, Inc.	51,056	169,506
*Spectrum Control, Inc.	35,239	531,757
*SRA International, Inc.	32,448	720,995
*SRS Labs, Inc.	41,838	389,093

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Stamps.com, Inc.	33,054	$361,611
*Standard Microsystems Corp.	24,739	544,753
*StarTek, Inc.	34,170	157,865
#*STEC, Inc.	55,726	869,326
#*Stratasys, Inc.	44,110	1,001,738
#*Stream Global Services, Inc.	875	3,868
*SuccessFactors, Inc.	70,251	1,426,798
*Super Micro Computer, Inc.	40,560	585,686
#*Supertex, Inc.	24,076	624,531
*Support.com, Inc.	102,996	425,373
Sycamore Networks, Inc.	19,897	463,202
*Symmetricom, Inc.	80,847	430,915
#*Synaptics, Inc.	27,717	867,542
*Synchronoss Technologies, Inc.	51,509	1,003,910
*SYNNEX Corp.	49,659	1,310,501
#*Taleo Corp.	37,609	925,181
*Tech Data Corp.	19,400	767,464
Technitrol, Inc.	34,310	136,897
*TechTarget, Inc.	21,969	127,201
*TechTeam Global, Inc.	28,329	174,507
*Tekelec	68,099	962,920
*TeleCommunication Systems, Inc.	69,382	249,081
*TeleTech Holdings, Inc.	56,796	789,464
*Telular Corp.	43,142	135,897
#*Teradyne, Inc.	80,202	862,974
#*Terremark Worldwide, Inc.	72,896	654,606
Tessco Technologies, Inc.	19,341	273,095
*Tessera Technologies, Inc.	54,191	920,163
TheStreet.com, Inc.	72,147	220,770
*THQ, Inc.	68,651	313,049
*Tier Technologies, Inc.	35,984	236,415
#*TiVo, Inc.	84,537	725,327
*TNS, Inc.	17,500	343,875
*Tollgrade Communications, Inc.	20,340	135,261
*Transact Technologies, Inc.	20,201	142,215
#*Travelzoo, Inc.	26,684	415,203
*Trident Microsystems, Inc.	50,900	91,111
*Trio-Tech International	1,700	6,808
*Triquint Semiconductor, Inc.	136,226	944,046
*TSR, Inc.	1,884	4,182
#*TTM Technologies, Inc.	63,146	647,246
#*Tyler Technologies, Inc.	34,175	561,495
*Ulticom, Inc.	233	2,209
#*Ultimate Software Group, Inc.	5,060	163,236
*Ultra Clean Holdings, Inc.	43,638	472,600
*Ultratech, Inc.	34,054	615,356
*Unica Corp.	49,440	441,005
United Online, Inc.	40,284	254,595
#*Universal Display Corp.	42,681	879,655
*UTStarcom, Inc.	172,134	366,645
#*ValueClick, Inc.	77,802	851,932
#*Veeco Instruments, Inc.	24,500	1,060,850
#*VeriFone Systems, Inc.	47,100	1,030,548
#*Viasat, Inc.	34,570	1,249,360
*Vicon Industries, Inc.	12,267	53,239
*Video Display Corp.	29,556	124,135
*Virage Logic Corp.	55,621	664,671
#Virnetx Holding Corp.	61,837	380,298
*Virtusa Corp.	46,791	498,792
*Vishay Intertechnology, Inc.	13,690	116,228
*Vocus, Inc.	21,840	355,774

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Volterra Semiconductor Corp.	44,606	$1,004,527
Wayside Technology Group, Inc.	12,865	128,779
*Web.com Group, Inc.	37,968	125,674
*Websense, Inc.	38,904	722,058
*Wireless Ronin Technologies, Inc.	21,163	32,803
*WPCS International, Inc.	7,782	19,299
*Wright Express Corp.	24,280	849,557
*Zix Corp.	109,335	249,284
*Zoran Corp.	55,000	473,000
*Zygo Corp.	38,977	322,730

Total Information Technology		201,219,268

Materials — (4.4%)
A. Schulman, Inc.	42,796	838,374
*A.M. Castle & Co.	41,063	606,501
*AEP Industries, Inc.	11,589	334,922
AK Steel Holding Corp.	67,672	946,731
#AMCOL International Corp.	33,660	1,008,454
*American Pacific Corp.	15,105	71,749
#American Vanguard Corp.	28,833	246,522
*Arabian American Development Co.	7,333	18,186
Arch Chemicals, Inc.	28,324	970,663
Balchem Corp.	28,790	761,496
*Boise, Inc.	91,300	546,887
*Brush Engineered Materials, Inc.	33,629	802,052
*Buckeye Technologies, Inc.	72,400	821,740
Cabot Corp.	74,528	2,198,576
*Calgon Carbon Corp.	51,520	682,125
Carpenter Technology Corp.	53,831	1,881,393
#*Century Aluminum Co.	57,000	594,510
*Clearwater Paper Corp.	10,600	653,278
*Coeur d’Alene Mines Corp.	58,000	883,340
*Continental Materials Corp.	1,135	13,098
*Core Molding Technologies, Inc.	24,700	138,567
Cytec Industries, Inc.	8,800	439,296
Deltic Timber Corp.	11,300	517,314
Eagle Materials, Inc.	45,300	1,108,038
*Ferro Corp.	79,306	846,195
Friedman Industries, Inc.	15,837	88,687
#*General Moly, Inc.	119,356	396,262
*Graphic Packaging Holding Co.	230,069	805,242
H.B. Fuller Co.	55,958	1,143,782
#Hawkins, Inc.	16,960	550,522
Haynes International, Inc.	23,757	799,661
*Headwaters, Inc.	108,673	376,009
#*Hecla Mining Co.	192,208	949,508
*Horsehead Holding Corp.	66,046	505,912
Innophos Holdings, Inc.	36,000	1,055,160
*Innospec, Inc.	29,755	327,305
Kaiser Aluminum Corp.	14,613	599,133
*KapStone Paper & Packaging Corp.	80,302	918,655
KMG Chemicals, Inc.	32,047	486,153
Koppers Holdings, Inc.	14,406	357,845
*Kronos Worldwide, Inc.	46,501	1,083,938
*Landec Corp.	62,261	401,583
#*Louisiana-Pacific Corp.	130,045	946,728
*LSB Industries, Inc.	29,090	421,514
#*Mercer International, Inc.	56,583	303,851
Minerals Technologies, Inc.	22,365	1,166,782
#*Mines Management, Inc.	62,136	96,311
*Mod-Pac Corp.	5,715	23,889

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Myers Industries, Inc.	57,922	$458,163
Neenah Paper, Inc.	27,550	494,247
NewMarket Corp.	11,800	1,264,842
NL Industries, Inc.	133,390	1,128,479
*Northern Technologies International Corp.	7,402	100,001
Olin Corp.	37,322	757,637
Olympic Steel, Inc.	17,755	451,510
*OM Group, Inc.	39,000	1,053,000
*Omnova Solutions, Inc.	56,290	439,062
P.H. Glatfelter Co.	56,817	649,418
*Penford Corp.	26,495	146,782
*PolyOne Corp.	85,655	883,103
Quaker Chemical Corp.	26,425	931,746
*Ready Mix, Inc.	6,641	11,622
*Rock of Ages Corp.	626	2,526
#Rock-Tenn Co. Class A	16,000	851,520
*RTI International Metals, Inc.	33,400	947,892
Schnitzer Steel Industries, Inc. Class A	5,000	229,100
Schweitzer-Maudoit International, Inc.	24,574	1,300,702
*Senomyx, Inc.	47,477	211,747
Sensient Technologies Corp.	17,215	507,154
*Solitario Exploration & Royalty Corp.	25,595	48,886
*Solutia, Inc.	28,100	396,491
*Spartech Corp.	49,641	519,245
#Stepan Co.	11,403	752,712
*Stillwater Mining Co.	93,000	1,280,610
Synalloy Corp.	15,685	145,086
Temple-Inland, Inc.	76,000	1,524,560
#Texas Industries, Inc.	18,900	627,480
#*U.S. Gold Corp.	57,745	285,838
*United States Lime & Minerals, Inc.	12,780	545,962
*Universal Stainless & Alloy Products, Inc.	14,941	340,954
Valhi, Inc.	3,500	48,895
*Wausau Paper Corp.	83,951	573,385
#Westlake Chemical Corp.	45,216	1,118,644
#Worthington Industries, Inc.	68,837	986,434
#*WR Grace & Co.	54,500	1,399,015
Zep, Inc.	28,658	545,648
*Zoltek Cos., Inc.	41,787	436,674

Total Materials		56,131,211

Other — (0.0%)
—Allen Organ Co. Escrow Shares	700	1,151
—*ePresence, Inc. Escrow Shares	8,100	—
—*Landco Real Estate LLC	700	—
—*MAIR Holdings, Inc. Escrow Shares	23,464	—
—*Petrocorp, Inc. Escrow Shares	5,200	312

Total Other		1,463

Telecommunication Services — (0.9%)
#Alaska Communications Systems Group, Inc.	54,446	504,170
*Arbinet Corp.	12,929	103,561
Atlantic Tele-Network, Inc.	17,764	794,228
#*Cbeyond, Inc.	34,079	519,023
*Cincinnati Bell, Inc.	160,252	474,346
*Cogent Communications Group, Inc.	51,200	441,344
Consolidated Communications Holdings, Inc.	27,798	485,353
*General Communications, Inc. Class A	87,082	738,455
#*Global Crossing, Ltd.	56,396	652,502
HickoryTech Corp.	34,798	266,901
*IDT Corp.	5,800	87,928

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
*IDT Corp. Class B	34,719	$642,996
#*Iridium Communications, Inc.	53,246	548,966
#*Leap Wireless International, Inc.	80,600	958,334
*Neutral Tandem, Inc.	20,949	224,154
NTELOS Holdings Corp.	14,035	262,595
*PAETEC Holding Corp.	87,150	342,500
*Premiere Global Services, Inc.	78,414	490,872
Shenandoah Telecommunications Co.	19,133	372,711
*SureWest Communications	21,231	144,583
*Syniverse Holdings, Inc.	68,473	1,529,002
USA Mobility, Inc.	49,865	739,498
Warwick Valley Telephone Co.	6,617	91,976
*Xeta Corp.	27,289	85,960

Total Telecommunication Services		11,501,958

Utilities — (1.7%)
ALLETE, Inc.	32,200	1,161,132
American States Water Co.	18,559	654,762
Artesian Resources Corp.	14,372	263,008
Avista Corp.	57,665	1,206,352
Black Hills Corp.	43,190	1,378,625
#*Cadiz, Inc.	17,577	231,841
California Water Service Group	20,810	739,796
Central Vermont Public Service Corp.	17,931	380,854
CH Energy Group, Inc.	12,937	540,767
Chesapeake Utilities Corp.	17,072	567,473
Connecticut Water Services, Inc.	13,544	314,221
Delta Natural Gas Co., Inc.	9,050	269,238
*El Paso Electric Co.	49,500	1,064,250
Empire District Electric Co.	40,033	786,648
Gas Natural, Inc.	11,798	138,273
#Laclede Group, Inc.	22,452	784,473
Maine & Maritimes Corp.	1,400	62,440
MGE Energy, Inc.	23,115	866,119
Middlesex Water Co.	25,411	420,552
New Jersey Resources Corp.	41,200	1,537,996
Northwest Natural Gas Co.	19,419	920,655
NorthWestern Corp.	29,463	830,857
Pennichuck Corp.	10,155	228,488
PNM Resources, Inc.	94,402	1,116,776
RGC Resources, Inc.	6,594	204,414
SJW Corp.	35,824	891,659
#South Jersey Industries, Inc.	31,387	1,466,401
Southwest Gas Corp.	21,914	704,973
Southwest Water Co.	27,159	294,675
UIL Holdings Corp.	23,558	641,956
Unisource Energy Corp.	36,025	1,162,887
Unitil Corp.	18,663	407,787
York Water Co.	16,734	247,831

Total Utilities		22,488,179

TOTAL COMMON STOCKS		1,064,689,171

RIGHTS/WARRANTS — (0.0%)
—*Contra Pharmacopeia Contingent Value Rights	38,293	—
—*Lantronix, Inc. Warrants	17	—
—*Maui Land & Pineapple Co., Inc. Rights 07/29/10	2,777	2,305
*Valley National Bancorp Warrants 06/30/15	3	10

TOTAL RIGHTS/WARRANTS		2,315

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $13,055,000 FNMA 4.320%(r), 10/01/35, valued at $5,160,808) to be repurchased at $5,084,080	$5,084	$5,084,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund	212,536,092	$212,536,092
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $3,888,051 FNMA 4.500%, 05/01/23, valued at $2,206,788) to be repurchased at $2,142,549	$2,143	2,142,512

TOTAL SECURITIES LENDING COLLATERAL		214,678,604

TOTAL INVESTMENTS — (100.0%) (Cost $1,048,788,491)##		$1,284,454,090

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$181,755,825	—	—	$181,755,825
Consumer Staples	40,214,137	—	—	40,214,137
Energy	59,864,952	—	—	59,864,952
Financials	172,287,197	—	—	172,287,197
Health Care	133,870,523	$529,278	—	134,399,801
Industrials	184,825,180	—	—	184,825,180
Information Technology	201,209,901	9,367	—	201,219,268
Materials	56,131,211	—	—	56,131,211
Other	—	1,463	—	1,463
Telecommunication Services	11,501,958	—	—	11,501,958
Utilities	22,488,179	—	—	22,488,179
Rights/Warrants	10	2,305	—	2,315
Temporary Cash Investments	—	5,084,000	—	5,084,000
Securities Lending Collateral	—	214,678,604	—	214,678,604

TOTAL	$1,064,149,073	$220,305,017	—	$1,284,454,090

See accompanying Notes to Schedules of Investments.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (88.1%)
Consumer Discretionary — (13.5%)
*1-800-FLOWERS.COM, Inc.	5,100	$11,374
*99 Cents Only Stores	37,689	626,391
Aaron’s, Inc.	31,350	569,316
Aaron’s, Inc. Class A	1,539	22,546
#Abercrombie & Fitch Co.	35,849	1,324,262
*AC Moore Arts & Crafts, Inc.	4,300	10,578
Acme United Corp.	700	7,049
Advance Auto Parts, Inc.	2,100	112,413
#*Aeropostale, Inc.	16,200	460,566
*AFC Enterprises, Inc.	7,902	74,832
*AH Belo Corp.	7,600	58,824
*Aldila, Inc.	1,300	5,343
*Alloy, Inc.	6,488	61,571
#*Amazon.com, Inc.	14,300	1,685,827
Ambassadors Group, Inc.	8,599	97,513
Amcon Distributing Co.	100	5,991
#*American Apparel, Inc.	22,667	36,494
#*American Axle & Manufacturing Holdings, Inc.	18,679	173,902
#American Eagle Outfitters, Inc.	88,350	1,087,589
*American Public Education, Inc.	4,000	178,640
*America’s Car-Mart, Inc.	5,500	128,040
#*Amerigon, Inc.	7,600	75,240
#Ameristar Casinos, Inc.	23,896	377,079
*AnnTaylor Stores Corp.	26,400	463,056
*Apollo Group, Inc. Class A	5,000	230,650
Arbitron, Inc.	6,900	199,410
*Arctic Cat, Inc.	6,587	65,541
Ark Restaurants Corp.	1,415	18,890
*Asbury Automotive Group, Inc.	15,100	203,246
*Ascent Media Corp.	5,128	142,558
*Audiovox Corp. Class A	9,209	68,607
#*AutoNation, Inc.	86,988	2,125,117
#*Autozone, Inc.	3,900	825,123
*Ballantyne Strong, Inc.	5,811	44,861
#*Bally Technologies, Inc.	8,838	285,467
#Barnes & Noble, Inc.	29,400	381,318
*Bassett Furniture Industries, Inc.	2,318	11,150
*Beasley Broadcast Group, Inc.	2,443	13,608
#*Beazer Homes USA, Inc.	30,000	126,900
bebe stores, inc.	36,583	217,669
#*Bed Bath & Beyond, Inc.	24,500	928,060
*Belo Corp.	39,970	241,819
*Benihana, Inc.	253	1,713
*Benihana, Inc. Class A	1,902	11,907
Best Buy Co., Inc.	27,582	955,992
Big 5 Sporting Goods Corp.	10,156	139,543
*Big Lots, Inc.	32,294	1,108,007
#*Biglari Holdings, Inc.	800	232,400
#*BJ’s Restaurants, Inc.	14,900	379,950
#*Blue Nile, Inc.	3,100	157,790
*Bluegreen Corp.	9,897	29,196
Blyth, Inc.	4,125	163,144
Bob Evans Farms, Inc.	14,121	370,253
*Bon-Ton Stores, Inc. (The)	8,285	79,205
Books-A-Million, Inc.	6,719	43,539
#*Borders Group, Inc.	2,200	2,926
#*BorgWarner, Inc.	27,707	1,215,229
Bowl America, Inc. Class A	1,280	17,152

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Boyd Gaming Corp.	39,950	$337,977
Brinker International, Inc.	18,131	285,019
*Brookfield Homes Corp.	12,523	93,296
Brown Shoe Co., Inc.	20,200	295,324
#Brunswick Corp.	52,812	893,579
#Buckle, Inc.	14,900	410,495
#*Buffalo Wild Wings, Inc.	6,955	296,561
*Build-A-Bear-Workshop, Inc.	7,200	43,560
Burger King Holdings, Inc.	52,305	903,830
#*Cabela’s, Inc.	33,000	514,470
Cablevision Systems Corp.	18,043	494,559
*Cache, Inc.	2,976	15,356
*California Pizza Kitchen, Inc.	12,500	224,250
Callaway Golf Co.	37,000	249,750
*Cambium Learning Group, Inc.	6,263	21,670
*Canterbury Park Holding Corp.	100	846
#*Capella Education Co.	3,010	279,689
#*Career Education Corp.	32,558	795,392
*Caribou Coffee Co., Inc.	8,497	90,238
#*CarMax, Inc.	64,426	1,359,389
*Carmike Cinemas, Inc.	4,400	32,164
Carnival Corp.	118,459	4,108,158
*Carriage Services, Inc.	6,631	31,033
*Carrols Restaurant Group, Inc.	3,600	18,648
*Carter’s, Inc.	24,300	589,032
*Casual Male Retail Group, Inc.	22,344	77,310
Cato Corp. Class A	13,800	321,264
#*Cavco Industries, Inc.	3,287	115,242
CBS Corp.	2,413	36,292
CBS Corp. Class B	197,946	2,925,642
*CEC Entertainment, Inc.	7,900	274,367
*Charles & Colvard, Ltd.	3,314	9,014
*Charming Shoppes, Inc.	55,412	248,246
#*Cheesecake Factory, Inc.	28,354	664,618
Cherokee, Inc.	1,556	30,544
#Chico’s FAS, Inc.	67,310	630,695
#*Children’s Place Retail Stores, Inc. (The)	15,571	651,646
#*Chipotle Mexican Grill, Inc.	5,000	739,500
#Choice Hotels International, Inc.	11,300	373,013
Christopher & Banks Corp.	16,867	124,647
Churchill Downs, Inc.	6,862	249,571
Cinemark Holdings, Inc.	61,492	897,168
*Citi Trends, Inc.	7,600	238,564
*CKX, Inc.	32,303	169,268
*Clear Channel Outdoor Holdings, Inc.	17,824	196,242
Coach, Inc.	15,500	573,035
*Cobra Electronics Corp.	500	1,340
*Coinstar, Inc.	13,983	636,227
*Coldwater Creek, Inc.	39,300	154,056
*Collective Brands, Inc.	32,100	514,242
Collectors Universe, Inc.	2,367	30,842
Columbia Sportswear Co.	18,894	925,995
Comcast Corp. Class A	365,942	7,124,891
Comcast Corp. Special Class A	154,874	2,858,974
#*Conn’s, Inc.	10,581	55,656
Cooper Tire & Rubber Co.	24,200	522,962
*Core-Mark Holding Co., Inc.	5,302	161,817
#*Corinthian Colleges, Inc.	21,000	191,100
*Cost Plus, Inc.	1,305	4,476
CPI Corp.	1,600	39,744
Cracker Barrel Old Country Store, Inc.	4,505	220,655

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Crocs, Inc.	41,900	$537,577
#*Crown Media Holdings, Inc.	18,613	37,971
CSS Industries, Inc.	200	3,604
*Culp, Inc.	5,746	59,873
*Cumulus Media, Inc.	7,836	23,743
*Cybex International, Inc.	3,598	6,225
*Dana Holding Corp.	74,176	881,211
Darden Restaurants, Inc.	22,600	946,714
*Deckers Outdoor Corp.	14,937	760,144
*dELiA*s, Inc.	7,169	10,395
*Delta Apparel, Inc.	6,071	89,669
#*Destination Maternity Corp.	3,407	105,447
DeVry, Inc.	5,500	295,900
*DGSE Cos., Inc.	300	870
#*Dick’s Sporting Goods, Inc.	30,542	803,560
Dillard’s, Inc.	39,857	922,291
#*DineEquity, Inc.	8,500	309,910
#*DIRECTV Class A	128,508	4,775,357
#*Discovery Communications, Inc. (25470F104)	48,650	1,878,377
#*Discovery Communications, Inc. (25470F203)	1,077	41,755
*Discovery Communications, Inc. (25470F302)	48,579	1,670,146
DISH Network Corp.	18,900	379,512
*Dixie Group, Inc.	3,261	10,729
*Dolan Media Co.	11,000	128,590
#*Dollar Tree, Inc.	15,300	678,096
*Domino’s Pizza, Inc.	20,100	257,079
*Dorman Products, Inc.	8,182	190,968
Dover Downs Gaming & Entertainment, Inc.	8,312	27,762
DR Horton, Inc.	161,712	1,782,066
#*DreamWorks Animation SKG, Inc.	11,745	365,974
*Dress Barn, Inc. (The)	35,057	865,908
*Drew Industries, Inc.	12,400	262,012
*drugstore.com, inc.	51,469	142,054
#*DSW, Inc.	9,400	250,134
*E.W. Scripps Co. (The) Class A	21,200	166,632
#*Eastman Kodak Co.	146,897	583,181
Educational Development Corp.	1,000	5,555
*Einstein Noah Restaurant Group, Inc.	7,693	89,393
Emerson Radio Corp.	4,580	10,305
*Empire Resorts, Inc.	7,700	9,779
*Enova Systems, Inc.	700	697
*Entercom Communications Corp.	13,301	111,462
*Entravision Communications Corp.	26,900	58,104
*Escalade, Inc.	3,338	16,056
Ethan Allen Interiors, Inc.	14,040	215,374
*Ever-Glory International Group, Inc.	1,400	3,724
*Exide Technologies	35,100	211,302
Expedia, Inc.	13,250	300,510
Family Dollar Stores, Inc.	1,000	41,350
*Famous Dave’s of America, Inc.	3,100	24,769
*Federal-Mogul Corp.	46,933	841,978
Finish Line, Inc. Class A	26,300	376,353
*Fisher Communications, Inc.	4,242	75,083
Flexsteel Industries, Inc.	1,160	13,004
Foot Locker, Inc.	96,404	1,310,130
#*Ford Motor Co.	164,337	2,098,584
Fortune Brands, Inc.	49,526	2,173,201
*Fossil, Inc.	37,684	1,492,286
*Frederick’s of Hollywood Group, Inc.	1,753	1,613
Fred’s, Inc.	22,600	244,984
Frisch’s Restaurants, Inc.	2,647	52,014

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Fuel Systems Solutions, Inc.	8,600	$261,526
*Full House Resorts, Inc.	4,900	15,582
*Furniture Brands International, Inc.	23,495	129,692
Gaiam, Inc.	7,259	43,554
#*GameStop Corp. Class A	48,859	979,623
Gaming Partners International Corp.	2,830	19,018
#Gannett Co., Inc.	77,796	1,025,351
Gap, Inc.	52,600	952,586
#Garmin, Ltd.	54,999	1,568,022
#*Gaylord Entertainment Co.	22,900	663,871
*Genesco, Inc.	10,300	281,087
Gentex Corp.	47,225	910,026
Genuine Parts Co.	25,825	1,106,085
*G-III Apparel Group, Ltd.	9,400	242,520
*Global Traffic Network, Inc.	2,732	15,299
*Golfsmith International Holdings, Inc.	977	3,459
*Goodyear Tire & Rubber Co.	18,800	200,596
*Gray Television, Inc.	8,900	23,140
*Gray Television, Inc. Class A	2,300	5,704
*Great Wolf Resorts, Inc.	7,841	17,407
#*Group 1 Automotive, Inc.	11,616	321,996
Guess?, Inc.	3,600	128,520
#*Gymboree Corp.	12,400	536,920
H&R Block, Inc.	26,200	410,816
*Hallwood Group, Inc.	342	11,012
*Hanesbrands, Inc.	16,146	404,457
Harley-Davidson, Inc.	36,500	993,895
*Harman International Industries, Inc.	25,101	763,321
Harte-Hanks, Inc.	29,609	333,990
Hasbro, Inc.	10,470	441,311
Haverty Furniture Cos., Inc.	10,420	126,290
Haverty Furniture Cos., Inc. Class A	717	8,676
*Hawk Corp.	4,000	116,920
*Heelys, Inc.	7,843	21,255
*Helen of Troy, Ltd.	14,000	335,440
*hhgregg, Inc.	14,700	298,263
*Hibbett Sporting Goods, Inc.	10,815	286,273
Hillenbrand, Inc.	23,700	523,533
*Hollywood Media Corp.	5,100	5,712
Home Depot, Inc.	105,470	3,006,950
Hooker Furniture Corp.	4,079	48,214
Hot Topic, Inc.	23,000	121,670
#*Hovnanian Enterprises, Inc.	21,000	91,770
*HSN, Inc.	23,560	692,664
*Iconix Brand Group, Inc.	30,620	504,005
#International Game Technology	27,005	411,556
International Speedway Corp.	13,200	341,880
*Interpublic Group of Cos., Inc. (The)	154,698	1,413,940
*Interval Leisure Group, Inc.	22,514	313,170
*iRobot Corp.	12,810	260,812
#*Isle of Capri Casinos, Inc.	14,100	118,440
#*ITT Educational Services, Inc.	2,600	209,924
*J. Alexander’s Corp.	5,096	23,977
*J. Crew Group, Inc.	9,900	352,737
J.C. Penney Co., Inc.	90,573	2,230,813
*Jack in the Box, Inc.	27,714	571,740
*Jackson Hewitt Tax Service, Inc.	13,900	15,429
#*JAKKS Pacific, Inc.	11,987	189,155
*Jamba, Inc.	6,870	13,809
Jarden Corp.	37,340	1,080,993
*Jo-Ann Stores, Inc.	14,300	599,027

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Johnson Controls, Inc.	97,400	$2,806,094
*Johnson Outdoors, Inc.	1,012	12,883
Jones Apparel Group, Inc.	40,707	709,930
#*Jos. A. Bank Clothiers, Inc.	8,800	516,384
*Journal Communications, Inc.	19,200	91,392
#*K12, Inc.	12,400	323,020
KB Home	42,500	483,650
*Kenneth Cole Productions, Inc. Class A	5,400	72,522
*Kid Brands, Inc.	17,790	148,013
*Kirkland’s, Inc.	3,013	50,799
*Knology, Inc.	14,700	166,110
*Kohl’s Corp.	38,000	1,812,220
*Kona Grill, Inc.	552	1,976
Koss Corp.	1,566	8,370
#*Krispy Kreme Doughnuts, Inc.	30,000	118,200
KSW, Inc.	498	1,534
#*K-Swiss, Inc. Class A	16,800	200,760
Lacrosse Footwear, Inc.	2,291	33,632
*Lakeland Industries, Inc.	1,230	11,082
*Lakes Entertainment, Inc.	5,885	14,830
#*Lamar Advertising Co.	33,352	912,177
#*Las Vegas Sands Corp.	110,371	2,964,565
*Lazare Kaplan International, Inc.	995	856
*La-Z-Boy, Inc.	25,700	219,992
*Leapfrog Enterprises, Inc.	18,000	91,440
*Lear Corp.	300	23,451
*Learning Tree International, Inc.	7,899	91,628
*Lee Enterprises, Inc.	17,900	52,626
Leggett & Platt, Inc.	86,310	1,798,700
Lennar Corp. Class A	85,791	1,267,133
*Lennar Corp. Class B Voting	14,859	187,966
*Libbey, Inc.	4,527	56,633
#*Liberty Global, Inc. Class A	52,800	1,544,400
#*Liberty Global, Inc. Series C	45,685	1,336,286
*Liberty Media Corp. Capital Series A	51,949	2,422,901
*Liberty Media Corp. Capital Series B	329	15,326
*Liberty Media Corp. Interactive Class A	200,455	2,269,151
*Liberty Media Corp. Interactive Class B	1,100	12,837
*Liberty Media-Starz Corp. Series A	16,313	895,421
*Liberty Media-Starz Corp. Series B	192	10,560
#*Life Time Fitness, Inc.	19,200	698,112
*Lifetime Brands, Inc.	6,011	88,302
Limited Brands, Inc.	77,520	1,987,613
*LIN TV Corp. Class A	10,040	58,734
*Lincoln Educational Services Corp.	11,505	242,640
Lithia Motors, Inc.	8,000	70,400
*Live Nation Entertainment, Inc.	73,901	682,106
#*Liz Claiborne, Inc.	42,976	203,706
#*LKQ Corp.	73,300	1,449,874
#*LodgeNet Interactive Corp.	7,200	25,920
Lowe’s Cos., Inc.	240,682	4,991,745
*Luby’s, Inc.	14,100	73,320
*Lumber Liquidators Holdings, Inc.	4,600	114,172
*M/I Homes, Inc.	10,772	113,645
Mac-Gray Corp.	5,388	58,352
Macy’s, Inc.	138,411	2,581,365
*Madison Square Garden, Inc.	4,258	81,924
*Maidenform Brands, Inc.	11,335	281,448
Marcus Corp.	11,500	140,300
#*Marine Products Corp.	17,237	104,973
*MarineMax, Inc.	10,349	78,652

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Marriott International, Inc. Class A	20,895	$708,549
#*Martha Stewart Living Omnimedia, Inc.	12,300	62,115
Mattel, Inc.	56,582	1,197,275
Matthews International Corp. Class A	14,730	531,900
#*McClatchy Co. (The)	29,545	103,408
*McCormick & Schmick’s Seafood Restaurants, Inc.	5,364	42,429
McDonald’s Corp.	30,686	2,139,735
McGraw-Hill Cos., Inc.	12,300	377,487
MDC Holdings, Inc.	23,100	672,672
#*Media General, Inc.	10,800	111,564
*Mediacom Communications Corp.	14,541	106,731
Men’s Wearhouse, Inc. (The)	24,595	478,619
Meredith Corp.	18,700	593,725
*Meritage Homes Corp.	14,400	253,152
#*MGM Resorts International	146,014	1,585,712
*Midas, Inc.	3,044	26,787
*Modine Manufacturing Co.	22,466	228,030
#*Mohawk Industries, Inc.	29,900	1,463,007
*Monarch Casino & Resort, Inc.	8,300	88,395
#Monro Muffler Brake, Inc.	11,762	482,712
*Morgans Hotel Group Co.	9,700	71,877
#*Morningstar, Inc.	4,175	187,917
*Morton’s Restaurant Group, Inc.	6,335	30,978
*Motorcar Parts of America, Inc.	5,046	33,707
*Movado Group, Inc.	9,455	107,409
*MTR Gaming Group, Inc.	5,300	11,448
*Multimedia Games, Inc.	18,101	76,024
*Nathan’s Famous, Inc.	2,186	34,473
#National CineMedia, Inc.	13,694	245,670
National Presto Industries, Inc.	4,391	447,838
*Nautilus, Inc.	9,900	19,602
*Navarre Corp.	10,700	27,071
#*Netflix, Inc.	9,300	953,715
*New Frontier Media, Inc.	500	815
*New York & Co., Inc.	25,515	56,898
*New York Times Co. Class A (The)	77,800	679,972
#Newell Rubbermaid, Inc.	69,175	1,072,212
News Corp. Class A	361,845	4,722,077
News Corp. Class B	143,625	2,124,214
#*Nexstar Broadcasting Group, Inc.	4,533	24,478
NIKE, Inc. Class B	19,330	1,423,461
*Nobility Homes, Inc.	1,152	10,368
Nordstrom, Inc.	15,830	538,220
#Nutri/System, Inc.	7,167	140,187
#*NVR, Inc.	1,000	626,500
*O’Charley’s, Inc.	8,740	60,918
*Office Depot, Inc.	129,943	561,354
*OfficeMax, Inc.	28,750	410,838
Omnicom Group, Inc.	23,600	879,336
*Orbitz Worldwide, Inc.	31,100	140,261
#*O’Reilly Automotive, Inc.	33,830	1,667,142
#*Orient-Express Hotels, Ltd.	38,000	346,180
*Orleans Homebuilders, Inc.	3,100	341
*Outdoor Channel Holdings, Inc.	12,753	72,437
#*Overstock.com, Inc.	7,747	153,158
Oxford Industries, Inc.	8,600	192,640
#P.F. Chang’s China Bistro, Inc.	12,900	534,060
#*Pacific Sunwear of California, Inc.	26,400	106,656
*Palm Harbor Homes, Inc.	11,087	24,946
*Panera Bread Co.	4,600	359,766
*Papa John’s International, Inc.	10,817	273,995

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Peet’s Coffee & Tea, Inc.	7,000	$284,410
*Penn National Gaming, Inc.	46,500	1,273,635
#*Penske Automotive Group, Inc.	41,638	582,932
Pep Boys - Manny, Moe & Jack (The)	26,200	251,520
*Perry Ellis International, Inc.	7,300	163,447
#PetMed Express, Inc.	5,800	92,510
PetSmart, Inc.	15,192	471,712
Phillips-Van Heusen Corp.	28,932	1,501,281
#*Pier 1 Imports, Inc.	47,900	334,821
*Pinnacle Entertainment, Inc.	5,700	61,845
#*Playboy Enterprises, Inc. Class B	9,850	53,288
Polaris Industries, Inc.	5,400	322,380
#Polo Ralph Lauren Corp.	11,100	877,011
#Pool Corp.	20,278	448,752
#*Pre-Paid Legal Services, Inc.	3,800	186,428
#*Priceline.com, Inc.	3,200	718,080
Primedia, Inc.	35,200	106,304
*Princeton Review, Inc.	13,859	34,509
*Pulte Group, Inc.	144,691	1,270,387
*Quiksilver, Inc.	50,900	227,523
*Radio One, Inc.	17,129	18,842
#RadioShack Corp.	52,580	1,132,573
*RC2 Corp.	9,892	163,713
*RCN Corp.	16,542	247,137
*Reading International, Inc. Class A	4,671	21,300
*Red Lion Hotels Corp.	2,650	19,742
#*Red Robin Gourmet Burgers, Inc.	7,199	153,627
Regal Entertainment Group	24,400	325,740
#Regis Corp.	26,500	403,595
*Rent-A-Center, Inc.	40,650	893,894
#*Rentrak Corp.	4,669	120,880
*Retail Ventures, Inc.	24,500	237,405
*REX American Resources Corp.	7,200	115,560
RG Barry Corp.	7,961	94,338
*Rick’s Cabaret International, Inc.	4,200	32,298
*Rocky Brands, Inc.	3,035	24,189
#Ross Stores, Inc.	10,200	537,132
#*Royal Caribbean Cruises, Ltd.	73,745	2,128,281
*Rubio’s Restaurants, Inc.	3,681	31,877
#*Ruby Tuesday, Inc.	28,383	290,074
*Ruth’s Hospitality Group, Inc.	10,738	43,382
Ryland Group, Inc. (The)	20,669	337,318
*Saga Communications, Inc.	1,129	25,290
#*Saks, Inc.	74,300	610,003
*Salem Communications Corp.	4,740	16,163
#*Sally Beauty Holdings, Inc.	34,200	323,532
Scholastic Corp.	7,300	184,909
*Scientific Games Corp.	29,690	314,417
Scripps Networks Interactive, Inc.	7,948	338,823
#*Sealy Corp.	36,553	100,155
#*Sears Holdings Corp.	40,650	2,886,150
#*Select Comfort Corp.	18,500	144,300
Service Corp. International	157,874	1,345,086
Sherwin-Williams Co.	8,800	608,520
*Shiloh Industries, Inc.	7,091	68,641
*Shoe Carnival, Inc.	6,598	138,888
*Shuffle Master, Inc.	23,497	206,539
*Shutterfly, Inc.	11,911	298,728
*Signet Jewelers, Ltd. ADR	47,253	1,406,722
*Sinclair Broadcast Group, Inc. Class A	14,200	85,768
*Skechers U.S.A., Inc. Class A	21,000	778,890

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Skyline Corp.	4,273	$85,802
#*Smith & Wesson Holding Corp.	8,700	33,495
Snap-On, Inc.	35,034	1,564,969
#*Sonic Automotive, Inc.	21,400	211,646
*Sonic Corp.	16,073	141,442
Sotheby’s Class A	30,000	813,900
Spartan Motors, Inc.	13,881	59,549
Speedway Motorsports, Inc.	20,629	283,030
*Sport Chalet, Inc. Class A	100	222
Sport Supply Group, Inc.	6,127	82,960
Stage Stores, Inc.	16,900	185,900
Standard Motor Products, Inc.	9,985	97,853
*Standard Pacific Corp.	48,051	192,204
*Stanley Black & Decker, Inc.	24,064	1,396,193
*Stanley Furniture, Inc.	4,300	16,469
Staples, Inc.	39,257	798,095
Starbucks Corp.	36,500	907,025
#Starwood Hotels & Resorts Worldwide, Inc.	36,500	1,768,425
*Stein Mart, Inc.	18,746	144,719
*Steiner Leisure, Ltd.	6,200	263,562
*Steinway Musical Instruments, Inc.	5,142	100,166
*Steven Madden, Ltd.	14,409	556,620
Stewart Enterprises, Inc.	40,900	219,633
*Stoneridge, Inc.	12,828	137,388
*Strattec Security Corp.	554	11,540
Strayer Education, Inc.	2,170	519,498
#Sturm Ruger & Co., Inc.	9,200	128,800
Superior Industries International, Inc.	13,760	198,006
*Syms Corp.	3,094	23,112
Systemax, Inc.	18,141	296,787
*Talbots, Inc.	17,200	197,628
*Tandy Brands Accessories, Inc.	487	1,802
Tandy Leather Factory, Inc.	899	3,866
Target Corp.	59,079	3,031,934
#*Tempur-Pedic International, Inc.	17,967	551,048
#*Tenneco, Inc.	18,600	513,360
#*Texas Roadhouse, Inc.	35,498	478,513
Thor Industries, Inc.	23,500	654,240
Tiffany & Co.	19,420	816,999
*Timberland Co. Class A	26,400	465,168
Time Warner Cable, Inc.	88,298	5,047,997
Time Warner, Inc.	203,427	6,399,813
TJX Cos., Inc. (The)	14,400	597,888
*Toll Brothers, Inc.	76,873	1,334,515
*Town Sports International Holdings, Inc.	9,854	28,478
Tractor Supply Co.	12,400	861,924
*Trans World Entertainment Corp.	800	1,472
*True Religion Apparel, Inc.	8,780	215,812
*TRW Automotive Holdings Corp.	54,943	1,927,950
*Tuesday Morning Corp.	18,100	78,916
Tupperware Corp.	6,090	239,885
*Ulta Salon Cosmetics & Fragrance, Inc.	22,200	560,772
#*Under Armour, Inc. Class A	14,403	540,977
*Unifi, Inc.	35,389	138,725
*Universal Electronics, Inc.	7,656	134,439
*Universal Technical Institute, Inc.	6,800	138,516
#*Urban Outfitters, Inc.	13,100	421,296
*US Auto Parts Network, Inc.	14,039	94,061
V.F. Corp.	30,637	2,430,433
*Vail Resorts, Inc.	17,536	664,264
*Valassis Communications, Inc.	19,900	687,943

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Value Line, Inc.	353	$4,907
*Valuevision Media, Inc.	6,665	12,197
#*VCG Holding Corp.	1,084	2,168
#Viacom, Inc. Class A	4,001	149,597
Viacom, Inc. Class B	50,371	1,664,258
#*Volcom, Inc.	11,591	188,586
*WABCO Holdings, Inc.	22,170	857,536
Walt Disney Co. (The)	364,790	12,289,775
*Warnaco Group, Inc.	19,590	818,274
*Warner Music Group Corp.	27,200	127,568
Washington Post Co.	1,062	446,560
Weight Watchers International, Inc.	10,471	286,801
#*Wells-Gardner Electronics Corp.	1,365	2,866
Wendy’s/Arby’s Group, Inc.	162,234	707,340
*West Marine, Inc.	10,908	113,225
*Wet Seal, Inc. (The)	49,388	166,931
Weyco Group, Inc.	3,522	89,107
#Whirlpool Corp.	28,600	2,382,380
Wiley (John) & Sons, Inc. Class A	18,500	728,530
Wiley (John) & Sons, Inc. Class B	1,928	76,117
*Williams Controls, Inc.	1,500	11,985
Williams-Sonoma, Inc.	45,823	1,223,932
Winmark Corp.	611	20,438
#*Winnebago Industries, Inc.	12,800	133,760
*WMS Industries, Inc.	13,100	504,481
Wolverine World Wide, Inc.	19,200	548,928
World Wrestling Entertainment, Inc.	10,700	171,628
Wyndham Worldwide Corp.	81,926	2,091,571
Wynn Resorts, Ltd.	10,001	876,888
Yum! Brands, Inc.	15,386	635,442
*Zumiez, Inc.	20,658	378,041

Total Consumer Discretionary		274,558,568

Consumer Staples — (5.6%)
Alberto-Culver Co.	41,600	1,217,632
Alico, Inc.	2,828	68,890
*Alliance One International, Inc.	46,772	176,330
Altria Group, Inc.	72,000	1,595,520
Andersons, Inc. (The)	8,900	305,893
Archer-Daniels-Midland Co.	114,684	3,137,754
Arden Group, Inc. Class A	342	31,614
Avon Products, Inc.	14,966	465,892
B&G Foods, Inc.	22,400	256,928
*BJ’s Wholesale Club, Inc.	21,966	1,000,551
*Boston Beer Co., Inc. Class A	5,800	402,288
Brown-Forman Corp. Class A	1,338	85,779
#Brown-Forman Corp. Class B	5,175	327,112
Bunge, Ltd.	27,797	1,380,121
#Calavo Growers, Inc.	6,831	144,271
#Cal-Maine Foods, Inc.	11,361	358,894
#Campbell Soup Co.	12,500	448,750
Casey’s General Stores, Inc.	26,000	994,500
CCA Industries, Inc.	3,031	15,913
*Central European Distribution Corp.	30,906	805,719
*Central Garden & Pet Co.	10,091	105,047
*Central Garden & Pet Co. Class A	18,174	183,739
#*Chiquita Brands International, Inc.	33,877	497,314
#Church & Dwight Co., Inc.	14,300	947,661
Clorox Co.	7,039	456,690
Coca-Cola Bottling Co.	3,331	171,880
#Coca-Cola Co. (The)	80,301	4,425,388

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Coca-Cola Enterprises, Inc.	38,200	$1,096,340
Colgate-Palmolive Co.	17,375	1,372,278
ConAgra, Inc.	69,100	1,622,468
*Constellation Brands, Inc. Class A	62,297	1,062,787
*Constellation Brands, Inc. Class B	1,843	31,331
Corn Products International, Inc.	36,865	1,229,079
Costco Wholesale Corp.	36,187	2,052,165
#*Craft Brewers Alliance, Inc.	4,292	20,559
CVS Caremark Corp.	248,698	7,632,542
*Darling International, Inc.	42,700	348,432
*Dean Foods Co.	55,700	638,322
Del Monte Foods Co.	126,115	1,750,476
Diamond Foods, Inc.	6,461	287,773
Dr Pepper Snapple Group, Inc.	87,400	3,281,870
*Elizabeth Arden, Inc.	17,575	272,940
*Energizer Holdings, Inc.	19,800	1,218,096
#Estee Lauder Cos., Inc.	8,600	535,350
Farmer Brothers Co.	7,613	128,507
#Flowers Foods, Inc.	21,100	511,253
*Fresh Del Monte Produce, Inc.	26,619	554,740
General Mills, Inc.	32,460	1,110,132
Golden Enterprises, Inc.	900	2,925
#*Great Atlantic & Pacific Tea Co.	20,989	72,622
#*Green Mountain Coffee, Inc.	41,760	1,285,790
Griffin Land & Nurseries, Inc. Class A	1,766	53,245
H.J. Heinz Co.	11,100	493,728
#*Hain Celestial Group, Inc.	22,600	475,956
*Hansen Natural Corp.	9,400	393,766
*Harbinger Group, Inc.	4,256	27,238
Herbalife, Ltd.	7,023	348,622
Hershey Co. (The)	6,900	324,300
Hormel Foods Corp.	27,682	1,188,111
#*HQ Sustainable Maritime Industries, Inc.	4,720	20,060
#Imperial Sugar Co.	7,500	90,000
Ingles Markets, Inc.	5,795	94,227
Inter Parfums, Inc.	16,521	288,291
J & J Snack Foods Corp.	9,500	396,245
J.M. Smucker Co.	38,213	2,347,425
*John B. Sanfilippo & Son, Inc.	3,900	54,756
Kellogg Co.	12,976	649,449
Kimberly-Clark Corp.	14,746	945,514
Kraft Foods, Inc.	279,488	8,163,844
Kroger Co. (The)	33,700	713,766
#Lancaster Colony Corp.	12,400	643,808
Lance, Inc.	14,291	301,969
*Lifeway Foods, Inc.	1,900	19,912
Lorillard, Inc.	6,200	472,688
*Mannatech, Inc.	9,254	25,171
McCormick & Co., Inc. Non-Voting	8,600	338,238
McCormick & Co., Inc. Voting	548	21,454
Mead Johnson Nutrition Co.	3,414	181,420
#*Medifast, Inc.	6,205	187,639
*MGP Ingredients, Inc.	6,769	51,309
Molson Coors Brewing Co.	38,065	1,713,306
Molson Coors Brewing Co. Class A	100	4,351
Nash-Finch Co.	6,200	243,784
National Beverage Corp.	23,166	329,421
*Natural Alternatives International, Inc.	2,465	17,921
#Nu Skin Enterprises, Inc. Class A	18,800	535,424
*Nutraceutical International Corp.	5,931	93,413
Oil-Dri Corp. of America	3,793	82,991

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Omega Protein Corp.	6,397	$33,264
#*Orchids Paper Products Co.	1,900	27,455
*Overhill Farms, Inc.	7,310	38,012
*Pantry, Inc.	14,407	259,326
*Parlux Fragrances, Inc.	3,071	6,971
PepsiCo, Inc.	69,616	4,518,775
Philip Morris International, Inc.	68,274	3,484,705
*Physicians Formula Holdings, Inc.	3,651	12,870
*Pilgrim’s Pride Corp.	1,879	12,871
*Prestige Brands Holdings, Inc.	25,517	209,750
PriceSmart, Inc.	16,117	451,276
Procter & Gamble Co. (The)	193,343	11,824,858
*Ralcorp Holdings, Inc.	8,549	499,262
*Reddy Ice Holdings, Inc.	6,809	23,832
Reliv’ International, Inc.	2,518	5,842
*Revlon, Inc.	17,422	218,472
Reynolds American, Inc.	34,100	1,971,662
Rocky Mountain Chocolate Factory, Inc.	4,490	42,565
#Ruddick Corp.	23,853	845,589
Safeway, Inc.	75,286	1,546,374
Sanderson Farms, Inc.	10,925	510,744
Sara Lee Corp.	58,800	869,652
Schiff Nutrition International, Inc.	5,832	46,948
*Seneca Foods Corp.	3,815	116,663
*Seneca Foods Corp. Class B	162	5,024
*Smart Balance, Inc.	41,360	157,995
*Smithfield Foods, Inc.	89,509	1,275,503
Spartan Stores, Inc.	10,982	157,702
*Spectrum Brands Holdings, Inc.	251	7,279
#SUPERVALU, Inc.	51,345	579,172
*Susser Holdings Corp.	6,863	82,425
#*Synutra International, Inc.	288	4,856
#Sysco Corp.	16,789	519,955
Tasty Baking Co.	6,546	43,400
#Tootsie Roll Industries, Inc.	20,014	504,953
#*TreeHouse Foods, Inc.	16,812	801,764
Tyson Foods, Inc. Class A	97,451	1,706,367
*United Natural Foods, Inc.	22,900	772,417
United-Guardian, Inc.	900	10,120
Universal Corp.	12,600	558,810
*USANA Health Sciences, Inc.	5,433	227,643
#Vector Group, Ltd.	15,503	293,782
Village Super Market, Inc.	1,900	51,946
Walgreen Co.	79,696	2,275,321
#Wal-Mart Stores, Inc.	80,288	4,109,943
WD-40 Co.	6,859	249,393
Weis Markets, Inc.	15,380	551,373
#*Whole Foods Market, Inc.	25,025	950,199
*Winn-Dixie Stores, Inc.	31,704	311,016

Total Consumer Staples		114,245,705

Energy — (8.7%)
*Abraxas Petroleum Corp.	5,592	16,496
Adams Resources & Energy, Inc.	1,577	33,117
*Allis-Chalmers Energy, Inc.	30,200	78,822
Alon USA Energy, Inc.	23,640	162,880
*Alpha Natural Resources, Inc.	31,080	1,191,296
#*American Oil & Gas, Inc.	19,808	144,995
Anadarko Petroleum Corp.	79,868	3,926,311
Apache Corp.	56,903	5,438,789
*Approach Resources, Inc.	6,412	43,217

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
Arch Coal, Inc.	41,999	$994,956
*Atlas Energy, Inc.	26,429	782,034
#*ATP Oil & Gas Corp.	24,800	261,888
*Atwood Oceanics, Inc.	25,519	694,117
Baker Hughes, Inc.	48,374	2,335,013
*Barnwell Industries, Inc.	900	2,565
*Basic Energy Services, Inc.	18,700	175,219
Berry Petroleum Corp. Class A	25,739	767,537
*Bill Barrett Corp.	22,614	800,083
*Bolt Technology Corp.	3,150	29,799
*Boots & Coots, Inc.	22,400	66,752
#*BPZ Resources, Inc.	43,898	198,858
*Brigham Exploration Co.	18,480	318,965
#*Bristow Group, Inc.	17,000	568,310
*Bronco Drilling Co., Inc.	7,100	26,980
Cabot Oil & Gas Corp.	25,172	766,991
*Cal Dive International, Inc.	55,788	330,265
*Callon Petroleum Co.	8,100	46,737
*Cameron International Corp.	21,532	852,452
CARBO Ceramics, Inc.	10,900	874,180
*Carrizo Oil & Gas, Inc.	14,200	278,462
#*Cheniere Energy, Inc.	19,478	55,707
Chesapeake Energy Corp.	107,129	2,252,923
Chevron Corp.	307,200	23,411,712
Cimarex Energy Co.	28,600	1,969,682
*Clayton Williams Energy, Inc.	5,766	256,645
#*Clean Energy Fuels Corp.	23,900	451,232
*Complete Production Services, Inc.	37,300	718,025
*Comstock Resources, Inc.	25,700	650,467
#*Concho Resources, Inc.	28,049	1,682,379
ConocoPhillips	242,385	13,384,500
Consol Energy, Inc.	14,106	528,693
*Contango Oil & Gas Co.	7,600	333,184
#*Continental Resources, Inc.	13,452	612,470
*CREDO Petroleum Corp.	5,480	41,977
#*Crosstex Energy, Inc.	35,510	274,847
*CVR Energy, Inc.	21,800	176,580
*Dawson Geophysical Co.	3,793	88,415
Delek US Holdings, Inc.	20,482	153,615
#*Denbury Resources, Inc.	96,432	1,527,483
Devon Energy Corp.	70,570	4,409,919
DHT Holdings, Inc.	6,156	25,855
#Diamond Offshore Drilling, Inc.	7,162	426,067
*Double Eagle Petroleum Co.	3,816	16,218
*Dresser-Rand Group, Inc.	34,300	1,276,303
*Dril-Quip, Inc.	8,357	436,904
El Paso Corp.	37,887	466,768
*Energy Partners, Ltd.	12,113	154,925
*ENGlobal Corp.	8,649	19,287
EOG Resources, Inc.	39,107	3,812,933
*Evolution Petroleum Corp.	11,456	64,726
EXCO Resources, Inc.	31,999	464,306
#*Exterran Holdings, Inc.	31,299	834,744
Exxon Mobil Corp.	325,065	19,399,879
#*FMC Technologies, Inc.	9,675	612,234
*Forest Oil Corp.	28,984	828,653
Frontier Oil Corp.	40,200	494,058
*FX Energy, Inc.	14,565	51,269
General Maritime Corp.	18,922	105,774
*Geokinetics, Inc.	5,000	22,050
*GeoMet, Inc.	1,691	1,708

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*GeoResources, Inc.	9,952	$147,588
*Global Industries, Ltd.	43,378	205,612
#*GMX Resources, Inc.	5,100	31,569
#*Goodrich Petroleum Corp.	9,500	118,180
*Green Plains Renewable Energy, Inc.	15,433	142,910
Gulf Island Fabrication, Inc.	6,500	116,740
*Gulfmark Offshore, Inc.	9,400	276,736
*Gulfport Energy Corp.	20,800	271,648
Halliburton Co.	47,763	1,427,158
#*Harvest Natural Resources, Inc.	25,200	209,160
*Helix Energy Solutions Group, Inc.	48,615	456,495
Helmerich & Payne, Inc.	12,665	513,312
*Hercules Offshore, Inc.	23,200	58,928
Hess Corp.	56,778	3,042,733
*HKN, Inc.	2,684	8,240
Holly Corp.	26,300	702,999
#*Hornbeck Offshore Services, Inc.	11,000	185,130
#Houston American Energy Corp.	3,600	38,628
#*International Coal Group, Inc.	72,100	324,450
#*ION Geophysical Corp.	55,300	242,767
*James River Coal Co.	9,800	171,598
#*Key Energy Services, Inc.	57,700	557,382
*Kodiak Oil & Gas Corp.	6,000	20,100
Lufkin Industries, Inc.	16,800	690,648
*Magnum Hunter Resources Corp.	5,800	26,448
Marathon Oil Corp.	136,394	4,562,379
#*Mariner Energy, Inc.	49,647	1,186,067
Massey Energy Co.	37,870	1,158,065
*Matrix Service Co.	12,562	121,726
*McMoran Exploration Co.	13,500	140,535
#*Mexco Energy Corp.	200	1,350
*Mitcham Industries, Inc.	4,104	30,164
Murphy Oil Corp.	33,300	1,823,175
*Nabors Industries, Ltd.	93,544	1,722,145
National-Oilwell, Inc.	67,961	2,661,353
*Natural Gas Services Group, Inc.	5,400	89,370
*Newfield Exploration Co.	31,996	1,710,506
*Newpark Resources, Inc.	49,300	393,907
Noble Corp.	27,200	884,000
Noble Energy, Inc.	30,875	2,070,478
#*Northern Oil & Gas, Inc.	4,300	63,124
Occidental Petroleum Corp.	49,118	3,827,766
*Oceaneering International, Inc.	7,561	374,118
*Oil States International, Inc.	24,395	1,120,706
*OMNI Energy Services Corp.	3,200	8,608
Overseas Shipholding Group, Inc.	18,959	743,762
*OYO Geospace Corp.	3,700	198,024
Panhandle Oil & Gas, Inc.	4,225	126,285
*Parker Drilling Co.	55,300	231,154
#*Patriot Coal Corp.	45,100	543,906
Patterson-UTI Energy, Inc.	71,934	1,181,876
Peabody Energy Corp.	13,407	605,326
Penn Virginia Corp.	21,300	404,700
*Petrohawk Energy Corp.	48,950	771,942
*Petroleum Development Corp.	11,300	329,282
#*PetroQuest Energy, Inc.	32,708	217,181
*PHI, Inc. Non-Voting	6,193	98,407
*Pioneer Drilling Co.	24,600	162,852
#Pioneer Natural Resources Co.	37,978	2,199,686
*Plains Exploration & Production Co.	49,738	1,121,592
*PostRock Energy Corp.	700	3,472

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Precision Drilling Corp.	6,936	$52,367
*Pride International, Inc.	54,787	1,303,383
*Pyramid Oil Co.	350	1,586
*QEP Resources, Inc.	41,000	1,411,220
*Quicksilver Resources, Inc.	37,032	466,233
#Range Resources Corp.	23,492	872,023
#*Rex Energy Corp.	22,700	240,620
*Rosetta Resources, Inc.	27,616	609,485
*Rowan Cos., Inc.	57,962	1,464,120
RPC, Inc.	49,521	826,010
#*SandRidge Energy, Inc.	109,530	646,227
#Schlumberger, Ltd.	47,023	2,805,392
*SEACOR Holdings, Inc.	11,468	949,780
*Seahawk Drilling, Inc.	3,322	32,987
SM Energy Co.	30,776	1,274,742
Smith International, Inc.	14,744	611,581
Southern Union Co.	28,500	643,245
*Southwestern Energy Co.	12,100	441,045
Spectra Energy Corp.	32,693	679,687
#*Stone Energy Corp.	24,507	288,202
Sunoco, Inc.	43,540	1,553,072
*Superior Energy Services, Inc.	38,092	868,117
#*Superior Well Services, Inc.	15,234	282,895
*Swift Energy Corp.	18,100	469,333
*T-3 Energy Services, Inc.	6,400	162,304
Teekay Corp.	10,283	284,016
#Tesoro Petroleum Corp.	78,700	1,016,017
*Tetra Technologies, Inc.	37,300	388,666
*TGC Industries, Inc.	5,600	19,040
Tidewater, Inc.	27,919	1,144,121
*Toreador Resources Corp.	9,240	68,099
#*Trico Marine Services, Inc.	3,438	2,682
*Union Drilling, Inc.	10,400	61,672
#*Unit Corp.	25,714	1,051,703
#*Uranium Energy Corp.	6,699	18,556
#*USEC, Inc.	65,000	359,450
VAALCO Energy, Inc.	30,500	182,085
Valero Energy Corp.	99,700	1,693,903
#*Venoco, Inc.	17,300	325,586
#*Voyager Oil & Gas, Inc.	2,818	10,427
W&T Offshore, Inc.	27,280	251,249
*Warren Resources, Inc.	31,300	98,282
*Weatherford International, Ltd.	11,400	184,680
#*Western Refining, Inc.	31,900	169,070
*Westmoreland Coal Co.	3,531	30,014
#*Whiting Petroleum Corp.	16,859	1,483,761
*Willbros Group, Inc.	19,000	173,850
Williams Cos., Inc. (The)	28,735	557,746
World Fuel Services Corp.	29,500	768,475

Total Energy		176,878,156

Financials — (17.2%)
1st Source Corp.	13,997	257,405
*1st United Bancorp, Inc.	5,858	43,584
21st Century Holding Co.	1,554	5,936
Abington Bancorp, Inc.	14,443	137,786
Access National Corp.	1,483	8,779
Advance America Cash Advance Centers, Inc.	29,839	117,566
*Affiliated Managers Group, Inc.	17,375	1,230,671
*Affirmative Insurance Holdings, Inc.	4,394	17,181
Aflac, Inc.	34,330	1,688,693

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Allegheny Corp.	3,659	$1,098,505
Alliance Bancorp, Inc. of Pennsylvania	732	6,112
Alliance Financial Corp.	1,000	29,840
Allied World Assurance Co. Holdings, Ltd.	16,110	802,600
Allstate Corp. (The)	92,621	2,615,617
Alterra Capital Holdings, Ltd.	13,229	255,981
*Altisource Portfolio Solutions SA	11,666	330,964
*Amcore Financial, Inc.	5,020	60
#*American Capital, Ltd.	111,177	577,009
American Equity Investment Life Holding Co.	28,229	304,873
American Express Co.	60,320	2,692,685
American Financial Group, Inc.	68,646	2,022,998
*American Independence Corp.	375	1,875
American National Bankshares, Inc.	2,125	46,963
American National Insurance Co.	4,817	377,075
American Physicians Capital, Inc.	5,822	238,411
*American River Bankshares	2,071	14,766
*American Safety Insurance Holdings, Ltd.	4,531	74,762
#*American Spectrum Realty, Inc.	450	5,405
#*AmeriCredit Corp.	49,220	1,186,694
Ameriprise Financial, Inc.	42,219	1,789,663
*Ameris Bancorp	10,544	103,753
*AMERISAFE, Inc.	9,966	178,989
*AmeriServe Financial, Inc.	3,367	6,364
AmTrust Financial Services, Inc.	28,247	362,409
#*Ante5, Inc.	2,818	719
AON Corp.	23,021	867,201
#*Arch Capital Group, Ltd.	7,936	621,071
Argo Group International Holdings, Ltd.	21,093	656,836
#Arrow Financial Corp.	7,017	176,969
Aspen Insurance Holdings, Ltd.	41,342	1,130,704
*Asset Acceptance Capital Corp.	13,200	59,268
Associated Banc-Corp.	84,018	1,141,805
Assurant, Inc.	36,607	1,365,075
Assured Guaranty, Ltd.	62,328	978,550
Asta Funding, Inc.	4,875	44,119
Astoria Financial Corp.	55,200	730,848
*Atlantic Coast Federal Corp.	1,974	4,165
Auburn National Bancorporation, Inc.	600	11,130
*Avatar Holdings, Inc.	5,500	110,055
Axis Capital Holdings, Ltd.	39,173	1,221,022
*B of I Holding, Inc.	5,389	84,176
Baldwin & Lyons, Inc.	174	3,918
Baldwin & Lyons, Inc. Class B	4,505	100,642
BancFirst Corp.	10,800	444,744
Banco Santander SA Sponsored ADR	833	10,637
Bancorp Rhode Island, Inc.	1,598	46,646
*Bancorp, Inc.	9,526	71,921
#BancorpSouth, Inc.	40,026	586,781
#*BancTrust Financial Group, Inc.	8,300	25,564
Bank Mutual Corp.	29,001	170,526
Bank of America Corp.	1,258,906	17,675,040
Bank of Commerce Holdings	2,469	10,740
Bank of Hawaii Corp.	19,471	969,851
#Bank of Kentucky Financial Corp.	500	9,270
Bank of New York Mellon Corp. (The)	200,418	5,024,479
Bank of the Ozarks, Inc.	9,000	337,050
*BankAtlantic Bancorp, Inc.	9,688	15,598
BankFinancial Corp.	9,339	82,930
Bar Harbor Bankshares	1,013	27,148
BB&T Corp.	112,544	2,794,468

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
BCB Bancorp, Inc.	2,691	$22,335
Beacon Federal Bancorp, Inc.	1,400	12,915
*Beneficial Mutual Bancorp, Inc.	32,661	329,550
#*Berkshire Hathaway, Inc.	9,354	730,734
Berkshire Hills Bancorp, Inc.	6,388	128,974
#BGC Partners, Inc. Class A	13,801	74,801
BlackRock, Inc.	6,731	1,060,065
BOK Financial Corp.	16,500	803,715
Boston Private Financial Holdings, Inc.	40,498	267,692
Bridge Bancorp, Inc.	1,089	28,445
*Bridge Capital Holdings	1,483	13,792
Brookline Bancorp, Inc.	36,650	354,772
Brooklyn Federal Bancorp, Inc.	3,800	15,846
Brown & Brown, Inc.	41,347	827,767
Bryn Mawr Bank Corp.	4,853	90,266
C&F Financial Corp.	268	5,226
Calamos Asset Management, Inc.	6,016	62,566
California First National Bancorp	1,759	23,377
Camden National Corp.	3,400	106,250
*Cape Bancorp, Inc.	1,065	8,051
Capital City Bank Group, Inc.	7,984	110,419
Capital One Financial Corp.	74,188	3,140,378
Capital Southwest Corp.	1,955	173,643
CapitalSource, Inc.	75,440	405,867
#*Capitol Bancorp, Ltd.	8,149	11,164
#Capitol Federal Financial	7,823	245,877
Cardinal Financial Corp.	13,661	139,615
*Cardtronics, Inc.	9,100	117,845
*Carolina Bank Holdings, Inc.	900	3,015
#*Cascade Financial Corp.	7,916	2,930
Cash America International, Inc.	15,143	507,291
Cathay General Bancorp	33,778	397,229
*CB Richard Ellis Group, Inc.	22,747	386,699
Center Bancorp, Inc.	6,087	44,679
*Center Financial Corp.	10,520	54,388
CenterState Banks of Florida, Inc.	10,939	96,482
*Central Jersey Bancorp	3,391	24,822
#*Central Pacific Financial Corp.	7,560	12,550
*Centrue Financial Corp.	1,532	2,129
Century Bancorp, Inc. Class A	670	14,392
Charles Schwab Corp. (The)	41,715	616,965
Chemical Financial Corp.	11,938	268,008
*Chicopee Bancorp, Inc.	3,900	44,382
Chubb Corp.	62,321	3,279,954
Cincinnati Financial Corp.	66,527	1,832,819
*CIT Group, Inc.	5,921	215,288
*Citigroup, Inc.	1,517,692	6,222,537
Citizens Community Bancorp, Inc.	900	3,447
#Citizens Holding Co.	200	3,654
Citizens South Banking Corp.	1,100	6,171
#*Citizens, Inc.	24,700	164,996
City Holding Co.	9,860	290,377
City National Corp.	27,720	1,570,892
CKX Lands, Inc.	39	439
Clifton Savings Bancorp, Inc.	10,879	97,693
CME Group, Inc.	12,950	3,610,460
#*CNA Financial Corp.	85,211	2,391,021
*CNA Surety Corp.	33,405	576,236
CNB Financial Corp.	1,386	16,729
#*CNO Financial Group, Inc.	108,743	583,950
CoBiz Financial, Inc.	15,096	95,256

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Codorus Valley Bancorp, Inc.	190	$1,583
Cohen & Steers, Inc.	17,425	388,578
*Colonial Financial Services, Inc.	350	3,465
#*Colony Bankcorp, Inc.	105	625
Columbia Banking System, Inc.	12,969	237,073
Comerica, Inc.	61,107	2,344,065
Commerce Bancshares, Inc.	19,717	771,921
Commercial National Financial Corp.	540	8,775
#Community Bank System, Inc.	24,995	618,626
*Community Capital Corp.	162	578
Community Trust Bancorp, Inc.	9,161	251,744
*CompuCredit Holdings Corp.	16,413	83,214
Consolidated-Tokoma Land Co.	3,000	86,430
*Consumer Portfolio Services, Inc.	300	261
*Cowen Group, Inc.	6,257	26,029
*Crawford & Co. Class A	1,841	4,326
*Crawford & Co. Class B	4,501	15,348
#*Credit Acceptance Corp.	14,546	814,285
*Crescent Financial Corp.	1,666	4,582
Cullen Frost Bankers, Inc.	25,171	1,389,691
CVB Financial Corp.	50,000	509,000
Danvers Bancorp, Inc.	9,977	163,623
#Delphi Financial Group, Inc. Class A	22,108	573,703
Diamond Hill Investment Group, Inc.	1,238	71,940
Dime Community Bancshares, Inc.	17,835	233,639
Discover Financial Services	193,647	2,956,990
*Dollar Financial Corp.	12,514	245,400
Donegal Group, Inc. Class A	11,178	131,453
Donegal Group, Inc. Class B	1,947	31,025
#*Doral Financial Corp.	13,473	33,144
Duff & Phelps Corp.	5,500	59,620
*E*Trade Financial Corp.	200	2,926
East West Bancorp, Inc.	50,290	784,021
Eastern Insurance Holdings, Inc.	3,549	40,743
Eastern Virginia Bankshares, Inc.	1,053	4,191
Eaton Vance Corp.	9,419	282,193
ECB Bancorp, Inc.	468	6,777
#*eHealth, Inc.	11,857	131,613
EMC Insurance Group, Inc.	5,941	132,841
Employers Holdings, Inc.	25,610	397,979
*Encore Bancshares, Inc.	4,141	38,760
*Encore Capital Group, Inc.	13,700	301,400
Endurance Specialty Holdings, Ltd.	38,019	1,467,153
*Enstar Group, Ltd.	6,172	448,890
Enterprise Bancorp, Inc.	3,360	37,464
Enterprise Financial Services Corp.	6,434	65,884
Erie Indemnity Co.	16,842	825,763
ESB Financial Corp.	4,561	64,447
ESSA Bancorp, Inc.	9,962	126,717
Evans Bancorp, Inc.	807	10,491
Evercore Partners, Inc. Class A	4,600	108,008
Everest Re Group, Ltd.	19,573	1,519,256
*EzCorp, Inc.	23,400	465,660
#F.N.B. Corp.	53,208	455,993
Farmers Capital Bank Corp.	1,450	7,526
FBL Financial Group, Inc. Class A	14,499	328,982
Federal Agricultural Mortgage Corp.	6,100	91,134
Federal Agricultural Mortgage Corp. Class A	191	2,292
#Federated Investors, Inc.	7,000	148,540
Fidelity National Financial, Inc.	63,084	931,751
*Fidelity Southern Corp.	2,963	19,317

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Fifth Third Bancorp	255,305	$3,244,927
Financial Institutions, Inc.	6,171	117,064
*First Acceptance Corp.	17,589	30,253
First Advantage Bancorp	956	10,095
First American Financial Corp.	44,750	660,063
First Bancorp	10,455	174,494
First Bancorp, Inc.	1,907	26,698
First Busey Corp.	20,880	95,839
First Business Financial Services, Inc.	1,140	10,773
*First California Financial Group, Inc.	2,007	5,620
*First Cash Financial Services, Inc.	14,286	342,578
First Citizens BancShares, Inc.	5,616	1,061,480
First Commonwealth Financial Corp.	39,542	209,573
First Community Bancshares, Inc.	7,129	104,868
First Defiance Financial Corp.	3,509	35,020
#First Federal Bancshares of Arkansas, Inc.	124	229
First Financial Bancorp	26,425	420,158
#First Financial Bankshares, Inc.	9,697	475,347
First Financial Corp.	6,066	172,092
First Financial Holdings, Inc.	7,692	96,765
First Financial Northwest, Inc.	11,880	54,173
First Financial Service Corp.	444	2,953
#*First Horizon National Corp.	138,896	1,593,137
#First M&F Corp.	511	2,018
#*First Marblehead Corp. (The)	5,092	13,697
First Merchants Corp.	11,530	100,080
First Mercury Financial Corp.	9,013	103,289
First Midwest Bancorp, Inc.	30,906	388,797
First Niagara Financial Group, Inc.	102,125	1,369,496
First Pactrust Bancorp, Inc.	244	2,347
First Place Financial Corp.	8,972	32,568
First Security Group, Inc.	6,111	11,916
First South Bancorp, Inc.	4,140	49,018
#First United Corp.	1,100	4,334
Firstbank Corp.	1,136	5,566
*FirstCity Financial Corp.	3,686	26,724
FirstMerit Corp.	43,164	850,762
Flagstone Reinsurance Holdings SA	38,191	421,629
Flushing Financial Corp.	14,559	181,551
#*Forest City Enterprises, Inc. Class A	67,473	856,907
*Forest City Enterprises, Inc. Class B	4,120	52,942
*Forestar Group, Inc.	5,866	94,501
*Fox Chase Bancorp, Inc.	8,431	81,528
*FPIC Insurance Group, Inc.	7,057	208,534
Franklin Resources, Inc.	13,920	1,400,074
Fulton Financial Corp.	104,482	951,831
*GAINSCO, Inc.	230	1,726
Gallagher (Arthur J.) & Co.	23,900	607,538
GAMCO Investors, Inc.	3,560	143,254
*Genworth Financial, Inc.	177,318	2,407,978
German American Bancorp, Inc.	6,319	105,843
GFI Group, Inc.	51,684	304,419
Glacier Bancorp, Inc.	26,823	428,632
#*Gleacher & Co., Inc.	36,443	72,886
*Global Indemnity P.L.C.	8,028	122,186
Goldman Sachs Group, Inc. (The)	82,432	12,432,394
Great Southern Bancorp, Inc.	6,070	133,115
#*Greene Bancshares, Inc.	5,173	51,885
#Greenhill & Co., Inc.	4,263	290,097
*Greenlight Capital Re, Ltd.	14,454	372,769
*Guaranty Bancorp	7,729	8,579

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Hallmark Financial Services, Inc.	8,801	$89,242
Hampden Bancorp, Inc.	1,465	14,591
#*Hampton Roads Bankshares, Inc.	833	916
Hancock Holding Co.	17,590	536,671
#*Hanmi Financial Corp.	8,200	11,562
Hanover Insurance Group, Inc.	30,043	1,316,785
Harleysville Group, Inc.	13,389	421,486
Harleysville Savings Financial Corp.	1,246	19,288
*Harris & Harris Group, Inc.	10,300	41,921
Hartford Financial Services Group, Inc.	71,015	1,662,461
Hawthorn Bancshares, Inc.	216	2,657
HCC Insurance Holdings, Inc.	45,430	1,186,632
Heartland Financial USA, Inc.	7,687	135,752
*Heritage Commerce Corp.	6,986	25,080
*Heritage Financial Corp.	2,530	37,571
#Heritage Financial Group	611	6,892
HF Financial Corp.	396	3,841
*HFF, Inc.	6,600	57,816
*Hilltop Holdings, Inc.	34,900	362,611
Hingham Institution for Savings	200	7,522
*HMN Financial, Inc.	212	943
*Home Bancorp, Inc.	698	9,186
Home Bancshares, Inc.	14,299	343,605
Home Federal Bancorp, Inc.	8,959	116,915
*Homeowners Choice, Inc.	939	5,263
HopFed Bancorp, Inc.	1,600	15,216
Horace Mann Educators Corp.	18,700	314,534
Horizon Bancorp	500	11,125
*Horizon Financial Corp.	241	2
Hudson City Bancorp, Inc.	127,500	1,583,550
Hudson Valley Holding Corp.	1,938	37,520
Huntington Bancshares, Inc.	266,142	1,612,821
IBERIABANK Corp.	13,120	681,715
Independence Holding Co.	5,300	33,973
Independent Bank Corp. (453836108)	11,615	276,553
Independent Bank Corp. (453838104)	754	264
Indiana Community Bancorp	475	5,949
Infinity Property & Casualty Corp.	7,323	351,797
#*Interactive Brokers Group, Inc.	10,400	172,120
*IntercontinentalExchange, Inc.	2,225	235,005
#*International Assets Holding Corp.	7,069	119,749
International Bancshares Corp.	35,000	606,900
#*Intervest Bancshares Corp.	1,866	6,139
Invesco, Ltd.	82,785	1,617,619
*Investment Technology Group, Inc.	18,217	286,189
*Investors Bancorp, Inc.	60,526	794,706
*Investors Capital Holdings, Ltd.	540	1,388
Investors Title Co.	547	15,365
#Janus Capital Group, Inc.	74,272	778,371
#Jefferies Group, Inc.	81,978	2,024,037
Jefferson Bancshares, Inc.	200	758
JMP Group, Inc.	8,500	59,925
Jones Lang LaSalle, Inc.	19,993	1,548,658
JPMorgan Chase & Co.	762,068	30,696,099
*KBW, Inc.	17,404	397,681
Kearny Financial Corp.	38,365	360,247
#Kentucky First Federal Bancorp	1,549	14,173
KeyCorp	274,200	2,319,732
#K-Fed Bancorp	5,054	43,970
#*Knight Capital Group, Inc.	46,522	668,986
Lakeland Bancorp, Inc.	11,263	101,029

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Lakeland Financial Corp.	7,220	$148,227
Landmark Bancorp, Inc.	1,050	17,183
Legacy Bancorp, Inc.	4,612	37,795
#Legg Mason, Inc.	52,266	1,509,965
*Leucadia National Corp.	48,856	1,079,229
Life Partners Holdings, Inc.	2,578	44,728
Lincoln National Corp.	104,210	2,713,628
LNB Bancorp, Inc.	884	4,429
Loews Corp.	75,812	2,816,416
*Louisiana Bancorp, Inc.	2,000	29,000
LSB Corp.	600	12,474
#M&T Bank Corp.	45,894	4,008,382
#*Macatawa Bank Corp.	4,000	7,320
*Maiden Holdings, Ltd.	1,963	13,466
MainSource Financial Group, Inc.	12,698	95,743
*Markel Corp.	2,900	980,200
*Market Leader, Inc.	3,600	7,128
MarketAxess Holdings, Inc.	16,626	236,422
*Marlin Business Services Corp.	4,760	53,217
Marsh & McLennan Cos., Inc.	40,143	944,163
Marshall & Ilsley Corp.	134,439	945,106
*Maui Land & Pineapple Co., Inc.	1,700	6,732
#MB Financial, Inc.	24,932	432,321
#*MBIA, Inc.	166,900	1,448,692
*MBT Financial Corp.	2,591	4,612
MCG Capital Corp.	35,946	208,127
Meadowbrook Insurance Group, Inc.	26,868	246,111
Medallion Financial Corp.	9,217	64,611
#*Mercantile Bancorp, Inc.	1,350	3,780
Mercantile Bank Corp.	2,651	14,289
Mercer Insurance Group, Inc.	2,700	45,036
Merchants Bancshares, Inc.	2,092	49,894
Mercury General Corp.	26,070	1,124,399
*Meridian Interstate Bancorp, Inc.	5,785	62,594
Meta Financial Group, Inc.	137	4,414
MetLife, Inc.	132,135	5,557,598
*Metro Bancorp, Inc.	659	8,376
*MetroCorp Bancshares, Inc.	1,365	3,890
*MF Global Holdings, Ltd.	57,584	370,265
#*MGIC Investment Corp.	77,481	665,562
MicroFinancial, Inc.	1,350	5,400
MidSouth Bancorp, Inc.	2,686	35,025
Montpelier Re Holdings, Ltd.	40,003	650,449
#Moody’s Corp.	16,693	393,120
Morgan Stanley	221,389	5,975,289
MSB Financial Corp.	400	3,084
*MSCI, Inc.	8,858	285,848
MutualFirst Financial, Inc.	1,250	9,225
*Nara Bancorp, Inc.	18,400	131,928
*NASDAQ OMX Group, Inc. (The)	61,522	1,197,833
*National Financial Partners Corp.	18,700	200,651
National Interstate Corp.	10,729	239,364
National Penn Bancshares, Inc.	54,918	365,754
National Western Life Insurance Co. Class A	400	61,664
*Navigators Group, Inc. (The)	12,800	545,664
NBT Bancorp, Inc.	24,899	549,770
Nelnet, Inc. Class A	21,430	432,029
New England Bancshares, Inc.	1,100	7,909
New Hampshire Thrift Bancshares, Inc.	1,472	14,882
New Westfield Financial, Inc.	18,225	149,627
New York Community Bancorp, Inc.	90,436	1,560,925

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
NewAlliance Bancshares, Inc.	63,752	$775,862
*NewBridge Bancorp	3,167	11,940
*Newport Bancorp, Inc.	1,100	13,684
*NewStar Financial, Inc.	17,575	127,594
*North Valley Bancorp	336	625
Northeast Community Bancorp, Inc.	5,046	28,762
Northern Trust Corp.	19,361	909,773
#Northfield Bancorp, Inc.	20,143	259,643
Northrim Bancorp, Inc.	2,038	35,869
Northwest Bancshares, Inc.	53,526	649,270
Norwood Financial Corp.	65	1,789
NYMAGIC, Inc.	1,300	33,150
NYSE Euronext, Inc.	101,318	2,935,182
Ocean Shore Holding Co.	1,929	20,370
OceanFirst Financial Corp.	8,123	102,837
*Ocwen Financial Corp.	45,200	477,312
Ohio Valley Banc Corp.	700	14,651
Old National Bancorp	40,478	425,829
Old Republic International Corp.	106,300	1,329,813
#Old Second Bancorp, Inc.	9,448	13,133
OneBeacon Insurance Group, Ltd.	15,597	247,836
*optionsXpress Holdings, Inc.	22,246	347,038
Oriental Financial Group, Inc.	11,100	157,176
Oritani Financial Corp.	23,334	233,340
Osage Bancshares, Inc.	1,100	8,938
Pacific Continental Corp.	6,464	59,081
#*Pacific Mercantile Bancorp	700	2,695
PacWest Bancorp	15,912	333,038
#Park National Corp.	7,482	501,893
Parkvale Financial Corp.	1,521	11,803
PartnerRe, Ltd.	25,441	1,841,165
#*Patriot National Bancorp	78	154
Peapack-Gladstone Financial Corp.	2,972	37,596
Penns Woods Bancorp, Inc.	1,152	36,000
*Penson Worldwide, Inc.	11,773	63,339
Peoples Bancorp, Inc.	6,533	112,694
People’s United Financial, Inc.	130,357	1,804,141
#*PHH Corp.	25,189	501,513
*Phoenix Cos., Inc. (The)	87,000	208,800
*PICO Holdings, Inc.	10,470	328,130
#*Pinnacle Financial Partners, Inc.	14,903	150,371
*Piper Jaffray Cos., Inc.	8,300	258,877
Platinum Underwriters Holdings, Ltd.	21,769	850,733
*PMA Capital Corp.	14,800	99,308
#*PMI Group, Inc. (The)	38,200	119,566
PNC Financial Services Group, Inc.	85,516	5,078,795
*Popular, Inc.	51,975	149,168
Porter Bancorp, Inc.	3,039	32,973
#*Portfolio Recovery Associates, Inc.	8,634	601,617
#*Preferred Bank	4,693	8,917
Premier Financial Bancorp, Inc.	1,250	7,962
Presidential Life Corp.	8,338	81,796
*Primus Guaranty, Ltd.	12,542	54,683
#Princeton National Bancorp, Inc.	1,151	6,791
Principal Financial Group, Inc.	72,913	1,867,302
PrivateBancorp, Inc.	18,100	223,897
*ProAssurance Corp.	19,955	1,187,522
Progressive Corp.	51,025	1,002,131
Prosperity Bancshares, Inc.	27,842	943,287
Protective Life Corp.	41,660	936,933
*Providence Community Bancshares, Inc.	100	208

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Provident Financial Holdings, Inc.	4,700	$28,905
Provident Financial Services, Inc.	36,200	463,722
Provident New York Bancorp	22,203	206,044
Prudential Bancorp, Inc. of Pennsylvania	1,666	10,962
Prudential Financial, Inc.	76,197	4,365,326
#Pulaski Financial Corp.	2,732	18,332
QC Holdings, Inc.	6,713	27,590
*QCR Holdings, Inc.	797	7,795
Radian Group, Inc.	40,100	344,860
*Rainier Pacific Financial Group, Inc.	1,250	17
Raymond James Financial, Inc.	31,561	842,047
Regions Financial Corp.	385,853	2,828,302
Reinsurance Group of America, Inc.	27,741	1,331,013
RenaissanceRe Holdings, Ltd.	19,791	1,132,441
#Renasant Corp.	12,689	193,507
Republic Bancorp, Inc. Class A	8,999	222,995
Resource America, Inc.	5,431	23,625
Rewards Network, Inc.	1,462	20,307
*Riverview Bancorp, Inc.	400	800
#RLI Corp.	10,184	565,110
Rockville Financial, Inc.	9,020	114,283
*Rodman & Renshaw Capital Group, Inc.	13,984	41,672
Roma Financial Corp.	14,191	161,919
Rome Bancorp, Inc.	2,991	27,368
*Royal Bancshares of Pennsylvania, Inc. Class A	1,952	4,919
Rurban Financial Corp.	600	2,184
S&T Bancorp, Inc.	18,553	376,626
S.Y. Bancorp, Inc.	7,148	178,200
*Safeguard Scientifics, Inc.	9,530	120,745
Safety Insurance Group, Inc.	8,869	347,665
Salisbury Bancorp, Inc.	300	6,780
Sanders Morris Harris Group, Inc.	1,315	7,232
Sandy Spring Bancorp, Inc.	10,376	175,769
Savannah Bancorp, Inc. (The)	1,179	11,495
SCBT Financial Corp.	6,309	203,339
SeaBright Holdings, Inc.	12,904	105,684
#*Seacoast Banking Corp. of Florida	4,068	5,532
SEI Investments Co.	13,929	267,158
Selective Insurance Group, Inc.	30,027	467,220
Shore Bancshares, Inc.	1,418	15,626
SI Financial Group, Inc.	2,757	18,610
#Sierra Bancorp	4,086	48,419
*Signature Bank	20,948	805,241
Simmons First National Corp.	7,935	209,087
*SLM Corp.	67,351	808,212
Smithtown Bancorp, Inc.	2,121	8,484
Somerset Hills Bancorp	977	8,158
*Southcoast Financial Corp.	900	2,790
*Southern Community Financial Corp.	6,110	12,159
*Southern First Bancshares, Inc.	15	90
Southside Bancshares, Inc.	8,148	154,486
Southwest Bancorp, Inc.	8,524	124,024
#*St. Joe Co. (The)	31,720	818,059
StanCorp Financial Group, Inc.	25,050	944,134
State Auto Financial Corp.	19,901	313,043
State Bancorp, Inc.	7,347	70,384
State Street Corp.	48,783	1,898,634
StellarOne Corp.	11,478	155,756
Sterling Bancorp	13,638	133,107
Sterling Bancshares, Inc.	37,100	192,549
#Stewart Information Services Corp.	8,800	87,912

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#*Stifel Financial Corp.	12,979	$601,447
*Stratus Properties, Inc.	271	2,591
Student Loan Corp.	4,997	125,425
Suffolk Bancorp	5,363	145,391
*Sun Bancorp, Inc.	10,552	56,348
SunTrust Banks, Inc.	76,190	1,977,130
*Superior Bancorp	4,475	7,966
Susquehanna Bancshares, Inc.	56,084	485,127
#*SVB Financial Group	21,386	923,661
SWS Group, Inc.	14,900	129,928
#Synovus Financial Corp.	276,269	723,825
T. Rowe Price Group, Inc.	10,500	506,415
*Taylor Capital Group, Inc.	4,579	45,515
TCF Financial Corp.	65,058	1,030,519
*TD Ameritrade Holding Corp.	39,238	617,606
Teche Holding Co.	600	16,920
*Tejon Ranch Co.	8,678	199,941
#*Tennessee Commerce Bancorp, Inc.	731	4,130
*Territorial Bancorp, Inc.	1,437	26,168
*Teton Advisors, Inc.	29	268
#*Texas Capital Bancshares, Inc.	17,916	299,018
TF Financial Corp.	800	16,560
TFS Financial Corp.	49,333	614,689
Thomas Properties Group, Inc.	22,736	82,986
Tompkins Financial Corp.	5,323	222,235
Torchmark Corp.	25,576	1,357,318
Tower Bancorp, Inc.	1,522	32,449
Tower Group, Inc.	15,271	329,090
#TowneBank	9,427	145,176
*TradeStation Group, Inc.	18,780	120,004
Transatlantic Holdings, Inc.	25,357	1,212,318
Travelers Cos., Inc. (The)	100,570	5,073,756
*Tree.com, Inc.	4,376	31,507
TriCo Bancshares	8,086	152,583
Trustco Bank Corp.	37,300	217,086
Trustmark Corp.	33,404	734,888
U.S. Bancorp	185,749	4,439,401
UMB Financial Corp.	20,452	769,404
Umpqua Holdings Corp.	45,703	572,659
Union Bankshares, Inc.	274	4,932
Union First Market Bankshares Corp.	8,700	123,540
United Bancshares, Inc.	500	4,595
#United Bankshares, Inc.	21,140	539,704
*United Community Banks, Inc.	18,716	58,020
*United Community Financial Corp.	4,664	7,462
United Financial Bancorp, Inc.	10,899	162,286
United Fire & Casualty Co.	17,401	373,077
*United PanAm Financial Corp.	1,900	8,265
*United Security Bancshares	1,712	7,190
Unitrin, Inc.	34,020	945,416
*Unity Bancorp, Inc.	2,239	11,755
Universal Insurance Holdings, Inc.	17,700	70,800
Univest Corp. of Pennsylvania	6,887	119,352
Unum Group	123,777	2,824,591
Validus Holdings, Ltd.	53,338	1,324,916
Valley National Bancorp	66,244	961,200
*ViewPoint Financial Group	14,394	139,622
*Virginia Commerce Bancorp, Inc.	10,102	64,754
VIST Financial Corp.	400	3,116
Waddell & Reed Financial, Inc.	9,057	215,828
Wainwright Bank & Trust Co.	140	2,621

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Walter Investment Management Corp.	465	$8,031
Washington Banking Co.	9,151	131,866
Washington Federal, Inc.	56,944	990,826
Washington Trust Bancorp, Inc.	8,297	160,630
*Waterstone Financial, Inc.	9,066	36,173
Wayne Savings Bancshares, Inc.	243	1,929
Webster Financial Corp.	38,200	712,048
Wells Fargo & Co.	796,446	22,085,448
WesBanco, Inc.	14,175	245,936
Wesco Financial Corp.	1,849	626,626
*West Bancorporation, Inc.	9,310	62,284
West Coast Bancorp	13,139	33,504
#Westamerica Bancorporation	4,700	252,672
#*Western Alliance Bancorp	30,467	221,495
#Westwood Holdings Group, Inc.	1,587	57,497
White Mountains Insurance Group, Ltd.	4,371	1,372,713
Whitney Holding Corp.	45,908	372,773
Wilber Corp.	1,350	8,046
Willis Group Holdings P.L.C.	1,797	54,988
Wilmington Trust Corp.	39,186	397,346
Wilshire Bancorp, Inc.	13,700	103,161
#Wintrust Financial Corp.	12,800	398,336
#*World Acceptance Corp.	10,120	419,272
WR Berkley Corp.	51,520	1,391,555
WSB Holdings, Inc.	400	1,238
WVS Financial Corp.	757	8,327
Xl Group P.L.C.	31,147	552,236
Yadkin Valley Financial Corp.	5,876	17,275
Zions Bancorporation	68,080	1,510,695
*ZipRealty, Inc.	7,474	20,180

Total Financials		352,024,907

Health Care — (8.7%)
*A.D.A.M., Inc.	1,702	5,480
*Abaxis, Inc.	8,269	165,793
Abbott Laboratories	51,958	2,550,099
#*ABIOMED, Inc.	17,200	190,748
#*Abraxis Bioscience, Inc.	10,033	755,385
*Acadia Pharmaceuticals, Inc.	1,770	2,159
*Accelrys, Inc.	24,164	170,356
*Accuray, Inc.	37,460	246,487
*Achillion Pharmaceuticals, Inc.	900	2,223
*Acorda Therapeutics, Inc.	6,500	210,210
*Adcare Health Systems, Inc.	417	1,439
Aetna, Inc.	79,467	2,213,156
*Affymax, Inc.	7,301	46,945
*Affymetrix, Inc.	31,784	155,424
*Air Methods Corp.	6,675	211,931
*Akorn, Inc.	6,306	22,954
*Albany Molecular Research, Inc.	15,351	99,782
*Alere, Inc.	37,300	1,049,249
*Alexion Pharmaceuticals, Inc.	6,000	326,160
*Alexza Pharmaceuticals, Inc.	16,581	45,929
#*Align Technology, Inc.	26,022	451,482
#*Alkermes, Inc.	30,660	395,514
Allergan, Inc.	14,740	900,024
#*Alliance HealthCare Services, Inc.	19,554	82,127
*Allied Healthcare International, Inc.	17,337	42,996
*Allied Healthcare Products, Inc.	500	1,660
*Allos Therapeutics, Inc.	17,591	84,789
#*Allscripts-Misys Healthcare Solutions, Inc.	24,473	408,454

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Almost Family, Inc.	4,600	$120,888
#*Alnylam Pharmaceuticals, Inc.	8,515	130,705
*Alphatec Holdings, Inc.	23,370	98,855
#*AMAG Pharmaceuticals, Inc.	7,400	232,952
#*Amedisys, Inc.	8,686	228,181
America Services Group, Inc.	4,198	74,053
*American Dental Partners, Inc.	6,760	77,470
#*American Medical Systems Holdings, Inc.	39,090	874,052
#*AMERIGROUP Corp.	25,445	909,913
AmerisourceBergen Corp.	76,200	2,283,714
*Amgen, Inc.	60,663	3,307,953
*AMN Healthcare Services, Inc.	19,300	116,186
*Amsurg Corp.	14,385	263,533
#*Amylin Pharmaceuticals, Inc.	23,912	452,415
*Anadys Pharmaceuticals, Inc.	8,100	16,281
Analogic Corp.	6,000	272,820
*AngioDynamics, Inc.	15,000	231,150
*Anika Therapeutics, Inc.	4,683	27,442
*Animal Health International, Inc.	2,100	5,229
#*ARCA Biopharma, Inc.	2,001	7,484
*Ardea Biosciences, Inc.	1,899	37,885
#*Arena Pharmaceuticals, Inc.	29,558	234,986
#*Ariad Pharmaceuticals, Inc.	41,600	133,120
*Arqule, Inc.	7,709	32,917
*Array BioPharma, Inc.	8,309	26,340
#*ArthroCare Corp.	6,200	166,036
*Assisted Living Concepts, Inc.	6,100	191,906
#*athenahealth, Inc.	1,517	42,127
*AtriCure, Inc.	3,000	18,990
Atrion Corp.	802	115,817
*ATS Medical, Inc.	35,121	140,484
#*Auxilium Pharmaceuticals, Inc.	7,200	162,432
*AVANIR Pharmaceuticals, Inc.	5,750	18,400
Bard (C.R.), Inc.	3,300	259,149
Baxter International, Inc.	21,585	944,775
Beckman Coulter, Inc.	16,000	733,280
#Becton Dickinson & Co.	11,695	804,616
*BioClinica, Inc.	4,801	19,444
#*BioCryst Pharmaceuticals, Inc.	9,350	55,820
#*Biodel, Inc.	8,200	31,980
#*Biogen Idec, Inc.	16,395	916,153
*BioLase Technology, Inc.	2,000	2,320
#*BioMarin Pharmaceutical, Inc.	15,651	341,974
#*BioMimetic Therapeutics, Inc.	10,178	93,943
*Bio-Rad Laboratories, Inc.	9,000	799,200
*Bio-Rad Laboratories, Inc. Class B	544	48,362
*Bio-Reference Labs, Inc.	11,000	230,670
*BioSante Pharmaceuticals, Inc.	597	961
*BioScrip, Inc.	20,721	88,064
*BioSpecifics Technologies Corp.	1,000	24,090
*BioSphere Medical, Inc.	1,904	8,282
*BMP Sunstone Corp.	18,421	121,579
*Boston Scientific Corp.	237,131	1,327,934
*Bovie Medical Corp.	3,860	10,654
Bristol-Myers Squibb Co.	95,044	2,368,496
*Brookdale Senior Living, Inc.	57,027	808,643
#*Bruker BioSciences Corp.	16,693	219,847
*BSD Medical Corp.	1,500	1,575
#*Cadence Pharmaceuticals, Inc.	8,942	68,496
*Caliper Life Sciences, Inc.	24,315	95,315
*Cambrex Corp.	12,100	42,955

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
Cantel Medical Corp.	9,552	$151,686
*Capital Senior Living Corp.	11,138	60,145
*Caraco Pharmaceutical Laboratories, Ltd.	18,448	111,426
*Cardiac Science Corp.	14,654	26,084
#*Cardica, Inc.	1,600	2,752
Cardinal Health, Inc.	29,400	948,738
*CareFusion Corp.	71,509	1,506,695
*Catalyst Health Solutions, Inc.	15,200	525,616
*Celera Corp.	42,028	281,167
*Celgene Corp.	16,694	920,674
#*Celldex Therapeutics, Inc.	2,148	11,019
*Centene Corp.	24,100	513,571
#*Cephalon, Inc.	14,253	808,858
#*Cepheid, Inc.	10,300	170,465
#*Cerner Corp.	9,100	704,795
#*Charles River Laboratories International, Inc.	35,700	1,109,556
Chemed Corp.	11,513	609,268
Cigna Corp.	58,302	1,793,370
#*Clinical Data, Inc.	4,700	65,518
*CombiMatrix Corp.	2,103	5,825
#*Community Health Systems, Inc.	44,157	1,432,012
Computer Programs & Systems, Inc.	2,600	116,922
#*Conceptus, Inc.	5,937	80,209
*Conmed Corp.	14,295	274,893
*Continucare Corp.	27,880	106,223
Cooper Cos., Inc.	18,194	707,019
*Corvel Corp.	6,649	264,564
#*Covance, Inc.	8,206	318,065
*Coventry Health Care, Inc.	47,739	946,664
Covidien P.L.C.	11,531	430,337
*CPEX Pharmaceuticals, Inc.	320	8,563
*Cross Country Healthcare, Inc.	12,495	110,956
*CryoLife, Inc.	13,400	71,824
*Cubist Pharmaceuticals, Inc.	27,300	589,134
*Cutera, Inc.	6,498	50,814
*Cyberonics, Inc.	6,455	153,758
#*Cyclacel Pharmaceuticals, Inc.	5,200	8,944
*Cynosure, Inc.	4,400	45,232
*Cypress Bioscience, Inc.	20,329	74,201
*Cytokinetics, Inc.	27,363	75,248
*Cytori Therapeutics, Inc.	15,660	74,855
*DaVita, Inc.	10,486	601,058
Daxor Corp.	1,894	18,722
*Dendreon Corp.	23,130	761,208
#DENTSPLY International, Inc.	7,358	220,887
*DepoMed, Inc.	11,137	31,852
*DexCom, Inc.	18,656	208,201
*Digirad Corp.	2,255	4,127
*Dionex Corp.	4,100	309,550
*Durect Corp.	14,309	34,914
*Dyax Corp.	37,587	90,209
#*Dynacq Healthcare, Inc.	2,399	5,494
*Eclipsys Corp.	28,300	557,793
*Edwards Lifesciences Corp.	10,600	612,680
Eli Lilly & Co.	41,935	1,492,886
*Emergency Medical Services Corp. Class A	2,650	118,561
*Emergent BioSolutions, Inc.	14,000	259,980
Emergent Group, Inc.	700	4,424
#*Emeritus Corp.	18,931	325,803
#*Endo Pharmaceuticals Holdings, Inc.	52,224	1,253,898
—*Endo Pharmaceuticals Solutions	22,212	24,433

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Endologix, Inc.	6,910	$31,579
Ensign Group, Inc.	9,819	176,742
*Enzo Biochem, Inc.	15,400	70,840
#*Enzon Pharmaceuticals, Inc.	11,149	121,970
*eResearch Technology, Inc.	20,866	169,015
*Exactech, Inc.	6,086	96,037
*Exelixis, Inc.	35,286	110,092
*Express Scripts, Inc.	19,600	885,528
*Five Star Quality Care, Inc.	12,320	44,968
*Forest Laboratories, Inc.	54,640	1,516,260
*Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	1,833
*Furiex Pharmaceuticals, Inc.	1,049	12,284
*Genomic Health, Inc.	6,798	87,626
*Genoptix, Inc.	6,500	112,320
#*Gen-Probe, Inc.	11,000	494,670
*Gentiva Health Services, Inc.	22,000	453,860
*Genzyme Corp.	19,341	1,345,360
#*Geron Corp.	35,527	200,017
*Gilead Sciences, Inc.	32,650	1,087,898
*Greatbatch, Inc.	11,780	265,992
*GTx, Inc.	5,320	18,035
*Haemonetics Corp.	13,100	723,775
#*Halozyme Therapeutics, Inc.	19,419	139,234
*Hanger Orthopedic Group, Inc.	15,915	272,942
*Hansen Medical, Inc.	5,200	9,412
*Harvard Bioscience, Inc.	12,500	45,125
*Health Grades, Inc.	6,200	50,530
*Health Management Associates, Inc.	53,900	385,924
*Health Net, Inc.	56,925	1,340,584
#*HealthSouth Corp.	27,299	505,304
*HealthSpring, Inc.	32,224	605,811
*HealthStream, Inc.	8,251	41,255
*Healthways, Inc.	15,600	222,144
#*Helicos BioSciences Corp.	11,100	5,994
#*Henry Schein, Inc.	23,562	1,236,769
#Hill-Rom Holdings, Inc.	29,439	972,665
#*Hi-Tech Pharmacal Co., Inc.	5,700	100,206
#*HMS Holdings Corp.	9,520	536,166
*Hologic, Inc.	92,066	1,301,813
*Hospira, Inc.	18,500	963,850
*Human Genome Sciences, Inc.	27,180	705,049
*Humana, Inc.	42,054	1,977,379
*ICU Medical, Inc.	6,751	251,205
*Idenix Pharmaceuticals, Inc.	17,400	88,914
#*Idera Pharmaceuticals, Inc.	4,389	16,064
#*IDEXX Laboratories, Inc.	8,700	511,038
#*Illumina, Inc.	8,304	372,268
*Immucor, Inc.	27,541	529,338
#*ImmunoGen, Inc.	10,412	98,185
#*Immunomedics, Inc.	7,638	24,671
*Impax Laboratories, Inc.	20,950	343,371
*Incyte Corp.	40,400	526,008
*Infinity Pharmaceuticals, Inc.	9,030	52,916
*Inspire Pharmaceuticals, Inc.	30,464	153,843
*Insulet Corp.	8,700	128,673
*Integra LifeSciences Holdings Corp.	14,600	527,498
*IntegraMed America, Inc.	3,619	29,640
#*InterMune, Inc.	14,360	140,154
#*Intuitive Surgical, Inc.	2,000	656,740
Invacare Corp.	14,977	356,902
*InVentiv Health, Inc.	15,757	408,737

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*IPC The Hospitalist Co.	4,100	$105,575
*Iridex Corp.	1,600	6,192
*IRIS International, Inc.	8,500	79,220
#*Isis Pharmaceuticals, Inc.	11,700	115,713
*ISTA Pharmaceuticals, Inc.	11,070	30,775
#*Jazz Pharmaceuticals, Inc.	11,200	97,440
Johnson & Johnson	136,641	7,937,476
*Kendle International, Inc.	6,277	77,270
*Kensey Nash Corp.	5,730	134,655
Kewaunee Scientific Corp.	674	7,623
*Kindred Healthcare, Inc.	9,295	123,624
*Kinetic Concepts, Inc.	28,709	1,019,457
*King Pharmaceuticals, Inc.	167,500	1,467,300
*K-V Pharmaceutical Co.	15,700	16,799
#*K-V Pharmaceutical Co. Class B	900	1,764
*Laboratory Corp. of America Holdings	5,000	364,900
Landauer, Inc.	2,500	156,925
*Lannet Co., Inc.	10,450	48,070
*LCA-Vision, Inc.	8,569	44,473
*LeMaitre Vascular, Inc.	3,300	19,932
*Lexicon Pharmaceuticals, Inc.	8,924	13,475
#*LHC Group, Inc.	7,251	166,700
*Life Technologies Corp.	41,926	1,802,399
*LifePoint Hospitals, Inc.	28,700	887,117
*Ligand Pharmaceuticals, Inc. Class B	27,378	45,174
*Lincare Holdings, Inc.	38,406	912,527
*Luminex Corp.	14,703	239,365
*Magellan Health Services, Inc.	21,872	920,592
#*MAKO Surgical Corp.	6,147	67,433
#*Mannkind Corp.	39,901	275,716
*MAP Pharmaceuticals, Inc.	3,200	42,880
*Martek Biosciences Corp.	16,183	334,826
#Masimo Corp.	8,700	200,796
*Matrixx Initiatives, Inc.	4,380	20,674
*Maxygen, Inc.	19,082	118,499
McKesson Corp.	21,900	1,375,758
#*MedAssets, Inc.	21,900	512,679
*MedCath Corp.	8,700	77,082
*Medco Health Solutions, Inc.	20,695	993,360
*Medical Action Industries, Inc.	12,950	177,415
#*Medicines Co. (The)	24,200	222,882
#*MediciNova, Inc.	1,492	7,221
#Medicis Pharmaceutical Corp. Class A	31,507	798,702
*Medivation, Inc.	7,091	67,435
*Mednax, Inc.	21,472	1,012,405
MedQuist, Inc.	16,821	145,333
*MEDTOX Scientific, Inc.	4,994	57,281
Medtronic, Inc.	57,481	2,125,073
Merck & Co., Inc.	183,368	6,318,861
*Merge Healthcare, Inc.	7,000	22,680
Meridian Bioscience, Inc.	7,070	135,815
*Merit Medical Systems, Inc.	13,123	222,041
#*Metabolix, Inc.	10,200	144,024
*Metropolitan Health Networks, Inc.	15,870	60,147
#*Mettler Toledo International, Inc.	2,400	280,320
*Micromet, Inc.	11,797	80,809
*Micrus Endovascular Corp.	2,746	63,872
#*Molina Healthcare, Inc.	15,200	453,112
#*Momenta Pharmaceuticals, Inc.	9,400	200,596
*MWI Veterinary Supply, Inc.	6,600	347,556
#*Mylan, Inc.	55,821	971,285

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Myrexis, Inc.	1,825	$6,990
*Myriad Genetics, Inc.	7,300	105,923
*Nabi Biopharmaceuticals	26,865	153,668
*Nanosphere, Inc.	12,820	58,972
#National Healthcare Corp.	6,015	210,044
National Research Corp.	1,639	40,746
*Natus Medical, Inc.	14,343	210,555
#*Nektar Therapeutics	31,040	405,382
*Neogen Corp.	9,826	293,404
*Neurocrine Biosciences, Inc.	12,479	70,881
#*NeurogesX, Inc.	3,200	22,720
*Neurometrix, Inc.	4,200	4,914
*Nighthawk Radiology Holdings, Inc.	11,323	33,516
*NovaMed, Inc.	4,304	35,508
#*Novavax, Inc.	12,400	27,652
#*NPS Pharmaceuticals, Inc.	17,207	119,072
#*NuVasive, Inc.	5,480	179,580
#*NxStage Medical, Inc.	20,208	319,084
*Obagi Medical Products, Inc.	12,025	139,730
*Odyssey Healthcare, Inc.	17,550	469,638
Omnicare, Inc.	56,136	1,382,630
*Omnicell, Inc.	16,034	197,539
*OncoGenex Pharmaceutical, Inc.	900	12,726
#*Oncothyreon, Inc.	4,300	15,394
*Onyx Pharmaceuticals, Inc.	15,531	403,806
#*Optimer Pharmaceuticals, Inc.	5,191	47,134
*OraSure Technologies, Inc.	23,180	109,873
*Orchid Cellmark, Inc.	1,377	2,258
#*Orexigen Therapeutics, Inc.	15,000	78,000
*Orthovita, Inc.	27,959	51,724
#*Osiris Therapeutics, Inc.	8,435	67,058
*Osteotech, Inc.	5,300	20,087
*OTIX Global, Inc.	162	625
Owens & Minor, Inc.	27,846	757,133
*Pain Therapeutics, Inc.	21,575	126,214
*Palomar Medical Technologies, Inc.	10,711	119,535
*Par Pharmaceutical Cos., Inc.	16,500	435,600
*Parexel International Corp.	27,400	562,522
Patterson Cos., Inc.	15,020	400,734
*PDI, Inc.	5,207	41,812
#PDL BioPharma, Inc.	42,650	265,283
*Penwest Pharmaceuticals Co.	7,348	24,836
PerkinElmer, Inc.	59,006	1,148,257
*Pernix Therapeutics Holdings, Inc.	455	1,633
Perrigo Co.	8,500	476,085
Pfizer, Inc.	830,775	12,461,625
Pharmaceutical Products Development Service, Inc.	26,664	646,869
*Pharmasset, Inc.	1,300	35,113
*PharMerica Corp.	16,573	216,443
*Phase Forward, Inc.	17,963	301,778
*Pozen, Inc.	6,300	50,274
*Progenics Pharmaceuticals, Inc.	14,456	66,498
*ProPhase Labs, Inc.	4,505	8,334
*Prospect Medical Holdings, Inc.	2,325	16,949
*Providence Service Corp.	6,300	90,720
#*PSS World Medical, Inc.	23,425	440,858
*Psychiatric Solutions, Inc.	25,393	841,524
#Quality Systems, Inc.	4,600	252,632
Quest Diagnostics, Inc.	16,300	765,937
*Questcor Pharmaceuticals, Inc.	23,700	266,625
#*Quidel Corp.	11,500	142,600

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*RadNet, Inc.	7,100	$14,413
*Regeneration Technologies, Inc.	22,313	64,485
*Regeneron Pharmaceuticals, Inc.	13,800	333,822
*RehabCare Group, Inc.	12,009	254,471
*Repligen Corp.	15,535	50,178
*Res-Care, Inc.	16,255	159,624
#*ResMed, Inc.	9,200	604,348
#*Rigel Pharmaceuticals, Inc.	24,875	201,488
*Rochester Medical Corp.	5,200	50,336
#*Rockwell Medical Technologies, Inc.	4,331	23,431
*Salix Pharmaceuticals, Ltd.	23,184	983,233
*Sangamo BioSciences, Inc.	7,748	29,210
*Santarus, Inc.	7,900	19,671
*Savient Pharmaceuticals, Inc.	11,600	158,920
#*SciClone Pharmaceuticals, Inc.	15,872	54,758
*Seattle Genetics, Inc.	19,300	235,074
#*Sequenom, Inc.	18,500	106,375
#*Sirona Dental Systems, Inc.	26,400	812,592
*Skilled Healthcare Group, Inc.	7,440	19,790
*Solta Medical, Inc.	2,419	4,209
—*Somanetics Corp.	6,524	163,100
*SonoSite, Inc.	7,686	224,816
Span-American Medical System, Inc.	1,468	24,501
*Spectranetics Corp.	19,200	99,072
*Spectrum Pharmaceuticals, Inc.	20,600	85,902
*St. Jude Medical, Inc.	16,949	623,215
*Staar Surgical Co.	10,301	62,218
*Stereotaxis, Inc.	18,700	78,166
Steris Corp.	21,081	670,165
*Strategic Diagnostics, Inc.	1,707	2,782
Stryker Corp.	19,354	901,316
*Sucampo Pharmaceuticals, Inc.	4,400	16,236
*Sun Healthcare Group, Inc.	23,900	197,892
#*Sunrise Senior Living, Inc.	20,500	61,295
*SuperGen, Inc.	28,900	58,378
#*SurModics, Inc.	8,251	108,253
*Symmetry Medical, Inc.	17,079	166,179
*Synovis Life Technologies, Inc.	5,293	86,170
*Synta Pharmaceuticals Corp.	12,130	38,937
*Targacept, Inc.	8,718	188,570
Techne Corp.	4,502	262,917
Teleflex, Inc.	23,700	1,343,079
*Tenet Healthcare Corp.	75,000	345,000
*Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	245,080
#*Theravance, Inc.	16,000	236,960
*Thermo Fisher Scientific, Inc.	76,021	3,410,302
#*Thoratec Corp.	11,200	411,936
*TomoTherapy, Inc.	24,700	82,251
*TranS1, Inc.	6,500	16,185
*Transcend Services, Inc.	1,235	17,179
*Transcept Pharmaceuticals, Inc.	9,307	74,549
*Trimeris, Inc.	5,605	13,116
*Triple-S Management Corp.	9,688	192,597
*Trubion Pharmaceuticals, Inc.	3,700	11,322
*U.S. Physical Therapy, Inc.	6,800	123,692
#*United Therapeutics Corp.	12,345	603,547
UnitedHealth Group, Inc.	207,950	6,332,078
*Universal American Corp.	36,682	614,057
Universal Health Services, Inc.	43,430	1,562,177
Utah Medical Products, Inc.	1,701	42,287
*Valeant Pharmaceuticals International	13,000	732,160

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Vanda Pharmaceuticals, Inc.	4,800	$34,848
#*Varian Medical Systems, Inc.	7,597	419,354
*Vascular Solutions, Inc.	6,249	75,238
#*VCA Antech, Inc.	11,626	242,286
*Vertex Pharmaceuticals, Inc.	13,281	447,038
*Vical, Inc.	25,367	83,965
*Viropharma, Inc.	38,967	513,195
*Vital Images, Inc.	7,596	111,585
#*Vivus, Inc.	30,844	174,577
#*Volcano Corp.	18,493	408,141
*Warner Chilcott P.L.C.	10,620	271,872
*Waters Corp.	7,000	449,120
*Watson Pharmaceuticals, Inc.	31,394	1,271,457
*WellCare Health Plans, Inc.	20,300	523,537
*WellPoint, Inc.	83,721	4,246,329
West Pharmaceutical Services, Inc.	15,812	574,608
#*Wright Medical Group, Inc.	19,200	299,712
#*XenoPort, Inc.	4,600	28,244
Young Innovations, Inc.	3,489	93,156
*Zimmer Holdings, Inc.	26,580	1,408,474
*Zoll Medical Corp.	10,950	289,737
*Zymogenetics, Inc.	28,416	116,221

Total Health Care		178,056,727

Industrials — (12.4%)
*3D Systems Corp.	11,189	165,597
3M Co.	24,810	2,122,247
A.O. Smith Corp.	12,000	656,160
*A.T. Cross Co.	1,165	6,466
#AAON, Inc.	9,400	233,684
*AAR Corp.	20,900	351,120
ABM Industries, Inc.	24,062	522,145
*Acacia Technologies Group	11,041	147,839
*ACCO Brands Corp.	16,966	100,439
Aceto Corp.	12,928	88,169
Actuant Corp.	35,500	732,010
Acuity Brands, Inc.	17,500	737,275
Administaff, Inc.	11,200	291,872
*Advisory Board Co. (The)	5,450	239,037
*Aecom Technology Corp.	8,947	215,981
#*Aerovironment, Inc.	8,000	191,280
#*AGCO Corp.	45,657	1,587,037
#*Air Transport Services Group, Inc.	28,427	150,947
Aircastle, Ltd.	37,400	341,836
#*AirTran Holdings, Inc.	71,500	344,630
Alamo Group, Inc.	5,377	125,983
*Alaska Air Group, Inc.	19,938	1,028,601
Albany International Corp.	12,800	234,880
Alexander & Baldwin, Inc.	19,529	655,198
#Allegiant Travel Co.	7,396	328,308
#*Alliant Techsystems, Inc.	3,426	230,090
*Allied Defense Group, Inc.	2,821	9,450
*Allied Motion Technologies, Inc.	300	1,290
*Altra Holdings, Inc.	13,018	188,761
*Amerco, Inc.	10,522	717,285
#*American Commercial Lines, Inc.	5,668	136,882
*American Railcar Industries, Inc.	9,265	126,467
*American Reprographics Co.	20,200	179,780
American Science & Engineering, Inc.	3,598	284,890
#*American Superconductor Corp.	3,700	111,555
American Woodmark Corp.	8,341	137,877

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Ameron International Corp.	4,810	$295,526
Ametek, Inc.	4,442	196,647
Ampco-Pittsburgh Corp.	4,700	112,847
#*AMR Corp.	57,998	410,626
*AMREP Corp.	3,060	36,628
*APAC Customer Services, Inc.	8,017	43,452
Apogee Enterprises, Inc.	12,950	145,817
Applied Industrial Technologies, Inc.	25,700	719,600
Applied Signal Technologies, Inc.	6,800	141,168
#*Argan, Inc.	6,042	50,330
*Argon ST, Inc.	11,788	406,332
Arkansas Best Corp.	16,400	370,148
#*Armstrong World Industries, Inc.	34,300	1,254,008
#*ArvinMeritor, Inc.	41,800	685,938
#*Astec Industries, Inc.	11,000	344,850
*Astronics Corp.	4,099	65,584
*ATC Technology Corp.	9,931	238,145
*Atlas Air Worldwide Holdings, Inc.	12,600	736,848
Avery Dennison Corp.	16,435	589,195
#*Avis Budget Group, Inc.	48,400	597,256
#AZZ, Inc.	6,833	297,440
#Badger Meter, Inc.	6,000	234,960
*Baker (Michael) Corp.	4,093	158,808
Baldor Electric Co.	22,776	870,499
Barnes Group, Inc.	26,100	479,718
Barrett Business Services, Inc.	4,910	73,454
*BE Aerospace, Inc.	49,617	1,458,740
*Beacon Roofing Supply, Inc.	22,540	384,532
Belden, Inc.	22,200	530,358
*Blount International, Inc.	18,386	195,811
#*BlueLinx Holdings, Inc.	11,600	43,036
Boeing Co. (The)	26,650	1,815,931
Bowne & Co., Inc.	16,957	191,784
Brady Co. Class A	24,000	667,440
*Breeze-Eastern Corp.	2,304	14,976
Briggs & Stratton Corp.	25,500	483,735
Brink’s Co. (The)	26,255	574,985
#*Broadwind Energy, Inc.	11,600	34,568
*BTU International, Inc.	1,400	7,840
Bucyrus International, Inc.	21,259	1,322,735
*Builders FirstSource, Inc.	14,991	32,081
*C&D Technologies, Inc.	5,402	4,646
#C.H. Robinson Worldwide, Inc.	7,700	502,040
*CAI International, Inc.	9,400	122,858
Carlisle Cos., Inc.	35,529	1,196,617
Cascade Corp.	6,677	254,861
*Casella Waste Systems, Inc.	13,436	53,610
Caterpillar, Inc.	31,000	2,162,250
#*CBIZ, Inc.	34,751	229,009
CDI Corp.	10,200	171,360
*CECO Environmental Corp.	4,455	26,507
*Celadon Group, Inc.	12,200	190,808
#*Cenveo, Inc.	18,000	110,880
*Ceradyne, Inc.	16,200	376,650
*Champion Industries, Inc.	700	1,078
*Chart Industries, Inc.	11,761	209,463
Chase Corp.	3,920	55,115
*Cintas Corp.	37,900	1,002,834
CIRCOR International, Inc.	8,400	262,752
CLAROC, Inc.	19,945	748,336
#*Clean Harbors, Inc.	10,153	641,263

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*Coleman Cable, Inc.	5,021	$27,515
#*Colfax Corp.	21,189	274,398
*Columbus McKinnon Corp.	9,910	155,884
Comfort Systems USA, Inc.	17,900	204,239
*Command Security Corp.	900	2,025
*Commercial Vehicle Group, Inc.	6,508	73,215
CompX International, Inc.	94	1,227
*Consolidated Graphics, Inc.	5,700	244,929
#*Continental Airlines, Inc.	54,300	1,358,586
Con-way, Inc.	25,151	847,337
Cooper Industries P.L.C.	29,848	1,347,637
*Copart, Inc.	18,966	691,121
*Cornell Cos., Inc.	6,800	189,924
Corporate Executive Board Co.	6,842	192,739
*Corrections Corp. of America	55,500	1,086,135
#*CoStar Group, Inc.	10,806	473,627
Courier Corp.	8,171	130,164
*Covanta Holding Corp.	76,402	1,151,378
*Covenant Transportation Group, Inc.	2,760	25,916
*CPI Aerostructures, Inc.	2,087	22,748
*CRA International, Inc.	6,409	123,181
Crane Co.	24,133	857,687
CSX Corp.	69,804	3,680,067
Cubic Corp.	14,517	588,229
Cummins, Inc.	12,936	1,029,835
Curtiss-Wright Corp.	23,500	711,815
Danaher Corp.	50,038	1,921,960
Deere & Co.	6,500	433,420
*Delta Air Lines, Inc.	170,200	2,021,976
Deluxe Corp.	8,929	183,759
Diamond Management & Technology Consultants, Inc.	13,517	146,659
*Document Security Systems, Inc.	200	680
*Dollar Thrifty Automotive Group, Inc.	13,100	653,297
Donaldson Co., Inc.	5,600	265,832
Dover Corp.	48,161	2,310,283
Ducommun, Inc.	4,071	85,043
Dun & Bradstreet Corp. (The)	3,156	215,744
*DXP Enterprises, Inc.	5,315	109,117
*Dycom Industries, Inc.	17,900	161,995
*Dynamex, Inc.	5,395	72,617
Dynamic Materials Corp.	6,227	91,412
#*Eagle Bulk Shipping, Inc.	24,744	119,761
Eastern Co.	1,627	27,073
Eaton Corp.	29,790	2,337,323
Ecology & Environment, Inc. Class A	903	10,755
*EMCOR Group, Inc.	38,153	992,360
Emerson Electric Co.	34,997	1,733,751
Encore Wire Corp.	15,183	323,094
#*Ener1, Inc.	32,224	105,372
#*Energy Conversion Devices, Inc.	10,252	49,620
#*Energy Recovery, Inc.	25,622	105,050
EnergySolutions, Inc.	40,213	202,271
#*EnerNOC, Inc.	8,718	290,658
*EnerSys	22,760	551,247
Ennis, Inc.	14,384	243,377
*EnPro Industries, Inc.	11,094	332,265
Equifax, Inc.	32,900	1,031,086
ESCO Technologies, Inc.	10,775	321,203
Espey Manufacturing & Electronics Corp.	1,611	30,609
*Esterline Technologies Corp.	17,600	903,408
#Expeditors International of Washington, Inc.	12,783	545,067

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Exponent, Inc.	7,570	$249,886
*ExpressJet Holdings, Inc.	4,100	12,300
Fastenal Co.	9,742	478,137
Federal Signal Corp.	21,800	129,928
FedEx Corp.	57,000	4,705,350
*Flanders Corp.	11,193	33,579
*Flow International Corp.	25,247	68,672
Flowserve Corp.	8,700	862,692
Fluor Corp.	12,156	587,013
Forward Air Corp.	11,465	332,944
*Foster Wheeler AG	100	2,302
*Franklin Covey Co.	10,869	67,714
Franklin Electric Co., Inc.	10,500	322,875
Freightcar America, Inc.	7,900	196,157
*Frozen Food Express Industries, Inc.	300	1,068
#*FTI Consulting, Inc.	14,364	507,767
*Fuel Tech, Inc.	6,238	40,609
*FuelCell Energy, Inc.	13,200	17,292
*Furmanite Corp.	18,133	78,335
G & K Services, Inc. Class A	8,800	204,776
Gardner Denver Machinery, Inc.	25,600	1,299,712
GATX Corp.	29,300	828,018
#*Genco Shipping & Trading, Ltd.	13,300	222,110
*Gencor Industries, Inc.	1,300	9,945
#*GenCorp, Inc.	15,287	80,410
#*General Cable Corp.	12,970	344,224
General Dynamics Corp.	33,106	2,027,743
General Electric Co.	1,656,927	26,709,663
*Genesee & Wyoming, Inc.	18,478	755,381
#*GEO Group, Inc. (The)	25,200	543,816
*GeoEye, Inc.	10,457	360,976
*Gibraltar Industries, Inc.	18,000	194,220
Goodrich Corp.	21,600	1,573,992
Gorman-Rupp Co. (The)	8,600	257,484
*GP Strategies Corp.	6,975	52,661
Graco, Inc.	8,200	258,874
*Graftech International, Ltd.	29,880	468,518
Graham Corp.	4,700	75,811
#Granite Construction, Inc.	14,162	329,267
Great Lakes Dredge & Dock Corp.	26,224	146,854
*Greenbrier Cos., Inc.	7,500	97,950
*Griffon Corp.	33,968	460,606
*H&E Equipment Services, Inc.	17,674	153,764
Hardinge, Inc.	3,134	26,514
Harsco Corp.	38,183	884,318
#*Hawaiian Holdings, Inc.	32,942	197,652
Healthcare Services Group, Inc.	15,322	342,293
Heartland Express, Inc.	28,900	462,978
#HEICO Corp.	6,975	275,722
HEICO Corp. Class A	14,965	432,189
Heidrick & Struggles International, Inc.	8,900	178,890
*Heritage-Crystal Clean, Inc.	1,500	12,480
*Herley Industries, Inc.	6,034	93,406
Herman Miller, Inc.	13,000	223,600
#*Hertz Global Holdings, Inc.	126,584	1,486,096
#*Hexcel Corp.	48,632	908,932
*Hill International, Inc.	16,050	73,830
HNI Corp.	23,255	600,909
#*Hoku Corp.	15,099	47,864
Honeywell International, Inc.	36,424	1,561,133
Horizon Lines, Inc.	12,300	57,072

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Houston Wire & Cable Co.	8,561	$103,331
*Hub Group, Inc. Class A	18,221	585,805
Hubbell, Inc. Class A	1,691	77,389
Hubbell, Inc. Class B	19,518	921,054
*Hudson Highland Group, Inc.	8,799	39,156
*Hurco Cos., Inc.	3,300	55,638
*Huron Consulting Group, Inc.	8,500	174,505
*ICF International, Inc.	6,980	160,540
*Identive Group, Inc.	1,126	1,802
IDEX Corp.	39,435	1,268,624
*IESI-BFC, Ltd.	3,149	70,884
*IHS, Inc.	7,882	499,009
#*II-VI, Inc.	13,604	466,345
Illinois Tool Works, Inc.	34,613	1,505,666
#Ingersoll-Rand P.L.C.	62,700	2,348,742
#*Innerworkings, Inc.	21,747	150,489
*Innotrac Corp.	558	625
*Innovative Solutions & Support, Inc.	12,137	73,186
*Insituform Technologies, Inc.	18,696	428,138
Insteel Industries, Inc.	7,713	71,654
*Integrated Electrical Services, Inc.	2,555	9,326
Interface, Inc. Class A	26,921	334,628
*Interline Brands, Inc.	15,600	282,204
International Shipholding Corp.	2,971	74,097
*Intersections, Inc.	6,454	31,883
#Iron Mountain, Inc.	52,189	1,235,314
ITT Industries, Inc.	21,413	1,008,981
J.B. Hunt Transport Services, Inc.	9,866	350,144
*Jacobs Engineering Group, Inc.	16,103	588,887
#*JetBlue Airways Corp.	182,640	1,174,375
John Bean Technologies Corp.	6,569	103,199
Joy Global, Inc.	7,939	471,338
*Kadant, Inc.	7,309	142,452
Kaman Corp. Class A	13,700	312,908
*Kansas City Southern	45,300	1,662,510
Kaydon Corp.	15,600	592,644
KBR, Inc.	18,687	418,215
*Kelly Services, Inc. Class A	19,065	282,162
Kennametal, Inc.	40,638	1,113,075
*Key Technology, Inc.	1,967	23,624
*Kforce, Inc.	21,855	295,261
Kimball International, Inc. Class B	14,644	91,379
*Kirby Corp.	25,756	990,061
Knight Transportation, Inc.	32,300	675,716
Knoll, Inc.	16,175	226,935
*Korn/Ferry International	26,700	375,135
*Kratos Defense & Security Solutions, Inc.	7,075	78,250
L.S. Starrett Co. Class A	1,500	14,250
L-3 Communications Holdings, Inc.	18,823	1,374,832
*LaBarge, Inc.	11,826	148,180
*Ladish Co., Inc.	10,110	297,335
Landstar System, Inc.	7,900	320,266
Lawson Products, Inc.	4,795	85,399
*Layne Christensen Co.	8,909	224,596
*LB Foster Co.	4,858	148,558
*LECG Corp.	6,230	13,332
Lennox International, Inc.	8,500	371,195
#*LGL Group, Inc.	776	9,731
Lincoln Electric Holdings, Inc.	17,990	993,408
Lindsay Corp.	6,563	228,261
*LMI Aerospace, Inc.	5,125	88,253

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Lockheed Martin Corp.	12,684	$953,203
LSI Industries, Inc.	16,278	85,622
*Lydall, Inc.	6,662	47,633
*M&F Worldwide Corp.	9,000	253,620
*Magnetek, Inc.	3,999	4,279
#Manitowoc Co., Inc. (The)	65,003	673,431
Manpower, Inc.	19,623	941,512
*Marten Transport, Ltd.	13,600	308,992
Masco Corp.	96,930	996,440
#*MasTec, Inc.	35,900	381,258
*McDermott International, Inc.	3,264	76,737
McGrath Rentcorp	14,069	328,089
*Metalico, Inc.	27,446	114,999
Met-Pro Corp.	11,066	114,090
*MFRI, Inc.	1,957	12,280
#*Microvision, Inc.	6,313	17,866
#*Middleby Corp.	7,900	454,329
Miller Industries, Inc.	5,711	76,356
Mine Safety Appliances Co.	19,000	475,950
#*Mobile Mini, Inc.	18,400	315,376
*Monster Worldwide, Inc.	62,341	855,319
*Moog, Inc.	20,025	717,095
*Moog, Inc. Class B	2,104	75,113
MSC Industrial Direct Co., Inc. Class A	9,100	458,549
Mueller Industries, Inc.	19,670	486,242
Mueller Water Products, Inc.	73,272	278,434
Multi-Color Corp.	6,566	85,752
*MYR Group, Inc.	9,316	156,602
NACCO Industries, Inc. Class A	3,600	320,544
*National Technical Systems, Inc.	4,384	37,264
*Navigant Consulting, Inc.	24,300	239,112
*Navistar International Corp.	4,093	211,649
*NN, Inc.	5,927	34,910
#Nordson Corp.	10,550	665,178
Norfolk Southern Corp.	66,369	3,734,584
Northrop Grumman Corp.	52,750	3,093,260
*Northwest Pipe Co.	3,555	64,594
*Ocean Power Technologies, Inc.	3,300	18,216
*Old Dominion Freight Line, Inc.	19,200	757,056
Omega Flex, Inc.	3,089	43,802
*On Assignment, Inc.	17,544	84,738
*Orbital Sciences Corp.	28,401	415,791
#*Orion Energy Systems, Inc.	6,400	20,736
*Orion Marine Group, Inc.	8,900	110,538
*Oshkosh Corp.	22,348	768,324
Otter Tail Corp.	11,600	238,380
*Owens Corning	78,413	2,468,441
*P.A.M. Transportation Services, Inc.	3,669	53,641
Paccar, Inc.	19,500	893,490
#*Pacer International, Inc.	17,800	146,672
Pall Corp.	3,003	114,835
Parker Hannifin Corp.	30,879	1,918,203
*Park-Ohio Holdings Corp.	5,516	74,742
*Patrick Industries, Inc.	1,800	3,258
*Patriot Transportation Holding, Inc.	1,472	111,798
Pentair, Inc.	45,932	1,570,874
*PGT, Inc.	7,742	20,129
*Pike Electric Corp.	15,258	143,273
*Pinnacle Airlines Corp.	9,030	50,116
Pitney Bowes, Inc.	15,800	385,678
#*PMFG, Inc.	6,526	120,796

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Polypore International, Inc.	20,500	$503,480
Portec Rail Products, Inc.	3,113	36,142
*Powell Industries, Inc.	5,195	170,708
*Power-One, Inc.	44,357	551,358
*PowerSecure International, Inc.	8,400	87,948
Precision Castparts Corp.	13,600	1,661,784
Preformed Line Products Co.	1,824	59,207
*PRGX Global, Inc.	9,640	53,116
Providence & Worcester Railroad Co.	361	4,328
*Quality Distribution, Inc.	6,620	44,751
Quanex Building Products Corp.	18,100	318,379
*Quanta Services, Inc.	40,622	872,561
R. R. Donnelley & Sons Co.	83,089	1,401,711
Raven Industries, Inc.	7,938	278,068
Raytheon Co.	36,700	1,698,109
*RBC Bearings, Inc.	10,811	331,573
*RCM Technologies, Inc.	4,621	23,706
Regal-Beloit Corp.	17,699	1,076,630
Republic Services, Inc.	65,189	2,076,922
*Resources Connection, Inc.	24,169	313,955
Robbins & Myers, Inc.	15,300	362,916
Robert Half International, Inc.	3,654	92,008
Rockwell Automation, Inc.	24,400	1,321,260
Rockwell Collins, Inc.	9,858	563,483
Rollins, Inc.	4,952	108,152
Roper Industries, Inc.	25,188	1,574,250
*RSC Holdings, Inc.	50,146	392,142
*Rush Enterprises, Inc. Class A	14,350	214,389
*Rush Enterprises, Inc. Class B	1,308	17,122
Ryder System, Inc.	34,100	1,489,147
*Saia, Inc.	3,521	53,167
*Sauer-Danfoss, Inc.	21,100	314,390
Schawk, Inc.	15,296	226,840
*School Specialty, Inc.	8,809	168,869
Seaboard Corp.	337	511,566
Servotronics, Inc.	212	1,919
*SFN Group, Inc.	10,939	81,933
*Shaw Group, Inc.	19,319	618,981
SIFCO Industries, Inc.	1,400	14,350
Simpson Manufacturing Co., Inc.	23,497	605,988
SkyWest, Inc.	43,600	542,820
*SL Industries, Inc.	4,400	60,016
Southwest Airlines Co.	261,437	3,150,316
*Sparton Corp.	4,300	24,510
*Spire Corp.	3,100	11,997
*Spirit Aerosystems Holdings, Inc.	32,025	651,709
SPX Corp.	24,338	1,449,571
*Standard Parking Corp.	6,064	103,452
#Standard Register Co.	11,598	38,505
Standex International Corp.	7,200	216,144
*Stanley, Inc.	9,893	369,504
Steelcase, Inc. Class A	43,900	303,349
#*Stericycle, Inc.	7,200	453,600
*Sterling Construction Co., Inc.	7,800	96,642
Sun Hydraulics, Inc.	7,900	203,741
#*SunPower Corp. Class A	9,450	117,464
*SunPower Corp. Class B	7,450	85,973
Superior Uniform Group, Inc.	4,706	48,001
*SYKES Enterprises, Inc.	24,682	391,210
*Sypris Solutions, Inc.	5,626	19,860
TAL International Group, Inc.	14,500	390,630

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Taser International, Inc.	31,444	$128,920
*Team, Inc.	9,789	139,004
Technology Research Corp.	1,125	5,816
*Tecumseh Products Co. Class A	5,800	75,052
*Tecumseh Products Co. Class B	732	8,367
*Teledyne Technologies, Inc.	18,406	755,198
Tennant Co.	8,700	326,424
#*Terex Corp.	48,613	959,621
*Tetra Tech, Inc.	13,160	275,965
#Textainer Group Holdings, Ltd.	25,256	689,489
#Textron, Inc.	60,171	1,249,150
*Thomas & Betts Corp.	32,200	1,276,408
Timken Co.	59,100	1,986,942
#Titan International, Inc.	16,790	184,354
#*Titan Machinery, Inc.	7,601	108,466
Todd Shipyards Corp.	2,413	36,678
Toro Co.	10,400	541,320
Towers Watson & Co.	7,906	351,896
*Trailer Bridge, Inc.	3,127	10,194
TransDigm Group, Inc.	14,784	800,849
*TRC Cos., Inc.	4,303	13,554
Tredegar Industries, Inc.	12,040	207,810
#*Trex Co., Inc.	8,091	175,575
*Trimas Corp.	16,200	193,428
Trinity Industries, Inc.	40,583	826,676
Triumph Group, Inc.	8,800	667,920
*TrueBlue, Inc.	23,868	307,181
*Tufco Technologies, Inc.	400	1,264
*Tutor Perini Corp.	19,501	375,979
Twin Disc, Inc.	8,316	107,443
Tyco International, Ltd.	50,605	1,937,159
*U.S. Home Systems, Inc.	1,540	4,127
*UAL Corp.	43,081	1,022,743
#*Ultralife Corp.	9,810	45,126
UniFirst Corp.	9,100	400,036
Union Pacific Corp.	90,959	6,791,909
*United Capital Corp.	2,009	49,924
United Parcel Service, Inc.	21,374	1,389,310
*United Rentals, Inc.	27,680	364,822
*United Stationers, Inc.	12,900	698,535
United Technologies Corp.	44,432	3,159,115
#Universal Forest Products, Inc.	8,800	272,536
*Universal Truckload Services, Inc.	8,839	134,264
*UQM Technologies, Inc.	4,600	16,652
*URS Corp.	30,536	1,233,349
*US Airways Group, Inc.	56,940	617,799
US Ecology, Inc.	8,531	126,173
*USA Truck, Inc.	6,887	112,878
#*USG Corp.	46,694	561,262
UTi Worldwide, Inc.	42,215	616,761
Valmont Industries, Inc.	6,120	434,826
*Versar, Inc.	3,144	8,394
Viad Corp.	11,000	218,900
*Vicor Corp.	14,937	235,108
Virco Manufacturing Corp.	1,999	5,877
#*Vishay Precision Group, Inc.	9,403	118,948
*Volt Information Sciences, Inc.	9,226	82,388
VSE Corp.	2,300	81,673
W.W. Grainger, Inc.	5,290	592,533
*Wabash National Corp.	17,000	142,290
Wabtec Corp.	18,174	810,742

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*Waste Connections, Inc.	38,686	$1,476,645
Waste Management, Inc.	37,572	1,275,569
Watsco, Inc. Class A	10,592	590,080
Watsco, Inc. Class B	1,371	76,433
Watts Water Technologies, Inc.	17,197	553,743
*WCA Waste Corp.	3,900	16,614
#Werner Enterprises, Inc.	37,413	861,621
#*WESCO International, Inc.	21,135	759,381
*Willis Lease Finance Corp.	3,067	29,229
Woodward Governor Co.	13,200	399,168

Total Industrials		252,880,934

Information Technology — (12.5%)
*3PAR, Inc.	9,600	96,960
Accenture, Ltd.	18,101	717,524
*ACI Worldwide, Inc.	15,359	297,965
*Acme Packet, Inc.	22,829	645,148
*Acorn Energy, Inc.	5,004	25,570
*Actel Corp.	12,297	180,274
*ActivIdentity Corp.	15,824	31,015
Activision Blizzard, Inc.	232,687	2,764,322
*Actuate Corp.	32,492	154,662
*Acxiom Corp.	44,709	685,836
*ADC Telecommunications, Inc.	40,698	518,086
*Adept Technology, Inc.	2,363	11,579
*Adobe Systems, Inc.	24,400	700,768
*ADPT Corp.	71,658	218,557
Adtran, Inc.	25,300	798,974
*Advanced Analogic Technologies, Inc.	16,396	52,303
#*Advanced Energy Industries, Inc.	21,500	378,615
#*Advanced Micro Devices, Inc.	187,092	1,401,319
#*Advent Software, Inc.	7,300	374,198
*Aehr Test Systems	1,179	1,780
*Aetrium, Inc.	1,600	4,688
*Agilent Technologies, Inc.	24,423	682,134
Agilysys, Inc.	500	3,965
*Akamai Technologies, Inc.	4,523	173,502
#*Alliance Data Systems Corp.	4,550	261,534
Altera Corp.	21,400	593,208
*Amdocs, Ltd.	47,613	1,301,263
American Software, Inc. Class A	13,044	65,481
#*Amkor Technology, Inc.	57,310	330,679
Amphenol Corp.	4,200	188,160
*Amtech Systems, Inc.	3,200	32,192
*Anadigics, Inc.	28,600	125,554
Analog Devices, Inc.	15,100	448,621
*Anaren, Inc.	6,493	102,719
#*Anixter International, Inc.	17,600	850,432
#*Ansys, Inc.	13,782	619,501
*AOL, Inc.	19,190	401,455
*Apple, Inc.	31,194	8,024,657
Applied Materials, Inc.	109,233	1,288,949
#*Applied Micro Circuits Corp.	36,093	431,672
*ArcSight, Inc.	5,000	125,050
*Ariba, Inc.	42,870	684,634
*Arris Group, Inc.	79,642	742,263
*Arrow Electronics, Inc.	50,039	1,240,467
*Art Technology Group, Inc.	60,397	217,429
#*Aruba Networks, Inc.	22,400	380,352
*Aspen Technology, Inc.	2,700	29,511
Astro-Med, Inc.	1,426	9,882

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Atheros Communications, Inc.	29,375	$776,675
*Atmel Corp.	151,613	792,936
#*ATMI, Inc.	14,827	220,033
*AuthenTec, Inc.	6,900	14,076
*Autobytel, Inc.	3,101	3,256
*Autodesk, Inc.	17,600	519,904
Automatic Data Processing, Inc.	16,826	694,409
*Aviat Networks, Inc.	24,710	99,828
*Avid Technology, Inc.	17,418	225,215
*Avnet, Inc.	43,200	1,086,480
AVX Corp.	104,796	1,475,528
*Aware, Inc.	3,543	8,858
*AXT, Inc.	9,805	57,751
Bel Fuse, Inc. Class A	1,600	36,400
Bel Fuse, Inc. Class B	5,833	137,542
*Benchmark Electronics, Inc.	43,000	718,100
*BigBand Networks, Inc.	25,958	80,989
Black Box Corp.	13,400	407,896
Blackbaud, Inc.	10,500	248,745
#*Blackboard, Inc.	10,500	398,685
*Blue Coat Systems, Inc.	19,000	416,100
*BMC Software, Inc.	14,285	508,260
*Bottomline Technologies, Inc.	13,462	190,757
*Brightpoint, Inc.	35,700	282,744
Broadcom Corp.	27,900	1,005,237
Broadridge Financial Solutions, Inc.	27,575	559,773
*BroadVision, Inc.	96	1,043
*Brocade Communications Systems, Inc.	129,083	638,961
*Brooks Automation, Inc.	31,104	237,324
*Bsquare Corp.	3,074	9,560
CA, Inc.	40,312	788,503
*Cabot Microelectronics Corp.	11,868	387,965
*CACI International, Inc.	15,705	738,449
*Cadence Design Systems, Inc.	83,795	583,213
*CalAmp Corp.	4,886	11,189
*Callidus Software, Inc.	13,723	48,717
*Cascade Microtech, Inc.	3,333	15,232
Cass Information Systems, Inc.	4,500	156,330
#*Cavium Networks, Inc.	9,900	265,617
*CEVA, Inc.	9,832	125,555
*Checkpoint Systems, Inc.	21,600	431,352
*Ciber, Inc.	31,273	104,139
#*Ciena Corp.	41,873	548,118
#*Cirrus Logic, Inc.	37,222	725,829
*Cisco Sytems, Inc.	289,961	6,689,400
*Citrix Systems, Inc.	19,400	1,067,388
*Clearfield, Inc.	2,500	6,025
*Cogent, Inc.	32,428	291,528
Cognex Corp.	24,800	462,520
*Cognizant Technology Solutions Corp.	11,150	608,344
*Cogo Group, Inc.	4,568	30,012
#*Coherent, Inc.	15,397	569,997
Cohu, Inc.	11,202	175,647
*Comarco, Inc.	2,461	6,153
*CommScope, Inc.	48,234	981,080
Communications Systems, Inc.	6,432	65,992
*CommVault Systems, Inc.	6,077	112,546
#*Compellent Technologies, Inc.	3,100	41,571
Computer Sciences Corp.	57,400	2,601,942
*Computer Task Group, Inc.	6,100	48,800
*Compuware Corp.	119,755	979,596

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*comScore, Inc.	13,311	$263,691
*Comtech Telecommunications Corp.	11,601	250,234
*Comverge, Inc.	8,800	77,968
#*Concur Technologies, Inc.	10,629	491,910
*Concurrent Computer Corp.	1,852	9,547
*Conexant Systems, Inc.	31,790	65,487
#*Constant Contact, Inc.	3,900	76,011
*Convergys Corp.	46,395	518,232
CoreLogic, Inc.	48,553	972,517
Corning, Inc.	180,866	3,277,292
*CPI International, Inc.	7,656	107,720
*Cray, Inc.	13,977	93,087
*Cree, Inc.	49,307	3,492,908
*CSG Systems International, Inc.	13,440	253,478
*CTC Media, Inc.	600	10,818
CTS Corp.	4,820	45,067
*CyberOptics Corp.	1,680	16,346
*Cymer, Inc.	17,100	569,088
*Cypress Semiconductor Corp.	66,500	704,900
Daktronics, Inc.	18,800	160,176
*Datalink Corp.	3,601	12,243
*Dataram Corp.	2,900	5,307
DDi Corp.	10,072	91,252
#*DealerTrack Holdings, Inc.	18,900	295,029
*Dell, Inc.	71,350	944,674
*Deltek, Inc.	14,273	107,048
#*DemandTec, Inc.	3,400	22,882
*DG FastChannel, Inc.	12,691	483,908
*Dice Holdings, Inc.	28,908	237,046
Diebold, Inc.	31,284	895,348
*Digi International, Inc.	12,286	102,097
*Digimarc Corp.	3,167	65,430
#*Digital River, Inc.	17,200	452,188
*DigitalGlobe, Inc.	1,362	37,128
*Diodes, Inc.	21,900	387,192
*DivX, Inc.	14,962	113,861
*Dolby Laboratories, Inc.	3,733	236,934
*Dot Hill Systems Corp.	6,469	7,181
*DSP Group, Inc.	11,800	82,364
DST Systems, Inc.	9,150	375,882
#*DTS, Inc.	9,245	330,231
*Dynamics Research Corp.	3,169	30,803
Earthlink, Inc.	55,146	486,939
*eBay, Inc.	107,912	2,256,440
#*Ebix, Inc.	6,000	99,660
*Echelon Corp.	18,350	139,277
*EchoStar Corp.	13,435	256,609
*Edgewater Technology, Inc.	2,837	6,951
Electro Rent Corp.	14,817	204,475
*Electro Scientific Industries, Inc.	3,616	41,512
*Electronic Arts, Inc.	87,719	1,397,364
*Electronics for Imaging, Inc.	27,200	289,680
*eLoyalty Corp.	2,980	18,863
*EMC Corp.	166,854	3,302,041
*EMS Technologies, Inc.	7,202	119,841
*Emulex Corp.	45,600	396,720
*Endwave Corp.	1,814	5,206
*Entegris, Inc.	72,956	336,327
*Entorian Technologies, Inc.	114	228
*Entropic Communications, Inc.	30,050	235,292
*Epicor Software Corp.	30,964	239,661

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*EPIQ Systems, Inc.	17,400	$226,548
*ePlus, Inc.	2,939	52,638
#*Equinix, Inc.	6,534	610,994
*Euronet Worldwide, Inc.	23,400	367,380
*Exar Corp.	19,595	136,969
*ExlService Holdings, Inc.	15,838	295,062
*Extreme Networks	37,100	106,106
*F5 Networks, Inc.	5,810	510,292
FactSet Research Systems, Inc.	4,600	345,000
#Fair Isaac Corp.	25,297	603,333
*Fairchild Semiconductor Corp. Class A	51,900	471,252
*FalconStor Software, Inc.	16,380	50,287
*Faro Technologies, Inc.	8,530	175,462
#*FEI Co.	19,248	376,491
#Fidelity National Information Services, Inc.	60,064	1,722,035
#*Finisar Corp.	17,350	278,121
#*First Solar, Inc.	3,000	376,350
*Fiserv, Inc.	42,000	2,104,200
*FLIR Systems, Inc.	7,537	224,301
*FormFactor, Inc.	28,937	280,110
*Forrester Research, Inc.	12,300	397,044
*Frequency Electronics, Inc.	1,200	6,120
*FSI International, Inc.	11,750	41,595
*Gartner Group, Inc.	13,847	348,529
*Gerber Scientific, Inc.	11,441	65,671
*Global Cash Access, Inc.	27,100	111,381
Global Payments, Inc.	6,700	252,791
*Globecomm Systems, Inc.	9,500	78,185
*Glu Mobile, Inc.	4,941	6,473
*Google, Inc.	8,440	4,092,134
*GSE Systems, Inc.	3,200	12,928
*GSI Commerce, Inc.	22,400	504,448
*GSI Technology, Inc.	10,812	73,522
*GTSI Corp.	605	3,255
*Guidance Software, Inc.	6,777	32,326
*Hackett Group, Inc.	15,038	47,219
*Harmonic, Inc.	41,310	287,931
Harris Corp.	8,200	365,146
Heartland Payment Systems, Inc.	14,768	233,039
*Henry Bros. Electronics, Inc.	353	1,431
*Hewitt Associates, Inc. Class A	4,700	230,770
Hewlett-Packard Co.	153,913	7,086,155
*Hittite Microwave Corp.	7,000	321,720
*Hughes Communications, Inc.	10,020	251,302
#*Hutchinson Technology, Inc.	9,663	36,719
*Hypercom Corp.	22,200	96,126
*I.D. Systems, Inc.	3,786	10,449
*IAC/InterActiveCorp	77,073	1,926,825
*ICx Technologies, Inc.	15,323	117,834
*IEC Electronics Corp.	3,400	16,422
iGATE Corp.	21,779	386,577
*Ikanos Communications, Inc.	10,726	18,771
#*Imation Corp.	17,857	166,427
Imergent, Inc.	2,000	7,440
*Immersion Corp.	12,180	67,355
*Infinera Corp.	47,700	431,685
#*Informatica Corp.	17,096	515,102
*InfoSpace, Inc.	21,761	170,389
*Ingram Micro, Inc.	90,600	1,497,618
*Innodata Isogen, Inc.	10,723	31,526
*Insight Enterprises, Inc.	34,850	507,765

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Integral Systems, Inc.	9,000	$68,040
*Integrated Device Technology, Inc.	90,784	527,455
*Integrated Silicon Solution, Inc.	12,644	108,738
Intel Corp.	318,464	6,560,358
*Intellicheck Mobilisa, Inc.	8,100	12,555
*Interactive Intelligence, Inc.	7,742	125,266
#*InterDigital, Inc.	7,200	196,488
*Intermec, Inc.	29,400	308,700
*Internap Network Services Corp.	24,807	116,097
International Business Machines Corp.	45,223	5,806,633
*International Rectifier Corp.	37,190	726,321
*Internet Brands, Inc.	20,387	223,849
*Internet Capital Group, Inc.	18,608	156,679
Intersil Corp.	61,426	697,799
*Intevac, Inc.	10,256	112,816
*IntriCon Corp.	3,283	17,367
*Intuit, Inc.	18,374	730,367
*INX, Inc.	2,550	11,654
#*IPG Photonics Corp.	19,702	317,399
*Isilon Systems, Inc.	21,043	369,094
*Iteris, Inc.	4,900	7,350
#*Itron, Inc.	19,131	1,244,854
*Ixia	33,193	364,459
*IXYS Corp.	20,163	178,039
#*j2 Global Communications, Inc.	21,227	499,471
Jabil Circuit, Inc.	103,665	1,504,179
Jack Henry & Associates, Inc.	18,340	465,836
*JDA Software Group, Inc.	16,461	386,834
*JDS Uniphase Corp.	94,078	1,020,746
#*Juniper Networks, Inc.	42,637	1,184,456
Keithley Instruments, Inc.	6,600	71,214
*Kenexa Corp.	10,137	121,948
*KEY Tronic Corp.	3,296	17,304
Keynote Systems, Inc.	4,600	46,046
*KIT Digital, Inc.	2,200	21,538
KLA-Tencor Corp.	34,817	1,102,654
*Knot, Inc. (The)	15,480	127,400
*Kopin Corp.	30,106	113,500
#*Kulicke & Soffa Industries, Inc.	32,100	215,712
*KVH Industries, Inc.	7,159	100,083
#*L-1 Identity Solutions, Inc.	65,800	536,928
*Lam Research Corp.	20,375	859,621
#*LaserCard Corp.	3,918	15,672
*Lattice Semiconductor Corp.	73,848	410,595
*Lawson Software, Inc.	88,185	702,834
*LeCroy Corp.	4,246	22,843
Lender Processing Services, Inc.	4,350	138,939
#*Lexmark International, Inc.	31,279	1,149,503
*Limelight Networks, Inc.	35,840	152,320
Linear Technology Corp.	18,031	574,828
*Lionbridge Technologies, Inc.	15,432	75,925
*Liquidity Services, Inc.	13,686	185,856
#*Littlefuse, Inc.	11,700	416,637
*LoJack Corp.	7,884	27,831
*LookSmart, Ltd.	1,971	2,957
*LoopNet, Inc.	18,800	215,072
#*Loral Space & Communications, Inc.	9,381	448,787
*LSI Corp.	154,690	623,401
*LTX-Credence Corp.	45,400	127,120
*Magma Design Automation, Inc.	15,000	48,600
#*Manhattan Associates, Inc.	11,370	305,398

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*ManTech International Corp. Class A	7,401	$293,450
Marchex, Inc.	12,100	56,386
*Marvell Technology Group, Ltd.	28,950	431,934
#MasterCard, Inc. Class A	3,826	803,613
*Mattson Technology, Inc.	24,700	72,371
Maxim Integrated Products, Inc.	73,681	1,291,628
Maximus, Inc.	11,200	674,128
*Maxwell Technologies, Inc.	7,627	96,405
*McAfee, Inc.	10,800	357,480
*Measurement Specialties, Inc.	6,305	105,294
*Medidata Solutions, Inc.	300	4,524
#*MEMC Electronic Materials, Inc.	30,054	287,316
*MEMSIC, Inc.	4,688	10,782
*Mentor Graphics Corp.	48,345	465,079
*Mercury Computer Systems, Inc.	11,950	157,740
Mesa Laboratories, Inc.	875	20,956
Methode Electronics, Inc.	18,177	194,130
Micrel, Inc.	27,668	268,933
#Microchip Technology, Inc.	13,325	405,746
#*Micron Technology, Inc.	183,534	1,336,128
#*MICROS Systems, Inc.	30,000	1,073,400
*Microsemi Corp.	39,334	627,771
Microsoft Corp.	282,322	7,286,731
#*MicroStrategy, Inc.	2,192	181,914
#*Microtune, Inc.	20,391	48,734
*Mindspeed Technologies, Inc.	2,500	17,675
*MIPS Technologies, Inc.	18,132	98,819
*MKS Instruments, Inc.	19,110	410,101
Mocon, Inc.	2,500	26,850
*ModusLink Global Solutions, Inc.	20,681	135,667
Molex, Inc.	28,500	561,735
Molex, Inc. Class A	26,116	441,360
#*MoneyGram International, Inc.	27,096	70,721
*Monolithic Power Systems, Inc.	12,984	228,778
*Monotype Imaging Holdings, Inc.	17,474	145,384
#*MoSys, Inc.	12,700	57,658
*Motorola, Inc.	369,428	2,767,016
*Move, Inc.	26,655	60,240
MTS Systems Corp.	9,407	272,145
*Multi-Fineline Electronix, Inc.	14,500	367,430
#*Nanometrics, Inc.	10,457	95,472
*NAPCO Security Technologies, Inc.	200	346
National Instruments Corp.	16,900	539,110
National Semiconductor Corp.	18,500	255,300
*NCI, Inc.	4,234	99,753
*NCR Corp.	41,891	573,907
#*NetApp, Inc.	13,000	549,900
*Netezza Corp.	23,320	361,460
*NETGEAR, Inc.	17,812	427,488
#*NetList, Inc.	7,900	23,858
*NetLogic Microsystems, Inc.	16,936	500,628
#*NetScout Systems, Inc.	21,229	336,480
#*NetSuite, Inc.	9,300	138,012
*Network Equipment Technologies, Inc.	15,350	47,892
*NeuStar, Inc.	11,555	268,423
*Nextwave Wireless, Inc.	100	199
NIC, Inc.	12,033	89,285
*Novatel Wireless, Inc.	13,400	89,780
*Novell, Inc.	203,700	1,230,348
*Novellus Systems, Inc.	57,900	1,546,509
*Nu Horizons Electronics Corp.	6,934	23,853

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Nuance Communications, Inc.	75,617	$1,248,437
*NumereX Corp. Class A	1,070	5,436
*Nvidia Corp.	90,900	835,371
O.I. Corp.	1,118	8,642
*Occam Networks, Inc.	11,654	74,119
*Oclaro, Inc.	4,580	56,471
#*OmniVision Technologies, Inc.	24,100	537,671
*ON Semiconductor Corp.	67,545	455,929
*Online Resources Corp.	10,747	44,063
*Onvia, Inc.	2,875	9,890
#*Open Text Corp.	1,234	48,743
*Openwave Systems, Inc.	36,700	74,501
*Oplink Communications, Inc.	9,900	159,489
OPNET Technologies, Inc.	11,488	175,077
*Opnext, Inc.	20,936	37,685
*Optical Cable Corp.	1,689	5,050
Oracle Corp.	166,850	3,944,334
*Orbcomm, Inc.	8,108	15,162
#*OSI Systems, Inc.	10,074	279,956
*PAR Technology Corp.	6,558	39,217
*Parametric Technology Corp.	41,328	741,424
Park Electrochemical Corp.	9,648	264,741
Paychex, Inc.	12,600	327,474
*PC Connection, Inc.	11,642	80,446
*PC Mall, Inc.	4,400	18,612
*PC-Tel, Inc.	10,151	64,256
*PDF Solutions, Inc.	14,305	58,650
#Pegasystems, Inc.	14,639	450,296
*Perceptron, Inc.	2,564	12,076
*Perficient, Inc.	16,975	146,834
*Performance Technologies, Inc.	2,917	6,563
*Pericom Semiconductor Corp.	13,125	119,962
*Pervasive Software, Inc.	6,155	29,544
*Phoenix Technologies, Ltd.	5,100	15,759
#*Photronics, Inc.	23,157	104,670
*Pixelworks, Inc.	4,400	14,564
*Planar Systems, Inc.	6,208	14,589
Plantronics, Inc.	22,600	677,322
#*Plexus Corp.	19,729	576,087
#*PLX Technology, Inc.	17,300	66,086
*PMC - Sierra, Inc.	86,000	696,600
*Polycom, Inc.	43,600	1,294,048
#Power Integrations, Inc.	11,860	419,251
*Presstek, Inc.	16,727	44,159
*Progress Software Corp.	21,200	633,880
*PROS Holdings, Inc.	1,700	12,019
QAD, Inc.	13,903	57,976
*QLogic Corp.	19,100	304,072
QUALCOMM, Inc.	61,279	2,333,504
Qualstar Corp.	500	890
*Quantum Corp.	72,800	116,480
#*Quest Software, Inc.	44,300	893,088
#*QuickLogic Corp.	7,920	27,166
*Radiant Systems, Inc.	16,582	235,630
*RadiSys Corp.	12,264	121,046
*Rambus, Inc.	16,000	314,400
*Ramtron International Corp.	10,803	37,270
*RealNetworks, Inc.	82,000	272,240
#*Red Hat, Inc.	14,600	469,390
*Reis, Inc.	6,463	43,367
*Relm Wireless Corp.	5,100	12,342

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Renaissance Learning, Inc.	8,783	$122,084
#*RF Micro Devices, Inc.	125,372	522,801
Richardson Electronics, Ltd.	6,808	65,016
*RightNow Technologies, Inc.	5,935	93,892
*Rimage Corp.	5,808	98,039
*Riverbed Technology, Inc.	23,600	875,324
*Rofin-Sinar Technologies, Inc.	16,100	339,066
*Rogers Corp.	9,528	294,892
#*Rovi Corp.	47,006	2,091,767
#*Rubicon Technology, Inc.	9,400	284,350
*Rudolph Technologies, Inc.	13,694	118,316
*S1 Corp.	41,070	241,081
*Saba Software, Inc.	13,182	64,724
#*SAIC, Inc.	9,100	151,333
*Salary.com, Inc.	1,949	5,730
#*Salesforce.com, Inc.	9,455	935,572
*Sandisk Corp.	66,400	2,901,680
#*Sanmina-SCI Corp.	40,884	513,912
Sapient Corp.	60,300	663,300
*SAVVIS, Inc.	23,662	417,161
*ScanSource, Inc.	11,500	317,170
*Scientific Learning Corp.	1,402	7,318
*SeaChange International, Inc.	16,030	143,629
*Seagate Technology	35,797	449,252
*Semtech Corp.	28,965	503,412
*ShoreTel, Inc.	17,800	89,000
#*Sigma Designs, Inc.	10,200	104,448
#*Silicon Graphics International Corp.	14,700	114,660
*Silicon Image, Inc.	29,344	125,005
#*Silicon Laboratories, Inc.	16,200	648,810
#*Skyworks Solutions, Inc.	94,195	1,651,238
#*Smart Modular Technologies (WWH), Inc.	31,136	168,446
*Smith Micro Software, Inc.	18,086	177,785
Solera Holdings, Inc.	5,888	223,626
#*Sonic Solutions, Inc.	22,099	173,919
*Sonus Networks, Inc.	73,896	212,820
*Soundbite Communications, Inc.	600	1,710
*Sourcefire, Inc.	9,700	206,998
*Spansion, Inc. Class A	1,575	26,492
*Spark Networks, Inc.	3,744	12,430
*Spectrum Control, Inc.	6,057	91,400
*SRA International, Inc.	20,300	451,066
*SRS Labs, Inc.	8,071	75,060
*Stamps.com, Inc.	6,600	72,204
*Standard Microsystems Corp.	10,844	238,785
*StarTek, Inc.	6,300	29,106
#*STEC, Inc.	18,060	281,736
#*Stratasys, Inc.	9,400	213,474
*Stream Global Services, Inc.	334	1,476
*SuccessFactors, Inc.	22,800	463,068
#*Super Micro Computer, Inc.	15,523	224,152
*Supertex, Inc.	6,800	176,392
*Support.com, Inc.	19,982	82,526
—*Sybase, Inc.	12,690	824,850
Sycamore Networks, Inc.	17,722	412,568
*Symantec Corp.	77,226	1,001,621
*Symmetricom, Inc.	18,980	101,163
#*Synaptics, Inc.	5,550	173,715
*Synchronoss Technologies, Inc.	14,600	284,554
#*SYNNEX Corp.	15,700	414,323
*Synopsys, Inc.	42,119	919,879

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Syntel, Inc.	6,037	$249,087
#*Take-Two Interactive Software, Inc.	37,819	387,645
*Taleo Corp.	10,800	265,680
*Tech Data Corp.	28,563	1,129,952
Technitrol, Inc.	17,800	71,022
*TechTarget, Inc.	14,023	81,193
*TechTeam Global, Inc.	3,464	21,338
*Tekelec	34,000	480,760
*TeleCommunication Systems, Inc.	20,599	73,950
*TeleTech Holdings, Inc.	24,100	334,990
Tellabs, Inc.	234,313	1,635,505
*Telular Corp.	5,320	16,758
*Teradata Corp.	22,000	699,600
#*Teradyne, Inc.	69,100	743,516
#*Terremark Worldwide, Inc.	21,186	190,250
Tessco Technologies, Inc.	4,950	69,894
*Tessera Technologies, Inc.	26,327	447,032
Texas Instruments, Inc.	60,889	1,503,349
TheStreet.com, Inc.	13,138	40,202
*THQ, Inc.	27,823	126,873
*TIBCO Software, Inc.	83,612	1,133,779
*Tier Technologies, Inc.	7,405	48,651
#*TiVo, Inc.	24,756	212,406
*TNS, Inc.	3,400	66,810
*Tollgrade Communications, Inc.	4,681	31,129
Total System Services, Inc.	12,552	187,150
*Transact Technologies, Inc.	3,500	24,640
*Travelzoo, Inc.	2,698	41,981
*Trident Microsystems, Inc.	4,100	7,339
*Trimble Navigation, Ltd.	41,240	1,169,979
*Triquint Semiconductor, Inc.	71,066	492,487
#*TTM Technologies, Inc.	18,800	192,700
Tyco Electronics, Ltd.	57,625	1,555,875
#*Tyler Technologies, Inc.	18,173	298,582
#*Ultimate Software Group, Inc.	3,200	103,232
*Ultra Clean Holdings, Inc.	10,433	112,989
*Ultratech, Inc.	13,241	239,265
*Unica Corp.	9,997	89,173
*Unisys Corp.	8,740	236,067
United Online, Inc.	38,524	243,472
#*Universal Display Corp.	11,500	237,015
*UTStarcom, Inc.	37,523	79,924
#*ValueClick, Inc.	36,000	394,200
*Varian Semiconductor Equipment Associates, Inc.	11,100	313,686
#*Veeco Instruments, Inc.	12,600	545,580
*VeriFone Systems, Inc.	28,600	625,768
*VeriSign, Inc.	14,100	396,915
#*Viasat, Inc.	16,695	603,357
*Viasystems Group, Inc.	936	14,433
*Vicon Industries, Inc.	916	3,975
*Video Display Corp.	3,247	13,637
#*Virage Logic Corp.	12,854	153,605
#Virnetx Holding Corp.	13,988	86,026
*Virtusa Corp.	10,542	112,378
Visa, Inc.	29,104	2,134,778
*Vishay Intertechnology, Inc.	131,644	1,117,658
*VistaPrint NV	10,495	346,860
*VMware, Inc. Class A	3,400	263,602
*Vocus, Inc.	8,500	138,465
#*Volterra Semiconductor Corp.	7,200	162,144
Wayside Technology Group, Inc.	1,635	16,366

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Web.com Group, Inc.	11,150	$36,906
*Websense, Inc.	12,900	239,424
*Western Digital Corp.	57,997	1,530,541
Western Union Co. (The)	24,369	395,509
*Wireless Ronin Technologies, Inc.	2,900	4,495
*WPCS International, Inc.	500	1,240
#*Wright Express Corp.	16,400	573,836
Xerox Corp.	224,735	2,188,919
Xilinx, Inc.	12,900	360,168
#*X-Rite, Inc.	20,363	75,343
*Yahoo!, Inc.	260,720	3,618,794
*Zebra Technologies Corp. Class A	26,900	738,136
*Zix Corp.	6,582	15,007
*Zoran Corp.	29,100	250,260
*Zygo Corp.	7,774	64,369

Total Information Technology		255,937,973

Materials — (4.4%)
A. Schulman, Inc.	14,730	288,561
*A.M. Castle & Co.	10,000	147,700
*AEP Industries, Inc.	3,078	88,954
Air Products & Chemicals, Inc.	10,195	739,953
Airgas, Inc.	13,887	906,682
AK Steel Holding Corp.	23,275	325,617
Albemarle Corp.	14,250	621,585
Alcoa, Inc.	143,656	1,604,638
#Allegheny Technologies, Inc.	23,504	1,119,025
#AMCOL International Corp.	15,900	476,364
*American Pacific Corp.	1,938	9,206
American Vanguard Corp.	12,005	102,643
AptarGroup, Inc.	26,185	1,127,788
*Arabian American Development Co.	3,989	9,893
Arch Chemicals, Inc.	13,700	469,499
Ashland, Inc.	35,427	1,801,463
Balchem Corp.	10,296	272,342
Ball Corp.	14,200	827,008
Bemis Co., Inc.	35,436	1,061,663
*Boise, Inc.	40,475	242,445
*Brush Engineered Materials, Inc.	9,400	224,190
*Buckeye Technologies, Inc.	17,300	196,355
Cabot Corp.	45,400	1,339,300
*Calgon Carbon Corp.	24,200	320,408
Carpenter Technology Corp.	22,001	768,935
Celanese Corp. Class A	7,868	221,012
#*Century Aluminum Co.	41,200	429,716
CF Industries Holdings, Inc.	3,169	257,291
*Clearwater Paper Corp.	5,500	338,965
Cliffs Natural Resources, Inc.	31,890	1,804,017
#*Coeur d’Alene Mines Corp.	36,875	561,606
*Commercial Metals Co.	52,671	757,936
Compass Minerals International, Inc.	3,700	261,553
*Core Molding Technologies, Inc.	1,000	5,610
*Crown Holdings, Inc.	12,300	342,309
Cytec Industries, Inc.	23,903	1,193,238
Deltic Timber Corp.	6,277	287,361
Domtar Corp.	22,871	1,337,954
Dow Chemical Co. (The)	186,568	5,098,903
E.I. du Pont de Nemours & Co.	39,193	1,593,979
Eagle Materials, Inc.	20,507	501,601
Eastman Chemical Co.	18,555	1,162,285
Ecolab, Inc.	8,652	423,169

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
*Ferro Corp.	35,000	$373,450
#*Flotek Industries, Inc.	2,744	3,210
FMC Corp.	10,200	637,398
Freeport-McMoRan Copper & Gold, Inc. Class B	20,034	1,433,232
Friedman Industries, Inc.	5,121	28,678
#*General Moly, Inc.	32,594	108,212
#*Georgia Gulf Corp.	6,300	96,705
*Graphic Packaging Holding Co.	155,855	545,493
Greif, Inc. Class A	14,500	864,635
Greif, Inc. Class B	7,370	422,670
H.B. Fuller Co.	23,610	482,588
#Hawkins, Inc.	6,287	204,076
Haynes International, Inc.	5,594	188,294
*Headwaters, Inc.	27,200	94,112
#*Hecla Mining Co.	115,000	568,100
*Horsehead Holding Corp.	21,000	160,860
Huntsman Corp.	119,024	1,246,181
Innophos Holdings, Inc.	10,078	295,386
*Innospec, Inc.	9,800	107,800
International Flavors & Fragrances, Inc.	8,200	372,116
International Paper Co.	135,000	3,267,000
#*Intrepid Potash, Inc.	5,417	131,091
Kaiser Aluminum Corp.	9,300	381,300
*KapStone Paper & Packaging Corp.	20,300	232,232
KMG Chemicals, Inc.	5,853	88,790
Koppers Holdings, Inc.	4,043	100,428
#*Kronos Worldwide, Inc.	15,791	368,088
*Landec Corp.	11,412	73,607
#*Limoneira Co.	875	15,960
*Louisiana-Pacific Corp.	57,380	417,726
*LSB Industries, Inc.	9,568	138,640
Lubrizol Corp.	12,900	1,206,021
Martin Marietta Materials, Inc.	2,794	238,608
MeadWestavco Corp.	98,891	2,369,428
#*Mercer International, Inc.	14,800	79,476
Minerals Technologies, Inc.	8,900	464,313
*Mines Management, Inc.	9,349	14,491
#Monsanto Co.	18,755	1,084,789
Mosaic Co. (The)	18,795	895,582
Myers Industries, Inc.	22,535	178,252
Nalco Holding Co.	25,466	621,116
Neenah Paper, Inc.	6,700	120,198
NewMarket Corp.	6,400	686,016
Newmont Mining Corp.	44,983	2,514,550
NL Industries, Inc.	21,644	183,108
*Northern Technologies International Corp.	649	8,768
Nucor Corp.	35,834	1,402,543
Olin Corp.	36,150	733,845
Olympic Steel, Inc.	4,900	124,607
*OM Group, Inc.	14,500	391,500
*Omnova Solutions, Inc.	17,071	133,154
*Owens-Illinois, Inc.	1,152	31,853
P.H. Glatfelter Co.	25,885	295,866
Packaging Corp. of America	43,952	1,054,848
*Pactiv Corp.	20,600	626,652
*Penford Corp.	8,931	49,478
*PolyOne Corp.	42,600	439,206
PPG Industries, Inc.	16,292	1,131,805
#Praxair, Inc.	11,741	1,019,354
Quaker Chemical Corp.	5,234	184,551
Reliance Steel & Aluminum Co.	28,160	1,106,125

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Rock-Tenn Co. Class A	15,926	$847,582
*Rockwood Holdings, Inc.	35,914	1,049,048
Royal Gold, Inc.	16,749	739,133
RPM International, Inc.	64,800	1,216,296
*RTI International Metals, Inc.	13,612	386,309
Schnitzer Steel Industries, Inc. Class A	9,800	449,036
Schweitzer-Maudoit International, Inc.	7,466	395,175
#Scotts Miracle-Gro Co. Class A (The)	11,100	535,575
Sealed Air Corp.	37,320	807,232
#*Senomyx, Inc.	14,811	66,057
Sensient Technologies Corp.	27,300	804,258
#Sigma-Aldrich Corp.	9,500	532,950
Silgan Holdings, Inc.	14,600	414,932
*Solitario Exploration & Royalty Corp.	1,000	1,910
*Solutia, Inc.	58,785	829,456
Sonoco Products Co.	35,765	1,169,516
Southern Copper Corp.	30,511	958,351
*Spartech Corp.	14,100	147,486
Steel Dynamics, Inc.	39,063	559,382
Stepan Co.	4,629	305,560
#*Stillwater Mining Co.	44,400	611,388
Synalloy Corp.	4,403	40,728
Temple-Inland, Inc.	53,702	1,077,262
#Texas Industries, Inc.	11,897	394,980
*Titanium Metals Corp.	87,113	1,928,682
*U.S. Gold Corp.	43,900	217,305
*United States Lime & Minerals, Inc.	2,971	126,921
United States Steel Corp.	30,021	1,330,831
*Universal Stainless & Alloy Products, Inc.	3,000	68,460
Valhi, Inc.	6,100	85,217
Valspar Corp.	55,470	1,742,313
*Verso Paper Corp.	1,800	5,400
Vulcan Materials Co.	10,100	456,924
Walter Energy, Inc.	4,202	299,603
*Wausau Paper Corp.	23,041	157,370
#Westlake Chemical Corp.	44,498	1,100,881
Weyerhaeuser Co.	78,100	1,266,782
Worthington Industries, Inc.	42,400	607,592
*WR Grace & Co.	19,600	503,132
Zep, Inc.	10,235	194,874
*Zoltek Cos., Inc.	13,500	141,075

Total Materials		89,081,847

Other — (0.0%)
•*Avigen, Inc. Escrow Shares	370	—

Telecommunication Services — (2.8%)
*AboveNet, Inc.	10,300	547,960
Alaska Communications Systems Group, Inc.	10,800	100,008
*American Tower Corp.	14,055	649,903
*Arbinet Corp.	939	7,521
AT&T, Inc.	978,296	25,376,998
Atlantic Tele-Network, Inc.	7,898	353,120
#*Cbeyond, Inc.	7,200	109,656
CenturyLink, Inc.	47,501	1,691,986
*Cincinnati Bell, Inc.	63,900	189,144
*Cogent Communications Group, Inc.	20,327	175,219
Consolidated Communications Holdings, Inc.	12,305	214,845
*Crown Castle International Corp.	13,970	551,955
#*FiberTower Corp.	2,000	9,540
#Frontier Communications Corp.	224,413	1,714,515

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
*General Communications, Inc. Class A	30,061	$254,917
#*Global Crossing, Ltd.	19,374	224,157
HickoryTech Corp.	7,368	56,513
*IDT Corp. Class B	4,352	80,599
*Leap Wireless International, Inc.	37,607	447,147
#*MetroPCS Communications, Inc.	58,968	527,764
*Neutral Tandem, Inc.	2,800	29,960
*NII Holdings, Inc.	40,762	1,526,945
NTELOS Holdings Corp.	13,929	260,612
*PAETEC Holding Corp.	69,000	271,170
*Premiere Global Services, Inc.	32,566	203,863
#Qwest Communications International, Inc.	56,598	320,345
#*SBA Communications Corp.	17,210	622,658
Shenandoah Telecommunications Co.	10,925	212,819
*Sprint Nextel Corp.	488,667	2,233,208
*SureWest Communications	7,920	53,935
*Syniverse Holdings, Inc.	32,300	721,259
Telephone & Data Systems, Inc.	21,600	737,208
Telephone & Data Systems, Inc. Special Shares	23,815	714,688
*tw telecom, inc.	32,592	616,641
*United States Cellular Corp.	16,900	794,807
USA Mobility, Inc.	12,649	187,585
Verizon Communications, Inc.	489,983	14,238,906
Warwick Valley Telephone Co.	1,953	27,147
Windstream Corp.	63,557	724,550
*Xeta Corp.	960	3,024

Total Telecommunication Services		57,784,797

Utilities — (2.3%)
*AES Corp.	140,530	1,448,864
AGL Resources, Inc.	15,250	579,500
Allegheny Energy, Inc.	10,318	235,250
ALLETE, Inc.	12,600	454,356
Alliant Energy Corp.	9,000	311,040
Ameren Corp.	19,700	499,789
American Electric Power Co., Inc.	18,700	672,826
#American States Water Co.	6,000	211,680
*American Water Works Co., Inc.	2,800	59,864
#Aqua America, Inc.	31,700	617,833
Artesian Resources Corp.	2,003	36,655
Atmos Energy Corp.	19,100	553,900
Avista Corp.	19,400	405,848
Black Hills Corp.	13,800	440,496
#*Cadiz, Inc.	2,488	32,817
California Water Service Group	10,221	363,357
*Calpine Corp.	123,728	1,670,328
CenterPoint Energy, Inc.	30,346	431,824
Central Vermont Public Service Corp.	6,462	137,253
CH Energy Group, Inc.	8,000	334,400
Chesapeake Utilities Corp.	3,094	102,845
Cleco Corp.	13,800	393,990
CMS Energy Corp.	35,800	569,936
Connecticut Water Services, Inc.	4,027	93,426
Consolidated Edison, Inc.	12,219	563,540
*Consolidated Water Co., Ltd.	1,128	13,581
Constellation Energy Group, Inc.	5,733	181,163
Delta Natural Gas Co., Inc.	863	25,674
Dominion Resources, Inc.	27,161	1,140,490
DPL, Inc.	9,700	245,507
DTE Energy Co.	15,100	697,016
Duke Energy Corp.	59,315	1,014,287

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
Edison International, Inc.	15,800	$523,770
*El Paso Electric Co.	15,400	331,100
Empire District Electric Co.	13,000	255,450
Energen Corp.	6,300	279,972
Entergy Corp.	8,980	696,040
EQT Corp.	10,200	374,136
Exelon Corp.	27,319	1,142,754
FirstEnergy Corp.	13,677	515,623
Gas Natural, Inc.	999	11,708
Great Plains Energy, Inc.	26,479	475,033
Hawaiian Electric Industries, Inc.	18,100	426,255
IDACORP, Inc.	12,000	422,640
Integrys Energy Group, Inc.	14,221	673,364
ITC Holdings Corp.	9,820	557,187
#Laclede Group, Inc.	7,812	272,951
Maine & Maritimes Corp.	402	17,929
MDU Resources Group, Inc.	13,900	274,525
MGE Energy, Inc.	8,580	321,493
Middlesex Water Co.	7,847	129,868
*Mirant Corp.	89,204	978,568
National Fuel Gas Co.	6,167	296,324
New Jersey Resources Corp.	9,200	343,436
NextEra Energy, Inc.	18,600	972,780
#Nicor, Inc.	10,400	455,416
NiSource, Inc.	21,400	353,100
Northeast Utilities, Inc.	14,500	403,680
Northwest Natural Gas Co.	9,900	469,359
NorthWestern Corp.	12,400	349,680
*NRG Energy, Inc.	61,143	1,386,723
#NSTAR	10,200	379,032
NV Energy, Inc.	46,700	593,090
OGE Energy Corp.	15,100	598,564
Oneok, Inc.	8,100	376,893
#Ormat Technologies, Inc.	17,339	482,371
Pennichuck Corp.	2,277	51,232
Pepco Holdings, Inc.	18,800	317,908
PG&E Corp.	17,848	792,451
Piedmont Natural Gas Co.	14,300	380,666
Pinnacle West Capital Corp.	9,300	354,237
PNM Resources, Inc.	29,400	347,802
Portland General Electric Co.	24,400	466,040
PPL Corp.	16,417	448,020
Progress Energy, Inc.	12,913	543,766
Public Service Enterprise Group, Inc.	83,008	2,730,963
Questar Corp.	42,053	691,772
RGC Resources, Inc.	90	2,790
*RRI Energy, Inc.	105,784	417,847
SCANA Corp.	9,500	363,945
Sempra Energy	10,780	536,305
SJW Corp.	10,531	262,117
South Jersey Industries, Inc.	9,625	449,680
Southern Co.	38,275	1,352,256
Southwest Gas Corp.	15,900	511,503
Southwest Water Co.	7,600	82,460
TECO Energy, Inc.	33,300	544,122
UGI Corp.	20,746	559,312
UIL Holdings Corp.	10,412	283,727
Unisource Energy Corp.	12,324	397,819
Unitil Corp.	4,906	107,196
Vectren Corp.	17,600	435,952
Westar Energy, Inc.	22,900	546,852

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†

Utilities — (Continued)
WGL Holdings, Inc.	11,000	$396,880
Wisconsin Energy Corp.	9,000	488,520
Xcel Energy, Inc.	22,001	483,802
York Water Co.	3,657	54,160

Total Utilities		46,082,251

TOTAL COMMON STOCKS		1,797,531,865

RIGHTS/WARRANTS — (0.0%)
*GeoMet, Inc. Rights 08/18/10	171	249
•*Maui Land & Pineapple Co., Inc. Rights 07/29/10	1,700	1,411

TOTAL RIGHTS/WARRANTS		1,660

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $13,015,000 FHLMC 5.00%, 10/15/24, valued at $14,414,113) ) to be repurchased at $14,200,225	$14,200	14,200,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	226,912,773	226,912,773
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $3,642,790 FHLMC 5.500%, 07/01/38, valued at $2,356,063) to be repurchased at $2,287,479	$2,287	2,287,439

TOTAL SECURITIES LENDING COLLATERAL		229,200,212

TOTAL INVESTMENTS — (100.0%) (Cost $1,848,769,558)##		$2,040,933,737

1000

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$274,558,568	—	—	$274,558,568
Consumer Staples	114,245,705	—	—	114,245,705
Energy	176,878,156	—	—	176,878,156
Financials	352,024,907	—	—	352,024,907
Health Care	177,869,194	$187,533	—	178,056,727
Industrials	252,880,934	—	—	252,880,934
Information Technology	255,113,123	824,850	—	255,937,973
Materials	89,081,847	—	—	89,081,847
Other	—	—	—	—
Telecommunication Services	57,784,797	—	—	57,784,797
Utilities	46,082,251	—	—	46,082,251
Rights/Warrants	249	1,411	—	1,660
Temporary Cash Investments	—	14,200,000	—	14,200,000
Securities Lending Collateral	—	229,200,212	—	229,200,212

TOTAL	$1,796,519,731	$244,414,006	—	$2,040,933,737

See accompanying Notes to Schedules of Investments.

1001

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (96.9%)
AUSTRALIA — (5.7%)
Alumina, Ltd.	835,922	$1,177,528
Alumina, Ltd. Sponsored ADR	39,590	222,892
Amcor, Ltd.	714,496	4,248,876
*Asciano Group, Ltd.	1,670,139	2,562,817
*Bank of Queensland, Ltd.	75,661	710,847
Bendigo Bank, Ltd.	166,849	1,238,496
*BlueScope Steel, Ltd.	1,393,066	2,997,626
Boral, Ltd.	430,410	1,653,280
Caltex Australia, Ltd.	144,422	1,341,819
Crown, Ltd.	289,796	2,091,616
CSR, Ltd.	940,199	1,466,316
Downer EDI, Ltd.	55,367	249,234
Fairfax Media, Ltd.	1,234,711	1,648,321
Goodman Fielder, Ltd.	685,069	827,110
#Harvey Norman Holdings, Ltd.	236,959	750,256
Incitec Pivot, Ltd.	906,667	2,673,888
Insurance Australia Group, Ltd.	660,299	2,043,676
Lend Lease Group NL	151,814	1,001,733
Macquarie Group, Ltd.	182,238	6,152,361
National Australia Bank, Ltd.	175,494	4,003,123
New Hope Corp., Ltd.	7,151	30,477
OneSteel, Ltd.	682,665	1,851,130
Origin Energy, Ltd.	545,475	7,625,980
*OZ Minerals, Ltd.	1,529,990	1,710,734
Primary Health Care, Ltd.	94,961	309,838
*Qantas Airways, Ltd.	876,752	1,964,964
Santos, Ltd.	534,149	6,441,488
Sims Metal Management, Ltd.	30,847	496,704
*Sims Metal Management, Ltd. Sponsored ADR	7,228	115,793
*Sonic Healthcare, Ltd.	151,578	1,415,000
Suncorp-Metway, Ltd.	777,973	5,899,888
TABCORP Holdings, Ltd.	335,595	2,081,025
Tatts Group, Ltd.	606,490	1,344,585
*Toll Holdings, Ltd.	297,865	1,604,177
Washington H. Soul Pattinson & Co., Ltd.	47,047	554,261
Wesfarmers, Ltd.	881,538	24,834,126

TOTAL AUSTRALIA		97,341,985

AUSTRIA — (0.2%)
Erste Group Bank AG	66,051	2,643,501
OMV AG	23,404	782,538
*Raiffeisen International Bank Holding AG	11,688	530,188

TOTAL AUSTRIA		3,956,227

BELGIUM — (0.7%)
Delhaize Group SA	55,030	4,062,912
Delhaize Group SA Sponsored ADR	10,600	788,958
*KBC Groep NV	36,668	1,613,931
#Solvay SA	28,243	2,763,583
UCB SA	99,152	3,197,506

TOTAL BELGIUM		12,426,890

CANADA — (9.9%)
Astral Media, Inc. Class A	22,250	788,235
Bank of Montreal	2,138	130,749
BCE, Inc.	165,392	5,059,655
Canadian Pacific Railway, Ltd.	125,403	7,488,439
Canadian Tire Corp. Class A	62,053	3,451,379

1002

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Canadian Utilities, Ltd. Class A	28,475	$1,351,943
*CGI Group, Inc.	56,161	803,041
Empire Co., Ltd. Class A	19,858	1,081,706
Encana Corp.	452,892	13,846,015
Ensign Energy Services, Inc.	47,000	579,242
Fairfax Financial Holdings, Ltd.	13,300	5,297,748
George Weston, Ltd.	38,500	2,940,163
*Gerdau Ameristeel Corp.	63,889	701,626
Goldcorp, Inc.	236,291	9,262,708
Husky Energy, Inc.	165,417	4,064,426
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,371,155
*Inmet Mining Corp.	32,600	1,593,454
Intact Financial Corp.	21,200	965,914
Loblaw Cos., Ltd.	71,387	3,031,022
Magna International, Inc. Class A	70,869	5,275,623
Manitoba Telecom Services, Inc.	8,700	233,822
Manulife Financial Corp.	609,276	9,683,935
Metro, Inc. Class A	41,000	1,752,386
National Bank of Canada	43,689	2,506,896
*New Gold, Inc.	152,024	751,210
Nexen, Inc.	219,286	4,554,016
*Sears Canada, Inc.	13,197	333,760
*Sino-Forest Corp.	129,405	1,992,589
Sun Life Financial, Inc.	494,520	13,911,306
Suncor Energy, Inc.	207,843	6,851,612
Talisman Energy, Inc.	462,000	7,886,873
*Teck Resources, Ltd. Class A	400	14,299
Teck Resources, Ltd. Class B	281,955	9,925,540
Telus Corp. (2381093)	4,900	193,893
Telus Corp. (2381134)	96,710	3,629,271
Thomson Reuters Corp.	335,015	12,526,605
TransAlta Corp.	128,595	2,606,799
TransCanada Corp.	488,629	17,267,537
*Viterra, Inc.	122,927	962,562
Yamana Gold, Inc.	401,180	3,773,562

TOTAL CANADA		170,442,716

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	844	7,111,650
Carlsberg A.S. Series B	71,633	6,341,243
Danisco A.S.	32,259	2,452,214
*Danske Bank A.S.	275,254	6,464,188
*Jyske Bank A.S.	35,220	1,226,719
*Sydbank A.S.	22,100	550,160

TOTAL DENMARK		24,146,174

FINLAND — (1.1%)
Kesko Oyj	68,400	2,652,404
#Neste Oil Oyj	67,917	1,001,799
#Outokumpu Oyj	62,923	1,043,634
#*Rautaruukki Oyj Series K	16,100	310,638
Sampo Oyj	60,122	1,468,627
#Stora Enso Oyj Series R	584,456	4,730,206
UPM-Kymmene Oyj	522,500	7,582,443

TOTAL FINLAND		18,789,751

FRANCE — (9.0%)
*Air France-KLM SA	157,437	2,348,464
AXA SA	948,963	17,422,944
AXA SA Sponsored ADR	403,078	7,436,789

1003

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
BNP Paribas SA	305,389	$20,875,687
Capgemini SA	59,817	2,843,549
Casino Guichard Perrachon SA	29,583	2,577,647
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	28,903	559,562
Ciments Francais SA	10,168	820,194
CNP Assurances SA	102,520	2,116,913
Compagnie de Saint-Gobain SA	276,766	11,779,405
#Compagnie Generale des Establissements Michelin SA Series B	40,337	3,069,745
Credit Agricole SA	469,537	6,408,576
#Credit Industriel et Commercial	3,905	618,318
*European Aeronautic Defence & Space Co. SA	215,176	5,098,673
GDF Suez SA	214,159	7,099,022
*Groupe Eurotunnel SA	189,346	1,391,744
Lafarge SA	109,354	5,954,293
Lagardere SCA	86,944	3,201,095
*Natixis SA	271,820	1,448,006
*Peugeot SA	74,673	2,214,228
PPR SA	61,307	8,207,192
#*Renault SA	83,174	3,719,052
*Rexel SA	26,426	437,687
Safran SA	76,121	2,053,927
SCOR SE	125,072	2,743,037
Societe Generale Paris SA	234,110	13,445,266
STMicroelectronics NV	551,076	4,525,231
Vivendi SA	623,143	14,946,210

TOTAL FRANCE		155,362,456

GERMANY — (8.6%)
Allianz SE	188,633	21,807,595
Allianz SE Sponsored ADR	716,588	8,326,753
Bayerische Motoren Werke AG	235,671	12,685,194
#*Commerzbank AG	242,762	2,197,611
*Daimler AG (5529027)	345,709	18,574,353
*Daimler AG (D1668R123)	102,800	5,556,340
Deutsche Bank AG (5750355)	113,494	7,924,865
#Deutsche Bank AG (D18190898)	159,455	11,200,119
*Deutsche Lufthansa AG	141,492	2,307,548
*Deutsche Postbank AG	9,757	311,869
Deutsche Telekom AG	920,799	12,366,480
Deutsche Telekom AG Sponsored ADR	681,300	9,115,794
*E.ON AG	395,718	11,854,092
Fraport AG	23,273	1,209,860
Generali Deutschland Holding AG	2,955	354,030
Hannover Rueckversicherung AG	17,001	818,910
Heidelberger Zement AG	43,473	2,203,031
Munchener Rueckversicherungs-Gesellschaft AG	109,310	15,168,294
Porsche Automobil Holding SE	26,431	1,344,411
Salzgitter AG	6,527	437,805
ThyssenKrupp AG	106,518	3,168,002
Volkswagen AG	956	90,804

TOTAL GERMANY		149,023,760

GREECE — (0.1%)
*Alpha Bank A.E.	28,960	220,065
*EFG Eurobank Ergasias S.A.	204,099	1,571,276
Hellenic Petroleum S.A.	47,049	369,460

TOTAL GREECE		2,160,801

HONG KONG — (1.6%)
Allied Properties, Ltd.	45,815	9,271

1004

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Cathay Pacific Airways, Ltd.	126,626	$282,018
Cheung Kong Holdings, Ltd.	454,000	5,482,340
Great Eagle Holdings, Ltd.	18,000	47,126
Hang Lung Group, Ltd.	61,000	358,274
Henderson Land Development Co., Ltd.	435,000	2,708,712
Hong Kong & Shanghai Hotels, Ltd.	356,299	566,641
Hopewell Holdings, Ltd.	88,331	279,233
Hutchison Whampoa, Ltd.	1,568,000	10,334,521
Hysan Development Co., Ltd.	283,124	881,411
New World Development Co., Ltd.	1,550,819	2,773,004
*Orient Overseas International, Ltd.	14,000	109,479
Shun Tak Holdings, Ltd.	484,000	274,052
Sino Land Co., Ltd.	34,439	65,236
Sun Hung Kai & Co., Ltd.	35,000	22,717
Tsim Sha Tsui Properties, Ltd.	249,333	745,101
Wheelock & Co., Ltd.	924,000	2,858,229

TOTAL HONG KONG		27,797,365

IRELAND — (0.2%)
Bank of Ireland P.L.C. Sponsored ADR	42,668	188,593
#CRH P.L.C. Sponsored ADR	118,052	2,482,634

TOTAL IRELAND		2,671,227

ISRAEL — (0.3%)
*Bank Hapoalim B.M.	454,075	1,832,622
*Bank Leumi Le-Israel B.M.	565,115	2,398,619
*Israel Discount Bank, Ltd.	181,755	331,422
*NICE Systems, Ltd. Sponsored ADR	27,947	801,241

TOTAL ISRAEL		5,363,904

ITALY — (1.5%)
*Banca Monte Dei Paschi di Siena SpA	1,275,175	1,673,396
Banca Popolare di Milano Scarl	105,948	560,447
Banco Popolare Scarl	169,740	1,079,918
Intesa Sanpaolo SpA	2,261,982	7,465,780
Italcementi SpA	81,521	667,446
Telecom Italia SpA	1,829,591	2,328,602
Telecom Italia SpA Sponsored ADR	206,300	2,626,199
UniCredit SpA	1,715,671	4,798,300
Unione di Banche Italiane ScpA	456,559	4,896,924

TOTAL ITALY		26,097,012

JAPAN — (19.4%)
77 Bank, Ltd. (The)	298,000	1,579,409
#AEON Co., Ltd.	399,800	4,279,249
Aisin Seiki Co., Ltd.	123,700	3,442,196
Ajinomoto Co., Inc.	355,000	3,356,374
Alfresa Holdings Corp.	15,200	700,862
Amada Co., Ltd.	234,000	1,525,106
Aozora Bank, Ltd.	254,000	336,682
Asahi Kasei Corp.	234,000	1,222,280
Asatsu-DK, Inc.	6,000	143,962
Autobacs Seven Co., Ltd.	7,400	275,170
Bank of Kyoto, Ltd. (The)	176,000	1,466,136
Bank of Yokohama, Ltd. (The)	436,000	2,006,523
Bridgestone Corp.	406,300	7,259,458
Canon Marketing Japan, Inc.	39,500	536,387
#*Casio Computer Co., Ltd.	87,000	624,467
Chiba Bank, Ltd. (The)	316,000	1,928,357
Chudenko Corp.	11,200	126,111

1005

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Chugoku Bank, Ltd. (The)	78,400	$912,553
Chuo Mitsui Trust Holdings, Inc.	63,311	224,144
Citizen Holdings Co., Ltd.	144,000	863,449
Coca-Cola West Co., Ltd.	34,500	624,770
Comsys Holdings Corp.	46,000	440,232
Cosmo Oil Co., Ltd.	342,000	814,288
Credit Saison Co., Ltd.	95,400	1,209,189
#Dai Nippon Printing Co., Ltd.	429,000	5,178,173
Daicel Chemical Industries, Ltd.	197,000	1,392,368
Daido Steel Co., Ltd.	71,000	339,045
Daihatsu Motor Co., Ltd.	14,000	164,697
Dainippon Sumitomo Pharma Co., Ltd.	70,500	527,943
Daishi Bank, Ltd. (The)	255,000	881,730
Daiwa House Industry Co., Ltd.	318,200	3,125,012
Daiwa Securities Group, Inc.	1,066,098	4,609,435
Denso Corp.	187,200	5,359,981
#Fuji Electric Holdings Co., Ltd.	46,000	127,805
*Fuji Heavy Industries, Ltd.	423,000	2,324,158
Fuji Television Network, Inc.	151	218,861
FUJIFILM Holdings Corp.	363,000	11,304,094
Fujikura, Ltd.	167,000	785,215
Fukuoka Financial Group, Inc.	416,000	1,729,571
Glory, Ltd.	29,700	691,441
Gunma Bank, Ltd. (The)	184,000	986,112
*H2O Retailing Corp.	68,000	421,998
Hachijuni Bank, Ltd. (The)	364,000	2,078,640
Hakuhodo Dy Holdings, Inc.	13,520	685,942
Hankyu Hanshin Holdings, Inc.	14,000	63,266
Higo Bank, Ltd. (The)	164,000	896,517
Hino Motors, Ltd.	36,000	158,045
Hiroshima Bank, Ltd. (The)	46,000	180,709
Hitachi Capital Corp.	16,800	222,826
Hitachi High-Technologies Corp.	28,100	537,060
Hitachi Transport System, Ltd.	17,600	254,479
*Hitachi, Ltd. Sponsored ADR	19,885	831,790
Hokkoku Bank, Ltd. (The)	108,000	424,827
*Hokuhoku Financial Group, Inc.	492,000	869,090
House Foods Corp.	37,000	540,550
Hyakugo Bank, Ltd. (The)	192,000	843,584
Hyakujishi Bank, Ltd. (The)	120,000	450,063
Idemitsu Kosan Co., Ltd.	18,800	1,400,133
#*Inpex Corp.	529	2,587,791
Isetan Mitsukoshi Holdings, Ltd.	175,755	1,660,113
ITOCHU Corp.	398,000	3,097,607
Iyo Bank, Ltd. (The)	117,000	1,035,683
J Front Retailing Co., Ltd.	162,000	731,217
Joyo Bank, Ltd. (The)	314,000	1,268,427
JS Group Corp.	191,440	3,857,861
JTEKT Corp.	75,400	729,726
Juroku Bank, Ltd.	127,000	434,137
*JX Holdings, Inc.	1,395,986	7,562,028
Kagoshima Bank, Ltd. (The)	145,000	904,654
#Kajima Corp.	306,000	726,564
Kamigumi Co., Ltd.	126,000	987,650
Kandenko Co., Ltd.	61,000	361,189
Kaneka Corp.	180,000	1,111,615
*Kawasaki Kisen Kaisha, Ltd.	241,000	1,027,117
*Keiyo Bank, Ltd. (The)	108,000	540,179
Kewpie Corp.	34,700	416,046
Kinden Corp.	109,000	982,500
*Kobe Steel, Ltd.	1,414,000	2,959,751

1006

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Kuraray Co., Ltd.	99,500	$1,244,841
Kyocera Corp.	80,500	7,171,971
Kyocera Corp. Sponsored ADR	1,779	159,114
Kyowa Hakko Kirin Co., Ltd.	139,000	1,425,142
Mabuchi Motor Co., Ltd.	9,600	482,042
Marui Group Co., Ltd.	90,500	634,803
Maruichi Steel Tube, Ltd.	9,800	195,231
Mazda Motor Corp.	901,000	2,175,917
Medipal Holdings Corp.	73,300	849,393
Meiji Holdings Co., Ltd.	39,500	1,694,976
Mitsubishi Chemical Holdings Corp.	573,500	2,951,786
Mitsubishi Gas Chemical Co., Inc.	235,000	1,316,469
Mitsubishi Heavy Industries, Ltd.	2,049,000	7,667,644
Mitsubishi Logistics Corp.	69,000	791,891
*Mitsubishi Materials Corp.	523,000	1,391,146
Mitsubishi Tanabe Pharma Corp.	91,000	1,330,920
Mitsubishi UFJ Financial Group, Inc. ADR	1,691,580	8,424,068
Mitsui & Co., Ltd. Sponsored ADR	5,227	1,345,221
Mitsui Chemicals, Inc.	456,000	1,348,297
*Mitsui Engineering & Shipbuilding Co., Ltd.	189,000	392,921
Mitsui Mining & Smelting Co., Ltd.	50,000	136,690
Mitsui O.S.K. Lines, Ltd.	445,000	3,007,564
Mitsumi Electric Co., Ltd.	25,500	425,728
Mizuho Financial Group, Inc. ADR	290,410	938,024
Mizuho Securities Co., Ltd.	277,000	628,418
MS&AD Insurance Group Holdings, Inc.	253,891	5,618,335
Nagase & Co., Ltd.	96,000	1,052,400
Namco Bandai Holdings, Inc.	81,600	729,669
Nanto Bank, Ltd. (The)	58,000	301,880
NEC Corp.	1,421,000	3,829,165
NGK Spark Plug Co., Ltd.	22,000	283,382
Nippon Express Co., Ltd.	574,000	2,327,423
Nippon Kayaku Co., Ltd.	68,000	611,317
Nippon Meat Packers, Inc.	97,397	1,277,822
Nippon Paper Group, Inc.	51,200	1,362,213
Nippon Sheet Glass Co., Ltd.	343,000	843,110
Nippon Shokubai Co., Ltd.	58,000	600,948
*Nippon Steel Corp.	444,000	1,514,428
Nippon Television Network Corp.	2,660	371,686
Nippon Yusen K.K.	572,000	2,416,086
Nishi-Nippon Bank, Ltd.	319,000	926,586
*Nissan Motor Co., Ltd.	1,415,400	10,836,764
#Nisshin Seifun Group, Inc.	93,000	1,135,936
Nisshin Steel Co., Ltd.	363,000	608,561
Nisshinbo Holdings, Inc.	80,000	827,005
*NKSJ Holdings, Inc.	256,000	1,496,383
NOK Corp.	68,200	1,114,508
*Nomura Real Estate Holdings, Inc.	35,800	440,203
NTN Corp.	168,000	727,373
Obayashi Corp.	289,000	1,230,914
Oji Paper Co., Ltd.	335,000	1,616,756
Ono Pharmaceutical Co., Ltd.	36,700	1,520,568
#Onward Holdings Co., Ltd.	84,000	631,448
Panasonic Corp. Sponsored ADR	174,545	2,314,467
Panasonic Electric Works Co., Ltd.	201,000	2,548,106
Rengo Co., Ltd.	68,000	439,131
Ricoh Co., Ltd.	426,000	5,883,427
Rohm Co., Ltd.	55,900	3,522,785
San-in Godo Bank, Ltd. (The)	133,000	976,827
*Sankyo Co., Ltd.	19,400	948,590
Sapporo Hokuyo Holdings, Inc.	112,000	530,541

1007

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
SBI Holdings, Inc.	6,652	$882,531
Seiko Epson Corp.	70,300	921,336
Seino Holdings Co., Ltd.	46,000	308,524
Sekisui Chemical Co., Ltd.	257,000	1,733,951
Sekisui House, Ltd.	307,000	2,719,309
Seven & I Holdings Co., Ltd.	287,700	6,867,137
Sharp Corp.	525,454	5,752,527
Shiga Bank, Ltd.	195,000	1,189,497
Shimachu Co., Ltd.	19,100	347,819
Shimizu Corp.	235,000	885,945
#*Shinsei Bank, Ltd.	374,000	344,032
Shizuoka Bank, Ltd.	279,000	2,318,259
Showa Denko K.K.	536,000	1,059,112
Showa Shell Sekiyu K.K.	81,600	600,525
SKY Perfect JSAT Holdings, Inc.	280	98,932
Sojitz Corp.	587,300	931,428
Sony Corp. Sponsored ADR	643,747	20,097,781
Sumitomo Bakelite Co., Ltd.	52,000	270,884
#Sumitomo Chemical Co., Ltd.	351,000	1,519,987
Sumitomo Corp.	654,600	6,947,601
Sumitomo Electric Industries, Ltd.	539,600	6,293,784
Sumitomo Forestry Co., Ltd.	42,900	329,270
Sumitomo Heavy Industries, Ltd.	170,000	994,619
Sumitomo Mitsui Financial Group, Inc.	88,200	2,718,256
Sumitomo Rubber Industries, Ltd.	72,500	716,574
Sumitomo Trust & Banking Co., Ltd.	146,000	807,979
Suzuken Co., Ltd.	32,800	1,146,742
Suzuki Motor Corp.	17,500	366,295
*Taiheiyo Cement Corp.	514,000	696,267
Taisei Corp.	546,000	1,090,152
Taisho Pharmaceutical Co., Ltd.	69,000	1,342,822
Takashimaya Co., Ltd.	181,000	1,402,462
Takata Corp.	12,200	240,191
Teijin, Ltd.	749,000	2,379,571
Toda Corp.	120,000	383,619
Tokai Rika Co., Ltd.	16,400	277,621
Tokuyama Corp.	112,000	560,755
Tokyo Broadcasting System, Inc.	9,400	119,756
Tokyo Steel Manufacturing Co., Ltd.	93,400	1,115,719
Tokyo Tatemono Co., Ltd.	146,000	475,024
Toppan Printing Co., Ltd.	378,000	3,110,688
Tosoh Corp.	168,000	448,703
Toyo Seikan Kaisha, Ltd.	116,900	1,877,263
Toyobo Co., Ltd.	40,000	68,484
Toyota Auto Body Co., Ltd.	32,000	441,067
*Toyota Motor Corp. Sponsored ADR	168,417	11,827,926
Toyota Tsusho Corp.	122,900	1,866,534
TV Asahi Corp.	54	76,510
UNY Co., Ltd.	104,000	802,778
Wacoal Corp.	30,000	392,443
Yamaguchi Financial Group, Inc.	98,000	915,498
Yamaha Corp.	101,600	1,125,912
*Yamato Kogyo Co., Ltd.	12,000	291,832
Yamazaki Baking Co., Ltd.	49,000	621,175
*Yokogawa Electric Corp.	118,600	699,837
Yokohama Rubber Co., Ltd.	104,000	555,227

TOTAL JAPAN		335,407,801

NETHERLANDS — (3.7%)
*Aegon NV	1,019,264	6,122,272
Akzo Nobel NV	42,151	2,480,602

1008

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CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
ArcelorMittal NV	511,865	$15,670,644
*ING Groep NV	693,503	6,650,628
*ING Groep NV Sponsored ADR	207,810	1,999,132
Koninklijke Ahold NV	60,009	770,580
Koninklijke DSM NV	120,824	5,729,039
Koninklijke Philips Electronics NV	776,343	24,134,185

TOTAL NETHERLANDS		63,557,082

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	182,918	263,125
Contact Energy, Ltd.	256,922	1,064,063
Fletcher Building, Ltd.	22,527	124,429

TOTAL NEW ZEALAND		1,451,617

NORWAY — (0.9%)
DnB NOR ASA Series A	450,242	5,571,386
Marine Harvest ASA	798,294	600,023
#Norsk Hydro ASA	706,851	3,790,759
Orkla ASA	647,000	5,355,076
*Storebrand ASA	101,502	599,379

TOTAL NORWAY		15,916,623

PORTUGAL — (0.1%)
Banco Comercial Portugues SA	611,255	527,695
Banco Espirito Santo SA	314,793	1,505,170

TOTAL PORTUGAL		2,032,865

SINGAPORE — (1.6%)
*CapitaLand, Ltd.	789,000	2,302,971
DBS Group Holdings, Ltd.	910,069	9,658,982
Fraser & Neave, Ltd.	879,550	3,557,911
Golden Agri-Resources, Ltd.	5,519,000	2,339,036
#*Neptune Orient Lines, Ltd.	656,000	992,164
Singapore Airlines, Ltd.	483,400	5,561,629
Singapore Airport Terminal Services, Ltd.	168,882	363,314
Singapore Land, Ltd.	76,000	372,791
United Industrial Corp., Ltd.	277,000	440,186
UOL Group, Ltd.	315,100	917,429
*Venture Corp., Ltd.	5,000	33,681

TOTAL SINGAPORE		26,540,094

SPAIN — (2.6%)
Acciona SA	24,018	2,114,324
#Banco de Sabadell SA	891,238	5,060,760
Banco Espanol de Credito SA	56,075	569,937
#Banco Popular Espanol SA	988,067	6,528,401
Banco Santander SA	225	2,923
Banco Santander SA Sponsored ADR	214,478	2,738,884
Cia Espanola de Petroleos SA	1,998	44,885
Criteria Caixacorp SA	718,986	3,507,603
Fomento de Construcciones y Contratas SA	14,639	379,961
Gas Natural SDG SA	254,371	4,247,082
Iberdrola Renovables SA	563,221	1,968,763
#Repsol YPF SA	391,406	9,228,917
Repsol YPF SA Sponsored ADR	314,184	7,430,452
*Sacyr Vallehermoso SA	37,695	193,228

TOTAL SPAIN		44,016,120

SWEDEN — (3.5%)
*Boliden AB	43,398	515,973

1009

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CONTINUED

	Shares	Value††

SWEDEN — (Continued)
Nordea Bank AB	2,196,800	$21,924,496
Skandinaviska Enskilda Banken AB Series A	806,394	5,534,668
SSAB AB Series A	116,881	1,692,224
#SSAB AB Series B	67,450	867,654
Svenska Cellulosa AB Series B	566,500	8,171,691
Svenska Handelsbanken AB Series A	187,731	5,379,467
*Swedbank AB Series A	354,502	4,046,248
Tele2 AB Series B	151,010	2,678,734
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	126,886	1,395,746
TeliaSonera AB	1,073,065	7,759,237
*Volvo AB Series A	75,970	893,672
*Volvo AB Series B	17,171	213,996

TOTAL SWEDEN		61,073,806

SWITZERLAND — (7.1%)
Adecco SA	77,639	3,958,478
Baloise Holding AG	42,075	3,371,261
Banque Cantonale Vaudoise AG	2,420	1,079,056
Compagnie Financiere Richemont SA Series A	373,920	14,598,474
Credit Suisse Group AG	208,700	9,459,836
Credit Suisse Group AG Sponsored ADR	198,516	9,006,671
Givaudan SA	4,182	3,857,244
Holcim, Ltd. AG	205,405	13,717,240
*Novartis AG ADR	109,546	5,339,272
Sika AG	1,280	2,410,811
St. Galler Kantonalbank AG	1,470	681,127
Swatch Group AG	11,500	3,563,717
Swiss Life Holding AG	25,950	2,726,811
Swiss Reinsurance Co., Ltd. AG	263,053	12,113,565
#*UBS AG	424,913	7,212,976
*UBS AG ADR	21,791	369,793
Valiant Holding AG	6,431	1,250,594
Zurich Financial Services AG	121,786	28,422,072

TOTAL SWITZERLAND		123,138,998

UNITED KINGDOM — (17.6%)
Associated British Foods P.L.C.	391,792	6,310,054
Aviva P.L.C.	1,853,237	10,377,780
Barclays P.L.C. Sponsored ADR	360,224	7,517,875
#BP P.L.C. Sponsored ADR	161,120	6,198,286
#*British Airways P.L.C.	632,582	2,176,650
Carnival P.L.C.	116,691	4,214,541
Carnival P.L.C. ADR	96,861	3,525,740
*easyJet P.L.C.	205,323	1,288,030
HSBC Holdings P.L.C. Sponsored ADR	359,097	18,342,675
International Power P.L.C.	1,504,089	8,433,130
Investec P.L.C.	132,681	1,029,695
Kazakhmys P.L.C.	61,069	1,163,642
Kingfisher P.L.C.	2,682,072	9,059,094
Legal & General Group P.L.C.	3,360,343	4,717,267
*Lloyds Banking Group P.L.C. Sponsored ADR	250,250	1,076,075
Mondi P.L.C.	58,551	413,805
Old Mutual P.L.C.	4,065,617	7,707,339
Pearson P.L.C.	234,138	3,640,205
Pearson P.L.C. Sponsored ADR	474,900	7,441,683
Rexam P.L.C.	924,114	4,481,735
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	283,318	4,465,092
Royal Dutch Shell P.L.C. ADR	945,057	50,484,945
Royal Dutch Shell P.L.C. Series B	243,850	6,442,322
RSA Insurance Group P.L.C.	2,561,941	5,122,721
SABmiller P.L.C.	314,497	9,548,616

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CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Sainsbury (J.) P.L.C.	1,322,281	$7,132,196
Standard Life P.L.C.	249,666	791,930
Thomas Cook Group P.L.C.	332,800	949,748
Vodafone Group P.L.C.	15,557,592	36,275,402
Vodafone Group P.L.C. Sponsored ADR	1,779,829	41,790,385
Whitbread P.L.C.	64,365	1,421,870
William Morrison Supermarkets P.L.C.	2,153,935	8,956,893
*Wolseley P.L.C.	225,220	5,079,889
Xstrata P.L.C.	1,031,575	16,409,434

TOTAL UNITED KINGDOM		303,986,744

TOTAL COMMON STOCKS		1,672,702,018

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (3.1%)
§@DFA Short Term Investment Fund	52,700,135	52,700,135
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by FNMA 7.000%, 10/01/38, valued at $1,508,965) to be repurchased at $1,479,402	$1,479	1,479,377

TOTAL SECURITIES LENDING COLLATERAL		54,179,512

TOTAL INVESTMENTS — (100.0%) (Cost $1,632,738,128)##		$1,726,881,530

1011

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CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$338,685	$97,003,300	—	$97,341,985
Austria	—	3,956,227	—	3,956,227
Belgium	788,958	11,637,932	—	12,426,890
Canada	170,442,716	—	—	170,442,716
Denmark	—	24,146,174	—	24,146,174
Finland	—	18,789,751	—	18,789,751
France	7,996,351	147,366,105	—	155,362,456
Germany	34,199,006	114,824,754	—	149,023,760
Greece	—	2,160,801	—	2,160,801
Hong Kong	—	27,797,365	—	27,797,365
Ireland	2,671,227	—	—	2,671,227
Israel	801,241	4,562,663	—	5,363,904
Italy	2,626,199	23,470,813	—	26,097,012
Japan	54,996,802	280,410,999	—	335,407,801
Netherlands	1,999,132	61,557,950	—	63,557,082
New Zealand	—	1,451,617	—	1,451,617
Norway	—	15,916,623	—	15,916,623
Portugal	—	2,032,865	—	2,032,865
Singapore	33,681	26,506,413	—	26,540,094
Spain	10,172,259	33,843,861	—	44,016,120
Sweden	1,395,746	59,678,060	—	61,073,806
Switzerland	14,715,736	108,423,262	—	123,138,998
United Kingdom	140,842,756	163,143,988	—	303,986,744
Securities Lending Collateral	—	54,179,512	—	54,179,512

TOTAL	$444,020,495	$1,282,861,035	—	$1,726,881,530

See accompanying Notes to Schedules of Investments.

1012

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SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
Adelaide Brighton, Ltd.	35,023	$100,362
*Aditya Birla Minerals, Ltd.	7,401	5,966
AGL Energy, Ltd.	11,707	156,673
AJ Lucas Group, Ltd.	8,887	16,674
Alesco Corp., Ltd.	10,006	23,606
*Allied Gold, Ltd.	92,439	26,703
Alumina, Ltd.	302,126	425,592
Alumina, Ltd. Sponsored ADR	14,400	81,072
Amalgamated Holdings, Ltd.	14,869	78,112
*Amcom Telecommunications, Ltd.	94,523	26,915
Amcor, Ltd.	147,315	876,035
Amcor, Ltd. Sponsored ADR	500	11,875
AMP, Ltd.	37,856	181,884
Ansell, Ltd.	17,816	207,091
*Antares Energy, Ltd.	32,145	13,365
APA Group, Ltd.	45,547	153,017
APN News & Media, Ltd.	62,252	119,116
*Aquila Resources, Ltd.	10,088	67,818
*Aristocrat Leisure, Ltd.	24,758	76,065
*Arrow Energy, Ltd. (6267995)	36,879	156,145
*Arrow Energy, Ltd. (B64QQY1)	18,440	12,595
*Asciano Group, Ltd.	156,629	240,346
ASX, Ltd.	6,797	178,002
*Atlas Iron, Ltd.	52,309	95,508
Ausdrill, Ltd.	48,224	73,149
*Austar United Communications, Ltd.	69,123	58,861
Austbrokers Holdings, Ltd.	1,390	5,924
Austereo Group, Ltd.	31,793	47,950
Austin Engineering, Ltd.	12,004	38,505
*Australasian Resources, Ltd.	31,503	6,972
Australia & New Zealand Banking Group, Ltd.	98,486	2,060,700
*Australian Agricultural Co., Ltd.	49,709	67,711
Australian Infrastructure Fund NL	80,194	130,875
Australian Pharmaceutical Industries, Ltd.	44,606	16,512
*Australian Worldwide Exploration, Ltd.	82,410	116,415
Automotive Holdings Group NL	26,062	53,364
*AVJennings, Ltd.	6,380	2,417
*Avoca Resources, Ltd.	40,966	97,734
*AWB, Ltd.	92,586	82,978
AXA Asia Pacific Holdings, Ltd.	33,047	162,418
Babcock & Brown Infrastructure Group, Ltd.	4	12
*Bank of Queensland, Ltd.	28,786	270,449
Beach Petroleum, Ltd.	116,888	70,976
Bendigo Bank, Ltd.	51,313	380,889
BHP Billiton, Ltd.	1,925	69,878
BHP Billiton, Ltd. Sponsored ADR	16,464	1,189,195
Billabong International, Ltd.	21,639	178,507
*Biota Holdings, Ltd.	34,184	30,649
*BlueScope Steel, Ltd.	260,595	560,753
*Boart Longyear Group NL	39,883	110,541
Boral, Ltd.	103,009	395,676
*Bow Energy, Ltd.	13,316	15,526
Bradken, Ltd.	20,617	143,650
Brambles, Ltd.	13,006	63,632
Brickworks, Ltd.	11,653	124,458
*BT Investment Management, Ltd.	245	588
Cabcharge Australia, Ltd.	7,235	29,468
Caltex Australia, Ltd.	21,595	200,638

1013

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CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Campbell Brothers, Ltd.	8,290	$231,222
Cape Lambert Iron Ore, Ltd.	88,627	28,824
Cardno, Ltd. (B00T062)	10,000	35,574
*Cardno, Ltd. (B3WYNR8)	1,666	5,878
*Catalpa Resources, Ltd.	13,813	18,998
*Centamin Egypt, Ltd.	53,553	126,140
Centennial Coal Co., Ltd.	43,956	238,560
Challenger Financial Services Group, Ltd.	74,729	238,347
Clough, Ltd.	65,000	49,216
*Coal of Africa, Ltd.	36,909	61,097
Coca-Cola Amatil, Ltd.	6,433	66,774
Cochlear, Ltd.	2,204	140,911
Coffey International, Ltd.	26,455	26,280
Commonwealth Bank of Australia NL	51,776	2,470,125
Computershare, Ltd.	7,697	70,535
ConnectEast Group, Ltd.	280,146	101,429
Consolidated Media Holdings, Ltd.	45,127	126,715
*Cooper Energy, Ltd.	44,322	16,203
Corporate Express Australia, Ltd.	7,544	32,573
Crane Group, Ltd.	11,965	90,756
Crown, Ltd.	36,305	262,033
CSL, Ltd.	4,569	136,983
CSR, Ltd.	205,691	320,792
*Cue Energy Resources, Ltd.	17,852	4,446
*Customers, Ltd.	30,668	75,424
David Jones, Ltd.	60,555	263,626
*Devine, Ltd.	53,400	11,845
Dominion Mining, Ltd.	9,742	19,669
Downer EDI, Ltd.	47,528	213,947
*Drillsearch Energy, Ltd.	100,000	6,331
DUET Group, Ltd.	94,664	140,154
*DuluxGroup, Ltd.	15,629	35,066
*Eastern Star Gas, Ltd.	53,053	41,279
*Elders, Ltd.	78,483	31,921
Emeco Holdings, Ltd.	38,194	23,346
*Energy World Corp., Ltd.	122,411	50,320
Envestra, Ltd.	139,844	64,023
Fairfax Media, Ltd.	306,408	409,050
FKP Property Group, Ltd.	193,897	123,114
Fleetwood Corp., Ltd.	5,831	51,051
*FlexiGroup, Ltd.	30,317	35,389
Flight Centre, Ltd.	9,755	163,952
*Fortescue Metals Group, Ltd.	22,863	89,054
Foster’s Group, Ltd.	45,543	237,798
*Geodynamics, Ltd.	37,639	15,301
*Gindalbie Metals, Ltd.	91,248	80,338
Goodman Fielder, Ltd.	198,620	239,801
Graincorp, Ltd. Series A	25,917	132,165
*Grange Resources, Ltd.	167,580	84,970
GUD Holdings, Ltd.	6,214	52,673
*Gujarat NRE Coking Coal, Ltd.	24,143	13,542
Gunns, Ltd.	80,351	50,057
GWA International, Ltd.	24,573	67,284
#Harvey Norman Holdings, Ltd.	58,292	184,563
Hastie Group, Ltd.	26,379	36,524
Healthscope, Ltd.	36,772	199,046
Hills Industries, Ltd.	39,391	78,728
*Horizon Oil, Ltd.	133,673	33,322
iiNet, Ltd.	5,007	12,584
*Iluka Resources, Ltd.	49,974	249,208
*Imdex, Ltd.	46,977	34,338

1014

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CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Incitec Pivot, Ltd.	187,931	$554,235
Independence Group NL	14,714	74,771
Infigen Energy, Ltd.	86,150	60,822
Insurance Australia Group, Ltd.	143,822	445,140
*Integra Mining, Ltd.	151,656	47,452
*Intrepid Mines, Ltd.	24,091	13,089
Invocare, Ltd.	12,546	68,993
Ioof Holdings, Ltd.	38,169	225,085
Iress Market Technology, Ltd.	8,789	65,626
#iSOFT Group, Ltd.	266,303	34,978
*Jabiru Metals, Ltd.	45,947	14,324
*James Hardie Industries SE Sponsored ADR	1,236	36,153
JB Hi-Fi, Ltd.	6,986	121,079
Jetset Travelworld, Ltd.	25,000	18,558
*Kagara, Ltd.	60,876	35,849
*Karoon Gas Australia, Ltd.	9,112	57,055
Kingsgate Consolidated, Ltd.	13,978	123,974
Leighton Holdings, Ltd.	3,797	101,476
Lend Lease Group NL	67,064	442,517
Lihir Gold, Ltd.	111,361	413,831
*Linc Energy, Ltd.	11,929	17,280
*Lynas Corp., Ltd.	69,980	48,157
*MAC Services Group, Ltd.	1,621	3,988
Macarthur Coal, Ltd.	21,416	243,365
MacMahon Holdings, Ltd.	33,273	17,835
Macquarie Group, Ltd.	25,318	854,737
*Mantra Resources, Ltd.	2,327	9,563
MAP Group, Ltd.	28,742	77,124
McPherson’s, Ltd.	4,660	11,229
Melbourne IT, Ltd.	9,855	18,860
*MEO Australia, Ltd.	93,576	28,425
Metcash, Ltd.	46,402	186,826
*Minara Resources, Ltd.	54,438	40,418
Mincor Resources NL	26,498	47,621
*Mineral Deposits, Ltd.	52,538	36,608
Mineral Resources, Ltd.	23,936	176,993
*Mirabela Nickel, Ltd.	7,663	14,792
*Mitchell Communications Group, Ltd.	92,351	103,140
*Molopo Energy, Ltd.	43,705	43,108
Monadelphous Group, Ltd.	3,185	39,100
*Mount Gibson Iron, Ltd.	104,588	157,828
*Murchison Metals, Ltd.	12,393	20,605
National Australia Bank, Ltd.	65,156	1,486,247
*Navitas, Ltd.	23,297	91,581
*Neptune Marine Services, Ltd.	87,521	21,808
New Hope Corp., Ltd.	16,571	70,624
Newcrest Mining, Ltd.	13,697	407,089
*Nexus Energy, Ltd.	30,268	8,638
NIB Holdings, Ltd.	74,922	86,009
Nufarm, Ltd.	21,333	73,901
Oil Search, Ltd.	26,275	138,994
OneSteel, Ltd.	196,800	533,647
Orica, Ltd.	15,629	356,287
Origin Energy, Ltd.	68,800	961,854
*OZ Minerals, Ltd.	439,989	491,967
*Pacific Brands, Ltd.	139,051	113,845
*Paladin Energy, Ltd.	73,084	255,283
*Pan Pacific Petroleum NL	204,902	34,357
*PanAust, Ltd.	121,786	62,989
Panoramic Resources, Ltd.	28,452	63,441
*Paperlinx, Ltd.	118,324	64,103

1015

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CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
*Patties Foods, Ltd.	1,438	$1,558
Peet, Ltd.	8,000	14,385
Perpetual Trustees Australia, Ltd.	3,209	84,412
*Pharmaxis, Ltd.	32,250	64,092
Photon Group, Ltd.	20,230	18,668
Platinum Asset Mangement, Ltd.	5,135	24,511
*PMP, Ltd.	73,062	39,789
Premier Investments, Ltd.	10,054	57,995
Primary Health Care, Ltd.	34,589	112,857
Prime Media Group, Ltd.	39,708	26,763
Programmed Maintenance Service, Ltd.	17,396	29,875
*Qantas Airways, Ltd.	122,209	273,893
QBE Insurance Group, Ltd.	17,134	258,967
Ramsay Health Care, Ltd.	9,989	127,510
Redflex Holdings, Ltd.	4,333	9,196
Reece Australia, Ltd.	591	12,834
*Resolute Mining, Ltd.	48,708	34,403
Retail Food Group, Ltd.	3,329	7,971
*RHG, Ltd.	36,860	22,354
Ridley Corp., Ltd.	41,028	43,955
Rio Tinto, Ltd.	18,907	1,213,527
*Riversdale Mining, Ltd. (6932657)	11,358	105,272
*Riversdale Mining, Ltd. (B41J4X4)	2,039	18,871
*Roc Oil Co., Ltd.	78,562	25,252
Ruralco Holdings, Ltd.	1,300	3,257
SAI Global, Ltd. (6716958)	16,627	59,888
*SAI Global, Ltd. (67169RR)	3,849	13,894
Salmat, Ltd.	11,000	40,306
*Sandfire Resources NL	3,714	16,303
Santos, Ltd.	47,696	575,183
Sedgman, Ltd.	8,885	12,434
Seek, Ltd.	8,870	60,784
Select Harvests, Ltd.	2,031	6,592
*Servcorp, Ltd.	9,992	26,166
*Seven Group Holdings, Ltd.	22,576	125,202
Sigma Pharmaceuticals, Ltd.	174,020	68,378
*Silex System, Ltd.	5,714	23,894
Sims Metal Management, Ltd.	22,700	365,520
*Sims Metal Management, Ltd. Sponsored ADR	1,900	30,438
Skilled Group, Ltd.	6,497	7,471
SMS Management & Technology, Ltd.	2,753	14,712
*Sonic Healthcare, Ltd.	22,910	213,868
Southern Cross Media Group NL	25,172	42,151
SP Ausnet, Ltd.	69,316	50,060
SP Telemedia, Ltd.	80,192	131,221
Spark Infrastructure Group, Ltd.	79,728	88,707
*Sphere Minerals, Ltd.	26,557	38,245
Spotless Group, Ltd.	45,294	83,991
*St. Barbara, Ltd.	347,185	94,753
Straits Resources, Ltd.	21,527	27,713
STW Communications Group, Ltd.	51,543	44,028
Suncorp-Metway, Ltd.	103,943	788,269
*Sunland Group, Ltd.	19,187	11,465
Super Cheap Auto Group, Ltd.	12,302	63,159
TABCORP Holdings, Ltd.	93,742	581,294
*Tap Oil, Ltd.	22,577	18,302
Tassal Group, Ltd.	24,227	31,174
Tatts Group, Ltd.	175,421	388,907
Telstra Corp., Ltd.	38,937	113,481
Telstra Corp., Ltd. ADR	600	8,742
*Ten Network Holdings, Ltd.	41,020	61,959

1016

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CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
TFS Corp., Ltd.	22,636	$16,588
*Thakral Holdings Group, Ltd.	48,013	19,580
*Toll Holdings, Ltd.	72,485	390,374
Tower Australia Group, Ltd.	51,749	102,639
Transfield Services, Ltd.	35,082	102,256
Transfield Services, Ltd. Infrastructure Fund	52,677	29,750
*Transpacific Industries Group, Ltd.	74,601	71,019
Transurban Group, Ltd.	12,469	50,452
Troy Resources NL	16,220	36,722
Trust Co., Ltd. (The)	1,137	5,822
UGL, Ltd.	16,395	209,277
UXC, Ltd.	31,427	14,768
*Virgin Blue Holdings, Ltd.	312,963	88,012
Washington H. Soul Pattinson & Co., Ltd.	23,821	280,635
Watpac, Ltd.	31,058	40,436
WDS, Ltd.	33,762	12,463
Wesfarmers, Ltd.	45,154	1,272,050
West Australian Newspapers Holdings, Ltd.	5,334	33,465
Western Areas NL	4,482	19,737
Westpac Banking Corp.	43,899	954,621
Whitehaven Coal, Ltd.	17,437	85,517
WHK Group, Ltd.	37,000	32,453
Wide Bay Australia, Ltd.	1,367	12,694
Woodside Petroleum, Ltd.	4,641	175,209
Woolworths, Ltd.	9,982	232,962
WorleyParsons, Ltd.	5,578	116,878

TOTAL AUSTRALIA		40,582,194

AUSTRIA — (0.4%)
Agrana Beteiligungs AG	553	52,586
Andritz AG	1,561	97,772
*A-TEC Industries AG	3,557	37,001
*Austriamicrosystems AG	370	12,437
BWIN Interactive Entertainment AG	2,292	127,385
CAT Oil AG	3,029	27,809
Erste Group Bank AG	16,520	661,165
EVN AG	3,117	53,133
Flughafen Wien AG	1,738	100,376
*Intercell AG	2,500	51,480
Lenzing AG	10	4,114
Mayr-Melnhof Karton AG	732	75,134
Oesterreichischen Post AG	3,093	82,656
OMV AG	11,844	396,017
*Raiffeisen International Bank Holding AG	6,735	305,511
*RHI AG	982	29,294
Schoeller-Bleckmann Oilfield Equipment AG	1,468	71,123
Strabag SE	4,207	96,644
Telekom Austria AG	9,625	123,808
Uniqa Versicherungen AG	1,169	21,224
Verbund AG	554	19,655
Vienna Insurance Group AG	4,487	212,783
Voestalpine AG	16,373	523,441
*Wienerberger AG	14,891	206,434
*Zumtobel AG	2,513	47,596

TOTAL AUSTRIA		3,436,578

BELGIUM — (0.7%)
Ackermans & van Haaren NV	2,967	203,034
*Agfa-Gevaert NV	40,792	246,847
Anheuser-Busch InBev NV	5,871	311,007
Anheuser-Busch InBev NV Sponsored ADR	900	47,754

1017

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CONTINUED

	Shares	Value††

BELGIUM — (Continued)
*Arseus NV	4,228	$51,144
Banque Nationale de Belgique SA	23	110,008
*Barco NV	1,766	88,263
Bekaert SA	1,338	291,191
Belgacom SA	3,831	137,472
Colruyt SA	474	116,765
Compagnie d’Entreprises	1,782	89,587
Compagnie Maritime Belge SA	2,959	85,860
*Deceuninck NV	18,601	44,023
Delhaize Group SA	68	5,020
Delhaize Group SA Sponsored ADR	13,449	1,001,009
*Dexia SA	7,433	36,353
D’Ieteren SA	570	274,952
Econocom Group SA	2,034	29,814
#Elia System Operator SA NV	1,111	38,264
Euronav SA	3,702	71,166
#EVS Broadcast Equipment SA	602	29,811
Exmar NV	6,671	49,525
*Galapagos NV	518	7,424
*Gimv NV	40	1,969
*Ion Beam Applications SA	1,684	16,595
*KBC Groep NV	10,448	459,866
Kinepolis Group NV	625	33,722
Mobistar SA	1,159	66,826
#Nyrstar NV	15,610	181,135
Omega Pharma SA	2,093	89,486
Recticel SA	6,887	67,871
*Roularta Media Group NV	486	10,518
Sipef NV	400	24,825
#Solvay SA	8,168	799,240
*Telenet Group Holding NV	4,618	132,288
Tessenderlo Chemie NV	2,795	82,974
*ThromboGenics NV	370	7,313
UCB SA	14,043	452,866
Umicore SA	11,188	377,309

TOTAL BELGIUM		6,171,096

BRAZIL — (1.9%)
Acos Villares SA	208,500	87,725
AES Tiete SA (2440693)	3,400	36,111
AES Tiete SA (2441038)	7,800	97,567
*All America Latina Logistica SA	45,300	426,523
American Banknote SA	9,250	81,361
*Amil Participacoes SA	7,440	65,187
Anhanguera Educacional Participacoes SA	7,100	111,013
B2W Cia Global Do Varejo	5,500	103,977
Banco ABC Brasil SA	17,150	135,636
Banco Alfa de Investimento SA	14,300	59,272
Banco Bradesco SA	25,531	373,065
Banco Daycoval SA	16,300	82,390
Banco do Brasil SA	10,334	178,618
Banco Industrial e Comercial SA	10,100	80,109
Banco Panamericano SA	27,000	137,088
Banco Santander Brasil SA ADR	28,900	384,948
BM&F Bovespa SA	72,000	532,181
BR Malls Participacoes SA	6,600	99,218
Brasil Brokers Participacoes SA	23,200	89,698
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	182,880	93,582
*Brasil Telecom SA ADR	144	1,267
BRF - Brasil Foods SA	9,416	131,807
BRF - Brasil Foods SA ADR	31,160	439,979

1018

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CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Brookfield Incorporacoes SA	12,700	$66,071
Camargo Correa Desenvolvimento Imobiliario SA	12,400	40,045
*Centrais Eletricas Brasileiras SA Sponsored ADR	2,800	36,624
Centrais Eletricas Brasilerias SA (2308445)	4,000	61,633
Centrais Eletricas Brasilerias SA (2311120)	3,500	45,233
Cia de Gas de Sao Paulo SA	1,400	28,855
Cia de Saneamento de Minas Gerais-Copasa	12,600	181,320
Cia Energetica de Minas Gerais	1,375	15,174
Cia Energetica de Sao Paulo	12,900	196,713
Companhia de Concessoes Radoviarias	5,300	121,561
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	171,183
Companhia Siderurgica Nacional SA Sponsored ADR	7,800	130,962
*Cosan SA Industria e Comercio	20,700	297,648
CPFL Energia SA	4,200	96,905
Cremer SA	10,900	111,863
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,300	494,336
Diagnosticos Da America SA	20,000	193,541
*Drogasil SA	3,250	67,631
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6,200	130,465
Empresa Brasileira de Aeronautica SA ADR	20,543	541,719
Energias do Brazil SA	4,200	84,702
*Equatorial Energia SA	11,000	104,134
*Estacio Participacoes SA	2,500	29,836
Eternit SA	24,972	120,686
Even Construtora e Incorporadora SA	45,800	213,532
EZ Tec Empreendimentos e Participacoes SA	13,000	69,331
Ferbasa-Ferro Ligas da Bahia SA	11,500	78,659
*Fertilizantes Fosfatados SA	7,100	61,925
*Fibria Celulose SA	10,683	168,129
*Fibria Celulose SA Sponsored ADR	20,386	320,060
Gafisa SA	10,200	76,146
Gafisa SA ADR	11,400	172,596
*General Shopping Brasil SA	6,700	34,551
Gerdau SA	11,400	120,754
Grendene SA	9,000	41,193
Helbor Empreendimentos SA	4,200	33,432
*IdeiasNet SA	15,400	26,793
Iguatemi Empresa de Shopping Centers SA	3,000	59,359
*Inpar SA	38,650	71,419
*Iochpe-Maxion SA	8,800	97,066
JBS SA	64,200	313,919
JHSF Participacoes SA	7,900	13,700
*Kepler Weber SA	145,000	29,679
Light SA	7,300	91,810
*LLX Logistica SA	2,122	10,702
Lojas Americanas SA	25,300	160,391
Lojas Renner SA	8,000	268,456
*LPS Brasil Consultoria de Imoveis SA	2,300	35,308
*Lupatech SA	1,100	13,290
M Dias Branco SA	2,800	63,314
*Minerva SA	15,200	59,372
*MMX Mineracao e Metalicos SA	15,026	101,409
*MPX Energia SA	2,500	29,708
MRV Engenharia e Participacoes SA	16,800	151,399
Multiplan Empreendimentos Imobiliarios SA	5,420	102,619
*Natura Cosmeticos SA	6,100	159,541
Obrascon Huarte Lain Brasil SA	1,000	25,796
OdontoPrev SA	25,200	237,128
*OGX Petroleo e Gas Participacoes SA	10,000	105,299
Parana Banco SA	12,000	57,312
*Paranapanema SA	10,000	35,536

1019

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CONTINUED

	Shares	Value††

BRAZIL — (Continued)
PDG Realty SA Empreendimentos e Participacoes	18,800	$198,924
Petroleo Brasileiro SA ADR	43,506	1,583,618
Porto Seguro SA	21,100	243,415
Positivo Informatica SA	7,200	73,687
Profarma Distribuidora de Produtos Farmaceuticos SA	3,400	30,930
Rodobens Negocios Imobiliarios SA	4,000	31,612
Rossi Residencial SA	13,200	120,532
Santos Brasil Participacoes SA	5,850	56,544
Sao Carlos Empreendimentos e Participacoes SA	5,000	49,409
Sao Martinho SA	9,800	88,706
SLC Agricola SA	15,400	131,952
Souza Cruz SA	1,500	68,740
Sul America SA	15,300	134,314
*Tegma Gestao Logistica	3,550	29,267
Tele Norte Leste Participacoes SA	2,700	50,506
Telecomunicacoes de Sao Paulo SA	2,100	42,029
*Tim Participacoes SA	12,200	48,209
Totvs SA	3,500	256,052
Tractebel Energia SA	2,700	35,231
Universo Online SA	12,900	66,744
Usinas Siderurgicas de Minas Gerais SA	9,480	275,485
Vale SA Sponsored ADR	52,700	1,465,060
Vivo Participacoes SA	1,015	62,933
Vivo Participacoes SA ADR	6,271	167,687
Weg Industrias SA	11,900	122,667

TOTAL BRAZIL		16,342,048

CANADA — (7.4%)
*5N Plus, Inc.	7,800	39,225
Aastra Technologies, Ltd.	1,700	37,917
*Absolute Software Corp.	500	2,140
*Advantage Oil & Gas, Ltd.	20,800	131,309
Aecon Group, Inc.	13,100	140,805
AGF Management, Ltd. Class B	11,578	168,143
Agnico Eagle Mines, Ltd.	4,700	262,556
Agrium, Inc.	9,895	622,739
Alamos Gold, Inc.	9,100	136,936
*Algoma Central Corp.	200	15,369
Algonquin Power & Utilities Corp.	9,900	41,120
Alimentation Couche-Taro, Inc. Class B	18,385	383,241
Alliance Grain Traders, Inc.	1,200	38,578
*Altius Minerals Corp.	2,300	22,551
*Amerigo Resources, Ltd.	42,500	31,419
*Anatolia Minerals Development, Ltd.	3,896	20,919
*Anderson Energy, Ltd.	30,500	35,601
*Angle Energy, Inc.	3,687	27,221
*Antrim Energy, Inc.	36,800	34,722
*Anvil Mining, Ltd.	16,300	46,932
Astral Media, Inc. Class A	7,400	262,155
ATCO, Ltd.	3,600	177,050
*Atlantic Power Corp.	10,400	135,456
*Atrium Innovations, Inc.	6,300	101,359
*ATS Automation Tooling System, Inc.	7,200	46,854
*Aura Minerals, Inc.	5,842	21,764
#*B2Gold Corp.	29,400	48,044
*Baffinland Iron Mines Corp.	71,400	27,433
*Ballard Power Systems, Inc.	23,900	41,149
#Bank of Montreal	18,199	1,112,953
Bank of Nova Scotia	28,583	1,434,363
*Bankers Petroleum, Ltd.	13,800	100,810
Barrick Gold Corp.	22,950	943,404

1020

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CONTINUED

	Shares	Value††

CANADA — (Continued)
BCE, Inc.	21,200	$648,548
*Bellatrix Exploration, Ltd.	10,000	35,893
Biovail Corp.	19,800	432,382
*Birchcliff Energy, Ltd.	11,600	112,835
Black Diamond Group, Ltd.	607	10,628
*BlackPearl Resources, Inc.	30,300	92,251
Bombardier, Inc. Class B	54,332	246,279
*Boralex, Inc. Class A	4,200	35,339
*Breakwater Resources, Ltd.	13,305	37,791
Brookfield Asset Management, Inc. Series A	200	5,015
CAE, Inc.	26,952	256,923
Calfrac Well Services, Ltd.	4,400	101,435
*Calvalley Petroleum, Inc.	10,000	31,516
Cameco Corp.	3,400	86,583
Canaccord Capital, Inc.	4,900	46,376
Canada Bread Co., Ltd.	1,500	70,036
Canadian Imperial Bank of Commerce	19,405	1,332,613
#Canadian National Railway Co.	4,800	301,946
Canadian National Resources, Ltd.	30,720	1,057,816
Canadian Pacific Railway, Ltd.	13,872	828,366
Canadian Tire Corp. Class A	8,800	489,455
Canadian Utilities, Ltd. Class A	10,340	490,925
Canadian Western Bank	6,500	164,199
Canam Group, Inc.	3,600	25,563
*Canfor Corp.	11,404	89,741
*Cangene Corp.	1,800	6,216
*Capstone Mining Corp.	25,558	62,152
*Cardiome Pharma Corp.	5,100	41,770
Cascades, Inc.	15,187	102,374
*Catalyst Paper Corp.	31,100	4,386
CCL Industries, Inc. Class B	3,124	89,492
*Celestica, Inc.	33,400	296,947
*Celtic Exploration, Ltd.	11,800	144,509
Cenovus Energy, Inc.	20,055	564,751
*CGI Group, Inc.	34,960	499,890
*Chinook Energy, Inc.	5,456	11,994
*Churchill Corp. (The) Class A	2,300	43,089
CI Financial Corp.	4,800	90,766
*Claude Resources, Inc.	32,900	33,282
Cogeco Cable, Inc.	2,800	94,781
*COM DEV International, Ltd.	13,300	27,039
*Compton Petroleum Corp.	46,700	24,076
*Connacher Oil & Gas, Ltd.	63,632	92,225
*Consolidated Thompson Iron Mines, Ltd.	13,940	111,732
Constellation Software, Inc.	500	19,941
Contrans Group, Inc.	2,300	20,023
*Copper Mountain Mining Corp.	10,140	28,702
Corby Distilleries, Ltd.	1,100	16,264
*Corridor Resources, Inc.	9,600	54,441
Corus Entertainment, Inc. Class B	9,300	175,588
*Cott Corp.	19,200	115,045
Crescent Point Energy Corp.	10,500	386,990
*Crew Energy, Inc.	10,600	170,128
Daylight Energy, Ltd.	7,015	60,730
*Delphi Energy Corp.	13,400	35,323
#*Denison Mines Corp.	32,600	49,786
*Descartes Systems Group, Inc. (The)	8,700	51,283
Dorel Industries, Inc. Class B	4,000	135,285
#*Dundee Precious Metals, Inc.	12,700	51,885
DundeeWealth, Inc.	7,600	102,388
*Eastern Platinum, Ltd.	156,800	158,623

1021

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CONTINUED

	Shares	Value††

CANADA — (Continued)
E-L Financial Corp., Ltd.	184	$81,434
Eldorado Gold Corp.	29,028	471,541
Emera, Inc.	3,544	91,250
Empire Co., Ltd. Class A	3,500	190,652
Enbridge, Inc.	6,588	320,669
Encana Corp.	20,055	613,130
Ensign Energy Services, Inc.	20,000	246,486
*Epsilon Energy, Ltd.	14,800	38,726
*Equinox Minerals, Ltd.	106,675	483,542
Equitable Group, Inc.	3,000	59,384
*Euro Goldfields, Ltd.	12,400	86,723
Evertz Technologies, Ltd.	2,565	37,375
*Exeter Resource Corp.	1,200	6,922
*Fairborne Energy, Ltd.	12,865	64,697
Fairfax Financial Holdings, Ltd.	3,130	1,246,763
Finning International, Inc.	18,556	357,023
*First Majestic Silver Corp.	16,200	62,874
First Quantum Minerals, Ltd.	8,500	532,630
#*First Uranium Corp.	7,500	7,441
*FirstService Corp.	2,200	48,513
*Flint Energy Services, Ltd.	8,400	106,956
Fortis, Inc.	9,300	264,603
Forzani Group, Ltd. Class A	3,790	60,349
Franco-Nevada Corp.	13,100	399,225
*Fronteer Gold, Inc.	19,300	116,395
*Galleon Energy, Inc. Class A	9,608	35,795
*Gammon Gold, Inc.	18,000	106,979
*Genesis Land Development Corp.	12,700	45,955
Gennum Corp.	6,300	43,448
George Weston, Ltd.	4,300	328,382
*Gerdau Ameristeel Corp.	21,152	232,290
*Gildan Activewear, Inc.	11,000	338,437
*Glacier Media, Inc.	1,400	3,200
*GLG Life Tech Corp.	4,682	35,751
*GLV, Inc.	6,118	51,179
GMP Capital, Inc.	2,900	26,996
Goldcorp, Inc.	30,117	1,180,599
*Golden Star Resources, Ltd.	45,300	185,069
*Grande Cache Coal Corp.	1,000	5,437
#*Great Basin Gold, Ltd.	42,284	75,268
*Great Canadian Gaming Corp.	9,600	60,231
Great-West Lifeco, Inc.	14,700	359,189
Groupe Aeroplan, Inc.	30,480	292,629
Guardian Capital Group, Ltd.	3,750	29,984
*Hanfeng Evergreen, Inc.	6,300	40,446
*Harry Winston Diamond Corp.	8,400	104,096
*Heroux-Devtek, Inc.	6,091	35,253
*High River Gold Mines, Ltd.	22,000	16,692
Home Capital Group, Inc.	3,200	142,966
*HudBay Minerals, Inc.	22,252	277,487
Husky Energy, Inc.	7,300	179,367
IAMGOLD Corp.	41,600	655,937
IESI-BFC, Ltd.	6,500	147,002
IGM Financial, Inc.	3,400	133,744
#*Imax Corp.	5,500	85,010
#*Imperial Metals Corp.	1,900	30,864
Imperial Oil, Ltd.	2,200	86,070
Indigo Books & Music, Inc.	1,800	26,018
Industrial Alliance Insurance & Financial Services, Inc.	13,536	429,629
*Inmet Mining Corp.	6,100	298,162
Intact Financial Corp.	14,100	642,424

1022

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CONTINUED

	Shares	Value††

CANADA — (Continued)
*International Forest Products, Ltd. Series A	6,640	$26,610
*Intertape Polymer Group, Inc.	6,870	13,365
*Ivanhoe Energy, Inc.	12,000	23,695
*Ivanhoe Mines, Ltd.	5,000	88,225
*Jaguar Mining, Inc.	4,200	34,277
Jean Coutu Group (PJC), Inc. Class A (The)	14,900	123,919
*Katanga Mining, Ltd.	2,500	2,407
*Kingsway Financial Services, Inc.	5,000	9,338
Kinross Gold Corp.	17,200	282,247
*Kirkland Lake Gold, Inc.	1,800	14,305
*Labrador Iron Mines Holdings, Ltd.	2,703	13,935
*Lake Shore Gold Corp.	28,700	86,822
Laurentian Bank of Canada	3,200	143,184
*Legacy Oil + Gas, Inc.	4,800	53,834
Leon’s Furniture, Ltd.	4,310	50,225
Linamar Corp.	5,800	108,434
Loblaw Cos., Ltd.	9,300	394,869
*Lundin Mining Corp.	65,850	256,213
*MacDonald Dettweiler & Associates, Ltd.	4,300	200,768
*MAG Silver Corp.	6,100	36,491
*MagIndustries Corp.	86,500	28,608
Magna International, Inc. Class A	18,036	1,342,634
Major Drilling Group International, Inc.	2,000	47,566
Manitoba Telecom Services, Inc.	4,000	107,504
Manulife Financial Corp.	65,221	1,036,634
Maple Leaf Foods, Inc.	11,100	99,442
*Martinrea International, Inc.	10,500	84,261
*MDS, Inc.	19,800	187,012
*Mega Uranium, Ltd.	22,900	11,360
Methanex Corp.	12,600	282,996
Metro, Inc. Class A	12,975	554,566
*Migao Corp.	12,900	80,056
*Minera Andes, Inc.	40,000	29,571
Mullen Group, Ltd.	10,900	148,966
National Bank of Canada	18,272	1,048,456
*Nautilus Minerals, Inc.	20,800	41,072
*Neo Material Technologies, Inc.	28,900	105,980
*New Gold, Inc.	55,980	276,619
Newalta Corp.	7,240	61,833
Nexen, Inc.	29,326	609,027
Niko Resources, Ltd.	1,900	204,924
*Norbord, Inc.	890	10,293
*North American Energy Partners, Inc.	3,938	38,152
*North American Palladium, Ltd.	11,500	38,145
*Northern Dynasty Minerals, Ltd.	2,300	16,019
*Northgate Minerals Corp.	52,500	155,756
Nuvista Energy, Ltd.	10,700	123,856
#*OceanaGold Corp.	31,945	84,209
Onex Corp.	13,600	364,325
*Open Text Corp.	2,900	114,781
*OPTI Canada, Inc.	50,739	81,435
*Orleans Energy, Ltd.	14,900	38,842
*Orvana Minerals Corp.	32,751	47,149
Pacific Northern Gas, Ltd.	278	6,808
*Pacific Rubiales Energy Corp.	23,200	556,502
*Paladin Labs, Inc.	883	20,614
Pan Amer Silver Corp.	8,700	200,310
*Paramount Resources, Ltd. Class A	3,700	77,559
Parkbridge Lifestyles Communities, Inc.	800	4,039
Pason Systems, Inc.	2,400	25,680
*Patheon, Inc.	12,718	31,546

1023

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CONTINUED

	Shares	Value††

CANADA — (Continued)
PetroBakken Energy, Ltd.	7,083	$155,364
*Petrobank Energy & Resources, Ltd.	5,400	222,450
*Platmin, Ltd.	68,970	67,088
*Plutonic Power Corp.	7,800	18,437
Potash Corp. of Saskatchewan, Inc.	1,700	177,946
*Potash One, Inc.	8,880	21,422
Premium Brands Holdings Corp.	3,200	40,776
Progress Energy Resources Corp.	19,322	233,244
*QLT, Inc.	15,600	89,225
*Quadra FNX Mining, Ltd.	14,558	176,302
Quebecor, Inc. Class B	6,500	220,660
*Quest Capital Corp.	24,454	39,010
*Questerre Energy Corp.	32,700	97,650
#*Red Back Mining, Inc.	15,200	384,713
*Reitmans Canada, Ltd.	2,400	43,399
Reitmans Canada, Ltd. Class A	6,900	133,899
*Research In Motion, Ltd.	4,500	258,912
Richelieu Hardware, Ltd.	1,900	46,962
*Richmont Mines, Inc.	1,800	7,704
Ritchie Brothers Auctioneers, Inc.	2,700	50,294
*Rock Energy, Inc.	8,809	43,871
Rogers Communications, Inc. Class B	4,600	159,963
*RONA, Inc.	20,260	298,958
Royal Bank of Canada	39,374	2,057,460
Russel Metals, Inc.	7,100	135,294
#*Sabina Gold & Silver Corp.	30,593	82,133
*Samuel Manu-Tech, Inc.	500	3,609
*Sandvine Corp.	27,400	42,111
Saputo, Inc.	4,200	128,323
Savanna Energy Services Corp.	18,200	99,139
*Sears Canada, Inc.	5,000	126,453
*SEMAFO, Inc.	23,000	159,739
Shaw Communictions, Inc. Class B	7,500	147,220
ShawCor, Ltd.	6,200	159,154
Sherritt International Corp.	40,900	270,929
Shoppers Drug Mart Corp.	3,800	129,630
*Shore Gold, Inc.	46,800	28,680
*Sierra Wireless, Inc.	4,100	38,485
*Silver Standard Resources, Inc.	5,700	93,535
*Silver Wheaton Corp.	23,900	450,777
Silvercorp Metals, Inc.	29,600	194,636
*Sino-Forest Corp.	27,997	431,100
SNC-Lavalin Group, Inc.	3,784	171,045
*Softchoice Corp.	1,700	14,734
*SouthGobi Resources, Ltd.	12,000	152,561
*Sprott Resource Corp.	16,255	66,883
*Stantec, Inc.	3,000	70,619
*Stornoway Diamond Corp.	40,500	22,849
Student Transportation, Inc.	8,218	45,325
Sun Life Financial, Inc.	47,557	1,337,823
Suncor Energy, Inc.	70,464	2,322,868
*SunOpta, Inc.	4,800	24,232
Superior Plus Corp.	4,600	59,958
*SXC Health Solutions Corp.	5,400	369,998
Talisman Energy, Inc.	73,400	1,253,023
#*Tanzanian Royalty Exploration Corp.	7,800	39,909
*Taseko Mines, Ltd.	5,400	21,956
Teck Resources, Ltd. Class B	51,800	1,823,493
Telus Corp. (2381093)	300	11,871
Telus Corp. (2381134)	12,180	457,083
*Terra Energy Corp.	17,498	23,999

1024

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CONTINUED

	Shares	Value††

CANADA — (Continued)
#*Thompson Creek Metals Co., Inc.	21,100	$194,570
Thomson Reuters Corp.	24,281	907,895
Tim Hortons, Inc.	5,075	173,173
*Timminco, Ltd.	5,700	3,105
TMX Group, Inc.	2,120	58,751
Toromont Industries, Ltd.	5,400	128,112
Toronto Dominion Bank	37,400	2,661,528
Torstar Corp. Class B	7,000	69,997
Total Energy Services, Inc.	4,600	38,033
TransAlta Corp.	33,570	680,510
TransCanada Corp.	26,958	952,662
Transcontinental, Inc. Class A	9,200	132,713
TransForce, Inc.	5,900	58,308
*Transglobe Energy Corp.	8,100	61,062
Trican Well Service, Ltd.	11,000	166,918
Trinidad Drilling, Ltd.	15,373	78,805
*Twin Butte Energy, Ltd.	29,800	37,683
*U308 Corp.	2,844	941
*UEX Corp.	18,400	15,929
Uni-Select, Inc.	2,696	73,376
*Uranium One, Inc.	90,120	244,574
*UTS Energy Corp.	47,150	162,816
*Vector Aerospace Corp.	4,239	30,100
*Vero Energy, Inc.	3,900	25,607
*Viterra, Inc.	45,671	357,620
West Fraser Timber Co., Ltd.	4,500	152,896
*Western Coal Corp.	6,885	28,128
*Westport Innovations, Inc.	7,700	152,195
Winpak, Ltd.	6,000	58,947
*Xtreme Coil Drilling Corp.	500	1,337
Yamana Gold, Inc.	51,700	486,298
*Yukon-Nevada Gold Corp.	20,500	5,982

TOTAL CANADA		65,105,601

CHILE — (0.5%)
*AES Gener SA	94,076	49,091
Aguas Andinas SA Series A	284,336	129,008
Banco de Chile SA Series F ADR	3,096	234,243
Banco de Credito e Inversiones SA Series A	5,534	289,074
Banco Santander Chile SA	1,227,899	97,761
Banco Santander Chile SA ADR	524	43,497
Banmedica SA	34,214	43,321
Besalco SA	42,000	49,393
CAP SA	8,340	306,400
*Centros Comerciales Sudamericanos SA	72,455	369,607
Cia Cervecerias Unidas SA ADR	3,200	169,344
Cia General de Electricidad SA	17,073	108,416
Colbun SA	415,803	113,274
*Compania SudAmericana de Vapores SA	50,822	53,333
*Corpbanca SA	6,329,164	71,639
Corpbanca SA ADR	912	52,668
Cristalerias de Chile SA	2,000	23,597
Embotelladora Andina SA Series B	17,884	78,261
Embotelladora Andina SA Series B ADR	315	8,366
Empresa Nacional de Electricidad SA Sponsored ADR	1,500	74,325
Empresas CMPC SA	9,058	420,534
Empresas Copec SA	18,042	295,422
*Empresas Iansa SA	761,908	66,156
*Empresas La Polar SA	27,942	169,662
Enersis SA Sponsored ADR	13,820	286,627
ENTEL Chile SA	12,216	174,598

1025

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CONTINUED

	Shares	Value††

CHILE — (Continued)
Farmacias Ahumada SA	9,105	$27,774
Grupo Security SA	100,764	40,404
Inversiones Aguas Metropolitanas SA	113,565	150,331
Lan Airlines SA Sponsored ADR	5,500	131,285
Madeco SA	1,270,000	70,048
*Masisa SA	257,163	38,877
Ripley Corp SA	56,072	60,886
S.A.C.I. Falabella SA	8,570	67,080
Salfacorp SA	18,000	44,253
*Sigdo Koppers SA	42,230	62,383
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	15,196
Socovesa SA	110,770	57,592
*Sonda SA	68,179	118,242
Vina Concha Y Toro SA Sponsored ADR	600	28,500

TOTAL CHILE		4,690,468

CHINA — (5.8%)
A8 Digital Music Holdings, Ltd.	2,000	1,198
#Agile Property Holdings, Ltd.	320,000	416,959
*Air China, Ltd.	344,000	397,502
Ajisen China Holdings, Ltd.	69,000	81,419
*Aluminum Corp. of China, Ltd. ADR	15,900	352,344
AMVIG Holdings, Ltd.	130,000	72,528
#Angang Steel Co., Ltd.	124,000	188,017
Anhui Conch Cement Co., Ltd.	80,000	279,984
Anhui Expressway Co., Ltd.	110,000	69,364
Anhui Tianda Oil Pipe Co., Ltd.	19,000	7,299
*Anta Sports Products, Ltd.	41,000	72,467
Anton Oilfield Services Group	338,000	34,470
Asia Cement China Holdings Corp.	73,000	36,587
*AviChina Industry and Technology Co., Ltd.	296,000	121,199
Bank of China, Ltd.	3,518,000	1,862,462
#Bank of Communications Co., Ltd.	302,450	337,356
Baoye Group Co., Ltd.	53,040	33,912
Beijing Capital International Airport Co., Ltd.	386,000	204,621
Beijing Capital Land, Ltd.	150,000	48,680
Beijing Enterprises Holdings, Ltd.	117,500	777,915
Beijing Jingkelong Co., Ltd.	6,000	6,618
#Beijing North Star Co., Ltd.	102,000	28,422
Belle International Holdings, Ltd.	230,000	355,182
#Bosideng International Holdings, Ltd.	398,000	123,061
#*Brilliance China Automotive Holdings, Ltd.	766,000	320,919
#BYD Co., Ltd.	30,000	207,516
BYD Electronic International Co., Ltd.	157,500	88,096
Central China Real Estate, Ltd.	64,000	16,517
Centron Telecom International Holdings, Ltd.	6,600	1,768
Chaoda Modern Agriculture (Holdings), Ltd.	547,200	587,859
China Aerospace International Holdings, Ltd.	180,000	21,834
#China Agri-Industries Holdings, Ltd.	282,000	318,732
China Aoyuan Property Group, Ltd.	301,000	48,525
China Automation Group, Ltd.	72,000	50,240
China BlueChemical, Ltd.	410,000	263,537
*China Chengtong Development Group, Ltd.	112,000	6,486
China Citic Bank Corp., Ltd.	790,000	535,051
China Coal Energy Co.	288,000	403,820
China Communications Construction Co., Ltd.	388,000	366,451
China Communications Services Corp., Ltd.	452,000	229,690
China Construction Bank Corp.	3,260,000	2,770,668
*China COSCO Holdings Co., Ltd.	161,000	180,650
*China Dongxiang Group Co.	307,000	173,332
*China Eastern Airlines Corp., Ltd. ADR	813	45,788

1026

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CONTINUED

	Shares	Value††

CHINA — (Continued)
*China Energine International Holdings, Ltd.	94,000	$10,069
#China Everbright International, Ltd.	194,000	89,228
China Everbright, Ltd.	152,000	395,145
China Foods, Ltd.	158,000	99,845
#China Gas Holdings, Ltd.	248,000	126,081
*China Grand Forestry Green Resources Group, Ltd.	444,000	10,994
China Green (Holdings), Ltd.	84,000	87,266
China Haidian Holdings, Ltd.	450,000	52,236
China High Speed Transmission Equipment Group Co., Ltd.	73,000	166,941
China Huiyuan Juice Group, Ltd.	80,500	61,871
China Life Insurance Co., Ltd. ADR	6,850	460,114
China Mengniu Dairy Co., Ltd.	109,000	339,608
#China Merchants Bank Co., Ltd.	85,201	228,255
China Merchants Holdings (International) Co., Ltd.	223,633	847,874
*China Mining Resources Group, Ltd.	1,150,000	30,087
China Mobile, Ltd.	8,000	81,452
China Mobile, Ltd. Sponsored ADR	69,361	3,533,249
*China Molybdenum Co., Ltd.	247,000	152,876
China National Building Material Co., Ltd.	206,000	390,456
China National Materials Co., Ltd.	224,000	175,218
*China Nickel Resources Holding Co., Ltd.	194,000	32,061
*China Oil & Gas Group, Ltd.	640,000	75,105
China Oilfield Services, Ltd.	126,000	165,044
China Overseas Land & Investment, Ltd.	168,480	361,127
China Petroleum and Chemical Corp. (Sinopec) ADR	8,600	692,472
China Pharmaceutical Group, Ltd.	124,000	69,787
China Power International Development, Ltd.	271,000	59,761
*China Power New Energy Development Co., Ltd.	280,000	28,939
*China Properties Group, Ltd.	48,000	12,690
*China Railway Construction Corp., Ltd.	179,000	250,321
*China Railway Group, Ltd.	75,000	56,095
*China Rare Earth Holdings, Ltd.	158,000	38,709
China Resources Enterprise, Ltd.	202,000	768,466
China Resources Gas Group, Ltd.	26,000	37,779
China Resources Land, Ltd.	232,000	493,731
*China Resources Microelectronics, Ltd.	200,000	9,272
China Resources Power Holdings Co., Ltd.	122,000	265,883
*China Seven Star Shopping, Ltd.	380,000	6,885
China Shenhua Energy Co., Ltd.	32,500	125,550
China Shineway Pharmaceutical Group, Ltd.	25,000	67,400
*China Shipping Container Lines Co., Ltd.	783,000	289,436
China Shipping Development Co., Ltd.	261,752	387,114
*China Southern Airlines Co., Ltd. ADR	2,850	69,369
China State Construction International Holdings, Ltd.	168,000	73,785
*China Taiping Insurance Holdings Co., Ltd.	50,000	169,302
China Telecom Corp., Ltd. ADR	3,400	170,510
*China Travel International Investment Hong Kong, Ltd.	368,108	91,615
China Unicom Hong Kong, Ltd. ADR	78,006	1,064,002
China Wireless Technologies, Ltd.	28,000	11,241
China Yurun Food Group, Ltd.	62,000	203,959
*Chongqing Iron & Steel Co., Ltd.	196,000	55,404
Chongqing Machinery & Electric Co., Ltd.	101,925	26,330
*CIMC Enric Holdings, Ltd.	70,000	34,280
*Citic 21CN Co., Ltd.	30,000	4,071
CITIC Pacific, Ltd.	191,000	393,195
*CITIC Resources Holdings, Ltd.	486,000	101,626
CNOOC, Ltd. ADR	3,200	538,944
*Coastal Greenland, Ltd.	238,000	13,206
Comba Telecom Systems Holdings, Ltd.	108,900	112,289
COSCO International Holdings, Ltd.	108,000	58,618
COSCO Pacific, Ltd.	260,000	355,591

1027

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CONTINUED

	Shares	Value††

CHINA — (Continued)
Coslight Technology International Group, Ltd.	40,000	$34,869
#Country Garden Holdings Co.	897,000	286,012
Dachan Food Asia, Ltd.	128,000	26,234
Dalian Port PDA Co., Ltd.	52,000	22,588
Daphne International Holdings, Ltd.	204,000	189,768
Datang International Power Generation Co., Ltd.	186,000	80,150
*Delong Holdings, Ltd.	1,000	281
Denway Motors, Ltd.	1,068,000	545,781
Digital China Holdings, Ltd.	88,000	142,355
#Dongfang Electric Co., Ltd.	42,400	146,231
Dongfeng Motor Corp.	434,000	607,684
Dongyue Group	57,000	12,483
Dynasty Fine Wines Group, Ltd.	114,000	47,739
First Tractor Co., Ltd.	64,000	42,016
Fosun International	342,500	264,340
Franshion Properties China, Ltd.	664,000	193,464
#Fufeng Group, Ltd.	98,000	68,229
Fushan International Energy Group, Ltd.	214,000	123,967
*GCL Poly Energy Holdings, Ltd.	121,000	28,139
#Geely Automobile Holdings, Ltd.	300,000	112,727
*Global Bio-Chem Technology Group Co., Ltd.	336,000	54,514
*Goldbond Group Holdings, Ltd.	410,000	26,963
Golden Eagle Retail Group, Ltd.	41,000	97,302
*Golden Meditech Holdings, Ltd.	64,000	12,271
*GOME Electrical Appliances Holdings, Ltd.	830,060	289,249
Great Wall Motor Co., Ltd.	107,000	213,821
Greentown China Holdings, Ltd.	117,000	145,575
Guangdong Investment, Ltd.	354,000	177,668
Guangshen Railway Co., Ltd. Sponsored ADR	7,219	132,180
#*Guangzhou Investment Co., Ltd.	704,000	170,696
Guangzhou Pharmaceutical Co., Ltd.	50,000	43,601
Guangzhou R&F Properties Co., Ltd.	207,200	325,393
#Guangzhou Shipyard International Co., Ltd.	44,000	69,172
GZI Transportation, Ltd.	42,639	22,020
*Haier Electronics Group Co., Ltd.	345,000	240,690
Hainan Meilan International Airport Co., Ltd.	27,000	29,911
Haitian International Holdings, Ltd.	11,000	8,378
Harbin Power Equipment Co., Ltd.	118,236	103,672
#*Heng Tai Consumables Group, Ltd.	390,000	38,710
Hengan International Group Co., Ltd.	25,000	216,134
Hengdeli Holdings, Ltd.	390,000	178,878
#*Hi Sun Technology (China), Ltd.	102,000	39,949
*Hidili Industry International Development, Ltd.	184,000	166,532
*HKC (Holdings), Ltd.	305,477	21,283
*Honghua Group, Ltd.	185,000	25,094
Hopewell Highway Infrastructure, Ltd.	58,300	43,980
Hopson Development Holdings, Ltd.	134,000	182,549
Hua Han Bio-Pharmaceutical Holdings, Ltd.	36,000	11,580
*Huabao International Holdings, Ltd.	50,000	64,636
#Huadian Power International Corp.	164,000	39,528
Huaneng Power International, Inc. ADR	5,500	128,645
*Hunan Non-Ferrous Metal Corp., Ltd.	300,000	96,339
Industrial & Commercial Bank of China, Ltd.	1,788,000	1,371,555
*Inspur International, Ltd.	55,000	5,464
*Interchina Holdings Co.	204,000	22,062
Intime Department Store Group Co., Ltd.	95,000	98,058
Jiangsu Express Co., Ltd.	108,000	105,070
Jiangxi Copper Co., Ltd.	103,000	229,757
Ju Teng International Holdings, Ltd.	136,000	97,127
*Kai Yuan Holdings, Ltd.	940,000	36,344
*Kasen International Holdings, Ltd.	57,000	15,172

1028

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	Shares	Value††

CHINA — (Continued)
*Kingboard Chemical Holdings, Ltd.	123,000	$569,290
Kingboard Laminates Holdings, Ltd.	217,000	217,404
Kingdee International Software Group Co., Ltd.	388,000	163,565
Kingsoft Corp., Ltd.	47,000	27,639
*Kingway Brewery Holdings, Ltd.	208,000	44,907
Kunlun Energy Co., Ltd.	310,000	404,980
KWG Property Holding, Ltd.	145,900	108,885
Lai Fung Holdings, Ltd.	689,000	23,967
*Lee & Man Paper Manufacturing, Ltd.	328,600	242,374
Lenovo Group, Ltd.	510,000	328,515
Li Ning Co., Ltd.	62,000	206,173
Lianhua Supermarket Holdings Co., Ltd.	28,000	120,720
Lingbao Gold Co., Ltd.	100,000	36,090
Little Sheep Group, Ltd.	59,000	35,000
Lonking Holdings, Ltd.	136,000	103,269
#Maanshan Iron & Steel Co., Ltd.	364,000	204,336
Maoye International Holdings, Ltd.	174,000	70,815
MIN XIN Holdings, Ltd.	24,000	10,893
Mingyuan Medicare Development Co., Ltd.	380,000	43,539
*Minmetals Resources, Ltd.	252,000	98,217
Minth Group, Ltd.	108,000	162,407
*Nan Hai Corp, Ltd.	5,150,000	39,814
NetDragon Websoft, Inc.	59,500	28,768
New World China Land, Ltd.	193,200	67,298
New World Department Store China, Ltd.	78,000	68,480
Nine Dragons Paper Holdings, Ltd.	209,000	304,710
Parkson Retail Group, Ltd.	112,500	193,400
PetroChina Co., Ltd. ADR	9,000	1,030,230
#*PICC Property & Casualty Co., Ltd.	330,000	335,884
Ping An Insurance (Group) Co. of China, Ltd.	26,500	219,028
*Poly Hong Kong Investment, Ltd.	132,000	159,205
#Ports Design, Ltd.	28,500	73,444
*Prosperity International Holdings HK, Ltd.	320,000	20,025
Qin Jia Yuan Media Services Co., Ltd.	102,000	16,827
Qingling Motors Co., Ltd.	150,000	37,901
*QX PAPER, Ltd.	98,116	39,884
Regent Manner International, Ltd.	20,000	10,027
REXLot Holdings, Ltd.	1,100,000	94,989
*Richly Field China Development, Ltd.	200,000	5,047
Road King Infrastructure, Ltd.	71,000	61,566
Samson Holding, Ltd.	191,000	31,483
#*Semiconductor Manufacturing International Corp.	3,141,000	221,611
Shandong Chenming Paper Holdings, Ltd.	57,000	45,511
*Shanghai Electric Group Co., Ltd.	288,000	136,128
#Shanghai Forte Land Co., Ltd.	234,000	70,222
Shanghai Industrial Holdings, Ltd.	123,000	561,680
Shanghai Jin Jiang International Hotels Group Co., Ltd.	156,000	41,416
Shanghai Prime Machinery Co., Ltd.	82,000	15,103
Shanghai Zendai Property, Ltd.	1,505,000	63,060
Shenji Group Kunming Machine Tool Co., Ltd.	20,000	13,109
Shenzhen Expressway Co., Ltd.	100,000	48,425
Shenzhen International Holdings, Ltd.	1,422,500	89,792
Shenzhen Investment, Ltd.	464,000	158,136
Shenzhou International Group	78,000	103,138
#Shimao Property Holdings, Ltd.	332,500	639,769
*Shougang Concord International Enterprises Co., Ltd.	564,000	95,460
#Shui On Land, Ltd.	548,130	249,690
Sichuan Expressway Co., Ltd.	204,000	120,824
Sichuan Xinhua Winshare Chainstore Co., Ltd.	59,000	30,972
Silver Grant International Industries, Ltd.	232,000	68,172
#Sino Biopharmaceutical, Ltd.	583,999	222,844

1029

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CONTINUED

	Shares	Value††

CHINA — (Continued)
*Sino Union Energy Investment Group, Ltd.	390,000	$34,186
*Sinofert Holdings, Ltd.	448,000	197,975
Sinolink Worldwide Holdings, Ltd.	544,000	84,166
SinoMedia Holding, Ltd.	111,276	30,145
Sino-Ocean Land Holdings, Ltd.	620,680	476,719
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	128,865
*Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	91,894
*Sinotel Technologies, Ltd.	134,000	39,056
Sinotrans Shipping, Ltd.	199,000	86,178
Sinotrans, Ltd.	252,000	62,981
Sinotruk Hong Kong, Ltd.	235,500	216,987
#Skyworth Digital Holdings, Ltd.	180,000	130,423
*Soho China, Ltd.	457,500	283,277
*Solargiga Energy Holdings, Ltd.	67,000	15,368
*Sound Global, Ltd.	64,000	39,198
SPG Land Holdings, Ltd.	14,350	7,300
SRE Group, Ltd.	450,000	49,904
TCC International Holdings, Ltd.	160,000	56,238
TCL Communication Technology Holdings, Ltd.	135,000	73,158
TCL Multimedia Technology Holdings, Ltd.	54,000	24,126
Tencent Holdings, Ltd.	30,800	594,322
Tian An China Investments Co., Ltd.	53,000	34,666
Tianjin Capital Environmental Protection Group Co., Ltd.	96,000	30,953
Tianjin Development Holdings, Ltd.	110,000	71,807
*Tianjin Port Development Holdings, Ltd.	278,000	68,803
*Tianneng Power International, Ltd.	92,000	35,942
Tingyi (Cayman Islands) Holding Corp.	50,000	127,385
Tomson Group, Ltd.	98,360	38,325
Travelsky Technology, Ltd.	104,981	96,701
Truly International Holdings, Ltd.	56,000	76,264
Tsingtao Brewery Co., Ltd.	24,000	114,044
*Uni-President China Holdings, Ltd.	86,000	47,960
*United Energy Group, Ltd.	698,000	68,454
#Vinda International Holdings, Ltd.	100,000	96,224
VODone, Ltd.	70,000	22,025
Want Want China Holdings, Ltd.	15,000	11,810
*Wasion Group Holdings, Ltd.	84,000	67,045
Weichai Power Co., Ltd.	12,800	105,994
Weiqiao Textile Co., Ltd.	116,000	81,211
Welling Holding, Ltd.	552,000	23,536
Xiamen International Port Co., Ltd.	330,000	60,949
Xinao Gas Holdings, Ltd.	78,000	184,940
Xingda International Holdings, Ltd.	98,000	66,370
*Xingye Copper International Group, Ltd.	218,000	48,124
Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	76,361
Xiwang Sugar Holdings Co., Ltd.	45,000	11,725
XTEP International Holdings, Ltd.	95,500	68,743
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	22,400	483,840
Yip’s Chemical Holdings, Ltd.	96,000	97,257
Zhaojin Mining Industry Co., Ltd.	25,000	54,204
Zhejiang Expressway Co., Ltd.	136,000	129,422
*Zhong An Real Estate, Ltd.	84,000	21,664
Zhuzhou CSR Times Electric Co., Ltd.	35,000	93,808
Zijin Mining Group Co., Ltd.	178,000	115,230
#ZTE Corp.	30,420	97,412

TOTAL CHINA		50,707,174

CZECH REPUBLIC — (0.1%)
*Central European Media Enterprises, Ltd.	6,550	140,515
CEZ A.S.	2,290	104,862
Komercni Banka A.S.	1,146	222,768

1030

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

CZECH REPUBLIC — (Continued)
*Pegas Nonwovens SA	2,000	$46,017
Phillip Morris CR A.S.	100	46,773
Telefonica 02 Czech Republic A.S.	11,091	253,655
*Unipetrol A.S.	10,500	117,332

TOTAL CZECH REPUBLIC		931,922

DENMARK — (0.7%)
A.P. Moller - Maersk A.S.	44	370,750
*Aktieselskabet Roskilde Bank A.S.	787	—
Alk-Abello A.S.	554	34,787
*Alm. Brand A.S.	965	10,534
Auriga Industries A.S. Series B	2,799	45,505
*Bang & Olufsen Holdings A.S.	6,639	64,408
*Bavarian Nordic A.S.	2,400	92,266
Carlsberg A.S. Series B	7,151	633,035
Coloplast A.S.	382	39,652
D/S Norden A.S.	2,960	116,186
Danisco A.S.	5,835	443,556
*Danske Bank A.S.	21,606	507,405
*DFDS A.S.	280	17,847
DSV A.S.	16,611	296,175
East Asiatic Co., Ltd. A.S.	2,250	57,439
FLSmidth & Co. A.S.	4,868	346,563
*Genmab A.S.	4,670	49,899
*GN Store Nord A.S.	30,363	207,312
*Greentech Energy Systems A.S.	6,401	16,443
H. Lundbeck A.S.	2,500	38,075
*IC Companys A.S.	464	14,214
Jeudan A.S.	397	30,154
*Jyske Bank A.S.	9,651	336,146
*NeuroSearch A.S.	5,722	100,590
NKT Holding A.S.	3,550	174,527
*Nordjyske Bank A.S.	2,430	41,862
*Norresundby Bank A.S.	518	15,790
Novo-Nordisk A.S. Sponsored ADR	3,172	272,887
Novozymes A.S. Series B	1,001	127,766
*Parken Sport & Entertainment A.S.	320	4,439
Per Aarsleff A.S. Series B	329	26,586
*Ringkjoebing Landbobank A.S.	603	62,878
Rockwool International A.S.	785	71,512
#*Royal Unibrew A.S.	400	13,987
*Satair A.S.	203	8,516
Schouw & Co. A.S.	1,401	30,715
SimCorp A.S.	230	38,242
*Sjaelso Gruppen A.S.	2,150	2,871
Solar Holdings A.S. Series B	757	51,274
*Spar Nord Bank A.S.	4,504	47,263
*Sydbank A.S.	10,430	259,646
Thrane & Thrane A.S.	1,149	34,752
Tivoli A.S.	8	4,725
*TK Development A.S.	8,499	36,646
*Topdanmark A.S.	1,240	153,241
*TopoTarget A.S.	55,970	36,210
*Torm A.S. ADR	5,100	40,545
Trygvesta A.S.	1,288	78,207
*Vestas Wind Systems A.S.	5,262	255,363
*Vestjysk Bank A.S.	568	8,041
*William Demant Holding A.S.	1,009	73,887

TOTAL DENMARK		5,841,319

1031

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FINLAND — (1.0%)
#Ahlstrom Oyj	3,248	$50,154
Alma Media Oyj	3,037	25,031
Amer Sports Oyj Series A	13,102	145,586
Aspo Oyj	2,372	21,338
Atria P.L.C.	2,101	30,934
#Cargotec Oyj Series B	5,752	206,460
*Cramo Oyj	5,767	101,502
*Elektrobit Corp. Oyj	5,993	7,659
Elisa Oyj	8,247	163,534
*Finnair Oyj	8,552	50,965
*Finnlines Oyj	2,556	31,313
Fiskars Oyj Abp Series A	4,822	82,366
Fortum Oyj	11,955	277,770
HKScan Oyj	5,207	55,601
Huhtamaki Oyj	9,316	116,062
KCI Konecranes Oyj	626	20,426
Kemira Oyj	10,602	142,144
Kesko Oyj	9,752	378,161
#Kone Oyj Series B	4,035	184,149
#Lassila & Tikanoja Oyj	2,267	39,581
Metso Corp. Oyj	12,903	508,698
Metso Corp. Oyj Sponsored ADR	200	7,920
*M-Real Oyj Series B	19,559	74,292
#Neste Oil Oyj	18,702	275,861
Nokia Oyj	1,780	16,762
Nokia Oyj Sponsored ADR	25,880	246,119
Nokian Renkaat Oyj	7,620	213,744
Olvi Oyj Series A	494	18,890
Oriola-KD Oyj Series B	7,702	38,723
Orion Oyj Series A	4,470	85,987
Orion Oyj Series B	5,607	108,251
#Outokumpu Oyj	16,062	266,403
#Outotec Oyj	1,629	57,599
PKC Group Oyj	103	1,586
Pohjola Bank P.L.C.	23,752	294,713
#Poyry Oyj	1,008	13,553
#Raisio P.L.C.	16,371	63,763
Ramirent Oyj	4,151	44,701
#*Rautaruukki Oyj Series K	9,334	180,093
Ruukki Group Oyj	27,736	60,004
Sampo Oyj	30,602	747,529
Sanoma Oyj	10,565	210,068
Stockmann Oyj Abp Series A	937	33,579
Stockmann Oyj Abp Series B	3,874	137,775
Stora Enso Oyj Series R	88,437	715,751
Stora Enso Oyj Sponsored ADR	1,800	14,580
Tieto Oyj	8,284	145,792
#*Tikkurila Oyj	2,650	56,117
UPM-Kymmene Oyj	75,540	1,096,225
UPM-Kymmene Oyj Sponsored ADR	1,300	18,915
#Uponor Oyj Series A	4,035	65,355
Vaisala Oyj Series A	958	24,025
#Wartsila Corp. Oyj Series B	8,066	424,767
Yit Oyj	14,981	328,122

TOTAL FINLAND		8,726,998

FRANCE — (5.4%)
*Accor SA	3,516	113,759
Aeroports de Paris SA	1,723	126,880
*Air France-KLM SA	20,257	302,171
Air Liquide SA	2,378	267,158

1032

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
#*Alcatel-Lucent SA	149,720	$447,183
*Alcatel-Lucent SA Sponsored ADR	65,400	194,892
Alstom SA	4,025	210,551
ALTEN SA	1,818	53,410
*Altran Technologies SA	17,751	72,774
April Group SA	389	10,083
Arkema SA	9,424	411,153
Assystem SA	2,109	32,686
#*Atari SA	8,198	39,567
*Atos Origin SA	9,680	415,496
AXA SA	17,490	321,116
AXA SA Sponsored ADR	62,400	1,151,280
*Beneteau SA	6,084	94,376
bioMerieux SA	420	42,656
BNP Paribas SA	45,460	3,107,541
Boiron SA	1,642	58,746
Bonduelle SA	223	19,130
Bongrain SA	654	48,554
#Bourbon SA	5,718	244,780
*Boursorama SA	1,906	21,462
Bouygues SA	15,155	639,611
*Bull SA	19,152	63,146
Bureau Veritas SA	1,575	95,132
Canal Plus SA	6,412	45,518
Capgemini SA	17,986	855,009
Carrefour SA	9,203	423,107
Casino Guichard Perrachon SA	5,110	445,248
*Cegedim SA	36	2,610
CEGID Group SA	2,221	61,728
Christian Dior SA	1,703	184,343
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	23,995	464,543
Cie Generale D’Optique Essilor Intenational SA	3,437	214,975
Ciments Francais SA	1,433	115,592
*Club Mediterranee SA	6,169	111,107
CNP Assurances SA	13,896	286,935
Compagnie de Saint-Gobain SA	34,156	1,453,709
*Compagnie Generale de Geophysique-Veritas SA	173	3,339
#Compagnie Generale des Establissements Michelin SA Series B	14,226	1,082,634
Credit Agricole SA	44,961	613,660
Danone SA	6,485	363,517
Dassault Systemes SA	1,913	124,314
Dassault Systemes SA ADR	614	40,186
Delachaux SA	781	48,824
#*Derichebourg SA	19,759	82,477
#*Edenred SA	3,516	61,855
EDF Energies Nouvelles SA	1,744	74,480
#Eiffage SA	4,125	207,968
Electricite de France SA	2,204	93,649
Eramet SA	647	178,854
Esso S.A.F.	381	48,879
Establissements Maurel et Prom SA	11,601	138,787
*Euler Hermes SA	4,126	327,337
*Euro Disney SCA	6,546	32,725
#*Eurofins Scientific SA	59	2,782
*European Aeronautic Defence & Space Co. SA	35,522	841,707
Eutelsat Communications SA	3,757	138,856
*Faiveley Transport SA	326	24,893
Fimalac SA	846	32,675
France Telecom SA	33,016	690,551
France Telecom SA Sponsored ADR	23,020	482,729
GDF Suez SA	58,270	1,931,556

1033

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Gemalto NV	10,578	$433,917
*GFI Informatique SA	8,022	30,206
GIFI SA	765	45,869
GL Events SA	2,371	65,891
Groupe Danone SA	600	6,750
*Groupe Eurotunnel SA	61,845	454,577
Groupe Steria SCA	2,525	68,478
Guerbet SA	123	12,513
Guyenne et Gascogne SA	964	96,262
Haulotte Group SA	1,837	17,904
Havas SA	39,552	191,532
Hermes International SA	896	153,575
Iliad SA	443	39,012
Imerys SA	5,014	291,093
*IMS International Metal Service SA	1,257	17,818
Ingenico SA	5,212	131,810
Ipsen SA	1,467	48,718
Ipsos SA	2,057	81,779
*JC Decaux SA	8,326	213,558
Korian SA	2,009	44,026
Lafarge SA	16,945	922,650
Lafarge SA Sponsored ADR	1,300	17,732
Lagardere SCA	18,963	698,178
Laurent-Perrier SA	320	28,472
LDC SA	204	20,007
Legrand SA	7,517	244,687
Lisi SA	592	34,916
L’Oreal SA	1,886	197,676
LVMH Moet Hennessy Louis Vuitton SA	3,079	375,205
M6 Metropole Television SA	5,638	124,943
*Manitou BF SA	1,145	19,114
Manutan International SA	734	40,046
*Meetic SA	2,868	81,474
#Mersen SA	2,263	83,341
*Natixis SA	126,742	675,164
Neopost SA	2,269	175,445
Nexans SA	3,935	266,768
#Nexity SA	4,173	139,819
Norbert Dentressangle SA	163	11,669
NRJ Group SA	4,409	36,139
Orpea SA	2,074	82,564
#PagesJaunes SA	11,583	128,294
#Pernod-Ricard SA	7,907	618,120
*Peugeot SA	24,676	731,701
Pierre & Vacances SA	480	31,752
Plastic Omnium SA	792	39,378
PPR SA	6,628	887,293
#Publicis Groupe SA	6,834	308,171
Publicis Groupe SA ADR	800	18,024
Rallye SA	3,094	109,674
#*Recylex SA	1,922	17,693
#Remy Cointreau SA	2,545	138,851
#*Renault SA	18,231	815,183
*Rexel SA	20,503	339,586
Rhodia SA	10,626	219,194
Rubis SA	1,448	127,029
*Sa des Ciments Vicat SA	1,785	120,795
Safran SA	22,547	608,372
Saft Groupe SA	1,829	62,632
Sanofi-Aventis SA	17,594	1,022,784
Sanofi-Aventis SA ADR	29,086	847,566

1034

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
*Sartorius Stedim Biotech SA	709	$29,921
Schneider Electric SA	15,365	1,768,498
SCOR SE	28,005	614,196
SEB SA	2,824	210,432
Seche Environnement SA	203	14,430
*Sechilienne SA	515	13,930
SeLoger.com SA	888	35,053
*Sequana SA	4,973	69,882
SES SA	7,157	176,730
Societe BIC SA	3,399	252,931
Societe Generale Paris SA	29,251	1,679,926
Societe Television Francaise 1 SA	14,703	233,806
Sodexo SA	2,674	168,359
#*Soitec SA	17,859	192,963
Somfy SA	147	29,459
*Sopra Group SA	746	52,976
Sperian Protection SA	401	60,146
#Stallergenes SA	820	57,747
Stef-TFE SA	523	27,192
STMicroelectronics NV	63,525	521,644
STMicroelectronics NV ADR	29,790	243,980
Sucriere de Pithiviers Le Vieil SA	19	16,382
Suez Environnement SA	5,676	105,604
*Sword Group SA	284	9,525
*Synergie SA	3,386	86,536
*Technicolor SA	11,564	60,756
Technip SA	10,020	667,017
Technip SA ADR	400	26,716
Teleperformance SA	7,005	177,439
Thales SA	9,999	337,660
#*Theolia SA	21,695	29,729
Total SA	8,644	436,363
Total SA Sponsored ADR	18,700	946,781
Toupargel Groupe SA	334	6,712
*Trigano SA	2,400	50,934
#*UbiSoft Entertainment SA	2,510	23,742
*Valeo SA	10,207	365,759
Vallourec SA	3,210	312,192
Veolia Environnement SA ADR	8,800	234,080
Viel et Compagnie SA	12,255	43,064
#Vilmorin & Cie SA	586	55,069
Vinci SA	8,785	425,258
Virbac SA	447	53,900
Vivendi SA	57,454	1,378,046
Zodiac Aerospace SA	6,425	361,798

TOTAL FRANCE		47,517,603

GERMANY — (4.2%)
*Aareal Bank AG	9,618	201,413
Adidas-Salomon AG	7,697	417,508
*ADVA AG Optical Networking	2,080	12,800
#*Air Berlin P.L.C.	7,620	35,721
#Aixtron AG	4,185	125,236
Allianz SE	16,512	1,908,929
Allianz SE Sponsored ADR	69,550	808,171
Asian Bamboo AG	227	9,324
Augusta Technologie AG	3,720	62,956
Aurubis AG	4,501	204,561
Axel Springer AG	1,235	147,995
BASF SE	9,974	580,625
BASF SE Sponsored ADR	1,000	58,500

1035

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CONTINUED

	Shares	Value††

GERMANY — (Continued)
Bauer AG	1,096	$45,161
Bayer AG	9,897	569,637
Bayer AG Sponsored ADR	200	11,530
Bayerische Motoren Werke AG	25,204	1,356,627
BayWa AG	1,305	47,750
Bechtle AG	1,781	51,352
Beiersdorf AG	1,420	84,380
Bertrandt AG	946	42,094
Bilfinger Berger AG	5,987	342,166
Biotest AG	355	14,840
Carl Zeiss Meditec AG	2,626	40,587
Celesio AG	11,249	263,134
*Centrotec Sustainable AG	2,715	49,151
#*Centrotherm Photovoltaics AG	552	22,384
Cewe Color Holding AG	458	14,709
Comdirect Bank AG	3,278	30,067
#*Commerzbank AG	58,948	533,629
CompuGroup Medical AG	1,550	16,354
*CropEnergies AG	3,089	14,865
CTS Eventim AG	1,199	60,819
*Curanum AG	391	1,250
DAB Bank AG	1,539	8,368
*Daimler AG (5529027)	6,417	344,774
*Daimler AG (D1668R123)	25,800	1,394,490
*Demag Cranes AG	2,535	90,982
Deutsche Bank AG (5750355)	3,806	265,759
Deutsche Bank AG (D18190898)	26,700	1,875,408
*Deutsche Beteiligungs AG	303	6,882
Deutsche Boerse AG	2,406	169,058
*Deutsche Lufthansa AG	35,719	582,530
Deutsche Post AG	57,416	1,000,425
#*Deutsche Postbank AG	14,644	468,075
Deutsche Telekom AG	42,984	577,282
Deutsche Telekom AG Sponsored ADR	104,159	1,393,647
*Deutz AG	8,970	54,207
Douglas Holding AG	3,531	159,828
Drillisch AG	6,873	41,806
*Duerr AG	2,774	76,227
DVB Bank SE	433	14,044
*E.ON AG	93,334	2,795,905
E.ON AG Sponsored ADR	3,600	107,460
*Elmos Semiconductor AG	1,781	19,061
ElreingKlinger AG	4,474	120,347
#*Evotec AG	35,662	91,957
Fielmann AG	537	42,234
Fraport AG	5,583	290,235
*Freenet AG	11,051	117,745
Fresenius Medical Care AG & Co KGaA ADR	2,100	114,828
Fresenius SE (4352097)	1,852	129,528
Fresenius SE (4568946)	3,446	244,981
Fuchs Petrolub AG	579	55,489
GEA Group AG	18,357	411,970
Generali Deutschland Holding AG	4,368	523,318
*Gerresheimer AG	3,158	115,700
Gesco AG	186	10,681
GFK SE	1,219	45,829
#Gildemeister AG	13,778	192,873
Grenkeleasing AG	1,850	84,236
Hannover Rueckversicherung AG	10,434	502,589
#*Heidelberger Druckmaschinen AG	16,359	161,319
Heidelberger Zement AG	12,910	654,225

1036

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CONTINUED

	Shares	Value††

GERMANY — (Continued)
Henkel AG & Co. KGaA	4,418	$183,252
Hochtief AG	4,969	321,454
*Homag Group AG	1,385	24,786
Indus Holding AG	1,275	28,786
*Infineon Technologies AG	61,111	412,763
*Infineon Technologies AG ADR	55,013	372,988
*IVG Immobilien AG	19,649	136,566
*Jenoptik AG	7,769	44,159
K&S AG	3,614	192,414
*Kloeckner & Co. SE	8,296	173,669
*Koenig & Bauer AG	317	6,045
Kontron AG	8,120	64,838
*Krones AG	1,893	107,369
*Kuka AG	4,421	68,886
KWS Saat AG	271	42,772
Lanxess AG	11,046	534,454
#*Leoni AG	5,543	166,430
Linde AG	8,023	938,668
MAN SE	9,748	909,247
*Manz Automation AG	532	37,546
*Medigene AG	5,234	19,377
Medion AG	2,347	28,262
*Merck KGaA	3,250	289,637
Metro AG	3,728	207,111
#MLP AG	9,812	102,625
*Morphosys AG	1,401	28,929
MTU Aero Engines Holding AG	3,208	187,171
Munchener Rueckversicherungs-Gesellschaft AG	10,150	1,408,455
MVV Energie AG	1,073	43,331
*Nordex SE	2,832	29,087
Pfeiffer Vacuum Technology AG	447	34,973
#*Pfleiderer AG	3,051	18,691
*PNE Wind AG	14,369	37,971
Porsche Automobil Holding SE	6,958	353,918
Praktiker Bau-und Heimwerkermaerkte Holding AG	8,813	70,063
Puma AG Rudolf Dassler Sport	494	145,079
PVA TePla AG	589	3,378
#*Q-Cells SE	9,332	71,089
*QIAGEN NV	9,689	180,053
*QSC AG	23,436	43,502
Rheinmetall AG	3,848	232,058
Rhoen-Klinikum AG	14,321	327,861
*Roth & Rau AG	1,536	51,114
RWE AG	3,317	234,405
Salzgitter AG	6,152	412,652
SAP AG Sponsored ADR	6,000	275,220
#*SGL Carbon SE	5,787	200,642
Siemens AG	821	80,278
Siemens AG Sponsored ADR	9,500	925,205
#*Singulus Technologies AG	9,171	51,209
Sixt AG	1,860	48,205
*SKW Stahl-Metallurgie Holding AG	907	18,468
#*Sky Deutschland AG	49,024	89,309
SMA Solar Technology AG	295	36,494
Software AG	1,050	117,212
#*Solar Millennium AG	1,871	52,290
#Solarworld AG	7,777	106,025
#*Solon SE	2,041	10,712
Stada Arzneimittel AG	5,789	187,722
#Suedzucker AG	9,415	182,617
*Sunways AG	1,022	8,202

1037

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*Suss Microtec AG	6,672	$38,003
Symrise AG	8,140	202,492
*TAG Immobilien AG	380	2,262
Takkt AG	897	10,204
ThyssenKrupp AG	26,367	784,193
Tognum AG	2,199	43,954
#*TUI AG	23,987	249,986
#United Internet AG	6,740	83,536
*Verbio AG	3,646	14,528
*Versatel AG	1,678	10,242
Vossloh AG	776	77,653
VTG AG	1,454	23,283
Wacker Chemie AG	616	99,552
*Wacker Neuson SE	4,113	60,902
Wincor Nixdorf AG	1,491	83,962
#Wirecard AG	5,551	59,541
Zhongde Waste Technology AG	1,482	26,054

TOTAL GERMANY		37,130,568

GREECE — (0.5%)
*Agricultural Bank of Greece S.A.	33,348	53,000
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	56,447	165,974
*Alpha Bank A.E.	66,010	501,605
*Anek Lines S.A.	15,471	7,052
*Attica Bank S.A.	23,070	43,039
Bank of Cyprus Public Co., Ltd. S.A.	21,598	116,049
Bank of Greece S.A.	1,841	80,906
Coca-Cola Hellenic Bottling Co. S.A.	126	2,971
Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	326,471
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	7,552	11,741
*EFG Eurobank Ergasias S.A.	44,121	339,670
Ellaktor S.A.	14,109	63,279
*Emporiki Bank of Greece S.A.	1,191	4,015
EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	21,338
*Folli-Follie S.A.	2,270	52,948
*Forthnet S.A.	39,875	41,642
Fourlis Holdings S.A.	6,492	67,567
*Frigoglass S.A.	7,802	92,171
GEK Terna S.A.	4,800	29,344
*Geniki Bank S.A.	69,600	39,023
Hellenic Exchanges S.A.	10,897	78,847
Hellenic Petroleum S.A.	17,587	138,105
*Hellenic Telecommunication Organization Co. S.A.	9,540	77,796
*Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	66,049
*Heracles General Cement Co. S.A.	444	2,810
Iaso S.A.	3,671	10,835
*Intracom Holdings S.A.	3,021	3,038
Intralot SA-Integrated Lottery Systems & Services S.A.	7,507	33,293
*J&P-Avax S.A.	816	1,713
*JUMBO S.A.	11,015	87,655
*Marfin Investment Group S.A.	92,876	144,225
Marfin Popular Bank Public Co., Ltd. S.A.	11,799	27,861
Metka S.A.	2,172	25,740
*Michaniki S.A.	7,913	6,910
Motor Oil (Hellas) Corinth Refineries S.A.	3,877	44,474
*Mytilineos Holdings S.A.	11,980	74,517
*National Bank of Greece S.A.	12,876	188,019
National Bank of Greece S.A. ADR	141,183	409,431
OPAP S.A.	8,135	120,403
*Piraeus Bank S.A.	49,175	325,346
Piraeus Port Authority S.A.	2,736	53,580

1038

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

GREECE — (Continued)
*Proton Bank S.A.	2,550	$3,561
*Public Power Corp. S.A.	7,236	115,120
S&B Industrial Minerals S.A.	2,600	16,083
*Sidenor Steel Products Manufacturing Co. S.A.	3,000	11,523
Teletypos S.A. Mega Channel	1,702	7,253
Terna Energy S.A.	3,289	16,203
Titan Cement Co. S.A.	7,464	160,382
*TT Hellenic Postbank S.A.	19,848	114,923
Viohalco S.A.	11,493	67,611

TOTAL GREECE		4,493,111

HONG KONG — (1.6%)
*AAC Acoustic Technologies Holdings, Inc.	54,000	96,047
Allied Group, Ltd.	4,000	13,662
Allied Properties, Ltd.	636,068	128,714
*Apac Resources, Ltd.	520,000	31,855
Asia Satellite Telecommunications Holdings, Ltd.	39,000	60,059
ASM Pacific Technology, Ltd.	7,400	67,521
*Associated International Hotels, Ltd.	20,000	42,255
Bank of East Asia, Ltd.	81,598	321,007
*Beijing Development HK, Ltd.	48,000	9,654
*Beijing Enterprises Water Group, Ltd.	46,000	15,173
BOC Hong Kong (Holdings), Ltd.	55,000	141,418
C C Land Holdings, Ltd.	243,000	99,819
Cafe de Coral Holdings, Ltd.	24,000	57,713
*Capital Estate, Ltd.	50,000	2,248
Cathay Pacific Airways, Ltd.	97,000	216,036
Century City International, Ltd.	196,000	15,427
Cheung Kong Holdings, Ltd.	59,000	712,463
Cheung Kong Infrastructure Holdings, Ltd.	25,000	93,694
Chevalier International Holdings, Ltd.	32,000	34,357
Chevalier Pacific Holdings, Ltd.	110,000	9,072
*China Energy Development Holdings, Ltd.	552,000	28,847
China Metal International Holdings, Ltd.	190,000	48,696
China Motion Telecom International, Ltd.	947,000	20,535
*China Solar Energy Holdings, Ltd.	910,000	26,129
#*China WindPower Group, Ltd.	1,450,000	145,829
*China Yunnan Tin Minerals Group, Ltd.	412,000	5,359
Chong Hing Bank, Ltd.	28,000	63,460
Chow Sang Sang Holdings, Ltd.	48,000	95,006
Chu Kong Shipping Development, Ltd.	132,000	34,337
*CK Life Sciences International Holdings, Inc.	430,000	25,726
CLP Holdings, Ltd.	22,500	166,119
Cross-Harbour Holdings, Ltd. (The)	40,000	33,579
CSI Properties, Ltd.	760,000	17,139
*CST Mining Group, Ltd.	1,120,000	24,725
Dah Chong Hong Holdings, Ltd.	41,000	28,864
*Dah Sing Banking Group, Ltd.	56,400	82,905
*Dah Sing Financial Holdings, Ltd.	22,800	139,532
Dawnrays Pharmaceutical Holdings, Ltd.	56,000	16,389
Dickson Concepts International, Ltd.	13,500	10,261
Eagle Nice (International) Holdings, Ltd.	42,000	12,072
Emperor International Holdings, Ltd.	152,000	36,185
*ENM Holdings, Ltd.	428,000	40,308
*EPI Holdings, Ltd.	2,060,000	27,820
Esprit Holdings, Ltd.	15,988	100,682
*eSun Holdings, Ltd.	282,000	38,624
Far East Consortium International, Ltd.	129,000	37,745
First Pacific Co., Ltd.	230,400	165,425
#*Foxconn International Holdings, Ltd.	217,000	152,795
Fubon Bank Hong Kong, Ltd.	76,000	34,501

1039

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CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*Galaxy Entertainment Group, Ltd.	564,000	$376,830
*Genting Hong Kong, Ltd.	281,000	68,136
Get Nice Holdings, Ltd.	486,000	30,070
Giordano International, Ltd.	98,000	50,599
Global Sweeteners Holdings, Ltd.	110,000	20,992
Glorious Sun Enterprises, Ltd.	170,000	64,433
Gold Peak Industries Holding, Ltd.	262,000	35,755
*Golden Resorts Group, Ltd.	414,000	18,161
*Goldin Properties Holdings, Ltd.	42,000	19,396
Great Eagle Holdings, Ltd.	34,924	91,435
*G-Resources Group, Ltd.	1,062,000	54,825
Hang Lung Group, Ltd.	61,000	358,274
Hang Lung Properties, Ltd.	37,000	153,676
Hang Seng Bank, Ltd.	5,800	80,397
Hannstar Board International Holdings, Ltd.	120,000	26,330
Harbour Centre Development, Ltd.	14,000	15,295
Henderson Investment, Ltd.	602,000	51,984
Henderson Land Development Co., Ltd.	51,000	317,573
HKR International, Ltd.	186,400	79,567
Hon Kwok Land Investment Co., Ltd.	20,000	6,833
Hong Kong & China Gas Co., Ltd.	27,100	67,771
Hong Kong & Shanghai Hotels, Ltd.	52,000	82,698
Hong Kong Aircraft Engineering Co., Ltd.	3,200	43,140
Hong Kong Electric Holdings, Ltd.	17,000	103,086
*Hong Kong Energy Holdings, Ltd.	3,598	298
Hong Kong Exchanges & Clearing, Ltd.	8,400	138,012
*Hong Kong Ferry Holdings, Ltd.	27,000	24,069
Hopewell Holdings, Ltd.	89,000	281,348
Hung Hing Printing Group, Ltd.	12,000	3,945
*Huscoke Resources Holdings, Ltd.	568,000	28,962
*Hutchison Harbour Ring, Ltd.	440,000	40,338
Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	41,691
Hutchison Whampoa, Ltd.	89,000	586,590
*I-Cable Communications, Ltd.	157,000	20,622
Industrial & Commercial Bank of China Asia, Ltd.	69,103	205,063
*IT, Ltd.	158,000	56,763
*Jackin International Holdings, Ltd.	224,000	11,824
#*Johnson Electric Holdings, Ltd.	324,500	153,047
K Wah International Holdings, Ltd.	88,000	32,613
Kerry Properties, Ltd.	64,500	323,568
*Ko Yo Ecological Agrotech Group, Ltd.	40,000	709
Kowloon Development Co., Ltd.	26,000	28,508
Le Saunda Holdings, Ltd.	126,000	51,469
Li & Fung, Ltd.	32,000	147,663
Lifestyle International Holdings, Ltd.	29,000	60,506
#Lijun International Pharmaceutical Holding, Ltd.	245,000	75,621
*Lippo China Resources, Ltd.	208,000	5,266
Lippo, Ltd.	32,000	9,980
Luks Industrial Group, Ltd.	24,000	9,567
Lung Kee (Bermuda) Holdings, Ltd.	40,000	22,257
#*Melco International Development, Ltd.	161,000	67,019
Midland Holdings, Ltd.	60,000	56,529
*Ming Fung Jewellery Group, Ltd.	770,000	50,811
Miramar Hotel & Investment Co., Ltd.	9,000	9,053
*Mongolia Energy Corp., Ltd.	260,000	98,295
MTR Corp., Ltd.	43,147	152,013
Neo-Neon Holdings, Ltd.	96,000	56,002
*New Times Energy Corp, Ltd.	462,000	15,203
New World Development Co., Ltd.	216,126	386,453
Newocean Green Energy Holdings, Ltd.	194,000	31,523
*Next Media, Ltd.	290,000	41,547

1040

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CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*North Asia Resources Holdings, Ltd.	80,000	$13,737
NWS Holdings, Ltd.	97,096	181,237
*Orient Overseas International, Ltd.	28,000	218,957
#*Pacific Andes International Holdings, Ltd.	689,947	116,689
Pacific Basin Shipping, Ltd.	232,000	176,548
Pacific Century Premium Developments, Ltd.	243,000	44,087
Paliburg Holdings, Ltd.	130,000	48,945
PCCW, Ltd.	373,000	114,749
Pico Far East Holdings, Ltd.	56,000	9,913
Polytec Asset Holdings, Ltd.	205,000	37,497
Public Financial Holdings, Ltd.	72,000	41,085
*PYI Corp., Ltd.	766,000	25,166
Regal Hotels International Holdings, Ltd.	172,000	66,937
*Samling Global, Ltd.	168,000	13,886
Sea Holdings, Ltd.	90,000	46,373
Shangri-La Asia, Ltd.	158,000	321,182
Shougang Concord Century Holdings, Ltd.	184,000	19,218
*Shougang Concord Technology Holdings, Ltd.	340,000	20,174
Shui On Construction & Materials, Ltd.	22,000	27,423
Shun Tak Holdings, Ltd.	180,000	101,920
Sing Tao News Corp, Ltd.	58,000	14,953
*Singamas Container Holdings, Ltd.	424,000	89,650
*Sino Gas Group, Ltd.	750,000	33,779
Sino Land Co., Ltd.	120,805	228,833
Smartone Telecommunications Holdings, Ltd.	52,000	53,926
Solomon Systech International, Ltd.	378,000	29,215
South China (China), Ltd.	464,000	34,230
Stella International Holdings, Ltd.	36,500	70,048
Sun Hung Kai & Co., Ltd.	52,000	33,751
Sun Hung Kai Properties, Ltd.	46,000	675,622
*Superb Summit International Timber Co., Ltd.	500,000	17,390
*Sustainable Forest Holdings, Ltd.	337,500	19,608
Tai Cheung Holdings, Ltd.	94,000	62,151
Tan Chong International, Ltd.	24,000	6,152
Techtronic Industries Co., Ltd.	142,000	118,228
Television Broadcasts, Ltd.	9,000	41,763
Texhong Textile Group, Ltd.	92,000	56,741
Texwinca Holdings, Ltd.	24,000	24,579
*Tom Group, Ltd.	60,000	5,014
Tongda Group Holdings, Ltd.	530,000	20,898
*Town Health International Investments, Ltd.	84,000	12,604
Towngas China Co., Ltd.	97,000	38,125
Transport International Holdings, Ltd.	27,600	86,037
#United Laboratories International Holdings, Ltd. (The)	102,000	158,019
*United Power Investment, Ltd.	488,000	15,743
Vedan International Holdings, Ltd.	164,000	17,584
*Victory City International Holdings, Ltd.	258,000	54,150
Vitasoy International Holdings, Ltd.	80,000	62,494
*Vongroup, Ltd.	815,000	9,566
*VST Holdings, Ltd.	108,000	34,513
Vtech Holdings, Ltd.	7,000	74,729
Wharf Holdings, Ltd.	85,000	465,132
Wheelock & Co., Ltd.	73,000	225,812
Wing Hang Bank, Ltd.	11,000	118,924
Wing On Co. International, Ltd.	32,000	55,986
Wing Tai Properties, Ltd.	140,000	41,818
Winsor Properties Holdings, Ltd.	2,000	3,060
*Winteam Pharmaceutical Group, Ltd.	2,000	283
Xinyi Glass Holding Co., Ltd.	100,000	45,220
Yue Yuen Industrial (Holdings), Ltd.	34,500	111,793

TOTAL HONG KONG		14,283,637

1041

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	Shares	Value††

HUNGARY — (0.1%)
Egis Gyogyszergyar NYRT	445	$42,920
#*FHB Mortgage Bank NYRT	6,244	33,819
Magyar Telekom Telecommunications P.L.C.	1,876	5,802
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	74,208
*MOL Hungarian Oil & Gas P.L.C.	3,708	333,485
#*OTP Bank NYRT	16,257	390,417
*PannErgy P.L.C.	10,773	39,701
Richter Gedeon NYRT	1,592	324,808

TOTAL HUNGARY		1,245,160

INDIA — (2.6%)
Aban Offshore, Ltd.	770	14,485
*ABG Shipyard, Ltd.	7,485	38,491
ACC, Ltd.	7,831	140,641
Adani Enterprises, Ltd.	14,156	178,364
*Aditya Birla Nuvo, Ltd.	4,026	67,183
*Akzo Nobel India, Ltd.	399	7,473
Allahabad Bank, Ltd.	40,781	169,070
*Alok Industries, Ltd.	90,000	39,777
Ambuja Cements, Ltd.	81,727	207,353
Amtek Auto, Ltd.	10,557	42,489
*Anant Raj Industries, Ltd.	13,615	35,215
Andhra Bank	18,523	57,240
*Ansal Properties & Infrastructure, Ltd.	17,640	30,544
*Apollo Hospitals Enterprise, Ltd.	4,661	78,856
*Apollo Tyres, Ltd.	25,736	35,438
*Ashok Leyland, Ltd.	54,551	83,415
Asian Paints, Ltd.	1,564	87,512
Aurobindo Pharma, Ltd.	11,573	243,180
Aventis Pharma, Ltd.	1,238	49,836
Axis Bank, Ltd.	13,737	399,572
Bajaj Auto, Ltd.	1,783	103,275
Bajaj Finserv, Ltd.	5,045	46,935
Bajaj Hindusthan, Ltd.	26,733	66,681
Bajaj Holdings & Investment, Ltd.	4,907	76,517
Balrampur Chini Mills, Ltd.	21,074	37,788
Bank of Baroda	10,597	172,506
*Bank of India	16,169	143,399
*BEML, Ltd.	2,355	51,683
Berger Paints India, Ltd.	26,560	44,475
Bharat Electronics, Ltd.	2,636	102,880
*Bharat Forge, Ltd.	7,097	50,091
Bharat Heavy Electricals, Ltd.	2,047	107,796
*Bharat Petroleum Corp., Ltd.	3,844	53,199
Bharti Airtel, Ltd.	10,642	70,639
*Bhushan Steel, Ltd.	3,077	103,467
*Biocon, Ltd.	8,934	59,686
Birla Corp., Ltd.	4,033	31,847
*Bombay Rayon Fashions, Ltd.	8,261	47,085
Bosch, Ltd.	584	71,210
*Britannia Industries, Ltd.	250	10,619
Cadila Healthcare, Ltd.	8,226	112,619
*Cairn India, Ltd.	18,573	134,434
Canara Bank	13,415	138,721
Carborundum Universal, Ltd.	2,150	9,824
*Central Bank Of India	12,041	43,494
*Century Plyboards India, Ltd.	598	762
*Century Textiles & Industries, Ltd.	2,887	27,899
CESC, Ltd.	5,246	44,637
*Chambal Fertilizers & Chemicals, Ltd.	26,495	37,948
Cipla, Ltd.	7,837	55,213

1042

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CONTINUED

	Shares	Value††

INDIA — (Continued)
Colgate-Palmolive (India), Ltd.	3,054	$55,547
*Container Corp. Of India	2,331	68,912
*Core Projects & Technologies, Ltd.	9,143	52,199
Coromandel International, Ltd.	2,399	28,075
Corp. Bank	9,596	118,505
Cummins India, Ltd.	4,800	65,891
Dabur India, Ltd.	15,424	65,772
Deccan Chronicle Holdings, Ltd.	9,319	26,957
*Dena Bank	12,195	26,058
*Dewan Housing Finance Corp., Ltd.	2,537	15,118
*Dish TV (India), Ltd.	44,632	42,805
*Divi‘s Laboratories, Ltd.	2,878	46,527
*DLF, Ltd.	10,494	68,422
#Dr Reddy‘s Laboratories, Ltd. ADR	11,410	329,863
E.I.D. - Parry (India), Ltd.	3,826	31,876
EIH, Ltd.	13,193	36,409
*Era Infra Engineering, Ltd.	7,211	32,909
Escorts, Ltd.	9,996	42,413
*Essar Oil, Ltd.	19,984	55,400
*Essar Shipping Ports & Logistics, Ltd.	15,579	28,804
*Everest Kanto Cylinder, Ltd.	14,089	35,709
Exide Industries, Ltd.	31,311	98,278
*Federal Bank, Ltd.	19,315	144,630
Financial Technologies (India), Ltd.	5,078	134,039
*Fortis Healthcare, Ltd.	10,077	33,811
GAIL India, Ltd.	13,688	129,465
*Gammon India, Ltd.	10,776	50,295
*Gammon Infrastructure Projects, Ltd.	12,199	6,606
Gateway Distriparks, Ltd.	8,076	19,062
GlaxoSmithKline Pharmaceuticals, Ltd.	1,552	67,542
Glenmark Pharmaceuticals, Ltd.	11,592	67,500
*GMR Infrastructure, Ltd.	58,488	72,003
Godrej Industries, Ltd.	7,430	30,575
Grasim Industries, Ltd.	5,183	204,529
*Great Eastern Shipping Co., Ltd.	13,008	80,713
*Great Offshore, Ltd.	1,422	12,466
Greaves Cotton, Ltd.	355	2,606
*GTL, Ltd.	10,152	93,460
*Gujarat Alkalies & Chemicals, Ltd.	772	2,117
Gujarat Fluorochemicals, Ltd.	412	1,778
Gujarat Gas Co., Ltd.	6,039	39,995
*Gujarat Mineral Development Corp., Ltd.	12,483	32,567
Gujarat State Petronet, Ltd.	28,545	65,564
*GVK Power & Infrastructure, Ltd.	63,703	59,916
*H.E.G., Ltd.	164	1,085
HCL Infosystems, Ltd.	22,200	49,099
HCL Technologies, Ltd.	17,304	146,748
HDFC Bank, Ltd.	7,600	351,820
HDFC Bank, Ltd. ADR	400	65,832
Hero Honda Motors, Ltd. Series B	2,207	86,515
Hexaware Technologies, Ltd.	17,183	30,474
*Himadri Chemicals & Industries, Ltd.	2,176	24,859
*Hindalco Industries, Ltd.	72,222	250,712
Hindustan Construction Co., Ltd.	19,765	57,127
*Hindustan Petroleum Corp, Ltd.	9,241	86,263
Hindustan Unilever, Ltd.	7,107	38,558
Honeywell Automation India, Ltd.	710	43,118
*Housing Development & Infrastructure, Ltd.	15,786	90,962
*HT Media, Ltd.	11,369	38,542
ICICI Bank, Ltd.	9,160	180,163
ICICI Bank, Ltd. Sponsored ADR	13,043	507,503

1043

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

INDIA — (Continued)
*ICSA (India), Ltd.	5,041	$14,440
*IDBI Bank, Ltd.	42,786	110,062
*Idea Cellular, Ltd.	107,650	163,183
*IFCI, Ltd.	20,472	27,691
*India Cements, Ltd.	31,135	71,835
India Infoline, Ltd.	15,429	30,333
Indiabulls Financial Services, Ltd.	18,260	62,193
*Indiabulls Real Estate, Ltd.	29,827	105,469
*Indian Bank	10,674	51,662
*Indian Hotels Co., Ltd.	57,658	123,507
*Indian Oil Corp., Ltd.	5,029	39,219
Indian Overseas Bank	27,161	67,167
IndusInd Bank, Ltd.	51,899	228,878
Infosys Technologies, Ltd.	5,251	316,252
Infotech Enterprises, Ltd.	1,202	4,324
Infrastructure Development Finance Co., Ltd.	92,073	370,346
ING Vysya Bank, Ltd.	7,120	53,661
IRB Infrastructure Developers, Ltd.	12,168	77,105
ITC, Ltd.	9,705	64,709
*IVRCL Infrastructures & Projects, Ltd.	33,942	126,678
*Jagran Prakashan, Ltd.	14,570	38,116
Jain Irrigation Systems, Ltd.	5,900	157,325
Jaiprakash Associates, Ltd.	89,340	228,517
*Jaiprakash Power Ventures, Ltd.	27,569	41,607
*Jammu & Kashmir Bank, Ltd.	3,114	51,857
*Jet Airways (India), Ltd.	3,135	46,089
*Jindal Saw, Ltd.	26,565	112,621
*Jindal South West Holdings, Ltd.	599	22,739
Jindal Steel & Power, Ltd.	7,578	102,037
*JK Tyre & Industries, Ltd.	2,034	7,202
*JM Financial, Ltd.	45,037	32,317
*JSL Stainless, Ltd.	282	632
JSW Steel, Ltd.	15,143	365,698
*Jubilant Organosys, Ltd.	5,040	38,769
*Kalpataru Power Transmission, Ltd.	249	5,399
*Karnataka Bank, Ltd.	18,000	65,958
*Kotak Mahindra Bank, Ltd.	10,522	175,136
*KS Oils, Ltd.	47,190	53,285
*KSK Energy Ventures, Ltd.	14,031	48,167
*Lanco Infratech, Ltd.	138,520	199,238
Larsen & Toubro, Ltd.	3,980	154,524
*LIC Housing Finance, Ltd.	8,455	207,474
Lupin, Ltd.	2,460	99,680
*Madhucon Projects, Ltd.	339	1,122
Madras Cements, Ltd.	15,000	33,137
Mahanagar Telephone Nigam, Ltd.	21,492	31,321
*Maharashtra Seamless, Ltd.	6,338	54,949
Mahindra & Mahindra Financial Services, Ltd.	7,688	94,029
Mahindra & Mahindra, Ltd.	43,000	614,160
*Mahindra Lifespace Developers, Ltd.	3,460	35,447
Mangalore Refinery & Petrochemicals, Ltd.	28,382	46,792
Maruti Suzuki India, Ltd.	5,785	149,644
*MAX India, Ltd.	8,840	29,448
*Maytas Infra, Ltd.	9,585	43,028
*McLeod Russel India, Ltd.	5,519	26,554
*Mercator Lines, Ltd.	25,374	25,419
*MindTree, Ltd.	1,785	20,502
*Monnet Ispat, Ltd.	3,882	37,326
*Moser Baer (India), Ltd.	17,173	23,902
Motherson Sumi Systems, Ltd.	12,642	45,880
Mphasis, Ltd.	7,290	93,075

1044

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CONTINUED

	Shares	Value††

INDIA — (Continued)
MRF, Ltd.	248	$39,195
*Mundra Port & Special Economic Zone, Ltd.	3,044	47,640
*Nagarjuna Construction Co., Ltd.	31,522	117,027
*Nagarjuna Fertilizers & Chemicals, Ltd.	62,774	41,273
National Aluminium Co., Ltd.	14,681	133,788
*Nava Bharat Ventures, Ltd.	1,957	16,919
*Nectar Lifesciences, Ltd.	1,127	853
NIIT Technologies, Ltd.	6,924	26,856
Nirma, Ltd.	7,344	31,820
*Noida Toll Bridge Co., Ltd.	13,172	8,913
NTPC, Ltd.	9,275	39,731
*Oil & Natural Gas Corp, Ltd.	1,475	39,573
Opto Circuits India, Ltd.	5,084	30,130
*Oracle Financial Services Software, Ltd.	2,009	91,381
*Orient Paper & Industries, Ltd.	3,051	3,538
Oriental Bank of Commerce	9,651	83,971
Pantaloon Retail India, Ltd.	8,932	88,718
Patni Computer Systems, Ltd. ADR	5,245	115,757
*Peninsula Land, Ltd.	10,444	15,433
Petronet LNG, Ltd.	34,000	66,358
Pidilite Industries, Ltd.	11,464	33,693
Piramal Healthcare, Ltd.	5,363	55,929
Power Finance Corp, Ltd.	49,470	339,937
*PTC India, Ltd.	36,592	87,109
*Punj Lloyd, Ltd.	25,367	69,459
*Punjab National Bank, Ltd.	1,815	41,924
*Ranbaxy Laboratories, Ltd.	11,207	108,768
*Raymond, Ltd.	6,963	34,664
*Reliance Capital, Ltd.	14,061	238,445
Reliance Communications, Ltd.	45,116	174,050
Reliance Energy, Ltd.	1,686	40,378
Reliance Industries, Ltd.	50,666	1,104,248
*Reliance Natural Resources, Ltd.	24,709	22,119
*Reliance Power, Ltd.	57,536	203,456
Rolta India, Ltd.	21,070	77,065
*Ruchi Soya Industries, Ltd.	16,055	35,303
*Rural Electrification Corp, Ltd.	13,757	90,141
*S.Kumars Nationwide, Ltd.	39,329	71,259
*Samruddhi Cement, Ltd.	5,183	53,232
*Satyam Computer Services, Ltd.	31,609	59,097
Sesa Goa, Ltd.	34,032	266,040
*Shipping Corp. of India, Ltd.	15,227	53,209
Shree Cement, Ltd.	1,212	47,135
*Shree Renuka Sugars, Ltd.	25,343	34,637
Shriram Transport Finance Co., Ltd.	5,674	80,883
Siemens India, Ltd.	8,842	133,548
Sobha Developers, Ltd.	5,557	40,186
*South Indian Bank, Ltd.	10,034	41,596
*SREI Infrastructure Finance, Ltd.	10,299	18,294
SRF, Ltd.	8,369	43,153
*State Bank of India	2,586	139,955
Steel Authority of India, Ltd.	15,281	67,332
Sterling Biotech, Ltd.	11,381	26,251
Sterlite Industries (India), Ltd. ADR	2,900	43,819
Sterlite Industries (India), Ltd. Series A	34,844	131,670
Sun Pharmaceuticals Industries, Ltd.	2,778	106,131
Sun TV Network, Ltd.	7,669	75,299
*Suzlon Energy, Ltd.	74,803	91,315
Syndicate Bank	33,071	74,908
*Tata Chemicals, Ltd.	4,649	33,792
*Tata Communications, Ltd. ADR	5,100	60,639

1045

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CONTINUED

	Shares	Value††

INDIA — (Continued)
Tata Consultancy Services, Ltd.	4,166	$75,751
*Tata Motors, Ltd.	27,150	495,675
Tata Motors, Ltd. Sponsored ADR	2,000	37,820
Tata Power Co., Ltd.	1,615	46,002
Tata Steel, Ltd.	22,467	261,030
*Tata Tea, Ltd.	54,530	136,652
*Tata Teleservices Maharashtra, Ltd.	58,119	28,252
*Tech Mahindra, Ltd.	3,035	45,849
*Timken India, Ltd.	1,690	4,918
Titan Industries, Ltd.	1,616	97,671
Torrent Pharmaceuticals, Ltd.	243	2,966
*Torrent Power, Ltd.	10,757	80,281
Transport Corp of India, Ltd.	394	1,128
*Trent, Ltd.	100	1,976
Triveni Engineering & Industries, Ltd.	19,714	44,156
TVS Motor Co., Ltd.	17,318	51,952
Ultratech Cement, Ltd.	3,934	73,360
Union Bank of India	13,224	90,359
Unitech, Ltd.	126,257	222,211
*United Phosphorus, Ltd.	26,764	106,396
United Spirits, Ltd.	1,255	37,619
*Usha Martin, Ltd.	19,377	34,691
*UTV Software Communications, Ltd.	3,864	38,815
Videocon Industries, Ltd.	10,107	46,123
*Voltamp Transformers, Ltd.	360	7,936
Voltas, Ltd.	27,567	126,557
Welspun Corp., Ltd.	15,250	81,657
Wipro, Ltd.	15,238	135,607
Yes Bank, Ltd.	13,958	88,954
Zee Entertainment Enterprises, Ltd.	20,176	128,897
Zensar Technologies, Ltd.	11,134	42,030

TOTAL INDIA		22,867,600

INDONESIA — (0.8%)
PT Adaro Energy Tbk	256,500	57,521
PT AKR Corporindo Tbk	357,000	47,560
PT Aneka Tambang Tbk	338,000	79,636
PT Astra Agro Lestari Tbk	39,000	85,207
PT Astra International Tbk	96,500	548,464
*PT Bakrie & Brothers Tbk	4,061,500	22,795
*PT Bakrie Sumatera Plantations Tbk	1,417,000	48,555
*PT Bakrie Telecom Tbk	4,680,500	80,765
PT Bakrieland Development Tbk	2,932,500	43,784
PT Bank Bukopin Tbk	459,000	33,911
PT Bank Central Asia Tbk	256,000	170,704
PT Bank Danamon Indonesia Tbk	402,823	241,638
PT Bank Mandiri Persero Tbk	408,000	274,517
*PT Bank Negara Indonesia Persero Tbk	645,500	218,855
*PT Bank Pan Indonesia Tbk	868,000	99,124
PT Bank Rakyat Indonesia Tbk	383,000	425,098
*PT Barito Pacific Tbk	293,000	34,797
*PT Berlian Laju Tanker Tbk	514,666	13,863
*PT Bisi International Tbk	255,500	42,077
PT Bumi Resources Tbk	2,434,000	470,404
*PT Central Proteinaprima Tbk	4,938,500	29,250
PT Charoen Pokphand Indonesia Tbk	141,500	82,454
*PT Ciputra Development Tbk	1,509,076	64,220
*PT Energi Mega Persada Tbk	3,307,500	37,940
PT Global Mediacom Tbk	1,018,500	35,444
PT Gudang Garam Tbk	114,000	446,322
*PT Hexindo Adiperkasa Tbk	108,000	70,143

1046

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CONTINUED

	Shares	Value††

INDONESIA — (Continued)
*PT Holcim Indonesia Tbk	325,000	$86,539
*PT Indah Kiat Pulp and Paper Corp. Tbk	227,000	44,763
PT Indo Tambangraya Megah Tbk	11,500	48,264
PT Indocement Tunggal Prakarsa Tbk	66,000	124,938
PT Indofood Sukses Makmur Tbk	702,000	363,722
PT Indosat Tbk ADR	1,609	43,411
PT International Nickel Indonesia Tbk	266,500	123,378
PT Jasa Marga Tbk	489,000	146,432
PT Kalbe Farma Tbk	426,000	116,859
*PT Lippo Karawaci Tbk	771,000	41,803
PT Matahari Putra Prima Tbk	520,000	52,311
*PT Mayorah Indah Tbk	107,000	98,743
PT Medco Energi International Tbk	325,000	109,271
*PT Mitra International Resources Tbk	821,000	28,537
*PT Pabrik Kertas Tjiwi Kimia Tbk	25,000	5,483
*PT Pakuwon Jati Tbk	602,000	46,560
*PT Panin Financial Tbk	2,295,000	43,221
PT Perusahaan Gas Negara Tbk	192,500	87,361
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	128,422
PT Ramayana Lestari Sentosa Tbk	182,500	15,944
PT Sampoerna Agro Tbk	21,500	5,843
PT Semen Gresik Persero Tbk	49,000	50,785
*PT Sentul City Tbk	2,917,500	38,905
PT Summarecon Agung Tbk	1,565,500	163,081
PT Tambang Batubara Bukit Asam Tbk	22,000	41,161
PT Telekomunikasi Indonesia Tbk	7,000	6,603
PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	75,080
*PT Timah Tbk	380,500	105,546
*PT Trada Maritime Tbk	441,000	25,666
*PT Truba Alam Manunggal Engineering Tbk	2,841,000	27,403
PT Unilever Indonesia Tbk	34,000	64,519
PT United Tractors Tbk	186,500	421,098

TOTAL INDONESIA		6,586,700

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	17,870	21,704
*Allied Irish Banks P.L.C.	29,187	35,674
*Allied Irish Banks P.L.C. Sponsored ADR	3,300	8,283
*Anglo Irish Bank Corp. P.L.C.	114,377	32,344
Bank of Ireland P.L.C. Sponsored ADR	2,000	8,840
C&C Group P.L.C.	25,788	109,198
CRH P.L.C.	31,003	646,353
CRH P.L.C. Sponsored ADR	33,796	710,730
DCC P.L.C.	11,341	278,480
*Dragon Oil P.L.C.	28,740	191,596
*Elan Corp. P.L.C.	9,558	45,189
*Elan Corp. P.L.C. Sponsored ADR	37,910	180,831
FBD Holdings P.L.C.	2,743	24,303
Glanbia P.L.C.	707	3,028
*Governor & Co. of the Bank of Ireland P.L.C. (The)	10,125	11,021
Grafton Group P.L.C.	26,924	101,309
Greencore Group P.L.C.	13,866	24,052
*Independent News & Media P.L.C.	28,356	26,412
Irish Continental Group P.L.C.	203	3,989
*Irish Life & Permanent Group Holdings P.L.C.	9,925	22,582
*James Hardie Industries SE	18,555	109,639
*Kenmare Resources P.L.C.	13,695	2,823
Kerry Group P.L.C.	13,692	435,370
*Kingspan Group P.L.C.	16,868	118,191
Paddy Power P.L.C.	1,476	53,588
*Smurfit Kappa Group P.L.C.	19,760	203,631

1047

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

IRELAND — (Continued)
United Drug P.L.C.	82,490	$261,724

TOTAL IRELAND		3,670,884

ISRAEL — (0.6%)
*Africa-Israel Investments, Ltd.	4,633	21,116
*Alon Holdings Blue Square, Ltd.	1,974	21,558
*Alvarion, Ltd.	10,204	21,765
*AudioCodes, Ltd.	7,800	22,184
*Bank Hapoalim B.M	94,527	381,506
*Bank Leumi Le-Israel B.M	100,826	427,954
*Bezeq Israeli Telecommunication Corp., Ltd.	27,134	59,936
*Biocell, Ltd.	864	10,943
Cellcom Israel, Ltd.	1,200	33,120
Clal Industries & Investments, Ltd.	10,044	61,468
*Clal Insurance Enterprise Holdings, Ltd.	2,034	39,834
Delek Automotive Systems, Ltd.	7,070	79,117
*DS Apex Holdings, Ltd.	1,650	10,267
*Elbit Medical Imaging, Ltd.	875	11,588
Elbit Systems, Ltd.	926	51,047
Elbit Systems, Ltd. ADR	900	49,509
*Electra (Israel), Ltd.	470	45,373
*Electra Real Estate, Ltd.	1	6
*EZchip Semiconductor, Ltd.	357	7,541
*First International Bank of Israel, Ltd. (6123804)	26,222	84,889
*First International Bank of Israel, Ltd. (6123815)	6,100	98,725
*Formula Systems, Ltd.	2,025	25,683
*Frutarom Industries, Ltd.	8,502	68,735
*Fundtech, Ltd.	400	4,884
*Hadera Paper, Ltd.	78	5,471
Harel Insurance Investments & Finances, Ltd.	2,057	94,773
*Hot Telecommunications Systems, Ltd.	7,045	64,183
Israel Chemicals, Ltd.	6,240	76,858
*Israel Discount Bank, Ltd.	67,761	123,559
*Ituran Location & Control, Ltd.	5,755	79,917
*Jerusalem Oil Exploration, Ltd.	206	3,310
Makhteshim-Agan Industries, Ltd.	31,047	108,852
*Mellanox Technologies, Ltd.	1,183	19,781
*Menorah Mivtachim Holdings, Ltd.	6,823	76,232
*Migdal Insurance & Financial Holdings, Ltd.	58,646	99,468
*Mizrahi Tefahot Bank, Ltd.	15,377	126,572
*NetVision, Ltd.	2,970	30,120
*NICE Systems, Ltd. Sponsored ADR	10,340	296,448
*Oil Refineries, Ltd.	178,646	83,878
*Ormat Industries, Ltd.	8,353	63,411
Osem Investment, Ltd.	3,323	50,674
Partner Communications Co., Ltd.	2,606	43,281
Partner Communications Co., Ltd. ADR	1,600	26,480
*Paz Oil Co., Ltd.	608	85,557
*Phoenix Holdings, Ltd. (The)	11,233	27,229
*RADVision, Ltd.	2,224	15,463
*Retalix, Ltd.	3,337	42,360
Scailex Corp, Ltd.	700	10,371
*Strauss Group, Ltd.	4,340	63,044
Super-Sol, Ltd. Series B	7,747	45,774
*Teva Pharmaceutical Industries, Ltd. Sponsored ADR	31,270	1,527,540
*Tower Semiconductor, Ltd.	1,186	1,712
*Union Bank of Israel, Ltd.	3,607	15,383

TOTAL ISRAEL		4,946,449

ITALY — (1.8%)
#A2A SpA	77,801	116,687

1048

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CONTINUED

	Shares	Value††

ITALY — (Continued)
*ACEA SpA	8,786	$100,945
Acegas-APS SpA	5,746	31,035
*Acotel Group SpA	188	12,240
Actelios SpA	3,827	14,041
#*Aedes SpA	121,157	32,428
Amplifon SpA	34,754	170,217
Ansaldo STS SpA	3,231	42,210
#*Arnoldo Mondadori Editore SpA	20,385	67,043
Ascopiave SpA	6,261	12,570
Assicurazioni Generali SpA	11,814	237,482
Astaldi SpA	4,627	27,707
Atlantia SpA	5,325	104,256
*Autogrill SpA	8,470	104,780
Azimut Holding SpA	10,538	105,425
Banca Carige SpA	95,637	214,990
Banca Generali SpA	10,206	113,509
*Banca Intermobiliare SpA	6,306	34,224
*Banca Monte Dei Paschi di Siena SpA	171,050	224,467
#Banca Piccolo Credito Valtellinese Scarl	27,998	139,686
Banca Popolare dell’Emilia Romagna Scrl	12,486	154,328
*Banca Popolare dell’Etruria e del Lazio Scarl	10,296	43,938
Banca Popolare di Milano Scarl	54,263	287,042
*Banca Popolare di Sondrio Scarl	19,678	176,738
*Banca Profilo SpA	4,046	2,679
Banco di Desio e della Brianza SpA	4,095	20,134
Banco Popolare Scarl	91,246	580,524
Benetton Group SpA	9,444	66,170
Brembo SpA	4,107	27,927
Bulgari SpA	17,144	134,332
#Buzzi Unicem SpA	10,407	113,530
*C.I.R. SpA - Compagnie Industriali Riunite	54,679	103,218
Caltagirone Editore SpA	4,600	11,135
Cementir Holding SpA	4,866	14,772
Credito Artigiano SpA	18,471	34,687
Credito Bergamasco SpA	1,348	39,014
Credito Emiliano SpA	12,577	80,140
Danieli & Co. SpA	1,730	33,379
Davide Campari - Milano SpA	36,106	189,936
De Longhi SpA	2,784	13,556
*DeA Capital SpA	9,321	14,403
DiaSorin SpA	2,217	82,022
*Digital Multimedia Technologies SpA	2,344	39,619
Enel SpA	81,141	397,796
Eni SpA	36,261	740,987
Eni SpA Sponsored ADR	6,880	281,461
#ERG SpA	8,111	105,726
Esprinet SpA	7,586	71,735
#*Eurotech SpA	11,463	30,356
*Fastweb SpA	1,492	22,843
Fiat SpA	38,883	497,984
Finmeccanica SpA	39,068	428,878
#Fondiaria - SAI SpA	9,809	104,766
*Gemina SpA	86,140	55,468
Geox SpA	5,423	30,370
*Gruppo Coin SpA	6,187	47,449
*Gruppo Editoriale L’Espresso SpA	19,872	41,420
#Hera SpA	62,720	119,027
#Immsi SpA	36,255	37,772
#*Impregilo SpA	66,351	176,420
#Indesit Co. SpA	2,959	35,126
Industria Macchine Automatiche SpA	1,478	26,588

1049

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CONTINUED

	Shares	Value††

ITALY — (Continued)
*Interpump Group SpA	7,347	$39,640
Intesa Sanpaolo SpA	343,715	1,134,448
Intesa Sanpaolo SpA Sponsored ADR	200	3,982
Iren SpA	16,801	26,813
#Italcementi SpA	12,971	106,199
Italmobiliare SpA	1,543	50,903
*KME Group SpA	39,784	14,509
#Lottomatica SpA	5,293	78,338
Luxottica Group SpA	1,046	27,196
Luxottica Group SpA Sponsored ADR	2,300	59,708
Maire Tecnimont SpA	193,000	720,088
MARR SpA	2,774	23,898
Mediaset SpA	31,475	202,282
*Mediobanca SpA	49,695	445,892
#Mediolanum SpA	8,499	37,464
Milano Assicurazioni SpA	33,627	65,279
Parmalat SpA	239,349	579,240
#Piaggio & C. SpA	18,418	52,441
*Pirelli & Co. Real Estate SpA	35,222	16,812
Pirelli & Co. SpA	31,874	222,735
*Premafin Finanziaria SpA	13,262	15,203
Prysmian SpA	7,222	122,060
Recordati SpA	5,186	38,924
*Safilo Group SpA	4,145	45,045
Saipem SpA	2,959	106,301
*Saras SpA	28,397	54,819
#*Seat Pagine Gialle SpA	134,421	24,097
*Snai SpA	15,775	61,915
Snam Rete Gas SpA	26,979	126,569
Societa Iniziative Autostradali e Servizi SpA	6,224	59,519
Societe Cattolica di Assicurazoni Scrl SpA	5,529	147,529
Sol SpA	11,034	69,574
*Sorin SpA	26,362	51,208
*Telecom Italia Media SpA	35,176	8,691
Telecom Italia SpA Sponsored ADR	56,246	716,012
Tenaris SA ADR	2,700	108,135
Terna Rete Elettrica Nazionale SpA	62,234	258,671
*Tiscali SpA	91,625	13,241
Tod‘s SpA	719	54,715
Trevi Finanziaria SpA	257	4,121
UniCredit SpA	733,597	2,051,686
Unione di Banche Italiane ScpA	60,807	652,199
Unipol Gruppo Finanziario SpA	88,492	66,742
Vittoria Assicurazioni SpA	3,672	17,666
Zignago Vetro SpA	1,242	7,048

TOTAL ITALY		16,210,894

JAPAN — (14.6%)
77 Bank, Ltd. (The)	54,000	286,201
*Accordia Golf Co., Ltd.	74	69,002
Achilles Corp.	26,000	36,870
Adeka Corp.	11,700	114,080
*Aderans Holdings Co., Ltd.	2,600	31,806
Advantest Corp. ADR	3,900	84,396
#AEON Co., Ltd.	36,200	387,466
*Aeon Delight Co., Ltd.	1,500	29,182
Aeon Fantasy Co., Ltd.	4,600	48,472
*Agrex, Inc.	600	5,330
Ai Holdings Corp.	8,200	27,048
Aica Kogyo Co., Ltd.	4,500	51,386
Aichi Bank, Ltd. (The)	1,200	75,999

1050

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CONTINUED

	Shares	Value††

JAPAN — (Continued)
Aichi Corp.	800	$3,043
Aichi Machine Industry Co., Ltd.	19,000	61,237
Aichi Steel Corp.	15,000	63,944
Aida Engineering, Ltd.	17,800	70,062
Aiphone Co., Ltd.	2,500	41,746
Air Water, Inc.	6,000	65,204
Airport Facilities Co., Ltd.	10,300	37,470
Aisan Industry Co., Ltd.	4,900	38,385
Aisin Seiki Co., Ltd.	15,700	436,883
Ajinomoto Co., Inc.	50,000	472,729
Akebono Brake Industry Co., Ltd.	7,100	32,566
Akita Bank, Ltd. (The)	32,000	106,854
Alfresa Holdings Corp.	5,400	248,990
*All Nippon Airways Co., Ltd.	11,000	37,187
Aloka Co., Ltd.	4,600	32,310
Alpen Co., Ltd.	2,300	36,469
*Alpine Electronics, Inc.	3,800	45,856
*Alps Electric Co., Ltd.	24,200	218,816
Alps Logistics Co., Ltd.	2,200	22,558
Amada Co., Ltd.	46,000	299,807
Amano Corp.	10,400	85,050
*Amuse, Inc.	2,600	27,489
#*Anritsu Corp.	21,000	125,364
#*AOC Holdings, Inc.	10,500	49,613
AOKI Holdings, Inc.	4,000	59,718
Aomori Bank, Ltd. (The)	10,000	24,289
Aoyama Trading Co., Ltd.	9,100	143,841
Aozora Bank, Ltd.	101,000	133,877
Arakawa Chemical Industries, Ltd.	3,900	42,554
*Arc Land Sakamoto Co., Ltd.	2,200	28,648
*Arcs Co., Ltd.	4,600	61,660
Ariake Japan Co., Ltd.	1,700	25,975
Arisawa Manufacturing Co., Ltd.	7,000	53,225
*Arnest One Corp.	4,400	49,354
*ART Corp.	2,300	36,328
As One Corp.	2,100	38,987
Asahi Breweries, Ltd.	6,700	118,596
Asahi Diamond Industrial Co., Ltd.	6,000	95,988
Asahi Glass Co., Ltd.	52,000	529,573
Asahi Holdings, Inc.	3,100	64,137
Asahi Kasei Corp.	72,000	376,086
Asahi Organic Chemicals Industry Co., Ltd.	15,000	35,118
*Asahi Tec Corp.	736,000	290,343
Asatsu-DK, Inc.	5,400	129,565
Asax Co., Ltd.	1	1,196
Asics Corp.	5,000	49,230
ASKA Pharmaceutical Co., Ltd.	6,000	42,111
Astellas Pharma, Inc.	4,200	142,049
Atsugi Co., Ltd.	29,000	35,896
Autobacs Seven Co., Ltd.	5,300	197,082
Avex Group Holdings, Inc.	4,700	59,342
Awa Bank, Ltd. (The)	31,000	189,291
Bando Chemical Industries, Ltd.	16,000	52,527
Bank of Iwate, Ltd. (The)	2,200	122,370
Bank of Kyoto, Ltd. (The)	25,000	208,258
Bank of Nagoya, Ltd. (The)	23,000	80,181
Bank of Okinawa, Ltd. (The)	2,600	83,730
Bank of Saga, Ltd. (The)	25,000	73,192
Bank of the Ryukyus, Ltd.	7,700	85,839
Bank of Yokohama, Ltd. (The)	109,000	501,631
Belc Co., Ltd.	500	5,068

1051

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CONTINUED

	Shares	Value††

JAPAN — (Continued)
Belluna Co., Ltd.	5,950	$28,524
Benesse Holdings, Inc.	1,200	53,024
*Best Denki Co., Ltd.	13,000	34,027
Bic Camera, Inc.	89	36,775
*BML, Inc.	1,300	28,578
Bookoff Corp.	600	5,671
Bridgestone Corp.	13,900	248,355
Brother Industries, Ltd.	33,600	360,075
Bunka Shutter Co., Ltd.	11,000	28,914
*Calsonic Kansei Corp.	28,000	84,343
Canon Electronics, Inc.	2,800	68,249
Canon Marketing Japan, Inc.	11,400	154,805
Canon, Inc. Sponsored ADR	6,560	284,179
Capcom Co., Ltd.	1,600	24,514
#*Casio Computer Co., Ltd.	29,700	213,180
Cawachi, Ltd.	1,800	33,313
#*Cedyna Financial Corp.	12,400	21,752
Central Glass Co., Ltd.	24,000	92,530
Central Japan Railway Co.	11	89,471
Central Security Patrols Co., Ltd.	2,100	19,547
Century Tokyo Leasing Corp.	10,100	121,007
Chiba Bank, Ltd. (The)	59,000	360,041
*Chiba Kogyo Bank, Ltd. (The)	5,200	34,892
Chino Corp.	1,000	2,539
#Chiyoda Co., Ltd.	2,300	28,086
Chiyoda Corp.	18,000	129,376
Chiyoda Integre Co., Ltd.	3,700	44,110
Chofu Seisakusho Co., Ltd.	3,300	70,826
Chubu Electric Power Co., Ltd.	7,400	183,211
Chubu Shiryo Co., Ltd.	6,000	40,579
Chudenko Corp.	3,900	43,914
Chuetsu Pulp & Paper Co., Ltd.	20,000	35,882
Chugai Pharmaceutical Co., Ltd.	2,500	43,750
Chugai Ro Co., Ltd.	14,000	36,238
Chugoku Bank, Ltd. (The)	16,000	186,235
Chugoku Electric Power Co., Ltd. (The)	5,000	103,541
Chugoku Marine Paints, Ltd.	5,000	35,600
Chukyo Bank, Ltd. (The)	15,000	44,943
Chuo Mitsui Trust Holdings, Inc.	88,000	311,552
Chuo Spring Co., Ltd.	4,000	15,056
#Circle K Sunkus Co., Ltd.	7,600	101,615
Citizen Holdings Co., Ltd.	37,900	227,255
CKD Corp.	11,200	73,987
#CMK Corp.	11,500	60,435
Coca-Cola Central Japan Co., Ltd.	3,500	45,663
Coca-Cola West Co., Ltd.	8,600	155,740
cocokara fine HOLDINGS, Inc.	4,300	87,191
*Combi Corp.	2,000	16,029
Commuture Corp.	4,000	22,986
Comsys Holdings Corp.	16,000	153,124
*Co-Op Chemical Co., Ltd.	8,000	10,726
Corona Corp.	2,600	23,300
Cosel Co., Ltd.	4,000	58,417
Cosmo Oil Co., Ltd.	95,000	226,191
Cosmos Pharmaceutical Corp.	1,900	47,842
Credit Saison Co., Ltd.	22,400	283,919
*CSK Holdings Corp.	7,500	30,830
#Culture Convenience Club Co., Ltd.	4,600	19,428
Dai Nippon Printing Co., Ltd.	38,000	458,673
Daibiru Corp.	7,300	54,825
Daicel Chemical Industries, Ltd.	40,000	282,714

1052

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	Shares	Value††

JAPAN — (Continued)
Dai-Dan Co., Ltd.	9,000	$45,486
#*Daido Metal Co., Ltd.	10,000	34,403
Daido Steel Co., Ltd.	49,000	233,989
Daidoh, Ltd.	4,000	32,404
#*Daiei, Inc. (The)	9,250	44,272
Daifuku Co., Ltd.	11,500	67,114
Daihatsu Motor Co., Ltd.	8,000	94,112
Daihen Corp.	9,000	38,230
*Daiichi Chuo Kisen Kaisha	24,000	66,603
Daiichi Kogyo Seiyaku Co., Ltd.	6,000	15,112
Daiichi Sankyo Co., Ltd.	6,400	118,960
Daiken Corp.	20,000	51,567
*Daiki Aluminium Industry Co., Ltd.	10,000	24,850
Daikin Industries, Ltd.	2,700	100,224
Daiko Clearing Services Corp.	2,900	10,516
Daikoku Denki Co., Ltd.	2,100	28,602
*Daikyo, Inc.	36,000	60,025
Daimei Telecom Engineering Corp.	4,000	30,268
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	59,667
*Dainippon Screen Manufacturing Co., Ltd.	20,000	101,124
Dainippon Sumitomo Pharma Co., Ltd.	17,600	131,799
Daio Paper Corp.	10,000	80,043
Daisan Bank, Ltd. (The)	12,000	35,039
Daiseki Co., Ltd.	1,800	36,666
Daishi Bank, Ltd. (The)	42,000	145,226
Daiso Co., Ltd.	15,000	38,778
Daisyo Corp.	2,500	30,726
Daito Trust Construction Co., Ltd.	1,700	92,671
Daiwa House Industry Co., Ltd.	40,000	392,836
Daiwa Securities Group, Inc.	139,000	600,987
#Daiwabo Holdings Co., Ltd.	26,000	53,797
DCM Holdings Co., Ltd.	11,400	58,592
Denki Kagaku Kogyo Kabushiki Kaisha	59,000	297,121
Denki Kogyo Co., Ltd.	16,000	75,887
Denso Corp.	18,800	538,289
#Dentsu, Inc.	11,300	281,728
Denyo Co., Ltd.	5,400	37,651
Descente, Ltd.	11,000	61,762
DIC Corp.	74,000	121,664
#Disco Corp.	2,700	163,461
Don Quijote Co., Ltd.	2,200	57,344
Doshisha Co., Ltd.	3,000	67,383
Doutor Nichires Holdings Co., Ltd.	6,300	82,242
Dowa Holdings Co., Ltd.	24,000	126,057
DTS Corp.	3,900	46,410
*Duskin Co., Ltd.	6,900	122,550
Dydo Drinco, Inc.	1,600	59,728
eAccess, Ltd.	64	41,285
Eagle Industry Co., Ltd.	6,000	42,940
*Earth Chemical Co., Ltd.	200	6,184
East Japan Railway Co.	2,200	141,391
*Ebara Corp.	53,000	201,436
#Edion Corp.	8,600	65,732
Ehime Bank, Ltd. (The)	21,000	54,115
Eighteenth Bank, Ltd. (The)	27,000	75,652
#Eisai Co., Ltd.	2,100	71,591
Eizo Nanao Corp.	2,100	46,874
Electric Power Development Co., Ltd.	3,000	92,816
*Elematec Corp.	500	5,827
#*Elpida Memory, Inc.	4,900	73,596
#Enplas Corp.	1,300	27,893

1053

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	Shares	Value††

JAPAN — (Continued)
ESPEC Corp.	5,900	$38,395
Excel Co., Ltd.	1,900	22,089
Exedy Corp.	4,100	117,981
#Ezaki Glico Co., Ltd.	9,000	106,942
F&A Aqua Holdings, Inc.	2,600	24,177
FamilyMart Co., Ltd.	1,400	50,018
Fancl Corp.	2,900	43,480
Fanuc, Ltd.	1,300	153,463
Fast Retailing Co., Ltd.	400	60,135
*FCC Co., Ltd.	3,000	57,973
*FDK Corp.	21,000	32,337
*Felissimo Corp.	600	8,577
*First Baking Co., Ltd.	1,000	1,369
Foster Electric Co., Ltd.	4,700	126,845
FP Corp.	1,000	53,150
#France Bed Holdings Co., Ltd.	27,000	39,637
F-Tech, Inc.	400	6,105
*Fudo Tetra Corp.	41,100	24,211
Fuji Co., Ltd.	2,400	42,597
Fuji Corp, Ltd.	4,000	14,267
#Fuji Electric Holdings Co., Ltd.	64,000	177,815
*Fuji Fire & Marine Insurance Co., Ltd.	16,000	21,773
Fuji Furukawa Engineering & Construction Co., Ltd.	1,000	1,710
*Fuji Heavy Industries, Ltd.	76,000	417,579
Fuji Oil Co., Ltd.	6,300	92,789
*Fuji Seal International, Inc.	1,000	21,955
Fuji Soft, Inc.	2,500	40,779
Fuji Television Network, Inc.	43	62,325
Fujicco Co., Ltd.	4,000	47,341
FUJIFILM Holdings Corp.	22,100	688,211
Fujikura Kasei Co., Ltd.	5,300	32,466
Fujikura, Ltd.	53,000	249,200
Fujimi, Inc.	2,700	37,929
Fujitec Co., Ltd.	8,000	41,666
Fujitsu Frontech, Ltd.	5,600	41,012
Fujitsu, Ltd.	40,500	287,012
Fukui Bank, Ltd. (The)	33,000	105,199
Fukuoka Financial Group, Inc.	71,400	296,854
*Fukusima Industries Corp.	1,100	10,048
Fukuyama Transporting Co., Ltd.	22,000	105,775
Funai Electric Co., Ltd.	2,700	96,168
*Furukawa Co., Ltd.	37,000	39,422
Furukawa Electric Co., Ltd.	33,000	146,740
*Furukawa-Sky Aluminum Corp.	18,000	48,537
Furusato Industries, Ltd.	1,000	5,708
Fuso Pharmaceutical Industries, Ltd.	13,000	41,081
Futaba Corp.	4,500	81,212
*Futaba Industrial Co., Ltd.	2,400	16,587
Fuyo General Lease Co., Ltd.	3,100	71,054
Gakken Holdings Co., Ltd.	21,000	43,835
GEO Co., Ltd.	57	69,581
Glory, Ltd.	9,000	209,528
GMO Internet, Inc.	7,900	30,349
Godo Steel, Ltd.	15,000	36,094
*Goldcrest Co., Ltd.	3,510	71,675
*Goldwin, Inc.	13,000	26,345
#GS Yuasa Corp.	18,000	116,205
*GSI Creos Corp.	29,000	35,544
Gunma Bank, Ltd. (The)	39,000	209,013
Gunze, Ltd.	29,000	90,123
*H2O Retailing Corp.	19,000	117,911

1054

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	Shares	Value††

JAPAN — (Continued)
Hachijuni Bank, Ltd. (The)	36,000	$205,580
*Hakudo Co., Ltd.	2,800	26,301
Hakuhodo Dy Holdings, Inc.	3,560	180,618
Hakuto Co., Ltd.	5,400	50,170
Hamamatsu Photonics K.K.	4,200	122,941
Hankyu Hanshin Holdings, Inc.	26,000	117,494
Hanwa Co., Ltd.	25,000	100,939
Happinet Corp.	2,500	30,325
Harashin Narus Holdings Co., Ltd.	2,200	24,924
#*Haseko Corp.	21,000	16,972
*Hazama Corp.	33,800	28,914
*Heiwa Corp.	5,600	62,388
Heiwa Real Estate Co., Ltd.	19,000	45,427
Heiwado Co., Ltd.	5,400	67,207
Hibiya Engineering, Ltd.	6,000	52,528
Hiday Hidaka Corp.	400	4,948
Higashi-Nippon Bank, Ltd.	18,000	34,634
Higo Bank, Ltd. (The)	28,000	153,064
#Hikari Tsushin, Inc.	4,000	72,189
Hino Motors, Ltd.	45,000	197,556
Hirose Electric Co., Ltd.	600	60,632
Hiroshima Bank, Ltd. (The)	59,000	231,779
HIS Co., Ltd.	2,400	54,995
#Hisaka Works, Ltd.	5,000	54,206
Hisamitsu Pharmaceutical Co., Inc.	1,000	38,872
Hitachi Cable, Ltd.	33,000	90,378
Hitachi Capital Corp.	7,000	92,844
Hitachi Chemical Co., Ltd.	14,800	293,881
#Hitachi Construction Machinery Co., Ltd.	10,900	221,496
Hitachi High-Technologies Corp.	10,000	191,125
Hitachi Koki Co., Ltd.	9,000	80,016
Hitachi Kokusai Electric, Inc.	10,000	80,678
Hitachi Medical Corp.	6,000	48,729
Hitachi Metals, Ltd.	22,000	249,697
Hitachi Transport System, Ltd.	6,900	99,767
#Hitachi Zosen Corp.	82,000	116,585
*Hitachi, Ltd. Sponsored ADR	14,780	618,247
Hodogaya Chemical Co., Ltd.	8,000	25,937
Hogy Medical Co., Ltd.	1,200	57,520
Hokkaido Electric Power Co., Inc.	2,900	62,105
Hokkaido Gas Co., Ltd.	7,000	20,651
Hokkan Holdings, Ltd.	15,000	39,797
Hokko Chemical Industry Co., Ltd.	7,000	19,947
Hokkoku Bank, Ltd. (The)	37,000	145,542
Hokuetsu Bank, Ltd. (The)	17,000	28,073
Hokuetsu Kishu Paper Co., Ltd.	17,000	83,894
*Hokuhoku Financial Group, Inc.	108,000	190,776
Hokuriku Electric Power Co., Inc.	3,800	84,095
Hokuto Corp.	2,000	39,413
Honda Motor Co., Ltd.	300	9,492
Honda Motor Co., Ltd. Sponsored ADR	37,467	1,190,327
Honeys Co., Ltd.	300	5,029
Horiba, Ltd.	1,500	40,535
Horipro, Inc.	400	3,083
Hosiden Corp.	7,900	84,374
Hosokawa Micron Corp.	5,000	18,071
House Foods Corp.	8,900	130,024
Hoya Corp.	5,800	137,668
Hyakugo Bank, Ltd. (The)	33,000	144,991
Hyakujishi Bank, Ltd. (The)	35,000	131,268
Ibiden Co., Ltd.	11,000	327,621

1055

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	Shares	Value††

JAPAN — (Continued)
*IBJ Leasing Co., Ltd.	2,000	$37,558
*Ichikoh Industries, Ltd.	6,000	11,637
Ichiyoshi Securities Co., Ltd.	4,100	27,215
Icom, Inc.	2,100	51,952
Idec Corp.	6,400	64,213
Idemitsu Kosan Co., Ltd.	2,600	193,635
IHI Corp.	163,000	286,545
Iida Home Max	4,800	40,998
Iino Kaiun Kaisha, Ltd.	9,400	47,408
Imasen Electric Industrial Co., Ltd.	3,000	39,003
Imperial Hotel, Ltd.	550	12,049
*Impress Holdings, Inc.	15,200	24,647
Inaba Denki Sangyo Co., Ltd.	1,400	34,678
Inaba Seisakusho Co., Ltd.	3,700	37,956
Inabata & Co., Ltd.	12,900	60,005
Inageya Co., Ltd.	2,000	21,107
Ines Corp.	8,100	52,494
Information Services International-Dentsu, Ltd.	500	3,448
Innotech Corp.	300	1,787
#*Inpex Corp.	34	166,323
Inui Steamship Co., Ltd.	1,500	9,627
#*Iseki & Co., Ltd.	18,000	46,819
Isetan Mitsukoshi Holdings, Ltd.	30,500	288,091
*Ishihara Sangyo Kaisha, Ltd.	22,000	16,524
Isuzu Motors, Ltd.	135,000	396,463
IT Holdings Corp.	11,200	133,397
ITO EN, Ltd.	1,700	26,691
ITOCHU Corp.	95,000	739,379
Itochu Enex Co., Ltd.	9,100	45,575
Itochu Techno-Solutions Corp.	1,900	69,370
Itochu-Shokuhin Co., Ltd.	300	9,992
Itoham Foods, Inc.	21,000	77,721
Itoki Corp.	10,000	28,869
#*Iwasaki Electric Co., Ltd.	16,000	29,135
Iwatani International Corp.	11,000	30,958
*Iwatsu Electric Co., Ltd.	10,000	8,340
Iyo Bank, Ltd. (The)	19,843	175,650
Izumi Co., Ltd.	2,800	36,300
Izumiya Co., Ltd.	13,000	57,083
J Front Retailing Co., Ltd.	81,000	365,609
*Jalux, Inc.	200	1,415
Jamco Corp.	2,000	15,413
*Japan Airport Terminal Co., Ltd.	9,100	140,159
Japan Aviation Electronics Industry, Ltd.	5,000	31,992
Japan Cash Machine Co., Ltd.	4,900	39,733
Japan Digital Laboratory Co., Ltd.	4,100	41,936
*Japan Electronic Materials Corp.	2,100	13,944
Japan Petroleum Exploration Co., Ltd.	1,900	74,717
Japan Pulp & Paper Co., Ltd.	13,000	43,938
Japan Radio Co., Ltd.	6,000	14,698
#Japan Steel Works, Ltd. (The)	1,000	9,661
Japan Tobacco, Inc.	37	119,080
Japan Transcity Corp.	15,000	44,635
Japan Vilene Co., Ltd.	10,000	44,171
Japan Wool Textile Co., Ltd. (The)	9,000	67,229
JBIS Holdings, Inc.	3,000	13,366
Jeol, Ltd.	3,000	10,161
JFE Holdings, Inc.	5,100	157,728
JFE Shoji Holdings, Inc.	24,000	98,541
JGC Corp.	2,000	32,968
*Jidosha Buhin Kogyo Co., Ltd.	3,000	11,537

1056

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	Shares	Value††

JAPAN — (Continued)
J-Oil Mills, Inc.	9,000	$26,921
#Joshin Denki Co., Ltd.	5,000	48,757
Joyo Bank, Ltd. (The)	42,000	169,662
JS Group Corp.	19,600	394,975
JSP Corp.	6,600	71,288
JSR Corp.	17,400	303,455
JTEKT Corp.	21,900	211,949
#*Juki Corp.	31,000	56,591
Juroku Bank, Ltd.	43,000	146,991
*JVC Kenwood Holdings, Inc.	3,600	12,307
*JX Holdings, Inc.	165,868	898,504
*kabu.com Securities Co., Ltd.	5,500	25,421
Kadokawa Holdings, Inc.	3,200	66,746
Kaga Electronics Co., Ltd.	5,000	51,439
Kagome Co., Ltd.	2,800	49,746
Kagoshima Bank, Ltd. (The)	24,000	149,736
#Kajima Corp.	136,000	322,917
Kakaku.com, Inc.	11	51,092
Kaken Pharmaceutical Co., Ltd.	9,000	88,957
Kameda Seika Co., Ltd.	2,100	41,118
Kamei Corp.	7,000	31,167
Kamigumi Co., Ltd.	38,000	297,863
Kanagawa Chuo Kotsu Co., Ltd.	7,000	35,879
Kandenko Co., Ltd.	13,000	76,975
Kaneka Corp.	42,000	259,377
*Kanematsu Corp.	23,000	18,366
*Kanematsu Electronics, Ltd.	6,000	55,849
Kansai Electric Power Co., Inc.	8,200	198,583
*Kansai Paint Co., Ltd.	26,000	220,795
Kanto Auto Works, Ltd.	6,300	46,893
#Kanto Denka Kogyo Co., Ltd.	12,000	79,661
Kanto Natural Gas Development Co., Ltd.	6,000	30,428
Kao Corp.	3,000	70,940
Kasai Kogyo Co., Ltd.	7,000	25,118
Kasumi Co., Ltd.	8,000	42,268
Katakura Industries Co., Ltd.	4,600	41,745
Kato Sangyo Co., Ltd.	3,600	54,650
Kato Works Co., Ltd.	15,000	30,568
Kawasaki Heavy Industries, Ltd.	58,000	144,775
*Kawasaki Kisen Kaisha, Ltd.	66,000	281,285
Kawasumi Laboratories, Inc.	1,000	6,543
Kayaba Industry Co., Ltd.	21,000	82,757
KDDI Corp.	36	175,505
Keihan Electric Railway Co., Ltd.	10,000	43,525
Keihin Corp.	3,300	59,541
Keihin Electric Express Railway Co., Ltd.	7,000	65,170
Keio Corp.	10,000	67,223
*Keisei Electric Railway Co., Ltd.	16,000	96,441
*Keiyo Bank, Ltd. (The)	36,000	180,060
Keiyo Co., Ltd.	6,000	32,221
#*Kenedix, Inc.	137	23,012
Kewpie Corp.	13,400	160,663
Key Coffee, Inc.	2,800	49,465
Keyence Corp.	220	50,582
Kikkoman Corp.	17,000	179,705
Kinden Corp.	20,000	180,275
Kintetsu Corp.	33,000	106,264
Kintetsu World Express, Inc.	1,600	39,570
Kirin Holdings Co., Ltd.	22,000	293,175
Kisoji Co., Ltd.	2,100	43,981
Kissei Pharmaceutical Co., Ltd.	4,600	88,253

1057

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	Shares	Value††

JAPAN — (Continued)
Kita-Nippon Bank, Ltd. (The)	1,300	$31,581
*Kito Corp.	11	11,495
Kitz Corp.	11,000	55,057
Kiyo Holdings, Inc.	96,000	127,834
Koa Corp.	7,200	79,235
Koatsu Gas Kogyo Co., Ltd.	3,000	17,308
Kobayashi Pharmaceutical Co., Ltd.	1,400	58,947
*Kobe Steel, Ltd.	195,000	408,169
Kohnan Shoji Co., Ltd.	3,000	32,445
Kohsoku Corp.	2,200	18,139
Koito Manufacturing Co., Ltd.	18,000	261,933
Kokuyo Co., Ltd.	11,200	90,583
Komatsu Seiren Co., Ltd.	9,000	34,641
Komatsu, Ltd.	8,900	186,472
Komeri Co., Ltd.	3,600	84,496
Komori Corp.	9,700	100,145
Konami Corp. ADR	1,900	29,260
Konica Minolta Holdings, Inc.	24,000	251,400
Konishi Co., Ltd.	4,800	52,420
*Kose Corp.	3,400	78,856
K’s Holdings Corp.	4,080	89,801
Kubota Corp. Sponsored ADR	4,000	158,640
*Kumagai Gumi Co., Ltd.	39,000	26,614
Kumiai Chemical Industry Co., Ltd.	14,000	35,302
Kurabo Industries, Ltd.	35,000	55,894
Kuraray Co., Ltd.	28,000	350,307
Kureha Corp.	18,000	90,434
*Kurimoto, Ltd.	31,000	41,735
Kurita Water Industries, Ltd.	2,000	55,328
Kuroda Electric Co., Ltd.	5,100	71,683
Kurosaki Harima Corp.	10,000	37,191
Kyocera Corp.	366	32,608
Kyocera Corp. Sponsored ADR	5,000	447,200
Kyodo Printing Co., Ltd.	17,000	40,956
Kyodo Shiryo Co., Ltd.	26,000	30,383
*Kyoei Steel, Ltd.	3,300	55,222
Kyoei Tanker Co., Ltd.	1,000	2,031
Kyokuto Securities Co., Ltd.	4,000	32,537
Kyokuyo Co., Ltd.	10,000	20,845
*KYORIN Holdings, Inc.	7,000	97,770
*Kyoritsu Maintenance Co., Ltd.	2,400	35,027
Kyosan Electric Manufacturing Co., Ltd.	12,000	52,927
Kyowa Exeo Corp.	10,000	92,424
Kyowa Hakko Kirin Co., Ltd.	19,000	194,804
Kyudenko Corp.	8,000	43,844
Kyushu Electric Power Co., Inc.	5,100	115,276
Lawson, Inc.	200	9,181
#*Leopalace21 Corp.	18,100	39,941
Life Corp.	1,300	19,702
Lintec Corp.	6,700	129,468
Lion Corp.	10,000	50,746
#*Look, Inc.	30,000	52,242
Mabuchi Motor Co., Ltd.	3,700	185,787
Macnica, Inc.	2,900	63,390
Maeda Corp.	22,000	58,560
Maeda Road Construction Co., Ltd.	11,000	88,847
Maezawa Kyuso Industries Co., Ltd.	2,600	31,376
*Makino Milling Machine Co., Ltd.	12,000	72,228
Makita Corp.	4,500	129,429
Makita Corp. Sponsored ADR	5,012	142,291
Mandom Corp.	1,300	36,068

1058

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	Shares	Value††

JAPAN — (Continued)
Mars Engineering Corp.	2,700	$46,790
Marubeni Corp.	115,000	617,020
Marubun Corp.	1,800	10,028
Marudai Food Co., Ltd.	27,000	79,509
Maruetsu, Inc. (The)	15,000	54,118
Maruha Nichiro Holdings, Inc.	53,000	84,799
Marui Group Co., Ltd.	40,600	284,785
Maruichi Steel Tube, Ltd.	6,700	133,474
Marusan Securities Co., Ltd.	8,500	47,567
*Maruyama Manufacturing Co, Inc.	14,000	27,141
Maruzen Showa Unyu Co., Ltd.	13,000	42,556
Maspro Denkoh Corp.	4,400	42,448
Matsuda Sangyo Co., Ltd.	1,900	29,832
Matsui Securities Co., Ltd.	2,800	16,515
Matsumotokiyoshi Holdings Co., Ltd.	300	6,683
#*Matsuya Co., Ltd.	2,000	14,375
Matsuya Foods Co., Ltd.	3,000	43,404
Max Co., Ltd.	6,000	71,595
Maxvalu Tokai Co., Ltd.	1,600	18,576
Mazda Motor Corp.	116,000	280,140
Medipal Holdings Corp.	13,500	156,437
Megmilk Snow Brand Co., Ltd.	4,700	87,246
#*Meidensha Corp.	13,000	40,399
Meiji Holdings Co., Ltd.	6,887	295,527
Meitec Corp.	1,500	25,267
Meito Sangyo Co., Ltd.	1,500	20,979
*Meiwa Estate Co., Ltd.	2,200	11,245
*Meiwa Trading Co., Ltd.	1,000	2,594
Mercian Corp.	21,000	37,495
Michinoku Bank, Ltd. (The)	18,000	36,389
*Mie Bank, Ltd. (The)	12,000	34,849
Mikuni Coca-Cola Bottling Co., Ltd.	4,200	34,777
Milbon Co., Ltd.	300	7,468
Mimasu Semiconductor Industry Co., Ltd.	4,300	50,379
Minato Bank, Ltd. (The)	21,000	31,308
Minebea Co., Ltd.	49,000	270,717
Ministop Co., Ltd.	1,800	24,902
Miraca Holdings, Inc.	2,600	77,077
Misumi Group, Inc.	2,500	47,882
Mito Securities Co., Ltd.	13,000	25,013
*Mitsuba Corp.	5,000	25,011
Mitsubishi Chemical Holdings Corp.	96,500	496,682
Mitsubishi Corp.	54,500	1,176,233
Mitsubishi Electric Corp.	21,000	182,688
Mitsubishi Estate Co., Ltd.	6,000	84,494
Mitsubishi Gas Chemical Co., Inc.	46,000	257,692
Mitsubishi Heavy Industries, Ltd.	88,000	329,308
Mitsubishi Logistics Corp.	15,000	172,150
*Mitsubishi Materials Corp.	106,000	281,953
#*Mitsubishi Motors Corp.	67,000	87,201
*Mitsubishi Paper Mills, Ltd.	29,000	33,492
Mitsubishi Pencil Co., Ltd.	3,400	49,685
Mitsubishi Steel Manufacturing Co., Ltd.	25,000	52,372
Mitsubishi Tanabe Pharma Corp.	18,000	263,259
Mitsubishi UFJ Financial Group, Inc.	214,300	1,061,639
Mitsubishi UFJ Financial Group, Inc. ADR	441,377	2,198,057
Mitsuboshi Belting, Ltd.	7,000	31,708
Mitsui & Co., Ltd.	24,500	314,329
Mitsui & Co., Ltd. Sponsored ADR	2,651	682,261
Mitsui Chemicals, Inc.	77,000	227,673
*Mitsui Engineering & Shipbuilding Co., Ltd.	83,000	172,553

1059

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	Shares	Value††

JAPAN — (Continued)
Mitsui Fudosan Co., Ltd.	17,000	$251,566
*Mitsui High-Tec, Inc.	2,500	17,434
Mitsui Home Co., Ltd.	9,000	43,575
Mitsui Knowledge Industry Co., Ltd.	221	39,345
Mitsui Mining & Smelting Co., Ltd.	77,000	210,503
Mitsui O.S.K. Lines, Ltd.	53,000	358,204
Mitsui Sugar Co., Ltd.	11,000	38,268
Mitsui-Soko Co., Ltd.	26,000	91,293
Mitsumi Electric Co., Ltd.	8,500	141,909
Mitsuuroko Co., Ltd.	3,800	23,041
Miura Co., Ltd.	3,300	77,692
Miyazaki Bank, Ltd. (The)	19,000	51,706
Miyoshi Oil & Fat Co., Ltd.	18,000	28,058
Mizuho Financial Group, Inc.	303,700	492,312
Mizuho Financial Group, Inc. ADR	5,047	16,302
*Mizuho Investors Securities Co., Ltd.	72,000	73,121
Mizuho Securities Co., Ltd.	87,000	197,373
#*Mizuho Trust & Banking Co., Ltd.	40,000	33,687
#Mizuno Corp.	7,000	31,561
Mochida Pharmaceutical Co., Ltd.	8,000	80,397
Modec, Inc.	1,300	19,959
Monex Group, Inc.	50	20,646
#*Mori Seiki Co., Ltd.	9,900	96,791
Morinaga & Co., Ltd.	25,000	57,259
Morinaga Milk Industry Co., Ltd.	26,000	98,685
Morita Holdings Corp.	9,000	46,958
Mory Industries, Inc.	2,000	7,635
#MOS Food Services, Inc.	3,200	54,852
Moshi Moshi Hotline, Inc.	2,100	43,852
MR Max Corp.	8,300	36,232
MS&AD Insurance Group Holdings, Inc.	18,500	409,385
Murata Manufacturing Co., Ltd.	6,600	326,152
*Musashi Seimitsu Industry Co., Ltd.	900	18,592
*Musashino Bank, Ltd.	3,900	109,921
Nabtesco Corp.	17,000	268,496
#Nachi-Fujikoshi Corp.	10,000	29,755
*Nagaileben Co., Ltd.	1,100	26,848
Nagano Bank, Ltd. (The)	15,000	29,220
Nagase & Co., Ltd.	17,000	186,363
Nagoya Railroad Co., Ltd.	35,000	104,061
Nakabayashi Co., Ltd.	1,000	2,123
Nakamuraya Co., Ltd.	4,000	19,959
*Nakayama Steel Works, Ltd.	26,000	38,139
Namco Bandai Holdings, Inc.	30,900	276,308
Nankai Electric Railway Co., Ltd.	10,000	41,772
Nanto Bank, Ltd. (The)	30,000	156,145
NEC Capital Solutions, Ltd.	800	10,022
NEC Corp.	196,000	528,161
NEC Fielding, Ltd.	2,500	28,741
NEC Mobiling, Ltd.	2,800	77,743
*NEC Networks & System Integration Corp.	3,600	46,759
Net One Systems Co., Ltd.	46	56,361
Neturen Co., Ltd.	5,400	39,779
*New Japan Radio Co., Ltd.	6,000	17,066
NGK Insulators, Ltd.	11,000	185,578
NGK Spark Plug Co., Ltd.	21,000	270,501
NHK Spring Co., Ltd.	27,000	247,853
Nice Holdings, Inc.	16,000	32,715
Nichias Corp.	18,000	73,492
Nichiban Co., Ltd.	1,000	3,499
#Nichicon Corp.	9,800	126,455

1060

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	Shares	Value††

JAPAN — (Continued)
Nichii Gakkan Co.	8,600	$74,160
Nichirei Corp.	35,000	150,697
Nichireki Co., Ltd.	5,000	24,076
Nidec Corp.	700	66,052
Nidec Corp. ADR	4,317	101,234
Nidec Sankyo Corp.	6,000	49,174
Nifco, Inc.	3,400	77,171
Nihon Dempa Kogyo Co., Ltd.	1,000	17,512
Nihon Kohden Corp.	3,700	68,376
Nihon Nohyaku Co., Ltd.	2,000	9,089
Nihon Parkerizing Co., Ltd.	7,000	89,941
*Nihon Shokuh Kako Co., Ltd.	1,000	6,239
*Nihon Trim Co., Ltd.	250	5,462
Nihon Unisys, Ltd.	10,400	74,117
Nihon Yamamura Glass Co., Ltd.	19,000	51,689
Nikkiso Co., Ltd.	8,000	62,094
Nikon Corp.	1,000	17,418
Nintendo Co., Ltd.	600	167,500
Nippo Corp.	7,000	48,631
Nippon Beet Sugar Manufacturing Co., Ltd.	22,000	49,396
*Nippon Carbide Industries Co., Inc.	16,000	29,028
Nippon Carbon Co., Ltd.	14,000	39,975
Nippon Ceramic Co., Ltd.	3,800	54,213
Nippon Chemical Industrial Co., Ltd.	16,000	36,503
*Nippon Chemi-Con Corp.	18,000	89,401
Nippon Concrete Industries Co., Ltd.	8,000	11,655
Nippon Denko Co., Ltd.	7,000	41,549
Nippon Densetsu Kogyo Co., Ltd.	7,000	69,598
Nippon Electric Glass Co., Ltd.	38,000	482,904
Nippon Express Co., Ltd.	59,000	239,230
Nippon Fine Chemical Co., Ltd.	300	1,892
Nippon Flour Mills Co., Ltd.	15,000	78,013
*Nippon Formula Feed Manufacturing Co., Ltd.	15,000	18,727
Nippon Gas Co., Ltd.	3,600	53,528
Nippon Kayaku Co., Ltd.	25,000	224,749
*Nippon Kinzoku Co., Ltd.	14,000	22,943
Nippon Koei Co., Ltd.	18,000	50,847
Nippon Konpo Unyu Soko Co., Ltd.	9,000	106,834
*Nippon Light Metal Co., Ltd.	56,000	82,402
Nippon Meat Packers, Inc.	23,000	301,754
#Nippon Metal Industry Co., Ltd.	12,000	16,069
#Nippon Paint Co., Ltd.	23,000	135,233
Nippon Paper Group, Inc.	7,700	204,864
Nippon Road Co., Ltd. (The)	23,000	49,955
Nippon Seiki Co., Ltd.	5,000	54,835
#Nippon Seisen Co., Ltd.	9,000	47,252
Nippon Sharyo, Ltd.	4,000	18,561
Nippon Sheet Glass Co., Ltd.	97,000	238,430
Nippon Shinyaku Co., Ltd.	7,000	85,892
Nippon Shokubai Co., Ltd.	15,000	155,418
Nippon Signal Co., Ltd.	10,300	77,153
Nippon Soda Co., Ltd.	18,000	63,884
*Nippon Steel Corp.	46,000	156,900
Nippon Steel Trading Co., Ltd.	13,000	37,758
Nippon Suisan Kaisha, Ltd.	35,300	120,191
Nippon Synthetic Chemical Industry Co., Ltd. (The)	15,000	90,949
Nippon Telegraph & Telephone Corp ADR	9,340	194,739
Nippon Telegraph & Telephone Corp.	900	37,433
Nippon Television Network Corp.	440	61,482
Nippon Thompson Co., Ltd.	6,000	39,629
#Nippon Valqua Industries, Ltd.	16,000	38,559

1061

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	Shares	Value††

JAPAN — (Continued)
#*Nippon Yakin Kogyo Co., Ltd.	27,000	$85,880
Nippon Yusen K.K.	81,000	342,138
*Nippon Yusoki Co., Ltd.	7,000	17,233
Nipro Corp.	6,000	116,572
Nishimatsu Construction Co., Ltd.	52,000	64,042
*Nishimatsuya Chain Co., Ltd.	4,200	39,122
Nishi-Nippon Bank, Ltd.	103,000	299,180
Nishi-Nippon Railroad Co., Ltd.	15,000	62,483
Nissan Chemical Industries, Ltd.	4,000	47,446
*Nissan Motor Co., Ltd.	87,500	669,929
Nissan Shatai Co., Ltd.	14,000	99,127
Nissei Corp.	2,900	21,590
Nissen Holdings Co., Ltd.	4,600	16,921
#Nissha Printing Co., Ltd.	1,100	29,795
Nisshin Fudosan Co., Ltd.	2,400	16,157
Nisshin Oillio Group, Ltd. (The)	18,000	90,015
#Nisshin Seifun Group, Inc.	7,500	91,608
Nisshin Steel Co., Ltd.	110,000	184,412
Nisshinbo Holdings, Inc.	22,000	227,426
Nissin Corp.	17,000	38,650
*Nissin Electric Co., Ltd.	13,000	62,879
Nissin Foods Holdings Co., Ltd.	1,600	55,904
*Nissin Kogyo Co., Ltd.	6,600	96,285
Nissin Sugar Manufacturing Co., Ltd.	9,000	18,723
Nitori Co., Ltd.	400	34,459
Nitta Corp.	1,600	24,884
Nittetsu Mining Co., Ltd.	13,000	44,372
#Nitto Boseki Co., Ltd.	19,000	43,706
Nitto Denko Corp.	13,000	449,754
Nitto Kogyo Corp.	5,100	45,739
Nitto Kohki Co., Ltd.	2,500	55,614
*NKSJ Holdings, Inc.	53,000	309,798
Noevir Co., Ltd.	2,400	27,912
NOF Corp.	25,000	102,898
Nohmi Bosai, Ltd.	4,000	22,957
NOK Corp.	18,400	300,688
Nomura Co., Ltd.	3,000	10,175
Nomura Holdings, Inc.	54,200	304,783
Nomura Holdings, Inc. ADR	119,749	674,187
*Nomura Real Estate Holdings, Inc.	12,700	156,161
Nomura Research Institute, Ltd.	1,800	35,727
Noritake Co., Ltd.	10,000	35,794
Noritsu Koki Co., Ltd.	5,600	37,935
Noritz Corp.	3,200	58,194
NS Solutions Corp.	3,400	62,994
NSD Co., Ltd.	3,000	32,459
#NSK, Ltd.	54,000	383,251
NTN Corp.	66,000	285,754
NTT Data Corp.	13	47,296
NTT DoCoMo, Inc.	270	428,956
NTT DoCoMo, Inc. Sponsored ADR	9,600	152,736
*Obara Corp.	2,400	25,976
Obayashi Corp.	39,000	166,110
Obayashi Road Corp.	10,000	20,485
*Obic Business Consultants Co., Ltd.	800	41,835
Obic Co., Ltd.	500	94,398
Odakyu Electric Railway Co., Ltd.	10,000	91,240
Oenon Holdings, Inc.	13,000	28,006
Ogaki Kyoritsu Bank, Ltd. (The)	41,000	130,325
*Ohara, Inc.	2,400	37,631
*Ohashi Technica, Inc.	100	708

1062

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	Shares	Value††

JAPAN — (Continued)
Oiles Corp.	2,520	$41,492
Oita Bank, Ltd. (The)	27,000	84,449
Oji Paper Co., Ltd.	42,000	202,698
Okabe Co., Ltd.	9,000	38,326
Okamoto Industries, Inc.	13,000	53,478
Okamura Corp.	6,000	34,936
Okasan Securities Group, Inc.	28,000	105,721
#*Oki Electric Industry Co., Ltd.	72,000	57,438
Okinawa Electric Power Co., Ltd.	1,500	76,787
*OKK Corp.	21,000	32,829
*OKUMA Corp.	15,000	90,220
Okumura Corp.	18,000	64,424
*Okura Industrial Co., Ltd.	3,000	8,599
Okuwa Co., Ltd.	4,000	37,681
Olympic Corp.	1,500	10,968
Olympus Corp.	3,000	80,451
O-M, Ltd.	9,000	26,031
Omron Corp.	13,400	323,365
Ono Pharmaceutical Co., Ltd.	3,100	128,440
ONO Sokki Co., Ltd.	5,000	15,023
Onoken Co., Ltd.	4,100	36,371
#Onward Holdings Co., Ltd.	17,000	127,793
Oracle Corp. Japan	1,000	52,944
Organo Corp.	12,000	76,838
#Oriental Land Co., Ltd.	800	66,824
Osaka Gas Co., Ltd.	27,000	99,654
Osaka Organic Chemical Industry, Ltd.	1,200	8,876
Osaka Steel Co., Ltd.	3,300	51,073
Osaka Titanium Technologies Co., Ltd.	1,700	72,522
Osaki Electric Co., Ltd.	4,000	34,590
OSG Corp.	6,400	70,321
Otsuka Corp.	600	39,066
Oyo Corp.	3,500	26,489
*P.S. Mitsubishi Construction Co., Ltd.	5,200	14,410
Pacific Industrial Co., Ltd.	10,000	46,215
#Pacific Metals Co., Ltd.	14,000	100,316
Pack Corp. (The)	2,600	49,166
Pal Co., Ltd.	2,100	84,698
PanaHome Corp.	15,000	91,994
Panasonic Corp.	17,000	224,633
Panasonic Corp. Sponsored ADR	64,414	854,130
Panasonic Electric Works Co., Ltd.	19,000	240,866
Panasonic Electric Works Information Systems Co., Ltd.	1,000	25,696
Paramount Bed Co., Ltd.	3,400	79,850
Parco Co., Ltd.	10,700	77,806
#Paris Miki Holdings, Inc.	6,500	51,825
Pasco Corp.	1,000	2,105
Penta-Ocean Construction Co., Ltd.	25,000	34,412
PGM Holdings K.K.	86	52,727
Pigeon Corp.	1,400	51,575
Pilot Corp.	5	8,623
Piolax, Inc.	2,600	49,762
*Pioneer Electronic Corp.	13,700	49,983
*Plenus Co., Ltd.	1,900	29,441
*Press Kogyo Co., Ltd.	20,000	57,901
Prima Meat Packers, Ltd.	27,000	30,242
*Renesas Electronics Corp.	5,400	51,455
Rengo Co., Ltd.	29,000	187,276
#Resona Holdings, Inc.	7,200	78,799
Resorttrust, Inc.	2,600	37,330
Rhythm Watch Co., Ltd.	18,000	29,944

1063

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	Shares	Value††

JAPAN — (Continued)
Ricoh Co., Ltd.	31,381	$433,399
Ricoh Leasing Co., Ltd.	2,600	62,614
Riken Corp.	22,000	76,626
Riken Vitamin Co., Ltd.	100	2,789
Rinnai Corp.	1,400	74,991
*Riso Kagaku Corp.	2,280	21,617
Rock Field Co., Ltd.	2,800	39,028
Rohm Co., Ltd.	7,500	472,646
Rohto Pharmaceutical Co., Ltd.	4,000	49,066
Roland Corp.	1,600	18,923
Roland DG Corp.	1,400	18,334
Round One Corp.	11,700	52,637
Royal Holdings Co., Ltd.	2,800	28,051
*Ryobi, Ltd.	22,000	72,080
Ryoden Trading Co., Ltd.	3,000	17,100
*Ryohin Keikaku Co., Ltd.	1,400	51,669
Ryosan Co., Ltd.	4,300	109,653
Ryoshoku, Ltd.	2,100	51,740
Ryoyo Electro Corp.	4,900	52,307
S Foods, Inc.	2,000	16,816
Saibu Gas Co., Ltd.	31,000	86,138
Saizeriya Co., Ltd.	2,700	50,760
Sakai Chemical Industry Co., Ltd.	21,000	83,538
Sakata INX Corp.	12,000	51,848
Sakata Seed Corp.	5,500	74,001
Sala Corp.	2,500	15,121
San-A Co., Ltd.	1,000	36,754
San-Ai Oil Co., Ltd.	8,000	30,990
Sanden Corp.	17,000	55,660
Sanei-International Co., Ltd.	200	2,564
*Sangetsu Co., Ltd.	1,800	39,505
San-in Godo Bank, Ltd. (The)	24,000	176,270
Sankei Building Co., Ltd.	9,200	48,214
*Sanken Electric Co., Ltd.	9,000	35,262
Sanki Engineering Co., Ltd.	5,000	39,529
*Sankyo Co., Ltd.	1,400	68,455
*Sankyo-Tateyama Holdings, Inc.	65,000	78,563
*Sankyu, Inc.	32,000	134,670
Sanoh Industrial Co., Ltd.	6,500	50,253
Sanrio Co., Ltd.	4,700	69,165
Sanshin Electronics Co., Ltd.	7,000	59,015
Santen Pharmaceutical Co., Ltd.	3,100	103,767
Sanwa Holdings Corp.	25,000	79,949
Sanyo Chemical Industries, Ltd.	9,000	62,447
Sanyo Denki Co., Ltd.	2,000	10,592
*Sanyo Electric Co., Ltd.	8,000	12,592
Sanyo Shokai, Ltd.	14,000	55,855
*Sanyo Special Steel Co., Ltd.	16,000	82,643
Sapporo Hokuyo Holdings, Inc.	50,100	237,322
Sapporo Holdings, Ltd.	14,000	67,259
Sasebo Heavy Industries Co., Ltd.	21,000	41,737
Sato Corp.	3,900	48,915
*Sawai Pharmaceutical Co., Ltd.	400	35,504
*Saxa Holdings, Inc.	6,000	9,790
SBI Holdings, Inc.	3,237	429,458
Secom Co., Ltd.	1,200	55,127
Secom Techno Service Co., Ltd.	500	14,990
Sega Sammy Holdings, Inc.	11,200	164,714
Seikagaku Corp.	4,100	41,292
Seiko Epson Corp.	20,600	269,979
*Seiko Holdings Corp.	16,000	50,404

1064

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	Shares	Value††

JAPAN — (Continued)
Seino Holdings Co., Ltd.	20,000	$134,141
Seiren Co., Ltd.	8,600	51,910
Sekisui Chemical Co., Ltd.	33,000	222,647
Sekisui House, Ltd.	45,000	398,596
Sekisui Jushi Co., Ltd.	7,000	67,977
Sekisui Plastics Co., Ltd.	13,000	68,201
Senko Co., Ltd.	14,000	43,958
Senshu Electric Co., Ltd.	1,300	12,781
Senshu Ikeda Holdings, Inc.	3,700	5,417
Senshukai Co., Ltd.	6,400	36,933
Seven & I Holdings Co., Ltd.	23,400	558,537
Sharp Corp.	63,000	689,707
*Shibaura Mechatronics Corp.	11,000	44,027
Shibusawa Warehouse Co., Ltd.	8,000	26,921
Shiga Bank, Ltd.	34,000	207,399
Shikibo, Ltd.	29,000	35,200
Shikoku Bank, Ltd.	28,000	89,387
Shikoku Chemicals Corp.	11,000	58,487
#Shikoku Electric Power Co., Inc.	3,400	100,175
Shima Seiki Manufacturing Co., Ltd.	3,600	79,272
#Shimachu Co., Ltd.	5,600	101,978
Shimadzu Corp.	21,000	160,573
Shimamura Co., Ltd.	300	27,147
Shimano, Inc.	1,300	65,895
Shimizu Bank, Ltd.	1,200	49,925
Shimizu Corp.	37,000	139,489
*Shimojima Co., Ltd.	300	4,245
Shin Nippon Air Technologies Co., Ltd.	3,500	24,252
Shinagawa Refractories Co., Ltd.	17,000	46,150
*Shindengen Electric Manufacturing Co., Ltd.	22,000	83,898
Shin-Etsu Chemical Co., Ltd.	4,400	218,619
Shin-Etsu Polymer Co., Ltd.	9,200	54,264
Shinkawa, Ltd.	3,500	46,399
Shin-Keisei Electric Railway Co., Ltd.	7,000	28,629
Shinko Electric Industries Co., Ltd.	10,900	143,938
Shinko Plantech Co., Ltd.	4,400	40,854
Shinko Shoji Co., Ltd.	5,300	46,675
Shinmaywa Industries, Ltd.	15,000	55,350
#*Shinsei Bank, Ltd.	137,000	126,022
#Shinwa Kaiun Kaisha, Ltd.	32,000	84,567
Shionogi & Co., Ltd.	3,000	61,335
SHIP HEALTHCARE HOLDINGS, Inc.	68	45,632
Shiroki Corp.	13,000	29,586
Shiseido Co., Ltd.	2,000	44,623
Shizuoka Bank, Ltd.	47,000	390,531
Shizuoka Gas Co., Ltd.	11,000	73,884
Sho-Bond Corp.	1,200	25,574
Shochiku Co., Ltd.	4,000	27,258
*Showa Corp.	5,900	32,722
Showa Denko K.K	168,000	331,960
Showa Sangyo Co., Ltd.	16,000	49,603
Showa Shell Sekiyu K.K.	26,000	191,344
Sinanen Co., Ltd.	10,000	41,422
Sinfonia Technology Co., Ltd.	13,000	27,595
Sintokogio, Ltd.	5,600	42,361
SKY Perfect JSAT Holdings, Inc.	257	90,806
SMC Corp.	700	92,527
SMK Corp.	14,000	68,118
SNT Corp.	8,100	21,036
Soda Nikka Co., Ltd.	3,000	11,621
*Sodick Co., Ltd.	11,700	35,234

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	Shares	Value††

JAPAN — (Continued)
Softbank Corp.	4,800	$143,190
Sohgo Security Services Co., Ltd.	8,100	81,909
Sojitz Corp.	194,700	308,784
*So-net Entertainment Corp.	15	36,150
Sony Corp. Sponsored ADR	48,003	1,498,654
Sony Financial Holdings, Inc.	13	47,097
Sotetsu Holdings, Inc.	11,000	50,678
Square Enix Holdings Co., Ltd.	1,500	28,856
Stanley Electric Co., Ltd.	14,800	255,754
Star Micronics Co., Ltd.	4,100	43,548
Starzen Co., Ltd.	3,000	8,340
Sugi Holdings Co., Ltd.	1,400	30,702
*Sumco Corp.	13,400	253,595
*Sumikin Bussan Corp.	19,000	40,959
Suminoe Textile Co., Ltd.	13,000	24,259
Sumisho Computer Systems Corp.	3,100	47,572
Sumitomo Bakelite Co., Ltd.	32,000	166,698
#Sumitomo Chemical Co., Ltd.	101,355	438,913
Sumitomo Corp.	46,500	493,528
Sumitomo Densetsu Co., Ltd.	1,600	6,920
Sumitomo Electric Industries, Ltd.	50,800	592,521
Sumitomo Forestry Co., Ltd.	17,000	130,480
Sumitomo Heavy Industries, Ltd.	68,000	397,848
*Sumitomo Light Metal Industries, Ltd.	46,000	48,043
Sumitomo Metal Industries, Ltd.	49,000	118,331
Sumitomo Metal Mining Co., Ltd.	28,000	372,395
*Sumitomo Mitsui Construction Co., Ltd.	57,400	45,903
Sumitomo Mitsui Financial Group, Inc.	68,300	2,104,954
Sumitomo Osaka Cement Co., Ltd.	44,000	82,363
Sumitomo Pipe & Tube Co., Ltd.	7,300	40,555
Sumitomo Precision Products Co., Ltd.	1,000	3,250
*Sumitomo Real Estate Sales Co., Ltd.	1,100	45,092
Sumitomo Realty & Development Co., Ltd.	5,000	89,894
Sumitomo Rubber Industries, Ltd.	20,300	200,641
Sumitomo Seika Chemicals Co., Ltd.	14,000	55,738
Sumitomo Trust & Banking Co., Ltd.	56,000	309,910
Sumitomo Warehouse Co., Ltd.	23,000	110,206
Sundrug Co., Ltd.	1,600	41,267
*Sun-Wa Technos Corp.	3,400	19,692
SUNX, Ltd.	5,800	33,800
Suruga Bank, Ltd.	25,000	224,872
Suzuken Co., Ltd.	7,500	262,212
Suzuki Motor Corp.	14,900	311,874
*SWCC Showa Holdings Co., Ltd.	45,000	42,084
Sysmex Corp.	1,100	63,139
T RAD Co., Ltd.	2,000	5,548
T&D Holdings, Inc.	14,550	317,480
T. Hasegawa Co., Ltd.	2,900	44,603
Tachibana Eletech Co., Ltd.	5,200	38,758
Tachi-S Co., Ltd.	4,800	49,246
Tact Home Co., Ltd.	9	7,517
*Tadano, Ltd.	18,000	88,377
Taihei Dengyo Kaisha, Ltd.	6,000	42,627
Taihei Kogyo Co., Ltd.	1,000	3,655
*Taiheiyo Cement Corp.	119,000	161,198
Taiho Kogyo Co., Ltd.	2,200	16,424
Taikisha, Ltd.	4,200	66,299
Taisei Corp.	141,000	281,523
Taisho Pharmaceutical Co., Ltd.	9,000	175,151
Taiyo Nippon Sanso Corp.	18,000	157,104
Taiyo Yuden Co., Ltd.	15,000	191,808

1066

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	Shares	Value††

JAPAN — (Continued)
*Takachiho Koheki Co., Ltd.	1,800	$18,559
Takamatsu Construction Group Co., Ltd.	2,600	31,634
Takano Co., Ltd.	600	3,193
Takara Holdings, Inc.	22,000	118,718
Takara Printing Co., Ltd.	3,100	24,082
Takara Standard Co., Ltd.	13,000	83,885
Takasago International Corp.	7,000	32,000
Takasago Thermal Engineering Co., Ltd.	11,000	94,569
Takashimaya Co., Ltd.	37,000	286,691
Takata Corp.	3,800	74,814
Takeda Pharmaceutical Co., Ltd.	5,900	270,742
*Takihyo Co., Ltd.	5,000	22,360
Takiron Co., Ltd.	10,000	30,499
*Takisawa Machine Tool Co., Ltd.	14,000	15,380
Tamron Co., Ltd.	3,900	65,159
Tamura Corp.	1,000	3,318
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	33,953
TBK Co., Ltd.	1,000	3,547
TDK Corp.	1,200	72,307
TDK Corp. Sponsored ADR	7,012	419,668
Tecmo Koei Holdings Co., Ltd.	8,050	52,829
Teijin, Ltd.	105,000	333,585
Teikoku Piston Ring Co., Ltd.	4,700	37,111
Teikoku Sen-I Co., Ltd.	6,000	33,022
*Tekken Corp.	24,000	20,261
*Temp Holdings Co., Ltd.	200	1,652
Tenma Corp.	3,100	33,396
Terumo Corp.	1,100	57,777
THK Co., Ltd.	12,500	245,749
TKC, Corp.	2,900	49,571
Toa Corp.	27,000	27,451
Toagosei Co., Ltd.	29,000	128,446
Tobu Railway Co., Ltd.	15,000	85,942
Tobu Store Co., Ltd.	10,000	29,174
TOC Co., Ltd.	17,300	63,746
Tochigi Bank, Ltd.	15,000	61,765
Toda Corp.	30,000	95,905
Toei Co., Ltd.	9,000	38,632
Toenec Corp.	7,000	40,290
Toho Bank, Ltd.	35,000	102,719
Toho Co., Ltd. (6895200)	2,700	44,627
Toho Co., Ltd. (6895211)	4,000	14,311
Toho Gas Co., Ltd.	19,000	95,858
*Toho Holdings Co., Ltd.	3,000	44,691
#Toho Zinc Co., Ltd.	8,000	29,088
Tohuku Electric Power Co., Inc.	5,300	114,259
Tokai Carbon Co., Ltd.	20,000	105,472
Tokai Rika Co., Ltd.	10,600	179,438
Tokai Rubber Industries, Ltd.	4,600	54,511
Tokai Tokyo Financial Holdings, Inc.	39,000	141,466
Token Corp.	1,300	37,642
Tokio Marine Holdings, Inc.	34,600	945,959
Tokio Marine Holdings, Inc. ADR	1,000	27,210
Toko Electric Corp.	4,000	23,857
Tokushu Tokai Paper Co., Ltd.	22,000	53,728
Tokuyama Corp.	39,000	195,263
Tokyo Broadcasting System, Inc.	3,900	49,686
Tokyo Dome Corp.	21,000	55,670
Tokyo Electric Power Co., Ltd.	12,688	347,994
Tokyo Electron, Ltd.	8,500	455,887
Tokyo Energy & Systems, Inc.	6,000	40,800

1067

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	Shares	Value††

JAPAN — (Continued)
Tokyo Gas Co., Ltd.	29,000	$131,505
*Tokyo Kikai Seisakusho, Ltd.	23,000	24,985
Tokyo Ohka Kogyo Co., Ltd.	5,800	99,364
Tokyo Rakutenchi Co., Ltd.	7,000	27,207
Tokyo Rope Manufacturing Co., Ltd.	21,000	53,128
Tokyo Sangyo Co., Ltd.	4,000	11,972
#*Tokyo Seimitsu Co., Ltd.	2,300	31,217
Tokyo Steel Manufacturing Co., Ltd.	16,400	195,908
Tokyo Style Co., Ltd.	13,000	101,869
Tokyo Tatemono Co., Ltd.	60,000	195,215
Tokyo Tekko Co., Ltd.	12,000	29,288
Tokyo Tomin Bank, Ltd.	7,826	85,745
Tokyotokeiba Co., Ltd.	31,000	43,798
Tokyu Community Corp.	2,000	55,424
Tokyu Construction Co., Ltd.	9,230	23,901
Tokyu Corp.	17,000	73,118
Tokyu Land Corp.	67,000	243,256
Tomato Bank, Ltd.	6,000	11,993
Tomen Electronics Corp.	200	2,354
Tomoku Co., Ltd.	21,000	56,255
*TOMONY Holdings, Inc.	17,000	62,180
#Tomy Co., Ltd.	5,300	42,188
Tonami Holdings Co., Ltd.	16,000	34,163
TonenGeneral Sekiyu K.K.	5,000	45,098
*Topcon Corp.	8,200	40,025
Toppan Forms Co., Ltd.	8,800	84,573
Toppan Printing Co., Ltd.	41,000	337,403
Topre Corp.	9,700	69,503
Topy Industries, Ltd.	22,000	49,471
Toray Industries, Inc.	16,000	85,665
Torigoe Co., Ltd. (The)	4,100	33,667
Torii Pharmaceutical Co., Ltd.	2,600	42,678
#*Toshiba Corp.	19,000	99,395
#Toshiba Machine Co., Ltd.	13,000	47,215
Toshiba Plant Kensetsu Co., Ltd.	5,000	59,457
Toshiba TEC Corp.	20,000	72,602
*Tosho Printing Co., Ltd.	11,000	19,026
Tosoh Corp.	69,000	184,289
Totetsu Kogyo Co., Ltd.	2,000	12,973
TOTO, Ltd.	25,000	170,480
Tottori Bank, Ltd.	13,000	33,839
Touei Housing Corp.	3,545	37,276
Towa Bank, Ltd.	52,000	46,239
Towa Pharmaceutical Co., Ltd.	300	17,698
Toyo Corp.	5,300	58,417
Toyo Engineering Corp.	12,000	37,587
Toyo Ink Manufacturing Co., Ltd.	28,000	108,302
Toyo Kanetsu K.K.	27,000	42,366
Toyo Kohan Co., Ltd.	9,000	51,223
Toyo Securities Co., Ltd.	21,000	33,942
Toyo Seikan Kaisha, Ltd.	14,100	226,428
Toyo Suisan Kaisha, Ltd.	4,000	86,310
#Toyo Tanso Co, Ltd.	800	40,276
Toyo Tire & Rubber Co., Ltd.	21,000	48,638
Toyobo Co., Ltd.	81,000	138,680
Toyoda Gosei Co., Ltd.	10,700	266,993
Toyota Auto Body Co., Ltd.	8,400	115,780
#Toyota Boshoku Corp.	8,300	131,073
Toyota Motor Corp.	2,700	94,781
*Toyota Motor Corp. Sponsored ADR	41,264	2,897,971
Toyota Tsusho Corp.	16,900	256,667

1068

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	Shares	Value††

JAPAN — (Continued)
Trans Cosmos, Inc.	5,800	$52,774
Trend Micro, Inc.	1,500	44,231
Trusco Nakayama Corp.	3,200	47,899
*TS Tech Co., Ltd.	4,400	69,064
Tsubakimoto Chain Co.	12,000	50,147
Tsukishima Kikai Co., Ltd.	6,000	41,235
*Tsukuba Bank, Ltd.	11,500	30,196
Tsumura & Co.	1,500	45,061
Tsuruha Holdings, Inc.	1,600	61,575
Tsurumi Manufacturing Co., Ltd.	2,000	12,855
Tsutsumi Jewelry Co., Ltd.	2,200	51,041
TV Asahi Corp.	35	49,590
TV Tokyo Corp.	600	11,469
Ube Industries, Ltd.	32,000	79,945
Ube Material Industries, Ltd.	4,000	9,596
Uchida Yoko Co., Ltd.	8,000	24,804
Ulvac, Inc.	6,100	119,849
Uni-Charm Corp.	600	71,238
*Uniden Corp.	13,000	35,634
Union Tool Co.	1,600	40,055
#*Unipres Corp.	2,900	48,485
*Unitika, Ltd.	38,000	32,947
UNY Co., Ltd.	28,400	219,220
U-Shin, Ltd.	6,200	56,854
Ushio, Inc.	6,200	105,138
USS Co., Ltd.	660	49,454
Utoc Corp.	2,600	6,863
Valor Co., Ltd.	7,100	55,710
Vital KSK Holdings, Inc.	7,300	42,144
Wacoal Corp.	15,000	196,222
Warabeya Nichiyo Co., Ltd.	2,700	32,827
Watami Food Service Co., Ltd.	1,600	30,841
West Japan Railway Co.	36	133,108
Wood One Co., Ltd.	1,000	3,670
Xebio Co., Ltd.	3,900	77,196
Yachiyo Bank, Ltd. (The)	3,500	67,632
Yahagi Construction Co., Ltd.	5,000	30,617
Yahoo! Japan Corp.	104	39,884
Yaizu Suisankagaku Industry Co., Ltd.	500	5,829
Yakult Honsha Co., Ltd.	1,900	54,932
Yamada Denki Co., Ltd.	1,240	83,692
Yamagata Bank, Ltd.	24,000	112,341
Yamaguchi Financial Group, Inc.	30,000	280,254
Yamaha Corp.	23,500	260,423
*Yamaha Motor Co., Ltd.	18,200	235,188
Yamanashi Chuo Bank, Ltd.	22,000	88,620
Yamatake Corp.	4,800	122,327
*Yamato Holdings Co., Ltd.	17,200	213,207
*Yamato Kogyo Co., Ltd.	6,400	155,644
Yamazaki Baking Co., Ltd.	9,000	114,093
Yamazen Co., Ltd.	13,000	54,855
Yaoko Co., Ltd.	900	25,870
#Yaskawa Electric Corp.	23,000	172,908
Yasuda Warehouse Co., Ltd. (The)	900	5,291
Yellow Hat, Ltd.	3,300	22,803
Yodogawa Steel Works, Ltd.	18,000	75,532
Yokogawa Bridge Holdings Corp.	7,000	47,058
*Yokogawa Electric Corp.	35,800	211,249
Yokohama Reito Co., Ltd.	8,400	60,467
Yokohama Rubber Co., Ltd.	36,000	192,194
Yokowo Co., Ltd.	3,300	20,030

1069

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	Shares	Value††

JAPAN — (Continued)
Yomeishu Seizo Co., Ltd.	1,000	$9,426
Yonekyu Corp.	4,500	39,380
Yorozu Corp.	4,600	66,973
Yoshinoya Holdings Co., Ltd.	64	73,385
*Yuasa Trading Co., Ltd.	40,000	37,887
Yuken Kogyo Co., Ltd.	9,000	18,508
Yuki Gosei Kogyo Co., Ltd.	6,000	16,351
Yurtec Corp.	7,000	27,986
*Yusen Air & Sea Service Co., Ltd.	2,400	35,407
Zeon Corp.	25,000	179,808
Zuken, Inc.	6,000	40,840

TOTAL JAPAN		128,353,788

MALAYSIA — (0.8%)
Aeon Co. Berhad	30,000	48,068
Affin Holdings Berhad	52,000	49,918
*Airasia Berhad	115,300	54,095
Alliance Financial Group Berhad	132,400	121,710
AMMB Holdings Berhad	122,400	198,303
APM Automotive Holdings Berhad	47,200	68,853
*Axiata Group Berhad	148,725	199,371
*Bandar Raya Developments Berhad	35,000	22,014
Batu Kawan Berhad	27,600	96,512
Berjaya Corp. Berhad	97,000	33,036
Berjaya Land Berhad	19,000	25,485
*Berjaya Media Berhad	2,400	454
*Berjaya Retail Berhad	9,700	3,964
Berjaya Sports Toto Berhad	16,071	21,238
Boustead Holdings Berhad	35,140	43,102
British American Tobacco Malaysia Berhad	3,400	48,018
Chemical Co. of Malaysia Berhad	26,300	17,253
CIMB Group Holdings Berhad	94,400	219,861
Dialog Group Berhad	193,779	65,926
Digi.Com Berhad	6,100	47,381
DRB-Hicom Berhad	140,000	49,832
*Eastern & Oriental Berhad	116,300	43,203
*EON Capital Berhad	51,500	112,718
Faber Group Berhad	52,400	46,068
Gamuda Berhad	140,400	146,638
Genting Berhad	66,300	166,845
Genting Malaysia Berhad	48,400	43,432
Genting Plantations Berhad	33,300	73,355
*Green Packet Berhad	72,400	22,362
Guiness Anchor Berhad	23,000	58,803
Hap Seng Plantations Holdings Berhad	84,900	61,642
Hong Leong Bank Berhad	22,000	62,336
Hong Leong Financial Group Berhad	41,700	113,926
Hong Leong Industries Berhad	31,400	49,455
IGB Corp. Berhad	91,800	54,352
IJM Corp. Berhad	142,660	226,735
*IJM Land Berhad	143,000	107,985
IJM Plantations Berhad	80,200	61,298
IOI Corp. Berhad	50,026	80,630
Keck Seng (Malaysia) Berhad	19,000	35,313
*Kinsteel Berhad	144,000	39,018
KLCC Property Holdings Berhad	52,600	52,734
*KNM Group Berhad	328,500	51,711
Kulim Malaysia Berhad	9,400	23,378
Lafarge Malayan Cement Berhad	33,600	71,306
Landmarks Berhad	74,700	31,071
Lingkaran Trans Kota Holdings Berhad	39,000	39,069

1070

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	Shares	Value††

MALAYSIA — (Continued)
Lion Industries Corp. Berhad	118,500	$59,787
LPI Capital Berhad	5,300	29,630
*Mah Sing Group Berhad	89,280	51,661
Malayan Banking Berhad	39,150	95,365
Malaysia Airports Holdings Berhad	15,700	25,452
*Malaysian Airlines System Berhad	38,000	25,489
Malaysian Bulk Carriers Berhad	61,200	56,372
Malaysian Pacific Industries Berhad	2,600	4,940
Malaysian Resources Corp. Berhad	349,350	186,014
Media Prima Berhad	38,000	25,904
*MISC Berhad	38,280	106,012
MMC Corp. Berhad	195,100	159,124
*Muhibbah Engineering Berhad	115,700	34,044
*Mulpha International Berhad	518,800	72,590
Nestle (Malaysia) Berhad	5,100	62,278
Oriental Holdings Berhad	30,480	50,532
OSK Holdings Berhad	174,500	71,455
*OSK Ventures International Berhad	21,152	3,131
Parkson Holdings Berhad	29,391	51,133
Petronas Dagangan Berhad	17,100	55,256
Petronas Gas Berhad	14,200	44,668
Plus Expressways Berhad	51,300	61,962
POS Malaysia Berhad	78,600	76,881
PPB Group Berhad	29,100	158,721
*Proton Holdings Berhad	52,800	76,414
RHB Capital Berhad	58,700	119,844
SapuraCrest Petroleum Berhad	99,700	71,887
Sarawak Oil Palms Berhad	13,800	12,195
*Scomi Group Berhad	335,900	44,955
Selangor Properties Berhad	24,800	26,694
Shell Refining Co. Federation of Malaysia Berhad	25,800	86,464
Sime Darby Berhad	29,200	71,719
SP Setia Berhad	42,600	56,042
Star Publications (Malaysia) Berhad	37,200	41,201
Sunrise Berhad	91,900	58,705
*Sunway City Berhad	62,000	73,389
Sunway Holdings Berhad	100,300	49,492
Ta Ann Holdings Berhad	23,600	38,365
TA Enterprise Berhad	253,700	51,922
TA Global Berhad (B3X17H6)	152,220	18,165
*TA Global Berhad (B4LM6X7)	152,220	14,114
Tan Chong Motor Holdings Berhad	100,000	147,300
Telekom Malaysia Berhad	49,500	52,314
Tenaga Nasional Berhad	17,000	45,948
Titan Chemicals Corp. Berhad	171,700	119,661
Top Glove Corp. Berhad	77,200	161,188
Tradewinds (Malaysia) Berhad	34,700	39,270
TSH Resources Berhad	54,700	31,636
*UEM Land Holdings Berhad	43,125	23,102
UMW Holdings Berhad	41,900	82,322
Unico-Desa Plantations Berhad	147,900	45,778
*Unisem (M) Berhad	114,400	82,617
United Plantations Berhad	11,300	51,513
Wah Seong Corp. Berhad	52,433	40,594
WCT Berhad	59,400	52,823
YTL Corp. Berhad	50,370	118,797
YTL Power International Berhad	68,200	48,484
*Yu Neh Huat Berhad	98,751	52,186
*Zhulian Corp Berhad	45,600	29,107

TOTAL MALAYSIA		7,014,385

1071

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	Shares	Value††

MEXICO — (1.0%)
Alfa S.A.B. de C.V. Series A	40,500	$313,588
Alsea de Mexico S.A.B. de C.V	25,000	24,690
America Movil S.A.B. de C.V. Series L	6,700	16,633
America Movil S.A.B. de C.V. Series L ADR	6,800	337,348
*Axtel S.A.B. de C.V	75,000	49,124
Banco Compartamos S.A. de C.V	26,500	157,868
Bolsa Mexicana de Valores S.A. de C.V	69,400	118,712
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	11,600	56,823
*Carso Infraestructura y Construccion S.A.B. de C.V	186,040	101,569
*Cementos de Mexico S.A.B de C.V. Series B	214,914	204,441
*Cemex S.A.B. de C.V. Sponsored ADR	19,576	184,797
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	157,550
Consorcio ARA S.A.B. de C.V	102,900	67,479
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	52,100	47,832
*Corporacion GEO S.A.B. de C.V. Series B	50,300	141,083
Corporacion Moctezuma S.A.B. de C.V	73,800	175,918
*Desarrolladora Homex S.A.B. de C.V	28,600	141,862
Embotelladora Arca S.A.B. de C.V	71,200	253,146
*Empresas ICA S.A.B. de C.V	27,800	70,287
*Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	91,546
*Financiera Independencia S.A.B de C.V	32,800	33,068
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	306,684
*Genomma Lab Internacional S.A. de C.V	8,500	29,012
*Gruma S.A.B. de C.V. ADR	500	2,965
*Gruma S.A.B. de C.V. Series B	14,000	20,961
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V	50,000	82,960
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	237,177
Grupo Aeroportuario del Sureste S.A.B. de C.V	2,400	12,792
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	5,100	271,116
Grupo Carso S.A.B. de C.V. Series A-1	78,700	298,465
*Grupo Cementos de Chihuahua S.A.B. de C.V	1,100	3,759
Grupo Continental S.A.B. de C.V	48,600	137,428
Grupo Elektra S.A. de C.V	1,790	71,415
*Grupo Famsa S.A.B. de C.V	20,700	29,439
Grupo Financiero Banorte S.A.B. de C.V	151,400	593,195
Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	200,714
Grupo Herdez S.A.B. de C.V	19,000	26,721
Grupo Industrial Bimbo S.A.B. de C.V. Series A	39,300	296,533
*Grupo Lamosa S.A.B. de C.V	33,900	33,480
Grupo Mexico S.A.B. de C.V. Series B	357,701	946,766
Grupo Modelo S.A.B. de C.V. Series C	23,500	128,113
*Grupo Simec, S.A. de C.V	20,200	45,007
Grupo Televisa S.A. de C.V	1,100	4,192
Grupo Televisa S.A. de C.V. Sponsored ADR	10,300	195,700
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V	117,000	141,434
*Industrias CH S.A.B. de C.V. Series B	27,100	97,422
Industrias Penoles S.A.B. de C.V	6,385	133,675
Kimberly Clark de Mexico S.A.B. de C.V. Series A	22,800	143,212
*Megacable Holdings S.A.B. de C.V	52,000	129,417
Mexichem S.A.B.de C.V	100,618	279,036
*Organizacion Soriana S.A.B. de C.V. Series B	130,100	350,517
*Promotora y Operadora de Infraestructura S.A. de C.V	18,900	43,454
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	43,350
Telmex Internacional S.A.B. de C.V. ADR	5,000	91,550
TV Azteca S.A.B. de C.V. Series A	161,100	87,189
*Urbi Desarrollos Urbanos S.A.B. de C.V	64,500	124,854
Wal-Mart de Mexico S.A.B. de C.V. Series V	45,200	106,065

TOTAL MEXICO		8,491,133

NETHERLANDS — (1.9%)
Aalberts Industries NV	9,103	135,825

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	Shares	Value††

NETHERLANDS — (Continued)
Accell Group NV	1,017	$45,758
*Aegon NV	27,702	166,394
*Aegon NV ADR	74,494	447,709
*AFC Ajax NV	546	4,560
Akzo Nobel NV	14,626	860,746
Akzo Nobel NV Sponsored ADR	500	29,515
*AMG Advanced Metallurgical Group NV	2,752	25,342
Amsterdam Commodities NV	175	1,834
Arcadis NV	5,239	101,522
ArcelorMittal NV	11,420	349,621
ArcelorMittal NV ADR	22,500	690,750
*ASM International NV	4,654	118,304
ASML Holding NV ADR	12,550	403,984
B, Inc. Bank NV	3,740	52,462
Beter Bed Holding NV	134	2,986
Brunel International NV	3,554	112,419
*Crucell NV ADR	9,691	187,715
*CSM NV	7,211	209,219
*Draka Holding NV	6,927	105,470
Exact Holding NV	1,884	43,803
Fugro NV	9,371	494,909
Grontmij NV	1,470	28,241
*Heijmans NV	2,833	44,916
Heineken NV	15,682	709,779
Imtech NV	4,633	129,226
*ING Groep NV	213	2,043
*ING Groep NV Sponsored ADR	263,004	2,530,098
#*InnoConcepts NV	16,887	4,756
KAS Bank NV	973	14,962
Koninklijke Ahold NV	65,065	835,504
Koninklijke Ahold NV ADR	400	5,124
Koninklijke Bam Groep NV	23,943	115,775
Koninklijke Boskalis Westminster NV	7,298	301,432
Koninklijke DSM NV	18,148	860,513
Koninklijke KPN NV	12,546	174,338
Koninklijke Philips Electronics NV	10,953	340,496
Koninklijke Ten Cate NV	5,798	154,860
Koninklijke Vopak NV	6,788	275,827
Macintosh Retail Group NV	309	6,041
Mediq NV	4,095	75,655
Nutreco NV	3,505	211,813
*Ordina NV	14,194	58,249
Philips Electronics NV ADR	60,425	1,880,426
*Randstad Holdings NV	13,545	608,252
Reed Elsevier NV	1,169	15,136
Reed Elsevier NV ADR	4,200	108,654
SBM Offshore NV	21,357	337,194
Sligro Food Group NV	1,113	31,616
*SNS Reaal Groep NV	9,935	54,666
Telegraaf Media Groep NV	3,910	73,857
TKH Group NV	3,949	78,227
TNT NV	37,839	1,127,885
#*TomTom NV	15,822	95,301
Unilever NV	2,976	87,532
Unilever NV ADR	11,120	327,929
Unit 4 NV	1,534	33,736
*USG People NV	12,296	188,830
*Wavin NV	2,615	37,543
Wolters Kluwer NV	17,042	343,961

TOTAL NETHERLANDS		16,901,240

1073

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CONTINUED

	Shares	Value††

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	58,896	$47,524
Auckland International Airport, Ltd.	99,134	142,603
Contact Energy, Ltd.	38,517	159,521
*Fisher & Paykel Appliances Holdings, Ltd.	56,324	21,658
Fisher & Paykel Healthcare Corp., Ltd.	23,245	50,919
Fletcher Building, Ltd.	65,656	362,653
Infratil, Ltd.	25,177	29,790
Mainfreight, Ltd.	14,201	68,520
*New Zealand Oil & Gas, Ltd.	47,124	42,380
*New Zealand Refining Co., Ltd.	6,367	13,959
Nuplex Industries, Ltd.	34,812	74,651
Port of Tauranga, Ltd.	20,130	100,817
*Pyne Gould Guinness, Ltd.	25,549	9,817
Ryman Healthcare, Ltd.	48,303	71,223
Sanford, Ltd.	12,229	35,739
Sky City Entertainment Group, Ltd.	46,065	101,407
*Sky Network Television, Ltd.	17,716	62,138
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	25,992
Tower, Ltd.	55,588	75,675
TrustPower, Ltd.	9,834	51,426
Vector, Ltd.	28,655	43,308
*Warehouse Group, Ltd.	19,445	49,937

TOTAL NEW ZEALAND		1,641,657

NORWAY — (0.7%)
#Acergy SA	6,914	113,044
#Aker ASA	796	15,363
Aker Kvaerner ASA	17,200	222,604
*Aktiv Kapital ASA	1,101	7,274
Atea ASA	8,000	56,007
Austevoll Seafood ASA	6,160	38,151
*Blom ASA	4,800	4,581
#Bonheur ASA	750	16,250
*BW Offshore, Ltd. ASA	12,000	16,770
Cermaq ASA	9,312	85,264
#Copeinca ASA	2,400	16,315
*Deep Sea Supply P.L.C.	11,000	18,301
DnB NOR ASA Series A	45,650	564,882
#*DNO International ASA	107,000	146,426
#*DOF ASA	9,400	67,998
*EDB Business Partner ASA	1,226	3,107
#*Eitzen Chemical ASA	142,825	33,926
#Ekornes ASA	2,800	59,961
*Eltek ASA	34,253	18,588
Farstad Shipping ASA	400	10,197
Frontline, Ltd. ASA	640	19,530
Ganger Rolf ASA	2,050	41,964
Golar LNG, Ltd. (7139695)	500	5,461
Golar LNG, Ltd. (G9456A100)	2,507	27,025
Golden Ocean Group, Ltd. ASA	26,711	39,828
Kongsberg Gruppen ASA	2,160	42,997
Marine Harvest ASA	327,880	246,445
#Norsk Hydro ASA	106,434	570,793
Norsk Hydro ASA Sponsored ADR	800	4,368
*Norske Skogindustrier ASA Series A	49,653	60,708
#*Norwegian Air Shuttle ASA	8,400	140,451
*Norwegian Energy Co. ASA	3,975	8,894
*Odfjell ASA Series A	2,716	19,054
Orkla ASA	73,370	607,267
*Petroleum Geo-Services ASA	20,682	185,095
*Pronova BioPharma ASA	14,000	34,315

1074

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CONTINUED

	Shares	Value††

NORWAY — (Continued)
Prosafe ASA	7,400	$34,291
*Prosafe Production Public, Ltd. ASA	24,500	50,759
#*Renewable Energy Corp. ASA	18,363	50,389
Schibsted ASA	6,697	149,637
SeaDrill, Ltd. ASA	20,450	472,775
#*Sevan Marine ASA	75,265	76,306
*Songa Offshore SE	3,000	9,383
SpareBanken 1 SMN	5,040	37,454
StatoilHydro ASA	8,400	169,892
StatoilHydro ASA Sponsored ADR	6,300	128,079
*Storebrand ASA	52,200	308,246
#*Subsea 7, Inc. P.L.C.	10,400	176,930
Telenor ASA	17,600	270,863
#TGS Nopec Geophysical Co. ASA	14,100	186,660
#Tomra Systems ASA	16,200	79,351
#Veidekke ASA	6,564	43,331
Wilh Wilhelmsen Holding ASA	4,070	74,385
Yara International ASA	6,362	238,867

TOTAL NORWAY		6,126,802

PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc.	96,000	49,098
Aboitiz Power Corp.	270,000	119,551
Ayala Corp. Series A	13,170	91,731
Ayala Land, Inc.	354,100	114,322
Banco de Oro Unibank, Inc.	82,800	84,963
Bank of the Philippine Islands	36,240	37,735
*China Banking Corp.	5,626	51,253
Energy Development Corp.	404,000	39,307
First Philippines Holdings Corp.	75,400	91,540
Globe Telecom, Inc.	2,040	39,418
International Container Terminal Services, Inc.	134,600	93,516
Jollibee Foods Corp.	30,800	52,457
*Lopez Holdings Corp.	511,000	42,185
Manila Water Co, Inc.	100,000	36,955
*Megaworld Corp.	1,311,000	43,234
Metro Bank & Trust Co.	76,800	101,230
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	53,700
*Philippine National Bank	29,000	24,117
Rizal Commercial Banking Corp.	71,000	34,783
Robinson’s Land Corp. Series B	210,000	61,535
Security Bank Corp.	72,100	110,453
SM Investments Corp.	8,040	76,869
Union Bank Of Philippines	42,900	43,249
Universal Robina Corp.	140,000	101,205

TOTAL PHILIPPINES		1,594,406

POLAND — (0.4%)
*Agora SA	7,427	59,870
*AmRest Holdings SA	2,020	46,066
Asseco Poland SA	8,810	157,465
*Bank Handlowy w Warszawie SA	3,331	83,750
*Bank Millennium SA	87,752	133,457
Bank Pekao SA	988	52,705
*Bank Przemyslowo Handlowy BPH SA	1,218	21,324
Bank Zackodni WBK SA	994	59,721
*Bioton SA	252,387	17,234
*BOMI SA	4,816	19,995
*BRE Bank SA (4143053)	310	26,038
*BRE Bank SA (B3LXQC2)	132	10,993
Budimex SA	1,885	58,157

1075

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CONTINUED

	Shares	Value††

POLAND — (Continued)
*Cersanit-Krasnystaw SA	14,940	$66,191
*Ciech SA	1,628	14,521
*Echo Investment SA	73,042	112,856
*Emperia Holding SA	2,574	69,951
Eurocash SA	12,021	89,550
*Farmacol SA	2,588	35,393
*Getin Holdings SA	44,673	149,462
*Grupa Kety SA	1,179	40,912
*Grupa Lotos SA	9,797	103,148
ING Bank Slaski SA	153	38,964
*Inter Cars SA	1,521	37,107
*JW Construction Holding SA	4,875	27,755
KGHM Polska Miedz SA	7,636	265,581
*Kredyt Bank SA	3,810	19,250
*LPP SA	54	30,869
*Mondi Packaging Paper Swiecie SA	1,538	36,587
Mostostal Siedlce SA	51,936	80,615
*Multimedia Polska SA	12,319	38,092
*Netia Holdings SA	27,046	43,484
NG2 SA	1,963	35,829
*Orbis SA	4,643	56,803
PBG SA	323	24,189
*Polnord SA	2,012	23,054
*Polska Grupa Farmaceutyczna SA	1,918	26,082
*Polski Koncern Naftowy Orlen SA	51,919	660,795
Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	24,309
Powszechna Kasa Oszczednosci Bank Polski SA	5,051	64,426
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	7,393	45,858
*Sygnity SA	4,962	22,285
*Synthos SA	105,358	68,945
Telekomunikacja Polska SA	10,054	52,073
TVN SA	5,494	31,847
Zaklady Azotowe Pulawy SA	1,298	29,169

TOTAL POLAND		3,212,727

PORTUGAL — (0.3%)
*Altri SGPS SA	12,618	64,789
#Banco BPI SA	27,221	60,319
#Banco Comercial Portugues SA	303,904	262,360
Banco Espirito Santo SA	54,409	260,154
Brisa SA	20,337	132,668
Cimpor Cimentos de Portugal SA	36,874	224,083
Energias de Portugal SA	50,976	167,613
Energias de Portugal SA Sponsored ADR	100	3,285
Finibanco Holdings SGPS SA	17,652	33,587
#Galp Energia SGPS SA Series B	17,799	291,043
#Jeronimo Martins SGPS SA	17,915	195,701
Mota-Engil SGPS SA	17,204	48,482
Portucel-Empresa Produtora de Pasta de Papel SA	30,214	86,681
Portugal Telecom SA	16,189	178,121
Redes Energeticas Nacionais SA	12,093	41,506
Sociedade de Investimento e Gestao SGPS SA	6,832	67,546
*Sonae Industria SGPS SA	18,463	56,411
Sonae SGPS SA	123,615	129,928
*Sonaecom SGPS SA	28,627	55,713
*Teixeira Duarte Engenharia e Construcoes SA	10,538	13,582
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	90,701

TOTAL PORTUGAL		2,464,273

RUSSIA — (0.7%)
*Comstar United Telesystems OJSC GDR	4,400	28,403

1076

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CONTINUED

	Shares	Value††

RUSSIA — (Continued)
Gazprom OAO Sponsored ADR	94,490	$2,041,725
Gazpromneft JSC Sponsored ADR	373	7,577
*Globaltrans Investment P.L.C. Sponsored GDR	6,179	91,137
Lukoil OAO Sponsored ADR	11,372	649,199
Magnitogorsk Iron & Steel Works Sponsored GDR	9,100	97,253
MMC Norilsk Nickel JSC ADR	7,300	120,140
Novolipetsk Steel OJSC GDR	1,400	43,568
*PIK Group GDR	1,400	4,855
*Polymetal GDR	4,300	56,408
*Rosneft Oil Co. GDR	22,100	147,776
*RusHydro Sponsored ADR	213,796	1,117,746
*Severstal OAO GDR	16,400	194,034
Surgutneftegas Sponsonsored ADR	54,700	555,245
Tatneft Sponsored ADR	19,500	603,136
*TMK OAO GDR	2,300	37,990
Uralkali Sponsored GDR	5,600	117,852
VTB Bank OJSC GDR	10,880	59,030
*X5 Retail Group NV GDR	1,681	63,043

TOTAL RUSSIA		6,036,117

SINGAPORE — (1.2%)
#*Abterra, Ltd.	800,000	26,610
Allgreen Properties, Ltd.	158,000	136,274
*Asia Food & Properties, Ltd.	259,000	105,196
Asia Pacific Breweries, Ltd.	2,000	21,950
*ASL Marine Holdings, Ltd.	23,000	14,567
*Banyan Tree Holdings, Ltd.	54,000	34,547
Bonvests Holdings, Ltd.	22,000	15,304
Breadtalk Group, Ltd.	11,000	4,775
Bukit Sembawang Estates, Ltd.	15,000	53,554
*Bund Center Investment, Ltd.	129,500	56,188
*CapitaLand, Ltd.	104,500	305,020
Cerebos Pacific, Ltd.	10,000	30,614
CH Offshore, Ltd.	15,000	6,081
China Aviation Oil Singapore Corp., Ltd.	28,000	29,914
*China Energy, Ltd.	103,000	11,766
China Merchants Holdings Pacific, Ltd.	4,000	2,061
#*China XLX Fertiliser, Ltd.	83,000	32,092
City Developments, Ltd.	41,000	365,668
Comfortdelgro Corp., Ltd.	90,000	106,174
#Cosco Corp Singapore, Ltd.	93,000	112,509
Creative Technology Co., Ltd.	16,100	47,877
*CSE Global, Ltd.	59,000	41,745
CWT, Ltd.	40,000	27,252
DBS Group Holdings, Ltd.	88,102	935,067
#*Ezion Holdings, Ltd.	44,000	22,737
#Ezra Holdings, Ltd.	46,000	67,895
*Falcon Energy Group, Ltd.	5,000	2,048
*First Resources, Ltd.	104,000	86,640
Fraser & Neave, Ltd.	125,000	505,644
Golden Agri-Resources, Ltd.	574,000	243,270
Goodpack, Ltd.	40,000	49,791
*Guocoland, Ltd.	26,000	41,620
Hiap Seng Engineering, Ltd.	57,000	28,134
Hi-P International, Ltd.	201,000	107,247
Ho Bee Investment, Ltd.	102,000	124,107
*Hong Fok Corp., Ltd.	91,000	38,876
Hong Leong Asia, Ltd.	42,000	110,574
Hotel Grand Central, Ltd.	30,000	18,011
Hotel Properties, Ltd.	25,000	52,442
HTL International Holdings, Ltd.	66,000	29,202

1077

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CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Hyflux, Ltd.	24,000	$57,111
*Indofood Agri Resources, Ltd.	94,000	160,952
Jardine Cycle & Carriage, Ltd.	7,000	184,579
#*Jaya Holdings, Ltd.	54,000	26,076
Keppel Corp., Ltd.	30,000	206,415
Keppel Land, Ltd.	56,000	166,886
Keppel Telecommunications & Transportation, Ltd.	10,000	9,358
*K-Green Trust	6,000	5,074
Kim Eng Holdings, Ltd.	47,000	55,705
#*KS Energy Services, Ltd.	41,000	32,585
Lee Kim Tah Holdings, Ltd.	18,000	6,612
Low Keng Huat Singapore, Ltd.	91,000	28,780
M1, Ltd.	31,000	48,432
MCL Land, Ltd.	37,000	51,468
Metro Holdings, Ltd.	76,000	43,952
#Midas Holdings, Ltd.	63,000	43,911
#*Neptune Orient Lines, Ltd.	120,000	181,493
NSL, Ltd.	12,000	12,435
*Oceanus Group, Ltd.	40,000	9,135
Olam International, Ltd.	66,000	136,772
Orchard Parade Holdings, Ltd.	28,000	22,698
*Otto Marine, Ltd.	53,000	15,624
*Overseas Union Enterprise, Ltd.	20,000	39,490
Overseas-Chinese Banking Corp., Ltd.	96,834	644,408
Pan Pacific Hotels Group, Ltd.	49,000	57,258
#Parkway Holdings, Ltd.	104,000	301,500
Petra Foods, Ltd.	2,000	2,076
QAF, Ltd.	9,000	4,344
Raffles Education Corp., Ltd.	179,928	38,432
*Raffles Medical Group, Ltd.	12,000	17,308
SBS Transit, Ltd.	11,500	15,490
SC Global Developments, Ltd.	41,000	50,435
SembCorp Industries, Ltd.	84,000	261,206
SembCorp Marine, Ltd.	16,000	47,189
Singapore Airlines, Ltd.	24,000	276,126
Singapore Airport Terminal Services, Ltd.	67,870	146,008
Singapore Exchange, Ltd.	18,000	101,610
Singapore Land, Ltd.	29,000	142,249
Singapore Post, Ltd.	50,000	41,901
Singapore Press Holdings, Ltd.	33,000	100,363
Singapore Technologies Engineering, Ltd.	22,000	52,522
Singapore Telecommunications, Ltd.	239,000	549,333
Sinomem Technology, Ltd.	68,000	25,104
SMRT Corp, Ltd.	69,000	112,717
Spice I2I, Ltd.	117,000	11,221
Stamford Land Corp., Ltd.	51,000	19,736
StarHub, Ltd.	22,000	38,208
*Straits Asia Resources, Ltd.	19,000	29,006
Sunningdale Tech, Ltd.	65,000	10,784
*Super Group, Ltd.	85,000	54,150
Tat Hong Holdings, Ltd.	53,000	38,654
United Engineers, Ltd.	13,000	22,030
United Industrial Corp., Ltd.	82,000	130,308
United Overseas Bank, Ltd.	35,000	512,021
UOB-Kay Hian Holdings, Ltd.	68,000	75,620
UOL Group, Ltd.	87,000	253,305
*Venture Corp., Ltd.	41,000	276,184
WBL Corp., Ltd.	16,000	53,859
Wheelock Properties, Ltd.	29,000	40,342
Wilmar International, Ltd.	34,000	157,060
Wing Tai Holdings, Ltd.	39,000	51,741

1078

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CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Yangzijiang Shipbuilding Holdings, Ltd.	138,000	$147,402
Yanlord Land Group, Ltd.	71,000	97,376

TOTAL SINGAPORE		10,603,172

SOUTH AFRICA — (1.8%)
ABSA Group, Ltd.	26,721	495,915
Adcock Ingram Holdings, Ltd.	17,073	144,613
Adcorp Holdings, Ltd.	4,141	15,866
Advtech, Ltd.	34,107	27,374
Aeci, Ltd.	21,114	198,683
Afgri, Ltd.	106,485	102,180
African Bank Investments, Ltd.	91,704	420,646
African Oxygen, Ltd.	18,017	54,672
African Rainbow Minerals, Ltd.	11,320	266,202
Allied Electronics Corp., Ltd.	8,984	31,161
Allied Technologies, Ltd.	9,221	79,067
*Anglo American Platinum Corp., Ltd.	117	11,272
AngloGold Ashanti, Ltd.	2,804	113,439
AngloGold Ashanti, Ltd. Sponsored ADR	500	20,260
*ArcelorMittal South Africa, Ltd.	21,373	249,252
*Aspen Pharmacare Holdings, Ltd.	16,002	178,643
Astral Foods, Ltd.	6,105	95,016
*Aveng, Ltd.	64,885	320,469
AVI, Ltd.	29,073	99,501
*Avusa, Ltd.	4,146	11,736
Barloworld, Ltd.	31,454	194,098
Basil Read Holdings, Ltd.	24,073	43,582
Bidvest Group, Ltd.	7,304	132,560
*Blue Label Telecoms, Ltd.	27,950	17,197
Brait SA	6,291	19,828
Business Connexion Group	66,747	50,354
Capitec Bank Holdings, Ltd.	6,899	121,891
Cashbuild, Ltd.	2,360	23,627
Caxton & CTP Publishers & Printers, Ltd.	3,193	5,887
*Cipla Medpro South Africa, Ltd.	86,343	67,445
City Lodge Hotels, Ltd.	210	2,224
Clicks Group, Ltd.	22,044	109,255
Coronation Fund Managers, Ltd.	7,900	13,759
Data Tec, Ltd.	35,136	177,813
Dimension Data Holdings P.L.C.	7,211	13,859
Discovery Holdings, Ltd.	34,488	171,384
Distell Group, Ltd.	1,845	18,330
*Distribution & Warehousing Network, Ltd.	53,514	56,900
*Durban Roodeport Deep, Ltd.	84,168	35,465
*Evraz Highveld Steel & Vanadium, Ltd.	4,215	49,790
Exxaro Resources, Ltd.	16,613	277,976
FirstRand, Ltd.	91,543	253,713
Foschini, Ltd.	24,805	241,716
Gold Fields, Ltd.	4,836	63,959
Gold Fields, Ltd. Sponsored ADR	52,900	715,737
Gold Reef Resorts, Ltd.	43,296	99,696
Grindrod, Ltd.	44,962	94,452
Group Five, Ltd.	12,582	60,388
Harmony Gold Mining Co., Ltd.	5,445	54,468
Harmony Gold Mining Co., Ltd. Sponsored ADR	51,510	515,100
Hudaco Industries, Ltd.	4,292	40,255
*Hulamin, Ltd.	9,590	13,265
Iliad Africa, Ltd.	2,000	2,181
Illovo Sugar, Ltd.	35,655	138,487
Impala Platinum Holdings, Ltd.	6,571	178,019
Imperial Holdings, Ltd.	23,311	308,019

1079

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CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
Investec, Ltd.	19,085	$155,576
JD Group, Ltd.	23,807	149,264
JSE, Ltd.	15,052	146,073
Kumba Iron Ore, Ltd.	296	14,915
Lewis Group, Ltd.	22,356	191,520
Liberty Holdings, Ltd.	19,531	208,389
Massmart Holdings, Ltd.	5,066	88,853
Medi-Clinic Corp., Ltd.	36,714	127,162
Merafe Resources, Ltd.	280,123	52,590
*Metorex, Ltd.	178,522	89,104
Metropolitan Holdings, Ltd.	75,198	178,084
Mondi, Ltd.	21,540	152,948
Mr. Price Group, Ltd.	13,969	96,590
MTN Group, Ltd.	19,519	306,182
Murray & Roberts Holdings, Ltd.	24,297	140,026
*Mvelaphanda Group, Ltd.	105,118	125,444
Nampak, Ltd.	71,248	188,189
Naspers, Ltd. Series N	12,051	513,561
Nedbank Group, Ltd.	17,042	315,948
Network Healthcare Holdings, Ltd.	82,943	154,468
Northam Platinum, Ltd.	21,659	130,849
*Omnia Holdings, Ltd.	7,378	63,717
Palabora Mining Co., Ltd.	1,699	23,927
*Peregrine Holdings, Ltd.	49,359	75,765
Pick’n Pay Stores, Ltd.	14,103	88,020
*Pioneer Foods, Ltd.	2,386	13,733
Pretoria Portland Cement Co., Ltd.	26,368	114,616
PSG Group, Ltd.	16,729	68,677
Rainbow Chicken, Ltd.	20,814	44,316
Raubex Group, Ltd.	27,230	82,118
Reunert, Ltd.	23,260	189,766
Sanlam, Ltd.	163,977	561,771
Santam, Ltd.	3,905	60,027
*Sappi, Ltd.	53,505	257,288
*Sappi, Ltd. Sponsored ADR	35,009	167,693
Sasol, Ltd. Sponsored ADR	17,600	697,664
*Sentula Mining, Ltd.	48,196	16,111
Shoprite Holdings, Ltd.	9,883	122,844
*Simmer & Jack Mines, Ltd.	203,666	29,853
Spar Group, Ltd. (The)	13,033	152,144
Standard Bank Group, Ltd.	48,258	750,831
Steinhoff International Holdings, Ltd.	204,959	540,863
*Sun International, Ltd.	4,923	56,647
*Super Group, Ltd.	444,479	35,346
Telkom South Africa, Ltd.	19,459	90,974
*Telkom South Africa, Ltd. Sponsored ADR	1,800	33,480
Tiger Brands, Ltd.	7,439	184,595
*Tongaat-Hulett, Ltd.	12,229	180,198
Trencor, Ltd.	19,453	93,310
Truworths International, Ltd.	13,658	109,157
Vodacom Group, Ltd.	6,820	57,948
Wilson Bayly Holme-Ovcon, Ltd.	3,714	57,418
*Woolworths Holdings, Ltd.	37,736	134,416

TOTAL SOUTH AFRICA		15,999,614

SOUTH KOREA — (3.2%)
Amorepacific Corp.	70	57,170
Asia Cement Manufacturing Co., Ltd.	360	13,513
*Asiana Airlines, Inc.	13,650	101,647
Bing Grae Co., Ltd.	1,160	46,622
*BNG Steel Co., Ltd.	2,150	17,235

1080

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Busan Bank	22,580	$243,518
Cheil Industrial, Inc.	7,300	560,992
Cheil Worldwide, Inc.	9,650	98,963
Chong Kun Dang Pharmaceutical Corp.	3,530	54,534
CJ CGV Co., Ltd.	4,090	79,721
CJ Cheiljedang Corp.	1,019	203,897
CJ Corp.	2,389	149,205
Crown Confectionery Co., Ltd.	44	3,945
*Daechang Co., Ltd.	10,260	14,486
Daeduck Electronics Co., Ltd.	11,360	71,358
Daeduck Industries Co., Ltd.	4,570	38,021
Daegu Bank, Ltd.	16,330	210,475
Daehan Steel Co., Ltd.	3,830	29,586
Daekyo Co., Ltd.	10,840	48,604
Daelim Industrial Co., Ltd.	4,107	232,919
Daesang Holdings Co., Ltd.	1,170	3,060
Daesung Industrial Co., Ltd. (6249614)	88	9,201
*Daesung Industrial Co., Ltd. (B445C80)	251	14,419
Daewoo Engineering & Construction Co., Ltd.	22,020	186,910
Daewoo International Corp.	4,836	136,133
*Daewoo Motor Sales Corp.	2,111	6,591
Daewoo Securities Co., Ltd.	15,700	306,260
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	91,076
Daewoong Pharmaceutical Co., Ltd.	552	22,032
Daishin Securities Co., Ltd.	8,650	107,643
Daou Technology, Inc.	12,540	77,815
*Dong IL Rubber Belt Co., Ltd.	6,550	38,317
Dong-A Pharmaceutical Co., Ltd.	421	39,937
*Dongbu HiTek Co., Ltd.	5,940	45,170
Dongbu Insurance Co., Ltd.	5,040	156,552
Dongbu Steel Co., Ltd.	4,740	41,022
Dongkuk Steel Mill Co., Ltd.	6,070	123,056
Dongwha Pharm Co., Ltd.	2,640	11,622
Dongwon F&B Co., Ltd.	458	21,161
Dongyang Mechatronics Corp.	6,200	34,970
Doosan Construction & Engineering Co., Ltd.	7,860	28,272
Doosan Corp.	1,023	99,069
Doosan Heavy Industries & Construction Co., Ltd.	556	36,232
*Doosan Infracore Co., Ltd.	5,400	96,892
E1 Corp.	357	15,647
*Eugene Investment & Securities Co., Ltd.	68,780	43,912
Fursys, Inc.	2,660	63,955
GS Engineering & Construction Corp.	3,669	248,181
GS Holdings Corp.	7,870	275,635
Halla Climate Control Corp.	4,010	58,605
Halla Engineering & Construction Corp.	3,187	34,820
Han Kuk Carbon Co., Ltd.	3,120	15,091
Han Yang Securities Co., Ltd.	1,630	12,596
Hana Financial Group, Inc.	16,560	492,491
Handsome Corp.	3,640	50,275
Hanil Cement Manufacturing Co., Ltd.	445	20,057
Hanil E-Wha Co., Ltd.	4,890	33,855
Hanjin Heavy Industries & Construction Co., Ltd.	4,940	118,014
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	15,354
*Hanjin Shipping Co., Ltd.	9,159	246,296
*Hanjin Shipping Holdings Co., Ltd.	1,551	22,383
Hanjin Transportation Co., Ltd.	1,530	48,181
Hankook Tire Manufacturing Co., Ltd.	14,050	319,375
Hankuk Electric Glass Co., Ltd.	690	19,755
Hankuk Paper Manufacturing Co., Ltd.	670	18,184
Hanmi Pharm Co., Ltd.	154	6,513

1081

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CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
*Hanmi Pharm Co., Ltd.	460	$38,885
Hansol Chemical Co., Ltd.	1,170	13,071
*Hansol LCD, Inc.	1,084	46,647
Hansol Paper Co., Ltd.	4,560	58,069
Hanwha Chemical Corp.	12,550	204,557
*Hanwha Corp.	6,560	222,384
*Hanwha General Insurance Co., Ltd.	4,460	37,645
Hanwha Securities Co., Ltd.	7,429	50,354
Hite Brewery Co., Ltd.	750	88,994
Hite Holdings Co., Ltd.	2,219	39,517
*HMC Investment Securities Co., Ltd.	3,246	49,982
Honam Petrochemical Corp.	2,578	376,017
Hotel Shilla Co., Ltd.	5,490	118,426
Hwashin Co., Ltd.	2,050	22,823
*Hynix Semiconductor, Inc.	25,300	481,457
Hyosung T & C Co., Ltd.	3,634	251,707
*Hyundai Corp.	1,340	29,563
Hyundai Department Store Co., Ltd.	2,353	234,705
Hyundai Development Co.	8,557	196,134
Hyundai Elevator Co., Ltd.	776	33,714
Hyundai Engineering & Construction Co., Ltd.	1,211	64,834
Hyundai Greenfood Co., Ltd.	11,600	103,776
Hyundai Heavy Industries Co., Ltd.	407	92,506
Hyundai Hysco	4,930	78,049
Hyundai Marine & Fire Insurance Co., Ltd.	7,680	157,877
Hyundai Merchant Marine Co., Ltd.	7,640	211,917
Hyundai Mipo Dockyard Co., Ltd.	1,623	222,402
Hyundai Mobis	1,684	291,462
Hyundai Motor Co., Ltd.	6,212	783,280
Hyundai Securities Co.	21,890	251,938
Hyundai Steel Co.	6,010	520,007
*Iljin Electric Co., Ltd.	5,010	45,300
Ilshin Spinning Co., Ltd.	271	19,062
Ilsung Pharmaceutical Co., Ltd.	146	8,753
Industrial Bank of Korea, Ltd.	14,540	192,370
ISU Chemical Co., Ltd.	1,590	24,037
IsuPetasys Co., Ltd.	14,830	42,695
Jahwa Electronics Co., Ltd.	2,450	13,288
Jeil Pharmaceutical Co.	1,820	18,966
Jeonbuk Bank, Ltd.	11,880	66,836
Kangwon Land, Inc.	8,480	141,869
KB Financial Group, Inc. ADR	16,512	706,383
KCC Corp.	680	175,429
KG Chemical Corp.	2,650	23,660
Kia Motors Corp.	26,610	696,377
KISCO Corp.	222	5,859
*Kishin Corp.	5,120	22,358
KISWIRE, Ltd.	1,872	58,822
*KIWOOM Securities Co., Ltd.	400	14,737
Kolon Engineering & Construction Co., Ltd.	5,710	19,235
Kolon Industries, Inc. (6496539)	691	19,767
*Kolon Industries, Inc. (B5TVWD5)	1,778	94,866
*Korea Electric Power Corp. Sponsored ADR	7,600	107,084
Korea Electric Terminal Co., Ltd.	1,750	28,803
Korea Exchange Bank	22,160	227,498
*Korea Express Co., Ltd.	995	52,842
Korea Gas Corp.	1,777	66,484
Korea Investment Holdings Co., Ltd.	5,420	154,914
Korea Iron & Steel Co., Ltd.	67	2,831
*Korea Komho Petrochemical Co., Ltd.	3,120	139,771
*Korea Line Corp.	1,224	54,855

1082

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Korea Reinsurance Co., Ltd.	9,435	$93,400
Korea Zinc Co., Ltd.	1,269	252,720
*Korean Air Co., Ltd.	5,532	345,135
Korean Air Terminal Service Co., Ltd.	360	12,171
KP Chemical Corp.	5,660	54,483
*KPX Fine Chemical Co., Ltd.	415	20,261
KT Corp. Sponsored ADR	5,400	101,790
KT&G Corp.	2,519	126,581
*KTB Securities Co., Ltd.	12,690	39,300
Kukdo Chemical Co., Ltd.	740	19,381
*Kumho Electric Co., Ltd.	1,020	38,386
*Kumho Industrial Co., Ltd.	4,330	12,394
*Kumho Tire Co., Inc.	11,740	47,932
Kwang Dong Pharmaceutical Co., Ltd.	15,340	35,278
Kyeryong Construction Industrial Co., Ltd.	1,200	14,368
Kyobo Securities Co., Ltd.	5,430	41,779
LG Chemical, Ltd.	757	210,781
LG Corp.	3,159	218,199
LG Display Co., Ltd. ADR	16,800	258,216
LG Electronics, Inc.	1,699	144,252
LG Fashion Corp.	1,620	39,054
LG Hausys, Ltd.	102	8,078
LG Household & Healthcare Co., Ltd.	408	128,325
*LG Innotek Co., Ltd.	147	19,865
LG International Corp.	3,020	80,360
*LG Life Sciences, Ltd.	1,620	63,035
*LG Uplus Corp.	17,770	119,605
LIG Insurance Co., Ltd.	3,960	85,672
Lotte Chilsung Beverage Co., Ltd.	133	88,022
Lotte Confectionary Co., Ltd.	99	112,840
Lotte Midopa Co., Ltd.	3,520	36,302
Lotte Sam Kang Co., Ltd.	89	20,605
Lotte Shopping Co., Ltd.	859	260,983
LS Corp.	1,180	95,490
LS Industrial Systems Co., Ltd.	780	57,966
*LS Networks Co., Ltd.	1,705	9,575
Macquarie Korea Infrastructure Fund	19,424	73,245
Meritz Fire Marine Insurance Co., Ltd.	11,480	70,990
*Meritz Securities Co., Ltd.	69,570	59,435
Mirae Asset Securities Co., Ltd.	2,906	143,364
Moorim Paper Co., Ltd.	2,790	20,196
Motonic Corp.	2,210	16,707
Namhae Chemical Corp.	3,350	46,110
Namyang Dairy Products Co., Ltd.	98	41,578
*National Information & Credit Evaluation, Inc.	30	609
NCsoft Corp.	850	135,303
Nexen Corp.	310	13,181
NH Investment & Securities Co., Ltd.	8,211	68,983
*NHN Corp.	600	93,057
*NK Co., Ltd.	840	6,442
Nong Shim Co., Ltd.	439	83,222
OCI Co., Ltd.	284	66,471
*ON*Media Corp.	22,720	58,481
ORION Corp.	486	146,302
Ottogi Corp.	244	30,893
Pacific Corp.	426	54,112
Poongsan Corp.	2,270	60,845
Poongsan Holdings Corp.	690	14,126
POSCO ADR	13,044	1,356,706
Pusan City Gas Co., Ltd.	930	16,517
*S&T Corp.	1,580	27,297

1083

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
*S&T Daewoo Co., Ltd.	680	$14,955
S&T Dynamics Co., Ltd.	3,180	51,459
S1 Corp.	658	33,348
*Saehan Industries, Inc.	104,600	110,730
Sam Kwang Glass Industrial Co., Ltd.	530	21,033
Samchully Co., Ltd.	210	17,637
Samsung Card Co., Ltd.	3,105	136,903
Samsung Corp.	3,644	182,717
Samsung Electro-Mechanics Co., Ltd.	6,270	724,012
Samsung Electronics Co., Ltd.	2,150	1,474,699
Samsung Engineering Co., Ltd.	662	68,998
Samsung Fine Chemicals Co., Ltd.	1,870	105,632
Samsung Fire & Marine Insurance, Ltd.	362	62,918
Samsung Heavy Industries Co., Ltd.	1,040	21,726
Samsung SDI Co., Ltd.	5,090	731,418
Samsung Securities Co., Ltd.	5,564	282,184
Samsung Techwin Co., Ltd.	1,520	141,473
Samyang Corp.	1,810	89,382
*Samyang Foods Co., Ltd.	870	12,375
Seah Besteel Corp.	1,820	32,593
SeAH Steel Corp.	470	16,170
Sejong Industrial Co., Ltd.	1,520	15,792
Shinhan Financial Group Co., Ltd.	3,060	125,606
Shinhan Financial Group Co., Ltd. ADR	8,680	718,096
Shinsegae Co., Ltd.	111	52,925
Sindo Ricoh Co., Ltd.	590	24,628
*SK Chemicals Co., Ltd.	1,749	98,496
SK Co., Ltd.	3,432	269,426
SK Energy Co., Ltd.	2,363	246,671
SK Gas Co., Ltd.	560	18,962
SK Networks Co., Ltd.	11,860	103,719
SK Telecom Co., Ltd.	191	26,920
SK Telecom Co., Ltd. ADR	2,400	39,312
SKC Co., Ltd.	3,450	80,879
S-Oil Corp.	2,603	124,238
*Ssangyong Cement Industry Co., Ltd.	4,260	18,491
*STX Corp.	3,714	64,157
STX Engine Co., Ltd.	2,720	62,002
STX Offshore & Shipbuilding Co., Ltd.	5,990	64,452
STX Pan Ocean Co., Ltd.	13,040	132,274
Sunkyong Securities Co., Ltd.	27,790	53,748
Tae Kwang Industrial Co., Ltd.	45	27,765
Taeyoung Engineering & Construction	14,580	58,420
*Tai Han Electric Wire Co., Ltd.	5,380	48,947
Tong Yang Securities, Inc.	13,340	122,013
Unid Co., Ltd.	170	6,668
Woongjin Coway Co., Ltd.	2,960	104,369
*Woongjin Holdings Co., Ltd.	1,870	18,621
Woori Finance Holdings Co., Ltd.	4,670	58,151
*Woori Finance Holdings Co., Ltd. ADR	1,200	45,360
Woori Investment & Securities Co., Ltd.	12,680	199,460
Youlchon Chemical Co., Ltd.	1,990	15,139
Youngone Corp. (6150493)	2,034	46,739
Youngone Corp. (B622C10)	8,136	61,444
Youngpoong Corp.	159	80,649
Yuhan Corp.	945	126,424

TOTAL SOUTH KOREA		28,517,529

SPAIN — (1.9%)
Abengoa SA	5,851	153,612
Abertis Infraestructuras SA	19,871	335,372

1084

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CONTINUED

	Shares	Value††

SPAIN — (Continued)
Acciona SA	3,096	$272,543
Acerinox SA	18,950	324,837
#Actividades de Construccion y Servicios SA	9,111	394,770
Almirall SA	4,936	46,739
Antena 3 de Television SA	11,791	85,791
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,546	1,971,044
Banco de Sabadell SA	70,828	402,186
*Banco de Valencia SA	15,347	92,088
Banco Espanol de Credito SA	11,531	117,199
Banco Guipuzcoano SA	11,823	75,909
Banco Pastor SA	19,905	104,441
Banco Popular Espanol SA	80,368	531,011
Banco Santander SA	200,628	2,606,384
Banco Santander SA Sponsored ADR	159,655	2,038,794
Bankinter SA	34,895	260,906
*Baron de Ley SA	336	15,658
Bolsas y Mercados Espanoles SA	8,287	213,831
Caja de Ahorros del Mediterraneo SA	633	5,039
*Campofrio Food Group SA	7,567	71,808
Cementos Portland Valderrivas SA	1,311	22,041
Cia Espanola de Petroleos SA	1,788	40,167
Cintra Concesiones de Infraestructuras de Transporte SA	51,510	450,874
*Codere SA	996	9,012
Construcciones y Auxiliar de Ferrocarriles SA	91	40,941
*Corporacion Dermoestetica SA	2,321	6,689
Criteria Caixacorp SA	72,352	352,972
Duro Felguera SA	7,573	80,977
Ebro Foods SA	10,600	184,890
*EDP Renovaveis SA	8,740	52,216
Elecnor SA	4,850	62,667
Enagas SA	12,546	231,196
Faes Farma SA	15,321	52,293
Fomento de Construcciones y Contratas SA	6,773	175,796
*Gamesa Corp Tecnologica SA	5,946	51,822
Gas Natural SDG SA	16,932	282,704
*Gestevision Telec, Inc. SA	9,193	105,331
*Grifols SA	5,464	60,866
Grupo Catalana Occidente SA	5,209	97,617
*Grupo Empresarial Ence SA	29,854	102,006
*Grupo Ezentis SA	30,949	19,023
Iberdrola Renovables SA	41,924	146,547
Iberdrola SA	41,926	295,010
*Iberia Lineas Aereas de Espana SA	10,239	34,756
*Indra Sistemas SA	3,869	63,109
Industria de Diseno Textil SA	2,944	194,751
*Jazztel P.L.C.	16,956	61,634
#*La Seda de Barcelona SA	20,982	3,224
*La Seda de Barcelona SA I-10	100,366	15,433
Mapfre SA	42,639	140,249
*Natraceutical SA	6,210	3,240
*NH Hoteles SA	23,596	95,549
Obrascon Huarte Lain SA	2,008	52,377
*Papeles y Cartones de Europa SA	9,178	38,546
Pescanova SA	1,666	43,789
*Promotora de Informaciones SA	14,833	42,321
Prosegur Cia de Seguridad SA	876	43,058
*Realia Business SA	32,703	61,939
Red Electrica Corporacion SA	4,437	193,947
Repsol YPF SA Sponsored ADR	38,618	913,316
#*Sacyr Vallehermoso SA	10,921	55,982
*Service Point Solutions SA	4,595	3,348

1085

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CONTINUED

	Shares	Value††

SPAIN — (Continued)
Sol Melia SA	4,015	$33,512
*SOS Corp Alimentaria SA	10,326	23,130
*Tecnicas Reunidas SA	1,387	71,773
*Telecomunicaciones y Energia SA	11,185	41,199
Telefonica SA Sponsored ADR	10,475	716,909
Tubacex SA	28,372	95,046
Tubos Reunidos SA	3,357	8,489
Vidrala SA	1,196	29,155
Viscofan SA	6,063	175,563
*Vocento SA	1,129	5,795
Zardoya Otis SA	5,243	81,758
*Zardoya Otis SA I-10 Shares	262	4,089
*Zeltia SA	8,127	35,595

TOTAL SPAIN		16,426,200

SWEDEN — (1.9%)
Aarhuskarlshamn AB	1,833	38,750
AF AB	2,062	28,592
Alfa Laval AB	13,757	213,097
Assa Abloy AB Series B	9,620	212,665
Atlas Copco AB Series A	3,600	58,879
Atlas Copco AB Series B	4,000	59,670
Axfood AB	2,200	62,739
Axis Communications AB	3,800	46,039
B&B Tools AB	2,944	42,856
*BE Group AB	8,504	50,173
Bilia AB Series A	3,150	47,519
Billerud AB	16,681	107,921
*BioInvent International AB	2,561	11,048
*Boliden AB	39,589	470,687
Bure Equity AB	16,336	59,945
Cardo AB	1,400	40,941
#Clas Ohlson AB Series B	4,200	64,910
*East Capital Explorer AB	2,410	25,598
Electrolux AB Series B	34,257	764,425
#Elekta AB Series B	6,495	188,375
#*Eniro AB	16,444	21,573
G & L Beijer AB Series B	1,454	41,456
Getinge AB	10,208	226,039
*Gunnebo AB	11,036	46,571
Hakon Invest AB	9,006	139,832
*Haldex AB	9,913	109,956
Hennes & Mauritz AB Series B	8,686	273,801
#Hexagon AB	22,158	371,818
Hexpol AB	1,534	19,578
*HIQ International AB	2,817	12,390
Hoganas AB Series B	2,100	58,026
#Holmen AB	8,144	213,794
HQ AB	274	2,403
Husqvarna AB Series A	9,945	70,086
Husqvarna AB Series B	45,914	324,195
*Industrial & Financial Systems AB Series B	3,666	42,146
Intrum Justitia AB	6,567	75,464
JM AB	11,904	194,290
*Lindab International AB	6,200	74,713
*Loomis AB	6,595	71,143
*Lundin Petroleum AB	29,877	166,100
Meda AB Series A	30,998	248,596
*Micronic Mydata AB	14,235	21,573
Modern Times Group AB Series B	5,064	317,544
Munters AB	9,072	67,903

1086

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CONTINUED

	Shares	Value††

SWEDEN — (Continued)
NCC AB Series B	9,442	$167,108
New Wave Group AB Series B	5,904	27,718
NIBE Industrier AB	5,028	47,498
#*Nobia AB	25,146	147,669
Nolato AB Series B	3,860	42,526
#Nordea Bank AB	150,716	1,504,175
Oriflame Cosmetics SA	1,675	100,171
*Pa Resources AB	17,272	12,699
Peab AB Series B	20,582	125,676
Q-Med AB	2,528	22,717
Ratos AB	12,272	350,354
*Rezidor Hotel Group AB	8,800	44,938
*rnb Retail & Brands AB	21,322	19,762
*Rottneros AB	32,646	28,036
Saab AB	2,770	36,007
Sandvik AB	12,296	158,908
#*SAS AB	17,085	61,956
*Seco Tools AB	2,812	36,977
Securitas AB Series B	26,189	265,859
#Skandinaviska Enskilda Banken AB Series A	120,180	824,853
Skanska AB Series B	19,675	332,754
SKF AB Series A	1,000	19,160
SKF AB Series B	11,460	218,661
#SSAB AB Series A	23,406	338,876
#SSAB AB Series B	11,446	147,237
Svenska Cellulosa AB Series B	44,694	644,705
Svenska Handelsbanken AB Series A	22,964	658,038
#*Swedbank AB Series A	53,623	612,047
Swedish Match AB	3,800	89,700
*Swedish Orphan Biovitrum AB	15,354	78,785
Tele2 AB Series B	21,576	382,732
Telefonaktiebolaget LM Ericsson AB	37,411	412,799
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	83,700	920,700
TeliaSonera AB	96,039	694,449
Trelleborg AB Series B	34,926	254,558
*Volvo AB Series A	16,161	190,110
*Volvo AB Series B	46,957	585,207
*Volvo AB Sponsored ADR	1,200	14,928

TOTAL SWEDEN		16,426,872

SWITZERLAND — (4.2%)
ABB, Ltd. AG	25,613	517,019
ABB, Ltd. AG Sponsored ADR	43,600	879,848
Acino Holding AG	363	33,379
*Actelion, Ltd. AG	2,739	110,804
Adecco SA	15,663	798,589
Advanced Digital Broadcast Holdings SA	855	23,910
*AFG Arbonia-Forster Holding AG	1,672	38,243
Allreal Holding AG	769	90,191
Aryzta AG	12,469	509,408
*Ascom Holding AG	4,227	43,030
Bachem Holdings AG	353	21,603
Baloise Holding AG	7,308	585,554
Bank Coop AG	1,724	115,923
Bank Sarasin & Cie AG Series B	3,394	125,894
Banque Cantonale de Geneve SA	54	10,725
Banque Cantonale Vaudoise AG	451	201,097
Banque Privee Edmond de Rothschild SA	1	21,668
Barry Callebaut AG	251	158,576
*Basilea Pharmaceutica AG	441	24,136
Basler Kantonalbank AG	877	117,862

1087

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CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Belimo Holdings AG	16	$18,872
Bell Holding AG	22	34,808
Bellevue Group AG	871	29,262
Berner Kantonalbank AG	416	95,265
BKW FMB Energie AG	849	58,701
*Bobst Group AG	1,063	40,317
Bossard Holding AG	419	35,253
Bucher Industries AG	1,105	132,554
Burckhardt Compression Holding AG	319	61,299
Centralschweizerische Kraftwerke AG	106	33,878
Charles Voegele Holding AG	1,209	50,077
Cie Financiere Tradition SA	346	35,038
*Clariant AG	34,594	458,674
Coltene Holding AG	641	35,687
Compagnie Financiere Richemont SA Series A	25,724	1,004,309
Conzzeta AG	35	60,000
Credit Suisse Group AG	43,068	1,952,162
Credit Suisse Group AG Sponsored ADR	28,818	1,307,473
Daetwyler Holding AG	1,121	73,050
*Dufry AG	2,037	166,388
EFG International AG	7,550	89,242
EGL AG	81	58,186
Emmi AG	576	88,337
EMS-Chemie Holding AG	886	137,795
Energiedienst Holding AG	756	37,737
Flughafen Zuerich AG	376	123,260
Forbo Holding AG	181	86,704
#Galenica Holding AG	313	125,721
*GAM Holdings, Ltd. AG	19,295	226,901
Geberit AG	1,952	319,214
*George Fisher AG	535	211,278
Givaudan SA	816	752,633
Gurit Holding AG	45	22,929
Helvetia Holding AG	658	203,970
Holcim, Ltd. AG	31,260	2,087,588
Implenia AG	800	22,221
*Interroll-Holding SA	48	13,361
Julius Baer Group, Ltd. AG	11,031	385,725
Kaba Holding AG	177	50,711
*Kardex AG	1,417	39,437
*Komax Holding AG	280	24,178
Kudelski SA	5,048	148,902
Kuehne & Nagel International AG	3,286	352,532
Kuoni Reisen Holding AG	473	147,269
Liechtensteinische Landesbank AG	947	63,859
*LifeWatch AG	1,152	12,982
Lindt & Spruengli AG	5	122,407
#*Logitech International SA	16,764	263,729
*Lonza Group AG	5,284	410,898
Luzerner Kantonalbank AG	278	81,676
Metall Zug AG	27	73,354
*Meyer Burger Technology AG	1,220	32,933
*Micronas Semiconductor Holding AG	5,619	25,339
Mobilezone Holding AG	1,056	9,581
*Mobimo Holding AG	744	136,037
Nestle SA	33,903	1,675,723
Nobel Biocare Holding AG	5,337	89,918
*Novartis AG ADR	69,100	3,367,934
*OC Oerlikon Corp AG	20,180	83,386
Orell Fuessli Holding AG	51	6,803
*Panalpina Welttransport Holding AG	1,540	138,951

1088

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CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Partners Group Holding AG	339	$47,844
Petroplus Holdings AG	10,256	159,066
Phoenix Mecano AG	102	58,732
*Precious Woods Holding AG	1,004	33,738
*PubliGroupe SA	200	20,499
*Rieters Holdings AG	426	131,214
Roche Holding AG Bearer	671	94,342
Roche Holding AG Genusschein	9,111	1,184,667
Romande Energie Holding SA	34	51,570
Schindler Holding AG	1,376	120,853
*Schmolz + Bickenbach AG	1,884	55,547
Schulthess Group AG	1,000	31,795
Schweiter Technologies AG	112	61,494
Schweizerische National-Versicherungs-Gesellschaft AG	2,060	53,871
SGS SA	180	252,893
*Siegfried Holding AG	352	30,379
Sika AG	261	491,579
Sonova Holding AG	1,488	180,566
St. Galler Kantonalbank AG	277	128,348
Straumann Holding AG	472	103,481
Sulzer AG	2,845	295,155
Swatch Group AG (7184725)	3,405	1,055,170
Swatch Group AG (7184736)	5,478	308,056
Swiss Life Holding AG	4,357	457,831
Swiss Reinsurance Co., Ltd. AG	29,791	1,371,873
Swisscom AG	529	198,119
Swisslog Holding AG	25,553	18,642
Syngenta AG ADR	9,600	423,648
Tamedia AG	237	18,163
Tecan Group AG	810	50,915
#*Temenos Group AG	2,110	54,112
*U-Blox AG	506	19,820
#*UBS AG	58,720	996,783
*UBS AG ADR	128,000	2,172,160
Valiant Holding AG	1,993	387,566
Valora Holding AG	525	132,812
Verwaltungs und Privat-Bank AG	673	87,498
#Von Roll Holding AG	7,586	39,456
Vontobel Holdings AG	3,642	108,892
Winterthur Technologie AG	605	24,976
Ypsomed Holdings AG	537	29,228
Zehnder Group AG	54	81,883
Zuger Kantonalbank AG	15	68,816
Zurich Financial Services AG	12,476	2,911,614

TOTAL SWITZERLAND		37,067,533

TAIWAN — (2.8%)
*A.G.V. Products Corp.	78,000	33,482
Ability Enterprise Co., Ltd.	52,530	80,445
*Acbel Polytech, Inc.	108,540	84,123
*Accton Technology Corp.	110,000	54,584
Acer, Inc.	31,811	85,242
*Action Electronics Co., Ltd.	60,000	21,799
Advanced Semiconductor Engineering, Inc.	65,818	50,859
Advanced Semiconductor Engineering, Inc. ADR	28,961	109,764
Advantech Co., Ltd.	26,000	55,627
*Allis Electric Co., Ltd.	33,000	14,337
*Altek Corp.	33,477	48,480
*Ambassador Hotel (The)	22,000	26,504
*Amtran Technology Co., Ltd.	89,036	85,163
*Arima Communication Corp.	57,000	19,903

1089

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CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Asia Cement Corp.	227,414	$224,553
*Asia Optical Co, Inc.	23,000	35,875
*Asia Polymer Corp.	55,000	49,867
*Asia Vital Components Co., Ltd.	33,480	40,519
Asustek Computer, Inc.	22,018	165,938
AU Optronics Corp.	170,980	161,854
AU Optronics Corp. Sponsored ADR	16,922	160,759
*Avermedia Technologies, Inc.	25,000	32,220
*Avision, Inc.	15,000	9,107
*Awea Mechantronic Co., Ltd.	16,000	17,478
*Bank of Kaohsiung	50,000	18,467
*Bes Engineering Corp.	238,000	55,544
*C Sun Manufacturing, Ltd.	26,000	17,415
*Capital Securities Corp.	121,000	55,761
Catcher Technology Co., Ltd.	52,360	117,850
*Cathay Financial Holdings Co., Ltd.	44,100	69,235
*Cathay Real Estate Development Co., Ltd.	223,000	100,125
*Champion Building Materials Co., Ltd.	71,000	59,854
Chang Hwa Commercial Bank	697,000	367,452
*Cheng Loong Corp.	159,000	58,946
Cheng Shin Rubber Industry Co., Ltd.	49,500	126,504
*Cheng Uei Precision Industry Co., Ltd.	61,812	108,211
Chenming Mold Industrial Corp.	20,000	14,093
*Chia Hsin Cement Corp.	65,000	31,127
Chicony Electronics Co., Ltd.	31,950	69,833
Chimei Innolux Corp.	345,478	372,426
*China Airlines, Ltd.	205,924	110,766
*China Chemical & Pharmaceutical Co.	99,000	71,052
*China Development Financial Holding Corp.	1,298,650	372,804
*China Electric Manufacturing Co., Ltd.	48,000	43,284
*China Glaze Co., Ltd.	27,000	23,244
*China Life Insurance Co., Ltd.	112,834	100,028
*China Man-Made Fiber Co., Ltd.	290,000	99,327
*China Metal Products Co., Ltd.	71,399	97,429
*China Motor Co., Ltd.	110,000	69,178
*China Petrochemical Development Corp.	248,380	133,490
*China Steel Chemical Corp.	8,000	24,017
China Steel Corp.	296,367	280,036
*China Steel Structure Co., Ltd.	24,000	16,655
*China Synthetic Rubber Corp.	50,224	48,566
*China Wire & Cable Co., Ltd.	61,000	21,953
Chinatrust Financial Holdings Co., Ltd.	551,883	330,060
*Chinese Maritime Transport, Ltd.	15,000	32,776
*Chin-Poon Industrial Co., Ltd.	126,126	92,904
*Chong Hong Construction Co.	7,000	14,323
*Chun Yuan Steel Industrial Co., Ltd.	50,000	20,228
*Chung Hsin Electric & Machinery Co., Ltd.	81,000	45,533
*Chung Hung Steel Corp.	86,477	35,299
*Chung Hwa Pulp Corp.	49,000	22,471
Chunghwa Telecom Co., Ltd.	40,909	86,196
*Chungwa Picture Tubes Co., Ltd.	1,580,000	102,885
*Clevo Co.	42,017	88,113
*CMC Magnetics Corp.	460,000	122,835
Collins Co., Ltd.	53,000	23,473
Compal Communications, Inc.	38,000	33,851
Compal Electronics, Inc.	166,463	217,789
*Compeq Manufacturing Co., Ltd.	172,000	46,791
*Continental Holdings Corp.	124,000	47,404
*Coxon Precise Industrial Co., Ltd.	2,000	3,875
CTCI Corp.	37,444	40,076
Cybertan Technology, Inc.	42,424	45,908

1090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Delpha Construction Co., Ltd.	51,000	$19,463
Delta Electronics, Inc.	16,320	56,273
*Depo Auto Parts Industrial Co., Ltd.	32,000	86,426
*D-Link Corp.	48,062	37,042
*E.Sun Financial Holding Co., Ltd.	455,346	210,588
*Elite Material Co., Ltd.	57,738	53,948
*Elitegroup Computer Systems Co., Ltd.	205,000	75,897
*EnTie Commercial Bank	41,000	15,698
Epistar Corp.	85,169	234,038
*Eternal Chemical Co., Ltd.	105,343	104,637
*Eva Airways Corp.	207,619	124,500
*Evergreen International Storage & Transport Corp.	56,000	43,512
*Evergreen Marine Corp., Ltd.	164,000	121,702
*Everlight Chemical Industrial Corp.	8,000	7,393
Everlight Electronics Co., Ltd.	19,225	54,846
*Everspring Industry Co.	90,000	32,422
*Excelsior Medical Co., Ltd.	13,000	28,979
Far Eastern Department Stores Co., Ltd.	113,969	111,216
*Far Eastern International Bank	232,090	90,101
Far Eastern New Century Corp.	81,865	94,840
*Far EasTone Telecommunications Co., Ltd.	78,000	108,588
*Farglory F T Z Investment Holding Co., Ltd.	19,000	18,109
*Federal Corp.	123,000	78,332
Feng Hsin Iron & Steel Co., Ltd.	23,000	32,821
*Feng Tay Enterprise Co., Ltd.	34,980	31,505
*First Copper Technology Co., Ltd.	49,000	20,580
First Financial Holding Co., Ltd.	353,751	207,926
*First Steamship Co., Ltd.	44,105	74,793
Formosa Chemicals & Fiber Co., Ltd.	81,040	175,613
Formosa Plastics Corp.	112,430	234,451
Formosa Taffeta Co., Ltd.	137,000	104,350
*Formosan Rubber Group, Inc.	117,000	85,590
*Formosan Union Chemical Corp.	49,000	25,894
Foxconn Technology Co., Ltd.	25,016	85,175
*Fubon Financial Holding Co., Ltd.	128,000	156,527
*G Shank Enterprise Co., Ltd.	21,000	15,895
*Gamma Optical Co., Ltd.	28,000	25,707
*Gem Terminal Industries Co., Ltd.	18,000	14,553
*Gemtek Technology Corp.	22,000	29,917
*Getac Technology Corp.	95,000	61,512
Giant Manufacture Co., Ltd.	18,000	62,557
*Giantplus Technology Co., Ltd.	32,000	16,515
*Giga Storage Corp.	36,000	45,527
*Giga-Byte Technology Co., Ltd.	53,000	55,758
*Gintech Energy Corp.	16,874	49,815
*Globe Union Industrial Corp.	41,000	47,477
Gold Circuit Electronics, Ltd.	71,070	25,649
*Goldsun Development & Construction Co., Ltd.	233,292	100,958
*Grand Pacific Petrochemical Corp.	158,000	69,363
*Great China Metal Industry Co., Ltd.	26,000	18,842
*Great Wall Enterprise Co., Ltd.	37,800	37,710
Greatek Co., Ltd.	93,620	92,389
*Green Energy Technology, Inc.	16,719	35,348
*Hannstar Board Corp.	43,000	35,361
*HannStar Display Corp.	684,000	132,457
*Hey Song Corp.	82,000	63,907
*Highwealth Construction Corp.	35,147	54,216
*Ho Tung Holding Corp.	60,000	30,244
*Holtek Semiconductor, Inc.	11,000	16,011
*Holystone Enterprise Co., Ltd.	9,827	12,743
*Hon Hai Precision Industry Co., Ltd.	35,482	142,920

1091

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CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Hong Tai Electric Industrial Co., Ltd.	72,000	$30,036
Hotai Motor Co., Ltd.	17,000	42,383
*Hsin Kuang Steel Co., Ltd.	51,000	43,492
HTC Corp.	3,308	60,905
*Hua Eng Wire & Cable Co., Ltd.	59,000	20,063
Hua Nan Financial Holding Co., Ltd.	242,885	151,048
*Huaku Development Co., Ltd.	4,238	9,466
*Huang Hsiang Construction Co.	6,000	9,851
Hung Poo Construction Corp.	67,000	77,278
*Hung Sheng Construction Co., Ltd.	125,000	70,212
*Ichia Technologies, Inc.	63,000	29,192
*I-Chiun Precision Industry Co., Ltd.	12,000	15,996
*ICP Electronics, Inc.	25,000	31,806
Infortrend Technology, Inc.	60,320	78,058
*Inotera Memories, Inc.	40,634	21,444
*Inventec Appliances Corp.	14,000	11,584
Inventec Corp.	293,412	155,744
*Kao Hsing Chang Iron & Steel Corp.	69,000	18,856
*Kaulin Manufacturing Co., Ltd.	25,000	22,979
*Kee Tai Properties Co., Ltd.	59,000	26,518
Kenda Rubber Industrial Co., Ltd.	115,557	123,132
*King Yuan Electronics Co., Ltd.	218,545	98,188
*Kingdom Construction Co., Ltd.	52,000	37,470
*King’s Town Bank	212,000	88,811
*King’s Town Construction Co., Ltd.	14,000	12,783
*Kinik Co.	26,000	33,812
*Kinko Optical Co., Ltd.	18,000	18,688
*Kinpo Electronics, Inc.	72,000	20,653
Kinsus Interconnect Technology Corp.	53,000	111,121
Knowledge-Yield-Excellence Systems Corp.	67,040	61,603
*KS Terminals, Inc.	13,000	14,191
*Kuoyang Construction Co., Ltd.	65,000	39,836
*Kwong Fong Industries Corp.	95,000	24,059
*Lan Fa Textile Co., Ltd.	26,000	8,383
Largan Precision Co., Ltd.	4,000	76,498
*LCY Chemical Corp.	47,300	59,679
*Lealea Enterprise Co., Ltd.	177,492	69,786
*Lee Chi Enterprises Co., Ltd.	96,000	52,296
*Les Enphants Co., Ltd.	18,000	20,988
*Li Peng Enterprise Co., Ltd.	18,000	8,115
Lien Hwa Industrial Corp.	55,423	32,452
*Lite-On Semiconductor Corp.	62,000	37,240
Lite-On Technology Corp.	270,661	345,293
*Long Chen Paper Co., Ltd.	56,000	17,525
Macronix International Co., Ltd.	477,250	317,106
*Masterlink Securities Corp.	137,000	52,378
*Mayer Steel Pipe Corp.	25,000	20,331
Media Tek, Inc.	7,048	95,441
Mega Financial Holding Co., Ltd.	404,000	240,953
*Mercuries & Associates, Ltd.	13,000	7,567
*Merry Electronics Co., Ltd.	34,000	49,961
*Microelectronics Technology, Inc.	133,452	81,028
*Micro-Star International Co., Ltd.	113,394	62,998
*Mirle Automation Corp.	43,000	41,691
*Mitac International Corp.	169,039	69,006
*Mosel Vitelic, Inc.	39,858	17,810
Nan Ya Plastic Corp.	139,750	245,700
Nan Ya Printed Circuit Board Corp.	24,480	99,950
*Nankang Rubber Tire Co., Ltd.	39,000	51,900
*Nantex Industry Co., Ltd.	11,000	7,172
National Petroleum Co., Ltd.	67,000	71,506

1092

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CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Nien Hsing Textile Co., Ltd.	89,000	$52,087
Opto Tech Corp.	92,000	64,694
*Orient Semiconductor Electronics, Ltd.	103,000	27,049
*Oriental Union Chemical Corp.	82,720	61,904
*Pan Jit International, Inc.	41,000	39,200
Pan-International Industrial Corp.	52,728	82,747
*Pegatron Corp.	59,261	68,428
*Polaris Securities Co., Ltd.	261,000	119,140
Pou Chen Corp.	279,529	213,454
President Chain Store Corp.	14,768	48,389
*President Securities Corp.	112,000	61,307
*Prince Housing & Development Corp.	26,780	12,420
*Promise Technology, Inc.	34,000	22,998
*Qisda Corp.	172,760	97,163
Quanta Computer, Inc.	26,007	47,076
*Radiant Opto-Electronics Corp.	36,050	48,805
*Radium Life Tech Corp.	158,784	146,603
*Ralec Electronic Corp.	8,000	17,954
Realtek Semiconductor Corp.	48,641	111,048
*Ritek Corp.	320,759	91,993
Ruentex Development Co., Ltd.	24,000	40,975
*Ruentex Industries, Ltd.	49,000	141,263
*Sampo Corp.	120,000	18,973
*Sanyang Industrial Co., Ltd.	215,000	100,815
*Shih Wei Navigation Co., Ltd.	17,000	24,274
*Shihlin Electric & Engineering Corp.	57,000	61,398
*Shihlin Paper Corp.	16,000	32,577
*Shin Kong Financial Holding Co., Ltd.	664,983	240,333
*Shin Zu Shing Co., Ltd.	11,000	35,669
*Shinkong Synthetic Fibers Co., Ltd.	200,000	70,334
*Sigurd Microelectronics Corp.	75,000	58,451
*Silicon Integrated Systems Corp.	167,380	108,160
Siliconware Precision Industries Co., Ltd.	63,000	61,526
Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	12,815
*Sinbon Electronics Co., Ltd.	32,000	23,610
*Sincere Navigation Corp.	41,125	46,894
*Sinkong Textile Co., Ltd.	70,000	80,886
*Sinon Corp.	48,000	20,445
*SinoPac Holdings Co., Ltd.	833,000	278,788
*Sinphar Pharmaceutical Co., Ltd.	22,766	26,511
*Sintek Photronics Corp.	8,026	4,926
South East Soda Manufacturing Co., Ltd.	37,000	37,539
*SPI Electronic Co., Ltd.	26,519	31,405
*Spirox Corp.	29,000	24,559
*Springsoft, Inc.	57,000	55,305
Standard Foods Taiwan, Ltd.	44,220	128,414
*Sunplus Technology Co., Ltd.	70,299	52,102
Sunrex Technology Corp.	80,000	78,516
*Supreme Electronics Co., Ltd.	13,000	9,844
Synnex Technology International Corp.	53,900	122,781
*T JOIN Transportation Co., Ltd.	16,000	11,696
*Ta Chen Stainless Pipe Co., Ltd.	108,000	74,624
*Ta Chong Bank, Ltd.	176,000	42,162
*Ta Ya Electric Wire & Cable Co., Ltd.	86,000	23,501
*Taichung Commercial Bank	69,000	21,598
*Tainan Spinning Co., Ltd.	140,000	61,782
*Taishin Financial Holdings Co., Ltd.	633,044	281,641
*Taiwan Business Bank	338,000	99,678
Taiwan Cement Corp.	429,400	398,190
*Taiwan Cogeneration Corp.	62,000	35,501
Taiwan Cooperative Bank	419,300	271,630

1093

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CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Taiwan Fertilizer Co., Ltd.	61,000	$168,484
*Taiwan Fire & Marine Insurance Co., Ltd.	19,000	15,639
Taiwan Glass Industrial Corp.	154,848	149,465
Taiwan Hon Chuan Enterprise Co., Ltd.	32,621	60,585
*Taiwan International Securities Corp.	40,000	14,640
*Taiwan Land Development Corp.	91,000	37,713
Taiwan Life Insurance Co., Ltd.	34,619	34,302
*Taiwan Mask Corp.	127,000	47,064
*Taiwan Mobile Co., Ltd.	22,000	43,510
Taiwan Navigation Co., Ltd.	13,000	16,223
*Taiwan Paiho Co., Ltd.	72,000	61,121
*Taiwan Pulp & Paper Corp.	88,000	38,638
Taiwan Secom Co., Ltd.	22,000	33,755
Taiwan Semiconductor Manufacturing Co., Ltd.	110,465	213,250
*Taiwan Sogo Shinkong Security Co., Ltd.	52,000	36,173
*Taiwan Styrene Monomer Corp.	186,000	80,703
*Taiwan Tea Corp.	123,704	73,327
*Taiyen Biotech Co., Ltd.	33,000	21,282
*Tatung Co., Ltd.	588,000	106,792
*Teapo Electronic Corp.	154,000	36,645
*Teco Electric & Machinery Co., Ltd.	274,000	131,386
*Test-Rite International Co., Ltd.	96,425	55,219
*Ton Yi Industrial Corp.	79,000	35,540
Tong Yang Industry Co., Ltd.	12,000	18,296
*Topco Scientific Co., Ltd.	40,000	50,557
Transcend Information, Inc.	31,483	87,643
*Tripod Technology Corp.	27,000	102,589
Tsann Kuen Enterprise Co., Ltd.	11,500	21,343
TSRC Corp.	35,000	50,882
*TTET Union Corp.	10,000	12,133
Tung Ho Steel Enterprise Corp.	78,254	68,439
*TXC Corp.	35,000	61,044
*Tycoons Group Enterprise Co., Ltd.	196,000	35,184
*Tze Shin International Co., Ltd.	36,000	15,248
U-Ming Marine Transport Corp.	39,000	73,810
*Unimicron Technology Corp.	156,356	259,312
*Union Bank of Taiwan	222,352	55,907
Uni-President Enterprises Corp.	82,319	97,552
*Unitech Printed Circuit Board Corp.	71,000	26,529
*United Integration Service Co., Ltd.	20,000	25,133
*United Microelectronics Corp.	572,530	253,979
*Universal Cement Corp.	84,000	40,152
*Universal Microelectronics Co., Ltd.	38,000	20,104
*UPC Technology Corp.	146,000	86,226
*USI Corp.	132,000	89,924
*Via Technologies, Inc.	9,600	8,319
Wah Lee Industrial Corp.	35,000	51,079
*Walsin Lihwa Corp.	371,000	162,007
*Walton Advanced Engineering, Inc.	68,000	33,528
*Wan Hai Lines Co., Ltd.	188,150	126,502
*Waterland Financial Holding Co., Ltd.	324,990	99,748
*Wei Chuan Food Corp.	71,000	81,621
*Winbond Electronics Corp.	337,000	85,524
*Wintek Corp.	183,000	163,668
Wistron Corp.	91,327	147,525
Wistron NeWeb Corp.	65,100	128,717
*WPG Holdings Co., Ltd.	40,000	82,355
*WT Microelectronics Co., Ltd.	57,000	65,528
*WUS Printed Circuit Co., Ltd.	65,000	28,475
*Yageo Corp.	193,000	86,013
Yang Ming Marine Transport Corp.	209,599	135,403

1094

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Yeung Cyang Industrial Co., Ltd.	51,000	$35,258
*Yieh Phui Enterprise Co., Ltd.	180,456	66,868
*Yosun Industrial Corp.	43,680	72,894
Young Fast Optoelectronics Co., Ltd.	4,000	34,448
Yuanta Financial Holding Co., Ltd.	394,000	219,346
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	61,984
Yulon Motor Co., Ltd.	148,223	170,297
Yung Shin Pharmaceutical Industrial Co., Ltd.	39,000	41,115
Yung Tay Engineering Co., Ltd.	104,000	113,924
*Zenitron Corp.	22,000	14,311
*Zig Sheng Industrial Co., Ltd.	113,000	49,161
*Zippy Technology Corp.	12,000	8,857
*Zyxel Communication Corp.	62,000	37,098

TOTAL TAIWAN		24,746,646

THAILAND — (0.5%)
Advance Info Service PCL (Foreign)	16,300	47,221
Asian Property Development PCL (Foreign)	234,700	45,086
Bangchak Petroleum PCL (Foreign)	93,300	41,916
Bangkok Bank PCL (Foreign)	48,000	206,723
Bangkok Bank PCL (Foreign) NVDR	20,200	85,431
Bangkok Dusit Medical Services PCL (Foreign)	50,300	45,586
Bangkok Expressway PCL (Foreign)	112,000	63,504
Bank of Ayudhya PCL (Foreign)	70,100	44,742
Banpu Coal, Ltd. (Foreign) NVDR	8,800	170,138
Banpu PCL (Foreign)	400	7,734
BEC World PCL (Foreign)	65,200	60,604
Big C Supercenter PCL (Foreign)	46,100	77,845
Cal-Comp Electronics (Thailand) PCL (Foreign)	387,500	44,183
Charoen Pokphand Foods PCL (Foreign)	340,100	253,955
Delta Electronics (Thailand) PCL (Foreign)	86,000	69,946
Electricity Generating PCL (Foreign)	22,000	58,451
Glow Energy PCL (Foreign)	61,900	77,195
Hana Microelectronics PCL (Foreign)	139,200	119,684
IRPC PCL (Foreign)	1,151,400	138,418
*Italian-Thai Development PCL (Foreign) NVDR	621,100	55,423
Kasikornbank PCL (Foreign)	26,900	86,680
Kasikornbank PCL (Foreign) NVDR	28,100	87,064
Kiatnakin Finance PCL (Foreign)	50,300	47,534
Krung Thai Bank PCL (Foreign)	481,100	193,782
Land and Houses PCL (Foreign)	212,200	37,805
MCOT PCL (Foreign)	36,000	29,001
Precious Shipping PCL (Foreign)	165,000	94,578
Preuksa Real Estate PCL (Foreign)	168,300	124,628
PTT Aromatics & Refining PCL (Foreign)	165,700	119,622
PTT Chemical PCL (Foreign)	66,400	207,789
PTT Exploration & Production PCL (Foreign)	11,700	54,014
PTT PCL (Foreign)	27,500	217,273
Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	45,127
*Sahaviriya Steel Industries PCL (Foreign)	100,000	4,957
Siam Cement PCL (Foreign) NVDR (The)	10,400	87,002
Siam City Cement PCL (Foreign)	13,200	92,840
Siam Commercial Bank PCL (Foreign)	15,700	43,294
Siam Makro PCL (Foreign)	14,000	50,318
Supalai PCL (Foreign)	222,900	87,710
*Tata Steel (Thailand) PCL (Foreign)	1,030,600	52,049
Thai Oil PCL (Foreign)	81,600	111,244
Thai Union Frozen Products PCL (Foreign)	76,000	115,972
Thanachart Capital PCL (Foreign)	143,400	133,292
Thoresen Thai Agencies PCL (Foreign)	91,190	67,527
*TMB Bank PCL (Foreign)	1,311,300	79,633

1095

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

THAILAND — (Continued)
Total Access Communication PCL (Foreign)	114,100	$167,040
TPI Polene PCL (Foreign)	58,000	23,541

TOTAL THAILAND		4,175,101

TURKEY — (0.5%)
Adana Cimento Sanayii Ticaret A.S. Class A	12,989	42,748
Akbank T.A.S.	36,621	202,717
Akcansa Cimento Sanayi ve Ticaret A.S.	9,502	46,407
*Akenerji Elektrik Uretim A.S.	53,168	114,717
Aksigorta A.S.	34,947	44,269
Albaraka Turk Katilim Bankasi A.S.	27,804	47,861
Anadolu Anonim Turk Sigorta Sirketi A.S.	54,184	38,439
Anadolu Efes Biracilik ve Malt Sanayi A.S.	4,187	52,771
Arcelik A.S.	31,373	154,850
Aselsan Elektronik Sanayi Ve Ticaret A.S.	13,484	50,526
Asya Katilim Bankasi A.S.	15,598	38,948
Aygaz A.S.	35,134	154,869
Bati Anabolu Cimento A.S.	4,607	24,115
BIM BirlesikMagazalar A.S.	2,110	64,760
Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	82,846
*Deva Holding A.S.	17,173	32,760
Dogan Sirketler Grubu Holdings A.S.	130,448	94,122
*Dogan Yayin Holding A.S.	57,428	58,834
*Dogus Otomotiv Servis ve Ticaret A.S.	11,261	54,941
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	114,801
Enka Insaat ve Sanayi A.S.	11,317	41,657
*Eregli Demir ve Celik Fabrikalari Turk A.S.	59,690	166,407
Ford Otomotiv Sanayi A.S.	19,042	141,587
*Global Yatirim Holding A.S.	67,511	31,764
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	901	36,402
Haci Omer Sabanci Holding A.S.	25,022	116,207
Hurriyet Gazetecilik ve Matbaacilik A.S.	31,589	32,930
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	31,120	20,430
Karton Sanayi ve Ticaret A.S.	618	52,843
Koc Holding A.S. Series B	47,269	186,360
Nortel Networks Netas Telekomuenikasyon A.S.	1,158	42,250
Otokar Otomotive Ve Savunma Sanayi A.S.	1,350	14,443
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	5,000	7,886
*Petkim Petrokimya Holding A.S.	38,764	56,309
Sekerbank T.A.S.	27,702	29,961
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	71,616	104,103
*TAV Havalimanlari Holding A.S.	9,894	41,972
Tekfen Holding A.S.	12,783	42,779
Tofas Turk Otomobil Fabrikasi A.S.	14,097	53,800
*Trakya Cam Sanayii A.S.	26,521	38,333
Tupras-Turkiye Petrol Rafinerileri A.S.	13,873	315,608
Turcas Petrol A.S.	24,681	85,926
*Turk Ekonomi Bankasi A.S.	54,324	77,138
*Turk Hava Yollari A.S.	63,886	184,759
*Turk Sise ve Cam Fabrikalari A.S.	39,394	49,368
Turkcell Iletisim Hizmetleri A.S.	1,136	6,621
Turkcell Iletisim Hizmetleri A.S. ADR	3,200	46,400
Turkiye Garanti Bankasi A.S.	61,127	316,255
Turkiye Halk Bankasi	17,538	142,053
Turkiye Is Bankasi A.S.	45,755	171,549
Turkiye Sinai Kalkinma Bankasi A.S.	102,949	140,848
Turkiye Vakiflar Bankasi T.A.O.	79,200	214,168
Ulker Biskuvi Sanayi A.S.	18,064	51,729
*Vestel Elektronik Sanayi ve Ticaret A.S.	24,328	36,773
*Yapi ve Kredi Bankasi A.S.	45,205	137,283

TOTAL TURKEY		4,751,202

1096

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (14.2%)
A.G. Barr P.L.C.	2,130	$39,830
Aberdeen Asset Management P.L.C.	128,290	282,524
Admiral Group P.L.C.	7,927	180,004
Aegis Group P.L.C.	130,851	240,623
*Aga Rangemaster Group P.L.C.	23,457	32,349
Aggreko P.L.C.	24,573	590,777
Amec P.L.C.	46,009	630,001
Amlin P.L.C.	87,662	584,325
*Anglo American P.L.C.	83,163	3,288,354
Anglo Pacific Group P.L.C.	10,303	41,418
Anite P.L.C.	12,317	8,229
*Antisoma P.L.C.	130,297	11,435
Antofagasta P.L.C.	57,429	898,673
Arena Leisure P.L.C.	29,322	17,451
ARM Holdings P.L.C.	87,084	447,888
ARM Holdings P.L.C. Sponsored ADR	10,000	154,500
Arriva P.L.C.	25,240	304,911
Ashmore Group P.L.C.	27,484	121,824
Ashtead Group P.L.C.	100,012	152,087
Associated British Foods P.L.C.	30,254	487,260
*Assura Group, Ltd. P.L.C.	61,888	45,130
AstraZeneca P.L.C. Sponsored ADR	17,600	887,744
Atkins WS P.L.C.	9,317	104,405
*Autonomy Corp. P.L.C.	13,981	360,747
Aveva Group P.L.C.	1,771	36,970
Aviva P.L.C.	259,294	1,451,998
*Axis-Shield P.L.C.	9,938	41,589
Babcock International Group P.L.C.	46,210	401,598
BAE Systems P.L.C.	195,055	956,312
Balfour Beatty P.L.C.	77,043	300,898
Barclays P.L.C.	504,400	2,644,612
Barclays P.L.C. Sponsored ADR	22,067	460,538
*Barratt Developments P.L.C.	59,448	89,808
BBA Aviation P.L.C.	57,233	176,161
Beazley P.L.C.	67,108	126,336
Bellway P.L.C.	17,958	163,256
*Berkeley Group Holdings P.L.C. (The)	16,777	213,357
BG Group P.L.C.	42,404	680,036
BG Group P.L.C. Sponsored ADR	400	32,380
BHP Billiton P.L.C.	15,494	474,650
BHP Billiton P.L.C. ADR	6,800	418,472
Bodycote P.L.C.	34,225	127,286
*Bovis Homes Group P.L.C.	17,434	94,055
BP P.L.C.	1,306	8,352
BP P.L.C. Sponsored ADR	102,720	3,951,638
Brammer P.L.C.	4,486	11,268
Brewin Dolphin Holdings P.L.C.	10,185	19,513
Brit Insurance Holdings NV	10,272	160,928
#*British Airways P.L.C.	99,239	341,471
British American Tobacco P.L.C.	12,488	429,646
British American Tobacco P.L.C. Sponsored ADR	1,800	124,074
British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	217,851
Britvic P.L.C.	21,967	165,491
BSS Group P.L.C.	19,643	137,871
BT Group P.L.C. Sponsored ADR	17,500	391,650
*BTG P.L.C.	24,453	81,714
Bunzl P.L.C.	20,330	220,104
Burberry Group P.L.C.	53,441	705,819
Cable & Wireless Communications P.L.C.	344,179	319,719
Cable & Wireless Worldwide P.L.C.	344,179	360,494
*Cairn Energy P.L.C.	95,280	697,918

1097

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Camellia P.L.C.	488	$62,421
Capita Group P.L.C.	16,762	189,098
Carillion P.L.C.	66,532	314,147
Carnival P.L.C.	15,763	569,314
Carnival P.L.C. ADR	4,744	172,682
*Carphone Warehouse Group P.L.C.	39,638	143,055
Castings P.L.C.	1,976	6,125
Catlin Group, Ltd. P.L.C.	66,466	400,957
Centrica P.L.C.	115,683	551,385
Charles Stanley Group P.L.C.	382	1,245
Charter International P.L.C.	21,254	240,732
Chaucer Holdings P.L.C.	63,276	45,938
Chemring Group P.L.C.	2,135	96,708
Chesnara P.L.C.	16,414	53,976
Chloride Group P.L.C.	19,026	111,334
*Clinton Cards P.L.C.	19,726	10,218
Close Brothers Group P.L.C.	18,215	191,925
Cobham P.L.C.	81,906	305,218
Collins Stewart P.L.C.	29,710	33,796
*Colt Group SA	50,348	101,901
Compass Group P.L.C.	53,254	442,769
Computacenter P.L.C.	32,550	140,173
Connaught P.L.C.	12,993	7,276
Consort Medical P.L.C.	5,759	34,318
*Cookson Group P.L.C.	47,340	329,933
Costain Group P.L.C.	7,600	23,001
Cranswick P.L.C.	7,431	101,601
Croda International P.L.C.	10,466	211,339
*CSR P.L.C.	26,623	142,804
Daily Mail & General Trust P.L.C. Series A	31,357	238,750
Dairy Crest Group P.L.C.	20,624	124,884
*Dana Petroleum P.L.C.	12,950	347,687
Davis Service Group P.L.C.	17,829	104,570
De la Rue P.L.C.	17,287	198,859
*Debenhams P.L.C.	191,188	184,507
Dechra Pharmaceuticals P.L.C.	2,390	15,596
Development Securities P.L.C.	15,174	59,279
Devro P.L.C.	9,992	32,945
Diageo P.L.C.	11,221	194,733
Diageo P.L.C. Sponsored ADR	3,600	251,568
Dignity P.L.C.	3,057	33,721
Dimension Data Holdings P.L.C.	198,896	384,210
Diploma P.L.C.	14,328	58,444
Domino Printing Sciences P.L.C.	20,220	142,495
Drax Group P.L.C.	26,666	160,514
DS Smith P.L.C.	59,889	135,338
*DSG International P.L.C.	635,282	267,226
*E2V Technologies P.L.C.	6,057	5,760
*eaga P.L.C.	5,313	8,844
*easyJet P.L.C.	33,010	207,078
Electrocomponents P.L.C.	60,447	213,357
Elementis P.L.C.	33,086	40,251
*EnQuest P.L.C.	58,804	107,958
*Enterprise Inns P.L.C.	54,296	87,409
Eurasian Natural Resources Corp. P.L.C.	20,458	290,678
Euromoney Institutional Investor P.L.C.	11,466	108,674
Evolution Group P.L.C.	21,433	28,134
Experian P.L.C.	55,885	550,498
F&C Asset Management P.L.C.	75,200	59,651
Fenner P.L.C.	38,414	132,801
Fidessa Group P.L.C.	2,349	53,931

1098

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Filtrona P.L.C.	29,346	$110,282
*Findel P.L.C.	45,195	5,863
*Firstgroup P.L.C.	43,959	253,733
Forth Ports P.L.C.	3,947	78,722
French Connection Group P.L.C.	18,083	13,534
Fresnillo P.L.C.	3,049	49,273
G4S P.L.C.	127,316	516,889
*Galiform P.L.C.	16,578	18,701
Galliford Try P.L.C.	9,777	47,277
Game Group P.L.C.	64,279	71,938
*Gem Diamonds, Ltd. P.L.C.	18,964	65,133
Genus P.L.C.	7,062	79,218
*GKN P.L.C.	158,395	335,678
GlaxoSmithKline P.L.C. Sponsored ADR	22,100	777,257
Go-Ahead Group P.L.C.	3,044	53,299
Greene King P.L.C.	28,269	196,457
Greggs P.L.C.	5,330	37,172
Halfords Group P.L.C.	16,496	124,483
Halma P.L.C.	31,900	138,979
Hampson Industries P.L.C.	16,095	15,536
Hansard Global P.L.C.	17,609	47,340
*Hardy Oil & Gas P.L.C.	6,768	17,035
Hardy Underwriting Group P.L.C.	1,763	6,265
Hargreaves Lansdown P.L.C.	12,626	71,868
Hays P.L.C.	65,299	92,449
Headlam Group P.L.C.	8,095	32,370
Helical Bar P.L.C.	6,415	29,858
*Helphire P.L.C.	33,566	20,454
Henderson Group P.L.C.	113,395	232,731
*Heritage Oil P.L.C.	15,730	101,267
Hikma Pharmaceuticals P.L.C.	18,463	207,542
Hill & Smith Holdings P.L.C.	6,525	29,511
Hiscox, Ltd. P.L.C.	57,482	320,899
HMV Group P.L.C.	15,392	14,572
Hochschild Mining P.L.C.	26,850	121,723
Hogg Robinson Group P.L.C.	5,147	2,460
Holidaybreak P.L.C.	14,216	58,030
*Home Retail Group P.L.C.	49,224	184,449
Homeserve P.L.C.	3,407	116,459
HSBC Holdings P.L.C.	326,954	3,324,860
HSBC Holdings P.L.C. Sponsored ADR	106,243	5,426,892
Hunting P.L.C.	12,524	102,182
Huntsworth P.L.C.	53,480	63,896
Hyder Consulting P.L.C.	2,420	13,247
ICAP P.L.C.	46,066	289,490
IG Group Holdings P.L.C.	31,919	237,054
*Imagination Technologies Group P.L.C.	28,730	148,205
IMI P.L.C.	39,971	447,452
Imperial Tobacco Group P.L.C.	26,291	743,944
Imperial Tobacco Group P.L.C. ADR	1,300	73,320
*Inchcape P.L.C.	57,624	269,975
Informa P.L.C.	72,349	445,597
Inmarsat P.L.C.	18,008	208,334
Intercontinental Hotels Group P.L.C. ADR	14,100	245,340
Intermediate Capital Group P.L.C.	52,944	220,345
International Personal Finance P.L.C.	39,827	151,644
International Power P.L.C.	252,987	1,418,448
Interserve P.L.C.	16,718	51,979
Intertek Group P.L.C.	6,743	166,883
Invensys P.L.C.	49,272	206,527
Investec P.L.C.	80,328	623,400

1099

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*IP Group P.L.C.	40,893	$20,191
*ITV P.L.C.	561,928	455,759
J.D. Wetherspoon P.L.C.	9,181	62,913
James Fisher & Sons P.L.C.	7,969	56,259
Jardine Lloyd Thompson Group P.L.C.	12,197	112,928
*JJB Sports P.L.C.	98,992	18,669
JKX Oil & Gas P.L.C.	5,891	26,774
John Menzies P.L.C.	16,607	107,497
John Wood Group P.L.C.	60,249	337,986
Johnson Matthey P.L.C.	23,601	625,947
*Johnston Press P.L.C.	80,578	25,362
Kazakhmys P.L.C.	30,544	582,002
Kcom Group P.L.C.	56,484	43,285
Keller Group P.L.C.	8,282	71,332
Kesa Electricals P.L.C.	55,581	109,477
Kier Group P.L.C.	5,617	91,490
Kingfisher P.L.C.	409,408	1,382,836
*Kofax P.L.C.	7,332	27,648
Ladbrokes P.L.C.	78,214	166,129
Laird P.L.C.	27,000	52,033
Lamprell P.L.C.	13,187	56,460
*Lancashire Holdings, Ltd. P.L.C.	8,481	71,379
Laura Ashley Holdings P.L.C.	51,893	10,490
Lavendon Group P.L.C.	44,236	38,511
Legal & General Group P.L.C.	1,002,504	1,407,320
*Lloyds Banking Group P.L.C.	584,787	631,169
*Lloyds Banking Group P.L.C. Sponsored ADR	257,003	1,105,113
Logica P.L.C.	173,998	295,886
London Stock Exchange Group P.L.C.	21,928	222,564
*Lonmin P.L.C.	19,787	486,890
*Lookers P.L.C.	34,191	29,429
Low & Bonar P.L.C.	44,867	25,614
*Luminar Group Holdings P.L.C.	29,908	4,918
Man Group P.L.C.	244,093	831,573
Management Consulting Group P.L.C.	23,934	9,034
Marks & Spencer Group P.L.C.	79,084	427,460
Marshalls P.L.C.	34,860	49,399
Marston’s P.L.C.	40,696	61,405
McBride P.L.C.	20,518	44,845
Meggitt P.L.C.	125,361	588,140
Melrose P.L.C.	49,820	182,611
Melrose Resources P.L.C.	2,371	11,554
Michael Page International P.L.C.	20,330	123,658
Millennium & Copthorne Hotels P.L.C.	19,974	152,349
*Misys P.L.C.	33,022	130,746
*Mitchells & Butlers P.L.C.	34,074	166,659
Mitie Group P.L.C.	38,494	126,114
Mondi P.L.C.	67,421	476,493
Moneysupermarket.com Group P.L.C.	30,853	33,850
Morgan Crucible Co. P.L.C.	34,128	115,083
Morgan Sindall P.L.C.	6,889	59,237
Mothercare P.L.C.	14,465	118,454
Mouchel Group P.L.C.	5,749	11,253
N Brown Group P.L.C.	25,587	91,176
*National Express Group P.L.C.	55,835	204,599
National Grid P.L.C.	3,156	25,281
National Grid P.L.C. Sponsored ADR	10,382	421,302
Next P.L.C.	12,985	437,690
Northern Foods P.L.C.	36,911	25,326
*Northgate P.L.C.	18,147	52,470
Northumbrian Water Group P.L.C.	52,862	275,274

1100

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Novae Group P.L.C.	11,261	$56,621
Old Mutual P.L.C.	713,849	1,353,270
Oxford Instruments P.L.C.	5,840	30,019
Pace P.L.C.	5,632	18,650
*PartyGaming P.L.C.	6,625	31,170
PayPoint P.L.C.	4,568	23,746
Pearson P.L.C.	3,121	48,523
Pearson P.L.C. Sponsored ADR	62,532	979,876
*Pendragon P.L.C.	223,487	87,585
Pennon Group P.L.C.	24,986	231,129
*Persimmon P.L.C.	49,363	273,607
Petrofac, Ltd. P.L.C.	18,548	363,572
Petropavlovsk P.L.C.	12,514	198,142
Photo-Me International P.L.C.	39,461	27,403
Premier Farnell P.L.C.	42,543	159,589
*Premier Foods P.L.C.	278,372	82,976
*Premier Oil P.L.C.	11,027	252,266
*Prostrakan Group P.L.C.	20,107	23,189
Provident Financial P.L.C.	7,074	89,537
Prudential P.L.C.	133,912	1,165,347
Prudential P.L.C. ADR	24,590	428,112
*Punch Taverns P.L.C.	82,859	95,430
PV Crystalox Solar P.L.C.	37,163	34,583
PZ Cussons P.L.C.	17,339	93,359
Qinetiq P.L.C.	90,494	175,134
*Quintain Estates & Development P.L.C.	14,160	8,725
Rank Group P.L.C.	26,746	49,937
Rathbone Brothers P.L.C.	5,677	73,937
Reckitt Benckiser Group P.L.C.	10,751	527,132
*Redrow P.L.C.	21,878	36,749
Reed Elsevier P.L.C. ADR	5,600	194,376
Regus P.L.C.	82,044	96,496
Renishaw P.L.C.	5,546	72,306
*Rentokil Initial P.L.C.	186,918	299,989
Restaurant Group P.L.C.	12,241	44,032
Rexam P.L.C.	152,527	739,720
Ricardo P.L.C.	11,315	44,052
Rightmove P.L.C.	14,038	143,904
Rio Tinto P.L.C.	18,769	971,400
Rio Tinto P.L.C. Sponsored ADR	3,600	186,912
RM P.L.C.	12,287	25,308
Robert Walters P.L.C.	18,804	65,556
Robert Wiseman Dairies P.L.C.	97	768
ROK P.L.C.	19,702	8,811
*Rolls-Royce Group P.L.C.	117,120	1,065,887
Rotork P.L.C.	4,228	100,155
*Royal Bank of Scotland Group P.L.C.	1,024,822	802,317
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,100	17,336
Royal Dutch Shell P.L.C. ADR	122,437	6,540,585
Royal Dutch Shell P.L.C. Series B	59,695	1,577,094
RPC Group P.L.C.	22,388	93,242
RPS Group P.L.C.	25,621	78,384
RSA Insurance Group P.L.C.	568,967	1,137,676
SABmiller P.L.C.	64,455	1,956,954
Sage Group P.L.C.	177,566	665,533
Sainsbury (J.) P.L.C.	98,883	533,361
*Salamander Energy P.L.C.	28,060	105,803
Savills P.L.C.	15,403	77,064
Schroders P.L.C.	18,321	369,867
Schroders P.L.C. Non-Voting	9,829	164,308
Scottish & Southern Energy P.L.C.	16,439	286,043

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CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*SDL P.L.C.	2,284	$19,294
Senior P.L.C.	81,796	163,550
Serco Group P.L.C.	30,289	263,007
Severfield-Rowen P.L.C.	5,398	18,488
Severn Trent P.L.C.	13,573	278,798
Shanks Group P.L.C.	52,356	85,804
Shire P.L.C. ADR	3,900	268,593
*SIG P.L.C.	48,936	77,702
Smith & Nephew P.L.C. Sponsored ADR	6,000	261,720
Smiths Group P.L.C.	16,965	296,976
Smiths News P.L.C.	40,578	71,122
*Soco International P.L.C.	29,992	197,231
*Southern Cross Healthcare, Ltd. P.L.C.	27,892	14,068
Spectris P.L.C.	10,654	151,243
Speedy Hire P.L.C.	541	197
Spice P.L.C.	31,125	27,554
Spirax-Sarco Engineering P.L.C.	8,485	207,788
Spirent Communications P.L.C.	84,310	169,328
*Sports Direct International P.L.C.	22,380	38,579
SSL International P.L.C.	16,689	309,018
St. Ives Group P.L.C.	9,000	12,016
St. James’s Place P.L.C.	25,442	110,347
*St. Modwen Properties P.L.C.	36,375	99,311
Stagecoach Group P.L.C.	59,157	156,204
Standard Chartered P.L.C.	141,299	4,082,367
Standard Life P.L.C.	378,566	1,200,796
Sthree P.L.C.	10,289	42,236
*Synergy Health P.L.C.	7,073	74,086
*TalkTalk Telecom Group P.L.C.	79,276	152,384
Tate & Lyle P.L.C.	66,559	469,257
*Taylor Wimpey P.L.C.	133,775	55,546
Tesco P.L.C.	275,558	1,689,816
Thomas Cook Group P.L.C.	90,467	258,176
Thorntons P.L.C.	16,501	20,792
Tomkins P.L.C.	42,408	215,345
Tomkins P.L.C. Sponsored ADR	23,775	482,157
*Travis Perkins P.L.C.	33,414	441,885
*Trinity Mirror P.L.C.	98,032	163,745
*TT electronics P.L.C.	2,907	4,850
TUI Travel P.L.C.	35,287	116,444
Tullett Prebon P.L.C.	40,442	215,981
Tullow Oil P.L.C.	20,507	396,105
*UK Coal P.L.C.	35,646	19,976
Ultra Electronics Holdings P.L.C.	4,118	104,256
Umeco P.L.C.	2,569	15,829
Unilever P.L.C.	294	8,353
Unilever P.L.C. Sponsored ADR	10,600	303,478
United Business Media P.L.C.	19,429	167,750
United Utilities Group P.L.C.	38,902	357,066
United Utilities Group P.L.C. ADR	154	2,820
*Vectura Group P.L.C.	30,168	20,790
Vedanta Resources P.L.C.	17,480	669,194
Victrex P.L.C.	5,665	108,560
Vitec Group P.L.C. (The)	9,565	62,648
Vodafone Group P.L.C.	13,189	30,753
Vodafone Group P.L.C. Sponsored ADR	259,999	6,104,777
Weir Group P.L.C. (The)	28,894	532,376
Wellstream Holdings P.L.C.	7,499	59,009
WH Smith P.LC.	13,058	86,935
Whitbread P.L.C.	25,690	567,511
William Hill P.L.C.	77,898	203,929

1102

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CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
William Morrison Supermarkets P.L.C.	174,580	$725,971
Wincanton P.L.C.	14,780	55,052
*Wolfson Microelectronics P.L.C.	35,460	96,036
*Wolseley P.L.C.	50,810	1,146,031
*Wolseley P.L.C. ADR	1,000	2,170
WPP P.L.C.	641	6,816
WPP P.L.C. Sponsored ADR	6,000	319,920
WSP Group P.L.C.	5,033	27,554
Xchanging P.L.C.	30,971	97,146
Xstrata P.L.C.	176,940	2,814,614
*Yell Group P.L.C.	193,258	73,104
*Yule Catto & Co P.L.C.	26,581	85,643

TOTAL UNITED KINGDOM		124,345,603

TOTAL COMMON STOCKS		826,384,004

PREFERRED STOCKS — (1.4%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	6,668	13,210

BRAZIL — (1.4%)
Banco Bradesco SA Sponsored ADR	65,169	1,214,098
Banco do Estado do Rio Grande do Sul SA	18,650	161,072
*Brasil Telecom SA ADR	3,518	68,812
*Braskem SA Preferred A	14,800	111,749
Braskem SA Preferred A Sponsored ADR	7,677	117,305
Centrais Electricas de Santa Catarina SA	2,600	50,365
Cia de Transmissao de Energia Electrica Paulista SA	3,600	98,597
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	91,540
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	4,720	307,083
Companhia de Bebidas das Americas Preferred ADR	2,100	229,362
Companhia de Tecidos Norte de Minas	11,500	30,666
Companhia Energetica de Minas Gerais SA	4,262	63,562
Companhia Energetica de Minas Gerais SA Sponsored ADR	8,112	123,302
Companhia Energetica do Ceara Coelce Series A	5,000	79,060
Companhia Paranaense de Energia-Copel Sponsored ADR	6,500	142,480
Confab Industrial SA	46,367	135,241
Contax Participacoes SA	6,800	89,504
Gerdau SA Sponsored ADR	59,400	869,616
Gol Linhas Aereas Inteligentes SA	9,600	133,455
Itau Unibanco Holding SA	58,539	1,310,371
Itau Unibanco Holding SA ADR	18,232	408,214
Klabin SA	81,700	235,512
Lojas Americanas SA	19,900	167,455
Marcopolo SA	22,650	128,781
*Net Servicos de Comunicacao SA	6,600	70,698
*Net Servicos de Comunicacao SA Preferred ADR	29,676	321,391
Petroleo Brasileiro SA ADR	44,869	1,429,078
Randon e Participacoes SA	39,900	265,425
Saraiva SA Livreiros Editores	5,100	98,329
Suzano Papel e Celullose SA	35,625	338,668
TAM SA	10,900	183,257
Tele Norte Leste Participacoes SA	2,300	33,778
Tele Norte Leste Participacoes SA ADR	13,200	193,116
Telecomunicacoes de Sao Paulo SA ADR	5,840	125,735
Telemar Norte Leste SA	4,700	122,684
Tim Participacoes SA ADR	3,700	105,561
Ultrapar Participacoes SA Sponsored ADR	12,800	664,320
*Unipar Participacoes SA Class B	143,600	48,988
Usinas Siderurgicas de Minas Gerais SA Series A	17,700	497,649

1103

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CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Vale SA Sponsored ADR	66,950	$1,622,198

TOTAL BRAZIL		12,488,077

TOTAL PREFERRED STOCKS		12,501,287

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Elia System Operator SA NV STRIP VVPR	222	52
*Tessenderlo Chemie NV STRIP VVPR	133	62

TOTAL BELGIUM		114

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	11,601	1,965

HONG KONG — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	27,770	254
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	1,683	20
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	12,300	4,893
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	137,989	1,332

TOTAL HONG KONG		6,499

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	250	375
*Trent, Ltd. Rights 08/20/10	22	700

TOTAL INDIA		1,075

MALAYSIA — (0.0%)
*Media Prima Berhad Warrants 12/31/14	1,085	189
*Unisem (M) Berhad Rights 08/16/10	28,600	90

TOTAL MALAYSIA		279

SINGAPORE — (0.0%)
*Spice I2I, Ltd. Rights 08/18/10	117,000	2,581

SOUTH AFRICA — (0.0%)
*Medi-Clinic Corp., Ltd. Rights 08/06/10	3,671	1,112

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 08/11/10	6,322	102
*Management Consulting Warrants 12/31/11	10,069	316

TOTAL UNITED KINGDOM		418

TOTAL RIGHTS/WARRANTS		14,043

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $2,710,000 FNMA 3.901%(r), 02/25/39, valued at $1,427,333) to be repurchased at $1,406,022	$1,406	1,406,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (4.3%)
§@DFA Short Term Investment Fund	36,589,201	36,589,201

1104

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CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,093,342) to be repurchased at $1,071,922	$1,072	$1,071,904

TOTAL SECURITIES LENDING COLLATERAL		37,661,105

TOTAL INVESTMENTS — (100.0%) (Cost $746,472,893)##		$877,966,439

1105

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CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,679,766	$38,902,428	—	$40,582,194
Austria	—	3,436,578	—	3,436,578
Belgium	1,048,763	5,122,333	—	6,171,096
Brazil	16,342,048	—	—	16,342,048
Canada	65,105,601	—	—	65,105,601
Chile	4,690,468	—	—	4,690,468
China	8,830,552	41,876,622	—	50,707,174
Czech Republic	—	931,922	—	931,922
Denmark	313,432	5,527,887	—	5,841,319
Finland	343,651	8,383,347	—	8,726,998
France	4,737,114	42,780,489	—	47,517,603
Germany	7,337,447	29,793,121	—	37,130,568
Greece	801,951	3,691,160	—	4,493,111
Hong Kong	11,824	14,271,813	—	14,283,637
Hungary	74,208	1,170,952	—	1,245,160
India	1,257,959	21,609,641	—	22,867,600
Indonesia	118,491	6,468,209	—	6,586,700
Ireland	908,684	2,762,200	—	3,670,884
Israel	1,937,981	3,008,468	—	4,946,449
Italy	1,169,298	15,041,596	—	16,210,894
Japan	13,942,171	114,411,617	—	128,353,788
Malaysia	—	7,014,385	—	7,014,385
Mexico	8,491,133	—	—	8,491,133
Netherlands	6,611,904	10,289,336	—	16,901,240
New Zealand	25,992	1,615,665	—	1,641,657
Norway	159,472	5,967,330	—	6,126,802
Philippines	53,700	1,540,706	—	1,594,406
Poland	10,993	3,201,734	—	3,212,727
Portugal	3,285	2,460,988	—	2,464,273
Russia	—	6,036,117	—	6,036,117
Singapore	337,446	10,265,726	—	10,603,172
South Africa	2,149,934	13,849,680	—	15,999,614
South Korea	3,401,965	25,115,564	—	28,517,529
Spain	8,246,447	8,179,753	—	16,426,200
Sweden	935,628	15,491,244	—	16,426,872
Switzerland	8,151,063	28,916,470	—	37,067,533
Taiwan	399,170	24,347,476	—	24,746,646
Thailand	4,175,101	—	—	4,175,101
Turkey	46,400	4,704,802	—	4,751,202
United Kingdom	32,297,574	92,048,029	—	124,345,603
Preferred Stocks
Australia	—	13,210	—	13,210
Brazil	12,488,077	—	—	12,488,077

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CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Belgium	—	$114	—	$114
France	$1,965	—	—	1,965
Hong Kong	6,499	—	—	6,499
India	—	1,075	—	1,075
Malaysia	189	90	—	279
Singapore	—	2,581	—	2,581
South Africa	1,112	—	—	1,112
United Kingdom	102	316	—	418
Temporary Cash Investments	—	1,406,000	—	1,406,000
Securities Lending Collateral	—	37,661,105	—	37,661,105

TOTAL	$218,646,560	$659,319,879	—	$877,966,439

See accompanying Notes to Schedules of Investments.

1107

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2010

(Unaudited)

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,205,443,480

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $916,134,533)##	$1,205,443,480

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,205,443,480	—	—	$1,205,443,480

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$80,274,829

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $63,802,394)##	$80,274,829

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$80,274,829	—	—	$80,274,829

See accompanying Notes to Schedules of Investments.

1108

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (73.4%)
Consumer Discretionary — (10.7%)
*1-800-FLOWERS.COM, Inc.	1,855	$4,137
*4Kids Entertainment, Inc.	3,800	2,736
*99 Cents Only Stores	1,300	21,606
*AC Moore Arts & Crafts, Inc.	4,100	10,086
*AH Belo Corp.	5,125	39,668
*Aldila, Inc.	1,900	7,809
*All American Group, Inc.	4,100	2,419
*Alloy, Inc.	4,759	45,163
#American Greetings Corp. Class A	3,700	75,813
*America’s Car-Mart, Inc.	3,200	74,496
#*Arctic Cat, Inc.	4,500	44,775
#*Asbury Automotive Group, Inc.	9,414	126,712
*Ascent Media Corp.	1,318	36,640
*Atrinsic, Inc.	2,907	2,311
*Audiovox Corp. Class A	5,000	37,250
#*AutoNation, Inc.	11,900	290,717
#Barnes & Noble, Inc.	8,800	114,136
*Bassett Furniture Industries, Inc.	4,200	20,202
*Beasley Broadcast Group, Inc.	1,950	10,862
#*Beazer Homes USA, Inc.	862	3,646
*Benihana, Inc. Class A	173	1,083
#*Biglari Holdings, Inc.	510	148,155
*Bluegreen Corp.	10,480	30,916
Blyth, Inc.	1,700	67,235
Bob Evans Farms, Inc.	8,200	215,004
Books-A-Million, Inc.	2,555	16,556
#*Boyd Gaming Corp.	5,900	49,914
#*Brookfield Homes Corp.	8,044	59,928
Brown Shoe Co., Inc.	7,600	111,112
#*Build-A-Bear-Workshop, Inc.	5,300	32,065
#*Cabela’s, Inc.	13,500	210,465
*Cache, Inc.	2,235	11,533
#Callaway Golf Co.	7,800	52,650
*Cambium Learning Group, Inc.	308	1,066
*Carmike Cinemas, Inc.	269	1,966
*Carriage Services, Inc.	5,800	27,144
*Casual Male Retail Group, Inc.	1,300	4,498
#*Cavco Industries, Inc.	1,800	63,108
#*Charming Shoppes, Inc.	3,700	16,576
Christopher & Banks Corp.	2,100	15,519
#Churchill Downs, Inc.	3,200	116,384
#Cinemark Holdings, Inc.	3,175	46,323
*Clear Channel Outdoor Holdings, Inc.	5,300	58,353
#*Coast Distribution System, Inc.	800	3,240
*Cobra Electronics Corp.	1,000	2,680
#*Collective Brands, Inc.	11,000	176,220
#Columbia Sportswear Co.	1,400	68,614
#*Conn’s, Inc.	3,000	15,780
*Core-Mark Holding Co., Inc.	3,211	98,000
*Cost Plus, Inc.	876	3,005
CSS Industries, Inc.	3,979	71,702
*Dana Holding Corp.	10,400	123,552
*dELiA*s, Inc.	4,300	6,235
*Delta Apparel, Inc.	1,340	19,792
#Dillard’s, Inc.	15,300	354,042
#*DineEquity, Inc.	1,100	40,106
*Dixie Group, Inc.	3,900	12,831
*Dorman Products, Inc.	3,602	84,071

1109

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CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Dover Motorsports, Inc.	3,360	$5,410
*Dress Barn, Inc. (The)	93	2,297
*Duckwall-ALCO Stores, Inc.	1,100	15,510
#*E.W. Scripps Co. (The) Class A	1,986	15,610
*EDCI Holdings, Inc.	1,611	8,103
*Federal-Mogul Corp.	8,900	159,666
Finish Line, Inc. Class A	2,307	33,013
*Fisher Communications, Inc.	1,100	19,470
Flexsteel Industries, Inc.	600	6,726
#Foot Locker, Inc.	16,300	221,517
Fred’s, Inc.	12,020	130,297
*Full House Resorts, Inc.	400	1,272
*Furniture Brands International, Inc.	18,400	101,568
Gaiam, Inc.	513	3,078
#*Gaylord Entertainment Co.	1,557	45,137
*Genesco, Inc.	1,312	35,804
#*G-III Apparel Group, Ltd.	3,082	79,516
*Golfsmith International Holdings, Inc.	1,600	5,664
*Gray Television, Inc.	7,734	20,108
*Gray Television, Inc. Class A	700	1,736
*Great Wolf Resorts, Inc.	8,271	18,362
#*Group 1 Automotive, Inc.	7,650	212,058
Harte-Hanks, Inc.	1,300	14,664
*Hastings Entertainment, Inc.	3,300	23,925
Haverty Furniture Cos., Inc.	6,270	75,992
*Heelys, Inc.	2,100	5,691
*Helen of Troy, Ltd.	8,000	191,680
*Hollywood Media Corp.	2,073	2,322
Hooker Furniture Corp.	1,700	20,094
Hot Topic, Inc.	700	3,703
*Iconix Brand Group, Inc.	6,100	100,406
#International Speedway Corp.	3,800	98,420
#*Isle of Capri Casinos, Inc.	1,200	10,080
*J. Alexander’s Corp.	2,399	11,287
#*JAKKS Pacific, Inc.	8,600	135,708
#Jarden Corp.	12,066	349,311
#*Jo-Ann Stores, Inc.	7,400	309,986
#*Johnson Outdoors, Inc.	2,777	35,351
Jones Apparel Group, Inc.	17,199	299,951
*Journal Communications, Inc.	12,723	60,561
*Kenneth Cole Productions, Inc. Class A	3,200	42,976
#*Kid Brands, Inc.	3,700	30,784
#*K-Swiss, Inc. Class A	2,710	32,384
Lacrosse Footwear, Inc.	1,300	19,084
*Lakeland Industries, Inc.	2,120	19,101
*Lakes Entertainment, Inc.	7,350	18,522
#*Landry’s Restaurants, Inc.	7,200	176,328
*Lazare Kaplan International, Inc.	2,900	2,494
*La-Z-Boy, Inc.	2,891	24,747
*Leapfrog Enterprises, Inc.	8,500	43,180
#*Lee Enterprises, Inc.	4,159	12,227
#Lennar Corp. Class A	25,500	376,635
*Lennar Corp. Class B Voting	2,960	37,444
*Liberty Media Corp. Capital Series A	3,900	181,896
*Liberty Media-Starz Corp. Series A	1,248	68,503
#*Life Time Fitness, Inc.	300	10,908
*Lifetime Brands, Inc.	4,300	63,167
Lithia Motors, Inc.	5,052	44,458
#*Luby’s, Inc.	8,010	41,652
*M/I Homes, Inc.	3,540	37,347
Mac-Gray Corp.	4,000	43,320

1110

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Marcus Corp.	4,600	$56,120
*MarineMax, Inc.	6,400	48,640
#*McClatchy Co. (The)	3,400	11,900
*McCormick & Schmick’s Seafood Restaurants, Inc.	647	5,118
#*Media General, Inc.	7,800	80,574
#Men’s Wearhouse, Inc. (The)	3,300	64,218
*Meritage Homes Corp.	1,200	21,096
#*Modine Manufacturing Co.	11,503	116,755
#*Mohawk Industries, Inc.	7,200	352,296
*Monarch Casino & Resort, Inc.	800	8,520
*Motorcar Parts of America, Inc.	759	5,070
*Movado Group, Inc.	3,300	37,488
*MTR Gaming Group, Inc.	5,500	11,880
#*Multimedia Games, Inc.	6,759	28,388
*Nautilus, Inc.	7,647	15,141
#*Navarre Corp.	3,500	8,855
*New York & Co., Inc.	1,100	2,453
*Nobel Learning Communities, Inc.	100	701
#*O’Charley’s, Inc.	5,229	36,446
#*Orient-Express Hotels, Ltd.	7,100	64,681
#*Orleans Homebuilders, Inc.	4,800	528
#*Pacific Sunwear of California, Inc.	900	3,636
#*Palm Harbor Homes, Inc.	7,363	16,567
*Penn National Gaming, Inc.	7,504	205,535
Pep Boys - Manny, Moe & Jack (The)	16,300	156,480
*Perry Ellis International, Inc.	4,350	97,397
*Pinnacle Entertainment, Inc.	11,600	125,860
*Point.360	400	656
*Quiksilver, Inc.	11,100	49,617
#*Radio One, Inc.	600	660
*RC2 Corp.	4,953	81,972
*Reading International, Inc. Class A	1,086	4,952
*Red Lion Hotels Corp.	6,700	49,915
#*Red Robin Gourmet Burgers, Inc.	400	8,536
#Regis Corp.	13,290	202,407
#*Rent-A-Center, Inc.	8,900	195,711
*Retail Ventures, Inc.	685	6,638
*REX American Resources Corp.	2,450	39,322
*Rick’s Cabaret International, Inc.	1,800	13,842
*Rocky Brands, Inc.	1,900	15,143
*Rubio’s Restaurants, Inc.	600	5,196
*Ruby Tuesday, Inc.	5,800	59,276
#Ryland Group, Inc. (The)	9,500	155,040
*Saga Communications, Inc.	1,743	39,043
#*Saks, Inc.	6,900	56,649
*Salem Communications Corp.	4,900	16,709
#Scholastic Corp.	10,600	268,498
Service Corp. International	23,800	202,776
*Shiloh Industries, Inc.	5,891	57,025
*Shoe Carnival, Inc.	3,073	64,687
#*Silverleaf Resorts, Inc.	12,000	11,640
#*Skechers U.S.A., Inc. Class A	2,451	90,908
Skyline Corp.	2,891	58,051
*Sonic Automotive, Inc.	5,487	54,266
#Spartan Motors, Inc.	5,000	21,450
#Speedway Motorsports, Inc.	13,425	184,191
*Sport Chalet, Inc. Class A	4,484	9,954
*Sport Chalet, Inc. Class B	150	368
Sport Supply Group, Inc.	6,403	86,697
Stage Stores, Inc.	15,125	166,375
Standard Motor Products, Inc.	6,400	62,720

1111

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Standard Pacific Corp.	4,971	$19,884
*Stanley Furniture, Inc.	2,500	9,575
*Steinway Musical Instruments, Inc.	2,115	41,200
#Stewart Enterprises, Inc.	21,307	114,419
#Superior Industries International, Inc.	8,000	115,120
*Syms Corp.	4,986	37,245
*Tandy Brands Accessories, Inc.	2,500	9,250
#*Toll Brothers, Inc.	5,700	98,952
*Trans World Entertainment Corp.	8,600	15,824
#*Tuesday Morning Corp.	1,300	5,668
*Unifi, Inc.	18,826	73,798
*Universal Electronics, Inc.	1,400	24,584
Washington Post Co.	153	64,335
#*Wells-Gardner Electronics Corp.	1,068	2,243
Wendy’s/Arby’s Group, Inc.	39,997	174,387
#*West Marine, Inc.	6,879	71,404
Weyco Group, Inc.	87	2,201
#Wyndham Worldwide Corp.	13,502	344,706
#*Zale Corp.	3,300	5,808

Total Consumer Discretionary		12,780,654

Consumer Staples — (3.8%)
Alico, Inc.	400	9,744
*Alliance One International, Inc.	13,400	50,518
Andersons, Inc. (The)	1,100	37,807
B&G Foods, Inc.	2,205	25,291
#Cal-Maine Foods, Inc.	1,200	37,908
*Central European Distribution Corp.	5,300	138,171
*Central Garden & Pet Co.	5,100	53,091
*Central Garden & Pet Co. Class A	13,800	139,518
#*Chiquita Brands International, Inc.	14,000	205,520
Coca-Cola Bottling Co.	715	36,894
#*Constellation Brands, Inc. Class A	19,700	336,082
#*Craft Brewers Alliance, Inc.	3,112	14,906
Del Monte Foods Co.	37,871	525,649
*Elizabeth Arden, Inc.	2,000	31,060
Farmer Brothers Co.	4,400	74,272
#*Fresh Del Monte Produce, Inc.	4,740	98,782
#*Hain Celestial Group, Inc.	13,200	277,992
*Harbinger Group, Inc.	1,840	11,776
#Imperial Sugar Co.	2,040	24,480
Ingles Markets, Inc.	519	8,439
Inter Parfums, Inc.	744	12,983
#*John B. Sanfilippo & Son, Inc.	2,477	34,777
*Mannatech, Inc.	6,826	18,567
#*MGP Ingredients, Inc.	3,433	26,022
#Nash-Finch Co.	3,913	153,859
*Natural Alternatives International, Inc.	600	4,362
*Nutraceutical International Corp.	2,600	40,950
Oil-Dri Corp. of America	682	14,922
*Orchids Paper Products Co.	500	7,225
*Pantry, Inc.	7,100	127,800
*Parlux Fragrances, Inc.	6,953	15,783
*Physicians Formula Holdings, Inc.	1,271	4,480
*Prestige Brands Holdings, Inc.	15,300	125,766
*Ralcorp Holdings, Inc.	7,100	414,640
#Schiff Nutrition International, Inc.	1,200	9,660
*Seneca Foods Corp.	363	11,101
#*Smart Balance, Inc.	5,276	20,154
#*Smithfield Foods, Inc.	22,070	314,498
Spartan Stores, Inc.	3,196	45,895

1112

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Stephan Co. (The)	200	$590
#SUPERVALU, Inc.	5,600	63,168
*Susser Holdings Corp.	1,536	18,447
Tasty Baking Co.	1,300	8,619
#*TreeHouse Foods, Inc.	8,600	410,134
#Universal Corp.	2,527	112,072
Weis Markets, Inc.	7,056	252,958
*Winn-Dixie Stores, Inc.	12,248	120,153

Total Consumer Staples		4,527,485

Energy — (4.6%)
#*Allis-Chalmers Energy, Inc.	7,800	20,358
#Alon USA Energy, Inc.	3,025	20,842
*Approach Resources, Inc.	2,863	19,297
#*ATP Oil & Gas Corp.	800	8,448
#*Basic Energy Services, Inc.	9,700	90,889
#Berry Petroleum Corp. Class A	2,400	71,568
*Bill Barrett Corp.	1,500	53,070
*Bolt Technology Corp.	1,400	13,244
#*Bristow Group, Inc.	4,200	140,406
#*Bronco Drilling Co., Inc.	7,505	28,519
*Cal Dive International, Inc.	5,300	31,376
*Clayton Williams Energy, Inc.	700	31,157
#*Complete Production Services, Inc.	13,000	250,250
*Comstock Resources, Inc.	300	7,593
*Crimson Exploration, Inc.	2,800	8,680
#*Crosstex Energy, Inc.	6,000	46,440
#*CVR Energy, Inc.	4,272	34,603
*Dawson Geophysical Co.	2,215	51,632
Delek US Holdings, Inc.	6,498	48,735
*Double Eagle Petroleum Co.	1,300	5,525
#*Endeavour International Corp.	400	492
*Energy Partners, Ltd.	268	3,428
*ENGlobal Corp.	2,200	4,906
#*Exterran Holdings, Inc.	8,909	237,603
Frontier Oil Corp.	1,500	18,435
#General Maritime Corp.	2,600	14,534
#*Geokinetics, Inc.	2,700	11,907
*GeoMet, Inc.	3,300	3,333
*GeoResources, Inc.	1,433	21,251
*Global Industries, Ltd.	4,700	22,278
*Green Plains Renewable Energy, Inc.	900	8,334
Gulf Island Fabrication, Inc.	1,600	28,736
#*Gulfmark Offshore, Inc.	2,100	61,824
#*Harvest Natural Resources, Inc.	13,500	112,050
*Helix Energy Solutions Group, Inc.	5,600	52,584
#*HKN, Inc.	3,300	10,131
#*International Coal Group, Inc.	8,800	39,600
#*Key Energy Services, Inc.	7,600	73,416
*Matrix Service Co.	3,500	33,915
*Natural Gas Services Group, Inc.	2,000	33,100
*Newpark Resources, Inc.	30,700	245,293
#Overseas Shipholding Group, Inc.	1,200	47,076
*Parker Drilling Co.	6,600	27,588
#*Patriot Coal Corp.	1,900	22,914
Patterson-UTI Energy, Inc.	9,900	162,657
#Penn Virginia Corp.	3,600	68,400
*Petroleum Development Corp.	4,960	144,534
*PHI, Inc. Non-Voting	4,500	71,505
*Pioneer Drilling Co.	14,053	93,031
*Plains Exploration & Production Co.	11,890	268,120

1113

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Energy — (Continued)
*Rosetta Resources, Inc.	1,682	$37,122
*Rowan Cos., Inc.	11,650	294,279
*SEACOR Holdings, Inc.	3,180	263,368
*Seahawk Drilling, Inc.	181	1,797
Sunoco, Inc.	12,600	449,442
*Superior Energy Services, Inc.	3,100	70,649
#*Superior Well Services, Inc.	5,262	97,715
*Swift Energy Corp.	8,400	217,812
*T-3 Energy Services, Inc.	1,000	25,360
Teekay Corp.	4,100	113,242
#Tesoro Petroleum Corp.	10,600	136,846
*Tetra Technologies, Inc.	5,000	52,100
Tidewater, Inc.	3,340	136,873
#*Trico Marine Services, Inc.	5,100	3,978
*Union Drilling, Inc.	7,200	42,696
*Unit Corp.	3,200	130,880
#*USEC, Inc.	31,430	173,808
#*Voyager Oil & Gas, Inc.	3,520	13,024
*Warren Resources, Inc.	1,066	3,347
#*Western Refining, Inc.	6,900	36,570
#*Whiting Petroleum Corp.	2,332	205,239

Total Energy		5,431,754

Financials — (22.1%)
#1st Source Corp.	7,680	141,235
#*1st United Bancorp, Inc.	400	2,976
21st Century Holding Co.	2,500	9,550
Abington Bancorp, Inc.	6,824	65,101
*Affirmative Insurance Holdings, Inc.	4,200	16,422
*Allegheny Corp.	1,208	362,666
Alliance Financial Corp.	138	4,118
Allied World Assurance Co. Holdings, Ltd.	3,550	176,861
Alterra Capital Holdings, Ltd.	3,340	64,629
#*American Capital, Ltd.	3,600	18,684
#American Equity Investment Life Holding Co.	20,500	221,400
American Financial Group, Inc.	12,200	359,534
American National Bankshares, Inc.	97	2,144
American National Insurance Co.	2,880	225,446
#American Physicians Capital, Inc.	2,417	98,976
American Physicians Services Group, Inc.	500	13,205
*American Safety Insurance Holdings, Ltd.	1,737	28,661
#*AmeriCredit Corp.	17,131	413,028
*Ameris Bancorp	4,419	43,483
*AMERISAFE, Inc.	3,400	61,064
*AmeriServe Financial, Inc.	6,300	11,907
#*Ante5, Inc.	3,520	898
#*Arch Capital Group, Ltd.	4,724	369,700
#Argo Group International Holdings, Ltd.	5,310	165,353
Aspen Insurance Holdings, Ltd.	5,500	150,425
#*Asset Acceptance Capital Corp.	8,800	39,512
#Associated Banc-Corp	22,200	301,698
Assurant, Inc.	16,800	626,472
#Asta Funding, Inc.	1,105	10,000
Astoria Financial Corp.	2,500	33,100
*Avatar Holdings, Inc.	3,200	64,032
*B of I Holding, Inc.	2,782	43,455
Baldwin & Lyons, Inc. Class B	3,050	68,137
BancFirst Corp.	600	24,708
Bancinsurance Corp.	625	4,469
*Bancorp, Inc.	3,093	23,352
#*BancTrust Financial Group, Inc.	4,257	13,112

1114

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
Bank Mutual Corp.	3,999	$23,514
Bank of Commerce Holdings	633	2,754
#*Bank of Florida Corp.	3,293	231
#*Bank of Granite Corp.	4,322	4,408
#*BankAtlantic Bancorp, Inc.	17,671	28,450
BankFinancial Corp.	6,739	59,842
Banner Corp.	6,125	14,394
*Beneficial Mutual Bancorp, Inc.	924	9,323
Berkshire Hills Bancorp, Inc.	4,200	84,798
Boston Private Financial Holdings, Inc.	13,691	90,498
Brookline Bancorp, Inc.	13,918	134,726
Bryn Mawr Bank Corp.	69	1,283
*Cadence Financial Corp.	4,023	6,356
California First National Bancorp	1,000	13,290
Camden National Corp.	573	17,906
*Cape Bancorp, Inc.	139	1,051
Capital City Bank Group, Inc.	1,508	20,856
Capital Southwest Corp.	300	26,646
CapitalSource, Inc.	41,488	223,205
#*Capitol Bancorp, Ltd.	3,400	4,658
Cardinal Financial Corp.	8,200	83,804
#*Cascade Financial Corp.	2,600	962
#Cash America International, Inc.	1,400	46,900
Cathay General Bancorp	17,600	206,976
Center Bancorp, Inc.	257	1,886
*Center Financial Corp.	973	5,030
CenterState Banks of Florida, Inc.	1,362	12,013
*Central Jersey Bancorp	2,678	19,603
#*Central Pacific Financial Corp.	8,900	14,774
Century Bancorp, Inc. Class A	98	2,105
CFS Bancorp, Inc.	3,600	17,208
#Chemical Financial Corp.	8,892	199,625
Citizens Community Bancorp, Inc.	2,054	7,867
#Citizens Holding Co.	171	3,124
*Citizens, Inc.	2,134	14,255
City Holding Co.	2,700	79,515
Clifton Savings Bancorp, Inc.	657	5,900
*CNA Surety Corp.	15,530	267,893
#*CNO Financial Group, Inc.	15,678	84,191
#CoBiz Financial, Inc.	3,528	22,262
Columbia Banking System, Inc.	4,900	89,572
#Community Bank System, Inc.	10,000	247,500
Community Trust Bancorp, Inc.	3,632	99,807
#*CompuCredit Holdings Corp.	8,000	40,560
#*Cowen Group, Inc.	1,708	7,105
*Crescent Financial Corp.	3,419	9,402
#CVB Financial Corp.	2,739	27,883
#Danvers Bancorp, Inc.	1,292	21,189
#*Dearborn Bancorp, Inc.	1,500	2,460
#Delphi Financial Group, Inc. Class A	15,096	391,741
Dime Community Bancshares, Inc.	4,200	55,020
Donegal Group, Inc. Class A	7,444	87,541
Donegal Group, Inc. Class B	592	9,434
*E*Trade Financial Corp.	1,760	25,749
East West Bancorp, Inc.	5,600	87,304
Eastern Insurance Holdings, Inc.	3,064	35,175
EMC Insurance Group, Inc.	4,700	105,092
Employers Holdings, Inc.	2,000	31,080
#*Encore Bancshares, Inc.	300	2,808
*Encore Capital Group, Inc.	3,016	66,352
Endurance Specialty Holdings, Ltd.	3,900	150,501

1115

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Enstar Group, Ltd.	114	$8,291
#Enterprise Financial Services Corp.	1,369	14,019
ESSA Bancorp, Inc.	3,139	39,928
#F.N.B. Corp.	8,961	76,796
Farmers Capital Bank Corp.	1,442	7,484
#FBL Financial Group, Inc. Class A	10,900	247,321
#Federal Agricultural Mortgage Corp.	400	5,976
Fidelity National Financial, Inc.	26,568	392,409
#*Fidelity Southern Corp.	1,248	8,138
Financial Institutions, Inc.	1,393	26,425
*First Acceptance Corp.	5,500	9,460
First American Financial Corp.	3,177	46,861
#*First Bancorp (318672102)	18,700	10,566
First Bancorp (318910106)	3,001	50,087
#First Busey Corp.	9,462	43,431
First Commonwealth Financial Corp.	2,694	14,278
First Community Bancshares, Inc.	1,857	27,316
First Defiance Financial Corp.	2,375	23,703
#First Federal Bancshares of Arkansas, Inc.	700	1,295
*First Federal of Northern Michigan Bancorp, Inc.	200	452
First Financial Corp.	1,400	39,718
First Financial Holdings, Inc.	2,269	28,544
First Financial Northwest, Inc.	1,300	5,928
#*First Horizon National Corp.	5,854	67,145
*First Investors Financial Services Group, Inc.	500	2,738
*First Marblehead Corp. (The)	3,978	10,701
First Merchants Corp.	7,176	62,288
First Mercury Financial Corp.	3,773	43,239
First Midwest Bancorp, Inc.	4,100	51,578
First Niagara Financial Group, Inc.	34,077	456,973
First Place Financial Corp.	6,075	22,052
First Security Group, Inc.	2,635	5,138
First South Bancorp, Inc.	600	7,104
Firstbank Corp.	105	514
*FirstCity Financial Corp.	3,500	25,375
Flagstone Reinsurance Holdings SA	3,100	34,224
Flushing Financial Corp.	7,143	89,073
#*FNB United Corp.	4,100	2,050
#*Forest City Enterprises, Inc. Class A	7,700	97,790
*Forestar Group, Inc.	100	1,611
*FPIC Insurance Group, Inc.	3,994	118,023
#Fulton Financial Corp.	27,300	248,703
#German American Bancorp, Inc.	2,954	49,480
*Global Indemnity P.L.C.	1,948	29,649
Great Southern Bancorp, Inc.	2,101	46,075
#*Greene Bancshares, Inc.	3,936	39,478
*Greenlight Capital Re, Ltd.	746	19,239
*Guaranty Bancorp	14,800	16,428
*Guaranty Federal Bancshares, Inc.	100	603
*Hallmark Financial Services, Inc.	4,472	45,346
#Hampden Bancorp, Inc.	1,000	9,960
#*Hampton Roads Bankshares, Inc.	498	548
Hancock Holding Co.	1,600	48,816
#*Hanmi Financial Corp.	11,800	16,638
#Hanover Insurance Group, Inc.	3,500	153,405
Harleysville Group, Inc.	8,518	268,147
#*Harris & Harris Group, Inc.	4,200	17,094
HCC Insurance Holdings, Inc.	7,540	196,945
Heartland Financial USA, Inc.	786	13,881
#*Heritage Commerce Corp.	4,300	15,437
*Heritage Financial Corp.	136	2,020

1116

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
HF Financial Corp.	363	$3,521
*Hilltop Holdings, Inc.	3,400	35,326
*HMN Financial, Inc.	750	3,338
*Home Bancorp, Inc.	324	4,264
Home Federal Bancorp, Inc.	4,875	63,619
HopFed Bancorp, Inc.	657	6,248
Horace Mann Educators Corp.	13,966	234,908
Hudson Valley Holding Corp.	381	7,376
Huntington Bancshares, Inc.	49,100	297,546
IBERIABANK Corp.	3,705	192,512
Independence Holding Co.	5,757	36,902
#Independent Bank Corp. (453836108)	2,014	47,953
Independent Bank Corp. (453838104)	5,400	1,890
Infinity Property & Casualty Corp.	5,333	256,197
#*Integra Bank Corp.	2,530	1,872
*International Assets Holding Corp.	373	6,319
#International Bancshares Corp.	6,000	104,040
#*Intervest Bancshares Corp.	1,700	5,593
*Investors Bancorp, Inc.	457	6,000
JMP Group, Inc.	1,295	9,130
Kearny Financial Corp.	387	3,634
#Lakeland Bancorp, Inc.	8,014	71,886
Lakeland Financial Corp.	757	15,541
Legacy Bancorp, Inc.	3,100	25,404
LNB Bancorp, Inc.	2,597	13,011
*Louisiana Bancorp, Inc.	696	10,092
#*Macatawa Bank Corp.	2,900	5,307
MainSource Financial Group, Inc.	6,528	49,221
*Markel Corp.	340	114,920
*Market Leader, Inc.	2,300	4,554
*Marlin Business Services Corp.	4,200	46,956
Marshall & Ilsley Corp.	5,302	37,273
#MB Financial, Inc.	12,800	221,952
#*MBIA, Inc.	22,980	199,466
#*MBT Financial Corp.	3,300	5,874
MCG Capital Corp.	8,302	48,069
Meadowbrook Insurance Group, Inc.	16,552	151,616
Medallion Financial Corp.	5,400	37,854
Mercantile Bank Corp.	1,015	5,471
Mercer Insurance Group, Inc.	2,050	34,194
Mercury General Corp.	400	17,252
*Meridian Interstate Bancorp, Inc.	287	3,105
*Metro Bancorp, Inc.	2,471	31,406
*MF Global Holdings, Ltd.	7,100	45,653
#*MGIC Investment Corp.	7,300	62,707
MicroFinancial, Inc.	2,400	9,600
MidSouth Bancorp, Inc.	2,318	30,227
Montpelier Re Holdings, Ltd.	3,600	58,536
*Nara Bancorp, Inc.	3,439	24,658
National Interstate Corp.	73	1,629
#National Penn Bancshares, Inc.	18,842	125,488
*Navigators Group, Inc. (The)	6,000	255,780
NBT Bancorp, Inc.	2,900	64,032
Nelnet, Inc. Class A	13,000	262,080
New Hampshire Thrift Bancshares, Inc.	200	2,022
New Westfield Financial, Inc.	6,349	52,125
NewAlliance Bancshares, Inc.	40,585	493,919
*NewBridge Bancorp	2,100	7,917
#*NewStar Financial, Inc.	1,055	7,659
*North Valley Bancorp	200	372
Northeast Community Bancorp, Inc.	4,700	26,790

1117

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#Northfield Bancorp, Inc.	536	$6,909
Northrim Bancorp, Inc.	62	1,091
Northwest Bancshares, Inc.	5,492	66,618
NYMAGIC, Inc.	2,949	75,200
OceanFirst Financial Corp.	867	10,976
#*Ocwen Financial Corp.	18,089	191,020
#Old Republic International Corp.	29,124	364,341
Old Second Bancorp, Inc.	300	417
OneBeacon Insurance Group, Ltd.	4,100	65,149
*Oppenheimer Holdings, Inc. Class A	1,100	31,493
#Oriental Financial Group, Inc.	6,200	87,792
#*Pacific Capital Bancorp	7,400	7,474
Pacific Continental Corp.	644	5,886
#*Pacific Mercantile Bancorp	2,964	11,411
*Pacific Premier Bancorp, Inc.	800	3,440
PacWest Bancorp	1,700	35,581
#Park National Corp.	270	18,112
Parkvale Financial Corp.	100	776
#*Patriot National Bancorp	1,800	3,564
#*Penson Worldwide, Inc.	894	4,810
#Peoples Bancorp, Inc.	3,800	65,550
#*PHH Corp.	17,000	338,470
*Phoenix Cos., Inc. (The)	24,100	57,840
*PICO Holdings, Inc.	3,761	117,870
#*Pinnacle Financial Partners, Inc.	8,361	84,362
#*Piper Jaffray Cos., Inc.	3,700	115,403
Platinum Underwriters Holdings, Ltd.	3,340	130,527
*PMA Capital Corp.	9,851	66,100
*PMI Group, Inc. (The)	2,300	7,199
*Popular, Inc.	83,000	238,210
#*Preferred Bank	810	1,539
Presidential Life Corp.	7,200	70,632
PrivateBancorp, Inc.	5,507	68,122
*ProAssurance Corp.	9,590	570,701
#Prosperity Bancshares, Inc.	12,064	408,728
Protective Life Corp.	3,700	83,213
Provident Financial Holdings, Inc.	2,100	12,915
#Provident Financial Services, Inc.	21,600	276,696
Provident New York Bancorp	14,200	131,776
QC Holdings, Inc.	800	3,288
*QCR Holdings, Inc.	225	2,200
Radian Group, Inc.	1,200	10,320
#Reinsurance Group of America, Inc.	10,160	487,477
RenaissanceRe Holdings, Ltd.	4,000	228,880
#Renasant Corp.	6,350	96,838
#Republic Bancorp, Inc. Class A	900	22,302
*Republic First Bancorp, Inc.	425	858
Resource America, Inc.	6,277	27,305
Rewards Network, Inc.	2,500	34,725
#*Riverview Bancorp, Inc.	4,200	8,400
#RLI Corp.	1,929	107,040
Rome Bancorp, Inc.	2,500	22,875
#S&T Bancorp, Inc.	700	14,210
*Safeguard Scientifics, Inc.	2,808	35,577
Safety Insurance Group, Inc.	4,855	190,316
#Sanders Morris Harris Group, Inc.	8,900	48,950
Sandy Spring Bancorp, Inc.	5,234	88,664
SCBT Financial Corp.	1,586	51,117
SeaBright Holdings, Inc.	6,700	54,873
#*Seacoast Banking Corp. of Florida	7,023	9,551
Selective Insurance Group, Inc.	16,400	255,184

1118

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
SI Financial Group, Inc.	1,327	$8,957
#Sierra Bancorp	607	7,193
Simmons First National Corp.	1,631	42,977
*Southern Community Financial Corp.	6,200	12,338
#*Southern Connecticut Bancorp, Inc.	100	640
*Southern First Bancshares, Inc.	200	1,202
Southside Bancshares, Inc.	800	15,168
#Southwest Bancorp, Inc.	5,736	83,459
StanCorp Financial Group, Inc.	6,500	244,985
State Auto Financial Corp.	13,513	212,559
State Bancorp, Inc.	960	9,197
StellarOne Corp.	3,098	42,040
#Sterling Bancshares, Inc.	2,700	14,013
#Stewart Information Services Corp.	5,400	53,946
#*Stifel Financial Corp.	969	44,903
*Stratus Properties, Inc.	650	6,214
#Student Loan Corp.	1,700	42,670
*Sun Bancorp, Inc.	8,064	43,062
*Superior Bancorp	2,625	4,672
#Susquehanna Bancshares, Inc.	26,797	231,794
SWS Group, Inc.	2,700	23,544
#Synovus Financial Corp.	56,900	149,078
#*Taylor Capital Group, Inc.	3,600	35,784
*Territorial Bancorp, Inc.	6	109
#*Texas Capital Bancshares, Inc.	2,000	33,380
#Thomas Properties Group, Inc.	6,713	24,502
#*TIB Financial Corp.	1,870	823
*Tidelands Bancshares, Inc.	200	310
#*TierOne Corp.	5,100	102
Timberland Bancorp, Inc.	400	1,580
Tower Bancorp, Inc.	300	6,396
#Tower Group, Inc.	532	11,465
#TowneBank	1,217	18,742
#Transatlantic Holdings, Inc.	4,570	218,492
*Tree.com, Inc.	400	2,880
*Trenwick Group, Ltd.	1,225	3
TriCo Bancshares	837	15,794
#Trustmark Corp.	10,300	226,600
#Umpqua Holdings Corp.	18,900	236,817
Unico American Corp.	1,400	12,915
#Union First Market Bankshares Corp.	4,987	70,815
#United Bankshares, Inc.	2,100	53,613
*United Community Banks, Inc.	13,693	42,448
United Financial Bancorp, Inc.	4,469	66,543
United Fire & Casualty Co.	9,946	213,242
United Western Bancorp, Inc.	2,600	2,184
Unitrin, Inc.	6,200	172,298
Universal Insurance Holdings, Inc.	1,900	7,600
Univest Corp. of Pennsylvania	966	16,741
Validus Holdings, Ltd.	8,764	217,698
*Virginia Commerce Bancorp, Inc.	862	5,525
#Washington Banking Co.	937	13,502
Washington Federal, Inc.	14,001	243,617
Washington Trust Bancorp, Inc.	468	9,060
*Waterstone Financial, Inc.	667	2,661
#Webster Financial Corp.	18,800	350,432
WesBanco, Inc.	8,568	148,655
#*West Bancorporation, Inc.	5,788	38,722
#*Western Alliance Bancorp	4,827	35,092
White Mountains Insurance Group, Ltd.	1,200	376,860
#Whitney Holding Corp.	15,700	127,484

1119

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
#Wilmington Trust Corp.	4,300	$43,602
Wilshire Bancorp, Inc.	500	3,765
#Wintrust Financial Corp.	8,496	264,396
WR Berkley Corp.	12,800	345,728
Yadkin Valley Financial Corp.	3,382	9,943
#Zions Bancorporation	21,400	474,866
*ZipRealty, Inc.	829	2,238

Total Financials		26,350,108

Health Care — (4.6%)
*Accelrys, Inc.	1,170	8,249
*Adolor Corp.	3,384	3,756
*Affymetrix, Inc.	1,146	5,604
*Air Methods Corp.	2,110	66,993
*Albany Molecular Research, Inc.	11,200	72,800
*Alere, Inc.	11,601	326,336
*Alliance HealthCare Services, Inc.	2,000	8,400
*Allied Healthcare International, Inc.	16,148	40,047
*Allied Healthcare Products, Inc.	1,700	5,644
*Almost Family, Inc.	1,800	47,304
*American Dental Partners, Inc.	3,101	35,537
*American Shared Hospital Services	400	1,320
*Amsurg Corp.	3,900	71,448
Analogic Corp.	800	36,376
*AngioDynamics, Inc.	8,056	124,143
*Animal Health International, Inc.	700	1,743
Arrhythmia Research Technology, Inc.	291	1,455
#*Assisted Living Concepts, Inc.	2,560	80,538
#*BMP Sunstone Corp.	1,232	8,131
#*Caliper Life Sciences, Inc.	4,172	16,354
*Cambrex Corp.	2,400	8,520
Cantel Medical Corp.	4,649	73,826
*Capital Senior Living Corp.	6,400	34,560
#*Caraco Pharmaceutical Laboratories, Ltd.	1,812	10,944
*Cardiac Science Corp.	8,488	15,109
#*CardioNet, Inc.	538	2,566
*Celera Corp.	8,730	58,404
#*Centene Corp.	1,300	27,703
#*Community Health Systems, Inc.	3,500	113,505
*Conmed Corp.	9,200	176,916
*Continucare Corp.	3,500	13,335
#Cooper Cos., Inc.	13,500	524,610
*Coventry Health Care, Inc.	20,400	404,532
*Cross Country Healthcare, Inc.	8,528	75,729
*CryoLife, Inc.	1,252	6,711
*Cutera, Inc.	2,603	20,355
*Cynosure, Inc.	1,930	19,840
*Cytokinetics, Inc.	906	2,492
*Digirad Corp.	3,300	6,039
Ensign Group, Inc.	1,478	26,604
*Enzo Biochem, Inc.	1,198	5,511
*Exactech, Inc.	557	8,789
*Five Star Quality Care, Inc.	8,186	29,879
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	297
*Gentiva Health Services, Inc.	7,700	158,851
#*Greatbatch, Inc.	5,600	126,448
*Hanger Orthopedic Group, Inc.	1,100	18,865
*Harvard Bioscience, Inc.	5,400	19,494
*Health Net, Inc.	2,869	67,565
#*HealthSpring, Inc.	7,600	142,880
*Infinity Pharmaceuticals, Inc.	452	2,649

1120

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Health Care — (Continued)
*IntegraMed America, Inc.	123	$1,007
#Invacare Corp.	5,320	126,776
*Kendle International, Inc.	1,632	20,090
*Kindred Healthcare, Inc.	12,535	166,716
*King Pharmaceuticals, Inc.	4,000	35,040
*Lannet Co., Inc.	3,595	16,537
*LeMaitre Vascular, Inc.	2,800	16,912
*LifePoint Hospitals, Inc.	11,700	361,647
*Magellan Health Services, Inc.	700	29,463
#*Martek Biosciences Corp.	3,167	65,525
*Matrixx Initiatives, Inc.	1,425	6,726
*Maxygen, Inc.	300	1,863
*MedCath Corp.	6,764	59,929
*Medical Action Industries, Inc.	3,200	43,840
*MEDTOX Scientific, Inc.	747	8,568
*Misonix, Inc.	2,000	4,080
#*Molina Healthcare, Inc.	2,100	62,601
*Nanosphere, Inc.	610	2,806
#National Healthcare Corp.	800	27,936
*Natus Medical, Inc.	3,200	46,976
*Nighthawk Radiology Holdings, Inc.	870	2,575
#Omnicare, Inc.	8,764	215,857
*Omnicell, Inc.	2,000	24,640
*Osteotech, Inc.	5,304	20,102
*Palomar Medical Technologies, Inc.	2,700	30,132
*Par Pharmaceutical Cos., Inc.	2,500	66,000
*PDI, Inc.	4,100	32,923
*PharMerica Corp.	500	6,530
*Progenics Pharmaceuticals, Inc.	3,520	16,192
*Prospect Medical Holdings, Inc.	2,880	20,995
*Psychiatric Solutions, Inc.	600	19,884
*Regeneration Technologies, Inc.	1,100	3,179
*RehabCare Group, Inc.	500	10,595
*Repligen Corp.	1,835	5,927
*Res-Care, Inc.	4,112	40,380
*Rochester Medical Corp.	800	7,744
*Skilled Healthcare Group, Inc.	3,000	7,980
*SRI/Surgical Express, Inc.	900	2,907
*Sun Healthcare Group, Inc.	1,035	8,570
*SunLink Health Systems, Inc.	887	2,022
#*SurModics, Inc.	1,600	20,992
*Symmetry Medical, Inc.	1,830	17,806
#Teleflex, Inc.	3,476	196,985
*Theragenics Corp.	7,501	9,076
*Transcept Pharmaceuticals, Inc.	2,359	18,896
*Triple-S Management Corp.	2,467	49,044
*Universal American Corp.	9,893	165,609
#*Viropharma, Inc.	5,400	71,118
*Vital Images, Inc.	3,700	54,353
*WellCare Health Plans, Inc.	1,400	36,106
#*Wright Medical Group, Inc.	200	3,122
Young Innovations, Inc.	900	24,030

Total Health Care		5,483,015

Industrials — (12.8%)
*A.T. Cross Co.	1,675	9,296
*AAR Corp.	4,300	72,240
ABM Industries, Inc.	2,500	54,250
*ACCO Brands Corp.	2,100	12,432
#Aceto Corp.	7,111	48,497
Actuant Corp.	900	18,558

1121

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*AGCO Corp.	11,134	$387,018
#*Air Transport Services Group, Inc.	500	2,655
Aircastle, Ltd.	8,402	76,794
*AirTran Holdings, Inc.	4,681	22,562
Alamo Group, Inc.	3,263	76,452
#*Alaska Air Group, Inc.	10,400	536,536
Albany International Corp.	1,541	28,277
Alexander & Baldwin, Inc.	5,682	190,631
*Allied Defense Group, Inc.	2,400	8,040
*Allied Motion Technologies, Inc.	400	1,720
*Amerco, Inc.	6,865	467,987
#*American Commercial Lines, Inc.	1,678	40,524
*American Railcar Industries, Inc.	1,162	15,861
*American Reprographics Co.	5,660	50,374
#American Woodmark Corp.	500	8,265
Ameron International Corp.	1,900	116,736
#*AMREP Corp.	500	5,985
#Apogee Enterprises, Inc.	1,100	12,386
Applied Industrial Technologies, Inc.	12,439	348,292
*Argon ST, Inc.	2,200	75,834
#Arkansas Best Corp.	6,700	151,219
#*Armstrong World Industries, Inc.	3,600	131,616
#*Arotech Corp.	4,100	6,109
#*ArvinMeritor, Inc.	22,200	364,302
#*Astec Industries, Inc.	1,100	34,485
*Atlas Air Worldwide Holdings, Inc.	1,300	76,024
*Avalon Holding Corp. Class A	262	679
#*Avis Budget Group, Inc.	9,517	117,440
*Baker (Michael) Corp.	300	11,640
#Baldor Electric Co.	9,100	347,802
*Baldwin Technology Co., Inc. Class A	3,076	3,845
Barnes Group, Inc.	3,600	66,168
Barrett Business Services, Inc.	2,300	34,408
*BNS Holding, Inc.	240	2,700
#Bowne & Co., Inc.	310	3,506
#Briggs & Stratton Corp.	13,309	252,472
Brink’s Co. (The)	1,166	25,535
*CAI International, Inc.	2,400	31,368
Cascade Corp.	1,000	38,170
CDI Corp.	5,229	87,847
*Ceradyne, Inc.	2,983	69,355
*Champion Industries, Inc.	1,800	2,772
Chase Corp.	82	1,153
CIRCOR International, Inc.	1,000	31,280
*Columbus McKinnon Corp.	2,500	39,325
CompX International, Inc.	200	2,610
*Consolidated Graphics, Inc.	1,500	64,455
*Cornell Cos., Inc.	2,208	61,669
Courier Corp.	507	8,077
*Covenant Transportation Group, Inc.	3,300	30,987
*CPI Aerostructures, Inc.	1,600	17,440
*CRA International, Inc.	1,100	21,142
#*Dollar Thrifty Automotive Group, Inc.	3,588	178,934
Ducommun, Inc.	2,931	61,229
*Dycom Industries, Inc.	3,615	32,716
*Dynamex, Inc.	900	12,114
#*Eagle Bulk Shipping, Inc.	11,959	57,882
Eastern Co.	150	2,496
Ecology & Environment, Inc. Class A	210	2,501
Encore Wire Corp.	3,441	73,224
*EnerSys	10,560	255,763

1122

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Ennis, Inc.	6,134	$103,787
*EnPro Industries, Inc.	3,807	114,020
*Esterline Technologies Corp.	9,859	506,062
*ExpressJet Holdings, Inc.	2,353	7,059
Federal Signal Corp.	13,200	78,672
*Flanders Corp.	3,367	10,101
*Flow International Corp.	3,431	9,332
*Franklin Covey Co.	4,000	24,920
Franklin Electric Co., Inc.	439	13,499
Freightcar America, Inc.	1,600	39,728
*Frozen Food Express Industries, Inc.	5,100	18,156
*Furmanite Corp.	752	3,249
G & K Services, Inc. Class A	6,600	153,582
#GATX Corp.	14,276	403,440
#*Genco Shipping & Trading, Ltd.	1,700	28,390
*Gencor Industries, Inc.	600	4,590
#*Gibraltar Industries, Inc.	10,700	115,453
*GP Strategies Corp.	5,112	38,596
#Granite Construction, Inc.	1,070	24,878
*Greenbrier Cos., Inc.	4,936	64,464
*Griffon Corp.	17,488	237,137
#*H&E Equipment Services, Inc.	7,100	61,770
Hardinge, Inc.	2,569	21,734
Heidrick & Struggles International, Inc.	2,200	44,220
*Herley Industries, Inc.	3,700	57,276
*Hill International, Inc.	2,000	9,200
*Hoku Corp.	1,221	3,871
#Horizon Lines, Inc.	2,900	13,456
*Hudson Highland Group, Inc.	4,187	18,632
*Hurco Cos., Inc.	1,091	18,394
*ICF International, Inc.	157	3,611
*Identive Group, Inc.	5,300	8,480
*IESI-BFC, Ltd.	1,458	32,820
*Innotrac Corp.	900	1,008
*Insituform Technologies, Inc.	2,000	45,800
Insteel Industries, Inc.	748	6,949
*Interline Brands, Inc.	4,056	73,373
International Shipholding Corp.	1,600	39,904
*Intersections, Inc.	6,500	32,110
#*JetBlue Airways Corp.	32,470	208,782
*JPS Industries, Inc.	1,000	4,100
*Kadant, Inc.	4,542	88,524
Kaman Corp. Class A	1,100	25,124
#*Kelly Services, Inc. Class A	11,300	167,240
*Key Technology, Inc.	987	11,854
Kimball International, Inc. Class B	7,471	46,619
*Kratos Defense & Security Solutions, Inc.	1,822	20,151
L.S. Starrett Co. Class A	200	1,900
*LaBarge, Inc.	400	5,012
*Ladish Co., Inc.	1,200	35,292
Lawson Products, Inc.	2,075	36,956
*Layne Christensen Co.	1,942	48,958
*LB Foster Co.	491	15,015
*LECG Corp.	3,800	8,132
Lindsay Corp.	300	10,434
*LMI Aerospace, Inc.	1,600	27,552
LSI Industries, Inc.	1,500	7,890
*Lydall, Inc.	3,900	27,885
*M&F Worldwide Corp.	6,100	171,898
*Marten Transport, Ltd.	7,548	171,491
McGrath Rentcorp	1,404	32,741

1123

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Metalico, Inc.	6,688	$28,023
Met-Pro Corp.	2,326	23,981
*MFRI, Inc.	2,300	14,432
Miller Industries, Inc.	3,200	42,784
Mine Safety Appliances Co.	1,109	27,780
#*Mobile Mini, Inc.	9,000	154,260
Mueller Industries, Inc.	443	10,951
Mueller Water Products, Inc.	32,100	121,980
Multi-Color Corp.	813	10,618
*MYR Group, Inc.	2,423	40,731
#NACCO Industries, Inc. Class A	2,016	179,505
*National Patent Development Corp.	1,000	1,350
*National Technical Systems, Inc.	3,198	27,183
*NN, Inc.	5,500	32,395
#*Northwest Pipe Co.	2,813	51,112
#*Ocean Power Technologies, Inc.	100	552
*On Assignment, Inc.	5,795	27,990
*Orion Energy Systems, Inc.	1,791	5,803
*Owens Corning	9,500	299,060
*P.A.M. Transportation Services, Inc.	3,545	51,828
*Paragon Technologies, Inc.	781	1,945
*Patrick Industries, Inc.	1,000	1,810
#*PGT, Inc.	375	975
*Pike Electric Corp.	806	7,568
*Pinnacle Airlines Corp.	3,721	20,652
Portec Rail Products, Inc.	642	7,454
*Powell Industries, Inc.	144	4,732
Preformed Line Products Co.	600	19,476
Providence & Worcester Railroad Co.	200	2,398
*RCM Technologies, Inc.	4,279	21,951
Regal-Beloit Corp.	3,106	188,938
#*Republic Airways Holdings, Inc.	11,000	68,750
*Rush Enterprises, Inc. Class A	8,000	119,520
*Rush Enterprises, Inc. Class B	1,650	21,598
Ryder System, Inc.	9,234	403,249
*Saia, Inc.	3,908	59,011
Schawk, Inc.	3,203	47,500
#*School Specialty, Inc.	6,494	124,490
Seaboard Corp.	200	303,600
*SFN Group, Inc.	15,600	116,844
SIFCO Industries, Inc.	161	1,650
#SkyWest, Inc.	17,716	220,564
*Sparton Corp.	2,336	13,315
Standex International Corp.	4,109	123,352
#Steelcase, Inc. Class A	6,000	41,460
Superior Uniform Group, Inc.	2,295	23,409
*Supreme Industries, Inc.	1,318	3,282
*SYKES Enterprises, Inc.	652	10,334
*Sypris Solutions, Inc.	6,800	24,004
#TAL International Group, Inc.	1,200	32,328
*TeamStaff, Inc.	350	224
Technology Research Corp.	2,000	10,340
*Tecumseh Products Co. Class A	4,000	51,760
*Tecumseh Products Co. Class B	100	1,143
*Terex Corp.	3,400	67,116
Timken Co.	5,200	174,824
#Titan International, Inc.	1,809	19,863
#*Titan Machinery, Inc.	766	10,931
Todd Shipyards Corp.	600	9,120
#*Track Data Corp.	23	2,047
*TRC Cos., Inc.	1,501	4,728

1124

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Tredegar Industries, Inc.	9,668	$166,870
*Trimas Corp.	2,713	32,393
#Trinity Industries, Inc.	6,619	134,829
#Triumph Group, Inc.	2,800	212,520
*Tutor Perini Corp.	3,000	57,840
Twin Disc, Inc.	1,329	17,171
*Ultralife Corp.	217	998
#UniFirst Corp.	3,100	136,276
#*United Capital Corp.	700	17,395
*United Rentals, Inc.	6,600	86,988
*United Stationers, Inc.	481	26,046
#Universal Forest Products, Inc.	6,100	188,917
*Universal Truckload Services, Inc.	300	4,557
*URS Corp.	8,600	347,354
*USA Truck, Inc.	3,200	52,448
*USG Corp.	5,900	70,918
UTi Worldwide, Inc.	2,900	42,369
Viad Corp.	5,327	106,007
Virco Manufacturing Corp.	4,600	13,524
#*Vishay Precision Group, Inc.	1,463	18,507
*Volt Information Sciences, Inc.	7,281	65,019
VSE Corp.	400	14,204
#*Wabash National Corp.	4,809	40,251
Watts Water Technologies, Inc.	9,600	309,120
*WCA Waste Corp.	3,198	13,623
#Werner Enterprises, Inc.	11,311	260,492
*Willis Lease Finance Corp.	3,191	30,410

Total Industrials		15,175,553

Information Technology — (9.7%)
*Actel Corp.	2,800	41,048
*ActivIdentity Corp.	9,521	18,661
*Acxiom Corp.	21,208	325,331
*ADDvantage Technologies Group, Inc.	200	564
*ADPT Corp.	42,846	130,680
*Advanced Analogic Technologies, Inc.	2,559	8,163
#*Aetrium, Inc.	1,800	5,274
Agilysys, Inc.	8,757	69,443
American Software, Inc. Class A	830	4,167
*Amtech Systems, Inc.	1,131	11,378
*Anadigics, Inc.	4,700	20,633
*Anaren, Inc.	4,100	64,862
*AOL, Inc.	3,800	79,496
#*Arris Group, Inc.	18,400	171,488
*Arrow Electronics, Inc.	14,859	368,355
Astro-Med, Inc.	1,475	10,222
#*ATMI, Inc.	617	9,156
#*AuthenTec, Inc.	2,524	5,149
*Aviat Networks, Inc.	6,521	26,345
*Avid Technology, Inc.	10,700	138,351
AVX Corp.	8,184	115,231
*Aware, Inc.	1,426	3,565
*Axcelis Technologies, Inc.	4,561	7,617
#*AXT, Inc.	7,406	43,621
Bel Fuse, Inc. Class B	2,247	52,984
*Benchmark Electronics, Inc.	22,328	372,878
Black Box Corp.	6,074	184,893
*Bogen Communications International, Inc.	1,000	1,675
*Brooks Automation, Inc.	17,213	131,335
*Cabot Microelectronics Corp.	1,742	56,946
#*CACI International, Inc.	1,200	56,424

1125

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Cascade Microtech, Inc.	3,735	$17,069
#*CEVA, Inc.	300	3,831
*Checkpoint Systems, Inc.	3,200	63,904
*Ciber, Inc.	18,600	61,938
*Clearfield, Inc.	635	1,530
#*Coherent, Inc.	8,397	310,857
Cohu, Inc.	6,597	103,441
*Comarco, Inc.	568	1,420
—#*Commerce One LLC	4,310	—
Communications Systems, Inc.	1,500	15,390
*Computer Task Group, Inc.	3,245	25,960
*Concurrent Computer Corp.	300	1,547
*Convergys Corp.	8,991	100,429
CoreLogic, Inc.	8,628	172,819
*CSP, Inc.	66	280
CTS Corp.	9,000	84,150
*CyberOptics Corp.	2,700	26,271
*Data I/O Corp.	1,500	7,530
*Datalink Corp.	1,200	4,080
#*Dataram Corp.	3,283	6,008
DDi Corp.	3,200	28,992
*Digi International, Inc.	8,700	72,297
#*Digital River, Inc.	200	5,258
*Ditech Networks, Inc.	8,128	9,916
*DivX, Inc.	922	7,016
*DSP Group, Inc.	6,796	47,436
*Dynamics Research Corp.	2,042	19,848
#Earthlink, Inc.	11,938	105,413
#*Easylink Services International Corp.	400	936
*EchoStar Corp.	5,100	97,410
*Edgewater Technology, Inc.	4,067	9,964
Electro Rent Corp.	7,927	109,393
#*Electro Scientific Industries, Inc.	9,900	113,652
*Electronics for Imaging, Inc.	6,100	64,965
*EMS Technologies, Inc.	3,900	64,896
*Emulex Corp.	414	3,602
*Endwave Corp.	3,700	10,619
*Epicor Software Corp.	6,200	47,988
*ePlus, Inc.	2,500	44,775
*Exar Corp.	11,468	80,161
*Extreme Networks	1,100	3,146
*Fairchild Semiconductor Corp. Class A	15,457	140,350
*Faro Technologies, Inc.	734	15,098
*Frequency Electronics, Inc.	3,304	16,850
*Gerber Scientific, Inc.	6,375	36,592
*Globecomm Systems, Inc.	3,200	26,336
*GSI Technology, Inc.	4,398	29,906
*GTSI Corp.	3,196	17,194
*Hackett Group, Inc.	511	1,605
*Harmonic, Inc.	26,000	181,220
*Henry Bros. Electronics, Inc.	546	2,214
—*Here Media, Inc.	340	—
—*Here Media, Inc. Special Shares	340	—
#*Hutchinson Technology, Inc.	5,700	21,660
#*Hypercom Corp.	12,967	56,147
*I.D. Systems, Inc.	1,100	3,036
*IAC/InterActiveCorp	13,000	325,000
*ICx Technologies, Inc.	853	6,560
*Ikanos Communications, Inc.	10,776	18,858
#*Imation Corp.	11,700	109,044
*InfoSpace, Inc.	11,200	87,696

1126

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Ingram Micro, Inc.	24,100	$398,373
*Innodata Isogen, Inc.	290	853
*Insight Enterprises, Inc.	13,264	193,256
*InsWeb Corp.	333	1,610
*Integrated Device Technology, Inc.	30,500	177,205
#*Integrated Silicon Solution, Inc.	8,260	71,036
*International Rectifier Corp.	6,800	132,804
#*Internet Brands, Inc.	4,831	53,044
*Internet Capital Group, Inc.	10,500	88,410
*Intevac, Inc.	1,100	12,100
*IntriCon Corp.	700	3,703
*iPass, Inc.	13,300	17,024
*IXYS Corp.	8,700	76,821
*KEY Tronic Corp.	3,598	18,890
Keynote Systems, Inc.	3,827	38,308
*Kopin Corp.	6,760	25,485
#*L-1 Identity Solutions, Inc.	28,177	229,924
#*Lattice Semiconductor Corp.	23,746	132,028
*LookSmart, Ltd.	3,384	5,076
#*Loral Space & Communications, Inc.	1,328	63,532
Marchex, Inc.	2,798	13,039
*Measurement Specialties, Inc.	1,601	26,737
*Mentor Graphics Corp.	16,100	154,882
*Mercury Computer Systems, Inc.	4,959	65,459
Methode Electronics, Inc.	7,900	84,372
*Microsemi Corp.	300	4,788
#*Microtune, Inc.	900	2,151
*MKS Instruments, Inc.	11,624	249,451
*ModusLink Global Solutions, Inc.	13,267	87,032
*Multi-Fineline Electronix, Inc.	1,467	37,174
*Newport Corp.	10,600	134,938
*Nu Horizons Electronics Corp.	5,658	19,464
O.I. Corp.	400	3,092
#*OmniVision Technologies, Inc.	3,500	78,085
*Oplink Communications, Inc.	1,000	16,110
*Opnext, Inc.	1,000	1,800
*Optical Cable Corp.	1,600	4,784
*Orbcomm, Inc.	9,700	18,139
#*OSI Systems, Inc.	3,268	90,818
*PAR Technology Corp.	5,062	30,271
Park Electrochemical Corp.	700	19,208
*PC Connection, Inc.	8,100	55,971
*PC-Tel, Inc.	6,215	39,341
*Perceptron, Inc.	73	344
*Perficient, Inc.	2,386	20,639
*Performance Technologies, Inc.	3,750	8,438
*Pericom Semiconductor Corp.	5,897	53,899
*Pervasive Software, Inc.	5,502	26,410
#*Photronics, Inc.	10,900	49,268
*Presstek, Inc.	1,900	5,016
—*Price Communications Liquidation Trust	16,900	2,308
Qualstar Corp.	4,358	7,757
*RadiSys Corp.	5,200	51,324
*RealNetworks, Inc.	41,564	137,992
Richardson Electronics, Ltd.	4,600	43,930
*Rimage Corp.	246	4,152
*Rofin-Sinar Technologies, Inc.	900	18,954
*Rogers Corp.	3,014	93,283
#*Rudolph Technologies, Inc.	8,900	76,896
*SeaChange International, Inc.	9,300	83,328
#Servidyne, Inc.	1,260	3,156

1127

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Silicon Graphics International Corp.	8,300	$64,740
*Silicon Image, Inc.	6,000	25,560
#*Smart Modular Technologies (WWH), Inc.	800	4,328
*Spectrum Control, Inc.	3,500	52,815
#*Standard Microsystems Corp.	1,900	41,838
*StarTek, Inc.	5,200	24,024
*Stream Global Services, Inc.	301	1,330
#*SuperMedia, Inc.	82	1,729
*Supertex, Inc.	200	5,188
*Support.com, Inc.	8,450	34,898
#Sycamore Networks, Inc.	8,550	199,044
*Symmetricom, Inc.	13,513	72,024
#*SYNNEX Corp.	10,800	285,012
*Tech Data Corp.	13,700	541,972
*TechTarget, Inc.	2,869	16,612
*TechTeam Global, Inc.	3,500	21,560
*Telular Corp.	4,000	12,600
Tessco Technologies, Inc.	1,600	22,592
TheStreet.com, Inc.	5,326	16,298
*THQ, Inc.	4,900	22,344
*Tier Technologies, Inc.	5,321	34,959
*Tollgrade Communications, Inc.	4,636	30,829
*Triquint Semiconductor, Inc.	6,370	44,144
#*TTM Technologies, Inc.	3,787	38,817
*Ulticom, Inc.	3,475	32,943
United Online, Inc.	18,618	117,666
*UTStarcom, Inc.	41,002	87,334
*Viasystems Group, Inc.	830	12,799
*Vicon Industries, Inc.	1,400	6,076
#*Virage Logic Corp.	3,567	42,626
*Virtusa Corp.	3,900	41,574
#*Vishay Intertechnology, Inc.	20,483	173,901
*Web.com Group, Inc.	4,414	14,610
*WPCS International, Inc.	1,947	4,829
#*X-Rite, Inc.	1,881	6,960
*Zoran Corp.	15,431	132,707
*Zygo Corp.	1,999	16,552

Total Information Technology		11,556,954

Materials — (3.9%)
A. Schulman, Inc.	7,012	137,365
#*A.M. Castle & Co.	2,500	36,925
*American Pacific Corp.	700	3,325
American Vanguard Corp.	1,800	15,390
Ashland, Inc.	4,800	244,080
*Boise, Inc.	4,900	29,351
*Brush Engineered Materials, Inc.	600	14,310
*Buckeye Technologies, Inc.	11,923	135,326
Cabot Corp.	5,400	159,300
#*Century Aluminum Co.	10,800	112,644
*Clearwater Paper Corp.	470	28,966
#*Coeur d’Alene Mines Corp.	5,200	79,196
*Commercial Metals Co.	5,500	79,145
*Core Molding Technologies, Inc.	1,192	6,687
Cytec Industries, Inc.	3,100	154,752
#Domtar Corp.	4,100	239,850
*Ferro Corp.	3,284	35,040
Friedman Industries, Inc.	2,536	14,202
#*Georgia Gulf Corp.	1,800	27,630
#*Golden Minerals, Co.	300	2,208
*Graphic Packaging Holding Co.	55,500	194,250

1128

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Materials — (Continued)
Haynes International, Inc.	1,000	$33,660
*Headwaters, Inc.	14,800	51,208
#*Hecla Mining Co.	9,823	48,526
*Horsehead Holding Corp.	2,900	22,214
Huntsman Corp.	23,862	249,835
Innophos Holdings, Inc.	900	26,379
*Innospec, Inc.	2,400	26,400
#Kaiser Aluminum Corp.	1,400	57,400
*KapStone Paper & Packaging Corp.	2,108	24,116
*Louisiana-Pacific Corp.	25,700	187,096
#*Mercer International, Inc.	2,715	14,580
Minerals Technologies, Inc.	1,400	73,038
*Mod-Pac Corp.	962	4,021
Myers Industries, Inc.	500	3,955
Neenah Paper, Inc.	4,400	78,936
#NL Industries, Inc.	15,300	129,438
Olympic Steel, Inc.	1,300	33,059
*OM Group, Inc.	4,400	118,800
P.H. Glatfelter Co.	11,400	130,302
*Penford Corp.	2,600	14,404
*PolyOne Corp.	7,035	72,531
#Quaker Chemical Corp.	247	8,709
*Ready Mix, Inc.	923	1,615
Reliance Steel & Aluminum Co.	9,700	381,016
*Rock of Ages Corp.	500	2,018
*RTI International Metals, Inc.	4,100	116,358
#Schnitzer Steel Industries, Inc. Class A	1,100	50,402
Sensient Technologies Corp.	900	26,514
#*Spartech Corp.	9,674	101,190
Temple-Inland, Inc.	3,200	64,192
#Texas Industries, Inc.	3,420	113,544
#*U.S. Gold Corp.	18,900	93,555
*Universal Stainless & Alloy Products, Inc.	833	19,009
*Wausau Paper Corp.	1,955	13,353
#Westlake Chemical Corp.	13,400	331,516
Worthington Industries, Inc.	12,590	180,415
#*Zoltek Cos., Inc.	2,700	28,215

Total Materials		4,681,461

Other — (0.0%)
—*Big 4 Ranch, Inc.	300	—
—*Concord Camera Corp. Escrow Shares	2,105	—
—*ePresence, Inc. Escrow Shares	2,300	—
—*MAIR Holdings, Inc. Escrow Shares	4,800	—
—*Petrocorp, Inc. Escrow Shares	1,700	102

Total Other		102

Telecommunication Services — (0.9%)
*Arbinet Corp.	1,999	16,012
*General Communications, Inc. Class A	5,000	42,400
HickoryTech Corp.	500	3,835
*IDT Corp.	1,600	24,256
*IDT Corp. Class B	262	4,852
#*MetroPCS Communications, Inc.	27,391	245,149
*SureWest Communications	3,900	26,559
*Syniverse Holdings, Inc.	3,300	73,689
Telephone & Data Systems, Inc.	6,027	205,702
Telephone & Data Systems, Inc. Special Shares	6,375	191,314
*United States Cellular Corp.	5,172	243,239
USA Mobility, Inc.	1,600	23,728

1129

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
*Xeta Corp.	3,600	$11,340

Total Telecommunication Services		1,112,075

Utilities — (0.3%)
*Consolidated Water Co., Ltd.	1,100	13,244
Middlesex Water Co.	1,900	31,445
#*Mirant Corp.	8,900	97,633
Pennichuck Corp.	90	2,025
*RRI Energy, Inc.	25,000	98,750
SJW Corp.	1,269	31,585
Unitil Corp.	1,839	40,182

Total Utilities		314,864

TOTAL COMMON STOCKS		87,414,025

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	378	166
*GeoMet, Inc. Rights 08/18/10	334	486
—*Lantronix, Inc. Warrants	11	—
—*TIB Financial Corp. Rights 07/12/10	18,700	5,423

TOTAL RIGHTS/WARRANTS		6,075

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $725,000 FHLMC 5.50%, 09/15/33, valued at $794,781) to be repurchased at $780,012	$780	780,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (25.9%)
§@DFA Short Term Investment Fund	30,589,347	30,589,347
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralizedby $559,590 FNMA 4.500%, 05/01/23, valued at $317,613) to be repurchased at $308,367	$308	308,362

TOTAL SECURITIES LENDING COLLATERAL		30,897,709

TOTAL INVESTMENTS — (100.0%) (Cost $133,667,895)##		$119,097,809

1130

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,780,654	—	—	$12,780,654
Consumer Staples	4,527,485	—	—	4,527,485
Energy	5,431,754	—	—	5,431,754
Financials	26,350,108	—	—	26,350,108
Health Care	5,483,015	—	—	5,483,015
Industrials	15,175,553	—	—	15,175,553
Information Technology	11,554,646	$2,308	—	11,556,954
Materials	4,681,461	—	—	4,681,461
Other	—	102	—	102
Telecommunication Services	1,112,075	—	—	1,112,075
Utilities	314,864	—	—	314,864
Rights/Warrants	652	5,423	—	6,075
Temporary Cash Investments	—	780,000	—	780,000
Securities Lending Collateral	—	30,897,709	—	30,897,709

TOTAL	$87,412,267	$31,685,542	—	$119,097,809

See accompanying Notes to Schedules of Investments.

1131

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (82.9%)
Consumer Discretionary — (14.4%)
#*AutoNation, Inc.	10,730	$262,134
Carnival Corp.	39,939	1,385,084
CBS Corp.	1,014	15,251
CBS Corp. Class B	48,605	718,382
*Clear Channel Outdoor Holdings, Inc.	1,200	13,212
Comcast Corp. Class A	149,859	2,917,755
Comcast Corp. Special Class A	53,098	980,189
#*Discovery Communications, Inc. (25470F104)	8,534	329,498
*Discovery Communications, Inc. (25470F302)	8,975	308,560
#DR Horton, Inc.	15,684	172,838
#Foot Locker, Inc.	10,368	140,901
#Fortune Brands, Inc.	10,298	451,876
#*GameStop Corp. Class A	3,500	70,175
J.C. Penney Co., Inc.	14,882	366,544
#Lennar Corp. Class A	10,490	154,937
#*Liberty Media Corp. Interactive Class A	44,099	499,201
*Liberty Media-Starz Corp. Series A	3,736	205,069
#*Live Nation Entertainment, Inc.	1,921	17,731
Macy’s, Inc.	31,132	580,612
#*MGM Resorts International	29,800	323,628
#*Mohawk Industries, Inc.	5,250	256,882
#News Corp. Class A	124,633	1,626,461
#News Corp. Class B	53,658	793,602
*Penn National Gaming, Inc.	2,004	54,890
#*Pulte Group, Inc.	25,798	226,506
#*Royal Caribbean Cruises, Ltd.	14,390	415,295
#*Sears Holdings Corp.	7,700	546,700
Service Corp. International	2,576	21,948
*Signet Jewelers, Ltd. ADR	2,400	71,448
*Stanley Black & Decker, Inc.	984	57,092
Time Warner Cable, Inc.	26,861	1,535,643
Time Warner, Inc.	81,015	2,548,732
#*Toll Brothers, Inc.	11,707	203,234
#Walt Disney Co. (The)	28,887	973,203
Washington Post Co.	500	210,245
Wendy’s/Arby’s Group, Inc.	25,187	109,815
#Wyndham Worldwide Corp.	12,012	306,666

Total Consumer Discretionary		19,871,939

Consumer Staples — (6.3%)
#Archer-Daniels-Midland Co.	35,735	977,710
#Bunge, Ltd.	4,300	213,495
*Central European Distribution Corp.	1,511	39,392
*Constellation Brands, Inc. Class A	12,374	211,100
Corn Products International, Inc.	5,700	190,038
#CVS Caremark Corp.	89,871	2,758,141
Del Monte Foods Co.	13,088	181,661
J.M. Smucker Co.	7,550	463,796
Kraft Foods, Inc.	67,164	1,961,860
Molson Coors Brewing Co.	11,401	513,159
*Ralcorp Holdings, Inc.	3,600	210,240
Safeway, Inc.	10,155	208,584
#*Smithfield Foods, Inc.	11,000	156,750
#SUPERVALU, Inc.	16,003	180,514
Tyson Foods, Inc. Class A	22,881	400,646

Total Consumer Staples		8,667,086

1132

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CONTINUED

	Shares	Value†

Energy — (11.6%)
Anadarko Petroleum Corp.	33,764	$1,659,838
#Chesapeake Energy Corp.	41,410	870,852
Chevron Corp.	8,108	617,911
ConocoPhillips	84,950	4,690,939
#*Denbury Resources, Inc.	9,041	143,209
#Helmerich & Payne, Inc.	7,003	283,832
Hess Corp.	21,949	1,176,247
Marathon Oil Corp.	45,271	1,514,315
Murphy Oil Corp.	4,490	245,827
*Nabors Industries, Ltd.	16,154	297,395
National-Oilwell, Inc.	26,387	1,033,315
Noble Energy, Inc.	6,650	445,949
Patterson-UTI Energy, Inc.	7,862	129,173
#Pioneer Natural Resources Co.	8,212	475,639
*Plains Exploration & Production Co.	9,379	211,496
*Pride International, Inc.	8,178	194,555
*QEP Resources, Inc.	2,711	93,313
*Rowan Cos., Inc.	7,470	188,692
Smith International, Inc.	9,534	395,470
Sunoco, Inc.	7,777	277,406
#Tesoro Petroleum Corp.	3,600	46,476
Tidewater, Inc.	3,900	159,822
Valero Energy Corp.	38,641	656,511
#*Whiting Petroleum Corp.	2,073	182,445

Total Energy		15,990,627

Financials — (20.7%)
*Allegheny Corp.	707	212,256
Allied World Assurance Co. Holdings, Ltd.	2,311	115,134
Allstate Corp. (The)	35,658	1,006,982
American Financial Group, Inc.	8,800	259,336
American National Insurance Co.	2,002	156,717
#Ameriprise Financial, Inc.	148	6,274
#*Arch Capital Group, Ltd.	3,288	257,319
Aspen Insurance Holdings, Ltd.	2,331	63,753
#Associated Banc-Corp.	3,351	45,540
Assurant, Inc.	7,844	292,503
Axis Capital Holdings, Ltd.	8,160	254,347
Bank of America Corp.	285,918	4,014,289
Capital One Financial Corp.	30,156	1,276,503
#Cincinnati Financial Corp.	12,283	338,397
*CIT Group, Inc.	11,479	417,376
*Citigroup, Inc.	739,243	3,030,896
CME Group, Inc.	3,818	1,064,458
#*CNA Financial Corp.	19,206	538,920
Everest Re Group, Ltd.	2,133	165,563
Fifth Third Bancorp	26,620	338,340
*Genworth Financial, Inc.	33,383	453,341
#Hanover Insurance Group, Inc.	3,901	170,981
Hartford Financial Services Group, Inc.	29,325	686,498
HCC Insurance Holdings, Inc.	2,478	64,725
#KeyCorp	59,273	501,450
#Legg Mason, Inc.	10,900	314,901
Lincoln National Corp.	21,245	553,220
Loews Corp.	32,846	1,220,229
Marshall & Ilsley Corp.	34,060	239,442
MetLife, Inc.	56,763	2,387,452
*NASDAQ OMX Group, Inc. (The)	13,473	262,319
#NYSE Euronext, Inc.	17,610	510,162
#Old Republic International Corp.	18,459	230,922
PartnerRe, Ltd.	1,456	105,371

1133

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Financials — (Continued)
*Popular, Inc.	43,700	$125,419
Principal Financial Group, Inc.	2,525	64,665
#Prudential Financial, Inc.	21,893	1,254,250
Regions Financial Corp.	80,398	589,317
#Reinsurance Group of America, Inc.	5,609	269,120
#SunTrust Banks, Inc.	34,062	883,909
#Transatlantic Holdings, Inc.	4,100	196,021
Travelers Cos., Inc. (The)	41,188	2,077,935
#Unum Group	25,450	580,769
Validus Holdings, Ltd.	6,488	161,162
Wesco Financial Corp.	399	135,221
#White Mountains Insurance Group, Ltd.	533	167,389
#Xl Group P.L.C.	9,982	176,981
#Zions Bancorporation	10,323	229,067

Total Financials		28,467,141

Health Care — (6.5%)
Aetna, Inc.	28,582	796,009
#*Alere, Inc.	3,091	86,950
*Boston Scientific Corp.	59,290	332,024
*CareFusion Corp.	14,963	315,270
#*Community Health Systems, Inc.	5,973	193,704
*Coventry Health Care, Inc.	9,949	197,289
*Health Net, Inc.	1,883	44,345
#*Hologic, Inc.	17,372	245,640
*Humana, Inc.	11,166	525,025
*King Pharmaceuticals, Inc.	16,000	140,160
#Omnicare, Inc.	7,900	194,577
PerkinElmer, Inc.	7,200	140,112
Pfizer, Inc.	6,285	94,275
#Teleflex, Inc.	2,400	136,008
*Thermo Fisher Scientific, Inc.	27,236	1,221,807
UnitedHealth Group, Inc.	72,993	2,222,637
*Watson Pharmaceuticals, Inc.	7,682	311,121
*WellPoint, Inc.	34,119	1,730,516

Total Health Care		8,927,469

Industrials — (11.9%)
#*AGCO Corp.	6,227	216,450
#*Armstrong World Industries, Inc.	3,700	135,272
*Cintas Corp.	1,200	31,752
*Covanta Holding Corp.	2,201	33,169
CSX Corp.	29,860	1,574,219
#Eaton Corp.	3,892	305,366
FedEx Corp.	7,541	622,510
General Electric Co.	250,561	4,039,043
#*Hertz Global Holdings, Inc.	23,474	275,585
#Ingersoll-Rand P.L.C.	8,604	322,306
*Kansas City Southern	2,766	101,512
KBR, Inc.	10,800	241,704
L-3 Communications Holdings, Inc.	2,255	164,705
Norfolk Southern Corp.	28,600	1,609,322
Northrop Grumman Corp.	23,289	1,365,667
*Owens Corning	5,367	168,953
Pentair, Inc.	5,692	194,666
Republic Services, Inc.	25,729	819,726
Ryder System, Inc.	4,000	174,680
#Southwest Airlines Co.	55,860	673,113
#SPX Corp.	651	38,774
*Terex Corp.	5,000	98,700
Tyco International, Ltd.	8,500	325,380

1134

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†

Industrials — (Continued)
Union Pacific Corp.	35,497	$2,650,561
*URS Corp.	5,530	223,357

Total Industrials		16,406,492

Information Technology — (2.9%)
Activision Blizzard, Inc.	34,082	404,894
*AOL, Inc.	7,248	151,628
*Arrow Electronics, Inc.	8,000	198,320
*Avnet, Inc.	10,700	269,105
AVX Corp.	11,500	161,920
Computer Sciences Corp.	11,483	520,524
CoreLogic, Inc.	925	18,528
#Fidelity National Information Services, Inc.	23,444	672,139
*IAC/InterActiveCorp	10,123	253,075
*Ingram Micro, Inc.	12,677	209,551
#*MEMC Electronic Materials, Inc.	14,206	135,809
#*Micron Technology, Inc.	12,690	92,383
*Tech Data Corp.	501	19,820
Tellabs, Inc.	18,812	131,308
Tyco Electronics, Ltd.	21,020	567,540
Xerox Corp.	20,985	204,394

Total Information Technology		4,010,938

Materials — (3.0%)
#Alcoa, Inc.	73,106	816,594
Ashland, Inc.	4,971	252,775
Cytec Industries, Inc.	3,200	159,744
#Domtar Corp.	2,845	166,432
Huntsman Corp.	14,695	153,857
International Paper Co.	32,363	783,185
MeadWestavco Corp.	13,341	319,650
Reliance Steel & Aluminum Co.	4,900	192,472
Sealed Air Corp.	9,900	214,137
Steel Dynamics, Inc.	14,612	209,244
#United States Steel Corp.	5,693	252,371
Vulcan Materials Co.	8,522	385,535
#Weyerhaeuser Co.	16,032	260,039

Total Materials		4,166,035

Telecommunication Services — (4.8%)
AT&T, Inc.	151,118	3,920,001
#CenturyLink, Inc.	18,843	671,188
#*MetroPCS Communications, Inc.	11,469	102,648
*Sprint Nextel Corp.	196,071	896,044
Telephone & Data Systems, Inc.	4,000	136,520
Telephone & Data Systems, Inc. Special Shares	3,296	98,913
*United States Cellular Corp.	3,700	174,011
Verizon Communications, Inc.	19,614	569,983

Total Telecommunication Services		6,569,308

Utilities — (0.8%)
*AES Corp.	7,112	73,325
#*Calpine Corp.	27,980	377,730
*NRG Energy, Inc.	7,042	159,713
Public Service Enterprise Group, Inc.	14,405	473,924
Questar Corp.	2,711	44,596

Total Utilities		1,129,288

TOTAL COMMON STOCKS		114,206,323

1135

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $635,000 FHLMC 5.50%, 09/15/33, valued at $696,119) to be repurchased at $685,011	$685	$685,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.6%)
§@DFA Short Term Investment Fund	22,563,994	22,563,994
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralizedby $412,778 FNMA 4.500%, 05/01/23, valued at $234,285) to be repurchased at $227,461	$227	227,461

TOTAL SECURITIES LENDING COLLATERAL		22,791,455

TOTAL INVESTMENTS — (100.0%) (Cost $140,696,555)##		$137,682,778

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,871,939	—	—	$19,871,939
Consumer Staples	8,667,086	—	—	8,667,086
Energy	15,990,627	—	—	15,990,627
Financials	28,467,141	—	—	28,467,141
Health Care	8,927,469	—	—	8,927,469
Industrials	16,406,492	—	—	16,406,492
Information Technology	4,010,938	—	—	4,010,938
Materials	4,166,035	—	—	4,166,035
Telecommunication Services	6,569,308	—	—	6,569,308
Utilities	1,129,288	—	—	1,129,288
Temporary Cash Investments	—	$685,000	—	685,000
Securities Lending Collateral	—	22,791,455	—	22,791,455

TOTAL	$114,206,323	$23,476,455	—	$137,682,778

See accompanying Notes to Schedules of Investments.

1136

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (92.4%)
AUSTRALIA — (4.7%)
Alumina, Ltd.	32,588	$45,905
Amcor, Ltd.	37,991	225,920
*Asciano Group, Ltd.	27,793	42,648
Australia & New Zealand Banking Group, Ltd.	25,082	524,810
*Bank of Queensland, Ltd.	2,227	20,923
Bendigo Bank, Ltd.	5,788	42,964
*BlueScope Steel, Ltd.	26,400	56,808
Boral, Ltd.	21,329	81,928
#Caltex Australia, Ltd.	5,940	55,188
Crown, Ltd.	18,116	130,753
CSR, Ltd.	31,163	48,601
Downer EDI, Ltd.	1,758	7,914
#Fairfax Media, Ltd.	24,201	32,308
Goodman Fielder, Ltd.	25,914	31,287
Incitec Pivot, Ltd.	50,181	147,991
Insurance Australia Group, Ltd.	23,604	73,056
Lend Lease Group NL	7,936	52,365
Macquarie Group, Ltd.	8,200	276,832
National Australia Bank, Ltd.	36,687	836,852
OneSteel, Ltd.	33,966	92,103
Origin Energy, Ltd.	19,705	275,485
*OZ Minerals, Ltd.	58,808	65,755
#Primary Health Care, Ltd.	4,000	13,051
*Qantas Airways, Ltd.	32,996	73,950
Santos, Ltd.	21,908	264,196
*Sonic Healthcare, Ltd.	8,209	76,632
Suncorp-Metway, Ltd.	25,069	190,115
TABCORP Holdings, Ltd.	13,144	81,506
Tatts Group, Ltd.	20,153	44,679
*Toll Holdings, Ltd.	5,195	27,978
Wesfarmers, Ltd.	33,137	933,514

TOTAL AUSTRALIA		4,874,017

AUSTRIA — (0.2%)
Erste Group Bank AG	4,122	164,971
#*Raiffeisen International Bank Holding AG	427	19,369

TOTAL AUSTRIA		184,340

BELGIUM — (0.6%)
Delhaize Group SA	2,828	208,794
*KBC Groep NV	1,215	53,478
#Solvay SA	1,898	185,720
UCB SA	5,259	169,595

TOTAL BELGIUM		617,587

CANADA — (9.7%)
Astral Media, Inc. Class A	700	24,798
Bank of Montreal	1,585	96,930
#BCE, Inc.	10,088	308,611
Canadian Pacific Railway, Ltd.	5,200	310,518
#Canadian Tire Corp. Class A	2,400	133,488
Empire Co., Ltd. Class A	1,200	65,366
Encana Corp.	34,656	1,059,519
Ensign Energy Services, Inc.	2,200	27,113
Fairfax Financial Holdings, Ltd.	700	278,829
Franco-Nevada Corp.	4,100	124,948
George Weston, Ltd.	2,300	175,646
*Gerdau Ameristeel Corp.	4,200	46,124

1137

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Goldcorp, Inc.	5,390	$211,290
Husky Energy, Inc.	9,700	238,337
Industrial Alliance Insurance & Financial Services, Inc.	2,800	88,871
*Inmet Mining Corp.	1,000	48,879
Intact Financial Corp.	500	22,781
#Loblaw Cos., Ltd.	4,400	186,820
Magna International, Inc. Class A	4,115	306,328
Manulife Financial Corp.	36,810	585,064
Methanex Corp.	2,400	53,904
Nexen, Inc.	20,760	431,133
*Sears Canada, Inc.	1,408	35,609
#*Sino-Forest Corp.	6,499	100,072
Sun Life Financial, Inc.	22,308	627,545
Suncor Energy, Inc.	22,700	748,313
Talisman Energy, Inc.	37,575	641,449
Teck Resources, Ltd. Class B	22,800	802,619
Telus Corp.	5,700	213,906
Thomson Reuters Corp.	17,778	664,740
#TransAlta Corp.	7,800	158,117
TransCanada Corp.	25,500	901,138
*Viterra, Inc.	6,700	52,463
Yamana Gold, Inc.	27,400	257,729

TOTAL CANADA		10,028,997

DENMARK — (1.4%)
A.P. Moller - Maersk A.S.	48	404,454
#Carlsberg A.S. Series B	4,898	433,591
Danisco A.S.	1,570	119,346
*Danske Bank A.S.	16,631	390,570
*Jyske Bank A.S.	3,101	108,008

TOTAL DENMARK		1,455,969

FINLAND — (0.9%)
Kesko Oyj	2,645	102,567
#Neste Oil Oyj	5,988	88,325
#Outokumpu Oyj	4,097	67,952
Sampo Oyj	3,543	86,546
Stora Enso Oyj Series R	31,688	256,462
UPM-Kymmene Oyj	25,862	375,306

TOTAL FINLAND		977,158

FRANCE — (7.8%)
*Air France-KLM SA	6,767	100,942
AXA SA	36,997	679,264
BNP Paribas SA	11,343	775,381
Capgemini SA	1,927	91,605
Casino Guichard Perrachon SA	1,239	107,957
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	3,650	70,664
Ciments Francais SA	500	40,332
CNP Assurances SA	5,104	105,391
#Compagnie de Saint-Gobain SA	17,150	729,919
#Compagnie Generale des Establissements Michelin SA Series B	2,424	184,472
Credit Agricole SA	14,584	199,053
*European Aeronautic Defence & Space Co. SA	17,101	405,214
GDF Suez SA	21,095	699,265
*Groupe Eurotunnel SA	11,735	86,255
#Lafarge SA	8,592	467,832
Lagardere SCA	4,151	152,831
*Natixis SA	34,313	182,788
#*Peugeot SA	6,241	185,060

1138

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
PPR SA	3,159	$422,897
#*Renault SA	7,980	356,819
*Rexel SA	2,105	34,865
Safran SA	3,754	101,292
SCOR SE	1,207	26,472
Societe Generale Paris SA	10,890	625,428
#STMicroelectronics NV	28,793	236,437
Vivendi SA	39,090	937,582

TOTAL FRANCE		8,006,017

GERMANY — (7.9%)
Allianz SE	1,747	201,968
Allianz SE Sponsored ADR	70,836	823,114
Bayerische Motoren Werke AG	14,079	757,814
*Commerzbank AG	14,930	135,154
*Daimler AG (5529027)	16,384	880,284
*Daimler AG (D1668R123)	11,900	643,195
Deutsche Bank AG	25,663	1,791,952
*Deutsche Lufthansa AG	6,846	111,649
*Deutsche Postbank AG	2,818	90,073
Deutsche Telekom AG	6,656	89,391
Deutsche Telekom AG Sponsored ADR	73,200	979,416
*E.ON AG	2,484	74,410
Fraport AG	901	46,839
Heidelberger Zement AG	5,179	262,450
*Merck KGaA	700	62,383
Munchener Rueckversicherungs-Gesellschaft AG	5,131	711,998
Porsche Automobil Holding SE	2,748	139,777
Salzgitter AG	1,190	79,820
ThyssenKrupp AG	6,258	186,122
Volkswagen AG	652	61,929

TOTAL GERMANY		8,129,738

GREECE — (0.1%)
*Alpha Bank A.E.	1,430	10,866
*EFG Eurobank Ergasias S.A.	1,230	9,469
Hellenic Petroleum S.A.	5,111	40,135

TOTAL GREECE		60,470

HONG KONG — (1.5%)
Cheung Kong Holdings, Ltd.	17,000	205,286
Great Eagle Holdings, Ltd.	8,452	22,128
Hang Lung Group, Ltd.	9,000	52,860
Henderson Land Development Co., Ltd.	20,000	124,538
Hong Kong & Shanghai Hotels, Ltd.	19,052	30,299
Hutchison Whampoa, Ltd.	74,000	487,726
New World Development Co., Ltd.	148,795	266,059
Shangri-La Asia, Ltd.	20,000	40,656
Wharf Holdings, Ltd.	32,014	175,185
Wheelock & Co., Ltd.	55,000	170,133

TOTAL HONG KONG		1,574,870

IRELAND — (0.3%)
#CRH P.L.C. Sponsored ADR	14,778	310,781

ISRAEL — (0.4%)
*Bank Hapoalim B.M.	37,492	151,316
*Bank Leumi Le-Israel B.M.	44,583	189,232
*Israel Discount Bank, Ltd.	10,352	18,876

1139

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
*NICE Systems, Ltd. Sponsored ADR	1,591	$45,614

TOTAL ISRAEL		405,038

ITALY — (2.0%)
*Banca Monte Dei Paschi di Siena SpA	23,367	30,664
Banca Popolare di Milano Scarl	4,464	23,614
Banco Popolare Scarl	3,698	23,527
Fondiaria - SAI SpA	590	6,302
Intesa Sanpaolo SpA	188,353	621,668
Italcementi SpA	1,768	14,475
Pirelli & Co. SpA	4,848	33,880
Telecom Italia SpA	170,034	216,410
Telecom Italia SpA Sponsored ADR	24,800	315,704
UniCredit SpA	236,724	662,057
Unione di Banche Italiane ScpA	10,306	110,539
Unipol Gruppo Finanziario SpA	28,275	21,325

TOTAL ITALY		2,080,165

JAPAN — (19.1%)
77 Bank, Ltd. (The)	9,000	47,700
#AEON Co., Ltd.	22,700	242,969
Aisin Seiki Co., Ltd.	6,600	183,658
Ajinomoto Co., Inc.	19,000	179,637
Alfresa Holdings Corp.	600	27,666
Amada Co., Ltd.	8,000	52,140
Asahi Kasei Corp.	33,000	172,373
Bank of Iwate, Ltd. (The)	300	16,687
Bank of Kyoto, Ltd. (The)	9,000	74,973
Bank of Yokohama, Ltd. (The)	11,000	50,623
Bridgestone Corp.	15,900	284,089
Canon Marketing Japan, Inc.	2,000	27,159
#*Casio Computer Co., Ltd.	6,600	47,373
Chiba Bank, Ltd. (The)	10,000	61,024
Chugoku Bank, Ltd. (The)	3,400	39,575
Chuo Mitsui Trust Holdings, Inc.	4,000	14,161
Citizen Holdings Co., Ltd.	3,000	17,989
Coca-Cola West Co., Ltd.	1,000	18,109
Comsys Holdings Corp.	2,400	22,969
Cosmo Oil Co., Ltd.	10,000	23,810
Credit Saison Co., Ltd.	3,300	41,827
Dai Nippon Printing Co., Ltd.	18,000	217,266
Daicel Chemical Industries, Ltd.	10,000	70,679
Daihatsu Motor Co., Ltd.	6,000	70,584
Dainippon Sumitomo Pharma Co., Ltd.	3,100	23,215
Daishi Bank, Ltd. (The)	5,000	17,289
Daiwa House Industry Co., Ltd.	11,000	108,030
Daiwa Securities Group, Inc.	44,904	194,149
Denso Corp.	1,400	40,085
#Fuji Electric Holdings Co., Ltd.	6,000	16,670
*Fuji Heavy Industries, Ltd.	19,000	104,395
Fuji Television Network, Inc.	18	26,089
FUJIFILM Holdings Corp.	16,600	516,937
Fujikura, Ltd.	11,000	51,721
Fukuoka Financial Group, Inc.	25,000	103,941
Glory, Ltd.	1,200	27,937
Gunma Bank, Ltd. (The)	12,000	64,312
Hachijuni Bank, Ltd. (The)	9,000	51,395
Hakuhodo Dy Holdings, Inc.	470	23,846
Higo Bank, Ltd. (The)	3,000	16,400
Hiroshima Bank, Ltd. (The)	2,000	7,857
Hitachi Capital Corp.	1,600	21,222

1140

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Hitachi High-Technologies Corp.	1,500	$28,669
Hitachi Transport System, Ltd.	2,000	28,918
*Hitachi, Ltd.	44,000	182,605
*Hitachi, Ltd. Sponsored ADR	3,479	145,527
Hokkoku Bank, Ltd. (The)	5,000	19,668
*Hokuhoku Financial Group, Inc.	23,000	40,628
#House Foods Corp.	1,600	23,375
Hyakugo Bank, Ltd. (The)	4,000	17,575
Hyakujishi Bank, Ltd. (The)	3,000	11,252
Idemitsu Kosan Co., Ltd.	800	59,580
#*Inpex Corp.	30	146,756
Isetan Mitsukoshi Holdings, Ltd.	8,100	76,509
Isuzu Motors, Ltd.	13,000	38,178
Iyo Bank, Ltd. (The)	8,000	70,816
J Front Retailing Co., Ltd.	12,000	54,164
Joyo Bank, Ltd. (The)	14,000	56,554
JS Group Corp.	5,448	109,787
JTEKT Corp.	7,000	67,746
Juroku Bank, Ltd.	5,000	17,092
*JX Holdings, Inc.	65,827	356,584
Kagoshima Bank, Ltd. (The)	5,000	31,195
#Kajima Corp.	31,000	73,606
Kamigumi Co., Ltd.	4,000	31,354
Kandenko Co., Ltd.	3,000	17,763
Kaneka Corp.	8,000	49,405
*Kansai Paint Co., Ltd.	2,000	16,984
*Kawasaki Kisen Kaisha, Ltd.	26,000	110,809
*Keisei Electric Railway Co., Ltd.	7,000	42,193
*Keiyo Bank, Ltd. (The)	4,000	20,007
Kinden Corp.	2,000	18,028
*Kobe Steel, Ltd.	7,000	14,652
Kokuyo Co., Ltd.	2,000	16,176
Kyocera Corp.	3,700	329,643
Kyowa Hakko Kirin Co., Ltd.	6,000	61,517
Mabuchi Motor Co., Ltd.	400	20,085
Marui Group Co., Ltd.	6,000	42,086
Maruichi Steel Tube, Ltd.	1,300	25,898
Mazda Motor Corp.	34,000	82,110
Medipal Holdings Corp.	4,200	48,669
#Meiji Holdings Co., Ltd.	2,502	107,363
Mitsubishi Chemical Holdings Corp.	42,500	218,746
Mitsubishi Gas Chemical Co., Inc.	13,000	72,826
Mitsubishi Heavy Industries, Ltd.	112,000	419,120
Mitsubishi Logistics Corp.	3,000	34,430
*Mitsubishi Materials Corp.	35,000	93,098
Mitsubishi Tanabe Pharma Corp.	8,000	117,004
Mitsubishi UFJ Financial Group, Inc.	402,600	1,994,474
Mitsui & Co., Ltd.	54,300	696,656
Mitsui Chemicals, Inc.	29,000	85,747
#*Mitsui Engineering & Shipbuilding Co., Ltd.	23,000	47,816
Mitsui O.S.K. Lines, Ltd.	13,000	87,861
Mitsumi Electric Co., Ltd.	1,900	31,721
Mizuho Securities Co., Ltd.	13,000	29,493
MS&AD Insurance Group Holdings, Inc.	8,450	186,989
Nagase & Co., Ltd.	2,000	21,925
Namco Bandai Holdings, Inc.	6,100	54,546
#Nanto Bank, Ltd. (The)	3,000	15,614
NEC Corp.	66,000	177,850
Nippon Express Co., Ltd.	27,000	109,478
Nippon Meat Packers, Inc.	5,000	65,599
Nippon Paper Group, Inc.	2,000	53,211

1141

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Sheet Glass Co., Ltd.	16,000	$39,329
Nippon Shokubai Co., Ltd.	3,000	31,084
*Nippon Steel Corp.	13,000	44,341
Nippon Television Network Corp.	190	26,549
Nippon Yusen K.K.	41,000	173,181
Nishi-Nippon Bank, Ltd.	18,000	52,284
*Nissan Motor Co., Ltd.	55,200	422,629
#Nisshin Seifun Group, Inc.	6,000	73,286
#Nisshin Steel Co., Ltd.	23,000	38,559
Nisshinbo Holdings, Inc.	3,000	31,013
*NKSJ Holdings, Inc.	8,000	46,762
NOK Corp.	2,200	35,952
*Nomura Real Estate Holdings, Inc.	2,800	34,429
NTN Corp.	7,000	30,307
Obayashi Corp.	16,000	68,148
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	12,715
Oji Paper Co., Ltd.	27,000	130,306
Ono Pharmaceutical Co., Ltd.	200	8,286
#Onward Holdings Co., Ltd.	2,000	15,035
Panasonic Corp.	21,800	288,059
Ricoh Co., Ltd.	24,000	331,461
Rohm Co., Ltd.	2,400	151,247
San-in Godo Bank, Ltd. (The)	3,000	22,034
*Sankyo Co., Ltd.	1,800	88,014
Sapporo Hokuyo Holdings, Inc.	6,000	28,422
SBI Holdings, Inc.	588	78,011
Seiko Epson Corp.	4,400	57,665
Seino Holdings Co., Ltd.	2,000	13,414
Sekisui Chemical Co., Ltd.	11,000	74,216
Sekisui House, Ltd.	17,000	150,581
Seven & I Holdings Co., Ltd.	18,500	441,578
Sharp Corp.	11,000	120,425
Shiga Bank, Ltd.	4,000	24,400
Shimachu Co., Ltd.	1,200	21,853
Shimizu Corp.	13,000	49,010
#*Shinsei Bank, Ltd.	22,000	20,237
Shizuoka Bank, Ltd.	14,000	116,328
Showa Shell Sekiyu K.K.	3,100	22,814
SKY Perfect JSAT Holdings, Inc.	23	8,127
Sojitz Corp.	26,870	42,614
Sony Corp.	6,800	212,741
Sony Corp. Sponsored ADR	29,100	908,502
Sumitomo Bakelite Co., Ltd.	9,000	46,884
Sumitomo Corp.	41,500	440,461
Sumitomo Electric Industries, Ltd.	17,800	207,616
Sumitomo Forestry Co., Ltd.	3,000	23,026
Sumitomo Mitsui Financial Group, Inc.	10,900	335,930
Sumitomo Rubber Industries, Ltd.	3,400	33,605
Sumitomo Trust & Banking Co., Ltd.	23,000	127,284
Suzuken Co., Ltd.	1,500	52,443
*Taiheiyo Cement Corp.	11,600	15,713
Taisei Corp.	32,000	63,892
Taisho Pharmaceutical Co., Ltd.	3,000	58,384
Takashimaya Co., Ltd.	6,000	46,490
Teijin, Ltd.	24,000	76,248
Toda Corp.	4,000	12,787
Tokuyama Corp.	9,000	45,061
Tokyo Broadcasting System, Inc.	1,700	21,658
Tokyo Steel Manufacturing Co., Ltd.	1,500	17,918
Tokyo Tatemono Co., Ltd.	8,000	26,029
Toppan Printing Co., Ltd.	16,000	131,669

1142

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Tosoh Corp.	5,000	$13,354
Toyo Seikan Kaisha, Ltd.	5,100	81,899
Toyota Auto Body Co., Ltd.	2,000	27,567
*Toyota Motor Corp. Sponsored ADR	26,818	1,883,428
Toyota Tsusho Corp.	6,700	101,756
TV Asahi Corp.	9	12,752
UNY Co., Ltd.	5,300	40,911
Wacoal Corp.	2,000	26,163
Yamaguchi Financial Group, Inc.	7,000	65,393
Yamaha Corp.	5,000	55,409
*Yamaha Motor Co., Ltd.	3,000	38,767
*Yamato Holdings Co., Ltd.	8,200	101,645
*Yamato Kogyo Co., Ltd.	1,600	38,911
Yamazaki Baking Co., Ltd.	2,000	25,354
*Yokogawa Electric Corp.	6,000	35,405
Yokohama Rubber Co., Ltd.	3,000	16,016

TOTAL JAPAN		19,680,036

NETHERLANDS — (4.3%)
*Aegon NV	63,215	379,705
Akzo Nobel NV	2,627	154,600
#ArcelorMittal NV	36,543	1,118,757
ArcelorMittal NV ADR	3,900	119,730
*ING Groep NV	138,408	1,327,320
*ING Groep NV Sponsored ADR	33,135	318,759
Koninklijke DSM NV	5,062	240,022
Koninklijke Philips Electronics NV	26,282	817,029

TOTAL NETHERLANDS		4,475,922

NEW ZEALAND — (0.1%)
Contact Energy, Ltd	18,504	76,636

NORWAY — (1.0%)
DnB NOR ASA Series A	27,323	338,100
Marine Harvest ASA	72,000	54,117
#Norsk Hydro ASA	49,435	265,114
Orkla ASA	32,950	272,720
*Petroleum Geo-Services ASA	3,503	31,350
*Storebrand ASA	10,400	61,413

TOTAL NORWAY		1,022,814

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	23,860	20,598
#Banco Espirito Santo SA	18,664	89,241

TOTAL PORTUGAL		109,839

SINGAPORE — (1.4%)
*CapitaLand, Ltd.	105,000	306,479
DBS Group Holdings, Ltd.	42,903	455,349
Fraser & Neave, Ltd.	40,500	163,829
Golden Agri-Resources, Ltd.	234,000	99,173
Overseas-Chinese Banking Corp., Ltd.	13,128	87,364
Singapore Airlines, Ltd.	23,800	273,825
Singapore Airport Terminal Services, Ltd.	12,994	27,954
Singapore Land, Ltd.	1,000	4,905
United Industrial Corp., Ltd.	24,000	38,139
UOL Group, Ltd.	12,400	36,103
*Venture Corp., Ltd.	1,000	6,729

TOTAL SINGAPORE		1,499,849

1143

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (3.2%)
Acciona SA	853	$75,090
#Banco de Sabadell SA	32,435	184,177
Banco Espanol de Credito SA	2,825	28,713
Banco Popular Espanol SA	27,910	184,408
Banco Santander SA	95,481	1,240,406
Banco Santander SA Sponsored ADR	26,569	339,286
Bankinter SA	1,073	8,023
Cia Espanola de Petroleos SA	213	4,785
Criteria Caixacorp SA	24,381	118,944
Gas Natural SDG SA	9,063	151,320
Iberdrola Renovables SA	53,859	188,266
Mapfre SA	837	2,753
Repsol YPF SA	12,026	283,560
Repsol YPF SA Sponsored ADR	20,400	482,460
*Sacyr Vallehermoso SA	2,102	10,775

TOTAL SPAIN		3,302,966

SWEDEN — (2.9%)
*Boliden AB	3,652	43,420
Nordea Bank AB	87,311	871,381
#Skandinaviska Enskilda Banken AB Series A	64,698	444,053
#SSAB AB Series A	5,533	80,108
#SSAB AB Series B	2,545	32,738
Svenska Cellulosa AB Series B	27,821	401,314
Svenska Handelsbanken AB Series A	2,834	81,209
#*Swedbank AB Series A	21,949	250,524
Tele2 AB Series B	4,270	75,745
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	24,810	272,910
TeliaSonera AB	57,228	413,811

TOTAL SWEDEN		2,967,213

SWITZERLAND — (5.9%)
#Adecco SA	3,259	166,162
Baloise Holding AG	3,031	242,859
Banque Cantonale Vaudoise AG	110	49,048
Credit Suisse Group AG	22,276	1,009,714
Credit Suisse Group AG Sponsored ADR	8,300	376,571
Givaudan SA	168	154,954
Holcim, Ltd. AG	10,522	702,674
*Lonza Group AG	799	62,132
*Novartis AG ADR	5,600	272,944
Sulzer AG	1,080	112,045
Swatch Group AG (7184725)	783	242,643
#Swatch Group AG (7184736)	652	36,665
Swiss Life Holding AG	1,200	126,095
Swiss Reinsurance Co., Ltd. AG	12,607	580,551
#*UBS AG	43,220	733,667
Valiant Holding AG	499	97,037
Zurich Financial Services AG	4,723	1,102,240

TOTAL SWITZERLAND		6,068,001

UNITED KINGDOM — (16.9%)
Amlin P.L.C.	10,618	70,776
Associated British Foods P.L.C.	17,097	275,358
Aviva P.L.C.	102,064	571,539
Barclays P.L.C.	293	1,536
Barclays P.L.C. Sponsored ADR	57,995	1,210,356
BP P.L.C. Sponsored ADR	39,200	1,508,024
*British Airways P.L.C.	30,103	103,581
Cable & Wireless Communications P.L.C.	11,717	10,884

1144

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Cable & Wireless Worldwide P.L.C.	17,333	$18,155
Carnival P.L.C.	3,722	134,428
Carnival P.L.C. ADR	7,800	283,920
*easyJet P.L.C.	6,000	37,639
HSBC Holdings P.L.C. Sponsored ADR	12,358	631,247
International Power P.L.C.	74,161	415,806
Investec P.L.C.	10,286	79,826
Kazakhmys P.L.C.	6,164	117,452
Kingfisher P.L.C.	115,608	390,483
Legal & General Group P.L.C.	144,410	202,724
*Lloyds Banking Group P.L.C. Sponsored ADR	84,251	362,279
Mondi P.L.C.	16,202	114,506
Old Mutual P.L.C.	121,977	231,236
Pearson P.L.C.	8,163	126,912
Pearson P.L.C. Sponsored ADR	20,800	325,936
Rexam P.L.C.	45,392	220,141
*Royal Bank of Scotland Group P.L.C.	281,320	220,241
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	4,288	67,579
Royal Dutch Shell P.L.C. ADR	69,721	3,724,496
RSA Insurance Group P.L.C.	72,734	145,435
Sainsbury (J.) P.L.C.	53,971	291,112
*TalkTalk Telecom Group P.L.C.	5,157	9,913
Thomas Cook Group P.L.C.	36,223	103,374
Tomkins P.L.C. Sponsored ADR	1,700	34,476
Vodafone Group P.L.C.	672,985	1,569,189
Vodafone Group P.L.C. Sponsored ADR	93,827	2,203,058
Whitbread P.L.C.	5,639	124,570
William Morrison Supermarkets P.L.C.	97,778	406,599
*Wolseley P.L.C.	2,899	65,388
WPP P.L.C.	21,749	231,275
Xstrata P.L.C.	46,073	732,891

TOTAL UNITED KINGDOM		17,374,340

TOTAL COMMON STOCKS		95,282,763

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $345,000 FNMA 3.901%(r), 02/25/39, valued at $181,708) to be repurchased at $179,003	$179	179,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.4%)
§@DFA Short Term Investment Fund	6,829,898	6,829,898
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralizedby $70,553,085 FNMA 7.000%, 10/01/38, valued at $778,905) to be repurchased at $763,645	$764	763,632

TOTAL SECURITIES LENDING COLLATERAL		7,593,530

TOTAL INVESTMENTS — (100.0%) (Cost $111,425,594)##		$103,055,293

1145

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$4,874,017	—	$4,874,017
Austria	—	184,340	—	184,340
Belgium	—	617,587	—	617,587
Canada	$10,028,997	—	—	10,028,997
Denmark	—	1,455,969	—	1,455,969
Finland	—	977,158	—	977,158
France	70,664	7,935,353	—	8,006,017
Germany	2,445,725	5,684,013	—	8,129,738
Greece	—	60,470	—	60,470
Hong Kong	—	1,574,870	—	1,574,870
Ireland	310,781	—	—	310,781
Israel	45,614	359,424	—	405,038
Italy	315,704	1,764,461	—	2,080,165
Japan	3,340,803	16,339,233	—	19,680,036
Netherlands	438,489	4,037,433	—	4,475,922
New Zealand	—	76,636	—	76,636
Norway	—	1,022,814	—	1,022,814
Portugal	—	109,839	—	109,839
Singapore	6,729	1,493,120	—	1,499,849
Spain	2,062,152	1,240,814	—	3,302,966
Sweden	272,910	2,694,303	—	2,967,213
Switzerland	649,515	5,418,486	—	6,068,001
United Kingdom	10,390,323	6,984,017	—	17,374,340
Temporary Cash Investments	—	179,000	—	179,000
Securities Lending Collateral	—	7,593,530	—	7,593,530

TOTAL	$30,378,406	$72,676,887	—	$103,055,293

See accompanying Notes to Schedules of Investments.

1146

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (88.7%)
AUSTRALIA — (7.3%)
*Acrux, Ltd.	7,398	$13,050
Adelaide Brighton, Ltd.	26,886	77,045
#*AED Oil, Ltd.	4,139	1,859
#Alesco Corp., Ltd.	6,428	15,165
#*Alliance Resources, Ltd.	21,658	6,765
Amalgamated Holdings, Ltd.	5,533	29,067
*Amcom Telecommunications, Ltd.	19,153	5,454
*Andean Resources, Ltd.	22,721	76,514
Ansell, Ltd.	8,744	101,639
*Antares Energy, Ltd.	12,881	5,356
APA Group, Ltd.	18,294	61,460
#APN News & Media, Ltd.	27,122	51,896
*ARB Corporation, Ltd.	3,547	18,176
*Aristocrat Leisure, Ltd.	5,996	18,422
#*Atlas Iron, Ltd.	17,563	32,067
Ausdrill, Ltd.	18,630	28,259
#*Ausenco, Ltd.	2,629	5,749
#*Austar United Communications, Ltd.	47,280	40,261
Austereo Group, Ltd.	21,665	32,675
#*Australian Agricultural Co., Ltd.	18,400	25,064
Australian Infrastructure Fund NL	40,779	66,550
Australian Pharmaceutical Industries, Ltd.	21,680	8,026
*Australian Worldwide Exploration, Ltd.	35,889	50,698
Automotive Holdings Group NL	10,919	22,358
*AVJennings, Ltd.	21,460	8,130
*Avoca Resources, Ltd.	11,425	27,257
*AWB, Ltd.	49,343	44,222
*Bandanna Energy, Ltd.	2,080	1,092
Beach Petroleum, Ltd.	64,292	39,039
#Bendigo Mining, Ltd.	12,000	2,008
*Biota Holdings, Ltd.	9,219	8,266
*Blackmores, Ltd.	248	5,095
#*BMA Gold, Ltd.	31,752	7,766
*Boart Longyear Group NL	30,454	84,408
*Boom Logistics, Ltd.	20,098	7,008
*Bow Energy, Ltd.	11,161	13,014
Bradken, Ltd.	8,097	56,416
Brickworks, Ltd.	2,046	21,852
#*Brockman Resources, Ltd.	5,611	15,784
Cabcharge Australia, Ltd.	9,538	38,848
#Campbell Brothers, Ltd.	4,877	136,028
*Carnarvon Petroleum, Ltd.	6,703	2,312
*Cellestis, Ltd.	1,557	3,924
*Centamin Egypt, Ltd.	39,538	93,129
Centennial Coal Co., Ltd.	25,643	139,171
#*Ceramic Fuel Cells, Ltd.	91,856	17,492
*Chemeq, Ltd.	5,304	398
*Citadel Resource Group, Ltd.	70,340	19,104
*Citigold Corp., Ltd.	58,895	4,790
Clough, Ltd.	17,664	13,375
#*Coal of Africa, Ltd.	22,474	37,202
*Cockatoo Coal, Ltd.	948	395
ConnectEast Group, Ltd.	210,730	76,296
Consolidated Media Holdings, Ltd.	24,996	70,188
#Count Financial, Ltd.	11,804	12,074
#Crane Group, Ltd.	6,829	51,799
*CSG, Ltd.	12,251	20,944
*CudeCo, Ltd.	4,262	17,964

1147

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
David Jones, Ltd.	14,034	$61,097
*Deep Yellow, Ltd.	47,823	8,873
#*Discovery Metals, Ltd.	24,442	17,852
*Domino’s Pizza Enterprises, Ltd.	611	3,010
DUET Group, Ltd.	49,747	73,653
#*Eastern Star Gas, Ltd.	14,543	11,315
#*Elders, Ltd.	15,828	6,438
*Energy World Corp., Ltd.	50,545	20,778
Envestra, Ltd.	78,179	35,792
#*Extract Resources, Ltd.	4,219	25,572
FKP Property Group, Ltd.	51,434	32,658
Fleetwood Corp., Ltd.	6,079	53,222
*FlexiGroup, Ltd.	6,860	8,008
#Flight Centre, Ltd.	3,898	65,513
#*Galaxy Resources, Ltd.	14,500	15,131
#*Gindalbie Metals, Ltd.	18,113	15,947
#*Giralia Resources NL	9,349	20,370
Goodman Fielder, Ltd.	90,244	108,955
#Graincorp, Ltd. Series A	10,303	52,541
GUD Holdings, Ltd.	3,447	29,219
#Gunns, Ltd.	32,848	20,463
#GWA International, Ltd.	14,186	38,843
Healthscope, Ltd.	16,983	91,929
Hills Industries, Ltd.	26,079	52,123
*Horizon Oil, Ltd.	65,914	16,431
iiNet, Ltd.	8,275	20,797
#*Iluka Resources, Ltd.	27,776	138,512
*Imdex, Ltd.	13,781	10,073
Independence Group NL	5,844	29,697
Industrea, Ltd.	13,881	4,466
#Infigen Energy, Ltd.	14,000	9,884
#Invocare, Ltd.	6,435	35,388
Ioof Holdings, Ltd.	13,685	80,701
Iress Market Technology, Ltd.	6,392	47,728
#*Iron Ore Holdings, Ltd.	7,983	9,401
#iSOFT Group, Ltd.	71,546	9,397
*Ivanhoe Australia, Ltd.	2,796	7,458
*Jabiru Metals, Ltd.	19,707	6,144
JB Hi-Fi, Ltd.	7,902	136,954
*Kagara, Ltd.	27,762	16,349
*Karoon Gas Australia, Ltd.	5,589	34,995
Kingsgate Consolidated, Ltd.	8,435	74,812
*Linc Energy, Ltd.	12,969	18,786
*Lynas Corp., Ltd.	58,152	40,017
*MAC Services Group, Ltd.	3,543	8,717
MacMahon Holdings, Ltd.	42,067	22,549
*Mantra Resources, Ltd.	5,077	20,864
McMillan Shakespeare, Ltd.	6,700	32,949
*Medusa Mining, Ltd.	3,460	12,142
*Mermaid Marine Australia, Ltd.	7,426	18,179
Mincor Resources NL	14,047	25,244
#Mineral Resources, Ltd.	3,758	27,788
*Mitchell Communications Group, Ltd.	21,779	24,323
*Molopo Energy, Ltd.	15,907	15,690
Monadelphous Group, Ltd.	6,085	74,701
Mortgage Choice, Ltd.	10,500	11,112
*Mount Gibson Iron, Ltd.	38,346	57,866
*Murchison Metals, Ltd.	8,000	13,301
*Navitas, Ltd.	17,812	70,019
Nufarm, Ltd.	9,844	34,101
Oakton, Ltd.	7,474	18,582

1148

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
#*Orocobre, Ltd.	7,127	$13,234
*Pacific Brands, Ltd.	43,040	35,238
*PanAust, Ltd.	164,021	84,834
Panoramic Resources, Ltd.	7,300	16,277
*Paperlinx, Ltd.	26,157	14,171
Peet, Ltd.	5,900	10,609
*Perilya, Ltd.	20,989	8,259
#Perpetual Trustees Australia, Ltd.	2,710	71,286
*Perseus Mining, Ltd.	24,847	47,080
#*Pharmaxis, Ltd.	13,796	27,418
*Platinum Australia, Ltd.	19,490	13,179
*PMP, Ltd.	17,571	9,569
#Premier Investments, Ltd.	3,174	18,309
#Primary Health Care, Ltd.	12,362	40,335
Prime Media Group, Ltd.	5,377	3,624
Programmed Maintenance Service, Ltd.	1,045	1,795
RCR Tomlinson, Ltd.	10,693	9,674
*REA Group, Ltd.	1,441	13,268
*Regis Resources, Ltd.	21,064	18,134
*Reject Shop, Ltd. (The)	1,278	18,268
*Resolute Mining, Ltd.	14,432	10,193
Ridley Corp., Ltd.	33,330	35,708
*Riversdale Mining, Ltd. (6932657)	13,000	120,491
*Riversdale Mining, Ltd. (B41J4X4)	2,333	21,592
*Roc Oil Co., Ltd.	19,451	6,252
SAI Global, Ltd. (6716958)	8,558	30,825
*SAI Global, Ltd. (67169RR)	1,981	7,151
Salmat, Ltd.	12,046	44,139
*Sandfire Resources NL	2,590	11,369
#Seek, Ltd.	4,570	31,317
Select Harvests, Ltd.	2,641	8,572
*Servcorp, Ltd.	1,569	4,109
*Service Stream, Ltd.	21,994	6,167
*Seven Group Holdings, Ltd.	6,465	35,854
Sigma Pharmaceuticals, Ltd.	73,664	28,945
*Silex System, Ltd.	7,191	30,070
*Silver Lake Resources, Ltd.	17,110	29,203
*Sirtex Medical, Ltd.	2,800	12,722
SMS Management & Technology, Ltd.	6,207	33,169
Southern Cross Media Group NL	36,302	60,788
SP Telemedia, Ltd.	25,871	42,334
Spark Infrastructure Group, Ltd.	65,290	72,643
Specialty Fashion Group, Ltd.	19,600	22,364
*Sphere Minerals, Ltd.	10,324	14,868
Spotless Group, Ltd.	14,680	27,222
#*St. Barbara, Ltd.	57,998	15,829
Straits Resources, Ltd.	11,702	15,065
STW Communications Group, Ltd.	15,518	13,256
*Sunland Group, Ltd.	14,139	8,449
Super Cheap Auto Group, Ltd.	7,910	40,610
*Tap Oil, Ltd.	12,796	10,373
Tassal Group, Ltd.	7,976	10,263
Technology One, Ltd.	23,020	18,346
*Ten Network Holdings, Ltd.	43,531	65,751
*Thakral Holdings Group, Ltd.	87,685	35,758
#*Timbercorp, Ltd.	32,011	—
Tower Australia Group, Ltd.	34,290	68,011
Transfield Services, Ltd.	23,464	68,392
#Transfield Services, Ltd. Infrastructure Fund	35,604	20,108
*Transpacific Industries Group, Ltd.	28,570	27,198
Trust Co., Ltd. (The)	659	3,375

1149

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
UXC, Ltd.	17,099	$8,035
Village Roadshow, Ltd.	11,681	22,101
*Virgin Blue Holdings, Ltd.	110,192	30,989
Watpac, Ltd.	6,117	7,964
#West Australian Newspapers Holdings, Ltd.	8,831	55,405
Western Areas NL	7,047	31,032
#*White Energy Co., Ltd.	9,723	29,046
WHK Group, Ltd.	9,562	8,387
Wide Bay Australia, Ltd.	753	6,992
Wotif.com Holdings, Ltd.	5,438	25,435

TOTAL AUSTRALIA		5,864,582

AUSTRIA — (1.2%)
#Agrana Beteiligungs AG	319	30,334
Andritz AG	2,690	168,487
*Austriamicrosystems AG	575	19,327
BWIN Interactive Entertainment AG	1,406	78,143
BWT AG	472	11,208
*Constantia Packaging AG	275	17,220
EVN AG	1,894	32,285
Flughafen Wien AG	543	31,360
#*Intercell AG	2,073	42,688
Lenzing AG	50	20,572
Mayr-Melnhof Karton AG	840	86,219
Oberbank AG	1,045	58,940
#Oesterreichischen Post AG	1,448	38,696
*Palfinger AG	904	21,199
*RHI AG	833	24,849
Schoeller-Bleckmann Oilfield Equipment AG	838	40,600
#Uniqa Versicherungen AG	4,023	73,040
*Wienerberger AG	6,853	95,003
*Zumtobel AG	2,862	54,205

TOTAL AUSTRIA		944,375

BELGIUM — (1.4%)
Ackermans & van Haaren NV	2,011	137,614
*Agfa-Gevaert NV	11,528	69,760
Banque Nationale de Belgique SA	20	95,660
*Barco NV	500	24,989
Bekaert SA	983	213,932
Compagnie d’Entreprises	280	14,076
Compagnie Immobiliere de Belgique SA	200	7,838
Compagnie Maritime Belge SA	1,500	43,525
*Deceuninck NV	6,500	15,384
D’Ieteren SA	185	89,239
Econocom Group SA	1,771	25,959
Elia System Operator SA NV	1,250	43,052
Euronav SA	1,500	28,836
EVS Broadcast Equipment SA	477	23,621
#Exmar NV	1,500	11,136
*Ion Beam Applications SA	675	6,652
#*Melexis NV	1,058	13,239
Nyrstar NV	2,067	23,985
Omega Pharma SA	1,200	51,306
*Option NV	3,168	2,352
Recticel SA	1,421	14,004
*Roularta Media Group NV	455	9,847
Sipef NV	460	28,549
*Telenet Group Holding NV	2,829	81,040
#Tessenderlo Chemie NV	1,531	45,450

1150

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

BELGIUM — (Continued)
Van De Velde NV	393	$17,317

TOTAL BELGIUM		1,138,362

CANADA — (10.0%)
Aastra Technologies, Ltd.	800	17,843
*Absolute Software Corp.	2,400	10,272
Aecon Group, Inc.	1,200	12,898
AGF Management, Ltd. Class B	5,044	73,252
Akita Drilling, Ltd.	1,200	9,046
Alamos Gold, Inc.	3,100	46,648
Algonquin Power & Utilities Corp.	4,700	19,521
Alliance Grain Traders, Inc.	462	14,852
*Altius Minerals Corp.	1,000	9,805
*Anatolia Minerals Development, Ltd.	5,100	27,384
*Anderson Energy, Ltd.	5,100	5,953
*Angle Energy, Inc.	2,700	19,934
*Antrim Energy, Inc.	6,500	6,133
*Anvil Mining, Ltd.	4,200	12,093
Astral Media, Inc. Class A	3,600	127,535
ATCO, Ltd.	1,581	77,754
*Atrium Innovations, Inc.	831	13,370
*ATS Automation Tooling System, Inc.	5,060	32,928
#*Aura Minerals, Inc.	5,100	19,000
*Aurizon Mines, Ltd.	12,400	62,118
*AXIA NetMedia Corp.	4,000	7,004
#*B2Gold Corp.	13,000	21,244
*Ballard Power Systems, Inc.	3,700	6,370
*Bankers Petroleum, Ltd.	14,456	105,602
*Bellatrix Exploration, Ltd.	4,800	17,229
#*BioExx Specialty Proteins, Ltd.	10,300	20,038
Biovail Corp.	4,850	105,912
#*Birchcliff Energy, Ltd.	4,800	46,690
*BlackPearl Resources, Inc.	10,525	32,044
BMTC Group, Inc.	550	11,240
#Bonterra Energy Corp.	562	20,084
*Boralex, Inc. Class A	2,200	18,511
*Breakwater Resources, Ltd.	1,850	5,255
*Bridgewater Systems Corp.	1,850	15,296
*Burcon NutraScience Corp.	600	4,360
CAE, Inc.	12,099	115,335
Calfrac Well Services, Ltd.	1,100	25,359
*Calvalley Petroleum, Inc.	3,100	9,770
Canaccord Capital, Inc.	2,200	20,822
Canada Bread Co., Ltd.	800	37,352
Canadian Western Bank	2,800	70,732
Canam Group, Inc.	2,100	14,912
*Canfor Corp.	7,200	56,659
*Cangene Corp.	2,500	8,633
#*Capstone Mining Corp.	9,200	22,372
#*Cardiome Pharma Corp.	2,500	20,476
Cascades, Inc.	3,900	26,290
*Catalyst Paper Corp.	24,005	3,386
CCL Industries, Inc. Class B	1,500	42,970
*Celestica, Inc.	16,300	144,917
*Celtic Exploration, Ltd.	3,000	36,739
*China Gold International Resources Corp., Ltd.	9,700	37,458
*Chinook Energy, Inc.	1,124	2,471
#*Churchill Corp. (The) Class A	1,045	19,578
Cogeco Cable, Inc.	1,000	33,850
#*Colossus Minerals, Inc.	2,400	15,758
#*COM DEV International, Ltd.	4,500	9,148

1151

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Compton Petroleum Corp.	7,200	$3,712
*Connacher Oil & Gas, Ltd.	18,200	26,378
#*Consolidated Thompson Iron Mines, Ltd.	13,300	106,602
*Copper Mountain Mining Corp.	2,900	8,209
Corby Distilleries, Ltd.	900	13,307
*Corridor Resources, Inc.	2,900	16,446
Corus Entertainment, Inc. Class B	5,400	101,954
*Cott Corp.	3,000	17,976
*Crew Energy, Inc.	2,665	42,773
*Crystallex International Corp.	14,000	6,060
Dalsa Corp.	500	5,267
#Daylight Energy, Ltd.	2,014	17,436
#*Denison Mines Corp.	13,884	21,203
*Descartes Systems Group, Inc. (The)	5,100	30,063
#*Detour Gold Corp.	2,900	67,588
Dorel Industries, Inc. Class B	1,600	54,114
#*DragonWave, Inc.	1,751	10,662
#*Dundee Precious Metals, Inc.	4,755	19,426
DundeeWealth, Inc.	4,400	59,277
*Eastern Platinum, Ltd.	39,900	40,364
#*ECU Silver Mining, Inc.	13,950	8,006
E-L Financial Corp., Ltd.	18	7,966
#*Endeavour Silver Corp.	4,916	16,258
Ensign Energy Services, Inc.	5,500	67,784
#*Equinox Minerals, Ltd.	38,700	175,421
Equitable Group, Inc.	400	7,918
*Etruscan Resources, Inc.	6,200	2,623
*Euro Goldfields, Ltd.	5,700	39,865
Evertz Technologies, Ltd.	3,700	53,914
*Excellon Resources, Inc.	9,550	7,524
*Fairborne Energy, Ltd.	600	3,017
*Far West Mining, Ltd.	200	875
*Farallon Mining, Ltd.	17,250	6,963
*First Majestic Silver Corp.	5,500	21,346
#*First Uranium Corp.	4,800	4,762
*FirstService Corp.	315	6,946
*Flint Energy Services, Ltd.	2,500	31,832
*Forsys Metals Corp.	2,500	5,447
Forzani Group, Ltd. Class A	2,300	36,624
*Fronteer Gold, Inc.	9,497	57,275
#*Galleon Energy, Inc. Class A	5,400	20,118
*Gammon Gold, Inc.	3,050	18,127
*Garda World Security Corp.	906	7,570
Gennum Corp.	1,400	9,655
*Glacier Media, Inc.	1,800	4,115
Gluskin Shef & Associates, Inc.	1,000	17,110
*GLV, Inc.	781	6,533
*Golden Star Resources, Ltd.	13,100	53,519
#*Grande Cache Coal Corp.	3,400	18,487
#*Great Basin Gold, Ltd.	11,200	19,937
#*Great Canadian Gaming Corp.	3,200	20,077
#*Greystar Resources, Ltd.	2,300	8,904
Groupe Aeroplan, Inc.	12,000	115,208
*Guyana Goldfields, Inc.	1,829	12,454
*Hanfeng Evergreen, Inc.	2,400	15,408
*Harry Winston Diamond Corp.	3,200	39,656
*Heroux-Devtek, Inc.	2,400	13,890
Home Capital Group, Inc.	1,850	82,652
*HudBay Minerals, Inc.	6,631	82,690
IESI-BFC, Ltd.	359	8,119
#*Imax Corp.	1,281	19,800

1152

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
*Imperial Metals Corp.	2,500	$40,611
*Imris, Inc.	1,500	6,566
Industrial Alliance Insurance & Financial Services, Inc.	472	14,981
#*Intermap Technologies, Ltd.	3,500	2,451
*International Forest Products, Ltd. Series A	3,600	14,427
*International Tower Hill Mines, Ltd.	1,260	7,893
*Intertape Polymer Group, Inc.	900	1,751
#*Ivanhoe Energy, Inc.	10,100	19,944
#*Jaguar Mining, Inc.	4,030	32,889
Jean Coutu Group (PJC), Inc. Class A (The)	3,375	28,069
*KAB Distribution, Inc.	1,612	—
#*Keegan Resources, Inc.	2,901	14,928
*Kingsway Financial Services, Inc.	2,400	4,482
*Kirkland Lake Gold, Inc.	3,200	25,431
*La Mancha Resources, Inc.	4,326	6,943
#*Labopharm, Inc.	2,500	2,918
*Labrador Iron Mines Holdings, Ltd.	1,400	7,218
#*Lake Shore Gold Corp.	9,700	29,344
*Laramide Resources, Ltd.	1,600	1,759
Laurentian Bank of Canada	1,400	62,643
#Le Chateau, Inc.	1,200	14,812
*Legacy Oil + Gas, Inc.	3,200	35,889
Leon’s Furniture, Ltd.	2,400	27,968
Linamar Corp.	3,100	57,956
*MacDonald Dettweiler & Associates, Ltd.	1,700	79,374
*MAG Silver Corp.	2,486	14,872
Major Drilling Group International, Inc.	1,200	28,539
Manitoba Telecom Services, Inc.	245	6,585
Maple Leaf Foods, Inc.	5,400	48,377
*Marsulex, Inc.	200	2,167
*Martinrea International, Inc.	3,500	28,087
*Maxim Power Corp.	1,300	3,515
MDC Partners, Inc. Class A	1,500	18,647
*MDS, Inc.	8,500	80,283
*Mega Uranium, Ltd.	2,800	1,389
#*Mercator Minerals, Ltd.	8,400	15,770
Methanex Corp.	5,417	121,666
*Midway Energy, Ltd.	6,100	18,928
#*Minera Andes, Inc.	17,100	12,641
Mosaid Technologies, Inc.	1,000	22,246
*Nautilus Minerals, Inc.	5,100	10,071
*Neo Material Technologies, Inc.	2,450	8,984
*New Gold, Inc.	11,400	56,332
Newalta Corp.	1,795	15,330
*NGEx Resources, Inc.	528	308
*Norbord, Inc.	1,690	19,546
*North American Energy Partners, Inc.	1,500	14,532
*North American Palladium, Ltd.	5,795	19,222
*Northern Dynasty Minerals, Ltd.	2,375	16,541
*Northgate Minerals Corp.	22,300	66,159
#*Novagold Resources, Inc.	4,050	25,095
Nuvista Energy, Ltd.	4,124	47,737
#*Paladin Labs, Inc.	387	9,035
Pan Amer Silver Corp.	6,625	152,535
*Paramount Resources, Ltd. Class A	2,300	48,213
Pason Systems, Inc.	3,100	33,170
#*Petrolifera Petroleum, Ltd.	1,200	689
#Petrominerales, Ltd.	1,400	39,656
#*PolyMet Mining Corp.	7,263	10,880
*Potash One, Inc.	6,650	16,042
#Premium Brands Holdings Corp.	1,330	16,948

1153

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
Progress Energy Resources Corp.	6,600	$79,671
*QLT, Inc.	5,800	33,173
#*Quadra FNX Mining, Ltd.	10,651	128,987
Quebecor, Inc. Class B	3,900	132,396
*Quest Capital Corp.	6,900	11,007
#*Questerre Energy Corp.	6,950	20,754
Reitmans Canada, Ltd. Class A	4,500	87,326
Rentcash, Inc.	605	9,592
#*Resverlogix Corp.	1,300	3,440
Richelieu Hardware, Ltd.	1,000	24,717
#Ritchie Brothers Auctioneers, Inc.	6,300	117,353
*RONA, Inc.	8,785	129,632
*Rubicon Minerals Corp.	8,300	29,711
*Ruggedcom, Inc.	981	14,065
#Russel Metals, Inc.	4,900	93,372
*Samuel Manu-Tech, Inc.	1,800	12,992
Savanna Energy Services Corp.	2,900	15,797
#*Seabridge Gold, Inc.	630	16,233
*Sears Canada, Inc.	275	6,955
*SEMAFO, Inc.	12,700	88,204
ShawCor, Ltd.	3,000	77,010
Sherritt International Corp.	9,100	60,280
*Shore Gold, Inc.	15,000	9,192
*Sierra Wireless, Inc.	1,200	11,264
#*Silver Standard Resources, Inc.	4,900	80,408
Silvercorp Metals, Inc.	8,700	57,207
*SouthGobi Resources, Ltd.	9,305	118,298
#*Sprott Resource Corp.	1,925	7,921
Sprott, Inc.	1,938	6,409
*Stantec, Inc.	2,400	56,495
Stella-Jones, Inc.	700	18,977
*Storm Exploration, Inc.	2,700	35,981
#Student Transportation, Inc.	3,676	20,274
*SunOpta, Inc.	3,300	16,660
#Superior Plus Corp.	4,400	57,351
*SXC Health Solutions Corp.	1,515	103,805
#*Tanzanian Royalty Exploration Corp.	3,400	17,396
*Taseko Mines, Ltd.	7,000	28,462
#*Theratechnologies, Inc.	1,400	6,564
#*Thompson Creek Metals Co., Inc.	9,365	86,358
#*Timminco, Ltd.	6,400	3,486
Toromont Industries, Ltd.	3,109	73,760
#Torstar Corp. Class B	3,700	36,998
Total Energy Services, Inc.	890	7,359
Transcontinental, Inc. Class A	3,600	51,931
TransForce, Inc.	2,336	23,086
*Transglobe Energy Corp.	4,200	31,662
Trican Well Service, Ltd.	5,100	77,389
Trilogy Energy Corp.	2,255	22,373
Trinidad Drilling, Ltd.	4,100	21,017
TVA Group, Inc. Class B	1,200	13,890
#*UEX Corp.	6,400	5,541
Uni-Select, Inc.	800	21,773
*UTS Energy Corp.	22,705	78,404
*Vector Aerospace Corp.	1,371	9,735
*Ventana Gold Corp.	3,600	28,750
*Vero Energy, Inc.	3,031	19,901
*Virginia Mines, Inc.	1,215	8,817
*Vitran Corp., Inc.	1,100	14,284
WaterFurnace Renewable Energy, Inc.	300	7,435
*Wesdome Gold Mines, Ltd.	3,085	7,202

1154

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

CANADA — (Continued)
West Fraser Timber Co., Ltd.	2,500	$84,942
Western Financial Group, Inc.	3,800	7,873
#*Westport Innovations, Inc.	2,900	57,320
Wi-Lan, Inc.	4,600	15,929
Winpak, Ltd.	2,400	23,579
*Xtreme Coil Drilling Corp.	1,900	5,082
*Zarlink Semiconductor, Inc.	11,020	20,795

TOTAL CANADA		7,959,403

DENMARK — (0.9%)
*Aktieselskabet Roskilde Bank A.S.	385	—
*Alm. Brand A.S.	778	8,493
*Amagerbanken A.S.	620	1,770
*Ambu A.S.	212	5,378
Auriga Industries A.S. Series B	950	15,445
#*Bang & Olufsen Holdings A.S.	2,970	28,813
*Bavarian Nordic A.S.	300	11,533
*Capinordic A.S.	5,000	886
#D/S Norden A.S.	1,218	47,809
*Dalhoff, Larson & Horneman A.S. Series B	1,100	4,124
#*DFDS A.S.	512	32,635
East Asiatic Co., Ltd. A.S.	1,200	30,634
*Fionia Holding A.S.	750	—
*GN Store Nord A.S.	10,683	72,941
#*Greentech Energy Systems A.S.	2,200	5,651
#*IC Companys A.S.	310	9,496
*NeuroSearch A.S.	1,221	21,464
NKT Holding A.S.	1,466	72,072
*Nordjyske Bank A.S.	422	7,270
*Parken Sport & Entertainment A.S.	400	5,548
Per Aarsleff A.S. Series B	150	12,121
*Ringkjoebing Landbobank A.S.	188	19,604
#*Royal Unibrew A.S.	500	17,484
*Satair A.S.	473	19,842
Schouw & Co. A.S.	1,700	37,270
SimCorp A.S.	200	33,254
*Sjaelso Gruppen A.S.	1,000	1,335
Solar Holdings A.S. Series B	75	5,080
*Spar Nord Bank A.S.	1,650	17,314
*Sparbank A.S.	225	3,744
*Sydbank A.S.	3,339	83,121
Thrane & Thrane A.S.	400	12,098
*TK Development A.S.	1,700	7,330
*Topdanmark A.S.	522	64,509
*TopoTarget A.S.	14,000	9,057
*Vestjysk Bank A.S.	725	10,264

TOTAL DENMARK		735,389

FINLAND — (2.5%)
Ahlstrom Oyj	225	3,474
Alma Media Oyj	4,469	36,834
Amer Sports Oyj Series A	8,795	97,728
Aspo Oyj	2,350	21,140
#Cargotec Oyj Series B	300	10,768
*Cramo Oyj	1,300	22,881
*Elcoteq SE	500	1,107
*Elektrobit Corp. Oyj	7,600	9,712
Elisa Oyj	390	7,734
*Finnair Oyj	3,800	22,646
*Finnlines Oyj	2,099	25,715
#Fiskars Oyj Abp Series A	3,740	63,884

1155

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

FINLAND — (Continued)
#F-Secure Oyj	5,200	$14,729
*Glaston Oyj Abp	4,200	7,521
HKScan Oyj	1,550	16,551
Huhtamaki Oyj	4,350	54,194
KCI Konecranes Oyj	3,871	126,310
Kemira Oyj	4,600	61,673
Kesko Oyj	4,933	191,291
#Lassila & Tikanoja Oyj	2,281	39,825
*Lemminkainen Oyj	500	17,207
#*M-Real Oyj Series B	6,143	23,333
Nokian Renkaat Oyj	1,413	39,635
Olvi Oyj Series A	639	24,435
Oriola-KD Oyj Series B	3,288	16,531
Orion Oyj Series A	3,616	69,559
Orion Oyj Series B	5,451	105,239
#Outotec Oyj	956	33,803
PKC Group Oyj	1,500	23,095
Pohjola Bank P.L.C.	8,736	108,396
Ponsse Oyj	1,180	13,707
#Poyry Oyj	3,314	44,558
#Raisio P.L.C	4,000	15,579
#Ramirent Oyj	2,800	30,153
Rapala VMC Oyj	1,900	14,224
*Rautaruukki Oyj Series K	1,134	21,880
#Ruukki Group Oyj	13,258	28,683
Sanoma Oyj	6,024	119,777
Stockmann Oyj Abp Series A	1,299	46,551
#Stockmann Oyj Abp Series B	1,709	60,779
*Tecnomen Lifetree Oyj	5,600	6,495
Tieto Oyj	3,912	68,848
#*Tikkurila Oyj	1,149	24,331
#Uponor Oyj Series A	3,000	48,591
#Vacon Oyj	695	30,798
Vaisala Oyj Series A	700	17,555
Yit Oyj	5,529	121,099

TOTAL FINLAND		2,010,558

FRANCE — (4.3%)
Ales Groupe SA	960	13,353
ALTEN SA	2,004	58,874
#*Altran Technologies SA	5,342	21,901
April Group SA	1,417	36,728
Arkema SA	2,964	129,314
Assystem SA	808	12,523
#*Atari SA	88	425
*Atos Origin SA	3,083	132,332
*Beneteau SA	2,000	31,024
Boiron SA	712	25,473
#Bonduelle SA	272	23,333
Bongrain SA	669	49,667
#Bourbon SA	2,621	112,202
*Bull SA	1,837	6,057
Canal Plus SA	2,031	14,418
CEGID Group SA	250	6,948
*Club Mediterranee SA	800	14,408
*Compagnie Generale de Geophysique-Veritas SA	8,856	170,948
*CS Communication & Systemes SA	321	2,783
Delachaux SA	516	32,258
#*Derichebourg SA	4,536	18,934
Electricite de Strasbourg SA	132	19,271
Entrepose Contracting SA	184	18,320

1156

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Esso S.A.F.	197	$25,273
Establissements Maurel et Prom SA	6,624	79,245
*Euler Hermes SA	711	56,407
*Faurecia SA	2,080	40,888
Fimalac SA	506	19,543
Gaumont SA	129	8,345
*GFI Informatique SA	1,729	6,510
#GL Events SA	619	17,202
Groupe Crit SA	450	11,907
Groupe Steria SCA	1,768	47,948
Guerbet SA	122	12,412
Guyenne et Gascogne SA	300	29,957
Haulotte Group SA	1,014	9,883
Havas SA	26,436	128,017
Ingenico SA	2,537	64,152
Ipsos SA	1,795	71,363
#Laurent-Perrier SA	195	17,350
Lisi SA	500	29,490
M6 Metropole Television SA	2,898	64,222
*Manitou BF SA	1,600	26,710
Manutan International SA	508	27,716
#Mersen SA	1,018	37,491
Neopost SA	1,739	134,464
#Nexans SA	2,122	143,858
Nexity SA	600	20,103
NRJ Group SA	2,200	18,033
Orpea SA	686	27,309
Pierre & Vacances SA	387	25,600
Plastic Omnium SA	372	18,496
Rallye SA	993	35,199
#*Recylex SA	1,500	13,808
Remy Cointreau SA	1,569	85,602
Rubis SA	473	41,495
Saft Groupe SA	823	28,183
SAMSE SA	132	9,724
SEB SA	1,761	131,222
*Sechilienne SA	1,311	35,461
Societe BIC SA	1,839	136,846
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	210	13,419
#*Societe Industrielle D’Aviations Latecoere SA	468	3,502
#*Soitec SA	6,107	65,985
Somfy SA	212	42,486
*Sopra Group SA	500	35,507
Sperian Protection SA	422	63,296
#Stallergenes SA	534	37,606
Stef-TFE SA	287	14,922
Sucriere de Pithiviers Le Vieil SA	23	19,830
Teleperformance SA	2,889	73,179
#*Theolia SA	3,351	4,592
Toupargel Groupe SA	390	7,838
*Trigano SA	1,363	28,927
#*UbiSoft Entertainment SA	1,884	17,821
*Valeo SA	1,459	52,282
Viel et Compagnie SA	3,926	13,796
#Vilmorin & Cie SA	344	32,327
Virbac SA	328	39,551
VM Materiaux SA	186	10,919
Zodiac Aerospace SA	2,571	144,775

TOTAL FRANCE		3,411,488

1157

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (4.6%)
*Aareal Bank AG	1,300	$27,224
*ADVA AG Optical Networking	1,887	11,612
#*Agennix AG	310	1,628
#Aixtron AG	5,535	165,635
Aurubis AG	2,266	102,985
Baader Bank AG	2,200	9,133
*Balda AG	916	4,079
*Beate Uhse AG	2,550	1,739
Bechtle AG	929	26,786
Bilfinger Berger AG	3,397	194,144
Biotest AG	393	16,429
*Boewe Systec AG	249	341
Carl Zeiss Meditec AG	1,674	25,873
*Centrotec Sustainable AG	1,248	22,593
Cewe Color Holding AG	476	15,287
Comdirect Bank AG	2,500	22,931
#*Conergy AG	12,903	12,255
#*Constantin Medien AG	3,300	7,183
CTS Eventim AG	679	34,442
*Curanum AG	2,004	6,406
*Demag Cranes AG	707	25,374
*Deutz AG	4,400	26,590
Douglas Holding AG	1,917	86,771
Drillisch AG	1,695	10,310
*Duerr AG	500	13,740
DVB Bank SE	2,260	73,303
ElreingKlinger AG	1,426	38,358
#*Evotec AG	4,738	12,217
Fielmann AG	1,004	78,962
*Freenet AG	1,478	15,748
Fuchs Petrolub AG	401	38,430
*Gerresheimer AG	1,899	69,574
Gerry Weber International AG	963	30,958
GFK SE	1,560	58,649
#Gildemeister AG	2,770	38,776
*Grammer AG	863	16,333
Grenkeleasing AG	327	14,889
#*Heidelberger Druckmaschinen AG	4,176	41,180
Indus Holding AG	494	11,153
Interseroh SE	220	13,167
#*IVG Immobilien AG	6,804	47,290
*Jenoptik AG	3,249	18,467
*Kloeckner & Co. SE	2,329	48,755
Kontron AG	2,224	17,759
#*Krones AG	792	44,922
KSB AG	31	21,499
#*Kuka AG	1,360	21,191
KWS Saat AG	150	23,674
Lanxess AG	5,031	243,422
*Leoni AG	1,605	48,191
*Manz Automation AG	20	1,412
Medion AG	1,579	19,014
#MLP AG	3,534	36,963
*Morphosys AG	1,083	22,363
MTU Aero Engines Holding AG	2,453	143,121
MVV Energie AG	364	14,699
Nemetschek AG	707	22,835
#*Nordex SE	1,260	12,941
Pfeiffer Vacuum Technology AG	432	33,800
#*Pfleiderer AG	3,100	18,991
*PNE Wind AG	4,418	11,675

1158

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

GERMANY — (Continued)
*QSC AG	2,060	$3,824
Rational AG	151	24,430
Renk AG	457	32,039
*Repower Systems AG	62	9,606
Rheinmetall AG	1,941	117,054
Rhoen-Klinikum AG	7,370	168,727
*Roth & Rau AG	699	23,261
Sartorius AG	335	9,326
*Sedo Holding AG	1,033	3,606
*Senator Entertainment AG	140	71
#*SGL Carbon SE	2,674	92,711
#*Singulus Technologies AG	700	3,909
Sixt AG	900	23,325
#*Sky Deutschland AG	22,676	41,310
Software AG	1,603	178,943
#*Solon SE	507	2,661
Stada Arzneimittel AG	4,339	140,702
STINAG Stuttgarter Invest AG	1,000	24,775
Symrise AG	8,168	203,188
Takkt AG	1,500	17,063
*Technotrans AG	637	4,471
Tognum AG	2,339	46,752
#*Versatel AG	1,439	8,783
#Vossloh AG	800	80,055
Wincor Nixdorf AG	1,480	83,342
#Wirecard AG	3,775	40,491

TOTAL GERMANY		3,680,596

GREECE — (0.8%)
*Agricultural Bank of Greece S.A.	13,536	21,513
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	4,983	14,652
*Anek Lines S.A.	6,610	3,013
*Astir Palace Hotels S.A.	2,100	7,144
*Attica Bank S.A.	5,715	10,662
Bank of Greece S.A.	1,143	50,231
Ellaktor S.A.	9,312	41,765
EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	12,869
*Forthnet S.A.	5,680	5,932
Fourlis Holdings S.A.	2,390	24,875
*Frigoglass S.A.	750	8,860
GEK Terna S.A.	4,087	24,985
*Geniki Bank S.A.	11,248	6,306
*Halkor S.A.	2,770	3,293
Hellenic Exchanges S.A.	1,918	13,878
*Heracles General Cement Co. S.A.	5,400	34,172
Iaso S.A.	3,087	9,111
*Intracom Holdings S.A.	5,500	5,532
*J&P-Avax S.A.	3,100	6,509
*Lambrakis Press S.A.	6,399	9,677
*Marfin Investment Group S.A.	10,234	15,892
Metka S.A.	1,850	21,924
*Michaniki S.A.	3,160	2,760
Motor Oil (Hellas) Corinth Refineries S.A.	2,329	26,716
*Mytilineos Holdings S.A.	4,200	26,124
S&B Industrial Minerals S.A.	1,349	8,344
*Sidenor Steel Products Manufacturing Co. S.A.	2,262	8,689
*Technical Olympic S.A.	6,875	3,500
Titan Cement Co. S.A.	3,511	75,442
*TT Hellenic Postbank S.A.	10,394	60,183
Viohalco S.A.	9,200	54,122

TOTAL GREECE		618,675

1159

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (2.6%)
Alco Holdings, Ltd.	68,000	$28,297
Allied Group, Ltd.	17,600	60,112
Allied Properties, Ltd.	219,416	44,401
*Apac Resources, Ltd.	320,000	19,603
*Artel Solutions Group Holdings, Ltd.	250,000	11,295
Asia Financial Holdings, Ltd.	54,874	20,633
Asia Satellite Telecommunications Holdings, Ltd.	11,500	17,710
Asia Standard International Group, Ltd.	24,940	4,304
*Associated International Hotels, Ltd.	28,000	59,156
*Beijing Enterprises Water Group, Ltd.	136,000	44,860
*Beijing Properties Holdings, Ltd.	130,000	13,062
C C Land Holdings, Ltd.	76,000	31,219
Cafe de Coral Holdings, Ltd.	20,000	48,094
*Capital Publications, Ltd.	192,000	5,710
Century City International, Ltd.	39,400	3,101
Champion Technology Holdings, Ltd.	60,804	1,574
Chen Hsong Holdings, Ltd.	30,000	11,443
Chevalier International Holdings, Ltd.	4,000	4,295
*Chia Tai Enterprises International, Ltd.	290,000	9,346
*China Electronics Corp. Holdings Co., Ltd.	68,000	9,572
*China Energy Development Holdings, Ltd.	162,000	8,466
China Hong Kong Photo Products Holdings, Ltd.	90,000	6,371
*China Precious Metal Resources Holdings Co., Ltd.	72,000	15,077
#*China Public Procurement, Ltd.	72,000	6,303
*China Solar Energy Holdings, Ltd.	330,000	9,475
*China Sonangol Resources Enterprise, Ltd.	32,000	8,026
*China Strategic Holdings, Ltd.	245,000	16,108
*China WindPower Group, Ltd.	210,000	21,120
Chong Hing Bank, Ltd.	11,000	24,931
Chow Sang Sang Holdings, Ltd.	18,000	35,627
Citic 1616 Holdings, Ltd.	55,000	14,831
City Telecom, Ltd.	32,239	16,657
*CK Life Sciences International Holdings, Inc.	152,000	9,094
*CNNC International, Ltd.	10,000	8,484
Cross-Harbour Holdings, Ltd. (The)	30,658	25,737
Dah Chong Hong Holdings, Ltd.	48,000	33,792
*Dah Sing Banking Group, Ltd.	15,600	22,931
*Dah Sing Financial Holdings, Ltd.	6,400	39,167
Dickson Concepts International, Ltd.	14,500	11,021
DVN Holdings, Ltd.	68,000	4,992
Dynamic Holdings, Ltd.	20,000	4,161
*EganaGoldpfeil Holdings, Ltd.	85,130	—
Emperor International Holdings, Ltd.	86,000	20,473
*EPI Holdings, Ltd.	7,132	96
*EVA Precision Industrial Holdings, Ltd.	18,000	9,299
*Extrawell Pharmaceutical Holdings, Ltd.	10,000	1,056
Far East Consortium International, Ltd.	48,560	14,208
*Fountain SET Holdings, Ltd.	28,000	3,926
Fubon Bank Hong Kong, Ltd.	34,000	15,435
Giordano International, Ltd.	66,000	34,077
Global Sweeteners Holdings, Ltd.	82,000	15,649
Glorious Sun Enterprises, Ltd.	48,000	18,193
*Golden Resorts Group, Ltd.	244,000	10,703
*Goldin Financial Holdings, Ltd.	60,000	5,413
*Goldin Properties Holdings, Ltd.	30,000	13,854
*Grande Holdings, Ltd.	28,000	1,765
*G-Resources Group, Ltd.	423,000	21,837
Hang Ten Group Holdings, Ltd.	93	13
Harbour Centre Development, Ltd.	13,500	14,749
HKR International, Ltd.	34,533	14,741
*Hong Kong Ferry Holdings, Ltd.	12,000	10,697

1160

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
#*Hong Kong Resources Holdings Co., Ltd.	72,000	$11,778
Hung Hing Printing Group, Ltd.	29,815	9,802
*Huscoke Resources Holdings, Ltd.	282,000	14,379
*Hutchison Harbour Ring, Ltd.	162,000	14,852
*I-Cable Communications, Ltd.	34,000	4,466
Integrated Distribution Services Group, Ltd.	8,000	15,451
K Wah International Holdings, Ltd.	62,078	23,006
*King Stone Energy Group, Ltd.	480,000	11,693
*Lai Sun Development Co., Ltd.	625,000	12,344
#Lijun International Pharmaceutical Holding, Ltd.	50,000	15,433
Liu Chong Hing Investment, Ltd.	18,000	21,521
*Luk Fook Holdings (International), Ltd.	12,000	20,526
Lung Kee (Bermuda) Holdings, Ltd.	26,000	14,467
*Melco International Development, Ltd.	32,000	13,321
Midland Holdings, Ltd.	34,000	32,033
Miramar Hotel & Investment Co., Ltd.	20,000	20,117
Neo-Neon Holdings, Ltd.	25,000	14,584
*New Times Energy Corp, Ltd.	464,000	15,269
*Neway Group Holdings, Ltd.	230,000	8,455
*Next Media, Ltd.	38,000	5,444
*Norstar Founders Group, Ltd.	56,000	—
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	115,000	10,402
*Pacific Andes International Holdings, Ltd.	56,000	9,471
Pacific Basin Shipping, Ltd.	117,000	89,035
Pacific Century Premium Developments, Ltd.	60,000	10,886
Pacific Textile Holdings, Ltd.	29,000	16,624
Paliburg Holdings, Ltd.	26,000	9,789
#*PetroAsian Energy Holdings, Ltd.	92,000	8,291
Phoenix Satellite Television Holdings, Ltd.	34,000	9,070
Public Financial Holdings, Ltd.	24,000	13,695
*PYI Corp., Ltd.	169,839	5,580
Regal Hotels International Holdings, Ltd.	29,000	11,286
*Rising Development Holdings, Ltd.	30,000	7,368
Sa Sa International Holdings, Ltd.	46,000	35,148
*Samling Global, Ltd.	130,000	10,745
Sea Holdings, Ltd.	38,000	19,580
Shougang Concord Century Holdings, Ltd.	76,000	7,938
Shui On Construction & Materials, Ltd.	16,000	19,944
Shun Tak Holdings, Ltd.	48,000	27,179
*Siberian Mining Group Co., Ltd.	50,000	819
*Singamas Container Holdings, Ltd.	90,000	19,030
*Sino-Tech International Holdings, Ltd.	100,000	5,799
Smartone Telecommunications Holdings, Ltd.	18,000	18,667
Solomon Systech International, Ltd.	58,000	4,483
Stella International Holdings, Ltd.	11,500	22,070
Sun Hung Kai & Co., Ltd.	24,000	15,577
*Sun Innovation Holdings, Ltd.	180,000	6,521
Tai Cheung Holdings, Ltd.	25,000	16,530
*TaiFook Securities Group, Ltd.	8,000	5,611
Techtronic Industries Co., Ltd.	63,500	52,870
Texwinca Holdings, Ltd.	30,000	30,723
*Titan Petrochemicals Group, Ltd.	160,000	14,028
Transport International Holdings, Ltd.	15,200	47,383
United Laboratories International Holdings, Ltd. (The)	20,000	30,984
*United Power Investment, Ltd.	320,000	10,323
Upbest Group, Ltd.	74,000	8,972
Value Partners Group, Ltd.	16,000	9,555
Varitronix International, Ltd.	20,009	6,172
*Victory City International Holdings, Ltd.	36,000	7,556
Vitasoy International Holdings, Ltd.	56,000	43,745
*Vongroup, Ltd.	190,000	2,230

1161

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*VST Holdings, Ltd.	28,000	$8,948
*Wah Nam International Holdings, Ltd.	16,000	2,842
Wai Kee Holdings, Ltd.	52,000	12,336
Wing On Co. International, Ltd.	18,000	31,492
Xinyi Glass Holding Co., Ltd.	80,000	36,176

TOTAL HONG KONG		2,108,756

IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	12,225	14,848
C&C Group P.L.C.	14,715	62,310
DCC P.L.C. (0242493)	3,673	90,227
DCC P.L.C. (4189477)	1,973	48,447
FBD Holdings P.L.C.	1,308	11,667
Glanbia P.L.C.	12,578	53,887
Grafton Group P.L.C.	5,760	21,674
Greencore Group P.L.C.	7,524	13,074
*Independent News & Media P.L.C.	4,506	4,210
Irish Continental Group P.L.C.	1,483	29,183
*Irish Life & Permanent Group Holdings P.L.C.	4,180	9,511
*Kenmare Resources P.L.C.	50,648	10,221
*Kingspan Group P.L.C.	7,161	50,161
Paddy Power P.L.C. (0258810)	1,777	64,529
Paddy Power P.L.C. (4828974)	1,228	44,584
*Smurfit Kappa Group P.L.C.	2,600	26,794
United Drug P.L.C.	18,534	58,801
*Waterford Wedgwood P.L.C.	70,325	—

TOTAL IRELAND		614,128

ISRAEL — (0.3%)
Clal Industries & Investments, Ltd.	2,477	15,159
*Clal Insurance Enterprise Holdings, Ltd.	611	11,966
*First International Bank of Israel, Ltd.	990	16,023
*Frutarom Industries, Ltd.	1,750	14,148
Harel Insurance Investments & Finances, Ltd.	239	11,012
*Hot Telecommunications Systems, Ltd.	1,151	10,486
*Ituran Location & Control, Ltd.	828	11,498
Makhteshim-Agan Industries, Ltd.	4,386	15,378
*Menorah Mivtachim Holdings, Ltd.	1,117	12,480
*Migdal Insurance & Financial Holdings, Ltd.	10,855	18,411
*Mizrahi Tefahot Bank, Ltd.	3,828	31,509
*NICE Systems, Ltd. Sponsored ADR	1,747	50,086
*Oil Refineries, Ltd.	25,108	11,789
*Ormat Industries, Ltd.	1,825	13,854
Shikun & Binui, Ltd.	5,366	10,531
Super-Sol, Ltd. Series B	2,321	13,714
*Tower Semiconductor, Ltd.	6,696	9,666

TOTAL ISRAEL		277,710

ITALY — (2.8%)
*ACEA SpA	3,393	38,983
Acegas-APS SpA	1,710	9,236
Actelios SpA	1,592	5,841
*Aedes SpA	2,841	760
Amplifon SpA	2,320	11,363
Ansaldo STS SpA	3,369	44,013
*Arnoldo Mondadori Editore SpA	7,418	24,397
Astaldi SpA	3,158	18,910
*Autogrill SpA	6,097	75,425
Azimut Holding SpA	8,914	89,178
Banca Generali SpA	2,496	27,760

1162

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
*Banca Intermobiliare SpA	5,000	$27,136
#Banca Piccolo Credito Valtellinese Scarl	9,996	49,872
*Banca Popolare dell’Etruria e del Lazio Scarl	2,881	12,294
*Banca Popolare di Sondrio Scarl	3,315	29,774
*Banca Profilo SpA	12,870	8,523
Banco di Desio e della Brianza SpA	5,000	24,584
Benetton Group SpA	3,983	27,907
Brembo SpA	1,837	12,492
Bulgari SpA	9,945	77,924
Buzzi Unicem SpA	4,209	45,916
*C.I.R. SpA - Compagnie Industriali Riunite	17,000	32,091
Caltagirone Editore SpA	3,000	7,262
*Carraro SpA	1,070	3,238
Cementir Holding SpA	2,366	7,182
Class Editore SpA	3,300	2,076
Credito Artigiano SpA	3,415	6,413
Credito Bergamasco SpA	555	16,063
Credito Emiliano SpA	5,091	32,440
Danieli & Co. SpA	2,142	41,328
Davide Campari - Milano SpA	16,992	89,387
De Longhi SpA	8,000	38,954
DiaSorin SpA	1,751	64,782
#ERG SpA	3,547	46,235
Esprinet SpA	1,098	10,383
*Fastweb SpA	679	10,396
*Gemina SpA	34,444	22,179
Geox SpA	3,764	21,079
*Gruppo Coin SpA	2,813	21,573
*Gruppo Editoriale L’Espresso SpA	7,849	16,360
Hera SpA	44,932	85,270
#Immsi SpA	8,658	9,020
#*Impregilo SpA	11,844	31,492
Indesit Co. SpA	2,500	29,677
Industria Macchine Automatiche SpA	1,436	25,832
*Intek SpA	6,063	3,681
*Interpump Group SpA	2,893	15,609
Iren SpA	16,820	26,843
#Italcementi SpA	4,664	38,186
Italmobiliare SpA	273	9,006
*KME Group SpA	17,854	6,511
#Lottomatica SpA	1,728	25,575
Maire Tecnimont SpA	16,000	59,696
#*Mariella Burani SpA	427	1,404
MARR SpA	2,435	20,977
Milano Assicurazioni SpA	20,783	40,345
#Piaggio & C. SpA	3,732	10,626
*Pirelli & Co. Real Estate SpA	20,170	9,627
Pirelli & Co. SpA	14,280	99,787
*Premafin Finanziaria SpA	21,959	25,172
Prysmian SpA	6,170	104,280
Recordati SpA	9,617	72,181
*SAES Getters SpA	616	4,536
Societa Iniziative Autostradali e Servizi SpA	5,499	52,586
#Societe Cattolica di Assicurazoni Scrl SpA	2,483	66,253
*Sogefi SpA	3,015	8,122
Sol SpA	2,651	16,716
*Sorin SpA	10,530	20,454
#*Telecom Italia Media SpA	3,441	850
*Tiscali SpA	110,959	16,035
Tod’s SpA	1,030	78,381
Trevi Finanziaria SpA	999	16,019

1163

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

ITALY — (Continued)
Vianini Lavori SpA	3,006	$16,789
Vittoria Assicurazioni SpA	2,848	13,702

TOTAL ITALY		2,212,949

JAPAN — (19.1%)
*Accordia Golf Co., Ltd.	14	13,055
Achilles Corp.	6,000	8,508
Adeka Corp.	5,200	50,702
*Aderans Holdings Co., Ltd.	2,400	29,359
Advan Co., Ltd.	2,000	13,743
*Aeon Delight Co., Ltd.	600	11,673
Aeon Fantasy Co., Ltd.	1,152	12,139
Ahresty Corp.	700	6,093
Ai Holdings Corp.	3,200	10,555
Aica Kogyo Co., Ltd.	3,000	34,257
Aichi Bank, Ltd. (The)	600	37,999
Aichi Machine Industry Co., Ltd.	5,000	16,115
Aichi Steel Corp.	7,000	29,841
Aichi Tokei Denki Co., Ltd.	3,000	9,224
Aida Engineering, Ltd.	4,000	15,744
Aiphone Co., Ltd.	1,100	18,368
Akebono Brake Industry Co., Ltd.	4,000	18,347
Akita Bank, Ltd. (The)	15,000	50,088
Aloka Co., Ltd.	2,000	14,048
*Alpine Electronics, Inc.	2,900	34,995
*Alps Electric Co., Ltd.	5,400	48,827
Alps Logistics Co., Ltd.	1,000	10,253
Amano Corp.	3,000	24,534
#Ando Corp.	7,000	8,597
#*Anritsu Corp.	5,000	29,849
#*AOC Holdings, Inc.	1,800	8,505
AOI Electronic Co., Ltd.	900	12,684
AOKI Holdings, Inc.	1,600	23,887
Aomori Bank, Ltd. (The)	13,000	31,575
Aoyama Trading Co., Ltd.	3,200	50,581
Arakawa Chemical Industries, Ltd.	1,800	19,641
*Arcs Co., Ltd.	200	2,681
Ariake Japan Co., Ltd.	900	13,751
#Arisawa Manufacturing Co., Ltd.	1,000	7,604
*Arnest One Corp.	1,200	13,460
Aronkasei Co., Ltd.	4,000	15,724
As One Corp.	990	18,380
Asahi Diamond Industrial Co., Ltd.	5,000	79,990
Asahi Holdings, Inc.	1,100	22,758
Asahi Kogyosha Co., Ltd.	3,000	12,049
#Asahi Organic Chemicals Industry Co., Ltd.	3,000	7,024
*Asahi Tec Corp.	80,000	31,559
#Asatsu-DK, Inc.	1,200	28,792
*Ashimori Industry Co., Ltd.	3,000	4,473
ASKA Pharmaceutical Co., Ltd.	2,000	14,037
ASKUL Corp.	1,100	21,609
Asunaro Aoki Construction Co., Ltd.	4,000	17,125
Atsugi Co., Ltd.	15,000	18,567
Autobacs Seven Co., Ltd.	300	11,156
Avex Group Holdings, Inc.	1,300	16,414
Bando Chemical Industries, Ltd.	5,000	16,415
Bank of Iwate, Ltd. (The)	700	38,936
Bank of Nagoya, Ltd. (The)	8,000	27,889
Bank of Okinawa, Ltd. (The)	1,100	35,424
Bank of Saga, Ltd. (The)	6,000	17,566
Bank of the Ryukyus, Ltd.	4,000	44,592

1164

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Belluna Co., Ltd.	1,400	$6,712
*Best Denki Co., Ltd.	2,500	6,544
*BML, Inc.	500	10,991
Bookoff Corp.	1,000	9,452
CAC Corp.	1,700	12,075
*Calsonic Kansei Corp.	6,000	18,073
Canon Electronics, Inc.	1,500	36,562
Capcom Co., Ltd.	2,300	35,239
Cawachi, Ltd.	800	14,806
#*Cedyna Financial Corp.	3,886	6,817
Central Glass Co., Ltd.	11,000	42,410
Century Tokyo Leasing Corp.	3,469	41,562
*CHI Group Co., Ltd.	400	1,628
*Chiba Kogyo Bank, Ltd. (The)	3,200	21,472
#Chiyoda Co., Ltd.	1,700	20,759
Chofu Seisakusho Co., Ltd.	1,800	38,632
Chori Co., Ltd.	5,000	5,773
Chudenko Corp.	1,500	16,890
Chuetsu Pulp & Paper Co., Ltd.	8,000	14,353
*Chugai Mining Co., Ltd.	5,000	2,318
Chugai Ro Co., Ltd.	7,000	18,119
Chugoku Marine Paints, Ltd.	4,000	28,480
Chukyo Bank, Ltd. (The)	7,000	20,974
Chuo Spring Co., Ltd.	5,000	18,820
Circle K Sunkus Co., Ltd.	600	8,022
CKD Corp.	2,000	13,212
#*Clarion Co., Ltd.	13,000	27,891
Cleanup Corp.	2,000	11,703
#CMK Corp.	2,000	10,510
Coca-Cola Central Japan Co., Ltd.	1,500	19,570
cocokara fine HOLDINGS, Inc.	879	17,823
#Colowide Co., Ltd.	4,200	22,188
*Columbia Music Entertainment, Inc.	3,000	1,008
Computer Engineering & Consulting, Ltd.	1,500	6,933
Comsys Holdings Corp.	5,200	49,765
Corona Corp.	1,300	11,650
Cosel Co., Ltd.	1,600	23,367
#*CSK Holdings Corp.	6,058	24,902
#Culture Convenience Club Co., Ltd.	1,500	6,335
Cybozu, Inc.	41	13,467
*Dai Nippon Toryo, Ltd.	11,000	11,584
Daibiru Corp.	1,200	9,012
Dai-Dan Co., Ltd.	3,000	15,162
#*Daido Metal Co., Ltd.	3,000	10,321
#*Daiei, Inc. (The)	3,400	16,273
Daifuku Co., Ltd.	3,500	20,426
Daihen Corp.	11,000	46,726
*Daiichi Chuo Kisen Kaisha	4,000	11,101
Daiichi Jitsugyo Co., Ltd.	4,000	11,810
Daiken Corp.	9,000	23,205
*Daiki Aluminium Industry Co., Ltd.	3,000	7,455
Daiko Clearing Services Corp.	1,000	3,626
Daikoku Denki Co., Ltd.	900	12,258
*Daikyo, Inc.	12,000	20,008
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,911
*Dainippon Screen Manufacturing Co., Ltd.	10,000	50,562
Daio Paper Corp.	3,000	24,013
Daisan Bank, Ltd. (The)	8,000	23,359
#Daiseki Co., Ltd.	1,430	29,129
Daishi Bank, Ltd. (The)	1,000	3,458
Daisyo Corp.	1,600	19,664

1165

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Daito Bank, Ltd. (The)	10,000	$7,175
Daiwa Industries, Ltd.	3,000	14,526
#Daiwabo Holdings Co., Ltd.	8,000	16,553
DCM Holdings Co., Ltd.	5,100	26,212
Denki Kogyo Co., Ltd.	3,000	14,229
Denyo Co., Ltd.	2,000	13,945
Descente, Ltd.	5,000	28,074
Doutor Nichires Holdings Co., Ltd.	2,212	28,876
#*Dr Ci:Labo Co., Ltd.	3	9,152
DTS Corp.	1,200	14,280
*Duskin Co., Ltd.	600	10,657
Dydo Drinco, Inc.	500	18,665
#eAccess, Ltd.	52	33,544
Eagle Industry Co., Ltd.	2,000	14,313
#Edion Corp.	2,200	16,815
Ehime Bank, Ltd. (The)	6,000	15,461
Eighteenth Bank, Ltd. (The)	6,000	16,812
Eiken Chemical Co., Ltd.	2,000	18,151
Eizo Nanao Corp.	600	13,393
#Enplas Corp.	700	15,019
ESPEC Corp.	2,000	13,015
Exedy Corp.	1,400	40,286
Fancl Corp.	2,700	40,482
*FCC Co., Ltd.	200	3,865
*FDK Corp.	7,000	10,779
Foster Electric Co., Ltd.	2,000	53,976
FP Corp.	400	21,260
#France Bed Holdings Co., Ltd.	13,000	19,084
Fuji Co., Ltd.	1,500	26,623
Fuji Corp, Ltd.	3,000	10,701
*Fuji Fire & Marine Insurance Co., Ltd.	13,000	17,691
*Fuji Kosan Co., Ltd.	6,000	4,836
#Fuji Kyuko Co., Ltd.	5,000	26,781
Fuji Oil Co., Ltd.	1,400	20,620
*Fuji Seal International, Inc.	300	6,587
Fuji Soft, Inc.	2,700	44,042
Fujibo Holdings, Inc.	4,000	5,923
Fujicco Co., Ltd.	1,400	16,569
Fujikura Kasei Co., Ltd.	2,000	12,251
Fujita Kanko, Inc.	5,000	20,520
Fujitsu Frontech, Ltd.	2,000	14,647
Fujitsu General, Ltd.	6,000	33,155
#*Fujiya Co., Ltd.	10,000	19,787
Fukuda Corp.	3,000	4,710
Fukui Bank, Ltd. (The)	12,000	38,254
Fukushima Bank, Ltd.	14,000	8,081
Fukuyama Transporting Co., Ltd.	7,000	33,656
Funai Electric Co., Ltd.	600	21,371
*Furukawa Co., Ltd.	18,000	19,178
*Furukawa-Sky Aluminum Corp.	6,000	16,179
Furusato Industries, Ltd.	1,000	5,708
Fuso Pharmaceutical Industries, Ltd.	5,000	15,800
Futaba Corp.	1,500	27,071
*Futaba Industrial Co., Ltd.	1,800	12,440
Future Architect, Inc.	26	8,897
Fuyo General Lease Co., Ltd.	1,000	22,921
#Gakken Holdings Co., Ltd.	3,000	6,262
Gecoss Corp.	3,500	12,796
GEO Co., Ltd.	18	21,973
GLOBERIDE, Inc.	10,000	11,207
GMO Internet, Inc.	1,500	5,762

1166

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Godo Steel, Ltd.	6,000	$14,438
*Goldcrest Co., Ltd.	330	6,739
#Gulliver International Co., Ltd.	220	10,799
#Gun Ei Chemical Industry Co., Ltd.	7,000	17,265
Gunze, Ltd.	9,000	27,969
*H2O Retailing Corp.	6,000	37,235
Hakuto Co., Ltd.	1,400	13,007
Hanwa Co., Ltd.	10,000	40,376
Happinet Corp.	900	10,917
Harashin Narus Holdings Co., Ltd.	1,200	13,595
Haruyama Trading Co., Ltd.	1,400	6,311
*Heiwa Corp.	1,000	11,141
Heiwado Co., Ltd.	2,500	31,114
Hibiya Engineering, Ltd.	3,000	26,264
Higashi-Nippon Bank, Ltd.	4,000	7,696
Higo Bank, Ltd. (The)	2,000	10,933
#Hikari Tsushin, Inc.	1,400	25,266
HIS Co., Ltd.	700	16,040
Hitachi Cable, Ltd.	10,000	27,387
#Hitachi Koki Co., Ltd.	2,900	25,783
Hitachi Kokusai Electric, Inc.	4,320	34,853
Hitachi Medical Corp.	2,000	16,243
#Hitachi Zosen Corp.	34,500	49,051
Hodogaya Chemical Co., Ltd.	4,000	12,969
Hogy Medical Co., Ltd.	1,100	52,726
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	14,587
Hokkaido Gas Co., Ltd.	4,000	11,800
Hokkan Holdings, Ltd.	6,000	15,919
Hokuetsu Bank, Ltd. (The)	7,000	11,560
Hokuetsu Kishu Paper Co., Ltd.	7,000	34,545
Hokuriku Electric Industry Co., Ltd.	4,000	7,995
Hokuto Corp.	1,000	19,707
Horiba, Ltd.	500	13,512
Hosiden Corp.	3,100	33,109
#*Howa Machinery, Ltd.	5,000	4,751
Hyakugo Bank, Ltd. (The)	3,000	13,181
*IBJ Leasing Co., Ltd.	400	7,512
*Ichikoh Industries, Ltd.	4,000	7,758
Ichiyoshi Securities Co., Ltd.	2,000	13,276
Icom, Inc.	700	17,317
Iino Kaiun Kaisha, Ltd.	7,300	36,816
Imperial Hotel, Ltd.	550	12,049
*Impress Holdings, Inc.	3,100	5,027
Inaba Denki Sangyo Co., Ltd.	1,000	24,770
Inaba Seisakusho Co., Ltd.	1,200	12,310
Inabata & Co., Ltd.	4,000	18,606
Inageya Co., Ltd.	2,000	21,107
Ines Corp.	3,600	23,330
*Internet Initiative Japan, Inc.	1	2,761
Inui Steamship Co., Ltd.	1,500	9,627
*Invoice, Inc.	311	4,160
#*Iseki & Co., Ltd.	14,000	36,414
*Ishihara Sangyo Kaisha, Ltd.	24,000	18,026
IT Holdings Corp.	300	3,573
Itochu Enex Co., Ltd.	4,000	20,033
Itochu-Shokuhin Co., Ltd.	600	19,983
Itoham Foods, Inc.	5,000	18,505
Itoki Corp.	3,000	8,661
#*Iwasaki Electric Co., Ltd.	4,000	7,284
Iwatani International Corp.	11,000	30,958
*Iwatsu Electric Co., Ltd.	3,000	2,502

1167

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Izumiya Co., Ltd.	7,000	$30,737
Jamco Corp.	2,000	15,413
*Janome Sewing Machine Co., Ltd.	14,000	10,552
*Japan Airport Terminal Co., Ltd.	400	6,161
Japan Aviation Electronics Industry, Ltd.	2,000	12,797
Japan Business Computer Co., Ltd.	2,000	11,837
Japan Cash Machine Co., Ltd.	1,700	13,785
Japan Digital Laboratory Co., Ltd.	2,300	23,525
Japan Medical Dynamic Marketing, Inc.	770	1,977
Japan Pulp & Paper Co., Ltd.	5,000	16,899
Japan Radio Co., Ltd.	7,000	17,148
Japan Transcity Corp.	3,000	8,927
Japan Vilene Co., Ltd.	3,000	13,251
Japan Wool Textile Co., Ltd. (The)	6,000	44,819
Jeol, Ltd.	5,000	16,934
JFE Shoji Holdings, Inc.	5,000	20,529
J-Oil Mills, Inc.	6,000	17,947
#Joshin Denki Co., Ltd.	2,000	19,503
JSP Corp.	1,900	20,522
#*Juki Corp.	7,000	12,779
Juroku Bank, Ltd.	3,000	10,255
*JVC Kenwood Holdings, Inc.	6,970	23,828
*kabu.com Securities Co., Ltd.	3,500	16,177
Kadokawa Holdings, Inc.	700	14,601
Kaga Electronics Co., Ltd.	900	9,259
Kagoshima Bank, Ltd. (The)	2,000	12,478
Kakaku.com, Inc.	14	65,026
Kaken Pharmaceutical Co., Ltd.	7,000	69,189
Kameda Seika Co., Ltd.	1,200	23,496
Kamei Corp.	2,000	8,905
Kanaden Corp.	3,000	16,139
Kanagawa Chuo Kotsu Co., Ltd.	4,000	20,502
Kanamoto Co., Ltd.	2,000	9,911
*Kanematsu Corp.	11,025	8,803
*Kanematsu Electronics, Ltd.	500	4,654
Kanto Auto Works, Ltd.	2,900	21,586
#Kanto Denka Kogyo Co., Ltd.	4,000	26,554
Kanto Natural Gas Development Co., Ltd.	2,000	10,143
Kato Sangyo Co., Ltd.	2,000	30,361
Kato Works Co., Ltd.	4,000	8,151
KAWADA Technologies, Inc.	200	3,429
#Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	9,064
Kayaba Industry Co., Ltd.	16,000	63,053
Keihin Corp.	1,700	30,673
*Keiyo Bank, Ltd. (The)	2,000	10,003
#Keiyo Co., Ltd.	2,000	10,740
#*Kenedix, Inc.	80	13,438
Kentucky Fried Chicken Japan, Ltd.	1,000	21,404
#Key Coffee, Inc.	1,400	24,733
#*Kinki Nippon Tourist Co., Ltd.	6,000	5,545
Kintetsu World Express, Inc.	1,200	29,678
Kirayaka Bank, Ltd.	10,000	9,051
Kisoji Co., Ltd.	1,200	25,132
Kissei Pharmaceutical Co., Ltd.	800	15,348
*Kitagawa Iron Works Co., Ltd.	7,000	11,098
Kita-Nippon Bank, Ltd. (The)	400	9,717
Kitz Corp.	4,000	20,021
Kiyo Holdings, Inc.	48,000	63,917
Koa Corp.	1,500	16,507
Koatsu Gas Kogyo Co., Ltd.	4,000	23,077
#Kohnan Shoji Co., Ltd.	2,000	21,630

1168

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Koike Sanso Kogyo Co., Ltd.	4,000	$10,911
#Kojima Co., Ltd.	2,300	13,512
Kokuyo Co., Ltd.	5,900	47,718
Komatsu Seiren Co., Ltd.	4,000	15,396
Komeri Co., Ltd.	1,000	23,471
Komori Corp.	3,200	33,038
Konaka Co., Ltd.	1,760	4,960
Konishi Co., Ltd.	2,000	21,842
*Kose Corp.	400	9,277
Kosei Securities Co., Ltd.	4,000	4,005
*Kumagai Gumi Co., Ltd.	8,000	5,459
Kurabo Industries, Ltd.	13,000	20,761
Kureha Corp.	12,000	60,289
*Kurimoto, Ltd.	11,000	14,809
Kuroda Electric Co., Ltd.	1,200	16,867
Kyoden Co., Ltd.	3,000	4,272
Kyodo Printing Co., Ltd.	9,000	21,683
Kyodo Shiryo Co., Ltd.	5,000	5,843
*Kyoei Steel, Ltd.	600	10,040
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	7,878
Kyokuyo Co., Ltd.	9,000	18,760
*KYORIN Holdings, Inc.	3,000	41,901
Kyosan Electric Manufacturing Co., Ltd.	5,000	22,053
Kyowa Exeo Corp.	4,000	36,970
Kyudenko Corp.	3,000	16,442
#*Leopalace21 Corp.	6,200	13,682
Life Corp.	2,000	30,310
Lintec Corp.	600	11,594
#*M3, Inc.	3	13,601
Macnica, Inc.	800	17,487
Maeda Corp.	6,000	15,971
Maeda Road Construction Co., Ltd.	6,000	48,462
Maezawa Kasei Industries Co., Ltd.	1,200	11,871
Maezawa Kyuso Industries Co., Ltd.	1,200	14,481
*Makino Milling Machine Co., Ltd.	4,000	24,076
Mandom Corp.	800	22,196
#Mars Engineering Corp.	700	12,131
Marubun Corp.	1,900	10,585
Marudai Food Co., Ltd.	5,000	14,724
#Maruetsu, Inc. (The)	5,000	18,039
Maruha Nichiro Holdings, Inc.	22,525	36,040
Marukyu Co., Ltd.	2,000	21,070
Marusan Securities Co., Ltd.	6,000	33,577
Maruwa Co., Ltd.	700	16,119
*Maruyama Manufacturing Co, Inc.	3,000	5,816
Maruzen Showa Unyu Co., Ltd.	6,000	19,641
#Matsuda Sangyo Co., Ltd.	1,225	19,234
*Matsuya Co., Ltd.	2,000	14,375
Matsuya Foods Co., Ltd.	1,000	14,468
Max Co., Ltd.	2,000	23,865
Maxvalu Tokai Co., Ltd.	1,000	11,610
#Megachips Corp.	1,900	28,881
Megmilk Snow Brand Co., Ltd.	1,300	24,132
#*Meidensha Corp.	3,000	9,323
Meitec Corp.	1,000	16,845
#Meito Sangyo Co., Ltd.	1,200	16,783
#*Meiwa Estate Co., Ltd.	1,700	8,689
*Meiwa Trading Co., Ltd.	3,000	7,783
Melco Holdings, Inc.	1,400	47,594
Michinoku Bank, Ltd. (The)	5,000	10,108
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	24,840

1169

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Mimasu Semiconductor Industry Co., Ltd.	1,219	$14,282
Minato Bank, Ltd. (The)	21,000	31,308
#Ministop Co., Ltd.	1,500	20,752
*Misawa Homes Co., Ltd.	2,000	9,774
Misawa Resort Co., Ltd.	4,000	7,691
Mitani Corp.	1,200	7,857
*Mitsubishi Paper Mills, Ltd.	13,000	15,014
Mitsubishi Steel Manufacturing Co., Ltd.	5,000	10,474
Mitsuboshi Belting, Ltd.	5,000	22,648
*Mitsui High-Tec, Inc.	3,300	23,013
Mitsui-Soko Co., Ltd.	10,000	35,113
Mitsuuroko Co., Ltd.	3,000	18,190
#Miura Co., Ltd.	2,000	47,086
Miyazaki Bank, Ltd. (The)	6,000	16,328
*Mizuho Investors Securities Co., Ltd.	19,000	19,296
Mizuno Corp.	9,000	40,579
Mochida Pharmaceutical Co., Ltd.	1,000	10,050
Modec, Inc.	800	12,282
#*Mori Seiki Co., Ltd.	2,800	27,375
Morinaga & Co., Ltd.	16,000	36,646
Morinaga Milk Industry Co., Ltd.	14,000	53,138
Morita Holdings Corp.	4,000	20,870
#MOS Food Services, Inc.	2,000	34,282
Moshi Moshi Hotline, Inc.	1,000	20,882
*Musashi Seimitsu Industry Co., Ltd.	1,200	24,789
*Musashino Bank, Ltd.	800	22,548
#Nachi-Fujikoshi Corp.	13,000	38,681
Nagano Bank, Ltd. (The)	6,000	11,688
Nagatanien Co., Ltd.	2,000	19,547
Nakamuraya Co., Ltd.	3,000	14,969
*Nakayama Steel Works, Ltd.	5,000	7,334
NEC Fielding, Ltd.	1,200	13,796
NEC Mobiling, Ltd.	1,100	30,542
*NEC Networks & System Integration Corp.	600	7,793
Net One Systems Co., Ltd.	31	37,982
*Netmarks, Inc.	7	1,238
#*New Japan Radio Co., Ltd.	3,000	8,533
Nichia Steel Works, Ltd.	4,000	9,595
#Nichias Corp.	4,000	16,331
#Nichicon Corp.	2,700	34,840
Nichii Gakkan Co.	1,600	13,797
Nichirei Corp.	2,000	8,611
Nichireki Co., Ltd.	2,000	9,630
Nidec Copal Corp.	1,800	28,495
Nidec Sankyo Corp.	1,000	8,196
#Nidec Tosok Corp.	1,600	35,661
Nifco, Inc.	2,000	45,394
Nihon Dempa Kogyo Co., Ltd.	600	10,507
#Nihon Eslead Corp.	1,000	7,759
Nihon Kohden Corp.	2,000	36,960
Nihon Nohyaku Co., Ltd.	5,000	22,722
Nihon Parkerizing Co., Ltd.	2,000	25,698
Nihon Unisys, Ltd.	1,900	13,541
Nihon Yamamura Glass Co., Ltd.	8,000	21,764
Nikkiso Co., Ltd.	4,000	31,047
Nippo Corp.	4,000	27,789
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	11,226
Nippon Carbon Co., Ltd.	5,000	14,277
Nippon Ceramic Co., Ltd.	1,000	14,267
Nippon Chemical Industrial Co., Ltd.	2,000	4,563
*Nippon Chemi-Con Corp.	5,000	24,834

1170

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Nippon Chemiphar Co., Ltd.	3,000	$10,214
#Nippon Coke & Engineering Co., Ltd.	12,500	18,415
Nippon Concrete Industries Co., Ltd.	3,000	4,371
Nippon Denko Co., Ltd.	6,000	35,613
Nippon Densetsu Kogyo Co., Ltd.	2,000	19,885
Nippon Denwa Shisetu Co., Ltd.	5,000	15,593
Nippon Filcon Co., Ltd.	2,000	10,170
Nippon Flour Mills Co., Ltd.	8,000	41,607
#Nippon Gas Co., Ltd.	2,000	29,738
Nippon Kasei Chemical Co., Ltd.	5,000	9,591
*Nippon Kinzoku Co., Ltd.	3,000	4,916
Nippon Koei Co., Ltd.	5,000	14,124
Nippon Konpo Unyu Soko Co., Ltd.	4,000	47,482
*Nippon Koshuha Steel Co., Ltd.	10,000	12,136
*Nippon Light Metal Co., Ltd.	31,000	45,615
#Nippon Metal Industry Co., Ltd.	8,000	10,712
#Nippon Pillar Packing Co., Ltd.	2,000	11,559
*Nippon Piston Ring Co., Ltd.	7,000	9,496
Nippon Seiki Co., Ltd.	1,000	10,967
#Nippon Sharyo, Ltd.	1,000	4,640
Nippon Shinyaku Co., Ltd.	3,000	36,811
Nippon Signal Co., Ltd.	3,000	22,472
Nippon Soda Co., Ltd.	8,000	28,393
Nippon Suisan Kaisha, Ltd.	10,500	35,751
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	18,190
Nippon Thompson Co., Ltd.	3,000	19,814
#Nippon Valqua Industries, Ltd.	6,000	14,459
#*Nippon Yakin Kogyo Co., Ltd.	4,000	12,723
Nipro Corp.	1,600	31,086
*NIS Group Co., Ltd.	2,639	576
Nishimatsu Construction Co., Ltd.	11,000	13,547
*Nishimatsuya Chain Co., Ltd.	800	7,452
Nissan Shatai Co., Ltd.	3,000	21,242
Nissei Corp.	1,000	7,445
#Nissen Holdings Co., Ltd.	1,600	5,885
Nisshin Fudosan Co., Ltd.	1,400	9,425
Nisshin Oillio Group, Ltd. (The)	10,000	50,009
*Nissin Electric Co., Ltd.	1,000	4,837
*Nissin Kogyo Co., Ltd.	800	11,671
Nittan Valve Co., Ltd.	2,000	6,358
Nittetsu Mining Co., Ltd.	3,000	10,240
Nitto Boseki Co., Ltd.	18,000	41,406
Nitto Kogyo Corp.	3,000	26,905
Nitto Seiko Co., Ltd.	3,000	10,117
#NOF Corp.	7,000	28,811
Nomura Co., Ltd.	4,000	13,567
Noritake Co., Ltd.	8,000	28,635
Noritsu Koki Co., Ltd.	1,200	8,129
Noritz Corp.	2,600	47,282
NS Solutions Corp.	1,400	25,939
NSD Co., Ltd.	2,400	25,967
*Obic Business Consultants Co., Ltd.	100	5,229
#Oenon Holdings, Inc.	5,000	10,772
Ogaki Kyoritsu Bank, Ltd. (The)	1,000	3,179
Oiles Corp.	1,728	28,452
Oita Bank, Ltd. (The)	10,000	31,277
Okabe Co., Ltd.	4,000	17,034
Okamoto Industries, Inc.	6,000	24,682
Okamura Corp.	3,000	17,468
Okasan Securities Group, Inc.	10,000	37,757
#*Oki Electric Industry Co., Ltd.	29,000	23,135

1171

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Okinawa Electric Power Co., Ltd.	877	$44,895
*OKK Corp.	5,000	7,816
*OKUMA Corp.	6,000	36,088
Okumura Corp.	4,000	14,316
*Okura Industrial Co., Ltd.	4,000	11,465
Okuwa Co., Ltd.	2,000	18,841
Olympic Corp.	1,800	13,162
ONO Sokki Co., Ltd.	3,000	9,014
Onoken Co., Ltd.	2,000	17,742
Onward Holdings Co., Ltd.	6,000	45,103
Organo Corp.	4,000	25,613
*Origin Electric Co., Ltd.	3,000	11,974
Osaka Titanium Technologies Co., Ltd.	100	4,266
#Osaki Electric Co., Ltd.	3,000	25,942
OSG Corp.	3,600	39,556
Pacific Industrial Co., Ltd.	4,000	18,486
#PanaHome Corp.	4,000	24,532
Paramount Bed Co., Ltd.	1,700	39,925
Parco Co., Ltd.	2,600	18,906
Paris Miki Holdings, Inc.	1,000	7,973
Pasco Corp.	1,000	2,105
Penta-Ocean Construction Co., Ltd.	18,000	24,777
PGM Holdings K.K.	15	9,197
Pigeon Corp.	1,300	47,891
Piolax, Inc.	1,000	19,139
*Pioneer Electronic Corp.	11,100	40,497
*Plenus Co., Ltd.	200	3,099
*Point, Inc.	230	11,584
*Press Kogyo Co., Ltd.	9,000	26,056
Prima Meat Packers, Ltd.	5,000	5,600
Raito Kogyo Co., Ltd.	2,400	5,240
#*Rasa Industries, Ltd.	3,000	2,736
#*Renown, Inc.	3,000	8,511
Resorttrust, Inc.	1,008	14,472
Rheon Automatic Machinery Co., Ltd.	2,000	5,467
Rhythm Watch Co., Ltd.	10,000	16,636
Ricoh Leasing Co., Ltd.	1,000	24,082
Right On Co., Ltd.	1,125	6,729
Riken Corp.	7,000	24,381
Riken Technos Corp.	5,000	13,524
Riken Vitamin Co., Ltd.	2,000	55,783
Ringer Hut Co., Ltd.	1,800	21,104
#RISA Partners, Inc.	19	8,352
Rock Field Co., Ltd.	300	4,182
Roland Corp.	2,000	23,654
Roland DG Corp.	900	11,786
Round One Corp.	1,200	5,399
Royal Holdings Co., Ltd.	2,000	20,036
*Ryobi, Ltd.	11,000	36,040
Ryoden Trading Co., Ltd.	3,000	17,100
*Ryohin Keikaku Co., Ltd.	100	3,691
Ryosan Co., Ltd.	2,100	53,552
Ryoshoku, Ltd.	1,100	27,102
Ryoyo Electro Corp.	2,000	21,350
S Foods, Inc.	2,000	16,816
*Sagami Chain Co., Ltd.	2,000	11,372
*Sagami Co., Ltd.	3,000	4,298
Saibu Gas Co., Ltd.	24,000	66,687
Saizeriya Co., Ltd.	1,700	31,960
Sakata INX Corp.	3,000	12,962
Sakata Seed Corp.	2,000	26,910

1172

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Sala Corp.	4,000	$24,193
San-Ai Oil Co., Ltd.	4,000	15,495
Sanden Corp.	7,000	22,919
Sanei-International Co., Ltd.	500	6,410
*Sangetsu Co., Ltd.	100	2,195
San-in Godo Bank, Ltd. (The)	2,000	14,689
Sankei Building Co., Ltd.	2,000	10,481
*Sanken Electric Co., Ltd.	3,000	11,754
Sanki Engineering Co., Ltd.	5,000	39,529
Sankyo Seiko Co., Ltd.	4,000	11,386
*Sankyo-Tateyama Holdings, Inc.	16,000	19,339
*Sankyu, Inc.	8,000	33,667
Sanoh Industrial Co., Ltd.	3,000	23,193
Sanrio Co., Ltd.	2,100	30,903
Sanshin Electronics Co., Ltd.	2,000	16,861
*Sansui Electric Co., Ltd.	28,000	977
Sanwa Holdings Corp.	9,000	28,782
Sanyo Chemical Industries, Ltd.	7,000	48,570
Sanyo Denki Co., Ltd.	4,000	21,184
Sanyo Shokai, Ltd.	4,000	15,959
#*Sanyo Special Steel Co., Ltd.	6,000	30,991
Sasebo Heavy Industries Co., Ltd.	7,000	13,912
Sato Corp.	2,100	26,339
Sato Shoji Corp.	2,000	12,207
Satori Electric Co., Ltd.	1,000	7,761
*Sawai Pharmaceutical Co., Ltd.	400	35,504
*Saxa Holdings, Inc.	4,000	6,526
Secom Joshinetsu Co., Ltd.	900	22,805
Secom Techno Service Co., Ltd.	500	14,990
Seika Corp.	8,000	17,778
Seikagaku Corp.	1,700	17,121
*Seiko Holdings Corp.	3,307	10,418
Seiren Co., Ltd.	2,000	12,072
Sekisui Jushi Co., Ltd.	2,000	19,422
Sekisui Plastics Co., Ltd.	7,000	36,724
#Senko Co., Ltd.	6,000	18,839
Senshu Electric Co., Ltd.	1,000	9,831
Senshukai Co., Ltd.	3,000	17,312
*Shibaura Mechatronics Corp.	4,000	16,010
Shibusawa Warehouse Co., Ltd.	6,000	20,191
#Shibuya Kogyo Co., Ltd.	2,100	19,286
#Shikibo, Ltd.	9,000	10,924
Shikoku Bank, Ltd.	10,000	31,924
Shikoku Chemicals Corp.	3,000	15,951
#Shima Seiki Manufacturing Co., Ltd.	1,200	26,424
#Shimachu Co., Ltd.	2,000	36,421
Shimizu Bank, Ltd.	400	16,642
Shinagawa Refractories Co., Ltd.	5,000	13,574
#*Shindengen Electric Manufacturing Co., Ltd.	3,000	11,441
Shin-Etsu Polymer Co., Ltd.	5,000	29,491
Shinkawa, Ltd.	1,000	13,257
Shinko Plantech Co., Ltd.	3,000	27,855
Shinko Shoji Co., Ltd.	2,000	17,613
Shinmaywa Industries, Ltd.	5,000	18,450
#Shinnihon Corp.	4,000	10,401
#Shiroki Corp.	7,000	15,931
Shizuoka Gas Co., Ltd.	3,000	20,150
Sho-Bond Corp.	2,000	42,623
Shobunsha Publications, Inc.	1,300	8,545
#Shochiku Co., Ltd.	4,000	27,258
*Showa Corp.	2,400	13,310

1173

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Showa Sangyo Co., Ltd.	10,000	$31,002
Siix Corp.	2,400	24,296
*Simplex Technology, Inc.	3	2,299
Sinanen Co., Ltd.	3,000	12,427
Sinfonia Technology Co., Ltd.	6,000	12,736
SKY Perfect JSAT Holdings, Inc.	25	8,833
#SMK Corp.	5,000	24,328
Sohgo Security Services Co., Ltd.	3,700	37,415
*So-net Entertainment Corp.	7	16,870
SRA Holdings	1,000	9,186
Star Micronics Co., Ltd.	2,000	21,243
Starzen Co., Ltd.	4,000	11,121
Stella Chemifa Corp.	900	35,527
Sumida Corp.	1,100	10,899
Suminoe Textile Co., Ltd.	5,000	9,330
*Sumiseki Holdings, Inc.	2,300	2,124
Sumisho Computer Systems Corp.	1,100	16,880
Sumitomo Bakelite Co., Ltd.	2,000	10,419
Sumitomo Forestry Co., Ltd.	800	6,140
*Sumitomo Light Metal Industries, Ltd.	11,000	11,489
*Sumitomo Mitsui Construction Co., Ltd.	9,660	7,725
Sumitomo Osaka Cement Co., Ltd.	20,000	37,438
Sumitomo Pipe & Tube Co., Ltd.	3,000	16,666
#Sumitomo Precision Products Co., Ltd.	2,000	6,501
*Sumitomo Real Estate Sales Co., Ltd.	300	12,298
Sumitomo Seika Chemicals Co., Ltd.	4,000	15,925
Sumitomo Warehouse Co., Ltd.	11,000	52,707
SUNX, Ltd.	2,700	15,734
*SWCC Showa Holdings Co., Ltd.	12,000	11,222
*SxL Corp.	3,000	1,911
T RAD Co., Ltd.	5,000	13,870
T. Hasegawa Co., Ltd.	1,600	24,608
Tachi-S Co., Ltd.	2,100	21,545
*Tadano, Ltd.	6,000	29,459
Taihei Dengyo Kaisha, Ltd.	3,000	21,313
*Taiheiyo Cement Corp.	7,000	9,482
Taiho Kogyo Co., Ltd.	1,900	14,184
Taikisha, Ltd.	2,000	31,571
*Taiyo Ink Manufacturing Co., Ltd.	400	10,983
Takamatsu Construction Group Co., Ltd.	1,600	19,467
#Takaoka Electric Manufacturing Co., Ltd.	4,000	14,130
Takara Holdings, Inc.	8,000	43,170
Takara Standard Co., Ltd.	5,000	32,264
Takasago International Corp.	7,000	32,000
#Takasago Thermal Engineering Co., Ltd.	6,000	51,583
Takashima & Co., Ltd.	4,000	6,224
Takiron Co., Ltd.	3,000	9,150
*Takuma Co., Ltd.	6,000	14,143
Tamura Corp.	4,000	13,273
#*Teac Corp.	5,000	2,428
TECHNO ASSOCIE Co., Ltd.	1,800	14,989
Tecmo Koei Holdings Co., Ltd.	3,000	19,688
Teikoku Tsushin Kogyo Co., Ltd.	4,000	9,540
*Tekken Corp.	11,000	9,286
*Telepark Corp.	6	10,188
Tenma Corp.	2,000	21,546
TKC, Corp.	1,200	20,512
Toa Corp.	12,000	12,200
Toa Doro Kogyo Co., Ltd.	3,000	4,406
Toagosei Co., Ltd.	20,000	88,583
*Tobishima Corp.	12,000	3,334

1174

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
TOC Co., Ltd.	5,000	$18,424
Tocalo Co., Ltd.	1,000	16,927
Tochigi Bank, Ltd.	7,000	28,824
Toda Corp.	17,000	54,346
Toei Co., Ltd.	5,000	21,462
Toenec Corp.	3,000	17,267
Toho Bank, Ltd.	14,000	41,087
*Toho Holdings Co., Ltd.	500	7,448
*Toho Titanium Co., Ltd.	900	24,710
#Toho Zinc Co., Ltd.	6,000	21,816
Tohoku Bank, Ltd.	8,000	12,677
Tokai Carbon Co., Ltd.	1,000	5,274
Tokai Corp.	5,000	22,256
Tokai Rubber Industries, Ltd.	2,700	31,996
Tokai Tokyo Financial Holdings, Inc.	19,000	68,919
*Toko, Inc.	8,000	13,627
Tokushu Tokai Paper Co., Ltd.	5,189	12,672
Tokyo Dome Corp.	8,000	21,208
Tokyo Energy & Systems, Inc.	2,000	13,600
*Tokyo Kikai Seisakusho, Ltd.	6,000	6,518
Tokyo Ohka Kogyo Co., Ltd.	2,700	46,255
Tokyo Rakutenchi Co., Ltd.	5,000	19,433
#Tokyo Rope Manufacturing Co., Ltd.	4,000	10,120
#*Tokyo Seimitsu Co., Ltd.	1,700	23,074
Tokyo Style Co., Ltd.	4,000	31,344
Tokyo Tatemono Co., Ltd.	1,000	3,254
Tokyo Tekko Co., Ltd.	3,000	7,322
Tokyo Theatres Co., Inc.	6,000	8,341
#Tokyo Tomin Bank, Ltd.	1,000	10,956
Tokyotokeiba Co., Ltd.	7,000	9,890
Tokyu Community Corp.	1,000	27,712
Tokyu Construction Co., Ltd.	5,880	15,226
Tokyu Livable, Inc.	1,800	17,917
Tokyu Recreation Co., Ltd.	3,000	17,600
Toli Corp.	6,000	10,440
Tomato Bank, Ltd.	9,000	17,990
Tomen Electronics Corp.	800	9,418
*TOMONY Holdings, Inc.	10,000	36,576
#Tomy Co., Ltd.	3,317	26,404
Tonami Holdings Co., Ltd.	3,000	6,406
*Topcon Corp.	1,200	5,857
Toppan Forms Co., Ltd.	1,200	11,533
Topy Industries, Ltd.	16,000	35,979
#Torishima Pump Manufacturing Co., Ltd.	2,000	30,761
#Toshiba Machine Co., Ltd.	5,000	18,160
Toshiba Plant Kensetsu Co., Ltd.	4,000	47,566
Toshiba TEC Corp.	8,000	29,041
*Tosho Printing Co., Ltd.	5,000	8,648
Totetsu Kogyo Co., Ltd.	3,000	19,460
#*Totoku Electric Co., Ltd.	3,000	3,353
Tottori Bank, Ltd.	6,000	15,618
Touei Housing Corp.	900	9,463
Towa Bank, Ltd.	10,000	8,892
Towa Pharmaceutical Co., Ltd.	900	53,094
Toyo Construction Co., Ltd.	18,000	8,510
Toyo Corp.	3,000	33,066
#Toyo Electric Manufacturing Co., Ltd.	5,000	23,303
Toyo Engineering Corp.	11,000	34,455
Toyo Ink Manufacturing Co., Ltd.	15,000	58,019
Toyo Kanetsu K.K.	12,000	18,829
Toyo Kohan Co., Ltd.	3,000	17,074

1175

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Toyo Securities Co., Ltd.	5,000	$8,081
#Toyo Tanso Co, Ltd.	100	5,035
Toyo Tire & Rubber Co., Ltd.	8,000	18,529
Toyobo Co., Ltd.	22,000	37,666
Trans Cosmos, Inc.	1,100	10,009
Trusco Nakayama Corp.	1,400	20,956
*TS Tech Co., Ltd.	1,000	15,696
Tsubakimoto Chain Co.	9,000	37,611
Tsukishima Kikai Co., Ltd.	3,000	20,617
*Tsukuba Bank, Ltd.	1,700	4,464
Tsurumi Manufacturing Co., Ltd.	2,000	12,855
Tsutsumi Jewelry Co., Ltd.	800	18,560
Ube Material Industries, Ltd.	6,000	14,394
Uchida Yoko Co., Ltd.	4,000	12,402
Ulvac, Inc.	1,200	23,577
*Uniden Corp.	2,000	5,482
Union Tool Co.	400	10,014
#*Unipres Corp.	200	3,344
*United Arrows, Ltd.	1,200	14,626
*Unitika, Ltd.	33,000	28,612
U-Shin, Ltd.	2,000	18,340
Valor Co., Ltd.	2,000	15,693
Vital KSK Holdings, Inc.	2,800	16,165
*Wacom Co., Ltd.	14	19,666
Warabeya Nichiyo Co., Ltd.	1,200	14,590
Watami Food Service Co., Ltd.	1,400	26,985
Wood One Co., Ltd.	3,000	11,011
Xebio Co., Ltd.	1,500	29,691
YAMABIKO Corp.	615	5,695
Yamagata Bank, Ltd.	11,000	51,489
#*Yamaichi Electronics Co., Ltd.	1,600	6,309
Yamanashi Chuo Bank, Ltd.	11,000	44,310
Yamazen Co., Ltd.	3,000	12,659
Yaoko Co., Ltd.	500	14,372
Yasuda Warehouse Co., Ltd. (The)	2,000	11,759
Yellow Hat, Ltd.	1,800	12,438
Yodogawa Steel Works, Ltd.	9,000	37,766
Yokohama Reito Co., Ltd.	3,000	21,596
Yokowo Co., Ltd.	1,700	10,318
Yomeishu Seizo Co., Ltd.	2,000	18,853
Yomiuri Land Co., Ltd.	3,000	9,973
Yondenko Corp.	2,100	9,030
Yonekyu Corp.	2,000	17,502
Yorozu Corp.	1,900	27,663
#Yoshinoya Holdings Co., Ltd.	23	26,373
Yurtec Corp.	4,000	15,992
*Yusen Air & Sea Service Co., Ltd.	600	8,852
Yushiro Chemical Industry Co., Ltd.	1,000	12,188
Zenrin Co., Ltd.	1,800	18,407
Zensho Co., Ltd.	2,100	19,579
Zeon Corp.	10,000	71,923
#ZERIA Pharmaceutical Co., Ltd.	2,000	22,063
Zuken, Inc.	2,000	13,613

TOTAL JAPAN		15,244,506

NETHERLANDS — (1.6%)
Aalberts Industries NV	5,782	86,273
Accell Group NV	886	39,864
*AFC Ajax NV	864	7,216
#Arcadis NV	2,418	46,856
#*ASM International NV	2,535	64,439

1176

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
#*BE Semiconductor Industries NV	1,100	$6,264
Beter Bed Holding NV	1,357	30,239
Brunel International NV	1,355	42,861
*Crucell NV	3,439	66,162
*CSM NV	2,179	63,221
*Draka Holding NV	762	11,602
Exact Holding NV	619	14,392
#*Gamma Holding NV	304	9,217
Grontmij NV	880	16,906
*Heijmans NV	81	1,284
Imtech NV	3,961	110,482
#*InnoConcepts NV	3,342	941
KAS Bank NV	488	7,504
*Kendrion NV	133	1,708
Koninklijke Bam Groep NV	7,238	34,999
Koninklijke Boskalis Westminster NV	101	4,172
Koninklijke Ten Cate NV	1,402	37,446
Macintosh Retail Group NV	910	17,791
Mediq NV	3,469	64,089
#Nutreco NV	1,859	112,342
*Ordina NV	2,349	9,640
*Pharming Group NV	3,806	956
*Roto Smeets Group NV	354	5,192
SBM Offshore NV	10,126	159,874
#Sligro Food Group NV	1,176	33,406
Telegraaf Media Groep NV	1,554	29,354
TKH Group NV	2,795	55,367
Unit 4 NV	982	21,596
#*USG People NV	4,391	67,433
*Wavin NV	592	8,499

TOTAL NETHERLANDS		1,289,587

NEW ZEALAND — (0.7%)
Air New Zealand, Ltd.	25,682	20,723
Briscoe Group, Ltd.	15,371	14,027
Cavalier Corp., Ltd.	8,600	15,756
*Fisher & Paykel Appliances Holdings, Ltd.	46,520	17,888
Fisher & Paykel Healthcare Corp., Ltd.	17,357	38,021
Freightways, Ltd.	7,082	14,504
Hallenstein Glasson Holdings, Ltd.	5,327	14,252
Infratil, Ltd.	26,812	31,725
Mainfreight, Ltd.	3,992	19,261
*New Zealand Refining Co., Ltd.	13,533	29,669
Nuplex Industries, Ltd.	9,984	21,410
Port of Tauranga, Ltd.	7,100	35,559
Pumpkin Patch, Ltd.	7,400	9,878
*Pyne Gould Corp., Ltd.	20,810	6,188
*Pyne Gould Guinness, Ltd.	30,859	11,857
Ryman Healthcare, Ltd.	31,115	45,879
Sanford, Ltd.	6,562	19,177
Sky City Entertainment Group, Ltd.	36,975	81,396
*Sky Network Television, Ltd.	13,395	46,982
Steel & Tube Holdings, Ltd.	5,579	8,954
Tower, Ltd.	11,085	15,091
*Warehouse Group, Ltd.	5,475	14,060

TOTAL NEW ZEALAND		532,257

NORWAY — (1.1%)
#*Acta Holding ASA	5,000	1,712
Atea ASA	5,000	35,004
Austevoll Seafood ASA	5,800	35,921

1177

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

NORWAY — (Continued)
*Blom ASA	4,000	$3,817
*Camillo Eitze & Co. ASA	1,600	2,963
Cermaq ASA	3,800	34,794
#*DNO International ASA	47,611	65,154
#*DOF ASA	2,500	18,085
*EDB Business Partner ASA	2,200	5,576
#*Eitzen Chemical ASA	22,919	5,444
#Ekornes ASA	1,600	34,264
Farstad Shipping ASA	800	20,393
Ganger Rolf ASA	1,960	40,122
#Golden Ocean Group, Ltd. ASA	12,836	19,140
*Kongsberg Automotive ASA	11,000	7,120
Kongsberg Gruppen ASA	1,280	25,479
Nordic Semiconductor ASA	6,760	30,360
#*Norse Energy Corp. ASA	15,009	4,197
*Norske Skogindustrier ASA Series A	7,000	8,559
#*Norwegian Air Shuttle ASA	840	14,045
*Norwegian Energy Co. ASA	1,598	3,575
*Odfjell ASA Series A	1,000	7,015
#*Panoro Energy ASA	1,501	1,482
*Petrolia Drilling ASA	5,500	1,596
Prosafe ASA	11,000	50,974
*Prosafe Production Public, Ltd. ASA	15,500	32,113
Rieber & Son ASA Series A	2,845	18,831
Schibsted ASA	2,750	61,446
#*Sevan Marine ASA	33,350	33,811
Solstad Offshore ASA	1,000	19,824
*Songa Offshore SE	2,200	6,881
SpareBanken 1 SMN	6,214	46,178
#TGS Nopec Geophysical Co. ASA	4,820	63,808
#Tomra Systems ASA	9,200	45,063
*TTS Marine ASA	1,100	1,104
#Veidekke ASA	4,900	32,346
Wilh Wilhelmsen Holding ASA	2,050	37,466

TOTAL NORWAY		875,662

PORTUGAL — (0.5%)
#*Altri SGPS SA	3,977	20,421
#Banco BPI SA	15,318	33,943
*Impresa SGPS SA	6,108	12,966
#Mota-Engil SGPS SA	4,552	12,828
Portucel-Empresa Produtora de Pasta de Papel SA	20,700	59,386
Redes Energeticas Nacionais SA	15,049	51,651
Sociedade de Investimento e Gestao SGPS SA	6,200	61,298
*Sonae Industria SGPS SA	2,500	7,638
Sonae SGPS SA	53,752	56,497
*Sonaecom SGPS SA	8,301	16,155
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,743	32,174

TOTAL PORTUGAL		364,957

SINGAPORE — (1.4%)
Allgreen Properties, Ltd.	40,000	34,500
*Asia Food & Properties, Ltd.	108,000	43,865
Bukit Sembawang Estates, Ltd.	7,500	26,777
*Bund Center Investment, Ltd.	54,000	23,430
Cerebos Pacific, Ltd.	15,000	45,921
CH Offshore, Ltd.	17,400	7,054
China Aviation Oil Singapore Corp., Ltd.	34,473	36,830
#*China XLX Fertiliser, Ltd.	6,000	2,320
*Chuan Hup Holdings, Ltd.	87,000	16,648
Creative Technology Co., Ltd.	2,650	7,880

1178

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
*CSE Global, Ltd.	7,000	$4,953
*Delong Holdings, Ltd.	17,000	4,782
*Ezion Holdings, Ltd.	20,000	10,335
#Ezra Holdings, Ltd.	23,000	33,947
*First Resources, Ltd.	26,000	21,660
*Fu Yu Corp., Ltd.	78,750	5,770
GK Goh Holdings, Ltd.	17,000	7,507
Goodpack, Ltd.	14,000	17,427
*Guocoland, Ltd.	12,000	19,209
Hi-P International, Ltd.	23,000	12,272
Ho Bee Investment, Ltd.	14,000	17,034
Hong Leong Asia, Ltd.	18,000	47,389
Hotel Grand Central, Ltd.	31,195	18,728
Hotel Properties, Ltd.	17,200	36,080
Hwa Hong Corp., Ltd.	85,000	39,954
Hyflux, Ltd.	13,000	30,935
#*Jaya Holdings, Ltd.	22,000	10,623
K1 Ventures, Ltd.	120,000	12,389
Kim Eng Holdings, Ltd.	16,200	19,200
*Lafe Corp., Ltd.	39,200	2,010
M1, Ltd.	17,000	26,560
MCL Land, Ltd.	12,000	16,692
Metro Holdings, Ltd.	41,000	23,711
Midas Holdings, Ltd.	21,000	14,637
*Oceanus Group, Ltd.	40,000	9,135
Orchard Parade Holdings, Ltd.	11,239	9,111
OSIM International, Ltd.	18,000	14,080
*Otto Marine, Ltd.	32,000	9,433
Pan Pacific Hotels Group, Ltd.	37,500	43,820
Petra Foods, Ltd.	20,000	20,760
*Raffles Medical Group, Ltd.	9,000	12,981
*Rotary Engineering, Ltd.	17,000	12,284
SBS Transit, Ltd.	23,000	30,980
#*Sound Global, Ltd.	34,000	20,824
*Super Group, Ltd.	13,000	8,282
Tat Hong Holdings, Ltd.	17,000	12,398
Tuan Sing Holdings, Ltd.	44,628	7,226
United Engineers, Ltd.	11,000	18,641
UOB-Kay Hian Holdings, Ltd.	30,000	33,362
WBL Corp., Ltd.	22,000	74,057
Wheelock Properties, Ltd.	20,000	27,822
Wing Tai Holdings, Ltd.	34,000	45,107

TOTAL SINGAPORE		1,109,332

SPAIN — (2.1%)
Abengoa SA	2,121	55,685
Adolfo Dominguez SA	425	6,096
Almirall SA	3,466	32,820
Amper SA	1,600	9,460
Antena 3 de Television SA	3,640	26,484
*Azkoyen SA	2,184	5,890
*Banco de Valencia SA	2,374	14,245
Banco Guipuzcoano SA	4,367	28,038
Banco Pastor SA	7,840	41,136
*Baron de Ley SA	67	3,122
#Bolsas y Mercados Espanoles SA	4,485	115,727
*Campofrio Food Group SA	1,577	14,965
Cementos Portland Valderrivas SA	1,167	19,620
Construcciones y Auxiliar de Ferrocarriles SA	169	76,034
*Corporacion Dermoestetica SA	753	2,170
Duro Felguera SA	1,768	18,905

1179

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

SPAIN — (Continued)
Ebro Foods SA	5,454	$95,131
Elecnor SA	1,422	18,374
*Ercros SA	3,027	3,148
Faes Farma SA	7,525	25,684
*Gamesa Corp Tecnologica SA	8,593	74,891
*General de Alquiler de Maquinaria SA	1,582	3,568
*Gestevision Telec, Inc. SA	1,496	17,141
*Grifols SA	6,802	75,770
Grupo Catalana Occidente SA	3,722	69,750
*Grupo Empresarial Ence SA	8,850	30,239
*Grupo Ezentis SA	13,800	8,482
*Iberia Lineas Aereas de Espana SA	34,690	117,755
Iberpapel Gestion SA	936	13,919
*Indra Sistemas SA	5,293	86,336
*Jazztel P.L.C.	4,826	17,542
#*La Seda de Barcelona SA	39,580	6,082
*La Seda de Barcelona SA I-10	189,409	29,126
Miquel y Costas & Miquel SA	555	11,856
*Natraceutical SA	15,014	7,833
*NH Hoteles SA	5,825	23,587
Obrascon Huarte Lain SA	1,921	50,107
*Papeles y Cartones de Europa SA	2,490	10,458
Pescanova SA	718	18,872
*Promotora de Informaciones SA	5,034	14,363
Prosegur Cia de Seguridad SA	2,200	108,135
*Realia Business SA	4,187	7,930
*Service Point Solutions SA	6,082	4,431
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	7,198
Sol Melia SA	4,123	34,414
#*SOS Corp Alimentaria SA	2,659	5,956
Tubacex SA	5,465	18,308
Tubos Reunidos SA	8,287	20,957
Unipapel SA	733	9,919
*Urbas Guadahermosa SA	4,591	527
*Vertice Trescientos Sesenta Grados SA	651	204
Vidrala SA	1,053	25,669
Viscofan SA	3,593	104,040
#*Zeltia SA	12,166	53,285

TOTAL SPAIN		1,701,384

SWEDEN — (2.2%)
Aarhuskarlshamn AB	1,961	41,456
Addtech AB Series B	2,500	50,018
AF AB	1,800	24,959
#*Anoto Group AB	7,000	3,657
Avanza Bank Holding AB	595	20,177
Axfood AB	1,800	51,332
#Axis Communications AB	2,100	25,443
B&B Tools AB	2,500	36,393
#*BE Group AB	2,600	15,340
Beijer Alma AB	1,700	25,607
Bilia AB Series A	2,975	44,879
Billerud AB	4,200	27,173
*BioGaia AB Series B	1,689	19,403
*BioInvent International AB	4,428	19,103
Cantena AB	1,487	22,321
Cardo AB	1,700	49,714
#Clas Ohlson AB Series B	1,200	18,546
*Cloetta AB	960	4,922
#Elekta AB Series B	5,600	162,417
#*Eniro AB	1,200	1,574

1180

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
G & L Beijer AB Series B	800	$22,810
*Gunnebo AB	3,000	12,660
Hakon Invest AB	1,025	15,915
*Haldex AB	3,360	37,270
Hexpol AB	1,654	21,109
*HIQ International AB	1,000	4,398
Hoganas AB Series B	1,300	35,921
Holmen AB	471	12,365
HQ AB	569	4,990
*Industrial & Financial Systems AB Series B	1,012	11,634
Indutrade AB	200	4,642
Intrum Justitia AB	5,500	63,203
JM AB	5,312	86,699
KappAhl AB	2,000	13,711
Lagercrantz Group AB Series B	2,500	12,320
*Loomis AB	3,243	34,984
*Medivir AB	893	14,602
Mekonomen AB	1,400	32,681
*Micronic Mydata AB	2,400	3,637
Munters AB	2,250	16,841
NCC AB Series B	6,075	107,518
#*Net Insight AB	11,409	6,964
#New Wave Group AB Series B	2,000	9,389
NIBE Industrier AB	3,549	33,526
#*Nobia AB	8,067	47,373
Nolato AB Series B	1,100	12,119
*Northland Resources SA	200	452
Oriflame Cosmetics SA	1,098	65,664
*Pa Resources AB	9,100	6,690
#Peab AB Series B	14,480	88,417
*Proffice AB	2,061	6,577
Q-Med AB	1,500	13,479
*Rezidor Hotel Group AB	3,516	17,955
Saab AB	2,339	30,405
#*SAS AB	7,999	29,007
Skistar AB	1,500	25,282
SWECO AB Series B	1,500	10,381
#*Swedish Orphan Biovitrum AB	4,292	22,023
Trelleborg AB Series B	14,007	102,090

TOTAL SWEDEN		1,762,137

SWITZERLAND — (4.3%)
Acino Holding AG	184	16,919
*Affichage Holding SA	64	7,997
*AFG Arbonia-Forster Holding AG	75	1,715
Allreal Holding AG	372	43,629
Aryzta AG	7,275	297,213
#*Ascom Holding AG	1,474	15,005
#Bachem Holdings AG	343	20,991
Bank Coop AG	531	35,705
Bank Sarasin & Cie AG Series B	2,000	74,187
Banque Cantonale de Geneve SA	85	16,882
Banque Cantonale Vaudoise AG	88	39,238
Banque Privee Edmond de Rothschild SA	1	21,668
#Barry Callebaut AG	52	32,852
*Basilea Pharmaceutica AG	201	11,001
#Belimo Holdings AG	34	40,102
Bellevue Group AG	298	10,012
Berner Kantonalbank AG	264	60,457
*Bobst Group AG	800	30,342
Bucher Industries AG	416	49,903

1181

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Burckhardt Compression Holding AG	80	$15,373
Centralschweizerische Kraftwerke AG	26	8,310
#Charles Voegele Holding AG	750	31,065
*Clariant AG	15,895	210,748
Coltene Holding AG	250	13,918
Conzzeta AG	27	46,285
#Daetwyler Holding AG	296	19,289
#*Dufry AG	642	52,440
#EFG International AG	3,568	42,174
EGL AG	24	17,240
Emmi AG	111	17,023
EMS-Chemie Holding AG	529	82,273
#Energiedienst Holding AG	1,000	49,917
*Ferrexpo P.L.C.	4,678	20,309
Flughafen Zuerich AG	262	85,889
Forbo Holding AG	82	39,280
#Galenica Holding AG	362	145,403
*GAM Holdings, Ltd. AG	2,798	32,903
*George Fisher AG	232	91,620
Gurit Holding AG	25	12,739
Helvetia Holding AG	360	111,594
Kaba Holding AG	90	25,785
#*Kardex AG	430	11,968
*Komax Holding AG	205	17,702
Kudelski SA	1,700	50,145
Kuoni Reisen Holding AG	200	62,270
#*Logitech International SA	5,687	89,467
Luzerner Kantonalbank AG	200	58,760
#Metall Zug AG	12	32,602
*Meyer Burger Technology AG	1,194	32,231
*Micronas Semiconductor Holding AG	800	3,608
*Mobimo Holding AG	192	35,106
Nobel Biocare Holding AG	3,342	56,306
*Panalpina Welttransport Holding AG	751	67,761
Partners Group Holding AG	517	72,965
Phoenix Mecano AG	50	28,790
*Precious Woods Holding AG	190	6,385
*PubliGroupe SA	72	7,380
*Rieters Holdings AG	254	78,236
Romande Energie Holding SA	27	40,952
Schulthess Group AG	434	13,799
Schweiter Technologies AG	80	43,925
Schweizerische National-Versicherungs-Gesellschaft AG	630	16,475
St. Galler Kantonalbank AG	170	78,770
Sulzer AG	1,358	140,886
Swisslog Holding AG	16,104	11,749
Swissquote Group Holding SA	538	22,422
Tecan Group AG	607	38,155
*Temenos Group AG	3,482	89,298
Valartis Group AG	200	5,131
Valora Holding AG	224	56,666
Verwaltungs und Privat-Bank AG	150	19,502
Vontobel Holdings AG	1,700	50,828
#Ypsomed Holdings AG	227	12,355
Zehnder Group AG	12	18,196
Zuger Kantonalbank AG	8	36,702

TOTAL SWITZERLAND		3,404,888

UNITED KINGDOM — (16.2%)
A.G. Barr P.L.C.	2,260	42,261
Aberdeen Asset Management P.L.C.	38,814	85,477

1182

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Aegis Group P.L.C.	33,093	$60,855
*Afren P.L.C.	8,117	11,642
*Aga Rangemaster Group P.L.C.	7,312	10,084
Aggreko P.L.C.	14,299	343,773
Alphameric P.L.C.	12,452	4,948
Anglo Pacific Group P.L.C.	9,858	39,629
Anite P.L.C.	6,640	4,436
Arena Leisure P.L.C.	8,000	4,761
ARM Holdings P.L.C.	21,116	108,603
Arriva P.L.C.	13,563	163,848
Ashmore Group P.L.C.	17,299	76,679
Ashtead Group P.L.C.	13,374	20,338
Atkins WS P.L.C.	4,902	54,931
Aveva Group P.L.C.	3,072	64,129
*Avis Europe P.L.C.	45,606	15,380
*Axis-Shield P.L.C.	3,456	14,463
Babcock International Group P.L.C.	19,735	171,511
Balfour Beatty P.L.C.	21,481	83,896
*Barratt Developments P.L.C.	21,215	32,049
BBA Aviation P.L.C.	33,952	104,503
Beazley P.L.C.	44,533	83,837
Bellway P.L.C.	5,288	48,073
*Berkeley Group Holdings P.L.C. (The)	7,115	90,483
Biocompatibles International P.L.C.	927	4,117
Bloomsbury Publishing P.L.C.	3,174	6,180
Bodycote P.L.C.	14,936	55,549
*Bovis Homes Group P.L.C.	9,037	48,754
Brammer P.L.C.	1,933	4,856
Brewin Dolphin Holdings P.L.C.	18,429	35,307
Brit Insurance Holdings NV	4,966	77,801
British Polythene Industries P.L.C.	2,000	6,780
Britvic P.L.C.	6,174	46,512
BSS Group P.L.C.	5,876	41,243
*BTG P.L.C.	14,266	47,672
Carillion P.L.C.	33,513	158,240
Carpetright P.L.C.	4,000	46,396
Castings P.L.C.	4,744	14,704
Catlin Group, Ltd. P.L.C.	20,635	124,481
Charter International P.L.C.	8,148	92,288
Chemring Group P.L.C.	2,294	103,910
Chesnara P.L.C.	3,500	11,509
Chloride Group P.L.C.	12,218	71,496
*Chrysalis Group P.L.C.	2,000	3,112
Close Brothers Group P.L.C.	9,621	101,373
Collins Stewart P.L.C.	4,982	5,667
Communisis P.L.C.	4,553	1,657
Computacenter P.L.C.	6,654	28,655
Connaught P.L.C.	7,237	4,052
Consort Medical P.L.C.	1,360	8,104
*Cookson Group P.L.C.	5,120	35,684
Corin Group P.L.C.	2,986	2,465
Cranswick P.L.C.	1,977	27,031
Croda International P.L.C.	5,591	112,899
*CSR P.L.C.	8,397	45,041
Daily Mail & General Trust P.L.C. Series A	14,916	113,569
Dairy Crest Group P.L.C.	10,341	62,618
*Dana Petroleum P.L.C.	5,619	150,861
*Danka Business Systems P.L.C.	7,000	223
Davis Service Group P.L.C.	12,354	72,458
De la Rue P.L.C.	4,515	51,938
*Debenhams P.L.C.	18,274	17,635

1183

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Development Securities P.L.C.	1,915	$7,481
Devro P.L.C.	8,000	26,377
Dialight P.L.C.	2,792	15,305
Dignity P.L.C.	4,751	52,407
Dimension Data Holdings P.L.C.	78,371	151,390
Diploma P.L.C.	7,500	30,592
Domino Printing Sciences P.L.C.	6,574	46,329
DS Smith P.L.C.	31,526	71,243
*DSG International P.L.C.	98,299	41,349
*E2V Technologies P.L.C.	6,171	5,869
*eaga P.L.C.	1,872	3,116
*easyJet P.L.C.	8,766	54,991
Electrocomponents P.L.C.	25,911	91,457
Elementis P.L.C.	23,267	28,306
*Enterprise Inns P.L.C.	3,721	5,990
*Erinaceous Group P.L.C.	4,077	—
Euromoney Institutional Investor P.L.C.	4,036	38,253
Evolution Group P.L.C.	7,200	9,451
F&C Asset Management P.L.C.	30,246	23,992
Fenner P.L.C.	7,389	25,545
Fidessa Group P.L.C.	2,121	48,697
Filtrona P.L.C.	7,745	29,106
Filtronic P.L.C.	3,555	1,902
*Findel P.L.C.	11,706	1,518
*Firstgroup P.L.C.	18,706	107,972
Forth Ports P.L.C.	2,313	46,132
French Connection Group P.L.C.	2,765	2,069
*Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	26,976
Future P.L.C.	13,448	3,661
*Galiform P.L.C.	31,043	35,018
Galliford Try P.L.C.	2,925	14,144
Game Group P.L.C.	17,436	19,513
*Games Workshop Group P.L.C.	510	3,432
*Gem Diamonds, Ltd. P.L.C.	5,200	17,860
Genus P.L.C.	3,377	37,882
*GKN P.L.C.	92,184	195,361
Go-Ahead Group P.L.C.	2,000	35,019
Greene King P.L.C.	16,409	114,035
Greggs P.L.C.	6,400	44,634
Halfords Group P.L.C.	9,050	68,294
Halma P.L.C.	18,397	80,150
Hargreaves Lansdown P.L.C.	6,832	38,888
Hays P.L.C.	70,323	99,562
Headlam Group P.L.C.	3,793	15,167
Helical Bar P.L.C.	4,115	19,153
*Helphire P.L.C.	12,077	7,359
Henderson Group P.L.C.	38,295	78,596
Henry Boot P.L.C.	3,595	5,053
*Heritage Oil P.L.C.	10,769	69,329
Hikma Pharmaceuticals P.L.C.	6,026	67,738
Hill & Smith Holdings P.L.C.	7,437	33,636
Hiscox, Ltd. P.L.C.	24,784	138,359
HMV Group P.L.C.	23,197	21,961
Hochschild Mining P.L.C.	6,698	30,365
Holidaybreak P.L.C.	2,376	9,699
Homeserve P.L.C.	3,150	107,674
Hunting P.L.C.	6,453	52,649
Huntsworth P.L.C.	1,679	2,006
Hyder Consulting P.L.C.	2,034	11,134
IG Group Holdings P.L.C.	23,010	170,890

1184

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
IMI P.L.C.	18,222	$203,985
*Inchcape P.L.C.	9,798	45,905
Informa P.L.C.	39,998	246,347
*Innovation Group P.L.C.	50,130	9,048
Intermediate Capital Group P.L.C.	5,520	22,973
International Personal Finance P.L.C.	14,134	53,816
Interserve P.L.C.	9,249	28,757
Intertek Group P.L.C.	295	7,301
Investec P.L.C.	1,760	13,659
*IP Group P.L.C.	25,378	12,530
ITE Group P.L.C.	10,838	25,232
J.D. Wetherspoon P.L.C.	7,000	47,967
James Fisher & Sons P.L.C.	3,436	24,257
Jardine Lloyd Thompson Group P.L.C.	10,958	101,457
*JJB Sports P.L.C.	21,600	4,074
JKX Oil & Gas P.L.C.	6,993	31,782
John Menzies P.L.C.	3,000	19,419
John Wood Group P.L.C.	13,169	73,876
*Johnston Press P.L.C.	34,674	10,914
Kcom Group P.L.C.	15,853	12,149
Keller Group P.L.C.	3,959	34,098
Kesa Electricals P.L.C.	31,742	62,522
Kier Group P.L.C.	3,314	53,979
*Kofax P.L.C.	4,824	18,190
Ladbrokes P.L.C.	68,784	146,100
Laird P.L.C.	16,173	31,168
*Lancashire Holdings, Ltd. P.L.C.	1,034	8,702
Lavendon Group P.L.C.	4,142	3,606
Liontrust Asset Management P.L.C.	2,728	3,088
Logica P.L.C.	103,973	176,807
*Lookers P.L.C.	10,547	9,078
Low & Bonar P.L.C.	7,500	4,282
*Luminar Group Holdings P.L.C.	2,941	484
Macfarlane Group P.L.C.	6,000	2,025
Management Consulting Group P.L.C.	24,299	9,172
Marshalls P.L.C.	5,652	8,009
Marston’s P.L.C.	19,136	28,874
McBride P.L.C.	6,500	14,207
*Mecom Group P.L.C.	1,616	5,490
Meggitt P.L.C.	51,312	240,734
Melrose P.L.C.	16,230	59,490
Melrose Resources P.L.C.	5,289	25,773
Michael Page International P.L.C.	21,322	129,692
Micro Focus International P.L.C.	8,740	56,695
Millennium & Copthorne Hotels P.L.C.	10,992	83,840
*Misys P.L.C.	31,196	123,516
*Mitchells & Butlers P.L.C.	5,846	28,593
Mitie Group P.L.C.	12,853	42,109
Mondi P.L.C.	21,959	155,194
Morgan Crucible Co. P.L.C.	10,153	34,237
Morgan Sindall P.L.C.	1,492	12,829
Mothercare P.L.C.	3,573	29,259
Mouchel Group P.L.C.	5,135	10,051
N Brown Group P.L.C.	9,038	32,206
*National Express Group P.L.C.	24,333	89,165
Nestor Healthcare Group P.L.C.	4,757	5,260
Northern Foods P.L.C.	23,834	16,353
*Northgate P.L.C.	4,249	12,286
Northumbrian Water Group P.L.C.	4,209	21,918
*Oxford Biomedica P.L.C.	29,875	4,512
Oxford Instruments P.L.C.	4,604	23,665

1185

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
*PartyGaming P.L.C.	2,099	$9,876
PayPoint P.L.C.	1,573	8,177
Pennon Group P.L.C.	10,245	94,770
*Persimmon P.L.C.	19,774	109,603
Petropavlovsk P.L.C.	2,982	47,216
Photo-Me International P.L.C.	11,000	7,639
Pinewood Shepperton P.L.C.	3,450	8,476
Premier Farnell P.L.C.	10,889	40,847
*Premier Foods P.L.C.	45,477	13,556
*Premier Oil P.L.C.	4,000	91,509
Provident Financial P.L.C.	7,567	95,777
Psion P.L.C.	6,000	7,295
*Puma Brandenburg, Ltd. (B61F3J5)	11,089	241
*Puma Brandenburg, Ltd. (B62NCQ8)	11,089	241
*Punch Taverns P.L.C.	3,185	3,668
PV Crystalox Solar P.L.C.	11,300	10,515
PZ Cussons P.L.C.	14,129	76,076
Qinetiq P.L.C.	31,363	60,697
Rathbone Brothers P.L.C.	3,114	40,557
*Redrow P.L.C.	11,802	19,824
Regus P.L.C.	52,449	61,688
Renishaw P.L.C.	2,904	37,861
*Rentokil Initial P.L.C.	112,929	181,242
Restaurant Group P.L.C.	8,444	30,374
Rightmove P.L.C.	2,008	20,584
RM P.L.C.	5,970	12,297
Robert Wiseman Dairies P.L.C.	1,877	14,862
ROK P.L.C.	11,035	4,935
Rotork P.L.C.	4,906	116,216
RPC Group P.L.C.	4,083	17,005
RPS Group P.L.C.	9,770	29,890
Savills P.L.C.	5,508	27,558
*SDL P.L.C.	3,813	32,210
Senior P.L.C.	14,400	28,793
Severfield-Rowen P.L.C.	1,808	6,192
Shanks Group P.L.C.	24,540	40,217
*Shore Capital Group, Ltd. P.L.C.	8,989	3,670
*SIG P.L.C.	15,426	24,494
Smiths News P.L.C.	10,824	18,972
*Soco International P.L.C.	14,452	95,038
Spectris P.L.C.	5,378	76,346
Speedy Hire P.L.C.	1,564	569
Spirax-Sarco Engineering P.L.C.	6,100	149,382
Spirent Communications P.L.C.	42,716	85,791
SSL International P.L.C.	13,041	241,471
St. Ives Group P.L.C.	3,000	4,005
St. James’s Place P.L.C.	11,136	48,299
*St. Modwen Properties P.L.C.	17,250	47,096
Stagecoach Group P.L.C.	33,497	88,449
Sthree P.L.C.	3,168	13,004
*Synergy Health P.L.C.	272	2,849
T Clarke P.L.C.	3,989	8,481
Tate & Lyle P.L.C.	7,148	50,395
*Taylor Wimpey P.L.C.	52,989	22,002
Ted Baker P.L.C.	1,617	13,530
Thomas Cook Group P.L.C.	9,005	25,699
Tomkins P.L.C.	72,716	369,247
*Topps Tiles P.L.C.	5,775	5,482
*Travis Perkins P.L.C.	10,982	145,232
*Trinity Mirror P.L.C.	7,569	12,643
*TT electronics P.L.C.	6,965	11,620

1186

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
Tullett Prebon P.L.C.	10,034	$53,587
*UK Coal P.L.C.	11,316	6,341
Ultra Electronics Holdings P.L.C.	4,005	101,395
United Business Media P.L.C.	16,744	144,568
UTV Media P.L.C.	2,430	4,679
*Vectura Group P.L.C.	20,878	14,388
Victrex P.L.C.	3,288	63,009
Vitec Group P.L.C. (The)	2,000	13,100
Weir Group P.L.C. (The)	9,477	174,615
Wellstream Holdings P.L.C.	997	7,845
WH Smith P.LC.	9,800	65,244
William Hill P.L.C.	44,281	115,923
Wilmington Group P.L.C.	6,879	15,707
Wincanton P.L.C.	5,790	21,566
*Wolfson Microelectronics P.L.C.	7,866	21,303
WSP Group P.L.C.	4,191	22,944
Xaar P.L.C.	5,056	10,689
Xchanging P.L.C.	4,936	15,483
*Yell Group P.L.C.	66,488	25,150
*Yule Catto & Co P.L.C.	6,673	21,498

TOTAL UNITED KINGDOM		12,969,452

TOTAL COMMON STOCKS		70,831,133

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Buru Energy, Ltd. Warrants 10/10/10	2,357	6
*Tower Australia Group, Ltd. Rights 06/24/10	4,898	1,529

TOTAL AUSTRALIA		1,535

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	5,200	14
*Elia System Operator SA NV STRIP VVPR	250	58
#*Tessenderlo Chemie NV STRIP VVPR	72	34
*Umicore SA Rights	125	2

TOTAL BELGIUM		108

FRANCE — (0.0%)
*Establissements Maurel et Prom SA Warrants 06/30/14	6,624	1,122
#*Societe Industrielle D’Aviations Latecoere SA Warrants 07/30/15	234	49

TOTAL FRANCE		1,171

ITALY — (0.0%)
*KME Group SpA Warrants 12/30/11	2,261	33

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 07/02/11	15,009	—

UNITED KINGDOM — (0.0%)
*Development Securities P.L.C. Rights 08/11/10	798	13
*Management Consulting Warrants 12/31/11	10,223	321

TOTAL UNITED KINGDOM		334

TOTAL RIGHTS/WARRANTS		3,181

1187

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $440,000 FNMA 3.901%(r), 02/25/39, valued at $231,744) to be repurchased at $227,004	$227	$227,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.0%)
§@DFA Short Term Investment Fund	8,408,840	8,408,840
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $369,563) to be repurchased at $362,323	$362	362,317

TOTAL SECURITIES LENDING COLLATERAL		8,771,157

TOTAL INVESTMENTS — (100.0%) (Cost $85,905,374)##		$79,832,471

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$35,854	$5,828,728	—	$5,864,582
Austria	—	944,375	—	944,375
Belgium	—	1,138,362	—	1,138,362
Canada	7,959,403	—	—	7,959,403
Denmark	—	735,389	—	735,389
Finland	24,331	1,986,227	—	2,010,558
France	—	3,411,488	—	3,411,488
Germany	—	3,680,596	—	3,680,596
Greece	—	618,675	—	618,675
Hong Kong	8,291	2,100,465	—	2,108,756
Ireland	—	614,128	—	614,128
Israel	50,086	227,624	—	277,710
Italy	—	2,212,949	—	2,212,949
Japan	51,202	15,193,304	—	15,244,506
Netherlands	—	1,289,587	—	1,289,587
New Zealand	—	532,257	—	532,257
Norway	1,482	874,180	—	875,662
Portugal	—	364,957	—	364,957
Singapore	23,430	1,085,902	—	1,109,332
Spain	—	1,701,384	—	1,701,384
Sweden	452	1,761,685	—	1,762,137
Switzerland	—	3,404,888	—	3,404,888
United Kingdom	4,935	12,964,517	—	12,969,452

1188

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Australia	$1,535	—	—	$1,535
Belgium	16	$92	—	108
France	1,171	—	—	1,171
Italy	33	—	—	33
Norway	—	—	—	—
United Kingdom	13	321	—	334
Temporary Cash Investments	—	227,000	—	227,000
Securities Lending Collateral	—	8,771,157	—	8,771,157

TOTAL	$8,162,234	$71,670,237	—	$79,832,471

See accompanying Notes to Schedules of Investments.

1189

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)

AGENCY OBLIGATIONS — (28.3%)
Federal Farm Credit Bank
# 3.875%, 08/25/11	$2,000	$ 2,073,990
# 1.125%, 10/03/11	1,500	1,510,870
# 0.950%, 02/10/12	800	805,420
0.950%, 03/05/12	500	503,343
2.250%, 04/24/12	1,300	1,336,591
Federal Home Loan Bank
# 1.625%, 07/27/11	1,000	1,012,551
# 5.375%, 08/19/11	1,000	1,050,870
# 3.750%, 09/09/11	1,700	1,763,213
# 1.125%, 03/09/12	2,500	2,523,235
# 2.250%, 04/13/12	2,000	2,056,384
# 1.125%, 05/18/12	2,300	2,320,914
# 1.375%, 06/08/12	1,200	1,216,272
1.875%, 06/20/12	1,400	1,432,075
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	500	504,597
# 1.125%, 04/25/12	1,500	1,513,913
5.125%, 07/15/12	1,500	1,632,672
Federal National Mortgage Association
# 0.875%, 01/12/12	2,000	2,010,602
1.500%, 03/15/12	400	406,261
# 6.125%, 03/15/12	1,200	1,307,335
1.000%, 04/04/12	2,400	2,417,998
# 1.875%, 04/20/12	3,200	3,271,478
Tennessee Valley Authority
6.790%, 05/23/12	1,000	1,109,394

TOTAL AGENCY OBLIGATIONS		33,779,978

U.S. TREASURY OBLIGATIONS — (1.6%)
U.S. Treasury Note
# 1.000%, 12/31/11	1,900	1,915,956

BONDS — (30.9%)
Bank of Nova Scotia Floating Rate Note
(r) 0.788%, 03/05/12	1,750	1,749,095
Barclays Bank P.L.C. Floating Rate Note
(r) 0.641%, 01/14/11	2,200	2,199,949
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.554%, 02/10/12	2,000	2,004,144

	Face Amount	Value†
	(000)

BNP Paribas / BNP Paribas US Medium-Term Note Program LLC Floating Rate Note
(r) 0.594%, 02/01/12	$2,000	$1,992,604
Citigroup, Inc.
# 1.250%, 09/22/11	600	604,919
1.875%, 05/07/12	1,000	1,021,207
Eksportfinans ASA
5.000%, 02/14/12	1,000	1,058,858
European Investment Bank
3.250%, 10/14/11	2,000	2,059,234
General Electric Capital Corp.
# 2.200%, 06/08/12	1,000	1,028,015
General Electric Capital Corp. Floating Rate Note
(r) 0.618%, 06/06/11	1,000	999,698
(r) 0.658%, 11/21/11	502	501,853
Inter-American Development Bank
3.250%, 11/15/11	2,100	2,167,047
Japan Finance Corp.
2.000%, 06/24/11	2,100	2,120,273
JPMorgan Chase & Co.
3.125%, 12/01/11	800	827,550
JPMorgan Chase & Co. Floating Rate Note
(r) 1.286%, 06/13/11	1,500	1,509,362
Kreditanstalt fuer Wiederaufbau
# 1.250%, 06/15/12	500	502,912
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	600	631,471
Morgan Stanley
3.250%, 12/01/11	800	828,436
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.564%, 02/01/12	2,500	2,499,258
Oesterreichischen Kontrollbank AG
4.750%, 11/08/11	2,000	2,092,332
Ontario, Province of Canada
2.625%, 01/20/12	2,000	2,048,668
Regions Bank
3.250%, 12/09/11	500	518,388
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,100,738

1190

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Royal Bank of Canada Floating Rate Note
(r) 0.427%, 01/27/12	$300	$300,000
Shell International Finance BV Floating Rate Note
#(r) 0.888%, 06/22/12	1,000	1,003,283
Svenska Handelsbanken Floating Rate Note
(r) 0.731%, 01/30/12	500	499,598
Westpac Banking Corp. Floating Rate Note
(r) 0.554%, 10/06/10	2,000	1,999,032

TOTAL BONDS		36,867,924

COMMERCIAL PAPER — (13.5%)
Bank of America Corp.
0.370%, 08/10/10	800	799,934
0.230%, 08/19/10	470	469,930
Caisse Cent Desjardins Du Quebec
0.485%, 09/21/10	642	641,687
Fortis Funding LLC
0.410%, 09/13/10	300	299,884
National Rural Utilities
0.230%, 08/10/10	1,000	999,928
Nestle Capital Corp.
0.240%, 08/09/10	300	299,983
Nestle Finance International, Ltd.
0.190%, 08/03/10	1,800	1,799,960
NRW.Bank
0.370%, 08/20/10	1,000	999,854
0.310%, 09/14/10	1,200	1,199,520
PACCAR Financial Corp.
0.410%, 08/12/10	700	699,940
Procter & Gamble Co. (The)
0.270%, 11/18/10	800	799,297
Roche Holdings, Inc.
0.210%, 08/31/10	2,000	1,999,479
Sheffield Receivables Corp.
0.280%, 08/11/10	500	499,954
0.400%, 08/16/10	1,200	1,199,841
Svenska Handelsbank, Inc.
0.450%, 09/17/10	400	399,825
Toyota Motor Credit Corp.
0.450%, 08/09/10	800	799,957
0.410%, 10/21/10	1,200	1,199,259

	Face Amount	Value†
	(000)

Wal-Mart Stores, Inc.
0.200%, 08/12/10	$1,000	$999,927

TOTAL COMMERCIAL PAPER		16,108,159

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $340,000 FHLMC 5.50%, 09/15/33, valued at $372,725) to be repurchased at $363,006	363	363,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (25.4%)
§@ DFA Short Term Investment Fund	29,964,314	29,964,314
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $481,038 FHLMC 5.500%, 05/05/87, valued at $309,850) to be repurchased at $302,066	$302	302,061

TOTAL SECURITIES LENDING COLLATERAL		30,266,375

TOTAL INVESTMENTS — (100.0%) (Cost $118,929,258)##		$119,301,392

1191

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$33,779,978	—	$33,779,978
U.S. Treasury Obligations	—	1,915,956	—	1,915,956
Bonds	—	36,867,924	—	36,867,924
Commercial Paper	—	16,108,159	—	16,108,159
Temporary Cash Investments	—	363,000	—	363,000
Securities Lending Collateral	—	30,266,375	—	30,266,375

TOTAL	—	$119,301,392	—	$119,301,392

See accompanying Notes to Schedules of Investments.

1192

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount^	Value†
	(000)

BONDS — (69.4%)
AUSTRALIA — (5.9%)
Commonwealth Bank of Australia
(u) 3.625%, 06/25/14	1,700	$1,816,278
(u) 2.700%, 11/25/14	700	724,234
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13	1,400	1,530,528
(g) 5.375%, 12/08/14	700	1,200,644
Suncorp-Metway, Ltd.
(g) 4.000%, 01/16/14	1,300	2,162,191

TOTAL AUSTRALIA		7,433,875

AUSTRIA — (2.0%)
Austria Government International Bond
(u) 5.000%, 05/19/14	2,200	2,465,179

BELGIUM — (1.7%)
Belgium Government International Bond
(u) 4.250%, 09/03/13	2,000	2,147,432

CANADA — (6.5%)
Bank of Nova Scotia
3.340%, 03/25/15	2,000	1,966,402
British Columbia, Province of Canada
(u) 2.850%, 06/15/15	1,500	1,576,094
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13	1,900	2,186,454
Ontario, Province of Canada
(u) 4.100%, 06/16/14	1,800	1,964,155
#(u) 2.950%, 02/05/15	500	521,080

TOTAL CANADA		8,214,185

FRANCE — (6.6%)
Agence Francaise de Developpement
(g) 4.875%, 10/30/13	1,200	2,064,576
BNP Paribas
(u) 3.250%, 03/11/15	2,000	2,040,500
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	2,000	2,136,600
Societe Financement del’Economie Francaise
(u) 2.875%, 09/22/14	2,000	2,086,732

TOTAL FRANCE		8,328,408

	Face Amount^	Value†
	(000)

GERMANY — (4.0%)
Kreditanstalt fuer Wiederaufbau
(g) 3.125%, 12/08/14	1,400	$2,269,068
Landwirtschaftliche Rentenbank
(u) 4.875%, 01/10/14	2,500	2,789,095

TOTAL GERMANY		5,058,163

NETHERLANDS — (5.9%)
Bank Nederlandse Gemeenten
(u) 5.000%, 05/16/14	800	895,099
(u) 3.125%, 01/12/15	500	525,605
(g) 4.375%, 01/19/15	912	1,531,531
Nederlandse Waterschapsbank
(u) 3.000%, 03/17/15	2,900	3,014,802
Rabobank Nederland
(g) 5.125%, 10/27/14	819	1,409,747

TOTAL NETHERLANDS		7,376,784

NORWAY — (2.5%)
Eksportfinans
(u) 3.000%, 11/17/14	2,000	2,089,692
Kommunalbanken
(u) 2.750%, 05/05/15	1,000	1,030,290

TOTAL NORWAY		3,119,982

SPAIN — (2.0%)
Instituto de Credito Oficial
(g) 4.000%, 12/08/14	1,600	2,481,924

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.8%)
African Development Bank
(u) 3.000%, 05/27/14	2,000	2,116,502
Asian Development Bank
#(u) 2.750%, 05/21/14	500	524,397
#(u) 2.625%, 02/09/15	2,200	2,289,324
Council Of Europe Development Bank
(g) 3.375%, 12/08/14	1,864	3,067,727
Eurofima
(g) 6.125%, 10/14/14	300	538,108
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14	1,400	2,504,077

1193

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Investment Bank
(g) 6.250%, 04/15/14	1,200	$2,151,440
(u) 2.875%, 01/15/15	400	417,128
(u) 2.750%, 03/23/15	400	413,628
Inter-American Development Bank
#(u) 4.500%, 09/15/14	2,000	2,225,622
International Finance Corp.
(u) 3.000%, 04/22/14	2,000	2,132,392
Nordic Investment Bank
(u) 2.625%, 10/06/14	2,200	2,291,089
(g) 5.750%, 12/16/14	220	394,927

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS

SWEDEN — (2.3%)		21,066,361

Svensk Exportkredit
(u) 3.250%, 09/16/14	2,700	2,840,902

UNITED KINGDOM — (7.0%)
Abbey National Treasury Services P.L.C.
5.500%, 06/18/14	1,700	2,851,229
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14	2,600	2,822,079
United Kingdom Gilt
2.750%, 01/22/15	1,900	3,068,221

TOTAL UNITED KINGDOM		8,741,529

UNITED STATES — (6.2%)
Bank of New York Mellon Corp. (The)
4.300%, 05/15/14	$700	758,382
3.100%, 01/15/15	561	583,911
General Electric Capital Corp.
4.800%, 05/01/13	2,500	2,686,618
Microsoft Corp.
# 2.950%, 06/01/14	2,800	2,955,033
Wells Fargo Bank & Co.
5.250%, 10/23/12	700	753,635

TOTAL UNITED STATES		7,737,579

TOTAL BONDS		87,012,303

	Face Amount	Value†
	(000)

AGENCY OBLIGATIONS — (13.3%)
Federal Farm Credit Bank
2.800%, 11/05/14	$1,000	$1,053,338
Federal Home Loan Bank
# 5.500%, 08/13/14	3,700	4,305,668
# 2.750%, 12/12/14	1,200	1,261,579
Federal Home Loan Mortgage Corporation
# 3.000%, 07/28/14	4,000	4,246,284
Federal National Mortgage Association
4.625%, 10/15/14	2,000	2,252,404
# 2.625%, 11/20/14	1,200	1,259,160
# 5.000%, 04/15/15	2,000	2,301,124

TOTAL AGENCY OBLIGATIONS		16,679,557

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $1,805,000 FNMA 3.901%(r), 02/25/39, valued at $950,678) to be repurchased at $936,015	936	936,000

	Shares

SECURITIES LENDING COLLATERAL — (16.5%)
§@ DFA Short Term Investment Fund	20,697,575	20,697,575

TOTAL INVESTMENTS — (100.0%) (Cost $121,193,257)##		$125,325,435

1194

VA GLOBAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$ 7,433,875	—	$ 7,433,875
Austria	—	2,465,179	—	2,465,179
Belgium	—	2,147,432	—	2,147,432
Canada	—	8,214,185	—	8,214,185
France	—	8,328,408	—	8,328,408
Germany	—	5,058,163	—	5,058,163
Netherlands	—	7,376,784	—	7,376,784
Norway	—	3,119,982	—	3,119,982
Spain	—	2,481,924	—	2,481,924
Supranational Organization Obligations	—	21,066,361	—	21,066,361
Sweden	—	2,840,902	—	2,840,902
United Kingdom	—	8,741,529	—	8,741,529
United States	—	7,737,579	—	7,737,579
Agency Obligations	—	16,679,557	—	16,679,557
Temporary Cash Investments	—	936,000	—	936,000
Securities Lending Collateral	—	20,697,575	—	20,697,575
Forward Foreign Currency Contracts**	—	(586,739)	—	(586,739)

TOTAL	—	$124,738,696	—	$124,738,696

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

1195

Organization

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At July 31, 2010, the Fund consists of fifty-seven operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

Each Feeder Fund, with the exception of the International Small Company Portfolio and DFA Global Real Estate Securities Portfolio (which invests in the funds indicated on the Schedule of Investments), invests solely in a corresponding Master Fund. For the following Feeder Funds (U.S. Large Cap Value Portfolio, International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, and VA U.S. Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments

1196

when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements:  The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or

1197

bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 30, 2010.

2.  Treasury Inflation-Protected Securities (TIPS):  The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4.  Forward Currency Contracts:  Enhanced U.S. Large Company Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At July 31, 2010, the Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at July 31, 2010	Unrealized Foreign Exchange Gain (Loss)
08/05/10	18,103	Canadian Dollar	$17,170	$17,608	$ (438)
08/05/10	11,395	Pound Sterling	17,340	17,880	(540)
08/05/10	10,012	Euro	12,996	13,047	(51)

			$47,506	$48,535	$(1,029)

1198

DFA Two-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at July 31, 2010	Unrealized Foreign Exchange Gain (Loss)
08/03/10	161,013	Canadian Dollar	$ 155,496	$ 156,612	$ (1,116)
08/03/10	20,481	Canadian Dollar	19,711	19,921	(210)
08/03/10	(181,494)	Canadian Dollar	(175,651)	(176,533)	882
08/05/10	174,331	Canadian Dollar	165,234	169,562	(4,328)
08/05/10	20,843	Canadian Dollar	19,894	20,273	(379)
08/10/10	173,322	Canadian Dollar	166,716	168,570	(1,854)
08/10/10	10,964	Canadian Dollar	10,586	10,663	(77)
08/17/10	181,544	Canadian Dollar	175,668	176,551	(883)
08/17/10	467	Canadian Dollar	451	454	(3)
08/03/10	126,870	Pound Sterling	193,233	199,074	(5,841)
08/03/10	(126,870)	Pound Sterling	(198,069)	(199,074)	1,005
08/05/10	101,717	Pound Sterling	154,833	159,604	(4,771)
08/10/10	92,648	Pound Sterling	141,566	145,371	(3,805)
08/17/10	126,523	Pound Sterling	197,513	198,515	(1,002)
08/03/10	83,267	Euro	105,739	108,509	(2,770)
08/03/10	(83,267)	Euro	(108,921)	(108,509)	(412)
08/05/10	80,373	Euro	104,294	104,738	(444)
08/10/10	73,713	Euro	95,035	96,058	(1,023)
08/17/10	80,389	Euro	105,153	104,757	396

			$1,328,481	$1,355,116	$(26,635)

DFA Selectively Hedged Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at July 31, 2010	Unrealized Foreign Exchange Gain (Loss)
08/05/10	60,455	Canadian Dollar	$ 57,338	$ 58,801	$(1,463)
08/05/10	(24,287)	Canadian Dollar	(23,439)	(23,623)	184
08/05/10	43,074	Pound Sterling	65,564	67,588	(2,024)
08/05/10	23,384	Euro	30,360	30,473	(113)

			$129,823	$133,239	$(3,416)

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at July 31, 2010	Unrealized Foreign Exchange Gain (Loss)
08/11/10	30,334	Canadian Dollar	$ 29,162	$ 29,502	$ (340)
08/04/10	122,176	Pound Sterling	187,685	191,708	(4,023)
08/06/10	122,502	Pound Sterling	186,168	192,216	(6,048)
08/11/10	137,336	Pound Sterling	211,180	215,487	(4,307)
08/13/10	119,473	Pound Sterling	185,743	187,457	(1,714)

			$799,938	$816,370	$(16,432)

1199

VA Global Bond Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at July 31, 2010	Unrealized Foreign Exchange Gain (Loss)
08/11/10	2,040	Canadian Dollar	$ 1,959	$ 1,984	$ (25)
08/11/10	18,027	Pound Sterling	27,721	28,285	(564)
08/11/10	(185)	Pound Sterling	(288)	(290)	2

			$29,392	$29,979	$(587)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

5.  Futures Contracts:  Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, the Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2010, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
Enhanced U.S. Large Company Portfolio	S&P 500 Index®	9/17/2010	522	$143,328	3,271

Enhanced’s securities have been segregated as collateral for open futures contracts.

Federal Tax Cost

At July 31, 2010, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$3,443,655,960
Enhanced U.S. Large Company Portfolio	147,914,960
U.S. Large Cap Value Portfolio	5,301,805,349
U.S. Targeted Value Portfolio	2,449,822,268
U.S. Small Cap Value Portfolio	7,154,705,469
U.S. Core Equity 1 Portfolio	2,869,165,835
U.S. Core Equity 2 Portfolio	5,320,978,532
U.S. Vector Equity Portfolio	1,735,351,072

1200

T.A. U.S. Core Equity 2 Portfolio	1,850,428,487
U.S. Small Cap Portfolio	3,376,552,906
U.S. Micro Cap Portfolio	3,295,057,790
DFA Real Estate Securities Portfolio	3,035,102,966
Large Cap International Portfolio	1,610,187,714
International Core Equity Portfolio	5,393,259,635
T.A. World ex U.S. Core Equity Portfolio	748,768,023
International Small Company Portfolio	4,800,620,029
Japanese Small Company Portfolio	190,224,791
Asia Pacific Small Company Portfolio	98,042,123
United Kingdom Small Company Portfolio	29,673,857
Continental Small Company Portfolio	109,137,237
DFA International Real Estate Securities Portfolio	1,107,191,986
DFA Global Real Estate Securities Portfolio	526,971,376
DFA International Small Cap Value Portfolio	8,581,705,252
International Vector Equity Portfolio	306,267,546
Emerging Markets Portfolio	1,059,250,566
Emerging Markets Value Portfolio	7,000,236,766
Emerging Markets Small Cap Portfolio	1,083,927,021
Emerging Markets Core Equity Portfolio	2,961,086,758
DFA One-Year Fixed Income Portfolio	6,224,612,302
DFA Two-Year Global Fixed Income Portfolio	4,646,797,417
DFA Selectively Hedged Global Fixed Income Portfolio	461,178,593
DFA Five-Year Government Portfolio	1,029,022,258
DFA Five-Year Global Fixed Income Portfolio	4,664,800,198
DFA Intermediate Government Fixed Income Portfolio	1,645,020,210
DFA Short-Term Extended Quality Portfolio	649,633,406
DFA Intermediate-Term Extended Quality Portfolio	33,082,604
DFA Inflation-Protected Securities Portfolio	1,184,148,087
DFA Short-Term Municipal Bond Portfolio	1,312,563,908
DFA California Short-Term Municipal Bond Portfolio	274,691,822
U.S. Social Core Equity 2 Portfolio	133,907,934
Emerging Markets Social Core Equity Portfolio	422,856,236
CSTG&E U.S. Social Core Equity 2 Portfolio	113,707,713
CSTG&E International Social Core Equity Portfolio	109,583,389
U.S. Sustainability Core 1 Portfolio	130,820,199
International Sustainability Core 1 Portfolio	98,214,016
Tax-Managed U.S. Marketwide Value Portfolio	1,676,055,647
Tax-Managed U.S. Targeted Value Portfolio	2,044,341,279
Tax-Managed U.S. Small Cap Portfolio	1,049,118,579
Tax-Managed DFA International Value Portfolio	1,636,969,002
Tax-Managed U.S. Equity Portfolio	916,608,074
LWAS/DFA International High Book to Market Portfolio	63,807,671
DFA International Value ex Tobacco Portfolio	61,306,057
VA U.S. Targeted Value Portfolio	133,930,412
VA U.S. Large Value Portfolio	140,698,884
VA International Value Portfolio	111,434,034

1201

VA International Small Portfolio	85,916,046
VA Short-Term Fixed Portfolio	118,929,258

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the schedules of investments.

1202

THE DFA INVESTMENT TRUST COMPANY

1203

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (93.0%)
Consumer Discretionary — (16.6%)
#*AutoNation, Inc.	564,051	$13,779,766
Carnival Corp.	2,792,987	96,860,789
CBS Corp.	5,780	86,931
CBS Corp. Class B	3,870,469	57,205,532
*Clear Channel Outdoor Holdings, Inc.	161,706	1,780,383
Comcast Corp. Class A	11,512,642	224,151,140
Comcast Corp. Special Class A	3,794,964	70,055,035
#*Discovery Communications, Inc. (25470F104)	620,976	23,975,883
*Discovery Communications, Inc. (25470F302)	579,219	19,913,549
#DR Horton, Inc.	964,762	10,631,677
#Foot Locker, Inc.	551,498	7,494,858
#Fortune Brands, Inc.	713,434	31,305,484
#*GameStop Corp. Class A	244,920	4,910,646
J.C. Penney Co., Inc.	936,242	23,059,640
#Lennar Corp. Class A	700,256	10,342,781
*Lennar Corp. Class B Voting	3,891	49,221
*Liberty Media Corp. Interactive Class A	3,585,265	40,585,200
*Liberty Media-Starz Corp. Series A	295,430	16,216,153
#*Live Nation Entertainment, Inc.	179,513	1,656,905
Macy’s, Inc.	1,912,303	35,664,451
#*MGM Resorts International	1,880,888	20,426,444
#*Mohawk Industries, Inc.	392,417	19,200,964
#News Corp. Class A	8,486,422	110,747,807
#News Corp. Class B	3,247,295	48,027,493
*Penn National Gaming, Inc.	41,130	1,126,551
#*Pulte Group, Inc.	1,235,184	10,844,916
#*Royal Caribbean Cruises, Ltd.	952,684	27,494,460
#*Sears Holdings Corp.	595,638	42,290,298
Service Corp. International	67,431	574,512
*Signet Jewelers, Ltd. ADR	23,896	711,384
*Stanley Black & Decker, Inc.	100,240	5,815,925
Time Warner Cable, Inc.	1,997,956	114,223,145
Time Warner, Inc.	6,237,759	196,239,898
#*Toll Brothers, Inc.	904,000	15,693,440
#Walt Disney Co. (The)	3,205,180	107,982,514
Washington Post Co.	30,470	12,812,330
Wendy’s/Arby’s Group, Inc.	924,537	4,030,981
#Wyndham Worldwide Corp.	768,432	19,618,069

Total Consumer Discretionary		1,447,587,155

Consumer Staples — (6.8%)
#Archer-Daniels-Midland Co.	2,653,220	72,592,099
#Bunge, Ltd.	304,332	15,110,084
*Central European Distribution Corp.	12,959	337,841
#*Constellation Brands, Inc. Class A	855,902	14,601,688
#Corn Products International, Inc.	428,526	14,287,057
#CVS Caremark Corp.	6,099,840	187,204,090
Del Monte Foods Co.	607,816	8,436,486
J.M. Smucker Co.	527,641	32,412,987
Kraft Foods, Inc.	4,261,520	124,478,999
Molson Coors Brewing Co.	776,366	34,944,234
*Ralcorp Holdings, Inc.	171,755	10,030,492
Safeway, Inc.	1,133,801	23,288,273
#*Smithfield Foods, Inc.	688,899	9,816,811
SUPERVALU, Inc.	1,327,679	14,976,219
Tyson Foods, Inc. Class A	1,926,959	33,741,052

Total Consumer Staples		596,258,412

1204

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Energy — (13.8%)
Anadarko Petroleum Corp.	2,760,568	$135,709,523
#Chesapeake Energy Corp.	3,039,817	63,927,352
Chevron Corp.	999,295	76,156,272
#Cimarex Energy Co.	368,647	25,388,719
ConocoPhillips	5,933,807	327,664,823
*Denbury Resources, Inc.	436,781	6,918,611
#Helmerich & Payne, Inc.	488,887	19,814,590
Hess Corp.	1,292,722	69,276,972
Marathon Oil Corp.	3,428,819	114,693,996
Murphy Oil Corp.	302,012	16,535,157
*Nabors Industries, Ltd.	1,170,876	21,555,827
National-Oilwell, Inc.	1,895,755	74,237,766
Noble Energy, Inc.	509,405	34,160,699
Patterson-UTI Energy, Inc.	687,685	11,298,665
#Pioneer Natural Resources Co.	650,933	37,702,039
*Plains Exploration & Production Co.	576,596	13,002,240
*Pride International, Inc.	750,096	17,844,784
*QEP Resources, Inc.	207,166	7,130,654
#*Rowan Cos., Inc.	500,966	12,654,401
Smith International, Inc.	687,354	28,511,444
Sunoco, Inc.	505,077	18,016,097
#Tesoro Petroleum Corp.	321,700	4,153,147
#Tidewater, Inc.	273,715	11,216,841
Valero Energy Corp.	2,485,426	42,227,388
#*Whiting Petroleum Corp.	212,514	18,703,357

Total Energy		1,208,501,364

Financials — (23.6%)
*Allegheny Corp.	37,580	11,282,268
Allied World Assurance Co. Holdings, Ltd.	154,398	7,692,108
Allstate Corp. (The)	2,684,285	75,804,208
American Financial Group, Inc.	689,393	20,316,412
American National Insurance Co.	92,588	7,247,789
Ameriprise Financial, Inc.	97,636	4,138,790
#*Arch Capital Group, Ltd.	90,373	7,072,591
Aspen Insurance Holdings, Ltd.	203,151	5,556,180
#Associated Banc-Corp.	187,920	2,553,833
Assurant, Inc.	455,398	16,981,791
Axis Capital Holdings, Ltd.	597,336	18,618,963
Bank of America Corp.	19,498,241	273,755,304
Capital One Financial Corp.	2,270,587	96,113,948
#Cincinnati Financial Corp.	990,152	27,278,688
*CIT Group, Inc.	199,279	7,245,784
*Citigroup, Inc.	49,545,206	203,135,345
CME Group, Inc.	279,766	77,998,761
#*CNA Financial Corp.	1,676,585	47,044,975
Endurance Specialty Holdings, Ltd.	12,831	495,148
#Everest Re Group, Ltd.	201,091	15,608,683
Fidelity National Financial, Inc.	890,854	13,157,914
Fifth Third Bancorp	2,707,541	34,412,846
First American Financial Corp.	423,016	6,239,486
*Genworth Financial, Inc.	2,218,170	30,122,749
#Hanover Insurance Group, Inc.	304,654	13,352,985
Hartford Financial Services Group, Inc.	1,878,982	43,986,969
HCC Insurance Holdings, Inc.	479,256	12,518,167
KeyCorp	3,339,989	28,256,307
#Legg Mason, Inc.	737,474	21,305,624
Lincoln National Corp.	1,497,560	38,996,462
Loews Corp.	2,592,160	96,298,744
Marshall & Ilsley Corp.	2,067,470	14,534,314
MetLife, Inc.	4,631,345	194,794,371

1205

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
*NASDAQ OMX Group, Inc. (The)	655,801	$12,768,445
NYSE Euronext, Inc.	1,081,008	31,316,802
#Old Republic International Corp.	1,432,884	17,925,379
PartnerRe, Ltd.	87,527	6,334,329
People’s United Financial, Inc.	2,984	41,299
*Popular, Inc.	1,068,649	3,067,023
Principal Financial Group, Inc.	291,874	7,474,893
#Prudential Financial, Inc.	1,954,433	111,969,467
Regions Financial Corp.	4,899,972	35,916,795
#Reinsurance Group of America, Inc.	509,512	24,446,386
#SunTrust Banks, Inc.	2,203,550	57,182,122
Transatlantic Holdings, Inc.	313,333	14,980,451
Travelers Cos., Inc. (The)	3,328,076	167,901,434
Unum Group	1,898,589	43,325,801
Validus Holdings, Ltd.	314,986	7,824,252
Wesco Financial Corp.	19,805	6,711,914
White Mountains Insurance Group, Ltd.	32,621	10,244,625
Xl Group P.L.C.	769,350	13,640,575
#Zions Bancorporation	665,995	14,778,429

Total Financials		2,061,768,928

Health Care — (5.9%)
Aetna, Inc.	1,852,699	51,597,667
#*Alere, Inc.	239,800	6,745,574
*Boston Scientific Corp.	4,237,207	23,728,359
*CareFusion Corp.	562,653	11,855,099
#*Community Health Systems, Inc.	396,974	12,873,867
*Coventry Health Care, Inc.	534,757	10,604,231
*Health Net, Inc.	73,886	1,740,015
#*Hologic, Inc.	1,065,253	15,062,677
*Humana, Inc.	683,819	32,153,169
*King Pharmaceuticals, Inc.	1,215,010	10,643,488
#Omnicare, Inc.	582,523	14,347,541
PerkinElmer, Inc.	424,381	8,258,454
Pfizer, Inc.	387,911	5,818,665
#Teleflex, Inc.	82,382	4,668,588
*Thermo Fisher Scientific, Inc.	1,791,314	80,358,346
UnitedHealth Group, Inc.	2,647,609	80,619,694
*Watson Pharmaceuticals, Inc.	400,301	16,212,190
*WellPoint, Inc.	2,580,122	130,863,788

Total Health Care		518,151,412

Industrials — (13.6%)
#*AGCO Corp.	279,980	9,732,105
#*Covanta Holding Corp.	79,215	1,193,770
CSX Corp.	2,287,204	120,581,395
#Eaton Corp.	290,504	22,792,944
FedEx Corp.	563,693	46,532,857
General Electric Co.	19,049,819	307,083,082
#*Hertz Global Holdings, Inc.	1,118,874	13,135,581
#Ingersoll-Rand P.L.C.	635,764	23,815,719
*Kansas City Southern	228,073	8,370,279
KBR, Inc.	66,039	1,477,953
L-3 Communications Holdings, Inc.	184,910	13,505,826
#Masco Corp.	937,149	9,633,892
Norfolk Southern Corp.	2,186,220	123,018,599
Northrop Grumman Corp.	1,926,678	112,980,398
*Owens Corning	419,337	13,200,729
Pentair, Inc.	341,927	11,693,903
R. R. Donnelley & Sons Co.	705,088	11,894,835
Republic Services, Inc.	722,259	23,011,172

1206

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Ryder System, Inc.	319,005	$13,930,948
#Southwest Airlines Co.	4,297,932	51,790,081
#SPX Corp.	69,937	4,165,448
#*Terex Corp.	367,141	7,247,363
Tyco International, Ltd.	341,547	13,074,419
Union Pacific Corp.	2,835,808	211,749,783
*URS Corp.	363,426	14,678,776

Total Industrials		1,190,291,857

Information Technology — (3.5%)
Activision Blizzard, Inc.	2,166,692	25,740,300
#*AOL, Inc.	555,835	11,628,068
*Arrow Electronics, Inc.	532,232	13,194,031
*Avnet, Inc.	860,267	21,635,715
AVX Corp.	246,061	3,464,539
Computer Sciences Corp.	946,932	42,924,428
CoreLogic, Inc.	429,880	8,610,496
#Fidelity National Information Services, Inc.	741,398	21,255,881
*IAC/InterActiveCorp.	815,025	20,375,625
*Ingram Micro, Inc.	969,555	16,026,744
#*MEMC Electronic Materials, Inc.	380,051	3,633,288
#*Micron Technology, Inc.	2,429,855	17,689,344
*Sandisk Corp.	606,339	26,497,014
*Tech Data Corp.	18,582	735,104
Tellabs, Inc.	1,931,218	13,479,902
Tyco Electronics, Ltd.	1,547,828	41,791,356
Xerox Corp.	2,013,905	19,615,435

Total Information Technology		308,297,270

Materials — (2.8%)
#Alcoa, Inc.	5,082,514	56,771,681
Ashland, Inc.	323,220	16,435,737
Cytec Industries, Inc.	32,945	1,644,614
#Domtar Corp.	177,762	10,399,077
Huntsman Corp.	281,950	2,952,016
International Paper Co.	2,281,591	55,214,502
MeadWestavco Corp.	1,023,001	24,511,104
Reliance Steel & Aluminum Co.	322,037	12,649,613
Steel Dynamics, Inc.	360,767	5,166,183
#United States Steel Corp.	567,570	25,160,378
Vulcan Materials Co.	329,518	14,907,394
#Weyerhaeuser Co.	1,105,551	17,932,037

Total Materials		243,744,336

Telecommunication Services — (5.4%)
AT&T, Inc.	11,353,024	294,497,443
#CenturyLink, Inc.	883,843	31,482,488
#*MetroPCS Communications, Inc.	571,470	5,114,656
*Sprint Nextel Corp.	12,479,123	57,029,592
Telephone & Data Systems, Inc.	309,373	10,558,900
Telephone & Data Systems, Inc. Special Shares	251,163	7,537,402
*United States Cellular Corp.	265,925	12,506,453
Verizon Communications, Inc.	1,811,051	52,629,142

Total Telecommunication Services		471,356,076

Utilities — (1.0%)
*AES Corp.	712,304	7,343,854
#*Calpine Corp.	1,403,794	18,951,219
#*Mirant Corp.	132,736	1,456,114
*NRG Energy, Inc.	595,651	13,509,365

1207

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Utilities — (Continued)
Public Service Enterprise Group, Inc.	1,379,376	$45,381,470
Questar Corp.	207,166	3,407,881

Total Utilities		90,049,903

TOTAL COMMON STOCKS		8,136,006,713

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $37,140,000 FNMA 1.279%(r), 11/25/39, valued at $26,573,320) to be repurchased at $26,179,415	$26,179	26,179,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.7%)
§@DFA Short Term Investment Fund	579,429,421	579,429,421
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralizedby $10,599,852 FNMA 4.500%, 05/01/23, valued at $6,016,285) to be repurchased at $5,841,155	$5,841	5,841,053

TOTAL SECURITIES LENDING COLLATERAL		585,270,474

TOTAL INVESTMENTS — (100.0%) (Cost $7,336,470,486)##		$8,747,456,187

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,447,587,155	—	—	$1,447,587,155
Consumer Staples	596,258,412	—	—	596,258,412
Energy	1,208,501,364	—	—	1,208,501,364
Financials	2,061,768,928	—	—	2,061,768,928
Health Care	518,151,412	—	—	518,151,412
Industrials	1,190,291,857	—	—	1,190,291,857
Information Technology	308,297,270	—	—	308,297,270
Materials	243,744,336	—	—	243,744,336
Telecommunication Services	471,356,076	—	—	471,356,076
Utilities	90,049,903	—	—	90,049,903
Temporary Cash Investments	—	$26,179,000	—	26,179,000
Securities Lending Collateral	—	585,270,474	—	585,270,474

TOTAL	$8,136,006,713	$611,449,474	—	$8,747,456,187

See accompanying Notes to Schedules of Investments.

1208

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (89.9%)
AUSTRALIA — (5.3%)
Alumina, Ltd.	2,104,308	$2,964,250
#Alumina, Ltd. Sponsored ADR	172,484	971,085
Amcor, Ltd.	2,298,994	13,671,372
Amcor, Ltd. Sponsored ADR	77,103	1,831,196
*Asciano Group, Ltd.	1,652,988	2,536,499
Australia & New Zealand Banking Group, Ltd.	3,253,649	68,078,655
*Bank of Queensland, Ltd.	187,920	1,765,538
Bendigo Bank, Ltd.	508,992	3,778,174
*BlueScope Steel, Ltd.	4,756,814	10,235,803
#Boral, Ltd.	1,389,839	5,338,615
#Caltex Australia, Ltd.	265,507	2,466,814
Crown, Ltd.	1,179,954	8,516,371
CSR, Ltd.	2,677,178	4,175,274
Downer EDI, Ltd.	154,006	693,256
#Fairfax Media, Ltd.	3,339,114	4,457,669
Goodman Fielder, Ltd.	2,376,765	2,869,558
Harvey Norman Holdings, Ltd.	722,542	2,287,702
Incitec Pivot, Ltd.	4,149,937	12,238,744
Insurance Australia Group, Ltd.	2,620,594	8,110,941
Lend Lease Group NL	755,364	4,984,211
Macquarie Group, Ltd.	424,077	14,316,854
National Australia Bank, Ltd.	2,342,165	53,426,185
OneSteel, Ltd.	1,841,739	4,994,101
Origin Energy, Ltd.	1,295,753	18,115,195
*OZ Minerals, Ltd.	4,190,871	4,685,956
#Primary Health Care, Ltd.	339,197	1,106,730
*Qantas Airways, Ltd.	2,850,317	6,388,091
Santos, Ltd.	1,037,299	12,509,149
Sims Metal Management, Ltd.	100,420	1,616,982
*Sims Metal Management, Ltd. Sponsored ADR	124,013	1,986,688
*Sonic Healthcare, Ltd.	281,537	2,628,185
Suncorp-Metway, Ltd.	2,664,601	20,207,447
TABCORP Holdings, Ltd.	1,277,891	7,924,204
Tatts Group, Ltd.	1,897,509	4,206,767
*Toll Holdings, Ltd.	42,533	229,065
#Washington H. Soul Pattinson & Co., Ltd.	113,801	1,340,689
Wesfarmers, Ltd.	2,331,991	65,695,361

TOTAL AUSTRALIA		383,349,376

AUSTRIA — (0.4%)
Erste Group Bank AG	360,535	14,429,376
OMV AG	383,710	12,829,759
Voestalpine AG	175,999	5,626,652

TOTAL AUSTRIA		32,885,787

BELGIUM — (0.6%)
Delhaize Group SA	201,237	14,857,498
#Delhaize Group SA Sponsored ADR	52,900	3,937,347
*KBC Groep NV	209,898	9,238,596
#Solvay SA	55,936	5,473,348
#UCB SA	278,888	8,993,728

TOTAL BELGIUM		42,500,517

CANADA — (9.2%)
Astral Media, Inc. Class A	40,138	1,421,941
#BCE, Inc.	651,325	19,925,268
#Canadian Pacific Railway, Ltd.	427,751	25,543,149
#Canadian Tire Corp. Class A	186,947	10,397,966

1209

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

CANADA — (Continued)
Canadian Utilities, Ltd. Class A	82,858	$3,933,952
Cenovus Energy, Inc.	143,866	4,051,282
*CGI Group, Inc.	400,789	5,730,848
Empire Co., Ltd. Class A	65,500	3,567,920
#Encana Corp.	1,704,082	52,097,950
Ensign Energy Services, Inc.	128,319	1,581,442
#Fairfax Financial Holdings, Ltd.	54,722	21,797,246
George Weston, Ltd.	128,907	9,844,354
*Gerdau Ameristeel Corp.	403,761	4,434,086
Goldcorp, Inc.	353,927	13,874,090
#Husky Energy, Inc.	679,453	16,694,697
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,453,080
#*Inmet Mining Corp.	121,900	5,958,343
Intact Financial Corp.	128,700	5,863,828
#Loblaw Cos., Ltd.	203,353	8,634,170
#*Lundin Mining Corp.	373,700	1,454,015
Magna International, Inc. Class A	285,003	21,216,166
#Manitoba Telecom Services, Inc.	40,500	1,088,483
#Manulife Financial Corp.	2,171,383	34,512,327
#Metro, Inc. Class A	137,300	5,868,355
#National Bank of Canada	135,767	7,790,375
*New Gold, Inc.	194,663	961,907
Nexen, Inc.	1,166,938	24,234,353
*Sears Canada, Inc.	34,515	872,905
#*Sino-Forest Corp.	521,532	8,030,593
#Sun Life Financial, Inc.	1,311,094	36,882,290
Suncor Energy, Inc.	1,412,616	46,567,342
Talisman Energy, Inc.	2,295,234	39,182,293
*Teck Resources, Ltd. Class A	2,888	103,238
Teck Resources, Ltd. Class B	1,418,230	49,925,338
Telus Corp.	354,032	13,285,885
#Thomson Reuters Corp.	1,832,184	68,507,517
#TransAlta Corp.	458,466	9,293,742
#TransCanada Corp.	1,627,758	57,522,930
*Viterra, Inc.	460,598	3,606,647
Yamana Gold, Inc.	1,685,951	15,858,320

TOTAL CANADA		666,570,633

DENMARK — (1.3%)
A.P. Moller - Maersk A.S.	3,634	30,620,539
Carlsberg A.S. Series B	282,497	25,007,779
Danisco A.S.	107,780	8,193,052
*Danske Bank A.S.	1,125,595	26,433,977
*Jyske Bank A.S.	111,779	3,893,283
#*Sydbank A.S.	60,841	1,514,582

TOTAL DENMARK		95,663,212

FINLAND — (0.8%)
Kesko Oyj	152,447	5,911,564
#Neste Oil Oyj	302,274	4,458,645
#Outokumpu Oyj	228,983	3,797,888
#Sampo Oyj	524,829	12,820,230
#Stora Enso Oyj Series R	1,304,065	10,554,253
Stora Enso Oyj Sponsored ADR	91,500	741,150
UPM-Kymmene Oyj	1,166,852	16,933,185
UPM-Kymmene Oyj Sponsored ADR	69,300	1,008,315

TOTAL FINLAND		56,225,230

FRANCE — (7.4%)
*Air France-KLM SA	320,673	4,783,431

1210

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
AXA SA	2,818,397	$51,745,719
AXA SA Sponsored ADR	140,900	2,599,605
BNP Paribas SA	943,775	64,514,281
Capgemini SA	259,094	12,316,674
#Casino Guichard Perrachon SA	95,356	8,308,628
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	141,089	2,731,483
Ciments Francais SA	26,702	2,153,896
CNP Assurances SA	289,208	5,971,791
#Compagnie de Saint-Gobain SA	875,747	37,272,564
#Compagnie Generale des Establissements Michelin SA Series B	222,791	16,954,945
Credit Agricole SA	1,845,722	25,191,731
*European Aeronautic Defence & Space Co. SA	968,650	22,952,513
France Telecom SA	177,422	3,710,895
GDF Suez SA	534,464	17,716,611
*Groupe Eurotunnel SA	545,525	4,009,755
#Lafarge SA	467,217	25,439,826
Lagardere SCA	238,722	8,789,241
*Natixis SA	1,614,867	8,602,518
#*Peugeot SA	325,797	9,660,639
PPR SA	161,317	21,595,571
#*Renault SA	500,084	22,360,817
*Rexel SA	91,952	1,522,977
Safran SA	256,763	6,928,081
Sanofi-Aventis SA ADR	148,200	4,318,548
SCOR SE	199,135	4,367,361
Societe Generale Paris SA	996,332	57,220,745
STMicroelectronics NV	1,542,301	12,664,801
Vivendi SA	2,798,643	67,126,016

TOTAL FRANCE		533,531,663

GERMANY — (7.8%)
Allianz SE	481,474	55,662,531
Allianz SE Sponsored ADR	2,834,240	32,933,869
Bayerische Motoren Werke AG	915,762	49,291,676
#*Commerzbank AG	1,163,573	10,533,284
*Daimler AG (5529027)	1,684,003	90,478,600
*Daimler AG (D1668R123)	404,583	21,867,711
Deutsche Bank AG (5750355)	774,190	54,058,817
#Deutsche Bank AG (D18190898)	280,474	19,700,494
*Deutsche Lufthansa AG	464,311	7,572,301
#*Deutsche Postbank AG	124,712	3,986,242
Deutsche Telekom AG	2,852,483	38,309,311
#Deutsche Telekom AG Sponsored ADR	3,099,741	41,474,535
*E.ON AG	718,308	21,517,569
Fraport AG	41,329	2,148,510
Generali Deutschland Holding AG	16,774	2,009,647
Hannover Rueckversicherung AG	110,141	5,305,312
Heidelberger Zement AG	201,967	10,234,847
Linde AG	81,709	9,559,723
Munchener Rueckversicherungs-Gesellschaft AG	412,644	57,260,135
Porsche Automobil Holding SE	190,907	9,710,472
Salzgitter AG	79,216	5,313,494
SCA Hygiene Products SE	3,195	1,458,316
Suedzucker AG	11,782	228,528
ThyssenKrupp AG	368,208	10,951,048
#Volkswagen AG	36,942	3,508,874

TOTAL GERMANY		565,075,846

GREECE — (0.1%)
*Agricultural Bank of Greece S.A.	260,649	414,252
*Alpha Bank A.E.	278,473	2,116,093

1211

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*EFG Eurobank Ergasias S.A.	385,650	$2,968,965
Hellenic Petroleum S.A.	355,700	2,793,190
#National Bank of Greece S.A. ADR	619,230	1,795,767
*Piraeus Bank S.A.	121,000	800,547

TOTAL GREECE		10,888,814

HONG KONG — (1.8%)
Cathay Pacific Airways, Ltd.	994,000	2,213,811
Cheung Kong Holdings, Ltd.	2,147,000	25,926,398
*Dah Sing Financial Holdings, Ltd.	139,200	851,877
Great Eagle Holdings, Ltd.	471,721	1,235,020
Hang Lung Group, Ltd.	765,000	4,493,110
#Henderson Land Development Co., Ltd.	1,995,000	12,422,712
Hong Kong & Shanghai Hotels, Ltd.	1,170,337	1,861,248
Hopewell Holdings, Ltd.	689,669	2,180,193
Hutchison Whampoa, Ltd.	5,568,000	36,698,095
Hysan Development Co., Ltd.	1,029,302	3,204,384
New World Development Co., Ltd.	4,223,666	7,552,296
Pacific Basin Shipping, Ltd.	301,000	229,056
Sino Land Co., Ltd.	1,162,182	2,201,446
Sun Hung Kai Properties, Ltd.	734,827	10,792,732
Wharf Holdings, Ltd.	844,990	4,623,905
Wheelock & Co., Ltd.	3,482,000	10,770,945

TOTAL HONG KONG		127,257,228

IRELAND — (0.1%)
#Bank of Ireland P.L.C. Sponsored ADR	184,942	817,444
#CRH P.L.C. Sponsored ADR	283,801	5,968,335

TOTAL IRELAND		6,785,779

ISRAEL — (0.4%)
*Bank Hapoalim B.M.	2,529,478	10,208,833
*Bank Leumi Le-Israel B.M.	3,007,894	12,766,944
*Israel Discount Bank, Ltd.	708,867	1,292,588
*NICE Systems, Ltd. Sponsored ADR	107,741	3,088,934

TOTAL ISRAEL		27,357,299

ITALY — (2.0%)
*Banca Monte Dei Paschi di Siena SpA	5,698,737	7,478,382
Banca Popolare di Milano Scarl	646,616	3,420,487
Banco Popolare Scarl	426,228	2,711,743
Fiat SpA	284,123	3,638,834
Fondiaria - SAI SpA	55,722	595,146
Intesa Sanpaolo SpA	10,741,131	35,451,617
Italcementi SpA	235,678	1,929,593
Telecom Italia SpA	5,476,933	6,970,737
Telecom Italia SpA Sponsored ADR	1,874,500	23,862,385
UniCredit SpA	15,858,749	44,352,930
Unione di Banche Italiane ScpA	1,533,872	16,451,882
#Unipol Gruppo Finanziario SpA	1,822,774	1,374,764

TOTAL ITALY		148,238,500

JAPAN — (17.4%)
#77 Bank, Ltd. (The)	737,372	3,908,095
#AEON Co., Ltd.	1,886,800	20,195,313
Aisin Seiki Co., Ltd.	346,600	9,644,827
Ajinomoto Co., Inc.	1,342,000	12,688,037
Alfresa Holdings Corp.	70,500	3,250,707
Amada Co., Ltd.	644,000	4,197,301
Aozora Bank, Ltd.	943,000	1,249,964

1212

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Asahi Kasei Corp.	692,000	$3,614,606
#Asatsu-DK, Inc.	32,500	779,791
Awa Bank, Ltd. (The)	65,600	400,565
Bank of Iwate, Ltd. (The)	19,600	1,090,208
Bank of Kyoto, Ltd. (The)	666,400	5,551,325
Bank of Yokohama, Ltd. (The)	1,261,000	5,803,269
Bridgestone Corp.	1,639,700	29,296,905
Canon Marketing Japan, Inc.	124,900	1,696,069
#*Casio Computer Co., Ltd.	249,300	1,789,422
Chiba Bank, Ltd. (The)	881,000	5,376,211
Chudenko Corp.	40,900	460,530
Chugoku Bank, Ltd. (The)	337,800	3,931,891
Chuo Mitsui Trust Holdings, Inc.	856,689	3,032,993
Citizen Holdings Co., Ltd.	377,500	2,263,555
Coca-Cola West Co., Ltd.	109,007	1,974,037
Comsys Holdings Corp.	151,700	1,451,810
Cosmo Oil Co., Ltd.	1,212,364	2,886,587
Credit Saison Co., Ltd.	298,900	3,788,538
Dai Nippon Printing Co., Ltd.	1,715,000	20,700,620
Daicel Chemical Industries, Ltd.	515,000	3,639,948
Daido Steel Co., Ltd.	398,000	1,900,562
Daihatsu Motor Co., Ltd.	78,000	917,597
#Dainippon Sumitomo Pharma Co., Ltd.	311,900	2,335,680
Daishi Bank, Ltd. (The)	573,932	1,984,522
Daiwa House Industry Co., Ltd.	916,000	8,995,948
Daiwa Securities Group, Inc.	3,822,000	16,524,992
Denso Corp.	416,588	11,927,905
DIC Corp.	123,000	202,225
*Fuji Heavy Industries, Ltd.	1,318,000	7,241,702
Fuji Television Network, Inc.	961	1,392,885
FUJIFILM Holdings Corp.	1,327,000	41,323,782
Fujikura, Ltd.	624,000	2,933,976
Fukuoka Financial Group, Inc.	1,560,000	6,485,889
Glory, Ltd.	77,800	1,811,250
Gunma Bank, Ltd. (The)	722,397	3,871,546
#*H2O Retailing Corp.	198,000	1,228,759
Hachijuni Bank, Ltd. (The)	993,231	5,671,896
Hakuhodo Dy Holdings, Inc.	31,000	1,572,796
Hankyu Hanshin Holdings, Inc.	475,000	2,146,524
Higo Bank, Ltd. (The)	376,000	2,055,430
#Hiroshima Bank, Ltd. (The)	300,000	1,178,536
Hitachi Capital Corp.	88,300	1,171,161
Hitachi High-Technologies Corp.	118,800	2,270,560
Hitachi Transport System, Ltd.	111,000	1,604,950
*Hitachi, Ltd.	5,329,000	22,115,973
#*Hitachi, Ltd. Sponsored ADR	144,840	6,058,657
Hokkoku Bank, Ltd. (The)	435,409	1,712,716
*Hokuhoku Financial Group, Inc.	2,059,000	3,637,106
#House Foods Corp.	119,500	1,745,829
Hyakugo Bank, Ltd. (The)	475,028	2,087,115
Hyakujishi Bank, Ltd. (The)	329,000	1,233,923
Idemitsu Kosan Co., Ltd.	51,124	3,807,469
#*Inpex Corp.	2,294	11,221,914
Isetan Mitsukoshi Holdings, Ltd.	747,500	7,060,593
ITOCHU Corp.	1,449,200	11,279,025
Iyo Bank, Ltd. (The)	499,000	4,417,143
J Front Retailing Co., Ltd.	928,000	4,188,702
Joyo Bank, Ltd. (The)	1,294,000	5,227,214
JS Group Corp.	561,100	11,307,176
JTEKT Corp.	233,600	2,260,795
Juroku Bank, Ltd.	400,000	1,367,360

1213

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

JAPAN — (Continued)
*JX Holdings, Inc.	5,279,233	$28,597,500
Kagoshima Bank, Ltd. (The)	358,143	2,234,451
#Kajima Corp.	1,481,000	3,516,475
Kamigumi Co., Ltd.	519,000	4,068,179
Kandenko Co., Ltd.	129,000	763,826
Kaneka Corp.	580,542	3,585,217
*Kansai Paint Co., Ltd.	64,000	543,495
*Kawasaki Kisen Kaisha, Ltd.	899,087	3,831,817
*Keiyo Bank, Ltd. (The)	384,000	1,920,635
Kewpie Corp.	131,300	1,574,259
Kinden Corp.	285,000	2,568,922
*Kobe Steel, Ltd.	3,785,000	7,922,670
Kuraray Co., Ltd.	30,500	381,584
Kyocera Corp.	327,900	29,213,531
Kyocera Corp. Sponsored ADR	13,600	1,216,384
Kyowa Hakko Kirin Co., Ltd.	478,000	4,900,847
Mabuchi Motor Co., Ltd.	34,400	1,727,318
Marui Group Co., Ltd.	542,642	3,806,309
Maruichi Steel Tube, Ltd.	75,300	1,500,090
Mazda Motor Corp.	3,005,000	7,257,082
Medipal Holdings Corp.	306,000	3,545,899
#Meiji Holdings Co., Ltd.	144,395	6,196,103
Mitsubishi Chemical Holdings Corp.	2,534,000	13,042,417
Mitsubishi Gas Chemical Co., Inc.	589,000	3,299,576
Mitsubishi Heavy Industries, Ltd.	8,918,000	33,372,403
Mitsubishi Logistics Corp.	205,000	2,352,721
*Mitsubishi Materials Corp.	2,316,000	6,160,410
#Mitsubishi Tanabe Pharma Corp.	655,000	9,579,698
#Mitsubishi UFJ Financial Group, Inc. ADR	4,677,874	23,295,813
Mitsui & Co., Ltd. Sponsored ADR	10,292	2,648,749
Mitsui Chemicals, Inc.	1,443,800	4,269,015
#*Mitsui Engineering & Shipbuilding Co., Ltd.	1,025,000	2,130,923
Mitsui Mining & Smelting Co., Ltd.	359,000	981,436
Mitsui O.S.K. Lines, Ltd.	546,000	3,690,179
Mitsumi Electric Co., Ltd.	137,400	2,293,922
#Mizuho Financial Group, Inc. ADR	349,173	1,127,829
Mizuho Securities Co., Ltd.	1,006,000	2,282,270
MS&AD Insurance Group Holdings, Inc.	746,653	16,522,629
Nagase & Co., Ltd.	235,889	2,585,934
Namco Bandai Holdings, Inc.	315,800	2,823,890
Nanto Bank, Ltd. (The)	323,000	1,681,160
NEC Corp.	5,322,101	14,341,450
Nippon Express Co., Ltd.	1,716,238	6,958,907
Nippon Kayaku Co., Ltd.	6,000	53,940
Nippon Meat Packers, Inc.	379,536	4,979,408
Nippon Paper Group, Inc.	192,200	5,113,620
Nippon Sheet Glass Co., Ltd.	1,171,739	2,880,189
Nippon Shokubai Co., Ltd.	234,000	2,424,515
*Nippon Steel Corp.	856,000	2,919,708
Nippon Television Network Corp.	10,790	1,507,703
Nippon Yusen K.K.	2,826,000	11,936,817
Nishi-Nippon Bank, Ltd.	1,236,569	3,591,810
*Nissan Motor Co., Ltd.	4,831,600	36,992,306
#Nisshin Seifun Group, Inc.	394,500	4,818,569
#Nisshin Steel Co., Ltd.	1,248,000	2,092,242
Nisshinbo Holdings, Inc.	305,000	3,152,955
*NKSJ Holdings, Inc.	1,060,000	6,195,960
NOK Corp.	162,200	2,650,632
*Nomura Real Estate Holdings, Inc.	152,200	1,871,478
NTN Corp.	636,000	2,753,626
Obayashi Corp.	1,650,682	7,030,616

1214

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	$1,061,674
Oji Paper Co., Ltd.	1,769,000	8,537,437
Ono Pharmaceutical Co., Ltd.	92,600	3,836,638
#Onward Holdings Co., Ltd.	278,000	2,089,793
Panasonic Corp. Sponsored ADR	283,054	3,753,296
Panasonic Electric Works Co., Ltd.	575,000	7,289,357
Rengo Co., Ltd.	305,000	1,969,630
Ricoh Co., Ltd.	1,541,000	21,282,539
Rohm Co., Ltd.	206,000	12,982,000
San-in Godo Bank, Ltd. (The)	309,900	2,276,080
*Sankyo Co., Ltd.	57,500	2,811,543
Sapporo Hokuyo Holdings, Inc.	515,300	2,440,962
#SBI Holdings, Inc.	36,710	4,870,374
Seiko Epson Corp.	260,800	3,417,985
Seino Holdings Co., Ltd.	295,000	1,978,577
Sekisui Chemical Co., Ltd.	867,000	5,849,555
#Sekisui House, Ltd.	1,224,000	10,841,805
Seven & I Holdings Co., Ltd.	1,295,500	30,922,403
Sharp Corp.	2,192,000	23,997,417
Shiga Bank, Ltd.	345,185	2,105,623
Shimachu Co., Ltd.	70,700	1,287,476
Shimizu Corp.	1,371,000	5,168,641
#*Shinsei Bank, Ltd.	1,542,000	1,418,442
Shizuoka Bank, Ltd.	919,000	7,636,130
Showa Denko K.K.	1,456,000	2,876,990
Showa Shell Sekiyu K.K.	282,300	2,077,550
SKY Perfect JSAT Holdings, Inc.	3,029	1,070,235
Sohgo Security Services Co., Ltd.	101,300	1,024,369
Sojitz Corp.	2,155,700	3,418,832
Sony Corp.	652,500	20,413,761
Sony Corp. Sponsored ADR	1,801,265	56,235,493
Sumitomo Bakelite Co., Ltd.	347,000	1,807,633
#Sumitomo Chemical Co., Ltd.	1,982,000	8,582,949
Sumitomo Corp.	3,241,900	34,407,925
Sumitomo Electric Industries, Ltd.	2,237,200	26,094,242
Sumitomo Forestry Co., Ltd.	158,000	1,212,696
Sumitomo Heavy Industries, Ltd.	384,000	2,246,669
Sumitomo Mitsui Financial Group, Inc.	327,900	10,105,626
Sumitomo Rubber Industries, Ltd.	230,300	2,276,234
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,528,689
Suzuken Co., Ltd.	126,100	4,408,665
Suzuki Motor Corp.	123,700	2,589,183
*Taiheiyo Cement Corp.	1,638,800	2,219,926
Taisei Corp.	2,041,703	4,076,497
Taisho Pharmaceutical Co., Ltd.	285,000	5,546,439
Takashimaya Co., Ltd.	492,634	3,817,129
Takata Corp.	39,900	785,542
TDK Corp.	188,500	11,358,224
Teijin, Ltd.	1,876,862	5,962,785
Toda Corp.	385,000	1,230,777
Tokai Rika Co., Ltd.	71,500	1,210,360
Tokuyama Corp.	486,000	2,433,274
Tokyo Broadcasting System, Inc.	64,600	823,002
Tokyo Steel Manufacturing Co., Ltd.	194,300	2,321,030
Tokyo Tatemono Co., Ltd.	568,000	1,848,037
Tokyu Land Corp.	38,000	137,966
Toppan Printing Co., Ltd.	1,260,000	10,368,961
#Tosoh Corp.	1,044,000	2,788,368
TOTO, Ltd.	17,000	115,927
Toyo Seikan Kaisha, Ltd.	346,349	5,561,919
Toyobo Co., Ltd.	743,000	1,272,087

1215

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Toyota Auto Body Co., Ltd.	105,100	$1,448,628
*Toyota Motor Corp. Sponsored ADR	478,532	33,607,302
Toyota Tsusho Corp.	477,500	7,251,994
TV Asahi Corp.	755	1,069,729
UNY Co., Ltd.	339,550	2,620,992
Wacoal Corp.	139,000	1,818,320
Yamaguchi Financial Group, Inc.	414,148	3,868,893
Yamaha Corp.	297,100	3,292,406
*Yamato Holdings Co., Ltd.	167,300	2,073,806
*Yamato Kogyo Co., Ltd.	12,200	296,696
Yamazaki Baking Co., Ltd.	152,000	1,926,911
*Yokogawa Electric Corp.	370,400	2,185,663
Yokohama Rubber Co., Ltd.	437,000	2,333,022

TOTAL JAPAN		1,257,298,655

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.7%)
*Aegon NV	3,278,417	19,692,013
Akzo Nobel NV	120,747	7,106,006
#ArcelorMittal NV	2,446,831	74,909,240
*ING Groep NV	3,093,625	29,667,570
#*ING Groep NV Sponsored ADR	1,273,519	12,251,253
Koninklijke Ahold NV	984,473	12,641,684
Koninklijke DSM NV	443,200	21,014,946
Koninklijke Philips Electronics NV	2,870,499	89,235,240
Philips Electronics NV ADR	137,395	4,275,732

TOTAL NETHERLANDS		270,793,684

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	960,736	3,978,964
Fletcher Building, Ltd.	665,798	3,677,561

TOTAL NEW ZEALAND		7,656,525

NORWAY — (0.9%)
DnB NOR ASA Series A	1,603,686	19,844,337
#Marine Harvest ASA	5,002,000	3,759,659
#Norsk Hydro ASA	2,611,753	14,006,524
#Norsk Hydro ASA Sponsored ADR	59,900	327,054
Orkla ASA	2,700,350	22,350,199
*Storebrand ASA	713,900	4,215,650

TOTAL NORWAY		64,503,423

PORTUGAL — (0.1%)
#Banco BPI SA	147,628	327,127
#Banco Comercial Portugues SA	3,941,284	3,402,504
#Banco Espirito Santo SA	747,704	3,575,116
Cimpor Cimentos de Portugal SA	129,009	783,986

TOTAL PORTUGAL		8,088,733

SINGAPORE — (1.5%)
*CapitaLand, Ltd.	4,422,000	12,907,147
DBS Group Holdings, Ltd.	3,167,632	33,619,538
Fraser & Neave, Ltd.	2,502,450	10,122,784
Golden Agri-Resources, Ltd.	13,635,000	5,778,720
#*Neptune Orient Lines, Ltd.	1,079,004	1,631,935
Overseas-Chinese Banking Corp., Ltd.	1,659,203	11,041,608
Singapore Airlines, Ltd.	1,582,600	18,208,179
Singapore Airport Terminal Services, Ltd.	607,078	1,305,999

1216

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Singapore Land, Ltd.	532,000	$2,609,539
United Industrial Corp., Ltd.	1,401,000	2,226,354
UOL Group, Ltd.	1,376,600	4,008,040
*Venture Corp., Ltd.	188,000	1,266,405
#Wheelock Properties, Ltd.	500,000	695,546

TOTAL SINGAPORE		105,421,794

SPAIN — (2.3%)
#Acciona SA	93,126	8,197,958
#Acerinox SA	86,085	1,475,653
#Banco de Sabadell SA	3,378,296	19,183,142
#Banco Espanol de Credito SA	400,117	4,066,720
#Banco Popular Espanol SA	2,732,006	18,051,033
Banco Santander SA	93,255	1,211,487
Banco Santander SA Sponsored ADR	1,523,394	19,453,741
#Cia Espanola de Petroleos SA	15,060	338,320
Criteria Caixacorp SA	2,266,101	11,055,269
#Fomento de Construcciones y Contratas SA	41,871	1,086,779
#Gas Natural SDG SA	583,366	9,740,116
Iberdrola Renovables SA	1,757,347	6,142,882
Mapfre SA	2,629	8,647
#Repsol YPF SA	1,204,043	28,389,992
Repsol YPF SA Sponsored ADR	1,432,181	33,871,081
#*Sacyr Vallehermoso SA	234,792	1,203,567

TOTAL SPAIN		163,476,387

SWEDEN — (3.0%)
*Boliden AB	148,536	1,765,994
Holmen AB Series A	6,300	171,568
#Nordea Bank AB	6,583,962	65,709,237
#Skandinaviska Enskilda Banken AB Series A	2,963,486	20,339,824
#Skandinaviska Enskilda Banken AB Series C	9,800	66,845
#SSAB AB Series A	507,586	7,348,921
SSAB AB Series B	233,785	3,007,330
Svenska Cellulosa AB	57,000	845,469
Svenska Cellulosa AB Series B	1,586,671	22,887,530
Svenska Handelsbanken AB Series A	653,561	18,727,914
#*Swedbank AB Series A	1,162,643	13,270,285
Tele2 AB Series B	633,853	11,243,784
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	952,162	10,473,782
TeliaSonera AB	4,002,024	28,938,277
*Volvo AB Series A	629,517	7,405,312
#*Volvo AB Series B	617,284	7,692,978

TOTAL SWEDEN		219,895,050

SWITZERLAND — (6.7%)
#Adecco SA	351,751	17,934,266
#Baloise Holding AG	200,163	16,038,069
Banque Cantonale Vaudoise AG	7,063	3,149,326
Compagnie Financiere Richemont SA Series A	1,198,104	46,776,022
Credit Suisse Group AG	1,627,939	73,790,304
#Credit Suisse Group AG Sponsored ADR	840,377	38,127,904
Givaudan SA	14,257	13,149,865
#Holcim, Ltd. AG	739,477	49,383,332
*Lonza Group AG	495	38,493
#*Novartis AG ADR	276,392	13,471,346
#PSP Swiss Property AG	95,780	6,321,931
St. Galler Kantonalbank AG	5,534	2,564,187
Swatch Group AG	34,658	10,740,112
Swiss Life Holding AG	123,557	12,983,297

1217

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Swiss Reinsurance Co., Ltd. AG	931,611	$42,900,596
#*UBS AG	3,481,616	59,101,071
Zurich Financial Services AG	322,634	75,295,409

TOTAL SWITZERLAND		481,765,530

UNITED KINGDOM — (17.0%)
*Anglo American P.L.C.	1,042,478	41,220,701
Associated British Foods P.L.C.	1,497,803	24,123,051
Aviva P.L.C.	7,396,866	41,421,065
#Barclays P.L.C. Sponsored ADR	3,792,231	79,143,861
#BP P.L.C. Sponsored ADR	72,482	2,788,383
#*British Airways P.L.C.	3,372,757	11,605,314
Carnival P.L.C.	658,867	23,796,369
#Carnival P.L.C. ADR	241,674	8,796,934
*easyJet P.L.C.	687,918	4,315,441
HSBC Holdings P.L.C. Sponsored ADR	1,739,516	88,854,477
International Power P.L.C.	6,483,180	36,349,911
Investec P.L.C.	663,037	5,145,620
Kazakhmys P.L.C.	690,345	13,154,205
Kingfisher P.L.C.	10,285,817	34,741,863
Legal & General Group P.L.C.	15,055,872	21,135,511
*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	12,285,650
Mondi P.L.C.	1,450,865	10,253,877
Old Mutual P.L.C.	11,201,478	21,235,053
Pearson P.L.C.	729,663	11,344,263
#Pearson P.L.C. Sponsored ADR	1,845,066	28,912,184
#*Resolution, Ltd.	90,026	331,195
Rexam P.L.C.	4,277,874	20,746,681
*Rolls-Royce Group P.L.C.	23,870	217,236
*Royal Bank of Scotland Group P.L.C.	15,142,602	11,854,904
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	333,548	5,256,716
#Royal Dutch Shell P.L.C. ADR	3,028,045	161,758,164
RSA Insurance Group P.L.C.	12,718,743	25,431,721
SABmiller P.L.C.	1,129,335	34,288,358
Sainsbury (J.) P.L.C.	5,529,939	29,827,705
Thomas Cook Group P.L.C.	1,959,918	5,593,232
Tomkins P.L.C. Sponsored ADR	330,800	6,708,624
Vodafone Group P.L.C.	34,976,333	81,553,788
Vodafone Group P.L.C. Sponsored ADR	8,066,329	189,397,405
Whitbread P.L.C.	338,154	7,470,071
William Morrison Supermarkets P.L.C.	8,127,143	33,795,796
*Wolseley P.L.C.	889,796	20,069,554
WPP P.L.C.	1,259,793	13,396,417
WPP P.L.C. Sponsored ADR	30,001	1,599,653
Xstrata P.L.C.	3,843,909	61,145,696

TOTAL UNITED KINGDOM		1,231,066,649

TOTAL COMMON STOCKS		6,506,296,314

RIGHTS/WARRANTS — (0.0%)
UNITED KINGDOM — (0.0%)
*Resolution, Ltd. Rights 08/05/10	1,530,459	2,089,314

1218

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $11,380,000 FHLMC 4.00%, 12/15/38, valued at $11,116,374) to be repurchased at $10,951,173	$10,951	$10,951,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund	719,854,420	$719,854,420
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $739,972) to be repurchased at $725,475	$725	725,463

TOTAL SECURITIES LENDING COLLATERAL		720,579,883

TOTAL INVESTMENTS — (100.0%) (Cost $6,063,409,817)##		$7,239,916,511

1219

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,788,969	$378,560,407	—	$383,349,376
Austria	—	32,885,787	—	32,885,787
Belgium	3,937,347	38,563,170	—	42,500,517
Canada	666,570,633	—	—	666,570,633
Denmark	—	95,663,212	—	95,663,212
Finland	1,749,465	54,475,765	—	56,225,230
France	9,649,636	523,882,027	—	533,531,663
Germany	115,976,609	449,099,237	—	565,075,846
Greece	1,795,767	9,093,047	—	10,888,814
Hong Kong	—	127,257,228	—	127,257,228
Ireland	6,785,779	—	—	6,785,779
Israel	3,088,934	24,268,365	—	27,357,299
Italy	23,862,385	124,376,115	—	148,238,500
Japan	162,736,983	1,094,561,672	—	1,257,298,655
Malaysia	—	—	—	—
Netherlands	16,526,985	254,266,699	—	270,793,684
New Zealand	—	7,656,525	—	7,656,525
Norway	327,054	64,176,369	—	64,503,423
Portugal	—	8,088,733	—	8,088,733
Singapore	1,266,405	104,155,389	—	105,421,794
Spain	54,536,309	108,940,078	—	163,476,387
Sweden	10,473,782	209,421,268	—	219,895,050
Switzerland	51,599,250	430,166,280	—	481,765,530
United Kingdom	585,502,051	645,564,598	—	1,231,066,649
Rights/Warrants
United Kingdom	2,089,314	—	—	2,089,314
Temporary Cash Investments	—	10,951,000	—	10,951,000
Securities Lending Collateral	—	720,579,883	—	720,579,883

TOTAL	$1,723,263,657	$5,516,652,854	—	$7,239,916,511

See accompanying Notes to Schedules of Investments.

1220

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (88.8%)
Consumer Discretionary — (19.8%)
#*ABILIT Corp.	310,400	$298,211
*Accordia Golf Co., Ltd.	1,465	1,366,063
Aeon Fantasy Co., Ltd.	60,432	636,790
Aichi Machine Industry Co., Ltd.	285,000	918,559
Aigan Co., Ltd.	61,600	324,119
Aisan Industry Co., Ltd.	126,600	991,733
#Akebono Brake Industry Co., Ltd.	283,800	1,301,741
Alpen Co., Ltd.	34,000	539,113
*Alpha Corp.	31,700	292,420
*Alpine Electronics, Inc.	197,100	2,378,468
Amiyaki Tei Co., Ltd.	239	652,568
*Amuse, Inc.	29,999	317,172
#*Anrakutei Co., Ltd.	50,000	247,439
AOI Advertising Promotion, Inc.	39,000	202,696
AOKI Holdings, Inc.	109,900	1,640,763
Aoyama Trading Co., Ltd.	163,500	2,584,394
*Arnest One Corp.	103,700	1,163,184
#Asahi Co., Ltd.	19,800	293,839
#*Asahi Tec Corp.	1,821,000	718,362
#Asatsu-DK, Inc.	89,500	2,147,426
#ASKUL Corp.	45,200	887,944
Asti Corp.	46,000	145,131
#*Atom Corp.	139,300	372,491
Atsugi Co., Ltd.	701,000	867,695
Autobacs Seven Co., Ltd.	58,500	2,175,334
Avex Group Holdings, Inc.	145,800	1,840,878
Bals Corp.	147	167,204
*Best Denki Co., Ltd.	224,500	587,614
#Bic Camera, Inc.	1,790	739,639
Bookoff Corp.	22,900	216,454
*Calsonic Kansei Corp.	506,000	1,524,195
#Can Do Co., Ltd.	102	107,400
*Carchs Holdings Co., Ltd.	710,600	214,109
*CHI Group Co., Ltd.	8,500	34,602
#Chiyoda Co., Ltd.	115,900	1,415,298
Chofu Seisakusho Co., Ltd.	93,500	2,006,723
Chori Co., Ltd.	658,000	759,747
Chuo Spring Co., Ltd.	205,000	771,619
#*Clarion Co., Ltd.	470,000	1,008,369
Cleanup Corp.	105,700	618,508
#Colowide Co., Ltd.	200,450	1,058,962
#*Columbia Music Entertainment, Inc.	426,000	143,173
Corona Corp.	81,100	726,786
Cross Plus, Inc.	22,000	205,018
#Culture Convenience Club Co., Ltd.	285,400	1,205,388
#*Daido Metal Co., Ltd.	144,000	495,400
#Daidoh, Ltd.	107,500	870,848
#*Daiei, Inc. (The)	233,150	1,115,902
Daikoku Denki Co., Ltd.	36,900	502,586
Daimaruenawin Co., Ltd.	400	2,892
Dainichi Co., Ltd.	57,700	384,754
Daisyo Corp.	59,500	731,272
#Daiwabo Holdings Co., Ltd.	466,000	964,208
DCM Holdings Co., Ltd.	247,300	1,271,027
Descente, Ltd.	239,000	1,341,914
#Doshisha Co., Ltd.	52,400	1,176,955
Doutor Nichires Holdings Co., Ltd.	134,186	1,751,703
*Dynic Corp.	127,000	215,924

1221

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Discretionary — (Continued)
#Eagle Industry Co., Ltd.	102,000	$729,981
*Econach Co., Ltd.	177,000	77,628
#Edion Corp.	266,500	2,036,935
Exedy Corp.	119,000	3,424,315
F&A Aqua Holdings, Inc.	60,638	563,863
*FCC Co., Ltd.	74,800	1,445,466
Fine Sinter Co., Ltd.	49,000	142,273
#Foster Electric Co., Ltd.	81,900	2,210,334
France Bed Holdings Co., Ltd.	715,000	1,049,642
F-Tech, Inc.	14,300	218,264
Fuji Co., Ltd.	93,300	1,655,959
Fuji Corp, Ltd.	113,900	406,266
#*Fuji Kiko Co., Ltd.	151,000	352,568
#Fuji Kyuko Co., Ltd.	337,000	1,805,046
Fuji Oozx, Inc.	6,000	20,100
Fujibo Holdings, Inc.	134,000	198,420
Fujikura Rubber, Ltd.	74,000	286,076
Fujita Kanko, Inc.	398,100	1,633,796
Fujitsu General, Ltd.	273,000	1,508,570
Funai Electric Co., Ltd.	34,100	1,214,566
Furukawa Battery Co., Ltd.	71,000	469,084
*Futaba Industrial Co., Ltd.	118,600	819,691
G-7 Holdings, Inc.	29,200	177,252
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	322,000	672,137
Genki Sushi Co., Ltd.	19,200	222,664
GEO Co., Ltd.	1,255	1,531,997
#GLOBERIDE, Inc.	433,000	485,271
#*Goldwin, Inc.	175,000	354,647
Gourmet Kineya Co., Ltd.	67,000	399,016
#*GSI Creos Corp.	194,000	237,778
#Gulliver International Co., Ltd.	8,380	411,343
Gunze, Ltd.	624,000	1,939,196
#*H2O Retailing Corp.	181,000	1,123,260
Hakuyosha Co., Ltd.	88,000	261,849
Happinet Corp.	36,100	437,890
Haruyama Trading Co., Ltd.	49,900	224,947
*Haseko Corp.	3,204,000	2,589,515
*Heiwa Corp.	135,800	1,512,915
Hiday Hidaka Corp.	12,600	155,847
Hikari Tsushin, Inc.	79,100	1,427,532
Himaraya Co., Ltd.	35,900	165,162
HIS Co., Ltd.	97,500	2,234,176
#Hitachi Koki Co., Ltd.	165,200	1,468,738
Honeys Co., Ltd.	24,310	407,528
Horipro, Inc.	47,000	362,195
*Hoshizaki Electric Co., Ltd.	9,700	170,209
*I Metal Technology Co., Ltd.	150,000	203,225
Ichibanya Co., Ltd.	10,200	262,082
Ichikawa Co., Ltd.	63,000	107,515
#*Ichikoh Industries, Ltd.	289,000	560,505
#Ikyu Corp.	294	195,060
#Imasen Electric Industrial Co., Ltd.	54,400	707,248
Imperial Hotel, Ltd.	10,250	224,549
#*Impress Holdings, Inc.	112,400	182,260
Intage, Inc.	4,900	95,645
Ishizuka Glass Co., Ltd.	109,000	215,617
*Izuhakone Railway Co., Ltd.	300	18,751
#*Izutsuya Co., Ltd.	350,000	235,072
#*Janome Sewing Machine Co., Ltd.	242,000	182,398
Japan Vilene Co., Ltd.	132,000	583,056

1222

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Discretionary — (Continued)
Japan Wool Textile Co., Ltd. (The)	295,000	$2,203,602
Jeans Mate Corp.	38,208	104,361
*Jidosha Buhin Kogyo Co., Ltd.	82,000	315,342
Joban Kosan Co., Ltd.	221,000	322,193
#Joshin Denki Co., Ltd.	196,000	1,911,283
Juntendo Co., Ltd.	31,000	42,457
#*JVC Kenwood Holdings, Inc.	247,730	846,891
Kabuki-Za Co., Ltd.	39,000	1,607,893
#Kadokawa Holdings, Inc.	88,800	1,852,204
Kanto Auto Works, Ltd.	160,600	1,195,400
#Kappa Create Co., Ltd.	16,350	336,520
Kasai Kogyo Co., Ltd.	119,000	427,015
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	464,077
#*Kawashima Selkon Textiles Co., Ltd.	323,000	231,633
Kayaba Industry Co., Ltd.	660,000	2,600,935
Keihin Corp.	95,900	1,730,308
#Keiyo Co., Ltd.	173,700	932,806
Kentucky Fried Chicken Japan, Ltd.	78,000	1,669,518
#Kimoto Co., Ltd.	6,900	36,925
#*Kinki Nippon Tourist Co., Ltd.	87,000	80,403
#Kinugawa Rubber Industrial Co., Ltd.	198,000	896,075
#Kisoji Co., Ltd.	85,300	1,786,456
Koekisha Co., Ltd.	13,600	220,567
#Kohnan Shoji Co., Ltd.	91,600	990,667
#Kojima Co., Ltd.	103,700	609,211
Komatsu Seiren Co., Ltd.	145,000	558,100
Komeri Co., Ltd.	77,300	1,814,327
Konaka Co., Ltd.	104,960	295,825
Kourakuen Corp.	6,600	91,935
K’s Holdings Corp.	156,927	3,453,968
KU Holdings Co., Ltd.	68,200	233,367
Kura Corp.	54,800	886,840
Kurabo Industries, Ltd.	856,000	1,367,011
Kuraudia Co., Ltd.	4,800	63,383
Kuroganeya Co., Ltd.	14,000	50,969
*Kyoritsu Maintenance Co., Ltd.	46,160	673,694
Kyoto Kimono Yuzen Co., Ltd.	55,700	554,721
Kyowa Leather Cloth Co., Ltd.	73,500	281,732
#*Laox Co., Ltd.	706,000	818,138
#*Look, Inc.	248,000	431,866
*Mamiya-Op Co., Ltd.	285,000	217,194
Marche Corp.	23,000	183,167
#Mars Engineering Corp.	41,000	710,520
*Maruei Department Store Co., Ltd.	142,000	164,441
Maruzen Co., Ltd.	46,000	253,639
#*Matsuya Co., Ltd.	151,800	1,091,080
Matsuya Foods Co., Ltd.	52,500	759,569
Megane TOP Co., Ltd.	28,900	188,113
*Meiko Network Japan Co., Ltd.	2,500	17,726
*Meiwa Industry Co., Ltd.	37,000	54,781
*Mikuni Corp.	108,000	156,212
*Misawa Homes Co., Ltd.	92,600	452,546
Misawa Resort Co., Ltd.	187,000	359,534
*Mitsuba Corp.	143,690	718,770
Mitsui Home Co., Ltd.	146,000	706,886
#Mizuno Corp.	414,000	1,866,619
MOS Food Services, Inc.	109,500	1,876,961
MR Max Corp.	123,800	540,422
*Musashi Seimitsu Industry Co., Ltd.	48,300	997,748
#*Naigai Co., Ltd.	2,705,000	1,342,136
Nexyz Corp.	1,920	67,035

1223

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Discretionary — (Continued)
Nice Holdings, Inc.	327,000	$668,613
Nidec Copal Corp.	95,100	1,505,472
#Nidec Tosok Corp.	61,000	1,359,574
Nifco, Inc.	162,700	3,692,838
Nihon Tokushu Toryo Co., Ltd.	56,000	198,926
Nippon Felt Co., Ltd.	67,200	310,158
*Nippon Piston Ring Co., Ltd.	277,000	375,782
Nippon Seiki Co., Ltd.	148,400	1,627,513
*Nishimatsuya Chain Co., Ltd.	220,900	2,057,648
Nissan Shatai Co., Ltd.	344,023	2,435,863
#Nissen Holdings Co., Ltd.	185,600	682,710
*Nissin Kogyo Co., Ltd.	116,300	1,696,650
Nittan Valve Co., Ltd.	82,800	263,220
*Nitto Kako Co., Ltd.	98,000	74,426
Noritsu Koki Co., Ltd.	85,400	578,505
Omikenshi Co., Ltd.	127,000	77,759
#Onward Holdings Co., Ltd.	300,000	2,255,173
Pacific Industrial Co., Ltd.	181,000	836,498
Pal Co., Ltd.	8,250	332,741
#PanaHome Corp.	383,200	2,350,135
Parco Co., Ltd.	263,300	1,914,611
#Paris Miki Holdings, Inc.	152,500	1,215,904
PGM Holdings K.K.	1,524	934,367
#*PIA Corp.	28,800	257,636
Piolax, Inc.	44,500	851,697
#*Pioneer Electronic Corp.	617,500	2,252,876
*Plenus Co., Ltd.	41,000	635,311
*Point, Inc.	30,720	1,547,242
*Press Kogyo Co., Ltd.	375,000	1,085,650
Resorttrust, Inc.	129,308	1,856,557
#Rhythm Watch Co., Ltd.	443,000	736,958
Right On Co., Ltd.	67,325	402,686
Riken Corp.	345,000	1,201,631
#Ringer Hut Co., Ltd.	67,800	794,900
Riso Kyoiku Co., Ltd.	5,002	252,935
Roland Corp.	88,300	1,044,319
Round One Corp.	120,700	543,020
#Royal Holdings Co., Ltd.	130,600	1,308,357
#*Ryohin Keikaku Co., Ltd.	53,200	1,963,429
#*Sagami Chain Co., Ltd.	77,000	437,820
#*Sagami Co., Ltd.	225,000	322,366
Sagami Rubber Industries Co., Ltd.	11,000	27,502
#Saizeriya Co., Ltd.	139,800	2,628,255
#*Sakai Ovex Co., Ltd.	205,000	331,328
Sanden Corp.	470,000	1,538,831
Sanei-International Co., Ltd.	2,300	29,488
*Sangetsu Co., Ltd.	9,125	200,267
Sankyo Seiko Co., Ltd.	21,000	59,774
Sanoh Industrial Co., Ltd.	114,900	888,310
#Sanrio Co., Ltd.	188,200	2,769,534
Sanyo Housing Nagoya Co., Ltd.	354	332,497
Sanyo Shokai, Ltd.	421,000	1,679,650
Scroll Corp.	77,300	275,555
*Seiko Holdings Corp.	391,407	1,233,042
Seiren Co., Ltd.	213,200	1,286,876
Senshukai Co., Ltd.	157,800	910,627
*Seven Seas Holdings Co., Ltd.	776,000	215,039
Shikibo, Ltd.	497,000	603,249
#Shimachu Co., Ltd.	123,600	2,250,807
*Shimojima Co., Ltd.	2,100	29,712
#Shinyei Kaisha	96,000	181,118

1224

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Discretionary — (Continued)
#Shiroki Corp.	285,000	$648,616
Shobunsha Publications, Inc.	342,100	2,248,538
#Shochiku Co., Ltd.	385,400	2,626,341
*Shoei Co., Ltd.	1,600	15,814
*Showa Corp.	230,200	1,276,698
SKY Perfect JSAT Holdings, Inc.	4,014	1,418,264
SNT Corp.	93,800	243,604
#*Soft99 Corp.	71,500	423,002
Sotoh Co., Ltd.	49,700	462,576
SPK Corp.	16,800	240,767
SRI Sports, Ltd.	12	12,220
St Marc Holdings Co., Ltd.	36,000	1,354,265
Studio Alice Co., Ltd.	20,200	172,911
#Suminoe Textile Co., Ltd.	257,000	479,577
Sumitomo Forestry Co., Ltd.	255,166	1,958,474
*Suzutan Co., Ltd.	9,500	19,058
*SxL Corp.	493,000	314,110
T RAD Co., Ltd.	253,000	701,804
Tac Co., Ltd.	7,600	31,573
Tachikawa Corp.	50,800	211,715
Tachi-S Co., Ltd.	108,140	1,109,470
Tact Home Co., Ltd.	114	95,216
Taiho Kogyo Co., Ltd.	94,600	706,226
Takamatsu Construction Group Co., Ltd.	86,400	1,051,211
Taka-Q Co., Ltd.	51,500	86,204
*Take & Give Needs Co., Ltd.	1,380	81,173
*Takihyo Co., Ltd.	2,000	8,944
Tamron Co., Ltd.	18,200	304,074
*TASAKI & CO., LTD.	626,000	601,753
Taya Co., Ltd.	5,000	39,515
TBK Co., Ltd.	72,000	255,358
*TDF Corp.	11,000	16,124
#Teikoku Piston Ring Co., Ltd.	97,900	773,024
Teikoku Sen-I Co., Ltd.	78,000	429,281
*Telepark Corp.	421	714,875
*Ten Allied Co., Ltd.	50,000	176,169
Tigers Polymer Corp.	59,000	212,934
*Toabo Corp.	130,000	108,051
Toei Co., Ltd.	291,000	1,249,088
*Tokai Kanko Co., Ltd.	505,999	170,411
Tokai Rubber Industries, Ltd.	122,200	1,448,098
*Tokai Senko K.K.	243,000	243,624
#Token Corp.	11,740	339,934
Tokyo Dome Corp.	638,200	1,691,829
#Tokyo Individualized Educational Institute, Inc.	69,100	225,940
Tokyo Kaikan Co., Ltd.	12,000	48,045
Tokyo Soir Co., Ltd.	49,000	109,307
Tokyo Style Co., Ltd.	262,700	2,058,539
Tokyotokeiba Co., Ltd.	790,000	1,116,147
Tokyu Recreation Co., Ltd.	77,000	451,730
#Tomy Co., Ltd.	286,393	2,279,713
#*Tonichi Carlife Group, Inc.	246,000	270,224
Topre Corp.	176,600	1,265,386
Toridoll.corp	125	228,544
*Totenko Co., Ltd.	57,000	95,527
#Touei Housing Corp.	72,740	764,860
Tow Co., Ltd.	5,400	28,099
Toyo Tire & Rubber Co., Ltd.	706,000	1,635,161
Toyobo Co., Ltd.	2,084,000	3,568,007
#*TS Tech Co., Ltd.	134,500	2,111,148
*Tsukamoto Co., Ltd.	52,000	44,488

1225

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Discretionary — (Continued)
Tsutsumi Jewelry Co., Ltd.	47,500	$1,102,015
TV Tokyo Corp.	4,500	86,015
#*Unipres Corp.	78,600	1,314,122
*United Arrows, Ltd.	37,500	455,021
*Unitika, Ltd.	1,629,000	1,412,381
U-Shin, Ltd.	94,500	866,566
Watabe Wedding Corp.	29,500	348,780
#Watami Food Service Co., Ltd.	99,500	1,917,896
Xebio Co., Ltd.	81,400	1,611,229
Yamatane Corp.	54,000	73,745
Yamato International, Inc.	29,800	124,998
Yellow Hat, Ltd.	73,700	509,272
Yokohama Reito Co., Ltd.	175,000	1,259,738
Yomiuri Land Co., Ltd.	229,000	761,253
Yonex Co., Ltd.	40,000	282,663
#Yorozu Corp.	73,500	1,070,114
#Yoshinoya Holdings Co., Ltd.	2,072	2,375,843
#Zenrin Co., Ltd.	124,700	1,275,198
#Zensho Co., Ltd.	282,900	2,637,621

Total Consumer Discretionary		267,341,118

Consumer Staples — (8.8%)
#*Aderans Holdings Co., Ltd.	142,050	1,737,681
*Aeon Hokkaido Corp.	400,200	1,268,306
Ahjikan Co., Ltd.	10,500	97,601
*Ain Pharmaciez, Inc.	14,600	592,021
*Arcs Co., Ltd.	7,500	100,532
#Ariake Japan Co., Ltd.	99,600	1,521,808
Cawachi, Ltd.	78,900	1,460,233
#Chubu Shiryo Co., Ltd.	89,000	601,915
Chuo Gyorui Co., Ltd.	93,000	187,234
#Circle K Sunkus Co., Ltd.	63,700	851,693
Coca-Cola Central Japan Co., Ltd.	106,300	1,386,862
cocokara fine HOLDINGS, Inc.	36,060	731,189
Cosmos Pharmaceutical Corp.	5,100	128,417
CVS Bay Area, Inc.	51,000	68,957
Daikokutenbussan Co., Ltd.	800	24,683
#*Dr Ci:Labo Co., Ltd.	263	802,317
Dydo Drinco, Inc.	47,800	1,784,387
Echo Trading Co., Ltd.	11,000	130,966
Ensuiko Sugar Refining Co., Ltd.	103,000	170,344
Fancl Corp.	152,800	2,290,972
#*First Baking Co., Ltd.	183,000	250,596
Fuji Oil Co., Ltd.	166,800	2,456,705
Fujicco Co., Ltd.	117,600	1,391,823
#*Fujiya Co., Ltd.	474,000	937,923
Hagoromo Foods Corp.	40,000	531,605
Harashin Narus Holdings Co., Ltd.	61,500	696,736
*Hayashikane Sangyo Co., Ltd.	299,000	328,409
Heiwado Co., Ltd.	146,600	1,824,545
Hohsui Corp.	120,000	164,863
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	423,012
Hokuto Corp.	101,600	2,002,183
Inageya Co., Ltd.	175,000	1,846,865
#ITO EN, Ltd.	102,700	1,612,459
Itochu-Shokuhin Co., Ltd.	26,500	882,588
Itoham Foods, Inc.	642,800	2,379,002
Izumiya Co., Ltd.	292,000	1,282,167
J-Oil Mills, Inc.	457,000	1,366,993
#Kameda Seika Co., Ltd.	70,000	1,370,593
Kasumi Co., Ltd.	196,100	1,036,104

1226

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Staples — (Continued)
Kato Sangyo Co., Ltd.	104,800	$1,590,930
#Key Coffee, Inc.	75,000	1,324,962
Kirindo Co., Ltd.	28,300	130,292
*Kose Corp.	33,800	783,920
Kyodo Shiryo Co., Ltd.	330,000	385,632
Kyokuyo Co., Ltd.	370,000	771,257
Life Corp.	183,400	2,779,464
Lion Corp.	3,000	15,224
#Mandom Corp.	81,100	2,250,111
Marudai Food Co., Ltd.	443,000	1,304,533
#Maruetsu, Inc. (The)	381,000	1,374,601
Maruha Nichiro Holdings, Inc.	1,589,069	2,542,495
*Maruya Co., Ltd.	10,400	16,822
Matsumotokiyoshi Holdings Co., Ltd.	14,600	325,255
*Maxvalu Tohok Co., Ltd.	18,200	126,648
Maxvalu Tokai Co., Ltd.	59,400	689,622
#Megmilk Snow Brand Co., Ltd.	178,400	3,311,651
#Meito Sangyo Co., Ltd.	55,600	777,609
#Mercian Corp.	350,000	624,922
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,379,474
#Milbon Co., Ltd.	42,740	1,064,003
#Ministop Co., Ltd.	66,700	922,770
#Mitsui Sugar Co., Ltd.	434,850	1,512,819
Miyoshi Oil & Fat Co., Ltd.	261,000	406,840
Morinaga & Co., Ltd.	886,000	2,029,267
Morinaga Milk Industry Co., Ltd.	843,000	3,199,657
Morishita Jinton Co., Ltd.	47,800	132,342
Morozoff, Ltd.	108,000	349,777
Nagatanien Co., Ltd.	111,000	1,084,851
#Nakamuraya Co., Ltd.	203,000	1,012,921
#Nichimo Co., Ltd.	112,000	179,938
Nichirei Corp.	511,000	2,200,172
Nihon Chouzai Co., Ltd.	22,380	831,685
Niitaka Co., Ltd.	7,260	73,160
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,151,822
Nippon Flour Mills Co., Ltd.	557,000	2,896,878
#*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	333,338
Nippon Suisan Kaisha, Ltd.	608,100	2,070,483
Nisshin Oillio Group, Ltd. (The)	525,000	2,625,450
Nissin Sugar Manufacturing Co., Ltd.	149,000	309,962
Nitto Flour Milling Co., Ltd.	64,000	235,663
#Oenon Holdings, Inc.	247,000	532,112
Oie Sangyo Co., Ltd.	20,900	189,905
Okuwa Co., Ltd.	111,000	1,045,653
Olympic Corp.	65,000	475,291
Oriental Yeast Co., Ltd.	101,000	566,428
Pietro Co., Ltd.	10,300	98,175
#Pigeon Corp.	67,800	2,497,694
Poplar Co., Ltd.	25,760	151,932
Prima Meat Packers, Ltd.	671,000	751,574
#Riken Vitamin Co., Ltd.	79,200	2,208,990
#Rock Field Co., Ltd.	47,000	655,120
Ryoshoku, Ltd.	99,500	2,451,471
S Foods, Inc.	70,000	588,551
#Sakata Seed Corp.	157,400	2,117,779
San-A Co., Ltd.	1,300	47,780
Shoei Foods Corp.	44,000	261,957
Showa Sangyo Co., Ltd.	502,000	1,556,286
Sogo Medical Co., Ltd.	23,000	625,795
Sonton Food Industry Co., Ltd.	43,000	334,662
Starzen Co., Ltd.	279,000	775,662

1227

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Staples — (Continued)
#Sugi Holdings Co., Ltd.	60,000	$1,315,792
Takara Holdings, Inc.	429,000	2,314,999
Three F Co., Ltd.	17,700	114,530
Tobu Store Co., Ltd.	215,000	627,231
#TOHO Co., Ltd.	158,000	565,277
Tohto Suisan Co., Ltd.	120,000	192,888
Torigoe Co., Ltd. (The)	84,500	693,862
#Toyo Sugar Refining Co., Ltd.	157,000	190,481
Tsukiji Uoichiba Co., Ltd.	57,000	80,136
Tsuruha Holdings, Inc.	45,200	1,739,486
*Unicafe, Inc.	15,060	87,636
Unimat Offisco Corp.	1,100	17,061
UNY Co., Ltd.	73,200	565,032
Uoriki Co., Ltd.	400	5,170
Valor Co., Ltd.	167,200	1,311,937
Warabeya Nichiyo Co., Ltd.	51,360	624,451
Yaizu Suisankagaku Industry Co., Ltd.	41,000	478,017
Yaoko Co., Ltd.	39,500	1,135,412
Yomeishu Seizo Co., Ltd.	100,000	942,638
Yonekyu Corp.	96,000	840,099
Yuasa Funashoku Co., Ltd.	112,000	253,787
#Yukiguni Maitake Co., Ltd.	104,256	627,881
Yutaka Foods Corp.	6,000	96,853

Total Consumer Staples		118,605,984

Energy — (1.0%)
#*AOC Holdings, Inc.	139,600	659,619
BP Castrol K.K.	69,800	247,604
#*Fuji Kosan Co., Ltd.	264,000	212,804
Itochu Enex Co., Ltd.	290,000	1,452,382
Japan Oil Transportation Co., Ltd.	79,000	171,791
Kanto Natural Gas Development Co., Ltd.	147,000	745,485
Kyoei Tanker Co., Ltd.	115,000	233,610
Mitsuuroko Co., Ltd.	169,100	1,025,330
Modec, Inc.	73,200	1,123,842
#Nippon Gas Co., Ltd.	148,900	2,213,965
Nippon Seiro Co., Ltd.	64,000	208,675
Sala Corp.	129,500	783,252
San-Ai Oil Co., Ltd.	259,000	1,003,297
#Shinko Plantech Co., Ltd.	154,000	1,429,895
Sinanen Co., Ltd.	239,000	989,986
*Toa Oil Co., Ltd.	360,000	387,679
Toyo Kanetsu K.K.	466,000	731,206

Total Energy		13,620,422

Financials — (9.7%)
Aichi Bank, Ltd. (The)	35,900	2,273,623
Airport Facilities Co., Ltd.	120,570	438,621
Akita Bank, Ltd. (The)	679,400	2,268,636
#Aomori Bank, Ltd. (The)	622,000	1,510,748
*Arealink Co., Ltd.	2,605	116,832
Awa Bank, Ltd. (The)	244,000	1,489,905
Bank of Iwate, Ltd. (The)	57,200	3,181,627
Bank of Nagoya, Ltd. (The)	471,297	1,643,009
Bank of Okinawa, Ltd. (The)	88,100	2,837,165
Bank of Saga, Ltd. (The)	591,000	1,730,265
Bank of the Ryukyus, Ltd.	121,780	1,357,590
#*Cedyna Financial Corp.	577,450	1,012,957
Century Tokyo Leasing Corp.	277,390	3,323,374
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,138,013
Chukyo Bank, Ltd. (The)	682,000	2,043,418

1228

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Financials — (Continued)
Daibiru Corp.	147,300	$1,106,259
Daiko Clearing Services Corp.	49,700	180,217
*Daikyo, Inc.	948,000	1,580,665
Daisan Bank, Ltd. (The)	621,000	1,813,259
Daishi Bank, Ltd. (The)	658,000	2,275,210
Daito Bank, Ltd. (The)	485,000	347,998
Ehime Bank, Ltd. (The)	608,000	1,566,760
Eighteenth Bank, Ltd. (The)	628,000	1,759,605
FIDEA Holdings Co., Ltd.	38,700	73,037
*Fuji Fire & Marine Insurance Co., Ltd.	526,000	715,795
Fukui Bank, Ltd. (The)	841,000	2,680,987
Fukushima Bank, Ltd.	836,000	482,549
Fuyo General Lease Co., Ltd.	80,800	1,851,998
#*Goldcrest Co., Ltd.	55,870	1,140,877
Heiwa Real Estate Co., Ltd.	248,000	592,938
Higashi-Nippon Bank, Ltd.	626,000	1,204,478
Higo Bank, Ltd. (The)	301,000	1,645,437
Hokkoku Bank, Ltd. (The)	726,000	2,855,778
Hokuetsu Bank, Ltd. (The)	875,000	1,444,940
Hyakugo Bank, Ltd. (The)	596,609	2,621,301
Hyakujishi Bank, Ltd. (The)	534,000	2,002,781
*IBJ Leasing Co., Ltd.	82,100	1,541,761
Ichiyoshi Securities Co., Ltd.	156,000	1,035,493
Iida Home Max	48,100	410,833
Juroku Bank, Ltd.	496,000	1,695,527
*kabu.com Securities Co., Ltd.	263,600	1,218,381
Kagoshima Bank, Ltd. (The)	128,000	798,591
Keihanshin Real Estate Co., Ltd.	6,100	28,220
*Keiyo Bank, Ltd. (The)	96,000	480,159
#*Kenedix, Inc.	1,849	310,582
Kirayaka Bank, Ltd.	98,000	88,704
Kita-Nippon Bank, Ltd. (The)	29,706	721,660
Kiyo Holdings, Inc.	2,135,900	2,844,163
Kobayashi Yoko Co., Ltd.	265,200	776,530
Kosei Securities Co., Ltd.	295,000	295,401
Kyokuto Securities Co., Ltd.	38,700	314,792
#*Leopalace21 Corp.	391,985	864,997
Marusan Securities Co., Ltd.	256,000	1,432,615
Michinoku Bank, Ltd. (The)	524,000	1,059,334
Minato Bank, Ltd. (The)	1,025,000	1,528,124
Mito Securities Co., Ltd.	254,000	488,710
Miyazaki Bank, Ltd. (The)	529,000	1,439,599
#*Mizuho Investors Securities Co., Ltd.	1,395,500	1,417,229
#Monex Group, Inc.	4,629	1,911,364
*Musashino Bank, Ltd.	92,100	2,595,832
Nagano Bank, Ltd. (The)	314,000	611,674
Nanto Bank, Ltd. (The)	68,000	353,928
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	221,502
Nisshin Fudosan Co., Ltd.	99,000	666,485
Ogaki Kyoritsu Bank, Ltd. (The)	771,000	2,450,751
Oita Bank, Ltd. (The)	515,900	1,613,593
Okasan Securities Group, Inc.	594,000	2,242,789
Ricoh Leasing Co., Ltd.	75,300	1,813,405
#RISA Partners, Inc.	491	215,824
San-in Godo Bank, Ltd. (The)	215,000	1,579,081
Sankei Building Co., Ltd.	172,600	904,543
Sapporo Hokuyo Holdings, Inc.	344,600	1,632,360
Shikoku Bank, Ltd.	750,000	2,394,283
#Shimizu Bank, Ltd.	32,100	1,335,486
#*Sumitomo Real Estate Sales Co., Ltd.	33,200	1,360,944

1229

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Financials — (Continued)
*Sun Frontier Fudousan Co., Ltd.	208	$28,054
Takagi Securities Co., Ltd.	206,000	311,890
TOC Co., Ltd.	417,650	1,538,921
Tochigi Bank, Ltd.	424,000	1,745,883
Toho Bank, Ltd.	808,200	2,371,919
Toho Real Estate Co., Ltd.	146,600	749,346
Tohoku Bank, Ltd.	389,000	616,402
Tokai Tokyo Financial Holdings, Inc.	898,000	3,257,336
Tokyo Rakutenchi Co., Ltd.	222,000	862,838
Tokyo Tatemono Co., Ltd.	1,719,000	5,592,914
*Tokyo Tatemono Real Estate Sales Co., Ltd.	2,300	6,849
Tokyo Theatres Co., Inc.	290,000	403,136
Tokyo Tomin Bank, Ltd.	110,100	1,206,308
Tokyu Livable, Inc.	98,500	980,459
Tomato Bank, Ltd.	397,000	793,543
#*TOMONY Holdings, Inc.	536,550	1,962,496
Tottori Bank, Ltd.	328,000	853,783
Towa Bank, Ltd.	884,000	786,060
Toyo Securities Co., Ltd.	307,000	496,201
*Tsukuba Bank, Ltd.	188,800	495,747
Yachiyo Bank, Ltd. (The)	1,400	27,053
Yamagata Bank, Ltd.	584,500	2,735,962
Yamanashi Chuo Bank, Ltd.	423,000	1,703,928

Total Financials		130,530,929

Health Care — (3.7%)
Aloka Co., Ltd.	83,300	585,095
As One Corp.	68,868	1,278,550
ASKA Pharmaceutical Co., Ltd.	101,000	708,874
*BML, Inc.	25,200	553,967
CMIC Co., Ltd.	200	59,042
Create Medic Co., Ltd.	28,000	270,823
Eiken Chemical Co., Ltd.	78,900	716,068
#EPS Co., Ltd.	91	235,871
FALCO SD HOLDINGS Co., Ltd.	34,300	320,112
#Fuso Pharmaceutical Industries, Ltd.	320,000	1,011,232
Hitachi Medical Corp.	81,000	657,844
Hogy Medical Co., Ltd.	49,000	2,348,714
Iwaki & Co., Ltd.	55,000	125,983
*J Bridge Corp.	560,000	64,471
Japan Medical Dynamic Marketing, Inc.	44,900	115,266
#Jeol, Ltd.	258,000	873,811
JMS Co., Ltd.	126,000	474,733
Kaken Pharmaceutical Co., Ltd.	335,000	3,311,171
Kawanishi Holdings, Ltd.	7,400	63,264
Kawasumi Laboratories, Inc.	45,000	294,442
Kissei Pharmaceutical Co., Ltd.	78,000	1,496,461
*KYORIN Holdings, Inc.	177,000	2,472,174
#*M3, Inc.	245	1,110,709
Mochida Pharmaceutical Co., Ltd.	125,000	1,256,206
*Nagaileben Co., Ltd.	3,500	85,424
#Nichii Gakkan Co.	218,400	1,883,327
Nihon Kohden Corp.	151,200	2,794,179
#Nikkiso Co., Ltd.	237,000	1,839,522
#Nippon Chemiphar Co., Ltd.	131,000	446,028
Nippon Shinyaku Co., Ltd.	229,000	2,809,886
Nipro Corp.	180,100	3,499,112
Nissui Pharmaceutical Co., Ltd.	66,100	515,841
Paramount Bed Co., Ltd.	82,000	1,925,796
Rion Co., Ltd.	5,000	28,658
Rohto Pharmaceutical Co., Ltd.	89,000	1,091,717

1230

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Health Care — (Continued)
#*Sawai Pharmaceutical Co., Ltd.	28,300	$2,511,879
Seikagaku Corp.	173,000	1,742,339
Shin Nippon Biomedical Laboratories, Ltd.	3,400	14,508
SHIP HEALTHCARE HOLDINGS, Inc.	940	630,793
*Toho Holdings Co., Ltd.	99,200	1,477,770
Torii Pharmaceutical Co., Ltd.	62,700	1,029,189
Towa Pharmaceutical Co., Ltd.	42,300	2,495,413
Vital KSK Holdings, Inc.	142,400	822,099
#Wakamoto Pharmaceutical Co., Ltd.	100,000	332,083
#ZERIA Pharmaceutical Co., Ltd.	117,000	1,290,685

Total Health Care		49,671,131

Industrials — (23.6%)
*A&A Material Corp.	235,000	175,445
Advan Co., Ltd.	99,400	683,027
*Advanex, Inc.	73,000	86,769
#*Aeon Delight Co., Ltd.	85,400	1,661,427
Aica Kogyo Co., Ltd.	233,500	2,666,346
Aichi Corp.	132,000	502,032
Aida Engineering, Ltd.	261,000	1,027,309
Airtech Japan, Ltd.	19,900	102,379
Alps Logistics Co., Ltd.	52,500	538,309
Altech Co., Ltd.	23,000	83,974
Altech Corp.	37,150	274,333
Amano Corp.	268,700	2,197,400
Ando Corp.	257,000	315,640
Anest Iwata Corp.	149,000	498,033
Asahi Diamond Industrial Co., Ltd.	228,000	3,647,538
Asahi Holdings, Inc.	110,750	2,291,355
Asahi Kogyosha Co., Ltd.	99,000	397,609
*Asanuma Corp.	977,000	632,098
Asia Air Survey Co., Ltd.	32,000	80,029
Asunaro Aoki Construction Co., Ltd.	166,500	712,821
Ataka Construction & Engineering Co., Ltd.	60,000	159,043
Bando Chemical Industries, Ltd.	332,000	1,089,944
Benefit One, Inc.	3	2,209
#Bidec Servo Corp.	78,000	420,101
Biken Techno Corp.	14,100	67,602
Bunka Shutter Co., Ltd.	227,000	596,675
Central Glass Co., Ltd.	601,000	2,317,107
Central Security Patrols Co., Ltd.	44,700	416,068
Chudenko Corp.	130,500	1,469,417
Chugai Ro Co., Ltd.	327,000	846,426
CKD Corp.	229,700	1,517,388
Commuture Corp.	137,202	788,435
Comsys Holdings Corp.	183,000	1,751,359
Cosel Co., Ltd.	110,200	1,609,383
CTI Engineering Co., Ltd.	44,000	211,923
Dai-Dan Co., Ltd.	156,000	788,419
Daido Kogyo Co., Ltd.	145,000	244,593
Daifuku Co., Ltd.	231,000	1,348,122
Daihen Corp.	428,000	1,818,070
Daiho Corp.	878,000	702,228
#*Daiichi Chuo Kisen Kaisha	337,000	935,223
Daiichi Jitsugyo Co., Ltd.	180,000	531,429
Daimei Telecom Engineering Corp.	140,000	1,059,370
#Daiseki Co., Ltd.	143,463	2,922,337
*Daisue Construction Co., Ltd.	271,500	107,272
Daiwa Industries, Ltd.	169,000	818,323
Daiwa Odakyu Construction Co., Ltd.	63,500	184,934
*Danto Holdings Corp.	475,000	483,110

1231

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
Denyo Co., Ltd.	90,600	$631,707
*Dijet Industrial Co., Ltd.	80,000	107,009
DMW Corp.	4,800	88,842
#*Dream Incubator, Inc.	168	99,740
*Duskin Co., Ltd.	166,700	2,960,743
#*Enshu, Ltd.	142,000	157,196
Freesia Macross Corp.	1,355,000	234,357
*Fujisash Co., Ltd.	49,300	21,031
Fujitec Co., Ltd.	304,000	1,583,296
Fukuda Corp.	657,000	1,031,462
*Fukusima Industries Corp.	29,700	271,294
Fukuyama Transporting Co., Ltd.	418,400	2,011,651
Funai Consulting Co., Ltd.	99,300	590,664
*Furukawa Co., Ltd.	1,317,000	1,403,221
#Furusato Industries, Ltd.	50,600	288,824
Futaba Corp.	146,800	2,649,311
Gecoss Corp.	113,600	415,335
*Hamai Co., Ltd.	92,000	163,761
Hanwa Co., Ltd.	697,000	2,814,179
*Hazama Corp.	285,800	244,483
Hibiya Engineering, Ltd.	120,300	1,053,183
Hitachi Cable, Ltd.	404,000	1,106,449
Hitachi Metals Techno, Ltd.	57,500	253,196
Hitachi Tool Engineering, Ltd.	94,000	1,004,299
Hitachi Transport System, Ltd.	27,400	396,177
#Hitachi Zosen Corp.	2,174,500	3,091,646
Hokuetsu Industries Co., Ltd.	85,000	133,697
Hokuriku Electrical Construction Co., Ltd.	56,000	152,153
Hosokawa Micron Corp.	133,000	480,682
#*Howa Machinery, Ltd.	379,000	360,129
Ichiken Co., Ltd.	87,000	107,680
*ICHINEN HOLDINGS CO., LTD.	71,100	307,264
Idec Corp.	130,900	1,313,355
IHI Transport Machinery Co., Ltd.	73,000	303,482
#Iino Kaiun Kaisha, Ltd.	334,300	1,685,993
Inaba Denki Sangyo Co., Ltd.	82,100	2,033,599
Inaba Seisakusho Co., Ltd.	60,800	623,714
Inabata & Co., Ltd.	195,600	909,844
Inui Steamship Co., Ltd.	80,800	518,556
#*Iseki & Co., Ltd.	718,000	1,867,542
#Ishii Iron Works Co., Ltd.	110,000	191,738
#*Ishikawa Seisakusho, Ltd.	101,000	80,384
Ishikawajima Construction Materials Co., Ltd.	202,000	203,496
Itoki Corp.	174,200	502,897
#Iwatani International Corp.	847,000	2,383,779
#*Jalux, Inc.	43,300	306,364
Jamco Corp.	82,000	631,929
*Japan Airport Terminal Co., Ltd.	105,000	1,617,215
*Japan Bridge Corp.	25,900	51,238
Japan Foundation Engineering Co., Ltd.	95,600	208,680
Japan Kenzai Co., Ltd.	93,440	327,959
Japan Pulp & Paper Co., Ltd.	462,000	1,561,498
Japan Steel Tower Co., Ltd.	44,000	136,511
Japan Transcity Corp.	231,000	687,378
JFE Shoji Holdings, Inc.	311,000	1,276,925
K.R.S. Corp.	38,200	388,649
Kamei Corp.	118,000	525,391
Kanaden Corp.	118,000	634,795
Kanagawa Chuo Kotsu Co., Ltd.	192,000	984,109
Kanamoto Co., Ltd.	112,000	554,997
Kandenko Co., Ltd.	127,000	751,983

1232

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
*Kanematsu Corp.	1,442,625	$1,151,937
#*Kanematsu-NNK Corp.	113,000	155,436
Katakura Industries Co., Ltd.	109,900	997,333
Kato Works Co., Ltd.	197,000	401,455
#KAWADA TECHNOLOGIES, Inc.	104,500	1,791,672
Kawagishi Bridge Works Co., Ltd.	38,000	109,408
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	312,157
Keihin Co., Ltd. (The)	199,000	220,436
#Kimura Chemical Plants Co., Ltd.	59,400	416,865
#Kinki Sharyo Co., Ltd.	176,000	823,906
Kintetsu World Express, Inc.	89,200	2,206,047
#*Kitagawa Iron Works Co., Ltd.	335,000	531,134
Kitano Construction Corp.	252,000	618,504
Kitazawa Sangyo Co., Ltd.	54,500	114,035
Kitz Corp.	397,000	1,987,040
Kodensha Co., Ltd. (The)	25,000	54,823
Koike Sanso Kogyo Co., Ltd.	152,000	414,604
*Koito Industries, Ltd.	102,000	184,409
Kokuyo Co., Ltd.	185,825	1,502,904
Komai Tekko, Inc.	109,000	211,595
Komatsu Wall Industry Co., Ltd.	32,900	330,791
Komori Corp.	141,500	1,460,879
Kondotec, Inc.	40,500	282,762
*Kosaido Co., Ltd.	364,000	613,009
*Kumagai Gumi Co., Ltd.	583,800	398,395
Kuroda Electric Co., Ltd.	109,900	1,544,697
Kyodo Printing Co., Ltd.	303,000	729,986
Kyoei Sangyo Co., Ltd.	97,000	184,755
Kyokuto Boeki Kaisha, Ltd.	58,000	85,188
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	501,441
Kyosan Electric Manufacturing Co., Ltd.	213,000	939,456
Kyowa Exeo Corp.	301,100	2,782,891
Kyudenko Corp.	195,000	1,068,703
*Lonseal Corp.	116,000	115,065
Maeda Corp.	587,000	1,562,494
Maeda Road Construction Co., Ltd.	274,000	2,213,091
*Maezawa Industries, Inc.	35,700	67,138
Maezawa Kasei Industries Co., Ltd.	50,700	501,544
Maezawa Kyuso Industries Co., Ltd.	50,400	608,204
*Makino Milling Machine Co., Ltd.	322,000	1,938,126
Marubeni Construction Material Lease Co., Ltd.	75,000	93,704
Maruka Machinery Co., Ltd.	28,100	198,001
Maruwn Corp.	66,000	168,056
#*Maruyama Manufacturing Co, Inc.	150,000	290,796
Maruzen Showa Unyu Co., Ltd.	314,000	1,027,885
#Matsuda Sangyo Co., Ltd.	77,482	1,216,537
Matsui Construction Co., Ltd.	98,600	385,592
Max Co., Ltd.	181,000	2,159,792
#*Meidensha Corp.	732,050	2,274,914
*Meiji Machine Co., Ltd.	76,000	21,103
#Meiji Shipping Co., Ltd.	106,100	456,522
Meitec Corp.	130,100	2,191,482
Meito Transportation Co., Ltd.	22,000	190,052
*Meiwa Trading Co., Ltd.	140,000	363,218
Mesco, Inc.	30,000	162,977
Mitani Corp.	52,600	344,416
Mitsubishi Kakoki Kaisha, Ltd.	229,000	513,244
Mitsubishi Pencil Co., Ltd.	111,800	1,633,754
Mitsuboshi Belting, Ltd.	274,000	1,241,133
#Mitsui Matsushima Co., Ltd.	338,000	534,991
#Mitsui-Soko Co., Ltd.	463,000	1,625,713

1233

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
Mitsumura Printing Co., Ltd.	93,000	$321,400
#Miura Co., Ltd.	131,300	3,091,217
Miura Printing Corp.	19,000	30,601
#*Miyaji Engineering Group, Inc.	1,567,175	1,400,070
#*Miyakoshi Corp.	48,400	223,424
*Mori Denki Mfg. Co., Ltd.	625,000	57,566
#*Mori Seiki Co., Ltd.	268,800	2,628,023
Morita Holdings Corp.	156,000	813,941
Moshi Moshi Hotline, Inc.	104,400	2,180,083
Mystar Engineering Corp.	15,600	63,393
Nac Co., Ltd.	28,900	314,659
#Nachi-Fujikoshi Corp.	588,000	1,749,566
Naikai Zosen Corp.	75,000	266,966
*Nakano Corp.	103,000	260,067
Narasaki Sangyo Co., Ltd.	56,000	61,114
NEC Capital Solutions, Ltd.	45,100	565,014
*NEC Networks & System Integration Corp.	104,600	1,358,609
New Tachikawa Aircraft Co., Ltd.	9,900	612,554
Nichias Corp.	416,000	1,698,472
Nichiban Co., Ltd.	122,000	426,895
Nichiha Corp.	92,880	789,101
Nichireki Co., Ltd.	96,000	462,264
Nihon M&A Center, Inc.	27	86,118
*Nihon Spindle Manufacturing Co., Ltd.	115,000	253,068
Nikko Co., Ltd.	127,000	346,721
Nippo Corp.	244,000	1,695,131
#Nippon Carbon Co., Ltd.	396,000	1,130,710
Nippon Conveyor Co., Ltd.	168,000	157,195
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,819,498
Nippon Denwa Shisetu Co., Ltd.	203,000	633,065
Nippon Filcon Co., Ltd.	73,100	371,712
Nippon Hume Corp.	91,000	269,518
Nippon Jogesuido Sekkei Co., Ltd.	289	325,667
Nippon Kanzai Co., Ltd.	47,000	777,393
Nippon Koei Co., Ltd.	272,000	768,349
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,932,007
Nippon Seisen Co., Ltd.	107,000	561,778
#Nippon Sharyo, Ltd.	211,000	979,071
Nippon Shindo Co., Ltd.	8,000	11,825
Nippon Signal Co., Ltd.	206,800	1,549,055
#Nippon Steel Trading Co., Ltd.	280,000	813,242
Nippon Thompson Co., Ltd.	255,000	1,684,216
*Nippon Tungsten Co., Ltd.	81,000	131,190
*Nippon Yusoki Co., Ltd.	138,000	339,730
Nishimatsu Construction Co., Ltd.	954,000	1,174,932
Nishishiba Electric Co., Ltd.	101,000	168,008
Nissei Corp.	104,600	778,730
*Nissei Plastic Industrial Co., Ltd.	378,800	1,106,941
#Nissha Printing Co., Ltd.	50,300	1,362,431
Nissin Corp.	336,000	763,910
*Nissin Electric Co., Ltd.	98,000	474,008
Nitchitsu Co., Ltd.	58,000	129,121
Nitta Corp.	101,200	1,573,934
#Nitto Boseki Co., Ltd.	847,000	1,948,387
Nitto Kogyo Corp.	143,400	1,286,064
#Nitto Kohki Co., Ltd.	68,300	1,519,364
Nitto Seiko Co., Ltd.	122,000	411,423
*Nittoc Construction Co., Ltd.	316,000	189,788
*Noda Corp.	169,300	365,118
Nomura Co., Ltd.	205,000	695,314
Noritake Co., Ltd.	510,000	1,825,476

1234

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
Noritz Corp.	83,000	$1,509,399
#*Oak Capital Corp.	55,735	74,736
Obayashi Road Corp.	106,000	217,145
Oiles Corp.	117,242	1,930,409
*Okamoto Machine Tool Works, Ltd.	163,000	248,857
#Okamura Corp.	273,900	1,594,843
#Okano Valve Manufacturing Co.	58,000	510,238
#*Oki Electric Cable Co., Ltd.	90,000	152,949
#*OKK Corp.	255,000	398,633
#*OKUMA Corp.	383,000	2,303,608
Okumura Corp.	716,400	2,564,064
O-M, Ltd.	105,000	303,696
Onoken Co., Ltd.	58,900	522,506
Organo Corp.	155,000	992,491
*Oriental Shiraishi Corp.	442,800	—
*Original Engineering Consultants Co., Ltd.	61,500	81,003
OSG Corp.	180,200	1,979,979
Oyo Corp.	101,300	766,664
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	212,820
Park24 Co., Ltd.	131,900	1,411,824
Pasco Corp.	23,000	48,419
Pasona Group, Inc.	18	11,131
Penta-Ocean Construction Co., Ltd.	841,000	1,157,633
Pilot Corp.	730	1,258,893
Pronexus, Inc.	133,200	690,364
Raito Kogyo Co., Ltd.	193,700	422,946
Rheon Automatic Machinery Co., Ltd.	64,000	174,936
*Ryobi, Ltd.	548,200	1,796,114
*Sailor Pen Co., Ltd.	110,000	79,994
Sakai Heavy Industries, Ltd.	126,000	191,824
*Sakurada Co., Ltd.	57,000	14,505
#*Sanix, Inc.	157,400	257,193
Sanki Engineering Co., Ltd.	245,000	1,936,919
#Sanko Metal Industrial Co., Ltd.	118,000	224,796
*Sankyo-Tateyama Holdings, Inc.	1,095,000	1,323,489
*Sankyu, Inc.	680,000	2,861,736
Sanritsu Corp.	16,700	107,473
Sanwa Holdings Corp.	500,000	1,598,973
Sanyo Denki Co., Ltd.	201,000	1,064,471
Sanyo Engineering & Construction, Inc.	48,000	142,152
Sanyo Industries, Ltd.	79,000	114,798
Sasebo Heavy Industries Co., Ltd.	546,000	1,085,158
Sato Corp.	104,900	1,315,687
Sato Shoji Corp.	65,300	398,571
*Sawafuji Electric Co., Ltd.	42,000	84,740
Secom Joshinetsu Co., Ltd.	33,900	858,996
Secom Techno Service Co., Ltd.	40,500	1,214,175
Seibu Electric Industry Co., Ltd.	67,000	251,870
Seika Corp.	267,000	593,331
#*Seikitokyu Kogyo Co., Ltd.	388,000	232,693
Seino Holdings Co., Ltd.	168,000	1,126,783
Sekisui Jushi Co., Ltd.	135,000	1,310,990
#Senko Co., Ltd.	362,000	1,136,639
#Senshu Electric Co., Ltd.	37,300	366,714
#Shibusawa Warehouse Co., Ltd.	231,000	777,356
Shibuya Kogyo Co., Ltd.	82,300	755,838
Shima Seiki Manufacturing Co., Ltd.	73,000	1,607,465
Shin Nippon Air Technologies Co., Ltd.	84,280	583,992
Shin-Keisei Electric Railway Co., Ltd.	174,000	711,632
#Shin-Kobe Electric Machinery Co., Ltd.	97,000	815,896
Shinmaywa Industries, Ltd.	399,000	1,472,307

1235

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
#Shinnihon Corp.	215,900	$561,383
Shinsho Corp.	202,000	422,320
#Shinwa Kaiun Kaisha, Ltd.	403,000	1,065,013
Sho-Bond Corp.	95,300	2,030,997
#Shoko Co., Ltd.	316,000	470,455
#Showa Aircraft Industry Co., Ltd.	112,000	846,710
#Sinfonia Technology Co., Ltd.	474,000	1,006,141
Sintokogio, Ltd.	191,800	1,450,851
Soda Nikka Co., Ltd.	67,000	259,530
Sohgo Security Services Co., Ltd.	185,100	1,871,775
#Space Co., Ltd.	73,420	525,244
Subaru Enterprise Co., Ltd.	59,000	170,339
Sugimoto & Co., Ltd.	34,100	296,215
Sumitomo Densetsu Co., Ltd.	104,600	452,371
*Sumitomo Mitsui Construction Co., Ltd.	193,100	154,422
#Sumitomo Precision Products Co., Ltd.	150,000	487,565
Sumitomo Warehouse Co., Ltd.	335,000	1,605,178
*Suzuki Metal Industry Co., Ltd.	71,000	128,217
*SWCC Showa Holdings Co., Ltd.	831,000	777,153
*Tadano, Ltd.	243,579	1,195,936
Taihei Dengyo Kaisha, Ltd.	138,000	980,416
Taihei Kogyo Co., Ltd.	244,000	891,783
Taiheiyo Kouhatsu, Inc.	95,000	80,864
Taikisha, Ltd.	124,300	1,962,140
#Takada Kiko Co., Ltd.	289,000	551,826
Takano Co., Ltd.	52,000	276,746
Takara Printing Co., Ltd.	38,055	295,631
Takara Standard Co., Ltd.	483,000	3,116,655
#Takasago Thermal Engineering Co., Ltd.	279,000	2,398,618
#Takashima & Co., Ltd.	137,000	213,172
Takigami Steel Construction Co., Ltd.	50,000	124,616
*Takisawa Machine Tool Co., Ltd.	191,000	209,821
*Takuma Co., Ltd.	297,000	700,073
*Tanseisha Co., Ltd.	74,000	162,010
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	486,659
TECHNO ASSOCIE Co., Ltd.	58,400	486,304
Techno Ryowa, Ltd.	71,390	338,512
Teikoku Electric Manufacturing Co., Ltd.	31,800	612,508
*Tekken Corp.	521,000	439,834
*Temp Holdings Co., Ltd.	8,600	71,054
Teraoka Seisakusho Co., Ltd.	53,600	248,065
Toa Corp.	744,000	756,430
Toa Doro Kogyo Co., Ltd.	155,000	227,659
#*Tobishima Corp.	1,548,500	430,245
Tocalo Co., Ltd.	51,600	873,413
Toda Corp.	649,000	2,074,738
Todentu Corp.	121,000	216,965
Toenec Corp.	228,000	1,312,288
Tokai Lease Co., Ltd.	86,000	152,036
#Toko Electric Corp.	88,000	524,852
Tokyo Energy & Systems, Inc.	126,000	856,795
#TOKYO KEIKI, Inc.	265,000	347,226
#*Tokyo Kikai Seisakusho, Ltd.	300,000	325,896
Tokyo Sangyo Co., Ltd.	78,000	233,447
Tokyu Community Corp.	32,500	900,634
Toli Corp.	207,000	360,175
Tomoe Corp.	115,500	240,615
Tonami Holdings Co., Ltd.	331,000	706,745
Toppan Forms Co., Ltd.	94,000	903,398
*Tori Holdings Co., Ltd.	217,700	72,726
#Torishima Pump Manufacturing Co., Ltd.	80,500	1,238,124

1236

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
#Toshiba Machine Co., Ltd.	340,000	$1,234,863
#Toshiba Plant Kensetsu Co., Ltd.	182,450	2,169,591
*Tosho Printing Co., Ltd.	243,000	420,295
Totetsu Kogyo Co., Ltd.	122,000	791,367
#*Totoku Electric Co., Ltd.	66,000	73,774
#Toyo Electric Manufacturing Co., Ltd.	149,000	694,417
Toyo Engineering Corp.	556,400	1,742,781
*Toyo Machinery & Metal Co., Ltd.	42,400	117,183
*Toyo Shutter Co., Ltd.	7,100	35,185
#Toyo Tanso Co, Ltd.	25,000	1,258,628
Toyo Wharf & Warehouse Co., Ltd.	274,000	462,265
Trinity Industrial Corp.	56,000	212,568
Trusco Nakayama Corp.	95,200	1,424,992
Tsubakimoto Chain Co.	555,700	2,322,241
Tsubakimoto Kogyo Co., Ltd.	97,000	231,843
#Tsugami Corp.	252,000	1,576,630
Tsukishima Kikai Co., Ltd.	121,000	831,567
Tsurumi Manufacturing Co., Ltd.	94,000	604,204
Tsuzuki Denki Co., Ltd.	75,000	318,060
TTK Co., Ltd.	62,000	247,421
Uchida Yoko Co., Ltd.	171,000	530,177
Ueki Corp.	453,000	632,510
Union Tool Co.	56,900	1,424,444
Utoc Corp.	96,400	254,443
*Venture Link Co., Ltd.	405,500	56,766
#*Wakachiku Construction Co., Ltd.	1,996,000	1,135,036
Weathernews, Inc.	26,700	364,446
Yahagi Construction Co., Ltd.	136,000	832,778
YAMABIKO Corp.	28,782	266,543
Yamato Corp.	82,000	282,581
Yamaura Corp.	40,500	91,804
Yamazen Co., Ltd.	294,000	1,240,567
Yasuda Warehouse Co., Ltd. (The)	98,200	577,359
Yokogawa Bridge Holdings Corp.	139,400	937,118
Yondenko Corp.	133,800	575,365
*Yuasa Trading Co., Ltd.	779,000	737,845
Yuken Kogyo Co., Ltd.	156,000	320,800
Yurtec Corp.	221,000	883,560
*Yusen Air & Sea Service Co., Ltd.	47,900	706,673
Yushin Precision Equipment Co., Ltd.	53,334	942,765

Total Industrials		317,969,888

Information Technology — (10.2%)
Ai Holdings Corp.	182,600	602,307
Aichi Tokei Denki Co., Ltd.	113,000	347,451
Aiphone Co., Ltd.	70,900	1,183,903
Allied Telesis Holdings K.K.	470,700	656,209
Alpha Systems, Inc.	27,300	556,768
*Alps Electric Co., Ltd.	281,695	2,547,081
#*Anritsu Corp.	435,000	2,596,822
AOI Electronic Co., Ltd.	37,400	527,074
*Apic Yamada Corp.	36,000	109,305
Arisawa Manufacturing Co., Ltd.	13,000	98,847
Asahi Net, Inc.	21,000	68,054
CAC Corp.	68,700	487,959
Canon Electronics, Inc.	68,200	1,662,350
Capcom Co., Ltd.	155,400	2,380,930
Chino Corp.	151,000	383,356
CMK Corp.	74,300	390,460
Computer Engineering & Consulting, Ltd.	61,500	284,252
Core Corp.	45,700	369,951

1237

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Information Technology — (Continued)
Cresco, Ltd.	23,200	$113,103
#*CSK Holdings Corp.	419,900	1,726,074
Cybernet Systems Co., Ltd.	85	27,098
#Cybozu, Inc.	683	224,346
*Daiko Denshi Tsushin, Ltd.	12,000	17,112
#*Dainippon Screen Manufacturing Co., Ltd.	713,000	3,605,054
Denki Kogyo Co., Ltd.	234,000	1,109,853
DKK TOA Corp.	31,000	84,055
DTS Corp.	84,900	1,010,313
#Dwango Co., Ltd.	231	426,646
#eAccess, Ltd.	4,312	2,781,578
Eizo Nanao Corp.	73,100	1,631,674
*Elematec Corp.	1,700	19,811
*Elna Co., Ltd.	97,000	123,523
Enplas Corp.	7,400	158,774
ESPEC Corp.	79,800	519,305
*Faith, Inc.	54	4,649
#*FDK Corp.	409,000	629,792
*Fuji Electronics Co., Ltd.	1,200	13,914
Fuji Soft, Inc.	96,400	1,572,451
*Fujitsu Component, Ltd.	139	62,426
Fujitsu Frontech, Ltd.	78,600	575,630
Fuso Dentsu Co., Ltd.	16,000	57,125
Future Architect, Inc.	1,206	412,692
GMO Internet, Inc.	48,100	184,784
Hakuto Co., Ltd.	69,100	641,991
Hioki EE Corp.	3,600	69,931
Hitachi Business Solution Co., Ltd.	43,200	349,177
Hitachi Kokusai Electric, Inc.	239,500	1,932,244
Hochiki Corp.	97,000	499,576
#Hokuriku Electric Industry Co., Ltd.	289,000	577,659
Horiba, Ltd.	109,900	2,969,892
#Hosiden Corp.	241,300	2,577,146
Icom, Inc.	47,600	1,177,588
#*Ikegami Tsushinki Co., Ltd.	174,000	134,273
Ines Corp.	153,900	997,379
I-Net Corp.	47,800	250,591
Information Services International-Dentsu, Ltd.	76,700	528,907
Innotech Corp.	2,000	11,916
*Internet Initiative Japan, Inc.	313	864,207
Ishii Hyoki Co., Ltd.	23,700	323,219
IT Holdings Corp.	262,001	3,120,541
#ITC Networks Corp.	20,100	111,219
Itfor, Inc.	1,900	6,410
*Iwatsu Electric Co., Ltd.	303,000	252,689
Japan Aviation Electronics Industry, Ltd.	240,600	1,539,478
Japan Business Computer Co., Ltd.	73,200	433,245
Japan Cash Machine Co., Ltd.	93,915	761,534
Japan Digital Laboratory Co., Ltd.	104,900	1,072,937
Japan Radio Co., Ltd.	376,000	921,085
Jastec Co., Ltd.	61,400	350,804
JBIS Holdings, Inc.	79,600	354,638
JIEC Co., Ltd.	199	194,544
Kaga Electronics Co., Ltd.	95,100	978,379
#Kakaku.com, Inc.	565	2,624,259
*Kanematsu Electronics, Ltd.	83,100	773,503
Kawatetsu Systems, Inc.	174	143,185
Koa Corp.	144,800	1,593,501
#*Kubotek Corp.	370	84,624
Kyoden Co., Ltd.	160,000	227,862
Kyowa Electronic Instruments Co., Ltd.	52,000	163,642

1238

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Information Technology — (Continued)
Macnica, Inc.	47,900	$1,047,030
Macromill, Inc.	58	93,844
Marubun Corp.	96,100	535,388
Maruwa Co., Ltd.	36,500	840,481
Maspro Denkoh Corp.	61,000	588,491
#Megachips Corp.	81,300	1,235,823
#*Meisei Electric Co., Ltd.	359,000	274,154
Melco Holdings, Inc.	36,600	1,244,231
Mimasu Semiconductor Industry Co., Ltd.	82,881	971,038
Miroku Jyoho Service Co., Ltd.	107,000	261,688
*Mitsui High-Tec, Inc.	131,600	917,713
Mitsui Knowledge Industry Co., Ltd.	3,688	656,581
*Mutoh Holdings Co., Ltd.	160,000	229,345
*Nagano Japan Radio Co., Ltd.	85,000	112,995
*Nagano Keiki Co., Ltd.	600	4,116
Nakayo Telecommunications, Inc.	542,000	1,090,819
NEC Fielding, Ltd.	91,200	1,048,481
NEC Mobiling, Ltd.	45,100	1,252,221
Net One Systems Co., Ltd.	1,889	2,314,458
*Netmarks, Inc.	523	92,469
#*New Japan Radio Co., Ltd.	37,000	105,242
#Nichicon Corp.	258,800	3,339,444
Nidec Copal Electronics Corp.	15,200	123,353
Nidec Sankyo Corp.	191,000	1,565,383
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,171,535
#*Nihon Inter Electronics Corp.	104,700	156,939
#Nihon Unisys, Ltd.	184,100	1,312,021
*Nippon Avionics Co., Ltd.	78,000	131,781
#Nippon Ceramic Co., Ltd.	83,100	1,185,563
*Nippon Chemi-Con Corp.	466,000	2,314,487
Nippon Systemware Co., Ltd.	27,900	106,025
Nohmi Bosai, Ltd.	116,000	665,753
NS Solutions Corp.	61,500	1,139,456
#NSD Co., Ltd.	170,300	1,842,608
*Obic Business Consultants Co., Ltd.	17,500	915,149
Okaya Electric Industries Co., Ltd.	73,000	288,979
*Oki Electric Industry Co., Ltd.	2,115,000	1,687,244
ONO Sokki Co., Ltd.	103,000	309,474
Optex Co., Ltd.	900	9,298
*Origin Electric Co., Ltd.	105,000	419,082
#Osaki Electric Co., Ltd.	116,000	1,003,107
Panasonic Electric Works Information Systems Co., Ltd.	8,400	215,847
PCA Corp.	17,500	167,303
#*Pixela Corp.	18,400	55,004
Riken Keiki Co., Ltd.	77,800	515,166
Roland DG Corp.	51,500	674,429
Ryoden Trading Co., Ltd.	141,000	803,720
Ryosan Co., Ltd.	122,000	3,111,091
Ryoyo Electro Corp.	108,000	1,152,882
#*Sanken Electric Co., Ltd.	338,000	1,324,268
Sanko Co., Ltd.	22,000	71,536
Sanshin Electronics Co., Ltd.	108,100	911,358
Satori Electric Co., Ltd.	56,380	437,586
*Saxa Holdings, Inc.	194,000	316,530
*Sekonic Corp.	15,000	18,567
*Shibaura Mechatronics Corp.	138,000	552,339
*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,128,811
Shinkawa, Ltd.	68,300	905,445
Shinko Shoji Co., Ltd.	75,900	668,426
Shizuki Electric Co., Inc.	103,000	378,804
Siix Corp.	82,100	831,111

1239

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Information Technology — (Continued)
*Simplex Technology, Inc.	384	$294,300
#SMK Corp.	263,000	1,279,641
Softbank Technology Corp.	100	767
#*So-net Entertainment Corp.	319	768,788
SRA Holdings	49,700	456,543
Star Micronics Co., Ltd.	133,000	1,412,648
Sumida Corp.	61,549	609,838
Sumisho Computer Systems Corp.	115,000	1,764,753
*Sun-Wa Technos Corp.	500	2,896
SUNX, Ltd.	109,000	635,207
*Systena Corp., Ltd.	1,096	706,810
Tachibana Eletech Co., Ltd.	62,400	465,097
Tamura Corp.	249,000	826,236
*Teac Corp.	259,000	125,746
Tecmo Koei Holdings Co., Ltd.	143,730	943,248
Teikoku Tsushin Kogyo Co., Ltd.	172,000	410,220
TKC, Corp.	86,400	1,476,880
*Toko, Inc.	304,000	517,844
Tokyo Denpa Co., Ltd.	24,900	156,108
Tokyo Electron Device, Ltd.	352	534,607
#*Tokyo Seimitsu Co., Ltd.	122,700	1,665,364
Tomen Electronics Corp.	50,600	595,686
*Topcon Corp.	160,500	783,419
Tose Co., Ltd.	22,100	150,960
Toshiba TEC Corp.	392,000	1,423,009
Toukei Computer Co., Ltd.	27,710	345,123
#*Towa Corp.	23,500	176,438
Toyo Corp.	110,600	1,219,033
Trans Cosmos, Inc.	116,900	1,063,678
Tsuzuki Densan Co., Ltd.	18,900	88,309
#Ulvac, Inc.	127,600	2,506,997
*Uniden Corp.	121,000	331,672
#*Wacom Co., Ltd.	1,150	1,615,413
XNET Corp.	21	32,091
#*Yamaichi Electronics Co., Ltd.	96,500	380,512
Yaskawa Information Systems Corp.	40,000	133,130
Yokowo Co., Ltd.	69,500	421,844
Zuken, Inc.	94,600	643,904

Total Information Technology		137,766,907

Materials — (11.3%)
Achilles Corp.	670,000	950,113
Adeka Corp.	331,700	3,234,203
Agro-Kanesho Co., Ltd.	7,000	59,520
Aichi Steel Corp.	367,000	1,564,505
Arakawa Chemical Industries, Ltd.	67,700	738,702
Araya Industrial Co., Ltd.	204,000	289,460
Aronkasei Co., Ltd.	124,000	487,432
Asahi Organic Chemicals Industry Co., Ltd.	325,000	760,893
Chuetsu Pulp & Paper Co., Ltd.	395,000	708,670
*Chugai Mining Co., Ltd.	852,400	395,119
Chugoku Marine Paints, Ltd.	230,000	1,637,599
#*Chugokukogyo Co., Ltd.	62,000	73,769
Chuo Denki Kogyo Co., Ltd.	90,000	523,829
#*Co-Op Chemical Co., Ltd.	159,000	213,183
#*Dai Nippon Toryo, Ltd.	488,000	513,894
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	591,212
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	304,762
Daiken Corp.	382,000	984,938
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,217,216
Daio Paper Corp.	142,500	1,140,612

1240

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Materials — (Continued)
Daiso Co., Ltd.	343,000	$886,725
DC Co., Ltd.	113,900	206,110
DIC Corp.	662,000	1,088,396
Dynapac Co., Ltd.	25,000	61,940
*Earth Chemical Co., Ltd.	11,900	367,963
FP Corp.	58,500	3,109,295
*Fuji Seal International, Inc.	36,600	803,569
Fujikura Kasei Co., Ltd.	94,500	578,869
Fumakilla, Ltd.	85,000	403,255
*Furukawa-Sky Aluminum Corp.	142,000	382,899
Geostar Corp.	38,000	45,059
Godo Steel, Ltd.	521,000	1,253,662
#Gun Ei Chemical Industry Co., Ltd.	262,000	646,207
Harima Chemicals, Inc.	78,000	448,318
#Hodogaya Chemical Co., Ltd.	265,000	859,171
Hokkan Holdings, Ltd.	210,000	557,153
Hokko Chemical Industry Co., Ltd.	90,000	256,456
#Hokuetsu Kishu Paper Co., Ltd.	551,199	2,720,146
*Hokushin Co., Ltd.	61,400	88,066
Honshu Chemical Industry Co., Ltd.	35,000	182,515
Ihara Chemical Industry Co., Ltd.	155,000	422,623
ISE Chemicals Corp.	86,000	506,312
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	970,798
*Japan Carlit Co., Ltd.	59,800	286,026
JSP Corp.	105,900	1,143,850
#Kanto Denka Kogyo Co., Ltd.	186,000	1,234,742
Katakura Chikkarin Co., Ltd.	43,000	130,283
Kawakin Holdings Co., Ltd.	11,000	34,266
Kawasaki Kasei Chemicals, Ltd.	121,000	160,727
Koatsu Gas Kogyo Co., Ltd.	162,000	934,624
Kohsoku Corp.	62,800	517,776
Konishi Co., Ltd.	66,900	730,610
#Kumiai Chemical Industry Co., Ltd.	224,000	564,837
Kureha Corp..	545,500	2,740,645
#Kurosaki Harima Corp.	210,000	781,012
*Kyoei Steel, Ltd.	26,600	445,125
Lintec Corp.	86,800	1,677,290
MEC Co., Ltd.	61,200	350,128
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,263,462
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,095,613
Mitsui Mining & Smelting Co., Ltd.	389,000	1,063,450
Mory Industries, Inc.	154,000	587,920
Nakabayashi Co., Ltd.	181,000	384,290
*Nakayama Steel Works, Ltd.	413,000	605,830
Neturen Co., Ltd.	145,200	1,069,614
Nichia Steel Works, Ltd.	175,900	421,920
Nihon Kagaku Sangyo Co., Ltd.	79,000	579,236
#Nihon Nohyaku Co., Ltd.	216,000	981,589
Nihon Parkerizing Co., Ltd.	230,000	2,955,213
Nihon Seiko Co., Ltd.	18,000	49,641
Nihon Yamamura Glass Co., Ltd.	360,000	979,369
*Nippon Carbide Industries Co., Inc.	201,000	364,668
Nippon Chemical Industrial Co., Ltd.	281,000	641,083
Nippon Chutetsukan K.K.	50,000	80,067
Nippon Chuzo K.K.	111,000	115,414
#Nippon Coke & Engineering Co., Ltd.	772,500	1,138,073
#Nippon Concrete Industries Co., Ltd.	157,000	228,734
Nippon Denko Co., Ltd.	372,000	2,208,031
Nippon Fine Chemical Co., Ltd.	85,600	539,958
Nippon Kasei Chemical Co., Ltd.	355,000	680,968
Nippon Kayaku Co., Ltd.	248,000	2,229,511

1241

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Materials — (Continued)
#*Nippon Kinzoku Co., Ltd.	222,000	$363,804
*Nippon Koshuha Steel Co., Ltd.	366,000	444,181
*Nippon Light Metal Co., Ltd.	1,422,000	2,092,423
#Nippon Metal Industry Co., Ltd.	556,000	744,511
#Nippon Paint Co., Ltd.	727,200	4,275,716
Nippon Pigment Co., Ltd.	43,000	132,227
Nippon Pillar Packing Co., Ltd.	83,000	479,689
Nippon Soda Co., Ltd.	515,000	1,827,779
Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,485,507
Nippon Valqua Industries, Ltd.	313,000	754,301
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,257,978
Nittetsu Mining Co., Ltd.	273,000	931,805
Nitto FC Co., Ltd.	72,000	374,575
NOF Corp.	673,000	2,770,009
Okabe Co., Ltd.	186,900	795,906
Okamoto Industries, Inc.	390,000	1,604,331
*Okura Industrial Co., Ltd.	211,000	604,795
#Osaka Organic Chemical Industry, Ltd.	66,000	488,185
Osaka Steel Co., Ltd.	73,900	1,143,735
#Osaka Titanium Technologies Co., Ltd.	40,800	1,740,538
#Pacific Metals Co., Ltd.	379,000	2,715,695
#Pack Corp. (The)	66,200	1,251,851
Rengo Co., Ltd.	21,090	136,195
Riken Technos Corp.	197,000	532,862
*S Science Co., Ltd.	3,183,000	110,527
#S.T. Chemical Co., Ltd.	80,400	927,240
Sakai Chemical Industry Co., Ltd.	355,000	1,412,198
Sakata INX Corp.	208,000	898,694
Sanyo Chemical Industries, Ltd.	292,000	2,026,064
#*Sanyo Special Steel Co., Ltd.	459,300	2,372,365
Sekisui Plastics Co., Ltd.	209,000	1,096,466
Shikoku Chemicals Corp.	177,000	941,110
Shinagawa Refractories Co., Ltd.	224,000	608,096
Shin-Etsu Polymer Co., Ltd.	214,700	1,266,348
Shinko Wire Co., Ltd.	185,000	298,869
Somar Corp.	43,000	105,615
#Stella Chemifa Corp.	40,800	1,610,556
Sumitomo Bakelite Co., Ltd.	404,000	2,104,564
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,303,434
Sumitomo Osaka Cement Co., Ltd.	882,000	1,651,012
Sumitomo Pipe & Tube Co., Ltd.	108,100	600,550
Sumitomo Seika Chemicals Co., Ltd.	214,000	851,999
#T. Hasegawa Co., Ltd.	116,800	1,796,409
*Taiheiyo Cement Corp.	1,312,000	1,777,241
Taisei Lamick Co., Ltd.	18,500	454,824
*Taiyo Ink Manufacturing Co., Ltd.	17,200	472,266
Takasago International Corp.	339,000	1,549,708
Takiron Co., Ltd.	202,000	616,074
Tayca Corp.	151,000	432,357
Tenma Corp.	87,000	937,239
#*Titan Kogyo K.K.	59,000	138,476
Toagosei Co., Ltd.	897,000	3,972,956
#Toda Kogyo Corp.	155,000	1,338,916
*Toho Titanium Co., Ltd.	77,300	2,122,331
#Toho Zinc Co., Ltd.	425,000	1,545,285
Tokai Carbon Co., Ltd.	455,000	2,399,496
Tokushu Tokai Paper Co., Ltd.	501,580	1,224,940
Tokyo Ohka Kogyo Co., Ltd.	112,600	1,929,024
#Tokyo Rope Manufacturing Co., Ltd.	532,000	1,345,908
*Tomoegawa Paper Co., Ltd.	125,000	247,252
Tomoku Co., Ltd.	294,000	787,572

1242

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Materials — (Continued)
Topy Industries, Ltd.	737,000	$ 1,657,286
Toyo Ink Manufacturing Co., Ltd.	541,000	2,092,554
Toyo Kohan Co., Ltd.	237,000	1,348,879
TYK Corp.	142,000	308,448
Ube Material Industries, Ltd.	266,000	638,136
Wood One Co., Ltd.	169,000	620,263
Yodogawa Steel Works, Ltd.	562,500	2,360,362
Yuki Gosei Kogyo Co., Ltd.	64,000	174,410
Yushiro Chemical Industry Co., Ltd.	51,000	621,599
Zeon Corp.	504,000	3,624,931

Total Materials		152,900,180

Telecommunication Services — (0.0%)
*Invoice, Inc.	38,630	516,669

Utilities — (0.7%)
Hokkaido Gas Co., Ltd.	210,000	619,522
Hokuriku Gas Co., Ltd.	99,000	260,043
Okinawa Electric Power Co., Ltd.	39,571	2,025,688
#Saibu Gas Co., Ltd.	1,268,000	3,523,313
Shizuoka Gas Co., Ltd.	241,500	1,622,083
Tokai Corp.	228,000	1,014,889

Total Utilities		9,065,538

TOTAL COMMON STOCKS		1,197,988,766

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $9,500,000 FNMA 3.901%(r), 02/25/39, valued at $5,003,567) to be repurchased at $4,929,078	$4,929	4,929,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund	144,548,813	144,548,813
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $902,054) to be repurchased at $884,382	$884	884,367

TOTAL SECURITIES LENDING COLLATERAL		145,433,180

TOTAL INVESTMENTS — (100.0%)
(Cost $1,545,597,002)##		$1,348,350,946

1243

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$851,170	$266,489,948	—	$267,341,118
Consumer Staples	—	118,605,984	—	118,605,984
Energy	—	13,620,422	—	13,620,422
Financials	1,962,496	128,568,433	—	130,530,929
Health Care	—	49,671,131	—	49,671,131
Industrials	—	317,969,888	—	317,969,888
Information Technology	—	137,766,907	—	137,766,907
Materials	110,527	152,789,653	—	152,900,180
Telecommunication Services	—	516,669	—	516,669
Utilities	—	9,065,538	—	9,065,538
Temporary Cash Investments	—	4,929,000	—	4,929,000
Securities Lending Collateral	—	145,433,180	—	145,433,180

TOTAL	$2,924,193	$1,345,426,753	—	$1,348,350,946

See accompanying Notes to Schedules of Investments.

1244

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (87.4%)
AUSTRALIA — (50.4%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Acrux, Ltd.	107,821	190,189
*Adacel Technologies, Ltd.	113,249	34,090
#*Adamus Resources, Ltd.	1,243,564	552,521
*ADCorp Australia, Ltd.	212,402	36,531
Adelaide Brighton, Ltd.	1,781,776	5,105,882
#*Aditya Birla Minerals, Ltd.	841,658	678,457
Adtrans Group, Ltd.	38,110	120,128
*ADX Energy, Ltd.	473,905	70,598
#*AED Oil, Ltd.	282,000	126,647
Aevum, Ltd.	452,176	445,485
*Agenix, Ltd.	707,478	10,881
*Ainsworth Game Technology, Ltd.	380,243	28,853
AJ Lucas Group, Ltd.	320,999	602,279
*Alchemia, Ltd.	724,903	354,449
#Alesco Corp., Ltd.	457,971	1,080,451
*Alkane Resources, Ltd.	938,520	301,929
#*Alliance Resources, Ltd.	415,578	129,810
*Allied Medical, Ltd.	11,746	—
*Altium, Ltd.	30,000	6,226
*Amadeus Energy, Ltd.	819,137	178,379
Amalgamated Holdings, Ltd.	460,930	2,421,415
*Amcom Telecommunications, Ltd.	1,315,204	374,504
Ammtec, Ltd.	22,534	73,388
#*Andean Resources, Ltd.	1,464,837	4,932,882
Ansell, Ltd.	467,276	5,431,562
#*Antares Energy, Ltd.	934,515	388,560
AP Eagers, Ltd.	37,790	434,166
APA Group, Ltd.	1,527,866	5,132,936
*Apex Minerals NL	1,895,791	37,566
#APN News & Media, Ltd.	1,479,465	2,830,872
*Arafura Resources, Ltd.	555,492	357,988
*ARB Corporation, Ltd.	324,213	1,661,401
Ariadne Australia, Ltd.	267,324	61,909
*Aristocrat Leisure, Ltd.	983,123	3,020,493
*Arturus Capital, Ltd.	86,152	7,843
ASG Group, Ltd.	292,089	383,216
*Astron, Ltd.	87,221	145,117
#*Atlas Iron, Ltd.	890,706	1,626,286
#*Aurora Oil & Gas, Ltd.	768,019	569,930
Ausdrill, Ltd.	884,082	1,341,021
#*Ausenco, Ltd.	132,519	289,806
Austal, Ltd.	558,220	1,161,613
*Austar United Communications, Ltd.	2,751,397	2,342,916
Austbrokers Holdings, Ltd.	79,578	339,157
Austereo Group, Ltd.	1,001,750	1,510,841
#Austin Engineering, Ltd.	113,130	362,886
*Austpac Resources NL	1,123,528	39,585
#*Australian Agricultural Co., Ltd.	801,009	1,091,095
Australian Infrastructure Fund NL	3,018,033	4,925,364
Australian Pharmaceutical Industries, Ltd.	8,248,388	3,053,434
*Australian Worldwide Exploration, Ltd.	1,952,017	2,757,481
*Autodom, Ltd.	170,874	9,105
Automotive Holdings Group NL	338,477	693,064
*Autron Corporation, Ltd.	989,247	11,635
*Avexa, Ltd.	451,936	13,069
#*AVJennings, Ltd.	5,350,378	2,026,924
#*Avoca Resources, Ltd.	656,313	1,565,788

1245

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
*AWB, Ltd.	3,807,619	$3,412,481
*Ballarat South Gold, Ltd.	1,996	16,295
*Bank of Queensland, Ltd.	73,597	691,456
#*Bannerman Resources, Ltd.	207,242	72,077
*BC Iron, Ltd.	236,493	352,305
Beach Petroleum, Ltd.	4,155,402	2,523,219
*Berkeley Resources, Ltd.	122,920	142,092
Beyond International, Ltd.	61,256	36,022
#*Biota Holdings, Ltd.	931,131	834,837
*Bisalloy Steel Group, Ltd.	469,001	74,174
*Blackmores, Ltd.	76,842	1,578,780
#*BMA Gold, Ltd.	630,072	154,108
*Boart Longyear Group	1,686,718	4,674,976
*Boulder Steel, Ltd.	1,667,795	139,820
*Bow Energy, Ltd.	518,958	605,106
Bradken, Ltd.	589,828	4,109,644
#Breville Group, Ltd.	598,466	1,200,928
#Brickworks, Ltd.	132,797	1,418,321
#*Brockman Resources, Ltd.	653,924	1,839,497
BSA, Ltd.	592,449	114,001
*BT Investment Management, Ltd.	147,529	354,264
Cabcharge Australia, Ltd.	449,774	1,831,906
Calliden Group, Ltd.	633,393	131,786
#Campbell Brothers, Ltd.	290,863	8,112,654
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	8,443
#Cardno, Ltd. (B00T062)	247,493	880,443
*Cardno, Ltd. (B3WYNR8)	41,248	145,536
#*Carnarvon Petroleum, Ltd.	3,731,313	1,286,745
*Carnegie Wave Energy, Ltd.	1,008,948	84,011
#Cash Converters International, Ltd.	1,160,309	577,492
#*Catalpa Resources, Ltd.	336,852	463,307
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	102,534	204,390
*Cellestis, Ltd.	387,333	976,102
*Cellnet Group, Ltd.	899,404	244,112
*Centaurus Metals, Ltd.	768,955	54,367
Centennial Coal Co., Ltd.	1,399,791	7,597,002
*Centrebet International, Ltd.	5,720	6,737
*Centrex Metals, Ltd.	51,889	18,097
#*Ceramic Fuel Cells, Ltd.	2,622,070	499,327
Challenger Financial Services Group, Ltd.	1,750,037	5,581,705
Chandler Macleod Group, Ltd.	88,156	21,414
*Chemeq, Ltd.	166,742	12,521
*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	187,760
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,608
#*Citadel Resource Group, Ltd.	5,540,627	1,504,793
*Citigold Corp., Ltd.	3,765,806	306,271
*Clarius Group, Ltd.	1,001,901	585,093
#*Clinuvel Pharmaceuticals, Ltd.	1,184,356	251,893
Clough, Ltd.	1,462,308	1,107,215
Clover Corp., Ltd.	269,348	64,547
*CO2 Group, Ltd.	844,559	112,701
#*Coal of Africa, Ltd.	355,612	588,657
#*Coalspur Mines, Ltd.	894,264	648,042
*Cockatoo Coal, Ltd.	1,370,922	571,710
Codan, Ltd.	149,759	196,075
#Coffey International, Ltd.	567,571	563,826
Collection House, Ltd.	1,758,898	1,280,485
*Comet Ridge, Ltd.	65,567	9,488
#ConnectEast Group, Ltd.	13,546,980	4,904,768

1246

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
#*Conquest Mining, Ltd.	1,082,609	$327,682
Consolidated Media Holdings, Ltd.	1,225,674	3,441,658
*Cooper Energy, Ltd.	141,567	51,752
Corporate Express Australia, Ltd.	247,909	1,070,413
#Count Financial, Ltd.	798,391	816,659
Coventry Group, Ltd.	144,778	310,131
#Crane Group, Ltd.	352,895	2,676,765
#Credit Corp. Group, Ltd.	25,160	65,338
*Crescent Gold, Ltd.	1,124,856	111,531
#*CSG, Ltd.	574,628	982,348
*CudeCo, Ltd.	316,283	1,333,085
*Cue Energy Resources, Ltd.	713,321	177,669
#*Customers, Ltd.	477,130	1,173,436
Data#3, Ltd.	6,794	53,182
#David Jones, Ltd.	1,447,885	6,303,374
#*Decmil Group, Ltd.	147,926	226,157
*Deep Yellow, Ltd.	68,720	12,751
*Devine, Ltd.	2,006,856	445,168
#*Discovery Metals, Ltd.	841,759	614,806
Dominion Mining, Ltd.	375,978	759,097
*Domino’s Pizza Enterprises, Ltd.	802	3,951
#Downer EDI, Ltd.	679,894	3,060,536
#*Dragon Mining, Ltd.	1,665,100	146,409
*Drillsearch Energy, Ltd.	546,382	34,593
DUET Group, Ltd.	3,108,006	4,601,542
DWS Advanced Business Solutions, Ltd.	155,164	198,931
#*Dyesol, Ltd.	308,239	261,908
#*Eastern Star Gas, Ltd.	2,741,555	2,133,108
#*Elders, Ltd.	1,322,394	537,843
*Elementos, Ltd.	1,039	161
*Ellect Holdings, Ltd.	482	1,570
*Ellex Medical Lasers, Ltd.	197,605	29,629
Emeco Holdings, Ltd.	1,240,388	758,184
#*Energy World Corp., Ltd.	3,752,842	1,542,698
#Envestra, Ltd.	4,315,031	1,975,494
Envirozel, Ltd.	283,266	20,472
Euroz, Ltd.	13,500	14,536
#*Extract Resources, Ltd.	255,209	1,546,850
#Fantastic Holdings, Ltd.	355,613	662,416
*FAR, Ltd.	414,263	21,320
#*Ferraus, Ltd.	148,325	110,034
FKP Property Group, Ltd.	1,245,296	790,697
#Fleetwood Corp., Ltd.	247,561	2,167,405
#*FlexiGroup, Ltd.	597,372	697,319
#Flight Centre, Ltd.	192,954	3,242,964
#*Flinders Mines, Ltd.	6,798,057	612,983
*Focus Minerals, Ltd.	2,620,236	107,029
*Forest Enterprises Australia, Ltd.	2,849,173	115,994
#Forge Group, Ltd.	207,842	581,556
*Forte Energy NL	1,022,518	84,907
*FTD Corp., Ltd.	20,365	184
#*Galaxy Resources, Ltd.	393,044	410,136
Gazal Corp., Ltd.	104,542	134,302
*Geodynamics, Ltd.	1,015,653	412,890
#*Gindalbie Metals, Ltd.	1,817,381	1,600,078
#*Giralia Resources NL	625,030	1,361,857
Goodman Fielder, Ltd.	4,511,999	5,447,506
Gowing Bros., Ltd.	92,437	200,454
#Graincorp, Ltd. Series A	523,742	2,670,855
#*Grange Resources, Ltd.	1,179,696	598,156
#*Great Southern, Ltd.	9,302,784	—

1247

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
GUD Holdings, Ltd.	374,345	$3,173,158
#Gunns, Ltd.	2,872,620	1,789,569
#GWA International, Ltd.	973,932	2,666,762
Hastie Group, Ltd.	810,423	1,122,092
*Havilah Resources NL	258,836	84,113
#Healthscope, Ltd.	950,414	5,144,581
#*HFA Holdings, Ltd.	511,508	78,844
HGL, Ltd.	108,137	113,094
#*Highlands Pacific, Ltd.	2,651,500	589,067
Hills Industries, Ltd.	936,401	1,871,528
#*Horizon Oil, Ltd.	3,273,068	815,920
*Hutchison Telecommunications Australia, Ltd.	7,909,751	708,390
#*Icon Energy, Ltd.	196,852	33,860
IDT Australia, Ltd.	80,953	46,242
iiNet, Ltd.	390,161	980,549
*Iluka Resources, Ltd.	1,472,781	7,344,408
#*Imdex, Ltd.	812,684	594,041
#IMF Australia, Ltd.	293,338	397,077
*IMX Resources, Ltd.	594,082	234,724
#Independence Group NL	552,303	2,806,582
#*Indophil Resources NL	1,738,038	1,252,639
#Industrea, Ltd.	3,495,902	1,124,799
#Infigen Energy, Ltd.	1,556,089	1,098,595
Infomedia, Ltd.	1,458,074	337,373
*Innamincka Petroleum, Ltd.	172,297	14,323
*Integra Mining, Ltd.	1,403,588	439,172
Integrated Research, Ltd.	261,513	93,452
#*Intrepid Mines, Ltd.	1,275,220	692,857
#Invocare, Ltd.	539,854	2,968,786
Ioof Holdings, Ltd.	950,183	5,603,295
#Iress Market Technology, Ltd.	362,582	2,707,348
#*Iron Ore Holdings, Ltd.	323,437	380,877
#iSOFT Group, Ltd.	2,688,547	353,128
#*Ivanhoe Australia, Ltd.	78,892	210,426
*Ixla, Ltd.	89,921	1,871
#*Jabiru Metals, Ltd.	1,999,578	623,391
JB Hi-Fi, Ltd.	369,522	6,404,409
K&S Corp., Ltd.	164,616	387,210
#*Kagara, Ltd.	1,628,074	958,742
*Kangaroo Resources, Ltd.	1,638,444	214,737
*Karoon Gas Australia, Ltd.	628,673	3,936,424
*Kimberley Metals, Ltd.	204,110	36,991
*Kings Minerals NL	1,961,035	174,441
Kingsgate Consolidated, Ltd.	402,364	3,568,655
*Kingsrose Mining, Ltd.	285,320	233,755
*Lednium, Ltd.	195,019	14,115
Lemarne Corp., Ltd.	25,882	101,577
#*Linc Energy, Ltd.	1,125,898	1,630,919
#*Liquefied Natural Gas, Ltd.	54,592	29,454
Lycopodium, Ltd.	53,127	152,235
#*Lynas Corp., Ltd.	7,038,128	4,843,282
M2 Telecommunications Group, Ltd.	99,763	175,692
#*MAC Services Group, Ltd.	203,673	501,125
Macarthur Coal, Ltd.	224,909	2,555,800
MacMahon Holdings, Ltd.	3,283,150	1,759,838
*Macquarie Telecom Group, Ltd.	35,019	166,623
*Magma Metals, Ltd.	223,086	95,594
*Manhattan Corp., Ltd.	7,972	5,548
#*Mantra Resources, Ltd.	122,841	504,815
*Marion Energy, Ltd.	451,508	8,225
Maryborough Sugar Factory, Ltd.	3,384	6,725

1248

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
MaxiTRANS Industries, Ltd.	913,360	$255,457
*McGuigan Simeon Wines, Ltd.	2,238,544	538,478
McMillan Shakespeare, Ltd.	217,612	1,070,173
#McPherson’s, Ltd.	303,441	731,191
#*Medusa Mining, Ltd.	388,790	1,364,332
#Melbourne IT, Ltd.	429,792	822,515
*MEO Australia, Ltd.	601,533	182,723
#*Mermaid Marine Australia, Ltd.	773,075	1,892,488
*Mesoblast, Ltd.	62,875	109,654
#*Metgasco, Ltd.	440,223	164,943
*Mikoh Corp., Ltd.	813,548	50,513
#*Minara Resources, Ltd.	1,008,429	748,715
#Mincor Resources NL	946,204	1,700,463
*Mineral Deposits, Ltd.	203,762	141,978
#Mineral Resources, Ltd.	371,021	2,743,488
#*Mirabela Nickel, Ltd.	395,138	762,746
*Mitchell Communications Group, Ltd.	1,333,070	1,488,807
#*Molopo Energy, Ltd.	1,131,021	1,115,560
#Monadelphous Group, Ltd.	302,955	3,719,162
*Morning Star Gold NL	50,482	16,720
Mortgage Choice, Ltd.	641,387	678,782
*Mosaic Oil NL	2,209,067	290,235
*Mount Gibson Iron, Ltd.	2,962,399	4,470,392
#*Murchison Metals, Ltd.	1,158,607	1,926,336
Namoi Cotton Cooperative, Ltd.	196,490	69,523
*Nanosonics, Ltd.	7,892	4,220
National Can Industries, Ltd.	97,017	106,642
*Navitas, Ltd.	1,205,167	4,737,533
#*Neptune Marine Services, Ltd.	150,803	37,577
*Nexbis, Ltd.	362,894	28,410
#*Nexus Energy, Ltd.	2,957,188	843,934
#NIB Holdings, Ltd.	307,727	353,263
#*Nido Petroleum, Ltd.	5,312,071	696,867
*Norfolk Group, Ltd.	118,491	101,508
*North Australian Diamonds, Ltd.	333,270	9,992
*Northern Energy Corp., Ltd.	94,263	93,608
*Northern Iron, Ltd.	154,720	211,959
*Norton Gold Fields, Ltd.	276,468	47,356
*Novogen, Ltd.	391,119	53,302
*NRW Holdings, Ltd.	292,815	290,906
Nufarm, Ltd.	537,675	1,862,593
Oakton, Ltd.	378,695	941,511
*Orbital Corp., Ltd.	492,642	13,403
#*Orocobre, Ltd.	234,782	435,949
OrotonGroup, Ltd.	79,968	483,345
*Otto Energy, Ltd.	1,486,012	120,989
*Pacific Brands, Ltd.	4,412,120	3,612,315
*Pan Pacific Petroleum NL	1,059,542	177,658
*PanAust, Ltd.	8,757,197	4,529,325
Panoramic Resources, Ltd.	901,883	2,010,972
*Paperlinx, Ltd.	2,771,649	1,501,574
*Patties Foods, Ltd.	22,996	24,912
*Payce Consolidated, Ltd.	29,670	40,264
#Peet, Ltd.	1,014,007	1,823,298
*Perilya, Ltd.	677,251	266,490
#Perpetual Trustees Australia, Ltd.	140,509	3,696,073
#*Perseus Mining, Ltd.	927,250	1,756,964
#*Pharmaxis, Ltd.	815,846	1,621,380
Photon Group, Ltd.	36,148	33,357
*Planet Gas, Ltd.	55,177	4,252
*Plantcorp NL	4,329	—

1249

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
#*Platinum Australia, Ltd.	983,731	$665,200
*PMP, Ltd.	1,813,797	987,778
#*Port Bouvard, Ltd.	270,578	29,375
*Poseidon Nickel, Ltd.	425,525	69,524
*Prana Biotechnology, Ltd.	187,366	23,885
#Premier Investments, Ltd.	198,655	1,145,908
#*Prima Biomed, Ltd.	1,575,197	136,675
Primary Health Care, Ltd.	874,595	2,853,623
Prime Media Group, Ltd.	1,001,480	674,987
*PrimeAg Australia, Ltd.	14,749	14,330
*Probiotec, Ltd.	8,006	10,059
Programmed Maintenance Service, Ltd.	549,269	943,297
*QRxPharma, Ltd.	6,876	5,842
*Quickstep Holdings, Ltd.	227,957	54,553
*Ramelius Resources, Ltd.	147,307	57,366
#Ramsay Health Care, Ltd.	259,021	3,306,404
*Raptis Group, Ltd.	12,000	—
RCR Tomlinson, Ltd.	1,082,680	979,496
#*REA Group, Ltd.	137,869	1,269,448
Reckon, Ltd.	165,006	316,781
*Red Fork Energy, Ltd.	62,243	33,839
Redflex Holdings, Ltd.	377,855	801,943
#Reece Australia, Ltd.	238,457	5,178,097
*Regis Resources, Ltd.	909,498	782,980
#*Reject Shop, Ltd. (The)	112,300	1,605,245
*Resolute Mining, Ltd.	1,442,710	1,018,990
*Resource Generation, Ltd.	67,290	36,494
Retail Food Group, Ltd.	13,464	32,236
Reverse Corp., Ltd.	120,559	13,695
*Rex Minerals, Ltd.	29,771	51,450
*RHG, Ltd.	405,648	246,003
Ridley Corp., Ltd.	1,283,068	1,374,612
#*RiverCity Motorway Group, Ltd.	1,563,354	46,598
#*Riversdale Mining, Ltd. (6932657)	692,356	6,417,120
*Riversdale Mining, Ltd. (B41J4X4)	124,281	1,150,229
*Roc Oil Co., Ltd.	937,716	301,406
Rock Building Society, Ltd.	30,256	69,886
Ross Human Directions, Ltd.	138,330	75,418
*RP Data, Ltd.	7,402	6,041
*Runge, Ltd.	30,702	11,505
#Ruralco Holdings, Ltd.	88,146	220,842
SAI Global, Ltd. (6716958)	792,220	2,853,468
*SAI Global, Ltd. (67169RR)	183,407	662,053
*Salinas Energy, Ltd.	637,362	57,568
#Salmat, Ltd.	690,131	2,528,757
*Sandfire Resources NL	337,052	1,479,538
#*Saracen Mineral Holdings, Ltd.	495,324	188,276
Schaffer Corp., Ltd.	33,766	151,294
SDI, Ltd.	169,883	36,045
#Sedgman, Ltd.	236,994	331,658
#Seek, Ltd.	666,916	4,570,215
#Select Harvests, Ltd.	201,308	653,395
#*Servcorp, Ltd.	307,866	806,193
*Service Stream, Ltd.	1,432,710	401,725
*Seven Group Holdings, Ltd.	418,646	2,321,729
Sigma Pharmaceuticals, Ltd.	4,862,235	1,910,524
#*Silex System, Ltd.	459,090	1,919,761
#*Silver Lake Resources, Ltd.	353,587	603,504
#*Sirtex Medical, Ltd.	218,417	992,406
Skilled Group, Ltd.	391,751	450,451
#SMS Management & Technology, Ltd.	302,811	1,618,186

1250

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Southern Cross Electrical Engineering, Ltd.	16,785	$16,363
Southern Cross Media Group NL	1,517,898	2,541,749
SP Ausnet, Ltd.	852,696	615,812
#SP Telemedia, Ltd.	1,407,243	2,302,715
Spark Infrastructure Group, Ltd.	3,379,877	3,760,501
#Specialty Fashion Group, Ltd.	766,728	874,864
*Sphere Minerals, Ltd.	71,932	103,590
Spotless Group, Ltd.	1,144,847	2,122,948
*St. Barbara, Ltd.	9,348,675	2,551,412
*Starpharma Holdings, Ltd.	652,875	312,881
Straits Resources, Ltd.	878,069	1,130,393
*Structural Systems, Ltd.	138,772	69,255
*Stuart Petroleum, Ltd.	169,387	71,961
STW Communications Group, Ltd.	117,354	100,244
#*Sundance Resources, Ltd.	5,993,157	787,429
*Sunland Group, Ltd.	741,191	442,897
#Super Cheap Auto Group, Ltd.	815,159	4,185,035
#*Swick Mining Services, Ltd.	49,595	16,172
Symex Holdings, Ltd.	355,611	177,799
*Talent2 International, Ltd.	474,826	584,516
*Tanami Gold NL	2,575,708	44,278
*Tap Oil, Ltd.	1,301,639	1,055,199
Tassal Group, Ltd.	583,928	751,377
#Technology One, Ltd.	1,332,269	1,061,752
#*Ten Network Holdings, Ltd.	3,104,667	4,689,439
*Terramin Australia, Ltd.	155,209	85,604
#TFS Corp., Ltd.	1,042,607	764,015
*Thakral Holdings Group, Ltd.	2,559,697	1,043,854
Thorn Group, Ltd.	188,478	229,376
*Tiger Resources, Ltd.	604,768	114,690
*TNG, Ltd.	207,823	8,093
Tower Australia Group, Ltd.	1,514,406	3,003,671
#*Tox Free Solutions, Ltd.	355,104	747,123
Transfield Services, Ltd.	1,322,886	3,855,908
Transfield Services, Ltd. Infrastructure Fund	1,275,557	720,380
#*Transpacific Industries Group, Ltd.	1,149,039	1,093,860
#Troy Resources NL	346,695	784,917
Trust Co., Ltd. (The)	82,756	423,769
UGL, Ltd.	332,576	4,245,229
UXC, Ltd.	1,169,545	549,600
*Victoria Petroleum NL	240,354	57,576
*View Resources, Ltd.	1,283,369	150,938
#Village Roadshow, Ltd.	588,365	1,113,225
*Virgin Blue Holdings, Ltd.	5,609,863	1,577,623
*Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	995	3,029
#Watpac, Ltd.	651,624	848,373
*Wattyl, Ltd.	433,037	642,783
#WDS, Ltd.	375,342	138,560
#Webjet, Ltd.	373,212	731,246
*Webster, Ltd.	144,737	47,161
#West Australian Newspapers Holdings, Ltd.	728,122	4,568,160
Western Areas NL	529,359	2,331,091
*Westgold Resources, Ltd.	26,150	6,629
#*White Energy Co., Ltd.	494,905	1,478,459
*White Rock Minerals, Ltd.	1,968	374
Whitehaven Coal, Ltd.	394,788	1,936,179
#WHK Group, Ltd.	1,202,433	1,054,664
#Wide Bay Australia, Ltd.	72,719	675,281
Willmott Forests, Ltd.	17,224	4,986
#*Windimurra Vanadium, Ltd.	537,429	82,656

1251

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

AUSTRALIA — (Continued)
Wotif.com Holdings, Ltd.	477,282	$2,232,335

TOTAL AUSTRALIA		451,172,337

HONG KONG — (20.5%)
*AAC Acoustic Technologies Holdings, Inc.	220,000	391,303
*ABC Communications (Holdings), Ltd.	664,000	126,624
Aeon Credit Service (Asia) Co., Ltd.	580,000	496,776
Aeon Stores Hong Kong Co., Ltd.	234,000	346,378
Alco Holdings, Ltd.	1,468,000	610,879
Allan International Holdings, Ltd.	592,000	247,801
Allied Group, Ltd.	683,200	2,333,439
#Allied Properties, Ltd.	11,885,857	2,405,202
*Amax Holdings, Ltd.	1,650,000	17,865
*Apac Resources, Ltd.	7,720,000	472,921
*APT Satellite Holdings, Ltd.	850,000	330,240
*Artel Solutions Group Holdings, Ltd.	7,885,000	356,233
*Artini China Co., Ltd.	1,855,000	141,181
Arts Optical International Holdings, Ltd.	730,000	353,370
Asia Commercial Holdings, Ltd.	131,040	11,022
Asia Financial Holdings, Ltd.	2,474,908	930,598
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,481,449
*Asia Standard Hotel Group, Ltd.	13,095,018	845,302
Asia Standard International Group, Ltd.	14,555,281	2,511,646
*Asia TeleMedia, Ltd.	2,832,000	36,460
*Associated International Hotels, Ltd.	954,000	2,015,546
Aupu Group Holding Co., Ltd.	712,000	122,145
Automated Systems Holdings, Ltd.	394,000	90,381
*Beijing Enterprises Water Group, Ltd.	7,534,000	2,485,119
*Beijing Properties Holdings, Ltd.	5,712,000	573,935
*Bel Global Resources Holdings, Ltd.	2,576,000	57,100
*Birmingham International Holdings, Ltd.	5,828,000	192,015
Bonjour Holdings, Ltd.	2,064,000	604,622
Bossini International Holdings, Ltd.	3,871,500	294,513
#*Bright International Group, Ltd.	1,338,000	103,612
*Brightoil Petroleum Holdings, Ltd.	4,044,000	1,885,649
#*Burwill Holdings, Ltd.	7,782,960	461,953
#C C Land Holdings, Ltd.	5,365,000	2,203,814
Cafe de Coral Holdings, Ltd.	662,000	1,591,910
*Capital Estate, Ltd.	3,161,000	142,116
*Capital Publications, Ltd.	20,847,170	619,988
*CASH Financial Services Group, Ltd.	119,565	13,093
*Celestial Asia Securities Holdings, Ltd.	339,810	113,565
#Century City International, Ltd.	4,332,600	341,010
Century Sunshine Group Holdings, Ltd.	3,140,000	119,212
Champion Technology Holdings, Ltd.	3,832,000	99,169
Chen Hsong Holdings, Ltd.	636,000	242,591
Cheuk Nang (Holdings), Ltd.	93,840	30,558
Chevalier International Holdings, Ltd.	733,482	787,518
Chevalier Pacific Holdings, Ltd.	4,152,500	342,458
*Chia Tai Enterprises International, Ltd.	9,220,000	297,138
*China Best Group Holding, Ltd.	3,721,400	89,921
*China Boon Holdings, Ltd.	3,000,000	177,205
*China Digicontent Co., Ltd.	2,710,000	3,489
*China Electronics Corp. Holdings Co., Ltd.	2,888,250	406,567
*China Energy Development Holdings, Ltd.	9,704,000	507,128
*China Flavors & Fragrances Co., Ltd.	138,000	31,770
*China Glass Holdings, Ltd.	114,000	36,909
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	135,146
*China Infrastructure Investment, Ltd.	6,280,000	234,765
*China Investments Holdings, Ltd.	210,000	7,312
*China LotSynergy Holdings, Ltd.	3,217,032	135,013

1252

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*China Mandarin Holdings, Ltd.	3,858,000	$107,336
China Metal International Holdings, Ltd.	2,582,000	661,754
China Motion Telecom International, Ltd.	5,080,000	110,158
China Motor Bus Co., Inc.	70,200	550,898
*China Ocean Shipbuilding Industry Group, Ltd.	1,655,000	86,589
*China Pipe Group, Ltd.	100,000	1,020
*China Precious Metal Resources Holdings Co., Ltd.	3,140,000	657,542
*China Properties Investment Holdings, Ltd.	176,000	1,994
#*China Public Procurement, Ltd.	5,352,000	468,537
*China Renji Medical Group, Ltd.	12,784,000	72,510
*China Solar Energy Holdings, Ltd.	13,870,000	398,256
*China Sonangol Resources Enterprise, Ltd.	330,000	82,764
*China Strategic Holdings, Ltd.	8,030,000	527,938
China Sunshine Paper Holdings Co., Ltd.	286,500	107,036
China Taisan Technology Group Holdings, Ltd.	346,000	52,342
*China Timber Resources Group, Ltd.	21,600,000	281,175
China Ting Group Holdings, Ltd.	651,151	109,104
#*China WindPower Group, Ltd.	11,790,000	1,185,741
*China Yunnan Tin Minerals Group, Ltd.	8,800,000	114,463
*China Zirconium, Ltd.	2,736,000	105,757
#*Chinasoft International, Ltd.	1,150,000	222,067
*ChinaVision Media Group, Ltd.	3,100,000	324,166
Chinney Investments, Ltd.	1,144,000	182,502
Chong Hing Bank, Ltd.	880,000	1,994,453
Chow Sang Sang Holdings, Ltd.	1,167,680	2,311,170
Chu Kong Shipping Development, Ltd.	1,830,000	476,035
*Chuang’s China Investments, Ltd.	1,437,000	94,326
Chuang’s Consortium International, Ltd.	3,588,786	397,778
*Chun Wo Development Holdings, Ltd.	2,002,926	144,656
Citic 1616 Holdings, Ltd.	3,043,000	820,559
*City e-Solutions, Ltd.	186,000	17,628
City Telecom, Ltd.	1,430,751	739,249
*CK Life Sciences International Holdings, Inc.	8,320,000	497,769
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	835,000	708,428
*CNT Group, Ltd.	8,315,264	396,682
COL Capital, Ltd.	2,725,840	460,660
Computer & Technologies Holdings, Ltd.	432,000	96,373
Continental Holdings, Ltd.	4,008,250	129,225
Convenience Retail Asia, Ltd.	64,000	19,912
*Cosmos Machinery Enterprises, Ltd.	1,616,400	137,294
CP Pokphand Co., Ltd.	6,088,000	454,339
Cross-Harbour Holdings, Ltd. (The)	591,520	496,572
CSI Properties, Ltd.	18,589,625	419,227
Dah Chong Hong Holdings, Ltd.	2,431,000	1,711,430
*Dah Sing Banking Group, Ltd.	1,274,800	1,873,894
#*Dah Sing Financial Holdings, Ltd.	311,600	1,906,931
*Daisho Microline Holdings, Ltd.	752,000	48,381
*Dan Form Holdings Co., Ltd.	3,427,260	336,044
Dawnrays Pharmaceutical Holdings, Ltd.	1,832,000	536,149
*DBA Telecommunication Asia Holdings, Ltd.	564,000	58,107
#Dickson Concepts International, Ltd.	825,000	627,055
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	10,274
DVN Holdings, Ltd.	2,183,000	160,261
*Dynamic Energy Holdings, Ltd.	2,470,000	108,454
Dynamic Holdings, Ltd.	374,000	77,815
Eagle Nice (International) Holdings, Ltd.	718,000	206,377
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	305,452
*Eforce Holdings, Ltd.	5,402,000	96,821
*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	36,716

1253

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Emperor Capital Group, Ltd.	749,672	$39,549
*Emperor Entertainment Hotel, Ltd.	2,410,000	459,485
Emperor International Holdings, Ltd.	3,918,360	932,806
Emperor Watch & Jewellery, Ltd.	4,410,000	330,534
*ENM Holdings, Ltd.	15,112,000	1,423,198
*EPI Holdings, Ltd.	17,160,000	231,746
*eSun Holdings, Ltd.	424,000	58,073
*EVA Precision Industrial Holdings, Ltd.	1,226,000	633,333
*Extrawell Pharmaceutical Holdings, Ltd.	2,560,000	270,466
*Ezcom Holdings, Ltd.	72,576	448
Fairwood Holdings, Ltd.	316,600	331,396
#Far East Consortium International, Ltd.	4,012,766	1,174,121
*Far East Technology International, Ltd.	179,520	19,475
*First Natural Foods Holdings, Ltd.	2,365,000	—
Fong’s Industries Co., Ltd.	194,000	82,742
*Foundation Group, Ltd.	2,350,000	27,403
*Fountain SET Holdings, Ltd.	352,000	49,350
Four Seas Food Investment Holdings, Ltd.	202,184	30,134
Four Seas Mercantile Holdings, Ltd.	592,000	171,873
*Frasers Property China, Ltd.	16,477,000	430,061
#Fubon Bank Hong Kong, Ltd.	1,336,000	606,492
*Fujian Holdings, Ltd.	117,800	8,978
Fujikon Industrial Holdings, Ltd.	912,000	186,027
*Genting Hong Kong, Ltd.	59,000	14,306
Get Nice Holdings, Ltd.	11,372,000	703,610
Giordano International, Ltd.	6,824,000	3,523,331
*Global Green Tech Group, Ltd.	4,876,000	185,184
Global Sweeteners Holdings, Ltd.	1,950,000	372,134
*Global Tech (Holdings), Ltd.	5,612,000	46,276
Glorious Sun Enterprises, Ltd.	2,526,000	957,396
Gold Peak Industries Holding, Ltd.	3,176,642	433,512
*Golden Resorts Group, Ltd.	12,130,000	532,100
Golden Resources Development International, Ltd.	2,904,500	190,769
*Goldin Financial Holdings, Ltd.	480,000	43,301
*Goldin Properties Holdings, Ltd.	1,876,000	866,359
Golik Holdings, Ltd.	250,500	15,501
*Good Fellow Resources Holdings, Ltd.	1,670,000	144,026
*GR Vietnam Holdings, Ltd.	620,000	8,204
*Grande Holdings, Ltd.	882,000	55,588
#Great Eagle Holdings, Ltd.	885,499	2,318,338
*G-Resources Group, Ltd.	30,621,000	1,580,793
*Group Sense International, Ltd.	2,448,000	67,871
Guangnan Holdings, Ltd.	1,779,600	368,609
*Hang Fung Gold Technology, Ltd.	1,972,482	—
Hannstar Board International Holdings, Ltd.	1,074,000	235,650
*Hans Energy Co., Ltd.	7,556,000	301,087
Harbour Centre Development, Ltd.	889,500	971,788
Henderson Investment, Ltd.	3,369,000	290,920
High Fashion International, Ltd.	268,000	91,418
HKR International, Ltd.	2,385,536	1,018,291
Hon Kwok Land Investment Co., Ltd.	236,800	80,908
*Hong Fok Land, Ltd.	1,210,000	1,558
Hong Kong & Shanghai Hotels, Ltd.	174,794	277,984
Hong Kong Aircraft Engineering Co., Ltd.	32,800	442,188
Hong Kong Catering Management, Ltd.	542,796	115,970
*Hong Kong Ferry Holdings, Ltd.	809,300	721,434
#*Hong Kong Resources Holdings Co., Ltd.	3,301,450	540,061
*Hongkong Chinese, Ltd.	4,482,000	450,535
Hop Fung Group Holdings, Ltd.	888,000	188,966
Hsin Chong Construction Group, Ltd.	1,569,658	222,294
Huafeng Group Holdings, Ltd.	6,997,325	342,848

1254

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Hung Hing Printing Group, Ltd.	608,000	$199,887
#*Huscoke Resources Holdings, Ltd.	6,378,000	325,208
*Hutchison Harbour Ring, Ltd.	9,038,000	828,588
*Hybrid Kinetic Group, Ltd.	10,440,000	384,358
*HyComm Wireless, Ltd.	47,090	17,227
*I-Cable Communications, Ltd.	531,000	69,747
*IDT International, Ltd.	6,240,183	165,258
Integrated Distribution Services Group, Ltd.	759,000	1,465,929
*iOne Holdings, Ltd.	20,000	681
*IPE Group, Ltd.	1,425,000	164,989
*IT, Ltd.	2,734,000	982,214
*ITC Corp., Ltd.	893,645	49,506
*ITC Properties Group, Ltd.	3,672,747	874,910
*Jackin International Holdings, Ltd.	2,334,000	123,198
*Jinhui Holdings, Ltd.	199,000	61,016
*Jiuzhou Development Co., Ltd.	2,558,000	227,983
*JLF Investment Co., Ltd.	2,903,500	211,068
*Johnson Electric Holdings, Ltd.	2,843,000	1,340,867
*Joyce Boutique Holdings, Ltd.	1,530,000	53,203
Junefield Department Store Group, Ltd.	384,000	18,294
#K Wah International Holdings, Ltd.	3,165,405	1,173,097
Kam Hing International Holdings, Ltd.	186,000	36,109
Kantone Holdings, Ltd.	10,351,685	171,965
*Karl Thomson Holdings, Ltd.	1,188,000	105,699
Karrie International Holdings, Ltd.	1,383,600	89,348
Keck Seng Investments (Hong Kong), Ltd.	904,600	465,083
Kee Shing Holdings, Ltd.	886,000	199,214
Kin Yat Holdings, Ltd.	586,000	214,370
King Fook Holdings, Ltd.	812,000	106,739
*King Pacific International Holdings, Ltd.	1,404,200	22,055
#*King Stone Energy Group, Ltd.	29,500,000	718,635
Kingmaker Footwear Holdings, Ltd.	1,476,955	254,777
Kith Holdings, Ltd.	204,000	54,196
*Kiu Hung Energy Holdings, Ltd.	7,040,000	407,853
*Ko Yo Ecological Agrotech Group, Ltd.	12,580,000	222,888
*Kong Sun Holdings, Ltd.	109,900	5,940
Kowloon Development Co., Ltd.	1,509,000	1,654,568
*KPI Co., Ltd.	954,000	37,225
KTP Holdings, Ltd.	560,400	59,434
Kwoon Chung Bus Holdings, Ltd.	556,000	97,825
*Lai Sun Development Co., Ltd.	73,481,800	1,451,339
*Lai Sun Garment International, Ltd.	419,000	33,545
Lam Soon Hong Kong, Ltd.	302,310	267,821
Le Saunda Holdings, Ltd.	1,424,000	581,683
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,974
Lee & Man Holdings, Ltd.	1,780,000	1,615,599
Lerado Group Holdings Co., Ltd.	1,602,000	222,889
*LeRoi Holdings, Ltd.	14,554,362	337,497
Li Heng Chemical Fibre Technologies, Ltd.	722,000	114,553
Lijun International Pharmaceutical Holding, Ltd.	3,980,000	1,228,459
*Lippo China Resources, Ltd.	386,000	9,772
Lippo, Ltd.	1,195,700	372,926
Liu Chong Hing Investment, Ltd.	733,200	876,609
*Longrun Tea Group Co., Ltd.	1,120,000	82,815
*Loudong General Nice Resources China Holdings, Ltd.	341,708	54,213
Luen Thai Holdings, Ltd.	1,345,000	136,717
*Luk Fook Holdings (International), Ltd.	1,166,000	1,994,460
#Luks Industrial Group, Ltd.	302,913	120,744
*Lung Cheong International Holdings, Ltd.	4,756,000	245,979
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	889,091
*Madex International Holdings, Ltd.	3,522,000	66,461

1255

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Magnificent Estates, Ltd.	12,744,000	$291,893
Mainland Headwear Holdings, Ltd.	765,600	79,055
Man Yue International Holdings, Ltd.	1,064,000	326,944
Matrix Holdings, Ltd.	1,067,414	176,777
*Mei Ah Entertainment Group, Ltd.	8,660,000	203,999
Melbourne Enterprises, Ltd.	45,500	468,888
#*Melco International Development, Ltd.	2,576,000	1,072,309
*Midas International Holdings, Ltd.	2,752,000	83,452
#Midland Holdings, Ltd.	2,784,000	2,622,960
*Ming Fai International Holdings, Ltd.	442,000	170,831
*Ming Fung Jewellery Group, Ltd.	2,310,000	152,432
Miramar Hotel & Investment Co., Ltd.	772,000	776,534
Nanyang Holdings, Ltd.	137,500	247,821
National Electronics Holdings, Ltd.	2,156,000	163,579
Natural Beauty Bio-Technology, Ltd.	4,310,000	800,225
Neo-Neon Holdings, Ltd.	1,633,000	952,624
*New Century Group Hong Kong, Ltd.	13,351,464	267,199
*New Focus Auto Tech Holdings, Ltd.	60,000	14,651
*New Times Energy Corp., Ltd.	13,640,000	448,855
*Neway Group Holdings, Ltd.	19,160,000	704,314
Newocean Green Energy Holdings, Ltd.	2,278,000	370,151
*Next Media, Ltd.	3,823,183	547,727
*Norstar Founders Group, Ltd.	3,256,000	—
*North Asia Resources Holdings, Ltd.	958,600	164,605
*Omnicorp, Ltd.	262,000	70,445
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	4,329,706	391,625
*Orient Power Holdings, Ltd.	804,000	19,460
Oriental Watch Holdings, Ltd.	671,000	190,549
Overseas Chinese Town Asia Holdings, Ltd.	618,000	356,120
#*Pacific Andes International Holdings, Ltd.	3,986,919	674,300
Pacific Basin Shipping, Ltd.	5,837,000	4,441,868
Pacific Century Premium Developments, Ltd.	4,160,000	754,746
Pacific Textile Holdings, Ltd.	1,480,000	848,402
#Paliburg Holdings, Ltd.	2,198,830	827,857
Pan Asia Environmental Protection Group, Ltd.	1,056,432	206,481
Paul Y Engineering Group, Ltd.	75,692	6,306
PCCW, Ltd.	4,242,000	1,305,005
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	2,437,000	339,628
Pegasus International Holdings, Ltd.	226,000	36,664
#*PetroAsian Energy Holdings, Ltd.	8,448,000	761,326
#Phoenix Satellite Television Holdings, Ltd.	2,164,000	577,250
Pico Far East Holdings, Ltd.	3,670,000	649,625
*PME Group, Ltd.	2,820,000	221,605
Pokfulam Development Co., Ltd.	234,000	206,305
Polytec Asset Holdings, Ltd.	4,773,526	873,125
*Premium Land, Ltd.	4,950,000	92,660
Public Financial Holdings, Ltd.	1,848,000	1,054,527
*PYI Corp., Ltd.	7,118,000	233,853
*Pyxis Group, Ltd.	1,936,000	42,371
*QPL International Holdings, Ltd.	992,000	57,458
*Quality Healthcare Asia, Ltd.	478,995	253,024
Raymond Industrial, Ltd.	1,383,400	142,109
Regal Hotels International Holdings, Ltd.	2,253,800	877,106
*Rising Development Holdings, Ltd.	2,278,000	559,469
Rivera (Holdings), Ltd.	5,710,000	257,331
Roadshow Holdings, Ltd.	1,456,000	106,529
Royale Furniture Holdings, Ltd.	26,000	7,211
S.A.S. Dragon Holdings, Ltd.	1,440,000	351,676
#Sa Sa International Holdings, Ltd.	1,906,000	1,456,329
Safety Godown Co., Ltd.	408,000	252,206

1256

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
*Samling Global, Ltd.	2,378,000	$196,558
Samson Paper Holdings, Ltd.	666,000	71,235
*San Miguel Brewery Hong Kong, Ltd.	612,800	93,736
*Sanyuan Group, Ltd.	415,000	8,014
Sea Holdings, Ltd.	1,138,000	586,366
*SEEC Media Group, Ltd.	2,550,000	45,844
*Sewco International Holdings, Ltd.	1,944,000	240,600
#Shenyin Wanguo, Ltd.	1,212,500	511,325
*Shenzhen High-Tech Holdings, Ltd.	660,000	39,082
Shougang Concord Century Holdings, Ltd.	3,988,000	416,526
*Shougang Concord Grand Group, Ltd.	2,451,000	167,578
*Shougang Concord Technology Holdings, Ltd.	4,107,809	243,734
Shui On Construction & Materials, Ltd.	602,000	750,398
*Shun Ho Resources Holdings, Ltd.	483,000	62,725
*Shun Ho Technology Holdings, Ltd.	1,037,452	126,843
Shun Tak Holdings, Ltd.	3,265,941	1,849,248
Sing Tao News Corp., Ltd.	1,842,000	474,886
*Singamas Container Holdings, Ltd.	5,270,000	1,114,286
*Sino Gas Group, Ltd.	3,160,000	142,323
*Sino Prosper Holdings, Ltd.	4,640,000	108,988
*Sinocan Holdings, Ltd.	350,000	1,757
#*Sino-Tech International Holdings, Ltd.	10,310,000	597,899
*Sinotel Technologies, Ltd.	400,000	116,584
*Skyfame Realty Holdings, Ltd.	2,737,750	—
Smartone Telecommunications Holdings, Ltd.	1,248,500	1,294,754
*SMI Publishing Group, Ltd.	250,511	484
Solomon Systech International, Ltd.	5,150,000	398,037
South China (China), Ltd.	5,620,000	414,601
South China Financial Holdings, Ltd.	4,872,000	62,858
Southeast Asia Properties & Finance, Ltd.	289,891	70,792
*Starlight International Holdings, Ltd.	3,125,325	61,550
Stella International Holdings, Ltd.	657,574	1,261,966
Styland Holdings, Ltd.	101,991	324
*Success Universe Group, Ltd.	5,552,000	207,608
Sun Hing Vision Group Holdings, Ltd.	358,000	151,814
#Sun Hung Kai & Co., Ltd.	827,000	536,767
*Sun Innovation Holdings, Ltd.	7,005,655	253,787
*Sunway International Holdings, Ltd.	866,000	32,175
*Superb Summit International Timber Co., Ltd.	3,196,600	111,177
*Sustainable Forest Holdings, Ltd.	3,922,500	227,883
SW Kingsway Capitol Holdings, Ltd.	4,650,000	113,734
Synergis Holdings, Ltd.	350,033	43,256
#*Tack Fat Group International, Ltd.	4,448,000	—
Tack Hsin Holdings, Ltd.	536,000	107,235
Tai Cheung Holdings, Ltd.	1,799,000	1,189,465
Tai Sang Land Development, Ltd.	576,984	231,617
*TaiFook Securities Group, Ltd.	1,003,899	704,074
Tak Sing Alliance Holdings, Ltd.	749,865	101,528
Tan Chong International, Ltd.	1,212,000	310,682
TCC International Holdings, Ltd.	235,683	82,840
#Techtronic Industries Co., Ltd.	3,878,500	3,229,218
Television Broadcasts, Ltd.	80,000	371,230
*Termbray Industries International (Holdings), Ltd.	2,304,900	259,145
Tern Properties Co., Ltd.	61,200	25,195
Texhong Textile Group, Ltd.	1,930,000	1,190,338
#Texwinca Holdings, Ltd.	1,954,000	2,001,120
*Tian Teck Land, Ltd.	1,076,000	886,838
*Titan Petrochemicals Group, Ltd.	11,160,000	978,452
*Tom Group, Ltd.	756,000	63,176
*Tomorrow International Holdings, Ltd.	4,101,420	201,181
Tongda Group Holdings, Ltd.	7,790,000	307,168

1257

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

HONG KONG — (Continued)
Top Form International, Ltd.	2,760,000	$173,969
*Topsearch International (Holdings), Ltd.	3,860,000	191,416
*Town Health International Investments, Ltd.	4,000	600
#Transport International Holdings, Ltd.	411,600	1,283,078
Tristate Holdings, Ltd.	188,000	46,739
#*TSC Offshore Group, Ltd.	970,000	167,624
Tungtex (Holdings) Co., Ltd.	910,000	167,326
Tysan Holdings, Ltd.	1,040,773	159,851
#United Laboratories International Holdings, Ltd. (The)	918,000	1,422,173
*United Power Investment, Ltd.	8,164,000	263,377
*U-Right International Holdings, Ltd.	4,746,000	8,554
*Value Convergence Holdings, Ltd.	424,000	154,024
#Value Partners Group, Ltd.	1,150,000	686,794
Van Shung Chong Holdings, Ltd.	2,205,335	233,243
*Vantage International Holdings, Ltd.	2,580,000	318,865
#Varitronix International, Ltd.	877,293	270,607
Vedan International Holdings, Ltd.	3,144,000	337,098
Veeko International Holdings, Ltd.	1,532,981	49,481
*Victory City International Holdings, Ltd.	2,759,185	579,108
*Vision Values Holdings, Ltd.	281,400	19,978
*Vital Group Holdings, Ltd.	470,000	16,910
#Vitasoy International Holdings, Ltd.	3,437,000	2,684,879
*Vongroup, Ltd.	10,865,000	127,532
*VST Holdings, Ltd.	2,060,000	658,313
Wah Ha Realty Co., Ltd.	278,600	103,161
#*Wah Nam International Holdings, Ltd.	760,000	135,017
Wai Kee Holdings, Ltd.	8,176,738	1,939,804
*Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	61,317
Wang On Group, Ltd.	42,175	990
*Warderly International Holdings, Ltd.	520,000	32,134
Water Oasis Group, Ltd.	1,218,000	186,387
*Win Hanverky Holdings, Ltd.	1,432,000	193,744
*Winfoong International, Ltd.	1,331,000	29,131
*Wing Hing International Holdings, Ltd.	2,190,000	137,541
Wing On Co. International, Ltd.	781,000	1,366,410
Wing Tai Properties, Ltd.	1,937,331	578,679
*Winteam Pharmaceutical Group, Ltd.	3,306,000	467,298
Wong’s International (Holdings), Ltd.	737,641	103,721
*Wong’s Kong King International (Holdings), Ltd.	120,000	12,230
*Xingye Copper International Group, Ltd.	697,000	153,866
Xinyi Glass Holding Co., Ltd.	4,312,000	1,949,883
Y. T. Realty Group, Ltd.	865,000	149,676
Yangtzekiang Garment, Ltd.	606,500	122,847
Yau Lee Holdings, Ltd.	534,000	76,311
YGM Trading, Ltd.	284,000	406,577
*Yueshou Environmental Holdings, Ltd.	510,800	7,563
Yugang International, Ltd.	96,156,000	931,340
*Yunnan Enterprises Holdings, Ltd.	480,000	26,480
*ZZNode Technologies Co., Ltd.	1,628,000	210,086

TOTAL HONG KONG		183,417,727

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,055
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,055

NEW ZEALAND — (5.2%)
Abano Healthcare Group, Ltd.	35,022	134,829
*AFFCO Holdings, Ltd.	1,806,887	482,673
Air New Zealand, Ltd.	1,358,125	1,095,881
Auckland International Airport, Ltd.	1,320,701	1,899,812

1258

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

NEW ZEALAND — (Continued)
Cavalier Corp., Ltd.	283,674	$519,712
CDL Investments (New Zealand), Ltd.	395,965	79,131
Colonial Motor Co., Ltd.	148,846	240,475
Ebos Group, Ltd.	165,517	768,835
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,132,610
Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,263,162
Freightways, Ltd.	717,330	1,469,076
Hallenstein Glasson Holdings, Ltd.	242,461	648,675
Hellaby Holdings, Ltd.	241,363	324,748
Infratil, Ltd.	2,114,735	2,502,222
Mainfreight, Ltd.	378,330	1,825,443
Methven, Ltd.	70,490	79,374
Michael Hill International, Ltd.	1,534,152	746,755
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	407,896
New Zealand Exchange, Ltd.	285,516	307,275
*New Zealand Oil & Gas, Ltd.	1,729,680	1,555,538
*New Zealand Refining Co., Ltd.	600,961	1,317,518
Northland Port Corp. (New Zealand), Ltd.	217,513	257,563
#Nuplex Industries, Ltd.	932,646	1,999,975
*Pike River Coal, Ltd.	259,067	186,304
Port of Tauranga, Ltd.	528,512	2,646,943
#Pumpkin Patch, Ltd.	606,913	810,163
*Pyne Gould Corp., Ltd.	106,110	31,554
*Pyne Gould Guinness, Ltd.	1,576,514	605,771
*Rakon, Ltd.	63,924	48,269
Restaurant Brands New Zealand, Ltd.	369,175	648,003
*Richina Pacific, Ltd.	274,180	71,625
*Rubicon, Ltd.	1,113,829	725,481
Ryman Healthcare, Ltd.	1,753,323	2,585,299
Sanford, Ltd.	393,618	1,150,337
Scott Technology, Ltd.	25,932	22,409
*Seafresh Fisheries, Ltd.	80,520	1,636
Skellerup Holdings, Ltd.	263,479	141,470
Sky City Entertainment Group, Ltd.	2,523,346	5,554,857
*Sky Network Television, Ltd.	609,875	2,139,115
South Port (New Zealand), Ltd.	30,744	59,455
#Steel & Tube Holdings, Ltd.	393,011	630,765
*Tenon, Ltd.	19,132	13,934
Tourism Holdings, Ltd.	274,867	149,876
Tower, Ltd.	782,696	1,065,531
TrustPower, Ltd.	9,392	49,115
Vector, Ltd.	384,634	581,327
*Warehouse Group, Ltd.	469,712	1,206,281

TOTAL NEW ZEALAND		46,184,698

SINGAPORE — (11.3%)
#*Abterra, Ltd.	270,000	8,981
*Addvalue Technologies, Ltd.	1,043,000	30,774
Advanced Holdings, Ltd.	691,000	142,674
Allgreen Properties, Ltd.	2,604,000	2,245,926
#Armstrong Industrial Corp., Ltd.	1,236,000	391,826
*Asia Environment Holdings, Ltd.	528,793	56,483
*Asia Food & Properties, Ltd.	1,752,000	711,593
*Asia-Pacific Strategic Investments, Ltd.	141	209
*Asiasons Capital, Ltd.	264,000	33,086
*ASL Marine Holdings, Ltd.	497,000	314,763
*A-Sonic Aerospace, Ltd.	564,996	35,458
*Ausgroup, Ltd.	192,000	72,934
Baker Technology, Ltd.	1,236,000	378,399
*Ban Joo & Co., Ltd.	1,654,000	48,578
*Banyan Tree Holdings, Ltd.	517,000	330,754

1259

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Best World International, Ltd.	221,500	$52,125
*Beyonics Technology, Ltd.	6,949,300	1,179,538
*BH Global Marine, Ltd.	70,000	17,765
Bonvests Holdings, Ltd.	978,000	680,350
*Boustead Singapore, Ltd.	34,000	22,757
Breadtalk Group, Ltd.	163,800	71,100
#Broadway Industrial Group, Ltd.	461,000	391,058
*Brothers (Holdings), Ltd.	504,628	57,337
#Bukit Sembawang Estates, Ltd.	374,003	1,335,289
*Bund Center Investment, Ltd.	848,000	367,936
CEI Contract Manufacturing, Ltd.	432,000	35,087
Cerebos Pacific, Ltd.	528,000	1,616,425
CH Offshore, Ltd.	1,393,400	564,861
*Changjiang Fertilizer Holdings, Ltd.	515	86
*Chemical Industries (Far East), Ltd.	91,910	34,471
China Aviation Oil Singapore Corp., Ltd.	507,000	541,664
China Dairy Group, Ltd.	1,502,000	143,568
*China Energy, Ltd.	3,110,000	355,267
China Merchants Holdings Pacific, Ltd.	809,000	416,896
#*China XLX Fertiliser, Ltd.	714,000	276,068
*Chip Eng Seng Corp., Ltd.	1,612,800	433,574
Chosen Holdings, Ltd.	1,202,000	106,059
*Chuan Hup Holdings, Ltd.	3,967,000	759,126
*Chuan Soon Huat Industrial Group, Ltd.	614,000	—
*Compact Metal Industries, Ltd.	643,000	3,546
#Creative Technology Co., Ltd.	257,350	765,292
CSC Holdings, Ltd.	1,829,000	215,574
*CSE Global, Ltd.	1,814,000	1,283,482
CWT, Ltd.	891,700	607,511
#*Delong Holdings, Ltd.	1,287,000	362,021
*Digiland International, Ltd.	11,763,000	43,253
*Eagle Brand Holdings, Ltd.	14,387,000	795,222
*Eastern Asia Technology, Ltd.	1,034,000	76,260
*Ellipsiz, Ltd.	123,000	13,148
*Engro Corp., Ltd.	354,000	238,411
*Enviro-Hub Holdings, Ltd.	1,445,666	100,257
Eu Yan Sang International, Ltd.	213,000	101,914
*Eucon Holdings, Ltd.	3,096,000	114,790
#*Ezion Holdings, Ltd.	1,092,000	564,281
#Ezra Holdings, Ltd.	1,394,000	2,057,501
F.J. Benjamin Holdings, Ltd.	1,095,000	286,343
*Falcon Energy Group, Ltd.	64,000	26,217
*Federal International (2000), Ltd.	985,500	119,916
#*First Resources, Ltd.	2,223,000	1,851,926
Food Empire Holdings, Ltd.	1,094,400	277,022
Fragrance Group, Ltd.	41,000	16,588
*Freight Links Express Holdings, Ltd.	3,893,000	157,945
*Fu Yu Corp., Ltd.	3,955,750	289,832
*Gallant Venture, Ltd.	1,310,000	251,669
GK Goh Holdings, Ltd.	1,458,000	643,858
*Global Yellow Pages, Ltd.	299,000	46,258
#Goodpack, Ltd.	1,065,000	1,325,697
GP Batteries International, Ltd.	343,000	454,036
GP Industries, Ltd.	2,872,209	961,255
*Grand Banks Yachts, Ltd.	250,000	82,733
#*Guocoland, Ltd.	501,500	802,780
Healthway Medical Corp., Ltd.	2,287,480	311,807
Hersing Corp., Ltd.	1,285,000	292,737
Hiap Seng Engineering, Ltd.	403,000	198,916
Hi-P International, Ltd.	1,152,000	614,667
Ho Bee Investment, Ltd.	965,000	1,174,147

1260

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
*Hong Fok Corp., Ltd.	2,796,700	$1,194,765
Hong Leong Asia, Ltd.	484,000	1,274,233
Hotel Grand Central, Ltd.	1,119,926	672,362
Hotel Properties, Ltd.	1,359,400	2,851,590
Hour Glass, Ltd.	622,744	375,836
HTL International Holdings, Ltd.	1,063,843	470,701
*Huan Hsin Holdings, Ltd.	1,106,400	261,128
HupSteel, Ltd.	1,572,875	266,021
Hwa Hong Corp., Ltd.	2,279,000	1,071,241
#Hyflux, Ltd.	983,000	2,339,160
IDT Holdings, Ltd.	693,000	182,805
IFS Capital, Ltd.	421,080	152,154
*Informatics Education, Ltd.	1,339,000	133,236
InnoTek, Ltd.	561,000	213,475
Intraco, Ltd.	599,500	149,338
IPC Corp., Ltd.	724,000	66,552
Isetan (Singapore), Ltd.	122,500	313,502
Jadason Enterprises, Ltd.	728,000	48,461
*Jasper Investments, Ltd.	90,680	4,987
#*Jaya Holdings, Ltd.	1,468,000	708,868
*JES International Holdings, Ltd.	232,000	31,661
#*Jiutian Chemical Group, Ltd.	681,000	32,710
JK Yaming International Holdings, Ltd.	906,000	273,173
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	40,956
K1 Ventures, Ltd.	3,349,500	345,806
#Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,412,703
Khong Guan Flour Milling, Ltd.	38,000	42,645
Kian Ann Engineering, Ltd.	1,276,000	178,893
Kian Ho Bearings, Ltd.	781,500	91,011
Kim Eng Holdings, Ltd.	1,299,620	1,540,331
Koh Brothers Group, Ltd.	1,312,000	198,197
*KS Energy Services, Ltd.	615,825	489,433
*Lafe Corp., Ltd.	1,234,800	63,328
*LanTroVision (S), Ltd.	5,028,750	92,476
LC Development, Ltd.	2,041,254	263,541
Lee Kim Tah Holdings, Ltd.	1,600,000	587,709
Lion Asiapac, Ltd.	473,000	83,529
Low Keng Huat Singapore, Ltd.	1,834,000	580,025
Lum Chang Holdings, Ltd.	1,042,030	218,935
M1, Ltd.	1,623,000	2,535,670
*Manhattan Resources, Ltd.	668,000	273,687
*Manufacturing Integration Technology, Ltd.	264,000	27,380
*Marco Polo Marine, Ltd.	73,000	22,073
Memtech International, Ltd.	1,322,000	107,179
Metro Holdings, Ltd.	1,657,160	958,368
#Midas Holdings, Ltd.	1,530,000	1,066,412
*Mirach Energy, Ltd.	460,000	23,782
Miyoshi Precision, Ltd.	353,500	36,413
*Multi-Chem, Ltd.	1,263,000	141,535
Nera Telecommunications, Ltd.	1,125,000	277,394
New Toyo International Holdings, Ltd.	1,015,000	134,988
NSL, Ltd.	414,000	429,023
#*Oceanus Group, Ltd.	2,180,000	497,840
Orchard Parade Holdings, Ltd.	952,022	771,744
OSIM International, Ltd.	964,000	754,044
*Ossia International, Ltd.	627,554	62,164
*Otto Marine, Ltd.	521,000	153,588
#*Overseas Union Enterprise, Ltd.	430,000	849,042
Pan Pacific Hotels Group, Ltd.	1,669,500	1,950,867
Pan-United Corp., Ltd.	2,006,000	702,312
Parkway Holdings, Ltd.	1,060,678	3,074,947

1261

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
PCI, Ltd.	575,000	$181,751
*Penguin International, Ltd.	400,000	36,827
Pertama Holdings, Ltd.	459,750	126,788
#Petra Foods, Ltd.	881,000	914,475
Popular Holdings, Ltd.	2,763,650	315,342
PSC Corp., Ltd.	1,823,419	344,084
QAF, Ltd.	881,000	425,258
Qian Hu Corp., Ltd.	674,600	64,617
#Raffles Education Corp., Ltd.	4,389,781	937,640
*Raffles Medical Group, Ltd.	520,000	750,006
*Rotary Engineering, Ltd.	1,083,600	783,018
San Teh, Ltd.	1,006,087	270,827
SBS Transit, Ltd.	953,500	1,284,315
SC Global Developments, Ltd.	61,000	75,038
*Seroja Investments, Ltd.	17,767	5,032
Sim Lian Group, Ltd.	1,380,000	526,660
Sing Holdings, Ltd.	36,666	9,066
Sing Investments & Finance, Ltd.	198,450	214,442
Singapore Land, Ltd.	144,000	706,341
#Singapore Post, Ltd.	3,567,900	2,989,984
Singapore Reinsurance Corp., Ltd.	1,514,530	289,916
Singapore Shipping Corp., Ltd.	1,689,000	342,276
Singapura Finance, Ltd.	174,062	199,846
Sinomem Technology, Ltd.	101,000	37,287
Sinwa, Ltd.	259,000	59,478
SMB United, Ltd.	1,224,000	229,723
Soilbuild Group Holdings, Ltd.	214,000	100,123
#*Sound Global, Ltd.	1,432,000	877,045
#Spice I2I, Ltd.	3,161,500	303,209
Stamford Land Corp., Ltd.	2,803,000	1,084,686
Straco Corp., Ltd.	130,000	10,516
*Straits Asia Resources, Ltd.	1,646,000	2,512,801
Sunningdale Tech, Ltd.	2,086,000	346,090
*Super Group, Ltd.	279,000	177,741
Superbowl Holdings, Ltd.	522,000	75,524
Superior Multi-Packaging, Ltd.	319,500	19,922
#*Swiber Holdings, Ltd.	752,000	571,337
#Tat Hong Holdings, Ltd.	1,054,800	769,286
Thakral Corp., Ltd.	6,028,000	132,695
Thomson Medical Centre, Ltd.	22,000	13,606
*Tiong Woon Corp. Holding, Ltd.	901,000	285,604
*Transcu Group, Ltd.	1,885,000	138,623
Trek 2000 International, Ltd.	973,000	204,381
UMS Holdings, Ltd.	841,000	260,778
United Engineers, Ltd.	558,666	946,737
*United Envirotech, Ltd.	352,000	96,135
United Industrial Corp., Ltd.	336,000	533,943
United Overseas Insurance, Ltd.	187,250	449,683
UOB-Kay Hian Holdings, Ltd.	1,427,400	1,587,362
*Venture Corp., Ltd.	696,000	4,688,392
Vicom, Ltd.	120,000	251,761
WBL Corp., Ltd.	597,000	2,009,629
*Wee Hur Holdings, Ltd.	1,000	361
#Wheelock Properties, Ltd.	1,147,000	1,595,583
Wing Tai Holdings, Ltd.	1,619,000	2,147,904
Xpress Holdings, Ltd.	3,079,000	169,563
YHI International, Ltd.	1,174,000	233,674
*Yoma Strategic Holdings, Ltd.	132,000	6,769

1262

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SINGAPORE — (Continued)
Yongnam Holdings, Ltd.	1,970,000	$348,504

TOTAL SINGAPORE		101,027,590

TOTAL COMMON STOCKS		781,806,407

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#Village Roadshow, Ltd. Series A	334,417	662,493

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Allied Medical, Ltd. Rights 08/16/10	23,492	—
*IDT Australia, Ltd. Warrants 03/31/11	8,220	—
*Tanami Gold NL Rights 08/11/10	3,090,850	5,593

TOTAL AUSTRALIA		5,593

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	138,477
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*Lippo, Ltd. Warrants 07/04/11	82,470	892
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	6,193
*South China (China), Ltd. Rights 09/06/10	1,124,000	13,023

TOTAL HONG KONG		158,585

SINGAPORE — (0.0%)
*Best World International, Ltd. Warrants 07/05/13	44,300	2,443
*Goodpack, Ltd. Warrants 11/30/12	169,000	124,283
*New Toyo International Holdings, Ltd. Rights 08/16/10	609,000	26,872
*Spice I2I, Ltd. Rights 08/18/10	3,161,500	69,749
*Superior Multi-Packaging, Ltd. Rights 08/19/10	319,500	7,049

TOTAL SINGAPORE		230,396

TOTAL RIGHTS/WARRANTS		394,574

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (12.5%)
§@DFA Short Term Investment Fund	110,811,062	110,811,062
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $477,252) to be repurchased at $467,902	$468	467,894

TOTAL SECURITIES LENDING COLLATERAL		111,278,956

TOTAL INVESTMENTS — (100.0%) (Cost $819,993,470)##		$894,142,430

1263

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,886,307	$448,286,030	—	$451,172,337
Hong Kong	884,524	182,533,203	—	183,417,727
Malaysia	—	4,055	—	4,055
New Zealand	59,455	46,125,243	—	46,184,698
Singapore	5,901,266	95,126,324	—	101,027,590
Preferred Stocks
Australia	—	662,493	—	662,493
Rights/Warrants
Australia	5,593	—	—	5,593
Hong Kong	20,108	138,477	—	158,585
Singapore	153,598	76,798	—	230,396
Securities Lending Collateral	—	111,278,956	—	111,278,956

TOTAL	$9,910,851	$884,231,579	—	$894,142,430

See accompanying Notes to Schedules of Investments.

1264

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010
(Unaudited)

	Shares	Value††

COMMON STOCKS — (98.0%)
Consumer Discretionary — (20.4%)
4imprint Group P.L.C.	96,735	$320,483
Aegis Group P.L.C.	3,149,142	5,790,989
*Aga Rangemaster Group P.L.C.	288,143	397,366
Arena Leisure P.L.C.	1,372,024	816,541
*Barratt Developments P.L.C.	1,282,922	1,938,101
Bellway P.L.C.	423,813	3,852,888
*Berkeley Group Holdings P.L.C. (The)	372,436	4,736,360
Bloomsbury Publishing P.L.C.	271,841	529,294
*Bovis Homes Group P.L.C.	474,842	2,561,744
Carpetright P.L.C.	167,232	1,939,728
*Carphone Warehouse Group P.L.C.	506,951	1,829,602
Centaur Media P.L.C.	556,967	445,584
Chime Communications P.L.C.	210,455	570,954
*Chrysalis Group P.L.C.	107,232	166,831
Churchill China P.L.C.	30,000	129,975
Cineworld Group P.L.C.	3,286	10,308
*Clinton Cards P.L.C.	740,506	383,576
*Creston P.L.C.	5,333	8,072
Daily Mail & General Trust P.L.C. Series A	905,776	6,896,521
*Debenhams P.L.C.	2,767,111	2,670,421
Dignity P.L.C.	250,732	2,765,780
Domino’s Pizza UK & IRL P.L.C.	31,735	203,772
*DSG International P.L.C.	10,089,373	4,244,003
Dunelm Group P.L.C.	38,882	244,269
*eaga P.L.C.	140,286	233,524
*Enterprise Inns P.L.C.	1,155,417	1,860,058
Euromoney Institutional Investor P.L.C.	308,341	2,922,435
*Findel P.L.C.	1,283,962	166,551
*Forminster P.L.C.	43,333	2,550
French Connection Group P.L.C.	373,475	279,532
Fuller Smith & Turner P.L.C.	129,026	1,133,733
Future P.L.C.	1,324,863	360,628
*Galiform P.L.C.	521,046	587,766
Game Group P.L.C.	1,441,697	1,613,468
*Games Workshop Group P.L.C.	101,889	685,646
*GKN P.L.C.	3,830,675	8,118,140
Greene King P.L.C.	721,841	5,016,466
Halfords Group P.L.C.	752,842	5,681,142
Haynes Publishing Group P.L.C.	14,703	55,350
Headlam Group P.L.C.	330,383	1,321,122
Henry Boot P.L.C.	426,786	599,883
#HMV Group P.L.C.	1,545,882	1,463,527
Holidaybreak P.L.C.	206,890	844,529
*Home Retail Group P.L.C.	809,235	3,032,307
*Hornby P.L.C.	154,220	338,791
Huntsworth P.L.C.	800,069	955,895
*Inchcape P.L.C.	1,025,492	4,804,539
Informa P.L.C.	1,449,124	8,925,135
*ITV P.L.C.	6,035,176	4,894,903
J.D. Wetherspoon P.L.C.	437,012	2,994,616
#JD Sports Fashion P.L.C.	120,013	1,418,880
*JJB Sports P.L.C.	1,560,131	294,224
John Menzies P.L.C.	244,534	1,582,867
*Johnston Press P.L.C.	507,412	159,708
Kesa Electricals P.L.C.	1,982,633	3,905,169
Ladbrokes P.L.C.	2,654,359	5,637,951
Laura Ashley Holdings P.L.C.	2,800,394	566,112
*Lookers P.L.C.	1,037,969	893,404

1265

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Consumer Discretionary — (Continued)
Marston’s P.L.C.	1,499,758	$2,262,950
*Mecom Group P.L.C.	34,335	116,644
Millennium & Copthorne Hotels P.L.C.	609,888	4,651,846
*Mitchells & Butlers P.L.C.	592,798	2,899,422
Mothercare P.L.C.	324,479	2,657,151
N Brown Group P.L.C.	828,543	2,952,413
Pace P.L.C.	772,437	2,557,914
*PartyGaming P.L.C.	666,311	3,134,975
*Pendragon P.L.C.	2,285,154	895,559
*Persimmon P.L.C.	718,942	3,984,926
#Pinewood Shepperton P.L.C.	182,105	447,397
*Punch Taverns P.L.C.	1,217,971	1,402,760
Rank Group P.L.C.	915,711	1,709,703
*Redrow P.L.C.	632,390	1,062,239
Restaurant Group P.L.C.	732,507	2,634,909
Rightmove P.L.C.	261,219	2,677,760
Smiths News P.L.C.	674,129	1,181,566
*Sportech P.L.C.	329,794	210,807
*Sports Direct International P.L.C.	456,794	787,433
St. Ives Group P.L.C.	436,379	582,590
*Stylo P.L.C.	64,096	4,777
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	5,316,048	2,207,322
Ted Baker P.L.C.	149,926	1,254,521
Thomas Cook Group P.L.C.	2,416,107	6,895,108
*Topps Tiles P.L.C.	726,666	689,742
*Trinity Mirror P.L.C.	480,731	802,978
United Business Media P.L.C.	864,643	7,465,334
UTV Media P.L.C.	217,432	418,634
Vitec Group P.L.C. (The)	160,303	1,049,946
*Wagon P.L.C.	237,979	4,668
WH Smith P.LC.	588,205	3,916,020
Whitbread P.L.C.	118,779	2,623,916
William Hill P.L.C.	2,225,119	5,825,147
Wilmington Group P.L.C.	346,234	790,580
#*Yell Group P.L.C.	6,166,762	2,332,708

Total Consumer Discretionary		191,896,078

Consumer Staples — (4.2%)
#A.G. Barr P.L.C.	128,572	2,404,251
Anglo-Eastern Plantations P.L.C.	108,153	906,918
Britvic P.L.C.	726,850	5,475,803
Cranswick P.L.C.	174,592	2,387,126
Dairy Crest Group P.L.C.	520,119	3,149,464
Devro P.L.C.	605,749	1,997,233
*European Home Retail P.L.C.	109,256	—
*Fiberweb P.L.C.	93,344	86,196
Greggs P.L.C.	371,068	2,587,875
McBride P.L.C.	776,269	1,696,643
Northern Foods P.L.C.	1,842,840	1,264,429
*Premier Foods P.L.C.	5,738,177	1,710,412
PZ Cussons P.L.C.	1,298,024	6,989,030
R.E.A. Holdings P.L.C.	49,233	410,388
Robert Wiseman Dairies P.L.C.	221,312	1,752,339
Tate & Lyle P.L.C.	788,124	5,556,462
Thorntons P.L.C.	313,060	394,474
*Uniq P.L.C.	335,801	55,392
Young & Co.’s Brewery P.L.C.	40,000	268,324
Young & Co.’s Brewery P.L.C. Series A	20,936	177,588

Total Consumer Staples		39,270,347

1266

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Energy — (5.3%)
*Afren P.L.C.	2,003,169	$2,873,001
Anglo Pacific Group P.L.C.	426,647	1,715,116
*Dana Petroleum P.L.C.	333,328	8,949,321
*EnQuest P.L.C.	637,696	1,170,745
*Fortune Oil P.L.C.	5,889,851	593,461
*Hardy Oil & Gas P.L.C.	49,802	125,348
#*Heritage Oil P.L.C.	392,979	2,529,930
Hunting P.L.C.	439,386	3,584,903
#James Fisher & Sons P.L.C.	170,822	1,205,962
JKX Oil & Gas P.L.C.	431,945	1,963,129
John Wood Group P.L.C.	1,065,205	5,975,610
Lamprell P.L.C.	115,348	493,864
Melrose Resources P.L.C.	336,039	1,637,476
*Premier Oil P.L.C.	350,471	8,017,777
*Salamander Energy P.L.C.	287,546	1,084,224
*Soco International P.L.C.	892,380	5,868,396
*UK Coal P.L.C.	889,073	498,230
Wellstream Holdings P.L.C.	213,033	1,676,343

Total Energy		49,962,836

Financials — (12.4%)
Aberdeen Asset Management P.L.C.	2,558,118	5,633,556
Amlin P.L.C.	1,442,805	9,617,239
Arbuthnot Banking Group P.L.C.	67,329	435,633
Ashmore Group P.L.C.	576,416	2,554,995
*BCB Holdings, Ltd.	5,979	7,133
Beazley P.L.C.	1,182,782	2,226,676
BlueBay Asset Management P.L.C.	162,663	717,529
Brewin Dolphin Holdings P.L.C.	870,024	1,666,839
Brit Insurance Holdings NV	322,309	5,049,501
*Capital & Regional P.L.C.	814,788	390,488
Catlin Group, Ltd. P.L.C.	1,129,467	6,813,527
Charles Stanley Group P.L.C.	125,182	407,905
Charles Taylor Consulting P.L.C.	139,215	481,061
Chaucer Holdings P.L.C.	399,881	290,311
Chesnara P.L.C.	200,658	659,849
Close Brothers Group P.L.C.	481,680	5,075,282
Collins Stewart P.L.C.	152,389	173,347
Daejan Holdings P.L.C.	33,216	1,212,845
Development Securities P.L.C.	322,788	1,261,002
*DTZ Holdings P.L.C.	224,770	212,343
Evolution Group P.L.C.	1,028,900	1,350,589
F&C Asset Management P.L.C.	600,603	476,419
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	12,810
Hardy Underwriting Group P.L.C.	153,854	546,724
Hargreaves Lansdown P.L.C.	471,273	2,682,520
Helical Bar P.L.C.	373,868	1,740,142
#Henderson Group P.L.C.	2,936,019	6,025,873
Hiscox, Ltd. P.L.C.	1,517,006	8,468,841
IG Group Holdings P.L.C.	1,241,907	9,223,331
*Industrial & Commercial Holdings P.L.C.	5,000	118
#Intermediate Capital Group P.L.C.	975,633	4,060,432
International Personal Finance P.L.C.	930,623	3,543,417
*IP Group P.L.C.	250,011	123,441
Jardine Lloyd Thompson Group P.L.C.	603,449	5,587,136
*Lancashire Holdings, Ltd. P.L.C.	315,169	2,652,554
Liontrust Asset Management P.L.C.	129,935	147,090
London Stock Exchange Group P.L.C.	193,798	1,967,001
LSL Property Services P.L.C.	134,125	544,954
*MWB Group Holdings P.L.C.	379,622	222,123

1267

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Financials — (Continued)
Novae Group P.L.C.	234,907	$1,181,131
Park Group P.L.C.	166,600	57,167
Provident Financial P.L.C.	463,647	5,868,490
*Puma Brandenburg, Ltd. (B61F3J5)	1,193,004	25,963
*Puma Brandenburg, Ltd. (B62NCQ8)	1,193,004	25,963
*Quintain Estates & Development P.L.C.	318,342	196,162
Rathbone Brothers P.L.C.	159,131	2,072,525
#*Resolution, Ltd.	59,643	219,420
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	164,239
Savills P.L.C.	501,321	2,508,216
*Shellproof, Ltd.	1,156	816
*Shore Capital Group, Ltd. P.L.C.	1,193,004	487,039
St. James’s Place P.L.C.	718,698	3,117,140
*St. Modwen Properties P.L.C.	591,267	1,614,277
Tullett Prebon P.L.C.	761,178	4,065,084
*Unite Group P.L.C.	192,038	571,526

Total Financials		116,437,734

Health Care — (3.1%)
#*Alizyme P.L.C.	660,805	41,476
*Antisoma P.L.C.	2,024,536	177,670
*Ark Therapeutics Group P.L.C.	638,344	57,773
*Assura Group, Ltd. P.L.C.	55,610	40,552
*Axis-Shield P.L.C.	223,338	934,630
#Biocompatibles International P.L.C.	147,081	653,149
Bioquell P.L.C.	90,893	149,755
*BTG P.L.C.	730,460	2,440,948
Consort Medical P.L.C.	116,271	692,861
Corin Group P.L.C.	126,637	104,528
Dechra Pharmaceuticals P.L.C.	201,204	1,312,995
Genus P.L.C.	157,057	1,761,788
Hikma Pharmaceuticals P.L.C.	430,418	4,838,319
Nestor Healthcare Group P.L.C.	443,850	490,774
*Oxford Biomedica P.L.C.	2,123,042	320,617
*Prostrakan Group P.L.C.	38,359	44,239
*Renovo Group P.L.C.	95,255	35,463
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	98,379
SSL International P.L.C.	753,239	13,947,186
*Synergy Health P.L.C.	34,533	361,716
*Vectura Group P.L.C.	1,085,207	747,856

Total Health Care		29,252,674

Industrials — (32.4%)
*AEA Technology P.L.C.	539,970	140,083
Aggreko P.L.C.	136,118	3,272,511
Air Partner P.L.C.	37,086	184,085
Alumasc Group P.L.C.	124,366	200,171
Arriva P.L.C.	655,941	7,924,081
Ashtead Group P.L.C.	1,976,882	3,006,226
Atkins WS P.L.C.	425,663	4,769,926
*Autologic Holdings P.L.C.	80,000	33,893
*Avis Europe P.L.C.	420,373	141,763
#Babcock International Group P.L.C.	1,286,052	11,176,718
Balfour Beatty P.L.C.	2,083,243	8,136,273
BBA Aviation P.L.C.	1,229,161	3,783,309
Bodycote P.L.C.	722,295	2,686,289
Braemar Shipping Services P.L.C.	81,108	623,905
#Brammer P.L.C.	185,266	465,370
#*British Airways P.L.C.	92,560	318,490
BSS Group P.L.C.	489,152	3,433,280

1268

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
Camellia P.L.C.	2,437	$311,724
Carillion P.L.C.	1,523,518	7,193,657
Carr’s Milling Industries P.L.C.	35,330	292,754
Castings P.L.C.	162,757	504,478
Charter International P.L.C.	614,873	6,964,309
Chemring Group P.L.C.	128,869	5,837,332
Chloride Group P.L.C.	1,025,093	5,998,498
Clarkson P.L.C.	64,187	857,412
Communisis P.L.C.	561,133	204,242
Connaught P.L.C.	319,006	178,631
*Cookson Group P.L.C.	901,979	6,286,287
Costain Group P.L.C.	126,958	384,231
*Danka Business Systems P.L.C.	1,029,605	32,797
Davis Service Group P.L.C.	670,430	3,932,173
#De la Rue P.L.C.	387,017	4,452,000
*easyJet P.L.C.	564,154	3,539,046
Eleco P.L.C.	80,000	22,282
Fenner P.L.C.	671,987	2,323,129
*Firstgroup P.L.C.	1,485,706	8,575,553
Forth Ports P.L.C.	175,092	3,492,171
Galliford Try P.L.C.	143,429	693,557
Go-Ahead Group P.L.C.	164,629	2,882,586
#Hampson Industries P.L.C.	591,932	571,372
Hays P.L.C.	4,753,935	6,730,550
#*Helphire P.L.C.	1,050,597	640,206
Hogg Robinson Group P.L.C.	103,893	49,654
Homeserve P.L.C.	220,105	7,523,712
Hyder Consulting P.L.C.	168,297	921,246
IMI P.L.C.	1,191,221	13,335,033
*Impellam Group P.L.C.	35,258	51,561
Interserve P.L.C.	498,625	1,550,321
Intertek Group P.L.C.	539,854	13,360,921
Invensys P.L.C.	472,034	1,978,568
ITE Group P.L.C.	1,009,264	2,349,686
J. Smart & Co. (Contractors) P.L.C.	22,500	149,766
Keller Group P.L.C.	262,639	2,262,076
Kier Group P.L.C.	137,718	2,243,155
Latchways P.L.C.	41,288	443,328
Lavendon Group P.L.C.	460,763	401,131
Lincat Group P.L.C.	14,452	116,221
Low & Bonar P.L.C.	763,541	435,889
Management Consulting Group P.L.C.	1,139,133	429,975
Mears Group P.L.C.	46,585	177,724
Meggitt P.L.C.	1,688,203	7,920,317
Melrose P.L.C.	1,395,872	5,116,462
Michael Page International P.L.C.	1,235,568	7,515,412
Mitie Group P.L.C.	1,211,510	3,969,158
MJ Gleeson Group P.L.C.	195,875	354,074
Morgan Crucible Co. P.L.C.	1,174,108	3,959,218
Morgan Sindall P.L.C.	161,485	1,388,577
Mouchel Group P.L.C.	469,006	918,026
*National Express Group P.L.C.	1,153,246	4,225,907
*Northgate P.L.C.	313,859	907,489
PayPoint P.L.C.	87,805	456,445
PV Crystalox Solar P.L.C.	597,857	556,345
Qinetiq P.L.C.	2,180,065	4,219,103
Regus P.L.C.	3,178,152	3,737,995
*Rentokil Initial P.L.C.	3,445,291	5,529,430
Ricardo P.L.C.	217,815	848,001
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	1,352,663

1269

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Industrials — (Continued)
ROK P.L.C.	723,316	$323,471
Rotork P.L.C.	348,025	8,244,192
RPS Group P.L.C.	788,615	2,412,656
Scott Wilson Group P.L.C.	83,704	378,900
Senior P.L.C.	1,671,692	3,342,516
Severfield-Rowen P.L.C.	351,952	1,205,440
Shanks Group P.L.C.	1,642,693	2,692,129
*SIG P.L.C.	1,366,866	2,170,364
Speedy Hire P.L.C.	178,122	64,774
Spice P.L.C.	4,494	3,978
Spirax-Sarco Engineering P.L.C.	301,608	7,386,029
Stagecoach Group P.L.C.	1,629,685	4,303,188
Sthree P.L.C.	299,337	1,228,757
#T Clarke P.L.C.	148,717	316,177
Tarsus Group P.L.C.	212,372	444,255
Tomkins P.L.C.	3,282,427	16,667,935
*Travis Perkins P.L.C.	601,830	7,958,937
Tribal Group P.L.C.	132,810	129,818
*Trifast P.L.C.	359,985	175,093
UK Mail Group P.L.C.	198,089	1,104,168
Ultra Electronics Holdings P.L.C.	267,145	6,763,342
Umeco P.L.C.	196,406	1,210,135
*Volex Group P.L.C.	229,354	594,684
Vp P.L.C.	167,463	430,371
Weir Group P.L.C. (The)	368,784	6,794,899
Wincanton P.L.C.	479,763	1,786,996
WSP Group P.L.C.	262,651	1,437,909
XP Power, Ltd. P.L.C.	73,546	747,424

Total Industrials		304,270,476

Information Technology — (11.3%)
Acal P.L.C.	104,729	322,435
Alphameric P.L.C.	127,141	50,518
#*Alterian P.L.C.	179,139	438,722
Anite P.L.C.	1,166,924	779,596
ARM Holdings P.L.C.	868,243	4,465,521
Aveva Group P.L.C.	274,171	5,723,409
Computacenter P.L.C.	423,790	1,825,011
*CSR P.L.C.	380,954	2,043,407
Dialight P.L.C.	111,362	610,460
Dimension Data Holdings P.L.C.	5,151,402	9,951,023
Diploma P.L.C.	455,202	1,856,763
Domino Printing Sciences P.L.C.	455,803	3,212,158
*E2V Technologies P.L.C.	247,588	235,459
Electrocomponents P.L.C.	1,576,293	5,563,778
Fidessa Group P.L.C.	129,875	2,981,830
*Gresham Computing P.L.C.	144,631	44,516
Halma P.L.C.	1,461,044	6,365,337
#*Imagination Technologies Group P.L.C.	882,944	4,554,716
*Innovation Group P.L.C.	2,836,273	511,931
Intec Telecom Systems P.L.C.	1,128,823	1,359,362
Kewill P.L.C.	368,863	695,902
*Kofax P.L.C.	317,667	1,197,869
Laird P.L.C.	719,642	1,386,863
Logica P.L.C.	5,143,741	8,747,001
Micro Focus International P.L.C.	520,037	3,373,401
*Misys P.L.C.	1,833,430	7,259,196
Moneysupermarket.com Group P.L.C.	6,292	6,903
Oxford Instruments P.L.C.	193,856	996,457
Phoenix IT Group, Ltd. P.L.C.	197,369	692,819
Premier Farnell P.L.C.	1,379,926	5,176,420

1270

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Information Technology — (Continued)
Psion P.L.C.	499,513	$607,303
#*Raymarine P.L.C.	249,080	72,746
Renishaw P.L.C.	180,171	2,348,980
RM P.L.C.	363,499	748,728
*RMS Communications P.L.C.	15,000	—
*SDL P.L.C.	316,996	2,677,811
Spectris P.L.C.	490,382	6,961,424
Spirent Communications P.L.C.	2,461,978	4,944,633
*Telecity Group P.L.C.	47,580	323,355
*TT electronics P.L.C.	595,193	992,996
#Vislink P.L.C.	588,460	170,148
*Wolfson Microelectronics P.L.C.	481,057	1,302,839
Xaar P.L.C.	220,887	466,978
Xchanging P.L.C.	541,322	1,697,947

Total Information Technology		105,744,671

Materials — (5.0%)
British Polythene Industries P.L.C.	102,332	346,898
Carclo P.L.C.	214,230	526,447
Croda International P.L.C.	484,717	9,787,850
DS Smith P.L.C.	1,591,931	3,597,478
Elementis P.L.C.	1,858,096	2,260,470
*Ferrexpo P.L.C.	439,822	1,909,401
Filtrona P.L.C.	704,266	2,646,637
*Gem Diamonds, Ltd. P.L.C.	353,895	1,215,471
Hill & Smith Holdings P.L.C.	275,101	1,244,230
Hochschild Mining P.L.C.	341,284	1,547,189
*Inveresk P.L.C.	125,000	3,236
Marshalls P.L.C.	658,597	933,275
Mondi P.L.C.	1,078,021	7,618,830
Petropavlovsk P.L.C.	232,446	3,680,469
Porvair P.L.C.	146,460	143,758
RPC Group P.L.C.	383,195	1,595,945
Victrex P.L.C.	321,880	6,168,291
*Yule Catto & Co P.L.C.	505,169	1,627,629
Zotefoams P.L.C.	96,852	163,653

Total Materials		47,017,157

Telecommunication Services — (1.6%)
Cable & Wireless Communications P.L.C.	6,963,574	6,468,695
Cable & Wireless Worldwide P.L.C.	653,895	684,892
*Colt Group SA	1,213,428	2,455,897
Kcom Group P.L.C.	2,504,455	1,919,231
*TalkTalk Telecom Group P.L.C.	1,129,060	2,170,281
Telecom Plus P.L.C.	254,695	1,462,179

Total Telecommunication Services		15,161,175

Utilities — (2.3%)
Dee Valley Group P.L.C.	12,109	185,958
Drax Group P.L.C.	900,721	5,421,810
Northumbrian Water Group P.L.C.	1,335,204	6,952,949
Pennon Group P.L.C.	947,036	8,760,398

Total Utilities		21,321,115

TOTAL COMMON STOCKS		920,334,263

RIGHTS/WARRANTS — (0.2%)
*Development Securities P.L.C. Rights 08/11/10	134,495	2,174
*Management Consulting Warrants 12/31/11	479,256	15,040
*Resolution, Ltd. Rights 08/05/10	1,013,932	1,384,175
*SFI Holdings, Ltd. Litigation Certificate	26,713	—

1271

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Ultraframe Litigation Notes	319,285	$—

TOTAL RIGHTS/WARRANTS		1,401,389

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $455,000 FNMA 3.901%(r), 02/25/39, valued at $239,645) to be repurchased at $234,004	$234	234,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (1.8%)
§@DFA Short Term Investment Fund	17,162,382	17,162,382
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $207,167) to be repurchased at $203,108	$203	203,105

TOTAL SECURITIES LENDING COLLATERAL		17,365,487

TOTAL INVESTMENTS — (100.0%) (Cost $922,673,860)##		$939,335,139

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,168,393	$189,727,685	—	$191,896,078
Consumer Staples	268,324	39,002,023	—	39,270,347
Energy	1,170,745	48,792,091	—	49,962,836
Financials	816	116,436,918	—	116,437,734
Health Care	149,755	29,102,919	—	29,252,674
Industrials	495,867	303,774,609	—	304,270,476
Information Technology	—	105,744,671	—	105,744,671
Materials	—	47,017,157	—	47,017,157
Telecommunication Services	9,323,868	5,837,307	—	15,161,175
Utilities	—	21,321,115	—	21,321,115
Rights/Warrants	1,386,349	15,040	—	1,401,389
Temporary Cash Investments	—	234,000	—	234,000
Securities Lending Collateral	—	17,365,487	—	17,365,487

TOTAL	$14,964,117	$924,371,022	—	$939,335,139

See accompanying Notes to Schedules of Investments.

1272

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (85.9%)
AUSTRIA — (2.5%)
#Agrana Beteiligungs AG	16,673	$1,585,468
Andritz AG	116,739	7,311,878
#*A-TEC Industries AG	21,828	227,062
Austria Email AG	715	7,278
*Austriamicrosystems AG	18,053	606,803
BKS Bank AG	3,120	68,306
#BWIN Interactive Entertainment AG	82,345	4,576,576
BWT AG	27,601	655,431
#*CA Immobilien Anlagen AG	130,641	1,596,260
CAT Oil AG	20,754	190,540
*Constantia Packaging AG	18,095	1,133,057
*EAG-Beteiligungs AG	1,650	8,194
EVN AG	47,007	801,285
Flughafen Wien AG	39,948	2,307,138
*Frauenthal Holding AG	12,084	131,763
#*Intercell AG	104,732	2,156,657
Josef Manner & Co. AG	870	47,901
*Kapsch TrafficCom AG	4,279	179,481
Lenzing AG	4,701	1,934,139
Mayr-Melnhof Karton AG	31,265	3,209,110
Oberbank AG	37,973	2,141,765
#Oesterreichischen Post AG	98,332	2,627,787
#*Palfinger AG	45,976	1,078,164
*RHI AG	93,231	2,781,136
#Rosenbauer International AG	11,816	480,726
*S&T System Integration & Technology Distribution AG	6,404	82,896
Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,559,899
Semperit AG Holding	13,154	489,313
*Sparkassen Immobilien AG	58,185	393,285
Strabag SE	95,319	2,189,691
UBM Realitaetenentwicklung AG	1,440	54,420
#Uniqa Versicherungen AG	183,096	3,324,216
Voestalpine AG	17,910	572,579
#*Warimpex Finanz und Beteiligungs AG	8,663	23,011
*Wienerberger AG	156,412	2,168,345
#*Wolford AG	11,165	269,697
*Zumtobel AG	78,928	1,494,874

TOTAL AUSTRIA		50,466,131

BELGIUM — (3.6%)
*Ablynx NV	8,768	82,392
Ackermans & van Haaren NV	81,854	5,601,333
*Agfa-Gevaert NV	368,855	2,232,072
*Arseus NV	1,672	20,226
Banque Nationale de Belgique SA	952	4,553,393
*Barco NV	53,143	2,656,028
Bekaert SA	56,385	12,271,155
Co.Br.Ha Societe Commerciale de Brasserie SA	115	229,591
Compagnie d’Entreprises	40,394	2,030,733
*Compagnie du Bois Sauvage SA	87	9
#Compagnie Immobiliere de Belgique SA	10,535	412,879
#Compagnie Maritime Belge SA	61,365	1,780,593
*Deceuninck NV	247,412	585,554
*Devgen NV	10,607	124,496
D’Ieteren SA	12,906	6,225,494
Duvel Moorgat SA	8,799	716,939
Econocom Group SA	65,485	959,853
Elia System Operator SA NV	112,383	3,870,616

1273

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

BELGIUM — (Continued)
Euronav SA	86,554	$1,663,885
#EVS Broadcast Equipment SA	13,059	646,691
Exmar NV	127,551	946,934
Floridienne SA	2,033	299,395
*Galapagos NV	18,195	260,782
#*Gimv NV	12,095	595,257
Hamon & Compagnie International SA	3,754	130,499
Henex SA	7,487	419,744
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	285,723
*Ion Beam Applications SA	67,020	660,445
Jensen-Group NV	12,030	112,836
Kinepolis Group NV	5,432	293,084
#Lotus Bakeries NV	1,361	621,289
*Melexis NV	88,696	1,109,835
#Nyrstar NV	140,979	1,635,893
Omega Pharma SA	82,044	3,507,783
*Option NV	38,430	28,536
*Picanol NV	16,620	143,108
*RealDolmen NV	6,066	121,350
Recticel SA	52,387	516,268
Resilux NV	4,095	258,671
#Rosier SA	655	223,814
*Roularta Media Group NV	4,696	101,635
*SAPEC SA (4775951)	3,531	276,343
*SAPEC SA (5389544)	75	109
#Sioen Industries NV	52,140	288,828
Sipef NV	24,100	1,495,726
*Spector Photo Group SA	11,235	9,981
#*Systemat-Datarelay SA	26,232	206,588
#*Telenet Group Holding NV	148,890	4,265,130
Ter Beke NV	2,281	165,689
#Tessenderlo Chemie NV	94,781	2,813,718
#*ThromboGenics NV	25,665	507,234
*TiGenix NV	22,164	51,514
Umicore SA	73,050	2,463,571
Van De Velde NV	27,539	1,213,484
VPK Packaging Group SA	12,084	456,385

TOTAL BELGIUM		73,151,113

DENMARK — (2.5%)
*Aarhus Lokalbank A.S.	8,030	72,934
*Aktieselskabet Roskilde Bank A.S.	32,685	—
*Aktieselskabet Skjern Bank A.S.	3,276	74,100
#Alk-Abello A.S.	17,388	1,091,825
*Alm. Brand A.S.	27,560	300,858
*Amagerbanken A.S.	64,790	184,995
*Ambu A.S.	22,100	560,669
Arkil Holdings A.S. Series B	780	89,829
#Auriga Industries A.S. Series B	46,057	748,768
#*Bang & Olufsen Holdings A.S.	91,461	887,308
#*Bavarian Nordic A.S.	26,456	1,017,082
#*BoConcept Holding A.S.	5,650	188,003
Brodrene Hartmann A.S. Series B	11,730	180,722
#*Brondbyernes IF Fodbold A.S. Series B	15,450	72,517
#D/S Norden A.S.	65,634	2,576,259
*Dalhoff, Larson & Horneman A.S. Series B	32,000	119,967
*Dantherm Holding A.S.	13,100	41,195
#*DFDS A.S.	11,236	716,187
*DiBa Bank A.S.	2,300	25,006
*Djursland Bank A.S.	8,970	215,527
East Asiatic Co., Ltd. A.S.	52,687	1,345,026

1274

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

DENMARK — (Continued)
F.E. Bording A.S.	600	$58,237
*Fionia Holding A.S.	17,880	—
Fluegger A.S. Series B	4,198	312,274
#*Genmab A.S.	90,396	965,881
*GN Store Nord A.S.	667,177	4,555,340
*GPV Industi A.S.	2,200	11,542
#*Greentech Energy Systems A.S.	73,819	189,624
*Gronlandsbanken A.S.	768	56,317
#*H&H International A.S. Series B	17,280	154,238
Harboes Bryggeri A.S.	10,823	227,613
Hojgaard Holding A.S. Series B	2,750	103,408
#*IC Companys A.S.	33,305	1,020,257
*Incentive A.S.	3,575	11,566
Jeudan A.S.	4,620	350,913
*Jyske Bank A.S.	87,656	3,053,074
*Lan & Spar Bank A.S.	5,150	246,593
*Lastas A.S. Series B	11,200	78,177
*Lollands Bank A.S.	750	24,326
#*Mols-Linien A.S.	27,490	195,365
#*NeuroSearch A.S.	61,105	1,074,192
NKT Holding A.S.	68,427	3,364,043
*Nordjyske Bank A.S.	17,600	303,197
*Norresundby Bank A.S.	7,350	224,041
North Media A.S.	36,665	256,419
*Ostjydsk Bank A.S.	2,554	167,527
#*Parken Sport & Entertainment A.S.	32,936	456,849
Per Aarsleff A.S. Series B	5,975	482,828
*Ringkjoebing Landbobank A.S.	14,890	1,552,648
Roblon A.S. Series B	540	56,490
Rockwool International A.S.	7,816	712,020
#*Royal Unibrew A.S.	25,819	902,825
*Salling Bank A.S.	910	51,487
*Sanistal A.S. Series B	4,051	42,903
*Satair A.S.	8,590	360,339
Schouw & Co. A.S.	70,768	1,551,467
SimCorp A.S.	16,263	2,704,029
*Sjaelso Gruppen A.S.	29,228	39,033
*SKAKO A.S.	5,130	30,503
Solar Holdings A.S. Series B	8,370	566,929
*Spar Nord Bank A.S.	115,762	1,214,756
*Sparbank A.S.	10,930	181,864
*Sparekassen Faaborg A.S.	1,972	293,241
*Sydbank A.S.	191,456	4,766,126
Thrane & Thrane A.S.	10,294	311,344
Tivoli A.S.	969	572,345
*TK Development A.S.	91,681	395,313
#*Topdanmark A.S.	36,248	4,479,569
*TopoTarget A.S.	378,484	244,859
*Torm A.S.	78,451	629,349
*Vestfyns Bank A.S.	680	67,937
*Vestjysk Bank A.S.	24,162	342,069

TOTAL DENMARK		50,522,063

FINLAND — (6.8%)
Ahlstrom Oyj	4,420	68,251
#*Aldata Solutions Oyj	194,535	141,748
Alma Media Oyj	277,852	2,290,090
*Amanda Capital Oyj	67,120	130,950
Amer Sports Oyj Series A	307,264	3,414,236
Aspo Oyj	68,141	612,985
#Atria P.L.C.	5,611	82,612

1275

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

FINLAND — (Continued)
Bank of Aland P.L.C.	17,663	$504,013
BasWare Oyj	34,550	848,659
*Biotie Therapies Corp. Oyj	265,590	162,568
#Cargotec Oyj Series B	109,737	3,938,866
*Componenta Oyj	34,400	275,187
#Comptel P.L.C.	324,863	365,363
*Cramo Oyj	104,548	1,840,095
Digia P.L.C.	55,020	358,610
*Efore Oyj	114,965	107,975
*Elcoteq SE	3,041	6,735
*Elektrobit Corp. Oyj	2,476	3,164
Elisa Oyj	276,614	5,485,128
Etteplan Oyj	62,600	239,982
#*Finnair Oyj	186,376	1,110,701
*Finnlines Oyj	124,906	1,530,210
Fiskars Oyj Abp Series A	181,663	3,103,048
#F-Secure Oyj	444,369	1,258,688
*GeoSentric Oyj	244,900	9,595
#*Glaston Oyj Abp	131,940	236,272
HKScan Oyj	72,398	773,078
Huhtamaki Oyj	338,637	4,218,876
#Ilkka-Yhtyma Oyj	60,256	503,137
KCI Konecranes Oyj	232,703	7,593,082
Kemira Oyj	248,868	3,336,640
Kesko Oyj	138,078	5,354,366
Laennen Tehtaat Oyj	18,920	431,726
Lassila & Tikanoja Oyj	117,954	2,059,437
*Lemminkainen Oyj	13,072	449,871
Metso Corp. Oyj	99,041	3,904,671
*M-Real Oyj Series B	3,525,955	13,392,802
Neomarkka Oyj	16,652	141,335
#Nokian Renkaat Oyj	325,926	9,142,368
Nordic Aluminium Oyj	10,440	274,200
Okmetic Oyj	54,904	313,866
Olvi Oyj Series A	31,354	1,198,936
#Oriola-KD Oyj Series A	26,000	132,004
Oriola-KD Oyj Series B	148,242	745,316
Orion Oyj Series A	96,540	1,857,079
Orion Oyj Series B	253,721	4,898,419
#Outokumpu Oyj	188,979	3,134,386
#Outotec Oyj	36,018	1,273,538
PKC Group Oyj	48,390	745,033
Pohjola Bank P.L.C.	372,375	4,620,406
#Ponsse Oyj	22,814	265,011
#Poyry Oyj	179,728	2,416,536
Raisio P.L.C.	462,617	1,801,822
#Ramirent Oyj	299,709	3,227,517
Rapala VMC Oyj	113,258	847,889
#*Rautaruukki Oyj Series K	152,858	2,949,286
*Raute Oyj Series A	10,390	108,824
#Ruukki Group Oyj	303,857	657,368
Sanoma Oyj	162,312	3,227,307
Scanfil Oyj	123,479	469,656
Sponda Oyj	11,644	43,650
Stockmann Oyj Abp Series A	43,914	1,573,718
#Stockmann Oyj Abp Series B	99,920	3,553,557
*Tecnomen Lifetree Oyj	2,061	2,390
Teleste Oyj	53,559	325,379
Tieto Oyj	277,638	4,886,202
#*Tikkurila Oyj	62,217	1,317,521
*Trainers’ House P.L.C.	107,200	60,152

1276

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

FINLAND — (Continued)
Tulikivi Oyj	79,440	$146,092
Turkistuottajat Oyj	8,490	105,012
#Uponor Oyj Series A	206,241	3,340,493
Vacon Oyj	42,777	1,895,634
Vaisala Oyj Series A	39,132	981,349
Viking Line Abp	10,400	428,163
Wartsila Corp. Oyj Series B	4,140	218,018
Yit Oyj	206,080	4,513,671

TOTAL FINLAND		137,982,520

FRANCE — (11.0%)
Akka Technologies SA	6,655	120,288
Ales Groupe SA	32,239	448,412
ALTEN SA	64,193	1,885,875
#*Altran Technologies SA	343,804	1,409,496
April Group SA	70,725	1,833,145
Arkema SA	199,362	8,697,818
Assystem SA	52,519	813,963
#*Atari SA	14,902	71,923
*Atos Origin SA	143,571	6,162,517
Aubay SA	10,285	69,703
Audika SA	21,251	558,381
*Baccarat SA	1,090	232,028
Banque Tarneaud SA	1,430	237,704
#*Beneteau SA	172,729	2,679,396
Bigben Interactive	8,718	102,243
bioMerieux SA	277	28,133
Boiron SA	27,525	984,758
Boizel Chanoine Champagne SA	6,606	450,158
#Bonduelle SA	12,909	1,107,371
Bongrain SA	14,735	1,093,939
#Bourbon SA	155,755	6,667,667
*Boursorama SA	8,753	98,560
*Bull SA	289,386	954,130
Burelle SA	3,894	715,036
*Cafom SA	5,092	101,855
Canal Plus SA	259,755	1,843,953
#CBo Territoria	28,320	146,670
*Cegedim SA	16,591	1,202,838
CEGID Group SA	1,992	55,364
*Club Mediterranee SA	63,302	1,140,104
*Compagnie Generale de Geophysique-Veritas SA	219,970	4,246,090
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	95,360
*CS Communication & Systemes SA	7,938	68,827
Damartex SA	21,101	535,855
#Delachaux SA	26,973	1,686,220
#*Derichebourg SA	515,704	2,152,638
*Devoteam SA	659	14,846
*Dynaction SA	14,655	152,739
EDF Energies Nouvelles SA	14,082	601,388
Electricite de Strasbourg SA	22,427	3,274,153
Entrepose Contracting SA	117	11,649
Esso S.A.F.	8,945	1,147,568
Establissements Maurel et Prom SA	305,061	3,649,546
*Etam Developpement SA	386	18,188
*Euler Hermes SA	36,906	2,927,941
#*Euro Disney SCA	48,370	241,812
*Eurofins Scientific SA	448	21,122
#Exel Industries SA	10,525	370,535
*Faiveley Transport SA	2,003	152,948
#*Faurecia SA	81,784	1,607,679

1277

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

FRANCE — (Continued)
Fimalac SA	29,963	$1,157,266
Fleury Michon SA	4,694	224,827
#*Flo Groupe SA	29,358	175,991
#*Gascogne SA	6,907	346,908
Gaumont SA	14,184	917,535
*GECI International SA	59,392	167,047
Gemalto NV	149,247	6,122,213
Gevelot SA	3,584	131,624
*GFI Informatique SA	122,870	462,656
#GIFI SA	7,360	441,299
Ginger Groupe Ingenierie Europe SA	10,523	386,661
GL Events SA	8,718	242,277
#GPE Groupe Pizzorno SA	5,200	125,552
Groupe Crit SA	24,255	641,809
*Groupe Eurotunnel SA	170,506	1,253,265
*Groupe Go Sport SA	2,740	51,715
*Groupe Gorge SA	18,510	157,462
Groupe Guillin SA	1,200	104,067
#*Groupe Open SA	27,590	228,066
Groupe Steria SCA	66,505	1,803,625
Guerbet SA	5,824	592,505
Guyenne et Gascogne SA	25,083	2,504,718
Haulotte Group SA	55,825	544,104
Havas SA	1,165,955	5,646,187
#*Hi-Media SA	10,913	45,095
Idsud SA	2,227	87,843
Imerys SA	28,824	1,673,407
Ingenico SA	109,546	2,770,284
Ipsen SA	5,349	177,636
Ipsos SA	83,610	3,324,055
*JC Decaux SA	27,628	708,646
*Kaufman & Broad SA	2,387	55,484
Korian SA	5,663	124,100
#Laurent-Perrier SA	11,820	1,051,673
#*Lectra SA	83,499	337,432
Lisi SA	16,055	946,932
#LVL Medical Groupe SA	24,346	503,584
M6 Metropole Television SA	148,116	3,282,389
#Maisons France Confort SA	1,726	69,051
#*Manitou BF SA	46,187	771,031
Manutan International SA	13,379	729,948
*Meetic SA	1,274	36,192
#Mersen SA	57,597	2,121,167
MGI Coutier SA	2,753	92,969
#Mr. Bricolage SA	23,846	438,547
#Naturex SA	8,691	350,002
#Neopost SA	81,051	6,267,064
Nexans SA	92,377	6,262,568
#Nexity SA	47,250	1,583,144
Norbert Dentressangle SA	12,330	882,721
*Oeneo SA	102,487	246,418
Orpea SA	96,748	3,851,446
Osiatis SA	1,400	7,293
#PagesJaunes SA	216,500	2,397,963
Paris Orleans et Cie SA	2,708	65,982
*Parrot SA	1,135	22,266
Pierre & Vacances SA	15,567	1,029,756
Plastic Omnium SA	29,952	1,489,186
*Plastivaloire SA	4,552	99,469
PSB Industries SA	8,438	258,814
Rallye SA	79,705	2,825,322

1278

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

FRANCE — (Continued)
*Recylex SA	35,449	$326,331
#Remy Cointreau SA	76,509	4,174,215
*Rexel SA	191,262	3,167,822
Rhodia SA	289,015	5,961,835
Robertet SA	3,167	423,848
Rougier SA	6,115	200,153
Rubis SA	33,838	2,968,514
*S.T. Dupont SA	39,440	10,279
*Sa des Ciments Vicat SA	158	10,692
*Sabeton SA	13,500	201,054
Saft Groupe SA	56,667	1,940,499
SAMSE SA	8,342	614,531
*Sartorius Stedim Biotech SA	613	25,869
SCOR SE	3,944	86,498
SEB SA	87,918	6,551,276
*Sechilienne SA	56,504	1,528,373
Securidev SA	2,500	63,484
SeLoger.com SA	7,607	300,280
*Sequana SA	3,676	51,656
Signaux Girod SA	894	66,898
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	175,885
Societe BIC SA	84,787	6,309,289
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,948,904
Societe Pour l’Informatique Industrielle SA	40,908	231,727
Societe Television Francaise 1 SA	171,170	2,721,930
#*Soitec SA	251,752	2,720,133
#Somfy SA	21,738	4,356,390
#*Sopra Group SA	22,982	1,632,023
Sperian Protection SA	18,519	2,777,660
#Stallergenes SA	31,063	2,187,549
Stef-TFE SA	28,838	1,499,335
Sucriere de Pithiviers Le Vieil SA	1,745	1,504,525
*Sword Group SA	1,773	59,465
*Synergie SA	32,941	841,873
#*Technicolor SA	304,125	1,597,868
Teleperformance SA	158,000	4,002,192
Tessi SA	5,050	378,865
#*Theolia SA	215,705	295,587
Tonnellerie Francois Freres SA	3,839	142,761
Toupargel Groupe SA	75	1,507
*Trigano SA	4,039	85,719
#*UbiSoft Entertainment SA	196,028	1,854,254
Union Financiere de France Banque SA	15,895	500,302
*Valeo SA	232,962	8,348,002
Viel et Compagnie SA	158,130	555,673
#Vilmorin & Cie SA	18,821	1,768,695
Virbac SA	16,251	1,959,571
VM Materiaux SA	6,914	405,886
Vranken Pommery Monopole SA	12,131	524,770
Zodiac Aerospace SA	105,911	5,963,947
*Zueblin Immobiliere France SA	1,285	5,853

TOTAL FRANCE		223,339,037

GERMANY — (12.5%)
A.S. Creation Tapeton AG	6,853	273,761
*AAP Implantate AG	47,250	75,925
*Aareal Bank AG	492,663	10,316,993
*Abwicklungsellschaft Roesch AG	7,300	266
*ADVA AG Optical Networking	61,536	378,683
Agrob Immobilien AG	5,800	74,449
#*Air Berlin P.L.C.	64,759	303,579

1279

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

GERMANY — (Continued)
#Aixtron AG	259,027	$7,751,368
*Aligna AG	318,087	165,589
Amadeus Fire AG	16,192	477,539
Andreae-Noris Zahn AG	26,412	792,119
Asian Bamboo AG	2,933	120,466
Augusta Technologie AG	26,396	446,719
Aurubis AG	144,707	6,576,617
Axel Springer AG	1,437	172,201
#Baader Bank AG	132,511	550,129
*Balda AG	13,123	58,444
Bauer AG	10,724	441,887
#BayWa AG	8,799	321,953
Bechtle AG	39,024	1,125,194
#Bertrandt AG	22,607	1,005,941
*Beta Systems Software AG	8,550	36,805
Bilfinger Berger AG	162,980	9,314,563
*Biolitec AG	26,843	122,534
Biotest AG	20,784	868,848
*BKN International AG	33,408	1,177
*BMP AG	45,099	44,589
#*Borussia Dortmund GmbH & Co. KGaA	208,512	287,936
Carl Zeiss Meditec AG	54,287	839,054
*Centrosolar Group AG	11,473	76,794
*Centrotec Sustainable AG	41,054	743,228
#*Centrotherm Photovoltaics AG	5,094	206,561
Cewe Color Holding AG	13,917	446,944
Comdirect Bank AG	131,903	1,209,844
CompuGroup Medical AG	1,805	19,044
#*Conergy AG	52,373	49,743
#*Constantin Medien AG	314,299	684,078
*CropEnergies AG	6,700	32,241
CTS Eventim AG	50,168	2,544,745
*Curanum AG	83,165	265,859
*D. Logistics AG	113,203	178,349
DAB Bank AG	130,043	707,091
*Data Modul AG	11,455	168,780
*Demag Cranes AG	15,559	558,417
*Deutsche Beteiligungs AG	7,343	166,771
*Deutsche Wohnen AG	68,918	669,573
*Deutz AG	249,610	1,508,419
*Dialog Semiconductor P.L.C.	102,160	1,373,663
*Dierig Holding AG	10,500	127,516
Douglas Holding AG	100,341	4,541,850
*Dr. Hoenle AG	14,858	130,606
Drillisch AG	92,184	560,725
*Duerr AG	34,299	942,508
DVB Bank SE	173,470	5,626,459
Eckert & Ziegler AG	3,599	116,392
#Elexis AG	32,938	496,829
*Elmos Semiconductor AG	34,592	370,226
ElreingKlinger AG	22,192	596,949
Erlus AG	2,970	99,522
Euwax AG	17,978	1,173,912
*Evotec AG	1,165,338	3,004,904
#Fielmann AG	56,670	4,456,958
*Freenet AG	291,107	3,101,655
Fuchs Petrolub AG	46,541	4,460,269
GBW AG	28,417	540,250
GEA Group AG	106,340	2,386,495
*Gerresheimer AG	46,046	1,686,994
Gerry Weber International AG	42,943	1,380,496

1280

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

GERMANY — (Continued)
Gesco AG	9,182	$527,257
GFK SE	68,806	2,586,795
#GFT Technologies AG	66,050	273,213
#Gildemeister AG	82,800	1,159,085
*Grammer AG	8,090	153,111
Grenkeleasing AG	31,484	1,433,552
Hamborner REIT AG	62,350	626,856
#Hamburger Hafen und Logistik AG	34,092	1,248,261
*Hansa Group AG	146,815	370,790
Hawesko Holding AG	19,463	706,110
#*Heidelberger Druckmaschinen AG	160,856	1,586,231
Hochtief AG	6,517	421,598
*Homag Group AG	5,201	93,077
*IKB Deutsche Industriebank AG	21,843	18,460
Indus Holding AG	40,147	906,394
Innovation in Traffic Systems AG	23,949	440,198
Interseroh SE	21,642	1,295,291
#*Intershop Communications AG	62,598	138,802
Isra Vision Systems AG	10,917	200,977
#*IVG Immobilien AG	419,894	2,918,381
*Jenoptik AG	153,250	871,065
*Kampa AG	35,505	5,806
*Kloeckner & Co. SE	149,471	3,129,034
*Koenig & Bauer AG	2,261	43,116
Kontron AG	176,510	1,409,423
*Krones AG	69,323	3,931,947
KSB AG	4,226	2,930,863
#*Kuka AG	97,095	1,512,889
#KWS Saat AG	17,224	2,718,444
Lanxess AG	139,723	6,760,414
Leifheit AG	12,500	246,841
#*Leoni AG	108,940	3,270,955
Loewe AG	25,187	215,506
#LPKF Laser & Electronics AG	3,572	42,857
*Manz Automation AG	553	39,028
*MasterFlex AG	7,812	34,226
*Maxdata Computer AG	94,120	14,841
Mediclin AG	119,554	643,911
#*Medigene AG	87,499	323,938
Medion AG	81,672	983,463
*Mensch und Maschine Software AG	27,532	147,565
#MLP AG	205,563	2,150,016
*Mologen AG	22,062	263,988
*Morphosys AG	57,456	1,186,417
MTU Aero Engines Holding AG	163,223	9,523,265
Muehlbauer Holding & Co. AG	14,905	487,840
MVV Energie AG	114,055	4,605,872
Nemetschek AG	23,340	753,849
*Nexus AG	33,813	167,970
#*Nordex SE	104,915	1,077,565
#OHB Technology AG	35,659	657,249
Oldenburgische Landesbank AG	4,234	234,542
P&I Personal & Informatik AG	17,889	554,016
#*Patrizia Immobilien AG	2,483	9,955
Pfeiffer Vacuum Technology AG	30,723	2,403,775
#*Pfleiderer AG	158,664	971,992
*PNE Wind AG	167,451	442,501
Praktiker Bau-und Heimwerkermaerkte Holding AG	111,758	888,469
*Progress-Werk Oberkirch AG	6,250	239,407
#PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	458,133
Puma AG Rudolf Dassler Sport	387	113,655

1281

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

GERMANY — (Continued)
PVA TePla AG	46,019	$263,889
#*Q-Cells SE	139,816	1,065,085
*QIAGEN NV	39,443	732,979
*QSC AG	287,340	533,356
R. Stahl AG	14,410	454,170
#Rational AG	14,646	2,369,529
REALTECH AG	13,541	153,908
Renk AG	18,838	1,320,697
#*Repower Systems AG	5,276	817,447
Rheinmetall AG	107,359	6,474,403
Rhoen-Klinikum AG	379,608	8,690,643
*Roth & Rau AG	15,929	530,073
Ruecker AG	18,949	216,438
#S.A.G. Solarstrom AG	8,128	48,733
Sartorius AG	30,837	858,477
*Sedo Holding AG	69,691	243,263
*Sektkellerei Schloss Wachenheim AG	14,520	172,746
*SER Systems AG	9,400	159
#*SGL Carbon SE	217,830	7,552,413
#*Singulus Technologies AG	79,712	445,096
Sinner AG	2,660	52,991
Sixt AG	36,856	955,191
#*SKW Stahl-Metallurgie Holding AG	6,906	140,619
#*Sky Deutschland AG	388,970	708,600
*SM Wirtschaftsberatungs AG	18,841	123,068
Software AG	70,053	7,820,036
#*Solar Millennium AG	34,471	963,381
#Solarworld AG	110,335	1,504,207
#*Solon SE	25,350	133,048
Stada Arzneimittel AG	173,213	5,616,839
STINAG Stuttgarter Invest AG	35,003	867,184
*Stoehr & Co. AG	11,000	41,838
Stratec Biomedical Systems AG	26,506	988,999
Sued-Chemie AG	28,301	3,886,097
#Suedzucker AG	7,437	144,251
*Sunways AG	11,086	88,968
*Suss Microtec AG	59,969	341,578
Symrise AG	191,041	4,752,362
Syzygy AG	30,656	142,021
*TAG Immobilien AG	1,456	8,666
Takkt AG	126,507	1,439,056
TDS Informationstechnologie AG	89,063	492,374
Telegate AG	20,500	197,319
Tognum AG	135,588	2,710,164
#*Tomorrow Focus AG	113,715	469,912
#*TUI AG	372,363	3,880,671
UMS United Medical Systems International AG	22,300	198,046
Umweltbank AG	17,805	394,064
#United Internet AG	167,408	2,074,866
VBH Holding AG	9,415	49,451
*Verbio AG	22,460	89,494
#*Versatel AG	12,209	74,517
Vossloh AG	35,932	3,595,665
VTG AG	9,085	145,480
*Wacker Neuson SE	13,034	192,996
*Wanderer-Werke AG	7,903	1,295
Wincor Nixdorf AG	112,151	6,315,482
#Wirecard AG	255,878	2,744,598
Wuerttembergische Lebensversicherung AG	27,308	777,924
Wuerttembergische Metallwarenfabrik AG	29,451	1,015,241
*XING AG	127	4,776

1282

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

GERMANY — (Continued)
Zhongde Waste Technology AG	2,642	$46,446

TOTAL GERMANY		253,061,319

GREECE — (2.6%)
Aegean Airlines S.A.	5,746	19,137
*Aegek S.A.	120,000	62,661
*Agricultural Bank of Greece S.A.	455,208	723,466
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	344,746	1,013,673
*Alfa Alfa Energy S.A	3,810	6,901
*Altec S.A. Information & Communication Systems	80,278	13,593
Alumil Aluminum Industry S.A.	52,886	54,547
*Alysida S.A.	2,376	6,165
*Anek Lines S.A.	605,331	275,915
*Astir Palace Hotels S.A.	93,886	319,381
Athens Medical Center S.A.	150,874	166,538
*Atlantic Supermarkets S.A.	35,080	10,057
*Attica Bank S.A.	181,970	339,477
*Atti-Kat S.A.	56,554	18,389
Autohellas S.A.	83,520	188,229
*Babis Vovos International Construction S.A.	59,807	224,224
*Balafas S.A.	15,200	3,764
*Balkan Real Estate S.A.	41,970	31,174
Bank of Cyprus Public Co., Ltd. S.A.	743,450	3,994,657
Bank of Greece S.A.	73,229	3,218,177
Centric Multimedia S.A.	51,942	42,046
*Daios Plastics S.A.	16,350	127,296
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	276,290
*EFG Eurobank Ergasias S.A.	69,387	534,183
Elastron S.A.	224,178	140,608
*Elbisco Holding S.A.	28,098	14,646
Elektrak S.A.	39,819	128,954
*Elektroniki Athinon S.A.	34,490	61,555
Ellaktor S.A.	512,801	2,299,933
*Emporiki Bank of Greece S.A.	5,563	18,753
*Etma Rayon S.A.	11,242	20,657
Euro Reliance General Insurance Co. S.A.	55,110	43,144
*Euromedica S.A.	67,698	204,337
EYDAP Athens Water Supply & Sewage Co. S.A.	75,694	558,888
F.G. Europe S.A.	4,536	5,318
*Folli-Follie S.A.	23,768	554,394
*Forthnet S.A.	226,337	236,369
Fourlis Holdings S.A.	128,489	1,337,282
*Frigoglass S.A.	88,003	1,039,642
GEK Terna S.A.	270,222	1,651,974
*Geniki Bank S.A.	310,749	174,229
*Halkor S.A.	226,556	269,294
*Hellenic Cables S.A.	65,236	119,121
Hellenic Duty Free Shops S.A.	98,334	621,196
Hellenic Exchanges S.A.	168,964	1,222,560
Hellenic Petroleum S.A.	251,948	1,978,461
*Hellenic Sugar Industry S.A.	78,005	82,450
*Heracles General Cement Co. S.A.	77,436	490,031
Iaso S.A.	206,042	608,135
Inform P. Lykos S.A.	35,570	51,882
*Informatics S.A.	3,778	1,526
*Intracom Holdings S.A.	181,308	182,349
*Intracom Technical & Steel Constructions S.A.	345,350	162,186
Intralot SA-Integrated Lottery Systems & Services S.A.	246,309	1,092,367
*Ionian Hotel Enterprises S.A.	16,914	308,581
*Ipirotiki Software & Publications S.A.	22,110	55,897
*JUMBO S.A.	97,929	779,302

1283

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

GREECE — (Continued)
Karelia Tobacco Co., Inc. S.A.	5,787	$520,790
*Kathimerini Publishing S.A.	47,170	313,115
*Lambrakis Press S.A.	115,149	174,134
*Lan-Net S.A.	12,688	19,841
*Lavipharm S.A.	96,324	95,562
Loulis Mills S.A.	41,702	91,841
*Marfin Investment Group S.A.	1,241,277	1,927,549
Marfin Popular Bank Public Co., Ltd. S.A.	715,873	1,690,367
Metka S.A.	97,586	1,156,462
*Michaniki S.A.	165,545	144,570
Motor Oil (Hellas) Corinth Refineries S.A.	135,136	1,550,162
*Mytilineos Holdings S.A.	316,070	1,965,986
*Neorion Holdings S.A.	24,145	21,014
*Pegasus Publishing S.A.	95,510	155,580
*Piraeus Bank S.A.	625,635	4,139,260
Piraeus Port Authority S.A.	17,752	347,645
*Promota Hellas S.A.	8,860	2,656
*Proton Bank S.A.	79,994	111,695
*Real Estate Development & Services S.A.	94,497	104,807
S&B Industrial Minerals S.A.	54,669	338,161
*Sanyo Hellas S.A.	23,637	5,542
Sarantis S.A.	74,884	408,804
*Selected Textile S.A.	87,690	42,229
*Sfakianakis S.A.	91,320	79,907
*Sidenor Steel Products Manufacturing Co. S.A.	3,844	14,765
*Spyroy Agricultural Products S.A.	61,348	53,376
*T Bank S.A.	228,007	145,396
Teletypos S.A. Mega Channel	77,669	330,970
Terna Energy S.A.	78,755	387,984
*Themeliodomi S.A.	37,422	18,044
Thessaloniki Port Authority S.A.	6,936	119,660
*Thessaloniki Water Supply & Sewage Co S.A.	8,309	48,586
Thrace Plastics Co. S.A.	109,280	86,960
Titan Cement Co. S.A.	126,953	2,727,898
*TT Hellenic Postbank S.A.	661,222	3,828,562
*Varvaressos S.A.-European Spinning Mills	36,350	6,632
Viohalco S.A.	409,999	2,411,947

TOTAL GREECE		53,774,420

IRELAND — (2.6%)
*Abbey P.L.C.	84,370	506,277
*Aer Lingus Group P.L.C.	697,918	847,653
*Allied Irish Banks P.L.C.	1,216,020	1,486,285
*Aminex P.L.C.	496,086	63,086
*BlackRock International Land P.L.C.	897,420	38,217
C&C Group P.L.C. (B010DT8)	399,607	1,694,721
C&C Group P.L.C. (B011Y09)	722,396	3,058,938
DCC P.L.C.	308,989	7,590,288
Donegal Creameries P.L.C.	26,085	94,406
*Dragon Oil P.L.C.	1,347,570	8,980,953
*Elan Corp. P.L.C.	36,658	173,313
FBD Holdings P.L.C.	125,728	1,121,436
Fyffes P.L.C.	1,020,533	478,768
Glanbia P.L.C. (0066950)	700,613	3,001,606
Glanbia P.L.C. (4058629)	28,683	122,851
Grafton Group P.L.C.	316,193	1,189,758
Greencore Group P.L.C.	615,927	1,070,299
IFG Group P.L.C.	337,495	506,359
*Independent News & Media P.L.C. (B59HWB1)	205,552	191,459
*Independent News & Media P.L.C. (B5TR5N4)	318,060	297,167
Irish Continental Group P.L.C.	91,000	1,790,723

1284

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

IRELAND — (Continued)
*Irish Life & Permanent Group Holdings P.L.C.	117,549	$267,461
*Kenmare Resources P.L.C.	4,136,548	834,760
*Kingspan Group P.L.C. (0492793)	351,640	2,463,152
*Kingspan Group P.L.C. (4491235)	19,662	137,769
*McInerney Holdings P.L.C.	697,135	45,310
Paddy Power P.L.C.	180,573	6,557,262
*Providence Resources P.L.C.	62,580	155,763
*Smurfit Kappa Group P.L.C.	419,708	4,325,179
Total Produce P.L.C.	871,395	408,252
United Drug P.L.C.	820,214	2,602,211
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		52,101,682

ISRAEL — (2.1%)
*Africa-Israel Investments, Ltd.	48,888	222,816
*Alon Holdings Blue Square, Ltd.	44,048	481,040
*AL-ROV Israel, Ltd.	7,951	205,231
*Alvarion, Ltd.	143,312	305,682
*AudioCodes, Ltd.	103,436	294,189
*Biocell, Ltd.	12,998	164,619
*BioLine RX, Ltd.	373,372	331,886
*Clal Biotechnology Industries, Ltd.	120,804	589,543
Clal Industries & Investments, Ltd.	255,125	1,561,337
*Clal Insurance Enterprise Holdings, Ltd.	74,590	1,460,773
*Compugen, Ltd.	19,609	83,223
Delek Automotive Systems, Ltd.	102,954	1,152,109
Delta-Galil Industries, Ltd.	4,662	31,934
*El Al Israel Airlines, Ltd.	175,602	42,236
*Elbit Medical Imaging, Ltd.	53,265	705,421
*Electra (Israel), Ltd.	4,633	447,265
*Elron Electronic Industries, Ltd.	57,768	336,041
*Evogene, Ltd.	27,084	102,952
*EZchip Semiconductor, Ltd.	7,573	159,970
*First International Bank of Israel, Ltd. (6123804)	84,679	274,133
*First International Bank of Israel, Ltd. (6123815)	66,096	1,069,722
*FMS Enterprises Migun, Ltd.	10,300	283,164
*Formula Systems, Ltd.	21,026	266,669
*Frutarom Industries, Ltd.	139,940	1,131,354
*Fundtech, Ltd.	887	10,678
*Gilat Satellite Networks, Ltd.	7,614	39,536
*Given Imaging, Ltd.	14,629	239,387
*Golf & Co., Ltd.	46,062	272,439
Granite Hacarmel Investments, Ltd.	135,991	284,403
*Hadera Paper, Ltd.	8,920	625,690
Harel Insurance Investments & Finances, Ltd.	31,662	1,458,774
*Hot Telecommunications Systems, Ltd.	80,968	737,650
*Israel Discount Bank, Ltd.	265,316	483,792
*Ituran Location & Control, Ltd.	63,838	886,487
*Jerusalem Oil Exploration, Ltd.	12,730	204,532
*Kamada, Ltd.	77,239	414,478
*Maabarot Products, Ltd.	15,855	240,078
Makhteshim-Agan Industries, Ltd.	407,704	1,429,442
Matrix IT, Ltd.	84,836	446,065
*Mellanox Technologies, Ltd.	16,726	279,682
*Menorah Mivtachim Holdings, Ltd.	92,857	1,037,473
*Migdal Insurance & Financial Holdings, Ltd.	934,324	1,584,676
*Mizrahi Tefahot Bank, Ltd.	196,548	1,617,842
*Naphtha Israel Petroleum Corp., Ltd.	86,388	330,716
*Neto M.E. Holdings, Ltd.	5,411	206,699
*NetVision, Ltd.	23,351	236,815
*NICE Systems, Ltd.	12,437	356,994

1285

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
*NICE Systems, Ltd. Sponsored ADR	119,492	$3,425,836
*Oil Refineries, Ltd.	2,461,778	1,155,856
*Orckit Communications, Ltd.	38,290	102,144
*Ormat Industries, Ltd.	268,234	2,036,289
Osem Investment, Ltd.	59,764	911,364
*Paz Oil Co., Ltd.	7,931	1,116,035
*Phoenix Holdings, Ltd. (The)	163,807	397,068
Plasson	1,155	25,419
*RADVision, Ltd.	14,796	102,871
*Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	21,654	504,258
*Retalix, Ltd.	58,978	748,663
Scailex Corp., Ltd.	23,057	341,615
Shikun & Binui, Ltd.	730,636	1,433,912
*Space Communication, Ltd.	5,403	100,369
*Strauss Group, Ltd.	91,969	1,335,964
*Suny Electronic, Ltd.	25,086	218,059
Super-Sol, Ltd. Series B	270,478	1,598,161
*Tower Semiconductor, Ltd.	835,281	1,205,790
*Union Bank of Israel, Ltd.	96,327	410,819

TOTAL ISRAEL		42,298,129

ITALY — (7.3%)
*A.S. Roma SpA	293,436	359,764
#*ACEA SpA	205,767	2,364,116
Acegas-APS SpA	110,973	599,391
*Acotel Group SpA	810	52,738
Actelios SpA	58,406	214,282
#*Aedes SpA	547,174	146,451
Aeroporto de Firenze SpA	17,399	281,384
#Alerion Cleanpower SpA	457,276	353,052
Amplifon SpA	157,292	770,381
Ansaldo STS SpA	209,641	2,738,748
#*Arnoldo Mondadori Editore SpA	361,989	1,190,520
Ascopiave SpA	7,083	14,220
Astaldi SpA	216,415	1,295,915
*Autogrill SpA	231,260	2,860,865
Azimut Holding SpA	431,543	4,317,281
Banca Finnat Euramerica SpA	685,945	467,761
Banca Generali SpA	93,951	1,044,905
#Banca Ifis SpA	94,687	630,001
*Banca Intermobiliare SpA	53,708	291,485
Banca Piccolo Credito Valtellinese Scarl	478,970	2,389,653
#Banca Popolare dell’Emilia Romagna Scrl	265,102	3,276,685
*Banca Popolare dell’Etruria e del Lazio Scarl	1,190	5,078
Banca Popolare di Milano Scarl	1,092,906	5,781,284
#*Banca Popolare di Sondrio Scarl	529,580	4,756,436
*Banca Profilo SpA	312,304	206,815
Banco di Desio e della Brianza SpA	232,296	1,142,159
BasicNet SpA	40,671	143,004
#Beghelli SpA	427,981	364,555
Benetton Group SpA	209,290	1,466,408
#*Biesse SpA	54,004	373,386
#*Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	403,567
Brembo SpA	141,075	959,305
Bulgari SpA	395,239	3,096,910
*Buongiorno SpA	189,704	239,612
#Buzzi Unicem SpA	195,177	2,129,187
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	2,705,025
*Cairo Communication SpA	2,303	7,632
Caltagirone Editore SpA	6,045	14,633
Caltagirone SpA	246,310	667,784

1286

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

ITALY — (Continued)
*Cam Finanziaria SpA	36,527	$15,196
*Carraro SpA	113,633	343,845
Cembre SpA	40,330	254,843
Cementir Holding SpA	260,106	789,609
Class Editore SpA	165,655	104,232
Credito Artigiano SpA	361,183	678,264
Credito Bergamasco SpA	132,655	3,839,324
Credito Emiliano SpA	233,834	1,489,978
CSP International Fashion Group SpA	13,481	17,108
*Dada SpA	6,181	35,057
*d’Amico International Shipping SA	102,113	141,282
Danieli & Co. SpA	54,740	1,056,170
Davide Campari - Milano SpA	914,018	4,808,209
De Longhi SpA	305,654	1,488,312
*DeA Capital SpA	14,268	22,047
DiaSorin SpA	45,014	1,665,378
*Digital Multimedia Technologies SpA	25,828	436,555
#*EEMS Italia SpA	90,607	175,243
*Elica SpA	44,844	95,429
Emak SpA	57,399	312,300
Engineering Ingegneria Informatica SpA	5,313	138,870
#*ERG Renew SpA	191,121	198,835
#ERG SpA	206,352	2,689,769
#*ErgyCapital SpA	5,992	4,118
Esprinet SpA	78,870	745,812
#*Eurotech SpA	72,555	192,135
*Fastweb SpA	35,779	547,799
#*Fiera Milano SpA	37,863	202,617
Fondiaria - SAI SpA	172,525	1,842,675
Gas Plus SpA	975	6,523
*Gefran SpA	31,849	98,706
*Gemina SpA	1,416,752	912,283
Geox SpA	149,354	836,403
Granitifiandre SpA	79,737	306,207
#*Gruppo Ceramiche Ricchetti SpA	127,131	48,499
*Gruppo Coin SpA	92,474	709,194
*Gruppo Editoriale L’Espresso SpA	639,121	1,332,134
Hera SpA	1,720,734	3,265,528
*I Grandi Viaggi SpA	98,547	111,025
#Immsi SpA	696,806	725,956
#*Impregilo SpA	1,180,326	3,138,353
#Indesit Co. SpA	177,464	2,106,632
Industria Macchine Automatiche SpA	58,626	1,054,618
Industria Romagnola Conduttori Elettrici SpA	43,452	76,967
*Intek SpA	247,971	150,563
#*Interpump Group SpA	241,525	1,303,114
Iren SpA	1,343,807	2,144,616
*Isagro SpA	10,591	38,036
#Italcementi SpA	186,801	1,529,417
Italmobiliare SpA	23,493	775,019
*KME Group SpA	476,414	173,744
#Landi Renzo SpA	143,114	650,571
#Lottomatica SpA	164,158	2,429,595
Maire Tecnimont SpA	575,375	2,146,738
#*Marcolin SpA	18,524	68,828
#*Mariella Burani SpA	32,721	107,561
MARR SpA	127,201	1,095,831
#Mediolanum SpA	549,415	2,421,843
Milano Assicurazioni SpA	667,272	1,295,351
*Monrif SpA	315,834	179,164
*Montefibre SpA	172,887	38,102

1287

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

ITALY — (Continued)
Nice SpA	18,200	$71,169
*Pagnossin SpA	9,000	—
*PanariaGroup Industrie Ceramiche SpA	42,000	95,649
#Piaggio & C. SpA	353,619	1,006,857
*Pininfarina SpA	82,321	174,977
*Pirelli & Co. Real Estate SpA	580,370	277,018
Pirelli & Co. SpA	782,291	5,466,605
*Premafin Finanziaria SpA	961,257	1,101,915
Prysmian SpA	426,465	7,207,718
Recordati SpA	390,377	2,930,004
Reply SpA	3,813	75,167
*Retelit SpA	15,691	7,119
*Richard-Ginori 1735 SpA	140,800	9,169
Sabaf SpA	22,649	505,321
*SAES Getters SpA	30,068	221,403
#*Safilo Group SpA	89,006	967,256
#*Saras SpA	1,207,744	2,331,476
Screen Service Broadcasting Technologies SpA	152,715	122,569
#*Seat Pagine Gialle SpA	2,271,495	407,203
*Snai SpA	145,545	571,244
Societa Iniziative Autostradali e Servizi SpA	161,850	1,547,743
#Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,442,090
*Sogefi SpA	173,096	466,300
Sol SpA	166,511	1,049,924
*Sorin SpA	1,079,611	2,097,127
#*Stefanel SpA	112,528	94,652
*Telecom Italia Media SpA	24,566	6,069
#*Tiscali SpA	3,437,478	496,758
Tod’s SpA	45,421	3,456,453
Trevi Finanziaria SpA	124,598	1,997,969
*Uni Land SpA	51,835	42,676
#Unipol Gruppo Finanziario SpA	1,892,114	1,427,061
Vianini Industria SpA	59,070	106,262
Vianini Lavori SpA	175,180	978,418
*Vincenzo Zucchi SpA	17,590	12,162
Vittoria Assicurazioni SpA	121,346	583,792
Zignago Vetro SpA	11,414	64,768

TOTAL ITALY		148,150,573

NETHERLANDS — (4.8%)
Aalberts Industries NV	355,012	5,297,118
Accell Group NV	36,396	1,637,560
*AFC Ajax NV	18,134	151,463
*AMG Advanced Metallurgical Group NV	38,478	354,334
#Amsterdam Commodities NV	58,056	608,537
#Arcadis NV	180,820	3,503,965
#*ASM International NV	196,173	4,986,690
*Atag Group NV	4,630	1,750
#B, Inc. Bank NV	79,487	1,114,992
Batenburg Beheer NV	10,306	258,008
#*BE Semiconductor Industries NV	34,390	195,844
Beter Bed Holding NV	67,391	1,501,721
Brunel International NV	49,814	1,575,705
Crown Van Gelder NV	18,307	162,193
#*Crucell NV	230,971	4,443,573
#*Crucell NV ADR	45,768	886,526
*CSM NV	162,101	4,703,171
DOCdata NV	22,463	252,412
*Draka Holding NV	54,699	832,840
Exact Holding NV	58,417	1,358,191
Fornix Biosciences NV	29,890	176,803

1288

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

NETHERLANDS — (Continued)
Fugro NV	47,608	$2,514,313
#*Gamma Holding NV	2,547	77,225
Grontmij NV	74,782	1,436,671
*Heijmans NV	3,797	60,200
Hunter Douglas NV	21	806
#Imtech NV	240,919	6,719,850
#*InnoConcepts NV	237,971	67,028
#*Kardan NV	41,073	174,721
KAS Bank NV	47,193	725,696
*Kendrion NV	39,829	511,526
Koninklijke Bam Groep NV	712,629	3,445,866
Koninklijke Boskalis Westminster NV	64,408	2,660,272
Koninklijke Ten Cate NV	98,297	2,625,433
Koninklijke Vopak NV	112,595	4,575,239
*Koninklijke Wessanen NV	17,106	64,098
#Macintosh Retail Group NV	45,424	888,056
#Mediq NV	208,313	3,848,555
Nederlandsche Apparatenfabriek NV	28,810	642,586
#Nutreco NV	136,273	8,235,191
*Ordina NV	150,761	618,686
*Punch Graphix NV	49,509	143,862
#*Qurius NV	335,655	114,067
*Randstad Holdings NV	1,639	73,601
*Roto Smeets Group NV	12,418	182,118
Royal Reesink NV	2,050	155,873
SBM Offshore NV	443,943	7,009,174
Sligro Food Group NV	92,887	2,638,568
*SNS Reaal Groep NV	263,605	1,450,442
*Stern Groep NV	1,258	30,182
Telegraaf Media Groep NV	163,704	3,092,254
*Textielgroep Twenthe NV	1,000	3,258
TKH Group NV	98,188	1,945,048
#*TomTom NV	270,763	1,630,889
Unit 4 NV	74,403	1,636,289
#*USG People NV	203,344	3,122,763
#*Van der Moolen Holding NV	117,201	3,068
*Wavin NV	87,894	1,261,885

TOTAL NETHERLANDS		98,388,755

NORWAY — (2.7%)
ABG Sundal Collier Holding ASA	104,628	112,213
#*Acta Holding ASA	230,000	78,739
#Aker ASA	6,773	130,723
Aker Kvaerner ASA	10,241	132,540
#*Aktiv Kapital ASA	78,617	519,404
Arendals Fosse Kompani ASA	100	26,761
Atea ASA	222,782	1,559,661
#Austevoll Seafood ASA	61,542	381,152
#*Blom ASA	80,567	76,888
#Bonheur ASA	50,200	1,087,675
#*BW Offshore, Ltd. ASA	193,487	270,393
*BWG Homes ASA	45,882	120,915
*Camillo Eitze & Co. ASA	58,200	107,766
Cermaq ASA	201,540	1,845,363
#Copeinca ASA	42,440	288,498
#*Deep Sea Supply P.L.C.	169,020	281,201
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	4,174,096
#*Det Norske Oljeselskap ASA (B1L95G3)	40,397	155,737
*Dockwise, Ltd. ASA	15,061	376,059
#*DOF ASA	117,912	852,955
#*EDB Business Partner ASA	164,034	415,736

1289

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

NORWAY — (Continued)
#*Eitzen Chemical ASA	284,241	$67,518
#Ekornes ASA	109,590	2,346,839
*Electromagnetic GeoServices ASA	57,765	63,347
*Eltek ASA	28,000	15,195
#Farstad Shipping ASA	59,440	1,515,210
Ganger Rolf ASA	52,803	1,080,886
Golar LNG, Ltd. ASA	16,969	185,321
#Golden Ocean Group, Ltd. ASA	676,060	1,008,059
Grieg Seafood ASA	49,735	142,035
#*Havila Shipping ASA	22,400	250,825
*IOT Holdings ASA	75,603	1,618
*Kongsberg Automotive ASA	465,061	301,013
Kongsberg Gruppen ASA	113,303	2,255,391
*Kverneland Group ASA	258,080	159,016
#Leroy Seafood Group ASA	21,072	432,876
Marine Harvest ASA	580,120	436,036
#Nordic Semiconductor ASA	248,531	1,116,194
#*Norse Energy Corp. ASA	1,225,381	342,631
#*Norske Skogindustrier ASA Series A	320,620	392,005
#*Norwegian Air Shuttle ASA	49,007	819,414
*Norwegian Energy Co. ASA	364,542	815,646
*Odfjell ASA Series A	92,300	647,523
Olav Thon Eiendomsselskap ASA	12,960	1,600,524
#Opera Software ASA	140,795	545,835
#*Panoro Energy ASA	122,537	121,015
*PCI Biotech AS	3,357	32,973
*Petroleum Geo-Services ASA	124,649	1,115,555
*Petrolia Drilling ASA	728,609	211,376
Photocure ASA	33,562	216,549
#*Pronova BioPharma ASA	373,129	914,574
Prosafe ASA	455,586	2,111,176
*Prosafe Production Public, Ltd. ASA	283,589	587,542
#*Q-Free ASA	80,000	239,901
Rieber & Son ASA Series A	106,654	705,958
Salmar ASA	5,309	45,674
#Scana Industrier ASA	299,618	385,036
Schibsted ASA	36,825	822,813
*Seabird Exploration, Ltd. ASA	106,000	47,469
#*Sevan Marine ASA	1,003,210	1,017,084
#*Siem Offshore, Inc. ASA	87,050	135,888
Solstad Offshore ASA	57,000	1,129,976
*Songa Offshore SE	195,255	610,694
SpareBanken 1 SMN	178,812	1,328,808
*Storebrand ASA	62,936	371,643
*Subsea 7, Inc. P.L.C.	84,896	1,444,297
#TGS Nopec Geophysical Co. ASA	404,241	5,351,453
#Tomra Systems ASA	587,328	2,876,853
*TTS Marine ASA	41,000	41,138
#Veidekke ASA	310,230	2,047,903
Wilh Wilhelmsen Holding ASA	60,550	1,106,631

TOTAL NORWAY		54,555,411

PORTUGAL — (1.0%)
#*Altri SGPS SA	94,568	485,574
#Banco BPI SA	716,137	1,586,877
Banif SGPS SA	193,177	219,058
*Corticeira Amorim SGPS SA	223,729	255,249
Finibanco Holdings SGPS SA	291,186	554,043
#Ibersol SGPS SA	20,401	203,826
#*Impresa SGPS SA	369,303	783,923
#*Investimentos Participacoes e Gestao SA	319,480	199,544

1290

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

PORTUGAL — (Continued)
Jeronimo Martins SGPS SA	208,137	$2,273,655
#Mota-Engil SGPS SA	341,524	962,445
Novabase SGPS SA	65,729	280,753
*ParaRede SGPS SA	94,525	70,181
#Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,314,387
Redes Energeticas Nacionais SA	366,486	1,257,856
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	330,360
Sociedade de Investimento e Gestao SGPS SA	256,388	2,534,839
*Sonae Industria SGPS SA	264,159	807,097
#Sonae SGPS SA	1,188,232	1,248,918
#*Sonaecom SGPS SA	453,482	882,551
*Sumol + Compal SA	67,967	108,770
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	946,967
Toyota Caetano Portugal SA	53,308	250,086
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	375,475	1,560,195

TOTAL PORTUGAL		20,117,154

SPAIN — (4.9%)
#Abengoa SA	134,166	3,522,402
Adolfo Dominguez SA	20,351	291,883
Almirall SA	144,031	1,363,844
#Amper SA	88,114	520,962
#Antena 3 de Television SA	240,050	1,746,593
*Azkoyen SA	70,532	190,230
#*Banco de Valencia SA	217,170	1,303,112
Banco Guipuzcoano SA	339,914	2,182,393
#Banco Pastor SA	291,093	1,527,351
*Baron de Ley SA	13,910	648,215
#Bolsas y Mercados Espanoles SA	190,821	4,923,794
Caja de Ahorros del Mediterraneo SA	54,277	432,072
#*Campofrio Food Group SA	95,179	903,214
Cementos Portland Valderrivas SA	42,135	708,405
*Cie Automotive SA	16,422	73,108
*Codere SA	36,796	332,926
Compania Vinicola del Norte de Espana SA	16,119	298,933
Construcciones y Auxiliar de Ferrocarriles SA	7,518	3,382,396
#*Corporacion Dermoestetica SA	30,628	88,273
#*Dinamia SA	10,321	120,612
Duro Felguera SA	172,631	1,845,927
Ebro Foods SA	312,280	5,446,943
Elecnor SA	198,254	2,561,638
#*Ercros SA	226,105	235,144
Faes Farma SA	493,348	1,683,886
#Fluidra SA	36,768	123,341
*Gamesa Corp. Tecnologica SA	311,838	2,717,780
#*General de Alquiler de Maquinaria SA	32,241	72,725
#*Gestevision Telec, Inc. SA	255,482	2,927,241
#*Grifols SA	318,429	3,547,118
Grupo Catalana Occidente SA	160,495	3,007,680
*Grupo Empresarial Ence SA	528,684	1,806,419
#*Grupo Ezentis SA	555,254	341,287
*Grupo Tavex SA	244,131	145,758
*Iberia Lineas Aereas de Espana SA	1,381,661	4,690,048
Iberpapel Gestion SA	25,850	384,416
#*Indra Sistemas SA	289,323	4,719,258
Inmobiliaria del Sur SA	2,902	56,688
#*Jazztel P.L.C.	618,918	2,249,734
*La Seda de Barcelona SA	1,722,154	264,642
*La Seda de Barcelona SA I-10	9,206,192	1,415,654
Laboratorios Farmaceuticos Rovi SA	18,975	105,173
Miquel y Costas & Miquel SA	26,111	557,799

1291

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SPAIN — (Continued)
#*Natra SA	109,456	$295,715
*Natraceutical SA	645,689	336,881
#*NH Hoteles SA	421,083	1,705,114
*Nicolas Correa SA	26,994	48,510
#*NYESA Valores Corp. SA	11,453	14,861
#Obrascon Huarte Lain SA	130,017	3,391,365
#*Papeles y Cartones de Europa SA	209,482	879,790
Pescanova SA	36,768	966,399
Prim SA	39,424	327,958
#*Promotora de Informaciones SA	303,496	865,932
Prosegur Cia de Seguridad SA	87,574	4,304,473
*Realia Business SA	154,960	293,494
#*Renta Corp. Real Estate SA	20,828	49,745
#*Reyal Urbis SA	24,393	58,339
*Service Point Solutions SA	553,372	403,166
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	337,094
#Sol Melia SA	206,682	1,725,124
*Solaria Energia y Medio Ambiente SA	59,008	121,878
#*SOS Corp. Alimentaria SA	294,272	659,154
*Tecnicas Reunidas SA	77,864	4,029,243
*Telecomunicaciones y Energia SA	146,125	538,239
#Tubacex SA	427,191	1,431,082
Tubos Reunidos SA	416,951	1,054,421
Unipapel SA	47,385	641,200
#*Vertice Trescientos Sesenta Grados SA	57,183	17,898
#Vidrala SA	64,706	1,577,321
#Viscofan SA	183,430	5,311,478
#*Vocento SA	196,477	1,008,475
*Vueling Airlines SA	3,296	41,720
#*Zeltia SA	567,669	2,486,286

TOTAL SPAIN		100,389,372

SWEDEN — (6.4%)
Aarhuskarlshamn AB	59,048	1,248,302
Acando AB	160,086	263,368
#*Active Biotech AB	104,812	1,542,930
Addtech AB Series B	59,000	1,180,420
AF AB	94,400	1,308,967
#*Anoto Group AB	43,594	22,775
Aros Quality Group AB	41,400	272,487
Atrium Ljungberg AB Series B	15,200	135,682
Avanza Bank Holding AB	28,250	957,963
Axfood AB	89,350	2,548,049
#Axis Communications AB	174,894	2,118,934
#B&B Tools AB	77,850	1,133,277
#*BE Group AB	38,662	228,105
Beiger Electronics AB	14,700	281,352
#Beijer Alma AB	57,200	861,598
*Bergs Timber AB Series B	17,000	63,075
*Betsson AB	58,054	746,625
Bilia AB Series A	113,425	1,711,071
Billerud AB	326,600	2,112,998
*BioGaia AB Series B	38,000	436,534
*BioInvent International AB	89,001	383,959
Biotage AB	141,240	141,954
#Bjoern Borg AB	35,267	322,733
*Boliden AB	264,498	3,144,705
Bong Ljungdahl AB	24,800	88,415
*Boras Waefveri AB Series B	11,500	2,715
Bure Equity AB	113,386	416,072
Cantena AB	56,762	852,042

1292

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
Cardo AB	61,615	$1,801,857
Castellum AB	408,700	4,230,160
#Clas Ohlson AB Series B	71,332	1,102,413
*Cloetta AB	55,296	283,519
Concordia Maritime AB Series B	70,300	182,624
*Connecta AB	1,150	11,257
Consilium AB Series B	16,994	52,317
*CyberCom Group AB	3,506	10,294
#*Diamyd Medical AB	30,298	491,522
*DORO AB	1,200	3,456
Duni AB	36,311	291,574
*East Capital Explorer AB	43,501	462,042
#Elekta AB Series B	302,500	8,773,421
Enea Data AB Series B	56,200	332,654
#*Eniro AB	275,520	361,459
Fabege AB	391,400	2,736,280
Fagerhult AB	16,800	265,228
Fenix Outdoor AB	1,090	20,119
G & L Beijer AB Series B	27,400	781,230
*Gunnebo AB	106,800	450,685
#Hakon Invest AB	129,449	2,009,894
*Haldex AB	72,500	804,179
Heba Fastighets AB Series B	43,500	334,097
Hexagon AB	100,020	1,678,366
Hexpol AB	8,812	112,465
*HIQ International AB	123,289	542,264
HL Display AB Series B	57,600	390,978
Hoganas AB Series B	85,800	2,370,793
#Holmen AB	77,242	2,027,734
HQ AB	19,037	166,941
*Industrial & Financial Systems AB Series B	50,260	577,815
Indutrade AB	8,663	201,066
Intrum Justitia AB	180,322	2,072,148
JM AB	267,473	4,365,533
KappAhl AB	102,978	705,991
#*Karo Bio AB	225,274	207,438
Klovern AB	294,976	1,090,865
Know IT AB	22,287	171,956
Kungsleden AB	412,300	2,928,742
Lagercrantz Group AB Series B	64,300	316,883
Lammhults Design Group AB	19,547	112,732
#*LBI International AB	127,651	216,593
Lennart Wallenstam Byggnads AB Series B	120,400	2,327,880
*Lindab International AB	56,561	681,592
*Loomis AB	134,965	1,455,933
*Lundin Petroleum AB	516,242	2,870,021
#Meda AB Series A	581,240	4,661,392
*Medivir AB	44,650	730,107
#Mekonomen AB	33,690	786,456
#*Micronic Mydata AB	48,322	73,232
*Midelfart Sonesson AB Series B	1,733	3,946
Modern Times Group AB Series B	83,843	5,257,466
Munters AB	181,900	1,361,494
NCC AB Series B	216,320	3,828,520
*Net Entertainment NE AB	2,350	21,001
#*Net Insight AB	950,338	580,116
#New Wave Group AB Series B	92,632	434,879
NIBE Industrier AB	192,620	1,819,616
Niscayah Group AB	471,315	720,968
#*Nobia AB	421,100	2,472,903
Nolato AB Series B	66,440	731,972

1293

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SWEDEN — (Continued)
Nordnet AB	85,344	$337,879
OEM International AB Series B	44,400	275,447
#*Opcon AB	11,134	43,313
ORC Software AB	37,739	686,086
#*Orexo AB	35,543	204,992
Oriflame Cosmetics SA	44,614	2,668,065
*Pa Resources AB	541,510	398,126
#*Partnertech AB	28,800	102,383
Peab AB Series B	429,215	2,620,839
Poolia AB Series B	33,150	149,841
*Pricer AB Series B	1,711,500	163,486
ProAct IT Group AB	29,000	373,105
*Proffice AB	215,400	687,423
*Profilgruppen AB	13,582	86,812
#Q-Med AB	154,800	1,391,042
RaySearch Laboratories AB	29,880	150,470
*Rederi AB Transatlantic	93,000	308,187
*Rezidor Hotel Group AB	195,275	997,181
*rnb Retail & Brands AB	250,484	232,154
Saab AB	86,569	1,125,309
#*SAS AB	258,449	937,224
*Scribona AB Series B	226,140	365,581
#*Seco Tools AB	47,780	628,290
*Sectra AB	15,998	73,690
#*Semcon AB	39,900	150,958
Sigma AB Series B	25,800	17,303
*Sintercast AB	11,800	94,337
#Skistar AB	92,100	1,552,311
*Studsvik AB	21,900	200,073
SWECO AB Series B	183,300	1,268,591
#*Swedish Orphan Biovitrum AB	231,146	1,186,067
*TradeDoubler AB	6,627	26,124
Trelleborg AB Series B	878,565	6,403,427
Uniflex AB Series B	3,630	67,556
VBG AB Series B	1,084	13,481
Vitrolife AB	41,500	196,317
Wihlborgs Fastigheter AB	63,858	1,432,303

TOTAL SWEDEN		129,011,958

SWITZERLAND — (12.6%)
Acino Holding AG	8,398	772,217
*Addex Pharmaceuticals, Ltd.	1,491	13,259
Advanced Digital Broadcast Holdings SA	730	20,415
*Affichage Holding SA	5,703	712,600
*AFG Arbonia-Forster Holding AG	18,797	429,942
Allreal Holding AG	26,874	3,151,879
Also Holding AG	16,195	730,420
Aryzta AG	265,691	10,854,528
*Ascom Holding AG	160,822	1,637,140
Bachem Holdings AG	24,136	1,477,064
Bank Coop AG	30,796	2,070,746
Bank Sarasin & Cie AG Series B	173,522	6,436,496
Banque Cantonale de Geneve SA	4,021	798,617
Banque Cantonale du Jura SA	4,500	245,718
Banque Cantonale Vaudoise AG	8,999	4,012,571
Banque Privee Edmond de Rothschild SA	157	3,401,906
Barry Callebaut AG	5,076	3,206,897
Basellandschaftliche Kantonalbank AG	582	704,118
*Basilea Pharmaceutica AG	6,293	344,413
Basler Kantonalbank AG	3,114	418,499
Belimo Holdings AG	1,830	2,158,449

1294

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
Bell Holding AG	47	$74,362
Bellevue Group AG	26,524	891,109
Berner Kantonalbank AG	23,122	5,294,997
BKW FMB Energie AG	5,431	375,507
*Bobst Group AG	35,619	1,350,953
Bossard Holding AG	8,222	691,758
Bucher Industries AG	31,723	3,805,431
Burckhardt Compression Holding AG	2,572	494,236
Calida Holding AG	396	191,216
Carlo Gavazzi Holding AG	1,065	173,390
Centralschweizerische Kraftwerke AG	133	42,508
*Cham Paper Holding AG	490	101,203
Charles Voegele Holding AG	28,617	1,185,315
*Cicor Technologies, Ltd.	489	15,037
Cie Financiere Tradition SA	5,511	558,069
*Clariant AG	877,755	11,637,953
Coltene Holding AG	12,876	716,853
Conzzeta AG	1,375	2,357,128
*Cytos Biotechnology AG	3,034	43,593
Daetwyler Holding AG	26,077	1,699,305
Datacolor AG	458	132,099
#*Dufry AG	37,127	3,032,634
Edipresse SA	1,527	366,345
#EFG International AG	127,709	1,509,535
#EGL AG	3,062	2,199,577
*ELMA Electronic AG	472	191,722
Emmi AG	13,244	2,031,132
EMS-Chemie Holding AG	26,344	4,097,150
Energiedienst Holding AG	71,249	3,556,516
*Feintol International Holding AG	1,601	497,753
Flughafen Zuerich AG	13,115	4,299,361
Forbo Holding AG	5,817	2,786,491
#Galenica Holding AG	16,166	6,493,331
*GAM Holdings, Ltd. AG	395,250	4,647,972
*George Fisher AG	13,267	5,239,301
Gurit Holding AG	1,288	656,292
Helvetia Holding AG	14,171	4,392,794
Implenia AG	48,118	1,336,538
*Interroll-Holding SA	2,404	669,180
Intershop Holding AG	3,345	931,370
Kaba Holding AG	10,510	3,011,143
*Kardex AG	17,464	486,051
*Komax Holding AG	8,744	755,055
Kudelski SA	107,324	3,165,751
Kuoni Reisen Holding AG	12,374	3,852,655
Lem Holdings SA	3,546	1,156,534
Liechtensteinische Landesbank AG	1,903	128,325
#*LifeWatch AG	55,532	625,791
#*Logitech International SA	394,849	6,211,705
*Lonza Group AG	22,188	1,725,398
Luzerner Kantonalbank AG	17,399	5,111,794
Metall Zug AG	202	548,794
*Meyer Burger Technology AG	93,068	2,512,278
*Micronas Semiconductor Holding AG	68,096	307,083
Mobilezone Holding AG	112,258	1,018,463
*Mobimo Holding AG	3,150	575,962
Nobel Biocare Holding AG	305,802	5,152,163
*OC Oerlikon Corp. AG	145,404	600,825
*Orascom Development Holding AG	1,691	97,339
Orell Fuessli Holding AG	4,930	657,620
*Panalpina Welttransport Holding AG	36,643	3,306,214

1295

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

SWITZERLAND — (Continued)
*Parco Industriale e Immobiliare SA	600	$2,016
Partners Group Holding AG	25,837	3,646,440
Petroplus Holdings AG	244,611	3,793,820
Phoenix Mecano AG	2,953	1,700,362
PSP Swiss Property AG	141,111	9,313,990
*PubliGroupe SA	702	71,952
*Rieters Holdings AG	15,236	4,692,911
Romande Energie Holding SA	2,714	4,116,468
*Schaffner Holding AG	1,830	351,373
*Schmolz + Bickenbach AG	581	17,130
Schulthess Group AG	14,148	449,833
Schweiter Technologies AG	3,994	2,192,937
Schweizerische National-Versicherungs-Gesellschaft AG	38,566	1,008,529
*Siegfried Holding AG	8,312	717,368
Sika AG	3,653	6,880,229
Societa Elettrica Sopracenerina SA	2,340	521,594
#St. Galler Kantonalbank AG	8,951	4,147,459
Straumann Holding AG	8,595	1,884,364
Sulzer AG	64,623	6,704,314
Swiss Life Holding AG	37,418	3,931,862
Swiss Prime Site AG	53,777	3,372,479
Swisslog Holding AG	775,803	565,990
*Swissmetal Holding AG	13,504	103,816
Swissquote Group Holding SA	40,025	1,668,123
Tamedia AG	14,878	1,140,237
Tecan Group AG	39,557	2,486,483
#*Temenos Group AG	152,049	3,899,398
*Tornos SA	38,028	298,903
*U-Blox AG	728	28,516
Valartis Group AG	936	24,011
#Valiant Holding AG	33,562	6,526,582
Valora Holding AG	10,995	2,781,457
Vaudoise Assurances Holding SA	3,140	641,120
Verwaltungs und Privat-Bank AG	3,339	434,109
Villars Holding SA	150	77,470
#Von Roll Holding AG	54,272	282,279
#Vontobel Holdings AG	94,743	2,832,705
VZ Holding AG	266	21,761
Walliser Kantonalbank AG	1,416	937,662
WMH Walter Meier Holding AG	4,738	590,870
#Ypsomed Holdings AG	5,531	301,047
Zehnder Group AG	764	1,158,497
*Zueblin Immobilien Holding AG	76,620	294,232
Zuger Kantonalbank AG	611	2,803,118

TOTAL SWITZERLAND		254,787,669

TOTAL COMMON STOCKS		1,742,097,306

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	247,412	645
*Elia System Operator SA NV Rights 06/18/10	112,383	45,400
*RealDolmen NV STRIP VVPR	6,067	150
#*Tessenderlo Chemie NV STRIP VVPR	4,513	2,117
*Zenitel NV STRIP VVPR	8,654	11

TOTAL BELGIUM		48,323

FRANCE — (0.0%)
*Cybergun SA Series B Warrants 07/15/10	1,136	1
#*Establissements Maurel et Prom SA Warrants 06/30/14	305,061	51,680

TOTAL FRANCE		51,681

1296

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	62,985	$2,848
*KME Group SpA Warrants 12/30/11	197,550	2,883
*Tiscali SpA Warrants 12/15/14	3,437,478	12,095

TOTAL ITALY		17,826

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 07/02/11	1,225,381	—

TOTAL RIGHTS/WARRANTS		117,830

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $5,645,000 FNMA 3.901%(r), 02/25/39, valued at 2,973,172) to be repurchased at $2,928,046	$2,928	2,928,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund	281,533,675	281,533,675
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $751,548) to be repurchased at $736,824	$737	736,812

TOTAL SECURITIES LENDING COLLATERAL		282,270,487

TOTAL INVESTMENTS — (100.0%) (Cost $1,920,484,918)##		$2,027,413,623

1297

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$102,321	$50,363,810	—	$50,466,131
Belgium	229,600	72,921,513	—	73,151,113
Denmark	88,740	50,433,323	—	50,522,063
Finland	1,317,521	136,664,999	—	137,982,520
France	232,028	223,107,009	—	223,339,037
Germany	108,941	252,952,378	—	253,061,319
Greece	278,756	53,495,664	—	53,774,420
Ireland	634,531	51,467,151	—	52,101,682
Israel	3,425,836	38,872,293	—	42,298,129
Italy	—	148,150,573	—	148,150,573
Netherlands	886,526	97,502,229	—	98,388,755
Norway	121,015	54,434,396	—	54,555,411
Portugal	—	20,117,154	—	20,117,154
Spain	—	100,389,372	—	100,389,372
Sweden	—	129,011,958	—	129,011,958
Switzerland	77,470	254,710,199	—	254,787,669
Rights/Warrants
Belgium	46,206	2,117	—	48,323
France	51,681	—	—	51,681
Italy	17,826	—	—	17,826
Norway	—	—	—	—
Temporary Cash Investments	—	2,928,000	—	2,928,000
Securities Lending Collateral	—	282,270,487	—	282,270,487

TOTAL	$7,618,998	$2,019,794,625	—	$2,027,413,623

See accompanying Notes to Schedules of Investments.

1298

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (80.7%)
Consumer Discretionary — (9.4%)
*AlarmForce Industries, Inc.	4,310	$29,221
#Astral Media, Inc. Class A	186,347	6,601,583
*Azure Dynamics Corp.	361,423	116,015
#*Ballard Power Systems, Inc.	376,152	647,623
BMTC Group, Inc.	9,804	200,362
#*Coastal Contacts, Inc.	204,045	252,067
Cogeco Cable, Inc.	62,045	2,100,254
Corus Entertainment, Inc. Class B	278,300	5,254,417
Dorel Industries, Inc. Class B	107,500	3,635,791
easyhome, Ltd.	3,600	31,481
Forzani Group, Ltd. Class A	130,900	2,084,367
*Glacier Media, Inc.	137,300	313,851
Glentel, Inc.	21,900	351,491
#*Great Canadian Gaming Corp.	286,100	1,794,995
Groupe Aeroplan, Inc.	548,621	5,267,146
#*Imax Corp.	267,953	4,141,601
Indigo Books & Music, Inc.	100	1,445
#Le Chateau, Inc.	79,200	977,626
Leon’s Furniture, Ltd.	130,584	1,521,712
Linamar Corp.	179,780	3,361,093
#*Martinrea International, Inc.	239,010	1,918,032
#MDC Partners, Inc. Class A	71,000	882,622
*MEGA Brands, Inc.	409,659	165,370
#Quebecor, Inc. Class B	159,493	5,414,431
*Reitmans Canada, Ltd.	6,468	116,959
Reitmans Canada, Ltd. Class A	193,400	3,753,057
*RONA, Inc.	431,475	6,366,885
#Torstar Corp. Class B	193,954	1,939,446
TVA Group, Inc. Class B	7,000	81,027
Uni-Select, Inc.	56,056	1,525,652
#*Westport Innovations, Inc.	189,501	3,745,596

Total Consumer Discretionary		64,593,218

Consumer Staples — (2.0%)
#Alliance Grain Traders, Inc.	38,280	1,230,635
*Atrium Innovations, Inc.	145,836	2,346,313
#*BioExx Specialty Proteins, Ltd.	125,417	243,990
Canada Bread Co., Ltd.	14,021	654,645
*Coolbrands International, Inc.	10,430	12,580
Corby Distilleries, Ltd.	58,032	858,019
*Cott Corp.	486,800	2,916,870
*GLG Life Tech Corp.	20,670	157,832
Jean Coutu Group (PJC), Inc. Class A (The)	239,795	1,994,307
#Maple Leaf Foods, Inc.	254,000	2,275,512
#Premium Brands Holdings Corp.	25,805	328,822
*SunOpta, Inc.	187,529	946,720
*Sun-Rype Products, Ltd.	100	839

Total Consumer Staples		13,967,084

Energy — (16.1%)
*Advantage Oil & Gas, Ltd.	525,303	3,316,197
Akita Drilling, Ltd.	42,000	316,619
*Alter Nrg Corp.	14,390	20,716
*Anderson Energy, Ltd.	458,164	534,796
*Angle Energy, Inc.	182,566	1,347,868
#*Antrim Energy, Inc.	487,500	459,973
*Arsenal Energy, Inc.	386,450	300,725
#*Bankers Petroleum, Ltd.	729,392	5,328,276

1299

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Energy — (Continued)
*Bellatrix Exploration, Ltd.	269,100	$965,886
#*Birchcliff Energy, Ltd.	336,400	3,272,214
#*BlackPearl Resources, Inc.	858,069	2,612,476
#Bonterra Energy Corp.	5,900	210,852
Calfrac Well Services, Ltd.	107,264	2,472,795
*Calmena Energy Services, Inc.	79,771	48,109
*Calvalley Petroleum, Inc.	302,339	952,851
Canadian Energy Services & Technology Corp.	21,410	364,452
*Canyon Services Group, Inc.	1,606	7,733
*CE Franklin, Ltd.	20,400	125,212
*Celtic Exploration, Ltd.	245,200	3,002,838
#*Cequence Energy, Ltd.	34,396	76,283
*Chinook Energy, Inc.	92,783	203,968
*CIC Energy Corp.	29,965	42,264
#*Cinch Energy Corp.	111,769	171,777
#*Compton Petroleum Corp.	779,146	401,680
*Connacher Oil & Gas, Ltd.	1,370,426	1,986,221
*Corridor Resources, Inc.	348,780	1,977,907
*Crew Energy, Inc.	268,096	4,302,888
*Crocotta Energy, Inc.	49,690	82,168
#Daylight Energy, Ltd.	131,299	1,136,677
#*Delphi Energy Corp.	297,751	784,889
#*Denison Mines Corp.	942,269	1,438,998
Ensign Energy Services, Inc.	250,620	3,088,717
*Epsilon Energy, Ltd.	168,040	439,694
*Essential Energy Services, Ltd.	33,696	39,332
*Fairborne Energy, Ltd.	268,296	1,349,244
#*Flint Energy Services, Ltd.	139,000	1,769,865
#*Galleon Energy, Inc. Class A	279,437	1,041,042
#*Geomark Exploration, Ltd.	82,540	64,230
#*Ivanhoe Energy, Inc.	874,385	1,726,571
*Legacy Oil + Gas, Inc.	213,727	2,397,035
*Mega Uranium, Ltd.	635,600	315,312
#*MGM Energy Corp.	14,000	2,656
*Midway Energy, Ltd.	187,768	582,637
*Monterey Exploration, Ltd.	75,898	596,523
#Mullen Group, Ltd.	201,650	2,755,880
*North American Energy Partners, Inc.	31,226	302,525
Nuvista Energy, Ltd.	274,327	3,175,421
*Open Range Energy Corp.	71,142	96,189
#*OPTI Canada, Inc.	926,355	1,486,782
*Orleans Energy, Ltd.	180,380	470,229
#*Pace Oil & Gas, Ltd.	12,225	93,348
*Paramount Resources, Ltd. Class A	127,639	2,675,571
Pason Systems, Inc.	222,900	2,385,001
*Perpetual Energy, Inc.	8,700	42,567
#*Petrolifera Petroleum, Ltd.	186,038	106,768
#Petrominerales, Ltd.	93,623	2,651,916
*Precision Drilling Corp.	1,811	13,740
Progress Energy Resources Corp.	385,252	4,650,530
*ProspEx Resources, Ltd.	87,237	117,951
*Pulse Seismic, Inc.	156,524	210,110
#*Questerre Energy Corp.	700,260	2,091,142
*Rock Energy, Inc.	79,276	394,818
Savanna Energy Services Corp.	259,504	1,413,572
ShawCor, Ltd.	209,500	5,377,856
*SouthGobi Resources, Ltd.	64,923	825,391
*Storm Exploration, Inc.	135,100	1,800,370
*Strateco Resources, Inc.	142,143	82,959
*Terra Energy Corp.	82,490	113,137
Total Energy Services, Inc.	85,512	707,020

1300

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Energy — (Continued)
*Transglobe Energy Corp.	199,240	$1,501,979
Trican Well Service, Ltd.	400,961	6,084,326
Trilogy Energy Corp.	163,290	1,620,114
#Trinidad Drilling, Ltd.	400,988	2,055,549
*Twin Butte Energy, Ltd.	199,067	251,726
#*UEX Corp.	608,088	526,432
#*Uranium One, Inc.	1,819,900	4,938,983
*Ur-Energy, Inc.	197,407	168,978
#*UTS Energy Corp.	1,651,190	5,701,789
*Vero Energy, Inc.	142,410	935,040
*Winstar Resources, Ltd.	13,680	45,509
*Xtreme Coil Drilling Corp.	86,700	231,920
*ZCL Composite, Inc.	90,700	310,553

Total Energy		110,092,857

Financials — (5.9%)
#AGF Management, Ltd. Class B	330,879	4,805,237
Canaccord Capital, Inc.	231,510	2,191,131
#Canadian Western Bank	226,200	5,714,133
Clairvest Group, Inc.	1,900	22,899
DundeeWealth, Inc.	178,553	2,405,485
*EGI Financial Holdings, Inc.	14,650	128,253
E-L Financial Corp., Ltd.	18	7,966
Equitable Group, Inc.	49,261	975,110
*FirstService Corp.	97,670	2,153,766
*Genesis Land Development Corp.	68,751	248,776
Gluskin Shef & Associates, Inc.	40,000	684,403
#GMP Capital, Inc.	101,759	947,263
Guardian Capital Group, Ltd.	1,532	12,249
Home Capital Group, Inc.	113,700	5,079,754
Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,446,877
#*Kingsway Financial Services, Inc.	228,813	427,334
Laurentian Bank of Canada	92,400	4,134,429
*Pacific and Western Credit Corp.	9,000	26,351
Parkbridge Lifestyles Communities, Inc.	88,942	449,014
*Quest Capital Corp.	739,434	1,179,584
Rentcash, Inc.	33,670	533,847
Sceptre Invesment Counsel, Ltd.	36,300	233,043
Sprott, Inc.	1,900	6,284
#TMX Group, Inc.	188,774	5,231,430
*Westaim Corp.	145,481	76,416
Western Financial Group, Inc.	184,024	381,276

Total Financials		40,502,310

Health Care — (3.9%)
#*AEterna Zentaris, Inc.	151,600	165,159
*Angiotech Pharmaceuticals, Inc.	61,300	35,776
#Biovail Corp.	329,038	7,185,354
#*Burcon NutraScience Corp.	35,543	258,262
*Cangene Corp.	163,800	565,624
*Cardiome Pharma Corp.	298,200	2,442,336
#*Helix BioPharma Corp.	11,153	26,037
*Imris, Inc.	18,865	82,576
#*Labopharm, Inc.	282,600	329,867
#*MDS, Inc.	464,108	4,383,531
*Noveko International, Inc.	9,300	6,966
*Nuvo Research, Inc.	410,600	67,897
#*Oncolytics Biotech, Inc.	123,794	379,311
#*Paladin Labs, Inc.	47,500	1,108,896
*Patheon, Inc.	3,100	7,689
*ProMetic Life Sciences, Inc.	861,300	79,591

1301

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Health Care — (Continued)
*QLT, Inc.	226,048	$1,292,897
#*Resverlogix Corp.	95,720	253,255
*SXC Health Solutions Corp.	85,159	5,834,930
*Tekmira Pharmaceuticals Corp.	5,700	8,982
#*Theratechnologies, Inc.	288,200	1,351,222
*Transition Therapeutics, Inc.	74,633	250,458
*TSO3, Inc.	121,152	168,520
#*YM Biosciences, Inc.	142,516	185,761

Total Health Care		26,470,897

Industrials — (7.5%)
Aecon Group, Inc.	204,400	2,196,994
AG Growth International, Inc.	6,300	214,790
*Alexco Resource Corp.	135,550	415,332
*Algoma Central Corp.	100	7,684
*ATS Automation Tooling System, Inc.	304,017	1,978,380
Black Diamond Group, Ltd.	39,009	683,004
CAE, Inc.	358,590	3,418,299
#*Churchill Corp. (The) Class A	66,413	1,244,214
#*Clarke, Inc.	98,638	373,712
Contrans Group, Inc.	65,132	567,026
#*Electrovaya, Inc.	181,625	431,073
Exco Technologies, Ltd.	9,700	32,080
*Garda World Security Corp.	77,468	647,294
*GLV, Inc.	32,614	272,828
*Heroux-Devtek, Inc.	85,400	494,266
*Horizon North Logistics, Inc.	26,145	41,962
#*Hydrogenics Corp.	14,453	55,953
IESI-BFC, Ltd.	293,935	6,647,526
*Intermap Technologies, Ltd.	6,623	4,638
*Marsulex, Inc.	54,617	591,832
#Newalta Corp.	133,185	1,137,459
Richelieu Hardware, Ltd.	55,273	1,366,166
#Ritchie Brothers Auctioneers, Inc.	52,593	979,676
Rocky Mountain Dealerships, Inc.	15,127	113,300
#Russel Metals, Inc.	229,900	4,380,858
#*Stantec, Inc.	157,500	3,707,505
#Student Transportation, Inc.	152,472	840,928
#Superior Plus Corp.	365,195	4,760,092
Toromont Industries, Ltd.	240,683	5,710,090
*Transat A.T., Inc. Class A	2,400	28,154
Transcontinental, Inc. Class A	256,564	3,701,030
TransForce, Inc.	288,297	2,849,178
*Vector Aerospace Corp.	91,684	651,032
WaterFurnace Renewable Energy, Inc.	18,208	451,281
*Westjet Airlines, Ltd.	1,420	17,418

Total Industrials		51,013,054

Information Technology — (5.0%)
*5N Plus, Inc.	106,838	537,282
Aastra Technologies, Ltd.	16,867	376,208
*Absolute Software Corp.	159,900	684,364
*AXIA NetMedia Corp.	182,767	320,004
*Bridgewater Systems Corp.	63,029	521,129
Calian Technologies, Ltd.	10,929	191,355
*Celestica, Inc.	797,607	7,091,219
#*COM DEV International, Ltd.	235,300	478,359
#Computer Modelling Group, Ltd.	42,400	741,552
Constellation Software, Inc.	22,388	892,863
Dalsa Corp.	59,800	629,964
*Descartes Systems Group, Inc. (The)	154,000	907,777

1302

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Information Technology — (Continued)
#*DragonWave, Inc.	24,500	$149,185
Enghouse Systems, Ltd.	27,550	230,599
Evertz Technologies, Ltd.	118,434	1,725,734
*EXFO, Inc.	28,351	167,119
#Gennum Corp.	111,700	770,345
*Hemisphere GPS, Inc.	161,501	119,392
*KAB Distribution, Inc.	298,515	—
*MacDonald Dettweiler & Associates, Ltd.	143,020	6,677,652
*March Networks Corp.	29	105
*Miranda Technologies, Inc.	84,301	450,185
MKS, Inc.	11,060	130,928
Mosaid Technologies, Inc.	35,600	791,958
#*Open Text Corp.	135,242	5,352,850
*Points International, Ltd.	355,081	238,321
*Redknee Solutions, Inc.	116,444	194,819
*Ruggedcom, Inc.	25,966	372,296
#*Sandvine Corp.	337,170	518,193
*Sierra Wireless, Inc.	127,100	1,193,050
*Softchoice Corp.	300	2,600
#*Tranzeo Wireless Technologies, Inc.	21,440	14,181
*Vecima Network, Inc.	39,308	180,472
*Webtech Wireless, Inc.	257,004	113,746
Wi-Lan, Inc.	320,200	1,108,810
#*Zarlink Semiconductor, Inc.	311,236	587,323

Total Information Technology		34,461,939

Materials — (29.8%)
#Agnico Eagle Mines, Ltd.	13,008	726,666
#*Ainsworth Lumber Co., Ltd.	205,932	564,883
Alamos Gold, Inc.	396,920	5,972,815
#*Almaden Minerals, Ltd.	108,300	100,078
*Altius Minerals Corp.	112,600	1,104,040
*Amerigo Resources, Ltd.	472,500	349,302
#*Anatolia Minerals Development, Ltd.	353,958	1,900,538
*Anvil Mining, Ltd.	326,930	941,309
*Atna Resource, Ltd.	126,947	59,272
#*AuEx Ventures, Inc.	66,320	203,208
#*Augusta Resource Corp.	268,174	584,320
#*Aura Minerals, Inc.	434,269	1,617,869
#*Aurizon Mines, Ltd.	574,680	2,878,850
#*Avalon Rare Metals, Inc.	218,496	569,592
#*B2Gold Corp.	716,651	1,171,124
*Baffinland Iron Mines Corp.	711,586	273,407
*Baja Mining Corp.	160,829	125,153
#*Breakwater Resources, Ltd.	137,833	391,491
#*Brigus Gold Corp.	62,043	76,645
Canam Group, Inc.	158,700	1,126,900
*Canfor Corp.	348,555	2,742,872
#*Capstone Mining Corp.	656,169	1,595,664
*Cardero Resource Corp.	185,860	206,099
*Carpathian Gold, Inc.	187,500	63,834
Cascades, Inc.	235,076	1,584,628
*Catalyst Paper Corp.	1,675,887	236,373
CCL Industries, Inc. Class B	95,640	2,739,748
*Centerra Gold, Inc.	144,891	1,827,962
#*China Gold International Resources Corp., Ltd.	465,500	1,797,612
*Claude Resources, Inc.	1,076,900	1,089,418
#*Colossus Minerals, Inc.	260,366	1,709,519
*Consolidated Thompson Iron Mines, Ltd.	656,633	5,263,028
#*Copper Mountain Mining Corp.	248,915	704,579
#*Crystallex International Corp.	1,355,025	586,534

1303

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Materials — (Continued)
#*Detour Gold Corp.	237,256	$5,529,550
#*Duluth Metals, Ltd.	264,101	470,118
#*Dundee Precious Metals, Inc.	288,497	1,178,627
#*Dynasty Metals & Mining, Inc.	60,033	198,543
#*Eastern Platinum, Ltd.	2,845,360	2,878,434
*Eastmain Resources, Inc.	241,317	288,721
#*ECU Silver Mining, Inc.	980,737	562,847
#*Endeavour Silver Corp.	163,770	541,625
#*Entree Gold, Inc.	261,600	562,362
#*Equinox Minerals, Ltd.	1,678,290	7,607,443
*Etruscan Resources, Inc.	512,055	216,666
*Euro Goldfields, Ltd.	494,960	3,461,663
*Excellon Resources, Inc.	640,200	504,413
*Exeter Resource Corp.	32,073	185,004
*Far West Mining, Ltd.	157,285	688,471
*Farallon Mining, Ltd.	1,319,100	532,490
*First Majestic Silver Corp.	265,983	1,032,316
#*First Uranium Corp.	51,430	51,027
*Formation Capital Corp.	20,100	17,792
*Forsys Metals Corp.	199,402	434,474
*Fortress Paper, Ltd.	24,233	648,932
#*Fortuna Silver Mines, Inc.	342,168	692,291
*Fortune Minerals, Ltd.	9,000	5,690
*Fronteer Gold, Inc.	344,600	2,078,226
*Gammon Gold, Inc.	365,450	2,171,976
*Globestar Mining Corp.	296,306	296,868
*Gold Wheaton Gold Corp.	26,254	63,844
#*Golden Star Resources, Ltd.	870,710	3,557,202
#*Grande Cache Coal Corp.	302,804	1,646,490
#*Great Basin Gold, Ltd.	1,082,630	1,927,156
#*Great Panther Silver, Ltd.	297,898	208,634
#*Greystar Resources, Ltd.	134,100	519,156
#*Guyana Goldfields, Inc.	230,342	1,568,400
*Hanfeng Evergreen, Inc.	142,791	916,707
*Harry Winston Diamond Corp.	219,100	2,715,173
*High River Gold Mines, Ltd.	10,265	7,788
*HudBay Minerals, Inc.	477,851	5,958,903
*Imperial Metals Corp.	78,090	1,268,521
#*Inter-Citic Minerals, Inc.	265,985	338,933
*International Forest Products, Ltd. Series A	166,200	666,061
*International Tower Hill Mines, Ltd.	165,832	1,038,819
*Intertape Polymer Group, Inc.	141,352	274,991
*Ivernia, Inc.	58,343	16,458
#*Jaguar Mining, Inc.	249,626	2,037,218
*Katanga Mining, Ltd.	890,500	857,541
#*Keegan Resources, Inc.	114,473	589,040
*Kimber Resources, Inc.	21,200	14,229
#*Kirkland Lake Gold, Inc.	187,280	1,488,330
*La Mancha Resources, Inc.	320,596	514,550
*Labrador Iron Mines Holdings, Ltd.	117,333	604,898
#*Lake Shore Gold Corp.	981,331	2,968,668
*Laramide Resources, Ltd.	184,500	202,797
*Lundin Mining Corp.	1,147,100	4,463,207
#*MAG Silver Corp.	125,045	748,044
*MagIndustries Corp.	224,665	74,302
Major Drilling Group International, Inc.	101,500	2,413,963
#*MDN, Inc.	242,980	96,904
#*Mercator Minerals, Ltd.	453,771	851,883
Methanex Corp.	359,200	8,067,631
*Migao Corp.	160,400	995,430
*Minco Base Metals Corp.	2,780	—

1304

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Materials — (Continued)
#*Minco Silver Corp.	96,334	$281,117
#*Minefinders Corp.	207,877	1,789,516
#*Minera Andes, Inc.	641,144	473,974
*Nautilus Minerals, Inc.	66,112	130,546
*Neo Material Technologies, Inc.	384,000	1,408,181
#*Nevada Copper Corp.	136,307	312,907
#*New Gold, Inc.	908,957	4,491,515
*NGEx Resources, Inc.	500	292
#*Norbord, Inc.	70,210	812,020
#*Norsemont Mining, Inc.	135,739	270,673
#*North American Palladium, Ltd.	343,990	1,141,001
*Northern Dynasty Minerals, Ltd.	177,528	1,236,419
#*Northgate Minerals Corp.	969,710	2,876,918
#*Northland Resources SA	8,583	19,411
#*Novagold Resources, Inc.	494,589	3,064,571
*OceanaGold Corp.	1,550	4,086
#*Oromin Explorations, Ltd.	39,712	32,062
*Orvana Minerals Corp.	247,572	356,409
#Pan Amer Silver Corp.	220,900	5,086,040
*Peregrine Diamonds, Ltd.	225,554	381,756
*Petaquilla Minerals, Ltd.	7,265	2,897
*Phoscan Chemical Corp.	333,951	126,687
*Platinum Group Metals, Ltd.	240,887	433,482
*Platmin, Ltd.	108,562	105,600
*Polaris Miner Corp.	45,838	76,690
#*PolyMet Mining Corp.	423,377	634,211
#*Potash One, Inc.	210,560	507,941
#*Quadra FNX Mining, Ltd.	543,917	6,587,001
*Queenston Mining, Inc.	177,969	595,509
*Richmont Mines, Inc.	65,773	281,505
*Rubicon Minerals Corp.	496,105	1,775,854
#*Sabina Gold & Silver Corp.	190,893	512,489
*Samuel Manu-Tech, Inc.	20,400	147,238
*Scorpio Mining Corp.	482,668	314,564
#*Seabridge Gold, Inc.	121,852	3,139,788
#*SEMAFO, Inc.	858,385	5,961,645
Sherritt International Corp.	858,992	5,690,127
*Shore Gold, Inc.	837,013	512,930
#*Silver Standard Resources, Inc.	229,462	3,765,404
Silvercorp Metals, Inc.	488,970	3,215,249
*Sprott Resource Corp.	259,846	1,069,159
#*St. Andrew Goldfields, Ltd.	349,053	397,249
*Starfield Resources, Inc.	953,115	55,627
Stella-Jones, Inc.	29,600	802,443
*Stornoway Diamond Corp.	65,768	37,105
#*Tanzanian Royalty Exploration Corp.	316,139	1,617,520
*Taseko Mines, Ltd.	649,000	2,638,802
#*Thompson Creek Metals Co., Inc.	474,700	4,377,371
#*Timminco, Ltd.	194,700	106,057
*Ventana Gold Corp.	63,076	503,724
*Virginia Mines, Inc.	79,962	580,241
*Wesdome Gold Mines, Ltd.	256,800	599,504
West Fraser Timber Co., Ltd.	123,716	4,203,492
#*Western Coal Corp.	680,245	2,779,076
Winpak, Ltd.	63,110	620,019
*Yukon-Nevada Gold Corp.	335,132	97,796

Total Materials		204,445,182

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	65,317	1,755,468

1305

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††

Telecommunication Services — (Continued)
*Wireless Matrix Corp.	127,500	$114,100

Total Telecommunication Services		1,869,568

Utilities — (0.8%)
Algonquin Power & Utilities Corp.	289,906	1,204,123
ATCO, Ltd.	7,874	387,247
*Atlantic Power Corp.	58,046	756,029
*BioteQ Environmental Technologies, Inc.	58,602	39,332
*Boralex, Inc. Class A	83,448	702,130
#Emera, Inc.	64,761	1,667,452
#Innergex Renewable Energy, Inc.	7,064	59,849
*Maxim Power Corp.	89,500	242,021
Pacific Northern Gas, Ltd.	8,605	210,720
*Plutonic Power Corp.	129,360	305,768

Total Utilities		5,574,671

TOTAL COMMON STOCKS		552,990,780

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/10 (Collateralized by $370,000 FHLMC 5.50%, 09/15/33, valued at $405,613) to be repurchased at $399,008	$399	399,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.2%)
§@DFA Short Term Investment Fund	130,927,021	130,927,021
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralizedby $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,006,248) to be repurchased at $986,534	$987	986,518

TOTAL SECURITIES LENDING COLLATERAL		131,913,539

TOTAL INVESTMENTS — (100.0%) (Cost $736,784,776)##		$685,303,319

1306

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$64,593,218	—	—	$64,593,218
Consumer Staples	13,967,084	—	—	13,967,084
Energy	110,092,857	—	—	110,092,857
Financials	40,502,310	—	—	40,502,310
Health Care	26,470,897	—	—	26,470,897
Industrials	51,013,054	—	—	51,013,054
Information Technology	34,461,939	—	—	34,461,939
Materials	204,445,182	—	—	204,445,182
Telecommunication Services	1,869,568	—	—	1,869,568
Utilities	5,574,671	—	—	5,574,671
Temporary Cash Investments	—	$399,000	—	399,000
Securities Lending Collateral	—	131,913,539	—	131,913,539

TOTAL	$552,990,780	$132,312,539	—	$685,303,319

See accompanying Notes to Schedules of Investments.

1307

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (81.9%)
ARGENTINA — (0.1%)
Petrobras Argentina SA ADR	106,144	$1,553,948

BRAZIL — (3.1%)
*All America Latina Logistica SA	6,100	57,435
Banco do Brasil SA	11,335	195,920
*Brasil Telecom SA	38,241	339,838
*Brasil Telecom SA ADR	8,140	71,632
#BRF - Brasil Foods SA ADR	590,060	8,331,647
Companhia de Bebidas das Americas	66,744	6,194,350
Companhia de Concessoes Radoviarias	6,600	151,378
Companhia Siderurgica Nacional SA	734,552	12,178,495
*Cosan SA Industria e Comercio	4,600	66,144
CPFL Energia SA	1,935	44,645
*Fibria Celulose SA	13,825	217,578
*Fibria Celulose SA Sponsored ADR	18,180	285,426
*Hypermarcas SA	14,300	186,352
*Natura Cosmeticos SA	16,800	439,391
*OGX Petroleo e Gas Participacoes SA	149,800	1,577,380
#Petroleo Brasilerio SA ADR	868,746	31,622,354
Souza Cruz SA	86,274	3,953,653
Tele Norte Leste Participacoes SA	59,254	1,108,402
Tractebel Energia SA	140,100	1,828,119
#Vale SA Sponsored ADR	134,000	3,725,200
Vivo Participacoes SA	16,288	1,009,897
Weg Industrias SA	278,866	2,874,597

TOTAL BRAZIL		76,459,833

CHILE — (2.0%)
*AES Gener SA	1,034,630	539,893
#Banco de Chile SA Series F ADR	47,992	3,631,075
Banco de Credito e Inversiones SA Series A	14,694	767,548
#Banco Santander Chile SA ADR	68,948	5,723,374
CAP SA	34,560	1,269,686
*Centros Comerciales Sudamericanos SA	295,910	1,509,496
Cia Cervecerias Unidas SA ADR	14,357	759,772
Colbun SA	4,884,083	1,330,532
*Corpbanca SA	24,534,433	277,704
Embotelladora Andina SA Series A ADR	23,068	508,419
#Embotelladora Andina SA Series B ADR	17,106	454,335
Empresa Nacional de Electricidad SA Sponsored ADR	167,312	8,290,310
Empresas CMPC SA	18,465	857,272
Empresas Copec SA	12,626	206,739
Enersis SA Sponsored ADR	404,226	8,383,647
ENTEL Chile SA	52,839	755,205
#Lan Airlines SA Sponsored ADR	247,136	5,899,136
S.A.C.I. Falabella SA	124,985	978,300
Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,490,201
Vina Concha Y Toro SA Sponsored ADR	25,742	1,222,745

TOTAL CHILE		48,855,389

CHINA — (10.1%)
#Agile Property Holdings, Ltd.	420,000	547,259
*Air China, Ltd.	468,000	540,788
#Alibaba.com, Ltd.	287,000	594,552
#*Aluminum Corp. of China, Ltd. ADR	40,800	904,128
#Angang Steel Co., Ltd.	316,000	479,141
#Anhui Conch Cement Co., Ltd.	216,000	755,956
*Anta Sports Products, Ltd.	225,000	397,684

1308

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
Bank of China, Ltd.	36,691,000	$19,424,559
#Bank of Communications Co., Ltd.	1,853,650	2,067,581
Beijing Capital International Airport Co., Ltd.	352,000	186,597
Beijing Enterprises Holdings, Ltd.	149,000	986,463
Belle International Holdings, Ltd.	1,948,000	3,008,236
#BYD Co., Ltd.	395,886	2,738,422
Chaoda Modern Agriculture (Holdings), Ltd.	762,000	818,620
#China Agri-Industries Holdings, Ltd.	422,202	477,195
China BlueChemical, Ltd.	382,000	245,539
China Citic Bank Corp., Ltd.	1,882,000	1,274,641
China Coal Energy Co.	688,777	965,770
China Communications Construction Co., Ltd.	1,223,000	1,155,077
China Communications Services Corp., Ltd.	542,000	275,424
China Construction Bank Corp.	21,737,000	18,474,234
*China COSCO Holdings Co., Ltd.	682,500	765,799
*China Dongxiang Group Co.	756,000	426,837
*China Eastern Airlines Corp., Ltd.	296,000	165,996
China Everbright, Ltd.	246,000	639,511
#China Life Insurance Co., Ltd. ADR	250,705	16,839,855
China Mengniu Dairy Co., Ltd.	274,000	853,694
#China Merchants Bank Co., Ltd.	1,218,534	3,264,481
China Merchants Holdings (International) Co., Ltd.	323,145	1,225,160
#China Mobile, Ltd. Sponsored ADR	696,697	35,489,745
*China Molybdenum Co., Ltd.	316,322	195,781
China National Building Material Co., Ltd.	337,958	640,571
China Oilfield Services, Ltd.	296,000	387,722
China Overseas Land & Investment, Ltd.	1,550,000	3,322,333
#China Petroleum and Chemical Corp. (Sinopec) ADR	46,300	3,728,076
China Power International Development, Ltd.	266,000	58,658
*China Railway Construction Corp., Ltd.	543,500	760,054
*China Railway Group, Ltd.	1,130,000	845,168
China Resources Enterprise, Ltd.	1,617,000	6,151,531
China Resources Land, Ltd.	748,000	1,591,856
China Resources Power Holdings Co., Ltd.	920,000	2,005,023
China Shenhua Energy Co., Ltd.	1,971,500	7,616,073
*China Shipping Container Lines Co., Ltd.	1,033,907	382,183
China Shipping Development Co., Ltd.	398,000	588,615
*China Southern Airlines Co., Ltd. ADR	8,400	204,456
*China Taiping Insurance Holdings Co., Ltd.	189,800	642,672
China Telecom Corp., Ltd.	1,560,000	782,492
#China Telecom Corp., Ltd. ADR	20,200	1,013,030
*China Travel International Investment Hong Kong, Ltd.	768,000	191,141
China Unicom Hong Kong, Ltd. ADR	166,600	2,272,424
China Yurun Food Group, Ltd.	320,000	1,052,690
CITIC Pacific, Ltd.	1,473,000	3,032,339
*CITIC Resources Holdings, Ltd.	740,000	154,740
CNOOC, Ltd.	45,000	75,958
#CNOOC, Ltd. ADR	67,956	11,445,150
COSCO Pacific, Ltd.	492,000	672,887
#Country Garden Holdings Co.	2,232,000	711,682
#Datang International Power Generation Co., Ltd.	496,000	213,735
Denway Motors, Ltd.	760,000	388,383
#Dongfang Electric Co., Ltd.	79,000	272,459
Dongfeng Motor Corp.	684,000	957,732
Fosun International	412,500	318,366
Fushan International Energy Group, Ltd.	906,000	524,834
*GCL Poly Energy Holdings, Ltd.	720,814	167,631
Golden Eagle Retail Group, Ltd.	167,000	396,329
#*GOME Electrical Appliances Holdings, Ltd.	2,801,000	976,058
Guangdong Investment, Ltd.	690,000	346,302
#Guangshen Railway Co., Ltd. Sponsored ADR	8,800	161,128

1309

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
#Guangzhou R&F Properties Co., Ltd.	268,469	$421,612
Harbin Power Equipment Co., Ltd.	104,000	91,190
Hengan International Group Co., Ltd.	118,500	1,024,474
*HKC (Holdings), Ltd.	2,641,797	184,060
#*Hong Kong Energy Holdings, Ltd.	31,116	2,576
Hopson Development Holdings, Ltd.	186,000	253,389
*Huabao International Holdings, Ltd.	379,000	489,944
#Huadian Power International Corp.	354,000	85,323
Huaneng Power International, Inc. ADR	12,000	280,680
Industrial & Commercial Bank of China, Ltd.	34,093,000	26,152,359
Jiangsu Express Co., Ltd.	764,000	743,276
#Jiangxi Copper Co., Ltd.	286,000	637,967
*Kingboard Chemical Holdings, Ltd.	170,000	786,823
Kunlun Energy Co., Ltd.	664,000	867,442
*Lee & Man Paper Manufacturing, Ltd.	405,000	298,727
Lenovo Group, Ltd.	1,279,278	824,043
Li Ning Co., Ltd.	169,500	563,652
Maanshan Iron & Steel Co., Ltd.	552,000	309,873
Nine Dragons Paper Holdings, Ltd.	461,000	672,112
Parkson Retail Group, Ltd.	314,000	539,800
PetroChina Co., Ltd. ADR	115,210	13,188,089
#*PICC Property & Casualty Co., Ltd.	630,000	641,234
Ping An Insurance (Group) Co. of China, Ltd.	358,500	2,963,077
*Poly Hong Kong Investment, Ltd.	386,000	465,554
*Semiconductor Manufacturing International Corp. ADR	204,090	714,315
*Shanghai Electric Group Co., Ltd.	2,392,000	1,130,623
Shanghai Industrial Holdings, Ltd.	164,484	751,117
Shenzhen Expressway Co., Ltd.	110,000	53,267
Shenzhen International Holdings, Ltd.	2,350,000	148,339
Shimao Property Holdings, Ltd.	444,871	855,984
Sichuan Expressway Co., Ltd.	100,000	59,227
*Sinofert Holdings, Ltd.	646,000	285,473
#Sino-Ocean Land Holdings, Ltd.	852,600	654,847
Sinopec Shanghai Petrochemical Co, Ltd.	504,000	197,719
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	46,391
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	96,630
Sinotrans, Ltd.	564,000	140,958
*Soho China, Ltd.	616,000	381,417
#Tencent Holdings, Ltd.	700,600	13,518,901
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,731,132
Tsingtao Brewery Co., Ltd.	72,000	342,132
Want Want China Holdings, Ltd.	312,000	245,648
Weichai Power Co., Ltd.	52,000	430,599
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	4,200	90,720
Zhaojin Mining Industry Co., Ltd.	99,500	215,731
Zhejiang Expressway Co., Ltd.	84,000	79,937
Zijin Mining Group Co., Ltd.	910,000	589,096
#ZTE Corp.	629,232	2,014,942

TOTAL CHINA		249,499,627

CZECH REPUBLIC — (0.8%)
CEZ A.S.	259,544	11,884,805
Komercni Banka A.S.	14,663	2,850,303
Telefonica 02 Czech Republic A.S.	197,129	4,508,414

TOTAL CZECH REPUBLIC		19,243,522

HUNGARY — (1.0%)
ELMU NYRT	185	23,808
Magyar Telekom Telecommunications P.L.C.	665,618	2,058,480
#*MOL Hungarian Oil & Gas P.L.C.	79,100	7,113,994
#*OTP Bank NYRT	463,860	11,139,754

1310

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

HUNGARY — (Continued)
Richter Gedeon NYRT	21,924	$4,473,052
*Tisza Chemical Group NYRT	26,052	408,069

TOTAL HUNGARY		25,217,157

INDIA — (10.9%)
ACC, Ltd.	43,053	773,212
Adani Enterprises, Ltd.	108,375	1,365,512
Ambuja Cements, Ltd.	987,822	2,506,240
Asea Brown Boveri India, Ltd.	39,249	688,734
Asian Paints, Ltd.	57,710	3,229,119
Axis Bank, Ltd.	325,187	9,458,805
Bajaj Auto, Ltd.	67,782	3,926,061
Bajaj Finserv, Ltd.	29,842	277,627
Bajaj Holdings & Investment, Ltd.	8,068	125,808
Bharat Electronics, Ltd.	7,300	284,909
Bharat Heavy Electricals, Ltd.	19,249	1,013,664
*Bharat Petroleum Corp., Ltd.	13,384	185,228
Bharti Airtel, Ltd.	852,924	5,661,540
Bosch, Ltd.	17,003	2,073,250
*Cairn India, Ltd.	61,194	442,932
Cipla, Ltd.	483,669	3,407,533
Colgate-Palmolive (India), Ltd.	6,437	117,079
*Container Corp. Of India	595	17,590
Crompton Greaves, Ltd.	302,358	1,799,836
Cummins India, Ltd.	12,348	169,503
Dabur India, Ltd.	308,253	1,314,481
Dr Reddy’s Laboratories, Ltd.	83,700	2,447,503
#Dr Reddy’s Laboratories, Ltd. ADR	83,498	2,413,927
EIH, Ltd.	40,981	113,095
Exide Industries, Ltd.	52,639	165,222
GAIL India, Ltd.	57,000	539,121
GAIL India, Ltd. Sponsored GDR	28,791	1,632,349
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,694,522
Godrej Consumer Products, Ltd.	23,579	174,988
Grasim Industries, Ltd.	6,300	248,607
HCL Technologies, Ltd.	266,493	2,260,017
HDFC Bank, Ltd.	386,733	17,902,682
Hero Honda Motors, Ltd. Series B	116,038	4,548,743
Hindustan Unilever, Ltd.	1,293,921	7,019,902
ICICI Bank, Ltd. Sponsored ADR	88,726	3,452,329
*Idea Cellular, Ltd.	29,450	44,642
*Indian Bank	10,779	52,170
Infosys Technologies, Ltd.	449,681	27,082,920
Infosys Technologies, Ltd. Sponsored ADR	233,496	14,121,838
Infrastructure Development Finance Co., Ltd.	68,765	276,594
ITC, Ltd.	1,620,930	10,807,731
*Jaiprakash Power Ventures, Ltd.	20,194	30,477
Jindal Steel & Power, Ltd.	564,354	7,598,952
JSW Steel, Ltd.	106,526	2,572,566
*Jubilant Organosys, Ltd.	34,862	268,171
*Kotak Mahindra Bank, Ltd.	26,759	445,397
Larsen & Toubro, Ltd.	282,173	10,955,428
*LIC Housing Finance, Ltd.	10,727	263,226
Mahanagar Telephone Nigam, Ltd.	64,598	94,140
Mahindra & Mahindra, Ltd.	508,366	7,260,880
Mangalore Refinery & Petrochemicals, Ltd.	399,619	658,832
Maruti Suzuki India, Ltd.	106,636	2,758,421
*Mundra Port & Special Economic Zone, Ltd.	4,446	69,582
Nirma, Ltd.	38,799	168,107
*Oil & Natural Gas Corp, Ltd.	52,307	1,403,366
*Oracle Financial Services Software, Ltd.	14,000	636,804

1311

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
Pantaloon Retail India, Ltd.	7,460	$74,097
Pantaloon Retail India, Ltd. Class B	305	2,414
Piramal Healthcare, Ltd.	21,029	219,306
*Power Grid Corp of India, Ltd.	21,633	46,977
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	390,925
*Ranbaxy Laboratories, Ltd.	165,559	1,606,814
*Reliance Capital, Ltd.	101,317	1,718,126
Reliance Communications, Ltd.	916,521	3,535,786
Reliance Energy, Ltd.	156,563	3,749,547
Reliance Industries, Ltd.	1,958,609	42,687,198
*Reliance Power, Ltd.	143,889	508,812
*Samruddhi Cement, Ltd.	6,300	64,704
Sesa Goa, Ltd.	481,490	3,763,979
Shriram Transport Finance Co., Ltd.	3,821	54,468
Siemens India, Ltd.	145,546	2,198,301
*State Bank of India	14,211	769,104
Sterlite Industries (India), Ltd. Series A	1,725,980	6,522,200
Sun Pharmaceuticals Industries, Ltd.	125,337	4,788,380
Sun TV Network, Ltd.	10,627	104,342
Tata Consultancy Services, Ltd.	756,974	13,764,117
Tata Power Co., Ltd.	144,515	4,116,377
Tata Steel, Ltd.	88,889	1,032,747
Thermax India, Ltd.	6,201	101,471
*Torrent Power, Ltd.	5,014	37,420
United Spirits, Ltd.	21,912	656,826
Wipro, Ltd.	734,093	6,532,891
Zee Entertainment Enterprises, Ltd.	56,254	359,385
Zydus Wellness, Ltd.	11,485	127,980

TOTAL INDIA		270,556,608

INDONESIA — (2.7%)
PT Adaro Energy Tbk	5,833,000	1,308,077
PT Astra Agro Lestari Tbk	222,000	485,027
PT Astra International Tbk	2,890,061	16,425,862
*PT Bakrie & Brothers Tbk	8,273,000	46,431
PT Bank Central Asia Tbk	9,187,000	6,126,004
PT Bank Danamon Indonesia Tbk	2,719,740	1,631,469
PT Bank Mandiri Persero Tbk	3,631,000	2,443,067
*PT Bank Negara Indonesia Persero Tbk	87,000	29,497
*PT Bank Pan Indonesia Tbk	8,080,000	922,718
PT Bank Rakyat Indonesia Tbk	3,283,000	3,643,857
*PT Bayan Resources Tbk	13,000	11,124
PT Bumi Resources Tbk	15,481,000	2,991,914
PT Gudang Garam Tbk	225,500	882,857
PT Indo Tambangraya Megah Tbk	195,500	820,493
PT Indocement Tunggal Prakarsa Tbk	834,500	1,579,703
PT Indofood Sukses Makmur Tbk	1,529,500	792,467
PT Indosat Tbk	437,000	237,288
PT International Nickel Indonesia Tbk	1,647,500	762,720
PT Kalbe Farma Tbk	1,161,000	318,481
*PT Lippo Karawaci Tbk	6,121,750	331,914
*PT Panasia Indosyntec Tbk	75,100	1,972
PT Perusahaan Gas Negara Tbk	6,456,000	2,929,878
PT Semen Gresik Persero Tbk	2,263,000	2,345,451
*PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	426,071
PT Tambang Batubara Bukit Asam Tbk	502,000	939,216
PT Telekomunikasi Indonesia Tbk	13,911,140	13,122,042
PT Unilever Indonesia Tbk	2,282,000	4,330,355
PT United Tractors Tbk	921,500	2,080,652

TOTAL INDONESIA		67,966,607

1312

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

ISRAEL — (0.0%)
IDB Holding Corp., Ltd.	—	$10
Koor Industries, Ltd.	1	11
Makhteshim-Agan Industries, Ltd.	1	2
Osem Investment, Ltd.	1	8

TOTAL ISRAEL		31

MALAYSIA — (4.5%)
Affin Holdings Berhad	312,600	300,083
Alliance Financial Group Berhad	301,700	277,341
AMMB Holdings Berhad	874,959	1,417,543
*Axiata Group Berhad	3,705,375	4,967,195
Batu Kawan Berhad	15,000	52,452
Berjaya Corp. Berhad	734,800	250,258
*Berjaya Media Berhad	18,300	3,461
*Berjaya Retail Berhad	73,480	30,030
Berjaya Sports Toto Berhad	803,464	1,061,778
Boustead Holdings Berhad	159,460	195,590
British American Tobacco Malaysia Berhad	205,100	2,896,620
CIMB Group Holdings Berhad	5,571,254	12,975,648
Digi.Com Berhad	495,162	3,846,101
*EON Capital Berhad	175,500	384,115
Fraser & Neave Holdings Berhad	61,000	275,739
Gamuda Berhad	805,700	841,499
Genting Berhad	2,934,300	7,384,191
Genting Malaysia Berhad	4,558,800	4,090,858
Genting Plantations Berhad	276,600	609,311
Hong Leong Bank Berhad	732,150	2,074,499
Hong Leong Financial Group Berhad	249,329	681,178
IJM Corp. Berhad	336,560	534,907
IOI Corp. Berhad	4,837,705	7,797,252
KLCC Property Holdings Berhad	50,600	50,728
Kuala Lumpur Kepong Berhad	692,100	3,675,729
Lafarge Malayan Cement Berhad	259,580	550,884
Malayan Banking Berhad	729,253	1,776,375
*Malaysian Airlines System Berhad	1,198,734	804,056
*MISC Berhad	2,396,098	6,635,718
MMC Corp. Berhad	1,184,100	965,752
Nestle (Malaysia) Berhad	211,600	2,583,916
Oriental Holdings Berhad	279,480	463,338
Parkson Holdings Berhad	184,476	320,945
Petronas Dagangan Berhad	367,900	1,188,806
Petronas Gas Berhad	753,600	2,370,548
Plus Expressways Berhad	2,201,100	2,658,586
PPB Group Berhad	750,100	4,091,281
Public Bank Berhad (B012W42)	67,739	259,053
Public Bank Berhad (B012W53)	1,550,201	5,958,619
RHB Capital Berhad	525,900	1,073,699
Shell Refining Co. Federation of Malaysia Berhad	225,400	755,388
Sime Darby Berhad	3,457,620	8,492,336
SP Setia Berhad	971,150	1,277,598
Star Publications (Malaysia) Berhad	401,300	444,457
Telekom Malaysia Berhad	1,657,700	1,751,951
Tenaga Nasional Berhad	2,121,000	5,732,711
*UEM Land Holdings Berhad	1,050,937	562,976
UMW Holdings Berhad	729,066	1,432,411
YTL Corp. Berhad	1,376,885	3,247,373
YTL Power International Berhad	283,040	201,215

TOTAL MALAYSIA		112,274,098

MEXICO — (6.4%)
#America Movil S.A.B. de C.V. Series L	17,737,259	44,032,210

1313

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

MEXICO — (Continued)
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	$5,715,512
*Cementos de Mexico S.A.B de C.V. Series B	278,511	264,939
*Cemex S.A.B. de C.V. Sponsored ADR	13,000	122,720
#Coca-Cola Femsa S.A.B. de C.V. Series L	375,300	2,577,366
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	13,734
Corporativo Fragua S.A.B. de C.V. Series B	21	174
El Puerto de Liverpool S.A.B. de C.V. Series C1	277,800	1,439,839
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	10,285,486
*Gruma S.A.B. de C.V. ADR	43,594	258,512
Grupo Carso S.A.B. de C.V. Series A-1	813,232	3,084,136
#Grupo Elektra S.A. de C.V.	97,675	3,896,890
#Grupo Financiero Banorte S.A.B. de C.V.	1,923,829	7,537,692
Grupo Financiero Inbursa S.A.B. de C.V. Series O	908,264	3,308,193
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	535,600	4,041,306
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	213,499
Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,787,115
Grupo Modelo S.A.B. de C.V. Series C	790,400	4,308,973
*Grupo Nutrisa S.A. de C.V.	129	259
*Grupo Qumma S.A. de C.V. Series B	1,591	23
#Grupo Televisa S.A. de C.V.	1,704,800	6,496,336
#Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,086,580
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	2,524,776	3,052,053
Industrias Penoles S.A.B. de C.V.	136,138	2,850,167
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	4,334,679
#*Organizacion Soriana S.A.B. de C.V. Series B	1,463,300	3,942,444
*Savia S.A. de C.V.	120,000	7,585
#Telefonos de Mexico S.A.B. de C.V.	6,919,800	5,018,963
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	146,325
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	183,301
Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,673,559
Telmex Internacional S.A.B. de C.V. ADR	30,200	552,962
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,652,060	20,302,699

TOTAL MEXICO		158,536,231

PHILIPPINES — (0.5%)
Aboitiz Equity Ventures, Inc.	884,000	452,113
Aboitiz Power Corp.	1,073,000	475,106
Ayala Corp. Series A	259,763	1,809,281
Ayala Land, Inc.	7,440,518	2,402,189
Banco de Oro Unibank, Inc.	1,164,108	1,194,525
Bank of the Philippine Islands	1,924,156	2,003,527
Energy Development Corp.	1,212,500	117,969
*Filipina Water Bottling Corp.	2,006,957	—
*Manila Electric Co.	15,000	61,251
Metro Bank & Trust Co.	317,900	419,022
Philippine Long Distance Telephone Co.	57,920	3,084,285
SM Prime Holdings, Inc.	508,168	118,557

TOTAL PHILIPPINES		12,137,825

POLAND — (1.3%)
Asseco Poland SA	30,534	545,749
*Bank Handlowy w Warszawie SA	17,748	446,231
*Bank Millennium SA	247,309	376,117
Bank Pekao SA	163,030	8,696,901
*Bank Przemyslowo Handlowy BPH SA	2,029	35,522
Bank Zackodni WBK SA	37,228	2,236,698
*BRE Bank SA	6,551	550,238
Browary Zywiec SA	13,634	2,305,938
*Cyfrowy Polsat SA	10,560	50,684
*Getin Holdings SA	155,860	521,458
*Grupa Lotos SA	16,547	174,216

1314

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

POLAND — (Continued)
ING Bank Slaski SA	1,541	$392,445
KGHM Polska Miedz SA	61,000	2,121,587
*Kredyt Bank SA	73,612	371,925
*Mondi Packaging Paper Swiecie SA	12,683	301,709
PBG SA	2,049	153,444
*Polski Koncern Naftowy Orlen SA	267,237	3,401,236
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	830,175
Powszechna Kasa Oszczednosci Bank Polski SA	267,637	3,413,722
Telekomunikacja Polska SA	1,025,852	5,313,228
TVN SA	91,082	527,969

TOTAL POLAND		32,767,192

RUSSIA — (4.1%)
*Evraz Group SA GDR	74,992	2,002,118
Gazprom OAO Sponsored ADR	1,715,065	37,058,847
Gazpromneft JSC Sponsored ADR	47,396	962,825
Lukoil OAO Sponsored ADR	354,178	20,219,139
Magnitogorsk Iron & Steel Works Sponsored GDR	111,820	1,195,040
MMC Norilsk Nickel JSC ADR	597,703	9,836,735
Novolipetsk Steel OJSC GDR	83,762	2,606,661
*Novorossiysk Sea Trade Port GDR	12,856	152,515
*Polymetal GDR	64,567	846,992
*Rosneft Oil Co. GDR	1,184,101	7,917,734
*RusHydro Sponsored ADR	763,084	3,989,477
*Severstal OAO GDR	83,200	984,366
Surgutneftegas Sponsonsored ADR	544,495	5,527,022
Tatneft Sponsored ADR	29,354	907,921
*TMK OAO GDR	40,410	667,467
Uralkali Sponsored GDR	111,980	2,356,617
VTB Bank OJSC GDR	582,346	3,159,565
*X5 Retail Group NV GDR	59,942	2,248,018

TOTAL RUSSIA		102,639,059

SOUTH AFRICA — (8.0%)
ABSA Group, Ltd.	362,514	6,727,900
Adcock Ingram Holdings, Ltd.	1,836	15,551
African Bank Investments, Ltd.	318,206	1,459,610
African Rainbow Minerals, Ltd.	174,830	4,111,323
*Anglo American Platinum Corp., Ltd.	89,188	8,592,877
AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,019,799
*ArcelorMittal South Africa, Ltd.	297,803	3,472,987
*Aspen Pharmacare Holdings, Ltd.	72,465	808,984
Bidvest Group, Ltd.	182,111	3,305,136
Data Tec, Ltd.	6,420	32,490
Discovery Holdings, Ltd.	391,199	1,944,020
Exxaro Resources, Ltd.	83,898	1,403,817
FirstRand, Ltd.	1,540,707	4,270,100
Freeworld Coatings, Ltd.	88,329	116,047
Gold Fields, Ltd. Sponsored ADR	425,086	5,751,414
Harmony Gold Mining Co., Ltd.	271,597	2,716,859
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,315,690
Impala Platinum Holdings, Ltd.	478,692	12,968,514
Imperial Holdings, Ltd.	9,026	119,265
Investec, Ltd.	118,615	966,916
Kumba Iron Ore, Ltd.	15,092	760,476
Liberty Holdings, Ltd.	198,203	2,114,756
Massmart Holdings, Ltd.	83,456	1,463,743
Mondi, Ltd.	32,757	232,596
Mr. Price Group, Ltd.	37,628	260,183
MTN Group, Ltd.	1,659,950	26,038,554
Naspers, Ltd. Series N	324,237	13,817,558

1315

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
Nedbank Group, Ltd.	55,383	$1,026,765
Network Healthcare Holdings, Ltd.	251,159	467,742
Pick’n Pay Stores, Ltd.	288,558	1,800,946
Pretoria Portland Cement Co., Ltd.	753,899	3,277,044
PSG Group, Ltd.	164,207	674,109
Sanlam, Ltd.	961,639	3,294,493
Sasol, Ltd. Sponsored ADR	982,318	38,939,086
Shoprite Holdings, Ltd.	596,920	7,419,632
Standard Bank Group, Ltd.	861,864	13,409,469
Steinhoff International Holdings, Ltd.	722,272	1,905,992
*Super Group, Ltd.	2,619,768	208,327
Telkom South Africa, Ltd.	374,552	1,751,083
Tiger Brands, Ltd.	79,054	1,961,682
Truworths International, Ltd.	186,043	1,486,882
Vodacom Group, Ltd.	521,362	4,429,869
*Woolworths Holdings, Ltd.	130,252	463,958

TOTAL SOUTH AFRICA		197,324,244

SOUTH KOREA — (11.9%)
#Amorepacific Corp.	3,527	2,880,542
Cheil Industrial, Inc.	20,690	1,589,991
#Daewoo Engineering & Construction Co., Ltd.	161,378	1,369,810
#Daewoo International Corp.	48,663	1,369,861
Daewoo Securities Co., Ltd.	103,195	2,013,024
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	135,170	2,288,232
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	974,237
#*Doosan Infracore Co., Ltd.	82,000	1,471,317
#Glovis Co., Ltd.	6,360	732,765
GS Engineering & Construction Corp.	27,320	1,847,997
GS Holdings Corp.	42,945	1,504,085
Hana Financial Group, Inc.	112,261	3,338,620
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,918,980
Hite Brewery Co., Ltd.	671	79,620
#*Hynix Semiconductor, Inc.	163,310	3,107,776
Hyundai Department Store Co., Ltd.	979	97,653
Hyundai Development Co.	12,558	287,840
#Hyundai Heavy Industries Co., Ltd.	47,395	10,772,306
#Hyundai Merchant Marine Co., Ltd.	24,600	682,351
Hyundai Mobis	53,070	9,185,207
Hyundai Motor Co., Ltd.	95,919	12,094,571
#Hyundai Steel Co.	58,560	5,066,825
Industrial Bank of Korea, Ltd.	78,210	1,034,751
Kangwon Land, Inc.	134,910	2,257,024
KB Financial Group, Inc.	139,085	6,034,138
KCC Corp.	6,489	1,674,059
Kia Motors Corp.	225,130	5,891,595
*Korea Electric Power Corp.	295,290	8,275,767
Korea Exchange Bank	200,200	2,055,287
Korea Gas Corp.	33,003	1,234,769
KT Corp.	164,040	5,917,375
KT&G Corp.	103,590	5,205,463
#LG Chemical, Ltd.	32,392	9,019,309
LG Corp.	122,942	8,491,868
#LG Display Co., Ltd. ADR	128,466	1,974,522
#LG Electronics, Inc.	88,910	7,548,797
LG Household & Healthcare Co., Ltd.	5,120	1,610,349
LS Industrial Systems Co., Ltd.	1,000	74,315
#NCsoft Corp.	4,529	720,925
OCI Co., Ltd.	780	182,563
#POSCO	46,060	19,155,476
Samsung Card Co., Ltd.	23,720	1,045,840

1316

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Samsung Corp.	100,930	$5,060,817
#Samsung Electro-Mechanics Co., Ltd.	37,767	4,361,047
Samsung Electronics Co., Ltd.	97,139	66,628,290
Samsung Electronics Co., Ltd. GDR	49,372	17,059,004
Samsung Engineering Co., Ltd.	6,628	690,809
Samsung Fire & Marine Insurance, Ltd.	35,022	6,087,015
Samsung Heavy Industries Co., Ltd.	126,000	2,632,158
#Samsung SDI Co., Ltd.	20,352	2,924,523
Samsung Securities Co., Ltd.	33,780	1,713,188
Samsung Techwin Co., Ltd.	7,702	716,859
Shinhan Financial Group Co., Ltd.	218,686	8,976,528
Shinhan Financial Group Co., Ltd. ADR	16,770	1,387,382
Shinsegae Co., Ltd.	12,596	6,005,807
SK Co., Ltd.	21,194	1,663,813
SK Energy Co., Ltd.	51,889	5,416,637
SK Telecom Co., Ltd.	49,971	7,042,996
S-Oil Corp.	47,310	2,258,041
STX Pan Ocean Co., Ltd.	30,480	309,181
Woongjin Coway Co., Ltd.	13,260	467,546

TOTAL SOUTH KOREA		295,479,443

TAIWAN — (10.5%)
#Acer, Inc.	2,805,040	7,516,581
#Advanced Semiconductor Engineering, Inc.	3,289,690	2,542,001
Advantech Co., Ltd.	132,000	282,415
Asia Cement Corp.	2,440,113	2,409,416
#Asustek Computer, Inc.	445,230	3,355,456
AU Optronics Corp.	1,332,873	1,261,731
AU Optronics Corp. Sponsored ADR	353,406	3,357,357
#Catcher Technology Co., Ltd.	302,429	680,697
*Cathay Financial Holdings Co., Ltd.	3,706,418	5,818,869
Chang Hwa Commercial Bank	2,229,000	1,175,109
#Cheng Shin Rubber Industry Co., Ltd.	1,078,789	2,756,983
#Chicony Electronics Co., Ltd.	232,436	508,030
Chimei Innolux Corp.	3,192,818	3,441,866
*China Airlines, Ltd.	1,086,000	584,155
*China Development Financial Holding Corp.	4,715,000	1,353,538
*China Life Insurance Co., Ltd.	590,000	523,038
China Steel Corp.	9,036,342	8,538,413
Chinatrust Financial Holdings Co., Ltd.	3,283,770	1,963,896
Chunghwa Telecom Co., Ltd. ADR	245,647	5,195,434
*Chungwa Picture Tubes Co., Ltd.	5,307,000	345,577
*Clevo Co.	258,643	542,396
Compal Electronics, Inc.	3,708,375	4,851,784
Delta Electronics, Inc.	1,812,366	6,249,256
*E.Sun Financial Holding Co., Ltd.	1,882,790	870,753
#Epistar Corp.	396,000	1,088,178
*Eva Airways Corp.	856,000	513,306
*Evergreen Marine Corp., Ltd.	751,869	557,952
Everlight Electronics Co., Ltd.	163,942	467,703
Far Eastern Department Stores Co., Ltd.	381,000	371,797
Far Eastern New Century Corp.	4,249,007	4,922,440
*Far EasTone Telecommunications Co., Ltd.	815,000	1,134,607
#*Farglory Land Development Co., Ltd.	134,229	266,063
First Financial Holding Co., Ltd.	5,210,574	3,062,639
Formosa Chemicals & Fiber Co., Ltd.	4,252,445	9,215,000
Formosa Plastics Corp.	5,051,648	10,534,240
Formosa Taffeta Co., Ltd.	605,000	460,815
#Foxconn Technology Co., Ltd.	684,791	2,331,602
*Fubon Financial Holding Co., Ltd.	5,940,052	7,263,916
Giant Manufacture Co., Ltd.	83,000	288,458

1317

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*HannStar Display Corp.	1,381,000	$267,431
#*Highwealth Construction Corp.	213,000	328,562
*Hon Hai Precision Industry Co., Ltd.	4,634,819	18,668,868
Hotai Motor Co., Ltd.	387,000	964,846
#HTC Corp.	553,559	10,193,345
Hua Nan Financial Holding Co., Ltd.	5,384,897	3,348,823
#*Inotera Memories, Inc.	674,976	356,210
Inventec Corp.	1,819,358	965,718
Kinsus Interconnect Technology Corp.	120,000	251,595
Largan Precision Co., Ltd.	52,860	1,010,921
Lite-On Technology Corp.	1,204,776	1,536,980
#Macronix International Co., Ltd.	2,074,825	1,378,606
#Media Tek, Inc.	736,991	9,980,001
Mega Financial Holding Co., Ltd.	4,782,000	2,852,071
Nan Ya Plastic Corp.	7,084,564	12,455,633
#Nan Ya Printed Circuit Board Corp.	200,940	820,424
*Nanya Technology Corp.	185,000	124,546
#*Novatek Microelectronics Corp, Ltd.	276,000	731,105
*Pegatron Corp.	1,198,345	1,383,705
*Polaris Securities Co., Ltd.	465,000	212,260
Pou Chen Corp.	2,047,488	1,563,501
*Powertech Technology, Inc.	339,836	1,038,654
President Chain Store Corp.	834,831	2,735,405
*Qisda Corp.	728,000	409,441
#Realtek Semiconductor Corp.	221,000	504,545
#Richtek Technology Corp.	71,000	599,516
Ruentex Development Co., Ltd.	251,000	428,530
*Ruentex Industries, Ltd.	239,000	689,016
*Shin Kong Financial Holding Co., Ltd.	2,815,657	1,017,612
#Siliconware Precision Industries Co., Ltd.	2,347,324	2,292,411
*SinoPac Holdings Co., Ltd.	3,524,000	1,179,411
Synnex Technology International Corp.	927,700	2,113,254
*Taishin Financial Holdings Co., Ltd.	1,891,101	841,351
*Taiwan Business Bank	795,000	234,449
#Taiwan Cement Corp.	2,415,895	2,240,302
Taiwan Cooperative Bank	2,997,634	1,941,923
Taiwan Fertilizer Co., Ltd.	421,000	1,162,819
Taiwan Glass Industrial Corp.	1,348,476	1,301,596
*Taiwan Mobile Co., Ltd.	47,000	92,954
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,217,254
*Tatung Co., Ltd.	619,000	112,422
Transcend Information, Inc.	131,181	365,185
*Tripod Technology Corp.	217,000	824,512
Tung Ho Steel Enterprise Corp.	7,000	6,122
U-Ming Marine Transport Corp.	648,860	1,228,009
#*Unimicron Technology Corp.	769,896	1,276,852
Uni-President Enterprises Corp.	3,496,346	4,143,327
*United Microelectronics Corp.	7,733,000	3,430,424
*Walsin Lihwa Corp.	1,287,000	562,001
*Wan Hai Lines Co., Ltd.	202,000	135,814
*Wintek Corp.	528,000	472,224
Wistron Corp.	1,314,708	2,123,712
#*WPG Holdings Co., Ltd.	391,000	805,022
Yang Ming Marine Transport Corp.	748,000	483,216
#Young Fast Optoelectronics Co., Ltd.	48,000	413,380
Yuanta Financial Holding Co., Ltd.	3,090,885	1,720,748
Yulon Motor Co., Ltd.	310,000	356,166

TOTAL TAIWAN		260,498,197

THAILAND — (1.7%)
Advance Info Service PCL (Foreign)	1,464,700	4,243,205

1318

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

THAILAND — (Continued)
Bangkok Bank PCL (Foreign)	329,000	$1,416,917
Bangkok Bank PCL (Foreign) NVDR	286,400	1,211,266
Bangkok Dusit Medical Services PCL (Foreign)	82,900	75,130
Bank of Ayudhya PCL (Foreign)	2,590,200	1,653,234
Banpu PCL (Foreign)	115,100	2,225,326
BEC World PCL (Foreign)	1,097,600	1,020,232
C.P. ALL PCL (Foreign)	2,314,400	2,312,607
Charoen Pokphand Foods PCL (Foreign)	3,972,200	2,966,073
Delta Electronics (Thailand) PCL (Foreign)	167,810	136,484
Glow Energy PCL (Foreign)	119,000	148,404
IRPC PCL (Foreign)	4,240,300	509,756
Kasikornbank PCL (Foreign)	1,612,200	5,195,005
Krung Thai Bank PCL (Foreign)	4,726,870	1,903,929
Land & Houses PCL (Foreign) NVDR	790,000	138,296
PTT Aromatics & Refining PCL (Foreign)	1,287,137	929,211
PTT Chemical PCL (Foreign)	517,460	1,619,317
PTT Exploration & Production PCL (Foreign)	592,000	2,733,013
PTT PCL (Foreign)	649,900	5,134,764
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	997,527
Siam Cement PCL (Foreign) (The)	117,100	1,023,151
Siam Cement PCL (Foreign) NVDR (The)	41,600	348,009
Siam City Cement PCL (Foreign)	123,813	870,815
Siam Commercial Bank PCL (Foreign)	1,001,366	2,761,319
Siam Makro PCL (Foreign)	42,900	154,187
Thai Oil PCL (Foreign)	196,000	267,204
*TMB Bank PCL (Foreign)	3,780,000	229,552

TOTAL THAILAND		42,223,933

TURKEY — (2.3%)
Akbank T.A.S.	1,429,079	7,910,650
Anadolu Efes Biracilik ve Malt Sanayi A.S.	318,953	4,019,966
Asya Katilim Bankasi A.S.	151,578	378,488
BIM BirlesikMagazalar A.S.	35,088	1,076,916
Dogan Sirketler Grubu Holdings A.S.	399,572	288,303
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	441,185	1,623,956
*Eregli Demir ve Celik Fabrikalari Turk A.S.	633,832	1,767,031
Ford Otomotiv Sanayi A.S.	114,792	853,535
Koc Holding A.S. Series B	775,171	3,056,128
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,915,738
*Turk Hava Yollari A.S.	150,171	434,300
Turkcell Iletisim Hizmetleri A.S.	240,093	1,399,256
Turkiye Garanti Bankasi A.S.	2,842,585	14,706,780
Turkiye Halk Bankasi	139,950	1,133,554
Turkiye Is Bankasi A.S.	2,088,220	7,829,358
Turkiye Vakiflar Bankasi T.A.O.	385,861	1,043,423
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,793,511

TOTAL TURKEY		56,230,896

TOTAL COMMON STOCKS		2,029,463,840

PREFERRED STOCKS — (8.5%)
BRAZIL — (8.5%)
Banco Bradesco SA	1,584,132	29,047,224
*Brasil Telecom SA	436,993	2,862,269
*Brasil Telecom SA ADR	14,349	280,666
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	35,100	2,283,606
Companhia de Bebidas das Americas	83	8,951
#Companhia de Bebidas das Americas Preferred ADR	151,600	16,557,752
Companhia Energetica de Minas Gerais SA	450,721	6,721,863
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,637
Gerdau SA	756,268	10,956,168

1319

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Itau Unibanco Holding SA	1,765,755	$39,525,685
#Itau Unibanco Holding SA ADR	271,346	6,075,437
Petroleo Brasilerio SA ADR	1,206,109	38,414,572
Tele Norte Leste Participacoes SA	180,034	2,644,006
Tele Norte Leste Participacoes SA ADR	127,600	1,866,788
Telecomunicacoes de Sao Paulo SA	96,700	2,090,915
Telemar Norte Leste SA	33,612	877,375
#Ultrapar Participacoes SA Sponsored ADR	63,577	3,299,646
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	5,453,389
Vale SA Series A	1,412,691	34,289,162
*Vale SA Series B	81,160	—
Vale SA Sponsored ADR	166,500	4,034,295
Vivo Participacoes SA	134,958	3,617,961

TOTAL BRAZIL		210,912,367

TOTAL PREFERRED STOCKS		210,912,367

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
#*HKC (Holdings), Ltd. Warrants 06/09/11	240,163	2,195
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	172

TOTAL CHINA		2,367

TOTAL RIGHTS/WARRANTS		2,367

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $4,570,000 FHLMC 2.975%(r), 06/15/37, valued at $3,572,591) to be repurchased at 3,516,056	$3,516	3,516,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.5%)
§@DFA Short Term Investment Fund	233,189,721	233,189,721
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $937,308) to be repurchased at $918,944	$919	918,929

TOTAL SECURITIES LENDING COLLATERAL		234,108,650

TOTAL INVESTMENTS — (100.0%) (Cost $1,344,348,735)##		$2,478,003,224

1320

THE EMERGING MARKETS SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$1,553,948	—	—	$1,553,948
Brazil	76,459,833	—	—	76,459,833
Chile	48,855,389	—	—	48,855,389
China	86,378,187	$163,121,440	—	249,499,627
Czech Republic	—	19,243,522	—	19,243,522
Hungary	—	25,217,157	—	25,217,157
India	21,685,147	248,871,461	—	270,556,608
Indonesia	—	67,966,607	—	67,966,607
Israel	—	31	—	31
Malaysia	—	112,274,098	—	112,274,098
Mexico	158,314,865	221,366	—	158,536,231
Philippines	—	12,137,825	—	12,137,825
Poland	—	32,767,192	—	32,767,192
Russia	—	102,639,059	—	102,639,059
South Africa	56,025,989	141,298,255	—	197,324,244
South Korea	3,361,904	292,117,539	—	295,479,443
Taiwan	9,936,496	250,561,701	—	260,498,197
Thailand	42,223,933	—	—	42,223,933
Turkey	—	56,230,896	—	56,230,896
Preferred Stocks
Brazil	210,912,367	—	—	210,912,367
Rights/Warrants
China	2,367	—	—	2,367
Temporary Cash Investments	—	3,516,000	—	3,516,000
Securities Lending Collateral	—	234,108,650	—	234,108,650

TOTAL	$715,710,425	$1,762,292,799	—	$2,478,003,224

See accompanying Notes to Schedules of Investments.

1321

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (87.6%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$—

BRAZIL — (7.7%)
Acos Villares SA	2,342,500	985,587
*Acucar Guarani SA	91,900	218,411
AES Tiete SA (2440693)	53,900	572,465
AES Tiete SA (2441038)	97,828	1,223,684
*All America Latina Logistica SA	68,850	648,258
American Banknote SA	76,200	670,238
*Amil Participacoes SA	195,708	1,714,726
Anhanguera Educacional Participacoes SA	155,700	2,434,472
B2W Cia Global Do Varejo	123,200	2,329,088
Banco ABC Brasil SA	79,864	631,628
Banco Alfa de Investimento SA	700	2,901
Banco Daycoval SA	42,300	213,809
Banco Industrial e Comercial SA	101,620	806,004
Banco Panamericano SA	111,500	566,122
Banco Pine SA	62,500	387,338
Banco Sofisa SA	92,600	230,605
Bematech SA	68,200	356,743
*Bombril SA	17,600	84,057
BR Malls Participacoes SA	276,779	4,160,812
Brasil Brokers Participacoes SA	132,600	512,668
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,004,620	514,077
Brookfield Incorporacoes SA	434,862	2,262,331
Camargo Correa Desenvolvimento Imobiliario SA	89,936	290,446
Cia de Gas de Sao Paulo SA	27,000	556,487
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,083,604
Cia de Saneamento do Parana	176,900	275,589
Cia Energetica de Sao Paulo	159,900	2,438,320
Cia Hering SA	37,450	1,255,431
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,317,711
Contax Participacoes SA	1,500	25,415
*Cosan SA Industria e Comercio	62,800	903,009
CR2 Empreendimentos Imobiliarios SA	6,600	19,701
Cremer SA	40,896	419,703
Cyrela Brazil Realty SA Empreendimentos e Participacoes	123,033	1,722,938
Diagnosticos Da America SA	507,200	4,908,201
*Drogasil SA	44,916	934,686
Duratex SA	624,462	6,568,426
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,628,240
Energias do Brazil SA	62,102	1,252,421
*Equatorial Energia SA	32,500	307,667
*Estacio Participacoes SA	4,700	56,091
Eternit SA	188,589	911,421
Even Construtora e Incorporadora SA	224,850	1,048,311
EZ Tec Empreendimentos e Participacoes SA	103,758	553,360
Ferbasa-Ferro Ligas da Bahia SA	92,500	632,690
*Fertilizantes Fosfatados SA	123,100	1,073,660
Gafisa SA	301,600	2,251,540
Gafisa SA ADR	180,131	2,727,183
*General Shopping Brasil SA	48,917	252,261
*Globex Utilidades SA	58,737	512,630
#*Gol Linhas Aereas Inteligentes SA ADR	137,727	1,944,705
Grendene SA	201,494	922,235
Guararapes Confeccoes SA	9,600	412,099
Helbor Empreendimentos SA	34,824	277,198
*IdeiasNet SA	234,800	408,510
Iguatemi Empresa de Shopping Centers SA	60,100	1,189,152

1322

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Industrias Romi SA	77,500	$563,580
*Inepar SA Industria e Construcoes	32,940	92,520
*Inpar SA	525,100	970,306
*Iochpe-Maxion SA	50,880	561,219
JHSF Participacoes SA	156,300	271,046
*Joao Fortes Engenharia SA	37,300	250,250
*Kepler Weber SA	1,804,000	369,252
*Kroton Educacional SA	52,867	425,930
Light SA	199,200	2,505,290
*LLX Logistica SA	428,825	2,162,655
Localiza Rent a Car SA	219,700	3,029,182
Lojas Renner SA	273,700	9,184,543
*LPS Brasil Consultoria de Imoveis SA	52,324	803,245
*Lupatech SA	34,700	419,249
M Dias Branco SA	44,100	997,190
*M&G Poliester SA	640,780	61,936
*Magnesita Refratarios SA	538,604	3,680,930
Marfrig Alimentos SA	210,300	2,104,435
Marisa Lojas SA	46,175	582,569
*Minerva SA	73,658	287,713
*MMX Mineracao e Metalicos SA	314,284	2,121,077
*MPX Energia SA	67,900	806,863
MRV Engenharia e Participacoes SA	300,000	2,703,548
Multiplan Empreendimentos Imobiliarios SA	82,900	1,569,576
*Natura Cosmeticos SA	64,136	1,677,426
Obrascon Huarte Lain Brasil SA	45,000	1,160,820
OdontoPrev SA	192,800	1,814,214
Parana Banco SA	29,200	139,459
*Paranapanema SA	355,521	1,263,365
PDG Realty SA Empreendimentos e Participacoes	459,817	4,865,360
*Plascar Participacoes Industriais SA	155,200	300,023
Porto Seguro SA	261,800	3,020,197
Positivo Informatica SA	33,300	340,801
Profarma Distribuidora de Produtos Farmaceuticos SA	17,400	158,290
Rodobens Negocios Imobiliarios SA	16,440	129,927
Rossi Residencial SA	334,090	3,050,651
Santos Brasil Participacoes SA	9,600	92,791
Sao Carlos Empreendimentos e Participacoes SA	52,700	520,768
Sao Martinho SA	82,812	749,583
Sao Paulo Alpargatas SA	102,000	481,351
SLC Agricola SA	87,500	749,730
Springs Global Participacoes SA	78,200	194,744
Sul America SA	322,248	2,828,923
#*TAM SA Sponsored ADR	38,100	643,128
Tecnisa SA	19,000	102,627
*Tegma Gestao Logistica	24,735	203,922
Terna Participacoes SA	3,800	62,440
Totvs SA	49,764	3,640,626
Trisul SA	8,038	29,386
Universo Online SA	72,700	376,148

TOTAL BRAZIL		128,727,869

CHILE — (2.6%)
AFP Cuprum SA	1,398	65,975
Aguas Andinas SA Series A	748,702	339,699
Almendral SA	1,445,104	159,412
Banmedica SA	1,312,094	1,661,356
Besalco SA	270,428	318,028
Cementos Bio-Bio SA	452,622	1,167,917
Cia Cervecerias Unidas SA ADR	11,200	592,704
Cia General de Electricidad SA	72,464	460,155

1323

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

CHILE — (Continued)
*Cintac SA	324,650	$215,561
Compania Cervecerias Unidas SA	204,100	2,151,537
*Compania SudAmericana de Vapores SA	2,745,213	2,880,828
*Corpbanca SA	285,638,523	3,233,127
#Corpbanca SA ADR	31,658	1,828,249
Cristalerias de Chile SA	159,630	1,883,404
E.CL SA	364,342	779,360
Embotelladora Andina SA Series A ADR	248	5,466
Embotelladora Andina SA Series B	431,663	1,888,966
Embotelladora Andina SA Series B ADR	900	23,904
Empresa Electrica Pilmaiquen SA	60,267	245,230
*Empresas Iansa SA	6,287,667	545,956
*Empresas La Polar SA	801,254	4,865,168
ENTEL Chile SA	85,352	1,219,899
Farmacias Ahumada SA	249,596	761,358
Forus SA	24,439	52,043
Gasco SA	76,171	486,618
Grupo Security SA	136,267	54,640
Industrias Forestales SA	20,000	5,103
Inversiones Aguas Metropolitanas SA	1,598,644	2,116,191
Madeco SA	28,391,276	1,565,946
*Masisa SA	8,936,076	1,350,912
*Multiexport Foods SA	1,414,508	508,816
Parque Arauco SA	1,055,338	1,589,334
Ripley Corp SA	1,237,107	1,343,314
Salfacorp SA	354,454	871,430
*Sigdo Koppers SA	236,639	349,567
Socovesa SA	1,370,698	712,658
*Sonda SA	951,577	1,650,313
Soquimic Comercial SA	562,478	258,983
Vina Concha Y Toro SA	1,210,803	2,903,604
#Vina Concha Y Toro SA Sponsored ADR	1,725	81,938
Vina San Pedro Tarapaca SA	40,113,498	345,534

TOTAL CHILE		43,540,203

CHINA — (11.2%)
#A8 Digital Music Holdings, Ltd.	322,000	192,835
#Agile Property Holdings, Ltd.	1,580,000	2,058,737
#Ajisen China Holdings, Ltd.	480,000	566,390
AMVIG Holdings, Ltd.	458,000	255,520
#Anhui Expressway Co., Ltd.	834,000	525,902
Anhui Tianda Oil Pipe Co., Ltd.	392,000	150,600
#*Anta Sports Products, Ltd.	467,000	825,415
Anton Oilfield Services Group	786,000	80,157
Asia Cement China Holdings Corp.	524,500	262,874
*AVIC International Holding HK, Ltd.	1,930,000	89,563
#*AviChina Industry and Technology Co., Ltd.	2,096,000	858,220
Baoye Group Co., Ltd.	1,802,000	1,152,153
Beijing Capital International Airport Co., Ltd.	1,578,000	836,507
#Beijing Capital Land, Ltd.	4,358,500	1,414,486
*Beijing Development HK, Ltd.	446,000	89,700
Beijing Jingkelong Co., Ltd.	209,488	231,057
#Beijing North Star Co., Ltd.	810,000	225,708
#Bosideng International Holdings, Ltd.	2,188,000	676,528
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	5,064,315
#BYD Electronic International Co., Ltd.	1,022,575	571,968
Central China Real Estate, Ltd.	645,000	166,461
Centron Telecom International Holdings, Ltd.	375,100	100,479
Chaoda Modern Agriculture (Holdings), Ltd.	2,587,245	2,779,488
China Aerospace International Holdings, Ltd.	8,318,500	1,009,045
China Agri-Industries Holdings, Ltd.	4,000	4,521

1324

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
#China Aoyuan Property Group, Ltd.	1,328,000	$214,092
#China Automation Group, Ltd.	457,000	318,884
China BlueChemical, Ltd.	1,416,000	910,165
*China Chengtong Development Group, Ltd.	1,216,000	70,422
China Communications Services Corp., Ltd.	1,956,000	993,967
*China Dongxiang Group Co.	2,075,000	1,171,542
*China Energine International Holdings, Ltd.	1,206,000	129,186
#China Everbright International, Ltd.	5,281,800	2,429,312
China Everbright, Ltd.	650,000	1,689,764
#China Foods, Ltd.	1,076,000	679,958
#China Gas Holdings, Ltd.	5,115,500	2,600,668
*China Grand Forestry Green Resources Group, Ltd.	9,778,000	242,123
#China Green (Holdings), Ltd.	651,000	676,310
China Haidian Holdings, Ltd.	1,480,000	171,797
#China High Speed Transmission Equipment Group Co., Ltd.	980,000	2,241,124
#China Huiyuan Juice Group, Ltd.	654,500	503,038
*China Mining Resources Group, Ltd.	20,164,900	527,570
#*China Molybdenum Co., Ltd.	1,135,000	702,485
China National Building Material Co., Ltd.	734,000	1,391,236
#China National Materials Co., Ltd.	821,000	642,206
*China Nickel Resources Holding Co., Ltd.	542,000	89,573
*China Oil & Gas Group, Ltd.	4,380,000	513,998
China Pharmaceutical Group, Ltd.	978,000	550,420
#China Power International Development, Ltd.	5,805,200	1,280,156
#*China Power New Energy Development Co., Ltd.	4,540,000	469,226
*China Properties Group, Ltd.	703,000	185,860
*China Qinfa Group, Ltd.	78,000	24,464
*China Rare Earth Holdings, Ltd.	790,000	193,546
China Resources Gas Group, Ltd.	478,000	694,546
*China Resources Microelectronics, Ltd.	3,875,000	179,643
*China Seven Star Shopping, Ltd.	5,030,000	91,134
*China Shanshui Cement Group, Ltd.	739,000	398,174
China Shineway Pharmaceutical Group, Ltd.	460,200	1,240,704
*China Singyes Solar Technologies Holdings, Ltd.	22,000	12,332
#China Starch Holdings, Ltd.	2,675,000	237,976
#China State Construction International Holdings, Ltd.	3,580,800	1,572,676
*China Travel International Investment Hong Kong, Ltd.	13,617,900	3,389,251
*China Water Affairs Group, Ltd.	1,252,000	465,616
#China Wireless Technologies, Ltd.	1,100,000	441,596
#China Yurun Food Group, Ltd.	1,688,000	5,552,937
*Chinese People Holdings Co., Ltd.	168,000	6,924
#*Chongqing Iron & Steel Co., Ltd.	1,681,400	475,287
Chongqing Machinery & Electric Co., Ltd.	982,000	253,677
#*CIMC Enric Holdings, Ltd.	210,000	102,841
*Citic 21CN Co., Ltd.	4,363,200	592,015
*CITIC Resources Holdings, Ltd.	8,560,600	1,790,086
*Clear Media, Ltd.	77,000	47,208
*Coastal Greenland, Ltd.	750,000	41,616
#Comba Telecom Systems Holdings, Ltd.	741,300	764,371
#COSCO International Holdings, Ltd.	3,287,000	1,784,058
COSCO Pacific, Ltd.	1,232,000	1,684,954
Coslight Technology International Group, Ltd.	120,000	104,606
Dachan Food Asia, Ltd.	337,000	69,069
Dalian Port PDA Co., Ltd.	734,000	318,844
Daphne International Holdings, Ltd.	1,040,000	967,445
Denway Motors, Ltd.	3,462,000	1,769,188
Digital China Holdings, Ltd.	642,800	1,039,840
Dongfang Electric Co., Ltd.	13,200	45,525
Dongyue Group	891,000	195,130
Dynasty Fine Wines Group, Ltd.	452,000	189,279
Embry Holdings, Ltd.	106,000	58,629

1325

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
*Enerchina Holdings, Ltd.	10,646,167	$168,720
First Tractor Co., Ltd.	523,176	343,465
*Founder Holdings, Ltd.	1,548,900	96,029
#Franshion Properties China, Ltd.	4,346,000	1,266,255
#Fufeng Group, Ltd.	852,000	593,172
Fushan International Energy Group, Ltd.	3,236,000	1,874,573
*GCL Poly Energy Holdings, Ltd.	2,687,680	625,040
#Geely Automobile Holdings, Ltd.	4,175,000	1,568,788
*Genesis Energy Holdings, Ltd.	5,100,000	309,430
*Global Bio-Chem Technology Group Co., Ltd.	1,810,800	293,793
*Goldbond Group Holdings, Ltd.	1,150,000	75,627
#Golden Eagle Retail Group, Ltd.	564,000	1,338,501
#*Golden Meditech Holdings, Ltd.	1,396,000	267,651
Goldlion Holdings, Ltd.	192,490	67,551
#Great Wall Motor Co., Ltd.	698,500	1,395,830
Great Wall Technology Co., Ltd.	698,950	305,990
Greentown China Holdings, Ltd.	569,500	708,589
Guangdong Investment, Ltd.	5,402,000	2,711,196
#Guangshen Railway Co., Ltd. Sponsored ADR	26,271	481,022
#*Guangzhou Investment Co., Ltd.	5,310,000	1,287,494
Guangzhou Pharmaceutical Co., Ltd.	268,000	233,702
Guangzhou R&F Properties Co., Ltd.	742,400	1,165,888
#Guangzhou Shipyard International Co., Ltd.	280,000	440,187
#GZI Transportation, Ltd.	2,038,018	1,052,500
*Haier Electronics Group Co., Ltd.	738,000	514,868
Hainan Meilan International Airport Co., Ltd.	140,000	155,094
Haitian International Holdings, Ltd.	505,000	384,623
Harbin Power Equipment Co., Ltd.	708,000	620,792
#*Heng Tai Consumables Group, Ltd.	1,885,000	187,100
Hengdeli Holdings, Ltd.	1,626,000	745,782
#*Hi Sun Technology (China), Ltd.	1,962,000	768,432
*Hidili Industry International Development, Ltd.	1,048,000	948,507
#*HKC (Holdings), Ltd.	14,610,447	1,017,945
*Hong Kong Energy Holdings, Ltd.	172,095	14,248
#*Honghua Group, Ltd.	1,452,000	196,957
#Hopson Development Holdings, Ltd.	3,476,000	4,735,376
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	868,000	279,203
*Huabao International Holdings, Ltd.	1,127,014	1,456,923
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	2,817,595
#*Inspur International, Ltd.	2,850,000	283,120
*Interchina Holdings Co.	610,000	65,969
Intime Department Store Group Co., Ltd.	766,000	790,660
*Jingwei Textile Machinery Co., Ltd.	202,000	69,149
Ju Teng International Holdings, Ltd.	1,087,856	776,909
*Kai Yuan Holdings, Ltd.	4,980,000	192,545
*Kasen International Holdings, Ltd.	222,000	59,092
*Kingboard Chemical Holdings, Ltd.	351,500	1,626,872
#Kingboard Laminates Holdings, Ltd.	1,099,000	1,101,046
Kingdee International Software Group Co., Ltd.	1,676,000	706,536
#Kingsoft Corp., Ltd.	508,000	298,732
*Kingway Brewery Holdings, Ltd.	4,962,800	1,071,456
KWG Property Holding, Ltd.	1,109,000	827,643
Lai Fung Holdings, Ltd.	4,018,000	139,765
*Lee & Man Paper Manufacturing, Ltd.	1,626,800	1,199,923
#Li Ning Co., Ltd.	781,835	2,599,897
Lianhua Supermarket Holdings Co., Ltd.	326,000	1,405,531
Lingbao Gold Co., Ltd.	1,384,000	499,483
Little Sheep Group, Ltd.	399,000	236,696
#Lonking Holdings, Ltd.	3,324,000	2,524,007
Maoye International Holdings, Ltd.	1,315,000	535,183
*Media China Corp, Ltd.	2,600,000	18,123

1326

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
MIN XIN Holdings, Ltd.	228,000	$103,482
#Mingyuan Medicare Development Co., Ltd.	1,960,000	224,568
*Minmetals Resources, Ltd.	4,398,000	1,714,126
#Minth Group, Ltd.	561,000	843,614
*Nan Hai Corp, Ltd.	19,200,000	148,433
*Nanjing Panda Electronics Co., Ltd.	284,000	72,482
*Neo-China Land Group (Holdings), Ltd.	1,594,025	588,974
NetDragon Websoft, Inc.	207,044	100,106
#New World China Land, Ltd.	1,730,600	602,825
New World Department Store China, Ltd.	585,462	514,009
*Northeast Electric Development Co., Ltd.	220,000	43,426
#*Oriental Ginza Holdings, Ltd.	149,000	31,751
Pacific Online	213,150	91,770
*Poly Hong Kong Investment, Ltd.	1,632,932	1,969,477
Ports Design, Ltd.	480,000	1,236,955
*Prosperity International Holdings HK, Ltd.	1,700,000	106,382
Qin Jia Yuan Media Services Co., Ltd.	388,000	64,007
Qingling Motors Co., Ltd.	654,000	165,247
*QX PAPER, Ltd.	343,609	139,676
Regent Manner International, Ltd.	346,000	173,462
REXLot Holdings, Ltd.	7,075,000	610,955
*Richly Field China Development, Ltd.	4,440,000	112,050
Road King Infrastructure, Ltd.	4,000	3,469
Samson Holding, Ltd.	686,000	113,076
#*Semiconductor Manufacturing International Corp.	93,483,000	6,595,624
Shandong Chenming Paper Holdings, Ltd.	300,500	239,933
Shandong Molong Petroleum Machinery Co., Ltd.	178,268	169,270
*Shandong Xinhua Pharmaceutical Co., Ltd.	36,000	14,828
#Shanghai Forte Land Co., Ltd.	918,000	275,486
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,344,000	356,819
Shanghai Prime Machinery Co., Ltd.	4,280,000	788,312
Shanghai Zendai Property, Ltd.	4,650,000	194,836
Shenji Group Kunming Machine Tool Co., Ltd.	156,250	102,414
Shenzhen Expressway Co., Ltd.	1,724,400	835,036
Shenzhen International Holdings, Ltd.	42,344,300	2,672,894
Shenzhen Investment, Ltd.	10,080,000	3,435,366
#Shenzhou International Group	429,000	567,259
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,914,978
#Shui On Land, Ltd.	3,141,000	1,430,823
Sichuan Expressway Co., Ltd.	1,552,000	919,206
Sichuan Xinhua Winshare Chainstore Co., Ltd.	351,000	184,256
*Silver base Group Holdings, Ltd.	297,000	123,272
Silver Grant International Industries, Ltd.	1,670,000	490,718
#SIM Technology Group, Ltd.	674,000	148,751
#Sino Biopharmaceutical, Ltd.	1,092,000	416,689
*Sino Union Energy Investment Group, Ltd.	3,810,000	333,973
SinoCom Software Group, Ltd.	1,550,200	234,284
*Sinofert Holdings, Ltd.	2,267,327	1,001,953
*Sino-i Technology, Ltd.	1,970,000	10,650
Sinolink Worldwide Holdings, Ltd.	10,218,800	1,581,017
SinoMedia Holding, Ltd.	196,000	53,096
Sinopec Kantons Holdings, Ltd.	360,000	172,049
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	1,540,000	364,733
Sinotrans Shipping, Ltd.	1,299,500	562,754
Sinotrans, Ltd.	1,722,000	430,373
#Sinotruk Hong Kong, Ltd.	683,000	629,307
#Skyworth Digital Holdings, Ltd.	6,543,562	4,741,295
#*Soho China, Ltd.	2,320,083	1,436,558
#*Solargiga Energy Holdings, Ltd.	481,000	110,329
#SPG Land Holdings, Ltd.	407,425	207,272
#SRE Group, Ltd.	11,833,053	1,312,271

1327

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
Sunny Optical Technology Group Co., Ltd.	264,000	$54,545
Tak Sing Alliance Holdings, Ltd.	236,000	31,953
TCC International Holdings, Ltd.	150,605	52,936
TCL Communication Technology Holdings, Ltd.	1,938,198	1,050,331
TCL Multimedia Technology Holdings, Ltd.	2,068,510	924,157
Tian An China Investments Co., Ltd.	536,000	350,580
Tiangong International Co., Ltd.	167,000	67,145
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	497,180
#Tianjin Development Holdings, Ltd.	1,515,800	989,494
#*Tianjin Port Development Holdings, Ltd.	3,016,800	746,638
#*Tianneng Power International, Ltd.	652,000	254,717
#Tomson Group, Ltd.	666,443	259,670
Towngas China Co., Ltd.	2,893,000	1,137,054
Travelsky Technology, Ltd.	514,470	473,895
Truly International Holdings, Ltd.	220,000	299,609
#*Uni-President China Holdings, Ltd.	1,191,000	664,196
*United Energy Group, Ltd.	3,274,450	321,129
*United Gene High-Tech Group, Ltd.	5,290,000	156,248
#Vinda International Holdings, Ltd.	457,000	439,745
#VODone, Ltd.	2,502,000	787,252
#*Wasion Group Holdings, Ltd.	586,000	467,718
Weichai Power Co., Ltd.	600	4,968
Weiqiao Textile Co., Ltd.	2,212,000	1,548,617
Welling Holding, Ltd.	5,168,000	220,353
Wuyi International Pharmaceutical Co., Ltd.	540,000	49,378
#Xiamen International Port Co., Ltd.	5,166,000	954,129
Xinao Gas Holdings, Ltd.	2,178,000	5,164,082
Xingda International Holdings, Ltd.	742,000	502,515
#Xinjiang Xinxin Mining Industry Co., Ltd.	639,000	338,850
#Xiwang Sugar Holdings Co., Ltd.	1,803,178	469,840
#XTEP International Holdings, Ltd.	622,500	448,088
Yip’s Chemical Holdings, Ltd.	304,000	307,981
Yorkey Optical International Cayman, Ltd.	95,774	19,170
Zhaojin Mining Industry Co., Ltd.	394,167	854,613
Zhejiang Expressway Co., Ltd.	1,064,000	1,012,536
#*Zhejiang Glass Co., Ltd.	445,000	142,079
*Zhong An Real Estate, Ltd.	791,400	204,109
Zhuzhou CSR Times Electric Co., Ltd.	494,000	1,324,031

TOTAL CHINA		187,346,210

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	822,116
Egis Gyogyszergyar NYRT	197	19,001
#*FHB Mortgage Bank NYRT	75,102	406,771
*Fotex Holding SE Co., Ltd.	119,895	210,788
*PannErgy P.L.C.	127,046	468,191
*RABA Automotive Holding NYRT	242,856	979,976
Zwack Unicum NYRT	1,100	94,359

TOTAL HUNGARY		3,001,202

INDIA — (11.3%)
*3M India, Ltd.	4,899	369,519
Aban Offshore, Ltd.	12,238	230,216
*Abhishek Industries, Ltd.	172,482	61,409
*Adhunik Metaliks, Ltd.	54,118	132,528
*Aditya Birla Nuvo, Ltd.	25,024	417,582
Ador Welding, Ltd.	8,088	37,013
*Advanta India, Ltd.	2,743	27,812
AGC Networks, Ltd.	5,050	29,160
*Agro Tech Foods, Ltd.	39,674	255,756
AIA Engineering, Ltd.	31,959	248,734

1328

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Ajmera Realty & Infra India, Ltd.	33,510	$116,566
*Akzo Nobel India, Ltd.	50,985	954,886
*Alembic, Ltd.	265,727	330,636
Allahabad Bank, Ltd.	125,160	518,890
Allcargo Global Logistics, Ltd.	2,424	8,853
*Alok Industries, Ltd.	315,146	139,283
Alstom Projects India, Ltd.	24,288	369,510
*Amara Raja Batteries, Ltd.	12,170	49,490
Amtek Auto, Ltd.	124,386	500,622
Andhra Bank	135,203	417,804
*Ansal Properties & Infrastructure, Ltd.	196,315	339,925
*Apollo Hospitals Enterprise, Ltd.	124,821	2,111,766
*Apollo Tyres, Ltd.	663,125	913,099
*Aptech, Ltd.	69,254	211,524
*Arvind Mills, Ltd.	279,573	209,275
*Asahi India Glass, Ltd.	220,013	333,776
*Ashapura Minechem, Ltd.	62,965	85,091
*Ashok Leyland, Ltd.	473,432	723,936
Asian Hotels, Ltd.	13,104	138,476
Aurobindo Pharma, Ltd.	108,294	2,275,553
Automotive Axles, Ltd.	19,185	189,738
Aventis Pharma, Ltd.	23,466	944,621
*Bajaj Auto Finance, Ltd.	54,772	674,193
*Bajaj Electricals, Ltd.	42,264	225,805
Bajaj Finserv, Ltd.	24,501	227,938
Bajaj Hindusthan, Ltd.	81,444	203,148
Bajaj Holdings & Investment, Ltd.	42,738	666,433
Balaji Telefilms, Ltd.	131,073	156,408
Ballarpur Industries, Ltd.	910,052	650,781
*Balmer Lawrie & Co., Ltd.	23,290	327,387
Balrampur Chini Mills, Ltd.	745,160	1,336,153
Bank of Maharashtra, Ltd.	437,791	613,268
*Bank of Rajasthan, Ltd.	221,503	844,194
Bannari Amman Sugars, Ltd.	15,919	284,447
BASF India, Ltd.	2,602	26,433
Bata India, Ltd.	86,199	530,933
*BEML, Ltd.	8,967	196,790
*Bengal & Assam Co., Ltd.	3,943	17,162
Berger Paints India, Ltd.	531,407	889,849
*BGR Energy Systems, Ltd.	31,477	496,047
Bharat Electronics, Ltd.	3,242	126,531
*Bharat Forge, Ltd.	115,581	815,772
*Bharati Shipyard, Ltd.	44,652	224,355
*Bhushan Steel, Ltd.	78,309	2,633,217
Binani Cement, Ltd.	19,970	35,285
*Biocon, Ltd.	56,399	376,790
Birla Corp., Ltd.	104,359	824,077
Blue Dart Express, Ltd.	16,011	384,907
Blue Star, Ltd.	119,701	1,139,545
Bombay Burmah Trading Co.	10,000	98,131
*Bombay Dyeing & Manufacturing Co., Ltd.	56,142	632,372
*Bombay Rayon Fashions, Ltd.	37,443	213,412
*Britannia Industries, Ltd.	30,375	1,290,258
Cadila Healthcare, Ltd.	109,401	1,497,761
Carborundum Universal, Ltd.	152,175	695,343
*Central Bank Of India	194,083	701,059
Centum Electronics, Ltd.	9,432	20,964
Century Enka, Ltd.	7,619	37,117
*Century Textiles & Industries, Ltd.	6,028	58,253
CESC, Ltd.	164,998	1,403,934
*Chambal Fertilizers & Chemicals, Ltd.	539,201	772,281

1329

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Chemplast Sanmar, Ltd.	79,745	$15,276
*Chennai Petroleum Corp., Ltd.	155,542	865,154
*Chillwinds Hotels, Ltd.	13,104	95,008
Cholamandalam Investment and Finance Co., Ltd.	38,368	123,854
*City Union Bank, Ltd.	630,312	538,338
Clariant Chemicals (India), Ltd.	25,417	357,187
CMC, Ltd.	27,821	1,046,707
*Core Projects & Technologies, Ltd.	4,642	26,502
Coromandel International, Ltd.	218,053	2,551,847
Corp. Bank	47,850	590,922
Crisil, Ltd.	10,145	1,253,317
Crompton Greaves, Ltd.	90,237	537,150
Cummins India, Ltd.	54,392	746,650
Dalmia Cement (Bharat), Ltd.	60,289	267,562
DCM Shriram Consolidated, Ltd.	258,455	267,710
Deccan Chronicle Holdings, Ltd.	65,585	189,715
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	453,589
*Dewan Housing Finance Corp., Ltd.	19,803	118,010
*Dish TV (India), Ltd.	218,235	209,304
*Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	521,392
*Divi’s Laboratories, Ltd.	48,396	782,384
E.I.D. - Parry (India), Ltd.	142,978	1,191,227
*eClerx Services, Ltd.	2,226	21,181
Edelweiss Capital, Ltd.	10,155	106,842
Eicher Motors, Ltd.	44,035	936,590
EIH, Ltd.	136,145	375,718
*Elder Pharmaceuticals, Ltd.	41,972	318,939
*Electrosteel Casings, Ltd.	384,060	405,278
Elgi Equipments, Ltd.	112,237	298,163
*Era Infra Engineering, Ltd.	90,179	411,557
Esab India, Ltd.	26,438	336,223
Escorts, Ltd.	105,268	446,651
*Ess Dee Aluminium, Ltd.	8,869	98,772
*Essar Shipping Ports & Logistics, Ltd.	210,238	388,705
*Essel Propack, Ltd.	229,455	230,063
*Eveready Industries (India), Ltd.	108,836	170,944
*Everest Kanto Cylinder, Ltd.	35,000	88,708
Exide Industries, Ltd.	923,744	2,899,417
FAG Bearings (India), Ltd.	26,817	443,721
*FDC, Ltd.	245,896	455,045
*Federal Bank, Ltd.	279,298	2,091,369
Financial Technologies (India), Ltd.	30,055	793,330
*Finolex Cables, Ltd.	253,437	305,917
*Finolex Industries, Ltd.	229,394	425,028
*Fortis Healthcare, Ltd.	71,508	239,931
*Fresenius Kabi Oncology, Ltd.	11,883	40,933
*Gammon India, Ltd.	141,799	661,815
*Gammon Infrastructure Projects, Ltd.	50,558	27,379
Geodesic, Ltd.	144,811	274,893
GHCL, Ltd.	159,986	171,073
Gillette India, Ltd.	9,020	354,221
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	2,160,076
Glenmark Pharmaceuticals, Ltd.	157,157	915,128
*Godfrey Phillips India, Ltd.	2,778	110,651
Godrej Consumer Products, Ltd.	295,660	2,194,193
Godrej Industries, Ltd.	146,574	603,164
*Goetze (India), Ltd.	60,504	185,866
*Graphite India, Ltd.	221,802	456,448
*Great Eastern Shipping Co., Ltd.	91,110	565,325
*Great Offshore, Ltd.	42,090	368,980
Greaves Cotton, Ltd.	92,367	678,041

1330

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
Grindwell Norton, Ltd.	5,075	$23,083
Gruh Finance, Ltd.	8,913	64,229
*GTL Infrastructure, Ltd.	516,486	518,124
*GTL, Ltd.	172,195	1,585,231
*Gujarat Alkalies & Chemicals, Ltd.	135,835	372,512
Gujarat Ambuja Exports, Ltd.	180,510	111,162
Gujarat Fluorochemicals, Ltd.	145,154	626,315
Gujarat Gas Co., Ltd.	171,320	1,134,626
*Gujarat Mineral Development Corp., Ltd.	19,959	52,072
*Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	469,704
*Gujarat State Fertilizers & Chemicals, Ltd.	97,061	601,563
Gujarat State Petronet, Ltd.	172,621	396,484
*GVK Power & Infrastructure, Ltd.	788,303	741,446
*H.E.G., Ltd.	58,975	390,034
HCL Infosystems, Ltd.	280,963	621,395
*HeidelbergCement India, Ltd.	274,729	273,751
Hexaware Technologies, Ltd.	166,745	295,723
Hikal, Ltd.	17,498	143,564
*Himachal Futuristic Communications, Ltd.	705,174	152,798
*Hinduja Global Solutions, Ltd.	36,075	356,111
*Hinduja Ventures, Ltd.	36,075	281,940
Hindustan Construction Co., Ltd.	512,201	1,480,412
*Hindustan Oil Exploration Co., Ltd.	68,772	324,735
*Hindustan Petroleum Corp, Ltd.	10,181	95,038
Honeywell Automation India, Ltd.	6,781	411,803
*Hotel Leelaventure, Ltd.	513,732	538,709
*Housing Development & Infrastructure, Ltd.	112,538	648,467
HSIL, Ltd.	69,904	183,677
*HT Media, Ltd.	7,897	26,772
*IBN18 Broadcast , Ltd.	8,227	16,090
*ICSA (India), Ltd.	8,443	24,185
*IDBI Bank, Ltd.	245,091	630,467
*India Cements, Ltd.	148,839	343,405
India Infoline, Ltd.	94,224	185,239
Indiabulls Financial Services, Ltd.	226,804	772,485
*Indiabulls Real Estate, Ltd.	282,481	998,858
*Indian Bank	116,452	563,623
*Indian Hotels Co., Ltd.	640,595	1,372,198
Indian Overseas Bank	196,756	486,560
*Indo Rama Synthetics (India), Ltd.	136,867	105,774
Indoco Remedies, Ltd.	12,300	108,742
IndusInd Bank, Ltd.	447,357	1,972,871
INEIS ABS India, Ltd.	23,441	189,048
*Info Edge India, Ltd.	1,891	37,206
*Infomedia 18, Ltd.	59,475	36,905
Infotech Enterprises, Ltd.	174,836	628,884
ING Vysya Bank, Ltd.	19,494	146,919
Ipca Laboratories, Ltd.	163,730	988,665
IRB Infrastructure Developers, Ltd.	215,222	1,363,791
*IVRCL Assets & Holdings, Ltd.	7,775	20,636
*IVRCL Infrastructures & Projects, Ltd.	493,562	1,842,064
*J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	290,915
*Jagran Prakashan, Ltd.	66,106	172,937
*Jai Balaji Industries, Ltd.	8,024	37,404
Jain Irrigation Systems, Ltd.	111,368	2,969,648
*Jaiprakash Power Ventures, Ltd.	236,636	357,130
*Jammu & Kashmir Bank, Ltd.	74,481	1,240,313
*JBF Industries, Ltd.	99,101	291,800
*Jet Airways (India), Ltd.	15,491	227,739
*Jindal Drilling & Industries, Ltd.	7,422	74,472
*Jindal Poly Films, Ltd.	29,404	256,779

1331

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Jindal Saw, Ltd.	367,590	$1,558,378
*Jindal South West Holdings, Ltd.	3,538	134,307
*JK Tyre & Industries, Ltd.	16,997	60,187
*JSL Stainless, Ltd.	207,228	464,575
*Jubilant Organosys, Ltd.	91,504	703,882
Jyoti Structures, Ltd.	116,466	389,922
K.S.B. Pumps, Ltd.	15,895	195,580
*Kalpataru Power Transmission, Ltd.	1,884	40,849
*Karnataka Bank, Ltd.	198,190	726,235
*Karur Vysya Bank, Ltd.	81,455	1,058,534
*Karuturi Global, Ltd.	85,939	34,937
KEC International, Ltd.	50,258	549,781
Kesoram Industries, Ltd.	83,108	527,454
*Kingfisher Airlines, Ltd.	71,981	82,325
*Kiri Dyes & Chemicals, Ltd.	7,475	83,871
*Kirloskar Brothers, Ltd.	817	4,572
*Kirloskar Eng India, Ltd.	267,264	1,180,517
Kirloskar Industries, Ltd.	17,818	138,283
*Koutons Retail India, Ltd.	6,600	45,083
KPIT Cummins Infosystems, Ltd.	107,009	330,512
*KS Oils, Ltd.	254,017	286,824
*KSK Energy Ventures, Ltd.	75,248	258,318
*Lakshmi Energy & Foods, Ltd.	11,641	24,118
*Lakshmi Machine Works, Ltd.	5,560	240,616
*Lanco Infratech, Ltd.	142,510	204,977
*LIC Housing Finance, Ltd.	148,431	3,642,291
Madras Cements, Ltd.	51,240	113,197
Mahanagar Telephone Nigam, Ltd.	290,051	422,699
Maharashtra Scooters, Ltd.	4,550	37,382
*Maharashtra Seamless, Ltd.	99,628	863,744
Mahindra & Mahindra Financial Services, Ltd.	20,125	246,142
*Mahindra Lifespace Developers, Ltd.	56,900	582,926
Mangalam Cement, Ltd.	18,450	65,238
Mangalore Refinery & Petrochemicals, Ltd.	70,797	116,720
Marico, Ltd.	788,109	2,117,302
Mastek, Ltd.	59,764	340,904
*MAX India, Ltd.	261,485	871,077
*McLeod Russel India, Ltd.	45,525	219,041
*Megasoft, Ltd.	21,301	11,604
*Mercator Lines, Ltd.	350,017	350,634
Merck, Ltd.	20,256	316,351
*MindTree, Ltd.	2,878	33,055
*Monnet Ispat, Ltd.	67,091	645,082
Monsanto India, Ltd.	11,378	415,215
*Moser Baer (India), Ltd.	372,370	518,278
Motherson Sumi Systems, Ltd.	628,155	2,279,695
Mphasis, Ltd.	112,005	1,430,016
MPS, Ltd.	479	596
MRF, Ltd.	5,580	881,878
*Mukta Arts, Ltd.	672	739
*Nagarjuna Construction Co., Ltd.	309,858	1,150,361
*Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	378,322
*Nahar Capital & Financial Services, Ltd.	31,896	56,138
Nahar Poly Films, Ltd.	45,938	26,989
*Nahar Spinning Mills, Ltd.	67,990	160,918
Navneet Publications (India), Ltd.	169,970	184,812
*NESCO, Ltd.	1,134	15,553
NIIT Technologies, Ltd.	114,330	443,452
NIIT, Ltd.	340,635	491,617
Nirma, Ltd.	36,673	158,896
*NOCIL, Ltd.	201,948	93,081

1332

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
Nucleus Software Exports, Ltd.	42,062	$129,350
*OCL India, Ltd.	56,194	162,809
Omax Autos, Ltd.	17,939	20,774
*OMAXE, Ltd.	36,312	92,634
*OnMobile Global, Ltd.	15,514	91,644
Opto Circuits India, Ltd.	347,144	2,057,357
*Orbit Corp., Ltd.	99,256	271,092
*Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	457,184
*Orient Paper & Industries, Ltd.	238,530	276,608
Oriental Bank of Commerce	70,294	611,612
*Panacea Biotec, Ltd.	104,341	419,241
Pantaloon Retail India, Ltd.	2,575	25,576
Pantaloon Retail India, Ltd. Class B	257	2,034
*Parsvnath Developers, Ltd.	20,034	56,340
Patel Engineering, Ltd.	73,297	662,881
Patni Computer Systems, Ltd.	38,820	393,660
Patni Computer Systems, Ltd. ADR	27,061	597,236
*Peninsula Land, Ltd.	75,251	111,201
Petronet LNG, Ltd.	641,661	1,252,338
Pidilite Industries, Ltd.	856,406	2,516,977
Piramal Healthcare, Ltd.	103,288	1,077,166
Plethico Pharmaceuticals, Ltd.	2,391	19,885
Polaris Software Lab, Ltd.	125,423	472,858
Praj Industries, Ltd.	237,984	394,061
*Prakash Industries, Ltd.	35,972	133,643
Pratibha Industries, Ltd.	3,920	7,057
*Pricol, Ltd.	86,536	51,071
Prism Cement, Ltd.	411,116	447,920
Proctor & Gamble Hygiene & Health Care, Ltd.	683	31,349
PSL, Ltd.	63,467	183,923
*PTC India, Ltd.	323,705	770,597
*Punj Lloyd, Ltd.	191,267	523,720
*PVP Ventures, Ltd.	43,697	14,813
Radico Khaitan, Ltd.	133,619	368,222
Rain Commodities, Ltd.	76,883	233,220
*Rajesh Exports, Ltd.	92,871	178,403
Rallis India, Ltd.	29,653	832,480
*Rama Newsprint & Papers, Ltd.	69,017	25,358
*Raymond, Ltd.	98,113	488,434
Redington India, Ltd.	5,023	42,424
REI Agro, Ltd.	1,280,160	790,252
*Rei Six Ten Retail, Ltd.	198,134	262,639
*Reliance Broadcast Network, Ltd.	66,472	95,899
Reliance Industrial Infrastructure, Ltd.	18,341	341,826
*Reliance MediaWorks, Ltd.	66,472	303,579
*Reliance Natural Resources, Ltd.	205,899	184,318
Rico Auto Industries, Ltd.	136,391	75,293
Rolta India, Ltd.	266,216	973,702
*Ruchi Infrastructure, Ltd.	16,691	13,246
*Ruchi Soya Industries, Ltd.	371,710	817,352
*S.Kumars Nationwide, Ltd.	14,297	25,904
*Satyam Computer Services, Ltd.	492,385	920,569
*SEAMEC, Ltd.	58,658	184,077
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	15,232	143,048
*Shopper’s Stop, Ltd.	6,910	97,025
*Shree Ashtavinyak Cine Vision, Ltd.	836,026	309,387
Shree Cement, Ltd.	14,439	561,538
*Shree Renuka Sugars, Ltd.	147,572	201,691
*Shriram EPC, Ltd.	1,917	11,030
Shriram Transport Finance Co., Ltd.	260,052	3,707,032
*Sicagen India, Ltd.	41,648	15,431

1333

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Sical Logistics, Ltd.	4,846	$7,621
*Simplex Infrastructures, Ltd.	1,045	10,946
SKF India, Ltd.	68,494	807,532
Sobha Developers, Ltd.	39,391	284,861
Solar Industries India, Ltd.	937	8,739
Solectron EMS India, Ltd.	9,432	13,026
*Sona Koyo Steering Systems, Ltd.	233,120	99,756
Sonata Software, Ltd.	155,438	165,932
*South Indian Bank, Ltd.	163,780	678,952
*SREI Infrastructure Finance, Ltd.	165,360	293,730
SRF, Ltd.	101,277	522,216
Sterling Biotech, Ltd.	413,088	952,826
*Sterlite Technologies, Ltd.	478,470	1,060,022
Strides Arcolab, Ltd.	64,472	590,303
*Summit Securities, Ltd.	191	1,116
*Sun Pharma Advanced Research Co., Ltd.	237,935	507,772
Sun TV Network, Ltd.	29,505	289,698
Sundaram Finance, Ltd.	4,946	56,208
Sundaram-Clayton, Ltd.	7,780	30,593
Sundram Fastners, Ltd.	365,122	386,968
Supreme Industries, Ltd.	22,265	288,205
Supreme Petrochem, Ltd.	144,830	162,506
*Swaraj Engines, Ltd.	3,100	28,075
Syndicate Bank	375,000	849,398
Taj GVK Hotels and Resorts, Ltd.	83,666	287,875
*Tata Chemicals, Ltd.	40,145	291,798
#*Tata Communications, Ltd. ADR	59,097	702,663
Tata Elxsi, Ltd.	51,574	288,737
Tata Investment Corp., Ltd.	44,578	465,129
*Tata Metaliks, Ltd.	10,815	33,825
*Tata Tea, Ltd.	415,910	1,042,271
*Tata Teleservices Maharashtra, Ltd.	893,799	434,484
*Tech Mahindra, Ltd.	35,723	539,661
*Teledata Marine Solutions, Ltd.	152,395	112,478
*Teledata Technology Solutions, Ltd.	152,395	6,755
Texmaco, Ltd.	155,901	455,110
Thermax India, Ltd.	35,410	579,435
Thomas Cook (India), Ltd.	134,500	197,265
*Timken India, Ltd.	8,560	24,911
Titan Industries, Ltd.	14,800	894,515
Torrent Pharmaceuticals, Ltd.	116,854	1,426,369
*Torrent Power, Ltd.	20,643	154,062
Transport Corp of India, Ltd.	3,305	9,465
*Trent, Ltd.	18,895	373,329
Triveni Engineering & Industries, Ltd.	73,505	164,640
TTK Prestige, Ltd.	3,364	66,483
*Tube Investments of India, Ltd.	290,925	758,125
Tulip Telecom, Ltd.	62,690	250,057
TVS Motor Co., Ltd.	92,814	278,429
UCO Bank	483,746	969,487
Ultratech Cement, Ltd.	28,174	525,382
Unichem Laboratories, Ltd.	52,347	490,581
Union Bank of India	87,222	595,987
*United Phosphorus, Ltd.	323,860	1,287,455
*Usha Martin, Ltd.	433,015	775,227
*UTV Software Communications, Ltd.	1,445	14,515
*Vardhman Hotels, Ltd.	13,104	95,008
*Vardhman Textiles, Ltd.	76,291	491,355
*Varun Shipping Co., Ltd.	213,797	183,587
Vesuvius India, Ltd.	1,802	10,446
Videocon Industries, Ltd.	76,102	347,289

1334

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Vijaya Bank	191,841	$300,362
*VIP Industries, Ltd.	29,886	269,655
*Voltamp Transformers, Ltd.	1,617	35,647
Voltas, Ltd.	131,184	602,251
*WABCO-TVS (India), Ltd.	3,890	77,793
Welspun Corp., Ltd.	292,491	1,566,160
*Welspun Global Brands, Ltd.	9,265	4,193
Welspun India, Ltd.	92,659	155,346
*Welspun Investments, Ltd.	4,632	2,096
*Wockhardt, Ltd.	52,983	157,129
Wyeth, Ltd.	37,441	668,721
Yes Bank, Ltd.	160,036	1,019,910
Zee Entertainment Enterprises, Ltd.	228,916	1,462,457
*Zee News, Ltd.	31,443	9,401
Zensar Technologies, Ltd.	82,234	310,429
Zuari Industries, Ltd.	42,970	648,940
Zydus Wellness, Ltd.	17,414	194,048

TOTAL INDIA		189,274,398

INDONESIA — (3.6%)
*PT Agis Tbk	3,447,500	61,891
PT AKR Corporindo Tbk	3,284,700	437,588
PT Aneka Tambang Tbk	9,009,500	2,122,723
*PT Asahimas Flat Glass Tbk	983,000	340,700
*PT Bakrie & Brothers Tbk	115,240,500	646,776
*PT Bakrie Sumatera Plantations Tbk	22,528,500	771,963
*PT Bakrie Telecom Tbk	41,178,000	710,550
PT Bakrieland Development Tbk	43,420,750	648,303
PT Bank Bukopin Tbk	6,092,000	450,079
*PT Bank Negara Indonesia Persero Tbk	3,000,000	1,017,141
*PT Bank Pan Indonesia Tbk	26,697,875	3,048,837
*PT Bank Tabungan Pensiunan Nasional Tbk	53,500	51,216
*PT Barito Pacific Tbk	7,324,500	869,866
*PT Bayan Resources Tbk	272,500	233,169
*PT Berlian Laju Tanker Tbk	25,697,866	692,199
*PT Bhakti Investama Tbk	93,832,400	1,167,768
*PT Bisi International Tbk	4,366,500	719,104
PT Budi Acid Jaya Tbk	5,947,000	156,252
*PT Bumi Serpong Damai Tbk	9,064,500	822,075
*PT Central Proteinaprima Tbk	21,920,000	129,827
PT Charoen Pokphand Indonesia Tbk	6,835,500	3,983,148
*PT Ciputra Development Tbk	14,016,000	596,462
*PT Ciputra Surya Tbk	1,642,000	108,472
*PT Citra Marga Nusaphala Persada Tbk	6,948,000	807,228
*PT Clipan Finance Indonesia Tbk	1,482,000	48,972
*PT Darma Henwa Tbk	26,124,100	187,738
*PT Davomas Adabi Tbk	41,920,000	367,194
*PT Delta Dunia Makmur Tbk	12,220,000	1,368,591
PT Dynaplast Tbk	1,038,000	171,096
*PT Elnusa Tbk	4,609,500	175,569
*PT Energi Mega Persada Tbk	57,249,000	656,702
*PT Ever Shine Textile Tbk	4,029,640	32,423
PT Gajah Tunggal Tbk	2,497,500	344,531
PT Global Mediacom Tbk	20,618,500	717,529
PT Gozco Plantations Tbk	6,714,000	252,149
*PT Hanson International Tbk	5,038,000	34,906
*PT Hero Supermarket Tbk	33,000	12,907
*PT Hexindo Adiperkasa Tbk	745,500	484,182
*PT Holcim Indonesia Tbk	9,852,500	2,623,461
*PT Indah Kiat Pulp and Paper Corp. Tbk	6,258,000	1,234,051
PT Indika Energy Tbk	2,819,500	1,043,056

1335

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

INDONESIA — (Continued)
PT Indo Tambangraya Megah Tbk	45,000	$188,860
PT Indofood Sukses Makmur Tbk	5,718,500	2,962,880
*PT Indo-Rama Synthetics Tbk	485,000	22,493
PT Indosat Tbk ADR	2,700	72,846
*PT Intiland Development Tbk	9,462,332	624,706
*PT Japfa Comfeed Indonesia Tbk	590,000	166,768
PT Jasa Marga Tbk	5,417,500	1,622,278
PT Jaya Real Property Tbk	1,967,500	209,251
PT Kalbe Farma Tbk	14,904,238	4,088,477
*PT Kawasan Industry Jababeka Tbk	90,618,500	954,280
*PT Keramika Indonesia Assosiasi Tbk	100,000	940
*PT Lippo Karawaci Tbk	35,036,250	1,899,621
PT Matahari Putra Prima Tbk	3,652,000	367,382
*PT Mayorah Indah Tbk	2,272,500	2,097,144
PT Medco Energi International Tbk	3,846,500	1,293,264
*PT Mitra Adiperkasa Tbk	3,015,000	202,362
*PT Mitra International Resources Tbk	6,855,000	238,270
*PT Modern International Tbk	40,000	4,260
*PT Pakuwon Jati Tbk	9,159,000	708,384
*PT Panasia Indosyntec Tbk	79,000	2,075
*PT Panin Financial Tbk	26,747,500	503,724
*PT Panin Insurance Tbk	6,609,000	299,721
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,475,500	1,463,213
*PT Pioneerindo Gourmet International Tbk	29,000	810
*PT Polaris Investama Tbk	2,730,500	213,738
*PT Polychem Indonesia Tbk	4,228,000	73,455
*PT Prasidha Aneka Niaga Tbk	84,000	1,033
PT Ramayana Lestari Sentosa Tbk	14,295,000	1,248,907
PT Sampoerna Agro Tbk	2,026,500	550,775
*PT Samudera Indonesia Tbk	223,000	80,815
PT Selamat Sempurna Tbk	3,625,000	367,119
*PT Sentul City Tbk	25,618,000	341,613
*PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	396,627
PT Sorini Agro Asia Corporindo Tbk	917,500	194,124
*PT Sumalindo Lestari Jaya Tbk	250	3
PT Summarecon Agung Tbk	16,534,532	1,722,437
*PT Sunson Textile Manufacturer Tbk	2,325,500	51,975
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	941
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	72,127
*PT Suryamas Dutamakmur Tbk	125,000	1,383
*PT Texmaco Jaya Tbk	93,000	30,659
*PT Timah Tbk	8,795,000	2,439,615
*PT Trada Maritime Tbk	1,389,000	80,838
PT Trias Sentosa Tbk	38,725,600	827,035
*PT Trimegah Sec Tbk	9,961,000	125,734
*PT Truba Alam Manunggal Engineering Tbk	14,653,000	141,334
PT Tunas Ridean Tbk	13,838,000	991,466
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	29,225
PT Unggul Indah Cahaya Tbk	48,239	11,307
PT Wijaya Karya Tbk	5,193,000	313,419

TOTAL INDONESIA		60,650,107

ISRAEL — (0.1%)
Alony Hetz Properties & Investments, Ltd.	1	2
*AudioCodes, Ltd. ADR	1,700	5,015
*Baran Group, Ltd.	3,975	20,952
*Beit Shemesh Engines Holdings, Ltd.	—	—
Delta-Galil Industries, Ltd.	1	5
*Direct Insurance - I.D.I. Insurance Co., Ltd.	27,571	47,328
*Electra Real Estate, Ltd.	1	6

1336

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
*Feuchtwanger Investments, Ltd.	4,200	$13
*First International Bank of Israel, Ltd.	21,042	68,120
*Formula Systems, Ltd.	—	2
*Formula Vision Technologies, Ltd.	1	—
*Hadera Paper, Ltd.	1,710	119,947
*Hamlet (Israel-Canada), Ltd.	1,042	6,015
IBI Investment House, Ltd.	3,514	31,722
*Israel Land Development Co., Ltd. (The)	9,326	74,504
*Jerusalem Oil Exploration, Ltd.	—	3
*Knafaim Arkia Holdings, Ltd.	27,233	118,743
*Leader Holding & Investments, Ltd.	71,541	11,779
Magic Software Enterprises, Ltd.	27,285	66,217
*Menorah Mivtachim Holdings, Ltd.	8,068	90,142
*Metalink, Ltd.	—	—
*Metis Capital, Ltd.	1,079	3,642
Middle East Tube Co., Ltd.	2,316	3,716
*Mivtach Shamir Holdings, Ltd.	15,288	457,981
*Naphtha Israel Petroleum Corp., Ltd.	1	4
*Neto M.E. Holdings, Ltd.	32	1,222
Osem Investment, Ltd.	1	10
*Retalix, Ltd.	2,471	31,367
Scailex Corp, Ltd.	32,274	478,175
Super-Sol, Ltd. Series B	—	3

TOTAL ISRAEL		1,636,635

MALAYSIA — (5.5%)
*A&M Realty Berhad	130,000	22,212
Acoustech Berhad	156,200	38,632
*Adventa Berhad	39,900	37,929
Aeon Co. Berhad	974,200	1,560,921
Alam Maritim Resources Berhad	88,500	33,968
Al-’Aqar KPJ REIT Berhad	75,371	27,268
*AMBD Berhad	716,033	91,207
Amway (Malaysia) Holdings Berhad	396,700	1,008,676
Ancom Berhad	400,500	74,310
Ann Joo Resources Berhad	981,750	779,011
*Anson Perdana Berhad	10,000	141
APM Automotive Holdings Berhad	250,400	365,271
*Asas Dunia Berhad	137,000	31,031
*Asia Pacific Land Berhad	1,888,600	193,255
*Bandar Raya Developments Berhad	1,190,200	748,603
*Berjaya Assets Berhad	684,000	129,163
Berjaya Corp. Berhad	1,888,000	643,016
Berjaya Land Berhad	933,500	1,252,140
*Berjaya Media Berhad	104,800	19,818
*Berjaya Retail Berhad	188,800	77,158
Bimb Holdings Berhad	926,600	384,890
Bintulu Port Holdings Berhad	23,400	48,505
*Bolton Berhad	674,600	233,543
Boustead Heavy Industries Corp. Berhad	51,400	70,135
Boustead Holdings Berhad	706,520	866,603
Cahya Mata Sarawak Berhad	823,600	640,634
Carlsberg Brewery Malaysia Berhad	655,600	1,058,386
CB Industrial Product Holding Berhad	111,800	109,032
Chemical Co. of Malaysia Berhad	472,600	310,038
Chin Teck Plantations Berhad	33,000	82,106
*Coastal Contracts Berhad	285,600	213,924
CSC Steel Holdings Berhad	508,200	269,984
Cycle & Carriage Bintang Berhad	15,000	27,976
*Datuk Keramik Holdings Berhad	24,000	—
*Dayang Enterprise Holdings Berhad	45,900	29,948

1337

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Dialog Group Berhad	6,956,692	$2,366,749
*Dijaya Corp. Berhad	199,600	67,124
DNP Holdings Berhad	544,400	244,735
DRB-Hicom Berhad	3,111,600	1,107,549
Dutch Lady Milk Industries Berhad	125,700	581,145
*Eastern & Oriental Berhad	1,630,400	605,664
Eastern Pacific Industrial Corp. Berhad	218,100	132,356
ECM Libra Avenue Berhad	1,623,407	342,944
*Encorp Berhad	196,700	67,379
Eng Kah Corp. Berhad	32,000	22,567
Esso Malaysia Berhad	420,600	353,358
Evergreen Fibreboard Berhad	475,000	246,751
Faber Group Berhad	607,300	533,918
Far East Holdings Berhad	61,500	126,086
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	310,900	1,405,362
*General Corp. Berhad	225,100	113,231
George Kent (Malaysia) Berhad	34,200	14,955
*GHL Systems Berhad	1	—
Globetronics Technology Berhad	517,560	236,116
Glomac Berhad	370,200	162,040
*Gold Is Berhad	419,400	170,444
*Golden Plus Holdings Berhad	216,000	71,298
Grand United Holdings Berhad	787,000	287,106
*Green Packet Berhad	832,600	257,167
Guiness Anchor Berhad	787,900	2,014,380
*GuocoLand (Malaysia) Berhad	1,359,800	418,936
Hai-O Enterprise Berhad	357,180	408,943
Hap Seng Consolidated Berhad	1,015,900	884,444
Hap Seng Plantations Holdings Berhad	47,200	34,270
Hartalega Holdings Berhad	149,500	385,856
*HLG Capital Berhad	90,000	32,716
Hock Seng Lee Berhad	1,010,300	480,452
Hong Leong Industries Berhad	605,900	954,298
*Hovid Berhad	1,803,300	101,911
Hubline Berhad	1,129,100	65,663
Hunza Properties Berhad	446,200	179,733
Hwang-DBS (Malaysia) Berhad	293,200	152,412
IGB Corp. Berhad	1,460,600	864,771
*IJM Land Berhad	1,807,400	1,364,838
IJM Plantations Berhad	1,188,700	908,543
*Insas Berhad	1,707,888	271,591
Integrated Logistics Berhad	571,515	161,616
*Jaks Resources Berhad	800,700	189,009
*Jaya Tiasa Holdings Berhad	436,390	488,525
Jerneh Asia Berhad	92,100	93,380
JT International Berhad	550,600	951,783
K & N Kenanga Holdings Berhad	762,300	189,808
*Karambunai Corp. Berhad	3,120,500	58,968
Keck Seng (Malaysia) Berhad	552,100	1,026,119
Kencana Petroleum Berhad	2,208,964	1,070,596
KFC Holdings (Malaysia) Berhad	559,800	1,899,177
Kian Joo Can Factory Berhad	1,091,080	449,048
Kim Loong Resources Berhad	221,760	143,709
*Kinsteel Berhad	1,360,700	368,694
KLCC Property Holdings Berhad	641,000	642,627
*KNM Group Berhad	7,649,400	1,204,123
Kossan Rubber Industries Berhad	496,800	620,480
KPJ Healthcare Berhad	819,250	942,568
KrisAssets Holdings Berhad	88,863	91,394
*KSL Holdings Berhad	649,266	318,858

1338

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Kub Malaysia Berhad	1,353,500	$208,951
Kuchai Development Berhad	38,100	9,712
Kulim Malaysia Berhad	536,050	1,333,189
*Kumpulan Europlus Berhad	900,100	261,322
*Kumpulan Hartanah Selangor Berhad	708,600	95,909
*Kumpulan Perangsang Selangor Berhad	468,700	209,332
*Kurnia Asia Berhad	2,485,800	403,384
Kwantas Corp. Berhad	343,600	180,167
Landmarks Berhad	923,400	384,079
*LBS Bina Group Berhad	161,800	28,307
Leader Universal Holdings Berhad	1,018,700	282,316
Leong Hup Holdings Berhad	397,700	185,176
Lingkaran Trans Kota Holdings Berhad	915,600	917,211
*Lion Corp Berhad	616,300	55,335
Lion Diversified Holdings Berhad	615,900	78,636
Lion Industries Corp. Berhad	1,598,100	806,291
LPI Capital Berhad	8,300	46,402
*MAA Holdings Berhad	346,666	78,018
*Mah Sing Group Berhad	676,040	391,183
*Malayan United Industries Berhad A1	176,957	8,066
*Malaysia Aica Berhad	48,200	8,792
Malaysia Building Society Berhad	169,300	79,405
Malaysian Bulk Carriers Berhad	115,900	106,757
Malaysian Mosaics Berhad	71,460	49,284
Malaysian Pacific Industries Berhad	339,500	645,101
Malaysian Resources Corp. Berhad	3,446,649	1,835,193
*Mancon Berhad	12,000	3,282
Manulife Holdings Berhad	100,800	87,344
Marco Holdings Berhad	2,815,400	105,990
MBM Resources Berhad	322,366	307,286
*Measat Global Berhad	490,300	625,727
Media Prima Berhad	2,162,403	1,474,072
Mega First Corp. Berhad	361,600	190,116
*MEMS Technology Berhad	1,917,000	36,158
*Metro Kajang Holdings Berhad	145,845	57,270
*Minho (M) Berhad	181,100	20,198
*MK Land Holdings Berhad	862,700	92,354
*MNRB Holdings Berhad	497,100	433,276
*MTD ACPI Engineering Berhad	541,000	88,611
Mudajaya Group Berhad	413,000	676,378
*Muhibbah Engineering Berhad	864,250	254,300
*Mulpha International Berhad	4,552,600	636,992
Multi-Purpose Holdings Berhad	502,700	319,626
Naim Holdings Berhad	622,300	660,805
*Narra Industries Berhad	16,000	2,817
NCB Holdings Berhad	1,147,200	1,346,715
*Nikko Electronics Berhad	36,600	115
Notion VTEC Berhad	388,220	320,099
NTPM Holdings Berhad	1,203,180	223,102
*NV Multi Corp. Berhad	430,900	89,853
*NWP Holdings Berhad	112,000	5,633
*Nylex (Malaysia) Berhad	450,383	131,913
OKS Property Holdings Berhad	206,835	39,115
Oriental Holdings Berhad	28,200	46,752
OSK Holdings Berhad	2,159,288	884,200
P.I.E. Industrial Berhad	140,100	182,830
*Pan Malaysia Cement Works Berhad	646,600	27,372
*Pan Malaysian Industries Berhad	1,129,000	17,765
Panasonic Manufacturing Malaysia Berhad	157,184	953,031
*Panglobal Berhad	14,000	8,318
Paramount Corp. Berhad	24,000	29,664

1339

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
PBA Holdings Berhad	274,100	$74,147
*Pelikan International Corp. Berhad	899,340	342,633
*Perisai Petroleum Teknologi Berhad	454,000	79,333
PJ Development Holdings Berhad	1,070,900	239,167
POS Malaysia Berhad	672,600	657,894
*Prime Utilities Berhad	3,000	85
Protasco Berhad	575,600	186,431
*Proton Holdings Berhad	1,404,700	2,032,928
Puncak Niaga Holdings Berhad	685,020	597,838
QL Resources Berhad	807,660	1,123,613
*QSR Brand Berhad	79,733	108,390
*Ramunia Holdings Berhad	697,287	84,750
*RCE Capital Berhad	1,023,900	204,667
*Rekapacific Berhad	55,000	—
*RGB International Bhd	100,000	2,517
Salcon Berhad	702,400	148,147
SapuraCrest Petroleum Berhad	1,649,700	1,189,487
Sarawak Oil Palms Berhad	179,660	158,762
Scientex, Inc. Berhad	344,862	168,136
*Scomi Group Berhad	2,596,100	347,449
*Selangor Dredging Berhad	1,118,200	249,894
Shangri-La Hotels (Malaysia) Berhad	171,200	136,617
*SHL Consolidated Berhad	277,400	100,286
*Sino Hua-An International Berhad	423,700	47,410
*South East Asia Lumber, Inc. Berhad	618,000	78,633
Southern Acids (Malaysia) Berhad	41,000	21,654
Southern Steel Berhad	502,800	321,261
*SPK Sentosa Corp. Berhad	239,000	25,192
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	608,400	673,829
Subur Tiasa Holdings Berhad	386,085	260,921
Sunrise Berhad	836,008	534,040
*Sunway City Berhad	764,300	904,703
Sunway Holdings Berhad	1,046,000	516,143
Supermax Corp. Berhad	825,500	1,619,234
Suria Capital Holdings Berhad	672,800	338,502
Symphony House Berhad	140,000	10,356
Ta Ann Holdings Berhad	409,380	665,509
TA Enterprise Berhad	4,878,900	998,518
TA Global Berhad (B3X17H6)	2,927,340	349,323
*TA Global Berhad (B4LM6X7)	2,927,340	271,423
*Tahp Group Berhad	4,000	4,781
*Talam Corp. Berhad	783,450	28,298
*Tamco Corp. Holdings Berhad	38,025	657
Tan Chong Motor Holdings Berhad	1,344,900	1,981,032
TDM Berhad	355,500	250,602
*Tebrau Teguh Berhad	1,016,400	225,607
Thong Guan Industries Berhad	215,100	67,576
*Three-A Resources Berhad	430,600	253,555
*Time Dotcom Berhad	3,125,200	610,889
Titan Chemicals Corp. Berhad	1,293,000	901,117
Top Glove Corp. Berhad	500,160	1,044,297
Tradewinds (Malaysia) Berhad	384,000	434,568
*Tradewinds Corp. Berhad	41,900	8,576
TRC Synergy Berhad	64,800	21,429
UAC Berhad	44,715	51,647
Uchi Technologies Berhad	658,800	275,820
Unico-Desa Plantations Berhad	1,853,775	573,785
*Unisem (M) Berhad	1,267,890	915,638
United Malacca Rubber Estates Berhad	260,700	811,727
United Malayan Land Berhad	13,000	6,620

1340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
United Plantations Berhad	508,900	$2,319,930
VS Industry Berhad	427,326	164,049
Wah Seong Corp. Berhad	1,166,893	903,414
WCT Berhad	2,291,900	2,038,120
*WTK Holdings Berhad	1,165,000	421,956
Yeo Hiap Seng (Malaysia) Berhad	56,760	27,333
YTL Cement Berhad	54,800	68,430
*YTL e-Solutions Berhad	3,485,600	805,905
*YTL Land & Development Berhad	77,900	23,667
*Yu Neh Huat Berhad	815,141	430,772
*Zelan Berhad	1,373,400	263,628
*Zhulian Corp Berhad	256,533	163,750

TOTAL MALAYSIA		92,465,311

MEXICO — (4.3%)
#Alsea de Mexico S.A.B. de C.V.	511,600	505,264
#*Axtel S.A.B. de C.V.	1,196,346	783,590
#Banco Compartamos S.A. de C.V.	612,400	3,648,248
#Bolsa Mexicana de Valores S.A. de C.V.	626,908	1,072,357
*Carso Infraestructura y Construccion S.A.B. de C.V.	1,608,100	877,948
#*Cia Minera Autlan S.A.B. de C.V.	198,900	435,775
#Consorcio ARA S.A.B. de C.V.	660,100	432,878
*Consorcio Hogar S.A.B. de C.V. Series B	76,793	52,786
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	1,400	1,285
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	3,730,421
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	457,546
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	433
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,045,698
Corporativo Fragua S.A.B. de C.V. Series B	31	257
Corporativo GBM S.A.B de C.V.	29,028	11,009
#*Desarrolladora Homex S.A.B. de C.V.	576,300	2,858,563
*Dine S.A.B. de C.V.	196,367	102,398
Embotelladora Arca S.A.B. de C.V.	1,909,100	6,787,643
*Empaques Ponderosa S.A. de C.V. Series B	206,000	14,648
#*Empresas ICA S.A.B. de C.V.	819,818	2,072,742
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	6,856,785
#*Financiera Independencia S.A.B de C.V.	290,818	293,190
#*Genomma Lab Internacional S.A. de C.V.	370,886	1,265,908
*Gruma S.A.B. de C.V. ADR	33,070	196,105
#*Gruma S.A.B. de C.V. Series B	1,253,434	1,876,672
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	652,063
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,101,943
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	13,400	435,366
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	803,225
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,322,500
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,833,500
Grupo Continental S.A.B. de C.V.	3,051,159	8,627,885
#*Grupo Famsa S.A.B. de C.V.	207,500	295,099
#Grupo Herdez S.A.B. de C.V.	107,000	150,481
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	539,434
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	192,229
*Grupo Kuo S.A.B. de C.V. Series B	222,767	269,290
*Grupo Nutrisa S.A. de C.V.	188	378
Grupo Posadas S.A. de C.V. Series L	199,000	237,415
*Grupo Qumma S.A. de C.V. Series B	105,334	1,498
#*Grupo Simec, S.A. de C.V.	171,304	381,676
#*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	644,700	779,340
Industrias Bachoco S.A.B. de C.V. Series B	152,000	237,306
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,216,151
*Maxcom Telecomunicaciones S.A.B. de C.V.	161,444	80,488
#*Megacable Holdings S.A.B. de C.V.	24,400	60,726

1341

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

MEXICO — (Continued)
Mexichem S.A.B.de C.V.	448,983	$1,245,130
#*Promotora y Operadora de Infraestructura S.A. de C.V.	465,510	1,070,286
*Sanluis Corporacion S.A. de C.V. Series A	3,300	521
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,614
*Sanluis Rassini Series A	3,300	—
*Sanluis Rassini Series B	4,642	—
*Sanluis Rassini Series C	4,642	—
*SARE Holding S.A. de C.V.	271,300	59,376
*Savia S.A. de C.V.	610,700	38,601
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,561,886
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,016,446
*Vitro S.A.B. de C.V.	736,702	636,194

TOTAL MEXICO		71,228,196

PHILIPPINES — (1.9%)
A. Soriano Corp.	3,430,211	174,562
Aboitiz Equity Ventures, Inc.	6,767,000	3,460,916
Alaska Milk Corp.	1,404,000	368,165
*Atlas Consolidated Mining & Development Corp.	1,090,000	230,534
*Belle Corp.	12,216,000	496,716
Cebu Holdings, Inc.	2,284,000	107,509
*China Banking Corp.	19,435	177,036
*Digital Telecommunications Phils., Inc.	15,152,200	479,891
DMCI Holdings, Inc.	2,912,700	1,196,965
Energy Development Corp.	19,974,000	1,943,353
Filinvest Development Corp.	11,428,000	843,027
Filinvest Land, Inc.	72,127,577	1,602,288
*First Gen Corp.	3,103,800	647,042
First Philippines Holdings Corp.	1,527,600	1,854,598
Ginebra San Miguel, Inc.	999,000	681,240
House of Investments, Inc.	692,000	45,078
International Container Terminal Services, Inc.	2,700,000	1,875,874
*Ionics, Inc.	769,825	21,964
Jollibee Foods Corp.	1,101,000	1,875,175
*Lepanto Consolidated Mining Co. Series B	2,970,000	17,026
*Lopez Holdings Corp.	7,752,000	639,961
*Mabuhay Holdings Corp.	516,000	5,812
Macroasia Corp.	447,500	27,927
*Manila Jockey Club, Inc.	163,277	10,754
*Manila Mining Corp.	167,962,500	71,379
Manila Water Co, Inc.	2,078,000	767,926
*Megaworld Corp.	29,657,000	978,030
Metro Bank & Trust Co.	21,400	28,207
*Metro Pacific Corp. Series A	1,827,193	83,437
*Paxys, Inc.	1,757,280	74,708
*Pepsi-Cola Products Philippines, Inc.	2,981,000	181,383
Philex Mining Corp.	2,554,900	592,923
*Philippine Bank of Communications	14,726	7,759
*Philippine National Bank	1,006,375	836,909
*Philippine National Construction Corp.	173,000	18,610
Philippine Savings Bank	356,863	404,995
Philippine Stock Exchange, Inc.	23,180	131,589
*Philippine Townships, Inc.	318,732	33,238
*PhilWeb Corp.	725,700	215,130
Phinma Corp.	135,549	28,104
Republic Glass Holding Corp.	507,500	16,712
RFM Corp.	9,124,268	281,462
Rizal Commercial Banking Corp.	518,800	254,162
Robinson’s Land Corp. Series B	4,503,070	1,319,511
Security Bank Corp.	708,642	1,085,597
Semirara Mining Corp.	320,280	736,917

1342

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

PHILIPPINES — (Continued)
Shang Properties, Inc.	1,759,970	$68,942
SM Development Corp.	10,415,093	1,507,053
Union Bank Of Philippines	288,300	290,648
*Universal Rightfield Property Holdings, Inc.	1,062,000	653
Universal Robina Corp.	3,594,015	2,598,093
*Victorias Milling Co., Inc.	139,680	2,668
Vista Land & Lifescapes, Inc.	8,197,700	434,651
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		31,834,809

POLAND — (2.4%)
*Agora SA	156,140	1,258,670
*Alchemia SA	90,687	210,916
*Amica SA	20,213	253,692
*AmRest Holdings SA	16,958	386,730
Apator SA	30,999	193,890
Asseco Poland SA	761	13,602
*ATM SA	57,593	163,740
*Bank Millennium SA	892,727	1,357,694
*Bank Przemyslowo Handlowy BPH SA	18,428	322,623
*Barlinek SA	167,481	233,658
*Bioton SA	7,909,195	540,070
*BOMI SA	75,466	313,321
*Boryszew SA	577,466	565,186
Budimex SA	42,196	1,301,848
*Cersanit-Krasnystaw SA	244,468	1,083,111
*Ciech SA	47,394	422,737
*ComArch SA	7,855	215,058
*Cyfrowy Polsat SA	75,325	361,533
*Debica SA	29,862	637,083
Decora SA	9,066	52,736
Dom Development SA	8,374	127,659
*Dom Maklerski IDM SA	338,502	289,058
*Echo Investment SA	1,181,980	1,826,253
Elektrobudowa SA	8,568	472,142
*Elstar Oils SA	26,132	52,619
*Emperia Holding SA	29,617	804,871
*Energomontaz Poludnie SA	87,722	114,262
Eurocash SA	190,324	1,417,813
Fabryki Mebli Forte SA	48,823	238,549
*Famur SA	195,168	125,827
*Farmacol SA	50,868	695,663
*Ferrum SA	309	1,131
*Gant Development SA	27,439	197,251
*Gastel Zurawie SA	86,145	44,374
*Grupa Kety SA	39,137	1,358,089
*Hydrobudowa Polska SA	269,342	296,593
*Impexmetal SA	414,860	558,467
*Inter Cars SA	12,178	297,100
*JW Construction Holding SA	33,866	192,809
*Koelner SA	15,481	61,371
*Kredyt Bank SA	74,420	376,008
*LC Corp. SA	605,897	289,847
Lentex SA	24,214	207,645
*LPP SA	1,751	1,000,959
*MCI Management SA	71,699	171,016
*MNI SA	253,024	315,234
*Mondi Packaging Paper Swiecie SA	42,039	1,000,042
Mostostal Siedlce SA	1,216,340	1,888,004
Mostostal Warszawa SA	37,200	818,420
*Mostostal Zabrze Holding SA	253,701	307,409

1343

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

POLAND — (Continued)
*Multimedia Polska SA	233,814	$722,986
*Netia Holdings SA	670,005	1,077,220
*NFI Empik Media & Fasion SA	61,502	370,005
NG2 SA	64,565	1,178,444
*Noble Bank SA	94,588	165,661
*Orbis SA	130,535	1,596,982
PBG SA	22,212	1,663,395
Pekaes SA	24,538	70,720
*Petrolinvest SA	10,368	43,263
*Pfleiderer Grajewo SA	1,555	5,201
*Pol-Aqua SA	9,465	52,336
*Polish Energy Partners SA	28,909	332,828
*Polnord SA	39,675	454,607
*Polska Grupa Farmaceutyczna SA	34,417	468,030
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	190,757
*Qumak-Sekom SA	3,881	18,232
Raciborska Fabryka Kotlow SA	215,305	894,486
Sniezka SA	5,612	72,436
*Stalexport SA	571,434	293,798
Stalprodukt SA	9,334	1,300,131
*Sygnity SA	46,479	208,746
*Synthos SA	2,064,706	1,351,111
*Trakcja Polska SA	186,284	257,698
*Vistula Group SA	232,490	191,545
Zaklady Azotowe Pulawy SA	22,570	507,203
*Zaklady Azotowe w Tarnowie-Moscicach SA	32,622	165,434
*Zaklady Chemiczne Police SA	50,407	87,954
Zaklady Tluszcowe Kruszwica SA	18,200	457,880
*Zelmer SA	14,649	191,977

TOTAL POLAND		39,825,449

SOUTH AFRICA — (9.4%)
Adcock Ingram Holdings, Ltd.	565,230	4,787,640
Adcorp Holdings, Ltd.	125,487	480,783
Advtech, Ltd.	623,001	500,013
Aeci, Ltd.	243,530	2,291,617
Afgri, Ltd.	792,149	760,120
African Oxygen, Ltd.	268,139	813,654
*AG Industries, Ltd.	32,496,618	222,724
Allied Electronics Corp., Ltd.	163,698	567,781
Allied Technologies, Ltd.	104,444	895,577
*Argent Industrial, Ltd.	37,236	49,875
AST Group, Ltd.	1,280,438	157,782
Astral Foods, Ltd.	112,124	1,745,064
*Aveng, Ltd.	981,591	4,848,102
AVI, Ltd.	740,314	2,533,680
*Avusa, Ltd.	404,845	1,146,002
Barloworld, Ltd.	579,959	3,578,842
Basil Read Holdings, Ltd.	33,641	60,904
*Bell Equipment, Ltd.	158,539	195,712
*Blue Label Telecoms, Ltd.	665,615	409,540
Brait SA	145,807	459,559
Business Connexion Group	362,346	273,353
Capitec Bank Holdings, Ltd.	108,929	1,924,543
Cashbuild, Ltd.	49,819	498,758
Ceramic Industries, Ltd.	31,493	517,145
*Cipla Medpro South Africa, Ltd.	931,387	727,538
City Lodge Hotels, Ltd.	105,257	1,114,826
Clicks Group, Ltd.	918,874	4,554,149
Coronation Fund Managers, Ltd.	273,295	475,985
*Corpgro, Ltd.	241,136	—

1344

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
*Cullinan Holdings, Ltd.	434,430	$20,842
Data Tec, Ltd.	582,336	2,947,031
Datacentrix Holdings, Ltd.	33,946	18,609
Delta EMD, Ltd.	83,032	148,638
Discovery Holdings, Ltd.	150,000	745,408
Distell Group, Ltd.	291,284	2,893,950
*Distribution & Warehousing Network, Ltd.	258,997	275,386
*Dorbyl, Ltd.	222,291	121,801
#*Durban Roodeport Deep, Ltd.	698,295	294,234
ElementOne, Ltd.	325,845	524,818
*EOH Holdings, Ltd.	16,503	25,549
*Eqstra Holdings, Ltd.	47,013	33,571
#*Evraz Highveld Steel & Vanadium, Ltd.	156,938	1,853,832
Famous Brands, Ltd.	69,344	316,063
Foschini, Ltd.	672,822	6,556,424
Freeworld Coatings, Ltd.	38,888	51,091
Gold Fields, Ltd.	4,908	64,911
*Gold One International, Ltd.	164,683	40,235
Gold Reef Resorts, Ltd.	338,580	779,637
Grindrod, Ltd.	1,607,864	3,377,652
Group Five, Ltd.	314,833	1,511,061
Hudaco Industries, Ltd.	77,411	726,040
*Hulamin, Ltd.	141,665	195,960
Iliad Africa, Ltd.	321,493	350,566
Illovo Sugar, Ltd.	509,603	1,979,345
Imperial Holdings, Ltd.	422,517	5,582,909
*JCI, Ltd.	3,131,151	—
JD Group, Ltd.	1,023,857	6,419,319
JSE, Ltd.	300,437	2,915,612
*Kap International Holdings, Ltd.	1,834,945	591,118
Lewis Group, Ltd.	379,341	3,249,754
M Cubed Holdings, Ltd.	385,000	10,555
Medi-Clinic Corp., Ltd.	717,738	2,485,942
Merafe Resources, Ltd.	5,592,756	1,049,968
*Metorex, Ltd.	2,210,741	1,103,421
Metropolitan Holdings, Ltd.	2,025,393	4,796,546
#Mr. Price Group, Ltd.	693,186	4,793,121
Murray & Roberts Holdings, Ltd.	4,350	25,070
Mustek, Ltd.	784,364	414,275
*Mvelaphanda Group, Ltd.	568,175	678,040
Nampak, Ltd.	1,326,125	3,502,724
Network Healthcare Holdings, Ltd.	1,500,952	2,795,276
#Northam Platinum, Ltd.	388,463	2,346,835
Nu-World Holdings, Ltd.	28,894	84,454
Oceana Group, Ltd.	235,042	941,307
*Omnia Holdings, Ltd.	90,020	777,419
Palabora Mining Co., Ltd.	25,270	355,875
*Peregrine Holdings, Ltd.	515,333	791,026
*Petmin, Ltd.	83,610	28,674
*Pioneer Foods, Ltd.	41,039	236,201
Pretoria Portland Cement Co., Ltd.	804,208	3,495,727
PSG Group, Ltd.	192,170	788,903
Rainbow Chicken, Ltd.	91,454	194,721
*Randgold & Exploration Co., Ltd.	60,670	45,740
Raubex Group, Ltd.	225,290	679,410
Redefine Properties, Ltd.	29,488	30,907
Reunert, Ltd.	594,843	4,852,999
Santam, Ltd.	119,932	1,843,588
*Sappi, Ltd.	585,984	2,817,805
*Sappi, Ltd. Sponsored ADR	10,828	51,866
*SecureData Holdings, Ltd.	339,582	36,075

1345

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
#*Sentula Mining, Ltd.	2,055,316	$687,035
*Simmer & Jack Mines, Ltd.	1,186,177	173,870
Spar Group, Ltd. (The)	622,477	7,266,657
Spur Corp., Ltd.	73,399	121,415
Stefanutti Stocks Holdings, Ltd.	34,557	44,581
*Sun International, Ltd.	207,451	2,387,039
*Super Group, Ltd.	16,981,587	1,350,398
Telkom South Africa, Ltd.	380,252	1,777,732
*Tongaat-Hulett, Ltd.	636,464	9,378,507
*Trans Hex Group, Ltd.	153,546	86,246
Trencor, Ltd.	97,601	468,160
UCS Group, Ltd.	144,872	33,704
Value Group, Ltd.	363,719	184,469
*Wesizwe Platinum, Ltd.	439,532	106,726
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,951,576
*Woolworths Holdings, Ltd.	1,831,592	6,524,137
Zeder Investments, Ltd.	630,020	171,122

TOTAL SOUTH AFRICA		156,970,478

SOUTH KOREA — (11.0%)
#Aekyung Petrochemical Co., Ltd.	8,050	191,697
*Artone Paper Manufacturing Co., Ltd.	8,915	30,781
#Asia Cement Manufacturing Co., Ltd.	5,826	218,692
Asia Paper Manufacturing Co., Ltd.	8,880	82,998
*Asiana Airlines, Inc.	241,400	1,797,620
Baek Kwang Mineral Products Co., Ltd.	1,860	30,683
#*Basic House Co., Ltd. (The)	31,370	395,518
Bing Grae Co., Ltd.	14,046	564,530
#*BNG Steel Co., Ltd.	16,810	134,757
Bohae Brewery Co., Ltd.	20	310
Boo Kook Securities Co., Ltd.	7,410	97,552
Boryung Pharmaceutical Co., Ltd.	9,694	127,302
#Bu Kwang Pharmaceutical Co., Ltd.	34,341	378,503
Busan Bank	401,750	4,332,741
BYC Co., Ltd.	710	82,460
Byuck San Corp.	5,300	61,765
*Byuck San Engineering and Construction Co., Ltd.	5,590	6,770
#*Capro Corp.	51,300	596,473
Cheil Worldwide, Inc.	220,375	2,260,001
*Chin Hung International, Inc.	978,436	408,310
Cho Kwang Leather Co., Ltd.	10,640	94,244
Choil Aluminum Manufacturing Co., Ltd.	7,700	58,076
#Chong Kun Dang Pharmaceutical Corp.	27,162	419,617
Choongwae Holdings Co., Ltd.	28,232	59,147
#Choongwae Pharmaceutical Corp.	12,967	187,016
Chosun Refractories Co., Ltd.	2,653	128,536
#Chungho Comnet Co., Ltd.	2,320	15,928
#CJ CGV Co., Ltd.	28,890	563,113
#CJ Cheiljedang Corp.	11,564	2,313,898
#CJ Corp.	37,487	2,341,247
#*CJ Seafood Corp.	56,270	131,775
#*Cosmochemical Co., Ltd.	14,640	85,724
Crown Confectionery Co., Ltd.	1,360	121,949
Dae Dong Industrial Co., Ltd.	31,650	114,721
*Dae Ho Corp.	543	60
*Dae Sang Corp.	49,760	370,950
#Dae Won Kang Up Co., Ltd.	98,414	222,177
*Daechang Co., Ltd.	101,570	143,402
#Daeduck Electronics Co., Ltd.	68,767	431,963
#Daeduck Industries Co., Ltd.	36,486	303,549
Daegu Bank, Ltd.	300,163	3,868,757

1346

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Daegu Department Store Co., Ltd.	13,750	$139,804
Daehan City Gas Co., Ltd.	11,541	291,796
Daehan Flour Mills Co., Ltd.	2,656	341,933
*Daehan Pulp Co., Ltd.	6,710	27,175
#Daehan Steel Co., Ltd.	22,710	175,433
Daehan Synthetic Fiber Co., Ltd.	1,750	96,768
*Dae-Il Corp.	7,820	25,201
Daekyo Co., Ltd.	98,400	441,205
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	122,112
Daelim Industrial Co., Ltd.	37,617	2,133,361
Daelim Trading Co., Ltd.	17,730	60,440
Daesang Holdings Co., Ltd.	45,412	118,783
*Daesung Holdings Co., Ltd.	2,644	18,412
#Daesung Industrial Co., Ltd. (6249614)	1,594	166,375
#*Daesung Industrial Co., Ltd. (B445C80)	4,536	260,729
#*Daewoo Motor Sales Corp.	93,560	292,111
Daewoong Co., Ltd.	6,546	95,754
#Daewoong Pharmaceutical Co., Ltd.	14,579	581,887
Dahaam E-Tec Co., Ltd.	2,200	50,899
Daishin Securities Co., Ltd.	96,730	1,203,736
*Daiyang Metal Co., Ltd.	35,544	29,975
#Daou Technology, Inc.	57,240	355,195
*DCM Corp.	6,140	42,209
Digital Power Communications Co., Ltd.	50,540	52,857
Dong Ah Tire Industrial Co., Ltd.	23,075	164,977
#*Dong IL Rubber Belt Co., Ltd.	26,558	155,363
*Dong Yang Gang Chul Co., Ltd.	65,210	194,363
#Dong-A Pharmaceutical Co., Ltd.	20,186	1,914,869
#*Dongaone Co., Ltd.	51,170	199,430
Dongbang Agro Co., Ltd.	19,470	104,093
Dongbang Transport Logistics Co., Ltd.	26,000	57,344
#Dongbu Corp.	25,950	140,295
*Dongbu HiTek Co., Ltd.	40,153	305,340
Dongbu Insurance Co., Ltd.	51,230	1,591,299
#Dongbu Securities Co., Ltd.	51,631	264,169
#Dongbu Steel Co., Ltd.	54,916	475,266
Dong-Il Corp.	3,202	160,596
Dongil Industries Co., Ltd.	3,162	173,038
Dongil Paper Manufacturing Co., Ltd.	6,080	7,177
Dongkuk Steel Mill Co., Ltd.	99,270	2,012,486
#Dongwha Pharm Co., Ltd.	47,870	210,742
Dongwon F&B Co., Ltd.	3,810	176,035
#Dongwon Industries Co., Ltd.	3,363	351,994
#*Dongwon Systems Corp.	171,147	185,032
Dongyang Mechatronics Corp.	57,681	325,341
#Doosan Construction & Engineering Co., Ltd.	83,770	301,314
#Doosan Corp.	4,999	484,111
#*DuzonBIzon Co., Ltd.	37,140	748,472
#E1 Corp.	8,685	380,655
*Eagon Industrial Co., Ltd.	8,930	67,482
*Eugene Investment & Securities Co., Ltd.	1,178,194	752,202
F&F Co., Ltd.	21,060	71,070
#*Firstech Co., Ltd.	68,149	137,069
#*Foosung Co., Ltd.	93,559	323,443
Fursys, Inc.	15,560	374,115
Gaon Cable Co., Ltd.	4,873	106,023
#GIIR, Inc.	14,410	109,030
#Global & Yuasa Battery Co., Ltd.	16,060	411,366
Golden Bridge Investment & Securities Co., Ltd.	44,910	81,748
#Green Cross Corp.	6,791	787,099
#Green Cross Holdings Corp.	2,364	170,621

1347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
#*Green Non-Life Insurance Co., Ltd.	19,867	$71,397
#GS Global Corp.	8,372	128,553
Gwangju Shinsegae Co., Ltd.	1,820	235,436
Halla Climate Control Corp.	106,070	1,550,175
#Halla Engineering & Construction Corp.	27,462	300,041
#Han Kuk Carbon Co., Ltd.	45,743	221,256
#Han Yang Securities Co., Ltd.	24,190	186,924
#*Hanall Biopharma Co., Ltd.	54,058	209,313
Handok Pharmaceuticals Co., Ltd.	12,760	155,924
#Handsome Corp.	34,799	480,641
#Hanil Cement Manufacturing Co., Ltd.	11,659	525,483
*Hanil Construction Co., Ltd.	11,388	22,644
#Hanil E-Wha Co., Ltd.	56,330	389,990
Hanjin Heavy Industries & Construction Co., Ltd.	79,750	1,905,179
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	28,580	284,949
*Hanjin Shipping Co., Ltd.	22,699	610,402
#*Hanjin Shipping Holdings Co., Ltd.	39,714	573,134
#Hanjin Transportation Co., Ltd.	19,671	619,462
*Hankook Cosmetics Co., Ltd.	19,749	67,106
#Hankook Cosmetics Manufacturing Co., Ltd.	5,570	50,617
Hankook Shell Oil Co., Ltd.	1,867	276,370
*Hankook Synthetics, Inc.	550	44
Hankuk Electric Glass Co., Ltd.	5,450	156,032
Hankuk Glass Industries, Inc.	12,660	280,419
#Hankuk Paper Manufacturing Co., Ltd.	6,700	181,841
#Hanmi Pharm Co., Ltd. (6146083)	4,184	177,545
*Hanmi Pharm Co., Ltd. (B613DJ9)	12,553	1,059,966
#*Hanmi Semiconductor Co., Ltd.	24,980	154,575
#Hansae Co., Ltd.	16,560	102,139
Hansae Yes24 Holdings Co., Ltd.	5,520	13,297
Hanshin Construction Co., Ltd.	530	3,783
Hansol Chemical Co., Ltd.	15,180	169,586
#Hansol CSN Co., Ltd.	65,160	107,973
#*Hansol LCD, Inc.	14,739	634,255
#Hansol Paper Co., Ltd.	83,760	1,066,642
#Hanssem Co., Ltd.	30,600	310,265
#Hanwha Chemical Corp.	187,517	3,056,406
#*Hanwha General Insurance Co., Ltd.	58,398	492,913
Hanwha Securities Co., Ltd.	112,961	765,656
Hanwha Timeworld Co., Ltd.	5,120	67,606
#*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	357,425
#Hite Brewery Co., Ltd.	10,134	1,202,484
#Hite Holdings Co., Ltd.	15,260	271,756
*HMC Investment Securities Co., Ltd.	37,920	583,889
Hotel Shilla Co., Ltd.	81,768	1,763,831
HS R&A Co., Ltd.	1,460	18,549
Huchems Fine Chemical Corp.	37,718	854,413
Husteel Co., Ltd.	9,530	136,203
*Hwa Sung Industrial Co., Ltd.	12,520	50,556
Hwacheon Machine Tool Co., Ltd.	510	15,772
Hwacheon Machinery Works Co., Ltd.	370	5,309
#Hwashin Co., Ltd.	38,280	426,173
Hyosung T & C Co., Ltd.	11,949	827,640
#Hyundai Cement Co., Ltd.	10,770	52,262
#*Hyundai Corp.	21,801	480,980
Hyundai Department Store Co., Ltd.	32,701	3,261,834
Hyundai Development Co.	121,060	2,774,799
Hyundai DSF Co., Ltd.	7,510	57,289
Hyundai Elevator Co., Ltd.	7,294	316,897
#Hyundai Engineering Plastics Co., Ltd.	40,790	126,690
Hyundai Greenfood Co., Ltd.	86,660	775,281

1348

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
#Hyundai Hysco	91,740	$1,452,378
Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,727,085
Hyundai Mipo Dockyard Co., Ltd.	22,255	3,049,628
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	20,761
Hyundai Securities Co.	275,570	3,171,605
*IHQ, Inc.	7,110	7,804
#Il Dong Pharmaceutical Co., Ltd.	7,743	239,370
Il Sung Construction Co., Ltd.	2,700	15,408
*Il Yang Pharmaceutical Co., Ltd.	23,000	454,061
#*Iljin Display Co., Ltd.	36,348	301,820
#*Iljin Electric Co., Ltd.	34,929	315,823
#Iljin Holdings Co., Ltd.	27,632	84,205
Ilshin Spinning Co., Ltd.	1,887	132,729
#Ilsung Pharmaceutical Co., Ltd.	2,444	146,517
InziControls Co., Ltd.	1,260	4,595
IS Dongseo Co., Ltd.	19,438	233,481
#ISU Chemical Co., Ltd.	16,610	251,103
#IsuPetasys Co., Ltd.	56,480	162,604
#Jahwa Electronics Co., Ltd.	25,340	137,439
Jeil Pharmaceutical Co.	19,870	207,066
Jeonbuk Bank, Ltd.	84,399	474,819
*Jinheung Mutual Savings Bank Co., Ltd.	39,019	114,789
#JS Cable Co., Ltd.	4,540	49,522
#K.C. Tech Co., Ltd.	44,883	216,560
*KC Cottrell Co., Ltd.	4,486	55,664
#*KCO Energy, Inc.	120,777	510
#*Keangnam Enterprises, Ltd.	22,093	146,400
#KG Chemical Corp.	15,390	137,406
#*KIC, Ltd.	23,030	121,372
#KISCO Corp.	10,860	286,630
#KISWIRE, Ltd.	16,702	524,813
*KIWOOM Securities Co., Ltd.	20,820	767,058
#Kolon Engineering & Construction Co., Ltd.	36,920	124,373
#Kolon Industries, Inc. (6496539)	6,689	191,352
*Kolon Industries, Inc. (B5TVWD5)	17,200	917,714
Korea Cast Iron Pipe Co., Ltd.	30,450	98,926
*Korea Circuit Co., Ltd.	19,330	65,449
#Korea Cottrell Co., Ltd.	12,715	49,688
#*Korea Development Co., Ltd.	29,710	91,563
Korea Development Leasing Corp.	5,065	136,175
#Korea Electric Terminal Co., Ltd.	14,990	246,721
Korea Export Packing Industries Co., Ltd.	3,990	41,321
#*Korea Express Co., Ltd.	24,769	1,315,414
*Korea Flange Co., Ltd.	6,900	60,113
*Korea Green Paper Manufacturing Co., Ltd.	1,002	1,288
Korea Investment Holdings Co., Ltd.	93,550	2,673,839
Korea Iron & Steel Co., Ltd.	3,462	146,272
#Korea Kolmar Co., Ltd.	43,147	265,573
#*Korea Komho Petrochemical Co., Ltd.	28,640	1,283,026
#*Korea Line Corp.	14,817	664,038
*Korea Mutual Savings Bank	6,040	50,544
#*Korea Plant Service & Engineering Co., Ltd.	19,098	1,020,230
#Korea Reinsurance Co., Ltd.	189,599	1,876,905
#Korea Zinc Co., Ltd.	5,742	1,143,512
#Korean Air Terminal Service Co., Ltd.	4,350	147,072
KP Chemical Corp.	121,051	1,165,240
KPX Chemical Co., Ltd.	3,419	143,720
#*KPX Fine Chemical Co., Ltd.	3,686	179,959
KPX Holdings Corp.	3,008	134,694
#*KTB Securities Co., Ltd.	129,830	402,075
#Kukdo Chemical Co., Ltd.	8,450	221,312

1349

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
#Kukdong Oil & Chemicals Co., Ltd.	3,623	$41,456
Kumbi Corp.	670	22,591
#*Kumho Electric Co., Ltd.	7,792	293,236
*Kumho Industrial Co., Ltd.	46,110	131,988
Kumho Investment Bank	145,230	116,579
#*Kumho Tire Co., Inc.	90,000	367,448
Kumkang Industrial Co., Ltd.	5,810	41,001
Kunsul Chemical Industrial Co., Ltd.	8,190	98,322
#Kwang Dong Pharmaceutical Co., Ltd.	90,320	207,714
#*Kwang Myung Electric Engineering Co., Ltd.	9,500	12,861
#Kyeryong Construction Industrial Co., Ltd.	12,540	150,143
#Kyobo Securities Co., Ltd.	45,970	353,698
Kyung Dong Navien Co., Ltd.	1,740	44,501
*Kyungbang Co., Ltd.	1,352	123,671
Kyungdong City Gas Co., Ltd.	2,270	80,713
Kyung-in Synthetic Corp.	51,010	162,100
Kyungnam Energy Co., Ltd.	28,770	64,781
#LG Fashion Corp.	46,325	1,116,780
#*LG Innotek Co., Ltd.	13,773	1,861,234
#LG International Corp.	73,842	1,964,871
#*LG Life Sciences, Ltd.	26,935	1,048,057
#LIG Insurance Co., Ltd.	91,770	1,985,380
Livart Furniture Co., Ltd.	9,790	66,176
#Lotte Chilsung Beverage Co., Ltd.	1,718	1,137,009
#Lotte Confectionary Co., Ltd.	1,695	1,931,960
#Lotte Midopa Co., Ltd.	61,160	630,747
#Lotte Non-Life Insurance Co., Ltd.	48,040	317,731
#Lotte Sam Kang Co., Ltd.	1,998	462,560
#*Lotte Tour Development Co., Ltd.	5,730	127,217
#LS Industrial Systems Co., Ltd.	10,092	749,984
#Macquarie Korea Infrastructure Fund	520,371	1,962,239
*Manho Rope & Wire Co., Ltd.	3,950	53,921
Meritz Fire Marine Insurance Co., Ltd.	180,948	1,118,948
*Meritz Securities Co., Ltd.	368,685	314,972
Mirae Asset Securities Co., Ltd.	35,390	1,745,925
Miwon Commercial Co., Ltd.	1,081	83,079
*Miwon Specialty Chemical Co., Ltd.	448	46,494
*Moorim P&P Co., Ltd.	14,050	86,137
#Moorim Paper Co., Ltd.	21,778	157,645
Motonic Corp.	20,900	157,999
#Namhae Chemical Corp.	63,074	868,157
#*Namkwang Engineering & Construction Co., Ltd.	32,027	94,407
Namyang Dairy Products Co., Ltd.	1,009	428,080
*Nasan Co., Ltd.	23,824	23,551
#National Plastic Co., Ltd.	32,500	50,809
NCsoft Corp.	12,591	2,004,231
Nexen Corp.	4,130	175,602
#Nexen Tire Corp.	71,180	429,417
NH Investment & Securities Co., Ltd.	64,269	539,939
#*NK Co., Ltd.	17,150	131,523
Nong Shim Co., Ltd.	8,447	1,601,307
#Nong Shim Holdings Co., Ltd.	5,210	276,146
Noroo Holdings Co., Ltd.	8,565	36,738
Noroo Paint Co., Ltd.	14,277	40,724
*ON*Media Corp.	138,570	356,676
#*Orientbio, Inc.	106,060	82,881
ORION Corp.	9,061	2,727,656
Ottogi Corp.	3,910	495,052
Pacific Corp.	8,059	1,023,673
Pacific Pharmaceutical Co., Ltd.	2,030	52,992
*PaperCorea, Inc.	13,740	84,347

1350

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Pohang Coated Steel Co., Ltd.	6,320	$156,449
*Poong Lim Industrial Co., Ltd.	31,880	48,042
#Poongsan Corp.	47,471	1,272,410
Poongsan Holdings Corp.	9,717	198,936
Pulmuone Co., Ltd.	2,916	105,577
#Pum Yang Construction Co., Ltd.	12,016	49,616
Pusan City Gas Co., Ltd.	14,730	261,609
*Pyung Hwa Holdings Co., Ltd.	2	3
Pyung Hwa Industrial Co., Ltd.	6	15
#*RNL BIO Co., Ltd.	159,490	501,950
#*S&T Corp.	9,103	157,270
#*S&T Daewoo Co., Ltd.	13,230	290,959
#S&T Dynamics Co., Ltd.	50,002	809,135
#S&T Holdings Co., Ltd.	31,368	371,068
#*S&T Motors Co., Ltd.	156,480	101,705
#S1 Corp.	43,593	2,209,358
#*Saehan Industries, Inc.	651,800	690,001
*Saehan Media Corp.	3,460	13,812
#*Sajo Industries Co., Ltd.	8,060	212,666
*Sajodaerim Corp.	4,770	76,676
#Sam Jin Pharmaceutical Co., Ltd.	30,689	262,289
#Sam Kwang Glass Industrial Co., Ltd.	4,960	196,835
Sam Whan Camus Co., Ltd.	5,270	24,325
Sam Yung Trading Co., Ltd.	13,947	55,907
#Sambu Construction Co., Ltd.	11,120	138,043
Samchully Co., Ltd.	6,971	585,473
*Samho Development Co., Ltd.	31,127	70,897
*Samho International Co., Ltd.	12,681	24,056
Samhwa Crown & Closure Co., Ltd.	412	7,689
Samhwa Paints Industrial Co., Ltd.	26,400	109,269
Samick Musical Instruments Co., Ltd.	146,160	129,837
*Samick THK Co., Ltd.	8,620	37,644
Samsung Climate Control Co., Ltd.	6,810	40,578
#Samsung Fine Chemicals Co., Ltd.	42,528	2,402,302
Samwha Capacitor Co., Ltd.	15,030	152,039
#Samwhan Corp.	13,970	101,534
#Samyang Corp.	12,380	611,352
*Samyang Foods Co., Ltd.	8,430	119,909
Samyang Genex Co., Ltd.	4,129	222,690
Samyang Tongsang Co., Ltd.	1,760	33,985
#Samyoung Electronics Co., Ltd.	20,950	230,508
*SAVEZONE I&C Corp.	12,100	23,631
*SBS Media Holdings Co., Ltd.	20,670	45,908
#Seah Besteel Corp.	25,030	448,243
SeAH Holdings Corp.	4,622	276,401
#SeAH Steel Corp.	6,214	213,785
Sebang Co., Ltd.	21,405	291,575
#Sejong Industrial Co., Ltd.	30,130	313,032
Seoul City Gas Co., Ltd.	3,590	136,654
#*Serim Paper Manufacturing Co., Ltd.	32,013	89,180
#Sewon Cellontech Co., Ltd.	51,111	215,174
*SH Chemical Co., Ltd.	116,732	40,501
*Shell-Line Co., Ltd.	7,600	53,527
#Shin Won Corp.	91,390	116,739
Shin Young Securities Co., Ltd.	10,720	328,480
*Shinhan Engineering & Construction Co., Ltd.	3,676	19,050
Shinpoong Pharmaceutical Co., Ltd.	5,020	128,446
Shinsegae Engineering & Construction Co., Ltd.	2,990	30,785
*Shinsegae Information & Communication Co., Ltd.	1,545	78,218
*Shinsung Engineering Co., Ltd.	924	3,956
Shinsung FA Co., Ltd.	914	3,656

1351

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
#*Shinsung Holdings Co., Ltd.	57,920	$293,911
#Silla Trading Co., Ltd.	9,280	97,577
Sindo Ricoh Co., Ltd.	11,169	466,228
*SJM Co., Ltd.	10,868	59,619
SJM Holdings Co., Ltd.	11,641	31,067
#*SK Chemicals Co., Ltd.	37,623	2,118,766
SK Gas Co., Ltd.	9,960	337,261
#SKC Co., Ltd.	46,420	1,088,231
#SL Corp.	24,960	249,048
*Solomon Mutual Savings Bank	11,267	30,538
#Songwon Industrial Co., Ltd.	19,620	164,213
*Ssangyong Cement Industry Co., Ltd.	79,381	344,564
#*STX Corp.	54,002	932,847
#STX Engine Co., Ltd.	44,542	1,015,336
#STX Offshore & Shipbuilding Co., Ltd.	118,670	1,276,875
#STX Pan Ocean Co., Ltd.	135,730	1,376,809
Suheung Capsule Co., Ltd.	16,030	96,169
#*Sung Jin Geotec Co., Ltd.	22,250	233,203
*Sung Shin Cement Co., Ltd.	25,380	84,831
*Sungchang Enterprise Holdings, Ltd.	8,030	105,847
*Sunjin Co., Ltd.	2,840	89,537
#Sunkyong Securities Co., Ltd.	496,580	960,427
Tae Kwang Industrial Co., Ltd.	919	567,027
#Tae Kyung Industrial Co., Ltd.	33,700	131,975
#Taeyoung Engineering & Construction	106,800	427,933
#*Tai Han Electric Wire Co., Ltd.	52,710	479,555
Tai Lim Packaging Industries Co., Ltd.	79,450	85,660
#TCC Steel	16,981	66,780
*Tec & Co.	250,710	51,571
Telcoware Co., Ltd.	9,000	53,067
#*Tong Yang Major Corp.	92,436	179,104
Tong Yang Securities, Inc.	188,196	1,721,318
*Trigem Computer, Inc.	13	—
*Trybrands, Inc.	32,070	26,460
#TS Corp.	6,600	210,841
#*Uangel Corp.	12,280	49,625
#Unid Co., Ltd.	6,660	261,220
*Union Steel Manufacturing Co., Ltd.	13,912	257,438
#*VGX International, Inc.	18,440	25,350
#Whanin Pharmaceutical Co., Ltd.	27,500	160,266
#*Woongjin Holdings Co., Ltd.	73,957	736,442
#Woongjin Thinkbig Co., Ltd.	37,369	789,720
#Woori Financial Co., Ltd.	21,080	158,360
Woori Investment & Securities Co., Ltd.	218,080	3,430,455
WooSung Feed Co., Ltd.	17,000	24,706
YESCO Co., Ltd.	5,950	119,402
Yoosung Enterprise Co., Ltd.	34,546	72,395
#Youlchon Chemical Co., Ltd.	32,710	248,847
*Young Poong Mining & Construction Corp.	1,580	73
Young Poong Paper Manufacturing Co., Ltd.	580	8,100
#Youngone Corp. (6150493)	17,466	401,352
Youngone Corp. (B622C10)	60,704	458,442
Youngpoong Corp.	2,258	1,145,312
Yuhan Corp.	22,938	3,068,685
Yuhwa Securities Co., Ltd.	12,910	163,101
#*Yungjin Pharm Co., Ltd.	183,532	128,047
*ZeroOne Interactive Co., Ltd.	3,200	41

TOTAL SOUTH KOREA		184,336,344

TAIWAN — (10.8%)
*A.G.V. Products Corp.	741,782	318,412

1352

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Aaeon Technology, Inc.	174,392	$297,528
Ability Enterprise Co., Ltd.	752,076	1,151,740
*Abocom Systems, Inc.	470	240
*Acbel Polytech, Inc.	777,599	602,670
*Accton Technology Corp.	256,000	127,032
*Ace Pillar Co., Ltd.	22,000	27,262
*Adlink Technology, Inc.	101,000	130,506
Advantech Co., Ltd.	240,000	513,481
*ALI Corp.	311,000	509,244
*Alpha Networks, Inc.	326,000	248,076
*Altek Corp.	524,042	758,893
*Ambassador Hotel (The)	597,000	719,219
*Ampoc Far East Co., Ltd.	158,444	91,187
*Amtran Technology Co., Ltd.	1,129,190	1,080,075
*APCB, Inc.	122,000	135,302
Apex Biotechnology Corp.	205,380	404,243
*Apex Medical Corp.	17,000	17,340
*Apex Science & Engineering Corp.	124,000	60,791
*Arima Communication Corp.	288,000	100,563
*Arima Optoelectronics Corp.	92,594	22,603
Asia Chemical Corp.	559,000	331,516
*Asia Optical Co, Inc.	164,000	255,807
*Asia Polymer Corp.	495,936	449,654
*Asia Vital Components Co., Ltd.	391,574	473,904
*ASROCK, Inc.	33,000	126,921
Aten International Co., Ltd.	197,479	344,957
Aurora Corp.	541,499	900,962
*Aurora Systems Corp.	244,244	167,030
*AV Tech Corp.	51,000	145,112
*Avermedia Technologies, Inc.	362,446	467,118
*Avision, Inc.	110,000	66,788
*Bank of Kaohsiung	62,000	22,899
Basso Industry Corp., Ltd.	81,000	73,285
*Behavior Tech Computer Corp.	775	46
*Bes Engineering Corp.	2,691,750	628,201
*Biostar Microtech International Corp.	231,975	164,416
*Bright Led Electronics Corp.	152,000	188,666
*C Sun Manufacturing, Ltd.	255,221	170,949
*Cameo Communications, Inc.	137,000	74,187
*Capital Securities Corp.	1,681,000	774,666
*Carnival Industrial Corp.	656,000	191,768
*Cathay Real Estate Development Co., Ltd.	742,000	333,152
*Central Reinsurance Co., Ltd.	826,402	393,168
*Chain Qui Development Co., Ltd.	226,083	187,516
*Champion Building Materials Co., Ltd.	560,991	472,921
*Charoen Pokphand Enterprises Co., Ltd.	351,000	214,960
*Cheng Loong Corp.	1,760,330	652,610
*Cheng Uei Precision Industry Co., Ltd.	577,720	1,011,385
Chenming Mold Industrial Corp.	276,437	194,788
*Chia Hsin Cement Corp.	1,068,304	511,591
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	128,847	281,616
*Chilisin Electronics Corp.	207,535	209,714
*China Chemical & Pharmaceutical Co.	408,000	292,821
China Ecotek Corp.	170,000	250,479
*China Electric Manufacturing Co., Ltd.	694,900	626,620
*China General Plastics Corp.	665,000	229,441
*China Glaze Co., Ltd.	329,423	283,592
China Hi-Ment Corp.	308,348	340,304
*China Life Insurance Co., Ltd.	1,861,029	1,649,813
*China Man-Made Fiber Co., Ltd.	2,399,879	821,976

1353

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*China Metal Products Co., Ltd.	426,181	$581,554
*China Motor Co., Ltd.	806,609	507,273
*China Petrochemical Development Corp.	1,449,000	778,754
*China Rebar Co., Ltd.	55,174	—
*China Steel Chemical Corp.	412,554	1,238,563
*China Steel Structure Co., Ltd.	232,000	160,997
*China Synthetic Rubber Corp.	852,563	824,415
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	187,503
*Chinese Maritime Transport, Ltd.	422,850	923,961
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	71,527
*Chin-Poon Industrial Co., Ltd.	559,207	411,909
*Chipbond Technology Corp.	25,000	34,992
*Chong Hong Construction Co.	229,000	468,564
*Chou Chin Industrial Co., Ltd.	825	—
*Chroma Ate, Inc.	598,827	1,200,291
*Chun Yu Works & Co., Ltd.	469,000	146,040
*Chun Yuan Steel Industrial Co., Ltd.	1,046,536	423,389
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	423,293
*Chung Hung Steel Corp.	1,832,000	747,811
*Chung Hwa Pulp Corp.	843,594	386,857
*Clevo Co.	344,000	721,397
*CMC Magnetics Corp.	3,459,000	923,666
Collins Co., Ltd.	462,700	204,927
Compal Communications, Inc.	535,000	476,593
*Compeq Manufacturing Co., Ltd.	2,207,000	600,390
*Continental Holdings Corp.	1,297,067	495,859
*Cosmo Electronics Corp.	207,900	214,936
*Cosmos Bank Taiwan	262,740	57,987
*Coxon Precise Industrial Co., Ltd.	66,000	127,889
CTCI Corp.	950,013	1,016,792
*CviLux Corp.	29,000	44,128
CX Technology Co., Ltd.	62,368	40,797
*Cyberlink Corp.	108,000	449,835
Cybertan Technology, Inc.	440,779	476,977
*Da-Cin Construction Co., Ltd.	482,711	262,564
*Darfon Electronics Corp.	263,550	291,314
*Davicom Semiconductor, Inc.	16,000	22,337
*De Licacy Industries Co., Ltd.	70,000	33,974
*Delpha Construction Co., Ltd.	364,410	139,066
*Depo Auto Parts Industrial Co., Ltd.	42,000	113,434
*Der Pao Construction Co., Ltd.	476,000	12,181
*Diamond Flower Electric Instrument Co., Ltd.	203,524	224,429
*D-Link Corp.	923,665	711,887
*Dynamic Electronics Co., Ltd.	232,000	201,464
*Eastern Media International Corp.	2,366,337	608,789
*Eclat Textile Co., Ltd.	240,919	156,132
*Edom Technology Co., Ltd.	238,776	123,760
Elan Microelectronics Corp.	614,715	904,733
*E-Lead Electronic Co., Ltd.	82,942	55,932
*E-LIFE MALL Corp., Ltd.	22,000	32,617
Elite Advanced Laser Corp.	70,000	147,111
*Elite Material Co., Ltd.	359,160	335,582
*Elite Semiconductor Memory Technology, Inc.	262,200	502,022
*Elitegroup Computer Systems Co., Ltd.	506,182	187,403
*Enlight Corp.	149,899	5,713
*EnTie Commercial Bank	342,603	131,171
*Eternal Chemical Co., Ltd.	630,290	626,066
*Everest Textile Co., Ltd.	830,562	181,146
*Everfocus Electronics Corp.	89,000	59,914
*Evergreen International Storage & Transport Corp.	1,691,000	1,313,915

1354

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Everlight Chemical Industrial Corp.	655,000	$605,321
*Everspring Industry Co.	139,000	50,074
*Evertop Wire Cable Corp.	45,461	10,310
Excel Cell Electronics Co., Ltd.	143,000	78,026
*Excelsior Medical Co., Ltd.	27,000	60,187
Far Eastern Department Stores Co., Ltd.	1,040,000	1,014,878
*Far Eastern International Bank	1,232,502	478,475
*Faraday Technology Corp.	372,000	608,180
*Federal Corp.	742,244	472,697
Feng Hsin Iron & Steel Co., Ltd.	495,100	706,499
*Feng Tay Enterprise Co., Ltd.	839,055	755,708
*FIC Global, Inc.	27,289	3,401
*First Copper Technology Co., Ltd.	703,000	295,265
*First Hotel	424,955	344,796
*First Insurance Co., Ltd. (The)	531,179	218,212
*First Steamship Co., Ltd.	335,200	568,428
*FLEXium Interconnect, Inc.	138,000	162,401
Flytech Technology Co., Ltd.	123,750	350,854
*Forhouse Corp.	389,000	390,195
*Formosa Advanced Technologies Co., Ltd.	169,000	215,844
Formosa Epitaxy, Inc.	376,811	519,647
*Formosa International Hotels Corp.	28,000	401,104
*Formosan Rubber Group, Inc.	841,000	615,222
Fortune Electric Co., Ltd.	478,170	411,384
*Fu I Industrial Co., Ltd.	97,900	25,294
*Fullerton Technology Co., Ltd.	86,900	85,687
*Fwuson Industry Co., Ltd.	466,590	203,660
*G Shank Enterprise Co., Ltd.	335,013	253,566
*G.T.M. Corp.	338,000	214,920
*Gamma Optical Co., Ltd.	44,000	40,396
*Gem Terminal Industries Co., Ltd.	302,386	244,487
*Gemtek Technology Corp.	345,786	470,221
*General Plastic Industrial Co., Ltd.	42,000	62,760
*Genesis Photonics, Inc.	55,000	73,888
*Genius Electronic Optical Co., Ltd.	9,000	23,142
*GeoVision, Inc.	37,000	119,463
*Getac Technology Corp.	679,360	439,884
Giant Manufacture Co., Ltd.	633,993	2,203,376
*Giantplus Technology Co., Ltd.	162,000	83,608
*Giga Solution Tech Co., Ltd.	69,000	53,173
*Giga Storage Corp.	98,000	123,935
*Giga-Byte Technology Co., Ltd.	1,390,800	1,463,174
*Gintech Energy Corp.	156,000	460,542
Global Mixed Mode Technology, Inc.	81,000	359,497
*Global Unichip Corp.	89,000	341,221
*Globe Union Industrial Corp.	426,944	494,392
Gold Circuit Electronics, Ltd.	864,227	311,900
*Goldsun Development & Construction Co., Ltd.	2,382,291	1,030,946
*Good Will Instrument Co., Ltd.	148,176	108,367
*Grand Pacific Petrochemical Corp.	1,130,000	496,078
Grape King, Inc.	183,000	273,104
*Great China Metal Industry Co., Ltd.	462,000	334,811
Great Taipei Gas Co., Ltd.	846,000	443,886
*Great Wall Enterprise Co., Ltd.	791,691	789,796
Greatek Co., Ltd.	853,620	842,397
*Green Energy Technology, Inc.	24,034	50,812
*Hannstar Board Corp.	130,000	106,906
*HannStar Display Corp.	3,002,000	581,338
Hanpin Co., Ltd.	151,000	68,251
*Harvatek Corp.	164,659	206,638
*Hey Song Corp.	765,000	596,209

1355

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Highwealth Construction Corp.	1,037,871	$1,600,960
*Hitron Technologies, Inc.	177,659	113,537
*Ho Tung Holding Corp.	1,003,817	505,983
*Hocheng Corp.	542,700	197,530
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	186,497
*Holiday Entertainment Co., Ltd.	61,000	50,348
*Holtek Semiconductor, Inc.	200,000	291,100
*Holystone Enterprise Co., Ltd.	310,699	402,896
*Hong Tai Electric Industrial Co., Ltd.	567,000	236,530
*Hong Yi Fiber Industry Co., Ltd.	158,320	59,148
*Honmyue Enterprise Co., Ltd.	139,080	39,348
*Hota Industrial Manufacturing Co., Ltd.	40,000	19,076
*Hsin Kuang Steel Co., Ltd.	399,443	340,637
*Hsing Ta Cement Co., Ltd.	620,000	190,269
*Hua Eng Wire & Cable Co., Ltd.	988,565	336,168
*Huaku Development Co., Ltd.	307,290	686,317
*Huang Hsiang Construction Co.	224,800	369,073
*Hung Ching Development & Construction Co., Ltd.	449,000	248,848
Hung Poo Construction Corp.	490,658	565,927
*Hung Sheng Construction Co., Ltd.	354,000	198,840
*Hwa Fong Rubber Co., Ltd.	471,670	182,529
*Ichia Technologies, Inc.	283,000	131,130
*I-Chiun Precision Industry Co., Ltd.	258,313	344,327
*ICP Electronics, Inc.	126,000	160,302
Infortrend Technology, Inc.	439,163	568,304
*Inventec Appliances Corp.	227,000	187,828
*I-Sheng Electric Wire & Cable Co., Ltd.	50,000	82,147
ITE Technology, Inc.	207,408	355,499
*Jean Co., Ltd.	140,000	68,812
*Jenn Feng New Energy Co., Ltd.	127,000	144,780
*Jess-Link Products Co., Ltd.	149,000	494,860
Johnson Health Tech Co., Ltd.	32,000	43,872
*Jui Li Enterprise Co., Ltd.	346,080	93,569
*K Laser Technology, Inc.	295,693	209,835
*Kang Na Hsiung Co., Ltd.	305,020	182,213
*Kao Hsing Chang Iron & Steel Corp.	784,000	214,248
*Kaulin Manufacturing Co., Ltd.	274,330	252,158
*Kee Tai Properties Co., Ltd.	830,997	373,494
Kenda Rubber Industrial Co., Ltd.	934,056	995,286
*Kian Shen Corp.	34,000	56,099
King Core Electronics, Inc.	31,000	30,015
*King Slide Works Co., Ltd.	51,000	259,931
*King Yuan Electronics Co., Ltd.	2,116,979	951,119
*Kingdom Construction Co., Ltd.	889,000	640,591
*King’s Town Bank	1,795,701	752,255
*King’s Town Construction Co., Ltd.	545,359	497,958
*Kinko Optical Co., Ltd.	83,000	86,171
*Kinpo Electronics, Inc.	2,658,157	762,484
Kinsus Interconnect Technology Corp.	360,000	754,784
Knowledge-Yield-Excellence Systems Corp.	415,903	382,171
*KS Terminals, Inc.	32,000	34,931
Kung Long Batteries Industrial Co., Ltd.	64,000	107,669
*Kuoyang Construction Co., Ltd.	687,000	421,031
*Kwong Fong Industries Corp.	996,000	252,235
*L&K Engineering Co., Ltd.	85,000	92,197
*Lan Fa Textile Co., Ltd.	618,423	199,405
*LCY Chemical Corp.	1,296,618	1,635,948
*Lead Data Co., Ltd.	494,858	106,528
*Leader Electronics, Inc.	61,918	51,140
*Leadtek Research, Inc.	89,961	39,137
*Leadtrend Technology Corp.	34,000	162,371

1356

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Lealea Enterprise Co., Ltd.	1,222,095	$480,501
*Ledtech Electronics Corp.	69,000	54,224
*Lee Chi Enterprises Co., Ltd.	326,000	177,588
*Lelon Electronics Corp.	112,000	84,915
*Leofoo Development Co., Ltd.	507,000	303,984
*Les Enphants Co., Ltd.	318,800	371,729
*Li Peng Enterprise Co., Ltd.	967,824	436,303
Lien Hwa Industrial Corp.	1,183,783	693,147
*Lingsen Precision Industries, Ltd.	506,506	305,966
*LITE-ON IT Corp.	355,000	397,023
*Lite-On Semiconductor Corp.	276,000	165,780
Long Bon International Co., Ltd.	797,945	320,372
*Long Chen Paper Co., Ltd.	1,073,674	336,002
*Lotes Co., Ltd.	52,996	278,761
*Lucky Cement Corp.	620,000	147,629
*Lumax International Corp., Ltd.	54,100	93,540
Makalot Industrial Co., Ltd.	237,202	534,521
*Marketech International Corp.	80,000	39,423
*Masterlink Securities Corp.	928,000	354,796
*Maxtek Technology Co., Ltd.	53,000	60,564
*Mayer Steel Pipe Corp.	282,161	229,463
*Maywufa Co., Ltd.	69,323	38,043
*Meiloon Co., Ltd.	399,053	176,819
*Mercuries & Associates, Ltd.	987,477	574,808
Merida Industry Co., Ltd.	432,170	703,562
*Merry Electronics Co., Ltd.	92,363	135,721
*Microelectronics Technology, Inc.	672,315	408,208
*Micro-Star International Co., Ltd.	1,802,075	1,001,174
Min Aik Technology Co., Ltd.	224,316	373,645
*Mirle Automation Corp.	250,568	242,940
*Mitac International Corp.	1,464,000	597,639
*Mobiletron Electronics Co., Ltd.	135,000	99,221
*Mosel Vitelic, Inc.	702,644	313,965
*Mospec Seminconductor Corp.	117,000	78,620
*Mustek Systems, Inc.	129,119	16,626
*Nak Sealing Technologies Corp.	121,954	146,723
*Namchow Chemical Industrial Co., Ltd.	473,000	560,301
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,346,237
*Nantex Industry Co., Ltd.	455,134	296,766
National Petroleum Co., Ltd.	455,824	486,482
*New Asia Construction & Development Co., Ltd.	133,618	26,270
*Ocean Plastics Co., Ltd.	342,200	238,471
*Optimax Technology Corp.	674	102
Opto Tech Corp.	789,886	555,444
*Orient Semiconductor Electronics, Ltd.	466,000	122,376
*Oriental Union Chemical Corp.	1,095,788	820,036
*Orise Technology Co., Ltd.	45,000	72,281
*Pacific Construction Co., Ltd.	1,054,000	153,093
*Pan Jit International, Inc.	463,318	442,974
Pan-International Industrial Corp.	543,088	852,280
*Paragon Technologies Co., Ltd.	76,449	181,989
PC Home Online	50,998	169,115
*Phihong Technology Co., Ltd.	585,001	653,533
*Phytohealth Corp.	34,000	53,856
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	437,102
*Plotech Co., Ltd.	44,000	32,786
*Polaris Securities Co., Ltd.	2,187,000	998,309
*Polytronics Technology Corp.	69,027	148,820
*Potrans Electrical Corp.	228,000	31,023
*Power Quotient International Co., Ltd.	228,000	167,733

1357

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Powercom Co., Ltd.	140,000	$300,942
Powertech Industrial Co., Ltd.	45,000	57,281
*Precision Silicon Corp.	82,000	85,910
*President Securities Corp.	892,000	488,268
*Prince Housing & Development Corp.	1,616,398	749,646
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	26,080
*Promate Electronic Co., Ltd.	141,000	106,747
*Promise Technology, Inc.	232,309	157,138
*Protop Technology Co., Ltd.	192,000	1,258
*Qisda Corp.	1,376,000	773,888
*Quintain Steel Co., Ltd.	459,750	139,263
*Radiant Opto-Electronics Corp.	477,920	647,017
*Radium Life Tech Corp.	947,736	875,032
*Ralec Electronic Corp.	92,404	207,380
*Ralink Technology Corp.	48,960	176,507
*Rectron, Ltd.	178	48
*Rexon Industrial Corp., Ltd.	469,000	164,487
*Ritek Corp.	5,135,387	1,472,812
*Roundtop Machinery Industries Co., Ltd.	22,000	19,860
Ruentex Development Co., Ltd.	886,000	1,512,659
*Ruentex Industries, Ltd.	353,000	1,017,668
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,721,124	272,127
San Fang Chemical Industry Co., Ltd.	316,522	327,815
*Sanyang Industrial Co., Ltd.	1,402,046	657,428
*Sanyo Electric Co., Ltd.	503,000	477,161
SDI Corp.	274,000	357,840
*Senao International Co., Ltd.	375,541	558,641
*Sheng Yu Steel Co., Ltd.	552,980	361,429
*ShenMao Technology, Inc.	31,000	53,059
*Shih Wei Navigation Co., Ltd.	182,598	260,732
*Shihlin Electric & Engineering Corp.	895,000	964,059
*Shihlin Paper Corp.	418,000	851,067
Shin Shin Co., Ltd.	49,000	44,002
*Shin Zu Shing Co., Ltd.	163,000	528,549
*Shining Building Business Co., Ltd.	179,000	178,063
*Shinkong Co., Ltd.	542,131	453,797
*Shinkong Synthetic Fibers Co., Ltd.	2,321,961	816,568
*Shuttle, Inc.	290,152	219,508
*Sigurd Microelectronics Corp.	424,974	331,205
*Silicon Integrated Systems Corp.	1,023,820	661,588
Silitech Technology Corp.	247,650	702,382
*Sinbon Electronics Co., Ltd.	35,000	25,824
*Sincere Navigation Corp.	255,786	291,666
*Sinkang Industries Co., Ltd.	259,805	150,374
*Sinkong Textile Co., Ltd.	469,542	542,563
*Sinon Corp.	556,510	237,043
*Sinphar Pharmaceutical Co., Ltd.	35,185	40,972
*Sintek Photronics Corp.	1,271,130	780,190
Sinyi Realty Co., Ltd.	380,893	571,540
Sitronix Technology Corp.	94,000	159,870
*Siward Crystal Technology Co., Ltd.	201,013	99,107
*Solelytex Enterprise Corp.	22,592	18,206
*Solomon Technology Corp.	281,138	123,313
*Sonix Technology Co., Ltd.	180,000	365,886
South East Soda Manufacturing Co., Ltd.	279,250	283,320
*Southeast Cement Co., Ltd.	899,700	334,963
*SPI Electronic Co., Ltd.	287,176	340,090
*Spirox Corp.	115,000	97,390
*Springsoft, Inc.	248,000	240,624

1358

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Standard Chemical & Pharmaceutical Co., Ltd.	212,684	$197,323
Standard Foods Taiwan, Ltd.	533,655	1,549,723
*Star Comgistic Capital Co., Ltd.	194,785	230,385
*Stark Technology, Inc.	226,860	196,930
*Sunonwealth Electric Machine Industry Co., Ltd.	339,487	281,771
*Sunplus Technology Co., Ltd.	583,000	432,091
Sunrex Technology Corp.	612,736	601,372
*Supreme Electronics Co., Ltd.	127,000	96,170
*Sweeten Construction Co., Ltd.	13,000	6,874
*Syscom Computer Engineering Co.	30,000	15,537
*Sysware Systex Corp.	261,388	381,606
*T JOIN Transportation Co., Ltd.	802,000	586,258
*Ta Chen Stainless Pipe Co., Ltd.	30,197	20,865
*Ta Chong Bank, Ltd.	3,172,212	759,931
*Ta Ya Electric Wire & Cable Co., Ltd.	884,858	241,800
Ta Yih Industrial Co., Ltd.	194,000	319,123
*Tah Hsin Industrial Corp.	447,000	301,835
*Ta-I Technology Co., Ltd.	241,945	273,713
*Taichung Commercial Bank	2,300,841	720,181
*Tainan Enterprises Co., Ltd.	263,370	337,283
*Tainan Spinning Co., Ltd.	2,480,000	1,094,421
*Taisun Enterprise Co., Ltd.	542,000	317,038
*Taita Chemical Co., Ltd.	452,170	182,653
Taiwan Acceptance Corp.	229,480	310,634
*Taiwan Business Bank	3,397,000	1,001,790
*Taiwan Cogeneration Corp.	445,000	254,802
*Taiwan Fire & Marine Insurance Co., Ltd.	529,602	435,932
*Taiwan Flourescent Lamp Co., Ltd.	176,000	16,368
Taiwan Hon Chuan Enterprise Co., Ltd.	337,311	626,470
*Taiwan International Securities Corp.	108,000	39,528
Taiwan Kai Yih Industrial Co., Ltd.	242,396	236,256
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Land Development Corp.	205,000	84,958
Taiwan Life Insurance Co., Ltd.	827,843	820,241
Taiwan Line Tek Electronic Co., Ltd.	77,214	91,384
*Taiwan Mask Corp.	528,720	195,934
*Taiwan Nano Electro-Optical Technology Co., Ltd.	158,000	101,436
Taiwan Navigation Co., Ltd.	557,777	696,055
*Taiwan Paiho Co., Ltd.	438,253	372,034
*Taiwan Pulp & Paper Corp.	618,000	271,341
*Taiwan Sakura Corp.	423,437	346,874
Taiwan Secom Co., Ltd.	710,332	1,089,881
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	374,448
*Taiwan Styrene Monomer Corp.	987,303	428,377
*Taiwan Tea Corp.	904,897	536,385
*Taiyen Biotech Co., Ltd.	438,000	282,471
*Tatung Co., Ltd.	1,123,000	203,958
*Teapo Electronic Corp.	276,000	65,675
*Teco Electric & Machinery Co., Ltd.	684,000	327,986
*Tecom, Ltd.	447,114	143,948
Ten Ren Tea Co., Ltd.	123,980	201,377
*Test Research, Inc.	156,450	215,413
*Test-Rite International Co., Ltd.	794,438	454,947
Thinking Electronic Industrial Co., Ltd.	184,204	272,926
*Thye Ming Industrial Co., Ltd.	267,015	344,591
*Ton Yi Industrial Corp.	2,487,280	1,118,959
Tong Hsing Electronic Industries, Ltd.	111,784	425,183
Tong Yang Industry Co., Ltd.	438,000	667,806
*Topco Scientific Co., Ltd.	155,000	195,909
Tsann Kuen Enterprise Co., Ltd.	149,334	277,150
TSRC Corp.	750,000	1,090,326

1359

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*TTET Union Corp.	264,000	$320,313
Tung Ho Steel Enterprise Corp.	867,000	758,253
*Twinhead International Corp.	500	75
*TXC Corp.	370,000	645,326
*TYC Brother Industrial Co., Ltd.	506,910	333,758
*Tycoons Group Enterprise Co., Ltd.	719,000	129,068
*Tyntek Corp.	478,621	372,158
*Tze Shin International Co., Ltd.	329,558	139,588
*Uniform Industrial Corp.	88,823	58,951
*Unimicron Technology Corp.	90,372	149,880
*Union Bank of Taiwan	2,348,681	590,537
*Union Insurance Co., Ltd.	93,129	62,469
*Unitech Electronics Co., Ltd.	250,804	145,132
*Unitech Printed Circuit Board Corp.	660,303	246,718
*United Integration Service Co., Ltd.	446,439	561,015
*Unity Opto Technology Co., Ltd.	317,000	593,077
*Universal Cement Corp.	944,191	451,325
*Universal Microelectronics Co., Ltd.	55,000	29,098
*Universal, Inc.	126,690	90,241
*UPC Technology Corp.	1,364,071	805,604
*USI Corp.	1,203,000	819,539
*Ve Wong Corp.	326,550	272,527
*Veutron Corp.	145,000	12,781
*Visual Photonics Epitacy Co., Ltd.	194,266	416,729
Wah Lee Industrial Corp.	220,000	321,070
*Walsin Lihwa Corp.	470,000	205,237
*Walsin Technology Corp., Ltd.	1,100,544	635,960
*Walton Advanced Engineering, Inc.	206,000	101,570
*Wan Hwa Enterprise Co., Ltd.	484,099	246,465
*Waterland Financial Holding Co., Ltd.	3,648,021	1,119,674
*Wei Chih Steel Industrial Co., Ltd.	433,000	107,634
*Wei Chuan Food Corp.	737,000	847,247
*Weikeng Industrial Co., Ltd.	202,000	136,093
*Wellypower Optronics Corp.	75,000	67,668
*Weltrend Semiconductor, Inc.	374,833	263,435
*Winbond Electronics Corp.	2,345,023	595,124
*Wintek Corp.	906,000	810,293
Wistron NeWeb Corp.	313,202	619,270
*WPG Holdings Co., Ltd.	122,904	253,045
*WT Microelectronics Co., Ltd.	279,000	320,744
*WUS Printed Circuit Co., Ltd.	167,000	73,158
*Yageo Corp.	4,968,000	2,214,063
Yang Ming Marine Transport Corp.	452,000	291,997
*Yeung Cyang Industrial Co., Ltd.	509,171	352,010
*Yieh Phui Enterprise Co., Ltd.	2,488,568	922,133
*Yosun Industrial Corp.	543,269	906,619
*Young Optics, Inc.	42,111	306,901
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	1,186,628
*Yuen Jen Enterprises Co., Ltd.	5,000	3,963
*Yulon Nissan Motor Co., Ltd.	157,000	447,689
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	351,387
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	428,333
Yung Tay Engineering Co., Ltd.	729,000	798,566
*Zenitron Corp.	157,000	102,130
*Zig Sheng Industrial Co., Ltd.	809,759	352,288
Zinwell Corp.	452,586	773,100
*Zippy Technology Corp.	217,948	160,869
*Zyxel Communication Corp.	974,430	583,061

TOTAL TAIWAN		179,522,874

1360

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

THAILAND — (3.0%)
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	$135,767
Amata Corp. PCL (Foreign)	1,818,700	591,676
*Apex Development PCL (Foreign)	3,536	2,360
Asian Property Development PCL (Foreign)	521,300	100,141
Asian Property Development PCL (Foreign) NVDR	2,158,000	414,550
Bangchak Petroleum PCL (Foreign)	1,350,400	606,686
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	219,855
Bangkok Chain Hospital PCL (Foreign)	2,918,125	448,455
Bangkok Dusit Medical Services PCL (Foreign)	1,630,600	1,477,771
Bangkok Expressway PCL (Foreign)	1,170,400	663,620
Bangkok First Investment & Trust PCL (Foreign)	681,700	89,556
Bangkok Insurance PCL (Foreign)	127,101	834,869
*Bangkok Land PCL (Foreign) NVDR	21,859,870	447,018
*Bangkok Metro PCL (Foreign)	5,221,100	111,621
*Bangkok Rubber PCL (Foreign)	14,600	1,122
Big C Supercenter PCL (Foreign)	122,900	207,531
Bumrungrad Hospital PCL (Foreign)	657,200	595,603
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	444,051
*Central Paper Industry PCL (Foreign)	20	1,301
Central Plaza Hotel PCL (Foreign)	1,271,800	204,907
Ch. Karnchang PCL (Foreign)	2,699,300	547,805
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	100,288
*Country Group Securities PCL (Foreign)	3,412,578	89,874
Delta Electronics (Thailand) PCL (Foreign)	867,000	705,151
Dynasty Ceramic PCL (Foreign)	777,200	1,023,424
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	350,950
Electricity Generating PCL (Foreign)	29,300	77,846
*Erawan Group PCL (Foreign)	4,046,270	275,811
*Esso Thailand PCL (Foreign)	2,540,000	495,802
*G J Steel PCL (Foreign)	37,970,500	235,294
*G Steel PCL (Foreign)	21,477,500	326,072
GFPT PCL(Foreign)	1,085,000	324,407
GMM Grammy PCL (Foreign)	928,000	428,418
Hana Microelectronics PCL (Foreign)	1,281,796	1,102,086
Hermraj Land & Development PCL (Foreign)	6,110,100	301,009
Home Product Center PCL (Foreign)	6,381,093	1,472,940
ICC International PCL (Foreign)	204,600	274,966
*Indorama Ventures PCL (Foreign)	1,178,836	763,367
*Italian-Thai Development PCL (Foreign) NVDR	6,545,530	584,078
*ITV PCL (Foreign)	2,785,600	90,624
Jasmine International PCL (Foreign)	2,110,700	51,664
Kang Yong Electric PCL (Foreign)	31,800	254,203
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	398,999
Kiatnakin Bank PCL (Foreign) NVDR	764,800	722,739
Kim Eng Securities Thailand PCL (Foreign)	466,700	189,427
*Krungthai Card PCL (Foreign)	425,800	168,869
L.P.N. Development PCL (Foreign)	1,475,000	420,449
Laguna Resorts & Hotels PCL (Foreign)	80,500	124,710
Lanna Resources PCL (Foreign)	548,800	294,167
*Loxley PCL (Foreign)	3,228,020	206,033
Major Cineplex Group PCL (Foreign)	1,494,300	523,179
MBK Development PCL (Foreign)	330,900	922,727
MCOT PCL (Foreign)	1,092,200	879,851
Minor International PCL (Foreign)	382,203	130,263
Muang Thai Insurance PCL (Foreign)	19,588	38,842
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	84,586
*Nation Multimedia Group PCL (Foreign)	106,259	19,260
Padaeng Industry PCL (Foreign) NVDR	504,700	358,099
Patum Rice Mill & Granary PCL (Foreign)	5,500	10,225
Polyplex PCL (Foreign)	1,057,800	412,960
Precious Shipping PCL (Foreign)	1,223,900	701,538

1361

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

THAILAND — (Continued)
Preuksa Real Estate PCL (Foreign)	2,484,000	$1,839,430
Property Perfect PCL (Foreign)	1,745,800	244,493
Quality Houses PCL (Foreign)	11,876,300	838,976
*Regional Container Lines PCL (Foreign)	1,112,300	523,841
Robinson Department Store PCL (Foreign)	1,875,025	999,239
Rojana Industrial Park PCL (Foreign)	1,122,800	358,322
Saha Pathana Inter-Holding PCL (Foreign)	350,000	220,139
Saha-Union PCL (Foreign)	538,400	642,243
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	1,168,880
*Samart Corporation PCL (Foreign)	1,676,200	358,351
Samart I-Mobile PCL (Foreign)	8,442,100	494,363
Sansiri PCL (Foreign)	2,621,166	471,038
SC Asset Corp. PCL (Foreign)	580,100	239,050
SE-Education PCL (Foreign)	138,900	38,518
Serm Suk PCL (Foreign)	10,000	10,689
*Shinawatra Satellite PCL (Foreign)	1,383,800	252,964
Siam Future Development PCL (Foreign)	440,000	72,254
Siam Makro PCL (Foreign)	355,600	1,278,067
Siamgas & Petrochemicals PCL (Foreign)	595,200	283,999
Sino-Thai Engineering & Construction PCL (Foreign)	1,026,000	220,936
*Somboon Advance Technology PCL (Foreign)	190,200	123,166
Sri Trang Agro Industry PCL (Foreign)	1,854,990	1,229,955
STP & I Public Co., Ltd. PCL (Foreign)	186,900	234,530
Supalai PCL (Foreign)	2,640,533	1,039,032
*Tata Steel (Thailand) PCL (Foreign)	9,617,100	485,697
Thai Carbon Black PCL (Foreign)	146,200	151,749
Thai Plastic & Chemicals PCL (Foreign)	1,357,900	786,762
Thai Reinsurance PCL (Foreign)	1,484,700	280,609
*Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	626,634
*Thai Tap Water Supply PCL (Foreign)	3,428,100	522,579
Thai Union Frozen Products PCL (Foreign)	1,236,500	1,886,836
Thai Vegetable Oil PCL (Foreign)	1,087,875	744,912
Thai Wacoal PCL (Foreign)	78,000	108,753
Thanachart Capital PCL (Foreign)	2,034,100	1,890,720
Thoresen Thai Agencies PCL (Foreign)	910,300	674,087
Ticon Industrial Connection PCL (Foreign)	1,026,600	356,248
*Tipco Asphalt PCL (Foreign)	306,190	384,220
TIPCO Foods (Thailand) PCL (Foreign)	642,282	97,511
Tisco Financial Group PCL (Foreign)	939,700	851,626
TPI Polene PCL (Foreign)	2,167,060	879,581
*True Corp. PCL (Foreign)	8,379,300	1,142,337
*Tycoons Worldwide Group PCL (Foreign)	804,700	175,775
Univanich Palm Oil PCL (Foreign)	30,000	70,643
Univentures PCL (Foreign)	1,801,100	170,763
*Vanachai Group PCL (Foreign)	2,463,066	446,443
Vinythai PCL (Foreign)	2,273,034	630,322

TOTAL THAILAND		50,628,744

TURKEY — (2.6%)
Adana Cimento Sanayii Ticaret A.S. Class A	146,876	483,392
Adana Cimento Sanayii Ticaret A.S. Class C	498,056	191,722
*Advansa Sasa Polyester Sanayi A.S.	227,190	122,006
Afyon Cimento Sanayii Ticaret A.S.	1,584	192,312
Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,267,398
*Akenerji Elektrik Uretim A.S.	461,244	995,189
Aksa Akrilik Kimya Sanayii A.S.	193,439	328,561
Aksigorta A.S.	294,017	372,445
*Aktas Elektrik Ticaret A.S.	370	36,823
Alarko Holding A.S.	141,895	310,357
Albaraka Turk Katilim Bankasi A.S.	460,235	792,236
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	118,586

1362

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TURKEY — (Continued)
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	65,631	$311,053
Anadolu Anonim Turk Sigorta Sirketi A.S.	614,995	436,292
*Anadolu Cam Sanayii A.S.	472,758	680,055
Anadolu Hayat Sigorta A.S.	84,165	251,083
Arcelik A.S.	123,550	609,814
Aselsan Elektronik Sanayi Ve Ticaret A.S.	132,362	495,978
Ayen Enerji A.S.	133,075	224,223
Aygaz A.S.	252,794	1,114,306
*Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	555,583
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	551,321
Bati Anabolu Cimento A.S.	98,558	515,903
Bolu Cimento Sanayii A.S.	239,226	258,663
Borusan Mannesmann Boru Sanayi A.S.	29,797	373,192
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	989	107,514
*Boyner Buyuk Magazacilik A.S.	189,233	267,126
Brisa Bridgestone Sabanci Lastik San ve Tic A.S.	829	51,941
Bursa Cimento Fabrikasi A.S.	173,040	555,275
Celebi Hava Servisi A.S.	36,194	393,365
Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,365,379
*Deva Holding A.S.	179,911	343,203
*Dogan Gazetecilik A.S.	114,947	238,915
Dogan Sirketler Grubu Holdings A.S.	2,092,041	1,509,468
*Dogan Yayin Holding A.S.	562,696	576,480
*Dogus Otomotiv Servis ve Ticaret A.S.	245,043	1,195,530
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	49,380	81,123
*EGE Seramik Sanayi ve Ticaret A.S.	116,858	96,684
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,324,903
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	3,281	117,288
*Finans Fin Kirala T.A.S.	145,018	252,307
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	215,818
Gentas Clenel Metal Sanayi ve Ticaret A.S.	32,968	29,738
*Global Yatirim Holding A.S.	494,766	232,788
*Goldas Kuyumculuk Sanayi A.S.	49,862	34,125
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	287,981
*Goodyear Lastikleri T.A.S.	21,850	228,828
*GSD Holding A.S.	474,404	329,999
*Gubre Fabrikalari Ticaret A.S.	42,892	310,337
*Gunes Sigorta A.S.	143,245	177,562
Haci Omer Sabanci Holding AS	—	2
Hektas Ticaret T.A.S.	16,327	14,160
Hurriyet Gazetecilik ve Matbaacilik A.S.	528,208	550,630
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	200,300
*Ihlas Holding A.S.	658,611	283,368
Is Yatirim Menkul Degerler A.S.	151,316	214,741
*Isiklar Yatirim Holding A.S.	245,801	185,393
*Izmir Demir Celik Sanayii A.S.	137,998	207,677
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	837,370	549,728
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	127,715	133,740
Karton Sanayi ve Ticaret A.S.	3,981	340,421
Konya Cimento Sanayii A.S.	4,921	459,276
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	317,012
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	169,145	423,878
Mardin Cimento Sanayii ve Ticaret A.S.	201,608	1,003,675
*Marmaris Marti Otel Isletmeleri A.S.	201,327	167,801
*Mondi Tire Kutsan Kagit Ve Ambalas Sanayii A.S.	94,425	99,410
*Mudurnu Tavukculuk A.S.	1,740	519
*Nergis Holding A.S.	1,784	4,380
*Net Holding A.S.	550,177	331,484
*Net Turizm Ticaret ve Sanayi A.S.	385,378	271,034
Nortel Networks Netas Telekomuenikasyon A.S.	13,916	507,729
Otokar Otomotive Ve Savunma Sanayi A.S.	39,067	417,948

1363

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

TURKEY — (Continued)
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	67,414	$106,321
*Petkim Petrokimya Holding A.S.	971,775	1,411,587
Pinar Entegre Et ve Un Sanayi A.S.	49,996	208,743
Pinar Sut Mamulleri Sanayii A.S.	119,566	713,728
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,431
*Reysas Logistics	100,831	251,239
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	107,974	236,213
Sekerbank T.A.S.	682,262	737,899
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	424,122	616,515
*Soda Sanayii A.S.	105,854	112,271
*Tat Konserve Sanayii A.S.	144,018	318,985
*TAV Havalimanlari Holding A.S.	310,085	1,315,443
Tekfen Holding A.S.	352,699	1,180,332
*Tekstil Bankasi A.S.	245,596	170,883
Tofas Turk Otomobil Fabrikasi A.S.	306,405	1,169,360
*Trakya Cam Sanayii A.S.	591,595	855,084
Turcas Petrol A.S.	144,981	504,749
*Turk Ekonomi Bankasi A.S.	583,643	828,752
*Turk Sise ve Cam Fabrikalari A.S.	729,010	913,570
Turk Traktor ve Ziraat Makineleri A.S.	35,080	330,044
Turkiye Sinai Kalkinma Bankasi A.S.	843,808	1,154,444
Ulker Biskuvi Sanayi A.S.	203,995	584,177
*Uzel Makina Sanayii A.S.	172,635	89,341
*Vakif Finansal Kiralama A.S.	1	3
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	138,657	328,957
*Vestel Elektronik Sanayi ve Ticaret A.S.	204,016	308,377
*Yapi Kredi Sigorta A.S.	102,412	657,073
*Zorlu Enerji Elektrik Uretim A.S.	185,561	322,263

TOTAL TURKEY		44,024,260

TOTAL COMMON STOCKS		1,465,013,089

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
Banco Alfa de Investimento SA	3,200	11,790
Banco Cruzeiro do Sul SA	30,700	192,006
Banco do Estado do Rio Grande do Sul SA	322,347	2,783,973
Banco Mercantil do Brasil SA	7,827	58,743
Bardella SA Industrias Mecanicas	1,100	100,068
#Braskem SA Preferred A Sponsored ADR	301,000	4,599,280
Centrais Electricas de Santa Catarina SA	57,900	1,121,590
Cia de Transmissao de Energia Electrica Paulista SA	6,800	186,238
Companhia de Tecidos Norte de Minas	162,342	432,900
Companhia Energetica do Ceara Coelce Series A	63,400	1,002,476
Companhia Paranaense de Energia-Copel Series B	118,595	2,564,344
Confab Industrial SA	497,154	1,450,080
Contax Participacoes SA	70,800	931,897
Eletropaulo Metropolita SA Preferred A	184,200	3,871,886
Empressa Metropolitanade Aguas e Energia SA	24,000	96,065
Energisa SA	138,800	135,738
Forjas Taurus SA	217,298	641,219
Fras-Le SA	30,300	70,117
Gol Linhas Aereas Inteligentes SA	91,900	1,277,550
*Industria de Bebidas Antarctica Polar SA	23,000	34,327
*Inepar Industria e Construcoes SA	104,570	307,384
Klabin SA	1,412,700	4,072,316
Lojas Americanas SA	224,058	1,885,410
Mahle-Metal Leve SA Industria e Comercio	28,666	521,556
Mangels Industrial SA	14,600	69,646
Marcopolo SA	335,800	1,909,256
*Net Servicos de Comunicacao SA	400,902	4,294,402
#*Net Servicos de Comunicacao SA Preferred ADR	176,445	1,910,899

1364

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Randon e Participacoes SA	319,500	$2,125,398
Rasip Agro-Pastoril SA	51,000	10,729
Sao Paulo Alpargatas SA	486,000	2,191,255
Saraiva SA Livreiros Editores	54,100	1,043,058
Schulz SA	1,800	33,671
*Sharp SA Equipamentos Eletronicos	30,200,000	343
Suzano Papel e Celullose SA	488,293	4,641,948
TAM SA	135,800	2,283,151
Ultrapar Participacoes SA	117,995	6,050,699
*Unipar Participacoes SA Class B	1,321,579	450,846
Whirlpool SA	301,516	600,015

TOTAL BRAZIL		55,964,269

CHILE — (0.0%)
Embotelladora Andina SA	7,000	25,986

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	35,894

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A2	176,957	8,344

TOTAL PREFERRED STOCKS		56,034,493

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*Inepar SA Industria e Construcoes Rights 08/27/10 (B4Q73B4)	7,887	2,018
*Inepar SA Industria e Construcoes Rights 08/27/10 (B4X8BY9)	6,396	1,455

TOTAL BRAZIL		3,473

CHINA — (0.0%)
#*HKC (Holdings), Ltd. Warrants 06/09/11	1,328,221	12,141
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	80,496	953
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	35,150	13,983

TOTAL CHINA		27,077

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	30,375	45,623
*Kirloskar Brothers, Ltd. Rights 09/30/10	73	6
*Trent, Ltd. Rights 08/20/10	4,199	132,287

TOTAL INDIA		177,916

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	699,133	6,563

MALAYSIA — (0.0%)
*Media Prima Berhad Warrants 12/31/14	51,673	9,016
*Notion VTEC Berhad Warrants 08/03/15	77,644	1,709
*OSK Holdings Berhad Warrants 09/30/12	1,696	80
*Unisem (M) Berhad Rights 08/16/10	316,972	996

TOTAL MALAYSIA		11,801

SOUTH AFRICA — (0.0%)
*Medi-Clinic Corp., Ltd. Rights 08/06/10	67,813	20,534

TAIWAN — (0.0%)
*Solelytex Enterprise Corp. Rights 08/20/10	2,010	370

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	8,472,752	36,752
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	111,980	13,462
*Sansiri PCL (Foreign) Warrants 01/20/15	1,310,583	63,753

1365

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††

THAILAND — (Continued)
*Somboon Advance Technology PCL (Foreign) Rights 09/21/10	15,849	$ 3,388
TOTAL THAILAND		117,355
TOTAL RIGHTS/WARRANTS		365,089

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $8,965,000 FNMA 3.901%(r), 02/25/39, valued at $4,721,787) to be repurchased at $4,652,074	$4,652	$4,652,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (8.7%)
§@DFA Short Term Investment Fund	144,323,177	144,323,177
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,098,438) to be repurchased at $1,076,918	$1,077	1,076,900
TOTAL SECURITIES LENDING COLLATERAL		145,400,077

TOTAL INVESTMENTS — (100.0%)
(Cost $1,251,029,293)##		$1,671,464,748

1366

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	—	—	—
Brazil	$128,727,869	—	—	$128,727,869
Chile	43,540,203	—	—	43,540,203
China	1,069,996	$186,276,214	—	187,346,210
Hungary	—	3,001,202	—	3,001,202
India	2,000,958	187,273,440	—	189,274,398
Indonesia	346,454	60,303,653	—	60,650,107
Israel	8,657	1,627,978	—	1,636,635
Malaysia	138,456	92,326,855	—	92,465,311
Mexico	69,760,028	1,468,168	—	71,228,196
Philippines	27,466	31,807,343	—	31,834,809
Poland	—	39,825,449	—	39,825,449
South Africa	377,247	156,593,231	—	156,970,478
South Korea	1,791,340	182,545,004	—	184,336,344
Taiwan	726,244	178,796,630	—	179,522,874
Thailand	50,533,337	95,407	—	50,628,744
Turkey	—	44,024,260	—	44,024,260
Preferred Stocks
Brazil	55,929,599	34,670	—	55,964,269
Chile	25,986	—	—	25,986
India	—	35,894	—	35,894
Malaysia	8,344	—	—	8,344
Rights/Warrants
Brazil	3,473	—	—	3,473
China	27,077	—	—	27,077
India	—	177,916	—	177,916
Indonesia	6,563	—	—	6,563
Malaysia	9,096	2,705	—	11,801
South Africa	20,534	—	—	20,534
Taiwan	—	370	—	370
Thailand	113,967	3,388	—	117,355
Temporary Cash Investments	—	4,652,000	—	4,652,000
Securities Lending Collateral	—	145,400,077	—	145,400,077

TOTAL	$355,192,894	$1,316,271,854	—	$1,671,464,748

See accompanying Notes to Schedules of Investments.

1367

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (93.5%)
Consumer Discretionary — (18.2%)
*AC Moore Arts & Crafts, Inc.	25,417	$62,526
Acme United Corp.	1,030	10,372
*Aldila, Inc.	6,471	26,596
*Alloy, Inc.	19,256	182,739
American Greetings Corp. Class A	62,335	1,277,244
#*AnnTaylor Stores Corp.	14,100	247,314
#*Arctic Cat, Inc.	21,666	215,577
*Ascent Media Corp.	971	26,994
*Audiovox Corp. Class A	23,489	174,993
#*AutoNation, Inc.	285,676	6,979,065
*Ballantyne Strong, Inc.	9,932	76,675
#Barnes & Noble, Inc.	39,682	514,676
*Beasley Broadcast Group, Inc.	9,802	54,597
#*Beazer Homes USA, Inc.	36,700	155,241
bebe stores, inc.	1,900	11,305
*Benihana, Inc.	3,200	21,664
#*Biglari Holdings, Inc.	3,418	992,929
*Bluegreen Corp.	14,775	43,586
Blyth, Inc.	5,625	222,469
Bob Evans Farms, Inc.	52,387	1,373,587
*Bon-Ton Stores, Inc. (The)	378	3,614
Books-A-Million, Inc.	27,100	175,608
#*Boyd Gaming Corp.	20,700	175,122
#*Brookfield Homes Corp.	39,865	296,994
Brown Shoe Co., Inc.	74,175	1,084,439
#Brunswick Corp.	26,049	440,749
*Build-A-Bear-Workshop, Inc.	30,090	182,045
#*Cabela’s, Inc.	109,175	1,702,038
*Cache, Inc.	19,900	102,684
*California Coastal Communities, Inc.	809	1,311
Callaway Golf Co.	91,170	615,398
*Cambium Learning Group, Inc.	1,537	5,318
*Canterbury Park Holding Corp.	2,755	23,307
*Carmike Cinemas, Inc.	2,268	16,579
Carnival Corp.	717,108	24,869,305
*Carriage Services, Inc.	19,056	89,182
#*Cavco Industries, Inc.	7,227	253,379
CBS Corp.	23,223	349,274
CBS Corp. Class B	708,596	10,473,049
#*Charming Shoppes, Inc.	112,182	502,575
#Chico’s FAS, Inc.	36,233	339,503
Christopher & Banks Corp.	56,231	415,547
#Churchill Downs, Inc.	3,653	132,860
#Cinemark Holdings, Inc.	35,100	512,109
*Coast Distribution System, Inc.	547	2,215
*Collective Brands, Inc.	59,190	948,224
Comcast Corp. Class A	3,570,978	69,526,942
Comcast Corp. Special Class A	1,432,185	26,438,135
#*Conn’s, Inc.	17,436	91,713
*Core-Mark Holding Co., Inc.	24,894	759,765
*Craftmade International, Inc.	2,799	16,094
CSS Industries, Inc.	15,992	288,176
*Culp, Inc.	21,913	228,333
*Cybex International, Inc.	29,933	51,784
*dELiA*s, Inc.	22,143	32,107
*Delta Apparel, Inc.	7,832	115,679
#*Destination Maternity Corp.	11,225	347,414
#Dillard’s, Inc.	120,300	2,783,742

1368

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CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*DineEquity, Inc.	37,675	$1,373,630
#*Discovery Communications, Inc. (25470F104)	115,229	4,448,992
*Discovery Communications, Inc. (25470F203)	3,937	152,637
*Discovery Communications, Inc. (25470F302)	162,790	5,596,720
*Dixie Group, Inc.	11,800	38,822
*Dorman Products, Inc.	14,657	342,094
*Dover Motorsports, Inc.	15,200	24,472
#DR Horton, Inc.	72,467	798,586
*Dress Barn, Inc. (The)	169	4,174
#*Drew Industries, Inc.	12,789	270,232
#*DSW, Inc.	234	6,227
*Duckwall-ALCO Stores, Inc.	700	9,870
#Educational Development Corp.	1,700	9,444
#Ethan Allen Interiors, Inc.	20,500	314,470
#*Exide Technologies	12,623	75,990
*Federal-Mogul Corp.	38,812	696,287
Finish Line, Inc. Class A	73,309	1,049,052
*Fisher Communications, Inc.	10,146	179,584
*Flanigan’s Enterprises, Inc.	865	5,450
Flexsteel Industries, Inc.	2,068	23,182
Foot Locker, Inc.	179,433	2,438,494
Fortune Brands, Inc.	149,626	6,565,589
Fred’s, Inc.	41,937	454,597
Frisch’s Restaurants, Inc.	600	11,790
*Full House Resorts, Inc.	700	2,226
*Furniture Brands International, Inc.	59,763	329,892
*GameTech International, Inc.	2,360	1,416
Gaming Partners International Corp.	500	3,360
#Gannett Co., Inc.	31,300	412,534
#*Gaylord Entertainment Co.	43,182	1,251,846
*Genesco, Inc.	35,745	975,481
*G-III Apparel Group, Ltd.	19,700	508,260
*Great Wolf Resorts, Inc.	37,142	82,455
#*Group 1 Automotive, Inc.	58,700	1,627,164
*Hallwood Group, Inc.	296	9,531
*Hastings Entertainment, Inc.	1,572	11,397
Haverty Furniture Cos., Inc.	38,589	467,699
*Heelys, Inc.	24,120	65,365
*Helen of Troy, Ltd.	64,389	1,542,760
*Hollywood Media Corp.	28,505	31,926
Hooker Furniture Corp.	13,559	160,267
Hot Topic, Inc.	1,540	8,147
*HSN, Inc.	60,525	1,779,435
*Iconix Brand Group, Inc.	95,450	1,571,107
#*Isle of Capri Casinos, Inc.	15,000	126,000
*J. Alexander’s Corp.	9,196	43,267
J.C. Penney Co., Inc.	200,699	4,943,216
#*JAKKS Pacific, Inc.	15,024	237,079
#Jarden Corp.	108,050	3,128,048
*Jo-Ann Stores, Inc.	42,850	1,794,986
Johnson Controls, Inc.	3,600	103,716
*Johnson Outdoors, Inc.	18,189	231,546
Jones Apparel Group, Inc.	81,193	1,416,006
*Kenneth Cole Productions, Inc. Class A	12,374	166,183
*Kid Brands, Inc.	23,676	196,984
*Kona Grill, Inc.	816	2,921
KSW, Inc.	446	1,374
#*K-Swiss, Inc. Class A	10,751	128,474
Lacrosse Footwear, Inc.	495	7,267
*Lakeland Industries, Inc.	11,757	105,931
*Lakes Entertainment, Inc.	15,730	39,640

1369

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CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Landry’s Restaurants, Inc.	23,900	$585,311
*Lazare Kaplan International, Inc.	12,780	10,991
#Lennar Corp. Class A	163,500	2,414,895
#*Liberty Global, Inc. Class A	68,111	1,992,247
#*Liberty Global, Inc. Series C	64,637	1,890,632
*Liberty Media Corp. Capital Series A	217,289	10,134,359
*Liberty Media Corp. Capital Series B	6,066	282,585
*Liberty Media Corp. Interactive Class A	882,463	9,989,481
*Liberty Media Corp. Interactive Class B	35,706	416,689
*Liberty Media-Starz Corp. Series B	1,766	97,130
#*Life Time Fitness, Inc.	27,800	1,010,808
*Lifetime Brands, Inc.	17,158	252,051
Lithia Motors, Inc.	37,982	334,242
#*Live Nation Entertainment, Inc.	147,097	1,357,705
#*Liz Claiborne, Inc.	3,900	18,486
#*Luby’s, Inc.	42,423	220,600
*M/I Homes, Inc.	37,930	400,162
Mac-Gray Corp.	13,247	143,465
Macy’s, Inc.	213,430	3,980,470
Marcus Corp.	13,932	169,970
*MarineMax, Inc.	25,977	197,425
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	124,282
#*Media General, Inc.	27,100	279,943
#Men’s Wearhouse, Inc. (The)	82,560	1,606,618
Meredith Corp.	24,602	781,114
*Meritage Homes Corp.	28,156	494,982
*Modine Manufacturing Co.	42,839	434,816
#*Mohawk Industries, Inc.	98,740	4,831,348
*Morton’s Restaurant Group, Inc.	16,226	79,345
*Movado Group, Inc.	30,500	346,480
*MTR Gaming Group, Inc.	24,135	52,132
*Multimedia Games, Inc.	34,039	142,964
*Nautilus, Inc.	23,965	47,451
*New Frontier Media, Inc.	22,735	37,058
*New York & Co., Inc.	37,502	83,629
News Corp. Class A	1,947,585	25,415,984
News Corp. Class B	937,272	13,862,253
#*O’Charley’s, Inc.	22,708	158,275
*Office Depot, Inc.	23,072	99,671
#*OfficeMax, Inc.	5,000	71,450
#*Orient-Express Hotels, Ltd.	70,348	640,870
*Outdoor Channel Holdings, Inc.	40,604	230,631
Oxford Industries, Inc.	4,456	99,814
*Palm Harbor Homes, Inc.	1,673	3,764
#*Penske Automotive Group, Inc.	53,206	744,884
Pep Boys - Manny, Moe & Jack (The)	81,600	783,360
*Perry Ellis International, Inc.	28,161	630,525
Phillips-Van Heusen Corp.	52,021	2,699,370
*Pinnacle Entertainment, Inc.	94,530	1,025,650
#*Pulte Group, Inc.	73,084	641,678
#*Radio One, Inc.	34,176	37,594
*RC2 Corp.	14,819	245,254
*Red Lion Hotels Corp.	27,976	208,421
#*Red Robin Gourmet Burgers, Inc.	41,775	891,478
#Regis Corp.	56,300	857,449
*Rent-A-Center, Inc.	63,897	1,405,095
*Retail Ventures, Inc.	80,824	783,185
*REX American Resources Corp.	4,050	65,002
RG Barry Corp.	700	8,295
*Rick’s Cabaret International, Inc.	9,575	73,632
*Rocky Brands, Inc.	10,229	81,525

1370

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CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
#*Royal Caribbean Cruises, Ltd.	322,500	$9,307,350
*Rubio’s Restaurants, Inc.	8,026	69,505
*Ruby Tuesday, Inc.	21,400	218,708
*Saga Communications, Inc.	6,520	146,048
#*Saks, Inc.	51,700	424,457
*Salem Communications Corp.	5,831	19,884
#Scholastic Corp.	38,300	970,139
#*Sears Holdings Corp.	143,450	10,184,950
Service Corp. International	274,256	2,336,661
*Shiloh Industries, Inc.	25,710	248,873
*Shoe Carnival, Inc.	31,193	656,613
*Sinclair Broadcast Group, Inc. Class A	76,006	459,076
#*Skechers U.S.A., Inc. Class A	49,610	1,840,035
Skyline Corp.	5,123	102,870
Spartan Motors, Inc.	16,427	70,472
Speedway Motorsports, Inc.	71,117	975,725
*Sport Chalet, Inc. Class A	875	1,942
*Sport Chalet, Inc. Class B	299	733
Sport Supply Group, Inc.	14,544	196,926
Stage Stores, Inc.	60,550	666,050
Standard Motor Products, Inc.	26,500	259,700
#*Standard Pacific Corp.	101,331	405,324
*Stanley Furniture, Inc.	12,564	48,120
*Steinway Musical Instruments, Inc.	10,229	199,261
#Stewart Enterprises, Inc.	65,424	351,327
*Stoneridge, Inc.	11,609	124,332
*Strattec Security Corp.	5,556	115,731
Superior Industries International, Inc.	40,100	577,039
*Syms Corp.	5,500	41,085
#Systemax, Inc.	7,773	127,166
*Tandy Brands Accessories, Inc.	10,432	38,598
Tandy Leather Factory, Inc.	500	2,150
*Timberland Co. Class A	3,300	58,146
Time Warner Cable, Inc.	693,942	39,672,664
Time Warner, Inc.	1,534,860	48,286,696
#*Toll Brothers, Inc.	203,299	3,529,271
*Trans World Entertainment Corp.	5,781	10,637
*TRW Automotive Holdings Corp.	153,112	5,372,700
#*Tuesday Morning Corp.	60,500	263,780
*Unifi, Inc.	163,482	640,849
#*Vail Resorts, Inc.	4,470	169,324
#Walt Disney Co. (The)	1,135,556	38,256,882
Washington Post Co.	4,880	2,051,991
#*West Marine, Inc.	26,563	275,724
#Whirlpool Corp.	88,001	7,330,483
Williams-Sonoma, Inc.	11,805	315,312
Wyndham Worldwide Corp.	240,716	6,145,479

Total Consumer Discretionary		486,041,515

Consumer Staples — (6.6%)
Andersons, Inc. (The)	9,900	340,263
Archer-Daniels-Midland Co.	696,262	19,049,728
B&G Foods, Inc.	53,573	614,482
Bunge, Ltd.	101,700	5,049,405
*Cagle’s, Inc. Class A	955	7,191
CCA Industries, Inc.	8,323	43,696
*Central European Distribution Corp.	57,775	1,506,194
*Central Garden & Pet Co.	37,832	393,831
*Central Garden & Pet Co. Class A	44,862	453,555
#*Chiquita Brands International, Inc.	70,190	1,030,389
*Constellation Brands, Inc. Class A	197,663	3,372,131

1371

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Constellation Brands, Inc. Class B	12,715	$216,155
Corn Products International, Inc.	62,117	2,070,981
#*Craft Brewers Alliance, Inc.	2,546	12,195
CVS Caremark Corp.	1,453,054	44,594,227
Del Monte Foods Co.	342,870	4,759,036
Dr Pepper Snapple Group, Inc.	70,494	2,647,050
*Elizabeth Arden, Inc.	22,200	344,766
Farmer Brothers Co.	20,418	344,656
Griffin Land & Nurseries, Inc. Class A	1,500	45,225
#*Hain Celestial Group, Inc.	63,205	1,331,097
*Harbinger Group, Inc.	3,064	19,610
#*HQ Sustainable Maritime Industries, Inc.	10,070	42,798
#Imperial Sugar Co.	10,122	121,464
Ingles Markets, Inc.	9,998	162,567
Inter Parfums, Inc.	3,525	61,511
J.M. Smucker Co.	105,804	6,499,540
#*John B. Sanfilippo & Son, Inc.	9,100	127,764
Kraft Foods, Inc.	1,659,506	48,474,170
*Mannatech, Inc.	13,238	36,007
*MGP Ingredients, Inc.	7,785	59,010
Molson Coors Brewing Co.	190,750	8,585,658
Molson Coors Brewing Co. Class A	1,908	83,008
*Nutraceutical International Corp.	18,915	297,911
Oil-Dri Corp. of America	236	5,164
*Omega Protein Corp.	33,225	172,770
*Pantry, Inc.	21,483	386,694
*Parlux Fragrances, Inc.	556	1,262
*Physicians Formula Holdings, Inc.	947	3,338
*Prestige Brands Holdings, Inc.	116,810	960,178
*Ralcorp Holdings, Inc.	59,647	3,483,385
Safeway, Inc.	184,398	3,787,535
*Seneca Foods Corp. Class B	300	9,303
#*Smart Balance, Inc.	65,406	249,851
*Smithfield Foods, Inc.	185,173	2,638,715
Spartan Stores, Inc.	11,894	170,798
#SUPERVALU, Inc.	191,716	2,162,556
*Susser Holdings Corp.	13,751	165,150
Tasty Baking Co.	8,132	53,915
Tyson Foods, Inc. Class A	405,030	7,092,075
#Universal Corp.	18,490	820,032
#*Winn-Dixie Stores, Inc.	92,300	905,463

Total Consumer Staples		175,865,455

Energy — (13.4%)
Adams Resources & Energy, Inc.	6,758	141,918
#*Allis-Chalmers Energy, Inc.	10,958	28,600
#Alon USA Energy, Inc.	40,092	276,234
Anadarko Petroleum Corp.	845,068	41,543,543
Apache Corp.	80,277	7,672,876
*Approach Resources, Inc.	7,782	52,451
*Atlas Energy, Inc.	6,703	198,342
#*ATP Oil & Gas Corp.	38,800	409,728
Baker Hughes, Inc.	8,291	400,207
*Barnwell Industries, Inc.	5,190	14,792
*Basic Energy Services, Inc.	58,596	549,045
#Berry Petroleum Corp. Class A	24,211	721,972
*Bill Barrett Corp.	18,677	660,792
#*Bristow Group, Inc.	41,500	1,387,345
*Bronco Drilling Co., Inc.	19,635	74,613
Cabot Oil & Gas Corp.	15,905	484,625
*Cal Dive International, Inc.	53,900	319,088

1372

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
Chesapeake Energy Corp.	701,800	$14,758,854
Chevron Corp.	156,159	11,900,877
Cimarex Energy Co.	105,300	7,252,011
#*Complete Production Services, Inc.	68,227	1,313,370
ConocoPhillips	1,725,553	95,285,037
#*CVR Energy, Inc.	8,500	68,850
Delek US Holdings, Inc.	68,089	510,668
Devon Energy Corp.	16,022	1,001,215
*Double Eagle Petroleum Co.	3,969	16,868
#*Exterran Holdings, Inc.	66,789	1,781,263
Exxon Mobil Corp.	167,229	9,980,227
General Maritime Corp.	12,382	69,215
#*Geokinetics, Inc.	8,070	35,589
*GeoMet, Inc.	9,134	9,225
*GeoResources, Inc.	7,525	111,596
*Global Industries, Ltd.	15,300	72,522
*Gulfmark Offshore, Inc.	37,045	1,090,605
#*Harvest Natural Resources, Inc.	32,900	273,070
*Helix Energy Solutions Group, Inc.	93,310	876,181
Helmerich & Payne, Inc.	81,404	3,299,304
*Hercules Offshore, Inc.	83,800	212,852
Hess Corp.	378,130	20,263,987
*HKN, Inc.	15,681	48,141
Holly Corp.	8,300	221,859
#*Hornbeck Offshore Services, Inc.	9,800	164,934
#*International Coal Group, Inc.	107,351	483,080
*Key Energy Services, Inc.	56,774	548,437
Marathon Oil Corp.	856,737	28,657,853
*Mitcham Industries, Inc.	6,824	50,156
*Nabors Industries, Ltd.	276,982	5,099,239
National-Oilwell, Inc.	453,212	17,747,782
*Natural Gas Services Group, Inc.	16,360	270,758
*Newfield Exploration Co.	18,378	982,488
*Newpark Resources, Inc.	101,220	808,748
Noble Energy, Inc.	123,077	8,253,544
*Oil States International, Inc.	46,600	2,140,804
*OMNI Energy Services Corp.	1,000	2,690
Overseas Shipholding Group, Inc.	31,709	1,243,944
*OYO Geospace Corp.	2,501	133,854
*Parker Drilling Co.	97,200	406,296
#*Patriot Coal Corp.	52,400	631,944
Patterson-UTI Energy, Inc.	120,725	1,983,512
*Petroleum Development Corp.	13,471	392,545
*PHI, Inc. Non-Voting	23,117	367,329
*PHI, Inc. Voting	1,099	18,562
*Pioneer Drilling Co.	67,927	449,677
#Pioneer Natural Resources Co.	164,693	9,539,019
*Plains Exploration & Production Co.	162,430	3,662,796
*Pride International, Inc.	119,278	2,837,624
*QEP Resources, Inc.	66,253	2,280,428
*Rosetta Resources, Inc.	79,112	1,746,002
*Rowan Cos., Inc.	121,067	3,058,152
*SEACOR Holdings, Inc.	36,653	3,035,601
*Seahawk Drilling, Inc.	4,602	45,698
Smith International, Inc.	106,785	4,429,442
Southern Union Co.	—	—
*Stone Energy Corp.	16,671	196,051
Sunoco, Inc.	123,498	4,405,174
*Swift Energy Corp.	34,730	900,549
*T-3 Energy Services, Inc.	6,925	175,618
#Tesoro Petroleum Corp.	122,780	1,585,090

1373

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
*Tetra Technologies, Inc.	36,718	$382,602
*TGC Industries, Inc.	826	2,808
Tidewater, Inc.	42,807	1,754,231
*Union Drilling, Inc.	28,464	168,792
#*Unit Corp.	57,000	2,331,300
#*USEC, Inc.	163,200	902,496
Valero Energy Corp.	655,699	11,140,326
#*Western Refining, Inc.	55,400	293,620
#*Whiting Petroleum Corp.	69,755	6,139,138
*Willbros Group, Inc.	3,700	33,855

Total Energy		357,274,145

Financials — (23.9%)
1st Source Corp.	47,185	867,732
21st Century Holding Co.	16,867	64,432
Abington Bancorp, Inc.	62,892	599,990
Access National Corp.	200	1,184
*Affirmative Insurance Holdings, Inc.	14,714	57,532
*Allegheny Corp.	9,815	2,946,659
Alliance Bancorp, Inc. of Pennsylvania	500	4,175
Allstate Corp. (The)	574,590	16,226,422
Alterra Capital Holdings, Ltd.	4,295	83,108
#*American Capital, Ltd.	179,743	932,866
#American Equity Investment Life Holding Co.	88,700	957,960
American Financial Group, Inc.	199,200	5,870,424
*American Independence Corp.	866	4,330
American National Insurance Co.	48,061	3,762,215
*American River Bankshares	634	4,520
*American Safety Insurance Holdings, Ltd.	13,750	226,875
#*AmeriCredit Corp.	167,859	4,047,080
Ameriprise Financial, Inc.	16,686	707,320
*Ameris Bancorp	36,441	358,579
*AmeriServe Financial, Inc.	33,075	62,512
#*Arch Capital Group, Ltd.	25,605	2,003,847
Argo Group International Holdings, Ltd.	34,700	1,080,558
Aspen Insurance Holdings, Ltd.	89,116	2,437,323
*Asset Acceptance Capital Corp.	5,628	25,270
Associated Banc-Corp.	150,030	2,038,908
Assured Guaranty, Ltd.	122,989	1,930,927
Asta Funding, Inc.	7,977	72,192
*Atlantic Coast Federal Corp.	2,955	6,235
*Avatar Holdings, Inc.	21,050	421,211
Axis Capital Holdings, Ltd.	96,915	3,020,841
*B of I Holding, Inc.	16,455	257,027
Baldwin & Lyons, Inc.	300	6,755
Baldwin & Lyons, Inc. Class B	8,421	188,125
Bancorp Rhode Island, Inc.	14	409
*Bancorp, Inc.	14,041	106,010
#*BancTrust Financial Group, Inc.	34,553	106,423
Bank Mutual Corp.	59,648	350,730
Bank of America Corp.	6,774,365	95,112,085
Bank of New York Mellon Corp. (The)	213,432	5,350,740
#*BankAtlantic Bancorp, Inc.	61,012	98,229
BankFinancial Corp.	43,669	387,781
Banner Corp.	13,022	30,602
BB&T Corp.	97,380	2,417,945
BCB Bancorp, Inc.	2,200	18,260
Berkshire Hills Bancorp, Inc.	22,974	463,845
BlackRock, Inc.	9,400	1,480,406
Boston Private Financial Holdings, Inc.	85,168	562,960
Brookline Bancorp, Inc.	23,727	229,677

1374

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
*Cadence Financial Corp.	24,680	$38,994
#Capital City Bank Group, Inc.	16,636	230,076
Capital One Financial Corp.	570,340	24,142,492
Capital Southwest Corp.	7,359	653,626
CapitalSource, Inc.	117,080	629,890
#*Capitol Bancorp, Ltd.	8,339	11,424
Cardinal Financial Corp.	6,291	64,294
Carver Bancorp, Inc.	600	3,900
#*Cascade Financial Corp.	2,879	1,066
Cathay General Bancorp	50,900	598,584
*Center Financial Corp.	34,048	176,028
*Central Jersey Bancorp	6,349	46,475
*Centrue Financial Corp.	300	417
Century Bancorp, Inc. Class A	1,096	23,542
CFS Bancorp, Inc.	14,148	67,627
Chemical Financial Corp.	14,175	318,229
*Chicopee Bancorp, Inc.	1,000	11,380
Chubb Corp.	168,245	8,854,734
Cincinnati Financial Corp.	208,205	5,736,048
*Citigroup, Inc.	6,984,581	28,636,782
Citizens Community Bancorp, Inc.	10,355	39,660
Citizens South Banking Corp.	1,842	10,334
CME Group, Inc.	76,377	21,293,908
#*CNA Financial Corp.	313,566	8,798,662
*CNA Surety Corp.	59,978	1,034,621
#*CNO Financial Group, Inc.	60	322
#CoBiz Financial, Inc.	37,574	237,092
Codorus Valley Bancorp, Inc.	115	958
#*Colony Bankcorp, Inc.	200	1,190
Columbia Banking System, Inc.	47,827	874,278
Comerica, Inc.	195,322	7,492,552
#Community Bank System, Inc.	700	17,325
*Community West Bancshares	400	1,056
*CompuCredit Holdings Corp.	59,468	301,503
*Crescent Financial Corp.	18,440	50,710
#Delphi Financial Group, Inc. Class A	29,350	761,632
Discover Financial Services	92,648	1,414,735
Donegal Group, Inc. Class A	34,782	409,036
Donegal Group, Inc. Class B	300	4,780
#*Doral Financial Corp.	11,332	27,877
East West Bancorp, Inc.	100,365	1,564,690
Eastern Insurance Holdings, Inc.	23,326	267,782
Eastern Virginia Bankshares, Inc.	560	2,229
EMC Insurance Group, Inc.	20,727	463,456
#*Encore Bancshares, Inc.	7,213	67,514
*Encore Capital Group, Inc.	24,575	540,650
Endurance Specialty Holdings, Ltd.	76,288	2,943,954
Enterprise Bancorp, Inc.	194	2,163
Enterprise Financial Services Corp.	16,205	165,939
ESB Financial Corp.	892	12,604
ESSA Bancorp, Inc.	12,235	155,629
Evans Bancorp, Inc.	1,681	21,853
Everest Re Group, Ltd.	45,041	3,496,082
#F.N.B. Corp.	135,507	1,161,295
Farmers Capital Bank Corp.	1,547	8,029
FBL Financial Group, Inc. Class A	40,435	917,470
Federal Agricultural Mortgage Corp.	9,309	139,076
#Federal Agricultural Mortgage Corp. Class A	177	2,124
Fidelity Bancorp, Inc.	400	2,116
Fidelity National Financial, Inc.	81,681	1,206,428
#*Fidelity Southern Corp.	6,485	42,284

1375

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Fifth Third Bancorp	672,232	$8,544,069
Financial Institutions, Inc.	4,728	89,690
*First Acceptance Corp.	39,006	67,090
#*First Bancorp (318672102)	56,576	31,965
First Bancorp (318910106)	14,510	242,172
*First Bancshares, Inc. (318687100)	400	3,366
First Bancshares, Inc. (318916103)	300	2,301
First Busey Corp.	26,436	121,341
First Business Financial Services, Inc.	482	4,555
First Citizens BancShares, Inc.	13,779	2,604,369
First Defiance Financial Corp.	10,257	102,365
#First Federal Bancshares of Arkansas, Inc.	380	703
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,486
First Financial Holdings, Inc.	14,857	186,901
First Financial Northwest, Inc.	26,672	121,624
First Financial Service Corp.	900	5,985
*First Franklin Corp.	205	1,531
#*First Horizon National Corp.	19,048	218,481
#First M&F Corp.	100	395
First Merchants Corp.	32,030	278,020
First Mercury Financial Corp.	23,264	266,605
First Midwest Bancorp, Inc.	39,248	493,740
First Niagara Financial Group, Inc.	52,791	707,927
First Pactrust Bancorp, Inc.	900	8,658
First Place Financial Corp.	21,198	76,949
First Security Group, Inc.	17,516	34,156
First South Bancorp, Inc.	2,786	32,986
First United Corp.	400	1,576
*FirstCity Financial Corp.	5,872	42,572
Flagstone Reinsurance Holdings SA	42,128	465,093
Flushing Financial Corp.	30,165	376,158
#*FNB United Corp.	20,714	10,357
#*Forest City Enterprises, Inc. Class A	16,499	209,537
*FPIC Insurance Group, Inc.	12,323	364,145
Fulton Financial Corp.	65,205	594,018
German American Bancorp, Inc.	11,275	188,856
GFI Group, Inc.	3,218	18,954
*Global Indemnity P.L.C.	10,164	154,696
Great Southern Bancorp, Inc.	5,400	118,422
#*Greene Bancshares, Inc.	25,269	253,448
*Greenlight Capital Re, Ltd.	2,458	63,392
GS Financial Corp.	400	4,560
*Guaranty Bancorp.	88,227	97,932
*Guaranty Federal Bancshares, Inc.	1,684	10,155
*Hallmark Financial Services, Inc.	27,634	280,209
Hampden Bancorp, Inc.	5,886	58,625
#Hanover Insurance Group, Inc.	94,280	4,132,292
*Harris & Harris Group, Inc.	162	659
Hartford Financial Services Group, Inc.	441,394	10,333,034
HCC Insurance Holdings, Inc.	51,401	1,342,594
Heartland Financial USA, Inc.	6,969	123,073
*Heritage Commerce Corp.	24,571	88,210
*Heritage Financial Corp.	4,957	73,611
HF Financial Corp.	400	3,880
*Hilltop Holdings, Inc.	21,381	222,149
Hingham Institution for Savings	500	18,805
*HMN Financial, Inc.	3,996	17,782
Home Federal Bancorp, Inc.	17,473	228,023
HopFed Bancorp, Inc.	6,519	61,996
Horace Mann Educators Corp.	54,928	923,889
Horizon Bancorp	300	6,675

1376

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Huntington Bancshares, Inc.	400,935	$2,429,666
Independence Holding Co.	22,770	145,956
Indiana Community Bancorp	2,029	25,413
Infinity Property & Casualty Corp.	28,168	1,353,191
#*Intervest Bancshares Corp.	4,036	13,278
Invesco, Ltd.	79,300	1,549,522
*Investment Technology Group, Inc.	1,600	25,136
Investors Title Co.	1,169	32,837
Jones Lang LaSalle, Inc.	18,654	1,444,939
JPMorgan Chase & Co.	977,068	39,356,299
#Kentucky First Federal Bancorp	2,800	25,620
KeyCorp	726,182	6,143,500
#Lakeland Bancorp, Inc.	14,367	128,872
Landmark Bancorp, Inc.	1,620	26,511
Legacy Bancorp, Inc.	21,709	177,905
#Legg Mason, Inc.	160,017	4,622,891
Lincoln National Corp.	460,953	12,003,216
LNB Bancorp, Inc.	12,489	62,570
Loews Corp.	747,772	27,779,730
*Louisiana Bancorp, Inc.	5,606	81,287
LSB Corp.	2,605	54,158
#M&T Bank Corp.	52,565	4,591,027
#*Macatawa Bank Corp.	19,463	35,617
*Magyar Bancorp, Inc.	500	2,275
MainSource Financial Group, Inc.	48,066	362,418
*Marlin Business Services Corp.	15,208	170,025
Marshall & Ilsley Corp.	359,729	2,528,895
#MB Financial, Inc.	2,100	36,414
#*MBIA, Inc.	337,600	2,930,368
#*MBT Financial Corp.	23,713	42,209
Meadowbrook Insurance Group, Inc.	106,876	978,984
Medallion Financial Corp.	24,860	174,269
#*Mercantile Bancorp, Inc.	163	456
Mercantile Bank Corp.	3,316	17,873
Mercer Insurance Group, Inc.	14,986	249,966
*Meridian Interstate Bancorp, Inc.	3,096	33,499
#Meta Financial Group, Inc.	1,251	40,307
MetLife, Inc.	875,730	36,833,204
*Metro Bancorp, Inc.	1,530	19,446
*MetroCorp Bancshares, Inc.	2,250	6,412
*MF Global Holdings, Ltd.	53,200	342,076
*MGIC Investment Corp.	30,175	259,203
MicroFinancial, Inc.	5,900	23,600
MidWestOne Financial Group, Inc.	541	8,110
Morgan Stanley	11,442	308,820
MutualFirst Financial, Inc.	2,300	16,974
*Nara Bancorp, Inc.	16,824	120,628
#*National Financial Partners Corp.	33,400	358,382
National Penn Bancshares, Inc.	56,814	378,381
National Western Life Insurance Co. Class A	900	138,744
*Navigators Group, Inc. (The)	6,082	259,276
Nelnet, Inc. Class A	7,100	143,136
*New Century Bancorp, Inc.	600	3,471
New Hampshire Thrift Bancshares, Inc.	3,667	37,073
New Westfield Financial, Inc.	15,130	124,217
#New York Community Bancorp, Inc.	2,400	41,424
NewAlliance Bancshares, Inc.	169,860	2,067,196
*NewBridge Bancorp	6,172	23,268
*Newport Bancorp, Inc.	700	8,708
#*NewStar Financial, Inc.	52,121	378,398
*North Valley Bancorp	4,538	8,441

1377

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Northeast Community Bancorp, Inc.	18,190	$103,683
#Northfield Bancorp, Inc.	717	9,242
Northrim Bancorp, Inc.	6,379	112,270
NYMAGIC, Inc.	12,875	328,312
NYSE Euronext, Inc.	255,331	7,396,939
*Ocwen Financial Corp.	2,100	22,176
Old Republic International Corp.	333,632	4,173,736
#Old Second Bancorp, Inc.	16,016	22,262
OneBeacon Insurance Group, Ltd.	14,500	230,405
Osage Bancshares, Inc.	600	4,875
#*Pacific Mercantile Bancorp	16,756	64,511
*Pacific Premier Bancorp, Inc.	200	860
Parkvale Financial Corp.	102	792
PartnerRe, Ltd.	32,240	2,333,209
#*Patriot National Bancorp	2,700	5,346
#*Penson Worldwide, Inc.	33,200	178,616
Peoples Bancorp of North Carolina	300	1,551
#Peoples Bancorp, Inc.	19,292	332,787
#*PHH Corp.	91,687	1,825,488
*PICO Holdings, Inc.	4,050	126,927
#*Pinnacle Financial Partners, Inc.	27,599	278,474
*PMA Capital Corp.	38,457	258,046
#PNC Financial Services Group, Inc.	153,526	9,117,909
Porter Bancorp, Inc.	1,654	17,946
#*Preferred Bank	9,898	18,806
Premier Financial Bancorp, Inc.	1,301	8,287
Presidential Life Corp.	29,727	291,622
#Princeton National Bancorp, Inc.	1,100	6,490
*ProAssurance Corp.	9,436	561,536
Prosperity Bancshares, Inc.	21,071	713,885
Protective Life Corp.	75,553	1,699,187
Provident Financial Holdings, Inc.	544	3,346
Provident Financial Services, Inc.	97,245	1,245,708
Provident New York Bancorp	79,163	734,633
#Prudential Financial, Inc.	285,200	16,339,108
#Pulaski Financial Corp.	5,450	36,570
Radian Group, Inc.	217,050	1,866,630
Regions Financial Corp.	1,281,830	9,395,814
Reinsurance Group of America, Inc.	169,166	8,116,585
#Renasant Corp.	53,507	815,982
Resource America, Inc.	19,388	84,338
#*Riverview Bancorp, Inc.	17,087	34,174
Rome Bancorp, Inc.	12,761	116,763
#*Royal Bancshares of Pennsylvania, Inc. Class A	133	335
Safety Insurance Group, Inc.	19,758	774,514
Sanders Morris Harris Group, Inc.	55,486	305,173
Sandy Spring Bancorp, Inc.	30,476	516,263
Savannah Bancorp, Inc. (The)	2,998	29,230
SeaBright Holdings, Inc.	50,802	416,068
#*Seacoast Banking Corp. of Florida	11,965	16,272
Selective Insurance Group, Inc.	82,800	1,288,368
SI Financial Group, Inc.	6,062	40,918
Simmons First National Corp.	5,028	132,488
Somerset Hills Bancorp	4,317	36,047
*Southcoast Financial Corp.	100	310
*Southern Community Financial Corp.	29,890	59,481
*Southern First Bancshares, Inc.	915	5,499
Southern Missouri Bancorp, Inc.	41	642
#Southwest Bancorp, Inc.	31,985	465,382
State Auto Financial Corp.	68,262	1,073,761
StellarOne Corp.	24,095	326,969

1378

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
#Stewart Information Services Corp.	14,703	$146,883
*Stratus Properties, Inc.	3,069	29,340
Student Loan Corp.	1,100	27,610
*Sun Bancorp, Inc.	23,158	123,664
SunTrust Banks, Inc.	592,572	15,377,243
*Superior Bancorp	5,362	9,544
Susquehanna Bancshares, Inc.	124,870	1,080,126
#*Taylor Capital Group, Inc.	13,335	132,550
Teche Holding Co.	600	16,920
#*Tennessee Commerce Bancorp, Inc.	693	3,915
TF Financial Corp.	600	12,420
Timberland Bancorp, Inc.	2,600	10,270
#TowneBank	5,928	91,291
Transatlantic Holdings, Inc.	91,903	4,393,882
Travelers Cos., Inc. (The)	627,163	31,640,373
*Tree.com, Inc.	5,129	36,929
Umpqua Holdings Corp.	82,323	1,031,507
Unico American Corp.	1,900	17,528
Union First Market Bankshares Corp.	14,832	210,614
#United Bankshares, Inc.	2,100	53,613
*United Community Banks, Inc.	43,448	134,689
United Financial Bancorp, Inc.	18,735	278,964
United Fire & Casualty Co.	41,412	887,873
*United PanAm Financial Corp.	14,353	62,436
*United Security Bancshares	348	1,462
Unitrin, Inc.	90,527	2,515,745
*Unity Bancorp, Inc.	3,306	17,356
Unum Group	530,100	12,096,882
Validus Holdings, Ltd.	74,341	1,846,630
*Virginia Commerce Bancorp, Inc.	38,257	245,227
VIST Financial Corp.	271	2,111
Washington Banking Co.	1,403	20,217
Washington Federal, Inc.	102,994	1,792,096
*Waterstone Financial, Inc.	1,300	5,187
Webster Financial Corp.	44,870	836,377
WesBanco, Inc.	34,359	596,129
Wesco Financial Corp.	12,560	4,256,584
*West Bancorporation, Inc.	19,199	128,441
West Coast Bancorp	489	1,247
#*Western Alliance Bancorp	28,882	209,972
White Mountains Insurance Group, Ltd.	18,685	5,868,024
#White River Capital, Inc.	300	4,380
Whitney Holding Corp.	61,531	499,632
Wilshire Bancorp, Inc.	11,306	85,134
Wintrust Financial Corp.	14,914	464,124
WR Berkley Corp.	21,887	591,168
WSB Holdings, Inc.	100	310
Yadkin Valley Financial Corp.	16,810	49,421
Zions Bancorporation	156,780	3,478,948
*ZipRealty, Inc.	10,228	27,616

Total Financials		636,892,086

Health Care — (5.0%)
*A.D.A.M., Inc.	5,620	18,096
*Accelrys, Inc.	51,855	365,578
Aetna, Inc.	503,313	14,017,267
*Affymetrix, Inc.	8,578	41,946
*Albany Molecular Research, Inc.	35,737	232,291
#*Alere, Inc.	74,130	2,085,277
*Allied Healthcare International, Inc.	65,062	161,354
*Allied Healthcare Products, Inc.	1,000	3,320

1379

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
*American Dental Partners, Inc.	24,799	$284,197
*Amsurg Corp.	28,998	531,243
Analogic Corp.	8,599	390,997
*AngioDynamics, Inc.	37,093	571,603
*Anika Therapeutics, Inc.	17,185	100,704
#*ARCA Biopharma, Inc.	440	1,646
#*Arena Pharmaceuticals, Inc.	6,100	48,495
Arrhythmia Research Technology, Inc.	1,200	6,000
#*Assisted Living Concepts, Inc.	14,487	455,761
*BioClinica, Inc.	9,550	38,678
*BioScrip, Inc.	37,700	160,225
*BMP Sunstone Corp.	8,109	53,519
*Boston Scientific Corp.	1,019,920	5,711,552
*Brookdale Senior Living, Inc.	48,339	685,447
*Cambrex Corp.	20,300	72,065
Cantel Medical Corp.	8,807	139,855
*Capital Senior Living Corp.	45,270	244,458
Cardinal Health, Inc.	130,497	4,211,138
*CareFusion Corp.	207,163	4,364,924
*Celera Corp.	39,414	263,680
#*Community Health Systems, Inc.	88,714	2,876,995
*Conmed Corp.	43,239	831,486
Cooper Cos., Inc.	52,556	2,042,326
*Coventry Health Care, Inc.	138,156	2,739,633
*Cross Country Healthcare, Inc.	35,618	316,288
*Cutera, Inc.	22,757	177,960
Daxor Corp.	545	5,387
*Digirad Corp.	26,648	48,766
#*Dynacq Healthcare, Inc.	909	2,082
*Five Star Quality Care, Inc.	21,100	77,015
*Gentiva Health Services, Inc.	28,510	588,161
*Greatbatch, Inc.	17,658	398,718
*Health Net, Inc.	103,073	2,427,369
*HealthSpring, Inc.	86,917	1,634,040
*Healthways, Inc.	20,167	287,178
#Hill-Rom Holdings, Inc.	30,037	992,422
#*Hologic, Inc.	288,724	4,082,557
*Humana, Inc.	158,620	7,458,312
*IntegraMed America, Inc.	3,874	31,728
Invacare Corp.	26,628	634,545
*InVentiv Health, Inc.	2,629	68,196
*Kendle International, Inc.	11,329	139,460
Kewaunee Scientific Corp.	1,631	18,447
*Kindred Healthcare, Inc.	43,118	573,469
*King Pharmaceuticals, Inc.	426,520	3,736,315
#*LCA-Vision, Inc.	25,865	134,239
*LeMaitre Vascular, Inc.	5,200	31,408
*LifePoint Hospitals, Inc.	82,208	2,541,049
#*Martek Biosciences Corp.	18,270	378,006
*Maxygen, Inc.	5,200	32,292
*MedCath Corp.	30,744	272,392
*Medical Action Industries, Inc.	31,829	436,057
#*MediciNova, Inc.	623	3,015
#Medicis Pharmaceutical Corp. Class A	600	15,210
*MEDTOX Scientific, Inc.	13,327	152,861
*Misonix, Inc.	4,083	8,329
#*Molina Healthcare, Inc.	12,070	359,807
*Nighthawk Radiology Holdings, Inc.	7,885	23,340
*NovaMed, Inc.	10,734	88,556
Omnicare, Inc.	197,388	4,861,666
*Osteotech, Inc.	24,810	94,030

1380

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
*Palomar Medical Technologies, Inc.	2,988	$33,346
*PDI, Inc.	20,276	162,816
PerkinElmer, Inc.	6,600	128,436
*Prospect Medical Holdings, Inc.	15,011	109,430
*Psychiatric Solutions, Inc.	47,848	1,585,683
*Regeneration Technologies, Inc.	35,087	101,401
#*Res-Care, Inc.	40,983	402,453
*Sirona Dental Systems, Inc.	14,531	447,264
*Skilled Healthcare Group, Inc.	29,820	79,321
*Spectranetics Corp.	1,341	6,920
*SRI/Surgical Express, Inc.	2,127	6,870
*Sun Healthcare Group, Inc.	26,710	221,159
*SunLink Health Systems, Inc.	1,750	3,990
*Symmetry Medical, Inc.	33,628	327,200
Teleflex, Inc.	20,571	1,165,759
*Theragenics Corp.	21,383	25,873
*Thermo Fisher Scientific, Inc.	475,841	21,346,227
*TomoTherapy, Inc.	25,707	85,604
*Triple-S Management Corp.	13,854	275,418
*Universal American Corp.	85,628	1,433,413
#*Viropharma, Inc.	72,554	955,536
*Vital Images, Inc.	20,078	294,946
*WellCare Health Plans, Inc.	19,800	510,642
*WellPoint, Inc.	501,340	25,427,965
Young Innovations, Inc.	2,745	73,292

Total Health Care		132,093,392

Industrials — (12.3%)
*A.T. Cross Co.	18,431	102,292
*AAR Corp.	15,400	258,720
#Aceto Corp.	12,993	88,612
Aircastle, Ltd.	54,200	495,388
Alamo Group, Inc.	25,037	586,617
*Alaska Air Group, Inc.	59,445	3,066,768
Albany International Corp.	16,661	305,729
Alexander & Baldwin, Inc.	66,441	2,229,096
*Allied Defense Group, Inc.	10,969	36,746
*Allied Motion Technologies, Inc.	262	1,127
*Amerco, Inc.	30,877	2,104,885
*American Railcar Industries, Inc.	21,641	295,400
*American Reprographics Co.	5,977	53,195
Ameron International Corp.	7,300	448,512
*AMREP Corp.	966	11,563
Apogee Enterprises, Inc.	25,200	283,752
Applied Industrial Technologies, Inc.	53,325	1,493,100
Arkansas Best Corp.	25,200	568,764
#*Armstrong World Industries, Inc.	94,043	3,438,212
*ATC Technology Corp.	3,885	93,162
*Atlas Air Worldwide Holdings, Inc.	2,100	122,808
#Baldor Electric Co.	19,655	751,214
Barnes Group, Inc.	42,700	784,826
Barrett Business Services, Inc.	14,200	212,432
*BE Aerospace, Inc.	16,300	479,220
*BlueLinx Holdings, Inc.	43,341	160,795
Bowne & Co., Inc.	23,251	262,969
Briggs & Stratton Corp.	31,600	599,452
*BTU International, Inc.	1,600	8,960
*C&D Technologies, Inc.	21,807	18,754
*CAI International, Inc.	12,599	164,669
Cascade Corp.	10,500	400,785
*Casella Waste Systems, Inc.	5,416	21,610

1381

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
CDI Corp.	47,511	$798,185
*CECO Environmental Corp.	8,829	52,533
*Celadon Group, Inc.	28,818	450,714
*Ceradyne, Inc.	14,818	344,519
*Champion Industries, Inc.	686	1,056
#*Chart Industries, Inc.	3,000	53,430
Chicago Rivet & Machine Co.	700	11,130
CIRCOR International, Inc.	12,696	397,131
*Columbus McKinnon Corp.	44,182	694,983
Comfort Systems USA, Inc.	2,600	29,666
CompX International, Inc.	700	9,135
*Consolidated Graphics, Inc.	33,700	1,448,089
*Cornell Cos., Inc.	8,800	245,784
Courier Corp.	5,234	83,378
*Covenant Transportation Group, Inc.	6,518	61,204
*CPI Aerostructures, Inc.	5,826	63,503
CSX Corp.	562,627	29,661,695
Ducommun, Inc.	16,159	337,562
*Dycom Industries, Inc.	35,250	319,012
#*Eagle Bulk Shipping, Inc.	19,733	95,508
Eastern Co.	10,193	169,612
Eaton Corp.	109,451	8,587,525
Ecology & Environment, Inc. Class A	900	10,719
Encore Wire Corp.	9,748	207,437
*EnerSys	51,339	1,243,431
Ennis, Inc.	43,200	730,944
#*EnPro Industries, Inc.	7,233	216,628
Espey Manufacturing & Electronics Corp.	1,864	35,416
*Esterline Technologies Corp.	25,294	1,298,341
*ExpressJet Holdings, Inc.	10,860	32,580
Federal Signal Corp.	31,295	186,518
FedEx Corp.	184,382	15,220,734
*Flow International Corp.	27,408	74,550
*Franklin Covey Co.	7,794	48,557
*Frozen Food Express Industries, Inc.	8,986	31,990
G & K Services, Inc. Class A	29,714	691,445
GATX Corp.	65,445	1,849,476
#*Genco Shipping & Trading, Ltd.	2,886	48,196
*Gencor Industries, Inc.	8,766	67,060
General Electric Co.	3,487,657	56,221,031
#*Gibraltar Industries, Inc.	53,888	581,452
*GP Strategies Corp.	19,900	150,245
Great Lakes Dredge & Dock Corp.	69,683	390,225
*Greenbrier Cos., Inc.	16,525	215,816
*Griffon Corp.	52,753	715,331
#*H&E Equipment Services, Inc.	66,829	581,412
Hardinge, Inc.	20,625	174,488
*Herley Industries, Inc.	5,800	89,784
#*Hertz Global Holdings, Inc.	389,227	4,569,525
#*Hoku Corp.	400	1,268
#Horizon Lines, Inc.	2,100	9,744
*Hudson Highland Group, Inc.	32,965	146,694
*Hurco Cos., Inc.	8,210	138,421
*Identive Group, Inc.	18,612	29,779
Insteel Industries, Inc.	6,767	62,865
*Interline Brands, Inc.	74,162	1,341,591
International Shipholding Corp.	9,397	234,361
*Intersections, Inc.	34,178	168,839
#*JetBlue Airways Corp.	295,600	1,900,708
*Kadant, Inc.	6,383	124,405
*Kansas City Southern	61,464	2,255,729

1382

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
KBR, Inc.	52,550	$1,176,069
*Kelly Services, Inc. Class A	44,445	657,786
Kennametal, Inc.	16,856	461,686
*Key Technology, Inc.	3,199	38,420
Kimball International, Inc. Class B	25,521	159,251
*Korn/Ferry International	7,500	105,375
L.S. Starrett Co. Class A	4,097	38,922
L-3 Communications Holdings, Inc.	98,670	7,206,857
*Ladish Co., Inc.	45,562	1,339,978
Lawson Products, Inc.	11,015	196,177
*Layne Christensen Co.	15,600	393,276
*LECG Corp.	24,384	52,182
#*LGL Group, Inc.	400	5,016
*LMI Aerospace, Inc.	13,807	237,757
LSI Industries, Inc.	24,154	127,050
*Lydall, Inc.	14,201	101,537
*M&F Worldwide Corp.	29,869	841,708
#Manitowoc Co., Inc. (The)	516	5,346
Manpower, Inc.	40,067	1,922,415
*Marten Transport, Ltd.	31,777	721,973
Masco Corp.	21,520	221,226
McGrath Rentcorp	8,390	195,655
*Metalico, Inc.	74,246	311,091
*MFRI, Inc.	8,800	55,220
Miller Industries, Inc.	20,010	267,534
#*Mobile Mini, Inc.	54,461	933,462
*Moog, Inc.	22,265	797,310
Mueller Industries, Inc.	15,623	386,201
Mueller Water Products, Inc.	136,335	518,073
NACCO Industries, Inc. Class A	9,434	840,003
*National Technical Systems, Inc.	15,400	130,900
Norfolk Southern Corp.	458,295	25,788,260
Northrop Grumman Corp.	260,133	15,254,199
#*Northwest Pipe Co.	12,085	219,584
#*Ocean Power Technologies, Inc.	8,500	46,920
*On Assignment, Inc.	57,765	279,005
*Owens Corning	152,823	4,810,868
*P.A.M. Transportation Services, Inc.	20,690	302,488
*Park-Ohio Holdings Corp.	5,316	72,032
Pentair, Inc.	23,730	811,566
*PGT, Inc.	500	1,300
*Pike Electric Corp.	8,329	78,209
*Pinnacle Airlines Corp.	13,732	76,213
#*Polypore International, Inc.	5,700	139,992
Portec Rail Products, Inc.	7,637	88,666
*PowerSecure International, Inc.	17,790	186,261
Providence & Worcester Railroad Co.	1,200	14,388
R. R. Donnelley & Sons Co.	136,985	2,310,937
*RCM Technologies, Inc.	19,013	97,537
#*Republic Airways Holdings, Inc.	48,800	305,000
Republic Services, Inc.	351,978	11,214,019
*Rush Enterprises, Inc. Class A	31,175	465,754
*Rush Enterprises, Inc. Class B	18,522	242,453
Ryder System, Inc.	89,844	3,923,487
*Saia, Inc.	17,004	256,760
Schawk, Inc.	51,516	763,982
*School Specialty, Inc.	27,776	532,466
Seaboard Corp.	2,041	3,098,238
*SFN Group, Inc.	47,178	353,363
SIFCO Industries, Inc.	6,623	67,886
#SkyWest, Inc.	93,838	1,168,283

1383

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
*SL Industries, Inc.	300	$4,092
Southwest Airlines Co.	1,077,730	12,986,646
*Sparton Corp.	3,963	22,589
SPX Corp.	6,831	406,854
Standex International Corp.	29,500	885,590
Steelcase, Inc. Class A	85,520	590,943
Superior Uniform Group, Inc.	8,978	91,576
*Supreme Industries, Inc.	1,365	3,399
*Sypris Solutions, Inc.	10,366	36,592
TAL International Group, Inc.	27,896	751,518
*Tech/Ops Sevcon, Inc.	96	480
Technology Research Corp.	11,621	60,081
*Tecumseh Products Co. Class A	11,200	144,928
*Tecumseh Products Co. Class B	1,400	16,002
Textainer Group Holdings, Ltd.	200	5,460
Timken Co.	73,772	2,480,215
#Titan International, Inc.	25,647	281,604
#*Titan Machinery, Inc.	13,585	193,858
Todd Shipyards Corp.	8,732	132,726
*TRC Cos., Inc.	29,513	92,966
Tredegar Industries, Inc.	40,177	693,455
*Trimas Corp.	6,336	75,652
Trinity Industries, Inc.	85,250	1,736,542
#Triumph Group, Inc.	9,936	754,142
*Tufco Technologies, Inc.	1,000	3,160
*Tutor Perini Corp.	40,023	771,643
Twin Disc, Inc.	10,658	137,701
*U.S. Home Systems, Inc.	4,314	11,562
UniFirst Corp.	14,500	637,420
Union Pacific Corp.	586,882	43,822,479
*United Capital Corp.	300	7,455
*United Rentals, Inc.	22,200	292,596
#Universal Forest Products, Inc.	31,800	984,846
*URS Corp.	86,998	3,513,849
*USA Truck, Inc.	15,305	250,849
#*USG Corp.	40,200	483,204
*Valpey Fisher Corp.	1,464	2,928
*Versar, Inc.	6,026	16,089
Viad Corp.	27,199	541,260
Virco Manufacturing Corp.	12,601	37,047
#*Vishay Precision Group, Inc.	15,222	192,558
*Volt Information Sciences, Inc.	44,159	394,340
Watts Water Technologies, Inc.	53,615	1,726,403
*WCA Waste Corp.	29,254	124,622
*WESCO International, Inc.	9,588	344,497
*Willdan Group, Inc.	1,000	2,500
*Willis Lease Finance Corp.	7,300	69,569

Total Industrials		326,195,282

Information Technology — (5.0%)
*Actel Corp.	7,737	113,424
*ActivIdentity Corp.	70,301	137,790
Activision Blizzard, Inc.	982,162	11,668,085
*Adept Technology, Inc.	700	3,430
*ADPT Corp.	166,097	506,596
*Advanced Analogic Technologies, Inc.	15,762	50,281
Agilysys, Inc.	21,014	166,641
*Amtech Systems, Inc.	10,600	106,636
*Anadigics, Inc.	400	1,756
*AOL, Inc.	51,712	1,081,815
#*Arris Group, Inc.	108,150	1,007,958

1384

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CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Arrow Electronics, Inc.	182,170	$4,515,994
Astro-Med, Inc.	2,897	20,076
#*ATMI, Inc.	3,100	46,004
*Aviat Networks, Inc.	45,592	184,192
*Avid Technology, Inc.	44,750	578,618
AVX Corp.	293,831	4,137,140
*Aware, Inc.	22,140	55,350
#*AXT, Inc.	30,000	176,700
Bel Fuse, Inc. Class A	4,174	94,959
Bel Fuse, Inc. Class B	20,997	495,109
*Benchmark Electronics, Inc.	93,903	1,568,180
Black Box Corp.	26,600	809,704
*Brooks Automation, Inc.	34,786	265,417
*Bsquare Corp.	5,200	16,172
*Cascade Microtech, Inc.	24,071	110,004
*Checkpoint Systems, Inc.	39,900	796,803
*Ciber, Inc.	42,600	141,858
Cohu, Inc.	41,402	649,183
*Comarco, Inc.	9,299	23,248
Communications Systems, Inc.	12,753	130,846
Computer Sciences Corp.	225,553	10,224,317
*Concurrent Computer Corp.	13,740	70,830
*Convergys Corp.	197,364	2,204,556
CoreLogic, Inc.	96,545	1,933,796
*CPI International, Inc.	19,865	279,501
*CSP, Inc.	2,414	10,235
CTS Corp.	28,690	268,252
*CyberOptics Corp.	9,134	88,874
*Datalink Corp.	5,600	19,040
*Dataram Corp.	11,134	20,375
DDi Corp.	30,020	271,981
#*DealerTrack Holdings, Inc.	94	1,467
*Digi International, Inc.	35,811	297,589
*DSP Group, Inc.	54,868	382,979
*Dynamics Research Corp.	16,586	161,216
*Edgewater Technology, Inc.	13,603	33,327
Electro Rent Corp.	46,027	635,173
#*Electro Scientific Industries, Inc.	34,300	393,764
*Electronics for Imaging, Inc.	72,920	776,598
*EMS Technologies, Inc.	8,690	144,602
*Emulex Corp.	8,000	69,600
*Endwave Corp.	15,115	43,380
*Epicor Software Corp.	90,673	701,809
*ePlus, Inc.	6,954	124,546
*Euronet Worldwide, Inc.	26,035	408,750
*Exar Corp.	44,300	309,657
#Fair Isaac Corp.	4,800	114,480
*Fairchild Semiconductor Corp. Class A	144,238	1,309,681
*Frequency Electronics, Inc.	16,953	86,460
*Gerber Scientific, Inc.	50,097	287,557
*Globecomm Systems, Inc.	41,466	341,265
*GSI Technology, Inc.	29,771	202,443
*GTSI Corp.	8,203	44,132
*Hackett Group, Inc.	54,740	171,884
*Henry Bros. Electronics, Inc.	8,085	32,785
*Hutchinson Technology, Inc.	35,923	136,507
#*Hypercom Corp.	46,824	202,748
*I.D. Systems, Inc.	13,298	36,702
*IAC/InterActiveCorp	178,991	4,474,775
*Ikanos Communications, Inc.	3,682	6,444
*Imation Corp.	46,631	434,601

1385

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*InfoSpace, Inc.	65,156	$510,171
*Ingram Micro, Inc.	277,679	4,590,034
*Insight Enterprises, Inc.	25,400	370,078
*Integrated Device Technology, Inc.	10,700	62,167
#*Integrated Silicon Solution, Inc.	34,977	300,802
*Internap Network Services Corp.	37,646	176,183
*International Rectifier Corp.	80,500	1,572,165
#*Internet Brands, Inc.	37,562	412,431
*Internet Capital Group, Inc.	51,999	437,832
*Interphase Corp.	4,460	7,225
*Intevac, Inc.	12,540	137,940
*IntriCon Corp.	2,835	14,997
*INX, Inc.	500	2,285
*IXYS Corp.	16,184	142,905
Jabil Circuit, Inc.	139,558	2,024,987
#*JDS Uniphase Corp.	107,790	1,169,522
Keithley Instruments, Inc.	3,793	40,926
*KEY Tronic Corp.	15,546	81,616
Keynote Systems, Inc.	18,330	183,483
*Kopin Corp.	337	1,270
*KVH Industries, Inc.	7,169	100,223
#*L-1 Identity Solutions, Inc.	111,378	908,844
#*Lattice Semiconductor Corp.	131,578	731,574
#*Littlefuse, Inc.	2,763	98,390
*LoJack Corp.	4,550	16,062
*LookSmart, Ltd.	27,679	41,518
#*Loral Space & Communications, Inc.	30,476	1,457,972
#*Mace Security International, Inc.	1,091	633
Marchex, Inc.	38,553	179,657
*Measurement Specialties, Inc.	6,983	116,616
*Mentor Graphics Corp.	36,684	352,900
*Mercury Computer Systems, Inc.	15,963	210,712
Methode Electronics, Inc.	58,810	628,091
#*Micron Technology, Inc.	557,108	4,055,746
#*Microtune, Inc.	12,031	28,754
*MKS Instruments, Inc.	61,200	1,313,352
*ModusLink Global Solutions, Inc.	68,955	452,345
#*MoSys, Inc.	15,138	68,727
*Motorola, Inc.	1,784,111	13,362,991
#*Nanometrics, Inc.	11,564	105,579
*Newport Corp.	46,131	587,248
*Nu Horizons Electronics Corp.	18,632	64,094
O.I. Corp.	400	3,092
*Occam Networks, Inc.	22,685	144,277
#*OmniVision Technologies, Inc.	36,897	823,172
#*Oplink Communications, Inc.	32,814	528,634
*Opnext, Inc.	26,356	47,441
*Optelecom-NKF, Inc.	4,229	7,020
*Optical Cable Corp.	9,195	27,493
*Orbcomm, Inc.	17,126	32,026
*PAR Technology Corp.	23,205	138,766
*PC Connection, Inc.	49,913	344,899
*PC Mall, Inc.	10,070	42,596
*PC-Tel, Inc.	49,087	310,721
*PDF Solutions, Inc.	793	3,251
*Perceptron, Inc.	4,904	23,098
*Perficient, Inc.	14,478	125,235
*Performance Technologies, Inc.	25,851	58,165
*Pericom Semiconductor Corp.	28,523	260,700
*Pervasive Software, Inc.	35,664	171,187
*Presstek, Inc.	7,000	18,480

1386

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
—*Price Communications Liquidation Trust	47,738	$6,520
Qualstar Corp.	12,400	22,072
*RadiSys Corp.	14,477	142,888
*RealNetworks, Inc.	167,359	555,632
*Reis, Inc.	15,919	106,816
Richardson Electronics, Ltd.	22,979	219,449
*Rofin-Sinar Technologies, Inc.	11,100	233,766
#*Rudolph Technologies, Inc.	46,971	405,829
*Sandisk Corp.	197,936	8,649,803
*SeaChange International, Inc.	30,686	274,947
#Servidyne, Inc.	7,283	18,244
#*Sigma Designs, Inc.	2,475	25,344
*Silicon Image, Inc.	29,804	126,965
#*Skyworks Solutions, Inc.	33,004	578,560
*Smart Modular Technologies (WWH), Inc.	46,800	253,188
*Spectrum Control, Inc.	20,295	306,252
#*Standard Microsystems Corp.	15,740	346,595
*StarTek, Inc.	31,481	145,442
*Support.com, Inc.	58,408	241,225
#Sycamore Networks, Inc.	47,495	1,105,684
*Symmetricom, Inc.	90,588	482,834
*SYNNEX Corp.	60,100	1,586,039
*Tech Data Corp.	85,452	3,380,481
*TechTarget, Inc.	19,428	112,488
*TechTeam Global, Inc.	19,326	119,048
Tellabs, Inc.	129,244	902,123
*Telular Corp.	24,670	77,710
Tessco Technologies, Inc.	14,319	202,184
TheStreet.com, Inc.	36,282	111,023
*Tier Technologies, Inc.	3,839	25,222
*Tollgrade Communications, Inc.	19,226	127,853
*Triquint Semiconductor, Inc.	57,628	399,362
*TSR, Inc.	1,300	2,886
#*TTM Technologies, Inc.	47,706	488,986
*Ultra Clean Holdings, Inc.	2,816	30,497
United Online, Inc.	51,420	324,974
*UTStarcom, Inc.	154,209	328,465
*Vicon Industries, Inc.	5,787	25,116
*Video Display Corp.	600	2,520
#*Virage Logic Corp.	11,870	141,846
*Virtusa Corp.	39,100	416,806
#*Vishay Intertechnology, Inc.	213,119	1,809,380
*Web.com Group, Inc.	32,963	109,108
*WPCS International, Inc.	9,161	22,719
Xerox Corp.	1,053,365	10,259,775
*Zoran Corp.	82,007	705,260
*Zygo Corp.	24,493	202,802

Total Information Technology		133,812,675

Materials — (3.2%)
A. Schulman, Inc.	25,754	504,521
*A.M. Castle & Co.	38,646	570,801
Alcoa, Inc.	1,145,369	12,793,772
*American Pacific Corp.	7,647	36,323
Ashland, Inc.	112,560	5,723,676
*Boise, Inc.	26,592	159,286
*Brush Engineered Materials, Inc.	17,890	426,677
*Buckeye Technologies, Inc.	37,822	429,280
Cabot Corp.	78,211	2,307,225
Carpenter Technology Corp.	2,700	94,365
#*Coeur d’Alene Mines Corp.	35,520	540,970

1387

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Materials — (Continued)
*Commercial Metals Co.	19,325	$278,087
*Continental Materials Corp.	100	1,154
*Core Molding Technologies, Inc.	2,488	13,958
Cytec Industries, Inc.	64,700	3,229,824
Dow Chemical Co. (The)	758,339	20,725,405
#*Flotek Industries, Inc.	11,489	13,442
Friedman Industries, Inc.	17,453	97,737
*Graphic Packaging Holding Co.	27,647	96,764
Haynes International, Inc.	4,888	164,530
*Headwaters, Inc.	67,190	232,477
*Hecla Mining Co.	9,000	44,460
*Horsehead Holding Corp.	16,770	128,458
Innophos Holdings, Inc.	18,600	545,166
*Innospec, Inc.	2,400	26,400
International Paper Co.	493,615	11,945,483
Kaiser Aluminum Corp.	27,181	1,114,421
*KapStone Paper & Packaging Corp.	31,340	358,530
KMG Chemicals, Inc.	2,795	42,400
#*Kronos Worldwide, Inc.	3,219	75,035
*Louisiana-Pacific Corp.	153,257	1,115,711
MeadWestavco Corp.	188,451	4,515,286
Minerals Technologies, Inc.	4,300	224,331
*Mod-Pac Corp.	1,501	6,274
Myers Industries, Inc.	65,520	518,263
Neenah Paper, Inc.	23,100	414,414
NL Industries, Inc.	51,854	438,685
*Northern Technologies International Corp.	3,035	41,003
Olympic Steel, Inc.	5,500	139,865
#*OM Group, Inc.	42,299	1,142,073
P.H. Glatfelter Co.	50,000	571,500
*Penford Corp.	37,699	208,852
*PolyOne Corp.	117,993	1,216,508
Quaker Chemical Corp.	2,300	81,098
*Ready Mix, Inc.	2,439	4,268
Reliance Steel & Aluminum Co.	63,301	2,486,463
*Rock of Ages Corp.	1,200	4,842
*RTI International Metals, Inc.	35,400	1,004,652
#Schnitzer Steel Industries, Inc. Class A	5,700	261,174
Schweitzer-Maudoit International, Inc.	12,813	678,192
*Solutia, Inc.	2,500	35,275
#*Spartech Corp.	29,320	306,687
#*Stillwater Mining Co.	2,109	29,041
Synalloy Corp.	5,144	47,582
Temple-Inland, Inc.	80,640	1,617,638
#Texas Industries, Inc.	46,594	1,546,921
#*Titanium Metals Corp.	7,100	157,194
*Universal Stainless & Alloy Products, Inc.	6,709	153,099
#Westlake Chemical Corp.	105,000	2,597,700
Worthington Industries, Inc.	60,435	866,034
#*Zoltek Cos., Inc.	6,242	65,229

Total Materials		85,216,481

Other — (0.0%)
•*Concord Camera Corp. Escrow Shares	—	—
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

1388

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Telecommunication Services — (4.8%)
*Arbinet Corp.	800	$6,408
AT&T, Inc.	4,065,906	105,469,602
*General Communications, Inc. Class A	47,997	407,015
*Sprint Nextel Corp.	3,415,777	15,610,101
*SureWest Communications	13,340	90,845
Telephone & Data Systems, Inc.	80,200	2,737,226
Telephone & Data Systems, Inc. Special Shares	67,452	2,024,235
*United States Cellular Corp.	33,568	1,578,703
*Xeta Corp.	18,366	57,853

Total Telecommunication Services		127,981,988

Utilities — (1.1%)
*AES Corp.	427,199	4,404,422
*Calpine Corp.	381,775	5,153,963
Maine & Maritimes Corp.	1,600	71,360
#*Mirant Corp.	172,860	1,896,274
Public Service Enterprise Group, Inc.	488,622	16,075,664
Questar Corp.	83,700	1,376,865
*RRI Energy, Inc.	278,428	1,099,791
Unitil Corp.	4,441	97,036

Total Utilities		30,175,375

TOTAL COMMON STOCKS		2,491,548,448

RIGHTS/WARRANTS — (0.0%)
*GeoMet, Inc. Rights 08/18/10	946	1,376
—*Lantronix, Inc. Warrants	33	—

TOTAL RIGHTS/WARRANTS		1,376

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $10,105,000 FHLMC 5.00%, 10/15/24, valued at $11,191,288) to be repurchased at $11,025,175	$11,025	11,025,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (6.1%)
§@DFA Short Term Investment Fund	160,120,875	160,120,875
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralizedby $2,929,188 FNMA 4.500%, 05/01/23, valued at $1,662,554) to be repurchased at $1,614,158	$1,614	1,614,130

TOTAL SECURITIES LENDING COLLATERAL		161,735,005

TOTAL INVESTMENTS — (100.0%) (Cost $2,523,107,316)##		$2,664,309,829

1389

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$486,041,515	—	—	$486,041,515
Consumer Staples	175,865,455	—	—	175,865,455
Energy	357,274,145	—	—	357,274,145
Financials	636,892,086	—	—	636,892,086
Health Care	132,093,392	—	—	132,093,392
Industrials	326,195,282	—	—	326,195,282
Information Technology	133,806,155	$6,520	—	133,812,675
Materials	85,216,481	—	—	85,216,481
Other	—	54	—	54
Telecommunication Services	127,981,988	—	—	127,981,988
Utilities	30,175,375	—	—	30,175,375
Rights/Warrants	1,376	—	—	1,376
Temporary Cash Investments	—	11,025,000	—	11,025,000
Securities Lending Collateral	—	161,735,005	—	161,735,005

TOTAL	$2,491,543,250	$172,766,579	—	$2,664,309,829

See accompanying Notes to Schedules of Investments.

1390

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (90.8%)
Consumer Discretionary — (10.6%)
*1-800-FLOWERS.COM, Inc.	1,200	$2,676
*99 Cents Only Stores	7,100	118,002
Aaron’s, Inc.	7,350	133,476
#Abercrombie & Fitch Co.	8,350	308,449
*AC Moore Arts & Crafts, Inc.	1,068	2,627
Acme United Corp.	400	4,028
Advance Auto Parts, Inc.	10,000	535,300
#*Aeropostale, Inc.	9,825	279,325
*AFC Enterprises, Inc.	2,300	21,781
*AH Belo Corp.	200	1,548
*Aldila, Inc.	700	2,877
*Alloy, Inc.	2,291	21,742
#*Amazon.com, Inc.	36,900	4,350,141
Ambassadors Group, Inc.	1,423	16,137
#*American Apparel, Inc.	7,200	11,592
#*American Axle & Manufacturing Holdings, Inc.	6,700	62,377
#American Eagle Outfitters, Inc.	20,600	253,586
#American Greetings Corp. Class A	3,222	66,019
#*American Public Education, Inc.	2,200	98,252
*America’s Car-Mart, Inc.	1,100	25,608
*Amerigon, Inc.	2,000	19,800
#Ameristar Casinos, Inc.	5,810	91,682
#*AnnTaylor Stores Corp.	4,625	81,123
*Apollo Group, Inc. Class A	14,010	646,281
Arbitron, Inc.	2,400	69,360
#*Arctic Cat, Inc.	2,500	24,875
#*Asbury Automotive Group, Inc.	3,400	45,764
*Ascent Media Corp.	235	6,533
*Audiovox Corp. Class A	1,600	11,920
#*AutoNation, Inc.	18,538	452,883
#*Autozone, Inc.	3,600	761,652
*Ballantyne Strong, Inc.	2,600	20,072
#*Bally Technologies, Inc.	6,300	203,490
#Barnes & Noble, Inc.	6,300	81,711
*Beasley Broadcast Group, Inc.	325	1,810
#*Beazer Homes USA, Inc.	3,400	14,382
bebe stores, inc.	10,275	61,136
#*Bed Bath & Beyond, Inc.	26,984	1,022,154
*Belo Corp.	6,100	36,905
*Benihana, Inc.	500	3,385
Best Buy Co., Inc.	40,560	1,405,810
Big 5 Sporting Goods Corp.	2,146	29,486
*Big Lots, Inc.	8,052	276,264
#*Biglari Holdings, Inc.	215	62,458
#*BJ’s Restaurants, Inc.	2,798	71,349
#*Blue Nile, Inc.	1,296	65,966
*Bluegreen Corp.	2,100	6,195
Blyth, Inc.	875	34,606
Bob Evans Farms, Inc.	3,500	91,770
*Bon-Ton Stores, Inc. (The)	2,096	20,038
Books-A-Million, Inc.	1,295	8,392
*BorgWarner, Inc.	12,500	548,250
#*Boyd Gaming Corp.	5,900	49,914
Brinker International, Inc.	9,050	142,266
#*Brookfield Homes Corp.	2,400	17,880
Brown Shoe Co., Inc.	5,187	75,834
#Brunswick Corp.	8,960	151,603
#Buckle, Inc.	4,670	128,659

1391

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Buffalo Wild Wings, Inc.	1,800	$76,752
*Build-A-Bear-Workshop, Inc.	2,400	14,520
Burger King Holdings, Inc.	12,900	222,912
#*Cabela’s, Inc.	7,700	120,043
Cablevision Systems Corp.	26,600	729,106
*Cache, Inc.	800	4,128
*California Pizza Kitchen, Inc.	2,415	43,325
Callaway Golf Co.	6,900	46,575
*Canterbury Park Holding Corp.	500	4,230
#*Capella Education Co.	1,400	130,088
#*Career Education Corp.	9,659	235,969
*Caribou Coffee Co., Inc.	1,700	18,054
#*CarMax, Inc.	21,994	464,073
*Carmike Cinemas, Inc.	265	1,937
Carnival Corp.	57,932	2,009,082
*Carriage Services, Inc.	3,100	14,508
*Carrols Restaurant Group, Inc.	1,578	8,174
*Carter’s, Inc.	7,100	172,104
Cato Corp. Class A	3,450	80,316
*Cavco Industries, Inc.	1,157	40,564
CBS Corp.	5,700	85,728
CBS Corp. Class B	64,197	948,832
*CEC Entertainment, Inc.	2,357	81,859
*Charming Shoppes, Inc.	13,860	62,093
*Cheesecake Factory, Inc.	5,150	120,716
#Cherokee, Inc.	542	10,639
#Chico’s FAS, Inc.	18,200	170,534
*Children’s Place Retail Stores, Inc. (The)	2,340	97,929
#*Chipotle Mexican Grill, Inc.	3,385	500,642
#Choice Hotels International, Inc.	3,800	125,438
Christopher & Banks Corp.	3,217	23,774
Churchill Downs, Inc.	1,444	52,518
Cinemark Holdings, Inc.	13,300	194,047
#*Citi Trends, Inc.	1,200	37,668
*Clear Channel Outdoor Holdings, Inc.	3,000	33,030
Coach, Inc.	30,768	1,137,493
#*Coinstar, Inc.	2,900	131,950
*Coldwater Creek, Inc.	6,649	26,064
*Collective Brands, Inc.	8,400	134,568
Collectors Universe, Inc.	700	9,121
Columbia Sportswear Co.	3,992	195,648
Comcast Corp. Class A	205,668	4,004,356
Comcast Corp. Special Class A	77,263	1,426,275
#*Conn’s, Inc.	2,500	13,150
Cooper Tire & Rubber Co.	6,434	139,039
*Core-Mark Holding Co., Inc.	1,317	40,195
#*Corinthian Colleges, Inc.	8,800	80,080
CPI Corp.	1,000	24,840
Cracker Barrel Old Country Store, Inc.	2,500	122,450
#*Crocs, Inc.	9,700	124,451
#*Crown Media Holdings, Inc.	2,500	5,100
CSS Industries, Inc.	1,250	22,525
*Culp, Inc.	1,566	16,318
*Cumulus Media, Inc.	2,000	6,060
*Dana Holding Corp.	11,700	138,996
Darden Restaurants, Inc.	14,790	619,553
*Deckers Outdoor Corp.	4,200	213,738
*dELiA*s, Inc.	1,100	1,595
#*Destination Maternity Corp.	1,300	40,235
DeVry, Inc.	6,500	349,700
#*Dick’s Sporting Goods, Inc.	8,514	224,003

1392

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Dillard’s, Inc.	8,336	$192,895
#*DineEquity, Inc.	1,200	43,752
#*DIRECTV Class A	83,789	3,113,599
#*Discovery Communications, Inc. (25470F104)	8,101	312,780
*Discovery Communications, Inc. (25470F302)	13,952	479,670
DISH Network Corp.	21,800	437,744
*Dolan Media Co.	2,800	32,732
#*Dollar Tree, Inc.	12,450	551,784
*Domino’s Pizza, Inc.	7,790	99,634
*Dorman Products, Inc.	1,189	27,751
Dover Downs Gaming & Entertainment, Inc.	2,000	6,680
DR Horton, Inc.	29,700	327,294
#*DreamWorks Animation SKG, Inc.	7,680	239,309
*Dress Barn, Inc. (The)	6,400	158,080
*Drew Industries, Inc.	2,900	61,277
*drugstore.com, inc.	5,100	14,076
#*DSW, Inc.	2,098	55,828
#*E.W. Scripps Co. (The) Class A	3,400	26,724
#*Eastman Kodak Co.	26,170	103,895
*Einstein Noah Restaurant Group, Inc.	1,130	13,131
*Empire Resorts, Inc.	2,700	3,429
#*Entercom Communications Corp.	4,800	40,224
*Entravision Communications Corp.	3,000	6,480
#Ethan Allen Interiors, Inc.	3,275	50,238
#*Exide Technologies	9,000	54,180
Expedia, Inc.	1,914	43,410
Family Dollar Stores, Inc.	13,612	562,856
*Famous Dave’s of America, Inc.	1,098	8,773
*Federal-Mogul Corp.	8,052	144,453
Finish Line, Inc. Class A	6,378	91,269
*Fisher Communications, Inc.	1,200	21,240
Foot Locker, Inc.	12,942	175,882
#*Ford Motor Co.	328,040	4,189,071
Fortune Brands, Inc.	11,280	494,966
*Fossil, Inc.	6,950	275,220
Fred’s, Inc.	5,517	59,804
*Fuel Systems Solutions, Inc.	2,050	62,340
*Furniture Brands International, Inc.	4,400	24,288
Gaiam, Inc.	1,309	7,854
#*GameStop Corp. Class A	17,340	347,667
Gaming Partners International Corp.	800	5,376
Gannett Co., Inc.	22,900	301,822
Gap, Inc.	60,361	1,093,138
#Garmin, Ltd.	17,073	486,751
#*Gaylord Entertainment Co.	3,437	99,639
*Genesco, Inc.	2,400	65,496
Gentex Corp.	13,434	258,873
Genuine Parts Co.	15,730	673,716
*G-III Apparel Group, Ltd.	1,400	36,120
*Global Traffic Network, Inc.	2,700	15,120
*Goodyear Tire & Rubber Co.	23,460	250,318
*Great Wolf Resorts, Inc.	4,588	10,185
#*Group 1 Automotive, Inc.	2,780	77,062
Guess?, Inc.	9,000	321,300
#*Gymboree Corp.	2,600	112,580
H&R Block, Inc.	33,820	530,298
*Hanesbrands, Inc.	8,675	217,309
Harley-Davidson, Inc.	24,000	653,520
*Harman International Industries, Inc.	6,800	206,788
Harte-Hanks, Inc.	5,600	63,168
Hasbro, Inc.	14,100	594,315

1393

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Haverty Furniture Cos., Inc.	1,700	$20,604
*Hawk Corp.	1,220	35,661
*Helen of Troy, Ltd.	4,400	105,424
#*hhgregg, Inc.	3,516	71,340
*Hibbett Sporting Goods, Inc.	2,888	76,445
Hillenbrand, Inc.	6,205	137,068
Home Depot, Inc.	167,742	4,782,324
Hooker Furniture Corp.	1,300	15,366
Hot Topic, Inc.	6,106	32,301
#*Hovnanian Enterprises, Inc.	6,300	27,531
*HSN, Inc.	5,404	158,878
*Iconix Brand Group, Inc.	7,198	118,479
International Game Technology	26,800	408,432
International Speedway Corp.	2,675	69,282
*Interpublic Group of Cos., Inc. (The)	50,516	461,716
*Interval Leisure Group, Inc.	4,310	59,952
*iRobot Corp.	2,385	48,559
#*Isle of Capri Casinos, Inc.	4,000	33,600
#*ITT Educational Services, Inc.	3,400	274,516
*J. Alexander’s Corp.	800	3,764
*J. Crew Group, Inc.	5,783	206,048
J.C. Penney Co., Inc.	24,170	595,307
*Jack in the Box, Inc.	6,300	129,969
*JAKKS Pacific, Inc.	2,600	41,028
Jarden Corp.	7,825	226,534
*Jo-Ann Stores, Inc.	2,773	116,161
Johnson Controls, Inc.	61,651	1,776,165
*Johnson Outdoors, Inc.	1,287	16,384
Jones Apparel Group, Inc.	9,866	172,063
#*Jos. A. Bank Clothiers, Inc.	2,200	129,096
*Journal Communications, Inc.	500	2,380
#*K12, Inc.	1,700	44,285
KB Home	9,900	112,662
*Kenneth Cole Productions, Inc. Class A	1,100	14,773
*Kid Brands, Inc.	1,700	14,144
*Kirkland’s, Inc.	1,700	28,662
*Knology, Inc.	3,600	40,680
*Kohl’s Corp.	30,860	1,471,713
*Kona Grill, Inc.	1,120	4,010
*Krispy Kreme Doughnuts, Inc.	6,700	26,398
#*K-Swiss, Inc. Class A	2,837	33,902
*Lakeland Industries, Inc.	1,000	9,010
#*Lamar Advertising Co.	7,515	205,535
#*Las Vegas Sands Corp.	65,800	1,767,388
#*La-Z-Boy, Inc.	6,000	51,360
*Lear Corp.	3,200	250,144
*Learning Tree International, Inc.	1,666	19,326
Leggett & Platt, Inc.	14,897	310,453
Lennar Corp. Class A	15,500	228,935
*Lennar Corp. Class B Voting	556	7,033
*Libbey, Inc.	1,600	20,016
#*Liberty Global, Inc. Class A	13,437	393,032
*Liberty Global, Inc. Class B	95	2,831
#*Liberty Global, Inc. Series C	12,512	365,976
*Liberty Media Corp. Capital Series A	10,116	471,810
*Liberty Media Corp. Interactive Class A	58,700	664,484
*Liberty Media Corp. Interactive Class B	400	4,668
*Liberty Media-Starz Corp. Series A	5,255	288,447
*Liberty Media-Starz Corp. Series B	227	12,485
#*Life Time Fitness, Inc.	3,100	112,716
*Lifetime Brands, Inc.	300	4,407

1394

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Limited Brands, Inc.	31,260	$801,506
*LIN TV Corp. Class A	2,800	16,380
*Lincoln Educational Services Corp.	2,164	45,639
*Live Nation Entertainment, Inc.	15,286	141,090
*Liz Claiborne, Inc.	11,000	52,140
#*LKQ Corp.	13,389	264,834
*LodgeNet Interactive Corp.	1,700	6,120
Lowe’s Cos., Inc.	151,540	3,142,940
*Luby’s, Inc.	1,849	9,615
*Lumber Liquidators Holdings, Inc.	2,400	59,568
*M/I Homes, Inc.	2,200	23,210
Mac-Gray Corp.	1,591	17,231
Macy’s, Inc.	41,400	772,110
*Madison Square Garden, Inc.	6,507	125,195
*Maidenform Brands, Inc.	2,442	60,635
Marcus Corp.	2,400	29,280
#*Marine Products Corp.	3,012	18,343
*MarineMax, Inc.	1,700	12,920
Marriott International, Inc. Class A	33,172	1,124,863
#*Martha Stewart Living Omnimedia, Inc.	3,500	17,675
Mattel, Inc.	37,165	786,411
Matthews International Corp. Class A	3,400	122,774
*McClatchy Co. (The)	4,300	15,050
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	17,497
McDonald’s Corp.	106,525	7,427,988
McGraw-Hill Cos., Inc.	25,200	773,388
MDC Holdings, Inc.	5,260	153,171
#*Media General, Inc.	800	8,264
*Mediacom Communications Corp.	5,481	40,231
Men’s Wearhouse, Inc. (The)	5,635	109,657
Meredith Corp.	3,900	123,825
*Meritage Homes Corp.	3,900	68,562
#*MGM Resorts International	45,725	496,574
*Midas, Inc.	1,456	12,813
#*Modine Manufacturing Co.	3,900	39,585
*Mohawk Industries, Inc.	7,200	352,296
*Monarch Casino & Resort, Inc.	2,372	25,262
#Monro Muffler Brake, Inc.	1,688	69,276
*Morgans Hotel Group Co.	2,500	18,525
#*Morningstar, Inc.	2,000	90,020
*Morton’s Restaurant Group, Inc.	1,090	5,330
*Movado Group, Inc.	2,362	26,832
*Multimedia Games, Inc.	2,364	9,929
*Nathan’s Famous, Inc.	1,109	17,489
#National CineMedia, Inc.	4,700	84,318
National Presto Industries, Inc.	737	75,167
#*Netflix, Inc.	6,500	666,575
*New Frontier Media, Inc.	200	326
*New York & Co., Inc.	5,059	11,282
*New York Times Co. Class A (The)	12,700	110,998
#Newell Rubbermaid, Inc.	28,884	447,702
News Corp. Class A	177,884	2,321,386
News Corp. Class B	80,892	1,196,393
#*Nexstar Broadcasting Group, Inc.	600	3,240
NIKE, Inc. Class B	38,200	2,813,048
Nordstrom, Inc.	20,880	709,920
#Nutri/System, Inc.	3,600	70,416
#*NVR, Inc.	500	313,250
*O’Charley’s, Inc.	1,700	11,849
*Office Depot, Inc.	26,000	112,320
*OfficeMax, Inc.	7,500	107,175

1395

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Omnicom Group, Inc.	30,400	$1,132,704
*Orbitz Worldwide, Inc.	3,586	16,173
#*O’Reilly Automotive, Inc.	14,158	697,706
*Orient-Express Hotels, Ltd.	6,600	60,126
*Orleans Homebuilders, Inc.	1,545	170
*Outdoor Channel Holdings, Inc.	3,423	19,443
#*Overstock.com, Inc.	2,430	48,041
Oxford Industries, Inc.	1,200	26,880
#P.F. Chang’s China Bistro, Inc.	2,500	103,500
#*Pacific Sunwear of California, Inc.	6,200	25,048
#*Palm Harbor Homes, Inc.	1,500	3,375
*Panera Bread Co.	3,000	234,630
*Papa John’s International, Inc.	2,800	70,924
#*Peet’s Coffee & Tea, Inc.	1,500	60,945
*Penn National Gaming, Inc.	8,100	221,859
#*Penske Automotive Group, Inc.	8,674	121,436
Pep Boys - Manny, Moe & Jack (The)	1,624	15,590
*Perry Ellis International, Inc.	969	21,696
#PetMed Express, Inc.	2,200	35,090
PetSmart, Inc.	13,200	409,860
Phillips-Van Heusen Corp.	6,891	357,574
*Pier 1 Imports, Inc.	5,800	40,542
*Pinnacle Entertainment, Inc.	5,100	55,335
#*Playboy Enterprises, Inc. Class B	3,000	16,230
Polaris Industries, Inc.	3,497	208,771
#Polo Ralph Lauren Corp.	6,800	537,268
#Pool Corp.	4,300	95,159
#*Pre-Paid Legal Services, Inc.	700	34,342
*Priceline.com, Inc.	4,300	964,920
Primedia, Inc.	6,437	19,440
*Princeton Review, Inc.	5,159	12,846
*Pulte Group, Inc.	36,437	319,917
*Quiksilver, Inc.	2,800	12,516
*Radio One, Inc.	2,800	3,080
#RadioShack Corp.	11,260	242,540
*RC2 Corp.	1,400	23,170
*RCN Corp.	4,500	67,230
*Red Lion Hotels Corp.	2,034	15,153
*Red Robin Gourmet Burgers, Inc.	1,300	27,742
Regal Entertainment Group	13,460	179,691
#Regis Corp.	3,900	59,397
*Rent-A-Center, Inc.	6,980	153,490
*Rentrak Corp.	1,137	29,437
*Retail Ventures, Inc.	4,157	40,281
RG Barry Corp.	1,300	15,405
#Ross Stores, Inc.	12,000	631,920
#*Royal Caribbean Cruises, Ltd.	22,200	640,692
*Rubio’s Restaurants, Inc.	1,297	11,232
*Ruby Tuesday, Inc.	5,500	56,210
*Ruth’s Hospitality Group, Inc.	2,684	10,843
Ryland Group, Inc. (The)	3,100	50,592
*Saga Communications, Inc.	507	11,357
#*Saks, Inc.	8,910	73,151
*Salem Communications Corp.	400	1,364
#*Sally Beauty Holdings, Inc.	18,750	177,375
#Scholastic Corp.	2,600	65,858
*Scientific Games Corp.	6,970	73,812
Scripps Networks Interactive, Inc.	11,455	488,327
*Sealy Corp.	7,900	21,646
#*Sears Holdings Corp.	11,285	801,235
#*Select Comfort Corp.	5,200	40,560

1396

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
Service Corp. International	26,000	$221,520
Sherwin-Williams Co.	11,100	767,565
*Shiloh Industries, Inc.	3,192	30,899
*Shoe Carnival, Inc.	1,463	30,796
*Shuffle Master, Inc.	6,626	58,243
*Shutterfly, Inc.	3,000	75,240
*Signet Jewelers, Ltd. ADR	7,900	235,183
*Sinclair Broadcast Group, Inc. Class A	3,800	22,952
*Skechers U.S.A., Inc. Class A	3,800	140,942
Skyline Corp.	800	16,064
*Smith & Wesson Holding Corp.	4,800	18,480
Snap-On, Inc.	6,470	289,015
#*Sonic Automotive, Inc.	2,501	24,735
*Sonic Corp.	4,163	36,634
Sotheby’s Class A	5,800	157,354
#Spartan Motors, Inc.	3,375	14,479
*Spectrum Group International, Inc.	531	1,054
Speedway Motorsports, Inc.	3,940	54,057
Sport Supply Group, Inc.	2,340	31,684
Stage Stores, Inc.	3,250	35,750
Standard Motor Products, Inc.	1,900	18,620
*Stanley Black & Decker, Inc.	13,893	806,072
*Stanley Furniture, Inc.	1,979	7,580
Staples, Inc.	71,350	1,450,546
Starbucks Corp.	73,930	1,837,160
#Starwood Hotels & Resorts Worldwide, Inc.	18,500	896,325
*Stein Mart, Inc.	4,300	33,196
*Steinway Musical Instruments, Inc.	900	17,532
*Steven Madden, Ltd.	2,475	95,609
Stewart Enterprises, Inc.	8,882	47,696
*Stoneridge, Inc.	3,400	36,414
#Strayer Education, Inc.	1,200	287,280
#Sturm Ruger & Co., Inc.	1,500	21,000
Superior Industries International, Inc.	2,200	31,658
#Systemax, Inc.	6,196	101,367
*Talbots, Inc.	5,170	59,403
*Tandy Brands Accessories, Inc.	700	2,590
Tandy Leather Factory, Inc.	663	2,851
Target Corp.	71,030	3,645,260
#*Tempur-Pedic International, Inc.	7,700	236,159
#*Tenneco, Inc.	5,600	154,560
#*Texas Roadhouse, Inc.	8,700	117,276
Thor Industries, Inc.	6,661	185,442
Tiffany & Co.	12,600	530,082
*Timberland Co. Class A	5,400	95,148
Time Warner Cable, Inc.	37,404	2,138,387
Time Warner, Inc.	115,386	3,630,044
TJX Cos., Inc. (The)	41,421	1,719,800
*Toll Brothers, Inc.	15,860	275,330
*Town Sports International Holdings, Inc.	3,500	10,115
Tractor Supply Co.	3,501	243,355
*True Religion Apparel, Inc.	2,500	61,450
*TRW Automotive Holdings Corp.	10,900	382,481
#*Tuesday Morning Corp.	5,600	24,416
Tupperware Corp.	6,100	240,279
*Ulta Salon Cosmetics & Fragrance, Inc.	5,300	133,878
*Under Armour, Inc. Class A	3,200	120,192
*Unifi, Inc.	5,300	20,776
*Universal Electronics, Inc.	1,700	29,852
*Universal Technical Institute, Inc.	2,300	46,851
#*Urban Outfitters, Inc.	14,750	474,360

1397

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
V.F. Corp.	10,550	$836,932
*Vail Resorts, Inc.	3,700	140,156
*Valassis Communications, Inc.	4,390	151,762
Value Line, Inc.	400	5,560
*Valuevision Media, Inc.	500	915
*VCG Holding Corp.	1,800	3,600
#Viacom, Inc. Class A	4,900	183,211
Viacom, Inc. Class B	56,500	1,866,760
#*Volcom, Inc.	1,626	26,455
*WABCO Holdings, Inc.	6,243	241,479
#Walt Disney Co. (The)	198,030	6,671,631
*Warnaco Group, Inc.	4,285	178,984
*Warner Music Group Corp.	12,850	60,266
Weight Watchers International, Inc.	7,500	205,425
Wendy’s/Arby’s Group, Inc.	48,718	212,410
*West Marine, Inc.	2,681	27,829
*Wet Seal, Inc. (The)	11,405	38,549
Whirlpool Corp.	7,700	641,410
Wiley (John) & Sons, Inc. Class A	5,300	208,714
*Williams Controls, Inc.	600	4,794
Williams-Sonoma, Inc.	10,760	287,400
Winmark Corp.	300	10,035
#*Winnebago Industries, Inc.	2,700	28,215
*WMS Industries, Inc.	5,790	222,973
#Wolverine World Wide, Inc.	1,500	42,885
World Wrestling Entertainment, Inc.	3,100	49,724
Wyndham Worldwide Corp.	18,900	482,517
Wynn Resorts, Ltd.	11,860	1,039,885
Yum! Brands, Inc.	47,417	1,958,322
*Zumiez, Inc.	3,896	71,297

Total Consumer Discretionary		140,808,833

Consumer Staples — (9.9%)
Alberto-Culver Co.	10,350	302,945
Alico, Inc.	1,105	26,918
*Alliance One International, Inc.	11,189	42,183
Altria Group, Inc.	208,300	4,615,928
Andersons, Inc. (The)	500	17,185
#Archer-Daniels-Midland Co.	62,190	1,701,518
Avon Products, Inc.	40,100	1,248,313
B&G Foods, Inc.	4,970	57,006
*BJ’s Wholesale Club, Inc.	5,300	241,415
#*Boston Beer Co., Inc. Class A	1,000	69,360
Brown-Forman Corp. Class A	7,570	485,313
#Brown-Forman Corp. Class B	9,019	570,091
Bunge, Ltd.	7,970	395,711
#Calavo Growers, Inc.	1,261	26,632
Cal-Maine Foods, Inc.	2,100	66,339
#Campbell Soup Co.	32,373	1,162,191
Casey’s General Stores, Inc.	5,660	216,495
*Central European Distribution Corp.	4,775	124,484
*Central Garden & Pet Co.	2,800	29,148
*Central Garden & Pet Co. Class A	7,529	76,118
#*Chiquita Brands International, Inc.	4,900	71,932
Church & Dwight Co., Inc.	6,550	434,069
Clorox Co.	14,071	912,926
#Coca-Cola Co. (The)	218,236	12,026,986
Coca-Cola Enterprises, Inc.	48,544	1,393,213
Colgate-Palmolive Co.	47,820	3,776,824
ConAgra, Inc.	43,779	1,027,931
*Constellation Brands, Inc. Class A	21,012	358,465

1398

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CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Corn Products International, Inc.	8,033	$267,820
Costco Wholesale Corp.	45,150	2,560,456
CVS Caremark Corp.	139,947	4,294,973
*Darling International, Inc.	8,700	70,992
*Dean Foods Co.	16,650	190,809
Del Monte Foods Co.	22,025	305,707
Diamond Foods, Inc.	2,435	108,455
Dr Pepper Snapple Group, Inc.	25,420	954,521
*Elizabeth Arden, Inc.	3,500	54,355
*Energizer Holdings, Inc.	6,400	393,728
#Estee Lauder Cos., Inc.	11,600	722,100
Farmer Brothers Co.	1,899	32,055
Flowers Foods, Inc.	9,918	240,313
*Fresh Del Monte Produce, Inc.	5,939	123,769
General Mills, Inc.	67,907	2,322,419
#*Great Atlantic & Pacific Tea Co.	4,751	16,438
#*Green Mountain Coffee, Inc.	12,558	386,661
H.J. Heinz Co.	31,300	1,392,224
#*Hain Celestial Group, Inc.	4,000	84,240
*Hansen Natural Corp.	8,524	357,070
Herbalife, Ltd.	6,200	307,768
Hershey Co. (The)	16,880	793,360
Hormel Foods Corp.	12,800	549,376
*HQ Sustainable Maritime Industries, Inc.	1,600	6,800
Imperial Sugar Co.	1,726	20,712
Ingles Markets, Inc.	1,610	26,179
Inter Parfums, Inc.	3,152	55,002
J & J Snack Foods Corp.	1,952	81,418
J.M. Smucker Co.	12,176	747,972
*John B. Sanfilippo & Son, Inc.	1,596	22,408
Kellogg Co.	36,200	1,811,810
Kimberly-Clark Corp.	40,410	2,591,089
Kraft Foods, Inc.	171,372	5,005,776
Kroger Co. (The)	63,700	1,349,166
#Lancaster Colony Corp.	1,900	98,648
Lance, Inc.	2,800	59,164
#*Lifeway Foods, Inc.	1,234	12,932
Lorillard, Inc.	15,908	1,212,826
*Mannatech, Inc.	2,370	6,446
McCormick & Co., Inc. Non-Voting	11,914	468,578
McCormick & Co., Inc. Voting	607	23,764
Mead Johnson Nutrition Co.	20,200	1,073,428
*Medifast, Inc.	2,100	63,504
Molson Coors Brewing Co.	16,605	747,391
Nash-Finch Co.	1,300	51,116
National Beverage Corp.	3,061	43,527
*Natural Alternatives International, Inc.	1,000	7,270
*NBTY, Inc.	8,000	431,120
#Nu Skin Enterprises, Inc. Class A	6,010	171,165
*Nutraceutical International Corp.	1,559	24,554
Oil-Dri Corp. of America	641	14,025
*Omega Protein Corp.	2,100	10,920
*Overhill Farms, Inc.	2,000	10,400
*Pantry, Inc.	3,100	55,800
PepsiCo, Inc.	166,304	10,794,793
Philip Morris International, Inc.	180,943	9,235,331
*Prestige Brands Holdings, Inc.	4,300	35,346
PriceSmart, Inc.	2,772	77,616
Procter & Gamble Co. (The)	301,333	18,429,526
*Ralcorp Holdings, Inc.	5,695	332,588
*Reddy Ice Holdings, Inc.	2,200	7,700

1399

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CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Reliv’ International, Inc.	1,707	$3,960
*Revlon, Inc.	4,128	51,765
Reynolds American, Inc.	25,946	1,500,198
#Rocky Mountain Chocolate Factory, Inc.	950	9,006
#Ruddick Corp.	5,200	184,340
Safeway, Inc.	42,600	875,004
Sanderson Farms, Inc.	2,350	109,862
Sara Lee Corp.	66,853	988,756
*Smart Balance, Inc.	8,197	31,313
*Smithfield Foods, Inc.	15,600	222,300
Spartan Stores, Inc.	2,074	29,783
*Spectrum Brands Holdings, Inc.	37	1,073
#SUPERVALU, Inc.	20,097	226,694
*Susser Holdings Corp.	2,046	24,572
#Sysco Corp.	56,500	1,749,805
Tasty Baking Co.	935	6,199
Tootsie Roll Industries, Inc.	2,581	65,119
#*TreeHouse Foods, Inc.	3,830	182,653
Tyson Foods, Inc. Class A	29,240	511,992
*United Natural Foods, Inc.	4,776	161,094
United-Guardian, Inc.	600	6,747
Universal Corp.	2,600	115,310
*USANA Health Sciences, Inc.	955	40,014
Vector Group, Ltd.	7,794	147,696
Walgreen Co.	97,825	2,792,904
#Wal-Mart Stores, Inc.	325,040	16,638,798
WD-40 Co.	1,600	58,176
Weis Markets, Inc.	1,930	69,190
#*Whole Foods Market, Inc.	14,383	546,123
*Winn-Dixie Stores, Inc.	7,429	72,878

Total Consumer Staples		130,648,382

Energy — (9.3%)
Adams Resources & Energy, Inc.	600	12,600
#*Allis-Chalmers Energy, Inc.	1,800	4,698
Alon USA Energy, Inc.	1,957	13,484
*Alpha Natural Resources, Inc.	11,028	422,703
#*American Oil & Gas, Inc.	3,800	27,816
Anadarko Petroleum Corp.	50,050	2,460,458
Apache Corp.	32,725	3,127,856
*Approach Resources, Inc.	1,476	9,948
Arch Coal, Inc.	15,000	355,350
*Atlas Energy, Inc.	7,038	208,254
#*ATP Oil & Gas Corp.	4,679	49,410
*Atwood Oceanics, Inc.	6,700	182,240
Baker Hughes, Inc.	44,294	2,138,071
#*Basic Energy Services, Inc.	4,350	40,760
Berry Petroleum Corp. Class A	4,900	146,118
*Bill Barrett Corp.	4,720	166,994
*BioFuel Energy Corp.	2,050	3,137
*Bolt Technology Corp.	1,050	9,933
#*BPZ Resources, Inc.	10,000	45,300
*Brigham Exploration Co.	11,200	193,312
#*Bristow Group, Inc.	3,356	112,191
*Bronco Drilling Co., Inc.	3,500	13,300
Cabot Oil & Gas Corp.	10,500	319,935
*Cal Dive International, Inc.	9,937	58,827
*Callon Petroleum Co.	700	4,039
*Cameron International Corp.	24,659	976,250
CARBO Ceramics, Inc.	2,250	180,450
*Carrizo Oil & Gas, Inc.	3,100	60,791

1400

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
#*Cheniere Energy, Inc.	1,451	$4,150
Chesapeake Energy Corp.	63,138	1,327,792
Chevron Corp.	197,914	15,083,026
Cimarex Energy Co.	8,533	587,668
*Clayton Williams Energy, Inc.	1,100	48,961
#*Clean Energy Fuels Corp.	6,800	128,384
*Complete Production Services, Inc.	4,400	84,700
*Comstock Resources, Inc.	5,500	139,205
#*Concho Resources, Inc.	9,500	569,810
ConocoPhillips	149,755	8,269,471
Consol Energy, Inc.	18,500	693,380
*Contango Oil & Gas Co.	1,700	74,528
#*Continental Resources, Inc.	13,237	602,681
*CREDO Petroleum Corp.	1,676	12,838
#*Crosstex Energy, Inc.	5,400	41,796
*CVR Energy, Inc.	5,771	46,745
*Dawson Geophysical Co.	600	13,986
Delek US Holdings, Inc.	4,692	35,190
*Denbury Resources, Inc.	38,370	607,781
Devon Energy Corp.	44,106	2,756,184
#Diamond Offshore Drilling, Inc.	8,100	481,869
*Double Eagle Petroleum Co.	267	1,135
*Dresser-Rand Group, Inc.	8,200	305,122
*Dril-Quip, Inc.	4,000	209,120
El Paso Corp.	74,383	916,399
#*Energy Partners, Ltd.	81	1,036
*ENGlobal Corp.	3,900	8,697
EOG Resources, Inc.	25,800	2,515,500
*Evolution Petroleum Corp.	4,053	22,899
EXCO Resources, Inc.	21,650	314,142
#*Exterran Holdings, Inc.	5,500	146,685
Exxon Mobil Corp.	537,571	32,082,237
#*FMC Technologies, Inc.	12,382	783,533
*Forest Oil Corp.	10,889	311,317
Frontier Oil Corp.	9,600	117,984
*FX Energy, Inc.	5,500	19,360
General Maritime Corp.	3,300	18,447
#*Geokinetics, Inc.	900	3,969
#*GeoResources, Inc.	2,107	31,247
*Global Industries, Ltd.	11,300	53,562
*GMX Resources, Inc.	1,700	10,523
*Goodrich Petroleum Corp.	2,870	35,703
*Green Plains Renewable Energy, Inc.	200	1,852
Gulf Island Fabrication, Inc.	1,100	19,756
#*Gulfmark Offshore, Inc.	2,800	82,432
*Gulfport Energy Corp.	4,900	63,994
Halliburton Co.	87,623	2,618,175
#*Harvest Natural Resources, Inc.	4,500	37,350
*Helix Energy Solutions Group, Inc.	10,266	96,398
Helmerich & Payne, Inc.	11,191	453,571
*Hercules Offshore, Inc.	9,300	23,622
Hess Corp.	32,400	1,736,316
*HKN, Inc.	866	2,659
Holly Corp.	5,500	147,015
#*Hornbeck Offshore Services, Inc.	2,700	45,441
#Houston American Energy Corp.	2,600	27,898
*International Coal Group, Inc.	11,582	52,119
#*ION Geophysical Corp.	9,600	42,144
#*James River Coal Co.	2,490	43,600
*Key Energy Services, Inc.	13,200	127,512
*Kodiak Oil & Gas Corp.	8,200	27,470

1401

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
Lufkin Industries, Inc.	3,400	$139,774
Marathon Oil Corp.	69,265	2,316,914
#*Mariner Energy, Inc.	9,953	237,777
Massey Energy Co.	8,900	272,162
*Matrix Service Co.	2,900	28,101
*McMoran Exploration Co.	7,831	81,521
*Mitcham Industries, Inc.	1,600	11,760
Murphy Oil Corp.	19,224	1,052,514
*Nabors Industries, Ltd.	25,457	468,663
National-Oilwell, Inc.	42,315	1,657,055
*Natural Gas Services Group, Inc.	1,600	26,480
*Newfield Exploration Co.	13,600	727,056
*Newpark Resources, Inc.	9,500	75,905
Noble Energy, Inc.	16,842	1,129,425
#*Northern Oil & Gas, Inc.	3,400	49,912
Occidental Petroleum Corp.	80,088	6,241,258
*Oceaneering International, Inc.	5,600	277,088
*Oil States International, Inc.	6,000	275,640
Overseas Shipholding Group, Inc.	2,700	105,921
Panhandle Oil & Gas, Inc.	600	17,934
*Parker Drilling Co.	11,381	47,573
#*Patriot Coal Corp.	7,492	90,354
Patterson-UTI Energy, Inc.	14,800	243,164
Peabody Energy Corp.	26,223	1,183,968
Penn Virginia Corp.	3,900	74,100
*Petrohawk Energy Corp.	30,604	482,625
*Petroleum Development Corp.	1,200	34,968
#*PetroQuest Energy, Inc.	5,400	35,856
*PHI, Inc. Non-Voting	1,795	28,523
*Pioneer Drilling Co.	4,800	31,776
#Pioneer Natural Resources Co.	11,907	689,653
*Plains Exploration & Production Co.	12,593	283,972
*Pride International, Inc.	17,306	411,710
*QEP Resources, Inc.	18,500	636,770
*Quicksilver Resources, Inc.	16,800	211,512
#Range Resources Corp.	16,400	608,768
#*Rex Energy Corp.	4,000	42,400
*Rosetta Resources, Inc.	5,600	123,592
#*Rowan Cos., Inc.	10,981	277,380
RPC, Inc.	10,300	171,804
*SandRidge Energy, Inc.	39,458	232,802
Schlumberger, Ltd.	122,948	7,335,078
*SEACOR Holdings, Inc.	2,000	165,640
*Seahawk Drilling, Inc.	1,319	13,098
SM Energy Co.	7,000	289,940
Smith International, Inc.	19,981	828,812
Southern Union Co.	13,148	296,751
*Southwestern Energy Co.	33,040	1,204,308
Spectra Energy Corp.	42,262	878,627
Sunoco, Inc.	12,087	431,143
*Superior Energy Services, Inc.	8,200	186,878
*Superior Well Services, Inc.	2,100	38,997
*Swift Energy Corp.	3,230	83,754
*T-3 Energy Services, Inc.	700	17,752
Teekay Corp.	177	4,889
#Tesoro Petroleum Corp.	13,900	179,449
*Tetra Technologies, Inc.	8,150	84,923
*TGC Industries, Inc.	1,588	5,399
Tidewater, Inc.	5,500	225,390
*Toreador Resources Corp.	1,500	11,055
*Ultra Petroleum Corp.	1,994	84,486

1402

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
*Union Drilling, Inc.	1,000	$5,930
#*Unit Corp.	4,600	188,140
*Uranium Energy Corp.	3,900	10,803
#*USEC, Inc.	15,699	86,815
VAALCO Energy, Inc.	7,100	42,387
Valero Energy Corp.	53,602	910,698
#*Venoco, Inc.	5,701	107,293
W&T Offshore, Inc.	6,748	62,149
#*Western Refining, Inc.	2,700	14,310
*Westmoreland Coal Co.	937	7,964
#*Whiting Petroleum Corp.	5,250	462,052
*Willbros Group, Inc.	4,500	41,175
Williams Cos., Inc. (The)	60,700	1,178,187
#World Fuel Services Corp.	6,150	160,208

Total Energy		123,292,921

Financials — (12.4%)
1st Source Corp.	2,550	46,894
Abington Bancorp, Inc.	3,523	33,609
Advance America Cash Advance Centers, Inc.	5,900	23,246
*Affiliated Managers Group, Inc.	4,550	322,277
*Affirmative Insurance Holdings, Inc.	1,600	6,256
Aflac, Inc.	45,013	2,214,189
*Allegheny Corp.	676	202,949
Allied World Assurance Co. Holdings, Ltd.	5,300	264,046
Allstate Corp. (The)	51,367	1,450,604
Alterra Capital Holdings, Ltd.	3,500	67,725
*American Capital, Ltd.	23,501	121,970
American Equity Investment Life Holding Co.	3,790	40,932
American Express Co.	112,805	5,035,615
American Financial Group, Inc.	12,498	368,316
American National Insurance Co.	2,176	170,337
American Physicians Capital, Inc.	1,200	49,140
*American River Bankshares	882	6,289
*American Safety Insurance Holdings, Ltd.	1,000	16,500
*AmeriCredit Corp.	11,285	272,081
Ameriprise Financial, Inc.	26,340	1,116,553
*Ameris Bancorp	1,951	19,198
*AMERISAFE, Inc.	2,988	53,664
*AmeriServe Financial, Inc.	100	189
AmTrust Financial Services, Inc.	3,100	39,773
AON Corp.	24,735	931,767
*Arch Capital Group, Ltd.	5,170	404,604
Argo Group International Holdings, Ltd.	4,180	130,165
#Arrow Financial Corp.	1,334	33,643
Aspen Insurance Holdings, Ltd.	7,690	210,322
*Asset Acceptance Capital Corp.	3,597	16,151
Associated Banc-Corp.	13,242	179,959
Assurant, Inc.	12,600	469,854
Assured Guaranty, Ltd.	16,300	255,910
Asta Funding, Inc.	400	3,620
Astoria Financial Corp.	7,820	103,537
*Atlantic Coast Federal Corp.	699	1,475
*Avatar Holdings, Inc.	1,000	20,010
Axis Capital Holdings, Ltd.	14,740	459,446
*B of I Holding, Inc.	900	14,058
BancFirst Corp.	1,800	74,124
*Bancorp, Inc.	1,500	11,325
BancorpSouth, Inc.	9,703	142,246
#*BancTrust Financial Group, Inc.	2,903	8,941
Bank Mutual Corp.	6,120	35,986

1403

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Bank of America Corp.	924,879	$12,985,301
Bank of Hawaii Corp.	4,800	239,088
Bank of New York Mellon Corp. (The)	124,338	3,117,154
Bank of the Ozarks, Inc.	1,900	71,155
BankFinancial Corp.	2,730	24,242
Banner Corp.	400	940
BB&T Corp.	70,375	1,747,411
*Beneficial Mutual Bancorp, Inc.	5,032	50,773
#*Berkshire Hathaway, Inc.	28,477	2,224,623
Berkshire Hills Bancorp, Inc.	1,568	31,658
#BGC Partners, Inc. Class A	4,100	22,222
BlackRock, Inc.	4,892	770,441
BOK Financial Corp.	3,569	173,846
Boston Private Financial Holdings, Inc.	7,520	49,707
Brookline Bancorp, Inc.	6,300	60,984
Brooklyn Federal Bancorp, Inc.	100	417
Brown & Brown, Inc.	14,995	300,200
*Cadence Financial Corp.	103	163
Camden National Corp.	900	28,125
Capital City Bank Group, Inc.	1,069	14,784
Capital One Financial Corp.	46,401	1,964,154
Capital Southwest Corp.	344	30,554
CapitalSource, Inc.	7,876	42,373
#Capitol Federal Financial	2,789	87,658
Cardinal Financial Corp.	2,805	28,667
*Cardtronics, Inc.	3,500	45,325
Cash America International, Inc.	2,635	88,273
Cathay General Bancorp	4,048	47,604
*CB Richard Ellis Group, Inc.	28,965	492,405
Center Bancorp, Inc.	1,915	14,056
*Center Financial Corp.	4,900	25,333
CenterState Banks of Florida, Inc.	1,000	8,820
*Central Jersey Bancorp	1,260	9,223
Charles Schwab Corp. (The)	113,500	1,678,665
Chemical Financial Corp.	3,399	76,308
Chubb Corp.	33,207	1,747,684
Cincinnati Financial Corp.	14,709	405,233
*CIT Group, Inc.	575	20,907
*Citigroup, Inc.	1,402,934	5,752,029
Citizens Community Bancorp, Inc.	600	2,298
#*Citizens, Inc.	6,415	42,852
#City Holding Co.	1,500	44,175
City National Corp.	5,000	283,350
Clifton Savings Bancorp, Inc.	3,020	27,120
CME Group, Inc.	6,800	1,895,840
*CNA Financial Corp.	26,036	730,570
*CNA Surety Corp.	5,300	91,425
#*CNO Financial Group, Inc.	15,100	81,087
CoBiz Financial, Inc.	3,100	19,561
Cohen & Steers, Inc.	4,100	91,430
Columbia Banking System, Inc.	2,213	40,454
Comerica, Inc.	16,300	625,268
Commerce Bancshares, Inc.	7,932	310,538
Community Bank System, Inc.	3,381	83,680
Community Trust Bancorp, Inc.	1,590	43,693
*CompuCredit Holdings Corp.	4,061	20,589
Consolidated-Tokoma Land Co.	681	19,620
#*Credit Acceptance Corp.	2,374	132,897
Cullen Frost Bankers, Inc.	6,720	371,011
#CVB Financial Corp.	9,813	99,896
Danvers Bancorp, Inc.	2,435	39,934

1404

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Delphi Financial Group, Inc. Class A	4,900	$127,155
Diamond Hill Investment Group, Inc.	293	17,026
Dime Community Bancshares, Inc.	2,700	35,370
Discover Financial Services	52,600	803,202
*Dollar Financial Corp.	2,000	39,220
Donegal Group, Inc. Class A	2,168	25,496
#*Doral Financial Corp.	2,179	5,360
Duff & Phelps Corp.	2,200	23,848
East West Bancorp, Inc.	14,046	218,977
Eastern Insurance Holdings, Inc.	1,500	17,220
Eaton Vance Corp.	11,570	346,637
*eHealth, Inc.	2,800	31,080
EMC Insurance Group, Inc.	1,000	22,360
Employers Holdings, Inc.	3,900	60,606
#*Encore Bancshares, Inc.	300	2,808
*Encore Capital Group, Inc.	2,681	58,982
Endurance Specialty Holdings, Ltd.	4,900	189,091
*Enstar Group, Ltd.	1,100	80,003
Enterprise Financial Services Corp.	1,766	18,084
Erie Indemnity Co.	5,200	254,956
ESSA Bancorp, Inc.	2,588	32,919
Evercore Partners, Inc. Class A	1,600	37,568
Everest Re Group, Ltd.	5,800	450,196
*EzCorp, Inc.	1,200	23,880
F.N.B. Corp.	8,209	70,351
FBL Financial Group, Inc. Class A	2,100	47,649
Federal Agricultural Mortgage Corp.	1,781	26,608
#Federated Investors, Inc.	9,762	207,150
Fidelity National Financial, Inc.	22,699	335,264
#*Fidelity Southern Corp.	1,040	6,782
Fifth Third Bancorp	77,100	979,941
Financial Institutions, Inc.	600	11,382
*First Acceptance Corp.	3,783	6,507
First American Financial Corp.	9,349	137,898
First Bancorp	1,500	25,035
First Busey Corp.	2,279	10,461
*First Cash Financial Services, Inc.	3,522	84,458
First Citizens BancShares, Inc.	100	18,901
First Commonwealth Financial Corp.	1,850	9,805
First Community Bancshares, Inc.	1,100	16,181
First Defiance Financial Corp.	1,738	17,345
First Financial Bancorp	4,812	76,511
First Financial Bankshares, Inc.	2,390	117,158
First Financial Corp.	1,700	48,229
First Financial Holdings, Inc.	1,825	22,958
First Financial Northwest, Inc.	3,660	16,690
*First Horizon National Corp.	23,025	264,097
*First Marblehead Corp. (The)	700	1,883
First Merchants Corp.	1,745	15,147
First Mercury Financial Corp.	2,596	29,750
First Midwest Bancorp, Inc.	5,100	64,158
First Niagara Financial Group, Inc.	17,879	239,757
First Place Financial Corp.	1,829	6,639
First Security Group, Inc.	1,128	2,200
First South Bancorp, Inc.	1,785	21,134
FirstMerit Corp.	9,666	190,517
Flagstone Reinsurance Holdings SA	3,394	37,470
Flushing Financial Corp.	1,928	24,042
#*FNB United Corp.	237	118
#*Forest City Enterprises, Inc. Class A	12,804	162,611
*Forest City Enterprises, Inc. Class B	3,286	42,225

1405

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
*FPIC Insurance Group, Inc.	1,300	$38,415
Franklin Resources, Inc.	22,380	2,250,980
Fulton Financial Corp.	18,759	170,894
*GAINSCO, Inc.	93	698
Gallagher (Arthur J.) & Co.	11,325	287,882
#GAMCO Investors, Inc.	367	14,768
*Genworth Financial, Inc.	47,300	642,334
German American Bancorp, Inc.	1,900	31,825
GFI Group, Inc.	12,500	73,625
Glacier Bancorp, Inc.	5,234	83,639
*Gleacher & Co., Inc.	11,995	23,990
*Global Indemnity P.L.C.	1,026	15,616
Goldman Sachs Group, Inc. (The)	51,300	7,737,066
Great Southern Bancorp, Inc.	1,583	34,715
*Greene Bancshares, Inc.	700	7,021
#Greenhill & Co., Inc.	2,800	190,540
*Greenlight Capital Re, Ltd.	3,500	90,265
*Guaranty Bancorp	207	230
*Hallmark Financial Services, Inc.	2,534	25,695
Hampden Bancorp, Inc.	504	5,020
#*Hampton Roads Bankshares, Inc.	1,143	1,257
Hancock Holding Co.	3,700	112,887
Hanover Insurance Group, Inc.	5,130	224,848
Harleysville Group, Inc.	2,685	84,524
*Harris & Harris Group, Inc.	3,600	14,652
Hartford Financial Services Group, Inc.	42,424	993,146
HCC Insurance Holdings, Inc.	12,425	324,541
Heartland Financial USA, Inc.	2,089	36,892
*Heritage Commerce Corp.	841	3,019
*Heritage Financial Corp.	905	13,439
#Heritage Financial Group	1,785	20,135
*HFF, Inc.	1,500	13,140
*Hilltop Holdings, Inc.	7,200	74,808
Home Bancshares, Inc.	2,952	70,937
Home Federal Bancorp, Inc.	2,521	32,899
HopFed Bancorp, Inc.	200	1,902
Horace Mann Educators Corp.	2,800	47,096
Hudson City Bancorp, Inc.	51,466	639,208
Huntington Bancshares, Inc.	69,800	422,988
IBERIABANK Corp.	1,925	100,023
Independence Holding Co.	2,500	16,025
Independent Bank Corp.	1,972	46,953
Infinity Property & Casualty Corp.	800	38,432
#*Interactive Brokers Group, Inc.	4,380	72,489
*IntercontinentalExchange, Inc.	7,263	767,118
#*International Assets Holding Corp.	1,415	23,970
International Bancshares Corp.	6,326	109,693
*Intervest Bancshares Corp.	254	836
Invesco, Ltd.	43,768	855,227
*Investment Technology Group, Inc.	3,824	60,075
*Investors Bancorp, Inc.	9,100	119,483
Janus Capital Group, Inc.	17,800	186,544
#Jefferies Group, Inc.	16,953	418,570
JMP Group, Inc.	2,391	16,857
Jones Lang LaSalle, Inc.	4,000	309,840
JPMorgan Chase & Co.	391,378	15,764,706
*KBW, Inc.	3,585	81,917
Kearny Financial Corp.	8,484	79,665
KeyCorp	81,458	689,135
#K-Fed Bancorp	1,191	10,362
#*Knight Capital Group, Inc.	9,475	136,250

1406

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Lakeland Bancorp, Inc.	2,574	$23,089
Lakeland Financial Corp.	1,700	34,901
Legacy Bancorp, Inc.	1,200	9,834
Legg Mason, Inc.	15,974	461,489
*Leucadia National Corp.	23,300	514,697
Life Partners Holdings, Inc.	1,625	28,194
Lincoln National Corp.	29,250	761,670
Loews Corp.	40,500	1,504,575
*Louisiana Bancorp, Inc.	200	2,900
#M&T Bank Corp.	10,386	907,113
#*Macatawa Bank Corp.	1,493	2,732
MainSource Financial Group, Inc.	1,600	12,064
*Markel Corp.	1,093	369,434
*Market Leader, Inc.	900	1,782
MarketAxess Holdings, Inc.	3,416	48,576
*Marlin Business Services Corp.	2,500	27,950
Marsh & McLennan Cos., Inc.	51,387	1,208,622
Marshall & Ilsley Corp.	34,532	242,760
#MB Financial, Inc.	3,900	67,626
*MBIA, Inc.	25,900	224,812
MCG Capital Corp.	4,800	27,792
Meadowbrook Insurance Group, Inc.	7,513	68,819
Medallion Financial Corp.	3,100	21,731
Mercer Insurance Group, Inc.	1,116	18,615
Merchants Bancshares, Inc.	894	21,322
Mercury General Corp.	4,612	198,916
*Meridian Interstate Bancorp, Inc.	2,501	27,061
MetLife, Inc.	78,236	3,290,606
*Metro Bancorp, Inc.	200	2,542
*MF Global Holdings, Ltd.	12,100	77,803
#*MGIC Investment Corp.	15,500	133,145
MidSouth Bancorp, Inc.	900	11,736
Montpelier Re Holdings, Ltd.	8,700	141,462
#Moody’s Corp.	23,670	557,428
Morgan Stanley	133,543	3,604,326
*MSCI, Inc.	11,076	357,423
*Nara Bancorp, Inc.	106	760
*NASDAQ OMX Group, Inc. (The)	15,230	296,528
*National Financial Partners Corp.	3,900	41,847
National Interstate Corp.	1,900	42,389
National Penn Bancshares, Inc.	10,344	68,891
*Navigators Group, Inc. (The)	1,900	80,997
NBT Bancorp, Inc.	3,984	87,967
Nelnet, Inc. Class A	2,640	53,222
New England Bancshares, Inc.	1,000	7,190
New Westfield Financial, Inc.	4,099	33,653
#New York Community Bancorp, Inc.	32,275	557,066
NewAlliance Bancshares, Inc.	11,700	142,389
#*NewStar Financial, Inc.	3,503	25,432
Northeast Community Bancorp, Inc.	1,726	9,838
Northern Trust Corp.	24,100	1,132,459
Northfield Bancorp, Inc.	4,009	51,676
Northrim Bancorp, Inc.	600	10,560
Northwest Bancshares, Inc.	10,509	127,474
NYMAGIC, Inc.	100	2,550
NYSE Euronext, Inc.	23,623	684,358
OceanFirst Financial Corp.	300	3,798
*Ocwen Financial Corp.	8,900	93,984
Old National Bancorp	6,203	65,256
#Old Republic International Corp.	27,487	343,862
#Old Second Bancorp, Inc.	1,400	1,946

1407

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
OneBeacon Insurance Group, Ltd.	3,200	$50,848
*optionsXpress Holdings, Inc.	5,334	83,210
Oriental Financial Group, Inc.	3,500	49,560
Oritani Financial Corp.	6,231	62,310
Pacific Continental Corp.	1,300	11,882
#*Pacific Mercantile Bancorp	1,425	5,486
PacWest Bancorp	2,792	58,437
#Park National Corp.	1,200	80,496
PartnerRe, Ltd.	6,200	448,694
#*Patriot National Bancorp	200	396
Peapack-Gladstone Financial Corp.	1,228	15,534
*Penson Worldwide, Inc.	2,800	15,064
Peoples Bancorp, Inc.	1,197	20,648
People’s United Financial, Inc.	40,200	556,368
#*PHH Corp.	7,358	146,498
*PICO Holdings, Inc.	1,800	56,412
#*Pinnacle Financial Partners, Inc.	2,100	21,189
*Piper Jaffray Cos., Inc.	1,704	53,148
Platinum Underwriters Holdings, Ltd.	5,687	222,248
*PMA Capital Corp.	4,497	30,175
PNC Financial Services Group, Inc.	55,734	3,310,042
*Popular, Inc.	28,212	80,968
#*Portfolio Recovery Associates, Inc.	2,000	139,360
#*Preferred Bank	1,269	2,411
Presidential Life Corp.	3,200	31,392
*Primus Guaranty, Ltd.	2,338	10,194
Principal Financial Group, Inc.	31,700	811,837
PrivateBancorp, Inc.	3,982	49,257
*ProAssurance Corp.	3,400	202,334
Progressive Corp.	66,336	1,302,839
Prosperity Bancshares, Inc.	4,800	162,624
Protective Life Corp.	7,400	166,426
Provident Financial Services, Inc.	5,262	67,406
Provident New York Bancorp	3,935	36,517
Prudential Financial, Inc.	47,290	2,709,244
QC Holdings, Inc.	2,372	9,749
Radian Group, Inc.	8,700	74,820
Raymond James Financial, Inc.	10,975	292,813
Regions Financial Corp.	100,104	733,762
Reinsurance Group of America, Inc.	7,190	344,976
RenaissanceRe Holdings, Ltd.	6,600	377,652
Renasant Corp.	2,122	32,360
Republic Bancorp, Inc. Class A	805	19,948
*Republic First Bancorp, Inc.	1,100	2,222
Resource America, Inc.	2,228	9,692
*Riverview Bancorp, Inc.	1,705	3,410
#RLI Corp.	2,130	118,194
Rockville Financial, Inc.	2,463	31,206
*Rodman & Renshaw Capital Group, Inc.	2,800	8,344
Roma Financial Corp.	3,561	40,631
Rome Bancorp, Inc.	497	4,548
S&T Bancorp, Inc.	2,951	59,905
S.Y. Bancorp, Inc.	2,030	50,608
Safety Insurance Group, Inc.	2,200	86,240
Sanders Morris Harris Group, Inc.	3,300	18,150
Sandy Spring Bancorp, Inc.	1,969	33,355
SCBT Financial Corp.	933	30,071
SeaBright Holdings, Inc.	2,360	19,328
SEI Investments Co.	18,378	352,490
Selective Insurance Group, Inc.	5,100	79,356
SI Financial Group, Inc.	1,500	10,125

1408

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
*Signature Bank	4,006	$153,991
Simmons First National Corp.	1,872	49,327
*SLM Corp.	44,968	539,616
#Smithtown Bancorp, Inc.	1,563	6,252
Somerset Hills Bancorp	992	8,283
*Southern Community Financial Corp.	900	1,791
Southside Bancshares, Inc.	1,883	35,702
Southwest Bancorp, Inc.	1,600	23,280
#*St. Joe Co. (The)	9,102	234,741
StanCorp Financial Group, Inc.	4,400	165,836
State Auto Financial Corp.	3,166	49,801
State Bancorp, Inc.	2,047	19,610
State Street Corp.	51,040	1,986,477
StellarOne Corp.	2,851	38,688
Sterling Bancorp	2,599	25,366
Sterling Bancshares, Inc.	8,000	41,520
#Stewart Information Services Corp.	500	4,995
#*Stifel Financial Corp.	3,830	177,482
Student Loan Corp.	1,600	40,160
Suffolk Bancorp	900	24,399
*Sun Bancorp, Inc.	2,137	11,412
SunTrust Banks, Inc.	51,557	1,337,904
Susquehanna Bancshares, Inc.	7,567	65,455
#*SVB Financial Group	3,891	168,052
SWS Group, Inc.	1,770	15,434
#Synovus Financial Corp.	65,676	172,071
T. Rowe Price Group, Inc.	26,425	1,274,478
*Taylor Capital Group, Inc.	730	7,256
TCF Financial Corp.	12,086	191,442
*TD Ameritrade Holding Corp.	47,359	745,431
*Tejon Ranch Co.	1,465	33,754
#*Tennessee Commerce Bancorp, Inc.	700	3,955
*Teton Advisors, Inc.	5	46
*Texas Capital Bancshares, Inc.	4,203	70,148
TFS Financial Corp.	29,820	371,557
Thomas Properties Group, Inc.	4,298	15,688
#*TIB Financial Corp.	454	200
Tompkins Financial Corp.	1,362	56,864
Torchmark Corp.	8,400	445,788
Tower Group, Inc.	4,921	106,048
#TowneBank	1,400	21,560
*TradeStation Group, Inc.	5,240	33,484
#Transatlantic Holdings, Inc.	6,479	309,761
Travelers Cos., Inc. (The)	52,340	2,640,553
*Tree.com, Inc.	721	5,191
TriCo Bancshares	1,628	30,720
Trustco Bank Corp.	7,300	42,486
Trustmark Corp.	7,848	172,656
U.S. Bancorp	203,215	4,856,838
UMB Financial Corp.	2,600	97,812
Umpqua Holdings Corp.	8,173	102,408
#Union First Market Bankshares Corp.	2,179	30,942
#United Bankshares, Inc.	3,563	90,963
*United Community Banks, Inc.	4,124	12,784
*United Community Financial Corp.	1,363	2,181
United Financial Bancorp, Inc.	2,642	39,339
United Fire & Casualty Co.	2,765	59,282
*United Security Bancshares	1,953	8,203
Unitrin, Inc.	5,200	144,508
Universal Insurance Holdings, Inc.	3,536	14,144
Univest Corp. of Pennsylvania	1,893	32,806

1409

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Unum Group	35,400	$807,828
Validus Holdings, Ltd.	8,955	222,442
Valley National Bancorp	15,906	230,796
*ViewPoint Financial Group	3,532	34,260
*Virginia Commerce Bancorp, Inc.	2,610	16,730
*Virtus Investment Partners, Inc.	205	5,289
Waddell & Reed Financial, Inc.	9,300	221,619
Washington Banking Co.	1,539	22,177
Washington Federal, Inc.	9,178	159,697
Washington Trust Bancorp, Inc.	1,700	32,912
*Waterstone Financial, Inc.	2,561	10,218
Webster Financial Corp.	5,208	97,077
Wells Fargo & Co.	508,428	14,098,708
WesBanco, Inc.	2,465	42,768
Wesco Financial Corp.	817	276,881
*West Bancorporation, Inc.	2,033	13,601
West Coast Bancorp	8,700	22,185
#Westamerica Bancorporation	3,200	172,032
*Western Alliance Bancorp	966	7,023
#Westwood Holdings Group, Inc.	900	32,607
White Mountains Insurance Group, Ltd.	700	219,835
Whitney Holding Corp.	4,600	37,352
Wilmington Trust Corp.	6,599	66,914
Wilshire Bancorp, Inc.	2,428	18,283
#Wintrust Financial Corp.	2,250	70,020
#*World Acceptance Corp.	1,700	70,431
WR Berkley Corp.	17,930	484,289
Yadkin Valley Financial Corp.	671	1,973
Zions Bancorporation	12,789	283,788
*ZipRealty, Inc.	3,257	8,794

Total Financials		164,258,548

Health Care — (10.6%)
*A.D.A.M., Inc.	575	1,852
*Abaxis, Inc.	2,463	49,383
Abbott Laboratories	152,800	7,499,424
#*ABIOMED, Inc.	4,543	50,382
*Abraxis Bioscience, Inc.	1,104	83,120
*Accelrys, Inc.	7,169	50,541
*Accuray, Inc.	6,498	42,757
*Acorda Therapeutics, Inc.	3,200	103,488
*Adolor Corp.	778	864
Aetna, Inc.	39,398	1,097,234
*Affymax, Inc.	2,611	16,789
*Affymetrix, Inc.	8,729	42,685
*Air Methods Corp.	1,457	46,260
*Albany Molecular Research, Inc.	3,400	22,100
*Alere, Inc.	8,565	240,933
*Alexion Pharmaceuticals, Inc.	8,800	478,368
*Alexza Pharmaceuticals, Inc.	6,156	17,052
#*Align Technology, Inc.	8,300	144,005
#*Alkermes, Inc.	8,370	107,973
Allergan, Inc.	31,570	1,927,664
#*Alliance HealthCare Services, Inc.	5,000	21,000
*Allos Therapeutics, Inc.	10,300	49,646
*Allscripts-Misys Healthcare Solutions, Inc.	15,200	253,688
*Almost Family, Inc.	812	21,339
*Alnylam Pharmaceuticals, Inc.	3,400	52,190
*Alphatec Holdings, Inc.	7,600	32,148
*AMAG Pharmaceuticals, Inc.	2,000	62,960
#*Amedisys, Inc.	2,934	77,076

1410

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CONTINUED

	Shares	Value†

Health Care — (Continued)
America Services Group, Inc.	1,200	$21,168
*American Caresource Holding, Inc.	400	576
*American Dental Partners, Inc.	1,985	22,748
#*American Medical Systems Holdings, Inc.	7,100	158,756
#*AMERIGROUP Corp.	6,000	214,560
AmerisourceBergen Corp.	29,920	896,702
*Amgen, Inc.	98,171	5,353,265
*Amicus Therapeutics, Inc.	1,205	3,049
*AMN Healthcare Services, Inc.	6,328	38,095
*Amsurg Corp.	3,550	65,036
#*Amylin Pharmaceuticals, Inc.	12,980	245,582
*Anadys Pharmaceuticals, Inc.	4,700	9,447
Analogic Corp.	1,441	65,522
*AngioDynamics, Inc.	3,150	48,542
*Anika Therapeutics, Inc.	1,888	11,064
*Ardea Biosciences, Inc.	2,042	40,738
#*Arena Pharmaceuticals, Inc.	9,661	76,805
#*Ariad Pharmaceuticals, Inc.	12,600	40,320
*Arqule, Inc.	4,156	17,746
*Array BioPharma, Inc.	5,200	16,484
*Assisted Living Concepts, Inc.	915	28,786
#*athenahealth, Inc.	2,700	74,979
*AtriCure, Inc.	1,383	8,754
*ATS Medical, Inc.	6,106	24,424
#*Auxilium Pharmaceuticals, Inc.	4,600	103,776
*AVANIR Pharmaceuticals, Inc.	1,000	3,200
Bard (C.R.), Inc.	9,700	761,741
Baxter International, Inc.	59,065	2,585,275
Beckman Coulter, Inc.	6,800	311,644
#Becton Dickinson & Co.	24,100	1,658,080
*BioClinica, Inc.	2,162	8,756
*BioCryst Pharmaceuticals, Inc.	3,400	20,298
#*Biodel, Inc.	3,100	12,090
*Biogen Idec, Inc.	26,475	1,479,423
#*BioMarin Pharmaceutical, Inc.	10,300	225,055
*BioMimetic Therapeutics, Inc.	2,760	25,475
*Bio-Rad Laboratories, Inc.	2,213	196,514
*Bio-Reference Labs, Inc.	2,800	58,716
*BioScrip, Inc.	2,900	12,325
*BioSphere Medical, Inc.	2,293	9,975
*BMP Sunstone Corp.	3,063	20,216
*Boston Scientific Corp.	76,211	426,782
#*Bovie Medical Corp.	2,540	7,010
Bristol-Myers Squibb Co.	165,250	4,118,030
*Brookdale Senior Living, Inc.	10,600	150,308
*Bruker BioSciences Corp.	16,390	215,856
*BSD Medical Corp.	410	431
#*Cadence Pharmaceuticals, Inc.	4,900	37,534
*Caliper Life Sciences, Inc.	1,000	3,920
*Cambrex Corp.	3,827	13,586
Cantel Medical Corp.	2,444	38,811
*Capital Senior Living Corp.	3,849	20,785
*Caraco Pharmaceutical Laboratories, Ltd.	3,497	21,122
*Cardiac Science Corp.	3,085	5,491
Cardinal Health, Inc.	34,692	1,119,511
*Cardiovascular Systems, Inc.	200	894
*CareFusion Corp.	19,917	419,651
*CAS Medical Systems, Inc.	1,900	3,800
*Catalyst Health Solutions, Inc.	4,200	145,236
*Celera Corp.	3,439	23,007
*Celgene Corp.	46,782	2,580,027

1411

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CONTINUED

	Shares	Value†

Health Care — (Continued)
*Celsion Corp.	700	$2,310
#*Centene Corp.	4,800	102,288
#*Cephalon, Inc.	7,295	413,991
#*Cepheid, Inc.	4,900	81,095
#*Cerner Corp.	7,800	604,110
#*Charles River Laboratories International, Inc.	6,400	198,912
Chemed Corp.	2,300	121,716
Cigna Corp.	27,500	845,900
#*Clinical Data, Inc.	2,347	32,717
#*CombiMatrix Corp.	1,107	3,066
#*Community Health Systems, Inc.	8,800	285,384
Computer Programs & Systems, Inc.	1,556	69,973
#*Conceptus, Inc.	3,600	48,636
*Conmed Corp.	2,735	52,594
*Continucare Corp.	6,300	24,003
Cooper Cos., Inc.	4,865	189,054
*Corvel Corp.	1,400	55,706
#*Covance, Inc.	6,600	255,816
*Coventry Health Care, Inc.	13,400	265,722
*Cross Country Healthcare, Inc.	1,700	15,096
*CryoLife, Inc.	3,061	16,407
#*Cubist Pharmaceuticals, Inc.	7,273	156,951
*Cutera, Inc.	1,850	14,467
*Cyberonics, Inc.	2,300	54,786
*Cynosure, Inc.	1,600	16,448
*Cypress Bioscience, Inc.	3,390	12,374
*Cytokinetics, Inc.	3,764	10,351
*Cytori Therapeutics, Inc.	3,900	18,642
*DaVita, Inc.	9,970	571,480
*Dendreon Corp.	12,751	419,635
#DENTSPLY International, Inc.	15,100	453,302
*DepoMed, Inc.	3,900	11,154
*DexCom, Inc.	5,400	60,264
*Dionex Corp.	1,950	147,225
*Durect Corp.	7,649	18,664
*Dyax Corp.	11,509	27,622
#*Dynacq Healthcare, Inc.	300	687
*Eclipsys Corp.	5,300	104,463
*Edwards Lifesciences Corp.	12,306	711,287
Eli Lilly & Co.	105,675	3,762,030
*Emergency Medical Services Corp. Class A	2,000	89,480
*Emergent BioSolutions, Inc.	1,335	24,791
Emergent Group, Inc.	1,300	8,216
#*Emeritus Corp.	3,635	62,558
*Endo Pharmaceuticals Holdings, Inc.	13,481	323,679
—*Endo Pharmaceuticals Solutions	8,600	9,460
*Endologix, Inc.	4,500	20,565
Ensign Group, Inc.	931	16,758
#*Enzon Pharmaceuticals, Inc.	4,617	50,510
*eResearch Technology, Inc.	4,700	38,070
#*Exactech, Inc.	1,400	22,092
*Exelixis, Inc.	10,300	32,136
*Express Scripts, Inc.	52,308	2,363,275
*Forest Laboratories, Inc.	29,798	826,894
*Furiex Pharmaceuticals, Inc.	833	9,754
*Genomic Health, Inc.	2,998	38,644
*Genoptix, Inc.	1,900	32,832
#*Gen-Probe, Inc.	4,794	215,586
*Gentiva Health Services, Inc.	3,177	65,542
*Genzyme Corp.	26,368	1,834,158
#*Geron Corp.	9,900	55,737

1412

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CONTINUED

	Shares	Value†

Health Care — (Continued)
*Gilead Sciences, Inc.	89,400	$2,978,808
#*Greatbatch, Inc.	2,910	65,708
*GTx, Inc.	2,703	9,163
*Haemonetics Corp.	2,902	160,336
*Halozyme Therapeutics, Inc.	7,600	54,492
*Hanger Orthopedic Group, Inc.	2,600	44,590
*Hansen Medical, Inc.	700	1,267
*Harvard Bioscience, Inc.	4,139	14,942
*Health Grades, Inc.	4,492	36,610
*Health Management Associates, Inc.	23,724	169,864
*Health Net, Inc.	7,298	171,868
#*HealthSouth Corp.	9,922	183,656
*HealthSpring, Inc.	4,900	92,120
*HealthStream, Inc.	2,809	14,045
*Healthways, Inc.	3,100	44,144
*HeartWare International, Inc.	400	25,772
#*Hemispherx Biopharma, Inc.	2,300	1,208
#*Henry Schein, Inc.	9,500	498,655
#Hill-Rom Holdings, Inc.	7,105	234,749
#*Hi-Tech Pharmacal Co., Inc.	1,129	19,848
#*HMS Holdings Corp.	2,900	163,328
*Hologic, Inc.	28,078	397,023
*Hospira, Inc.	16,114	839,539
*Human Genome Sciences, Inc.	18,100	469,514
*Humana, Inc.	15,900	747,618
*ICU Medical, Inc.	1,650	61,396
*Idenix Pharmaceuticals, Inc.	6,400	32,704
#*Idera Pharmaceuticals, Inc.	3,193	11,686
#*IDEXX Laboratories, Inc.	5,800	340,692
*Illumina, Inc.	11,746	526,573
*Immucor, Inc.	6,656	127,928
#*ImmunoGen, Inc.	6,184	58,315
#*Immunomedics, Inc.	6,470	20,898
*Impax Laboratories, Inc.	2,862	46,908
#*Incyte Corp.	12,764	166,187
*Infinity Pharmaceuticals, Inc.	3,056	17,908
*Inspire Pharmaceuticals, Inc.	7,300	36,865
*Insulet Corp.	5,100	75,429
*Integra LifeSciences Holdings Corp.	2,600	93,938
*IntegraMed America, Inc.	1,494	12,236
*InterMune, Inc.	4,162	40,621
#*Intuitive Surgical, Inc.	3,738	1,227,447
Invacare Corp.	3,000	71,490
#*InVentiv Health, Inc.	2,663	69,078
*IPC The Hospitalist Co.	1,900	48,925
*IRIS International, Inc.	2,045	19,059
#*Isis Pharmaceuticals, Inc.	10,843	107,237
*ISTA Pharmaceuticals, Inc.	2,153	5,985
#*Jazz Pharmaceuticals, Inc.	3,100	26,970
Johnson & Johnson	275,284	15,991,248
*Kendle International, Inc.	1,300	16,003
*Kensey Nash Corp.	1,281	30,104
*Kindred Healthcare, Inc.	4,200	55,860
*Kinetic Concepts, Inc.	6,100	216,611
*King Pharmaceuticals, Inc.	25,640	224,606
*K-V Pharmaceutical Co.	300	321
*Laboratory Corp. of America Holdings	10,900	795,482
Landauer, Inc.	1,220	76,579
*Lannet Co., Inc.	1,787	8,220
#*LCA-Vision, Inc.	3,050	15,830
*LeMaitre Vascular, Inc.	1,000	6,040

1413

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*LHC Group, Inc.	2,363	$54,325
*Life Technologies Corp.	18,073	776,958
*LifePoint Hospitals, Inc.	6,445	199,215
*Lincare Holdings, Inc.	9,108	216,406
*Luminex Corp.	4,334	70,558
*Magellan Health Services, Inc.	3,665	154,260
*MAKO Surgical Corp.	3,200	35,104
#*Mannkind Corp.	13,673	94,480
*Martek Biosciences Corp.	3,448	71,339
#Masimo Corp.	5,690	131,325
*Matrixx Initiatives, Inc.	1,300	6,136
*Maxygen, Inc.	3,953	24,548
McKesson Corp.	27,610	1,734,460
#*MedAssets, Inc.	6,600	154,506
*MedCath Corp.	1,848	16,373
*Medco Health Solutions, Inc.	44,545	2,138,160
*Medical Action Industries, Inc.	2,396	32,825
#*Medicines Co. (The)	1,500	13,815
*MediciNova, Inc.	740	3,582
#Medicis Pharmaceutical Corp. Class A	4,326	109,664
*Medivation, Inc.	3,240	30,812
*Mednax, Inc.	4,400	207,460
*MEDTOX Scientific, Inc.	977	11,206
Medtronic, Inc.	110,504	4,085,333
Merck & Co., Inc.	322,353	11,108,284
*Merge Healthcare, Inc.	5,633	18,251
Meridian Bioscience, Inc.	4,275	82,123
*Merit Medical Systems, Inc.	3,211	54,330
#*Metabolix, Inc.	2,509	35,427
*Metropolitan Health Networks, Inc.	1,125	4,264
#*Mettler Toledo International, Inc.	3,245	379,016
#*Micromet, Inc.	6,715	45,998
#*Micrus Endovascular Corp.	1,300	30,238
#*Molina Healthcare, Inc.	3,094	92,232
*Momenta Pharmaceuticals, Inc.	3,101	66,175
*MWI Veterinary Supply, Inc.	1,200	63,192
#*Mylan, Inc.	29,350	510,690
*Myrexis, Inc.	3,247	12,436
*Myriad Genetics, Inc.	8,600	124,786
*Nabi Biopharmaceuticals	6,490	37,123
*Nanosphere, Inc.	2,000	9,200
#National Healthcare Corp.	1,100	38,412
National Research Corp.	200	4,972
*Natus Medical, Inc.	1,980	29,066
*Nektar Therapeutics	8,118	106,021
*Neogen Corp.	2,879	85,967
#*Neuralstem, Inc.	5,200	12,740
*Neurocrine Biosciences, Inc.	2,000	11,360
*Nighthawk Radiology Holdings, Inc.	728	2,155
*NovaMed, Inc.	1,287	10,618
*NPS Pharmaceuticals, Inc.	5,995	41,485
#*NuVasive, Inc.	3,900	127,803
*NxStage Medical, Inc.	5,192	81,982
*Obagi Medical Products, Inc.	2,252	26,168
*Odyssey Healthcare, Inc.	4,400	117,744
#Omnicare, Inc.	11,440	281,767
*Omnicell, Inc.	2,600	32,032
#*Oncothyreon, Inc.	2,700	9,666
*Onyx Pharmaceuticals, Inc.	5,800	150,800
*Optimer Pharmaceuticals, Inc.	3,500	31,780
*OraSure Technologies, Inc.	6,438	30,516

1414

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*Orexigen Therapeutics, Inc.	4,000	$20,800
*Orthovita, Inc.	8,700	16,095
*Osiris Therapeutics, Inc.	3,300	26,235
*Osteotech, Inc.	1,415	5,363
Owens & Minor, Inc.	6,000	163,140
*Pain Therapeutics, Inc.	5,300	31,005
*Palomar Medical Technologies, Inc.	1,396	15,579
*Par Pharmaceutical Cos., Inc.	4,600	121,440
*Parexel International Corp.	5,425	111,375
Patterson Cos., Inc.	12,000	320,160
*PDI, Inc.	1,874	15,048
#PDL BioPharma, Inc.	11,616	72,252
#*Penwest Pharmaceuticals Co.	3,600	12,168
PerkinElmer, Inc.	12,800	249,088
Perrigo Co.	9,276	519,549
Pfizer, Inc.	789,803	11,847,045
Pharmaceutical Products Development Service, Inc.	10,900	264,434
*Pharmasset, Inc.	3,200	86,432
*PharMerica Corp.	2,600	33,956
*Phase Forward, Inc.	3,093	51,962
#*Poniard Pharmaceuticals, Inc.	2,809	1,742
*Pozen, Inc.	2,100	16,758
*Progenics Pharmaceuticals, Inc.	2,600	11,960
*ProPhase Labs, Inc.	1,000	1,850
*Prospect Medical Holdings, Inc.	1,283	9,353
*Providence Service Corp.	1,570	22,608
#*PSS World Medical, Inc.	6,516	122,631
*Psychiatric Solutions, Inc.	5,300	175,642
#Quality Systems, Inc.	2,474	135,872
Quest Diagnostics, Inc.	18,234	856,816
#*Quidel Corp.	2,300	28,520
*RadNet, Inc.	5,400	10,962
*Regeneration Technologies, Inc.	5,098	14,733
*Regeneron Pharmaceuticals, Inc.	7,500	181,425
*RehabCare Group, Inc.	2,500	52,975
*Repligen Corp.	3,600	11,628
*Res-Care, Inc.	3,700	36,334
#*ResMed, Inc.	7,500	492,675
#*Rigel Pharmaceuticals, Inc.	4,341	35,162
*Rochester Medical Corp.	1,592	15,411
*Rockwell Medical Technologies, Inc.	1,400	7,574
*Salix Pharmaceuticals, Ltd.	6,200	262,942
*Sangamo BioSciences, Inc.	3,800	14,326
*Santarus, Inc.	4,400	10,956
*Savient Pharmaceuticals, Inc.	4,100	56,170
*Seattle Genetics, Inc.	9,820	119,608
*Sequenom, Inc.	6,679	38,404
*Sirona Dental Systems, Inc.	5,451	167,782
*Skilled Healthcare Group, Inc.	2,400	6,384
— *Somanetics Corp.	1,600	40,000
*SonoSite, Inc.	2,100	61,425
*Spectranetics Corp.	4,200	21,672
*Spectrum Pharmaceuticals, Inc.	2,250	9,382
*St. Jude Medical, Inc.	33,755	1,241,171
*Stereotaxis, Inc.	4,700	19,646
Steris Corp.	5,700	181,203
*Strategic Diagnostics, Inc.	2,791	4,549
Stryker Corp.	38,250	1,781,302
*Sucampo Pharmaceuticals, Inc.	900	3,321
*Sun Healthcare Group, Inc.	4,100	33,948
*Sunrise Senior Living, Inc.	3,900	11,661

1415

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
*SuperGen, Inc.	5,837	$11,791
*SurModics, Inc.	1,100	14,432
*Symmetry Medical, Inc.	3,300	32,109
*Synovis Life Technologies, Inc.	1,397	22,743
*Synta Pharmaceuticals Corp.	2,600	8,346
#*Targacept, Inc.	2,777	60,067
Techne Corp.	4,133	241,367
Teleflex, Inc.	4,020	227,813
*Tenet Healthcare Corp.	47,800	219,880
#*Theravance, Inc.	6,800	100,708
*Thermo Fisher Scientific, Inc.	41,596	1,865,997
#*Thoratec Corp.	6,400	235,392
*TomoTherapy, Inc.	3,800	12,654
*TranS1, Inc.	2,100	5,229
*Transcend Services, Inc.	800	11,128
*Transcept Pharmaceuticals, Inc.	1,650	13,216
*Triple-S Management Corp.	2,900	57,652
*Trubion Pharmaceuticals, Inc.	800	2,448
*U.S. Physical Therapy, Inc.	902	16,407
#*United Therapeutics Corp.	5,000	244,450
UnitedHealth Group, Inc.	114,255	3,479,065
*Universal American Corp.	8,200	137,268
Universal Health Services, Inc.	10,200	366,894
Utah Medical Products, Inc.	276	6,861
*Valeant Pharmaceuticals International	7,965	448,589
*Vanda Pharmaceuticals, Inc.	2,400	17,424
#*Varian Medical Systems, Inc.	11,800	651,360
*Vascular Solutions, Inc.	2,700	32,508
#*VCA Antech, Inc.	8,100	168,804
*Vertex Pharmaceuticals, Inc.	18,400	619,344
*Vical, Inc.	6,258	20,714
*Viropharma, Inc.	7,500	98,775
*Vital Images, Inc.	2,220	32,612
*Vivus, Inc.	5,800	32,828
#*Volcano Corp.	6,070	133,965
*Waters Corp.	9,400	603,104
*Watson Pharmaceuticals, Inc.	10,800	437,400
*WellCare Health Plans, Inc.	3,400	87,686
*WellPoint, Inc.	43,721	2,217,529
West Pharmaceutical Services, Inc.	3,695	134,276
*Wright Medical Group, Inc.	3,195	49,874
#*XenoPort, Inc.	1,700	10,438
Young Innovations, Inc.	1,000	26,700
*Zimmer Holdings, Inc.	19,380	1,026,946
*Zoll Medical Corp.	1,200	31,752
*Zymogenetics, Inc.	5,400	22,086

Total Health Care		140,329,640

Industrials — (10.7%)
#*3D Systems Corp.	3,119	46,161
3M Co.	66,423	5,681,823
A.O. Smith Corp.	2,300	125,764
*A.T. Cross Co.	845	4,690
#AAON, Inc.	2,050	50,963
*AAR Corp.	4,715	79,212
ABM Industries, Inc.	4,678	101,513
*Acacia Technologies Group	3,410	45,660
*ACCO Brands Corp.	5,418	32,075
#Aceto Corp.	1,500	10,230
Actuant Corp.	4,600	94,852
Acuity Brands, Inc.	4,282	180,401

1416

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Administaff, Inc.	3,000	$78,180
*Advisory Board Co. (The)	1,800	78,948
#*Aecom Technology Corp.	10,600	255,884
#*Aerovironment, Inc.	1,600	38,256
*AGCO Corp.	8,600	298,936
*Air Transport Services Group, Inc.	1,756	9,324
Aircastle, Ltd.	11,300	103,282
*AirTran Holdings, Inc.	5,406	26,057
Alamo Group, Inc.	789	18,486
*Alaska Air Group, Inc.	2,816	145,277
Albany International Corp.	2,000	36,700
Alexander & Baldwin, Inc.	3,730	125,142
#Allegiant Travel Co.	2,100	93,219
#*Alliant Techsystems, Inc.	3,650	245,134
*Allied Defense Group, Inc.	700	2,345
*Amerco, Inc.	2,107	143,634
#*American Commercial Lines, Inc.	1,000	24,150
*American Railcar Industries, Inc.	2,374	32,405
*American Reprographics Co.	5,000	44,500
American Science & Engineering, Inc.	1,100	87,098
#*American Superconductor Corp.	4,600	138,690
#American Woodmark Corp.	1,214	20,067
Ameron International Corp.	1,000	61,440
Ametek, Inc.	10,500	464,835
Ampco-Pittsburgh Corp.	1,064	25,547
#*AMR Corp.	32,800	232,224
#*APAC Customer Services, Inc.	5,195	28,157
Apogee Enterprises, Inc.	3,000	33,780
Applied Industrial Technologies, Inc.	4,975	139,300
Applied Signal Technologies, Inc.	1,500	31,140
*Argan, Inc.	1,600	13,328
*Argon ST, Inc.	2,139	73,731
Arkansas Best Corp.	3,000	67,710
#*Armstrong World Industries, Inc.	6,000	219,360
#*ArvinMeritor, Inc.	3,800	62,358
#*Astec Industries, Inc.	2,360	73,986
*ATC Technology Corp.	2,100	50,358
*Atlas Air Worldwide Holdings, Inc.	1,827	106,843
Avery Dennison Corp.	7,401	265,326
*Avis Budget Group, Inc.	1,900	23,446
AZZ, Inc.	1,630	70,954
#Badger Meter, Inc.	1,600	62,656
*Baker (Michael) Corp.	800	31,040
Baldor Electric Co.	4,900	187,278
Barnes Group, Inc.	5,809	106,769
Barrett Business Services, Inc.	1,807	27,033
*BE Aerospace, Inc.	9,300	273,420
*Beacon Roofing Supply, Inc.	5,790	98,777
Belden, Inc.	4,700	112,283
*Blount International, Inc.	4,200	44,730
#*BlueLinx Holdings, Inc.	3,154	11,701
Boeing Co. (The)	72,650	4,950,371
Bowne & Co., Inc.	2,923	33,059
Brady Co. Class A	4,590	127,648
#Briggs & Stratton Corp.	4,900	92,953
Brink’s Co. (The)	4,894	107,179
*BTU International, Inc.	600	3,360
Bucyrus International, Inc.	7,700	479,094
*Builders FirstSource, Inc.	357	764
*C&D Technologies, Inc.	800	688
#C.H. Robinson Worldwide, Inc.	17,000	1,108,400

1417

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Carlisle Cos., Inc.	6,900	$232,392
Cascade Corp.	1,095	41,796
*Casella Waste Systems, Inc.	925	3,691
Caterpillar, Inc.	64,109	4,471,603
*CBIZ, Inc.	7,900	52,061
CDI Corp.	2,400	40,320
*Celadon Group, Inc.	2,769	43,307
#*Cenveo, Inc.	5,700	35,112
*Ceradyne, Inc.	2,710	63,008
#*Chart Industries, Inc.	3,900	69,459
Chase Corp.	1,500	21,090
*Cintas Corp.	13,630	360,650
CIRCOR International, Inc.	1,580	49,422
CLAROC, Inc.	4,900	183,848
#*Clean Harbors, Inc.	2,500	157,900
*Coleman Cable, Inc.	644	3,529
#*Colfax Corp.	1,300	16,835
*Columbus McKinnon Corp.	2,000	31,460
Comfort Systems USA, Inc.	5,229	59,663
*Command Security Corp.	1,831	4,120
*Commercial Vehicle Group, Inc.	2,700	30,375
*Consolidated Graphics, Inc.	700	30,079
#*Continental Airlines, Inc.	11,398	285,178
Con-way, Inc.	4,723	159,118
Cooper Industries P.L.C.	15,981	721,542
*Copart, Inc.	8,041	293,014
*Cornell Cos., Inc.	1,700	47,481
Corporate Executive Board Co.	3,488	98,257
*Corrections Corp. of America	11,900	232,883
*CoStar Group, Inc.	2,156	94,497
Courier Corp.	1,460	23,258
*Covanta Holding Corp.	16,535	249,182
*Covenant Transportation Group, Inc.	100	939
*CPI Aerostructures, Inc.	541	5,897
*CRA International, Inc.	1,100	21,142
Crane Co.	5,100	181,254
CSX Corp.	39,200	2,066,624
Cubic Corp.	935	37,886
Cummins, Inc.	19,600	1,560,356
Curtiss-Wright Corp.	4,800	145,392
Danaher Corp.	60,120	2,309,209
Deere & Co.	42,626	2,842,302
*Delta Air Lines, Inc.	73,962	878,669
Deluxe Corp.	5,100	104,958
Diamond Management & Technology Consultants, Inc.	2,700	29,295
*Dollar Thrifty Automotive Group, Inc.	2,400	119,688
Donaldson Co., Inc.	7,600	360,772
Dover Corp.	19,380	929,659
Ducommun, Inc.	1,500	31,335
Dun & Bradstreet Corp. (The)	5,291	361,693
*DXP Enterprises, Inc.	1,614	33,135
*Dycom Industries, Inc.	3,734	33,793
*Dynamex, Inc.	890	11,979
Dynamic Materials Corp.	900	13,212
Eastern Co.	600	9,984
Eaton Corp.	16,720	1,311,851
*EMCOR Group, Inc.	6,800	176,868
Emerson Electric Co.	77,040	3,816,562
Encore Wire Corp.	2,625	55,860
#*Ener1, Inc.	12,646	41,352
*Energy Conversion Devices, Inc.	3,300	15,972

1418

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
#*Energy Recovery, Inc.	2,000	$8,200
EnergySolutions, Inc.	10,900	54,827
#*EnerNOC, Inc.	1,700	56,678
*EnerSys	5,000	121,100
Ennis, Inc.	3,000	50,760
*EnPro Industries, Inc.	1,500	44,925
Equifax, Inc.	13,079	409,896
ESCO Technologies, Inc.	2,486	74,108
*Esterline Technologies Corp.	4,660	239,198
#*Evergreen Solar, Inc.	1,722	1,137
#Expeditors International of Washington, Inc.	20,936	892,711
*Exponent, Inc.	1,900	62,719
Fastenal Co.	14,900	731,292
Federal Signal Corp.	5,347	31,868
FedEx Corp.	31,043	2,562,600
*Flanders Corp.	3,983	11,949
*Flow International Corp.	1,679	4,567
Flowserve Corp.	5,800	575,128
Fluor Corp.	18,430	889,985
Forward Air Corp.	3,046	88,456
Franklin Electric Co., Inc.	2,922	89,852
Freightcar America, Inc.	1,200	29,796
#*FTI Consulting, Inc.	4,826	170,599
*Fuel Tech, Inc.	1,700	11,067
*FuelCell Energy, Inc.	5,374	7,040
*Furmanite Corp.	2,500	10,800
G & K Services, Inc. Class A	1,900	44,213
Gardner Denver Machinery, Inc.	5,200	264,004
GATX Corp.	4,600	129,996
#*Genco Shipping & Trading, Ltd.	2,800	46,760
*Gencor Industries, Inc.	400	3,060
#*GenCorp, Inc.	8,470	44,552
#*General Cable Corp.	4,500	119,430
General Dynamics Corp.	36,585	2,240,831
General Electric Co.	1,085,071	17,491,345
*Genesee & Wyoming, Inc.	3,920	160,250
*Genpact, Ltd.	200	3,014
#*GEO Group, Inc. (The)	5,545	119,661
*GeoEye, Inc.	1,926	66,486
*Gibraltar Industries, Inc.	3,140	33,881
Goodrich Corp.	12,600	918,162
Gorman-Rupp Co. (The)	1,563	46,796
*GP Strategies Corp.	1,842	13,907
Graco, Inc.	5,725	180,738
*Graftech International, Ltd.	12,200	191,296
Graham Corp.	1,800	29,034
*Grand Canyon Education, Inc.	3,941	95,648
#Granite Construction, Inc.	4,300	99,975
Great Lakes Dredge & Dock Corp.	6,976	39,066
*Greenbrier Cos., Inc.	1,200	15,672
*Griffon Corp.	5,806	78,729
*GT Solar International, Inc.	7,700	49,896
#*H&E Equipment Services, Inc.	3,900	33,930
Hardinge, Inc.	700	5,922
Harsco Corp.	7,288	168,790
#*Hawaiian Holdings, Inc.	5,492	32,952
Healthcare Services Group, Inc.	5,270	117,732
Heartland Express, Inc.	9,019	144,484
#HEICO Corp.	1,500	59,295
HEICO Corp. Class A	2,406	69,485
Heidrick & Struggles International, Inc.	1,861	37,406

1419

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Herman Miller, Inc.	5,553	$95,512
#*Hertz Global Holdings, Inc.	41,900	491,906
#*Hexcel Corp.	8,970	167,649
*Hill International, Inc.	4,200	19,320
HNI Corp.	3,473	89,742
#*Hoku Corp.	1,382	4,381
Honeywell International, Inc.	73,930	3,168,640
#Horizon Lines, Inc.	2,800	12,992
Houston Wire & Cable Co.	2,097	25,311
*Hub Group, Inc. Class A	3,214	103,330
Hubbell, Inc. Class B	5,742	270,965
*Hudson Highland Group, Inc.	3,600	16,020
*Hurco Cos., Inc.	883	14,887
*Huron Consulting Group, Inc.	1,650	33,874
*ICF International, Inc.	1,750	40,250
*Identive Group, Inc.	1,092	1,747
IDEX Corp.	8,975	288,726
#*IHS, Inc.	4,554	288,314
*II-VI, Inc.	3,748	128,481
Illinois Tool Works, Inc.	50,198	2,183,613
#*Innerworkings, Inc.	5,800	40,136
*Innovative Solutions & Support, Inc.	3,312	19,971
*Insituform Technologies, Inc.	4,000	91,600
Insteel Industries, Inc.	2,000	18,580
*Integrated Electrical Services, Inc.	1,807	6,596
Interface, Inc. Class A	5,100	63,393
*Interline Brands, Inc.	3,492	63,170
International Shipholding Corp.	637	15,887
*Intersections, Inc.	2,400	11,856
Iron Mountain, Inc.	20,632	488,359
ITT Industries, Inc.	18,000	848,160
J.B. Hunt Transport Services, Inc.	12,900	457,821
*Jacobs Engineering Group, Inc.	12,300	449,811
#*JetBlue Airways Corp.	26,500	170,395
John Bean Technologies Corp.	3,100	48,701
Joy Global, Inc.	10,425	618,932
*Kadant, Inc.	900	17,541
Kaman Corp. Class A	2,316	52,897
*Kansas City Southern	9,500	348,650
Kaydon Corp.	3,790	143,982
KBR, Inc.	17,390	389,188
#*Kelly Services, Inc. Class A	2,711	40,123
Kennametal, Inc.	7,500	205,425
*Key Technology, Inc.	844	10,136
*Kforce, Inc.	4,567	61,700
Kimball International, Inc. Class B	2,500	15,600
*Kirby Corp.	5,750	221,030
#Knight Transportation, Inc.	8,406	175,854
Knoll, Inc.	4,500	63,135
*Korn/Ferry International	5,170	72,638
L-3 Communications Holdings, Inc.	11,419	834,044
*LaBarge, Inc.	1,681	21,063
*Ladish Co., Inc.	2,000	58,820
Landstar System, Inc.	4,810	194,997
Lawson Products, Inc.	649	11,559
*Layne Christensen Co.	1,700	42,857
*LECG Corp.	2,849	6,097
Lennox International, Inc.	5,500	240,185
Lincoln Electric Holdings, Inc.	4,597	253,846
Lindsay Corp.	1,000	34,780
*LMI Aerospace, Inc.	2,000	34,440

1420

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Lockheed Martin Corp.	35,700	$2,682,855
LSI Industries, Inc.	2,400	12,624
*Lydall, Inc.	600	4,290
*M&F Worldwide Corp.	1,759	49,569
Manitowoc Co., Inc. (The)	10,200	105,672
Manpower, Inc.	8,363	401,257
*Marten Transport, Ltd.	2,239	50,870
Masco Corp.	33,368	343,023
*MasTec, Inc.	8,158	86,638
*McDermott International, Inc.	23,220	545,902
McGrath Rentcorp	2,686	62,638
*Metalico, Inc.	5,906	24,746
Met-Pro Corp.	1,935	19,950
*MFRI, Inc.	1,091	6,846
#*Microvision, Inc.	6,200	17,546
#*Middleby Corp.	1,800	103,518
Miller Industries, Inc.	1,376	18,397
Mine Safety Appliances Co.	3,895	97,570
#*Mobile Mini, Inc.	4,138	70,925
*Monster Worldwide, Inc.	12,900	176,988
*Moog, Inc.	3,995	143,061
MSC Industrial Direct Co., Inc. Class A	4,600	231,794
Mueller Industries, Inc.	4,400	108,768
Mueller Water Products, Inc.	12,110	46,018
Multi-Color Corp.	1,486	19,407
NACCO Industries, Inc. Class A	533	47,458
*National Technical Systems, Inc.	1,200	10,200
*Navigant Consulting, Inc.	4,323	42,538
*Navistar International Corp.	6,960	359,902
*NCI Building Systems, Inc.	1,600	15,152
#Nordson Corp.	3,485	219,729
Norfolk Southern Corp.	39,110	2,200,720
Northrop Grumman Corp.	30,328	1,778,434
*Northwest Pipe Co.	1,100	19,987
*Ocean Power Technologies, Inc.	300	1,656
*Old Dominion Freight Line, Inc.	3,550	139,976
#Omega Flex, Inc.	1,202	17,044
*On Assignment, Inc.	4,296	20,750
*Orbital Sciences Corp.	6,400	93,696
#*Orion Marine Group, Inc.	2,500	31,050
*Oshkosh Corp.	9,100	312,858
#Otter Tail Corp.	2,201	45,231
*Owens Corning	11,159	351,285
*P.A.M. Transportation Services, Inc.	492	7,193
Paccar, Inc.	35,614	1,631,833
Pall Corp.	12,600	481,824
Parker Hannifin Corp.	16,640	1,033,677
*Park-Ohio Holdings Corp.	1,300	17,615
Pentair, Inc.	10,700	365,940
*Pike Electric Corp.	2,597	24,386
*Pinnacle Airlines Corp.	800	4,440
Pitney Bowes, Inc.	19,738	481,805
*PMFG, Inc.	400	7,404
*Polypore International, Inc.	5,100	125,256
Portec Rail Products, Inc.	1,021	11,854
*Powell Industries, Inc.	1,300	42,718
*PowerSecure International, Inc.	2,600	27,222
Precision Castparts Corp.	14,510	1,772,977
*PRGX Global, Inc.	2,100	11,571
*Quality Distribution, Inc.	2,800	18,928
Quanex Building Products Corp.	1,200	21,108

1421

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Quanta Services, Inc.	19,413	$416,991
R. R. Donnelley & Sons Co.	19,580	330,315
Raven Industries, Inc.	1,804	63,194
Raytheon Co.	39,075	1,808,000
*RBC Bearings, Inc.	1,740	53,366
*RCM Technologies, Inc.	395	2,026
Regal-Beloit Corp.	3,564	216,798
#*Republic Airways Holdings, Inc.	1,900	11,875
Republic Services, Inc.	37,124	1,182,771
*Resources Connection, Inc.	6,900	89,631
Robbins & Myers, Inc.	3,100	73,532
#Robert Half International, Inc.	14,550	366,369
Rockwell Automation, Inc.	14,220	770,013
Rockwell Collins, Inc.	16,000	914,560
Rollins, Inc.	8,915	194,704
Roper Industries, Inc.	9,300	581,250
*RSC Holdings, Inc.	12,300	96,186
*Rush Enterprises, Inc. Class A	3,300	49,302
Ryder System, Inc.	5,850	255,470
*Saia, Inc.	1,550	23,405
Schawk, Inc.	2,653	39,344
*School Specialty, Inc.	1,749	33,528
*SFN Group, Inc.	4,600	34,454
*Shaw Group, Inc.	8,600	275,544
#*Ship Finance International, Ltd.	4,900	93,394
SIFCO Industries, Inc.	100	1,025
Simpson Manufacturing Co., Inc.	4,779	123,250
SkyWest, Inc.	4,800	59,760
*SL Industries, Inc.	856	11,676
Southwest Airlines Co.	76,013	915,957
*Sparton Corp.	400	2,280
*Spire Corp.	1,300	5,031
*Spirit Aerosystems Holdings, Inc.	10,200	207,570
SPX Corp.	5,600	333,536
*Standard Parking Corp.	1,343	22,912
#Standard Register Co.	1,800	5,976
Standex International Corp.	1,920	57,638
*Stanley, Inc.	1,900	70,965
Steelcase, Inc. Class A	4,600	31,786
#*Stericycle, Inc.	8,600	541,800
*Sterling Construction Co., Inc.	1,200	14,868
Sun Hydraulics, Inc.	1,690	43,585
#*SunPower Corp. Class A	600	7,458
*SunPower Corp. Class B	2,984	34,435
Superior Uniform Group, Inc.	162	1,652
*SYKES Enterprises, Inc.	5,595	88,681
#*Taser International, Inc.	5,800	23,780
*Team, Inc.	1,100	15,620
*Tecumseh Products Co. Class A	900	11,646
*Teledyne Technologies, Inc.	3,500	143,605
Tennant Co.	1,788	67,086
#*Terex Corp.	10,100	199,374
*Tetra Tech, Inc.	5,900	123,723
#Textainer Group Holdings, Ltd.	3,800	103,740
#Textron, Inc.	25,800	535,608
*Thomas & Betts Corp.	5,500	218,020
Timken Co.	10,020	336,872
#Titan International, Inc.	3,598	39,506
*Titan Machinery, Inc.	2,100	29,967
Todd Shipyards Corp.	700	10,640
Toro Co.	3,540	184,257

1422

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Towers Watson & Co.	4,950	$220,324
*Trailer Bridge, Inc.	1,126	3,671
TransDigm Group, Inc.	5,100	276,267
*TRC Cos., Inc.	3,000	9,450
Tredegar Industries, Inc.	3,454	59,616
#*Trex Co., Inc.	1,800	39,060
*Trimas Corp.	4,700	56,118
Trinity Industries, Inc.	8,400	171,108
#Triumph Group, Inc.	1,961	148,840
*TrueBlue, Inc.	4,918	63,295
*Tutor Perini Corp.	4,754	91,657
Twin Disc, Inc.	1,800	23,256
Tyco International, Ltd.	31,107	1,190,776
*U.S. Home Systems, Inc.	1,400	3,752
#*UAL Corp.	16,600	394,084
#*Ultralife Corp.	2,100	9,660
UniFirst Corp.	1,740	76,490
Union Pacific Corp.	51,000	3,808,170
United Parcel Service, Inc.	69,650	4,527,250
*United Rentals, Inc.	6,800	89,624
*United Stationers, Inc.	2,686	145,447
United Technologies Corp.	93,470	6,645,717
Universal Forest Products, Inc.	1,950	60,392
*Universal Truckload Services, Inc.	2,099	31,884
*URS Corp.	8,903	359,592
#*US Airways Group, Inc.	16,583	179,926
US Ecology, Inc.	2,200	32,538
*USA Truck, Inc.	1,545	25,323
#*USG Corp.	9,900	118,998
UTi Worldwide, Inc.	8,800	128,568
Valmont Industries, Inc.	2,100	149,205
*Versar, Inc.	1,500	4,005
Viad Corp.	1,350	26,865
*Vicor Corp.	4,135	65,085
Virco Manufacturing Corp.	1,718	5,051
#*Vishay Precision Group, Inc.	1,210	15,306
*Volt Information Sciences, Inc.	2,100	18,753
VSE Corp.	800	28,408
W.W. Grainger, Inc.	7,000	784,070
Wabtec Corp.	4,860	216,805
#*Waste Connections, Inc.	8,050	307,268
Waste Management, Inc.	49,092	1,666,673
Watsco, Inc. Class A	2,900	161,559
Watts Water Technologies, Inc.	3,070	98,854
*WCA Waste Corp.	2,500	10,650
#Werner Enterprises, Inc.	8,692	200,177
*WESCO International, Inc.	4,462	160,320
*Willis Lease Finance Corp.	400	3,812
Woodward Governor Co.	6,200	187,488

Total Industrials		141,881,926

Information Technology — (17.5%)
*3PAR, Inc.	4,742	47,894
Accenture, Ltd.	60,830	2,411,301
*ACI Worldwide, Inc.	3,900	75,660
*Acme Packet, Inc.	6,500	183,690
*Actel Corp.	2,800	41,048
*ActivIdentity Corp.	6,106	11,968
Activision Blizzard, Inc.	61,931	735,740
*Actuate Corp.	5,359	25,509
*Acxiom Corp.	11,119	170,565

1423

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*ADDvantage Technologies Group, Inc.	400	$1,128
*Adobe Systems, Inc.	51,158	1,469,258
*ADPT Corp.	10,595	32,315
Adtran, Inc.	7,300	230,534
*Advanced Analogic Technologies, Inc.	5,128	16,358
#*Advanced Energy Industries, Inc.	4,259	75,001
#*Advanced Micro Devices, Inc.	65,948	493,951
#*Advent Software, Inc.	1,927	98,778
*Agilent Technologies, Inc.	35,300	985,929
Agilysys, Inc.	2,000	15,860
*Akamai Technologies, Inc.	18,000	690,480
#*Alliance Data Systems Corp.	6,300	362,124
Altera Corp.	28,410	787,525
*Amdocs, Ltd.	21,611	590,629
American Software, Inc. Class A	2,776	13,936
#*Amkor Technology, Inc.	15,300	88,281
Amphenol Corp.	17,400	779,520
*Anadigics, Inc.	8,617	37,829
Analog Devices, Inc.	30,400	903,184
*Anaren, Inc.	1,739	27,511
#*Anixter International, Inc.	3,900	188,448
#*Ansys, Inc.	9,236	415,158
*AOL, Inc.	11,162	233,509
*Apple, Inc.	92,360	23,759,610
Applied Materials, Inc.	131,079	1,546,732
#*Applied Micro Circuits Corp.	8,159	97,582
#*ArcSight, Inc.	3,300	82,533
*Ariba, Inc.	8,600	137,342
#*Arris Group, Inc.	12,650	117,898
*Arrow Electronics, Inc.	12,374	306,751
*Art Technology Group, Inc.	13,375	48,150
#*Aruba Networks, Inc.	8,900	151,122
#*Atheros Communications, Inc.	7,060	186,666
*Atmel Corp.	46,843	244,989
#*ATMI, Inc.	3,222	47,814
*Autodesk, Inc.	21,900	646,926
Automatic Data Processing, Inc.	50,647	2,090,202
*Aviat Networks, Inc.	6,079	24,559
*Avid Technology, Inc.	3,971	51,345
*Avnet, Inc.	15,383	386,882
AVX Corp.	19,987	281,417
*Aware, Inc.	2,752	6,880
Bel Fuse, Inc. Class B	1,298	30,607
*Benchmark Electronics, Inc.	7,392	123,446
*BigBand Networks, Inc.	6,604	20,604
Black Box Corp.	2,047	62,311
Blackbaud, Inc.	3,996	94,665
#*Blackboard, Inc.	2,900	110,113
*Blue Coat Systems, Inc.	3,500	76,650
*BMC Software, Inc.	18,095	643,820
*Bottomline Technologies, Inc.	2,019	28,609
*Brightpoint, Inc.	7,278	57,642
Broadcom Corp.	42,450	1,529,474
Broadridge Financial Solutions, Inc.	14,230	288,869
*Brocade Communications Systems, Inc.	40,529	200,619
*Brooks Automation, Inc.	4,641	35,411
CA, Inc.	45,930	898,391
*Cabot Microelectronics Corp.	2,700	88,263
#*CACI International, Inc.	3,035	142,706
*Cadence Design Systems, Inc.	26,000	180,960
*CalAmp Corp.	2,761	6,323

1424

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Callidus Software, Inc.	3,480	$12,354
*Cascade Microtech, Inc.	1,242	5,676
Cass Information Systems, Inc.	1,300	45,162
*Cavium Networks, Inc.	3,724	99,915
*CEVA, Inc.	2,500	31,925
*Checkpoint Systems, Inc.	4,385	87,568
*Ciber, Inc.	5,000	16,650
*Ciena Corp.	9,843	128,845
#*Cirrus Logic, Inc.	7,408	144,456
*Cisco Sytems, Inc.	574,400	13,251,408
*Citrix Systems, Inc.	18,500	1,017,870
*Clearwire Corp. Class A	9,900	69,102
*Cogent, Inc.	6,260	56,277
Cognex Corp.	3,680	68,632
*Cognizant Technology Solutions Corp.	27,890	1,521,678
#*Coherent, Inc.	1,200	44,424
Cohu, Inc.	1,500	23,520
*CommScope, Inc.	8,800	178,992
Communications Systems, Inc.	1,155	11,850
*CommVault Systems, Inc.	4,405	81,581
#*Compellent Technologies, Inc.	2,300	30,843
Computer Sciences Corp.	16,200	734,346
*Computer Task Group, Inc.	400	3,200
*Compuware Corp.	25,129	205,555
*comScore, Inc.	2,200	43,582
*Comtech Telecommunications Corp.	2,516	54,270
*Comverge, Inc.	2,600	23,036
#*Concur Technologies, Inc.	4,700	217,516
*Conexant Systems, Inc.	7,300	15,038
#*Constant Contact, Inc.	2,570	50,089
*Convergys Corp.	13,000	145,210
CoreLogic, Inc.	9,349	187,260
Corning, Inc.	150,924	2,734,743
*CPI International, Inc.	2,100	29,547
*Cray, Inc.	4,250	28,305
*Cree, Inc.	10,250	726,110
*CSG Systems International, Inc.	3,600	67,896
*CTC Media, Inc.	200	3,606
CTS Corp.	800	7,480
*CyberOptics Corp.	1,199	11,666
*Cymer, Inc.	3,000	99,840
*Cypress Semiconductor Corp.	16,538	175,303
Daktronics, Inc.	3,790	32,291
*Datalink Corp.	2,266	7,704
DDi Corp.	2,858	25,893
#*DealerTrack Holdings, Inc.	4,579	71,478
*Dell, Inc.	185,663	2,458,178
*Deltek, Inc.	5,273	39,548
*DemandTec, Inc.	2,562	17,242
*DG FastChannel, Inc.	2,800	106,764
*Dice Holdings, Inc.	4,800	39,360
Diebold, Inc.	6,300	180,306
*Digi International, Inc.	2,040	16,952
*Digimarc Corp.	922	19,049
#*Digital River, Inc.	3,500	92,015
*DigitalGlobe, Inc.	400	10,904
*Diodes, Inc.	3,050	53,924
*DivX, Inc.	3,993	30,387
*Dolby Laboratories, Inc.	5,760	365,587
*DSP Group, Inc.	3,285	22,929
DST Systems, Inc.	5,000	205,400

1425

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*DTS, Inc.	2,000	$71,440
*Dynamics Research Corp.	1,200	11,664
#Earthlink, Inc.	11,100	98,013
*eBay, Inc.	121,940	2,549,765
#*Ebix, Inc.	4,821	80,077
*Echelon Corp.	4,566	34,656
*EchoStar Corp.	4,501	85,969
*Edgewater Technology, Inc.	1,000	2,450
Electro Rent Corp.	2,590	35,742
*Electro Scientific Industries, Inc.	1,924	22,088
*Electronic Arts, Inc.	33,326	530,883
*Electronics for Imaging, Inc.	5,985	63,740
*eLoyalty Corp.	1,000	6,330
*EMC Corp.	202,763	4,012,680
*EMS Technologies, Inc.	2,478	41,234
*Emulex Corp.	5,100	44,370
*Epicor Software Corp.	9,000	69,660
*EPIQ Systems, Inc.	4,051	52,744
*ePlus, Inc.	1,000	17,910
#*Equinix, Inc.	4,718	441,180
*Euronet Worldwide, Inc.	5,430	85,251
*Exar Corp.	100	699
*ExlService Holdings, Inc.	2,259	42,085
*Extreme Networks	3,700	10,582
*F5 Networks, Inc.	8,150	715,814
FactSet Research Systems, Inc.	4,550	341,250
#Fair Isaac Corp.	5,166	123,209
*Fairchild Semiconductor Corp. Class A	12,759	115,852
*FalconStor Software, Inc.	5,118	15,712
*Faro Technologies, Inc.	2,400	49,368
#*FEI Co.	5,430	106,211
#Fidelity National Information Services, Inc.	36,707	1,052,390
#*Finisar Corp.	2,900	46,487
*First Solar, Inc.	5,850	733,882
*Fiserv, Inc.	15,200	761,520
*FLIR Systems, Inc.	16,200	482,112
*FormFactor, Inc.	6,406	62,010
*Forrester Research, Inc.	2,450	79,086
*Frequency Electronics, Inc.	798	4,070
*FSI International, Inc.	3,600	12,744
#*Gartner Group, Inc.	9,400	236,598
*Gerber Scientific, Inc.	2,901	16,652
*Global Cash Access, Inc.	8,829	36,287
Global Payments, Inc.	8,401	316,970
*Globecomm Systems, Inc.	2,474	20,361
*Google, Inc.	23,837	11,557,369
*GSE Systems, Inc.	1,745	7,050
*GSI Commerce, Inc.	6,646	149,668
*GSI Technology, Inc.	3,200	21,760
*GTSI Corp.	200	1,076
*Guidance Software, Inc.	407	1,941
*Hackett Group, Inc.	5,500	17,270
*Harmonic, Inc.	9,800	68,306
Harris Corp.	13,040	580,671
Heartland Payment Systems, Inc.	3,256	51,380
*Hewitt Associates, Inc. Class A	10,036	492,768
Hewlett-Packard Co.	236,000	10,865,440
*Hittite Microwave Corp.	2,787	128,091
*Hughes Communications, Inc.	517	12,966
*Hutchinson Technology, Inc.	1,900	7,220
*Hypercom Corp.	1,800	7,794

1426

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*I.D. Systems, Inc.	2,203	$6,080
*IAC/InterActiveCorp	12,900	322,500
*ICx Technologies, Inc.	2,581	19,848
iGATE Corp.	5,402	95,886
*Imation Corp.	2,440	22,741
Imergent, Inc.	1,526	5,677
*Immersion Corp.	2,800	15,484
*Infinera Corp.	10,000	90,500
#*Informatica Corp.	9,800	295,274
*InfoSpace, Inc.	2,980	23,333
*Ingram Micro, Inc.	16,870	278,861
*Innodata Isogen, Inc.	4,054	11,919
*Insight Enterprises, Inc.	4,020	58,571
#*Integral Systems, Inc.	2,600	19,656
*Integrated Device Technology, Inc.	15,566	90,438
*Integrated Silicon Solution, Inc.	3,810	32,766
Intel Corp.	543,070	11,187,242
*Interactive Intelligence, Inc.	1,900	30,742
#*InterDigital, Inc.	4,300	117,347
*Intermec, Inc.	4,663	48,962
*Internap Network Services Corp.	4,500	21,060
International Business Machines Corp.	127,203	16,332,865
*International Rectifier Corp.	6,998	136,671
#*Internet Brands, Inc.	5,000	54,900
*Internet Capital Group, Inc.	3,900	32,838
*Interphase Corp.	590	956
Intersil Corp.	12,140	137,910
*Intevac, Inc.	2,384	26,224
*IntriCon Corp.	800	4,232
*Intuit, Inc.	30,430	1,209,592
#*IPG Photonics Corp.	4,400	70,884
*Isilon Systems, Inc.	5,504	96,540
*Iteris, Inc.	1,900	2,850
#*Itron, Inc.	4,100	266,787
*Ixia	5,379	59,061
*IXYS Corp.	3,900	34,437
#*j2 Global Communications, Inc.	4,783	112,544
Jabil Circuit, Inc.	21,112	306,335
Jack Henry & Associates, Inc.	8,590	218,186
*JDA Software Group, Inc.	4,612	108,382
#*JDS Uniphase Corp.	20,600	223,510
#*Juniper Networks, Inc.	49,880	1,385,666
Keithley Instruments, Inc.	578	6,237
Keynote Systems, Inc.	2,200	22,022
#KLA-Tencor Corp.	15,880	502,920
*Knot, Inc. (The)	4,484	36,903
*Kopin Corp.	8,696	32,784
#*Kulicke & Soffa Industries, Inc.	5,900	39,648
*KVH Industries, Inc.	2,000	27,960
#*L-1 Identity Solutions, Inc.	8,600	70,176
*Lam Research Corp.	13,100	552,689
*LaserCard Corp.	1,299	5,196
*Lattice Semiconductor Corp.	12,649	70,328
*Lawson Software, Inc.	18,902	150,649
Lender Processing Services, Inc.	10,111	322,945
#*Lexmark International, Inc.	7,034	258,500
*Limelight Networks, Inc.	5,694	24,200
Linear Technology Corp.	21,700	691,796
*Lionbridge Technologies, Inc.	5,000	24,600
*Liquidity Services, Inc.	2,738	37,182
#*Littlefuse, Inc.	1,700	60,537

1427

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*LoJack Corp.	2,400	$8,472
*LoopNet, Inc.	3,256	37,249
#*Loral Space & Communications, Inc.	2,374	113,572
*LSI Corp.	67,544	272,202
#*Magma Design Automation, Inc.	2,900	9,396
#*Manhattan Associates, Inc.	2,194	58,931
#*ManTech International Corp. Class A	2,440	96,746
Marchex, Inc.	3,183	14,833
*Marvell Technology Group, Ltd.	52,000	775,840
#MasterCard, Inc. Class A	10,540	2,213,822
Maxim Integrated Products, Inc.	29,360	514,681
Maximus, Inc.	1,900	114,361
*Maxwell Technologies, Inc.	2,670	33,749
*McAfee, Inc.	15,628	517,287
*Measurement Specialties, Inc.	500	8,350
#*MEMC Electronic Materials, Inc.	18,920	180,875
*Mentor Graphics Corp.	9,800	94,276
*Mercury Computer Systems, Inc.	2,500	33,000
Mesa Laboratories, Inc.	300	7,185
Methode Electronics, Inc.	4,169	44,525
Micrel, Inc.	9,400	91,368
#Microchip Technology, Inc.	18,260	556,017
#*Micron Technology, Inc.	83,574	608,419
#*MICROS Systems, Inc.	8,600	307,708
*Microsemi Corp.	7,000	111,720
Microsoft Corp.	820,260	21,170,911
#*MicroStrategy, Inc.	700	58,093
*MIPS Technologies, Inc.	5,600	30,520
*MKS Instruments, Inc.	2,400	51,504
Mocon, Inc.	535	5,746
*ModusLink Global Solutions, Inc.	5,100	33,456
Molex, Inc. Class A	7,690	129,961
#*MoneyGram International, Inc.	7,073	18,461
*Monolithic Power Systems, Inc.	3,320	58,498
*Monotype Imaging Holdings, Inc.	4,300	35,776
#*MoSys, Inc.	3,000	13,620
*Motorola, Inc.	228,550	1,711,840
*Move, Inc.	100	226
MTS Systems Corp.	1,500	43,395
*Multi-Fineline Electronix, Inc.	1,672	42,368
National Instruments Corp.	6,970	222,343
National Semiconductor Corp.	23,300	321,540
*NCI, Inc.	1,200	28,272
*NCR Corp.	14,270	195,499
#*NetApp, Inc.	33,660	1,423,818
#*Netezza Corp.	5,000	77,500
*NETGEAR, Inc.	3,800	91,200
*NetLogic Microsystems, Inc.	5,600	165,536
#*NetScout Systems, Inc.	4,708	74,622
#*NetSuite, Inc.	3,500	51,940
*Network Equipment Technologies, Inc.	2,600	8,112
*NeuStar, Inc.	6,500	150,995
*Newport Corp.	2,670	33,989
NIC, Inc.	5,368	39,831
*Novatel Wireless, Inc.	4,993	33,453
*Novell, Inc.	34,000	205,360
*Novellus Systems, Inc.	8,782	234,567
*Nu Horizons Electronics Corp.	1,300	4,472
#*Nuance Communications, Inc.	26,930	444,614
*NumereX Corp. Class A	700	3,556
*Nvidia Corp.	54,400	499,936

1428

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Occam Networks, Inc.	2,971	$18,896
#*Oclaro, Inc.	4,000	49,320
#*OmniVision Technologies, Inc.	5,200	116,012
*ON Semiconductor Corp.	40,765	275,164
*Online Resources Corp.	4,610	18,901
*Onvia, Inc.	389	1,338
#*OpenTable, Inc.	643	28,742
*Oplink Communications, Inc.	1,500	24,165
OPNET Technologies, Inc.	3,284	50,048
*Opnext, Inc.	4,784	8,611
*Optical Cable Corp.	1,500	4,485
Oracle Corp.	463,916	10,966,974
*OSI Systems, Inc.	2,078	57,748
*PAR Technology Corp.	1,750	10,465
*Parametric Technology Corp.	11,060	198,416
Park Electrochemical Corp.	2,544	69,807
*ParkerVision, Inc.	900	792
Paychex, Inc.	35,150	913,548
*PC Connection, Inc.	1,900	13,129
*PC Mall, Inc.	2,400	10,152
*PC-Tel, Inc.	2,700	17,091
*PDF Solutions, Inc.	2,729	11,189
#Pegasystems, Inc.	4,376	134,606
*Perficient, Inc.	2,900	25,085
*Performance Technologies, Inc.	1,357	3,053
*Pericom Semiconductor Corp.	2,935	26,826
*Pervasive Software, Inc.	2,700	12,960
*Phoenix Technologies, Ltd.	3,700	11,433
#*Photronics, Inc.	4,200	18,984
Plantronics, Inc.	3,799	113,856
*Plexus Corp.	4,363	127,400
*PLX Technology, Inc.	3,500	13,370
*PMC - Sierra, Inc.	21,900	177,390
*Polycom, Inc.	8,600	255,248
#Power Integrations, Inc.	2,500	88,375
*Presstek, Inc.	266	702
—*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	134,550
*PROS Holdings, Inc.	1,999	14,133
QAD, Inc.	5,238	21,842
*QLogic Corp.	13,400	213,328
QUALCOMM, Inc.	162,070	6,171,626
Qualstar Corp.	300	534
*Quantum Corp.	20,600	32,960
#*Quest Software, Inc.	8,528	171,924
*Radiant Systems, Inc.	3,908	55,533
*RadiSys Corp.	2,460	24,280
*Rambus, Inc.	10,284	202,081
*RealNetworks, Inc.	12,200	40,504
#*Red Hat, Inc.	18,550	596,382
*Reis, Inc.	1,130	7,582
Renaissance Learning, Inc.	3,378	46,954
*RF Micro Devices, Inc.	25,500	106,335
Richardson Electronics, Ltd.	2,200	21,010
#*RightNow Technologies, Inc.	2,400	37,968
*Rimage Corp.	1,691	28,544
*Riverbed Technology, Inc.	7,600	281,884
*Rofin-Sinar Technologies, Inc.	3,700	77,922
*Rogers Corp.	1,286	39,802
*Rosetta Stone, Inc.	696	14,915
#*Rovi Corp.	10,313	458,928

1429

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Rubicon Technology, Inc.	1,800	$54,450
*Rudolph Technologies, Inc.	2,537	21,920
*S1 Corp.	7,390	43,379
*Saba Software, Inc.	3,400	16,694
#*SAIC, Inc.	36,600	608,658
*Salary.com, Inc.	2,400	7,056
#*Salesforce.com, Inc.	12,350	1,222,032
*Sandisk Corp.	23,720	1,036,564
Sapient Corp.	13,000	143,000
*SAVVIS, Inc.	5,160	90,971
*ScanSource, Inc.	2,584	71,267
*Scientific Learning Corp.	187	976
*SeaChange International, Inc.	4,800	43,008
*Seagate Technology	49,380	619,719
*Semtech Corp.	7,320	127,222
*ShoreTel, Inc.	4,940	24,700
#*Sigma Designs, Inc.	2,500	25,600
#*Silicon Graphics International Corp.	2,152	16,786
*Silicon Image, Inc.	5,600	23,856
*Silicon Laboratories, Inc.	4,820	193,041
*Skyworks Solutions, Inc.	18,521	324,673
#*Smart Modular Technologies (WWH), Inc.	4,400	23,804
*Smith Micro Software, Inc.	3,600	35,388
Solera Holdings, Inc.	6,892	261,758
#*Sonic Solutions, Inc.	1,207	9,499
*Sourcefire, Inc.	2,700	57,618
*Spansion, Inc. Class A	414	6,963
*Spark Networks, Inc.	3,300	10,956
*Spectrum Control, Inc.	2,000	30,180
*SRA International, Inc.	4,500	99,990
*SRS Labs, Inc.	2,843	26,440
#*Stamps.com, Inc.	1,943	21,256
*Standard Microsystems Corp.	2,342	51,571
*StarTek, Inc.	2,385	11,019
*STEC, Inc.	5,527	86,221
#*Stratasys, Inc.	2,463	55,935
*SuccessFactors, Inc.	7,084	143,876
*Super Micro Computer, Inc.	1,989	28,721
#*Supertex, Inc.	1,500	38,910
*Support.com, Inc.	5,150	21,270
—*Sybase, Inc.	8,300	539,500
Sycamore Networks, Inc.	3,928	91,444
*Symantec Corp.	80,115	1,039,092
*Symmetricom, Inc.	5,609	29,896
#*Synaptics, Inc.	3,300	103,290
*Synchronoss Technologies, Inc.	3,200	62,368
*SYNNEX Corp.	3,320	87,615
*Synopsys, Inc.	15,629	341,337
Syntel, Inc.	3,400	140,284
#*Take-Two Interactive Software, Inc.	2,800	28,700
*Taleo Corp.	2,973	73,136
*Tech Data Corp.	5,300	209,668
Technitrol, Inc.	4,200	16,758
*TechTarget, Inc.	3,253	18,835
*TechTeam Global, Inc.	1,479	9,111
*Tekelec	8,300	117,362
*TeleCommunication Systems, Inc.	4,200	15,078
*TeleTech Holdings, Inc.	6,000	83,400
Tellabs, Inc.	37,363	260,794
*Teradata Corp.	17,185	546,483
#*Teradyne, Inc.	16,100	173,236

1430

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
#*Terremark Worldwide, Inc.	5,500	$49,390
Tessco Technologies, Inc.	1,314	18,554
*Tessera Technologies, Inc.	2,400	40,752
Texas Instruments, Inc.	125,330	3,094,398
*THQ, Inc.	7,619	34,743
#*TIBCO Software, Inc.	20,000	271,200
*Tier Technologies, Inc.	2,100	13,797
#*TiVo, Inc.	11,800	101,244
*TNS, Inc.	2,000	39,300
*Tollgrade Communications, Inc.	1,200	7,980
Total System Services, Inc.	18,883	281,546
*Travelzoo, Inc.	1,041	16,198
*Trimble Navigation, Ltd.	12,247	347,447
*Triquint Semiconductor, Inc.	17,700	122,661
*TTM Technologies, Inc.	4,100	42,025
#*Tyler Technologies, Inc.	3,900	64,077
#*Ultimate Software Group, Inc.	2,396	77,295
*Ultratech, Inc.	2,200	39,754
*Unica Corp.	2,600	23,192
*Unisys Corp.	3,800	102,638
United Online, Inc.	9,350	59,092
#*Universal Display Corp.	4,358	89,818
*UTStarcom, Inc.	9,600	20,448
*ValueClick, Inc.	8,200	89,790
*Varian Semiconductor Equipment Associates, Inc.	7,197	203,387
#*Veeco Instruments, Inc.	3,300	142,890
#*VeriFone Systems, Inc.	6,500	142,220
*VeriSign, Inc.	19,032	535,751
*Viasat, Inc.	3,700	133,718
*Viasystems Group, Inc.	187	2,884
*Vicon Industries, Inc.	900	3,906
*Video Display Corp.	1,359	5,708
*Virage Logic Corp.	1,005	12,010
#Virnetx Holding Corp.	3,500	21,525
*Virtusa Corp.	2,157	22,994
Visa, Inc.	51,000	3,740,850
#*Vishay Intertechnology, Inc.	16,942	143,838
*VistaPrint NV	6,305	208,380
*VMware, Inc. Class A	10,457	810,731
*Vocus, Inc.	1,300	21,177
*Volterra Semiconductor Corp.	1,900	42,788
Wayside Technology Group, Inc.	252	2,523
*Web.com Group, Inc.	2,905	9,616
*WebMD Health Corp.	2,354	108,920
*Websense, Inc.	5,331	98,943
*Western Digital Corp.	22,500	593,775
Western Union Co. (The)	67,695	1,098,690
*Wright Express Corp.	3,640	127,364
Xerox Corp.	135,555	1,320,306
Xilinx, Inc.	28,030	782,598
#*X-Rite, Inc.	500	1,850
*Yahoo!, Inc.	110,649	1,535,808
*Zebra Technologies Corp. Class A	5,280	144,883
*Zix Corp.	6,500	14,820
*Zoran Corp.	4,700	40,420
*Zygo Corp.	165	1,366

Total Information Technology		231,692,557

Materials — (3.8%)
A. Schulman, Inc.	3,518	68,918
*A.M. Castle & Co.	1,388	20,501

1431

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Materials — (Continued)
*AEP Industries, Inc.	800	$23,120
Air Products & Chemicals, Inc.	20,401	1,480,705
Airgas, Inc.	8,600	561,494
AK Steel Holding Corp.	10,900	152,491
Albemarle Corp.	8,800	383,856
Alcoa, Inc.	98,038	1,095,084
Allegheny Technologies, Inc.	9,721	462,817
#AMCOL International Corp.	2,861	85,716
*American Pacific Corp.	300	1,425
American Vanguard Corp.	2,950	25,223
AptarGroup, Inc.	7,000	301,490
*Arabian American Development Co.	700	1,736
Arch Chemicals, Inc.	2,400	82,248
Ashland, Inc.	7,707	391,901
Balchem Corp.	3,412	90,261
Ball Corp.	9,721	566,151
Bemis Co., Inc.	9,991	299,330
*Boise, Inc.	1,925	11,531
*Brush Engineered Materials, Inc.	2,140	51,039
*Buckeye Technologies, Inc.	3,300	37,455
Cabot Corp.	5,800	171,100
*Calgon Carbon Corp.	5,700	75,468
Carpenter Technology Corp.	4,100	143,295
Celanese Corp. Class A	13,500	379,215
CF Industries Holdings, Inc.	6,823	553,959
*Clearwater Paper Corp.	600	36,978
Cliffs Natural Resources, Inc.	14,000	791,980
#*Coeur d’Alene Mines Corp.	6,300	95,949
*Commercial Metals Co.	10,600	152,534
Compass Minerals International, Inc.	3,100	219,139
*Core Molding Technologies, Inc.	389	2,182
*Crown Holdings, Inc.	15,700	436,931
Cytec Industries, Inc.	5,200	259,584
Deltic Timber Corp.	1,300	59,514
Domtar Corp.	3,900	228,150
Dow Chemical Co. (The)	117,025	3,198,293
E.I. du Pont de Nemours & Co.	92,160	3,748,147
Eagle Materials, Inc.	4,719	115,427
Eastman Chemical Co.	7,500	469,800
Ecolab, Inc.	23,857	1,166,846
*Ferro Corp.	2,000	21,340
FMC Corp.	7,000	437,430
Freeport-McMoRan Copper & Gold, Inc. Class B	42,780	3,060,481
Friedman Industries, Inc.	1,199	6,714
#*General Moly, Inc.	6,400	21,248
*Georgia Gulf Corp.	1,500	23,025
*Globe Specialty Metals, Inc.	614	7,079
*Graphic Packaging Holding Co.	14,415	50,452
Greif, Inc. Class A	2,500	149,075
H.B. Fuller Co.	4,800	98,112
#Hawkins, Inc.	888	28,824
Haynes International, Inc.	1,800	60,588
*Headwaters, Inc.	7,000	24,220
#*Hecla Mining Co.	24,200	119,548
*Horsehead Holding Corp.	3,700	28,342
Huntsman Corp.	24,500	256,515
Innophos Holdings, Inc.	2,800	82,068
*Innospec, Inc.	1,700	18,700
International Flavors & Fragrances, Inc.	7,530	341,711
International Paper Co.	44,300	1,072,060
#*Intrepid Potash, Inc.	5,200	125,840

1432

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Materials — (Continued)
Kaiser Aluminum Corp.	1,600	$65,600
*KapStone Paper & Packaging Corp.	1,000	11,440
KMG Chemicals, Inc.	1,500	22,755
Koppers Holdings, Inc.	1,700	42,228
#*Kronos Worldwide, Inc.	5,583	130,140
*Landec Corp.	3,992	25,748
*Limoneira Co.	60	1,094
*Louisiana-Pacific Corp.	11,400	82,992
*LSB Industries, Inc.	1,900	27,531
Lubrizol Corp.	6,800	635,732
Martin Marietta Materials, Inc.	4,700	401,380
MeadWestavco Corp.	18,410	441,104
#*Mercer International, Inc.	2,413	12,958
Minerals Technologies, Inc.	1,600	83,472
#*Mines Management, Inc.	1,170	1,814
#Monsanto Co.	51,170	2,959,673
Mosaic Co. (The)	18,857	898,536
Myers Industries, Inc.	3,866	30,580
Nalco Holding Co.	12,933	315,436
NewMarket Corp.	1,500	160,785
Newmont Mining Corp.	48,060	2,686,554
NL Industries, Inc.	5,704	48,256
*Northern Technologies International Corp.	300	4,053
Nucor Corp.	32,280	1,263,439
Olin Corp.	8,155	165,546
Olympic Steel, Inc.	1,600	40,688
*OM Group, Inc.	3,200	86,400
*Omnova Solutions, Inc.	3,300	25,740
*Owens-Illinois, Inc.	17,600	486,640
P.H. Glatfelter Co.	5,000	57,150
Packaging Corp. of America	10,100	242,400
*Pactiv Corp.	13,900	422,838
*Penford Corp.	1,928	10,681
*PolyOne Corp.	12,400	127,844
PPG Industries, Inc.	17,035	1,183,421
#Praxair, Inc.	29,400	2,552,508
Quaker Chemical Corp.	900	31,734
*Ready Mix, Inc.	300	525
Reliance Steel & Aluminum Co.	7,700	302,456
Rock-Tenn Co. Class A	4,012	213,519
*Rockwood Holdings, Inc.	7,780	227,254
Royal Gold, Inc.	4,600	202,998
RPM International, Inc.	14,000	262,780
*RTI International Metals, Inc.	2,100	59,598
Schnitzer Steel Industries, Inc. Class A	2,724	124,814
Schweitzer-Maudoit International, Inc.	2,340	123,856
#Scotts Miracle-Gro Co. Class A (The)	4,760	229,670
Sealed Air Corp.	14,860	321,422
*Senomyx, Inc.	3,301	14,722
Sensient Technologies Corp.	6,202	182,711
#Sigma-Aldrich Corp.	12,100	678,810
Silgan Holdings, Inc.	7,600	215,992
*Solitario Exploration & Royalty Corp.	400	764
*Solutia, Inc.	12,300	173,553
Sonoco Products Co.	10,972	358,784
Southern Copper Corp.	80,302	2,522,286
#*Spartech Corp.	2,300	24,058
Steel Dynamics, Inc.	21,700	310,744
#Stepan Co.	1,200	79,212
#*Stillwater Mining Co.	9,500	130,815
Synalloy Corp.	1,037	9,592

1433

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Materials — (Continued)
Temple-Inland, Inc.	11,100	$222,666
#Texas Industries, Inc.	3,200	106,240
#*Titanium Metals Corp.	18,817	416,608
*U.S. Gold Corp.	8,900	44,055
*United States Lime & Minerals, Inc.	553	23,624
United States Steel Corp.	14,700	651,651
*Universal Stainless & Alloy Products, Inc.	300	6,846
Valhi, Inc.	10,794	150,792
Valspar Corp.	10,400	326,664
#Vulcan Materials Co.	10,183	460,679
Walter Energy, Inc.	5,300	377,890
*Wausau Paper Corp.	5,223	35,673
#Westlake Chemical Corp.	4,430	109,598
Weyerhaeuser Co.	13,241	214,769
Worthington Industries, Inc.	3,400	48,722
*WR Grace & Co.	7,500	192,525
Zep, Inc.	2,526	48,095
*Zoltek Cos., Inc.	3,087	32,259

Total Materials		50,559,536

Other — (0.0%)
—*MAIR Holdings, Inc. Escrow Shares	700	—
—*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.6%)
*AboveNet, Inc.	1,200	63,840
Alaska Communications Systems Group, Inc.	4,500	41,670
*American Tower Corp.	39,404	1,822,041
*Arbinet Corp.	725	5,807
AT&T, Inc.	583,080	15,125,095
Atlantic Tele-Network, Inc.	1,473	65,858
#*Cbeyond, Inc.	2,162	32,927
#CenturyLink, Inc.	29,411	1,047,620
*Cincinnati Bell, Inc.	27,800	82,288
*Cogent Communications Group, Inc.	4,400	37,928
Consolidated Communications Holdings, Inc.	3,313	57,845
*Crown Castle International Corp.	27,700	1,094,427
Frontier Communications Corp.	99,249	758,262
*General Communications, Inc. Class A	4,600	39,008
#*Global Crossing, Ltd.	4,835	55,941
HickoryTech Corp.	2,200	16,874
*IDT Corp. Class B	1,000	18,520
*Iridium Communications, Inc.	1,333	13,743
#*Leap Wireless International, Inc.	7,825	93,039
#*MetroPCS Communications, Inc.	18,244	163,284
*Neutral Tandem, Inc.	2,700	28,890
*NII Holdings, Inc.	16,052	601,308
NTELOS Holdings Corp.	4,000	74,840
*PAETEC Holding Corp.	13,200	51,876
*Premiere Global Services, Inc.	5,500	34,430
#Qwest Communications International, Inc.	168,560	954,050
#*SBA Communications Corp.	12,000	434,160
Shenandoah Telecommunications Co.	3,100	60,388
*Sprint Nextel Corp.	175,121	800,303
*SureWest Communications	2,098	14,287
*Syniverse Holdings, Inc.	7,480	167,028
Telephone & Data Systems, Inc.	4,800	163,824
Telephone & Data Systems, Inc. Special Shares	5,300	159,053
*tw telecom, inc.	13,500	255,420
*United States Cellular Corp.	4,375	205,756

1434

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
USA Mobility, Inc.	3,500	$51,905
Verizon Communications, Inc.	288,075	8,371,460
*Vonage Holdings Corp.	2,655	6,505
Windstream Corp.	45,585	519,669
*Xeta Corp.	1,100	3,465

Total Telecommunication Services		33,594,634

Utilities — (3.4%)
*AES Corp.	68,393	705,132
AGL Resources, Inc.	7,400	281,200
Allegheny Energy, Inc.	16,900	385,320
ALLETE, Inc.	3,100	111,786
Alliant Energy Corp.	11,500	397,440
Ameren Corp.	24,800	629,176
American Electric Power Co., Inc.	47,378	1,704,660
#American States Water Co.	1,900	67,032
*American Water Works Co., Inc.	200	4,276
#Aqua America, Inc.	13,167	256,625
Artesian Resources Corp.	471	8,619
Atmos Energy Corp.	9,030	261,870
Avista Corp.	5,100	106,692
Black Hills Corp.	3,500	111,720
#*Cadiz, Inc.	104	1,372
California Water Service Group	1,914	68,043
*Calpine Corp.	45,812	618,462
CenterPoint Energy, Inc.	39,400	560,662
Central Vermont Public Service Corp.	1,249	26,529
CH Energy Group, Inc.	1,800	75,240
Chesapeake Utilities Corp.	600	19,944
Cleco Corp.	6,582	187,916
CMS Energy Corp.	22,800	362,976
Connecticut Water Services, Inc.	300	6,960
Consolidated Edison, Inc.	28,000	1,291,360
Constellation Energy Group, Inc.	19,625	620,150
Delta Natural Gas Co., Inc.	360	10,710
Dominion Resources, Inc.	59,303	2,490,133
DPL, Inc.	11,253	284,813
DTE Energy Co.	16,400	757,024
Duke Energy Corp.	132,788	2,270,675
Edison International, Inc.	32,200	1,067,430
*El Paso Electric Co.	4,200	90,300
Empire District Electric Co.	3,470	68,186
Energen Corp.	7,000	311,080
Entergy Corp.	19,700	1,526,947
EQT Corp.	13,942	511,393
Exelon Corp.	49,600	2,074,768
FirstEnergy Corp.	30,400	1,146,080
Gas Natural, Inc.	850	9,962
Great Plains Energy, Inc.	14,200	254,748
Hawaiian Electric Industries, Inc.	8,700	204,885
IDACORP, Inc.	4,751	167,330
Integrys Energy Group, Inc.	8,307	393,336
ITC Holdings Corp.	4,800	272,352
Laclede Group, Inc.	2,600	90,844
MDU Resources Group, Inc.	18,500	365,375
MGE Energy, Inc.	2,398	89,853
Middlesex Water Co.	1,920	31,776
*Mirant Corp.	15,500	170,035
National Fuel Gas Co.	8,001	384,448
New Jersey Resources Corp.	4,497	167,873
NextEra Energy, Inc.	40,926	2,140,430

1435

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†

Utilities — (Continued)
#Nicor, Inc.	4,300	$188,297
NiSource, Inc.	22,000	363,000
Northeast Utilities, Inc.	17,140	477,178
Northwest Natural Gas Co.	2,997	142,088
NorthWestern Corp.	3,600	101,520
*NRG Energy, Inc.	27,100	614,628
#NSTAR	10,800	401,328
NV Energy, Inc.	23,000	292,100
OGE Energy Corp.	9,600	380,544
Oneok, Inc.	10,800	502,524
#Ormat Technologies, Inc.	4,254	118,346
Pennichuck Corp.	600	13,500
Pepco Holdings, Inc.	23,100	390,621
PG&E Corp.	37,100	1,647,240
#Piedmont Natural Gas Co.	7,900	210,298
Pinnacle West Capital Corp.	10,215	389,089
PNM Resources, Inc.	8,150	96,414
Portland General Electric Co.	7,007	133,834
PPL Corp.	37,500	1,023,375
Progress Energy, Inc.	28,350	1,193,818
Public Service Enterprise Group, Inc.	51,091	1,680,894
Questar Corp.	18,500	304,325
RGC Resources, Inc.	100	3,100
*RRI Energy, Inc.	36,499	144,171
SCANA Corp.	11,920	456,655
Sempra Energy	24,600	1,223,850
SJW Corp.	2,556	63,619
South Jersey Industries, Inc.	3,300	154,176
Southern Co.	79,500	2,808,735
Southwest Gas Corp.	3,935	126,589
Southwest Water Co.	2,170	23,544
#TECO Energy, Inc.	14,600	238,564
UGI Corp.	11,600	312,736
UIL Holdings Corp.	2,833	77,199
Unisource Energy Corp.	3,300	106,524
Unitil Corp.	800	17,480
Vectren Corp.	8,200	203,114
Westar Energy, Inc.	10,700	255,516
WGL Holdings, Inc.	4,707	169,829
Wisconsin Energy Corp.	12,000	651,360
Xcel Energy, Inc.	47,800	1,051,121

Total Utilities		44,976,791

TOTAL COMMON STOCKS		1,202,043,774

RIGHTS/WARRANTS — (0.0%)
•*Contra Pharmacopeia Contingent Value Rights	361	—
•*TIB Financial Corp. Rights 07/12/10	4,540	1,317

TOTAL RIGHTS/WARRANTS		1,317

1436

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Face Amount
	(000)	Value†

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $1,365,000 FHLMC 5.00%, 10/15/24, valued at $1,511,738) to be repurchased at $1,487,024	$1,487	$1,487,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund	119,601,014	119,601,014
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $2,187,934 FNMA 4.500%, 05/01/23, valued at $1,241,832) to be repurchased at $1,205,683	$1,206	1,205,662

TOTAL SECURITIES LENDING COLLATERAL		120,806,676

TOTAL INVESTMENTS — (100.0%)
(Cost $1,035,029,503)##		$1,324,338,767

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$140,808,833	—	—	$140,808,833
Consumer Staples	130,648,382	—	—	130,648,382
Energy	123,292,921	—	—	123,292,921
Financials	164,258,548	—	—	164,258,548
Health Care	140,280,180	$49,460	—	140,329,640
Industrials	141,881,926	—	—	141,881,926
Information Technology	231,152,565	539,992	—	231,692,557
Materials	50,559,536	—	—	50,559,536
Other	—	6	—	6
Telecommunication Services	33,594,634	—	—	33,594,634
Utilities	44,976,791	—	—	44,976,791
Rights/Warrants	—	1,317	—	1,317
Temporary Cash Investments	—	1,487,000	—	1,487,000
Securities Lending Collateral	—	120,806,676	—	120,806,676

TOTAL	$1,201,454,316	$122,884,451	—	$1,324,338,767

See accompanying Notes to Schedules of Investments.

1437

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At July 31, 2010, the Trust consisted of thirteen investment portfolios, of which eleven (the “Series”) are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

1438

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements:  The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 30, 2010.

2.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.  Futures Contracts:  The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

1439

At July 31, 2010, the Series had no outstanding futures contracts.

Federal Tax Cost

At July 31, 2010, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series	$7,336,478,425
The DFA International Value Series	6,063,840,079
The Japanese Small Company Series	1,546,894,674
The Asia Pacific Small Company Series	824,343,353
The United Kingdom Small Company Series	927,311,789
The Continental Small Company Series	1,921,498,019
The Canadian Small Company Series	736,784,776
The Emerging Markets Series	1,344,844,131
The Emerging Markets Small Cap Series	1,251,509,569
The Tax-Managed U.S. Marketwide Value Series	2,523,861,148
The Tax-Managed U.S. Equity Series	1,328,212,046

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the schedules of investments.

1440

DIMENSIONAL EMERGING MARKETS VALUE FUND

1441

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (87.5%)
BRAZIL — (6.9%)
Banco ABC Brasil SA	647,946	$5,124,476
Banco Alfa de Investimento SA	98,700	409,099
Banco Daycoval SA	540,450	2,731,749
Banco do Brasil SA	165,559	2,861,607
Banco Industrial e Comercial SA	1,292,200	10,249,141
Banco Panamericano SA	1,106,800	5,619,584
Banco Pine SA	285,300	1,768,120
Banco Santander Brasil SA	219,225	2,891,756
#Banco Santander Brasil SA ADR	6,259,490	83,376,407
Banco Sofisa SA	715,300	1,781,336
Bematech SA	403,800	2,112,213
BM&F Bovespa SA	16,750,650	123,810,808
BR Malls Participacoes SA	1,648,777	24,786,027
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	8,441,712	4,319,730
BRF - Brasil Foods SA	739,298	10,348,827
BRF - Brasil Foods SA ADR	2,898,191	40,922,457
Brookfield Incorporacoes SA	3,310,800	17,224,141
Camargo Correa Desenvolvimento Imobiliario SA	631,700	2,040,059
Cia Providencia Industria e Comercio SA	242,350	938,369
*Cosan SA Industria e Comercio	1,937,900	27,865,301
CR2 Empreendimentos Imobiliarios SA	57,300	171,040
Cremer SA	293,270	3,009,736
Duratex SA	2,333,544	24,545,465
#Empresa Brasileira de Aeronautica SA ADR	1,235,461	32,579,107
Eternit SA	666,723	3,222,166
Even Construtora e Incorporadora SA	1,422,651	6,632,783
EZ Tec Empreendimentos e Participacoes SA	878,300	4,684,134
Ferbasa-Ferro Ligas da Bahia SA	471,365	3,224,085
*Fertilizantes Heringer SA	174,100	780,025
*Fibria Celulose SA	238,671	3,756,205
#*Fibria Celulose SA Sponsored ADR	2,219,331	34,843,497
Financeira Alfa SA	36,400	73,678
Gafisa SA	3,540,876	26,433,763
#Gafisa SA ADR	336,554	5,095,428
*General Shopping Brasil SA	352,130	1,815,908
Gerdau SA	1,869,600	19,803,643
*Globex Utilidades SA	45,131	393,883
Grendene SA	1,199,745	5,491,214
Guararapes Confeccoes SA	22,450	963,711
Helbor Empreendimentos SA	46,900	373,323
*IdeiasNet SA	844,630	1,469,506
Iguatemi Empresa de Shopping Centers SA	358,760	7,098,504
Industrias Romi SA	626,500	4,555,910
*Inpar SA	1,960,325	3,622,388
JBS SA	4,259,200	20,826,200
JHSF Participacoes SA	1,733,800	3,006,647
*Kepler Weber SA	4,157,400	850,957
*Kroton Educacional SA	292,436	2,356,049
*Log-in Logistica Intermodal SA	751,000	3,108,529
M Dias Branco SA	164,300	3,715,153
*Magnesita Refratarios SA	1,509,206	10,314,223
Marfrig Alimentos SA	837,730	8,383,016
Metalfrio Solutions SA	100,200	569,137
*Minerva SA	593,325	2,317,570
*MPX Energia SA	386,000	4,586,877
Multiplan Empreendimentos Imobiliarios SA	256,869	4,863,394
Obrascon Huarte Lain Brasil SA	265,100	6,838,519
Parana Banco SA	83,700	399,750

1442

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
*Paranapanema SA	1,559,378	$5,541,342
PDG Realty SA Empreendimentos e Participacoes	141,300	1,495,106
Petroleo Brasileiro SA ADR	259,900	9,460,360
*Plascar Participacoes Industriais SA	1,198,400	2,316,670
Porto Seguro SA	455,430	5,253,966
Profarma Distribuidora de Produtos Farmaceuticos SA	64,325	585,172
Rodobens Negocios Imobiliarios SA	213,050	1,683,759
Rossi Residencial SA	1,583,200	14,456,557
Santos Brasil Participacoes SA	29,100	281,271
Sao Carlos Empreendimentos e Participacoes SA	80,800	798,444
Sao Martinho SA	518,086	4,689,521
SLC Agricola SA	170,825	1,463,687
Springs Global Participacoes SA	199,700	497,320
Sul America SA	1,401,285	12,301,478
Tecnisa SA	50,354	271,983
Trisul SA	87,661	320,480
Triunfo Participacoes e Investimentos SA	100,500	355,990
Universo Online SA	479,100	2,478,855
Usinas Siderurgicas de Minas Gerais SA	1,055,850	30,682,564

TOTAL BRAZIL		732,890,855

CHILE — (2.6%)
Almendral SA	1,120,749	123,632
Banco de Credito e Inversiones SA Series A	131,142	6,850,330
Besalco SA	105,670	124,270
Cementos Bio-Bio SA	665,307	1,716,715
*Centros Comerciales Sudamericanos SA	3,680,515	18,775,040
Cia General de Electricidad SA	891,089	5,658,522
*Cintac SA	153,487	101,912
Compania Cervecerias Unidas SA	42,865	451,865
*Compania SudAmericana de Vapores SA	10,840,439	11,375,962
*Corpbanca SA	1,179,769,735	13,353,749
Corpbanca SA ADR	400	23,100
Cristalerias de Chile SA	264,624	3,122,182
CTI Cia Tecno Industrial SA	488,163	29,500
Embotelladora Andina SA Series A ADR	30,385	669,685
Empresas CMPC SA	1,512,741	70,231,812
Empresas Copec SA	2,027,911	33,205,219
*Empresas Iansa SA	34,270,156	2,975,669
*Empresas La Polar SA	269,173	1,634,403
Enersis SA	31,903,095	13,250,878
Enersis SA Sponsored ADR	3,017,368	62,580,212
Gasco SA	155,648	994,356
Industrias Forestales SA	3,436,382	876,813
Inversiones Aguas Metropolitanas SA	2,817,240	3,729,296
Madeco SA	49,034,820	2,704,558
*Masisa SA	36,930,742	5,583,007
Minera Valparaiso SA	7,500	261,870
Parque Arauco SA	1,761,407	2,652,670
Ripley Corp SA	2,981,746	3,237,733
Salfacorp SA	472,731	1,162,215
Sociedad Quimica y Minera de Chile SA Series A	32,710	1,443,319
Sociedad Quimica y Minera de Chile SA Series B	22,906	870,098
Socovesa SA	2,139,970	1,112,620
*Sonda SA	107,000	185,569
Soquimic Comercial SA	198,000	91,165
Vina Concha Y Toro SA Sponsored ADR	2,846	135,185
Vina San Pedro Tarapaca SA	86,964,000	749,100

TOTAL CHILE		272,044,231

1443

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

CHINA — (11.5%)
#Agile Property Holdings, Ltd.	6,754,000	$8,800,451
*Aluminum Corp. of China, Ltd.	28,000	24,765
#*Aluminum Corp. of China, Ltd. ADR	287,695	6,375,321
AMVIG Holdings, Ltd.	3,639,100	2,030,268
#Angang Steel Co., Ltd.	6,887,640	10,443,508
Anhui Conch Cement Co., Ltd.	76,000	265,984
Anhui Tianda Oil Pipe Co., Ltd.	393,000	150,984
Anton Oilfield Services Group	4,514,000	460,343
#Asia Cement China Holdings Corp.	3,202,000	1,604,809
Bank of China, Ltd.	341,454,000	180,768,948
#Bank of Communications Co., Ltd.	8,219,050	9,167,617
Baoye Group Co., Ltd.	1,689,120	1,079,981
#Beijing Capital International Airport Co., Ltd.	11,976,000	6,348,546
#Beijing Capital Land, Ltd.	7,220,000	2,343,143
#*Beijing Development HK, Ltd.	1,168,000	234,910
Beijing Enterprises Holdings, Ltd.	5,599,500	37,071,790
#Beijing Jingkelong Co., Ltd.	430,000	474,274
#Beijing North Star Co., Ltd.	5,618,000	1,565,466
Bosideng International Holdings, Ltd.	13,412,000	4,146,980
#*Brilliance China Automotive Holdings, Ltd.	24,004,000	10,056,570
#BYD Electronic International Co., Ltd.	6,346,000	3,549,577
*Catic Shenzhen Holdings, Ltd.	2,458,000	977,461
Central China Real Estate, Ltd.	4,122,000	1,063,799
#Centron Telecom International Holdings, Ltd.	1,845,600	494,384
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	32,830,102
#China Aerospace International Holdings, Ltd.	18,666,000	2,264,209
#China Agri-Industries Holdings, Ltd.	4,584,000	5,181,084
#China Aoyuan Property Group, Ltd.	9,565,000	1,542,008
China BlueChemical, Ltd.	9,710,878	6,241,882
*China Chengtong Development Group, Ltd.	778,000	45,056
#China Citic Bank Corp., Ltd.	29,402,000	19,913,387
China Coal Energy Co.	21,853,000	30,641,229
#China Communications Construction Co., Ltd.	26,688,327	25,206,112
China Communications Services Corp., Ltd.	13,081,382	6,647,477
China Construction Bank Corp.	72,842,000	61,908,275
#*China COSCO Holdings Co., Ltd.	2,551,000	2,862,349
*China Energine International Holdings, Ltd.	2,178,000	233,307
#China Everbright, Ltd.	7,443,600	19,350,663
#*China Grand Forestry Green Resources Group, Ltd.	51,362,000	1,271,828
#China Green (Holdings), Ltd.	3,753,800	3,899,741
China Haidian Holdings, Ltd.	12,343,000	1,432,764
China Haisheng Juice Holdings Co., Ltd.	48,000	5,822
#China Huiyuan Juice Group, Ltd.	6,321,983	4,858,972
#China Merchants Holdings (International) Co., Ltd.	4,190,176	15,886,479
#*China Mining Resources Group, Ltd.	30,302,000	792,784
#*China Molybdenum Co., Ltd.	1,686,000	1,043,516
#China National Materials Co., Ltd.	957,000	748,588
*China Nickel Resources Holding Co., Ltd.	4,726,000	781,035
China Oilfield Services, Ltd.	266,000	348,426
China Petroleum and Chemical Corp. (Sinopec)	46,000	37,122
#China Petroleum and Chemical Corp. (Sinopec) ADR	289,088	23,277,366
China Pharmaceutical Group, Ltd.	12,982,000	7,306,288
#*China Properties Group, Ltd.	4,236,000	1,119,919
*China Railway Construction Corp., Ltd.	11,859,014	16,584,156
#*China Rare Earth Holdings, Ltd.	14,431,000	3,535,521
China Resources Enterprise, Ltd.	6,590,000	25,070,246
#China Resources Land, Ltd.	11,829,727	25,175,427
*China Resources Microelectronics, Ltd.	31,880,000	1,477,940
*China Shanshui Cement Group, Ltd.	1,842,000	992,472
#*China Shipping Container Lines Co., Ltd.	32,569,700	12,039,376
#China Shipping Development Co., Ltd.	5,027,142	7,434,805

1444

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

CHINA — (Continued)
#China State Construction International Holdings, Ltd.	3,098,000	$1,360,631
*China Travel International Investment Hong Kong, Ltd.	25,371,000	6,314,387
#China Unicom Hong Kong, Ltd.	2,354,000	3,207,602
China Unicom Hong Kong, Ltd. ADR	3,936,592	53,695,115
*China Zenith Chemical Group, Ltd.	13,420,000	331,692
#*Chongqing Iron & Steel Co., Ltd.	3,804,000	1,075,289
#Chongqing Machinery & Electric Co., Ltd.	6,266,000	1,618,679
CITIC Pacific, Ltd.	6,427,000	13,230,714
*CITIC Resources Holdings, Ltd.	20,644,000	4,316,816
*Clear Media, Ltd.	641,000	392,993
*Coastal Greenland, Ltd.	6,774,000	375,872
#COSCO International Holdings, Ltd.	5,146,000	2,793,052
COSCO Pacific, Ltd.	16,806,000	22,984,848
Coslight Technology International Group, Ltd.	432,000	376,583
#Country Garden Holdings Co.	25,638,000	8,174,775
Dachan Food Asia, Ltd.	2,426,000	497,214
Dalian Port PDA Co., Ltd.	13,298,000	5,776,542
Denway Motors, Ltd.	57,266,000	29,264,679
Dongyue Group	3,526,000	772,197
Dynasty Fine Wines Group, Ltd.	9,454,600	3,959,202
Embry Holdings, Ltd.	501,000	277,103
#First Tractor Co., Ltd.	3,036,000	1,993,134
Fosun International	8,391,500	6,476,533
#Franshion Properties China, Ltd.	18,304,000	5,333,070
*GCL Poly Energy Holdings, Ltd.	5,636,186	1,310,737
#*Global Bio-Chem Technology Group Co., Ltd.	34,338,360	5,571,220
*Goldbond Group Holdings, Ltd.	2,960,000	194,656
#*Golden Meditech Holdings, Ltd.	2,504,000	480,084
Goldlion Holdings, Ltd.	834,000	292,679
#Great Wall Motor Co., Ltd.	3,555,000	7,104,044
Great Wall Technology Co., Ltd.	1,850,000	809,902
Greentown China Holdings, Ltd.	4,826,500	6,005,275
#Guangshen Railway Co., Ltd. Sponsored ADR	417,917	7,652,060
#*Guangzhou Investment Co., Ltd.	30,924,000	7,498,016
Guangzhou Pharmaceutical Co., Ltd.	2,870,000	2,502,703
#Guangzhou R&F Properties Co., Ltd.	5,580,430	8,763,680
GZI Transportation, Ltd.	1,003	518
#Hainan Meilan International Airport Co., Ltd.	1,891,000	2,094,873
#Haitian International Holdings, Ltd.	903,000	687,752
#Harbin Power Equipment Co., Ltd.	6,788,000	5,951,886
#*Heng Tai Consumables Group, Ltd.	15,590,000	1,547,425
*Hidili Industry International Development, Ltd.	4,722,000	4,273,712
#*HKC (Holdings), Ltd.	20,031,878	1,395,669
#*Hong Kong Energy Holdings, Ltd.	235,959	19,536
#*Honghua Group, Ltd.	9,398,000	1,274,796
#Hopson Development Holdings, Ltd.	5,840,000	7,955,868
Hua Han Bio-Pharmaceutical Holdings, Ltd.	3,788,850	1,218,732
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,290,000	2,662,168
Industrial & Commercial Bank of China, Ltd.	19,791,000	15,181,455
#*Inspur International, Ltd.	9,065,000	900,519
*Jingwei Textile Machinery Co., Ltd.	580,000	198,547
#Ju Teng International Holdings, Ltd.	4,876,000	3,482,271
*Kai Yuan Holdings, Ltd.	37,980,000	1,468,447
*Kasen International Holdings, Ltd.	1,729,000	460,225
*Kingboard Chemical Holdings, Ltd.	3,853,500	17,835,424
#Kingboard Laminates Holdings, Ltd.	1,694,000	1,697,153
*Kingway Brewery Holdings, Ltd.	1,858,000	401,138
KWG Property Holding, Ltd.	8,826,000	6,586,812
Lai Fung Holdings, Ltd.	11,871,000	412,928
Lingbao Gold Co., Ltd.	1,812,000	653,947
Lonking Holdings, Ltd.	1,030,000	782,108

1445

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

CHINA — (Continued)
#Maanshan Iron & Steel Co., Ltd.	23,102,000	$12,968,620
*Media China Corp, Ltd.	39,162,500	272,972
MIN XIN Holdings, Ltd.	1,202,000	545,550
#Mingyuan Medicare Development Co., Ltd.	3,031,900	347,381
*Minmetals Holdings, Ltd.	1,100,000	235,524
#*Minmetals Resources, Ltd.	6,136,000	2,391,514
#Minth Group, Ltd.	530,000	796,997
*Nan Hai Corp, Ltd.	30,000,000	231,926
*Neo-China Land Group (Holdings), Ltd.	9,446,000	3,490,186
NetDragon Websoft, Inc.	1,419,500	686,333
New World China Land, Ltd.	11,986,400	4,175,259
Nine Dragons Paper Holdings, Ltd.	4,053,000	5,909,047
#*Oriental Ginza Holdings, Ltd.	955,000	203,503
PetroChina Co., Ltd. ADR	32,000	3,663,040
*PICC Property & Casualty Co., Ltd.	2,460,000	2,503,865
#*Poly Hong Kong Investment, Ltd.	7,411,000	8,938,397
#*Prosperity International Holdings HK, Ltd.	10,880,000	680,845
Qin Jia Yuan Media Services Co., Ltd.	2,557,450	421,896
Qingling Motors Co., Ltd.	12,306,000	3,109,367
*QX PAPER, Ltd.	2,099,381	853,392
Regent Manner International, Ltd.	944,000	473,261
REXLot Holdings, Ltd.	17,181,150	1,483,662
Samson Holding, Ltd.	2,858,000	471,097
Scud Group, Ltd.	752,000	78,670
#*Semiconductor Manufacturing International Corp.	48,688,000	3,435,146
*Semiconductor Manufacturing International Corp. ADR	1,072,686	3,754,401
#Shandong Chenming Paper Holdings, Ltd.	2,747,000	2,193,330
Shandong Molong Petroleum Machinery Co., Ltd.	70,800	67,227
*Shandong Xinhua Pharmaceutical Co., Ltd.	136,000	56,017
#Shanghai Forte Land Co., Ltd.	6,154,000	1,846,775
Shanghai Industrial Holdings, Ltd.	7,847,000	35,833,363
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	9,810,000	2,604,458
Shanghai Prime Machinery Co., Ltd.	5,448,000	1,003,440
Shanghai Zendai Property, Ltd.	16,675,000	698,685
Shenzhen International Holdings, Ltd.	51,585,000	3,256,193
Shenzhen Investment, Ltd.	16,706,000	5,693,574
#Shimao Property Holdings, Ltd.	13,759,500	26,474,880
*Shougang Concord International Enterprises Co., Ltd.	36,960,000	6,255,697
#Shui On Land, Ltd.	20,454,838	9,317,817
#Sichuan Xinhua Winshare Chainstore Co., Ltd.	3,140,000	1,648,330
Silver Grant International Industries, Ltd.	10,294,000	3,024,818
SIM Technology Group, Ltd.	6,760,000	1,491,922
#*Sino Union Energy Investment Group, Ltd.	21,350,000	1,871,477
SinoCom Software Group, Ltd.	1,602,000	242,113
*Sinofert Holdings, Ltd.	12,540,000	5,541,541
Sinolink Worldwide Holdings, Ltd.	12,362,000	1,912,605
SinoMedia Holding, Ltd.	750,830	203,400
#Sino-Ocean Land Holdings, Ltd.	21,417,033	16,449,552
Sinopec Kantons Holdings, Ltd.	9,174,300	4,384,523
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	29,362	1,146,586
Sinotrans Shipping, Ltd.	7,121,500	3,083,994
Sinotrans, Ltd.	26,720,000	6,678,024
#Sinotruk Hong Kong, Ltd.	5,603,500	5,162,991
#*Soho China, Ltd.	16,068,000	9,949,050
*Solargiga Energy Holdings, Ltd.	336,000	77,070
#SPG Land Holdings, Ltd.	2,196,575	1,117,476
#SRE Group, Ltd.	19,452,000	2,157,204
Sunny Optical Technology Group Co., Ltd.	981,000	202,685
Tak Sing Alliance Holdings, Ltd.	274,000	37,098
TCC International Holdings, Ltd.	718,000	252,370
TCL Multimedia Technology Holdings, Ltd.	3,208,200	1,433,341

1446

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

CHINA — (Continued)
Tian An China Investments Co., Ltd.	7,489,000	$4,898,303
Tiangong International Co., Ltd.	863,000	346,982
#*Tianneng Power International, Ltd.	3,478,000	1,358,753
Tomson Group, Ltd.	2,113,206	823,382
TPV Technology, Ltd.	266,000	167,929
Travelsky Technology, Ltd.	8,035,000	7,401,305
Truly International Holdings, Ltd.	896,000	1,220,226
#*Uni-President China Holdings, Ltd.	405,000	225,860
*United Energy Group, Ltd.	470,000	46,093
Vinda International Holdings, Ltd.	695,000	668,759
*Wasion Group Holdings, Ltd.	358,000	285,739
#Weiqiao Textile Co., Ltd.	3,656,500	2,559,909
Wuyi International Pharmaceutical Co., Ltd.	5,257,500	480,750
Xiamen International Port Co., Ltd.	6,980,000	1,289,163
Xingda International Holdings, Ltd.	4,197,000	2,842,390
#Xinjiang Xinxin Mining Industry Co., Ltd.	4,816,000	2,553,840
#Xiwang Sugar Holdings Co., Ltd.	5,602,736	1,459,861
#Yanzhou Coal Mining Co., Ltd. Sponsored ADR	234,788	5,071,421
Yip’s Chemical Holdings, Ltd.	726,000	735,508
#*Zhejiang Glass Co., Ltd.	437,000	139,525
#*Zhong An Real Estate, Ltd.	3,634,800	937,448

TOTAL CHINA		1,222,419,922

CZECH REPUBLIC — (0.4%)
#*Central European Media Enterprises, Ltd.	299,842	6,432,414
Komercni Banka A.S.	5,502	1,069,520
*Pegas Nonwovens SA	124,802	2,871,534
Telefonica 02 Czech Republic A.S.	815,261	18,645,324
*Unipetrol A.S.	1,411,781	15,775,942

TOTAL CZECH REPUBLIC		44,794,734

HUNGARY — (1.1%)
*Danubius Hotel & Spa NYRT	136,180	2,482,884
Egis Gyogyszergyar NYRT	57,430	5,539,147
*Fotex Holding SE Co., Ltd.	913,849	1,606,639
*MOL Hungarian Oil & Gas P.L.C.	490,270	44,093,273
#*OTP Bank NYRT	2,633,742	63,250,199
*PannErgy P.L.C.	220,166	811,357
*Tisza Chemical Group NYRT	237,913	3,726,579

TOTAL HUNGARY		121,510,078

INDIA — (10.4%)
*3i Infotech, Ltd.	422,692	574,409
*ABG Shipyard, Ltd.	140,808	724,099
ACC, Ltd.	8,174	146,801
*Aditya Birla Nuvo, Ltd.	354,483	5,915,350
AGC Networks, Ltd.	5,325	30,748
*Agro Tech Foods, Ltd.	9,351	60,281
*Ajmera Realty & Infra India, Ltd.	70,083	243,788
*Akzo Nobel India, Ltd.	50,729	950,092
*Alembic, Ltd.	619,600	770,951
Allahabad Bank, Ltd.	1,091,889	4,526,769
*Alok Industries, Ltd.	3,717,329	1,642,922
*Amara Raja Batteries, Ltd.	19,579	79,619
Ambuja Cements, Ltd.	5,354,209	13,584,362
Amtek Auto, Ltd.	789,486	3,177,480
*Anant Raj Industries, Ltd.	657,029	1,699,412
Andhra Bank	1,052,102	3,251,200
*Ansal Properties & Infrastructure, Ltd.	682,306	1,181,433
*Apollo Hospitals Enterprise, Ltd.	183,915	3,111,539

1447

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Apollo Tyres, Ltd.	1,676,970	$2,309,127
*Arvind Mills, Ltd.	1,526,154	1,142,408
*Ashapura Minechem, Ltd.	36,874	49,832
*Ashok Leyland, Ltd.	6,240,668	9,542,752
Asian Hotels, Ltd.	1,050	11,096
Aurobindo Pharma, Ltd.	11,802	247,992
Axis Bank, Ltd.	1,080,231	31,420,980
*Bajaj Auto Finance, Ltd.	90,482	1,113,750
Bajaj Hindusthan, Ltd.	838,582	2,091,700
Bajaj Holdings & Investment, Ltd.	299,410	4,668,838
Balkrishna Industries, Ltd.	4,449	64,222
Ballarpur Industries, Ltd.	3,218,873	2,301,827
*Balmer Lawrie & Co., Ltd.	52,331	735,617
Balrampur Chini Mills, Ltd.	1,820,136	3,263,701
Bank of Baroda	797,959	12,989,755
*Bank of India	676,276	5,997,727
Bank of Maharashtra, Ltd.	1,128,356	1,580,629
*Bank of Rajasthan, Ltd.	527,425	2,010,126
*BEML, Ltd.	133,202	2,923,261
*Bengal & Assam Co., Ltd.	9,237	40,205
*Bharat Forge, Ltd.	265,937	1,876,986
*Bharati Shipyard, Ltd.	56,986	286,327
*Bhushan Steel, Ltd.	189,156	6,360,555
Binani Cement, Ltd.	47,821	84,496
*Biocon, Ltd.	155,745	1,040,499
Birla Corp., Ltd.	112,706	889,989
*Bl Kashyap & Sons, Ltd.	22,588	161,227
*Blue Star Infotech, Ltd.	10,194	24,838
*Bombay Dyeing & Manufacturing Co., Ltd.	6,132	69,070
*Bombay Rayon Fashions, Ltd.	393,115	2,240,617
*Brigade Enterprises, Ltd.	19,049	54,858
*Cairn India, Ltd.	3,309,459	23,954,373
Canara Bank	863,838	8,932,696
*Central Bank Of India	598,169	2,160,683
Century Enka, Ltd.	54,052	263,320
*Century Textiles & Industries, Ltd.	152,552	1,474,230
*Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,925,858
*Chillwinds Hotels, Ltd.	1,050	7,613
*City Union Bank, Ltd.	1,048,875	895,826
Clariant Chemicals (India), Ltd.	2,398	33,699
Coromandel International, Ltd.	136,536	1,597,863
Corp. Bank	99,770	1,232,106
*Cranes Software International, Ltd.	313,759	87,460
Dalmia Cement (Bharat), Ltd.	159,852	709,421
DCM Shriram Consolidated, Ltd.	271,706	281,435
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	401,220	1,266,767
*Dena Bank	99,442	212,489
*Development Credit Bank, Ltd.	781,697	830,766
*Dhanalakshmi Bank, Ltd.	36,681	142,066
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	504,584
*DLF, Ltd.	691,014	4,505,486
*Dredging Corp Of India, Ltd.	56,273	702,968
E.I.D. - Parry (India), Ltd.	357,212	2,976,126
Edelweiss Capital, Ltd.	42,687	449,113
Eicher Motors, Ltd.	43,308	921,127
EIH, Ltd.	600,040	1,655,923
*Elder Pharmaceuticals, Ltd.	97,715	742,523
*Electrosteel Casings, Ltd.	654,010	690,142
Elgi Equipments, Ltd.	47,790	126,957
Escorts, Ltd.	551,568	2,340,299
*Essar Shipping Ports & Logistics, Ltd.	711,545	1,315,562

1448

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Essel Propack, Ltd.	476,584	$477,846
*Everest Industries, Ltd.	9,843	53,485
*Everest Kanto Cylinder, Ltd.	397,388	1,007,181
FAG Bearings (India), Ltd.	500	8,273
*FDC, Ltd.	179,858	332,838
*Federal Bank, Ltd.	1,334,943	9,995,985
Financial Technologies (India), Ltd.	74,561	1,968,109
*Finolex Cables, Ltd.	565,734	682,881
*Finolex Industries, Ltd.	695,629	1,288,881
*Firstsource Solutions, Ltd.	462,206	250,966
*Fortis Healthcare, Ltd.	477,715	1,602,879
GAIL India, Ltd.	700,109	6,621,815
*Gammon India, Ltd.	402,983	1,880,833
Gateway Distriparks, Ltd.	136,133	321,319
Geodesic, Ltd.	355,739	675,295
*Gitanjali Gems, Ltd.	513,757	1,833,097
*Godawari Power & Ispat, Ltd.	51,305	266,368
*Godfrey Phillips India, Ltd.	784	31,228
*Goetze (India), Ltd.	9,195	28,247
*Graphite India, Ltd.	386,627	795,642
Grasim Industries, Ltd.	15,142	597,526
*Great Eastern Shipping Co., Ltd.	904,197	5,610,417
*Great Offshore, Ltd.	133,007	1,165,998
*GTL Infrastructure, Ltd.	691,128	693,320
*GTL, Ltd.	350,140	3,223,396
*Gujarat Alkalies & Chemicals, Ltd.	421,803	1,156,747
Gujarat Fluorochemicals, Ltd.	181,278	782,184
*Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,596,837
*Gujarat State Fertilizers & Chemicals, Ltd.	445,889	2,763,521
Gujarat State Petronet, Ltd.	605,003	1,389,600
*Gulf Oil Corp., Ltd.	140,753	288,098
*H.E.G., Ltd.	131,606	870,383
*HBL Power Systems, Ltd.	443,838	307,992
HCL Infosystems, Ltd.	496,002	1,096,988
HCL Technologies, Ltd.	684,856	5,807,981
HDFC Bank, Ltd.	81,006	3,749,938
*HeidelbergCement India, Ltd.	520,445	518,592
Hexaware Technologies, Ltd.	1,266,493	2,246,131
Hikal, Ltd.	4,933	40,473
*Hindalco Industries, Ltd.	9,934,662	34,487,308
*Hinduja Global Solutions, Ltd.	65,909	650,615
*Hinduja Ventures, Ltd.	68,545	535,705
*Hotel Leelaventure, Ltd.	1,357,335	1,423,326
*Housing Development & Infrastructure, Ltd.	1,047,863	6,038,002
#ICICI Bank, Ltd. Sponsored ADR	3,332,795	129,679,053
*ICSA (India), Ltd.	290,435	831,954
*IDBI Bank, Ltd.	2,354,413	6,056,448
*Idea Cellular, Ltd.	3,687,714	5,590,083
*IFCI, Ltd.	4,121,140	5,574,351
*India Cements, Ltd.	2,016,703	4,652,982
India Infoline, Ltd.	1,395,726	2,743,920
Indiabulls Financial Services, Ltd.	1,877,333	6,394,115
*Indiabulls Real Estate, Ltd.	2,924,244	10,340,180
Indiabulls Securities, Ltd.	6,234	3,514
*Indian Bank	733,241	3,548,859
*Indian Hotels Co., Ltd.	3,531,468	7,564,646
Indian Overseas Bank	1,005,458	2,486,410
*Indo Rama Synthetics (India), Ltd.	202,314	156,353
IndusInd Bank, Ltd.	1,298,160	5,724,962
INEIS ABS India, Ltd.	28,114	226,735
Infotech Enterprises, Ltd.	21,152	76,084

1449

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

INDIA — (Continued)
Infrastructure Development Finance Co., Ltd.	2,790,613	$11,224,705
ING Vysya Bank, Ltd.	277,126	2,088,594
*Ingersoll-Rand India, Ltd.	11,472	103,714
Ipca Laboratories, Ltd.	251,146	1,516,516
*ISMT, Ltd.	161,991	173,076
*Ispat Industries, Ltd.	4,133,543	1,575,785
*IVRCL Assets & Holdings, Ltd.	89,922	238,665
*IVRCL Infrastructures & Projects, Ltd.	2,864,100	10,689,349
*J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	803,424
*Jammu & Kashmir Bank, Ltd.	233,400	3,886,751
*JBF Industries, Ltd.	96,294	283,535
*Jet Airways (India), Ltd.	244,572	3,595,549
*Jindal Poly Films, Ltd.	48,373	422,432
*Jindal Saw, Ltd.	1,180,076	5,002,868
*JK Cement, Ltd.	87,998	321,633
*JK Lakshmi Cement, Ltd.	290,053	384,212
*JK Tyre & Industries, Ltd.	158,673	561,869
*JM Financial, Ltd.	114,495	82,158
*JSL Stainless, Ltd.	726,612	1,628,957
JSW Steel, Ltd.	1,091,845	26,367,674
*Jubilant Organosys, Ltd.	228,068	1,754,381
K.S.B. Pumps, Ltd.	3,791	46,646
*Kalpataru Power Transmission, Ltd.	1,000	21,682
*Kalyani Investment Co., Ltd.	8,518	154,464
*Kalyani Steels, Ltd.	85,188	232,165
*Karnataka Bank, Ltd.	523,501	1,918,285
*Karur Vysya Bank, Ltd.	135,412	1,759,723
*Karuturi Global, Ltd.	555,213	225,710
Kesoram Industries, Ltd.	212,331	1,347,581
*Kirloskar Eng India, Ltd.	328,770	1,452,192
Kirloskar Industries, Ltd.	21,918	170,106
*Kotak Mahindra Bank, Ltd.	36,460	606,868
*Koutons Retail India, Ltd.	2,849	19,461
*KS Oils, Ltd.	1,831,255	2,067,767
*Lakshmi Machine Works, Ltd.	4,697	203,268
*Lakshmi Vilas Bank, Ltd.	182,694	409,729
*Landmark Property Development Co., Ltd.	246,234	28,055
*LIC Housing Finance, Ltd.	317,938	7,801,757
*Madhucon Projects, Ltd.	183,396	607,189
Madras Cements, Ltd.	409,184	903,953
#*Mahanagar Telephone Nigam, Ltd. ADR	100,249	298,742
Maharashtra Scooters, Ltd.	4,450	36,561
*Maharashtra Seamless, Ltd.	149,749	1,298,278
Mahindra & Mahindra Financial Services, Ltd.	34,564	422,740
Mahindra & Mahindra, Ltd.	1,172,012	16,739,590
*Mahindra Lifespace Developers, Ltd.	134,161	1,374,446
*Manaksia, Ltd.	142,340	321,026
Maruti Suzuki India, Ltd.	274,240	7,093,939
Mastek, Ltd.	83,250	474,872
*McLeod Russel India, Ltd.	637,181	3,065,761
*Mercator Lines, Ltd.	2,078,028	2,081,689
Merck, Ltd.	29,241	456,675
*Monnet Ispat, Ltd.	131,081	1,260,347
*Moser Baer (India), Ltd.	1,516,872	2,111,235
MRF, Ltd.	17,453	2,758,317
*Mukand, Ltd.	324,653	466,600
*Nagarjuna Construction Co., Ltd.	1,407,751	5,226,336
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,893,177	1,244,734
*Nahar Capital & Financial Services, Ltd.	50,449	88,793
*Nahar Spinning Mills, Ltd.	33,942	80,333
National Aluminium Co., Ltd.	133,467	1,216,288

1450

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

INDIA — (Continued)
*Nava Bharat Ventures, Ltd.	5,395	$46,643
Navneet Publications (India), Ltd.	296,850	322,771
NIIT Technologies, Ltd.	342,060	1,326,748
NIIT, Ltd.	1,020,094	1,472,236
Nirma, Ltd.	374,728	1,623,611
*NOCIL, Ltd.	981,740	452,497
*Noida Toll Bridge Co., Ltd.	475,115	321,505
*OCL India, Ltd.	84,049	243,513
*OMAXE, Ltd.	210,049	535,850
*Orbit Corp., Ltd.	308,747	843,261
*Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,794,820
*Orient Paper & Industries, Ltd.	312,989	362,953
Oriental Bank of Commerce	466,459	4,058,555
*Panacea Biotec, Ltd.	72,446	291,087
*Parsvnath Developers, Ltd.	365,608	1,028,170
Patel Engineering, Ltd.	85,212	770,638
Patni Computer Systems, Ltd.	690,149	6,998,564
Patni Computer Systems, Ltd. ADR	55,441	1,223,583
*Peninsula Land, Ltd.	198,415	293,203
Petronet LNG, Ltd.	2,943,666	5,745,192
Plethico Pharmaceuticals, Ltd.	35,619	296,226
Polaris Software Lab, Ltd.	396,842	1,496,137
Power Finance Corp, Ltd.	129,000	886,434
Prism Cement, Ltd.	403,741	439,885
*Provogue India, Ltd.	119,777	153,938
PSL, Ltd.	109,508	317,347
*PTC India, Ltd.	1,758,275	4,185,669
*Punj Lloyd, Ltd.	1,229,016	3,365,242
Rain Commodities, Ltd.	215,083	652,443
*Rajesh Exports, Ltd.	489,295	939,924
*Ranbaxy Laboratories, Ltd.	996,377	9,670,224
*Raymond, Ltd.	340,181	1,693,515
REI Agro, Ltd.	3,175,410	1,960,204
*Rei Six Ten Retail, Ltd.	439,400	582,452
*Reliance Broadcast Network, Ltd.	20,606	29,728
*Reliance Capital, Ltd.	923,214	15,655,793
Reliance Communications, Ltd.	5,398,403	20,826,141
Reliance Industries, Ltd.	7,365,013	160,517,880
*Reliance MediaWorks, Ltd.	109,133	498,412
*Reliance Power, Ltd.	4,580,850	16,198,540
Rolta India, Ltd.	1,217,326	4,452,449
*Ruchi Soya Industries, Ltd.	1,172,211	2,577,571
*S.Kumars Nationwide, Ltd.	1,242,979	2,252,112
*Samruddhi Cement, Ltd.	15,142	155,515
*Sanghvi Movers, Ltd.	6,290	22,848
*SEAMEC, Ltd.	77,043	241,771
*Shipping Corp. of India, Ltd.	171,233	598,349
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	114,274	1,073,177
Shriram Transport Finance Co., Ltd.	45,203	644,367
*Simplex Infrastructures, Ltd.	1,570	16,445
SKF India, Ltd.	15,701	185,112
Sobha Developers, Ltd.	85,916	621,313
*Sona Koyo Steering Systems, Ltd.	118,568	50,737
*South Indian Bank, Ltd.	600,569	2,489,665
*SREI Infrastructure Finance, Ltd.	818,844	1,454,516
SRF, Ltd.	266,306	1,373,158
*State Bank of India	552,879	29,921,996
Sterling Biotech, Ltd.	449,228	1,036,186
#Sterlite Industries (India), Ltd. ADR	1,116,840	16,875,452
Sterlite Industries (India), Ltd. Series A	5,746,256	21,714,175
*Sterlite Technologies, Ltd.	447,261	990,880

1451

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

INDIA — (Continued)
Strides Arcolab, Ltd.	64,603	$591,502
Sundaram Finance, Ltd.	2,976	33,820
Sundram Fastners, Ltd.	55,097	58,394
*Suzlon Energy, Ltd.	3,384,835	4,132,015
Syndicate Bank	1,422,728	3,222,567
*Tamilnadu Newsprint & Papers, Ltd.	23,489	63,523
*Tanla Solutions, Ltd.	617,458	413,161
*Tata Chemicals, Ltd.	763,975	5,553,038
#*Tata Communications, Ltd. ADR	20,500	243,745
Tata Investment Corp., Ltd.	58,486	610,245
*Tata Motors, Ltd.	364,882	6,661,622
Tata Steel, Ltd.	2,571,275	29,874,075
*Tata Tea, Ltd.	2,708,660	6,787,908
*Teledata Marine Solutions, Ltd.	267,258	197,254
*Time Technoplast, Ltd.	365,124	426,244
Transport Corp of India, Ltd.	68,548	196,301
*Trent, Ltd.	14,497	286,433
Triveni Engineering & Industries, Ltd.	240,000	537,565
*Tube Investments of India, Ltd.	642,055	1,673,140
TVS Motor Co., Ltd.	441,589	1,324,706
*Ucal Fuel Systems, Ltd.	8,246	15,295
UCO Bank	1,022,797	2,049,812
Unichem Laboratories, Ltd.	79,600	745,989
Union Bank of India	797,003	5,445,909
*United Phosphorus, Ltd.	530,310	2,108,165
*Unity Infraprojects, Ltd.	180,846	422,270
*Usha Martin, Ltd.	1,066,559	1,909,462
*UTV Software Communications, Ltd.	11,056	111,061
*Vardhman Hotels, Ltd.	1,050	7,613
*Vardhman Textiles, Ltd.	98,045	631,463
*Varun Shipping Co., Ltd.	549,032	471,452
Videocon Industries, Ltd.	782,287	3,569,946
*Videsh Sanchar Nigam, Ltd.	727,705	4,265,802
*Vijaya Bank	807,166	1,263,767
*Walchandnagar Industries, Ltd.	106,847	488,546
Welspun Corp., Ltd.	206,876	1,107,729
*Wire & Wireless India, Ltd.	473,948	143,412
*Wockhardt, Ltd.	318,515	944,602
Yes Bank, Ltd.	386,982	2,466,238
Zee Entertainment Enterprises, Ltd.	1,188,271	7,591,410
Zuari Industries, Ltd.	127,958	1,932,443
*Zylog Systems, Ltd.	26,158	295,438

TOTAL INDIA		1,101,564,798

INDONESIA — (2.9%)
*PT Agis Tbk	2,012,000	36,120
PT AKR Corporindo Tbk	20,492,400	2,729,999
PT Aneka Tambang Tbk	52,723,000	12,422,033
*PT Asahimas Flat Glass Tbk	5,333,500	1,848,546
PT Astra International Tbk	901,696	5,124,852
*PT Bakrie & Brothers Tbk	910,038,250	5,107,504
*PT Bakrie Sumatera Plantations Tbk	74,888,500	2,566,133
*PT Bakrie Telecom Tbk	279,478,500	4,822,563
PT Bakrieland Development Tbk	343,219,020	5,124,505
PT Bank Bukopin Tbk	24,796,000	1,831,939
PT Bank Danamon Indonesia Tbk	5,451,303	3,270,030
*PT Bank Negara Indonesia Persero Tbk	38,908,000	13,191,644
*PT Bank Pan Indonesia Tbk	122,909,826	14,036,024
*PT Barito Pacific Tbk	9,872,500	1,172,469
*PT Berlian Laju Tanker Tbk	139,931,466	3,769,202
*PT Bhakti Investama Tbk	242,272,700	3,015,146

1452

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

INDONESIA — (Continued)
PT Budi Acid Jaya Tbk	14,289,000	$375,432
PT Bumi Resources Tbk	280,320,500	54,175,746
*PT Central Proteinaprima Tbk	178,071,500	1,054,678
PT Charoen Pokphand Indonesia Tbk	22,653,666	13,200,630
*PT Ciputra Development Tbk	80,864,000	3,441,229
*PT Ciputra Surya Tbk	17,718,000	1,170,468
*PT Clipan Finance Indonesia Tbk	3,636,000	120,149
*PT Darma Henwa Tbk	137,802,300	990,301
*PT Davomas Adabi Tbk	139,739,500	1,224,036
PT Dynaplast Tbk	3,040,000	501,090
*PT Elnusa Tbk	32,023,000	1,219,711
*PT Energi Mega Persada Tbk	329,341,282	3,777,865
*PT Ever Shine Textile Tbk	19,347,215	155,668
PT Gajah Tunggal Tbk	5,360,500	739,483
PT Global Mediacom Tbk	96,453,500	3,356,604
PT Gozco Plantations Tbk	10,738,500	403,291
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	25,951,284
*PT Hero Supermarket Tbk	220,000	86,048
*PT Indah Kiat Pulp and Paper Corp. Tbk	27,203,000	5,364,317
PT Indika Energy Tbk	19,721,000	7,295,656
PT Indofood Sukses Makmur Tbk	23,893,000	12,379,486
PT International Nickel Indonesia Tbk	39,701,500	18,380,039
*PT Japfa Comfeed Indonesia Tbk	371,000	104,866
PT Jaya Real Property Tbk	25,528,000	2,714,999
*PT Kawasan Industry Jababeka Tbk	187,435,000	1,973,830
PT Lautan Luas Tbk	2,102,000	183,787
*PT Lippo Karawaci Tbk	185,406,250	10,052,493
PT Matahari Putra Prima Tbk	35,314,400	3,552,535
*PT Mayorah Indah Tbk	8,807,572	8,127,943
PT Medco Energi International Tbk	28,604,500	9,617,357
*PT Mitra International Resources Tbk	50,061,000	1,740,051
*PT Panasia Indosyntec Tbk	403,200	10,589
*PT Panin Financial Tbk	183,439,000	3,454,625
*PT Panin Insurance Tbk	30,688,500	1,391,737
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,726,500	4,687,139
PT Ramayana Lestari Sentosa Tbk	10,715,000	936,134
PT Sampoerna Agro Tbk	2,852,000	775,134
*PT Samudera Indonesia Tbk	415,500	150,577
PT Selamat Sempurna Tbk	15,274,000	1,546,862
*PT Sentul City Tbk	123,241,000	1,643,405
*PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,986,529
PT Sorini Agro Asia Corporindo Tbk	7,941,000	1,680,148
PT Summarecon Agung Tbk	43,122,357	4,492,147
*PT Sunson Textile Manufacturer Tbk	6,012,000	134,369
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	52,889
*PT Suryainti Permata Tbk	17,378,000	172,838
PT Tigaraksa Satria Tbk	165,200	7,569
*PT Timah Tbk	10,142,000	2,813,255
*PT Trimegah Sec Tbk	34,298,000	432,930
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,246,615
PT Tunas Ridean Tbk	42,862,000	3,070,981
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	1,027,949
PT Unggul Indah Cahaya Tbk	371,435	87,063
PT Wijaya Karya Tbk	15,842,000	956,130

TOTAL INDONESIA		307,257,395

ISRAEL — (0.1%)
Ashtrom Properties, Ltd.	59,394	125,357
*Bank of Jerusalem, Ltd.	67,202	134,436

1453

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

ISRAEL — (Continued)
*Baran Group, Ltd.	69,463	$366,142
Clal Industries & Investments, Ltd.	349,037	2,136,068
Delta-Galil Industries, Ltd.	—	3
*Direct Insurance - I.D.I. Insurance Co., Ltd.	208	357
*Electra Real Estate, Ltd.	—	—
*Elron Electronic Industries, Ltd.	1	4
*Feuchtwanger Investments, Ltd.	10,500	33
*First International Bank of Israel, Ltd.	113,332	366,892
*Formula Systems, Ltd.	—	—
*Formula Vision Technologies, Ltd.	—	—
*Hadera Paper, Ltd.	5,338	374,432
Israel Cold Storage & Supply Co., Ltd.	4,843	48,871
*Israel Petrochemical Enterprises, Ltd.	35,691	91,343
*Israel Steel Mills, Ltd.	97,000	1,004
*Kardan Israel, Ltd.	—	1
*Knafaim Arkia Holdings, Ltd.	110,091	480,027
Koor Industries, Ltd.	1	18
*Liberty Properties, Ltd.	3,284	36,249
*Magal Security Systems, Ltd.	11,718	33,943
Makhteshim-Agan Industries, Ltd.	1	2
*Menorah Mivtachim Holdings, Ltd.	83,229	929,902
Merhav-Ceramic & Building Materials Center, Ltd.	13,623	33,548
*Migdal Insurance & Financial Holdings, Ltd.	810,704	1,375,008
*Miloumor, Ltd.	97,997	6,761
*Minrav Holdings, Ltd.	840	50,096
*Mivtach Shamir Holdings, Ltd.	41,934	1,256,212
*Mizrahi Tefahot Bank, Ltd.	5,009	41,230
*Naphtha Israel Petroleum Corp., Ltd.	—	1
*Retalix, Ltd.	52,259	663,372
Scailex Corp, Ltd.	320,009	4,741,286
Team Computer & Systems, Ltd.	1,817	48,117

TOTAL ISRAEL		13,340,715

MALAYSIA — (3.6%)
*A&M Realty Berhad	720,700	123,138
Affin Holdings Berhad	9,611,900	9,227,030
*Airasia Berhad	11,014,200	5,167,473
Alliance Financial Group Berhad	11,988,000	11,020,102
*AMBD Berhad	927,567	118,152
AMMB Holdings Berhad	21,831,262	35,369,364
Ann Joo Resources Berhad	2,857,200	2,267,167
APM Automotive Holdings Berhad	1,091,700	1,592,516
Apollo Food Holdings Berhad	109,000	106,704
*Asas Dunia Berhad	350,000	79,277
*Asia Pacific Land Berhad	5,644,300	577,566
*Axiata Group Berhad	1,074,850	1,440,877
*Bandar Raya Developments Berhad	4,087,800	2,571,114
Batu Kawan Berhad	2,242,250	7,840,732
Berjaya Corp. Berhad	20,516,180	6,987,408
Berjaya Land Berhad	3,305,000	4,433,124
*Berjaya Media Berhad	425,300	80,426
*Berjaya Retail Berhad	1,775,788	725,723
Bimb Holdings Berhad	2,170,800	901,704
Bina Darulaman Berhad	60,800	18,109
*Bolton Berhad	1,277,400	442,229
Boustead Holdings Berhad	4,738,580	5,812,244
Cahya Mata Sarawak Berhad	1,632,600	1,269,912
Chemical Co. of Malaysia Berhad	311,000	204,024
Chin Teck Plantations Berhad	304,700	758,108
*Country Heights Holdings Berhad	37,300	6,583
CSC Steel Holdings Berhad	1,378,400	732,282

1454

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Cycle & Carriage Bintang Berhad	241,300	$450,036
*Datuk Keramik Holdings Berhad	127,000	—
*Dijaya Corp. Berhad	714,500	240,280
DNP Holdings Berhad	1,861,100	836,658
DRB-Hicom Berhad	9,932,000	3,535,216
*Eastern & Oriental Berhad	7,752,915	2,880,069
Eastern Pacific Industrial Corp. Berhad	497,700	302,035
ECM Libra Avenue Berhad	7,178,982	1,516,558
*EON Capital Berhad	3,626,007	7,936,208
Esso Malaysia Berhad	954,100	801,568
Evergreen Fibreboard Berhad	721,300	374,698
Far East Holdings Berhad	388,800	797,108
*Fountain View Development Berhad	2,573,200	—
*General Corp. Berhad	1,681,400	845,785
Genting Malaysia Berhad	842,600	756,111
Genting Plantations Berhad	356,800	785,981
Glomac Berhad	1,706,800	747,081
*Gold Is Berhad	2,412,900	980,601
*Gula Perak Berhad	50	—
*GuocoLand (Malaysia) Berhad	522,800	161,068
Hap Seng Consolidated Berhad	2,582,300	2,248,154
Hap Seng Plantations Holdings Berhad	1,701,400	1,235,313
Hong Leong Financial Group Berhad	1,796,551	4,908,257
Hong Leong Industries Berhad	1,225,800	1,930,646
Hubline Berhad	1,629,600	94,770
Hunza Properties Berhad	1,033,300	416,223
Hwang-DBS (Malaysia) Berhad	908,700	472,364
IGB Corp. Berhad	11,559,000	6,843,687
IJM Corp. Berhad	15,038,680	23,901,527
*IJM Land Berhad	3,923,300	2,962,635
*Insas Berhad	4,347,408	691,331
*Jaks Resources Berhad	3,438,000	811,556
*Jaya Tiasa Holdings Berhad	1,192,135	1,334,557
Jerneh Asia Berhad	585,020	593,153
K & N Kenanga Holdings Berhad	2,220,800	552,965
*Karambunai Corp. Berhad	6,839,800	129,252
Keck Seng (Malaysia) Berhad	1,663,400	3,091,552
Kian Joo Can Factory Berhad	3,566,680	1,467,912
*KIG Glass Industrial Berhad	260,000	2,452
Kim Loong Resources Berhad	324,800	210,484
*Kinsteel Berhad	6,960,700	1,886,063
KLCC Property Holdings Berhad	6,567,300	6,583,972
*KNM Group Berhad	12,852,500	2,023,164
*Knusford Berhad	139,300	74,445
KPJ Healthcare Berhad	975,650	1,122,510
KrisAssets Holdings Berhad	250,377	257,508
*KSL Holdings Berhad	256,566	126,001
Kub Malaysia Berhad	5,214,000	804,930
Kulim Malaysia Berhad	2,761,625	6,868,329
*Kumpulan Hartanah Selangor Berhad	520,000	70,382
*Kumpulan Perangsang Selangor Berhad	1,128,400	503,968
Kwantas Corp. Berhad	246,000	128,990
Landmarks Berhad	4,118,808	1,713,175
Leader Universal Holdings Berhad	5,383,033	1,491,819
*Lion Corp Berhad	7,984,307	716,872
Lion Diversified Holdings Berhad	5,448,100	695,597
Lion Industries Corp. Berhad	7,130,681	3,597,652
*MAA Holdings Berhad	888,700	200,004
*Malayan United Industries Berhad A1	1,526,067	69,563
Malaysia Airports Holdings Berhad	161,600	261,972
Malaysia Building Society Berhad	815,000	382,252

1455

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Malaysian Bulk Carriers Berhad	1,148,225	$1,057,646
Malaysian Mosaics Berhad	293,040	202,103
Malaysian Resources Corp. Berhad	75,000	39,934
MBM Resources Berhad	487,533	464,726
*Measat Global Berhad	2,643,100	3,373,156
Mega First Corp. Berhad	1,101,700	579,235
*Merge Housing Berhad	63,162	10,077
*Metro Kajang Holdings Berhad	562,099	220,725
*Metroplex Berhad	817,000	—
*MISC Berhad	330,240	914,562
*MK Land Holdings Berhad	10,344,500	1,107,406
MMC Corp. Berhad	10,879,779	8,873,549
*MNRB Holdings Berhad	1,150,800	1,003,045
*MTD ACPI Engineering Berhad	74,200	12,153
*Muhibbah Engineering Berhad	4,845,400	1,425,730
MUI Properties Berhad	670,000	30,434
*Mulpha International Berhad	33,546,200	4,693,729
MWE Holdings Berhad	270,000	83,155
Naim Holdings Berhad	1,130,000	1,199,918
NCB Holdings Berhad	2,447,800	2,873,508
Negri Sembilan Oil Palms Berhad	167,600	253,759
*NV Multi Corp. Berhad	165,700	34,553
Oriental Holdings Berhad	3,653,779	6,057,450
Oriental Interest Berhad	165,000	64,816
OSK Holdings Berhad	6,549,647	2,681,993
*OSK Ventures International Berhad	793,897	117,516
P.I.E. Industrial Berhad	323,600	422,298
*Pacific & Orient Berhad	566,730	165,153
Panasonic Manufacturing Malaysia Berhad	383,380	2,324,492
*Paracorp Berhad	252,000	792
Paramount Corp. Berhad	203,900	252,018
PBA Holdings Berhad	1,502,500	406,442
*Pelikan International Corp. Berhad	4,130,320	1,573,580
*Permaju Industries Berhad	1,703,300	182,590
Petronas Dagangan Berhad	310,700	1,003,974
PJ Development Holdings Berhad	2,768,800	618,365
POS Malaysia Berhad	2,274,517	2,224,785
PPB Group Berhad	6,909,766	37,688,038
*Prime Utilities Berhad	39,000	1,103
Protasco Berhad	282,200	91,402
*Proton Holdings Berhad	3,786,000	5,479,225
*Pulai Springs Berhad	159,800	24,113
*QSR Brand Berhad	56,800	77,214
*Ramunia Holdings Berhad	2,434,736	295,923
Ranhill Berhad	3,026,600	750,723
*RCE Capital Berhad	2,137,200	427,204
RHB Capital Berhad	5,561,200	11,353,970
Salcon Berhad	574,000	121,066
Sarawak Oil Palms Berhad	391,820	346,243
Scientex, Inc. Berhad	645,048	314,491
*Scomi Group Berhad	13,422,000	1,796,331
*Selangor Dredging Berhad	1,312,700	293,361
Shangri-La Hotels (Malaysia) Berhad	738,000	588,921
Shell Refining Co. Federation of Malaysia Berhad	217,100	727,572
*SHL Consolidated Berhad	1,008,700	364,667
*Sino Hua-An International Berhad	2,168,400	242,635
Southern Steel Berhad	1,500,500	958,736
Subur Tiasa Holdings Berhad	460,530	311,232
Sunrise Berhad	4,434,634	2,832,833
*Sunway City Berhad	3,565,000	4,219,895
Sunway Holdings Berhad	4,319,400	2,131,383

1456

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Suria Capital Holdings Berhad	590,800	$297,245
Ta Ann Holdings Berhad	193,300	314,238
TA Enterprise Berhad	14,799,300	3,028,831
TA Global Berhad (B3X17H6)	8,465,880	1,010,244
*TA Global Berhad (B4LM6X7)	8,465,880	784,958
*Tahp Group Berhad	27,000	32,273
*Talam Corp. Berhad	17,833,050	644,121
*Tamco Corp. Holdings Berhad	71	1
Tan Chong Motor Holdings Berhad	4,857,500	7,155,076
TDM Berhad	1,059,200	746,659
*Tebrau Teguh Berhad	5,320,066	1,180,877
*Time Dotcom Berhad	16,781,400	3,280,294
*Tiong Nam Transport Holdings Berhad	141,500	40,792
Titan Chemicals Corp. Berhad	5,325,500	3,711,444
Tradewinds (Malaysia) Berhad	879,400	995,206
*Tradewinds Corp. Berhad	5,413,100	1,108,003
UAC Berhad	77,398	89,396
UMW Holdings Berhad	2,059,686	4,046,708
Unico-Desa Plantations Berhad	4,194,428	1,298,271
*Unisem (M) Berhad	2,316,600	1,672,990
United Malacca Rubber Estates Berhad	577,100	1,796,884
United Plantations Berhad	617,400	2,814,551
VS Industry Berhad	1,337,193	513,343
WCT Berhad	1,235,300	1,098,516
*WTK Holdings Berhad	4,386,550	1,588,781
Yeo Hiap Seng (Malaysia) Berhad	355,320	171,108
YTL Cement Berhad	11,100	13,861
YTL Corp. Berhad	6,283,072	14,818,578
*Yu Neh Huat Berhad	4,969,246	2,626,066
*Zelan Berhad	4,989,300	957,711

TOTAL MALAYSIA		383,122,781

MEXICO — (5.9%)
#Alfa S.A.B. de C.V. Series A	4,088,867	31,659,705
#Alsea de Mexico S.A.B. de C.V.	2,618,100	2,585,676
#*Axtel S.A.B. de C.V.	5,663,540	3,709,542
#Bolsa Mexicana de Valores S.A. de C.V.	2,547,588	4,357,776
#*Carso Infraestructura y Construccion S.A.B. de C.V.	57,500	31,392
#*Cemex S.A.B. de C.V. Sponsored ADR	11,578,134	109,297,585
#Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	18,276,280
#Consorcio ARA S.A.B. de C.V.	10,672,300	6,998,644
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	448,900	412,129
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	16,188,011
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	781,141
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	984
Corporativo Fragua S.A.B. de C.V. Series B	70	581
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,202,681
#*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	2,662,296
*Dine S.A.B. de C.V.	1,028,367	536,253
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	103,502
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,703,135
Embotelladora Arca S.A.B. de C.V.	3,256,100	11,576,787
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,400
#*Empresas ICA S.A.B. de C.V.	2,999,272	7,583,045
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	11,248,639
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,465,100	7,142,171
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,435,922	69,900,683
*GMD Resorts S.A.B. de C.V.	41,400	10,304
*Gruma S.A.B. de C.V. ADR	15,222	90,266
#*Gruma S.A.B. de C.V. Series B	931,300	1,394,365
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	678,000	1,124,933

1457

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

MEXICO — (Continued)
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	35,746	$479,711
#Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	616,489	20,029,728
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,876,482
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	11,702,802
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	40,116,812
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	9,567,648
#*Grupo Famsa S.A.B. de C.V.	1,918,478	2,728,394
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	39,287,873
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	30,085,727
Grupo Gigante S.A.B. de C.V. Series B	324,076	547,947
Grupo Herdez S.A.B. de C.V.	319,000	448,630
#Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,542,313
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	1,060,200
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	2,464,787
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	27,603
Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,816,146
Grupo Posadas S.A. de C.V. Series L	356,000	424,722
*Grupo Qumma S.A. de C.V. Series B	5,301	75
#*Grupo Simec, S.A. de C.V.	1,358,400	3,026,597
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	54,940
Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,265,058
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	10,102,415
Industrias Penoles S.A.B. de C.V.	445,975	9,336,872
*Maxcom Telecomunicaciones S.A.B. de C.V.	400,181	199,510
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	38,935,442
Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,438,639
#*SARE Holding S.A. de C.V.	3,301,100	722,464
*Savia S.A. de C.V.	3,457,285	218,526
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	10,760,798
*Vitro S.A.B. de C.V.	1,558,758	1,346,098

TOTAL MEXICO		626,199,865

PHILIPPINES — (0.8%)
A. Soriano Corp.	20,195,000	1,027,717
Alaska Milk Corp.	7,874,000	2,064,764
Alsons Consolidated Resources, Inc.	16,904,000	262,751
Banco de Oro Unibank, Inc.	7,364,320	7,556,739
Cebu Holdings, Inc.	7,590,250	357,276
*China Banking Corp.	9,676	88,137
*Digital Telecommunications Phils., Inc.	69,472,000	2,200,274
DMCI Holdings, Inc.	9,749,280	4,006,435
*Empire East Land Holdings, Inc.	37,000,000	357,650
*Export & Industry Bank, Inc.	14,950	85
Filinvest Land, Inc.	168,982,031	3,753,874
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	4,625,691
*Lopez Holdings Corp.	25,704,000	2,121,976
Macroasia Corp.	1,663,000	103,781
*Megaworld Corp.	176,933,600	5,834,924
Metro Bank & Trust Co.	8,451,855	11,140,345
*Mondragon International Philippines, Inc.	2,464,000	6,762
*Philippine National Bank	3,866,918	3,215,759
*Philippine National Construction Corp.	398,900	42,911
*Philippine Realty & Holdings Corp.	5,860,000	91,179
Philippine Savings Bank	1,232,313	1,398,522
*Philippine Townships, Inc.	226,200	23,588
Phinma Corp.	2,551,998	529,109
*Prime Media Holdings, Inc.	330,000	13,982
*Prime Orion Philippines, Inc.	12,310,000	112,155
Rizal Commercial Banking Corp.	4,481,648	2,195,575
Robinson’s Land Corp. Series B	17,781,700	5,210,477

1458

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

PHILIPPINES — (Continued)
Security Bank Corp.	2,362,810	$3,619,683
Shang Properties, Inc.	614,285	24,063
SM Development Corp.	32,589,997	4,715,738
*Solid Group, Inc.	10,648,000	177,596
Union Bank Of Philippines	2,567,094	2,588,000
Universal Robina Corp.	16,573,345	11,980,775
Vista Land & Lifescapes, Inc.	45,259,868	2,399,730

TOTAL PHILIPPINES		83,848,023

POLAND — (1.8%)
*Agora SA	559,848	4,513,027
*Amica SA	31,101	390,346
Asseco Poland SA	552,753	9,879,617
*Bank Handlowy w Warszawie SA	83,949	2,110,698
*Bank Millennium SA	7,878,968	11,982,644
*Bank Przemyslowo Handlowy BPH SA	72,355	1,266,734
*Bioton SA	31,475,429	2,149,264
*BOMI SA	121,150	502,993
*Boryszew SA	1,736,644	1,699,714
*Ciech SA	176,009	1,569,937
*Debica SA	111,346	2,375,483
Dom Development SA	46,421	707,674
*Dom Maklerski IDM SA	1,236,710	1,056,069
*Echo Investment SA	2,412,970	3,728,231
*Emperia Holding SA	19,149	520,393
*Farmacol SA	5,526	75,573
*Gant Development SA	24,385	175,296
*Getin Holdings SA	1,681,394	5,625,411
*Grupa Kety SA	126,858	4,402,086
*Grupa Lotos SA	970,047	10,213,196
*Impexmetal SA	5,899,609	7,941,805
ING Bank Slaski SA	4,428	1,127,675
KGHM Polska Miedz SA	671,360	23,349,975
*Koelner SA	133,110	527,687
*Kredyt Bank SA	619,815	3,131,622
*LC Corp. SA	1,737,902	831,370
*MCI Management SA	50,000	119,260
*MNI SA	196,542	244,865
Mostostal Warszawa SA	1,467	32,275
*Netia Holdings SA	3,441,202	5,532,691
*Orbis SA	541,449	6,624,157
*Pfleiderer Grajewo SA	55,572	185,882
*Pol-Aqua SA	12,548	69,384
*Polnord SA	129,030	1,478,461
*Polska Grupa Farmaceutyczna SA	1,548	21,051
*Polski Koncern Naftowy Orlen SA	5,310,008	67,582,676
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	349,860	2,170,136
*Stalexport SA	989,216	508,597
*Sygnity SA	144,485	648,910
*Synthos SA	9,098,514	5,953,924
Zaklady Azotowe Pulawy SA	12,655	284,389
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	92,190
*Zaklady Chemiczne Police SA	8,000	13,959

TOTAL POLAND		193,417,327

RUSSIA — (4.6%)
Gazprom OAO Sponsored ADR	15,162,516	327,629,192
Lukoil OAO Sponsored ADR	2,257,507	128,875,445
Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	548,477
*RusHydro Sponsored ADR	643,944	3,366,601

1459

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

RUSSIA — (Continued)
Surgutneftegas Sponsonsored ADR	2,583,456	$26,223,967

TOTAL RUSSIA		486,643,682

SOUTH AFRICA — (7.9%)
ABSA Group, Ltd.	2,880,669	53,462,354
Adcorp Holdings, Ltd.	403,266	1,545,047
Advtech, Ltd.	48,800	39,166
Aeci, Ltd.	1,635,500	15,390,054
Afgri, Ltd.	4,163,488	3,995,147
African Bank Investments, Ltd.	3,883,766	17,814,829
African Oxygen, Ltd.	483,204	1,466,258
African Rainbow Minerals, Ltd.	994,154	23,378,645
Allied Electronics Corp., Ltd.	540,180	1,873,595
*ArcelorMittal South Africa, Ltd.	1,221,615	14,246,507
*Argent Industrial, Ltd.	1,272,940	1,705,007
AST Group, Ltd.	2,011,303	247,842
*Aveng, Ltd.	3,648,743	18,021,231
AVI, Ltd.	3,586,407	12,274,261
*Avusa, Ltd.	434,559	1,230,114
Barloworld, Ltd.	2,477,983	15,291,270
Basil Read Holdings, Ltd.	68,238	123,538
*Bell Equipment, Ltd.	411,045	507,423
Bidvest Group, Ltd.	64,146	1,164,187
*Blue Label Telecoms, Ltd.	187,875	115,596
Brait SA	206,315	650,270
Business Connexion Group	641,608	484,027
Capitec Bank Holdings, Ltd.	149,584	2,642,829
Cashbuild, Ltd.	3,848	38,524
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	5,558,516
*Cipla Medpro South Africa, Ltd.	3,347,420	2,614,782
*Corpgro, Ltd.	579,166	—
Data Tec, Ltd.	2,446,932	12,383,202
Datacentrix Holdings, Ltd.	797,381	437,129
Delta EMD, Ltd.	234,340	419,498
Discovery Holdings, Ltd.	66	328
Distell Group, Ltd.	378,471	3,760,165
*Distribution & Warehousing Network, Ltd.	216,722	230,436
#*Durban Roodeport Deep, Ltd.	1,467,912	618,521
ElementOne, Ltd.	391,810	631,064
#*Eqstra Holdings, Ltd.	1,640,154	1,171,187
*Evraz Highveld Steel & Vanadium, Ltd.	162,634	1,921,116
FirstRand, Ltd.	4,353,231	12,065,065
Freeworld Coatings, Ltd.	2,157,475	2,834,495
Gold Fields, Ltd.	507,817	6,716,203
#Gold Fields, Ltd. Sponsored ADR	6,855,689	92,757,472
Gold Reef Resorts, Ltd.	422,178	972,135
Grindrod, Ltd.	3,106,069	6,524,942
Group Five, Ltd.	465,209	2,232,800
#Harmony Gold Mining Co., Ltd.	2,923,251	29,242,083
#Harmony Gold Mining Co., Ltd. Sponsored ADR	1,496,639	14,966,390
Hudaco Industries, Ltd.	162,006	1,519,459
*Hulamin, Ltd.	1,290,093	1,784,535
Iliad Africa, Ltd.	90,323	98,491
Illovo Sugar, Ltd.	1,131,367	4,394,334
Impala Platinum Holdings, Ltd.	87,276	2,364,443
Imperial Holdings, Ltd.	1,354,335	17,895,443
Investec, Ltd.	2,346,934	19,131,553
*JCI, Ltd.	10,677,339	—
JD Group, Ltd.	1,559,604	9,778,314
#Lewis Group, Ltd.	1,182,161	10,127,386
Liberty Holdings, Ltd.	1,449,071	15,461,074

1460

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
M Cubed Holdings, Ltd.	1,850,526	$50,732
#Medi-Clinic Corp., Ltd.	2,334,208	8,084,713
Merafe Resources, Ltd.	17,211,642	3,231,265
Metair Investments, Ltd.	1,650,332	2,011,764
*Metorex, Ltd.	3,390,930	1,692,475
Metropolitan Holdings, Ltd.	8,819,158	20,885,575
Mondi, Ltd.	1,413,708	10,038,243
Murray & Roberts Holdings, Ltd.	175,083	1,009,023
*Mvelaphanda Group, Ltd.	4,125,843	4,923,633
Nampak, Ltd.	5,874,237	15,515,755
Nedbank Group, Ltd.	2,742,435	50,842,974
#Northam Platinum, Ltd.	1,101,749	6,656,035
#*Omnia Holdings, Ltd.	555,232	4,795,022
Palabora Mining Co., Ltd.	183,794	2,588,356
*Peregrine Holdings, Ltd.	1,366,171	2,097,045
*Pioneer Foods, Ltd.	33,035	190,134
PSG Group, Ltd.	1,194,364	4,903,148
*Randgold & Exploration Co., Ltd.	256,811	193,614
Raubex Group, Ltd.	64,830	195,509
Redefine Properties, Ltd.	32,990	34,577
Reunert, Ltd.	300,475	2,451,412
Sanlam, Ltd.	28,700,406	98,325,149
*Sappi, Ltd.	3,781,281	18,182,941
#*Sappi, Ltd. Sponsored ADR	773,119	3,703,240
Sasol, Ltd. Sponsored ADR	704,259	27,916,827
*Sentula Mining, Ltd.	404,520	135,220
*Simmer & Jack Mines, Ltd.	1,049,068	153,773
Spur Corp., Ltd.	369,908	611,894
Standard Bank Group, Ltd.	1,147,053	17,846,634
Stefanutti Stocks Holdings, Ltd.	19,889	25,658
Steinhoff International Holdings, Ltd.	12,351,279	32,593,596
*Super Group, Ltd.	5,715,305	454,489
Telkom South Africa, Ltd.	2,830,063	13,230,944
*Telkom South Africa, Ltd. Sponsored ADR	5,288	98,357
*Tongaat-Hulett, Ltd.	197,230	2,906,249
*Trans Hex Group, Ltd.	34,840	19,569
Trencor, Ltd.	1,468,675	7,044,756
UCS Group, Ltd.	1,547,424	360,000
Value Group, Ltd.	976,777	495,397
*Wesizwe Platinum, Ltd.	14,355	3,486
Zeder Investments, Ltd.	850,029	230,879

TOTAL SOUTH AFRICA		835,050,344

SOUTH KOREA — (11.3%)
#Aekyung Petrochemical Co., Ltd.	25,450	606,050
#Asia Cement Manufacturing Co., Ltd.	28,888	1,084,378
#Asia Paper Manufacturing Co., Ltd.	34,410	321,618
*Asiana Airlines, Inc.	545,710	4,063,709
*AUK Corp.	72,372	337,956
*Basic House Co., Ltd. (The)	44,134	556,448
#Bing Grae Co., Ltd.	24,704	992,891
#*BNG Steel Co., Ltd.	55,130	441,948
Boo Kook Securities Co., Ltd.	27,705	364,733
#Boryung Pharmaceutical Co., Ltd.	34,556	453,792
Busan Bank	917,340	9,893,209
BYC Co., Ltd.	810	94,074
Byuck San Corp.	10,472	122,038
#*Byuck San Engineering and Construction Co., Ltd.	87,860	106,402
#*Chin Hung International, Inc.	3,001,643	1,252,612
#Chong Kun Dang Pharmaceutical Corp.	42,960	663,675
#Choongwae Pharmaceutical Corp.	53,015	764,607

1461

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
#Chosun Refractories Co., Ltd.	10,390	$503,387
#Chungho Comnet Co., Ltd.	24,590	168,826
#CJ Cheiljedang Corp.	31,639	6,330,805
#CJ Corp.	133,605	8,344,287
#*Cosmochemical Co., Ltd.	47,640	278,955
Crown Confectionery Co., Ltd.	3,342	299,673
#Dae Dong Industrial Co., Ltd.	87,050	315,528
#*Dae Sang Corp.	158,432	1,181,077
#Dae Won Kang Up Co., Ltd.	318,816	719,751
*Daechang Co., Ltd.	9,700	13,695
Daeduck Electronics Co., Ltd.	246,280	1,547,019
#Daeduck Industries Co., Ltd.	128,410	1,068,319
Daegu Bank, Ltd.	883,822	11,391,452
#Daegu Department Store Co., Ltd.	55,901	568,378
#Daehan Flour Mills Co., Ltd.	8,122	1,045,624
#Daehan Steel Co., Ltd.	73,180	565,309
#Daehan Synthetic Fiber Co., Ltd.	5,193	287,152
Daekyo Co., Ltd.	346,480	1,553,544
Daelim Industrial Co., Ltd.	187,104	10,611,170
Daelim Trading Co., Ltd.	31,734	108,178
#Daesang Holdings Co., Ltd.	113,486	296,842
#Daesung Industrial Co., Ltd. (6249614)	2,486	259,524
#*Daesung Industrial Co., Ltd. (B445C80)	7,076	406,703
#Daewoo Engineering & Construction Co., Ltd.	951,350	8,075,258
#*Daewoo Motor Sales Corp.	341,527	1,066,310
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	463,372	7,844,215
#Daewoong Co., Ltd.	17,680	258,621
#Dahaam E-Tec Co., Ltd.	9,515	220,140
Daishin Securities Co., Ltd.	304,361	3,787,556
*Daiyang Metal Co., Ltd.	122,645	103,430
#Daou Technology, Inc.	224,410	1,392,547
*DCM Corp.	1,010	6,943
Digital Power Communications Co., Ltd.	113,840	119,058
Dong Ah Tire Industrial Co., Ltd.	69,104	494,067
*Dong Yang Gang Chul Co., Ltd.	159,370	475,013
#Dongbang Agro Co., Ltd.	53,610	286,618
#Dongbu Corp.	73,520	397,475
#*Dongbu HiTek Co., Ltd.	143,654	1,092,403
#Dongbu Securities Co., Ltd.	161,166	824,602
#Dongbu Steel Co., Ltd.	171,834	1,487,124
#Dong-Il Corp.	6,537	327,862
#Dongil Industries Co., Ltd.	10,368	567,380
Dongkuk Steel Mill Co., Ltd.	339,302	6,878,620
Dongwha Pharm Co., Ltd.	166,110	731,281
Dongwon F&B Co., Ltd.	13,886	641,581
#*Dongwon Systems Corp.	165,560	178,992
Dongyang Engineering & Construction Corp.	9,995	98,412
Dongyang Express Bus Corp.	639	11,866
#Dongyang Mechatronics Corp.	185,897	1,048,523
#Doosan Construction & Engineering Co., Ltd.	203,030	730,284
#*Eagon Industrial Co., Ltd.	29,120	220,054
#*e-Starco Co., Ltd.	170,050	86,874
*Eugene Investment & Securities Co., Ltd.	3,707,969	2,367,302
Fursys, Inc.	33,450	804,251
Gaon Cable Co., Ltd.	14,154	307,951
#Global & Yuasa Battery Co., Ltd.	50,280	1,287,887
Golden Bridge Investment & Securities Co., Ltd.	21,530	39,190
Green Cross Holdings Corp.	9,276	669,493
GS Engineering & Construction Corp.	92,641	6,266,481
GS Holdings Corp.	355,410	12,447,712
#Gwangju Shinsegae Co., Ltd.	3,346	432,841

1462

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Halla Climate Control Corp.	123,047	$1,798,287
Halla Engineering & Construction Corp.	91,861	1,003,645
#Han Kuk Carbon Co., Ltd.	137,700	666,045
#Han Yang Securities Co., Ltd.	80,350	620,892
Hana Financial Group, Inc.	1,237,663	36,807,854
Handok Pharmaceuticals Co., Ltd.	18,150	221,788
#Handsome Corp.	122,640	1,693,893
#Hanil Cement Manufacturing Co., Ltd.	32,489	1,464,312
*Hanil Construction Co., Ltd.	38,025	75,610
Hanil E-Wha Co., Ltd.	2,093	14,490
#Hanjin Heavy Industries & Construction Co., Ltd.	279,094	6,667,385
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	911,877
#*Hanjin Shipping Co., Ltd.	358,384	9,637,354
#*Hanjin Shipping Holdings Co., Ltd.	60,709	876,124
#Hanjin Transportation Co., Ltd.	61,370	1,932,611
*Hankook Cosmetics Co., Ltd.	86,470	293,819
#Hankook Cosmetics Manufacturing Co., Ltd.	24,389	221,633
Hankuk Electric Glass Co., Ltd.	4,100	117,382
#Hankuk Glass Industries, Inc.	29,050	643,457
Hankuk Paper Manufacturing Co., Ltd.	23,220	630,201
*Hanmi Semiconductor Co., Ltd.	5,670	35,086
Hanshin Construction Co., Ltd.	24,880	177,609
#Hansol Chemical Co., Ltd.	51,607	576,535
#Hansol Paper Co., Ltd.	265,034	3,375,077
Hanssem Co., Ltd.	25,520	258,757
#Hanwha Chemical Corp.	713,542	11,630,275
*Hanwha Corp.	50,332	1,706,251
*Hanwha General Insurance Co., Ltd.	19,663	165,967
Hanwha Securities Co., Ltd.	463,260	3,140,002
Hanwha Timeworld Co., Ltd.	9,000	118,839
Heung-A Shipping Co., Ltd.	106,352	102,821
#Hite Holdings Co., Ltd.	86,500	1,540,423
*HMC Investment Securities Co., Ltd.	118,451	1,823,900
#Honam Petrochemical Corp.	90,706	13,230,023
Hotel Shilla Co., Ltd.	21,520	464,211
#*Huneed Technologies	9,003	34,477
#Husteel Co., Ltd.	31,810	454,630
*Hwa Sung Industrial Co., Ltd.	44,200	178,479
Hwacheon Machine Tool Co., Ltd.	2,050	63,398
Hwashin Co., Ltd.	25,224	280,820
#Hyosung T & C Co., Ltd.	151,548	10,496,881
#Hyundai Cement Co., Ltd.	32,875	159,527
Hyundai Development Co.	313,620	7,188,440
#Hyundai DSF Co., Ltd.	38,700	295,220
Hyundai Elevator Co., Ltd.	22,090	959,728
Hyundai Greenfood Co., Ltd.	304,440	2,723,592
#Hyundai Hysco	270,550	4,283,202
Hyundai Merchant Marine Co., Ltd.	285,581	7,921,398
Hyundai Mipo Dockyard Co., Ltd.	72,709	9,963,398
#Hyundai Motor Co., Ltd.	909,723	114,708,337
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	154,163
Hyundai Securities Co.	821,689	9,457,026
#Hyundai Steel Co.	358,229	30,995,279
#Il Dong Pharmaceutical Co., Ltd.	25,184	778,548
#*Iljin Electric Co., Ltd.	128,110	1,158,353
#Iljin Holdings Co., Ltd.	96,174	293,079
#Ilshin Spinning Co., Ltd.	5,070	356,616
Ilsung Pharmaceutical Co., Ltd.	9,060	543,143
Industrial Bank of Korea, Ltd.	1,050,330	13,896,311
InziControls Co., Ltd.	27,640	100,793
IS Dongseo Co., Ltd.	47,710	573,072

1463

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
#ISU Chemical Co., Ltd.	54,440	$823,000
#IsuPetasys Co., Ltd.	196,240	564,968
#Jahwa Electronics Co., Ltd.	79,680	432,167
#Jeil Pharmaceutical Co.	38,480	401,001
#Jeonbuk Bank, Ltd.	300,136	1,688,532
*Jinheung Mutual Savings Bank Co., Ltd.	144,760	425,864
#K.C. Tech Co., Ltd.	154,554	745,721
#KB Financial Group, Inc. ADR	1,974,040	84,449,431
KCC Corp.	31,624	8,158,491
#*Keangnam Enterprises, Ltd.	66,230	438,875
#Keyang Electric Machinery Co., Ltd.	187,450	409,875
#KG Chemical Corp.	48,893	436,530
Kia Motors Corp.	676,197	17,695,905
#*KIC, Ltd.	69,340	365,434
#KISCO Corp.	29,571	780,473
#KISWIRE, Ltd.	50,083	1,573,717
#Kolon Engineering & Construction Co., Ltd.	124,640	419,875
#Kolon Industries, Inc. (6496539)	22,524	644,344
*Kolon Industries, Inc. (B5TVWD5)	51,054	2,724,009
#Korea Cast Iron Pipe Co., Ltd.	81,218	263,862
#*Korea Development Co., Ltd.	99,040	305,231
Korea Development Leasing Corp.	15,732	422,963
#Korea Electric Terminal Co., Ltd.	42,160	693,914
#Korea Exchange Bank	1,675,400	17,199,943
#*Korea Express Co., Ltd.	55,848	2,965,935
#*Korea Flange Co., Ltd.	18,630	162,304
Korea Investment Holdings Co., Ltd.	282,426	8,072,278
#Korea Iron & Steel Co., Ltd.	11,043	466,575
*Korea Komho Petrochemical Co., Ltd.	53,790	2,409,706
#*Korea Line Corp.	44,305	1,985,571
*Korea Mutual Savings Bank	19,600	164,017
Korea Petrochemical Industry Co., Ltd.	8,594	492,220
*Korean Air Co., Ltd.	143,530	8,954,661
#Korean Air Terminal Service Co., Ltd.	12,340	417,210
#KP Chemical Corp.	304,576	2,931,857
KPX Chemical Co., Ltd.	10,134	425,991
#KPX Holdings Corp.	7,249	324,599
#*KTB Securities Co., Ltd.	392,760	1,216,351
#Kukdo Chemical Co., Ltd.	26,200	686,199
*Kumho Industrial Co., Ltd.	23,955	68,570
Kumho Investment Bank	637,880	512,040
*Kumho Tire Co., Inc.	156,050	637,113
#Kunsul Chemical Industrial Co., Ltd.	24,240	291,005
#Kwang Dong Pharmaceutical Co., Ltd.	312,960	719,732
#Kyeryong Construction Industrial Co., Ltd.	39,280	470,304
#Kyobo Securities Co., Ltd.	131,490	1,011,697
Kyung Dong Navien Co., Ltd.	3,860	98,720
Kyung Nong Corp.	60,670	200,818
#*Kyungbang Co., Ltd.	5,174	473,278
Kyung-in Synthetic Corp.	152,760	485,443
#LG Display Co., Ltd.	444,000	13,572,149
#LG Display Co., Ltd. ADR	1,606,037	24,684,789
#LG Electronics, Inc.	525,640	44,628,832
LG Fashion Corp.	1,800	43,393
*LG Uplus Corp.	17,910	120,547
Livart Furniture Co., Ltd.	16,020	108,287
#Lotte Chilsung Beverage Co., Ltd.	5,263	3,483,167
#Lotte Confectionary Co., Ltd.	5,117	5,832,354
#Lotte Midopa Co., Ltd.	124,640	1,285,420
#Lotte Sam Kang Co., Ltd.	6,861	1,588,402
Lotte Shopping Co., Ltd.	59,924	18,206,245

1464

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
*Meritz Securities Co., Ltd.	1,209,585	$1,033,364
Mi Chang Oil Industrial Co., Ltd.	3,650	142,480
*Moorim P&P Co., Ltd.	23,927	146,691
#Moorim Paper Co., Ltd.	57,710	417,748
Motonic Corp.	7,080	53,523
#*Namkwang Engineering & Construction Co., Ltd.	90,006	265,314
Namyang Dairy Products Co., Ltd.	3,303	1,401,335
#Nexen Corp.	8,800	374,163
NH Investment & Securities Co., Ltd.	188,042	1,579,785
#Nong Shim Co., Ltd.	25,517	4,837,286
Nong Shim Holdings Co., Ltd.	13,419	711,249
Noroo Holdings Co., Ltd.	22,738	97,529
Noroo Paint Co., Ltd.	37,899	108,104
*ON*Media Corp.	484,150	1,246,192
#Ottogi Corp.	12,003	1,519,720
Pacific Corp.	24,304	3,087,151
Pacific Pharmaceutical Co., Ltd.	3,840	100,241
Pang Rim Co., Ltd.	15,040	160,710
*PaperCorea, Inc.	19,552	120,025
#Pohang Coated Steel Co., Ltd.	17,630	436,423
#*Poong Lim Industrial Co., Ltd.	74,350	112,042
#Poongsan Corp.	150,690	4,039,085
#Poongsan Holdings Corp.	31,568	646,293
POSCO	5,616	2,335,587
#POSCO ADR	1,058,114	110,054,437
#Pulmuone Co., Ltd.	6,125	221,762
#Pum Yang Construction Co., Ltd.	31,885	131,658
#Pusan City Gas Co., Ltd.	65,770	1,168,094
#*S&T Daewoo Co., Ltd.	46,870	1,030,782
#S&T Dynamics Co., Ltd.	174,594	2,825,288
#S&T Holdings Co., Ltd.	52,273	618,364
#*Sajo Industries Co., Ltd.	1,310	34,565
#Sam Kwang Glass Industrial Co., Ltd.	18,940	751,623
Sam Yung Trading Co., Ltd.	14,352	57,530
#Sambu Construction Co., Ltd.	31,215	387,501
#*Samho International Co., Ltd.	12,120	22,992
Samhwa Crown & Closure Co., Ltd.	1,749	32,642
#Samhwa Paints Industrial Co., Ltd.	48,610	201,196
#Samick Musical Instruments Co., Ltd.	621,710	552,280
Samsung Corp.	429,764	21,549,164
Samsung Fine Chemicals Co., Ltd.	15,133	854,826
#Samsung SDI Co., Ltd.	216,815	31,155,682
#Samwhan Corp.	47,270	343,559
Samyang Corp.	43,666	2,156,324
Samyang Genex Co., Ltd.	13,685	738,076
#Samyang Tongsang Co., Ltd.	8,060	155,637
#Samyoung Electronics Co., Ltd.	78,430	862,948
*SAVEZONE I&C Corp.	2,710	5,292
*SBS Media Holdings Co., Ltd.	290	644
SC Engineering Co., Ltd.	34,640	116,862
#Seah Besteel Corp.	100,300	1,796,194
#SeAH Holdings Corp.	12,561	751,162
#SeAH Steel Corp.	17,133	589,440
#Sebang Co., Ltd.	80,550	1,097,236
#Sejong Industrial Co., Ltd.	112,200	1,165,689
#*SH Chemical Co., Ltd.	528,345	183,313
*Shell-Line Co., Ltd.	17,510	123,322
#Shin Won Corp.	348,090	444,639
Shin Young Securities Co., Ltd.	29,240	895,965
*Shin Young Wacoal, Inc.	273	21,854
#*Shinhan Engineering & Construction Co., Ltd.	23,320	120,850

1465

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Shinhan Financial Group Co., Ltd.	1,093,226	$44,874,269
#Shinhan Financial Group Co., Ltd. ADR	755,534	62,505,328
#Shinpoong Pharmaceutical Co., Ltd.	13,450	344,143
Shinsegae Engineering & Construction Co., Ltd.	8,470	87,206
#*Shinsegae Information & Communication Co., Ltd.	3,159	159,930
*Shinsung Holdings Co., Ltd.	589	2,989
*Shinsung Tongsang Co., Ltd.	342,500	138,265
#Silla Trading Co., Ltd.	26,403	277,620
#Sindo Ricoh Co., Ltd.	33,293	1,389,751
*SJM Co., Ltd.	29,248	160,446
#SJM Holdings Co., Ltd.	31,331	83,615
#*SK Chemicals Co., Ltd.	41,114	2,315,365
#SK Co., Ltd.	182,809	14,351,227
#SK Energy Co., Ltd.	320,419	33,448,198
#SK Gas Co., Ltd.	30,216	1,023,162
#SK Networks Co., Ltd.	499,940	4,372,116
#SKC Co., Ltd.	152,050	3,564,532
#SL Corp.	89,640	894,419
#*Ssangyong Cement Industry Co., Ltd.	193,556	840,156
#*STX Corp.	184,397	3,185,329
#STX Engine Co., Ltd.	140,460	3,201,788
#STX Offshore & Shipbuilding Co., Ltd.	313,090	3,368,810
#STX Pan Ocean Co., Ltd.	691,950	7,018,955
#Suheung Capsule Co., Ltd.	52,170	312,984
Sung Bo Chemicals Co., Ltd.	4,130	93,873
#*Sung Shin Cement Co., Ltd.	85,800	286,782
#*Sunjin Co., Ltd.	7,650	241,184
#Tae Kwang Industrial Co., Ltd.	3,447	2,126,815
#Tae Kyung Industrial Co., Ltd.	98,860	387,152
#Taeyoung Engineering & Construction	310,360	1,243,570
#*Tai Han Electric Wire Co., Ltd.	170,057	1,547,177
#Tai Lim Packaging Industries Co., Ltd.	176,930	190,760
*Tec & Co.	427,170	87,868
#Telcoware Co., Ltd.	36,000	212,268
*Tong Kook Corp.	607	802
Tong Yang Securities, Inc.	300,000	2,743,923
#TS Corp.	15,393	491,739
*Uangel Corp.	16,270	65,749
#Unid Co., Ltd.	32,400	1,270,800
*Union Steel Manufacturing Co., Ltd.	38,857	719,040
Wiscom Co., Ltd.	32,980	117,673
#*Woongjin Holdings Co., Ltd.	252,490	2,514,220
Woori Finance Holdings Co., Ltd.	1,573,572	19,594,114
*Woori Finance Holdings Co., Ltd. ADR	6,502	245,776
#Woori Financial Co., Ltd.	65,220	489,954
Woori Investment & Securities Co., Ltd.	659,420	10,372,848
#YESCO Co., Ltd.	18,780	376,869
#Yoosung Enterprise Co., Ltd.	109,715	229,921
#Youlchon Chemical Co., Ltd.	82,970	631,208
*Young Poong Mining & Construction Corp.	18,030	838
#Youngone Corp.	48,452	1,113,380
Youngpoong Corp.	4,628	2,347,433
Yuhwa Securities Co., Ltd.	28,680	362,334
*Zinus, Inc.	1,866	5,915

TOTAL SOUTH KOREA		1,195,209,824

TAIWAN — (11.3%)
*A.G.V. Products Corp.	3,642,429	1,563,521
*Abocom Systems, Inc.	340,752	173,660
*Acbel Polytech, Inc.	1,453,219	1,126,301
*Accton Technology Corp.	5,114,000	2,537,669

1466

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Action Electronics Co., Ltd.	2,129,000	$773,516
Advanced Semiconductor Engineering, Inc.	1,045,371	807,777
*Advancetek Enterprise Co., Ltd.	2,000	1,226
*Allis Electric Co., Ltd.	1,523,000	661,672
*Alpha Networks, Inc.	174,000	132,409
*Altek Corp.	454,000	657,462
*Ambassador Hotel (The)	274,000	330,094
*Ampoc Far East Co., Ltd.	645,000	371,208
*Amtran Technology Co., Ltd.	1,416,693	1,355,073
*Apex Science & Engineering Corp.	396,000	194,138
*Arima Communication Corp.	2,522,000	880,628
*Arima Optoelectronics Corp.	1,045,000	255,093
Asia Cement Corp.	15,679,326	15,482,079
Asia Chemical Corp.	1,756,000	1,041,399
*Asia Optical Co, Inc.	1,854,000	2,891,861
*Asia Polymer Corp.	1,740,489	1,578,062
*Asia Vital Components Co., Ltd.	202,307	244,843
Asustek Computer, Inc.	3,107,913	23,422,649
AU Optronics Corp.	4,093,812	3,875,306
#AU Optronics Corp. Sponsored ADR	6,058,874	57,559,303
*Audix Co., Ltd.	1,122,164	798,637
*Aurora Systems Corp.	482,281	329,814
*Avision, Inc.	1,581,555	960,259
*Bank of Kaohsiung	4,018,926	1,484,345
*Bes Engineering Corp.	13,303,443	3,104,758
*Biostar Microtech International Corp.	356,055	252,360
*C Sun Manufacturing, Ltd.	233,837	156,626
*Cameo Communications, Inc.	1,601,000	866,961
*Capital Securities Corp.	393,000	181,109
*Carnival Industrial Corp.	2,813,000	822,321
Catcher Technology Co., Ltd.	1,467,326	3,302,606
*Cathay Chemical Works, Inc.	857,000	328,606
*Cathay Real Estate Development Co., Ltd.	8,268,421	3,712,452
*Central Reinsurance Co., Ltd.	2,477,781	1,178,826
*Chain Qui Development Co., Ltd.	1,077,173	893,419
*Champion Building Materials Co., Ltd.	2,472,040	2,083,953
Chang Hwa Commercial Bank	44,281,459	23,344,797
*Chang-Ho Fibre Corp.	192,000	100,455
*Charoen Pokphand Enterprises Co., Ltd.	1,690,000	1,034,991
*Cheng Loong Corp.	9,094,480	3,371,614
*Cheng Uei Precision Industry Co., Ltd.	1,098,496	1,923,081
Chenming Mold Industrial Corp.	593,040	417,878
*Chia Hsin Cement Corp.	4,711,594	2,256,297
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Kuo Construction Co., Ltd.	306,000	176,882
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	396,421
*Chilisin Electronics Corp.	289,300	292,337
Chimei Innolux Corp.	43,229,840	46,601,874
*China Airlines, Ltd.	16,952,252	9,118,541
*China Chemical & Pharmaceutical Co.	480,264	344,685
*China Development Financial Holding Corp.	83,980,032	24,108,201
*China Electric Manufacturing Co., Ltd.	361,200	325,709
*China General Plastics Corp.	3,008,000	1,037,833
*China Glaze Co., Ltd.	1,032,000	888,421
*China Man-Made Fiber Co., Ltd.	10,798,813	3,698,671
*China Metal Products Co., Ltd.	1,379,399	1,882,286
*China Motor Co., Ltd.	6,039,749	3,798,370
*China Petrochemical Development Corp.	16,397,580	8,812,758
*China Rebar Co., Ltd.	439,188	—
*China Steel Structure Co., Ltd.	1,127,219	782,238
*China Synthetic Rubber Corp.	3,919,711	3,790,298

1467

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*China United Trust & Investment Corp.	493,999	$—
*China Wire & Cable Co., Ltd.	2,541,000	914,482
Chinatrust Financial Holdings Co., Ltd.	59,635,946	35,665,958
*Chin-Poon Industrial Co., Ltd.	3,740,815	2,755,465
*Chun Yu Works & Co., Ltd.	2,106,000	655,777
*Chun Yuan Steel Industrial Co., Ltd.	3,877,191	1,568,565
*Chung Hsin Electric & Machinery Co., Ltd.	3,325,000	1,869,121
*Chung Hung Steel Corp.	1,301,000	531,060
*Chung Hwa Pulp Corp.	4,942,419	2,266,504
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	93,768,045	6,105,908
*CMC Magnetics Corp.	25,520,000	6,814,674
Collins Co., Ltd.	1,894,823	839,205
Compal Electronics, Inc.	3,293,355	4,308,800
*Compeq Manufacturing Co., Ltd.	9,985,000	2,716,311
*Compex International Co., Ltd.	46,400	290
*Continental Holdings Corp.	5,097,848	1,948,871
*Cosmos Bank Taiwan	935,756	206,522
*Coxon Precise Industrial Co., Ltd.	88,000	170,519
*CSBC Corp Taiwan	77,256	65,751
*Da-Cin Construction Co., Ltd.	805,579	438,184
*Darfon Electronics Corp.	1,195,950	1,321,940
*Delpha Construction Co., Ltd.	1,976,079	754,111
*Depo Auto Parts Industrial Co., Ltd.	50,000	135,041
*Der Pao Construction Co., Ltd.	1,139,000	29,147
*Diamond Flower Electric Instrument Co., Ltd.	127,280	140,353
*D-Link Corp.	3,914,780	3,017,197
*Dynamic Electronics Co., Ltd.	627,000	544,475
*E.Sun Financial Holding Co., Ltd.	20,302,578	9,389,539
*Eastern Media International Corp.	8,183,399	2,105,348
*Eclat Textile Co., Ltd.	1,059,204	686,436
*Edom Technology Co., Ltd.	512,800	265,789
*Elite Material Co., Ltd.	36,991	34,563
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,586,065
*Enlight Corp.	1,184,549	45,143
*EnTie Commercial Bank	716,232	274,222
*Eva Airways Corp.	12,631,944	7,574,826
*Ever Fortune Industrial Co., Ltd.	409,000	4,212
*Everest Textile Co., Ltd.	3,553,002	774,913
*Evergreen International Storage & Transport Corp.	3,780,000	2,937,078
*Evergreen Marine Corp., Ltd.	10,415,527	7,729,225
*Everspring Industry Co.	1,456,180	524,577
Far Eastern Department Stores Co., Ltd.	6,787,064	6,623,115
*Far Eastern International Bank	11,997,514	4,657,608
*Federal Corp.	3,195,876	2,035,288
*First Copper Technology Co., Ltd.	2,596,750	1,090,654
First Financial Holding Co., Ltd.	58,026,360	34,106,371
*First Hotel	664,339	539,025
*First Insurance Co., Ltd. (The)	2,220,064	912,016
*First Steamship Co., Ltd.	19,717	33,436
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	7,191,498
*Formosa Oilseed Processing Co., Ltd.	537,000	262,286
Formosa Taffeta Co., Ltd.	7,804,511	5,944,518
*Formosan Rubber Group, Inc.	2,838,000	2,076,101
*Formosan Union Chemical Corp.	976,078	515,798
*Fu I Industrial Co., Ltd.	290,400	75,028
*Fubon Financial Holding Co., Ltd.	33,546,000	41,022,423
*Fullerton Technology Co., Ltd.	363,000	357,932
*Fwuson Industry Co., Ltd.	1,965,220	857,791
*G Shank Enterprise Co., Ltd.	792,880	600,119
*G.T.M. Corp.	1,458,000	927,082

1468

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Gamma Optical Co., Ltd.	549,000	$504,038
*Getac Technology Corp.	3,167,065	2,050,668
*Giantplus Technology Co., Ltd.	1,813,000	935,684
*Giga-Byte Technology Co., Ltd.	5,303,287	5,579,259
Gold Circuit Electronics, Ltd.	4,266,865	1,539,914
*Goldsun Development & Construction Co., Ltd.	12,194,535	5,277,235
*Good Will Instrument Co., Ltd.	402,853	294,623
*Gordon Auto Body Parts Co., Ltd.	131,000	49,175
*Grand Pacific Petrochemical Corp.	6,971,000	3,060,316
*Great China Metal Industry Co., Ltd.	1,577,000	1,142,849
*Great Wall Enterprise Co., Ltd.	1,815,393	1,811,048
*Hannstar Board Corp.	1,965,000	1,615,919
*HannStar Display Corp.	43,484,000	8,420,684
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	4,473,000	3,486,070
*Hitron Technologies, Inc.	759,335	485,272
*Ho Tung Holding Corp.	4,274,467	2,154,583
*Hocheng Corp.	2,917,300	1,061,830
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	934,781
*Holystone Enterprise Co., Ltd.	1,446,768	1,876,082
*Hong Tai Electric Industrial Co., Ltd.	2,292,000	956,133
*Hsin Kuang Steel Co., Ltd.	1,584,124	1,350,908
*Hsing Ta Cement Co., Ltd.	2,071,980	635,859
*Hua Eng Wire & Cable Co., Ltd.	4,854,035	1,650,649
Hua Nan Financial Holding Co., Ltd.	10,237,258	6,366,466
*Hualon Corp.	257,040	8,663
*Hung Ching Development & Construction Co., Ltd.	1,838,468	1,018,927
*Hung Sheng Construction Co., Ltd.	4,786,000	2,688,272
*Hwa Fong Rubber Co., Ltd.	2,495,960	965,899
*Ichia Technologies, Inc.	3,181,260	1,474,062
*Inotera Memories, Inc.	10,294,728	5,432,916
*Inventec Appliances Corp.	340,000	281,329
Inventec Corp.	19,221,152	10,202,617
*Jui Li Enterprise Co., Ltd.	712,760	192,708
*K Laser Technology, Inc.	843,601	598,651
*Kang Na Hsiung Co., Ltd.	1,409,078	841,755
*Kao Hsing Chang Iron & Steel Corp.	1,589,000	434,235
*Kaulin Manufacturing Co., Ltd.	1,477,656	1,358,226
*Kee Tai Properties Co., Ltd.	1,025,236	460,796
*King Yuan Electronics Co., Ltd.	11,179,861	5,022,904
*Kingdom Construction Co., Ltd.	907,000	653,561
*King’s Town Bank	6,365,012	2,666,430
*Kinko Optical Co., Ltd.	734,131	762,182
*Kinpo Electronics, Inc.	12,274,375	3,520,864
*Kuoyang Construction Co., Ltd.	641,029	392,857
*Kwong Fong Industries Corp.	4,587,000	1,161,649
*L&K Engineering Co., Ltd.	577,000	625,852
*Lan Fa Textile Co., Ltd.	2,409,703	776,986
*LCY Chemical Corp.	2,306,713	2,910,389
*Lead Data Co., Ltd.	2,542,457	547,316
*Lealea Enterprise Co., Ltd.	6,426,441	2,526,738
*Lee Chi Enterprises Co., Ltd.	1,708,900	930,918
*Lelon Electronics Corp.	732,000	554,978
*Leofoo Development Co., Ltd.	1,948,000	1,167,972
*Li Peng Enterprise Co., Ltd.	4,587,712	2,068,177
*Lian Hwa Foods Corp.	157,000	123,664
*Lien Chang Electronic Enterprise Co., Ltd.	666,610	444,025
Lien Hwa Industrial Corp.	4,770,640	2,793,381
*Lingsen Precision Industries, Ltd.	2,810,480	1,697,730
*Lite-On Semiconductor Corp.	1,592,000	956,237
Lite-On Technology Corp.	16,331,316	20,834,494

1469

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Long Bon International Co., Ltd.	2,101,301	$843,664
*Long Chen Paper Co., Ltd.	4,588,369	1,435,912
*Lucky Cement Corp.	3,099,000	737,909
Macronix International Co., Ltd.	25,770,028	17,122,750
*Marketech International Corp.	855,000	421,331
*Masterlink Securities Corp.	10,191,000	3,896,260
*Mayer Steel Pipe Corp.	988,364	803,770
*Maywufa Co., Ltd.	197,071	108,150
Mega Financial Holding Co., Ltd.	72,828,000	43,435,932
*Megamedia Corp.	782	6
*Meiloon Co., Ltd.	1,124,352	498,198
*Mercuries & Associates, Ltd.	3,533,829	2,057,033
*Mercuries Data Co., Ltd.	649,800	471,657
*Merry Electronics Co., Ltd.	175,000	257,150
*Microelectronics Technology, Inc.	3,297,123	2,001,905
*Micro-Star International Co., Ltd.	9,023,985	5,013,430
*Mitac International Corp.	10,726,000	4,378,604
*Mobiletron Electronics Co., Ltd.	96,000	70,557
*Mosel Vitelic, Inc.	1,456,206	650,683
*Mustek Systems, Inc.	210,074	27,049
*Nantex Industry Co., Ltd.	1,576,231	1,027,767
*New Asia Construction & Development Co., Ltd.	1,011,542	198,875
*Nien Hsing Textile Co., Ltd.	3,935,000	2,302,929
*Ocean Plastics Co., Ltd.	7,776	5,419
*Optimax Technology Corp.	3,466,000	526,766
*Orient Semiconductor Electronics, Ltd.	1,472,276	386,634
*Oriental Union Chemical Corp.	3,567,225	2,669,543
*Pacific Construction Co., Ltd.	4,079,256	592,512
*Pan Jit International, Inc.	2,161,818	2,066,896
*Pegatron Corp.	8,364,998	9,658,899
*Phihong Technology Co., Ltd.	1,613,661	1,802,700
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	779,000	580,460
*Polaris Securities Co., Ltd.	15,205,502	6,940,916
*Potrans Electrical Corp.	1,139,000	154,978
Pou Chen Corp.	17,551,878	13,402,949
*President Securities Corp.	4,788,875	2,621,361
*Prince Housing & Development Corp.	4,552,737	2,111,449
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	94,486
*Promate Electronic Co., Ltd.	283,000	214,250
*Qisda Corp.	8,547,952	4,807,529
*Quintain Steel Co., Ltd.	2,637,250	798,851
*Radiant Opto-Electronics Corp.	3,372,050	4,565,143
*Radium Life Tech Corp.	1,254,865	1,158,601
*Ralec Electronic Corp.	383,163	859,921
*Rechi Precision Co., Ltd.	2,962,000	1,405,828
*Ritek Corp.	25,133,622	7,208,239
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,542,684	1,192,574
*Sanyang Industrial Co., Ltd.	6,581,268	3,085,995
*Sanyo Electric Co., Ltd.	368,000	349,096
*Sheng Yu Steel Co., Ltd.	1,716,000	1,121,580
*Shihlin Electric & Engineering Corp.	3,104,000	3,343,506
*Shin Kong Financial Holding Co., Ltd.	30,015,021	10,847,791
*Shinkong Co., Ltd.	1,322,412	1,106,940
*Shinkong Synthetic Fibers Co., Ltd.	11,044,342	3,883,984
*Shuttle, Inc.	268,015	202,760
*Sigurd Microelectronics Corp.	3,015,608	2,350,224
*Silicon Integrated Systems Corp.	6,006,165	3,881,160
*Sinbon Electronics Co., Ltd.	1,535,000	1,132,548

1470

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*Sincere Navigation Corp.	538,692	$614,257
*Sinkang Industries Co., Ltd.	806,669	466,895
*Sinon Corp.	3,486,877	1,485,222
*SinoPac Holdings Co., Ltd.	63,420,809	21,225,661
*Siward Crystal Technology Co., Ltd.	933,875	460,434
*Solomon Technology Corp.	1,364,950	598,695
South East Soda Manufacturing Co., Ltd.	927,500	941,019
*Southeast Cement Co., Ltd.	3,208,700	1,194,616
*SPI Electronic Co., Ltd.	277,939	329,151
*Spirox Corp.	914,661	774,600
*Springsoft, Inc.	1,577,000	1,530,098
*Standard Chemical & Pharmaceutical Co., Ltd.	155,310	144,093
*Star Comgistic Capital Co., Ltd.	275,460	325,805
*Stark Technology, Inc.	847,200	735,428
*Sunonwealth Electric Machine Industry Co., Ltd.	486,421	403,725
*Sunplus Technology Co., Ltd.	4,538,620	3,363,803
*Supreme Electronics Co., Ltd.	1,160,681	878,916
*Sweeten Construction Co., Ltd.	625,000	330,489
*Sysware Systex Corp.	828,801	1,209,985
*T JOIN Transportation Co., Ltd.	2,108,000	1,540,937
*Ta Chen Stainless Pipe Co., Ltd.	3,060,864	2,114,944
*Ta Chong Bank, Ltd.	15,753,906	3,773,983
*Ta Ya Electric Wire & Cable Co., Ltd.	5,559,732	1,519,278
*Tah Hsin Industrial Corp.	1,452,000	980,457
*Ta-I Technology Co., Ltd.	478,195	540,983
*Taichung Commercial Bank	10,428,754	3,264,281
*Tainan Enterprises Co., Ltd.	773,850	991,027
*Tainan Spinning Co., Ltd.	10,204,000	4,503,011
*Taishin Financial Holdings Co., Ltd.	44,005,763	19,578,176
*Taisun Enterprise Co., Ltd.	2,370,721	1,386,731
*Taita Chemical Co., Ltd.	2,190,400	884,807
*Taiwan Business Bank	31,833,549	9,387,849
Taiwan Cement Corp.	28,016,741	25,980,422
*Taiwan Cogeneration Corp.	2,919,000	1,671,389
Taiwan Cooperative Bank	35,741,902	23,154,273
*Taiwan Flourescent Lamp Co., Ltd.	756,000	70,307
Taiwan Fu Hsing Industrial Co., Ltd.	630,000	384,117
Taiwan Glass Industrial Corp.	8,296,447	8,008,020
*Taiwan International Securities Corp.	2,693,000	985,629
Taiwan Kai Yih Industrial Co., Ltd.	1,033,059	1,006,893
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Land Development Corp.	80,000	33,154
*Taiwan Mask Corp.	2,805,000	1,039,483
*Taiwan Nano Electro-Optical Technology Co., Ltd.	501,000	321,641
*Taiwan Paiho Co., Ltd.	1,557,000	1,321,741
*Taiwan Pulp & Paper Corp.	2,594,000	1,138,930
*Taiwan Sakura Corp.	872,869	715,042
*Taiwan Sogo Shinkong Security Co., Ltd.	1,411,205	981,692
*Taiwan Styrene Monomer Corp.	4,430,856	1,922,487
*Taiwan Tea Corp.	5,604,092	3,321,873
*Taiyen Biotech Co., Ltd.	1,858,000	1,198,244
*Tatung Co., Ltd.	36,958,000	6,712,267
*Teapo Electronic Corp.	2,859,670	680,467
*Teco Electric & Machinery Co., Ltd.	17,546,834	8,413,902
*Tecom, Ltd.	805,753	259,412
*Test-Rite International Co., Ltd.	1,786,331	1,022,970
*Ton Yi Industrial Corp.	7,349,810	3,306,479
*Tong-Tai Machine & Tool Co., Ltd.	185,000	175,572
*Topco Scientific Co., Ltd.	699,000	883,488
Tsann Kuen Enterprise Co., Ltd.	620,386	1,151,376
Tung Ho Steel Enterprise Corp.	3,875,769	3,389,633

1471

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
*TYC Brother Industrial Co., Ltd.	1,596,047	$1,050,865
*Tycoons Group Enterprise Co., Ltd.	4,126,000	740,661
*Tze Shin International Co., Ltd.	981,664	415,794
*Unimicron Technology Corp.	8,508,363	14,110,897
*Union Bank of Taiwan	7,156,546	1,799,395
*Unitech Electronics Co., Ltd.	1,249,739	723,182
*Unitech Printed Circuit Board Corp.	3,531,265	1,319,436
*United Integration Service Co., Ltd.	1,578,000	1,982,985
*United Microelectronics Corp.	113,971,069	50,558,527
*Universal Cement Corp.	4,607,551	2,202,419
*Universal Microelectronics Co., Ltd.	927,491	490,698
*Universal, Inc.	46,660	33,236
*UPC Technology Corp.	5,452,437	3,220,144
*USI Corp.	5,184,000	3,531,580
*U-TECH Media Corp.	1,760,799	760,745
*Ve Wong Corp.	1,334,600	1,113,812
*Waffer Technology Co., Ltd.	1,507,000	383,501
Wah Lee Industrial Corp.	16,000	23,351
*Walsin Lihwa Corp.	25,949,412	11,331,469
*Walsin Technology Corp., Ltd.	4,730,876	2,733,782
*Walton Advanced Engineering, Inc.	2,005,000	988,580
*Wan Hai Lines Co., Ltd.	2,462,000	1,655,313
*Wan Hwa Enterprise Co., Ltd.	631,919	321,723
*Waterland Financial Holding Co., Ltd.	22,240,080	6,826,069
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	401,674
*Weikeng Industrial Co., Ltd.	1,428,000	962,086
*Wellypower Optronics Corp.	1,160,000	1,046,605
*Winbond Electronics Corp.	29,524,000	7,492,650
*Wintek Corp.	9,636,000	8,618,082
*WT Microelectronics Co., Ltd.	2,215,000	2,546,404
*WUS Printed Circuit Co., Ltd.	3,176,928	1,391,729
*Yageo Corp.	26,995,840	12,031,095
Yang Ming Marine Transport Corp.	12,943,615	8,361,713
*Yeung Cyang Industrial Co., Ltd.	1,133,667	783,750
*Yieh Phui Enterprise Co., Ltd.	9,876,178	3,659,595
*Yosun Industrial Corp.	2,450,043	4,088,684
Yuanta Financial Holding Co., Ltd.	21,094,422	11,743,622
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,506,018	4,284,827
Yulon Motor Co., Ltd.	11,058,572	12,705,446
*Yulon Nissan Motor Co., Ltd.	348,000	992,331
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	84,687	114,954
Yung Tay Engineering Co., Ltd.	3,582,000	3,923,817
*Zenitron Corp.	1,529,000	994,625
*Zig Sheng Industrial Co., Ltd.	4,011,378	1,745,162
*Zippy Technology Corp.	343,000	253,171
*Zyxel Communication Corp.	4,187,000	2,505,340

TOTAL TAIWAN		1,200,351,103

THAILAND — (2.2%)
*Aapico Hitech PCL (Foreign)	539,800	194,010
Asia Plus Securities PCL (Foreign)	7,008,500	416,927
Ayudhya Insurance PCL (Foreign)	228,500	118,232
Bangchak Petroleum PCL (Foreign)	7,066,900	3,174,905
Bangkok Bank PCL (Foreign)	5,318,800	22,906,683
Bangkok Bank PCL (Foreign) NVDR	4,793,500	20,273,052
Bangkok Expressway PCL (Foreign)	4,439,200	2,517,037
Bangkok First Investment & Trust PCL (Foreign)	521,300	68,484
Bangkok Insurance PCL (Foreign)	131,820	865,866
*Bangkokland PCL (Foreign)	78,669,103	1,608,725
Bank of Ayudhya PCL (Foreign)	16,269,800	10,384,442
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,812,647

1472

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

THAILAND — (Continued)
Capital Nomura Securities PCL (Foreign)	478,400	$422,445
Capital Nomura Securities PCL (Foreign) NVDR	45,000	39,737
Central Plaza Hotel PCL (Foreign)	6,525,000	1,051,278
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	3,928,431
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,521,496
*Erawan Group PCL (Foreign)	4,288,950	292,353
*Esso Thailand PCL (Foreign)	2,509,500	489,848
*G J Steel PCL (Foreign)	214,856,100	1,331,409
*G Steel PCL (Foreign)	43,035,100	653,360
Hana Microelectronics PCL (Foreign)	1,555,000	1,336,987
Hermraj Land & Development PCL (Foreign)	64,383,100	3,171,778
ICC International PCL (Foreign)	2,710,500	3,642,694
IRPC PCL (Foreign)	99,669,500	11,981,957
*Italian-Thai Development PCL (Foreign) NVDR	27,016,800	2,410,794
Jasmine International PCL (Foreign)	27,831,800	681,243
Kasikornbank PCL (Foreign)	1,193,700	3,846,469
Kasikornbank PCL (Foreign) NVDR	164,500	509,682
Kiatnakin Finance PCL (Foreign)	3,374,300	3,188,727
Krung Thai Bank PCL (Foreign)	54,147,700	21,810,073
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	2,079,628
*Loxley PCL (Foreign)	3,313,700	211,502
MBK Development PCL (Foreign)	888,800	2,478,451
Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,135,812
Polyplex PCL (Foreign)	5,424,000	2,117,503
Precious Shipping PCL (Foreign)	4,837,600	2,772,908
PTT Aromatics & Refining PCL (Foreign)	14,786,216	10,674,480
PTT Chemical PCL (Foreign)	5,203,910	16,284,893
*Regional Container Lines PCL (Foreign)	5,884,700	2,771,416
Rojana Industrial Park PCL (Foreign)	322,500	102,920
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	2,051,951
Saha Pathanapibul PCL (Foreign)	1,594,833	1,383,589
Saha-Union PCL (Foreign)	2,976,400	3,550,469
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	3,415,681
*Samart Corporation PCL (Foreign)	800,000	171,030
Sansiri PCL (Foreign)	9,982,900	1,793,984
Serm Suk PCL (Foreign) NVDR	39,000	41,689
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,072,859
Siam Commercial Bank PCL (Foreign)	944,800	2,605,335
Sri Trang Agro Industry PCL (Foreign)	229,500	152,170
Supalai PCL (Foreign)	3,739,266	1,471,377
*Tata Steel (Thailand) PCL (Foreign)	34,371,400	1,735,876
*Thai Airways International PCL (Foreign)	1,898,000	2,028,846
Thai Oil PCL (Foreign)	9,889,800	13,482,609
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,194,230
Thai Rayon PCL (Foreign)	165,000	369,365
*Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	671,323
Thai Union Frozen Products PCL (Foreign)	205,800	314,040
Thai Wacoal PCL (Foreign)	93,300	130,085
Thanachart Capital PCL (Foreign)	6,758,500	6,282,107
Thoresen Thai Agencies PCL (Foreign)	3,578,400	2,649,845
Ticon Industrial Connection PCL (Foreign)	607,000	210,640
Tisco Financial Group PCL (Foreign)	1,041,700	944,066
*Total Access Communication PCL (Foreign)	6,609,600	9,676,332
Total Access Communication PCL (Foreign) ADR	1,264,380	1,795,420
TPI Polene PCL (Foreign)	10,203,724	4,141,558
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	271,581
Univentures PCL (Foreign)	3,481,400	330,072
*Vanachai Group PCL (Foreign)	5,869,000	1,063,785
Vinythai PCL (Foreign)	5,239,317	1,452,886

TOTAL THAILAND		234,736,084

1473

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TURKEY — (2.2%)
Adana Cimento Sanayii Ticaret A.S. Class A	285,460	$939,495
Adana Cimento Sanayii Ticaret A.S. Class C	554,691	213,523
*Advansa Sasa Polyester Sanayi A.S.	1,115,215	598,896
Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,550,325
*Akenerji Elektrik Uretim A.S.	13,804	29,784
Aksa Akrilik Kimya Sanayii A.S.	1,424,767	2,420,007
Aksigorta A.S.	1,324,168	1,677,385
Alarko Holding A.S.	1,013,092	2,215,857
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	100,296	475,349
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,955,644	2,096,806
*Anadolu Cam Sanayii A.S.	1,486,817	2,138,761
Arcelik A.S.	1,552,149	7,661,028
Ayen Enerji A.S.	415,323	699,792
Aygaz A.S.	1,118,602	4,930,746
Bati Anabolu Cimento A.S.	280,524	1,468,399
Bolu Cimento Sanayii A.S.	787,034	850,980
Borusan Mannesmann Boru Sanayi A.S.	87,735	1,098,836
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	3,220,266
*Deva Holding A.S.	885,272	1,688,766
*Dogan Gazetecilik A.S.	590,940	1,228,256
Dogan Sirketler Grubu Holdings A.S.	9,540,148	6,883,492
*Dogan Yayin Holding A.S.	2,881,725	2,952,317
*Dogus Otomotiv Servis ve Ticaret A.S.	390,717	1,906,253
*EGE Seramik Sanayi ve Ticaret A.S.	410,796	339,878
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	2,186,066	3,347,785
Enka Insaat ve Sanayi A.S.	—	1
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,547	20,589,814
*Finans Fin Kirala T.A.S.	488,518	849,940
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	2,246	329,299
Gentas Clenel Metal Sanayi ve Ticaret A.S.	247,933	223,644
*Global Yatirim Holding A.S.	2,295,251	1,079,917
*Goldas Kuyumculuk Sanayi A.S.	552,019	377,800
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	986,277
*Goodyear Lastikleri T.A.S.	124,529	1,304,155
*GSD Holding A.S.	2,497,284	1,737,128
*Gunes Sigorta A.S.	439,694	545,030
Haci Omer Sabanci Holding AS	948,114	4,403,155
Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,341,118
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	575,000	377,466
*Ihlas Holding A.S.	3,918,431	1,685,910
Is Yatirim Menkul Degerler A.S.	269,480	382,433
*Isiklar Yatirim Holding A.S.	1,053,525	794,609
*Izmir Demir Celik Sanayii A.S.	796,660	1,198,919
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	2,360,622	1,549,731
Koc Holding A.S. Series B	6,374,972	25,133,466
Konya Cimento Sanayii A.S.	6,740	629,042
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,552,497
*Marmaris Marti Otel Isletmeleri A.S.	1,429,951	1,191,824
Marshall Boya ve Vernik Sanayii A.S.	27,296	439,794
*Net Turizm Ticaret ve Sanayi A.S.	2,067,073	1,453,761
Nortel Networks Netas Telekomuenikasyon A.S.	67,409	2,459,435
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	94,308	148,737
*Petkim Petrokimya Holding A.S.	4,417,470	6,416,755
Pinar Entegre Et ve Un Sanayi A.S.	231,479	966,470
Pinar Sut Mamulleri Sanayii A.S.	195,977	1,169,849
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,071
*Sabah Yayincilik A.S.	31,938	80,523
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,421,839
Sekerbank T.A.S.	2,811,226	3,040,478
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	376,157	546,792
*Soda Sanayii A.S.	502,658	533,131

1474

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

TURKEY — (Continued)
Tekfen Holding A.S.	1,437,073	$4,809,265
*Tekstil Bankasi A.S.	1,116,413	776,788
Tofas Turk Otomobil Fabrikasi A.S.	969,357	3,699,440
*Trakya Cam Sanayii A.S.	2,393,774	3,459,932
Turcas Petrol A.S.	473,978	1,650,142
*Turk Ekonomi Bankasi A.S.	2,246,859	3,190,461
*Turk Hava Yollari A.S.	4,113,865	11,897,409
*Turk Sise ve Cam Fabrikalari A.S.	4,350,665	5,452,097
Turkiye Garanti Bankasi A.S.	121,351	627,839
Turkiye Is Bankasi A.S.	4,921,910	18,453,702
Turkiye Sinai Kalkinma Bankasi A.S.	3,448,034	4,717,378
Turkiye Vakiflar Bankasi T.A.O.	7,707,611	20,842,482
Ulker Biskuvi Sanayi A.S.	1,249,628	3,578,530
*Uzel Makina Sanayii A.S.	275,043	142,339
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	716,001	1,698,679
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,642,247
*Yapi ve Kredi Bankasi A.S.	2,423,143	7,358,858

TOTAL TURKEY		235,574,380

TOTAL COMMON STOCKS		9,289,976,141

PREFERRED STOCKS — (4.7%)
BRAZIL — (4.7%)
Banco Alfa de Investimento SA	61,726	227,419
Banco Bradesco SA Sponsored ADR	16,708	311,270
Banco Cruzeiro do Sul SA	5,100	31,897
Banco do Estado do Rio Grande do Sul SA	1,412,133	12,195,986
*Braskem SA Preferred A	1,479,200	11,168,851
#Braskem SA Preferred A Sponsored ADR	306,860	4,688,821
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	11,743,921
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	831,532
Companhia de Tecidos Norte de Minas	899,675	2,399,065
Confab Industrial SA	3,394,571	9,901,154
Forjas Taurus SA	828,769	2,445,594
Gerdau SA	2,445,084	35,422,299
#Gerdau SA Sponsored ADR	4,348,258	63,658,497
Gol Linhas Aereas Inteligentes SA	70,200	975,887
*Inepar Industria e Construcoes SA	225,432	662,658
Investimentos Itau SA	2,213,645	16,374,529
Klabin SA	5,296,604	15,268,241
Mahle-Metal Leve SA Industria e Comercio	4,000	72,777
Mangels Industrial SA	3,600	17,173
Marcopolo SA	1,886,030	10,723,391
Metalurgica Gerdau SA	4,022,600	71,129,668
Petroleo Brasileiro SA ADR	1,677,345	53,423,438
Randon e Participacoes SA	801,950	5,334,782
Sao Paulo Alpargatas SA	874,000	3,940,653
Suzano Papel e Celullose SA	2,456,049	23,348,385
Telemar Norte Leste SA	549,500	14,343,612
Ultrapar Participacoes SA	116,341	5,965,883
Ultrapar Participacoes SA Sponsored ADR	331,249	17,191,823
*Unipar Participacoes SA Class B	7,370,473	2,514,376
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	99,708,469
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	144,474

TOTAL BRAZIL		496,166,525

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	84,657

1475

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A2	1,526,067	$71,962

TOTAL PREFERRED STOCKS		496,323,144

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	1,821,079	16,646
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	110,368	1,307
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	332,750	132,372

TOTAL CHINA		150,325

INDIA — (0.0%)
*Gulf Oil Corp., Ltd. Rights 08/23/10	46,918	63,342
*Trent, Ltd. Rights 08/20/10	3,222	101,496

TOTAL INDIA		164,838

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	81,500	765

MALAYSIA — (0.0%)
*KPJ Healthcare Berhad Warrants 01/10/15	635,073	353,373
*Media Prima Berhad Warrants 12/31/14	57,521	10,036
*OSK Holdings Berhad Warrants 09/30/12	93,339	4,401
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	29,470
*Unisem (M) Berhad Rights 08/16/10	579,150	1,821

TOTAL MALAYSIA		399,101

SOUTH AFRICA — (0.0%)
#*Medi-Clinic Corp., Ltd. Rights 08/06/10	233,421	70,680

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	15,090,426	65,458
*Sansiri PCL (Foreign) Warrants 01/20/15	4,991,450	242,806

TOTAL THAILAND		308,264

TOTAL RIGHTS/WARRANTS		1,093,973

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $36,600,000 FHLMC 4.00%, 12/15/38, valued at $35,752,135) to be repurchased at $35,222,558	$35,222	35,222,000

1476

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (7.5%)
§@DFA Short Term Investment Fund	795,039,075	$795,039,075
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralizedby $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,338,822) to be repurchased at $1,312,593	$1,313	1,312,571

TOTAL SECURITIES LENDING COLLATERAL		796,351,646

TOTAL INVESTMENTS — (100.0%) (Cost $8,687,327,068)##		$10,618,966,904

1477

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of inputs used to value the Fund’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$732,890,855	—	—	$732,890,855
Chile	272,044,231	—	—	272,044,231
China	108,150,261	$1,114,269,661	—	1,222,419,922
Czech Republic	—	44,794,734	—	44,794,734
Hungary	—	121,510,078	—	121,510,078
India	150,636,773	950,928,025	—	1,101,564,798
Indonesia	751,390	306,506,005	—	307,257,395
Israel	36,249	13,304,466	—	13,340,715
Malaysia	542,865	382,579,916	—	383,122,781
Mexico	621,661,731	4,538,134	—	626,199,865
Philippines	112,155	83,735,868	—	83,848,023
Poland	—	193,417,327	—	193,417,327
Russia	—	486,643,682	—	486,643,682
South Africa	139,635,900	695,414,444	—	835,050,344
South Korea	283,060,253	912,149,571	—	1,195,209,824
Taiwan	69,492,878	1,130,858,225	—	1,200,351,103
Thailand	234,736,084	—	—	234,736,084
Turkey	—	235,574,380	—	235,574,380
Preferred Stocks
Brazil	496,166,525	—	—	496,166,525
India	—	84,657	—	84,657
Malaysia	71,962	—	—	71,962
Rights/Warrants
China	150,325	—	—	150,325
India	—	164,838	—	164,838
Indonesia	765	—	—	765
Malaysia	397,280	1,821	—	399,101
South Africa	70,680	—	—	70,680
Thailand	308,264	—	—	308,264
Temporary Cash Investments	—	35,222,000	—	35,222,000
Securities Lending Collateral	—	796,351,646	—	796,351,646

TOTAL	$3,110,917,426	$7,508,049,478	—	$10,618,966,904

See accompanying Notes to Schedule of Investments.

1478

Organization

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).

Security Valuation

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1479

A summary of the inputs used to value the Fund’s investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements:  The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 30, 2010.

2.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.  Futures Contracts:  The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2010, the Fund had no outstanding futures contracts.

Federal Tax Cost

At July 31, 2010, the total cost of securities for federal income tax purposes was $8,697,859,622 for Dimensional Emerging Markets Value Fund.

1480

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

1481

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/S/ DAVID G. BOOTH
David G. Booth
Chairman, Director, President and
Co-Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: September 27, 2010

By:	/S/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: September 27, 2010